UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Mark Karpe, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178

Registrant’s telephone number, including area code: (949) 219-3224

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026–June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Bond Plus Portfolio Class I

Bond Plus Portfolio Class P

Core Income Portfolio Class I

Core Income Portfolio Class P

Diversified Bond Portfolio Class I

Diversified Bond Portfolio Class P

Floating Rate Income Portfolio Class I

Floating Rate Income Portfolio Class P

High Yield Bond Portfolio Class I

High Yield Bond Portfolio Class P

Inflation Managed Portfolio Class I

Inflation Managed Portfolio Class P

Intermediate Bond Portfolio Class I

Intermediate Bond Portfolio Class P

Short Duration Bond Portfolio Class I

Short Duration Bond Portfolio Class P

Total Return Portfolio Class I

Total Return Portfolio Class P

Emerging Markets Debt Portfolio Class I

Emerging Markets Debt Portfolio Class P

Dividend Growth Portfolio Class I

Dividend Growth Portfolio Class P

Equity Index Portfolio Class I

Equity Index Portfolio Class P

Focused Growth Portfolio Class I

Focused Growth Portfolio Class P

Growth Portfolio Class I

Growth Portfolio Class P

Hedged Equity Portfolio Class I

Hedged Equity Portfolio Class P

Large-Cap Core Portfolio Class I

Large-Cap Core Portfolio Class P

Large-Cap Growth Portfolio Class I

Large-Cap Growth Portfolio Class P

Large-Cap Plus Bond Alpha Portfolio Class I

Large-Cap Plus Bond Alpha Portfolio Class P

Large-Cap Value Portfolio Class I

Large-Cap Value Portfolio Class P

Mid-Cap Growth Portfolio Class I

Mid-Cap Growth Portfolio Class P

Mid-Cap Plus Bond Alpha Portfolio Class I

Mid-Cap Plus Bond Alpha Portfolio Class P

Mid-Cap Value Portfolio Class I

Mid-Cap Value Portfolio Class P

QQQ Plus Bond Alpha Portfolio Class I

QQQ Plus Bond Alpha Portfolio Class P

Small-Cap Equity Portfolio Class I

Small-Cap Equity Portfolio Class P

Small-Cap Growth Portfolio Class I

Small-Cap Growth Portfolio Class P

Small-Cap Index Portfolio Class I

Small-Cap Index Portfolio Class P

Small-Cap Plus Bond Alpha Portfolio Class I

Small-Cap Plus Bond Alpha Portfolio Class P

Small-Cap Value Portfolio Class I

Small-Cap Value Portfolio Class P

Value Portfolio Class I

Value Portfolio Class P

Value Advantage Portfolio Class I

Value Advantage Portfolio Class P

Emerging Markets Portfolio Class I

Emerging Markets Portfolio Class P

International Equity Plus Bond Alpha Portfolio Class I

International Equity Plus Bond Alpha Portfolio Class P

International Growth Portfolio Class I

International Growth Portfolio Class P

International Large-Cap Portfolio Class I

International Large-Cap Portfolio Class P

International Small-Cap Portfolio Class I

International Small-Cap Portfolio Class P

International Value Portfolio Class I

International Value Portfolio Class P

Health Sciences Portfolio Class I

Health Sciences Portfolio Class P

Real Estate Portfolio Class I

Real Estate Portfolio Class P

Technology Portfolio Class I

Technology Portfolio Class P

Capital Appreciation Portfolio Class I

Capital Appreciation Portfolio Class P

PSF Avantis Balanced Allocation Portfolio Class I

PSF Avantis Balanced Allocation Portfolio Class P

Pacific Dynamix - Conservative Growth Portfolio Class I

Pacific Dynamix - Conservative Growth Portfolio Class P

Pacific Dynamix - Moderate Growth Portfolio Class I

Pacific Dynamix - Moderate Growth Portfolio Class P

Pacific Dynamix - Growth Portfolio Class I

Pacific Dynamix - Growth Portfolio Class P

Pacific Dynamix - Aggressive Growth Portfolio Class I

Pacific Dynamix - Aggressive Growth Portfolio Class P

Portfolio Optimization Conservative Portfolio Class I

Portfolio Optimization Conservative Portfolio Class P

Portfolio Optimization Moderate-Conservative Portfolio Class I

Portfolio Optimization Moderate-Conservative Portfolio Class P

Portfolio Optimization Moderate Portfolio Class I

Portfolio Optimization Moderate Portfolio Class P

Portfolio Optimization Growth Portfolio Class I

Portfolio Optimization Growth Portfolio Class P

Portfolio Optimization Aggressive-Growth Portfolio Class I

Portfolio Optimization Aggressive-Growth Portfolio Class P

PD 1-3 Year Corporate Bond Portfolio Class P

PD Aggregate Bond Index Portfolio Class P

PD High Yield Bond Market Portfolio Class P

PD Large-Cap Growth Index Portfolio Class P

PD Large-Cap Value Index Portfolio Class P

PD Mid-Cap Index Portfolio Class P

PD Small-Cap Growth Index Portfolio Class P

PD Small-Cap Value Index Portfolio Class P

PD Emerging Markets Index Portfolio Class P

PD International Large-Cap Index Portfolio Class P

Bond Plus Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$523,975,569
  # of Portfolio Holdings416
  Year-to-Date Total Return0.40%
  Portfolio Turnover Rate14%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
47.2%
Asset-Backed Securities
19.8%
Short-Term Investments
16.6%
U.S. Treasury Obligations
10.5%
Mortgage-Backed Securities
4.1%
Others (each less than 3.0%)
2.0%
Derivatives
(0.0%)
Other Assets and Liabilities, Net
(0.2%)
0
20
40
60

Table Summary
Value	Value
Other Assets and Liabilities, Net	(0.2%)
Derivatives	(0.0%)
Others (each less than 3.0%)	2.0%
Mortgage-Backed Securities	4.1%
U.S. Treasury Obligations	10.5%
Short-Term Investments	16.6%
Asset-Backed Securities	19.8%
Corporate Bonds & Notes	47.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Bond Plus Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.46%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$523,975,569
  # of Portfolio Holdings416
  Year-to-Date Total Return0.50%
  Portfolio Turnover Rate14%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(0.2%)
Derivatives	(0.0%)
Others (each less than 3.0%)	2.0%
Mortgage-Backed Securities	4.1%
U.S. Treasury Obligations	10.5%
Short-Term Investments	16.6%
Asset-Backed Securities	19.8%
Corporate Bonds & Notes	47.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Core Income Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$324,342,335
  # of Portfolio Holdings377
  Year-to-Date Total Return0.81%
  Portfolio Turnover Rate46%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
43.9%
Mortgage-Backed Securities
22.3%
U.S. Treasury Obligations
16.5%
Asset-Backed Securities
9.3%
Senior Loan Notes
7.1%
Securities Lending Collateral
4.1%
Other Assets and Liabilities, Net
(3.2%)
0
20
40
60

Table Summary
Value	Value
Other Assets and Liabilities, Net	(3.2%)
Securities Lending Collateral	4.1%
Senior Loan Notes	7.1%
Asset-Backed Securities	9.3%
U.S. Treasury Obligations	16.5%
Mortgage-Backed Securities	22.3%
Corporate Bonds & Notes	43.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Core Income Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$28	0.56%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$324,342,335
  # of Portfolio Holdings377
  Year-to-Date Total Return0.91%
  Portfolio Turnover Rate46%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(3.2%)
Securities Lending Collateral	4.1%
Senior Loan Notes	7.1%
Asset-Backed Securities	9.3%
U.S. Treasury Obligations	16.5%
Mortgage-Backed Securities	22.3%
Corporate Bonds & Notes	43.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Diversified Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,339,500,786
  # of Portfolio Holdings1,193
  Year-to-Date Total Return0.93%
  Portfolio Turnover Rate77%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(7.1%)
Derivatives	0.0%
Others (each less than 3.0%)	2.1%
Senior Loan Notes	3.9%
Foreign Government Bonds & Notes	5.2%
Securities Lending Collateral	7.3%
Asset-Backed Securities	16.3%
Mortgage-Backed Securities	16.8%
U.S. Treasury Obligations	20.4%
Corporate Bonds & Notes	35.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Diversified Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.46%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,339,500,786
  # of Portfolio Holdings1,193
  Year-to-Date Total Return1.03%
  Portfolio Turnover Rate77%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(7.1%)
Derivatives	0.0%
Others (each less than 3.0%)	2.1%
Senior Loan Notes	3.9%
Foreign Government Bonds & Notes	5.2%
Securities Lending Collateral	7.3%
Asset-Backed Securities	16.3%
Mortgage-Backed Securities	16.8%
U.S. Treasury Obligations	20.4%
Corporate Bonds & Notes	35.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Floating Rate Income Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.94%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$411,641,601
  # of Portfolio Holdings128
  Year-to-Date Total Return1.22%
  Portfolio Turnover Rate80%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Consumer, Non-Cyclical
23.6%
Industrial
18.7%
Financial
15.5%
Consumer, Cyclical
14.9%
Communications
8.3%
Technology
7.0%
Exchange-Traded Funds
5.4%
Securities Lending Collateral
5.0%
Others (each less than 3.0%)
4.2%
Other Assets & Liabilities, Net
(2.6%)
-10
0
10
20
30

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.6%)
Others (each less than 3.0%)	4.2%
Securities Lending Collateral	5.0%
Exchange-Traded Funds	5.4%
Technology	7.0%
Communications	8.3%
Consumer, Cyclical	14.9%
Financial	15.5%
Industrial	18.7%
Consumer, Non-Cyclical	23.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Floating Rate Income Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.74%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$411,641,601
  # of Portfolio Holdings128
  Year-to-Date Total Return1.32%
  Portfolio Turnover Rate80%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.6%)
Others (each less than 3.0%)	4.2%
Securities Lending Collateral	5.0%
Exchange-Traded Funds	5.4%
Technology	7.0%
Communications	8.3%
Consumer, Cyclical	14.9%
Financial	15.5%
Industrial	18.7%
Consumer, Non-Cyclical	23.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

High Yield Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$712,732,448
  # of Portfolio Holdings236
  Year-to-Date Total Return1.85%
  Portfolio Turnover Rate39%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(12.8%)
Others (each less than 3.0%)	2.1%
Asset-Backed Securities	3.4%
Utilities	4.3%
Technology	5.4%
Communications	9.6%
Energy	11.4%
Consumer, Non-Cyclical	12.9%
Consumer, Cyclical	15.1%
Industrial	16.0%
Financial	16.0%
Securities Lending Collateral	16.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

High Yield Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$712,732,448
  # of Portfolio Holdings236
  Year-to-Date Total Return1.95%
  Portfolio Turnover Rate39%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(12.8%)
Others (each less than 3.0%)	2.1%
Asset-Backed Securities	3.4%
Utilities	4.3%
Technology	5.4%
Communications	9.6%
Energy	11.4%
Consumer, Non-Cyclical	12.9%
Consumer, Cyclical	15.1%
Industrial	16.0%
Financial	16.0%
Securities Lending Collateral	16.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Inflation Managed Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	1.59%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$401,967,771
  # of Portfolio Holdings321
  Year-to-Date Total Return0.96%
  Portfolio Turnover Rate72%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

U.S. Treasury Obligations
100.3%
Mortgage-Backed Securities
18.1%
Foreign Government Bonds & Notes
8.8%
Asset-Backed Securities
7.0%
Others (each less than 3.0%)
1.0%
Derivatives
1.3%
Other Assets and Liabilities, Net
(36.5%)
-80
-40
0
40
80
120
160

Table Summary
Value	Value
Other Assets and Liabilities, Net	(36.5%)
Derivatives	1.3%
Others (each less than 3.0%)	1.0%
Asset-Backed Securities	7.0%
Foreign Government Bonds & Notes	8.8%
Mortgage-Backed Securities	18.1%
U.S. Treasury Obligations	100.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Inflation Managed Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$69	1.39%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$401,967,771
  # of Portfolio Holdings321
  Year-to-Date Total Return1.06%
  Portfolio Turnover Rate72%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(36.5%)
Derivatives	1.3%
Others (each less than 3.0%)	1.0%
Asset-Backed Securities	7.0%
Foreign Government Bonds & Notes	8.8%
Mortgage-Backed Securities	18.1%
U.S. Treasury Obligations	100.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Intermediate Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,209,580,947
  # of Portfolio Holdings707
  Year-to-Date Total Return0.52%
  Portfolio Turnover Rate78%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

U.S. Treasury Obligations
37.5%
Mortgage-Backed Securities
25.7%
Corporate Bonds & Notes
23.1%
Asset-Backed Securities
11.2%
Others (each less than 3.0%)
3.0%
Other Assets and Liabilities, Net
(0.5%)
0
20
40

Table Summary
Value	Value
Other Assets and Liabilities, Net	(0.5%)
Others (each less than 3.0%)	3.0%
Asset-Backed Securities	11.2%
Corporate Bonds & Notes	23.1%
Mortgage-Backed Securities	25.7%
U.S. Treasury Obligations	37.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Intermediate Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.44%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,209,580,947
  # of Portfolio Holdings707
  Year-to-Date Total Return0.61%
  Portfolio Turnover Rate78%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(0.5%)
Others (each less than 3.0%)	3.0%
Asset-Backed Securities	11.2%
Corporate Bonds & Notes	23.1%
Mortgage-Backed Securities	25.7%
U.S. Treasury Obligations	37.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Short Duration Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,118,123,942
  # of Portfolio Holdings769
  Year-to-Date Total Return0.90%
  Portfolio Turnover Rate62%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
36.3%
Asset-Backed Securities
23.5%
U.S. Treasury Obligations
20.3%
Mortgage-Backed Securities
16.6%
Securities Lending Collateral
3.8%
Others (each less than 3.0%)
2.6%
Derivatives
(0.1%)
Other Assets and Liabilities, Net
(3.0%)
0
20
40

Table Summary
Value	Value
Other Assets and Liabilities, Net	(3.0%)
Derivatives	(0.1%)
Others (each less than 3.0%)	2.6%
Securities Lending Collateral	3.8%
Mortgage-Backed Securities	16.6%
U.S. Treasury Obligations	20.3%
Asset-Backed Securities	23.5%
Corporate Bonds & Notes	36.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Short Duration Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.45%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,118,123,942
  # of Portfolio Holdings769
  Year-to-Date Total Return1.00%
  Portfolio Turnover Rate62%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(3.0%)
Derivatives	(0.1%)
Others (each less than 3.0%)	2.6%
Securities Lending Collateral	3.8%
Mortgage-Backed Securities	16.6%
U.S. Treasury Obligations	20.3%
Asset-Backed Securities	23.5%
Corporate Bonds & Notes	36.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Total Return Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Total Return Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.95%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,558,849,654
  # of Portfolio Holdings1,336
  Year-to-Date Total Return1.01%
  Portfolio Turnover Rate244%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(47.0%)
Derivatives	0.7%
Others (each less than 3.0%)	0.3%
Securities Lending Collateral	3.6%
Asset-Backed Securities	7.9%
Foreign Government Bonds & Notes	10.1%
U.S. Treasury Obligations	28.6%
Corporate Bonds & Notes	35.0%
Mortgage-Backed Securities	60.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Total Return Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Total Return Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.75%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,558,849,654
  # of Portfolio Holdings1,336
  Year-to-Date Total Return1.11%
  Portfolio Turnover Rate244%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(47.0%)
Derivatives	0.7%
Others (each less than 3.0%)	0.3%
Securities Lending Collateral	3.6%
Asset-Backed Securities	7.9%
Foreign Government Bonds & Notes	10.1%
U.S. Treasury Obligations	28.6%
Corporate Bonds & Notes	35.0%
Mortgage-Backed Securities	60.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Debt Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.07%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$242,092,458
  # of Portfolio Holdings234
  Year-to-Date Total Return2.99%
  Portfolio Turnover Rate73%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	3.0%
Derivatives	(0.2%)
Others (each less than 3.0%)	0.0%
Securities Lending Collateral	6.3%
Foreign Government Bonds & Notes	44.3%
Corporate Bonds & Notes	46.6%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Nigeria	4.1%
Czech Republic	5.5%
United States (Includes Securities Lending Collateral)	6.3%
Brazil	6.6%
Mexico	10.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Debt Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	0.87%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$242,092,458
  # of Portfolio Holdings234
  Year-to-Date Total Return3.09%
  Portfolio Turnover Rate73%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	3.0%
Derivatives	(0.2%)
Others (each less than 3.0%)	0.0%
Securities Lending Collateral	6.3%
Foreign Government Bonds & Notes	44.3%
Corporate Bonds & Notes	46.6%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Nigeria	4.1%
Czech Republic	5.5%
United States (Includes Securities Lending Collateral)	6.3%
Brazil	6.6%
Mexico	10.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Dividend Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.88%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$782,511,005
  # of Portfolio Holdings97
  Year-to-Date Total Return9.36%
  Portfolio Turnover Rate5%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Technology
23.0%
Financial
20.1%
Consumer, Non-Cyclical
18.5%
Industrial
16.4%
Consumer, Cyclical
8.7%
Energy
4.5%
Utilities
3.2%
Others (each less than 3.0%)
5.0%
Other Assets & Liabilities, Net
0.6%
0
10
20
30

Table Summary
Value	Value
Other Assets & Liabilities, Net	0.6%
Others (each less than 3.0%)	5.0%
Utilities	3.2%
Energy	4.5%
Consumer, Cyclical	8.7%
Industrial	16.4%
Consumer, Non-Cyclical	18.5%
Financial	20.1%
Technology	23.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Dividend Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.68%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$782,511,005
  # of Portfolio Holdings97
  Year-to-Date Total Return9.47%
  Portfolio Turnover Rate5%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	0.6%
Others (each less than 3.0%)	5.0%
Utilities	3.2%
Energy	4.5%
Consumer, Cyclical	8.7%
Industrial	16.4%
Consumer, Non-Cyclical	18.5%
Financial	20.1%
Technology	23.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Equity Index Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.28%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$6,785,522,518
  # of Portfolio Holdings508
  Year-to-Date Total Return10.04%
  Portfolio Turnover Rate8%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Technology
34.7%
Communications
16.1%
Consumer, Non-Cyclical
12.8%
Financial
12.7%
Industrial
8.6%
Consumer, Cyclical
7.4%
Energy
3.0%
Others (each less than 3.0%)
3.9%
Derivatives
(0.0%)
Other Assets & Liabilities, Net
0.8%
0
20
40

Table Summary
Value	Value
Other Assets & Liabilities, Net	0.8%
Derivatives	(0.0%)
Others (each less than 3.0%)	3.9%
Energy	3.0%
Consumer, Cyclical	7.4%
Industrial	8.6%
Financial	12.7%
Consumer, Non-Cyclical	12.8%
Communications	16.1%
Technology	34.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Equity Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$4	0.08%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$6,785,522,518
  # of Portfolio Holdings508
  Year-to-Date Total Return10.15%
  Portfolio Turnover Rate8%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	0.8%
Derivatives	(0.0%)
Others (each less than 3.0%)	3.9%
Energy	3.0%
Consumer, Cyclical	7.4%
Industrial	8.6%
Financial	12.7%
Consumer, Non-Cyclical	12.8%
Communications	16.1%
Technology	34.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Focused Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.96%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$521,246,082
  # of Portfolio Holdings39
  Year-to-Date Total Return7.95%
  Portfolio Turnover Rate28%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Technology
Communications
Consumer, Non-Cyclical
Industrial
Consumer, Cyclical
Others (each less than 3.0%)
Other Assets & Liabilities, Net
47.3%
24.2%
17.2%
7.8%
3.6%
2.2%
(2.3%)
0
20
40
60

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.3%)
Others (each less than 3.0%)	2.2%
Consumer, Cyclical	3.6%
Industrial	7.8%
Consumer, Non-Cyclical	17.2%
Communications	24.2%
Technology	47.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Focused Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.76%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$521,246,082
  # of Portfolio Holdings39
  Year-to-Date Total Return8.06%
  Portfolio Turnover Rate28%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.3%)
Others (each less than 3.0%)	2.2%
Consumer, Cyclical	3.6%
Industrial	7.8%
Consumer, Non-Cyclical	17.2%
Communications	24.2%
Technology	47.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.79%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,690,633,150
  # of Portfolio Holdings79
  Year-to-Date Total Return4.02%
  Portfolio Turnover Rate35%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Technology
43.3%
Communications
22.1%
Industrial
12.4%
Consumer, Non-Cyclical
7.5%
Financial
5.8%
Consumer, Cyclical
5.2%
Others (each less than 3.0%)
5.9%
Other Assets & Liabilities, Net
(2.2%)
0
20
40
60

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.2%)
Others (each less than 3.0%)	5.9%
Consumer, Cyclical	5.2%
Financial	5.8%
Consumer, Non-Cyclical	7.5%
Industrial	12.4%
Communications	22.1%
Technology	43.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$30	0.59%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,690,633,150
  # of Portfolio Holdings79
  Year-to-Date Total Return4.13%
  Portfolio Turnover Rate35%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.2%)
Others (each less than 3.0%)	5.9%
Consumer, Cyclical	5.2%
Financial	5.8%
Consumer, Non-Cyclical	7.5%
Industrial	12.4%
Communications	22.1%
Technology	43.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Hedged Equity Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.86%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$457,784,181
  # of Portfolio Holdings155
  Year-to-Date Total Return(1.95%)
  Portfolio Turnover Rate14%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Technology
35.6%
Communications
15.9%
Financial
12.6%
Consumer, Non-Cyclical
12.5%
Industrial
8.8%
Consumer, Cyclical
6.8%
Others (each less than 3.0%)
6.6%
Derivatives
0.0%
Other Assets & Liabilities, Net
1.2%
0
20
40

Table Summary
Value	Value
Other Assets & Liabilities, Net	1.2%
Derivatives	0.0%
Others (each less than 3.0%)	6.6%
Consumer, Cyclical	6.8%
Industrial	8.8%
Consumer, Non-Cyclical	12.5%
Financial	12.6%
Communications	15.9%
Technology	35.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Hedged Equity Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.66%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$457,784,181
  # of Portfolio Holdings155
  Year-to-Date Total Return(1.85%)
  Portfolio Turnover Rate14%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	1.2%
Derivatives	0.0%
Others (each less than 3.0%)	6.6%
Consumer, Cyclical	6.8%
Industrial	8.8%
Consumer, Non-Cyclical	12.5%
Financial	12.6%
Communications	15.9%
Technology	35.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Core Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.69%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$2,035,142,643
  # of Portfolio Holdings67
  Year-to-Date Total Return4.39%
  Portfolio Turnover Rate33%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Technology
33.8%
Communications
17.7%
Financial
15.2%
Consumer, Non-Cyclical
10.3%
Consumer, Cyclical
7.8%
Industrial
7.6%
Utilities
4.2%
Energy
3.0%
Others (each less than 3.0%)
1.0%
Other Assets & Liabilities, Net
(0.6%)
0
20
40

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.6%)
Others (each less than 3.0%)	1.0%
Energy	3.0%
Utilities	4.2%
Industrial	7.6%
Consumer, Cyclical	7.8%
Consumer, Non-Cyclical	10.3%
Financial	15.2%
Communications	17.7%
Technology	33.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Core Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$25	0.49%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$2,035,142,643
  # of Portfolio Holdings67
  Year-to-Date Total Return4.49%
  Portfolio Turnover Rate33%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.6%)
Others (each less than 3.0%)	1.0%
Energy	3.0%
Utilities	4.2%
Industrial	7.6%
Consumer, Cyclical	7.8%
Consumer, Non-Cyclical	10.3%
Financial	15.2%
Communications	17.7%
Technology	33.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.87%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,449,473,613
  # of Portfolio Holdings123
  Year-to-Date Total Return8.62%
  Portfolio Turnover Rate31%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Technology
Communications
Consumer, Non-Cyclical
Consumer, Cyclical
Industrial
Securities Lending Collateral
Financial
Others (each less than 3.0%)
Other Assets & Liabilities, Net
36.6%
31.0%
15.1%
6.2%
5.9%
3.1%
3.1%
2.1%
(3.1%)
0
20
40

Table Summary
Value	Value
Other Assets & Liabilities, Net	(3.1%)
Others (each less than 3.0%)	2.1%
Financial	3.1%
Securities Lending Collateral	3.1%
Industrial	5.9%
Consumer, Cyclical	6.2%
Consumer, Non-Cyclical	15.1%
Communications	31.0%
Technology	36.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.67%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,449,473,613
  # of Portfolio Holdings123
  Year-to-Date Total Return8.73%
  Portfolio Turnover Rate31%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(3.1%)
Others (each less than 3.0%)	2.1%
Financial	3.1%
Securities Lending Collateral	3.1%
Industrial	5.9%
Consumer, Cyclical	6.2%
Consumer, Non-Cyclical	15.1%
Communications	31.0%
Technology	36.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Plus Bond Alpha Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,139,702,470
  # of Portfolio Holdings460
  Year-to-Date Total Return9.44%
  Portfolio Turnover Rate19%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
47.3%
Asset-Backed Securities
18.9%
Short-Term Investments
17.1%
U.S. Treasury Obligations
9.9%
Securities Lending Collateral
4.5%
Mortgage-Backed Securities
3.4%
Derivatives
(0.8%)
Other Assets and Liabilities, Net
(0.3%)
0
20
40
60

Table Summary
Value	Value
Other Assets and Liabilities, Net	(0.3%)
Derivatives	(0.8%)
Mortgage-Backed Securities	3.4%
Securities Lending Collateral	4.5%
U.S. Treasury Obligations	9.9%
Short-Term Investments	17.1%
Asset-Backed Securities	18.9%
Corporate Bonds & Notes	47.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Plus Bond Alpha Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,139,702,470
  # of Portfolio Holdings460
  Year-to-Date Total Return9.55%
  Portfolio Turnover Rate19%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(0.3%)
Derivatives	(0.8%)
Mortgage-Backed Securities	3.4%
Securities Lending Collateral	4.5%
U.S. Treasury Obligations	9.9%
Short-Term Investments	17.1%
Asset-Backed Securities	18.9%
Corporate Bonds & Notes	47.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.84%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,096,602,367
  # of Portfolio Holdings90
  Year-to-Date Total Return14.58%
  Portfolio Turnover Rate116%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Financial
22.8%
Consumer, Non-Cyclical
20.7%
Communications
13.5%
Technology
13.0%
Industrial
10.4%
Consumer, Cyclical
7.7%
Energy
7.1%
Basic Materials
3.0%
Others (each less than 3.0%)
2.5%
Other Assets & Liabilities, Net
(0.7%)
0
10
20
30

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.7%)
Others (each less than 3.0%)	2.5%
Basic Materials	3.0%
Energy	7.1%
Consumer, Cyclical	7.7%
Industrial	10.4%
Technology	13.0%
Communications	13.5%
Consumer, Non-Cyclical	20.7%
Financial	22.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.64%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,096,602,367
  # of Portfolio Holdings90
  Year-to-Date Total Return14.69%
  Portfolio Turnover Rate116%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.7%)
Others (each less than 3.0%)	2.5%
Basic Materials	3.0%
Energy	7.1%
Consumer, Cyclical	7.7%
Industrial	10.4%
Technology	13.0%
Communications	13.5%
Consumer, Non-Cyclical	20.7%
Financial	22.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$677,839,515
  # of Portfolio Holdings129
  Year-to-Date Total Return5.01%
  Portfolio Turnover Rate61%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Technology
Industrial
Consumer, Cyclical
Consumer, Non-Cyclical
Financial
Communications
Securities Lending Collateral
Others (each less than 3.0%)
Other Assets & Liabilities, Net
28.7%
18.7%
16.1%
14.7%
8.0%
6.9%
4.3%
6.1%
(3.5%)
-10
0
10
20
30

Table Summary
Value	Value
Other Assets & Liabilities, Net	(3.5%)
Others (each less than 3.0%)	6.1%
Securities Lending Collateral	4.3%
Communications	6.9%
Financial	8.0%
Consumer, Non-Cyclical	14.7%
Consumer, Cyclical	16.1%
Industrial	18.7%
Technology	28.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.70%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$677,839,515
  # of Portfolio Holdings129
  Year-to-Date Total Return5.11%
  Portfolio Turnover Rate61%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(3.5%)
Others (each less than 3.0%)	6.1%
Securities Lending Collateral	4.3%
Communications	6.9%
Financial	8.0%
Consumer, Non-Cyclical	14.7%
Consumer, Cyclical	16.1%
Industrial	18.7%
Technology	28.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Plus Bond Alpha Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.65%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$824,206,388
  # of Portfolio Holdings446
  Year-to-Date Total Return14.30%
  Portfolio Turnover Rate20%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
45.3%
Asset-Backed Securities
17.7%
Short-Term Investments
16.8%
U.S. Treasury Obligations
9.5%
Mortgage-Backed Securities
4.4%
Securities Lending Collateral
3.8%
Derivatives
0.7%
Other Assets and Liabilities, Net
1.8%
0
20
40
60

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.8%
Derivatives	0.7%
Securities Lending Collateral	3.8%
Mortgage-Backed Securities	4.4%
U.S. Treasury Obligations	9.5%
Short-Term Investments	16.8%
Asset-Backed Securities	17.7%
Corporate Bonds & Notes	45.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Plus Bond Alpha Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$24	0.45%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$824,206,388
  # of Portfolio Holdings446
  Year-to-Date Total Return14.41%
  Portfolio Turnover Rate20%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.8%
Derivatives	0.7%
Securities Lending Collateral	3.8%
Mortgage-Backed Securities	4.4%
U.S. Treasury Obligations	9.5%
Short-Term Investments	16.8%
Asset-Backed Securities	17.7%
Corporate Bonds & Notes	45.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.94%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$542,875,760
  # of Portfolio Holdings138
  Year-to-Date Total Return11.08%
  Portfolio Turnover Rate28%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Financial
Industrial
Consumer, Non-Cyclical
Consumer, Cyclical
Energy
Communications
Utilities
Technology
Basic Materials
Others (each less than 3.0%)
Other Assets & Liabilities, Net
22.0%
21.5%
16.8%
12.6%
6.8%
5.6%
4.8%
4.6%
3.2%
2.3%
(0.2%)
0
10
20
30

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.2%)
Others (each less than 3.0%)	2.3%
Basic Materials	3.2%
Technology	4.6%
Utilities	4.8%
Communications	5.6%
Energy	6.8%
Consumer, Cyclical	12.6%
Consumer, Non-Cyclical	16.8%
Industrial	21.5%
Financial	22.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.74%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$542,875,760
  # of Portfolio Holdings138
  Year-to-Date Total Return11.19%
  Portfolio Turnover Rate28%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.2%)
Others (each less than 3.0%)	2.3%
Basic Materials	3.2%
Technology	4.6%
Utilities	4.8%
Communications	5.6%
Energy	6.8%
Consumer, Cyclical	12.6%
Consumer, Non-Cyclical	16.8%
Industrial	21.5%
Financial	22.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

QQQ Plus Bond Alpha Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.64%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$711,739,359
  # of Portfolio Holdings437
  Year-to-Date Total Return19.44%
  Portfolio Turnover Rate27%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
46.1%
Short-Term Investments
18.6%
Asset-Backed Securities
17.1%
U.S. Treasury Obligations
9.7%
Mortgage-Backed Securities
3.7%
Others (each less than 3.0%)
2.2%
Derivatives
(0.9%)
Other Assets and Liabilities, Net
3.5%
0
20
40
60

Table Summary
Value	Value
Other Assets and Liabilities, Net	3.5%
Derivatives	(0.9%)
Others (each less than 3.0%)	2.2%
Mortgage-Backed Securities	3.7%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	17.1%
Short-Term Investments	18.6%
Corporate Bonds & Notes	46.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

QQQ Plus Bond Alpha Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$24	0.44%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$711,739,359
  # of Portfolio Holdings437
  Year-to-Date Total Return19.56%
  Portfolio Turnover Rate27%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	3.5%
Derivatives	(0.9%)
Others (each less than 3.0%)	2.2%
Mortgage-Backed Securities	3.7%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	17.1%
Short-Term Investments	18.6%
Corporate Bonds & Notes	46.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Equity Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.92%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$318,890,337
  # of Portfolio Holdings1,433
  Year-to-Date Total Return21.03%
  Portfolio Turnover Rate62%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Financial
Industrial
Consumer, Non-Cyclical
Consumer, Cyclical
Energy
Basic Materials
Technology
Others (each less than 3.0%)
Derivatives
Other Assets & Liabilities, Net
33.7%
20.0%
9.8%
9.0%
8.2%
7.3%
5.3%
7.9%
0.0%
(1.2%)
0
20
40

Table Summary
Value	Value
Other Assets & Liabilities, Net	(1.2%)
Derivatives	0.0%
Others (each less than 3.0%)	7.9%
Technology	5.3%
Basic Materials	7.3%
Energy	8.2%
Consumer, Cyclical	9.0%
Consumer, Non-Cyclical	9.8%
Industrial	20.0%
Financial	33.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Equity Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.72%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$318,890,337
  # of Portfolio Holdings1,433
  Year-to-Date Total Return21.15%
  Portfolio Turnover Rate62%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(1.2%)
Derivatives	0.0%
Others (each less than 3.0%)	7.9%
Technology	5.3%
Basic Materials	7.3%
Energy	8.2%
Consumer, Cyclical	9.0%
Consumer, Non-Cyclical	9.8%
Industrial	20.0%
Financial	33.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.84%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$592,318,557
  # of Portfolio Holdings124
  Year-to-Date Total Return31.17%
  Portfolio Turnover Rate87%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Consumer, Non-Cyclical
31.1%
Industrial
26.4%
Technology
17.1%
Consumer, Cyclical
11.3%
Securities Lending Collateral
9.5%
Financial
4.7%
Energy
3.9%
Others (each less than 3.0%)
4.8%
Other Assets & Liabilities, Net
(8.8%)
-20
0
20
40

Table Summary
Value	Value
Other Assets & Liabilities, Net	(8.8%)
Others (each less than 3.0%)	4.8%
Energy	3.9%
Financial	4.7%
Securities Lending Collateral	9.5%
Consumer, Cyclical	11.3%
Technology	17.1%
Industrial	26.4%
Consumer, Non-Cyclical	31.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.64%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$592,318,557
  # of Portfolio Holdings124
  Year-to-Date Total Return31.30%
  Portfolio Turnover Rate87%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(8.8%)
Others (each less than 3.0%)	4.8%
Energy	3.9%
Financial	4.7%
Securities Lending Collateral	9.5%
Consumer, Cyclical	11.3%
Technology	17.1%
Industrial	26.4%
Consumer, Non-Cyclical	31.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Index Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.56%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$916,202,979
  # of Portfolio Holdings1,999
  Year-to-Date Total Return22.27%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Consumer, Non-Cyclical 24.9%
Financial 24.3%
Industrial 14.1%
Consumer, Cyclical 10.6%
Securities Lending Collateral 10.4%
Technology 9.6%
Energy 5.5%
Basic Materials 3.9%
Communications 3.9%
Others (each less than 3.0%) 2.7%
Derivatives 0.0%
Other Assets & Liabilities, Net (9.9%)
-20
-10
0
10
20
30

Table Summary
Value	Value
Other Assets & Liabilities, Net	(9.9%)
Derivatives	0.0%
Others (each less than 3.0%)	2.7%
Communications	3.9%
Basic Materials	3.9%
Energy	5.5%
Technology	9.6%
Securities Lending Collateral	10.4%
Consumer, Cyclical	10.6%
Industrial	14.1%
Financial	24.3%
Consumer, Non-Cyclical	24.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$20	0.36%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$916,202,979
  # of Portfolio Holdings1,999
  Year-to-Date Total Return22.39%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(9.9%)
Derivatives	0.0%
Others (each less than 3.0%)	2.7%
Communications	3.9%
Basic Materials	3.9%
Energy	5.5%
Technology	9.6%
Securities Lending Collateral	10.4%
Consumer, Cyclical	10.6%
Industrial	14.1%
Financial	24.3%
Consumer, Non-Cyclical	24.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Plus Bond Alpha Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.70%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$241,179,018
  # of Portfolio Holdings448
  Year-to-Date Total Return21.80%
  Portfolio Turnover Rate15%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
45.0%
Asset-Backed Securities
17.3%
Short-Term Investments
17.1%
U.S. Treasury Obligations
9.3%
Mortgage-Backed Securities
3.4%
Others (each less than 3.0%)
2.2%
Derivatives
1.9%
Other Assets and Liabilities, Net
3.8%
0
20
40
60

Table Summary
Value	Value
Other Assets and Liabilities, Net	3.8%
Derivatives	1.9%
Others (each less than 3.0%)	2.2%
Mortgage-Backed Securities	3.4%
U.S. Treasury Obligations	9.3%
Short-Term Investments	17.1%
Asset-Backed Securities	17.3%
Corporate Bonds & Notes	45.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Plus Bond Alpha Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$28	0.50%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$241,179,018
  # of Portfolio Holdings448
  Year-to-Date Total Return21.92%
  Portfolio Turnover Rate15%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	3.8%
Derivatives	1.9%
Others (each less than 3.0%)	2.2%
Mortgage-Backed Securities	3.4%
U.S. Treasury Obligations	9.3%
Short-Term Investments	17.1%
Asset-Backed Securities	17.3%
Corporate Bonds & Notes	45.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.83%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$437,752,998
  # of Portfolio Holdings607
  Year-to-Date Total Return22.48%
  Portfolio Turnover Rate19%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Financial
Consumer, Cyclical
Industrial
Energy
Consumer, Non-Cyclical
Communications
Basic Materials
Others (each less than 3.0%)
Other Assets & Liabilities, Net
28.4%
20.9%
15.4%
12.5%
11.3%
5.5%
3.8%
4.5%
(2.3%)
-10
0
10
20
30

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.3%)
Others (each less than 3.0%)	4.5%
Basic Materials	3.8%
Communications	5.5%
Consumer, Non-Cyclical	11.3%
Energy	12.5%
Industrial	15.4%
Consumer, Cyclical	20.9%
Financial	28.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.63%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$437,752,998
  # of Portfolio Holdings607
  Year-to-Date Total Return22.61%
  Portfolio Turnover Rate19%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.3%)
Others (each less than 3.0%)	4.5%
Basic Materials	3.8%
Communications	5.5%
Consumer, Non-Cyclical	11.3%
Energy	12.5%
Industrial	15.4%
Consumer, Cyclical	20.9%
Financial	28.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.86%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,278,887,553
  # of Portfolio Holdings91
  Year-to-Date Total Return10.51%
  Portfolio Turnover Rate26%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Consumer, Non-Cyclical
23.7%
Financial
19.8%
Technology
17.2%
Industrial
9.6%
Consumer, Cyclical
8.1%
Communications
7.6%
Energy
5.7%
Utilities
3.8%
Others (each less than 3.0%)
2.4%
Derivatives
0.1%
Other Assets & Liabilities, Net
2.0%
0
10
20
30

Table Summary
Value	Value
Other Assets & Liabilities, Net	2.0%
Derivatives	0.1%
Others (each less than 3.0%)	2.4%
Utilities	3.8%
Energy	5.7%
Communications	7.6%
Consumer, Cyclical	8.1%
Industrial	9.6%
Technology	17.2%
Financial	19.8%
Consumer, Non-Cyclical	23.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.66%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,278,887,553
  # of Portfolio Holdings91
  Year-to-Date Total Return10.62%
  Portfolio Turnover Rate26%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	2.0%
Derivatives	0.1%
Others (each less than 3.0%)	2.4%
Utilities	3.8%
Energy	5.7%
Communications	7.6%
Consumer, Cyclical	8.1%
Industrial	9.6%
Technology	17.2%
Financial	19.8%
Consumer, Non-Cyclical	23.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Advantage Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.89%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$408,564,036
  # of Portfolio Holdings121
  Year-to-Date Total Return10.24%
  Portfolio Turnover Rate27%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Financial
Consumer, Non-Cyclical
Industrial
Communications
Technology
Consumer, Cyclical
Energy
Utilities
Others (each less than 3.0%)
Other Assets & Liabilities, Net
26.3%
21.5%
14.7%
11.4%
10.3%
6.9%
3.8%
3.1%
2.3%
(0.3%)
0
10
20
30

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.3%)
Others (each less than 3.0%)	2.3%
Utilities	3.1%
Energy	3.8%
Consumer, Cyclical	6.9%
Technology	10.3%
Communications	11.4%
Industrial	14.7%
Consumer, Non-Cyclical	21.5%
Financial	26.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Advantage Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.69%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$408,564,036
  # of Portfolio Holdings121
  Year-to-Date Total Return10.35%
  Portfolio Turnover Rate27%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.3%)
Others (each less than 3.0%)	2.3%
Utilities	3.1%
Energy	3.8%
Consumer, Cyclical	6.9%
Technology	10.3%
Communications	11.4%
Industrial	14.7%
Consumer, Non-Cyclical	21.5%
Financial	26.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.05%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,010,492,034
  # of Portfolio Holdings255
  Year-to-Date Total Return28.02%
  Portfolio Turnover Rate76%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.7%
Derivatives	(0.0%)
Others (each less than 3.0%)	5.8%
Consumer, Cyclical	5.2%
Basic Materials	5.3%
Energy	6.4%
Communications	7.9%
Industrial	12.7%
Financial	18.2%
Technology	36.8%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Brazil	3.9%
India	9.4%
China	17.9%
South Korea	23.7%
Taiwan	28.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$48	0.85%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,010,492,034
  # of Portfolio Holdings255
  Year-to-Date Total Return28.15%
  Portfolio Turnover Rate76%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.7%
Derivatives	(0.0%)
Others (each less than 3.0%)	5.8%
Consumer, Cyclical	5.2%
Basic Materials	5.3%
Energy	6.4%
Communications	7.9%
Industrial	12.7%
Financial	18.2%
Technology	36.8%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Brazil	3.9%
India	9.4%
China	17.9%
South Korea	23.7%
Taiwan	28.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Equity Plus Bond Alpha Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$547,958,453
  # of Portfolio Holdings460
  Year-to-Date Total Return8.88%
  Portfolio Turnover Rate17%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
46.5%
Asset-Backed Securities
19.3%
Short-Term Investments
18.2%
U.S. Treasury Obligations
9.8%
Mortgage-Backed Securities
3.4%
Others (each less than 3.0%)
2.0%
Derivatives
(0.9%)
Other Assets and Liabilities, Net
1.7%
0
20
40
60

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.7%
Derivatives	(0.9%)
Others (each less than 3.0%)	2.0%
Mortgage-Backed Securities	3.4%
U.S. Treasury Obligations	9.8%
Short-Term Investments	18.2%
Asset-Backed Securities	19.3%
Corporate Bonds & Notes	46.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Equity Plus Bond Alpha Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$547,958,453
  # of Portfolio Holdings460
  Year-to-Date Total Return8.99%
  Portfolio Turnover Rate17%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.7%
Derivatives	(0.9%)
Others (each less than 3.0%)	2.0%
Mortgage-Backed Securities	3.4%
U.S. Treasury Obligations	9.8%
Short-Term Investments	18.2%
Asset-Backed Securities	19.3%
Corporate Bonds & Notes	46.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.98%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$725,873,137
  # of Portfolio Holdings64
  Year-to-Date Total Return6.53%
  Portfolio Turnover Rate50%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	3.1%
Basic Materials	3.4%
Communications	4.4%
Consumer, Cyclical	11.6%
Financial	11.7%
Consumer, Non-Cyclical	18.9%
Technology	21.2%
Industrial	24.8%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
France	6.7%
United States	6.8%
Netherlands	8.8%
United Kingdom	9.8%
Japan	25.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.77%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$725,873,137
  # of Portfolio Holdings64
  Year-to-Date Total Return6.64%
  Portfolio Turnover Rate50%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	3.1%
Basic Materials	3.4%
Communications	4.4%
Consumer, Cyclical	11.6%
Financial	11.7%
Consumer, Non-Cyclical	18.9%
Technology	21.2%
Industrial	24.8%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
France	6.7%
United States	6.8%
Netherlands	8.8%
United Kingdom	9.8%
Japan	25.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Large-Cap Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.00%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$943,254,645
  # of Portfolio Holdings76
  Year-to-Date Total Return2.56%
  Portfolio Turnover Rate13%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.5%
Others (each less than 3.0%)	4.6%
Energy	3.4%
Basic Materials	4.9%
Technology	9.0%
Consumer, Cyclical	12.0%
Industrial	15.5%
Consumer, Non-Cyclical	23.1%
Financial	26.0%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Switzerland	6.9%
United States (Includes Short-Term Investments)	10.2%
United Kingdom	12.7%
France	15.0%
Japan	19.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Large-Cap Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.80%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$943,254,645
  # of Portfolio Holdings76
  Year-to-Date Total Return2.66%
  Portfolio Turnover Rate13%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.5%
Others (each less than 3.0%)	4.6%
Energy	3.4%
Basic Materials	4.9%
Technology	9.0%
Consumer, Cyclical	12.0%
Industrial	15.5%
Consumer, Non-Cyclical	23.1%
Financial	26.0%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Switzerland	6.9%
United States (Includes Short-Term Investments)	10.2%
United Kingdom	12.7%
France	15.0%
Japan	19.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Small-Cap Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.13%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$267,331,237
  # of Portfolio Holdings152
  Year-to-Date Total Return9.09%
  Portfolio Turnover Rate24%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	2.7%
Others (each less than 3.0%)	2.6%
Exchange-Traded Funds	3.6%
Energy	4.2%
Technology	5.6%
Basic Materials	5.7%
Consumer, Cyclical	10.9%
Consumer, Non-Cyclical	11.2%
Financial	19.3%
Industrial	34.2%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
United States (Includes Securities Lending Collateral)	4.6%
China	5.5%
Taiwan	7.3%
United Kingdom	10.5%
Japan	24.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Small-Cap Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$48	0.93%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$267,331,237
  # of Portfolio Holdings152
  Year-to-Date Total Return9.20%
  Portfolio Turnover Rate24%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	2.7%
Others (each less than 3.0%)	2.6%
Exchange-Traded Funds	3.6%
Energy	4.2%
Technology	5.6%
Basic Materials	5.7%
Consumer, Cyclical	10.9%
Consumer, Non-Cyclical	11.2%
Financial	19.3%
Industrial	34.2%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
United States (Includes Securities Lending Collateral)	4.6%
China	5.5%
Taiwan	7.3%
United Kingdom	10.5%
Japan	24.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.91%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,168,804,339
  # of Portfolio Holdings154
  Year-to-Date Total Return10.97%
  Portfolio Turnover Rate26%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	0.7%
Others (each less than 3.0%)	4.7%
Industrial	5.2%
Basic Materials	5.6%
Energy	7.4%
Communications	10.4%
Consumer, Cyclical	12.8%
Consumer, Non-Cyclical	18.9%
Financial	34.3%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Netherlands	6.5%
Germany	7.3%
France	12.4%
United Kingdom	15.8%
Japan	18.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.71%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,168,804,339
  # of Portfolio Holdings154
  Year-to-Date Total Return11.08%
  Portfolio Turnover Rate26%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	0.7%
Others (each less than 3.0%)	4.7%
Industrial	5.2%
Basic Materials	5.6%
Energy	7.4%
Communications	10.4%
Consumer, Cyclical	12.8%
Consumer, Non-Cyclical	18.9%
Financial	34.3%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Netherlands	6.5%
Germany	7.3%
France	12.4%
United Kingdom	15.8%
Japan	18.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Health Sciences Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	1.15%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$381,258,077
  # of Portfolio Holdings136
  Year-to-Date Total Return4.33%
  Portfolio Turnover Rate22%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(2.5%)
Others (each less than 3.0%)	6.5%
Medical Products	4.5%
Medical Instruments	5.2%
Securities Lending Collateral	6.1%
Diagnostic Equipment	6.7%
Medical-HMO	8.7%
Medical-Biomedical/Gene	27.7%
Medical-Drugs	37.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Health Sciences Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$48	0.95%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$381,258,077
  # of Portfolio Holdings136
  Year-to-Date Total Return4.43%
  Portfolio Turnover Rate22%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(2.5%)
Others (each less than 3.0%)	6.5%
Medical Products	4.5%
Medical Instruments	5.2%
Securities Lending Collateral	6.1%
Diagnostic Equipment	6.7%
Medical-HMO	8.7%
Medical-Biomedical/Gene	27.7%
Medical-Drugs	37.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Real Estate Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.00%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$345,322,794
  # of Portfolio Holdings44
  Year-to-Date Total Return16.68%
  Portfolio Turnover Rate13%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

REITS-Health Care
26.7%
REITS-Diversified
20.8%
REITS-Warehouse/Industrial
11.7%
REITS-Apartments
11.0%
REITS-Storage
9.1%
REITS-Shopping Centers
6.8%
Securities Lending Collateral
4.4%
REITS-Office Property
4.1%
REITS-Regional Malls
3.5%
Others (each less than 3.0%)
5.9%
Other Assets and Liabilities, Net
(4.0%)
-10
0
10
20
30

Table Summary
Value	Value
Other Assets and Liabilities, Net	(4.0%)
Others (each less than 3.0%)	5.9%
REITS-Regional Malls	3.5%
REITS-Office Property	4.1%
Securities Lending Collateral	4.4%
REITS-Shopping Centers	6.8%
REITS-Storage	9.1%
REITS-Apartments	11.0%
REITS-Warehouse/Industrial	11.7%
REITS-Diversified	20.8%
REITS-Health Care	26.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Real Estate Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.80%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$345,322,794
  # of Portfolio Holdings44
  Year-to-Date Total Return16.79%
  Portfolio Turnover Rate13%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(4.0%)
Others (each less than 3.0%)	5.9%
REITS-Regional Malls	3.5%
REITS-Office Property	4.1%
Securities Lending Collateral	4.4%
REITS-Shopping Centers	6.8%
REITS-Storage	9.1%
REITS-Apartments	11.0%
REITS-Warehouse/Industrial	11.7%
REITS-Diversified	20.8%
REITS-Health Care	26.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Technology Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.03%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$652,221,275
  # of Portfolio Holdings42
  Year-to-Date Total Return35.58%
  Portfolio Turnover Rate31%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Electronic Components-Semiconductor
48.2%
Computers
10.0%
Computer Software
5.4%
Networking Products
4.8%
Semiconductor Component - Integrated Circuit
4.8%
Computer Data Security
4.7%
Computers-Memory Devices
4.5%
Semiconductor Materials & Equipment
4.0%
Applications Software
3.9%
Others (each less than 3.0%)
8.2%
Other Assets and Liabilities, Net
1.5%
0
20
40
60

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.5%
Others (each less than 3.0%)	8.2%
Applications Software	3.9%
Semiconductor Materials & Equipment	4.0%
Computers-Memory Devices	4.5%
Computer Data Security	4.7%
Semiconductor Component - Integrated Circuit	4.8%
Networking Products	4.8%
Computer Software	5.4%
Computers	10.0%
Electronic Components-Semiconductor	48.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Technology Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$49	0.83%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$652,221,275
  # of Portfolio Holdings42
  Year-to-Date Total Return35.72%
  Portfolio Turnover Rate31%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.5%
Others (each less than 3.0%)	8.2%
Applications Software	3.9%
Semiconductor Materials & Equipment	4.0%
Computers-Memory Devices	4.5%
Computer Data Security	4.7%
Semiconductor Component - Integrated Circuit	4.8%
Networking Products	4.8%
Computer Software	5.4%
Computers	10.0%
Electronic Components-Semiconductor	48.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Capital Appreciation Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Capital Appreciation Portfolio (the "Fund") for the period of January 1, 2026 (Fund Inception) to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$151,595,959
  # of Portfolio Holdings281
  Year-to-Date Total Return4.91%
  Portfolio Turnover Rate77%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Common Stocks
62.1%
U.S. Treasury Obligations
15.1%
Corporate Bonds & Notes
8.6%
Senior Loan Notes
8.5%
Others (each less than 3.0%)
0.6%
Derivatives
(0.5%)
Other Assets and Liabilities, Net
5.6%
0
30
60
90

Table Summary
Value	Value
Other Assets and Liabilities, Net	5.6%
Derivatives	(0.5%)
Others (each less than 3.0%)	0.6%
Senior Loan Notes	8.5%
Corporate Bonds & Notes	8.6%
U.S. Treasury Obligations	15.1%
Common Stocks	62.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Capital Appreciation Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Capital Appreciation Portfolio (the "Fund") for the period of January 1, 2026 (Fund Inception) to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.79%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$151,595,959
  # of Portfolio Holdings281
  Year-to-Date Total Return5.01%
  Portfolio Turnover Rate77%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	5.6%
Derivatives	(0.5%)
Others (each less than 3.0%)	0.6%
Senior Loan Notes	8.5%
Corporate Bonds & Notes	8.6%
U.S. Treasury Obligations	15.1%
Common Stocks	62.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PSF Avantis Balanced Allocation Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.44%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$313,346,780
  # of Portfolio Holdings15
  Year-to-Date Total Return9.23%
  Portfolio Turnover Rate25%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Equity Exchange-Traded Funds
60.0%
Fixed Income Mutual Funds
20.2%
Fixed Income Exchange-Traded Funds
14.9%
Equity Mutual Funds
4.9%
Securities Lending Collateral
0.1%
Other Assets & Liabilities, Net
(0.1%)
-20
0
20
40
60
80

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.1%)
Securities Lending Collateral	0.1%
Equity Mutual Funds	4.9%
Fixed Income Exchange-Traded Funds	14.9%
Fixed Income Mutual Funds	20.2%
Equity Exchange-Traded Funds	60.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PSF Avantis Balanced Allocation Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.24%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$313,346,780
  # of Portfolio Holdings15
  Year-to-Date Total Return9.33%
  Portfolio Turnover Rate25%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.1%)
Securities Lending Collateral	0.1%
Equity Mutual Funds	4.9%
Fixed Income Exchange-Traded Funds	14.9%
Fixed Income Mutual Funds	20.2%
Equity Exchange-Traded Funds	60.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Conservative Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.38%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$467,877,677
  # of Portfolio Holdings10
  Year-to-Date Total Return5.77%
  Portfolio Turnover Rate9%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
54.4%
Affiliated Equity Funds
45.6%
Other Assets & Liabilities, Net
(0.0%)
0
20
40
60

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.6%
Affiliated Fixed Income Funds	54.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Conservative Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$467,877,677
  # of Portfolio Holdings10
  Year-to-Date Total Return5.87%
  Portfolio Turnover Rate9%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.6%
Affiliated Fixed Income Funds	54.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Moderate Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.38%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$2,575,242,641
  # of Portfolio Holdings10
  Year-to-Date Total Return8.06%
  Portfolio Turnover Rate7%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
64.6%
Affiliated Fixed Income Funds
35.4%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	35.4%
Affiliated Equity Funds	64.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Moderate Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$2,575,242,641
  # of Portfolio Holdings10
  Year-to-Date Total Return8.17%
  Portfolio Turnover Rate7%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	35.4%
Affiliated Equity Funds	64.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.38%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$2,035,467,004
  # of Portfolio Holdings10
  Year-to-Date Total Return9.94%
  Portfolio Turnover Rate10%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
80.6%
Affiliated Fixed Income Funds
19.4%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	19.4%
Affiliated Equity Funds	80.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$2,035,467,004
  # of Portfolio Holdings10
  Year-to-Date Total Return10.05%
  Portfolio Turnover Rate10%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	19.4%
Affiliated Equity Funds	80.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Aggressive Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.38%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$36,461,744
  # of Portfolio Holdings10
  Year-to-Date Total Return11.58%
  Portfolio Turnover Rate18%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
93.1%
Affiliated Fixed Income Funds
7.0%
Other Assets & Liabilities, Net
(0.1%)
0
40
80
120

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	7.0%
Affiliated Equity Funds	93.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Aggressive Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$36,461,744
  # of Portfolio Holdings10
  Year-to-Date Total Return11.69%
  Portfolio Turnover Rate18%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	7.0%
Affiliated Equity Funds	93.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Conservative Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$880,460,108
  # of Portfolio Holdings34
  Year-to-Date Total Return3.47%
  Portfolio Turnover Rate26%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
75.8%
Affiliated Equity Funds
24.2%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	24.2%
Affiliated Fixed Income Funds	75.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Conservative Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$7	0.13%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$880,460,108
  # of Portfolio Holdings34
  Year-to-Date Total Return3.57%
  Portfolio Turnover Rate26%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	24.2%
Affiliated Fixed Income Funds	75.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate-Conservative Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,308,680,328
  # of Portfolio Holdings35
  Year-to-Date Total Return5.49%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
54.3%
Affiliated Equity Funds
45.7%
Other Assets & Liabilities, Net
(0.0%)
0
20
40
60

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.7%
Affiliated Fixed Income Funds	54.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate-Conservative Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,308,680,328
  # of Portfolio Holdings35
  Year-to-Date Total Return5.60%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.7%
Affiliated Fixed Income Funds	54.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$6,387,935,447
  # of Portfolio Holdings35
  Year-to-Date Total Return7.29%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
64.7%
Affiliated Fixed Income Funds
35.3%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	35.3%
Affiliated Equity Funds	64.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$6,387,935,447
  # of Portfolio Holdings35
  Year-to-Date Total Return7.40%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	35.3%
Affiliated Equity Funds	64.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.32%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$6,275,159,588
  # of Portfolio Holdings35
  Year-to-Date Total Return9.03%
  Portfolio Turnover Rate22%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
80.1%
Affiliated Fixed Income Funds
19.9%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	19.9%
Affiliated Equity Funds	80.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$6,275,159,588
  # of Portfolio Holdings35
  Year-to-Date Total Return9.14%
  Portfolio Turnover Rate22%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	19.9%
Affiliated Equity Funds	80.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Aggressive-Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.32%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,669,578,947
  # of Portfolio Holdings35
  Year-to-Date Total Return10.54%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
92.6%
Affiliated Fixed Income Funds
7.4%
Other Assets & Liabilities, Net
(0.0%)
0
40
80
120

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	7.4%
Affiliated Equity Funds	92.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Aggressive-Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,669,578,947
  # of Portfolio Holdings35
  Year-to-Date Total Return10.65%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	7.4%
Affiliated Equity Funds	92.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD 1-3 Year Corporate Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the PD 1-3 Year Corporate Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.24%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$187,787,982
  # of Portfolio Holdings647
  Year-to-Date Total Return1.07%
  Portfolio Turnover Rate28%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Financial
46.6%
Consumer, Non-Cyclical
12.5%
Consumer, Cyclical
8.2%
Technology
8.1%
Utilities
6.9%
Securities Lending Collateral
6.8%
Industrial
6.0%
Communications
5.3%
Energy
3.6%
Others (each less than 3.0%)
1.5%
Other Assets & Liabilities, Net
(5.5%)
-20
0
20
40
60

Table Summary
Value	Value
Other Assets & Liabilities, Net	(5.5%)
Others (each less than 3.0%)	1.5%
Energy	3.6%
Communications	5.3%
Industrial	6.0%
Securities Lending Collateral	6.8%
Utilities	6.9%
Technology	8.1%
Consumer, Cyclical	8.2%
Consumer, Non-Cyclical	12.5%
Financial	46.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Aggregate Bond Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the PD Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.21%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,099,076,398
  # of Portfolio Holdings3,812
  Year-to-Date Total Return0.65%
  Portfolio Turnover Rate22%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

U.S. Treasury Obligations
45.5%
Corporate Bonds & Notes
25.8%
Mortgage-Backed Securities
25.0%
Others (each less than 3.0%)
3.6%
Other Assets and Liabilities, Net
0.1%
0
20
40
60

Table Summary
Value	Value
Other Assets and Liabilities, Net	0.1%
Others (each less than 3.0%)	3.6%
Mortgage-Backed Securities	25.0%
Corporate Bonds & Notes	25.8%
U.S. Treasury Obligations	45.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD High Yield Bond Market Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the PD High Yield Bond Market Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$14	0.28%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$279,717,145
  # of Portfolio Holdings1,696
  Year-to-Date Total Return1.88%
  Portfolio Turnover Rate30%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Consumer, Cyclical
18.3%
Communications
17.6%
Consumer, Non-Cyclical
15.2%
Financial
13.1%
Energy
11.0%
Industrial
9.8%
Securities Lending Collateral
7.3%
Basic Materials
5.5%
Technology
4.5%
Others (each less than 3.0%)
3.0%
Other Assets & Liabilities, Net
(5.3%)
-10
0
10
20

Table Summary
Value	Value
Other Assets & Liabilities, Net	(5.3%)
Others (each less than 3.0%)	3.0%
Technology	4.5%
Basic Materials	5.5%
Securities Lending Collateral	7.3%
Industrial	9.8%
Energy	11.0%
Financial	13.1%
Consumer, Non-Cyclical	15.2%
Communications	17.6%
Consumer, Cyclical	18.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Large-Cap Growth Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the PD Large-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,087,818,244
  # of Portfolio Holdings360
  Year-to-Date Total Return5.25%
  Portfolio Turnover Rate34%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Technology
50.0%
Communications
19.9%
Industrial
8.6%
Consumer, Cyclical
7.8%
Consumer, Non-Cyclical
6.7%
Financial
4.3%
Others (each less than 3.0%)
2.6%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.1%
0
20
40
60

Table Summary
Value	Value
Other Assets & Liabilities, Net	0.1%
Derivatives	0.0%
Others (each less than 3.0%)	2.6%
Financial	4.3%
Consumer, Non-Cyclical	6.7%
Consumer, Cyclical	7.8%
Industrial	8.6%
Communications	19.9%
Technology	50.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Large-Cap Value Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the PD Large-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.18%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$984,050,875
  # of Portfolio Holdings868
  Year-to-Date Total Return16.14%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Financial
Consumer, Non-Cyclical
Technology
Communications
Industrial
Consumer, Cyclical
Energy
Utilities
Others (each less than 3.0%)
Derivatives
Other Assets & Liabilities, Net
21.2%
18.9%
16.2%
11.0%
10.3%
7.7%
5.5%
3.8%
5.3%
(0.0%)
0.1%
0
10
20
30

Table Summary
Value	Value
Other Assets & Liabilities, Net	0.1%
Derivatives	(0.0%)
Others (each less than 3.0%)	5.3%
Utilities	3.8%
Energy	5.5%
Consumer, Cyclical	7.7%
Industrial	10.3%
Communications	11.0%
Technology	16.2%
Consumer, Non-Cyclical	18.9%
Financial	21.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Mid-Cap Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the PD Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$11	0.20%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$314,483,534
  # of Portfolio Holdings831
  Year-to-Date Total Return15.20%
  Portfolio Turnover Rate25%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Financial
17.8%
Consumer, Non-Cyclical
17.7%
Industrial
17.5%
Technology
13.8%
Consumer, Cyclical
11.8%
Energy
6.0%
Utilities
5.9%
Communications
4.4%
Basic Materials
3.6%
Others (each less than 3.0%)
2.3%
Derivatives
0.0%
Other Assets & Liabilities, Net
(0.8%)
0
10
20

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.8%)
Derivatives	0.0%
Others (each less than 3.0%)	2.3%
Basic Materials	3.6%
Communications	4.4%
Utilities	5.9%
Energy	6.0%
Consumer, Cyclical	11.8%
Technology	13.8%
Industrial	17.5%
Consumer, Non-Cyclical	17.7%
Financial	17.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Small-Cap Growth Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the PD Small-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.22%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$151,276,749
  # of Portfolio Holdings1,092
  Year-to-Date Total Return22.14%
  Portfolio Turnover Rate73%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Consumer, Non-Cyclical
32.4%
Industrial
17.8%
Technology
14.4%
Financial
10.7%
Consumer, Cyclical
9.3%
Securities Lending Collateral
6.1%
Energy
4.8%
Basic Materials
4.4%
Communications
3.8%
Others (each less than 3.0%)
1.6%
Derivatives
0.0%
Other Assets & Liabilities, Net
(5.3%)
0
20
40

Table Summary
Value	Value
Other Assets & Liabilities, Net	(5.3%)
Derivatives	0.0%
Others (each less than 3.0%)	1.6%
Communications	3.8%
Basic Materials	4.4%
Energy	4.8%
Securities Lending Collateral	6.1%
Consumer, Cyclical	9.3%
Financial	10.7%
Technology	14.4%
Industrial	17.8%
Consumer, Non-Cyclical	32.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Small-Cap Value Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the PD Small-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.24%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$141,158,495
  # of Portfolio Holdings1,382
  Year-to-Date Total Return22.98%
  Portfolio Turnover Rate39%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Financial
Consumer, Non-Cyclical
Consumer, Cyclical
Industrial
Energy
Utilities
Technology
Communications
Basic Materials
Others (each less than 3.0%)
Derivatives
Other Assets & Liabilities, Net
38.5%
15.8%
11.6%
9.7%
6.1%
5.2%
4.3%
3.9%
3.3%
2.4%
0.0%
(0.8%)
0
20
40

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.8%)
Derivatives	0.0%
Others (each less than 3.0%)	2.4%
Basic Materials	3.3%
Communications	3.9%
Technology	4.3%
Utilities	5.2%
Energy	6.1%
Industrial	9.7%
Consumer, Cyclical	11.6%
Consumer, Non-Cyclical	15.8%
Financial	38.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Emerging Markets Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the PD Emerging Markets Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.38%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$172,240,302
  # of Portfolio Holdings1,225
  Year-to-Date Total Return25.70%
  Portfolio Turnover Rate16%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	0.6%
Derivatives	(0.0%)
Others (each less than 3.0%)	2.4%
Energy	3.4%
Basic Materials	4.9%
Consumer, Non-Cyclical	5.1%
Consumer, Cyclical	5.2%
Communications	9.8%
Industrial	9.8%
Financial	19.7%
Technology	39.1%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Brazil	3.7%
India	10.8%
China	18.4%
South Korea	23.7%
Taiwan	27.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD International Large-Cap Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the PD International Large-Cap Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at  800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.23%

Key Fund Statistics as of June 30, 2026

  Total Net Assets$699,501,203
  # of Portfolio Holdings318
  Year-to-Date Total Return10.26%
  Portfolio Turnover Rate5%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.2%
Derivatives	(0.0%)
Others (each less than 3.0%)	0.2%
Utilities	3.1%
Communications	4.4%
Energy	4.8%
Basic Materials	5.9%
Consumer, Cyclical	9.7%
Technology	10.0%
Industrial	14.7%
Consumer, Non-Cyclical	16.7%
Financial	29.3%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
France	7.9%
Germany	8.6%
United Kingdom	10.1%
Canada	12.0%
Japan	19.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Registrant’s Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PACIFIC SELECT FUND
Semi-Annual Financial Statements and Financial Highlights
Table OF contents
Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Financial Statements:

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 47.2%
Basic Materials - 0.5%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,560,000 $ 1,553,618
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 349,000 350,602
Mosaic Co.
4.050% due 11/15/27  600,000 596,142
2,500,362
Communications - 1.4%
Charter Communications Operating LLC/
Charter Communications Operating Capital
2.250% due 01/15/29  650,000 605,719
3.750% due 02/15/28  1,560,000 1,530,164
NTT Finance Corp. (Japan)
due 03/31/28 # ~ 1,066,000 1,066,786
4.567% due 07/16/27 ~ 200,000 200,203
4.620% due 07/16/28 ~ 1,260,000 1,257,091
Orange SA (France)
4.000% due 01/13/29 ~ † 635,000 626,533
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 59,727
3.200% due 03/15/27  1,200,000 1,189,026
Sprint Capital Corp.
6.875% due 11/15/28  770,000 806,800
7,342,049
Consumer, Cyclical - 4.1%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ † 1,128,000 1,117,230
American Honda Finance Corp.
4.358% (SOFR + 0.730%)
due 08/13/27 § 1,525,000 1,526,568
4.502% (SOFR + 0.870%)
due 07/09/27 § 1,600,000 1,604,920
4.550% due 04/10/28  269,000 268,609
AutoNation, Inc.
4.450% due 01/15/29  1,370,000 1,357,199
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 936,000 940,911
Ford Motor Credit Co. LLC
4.970% due 04/06/29  200,000 198,000
5.800% due 03/05/27  2,000,000 2,010,597
5.850% due 05/17/27  2,200,000 2,217,064
General Motors Financial Co., Inc.
2.350% due 02/26/27  1,900,000 1,874,673
4.750% due 04/06/29  1,040,000 1,039,651
5.400% due 05/08/27  1,480,000 1,491,557
6.000% due 01/09/28  780,000 794,859
Hyundai Capital America
2.750% due 09/27/26 ~ † 1,560,000 1,554,879
4.600% due 04/06/28 ~ 1,300,000 1,298,130
4.750% due 06/18/29 ~ 542,000 540,241
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/29 ~ 232,000 231,214
Volkswagen Group of America Finance LLC
(Germany)
6.200% due 11/16/28 ~ 1,520,000 1,563,908
21,630,210
a
Principal
Amount Value
Consumer, Non-Cyclical - 2.7%
Augusta SpinCo Corp.
4.398% due 03/23/29  $ 695,000 $ 690,227
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 1,000,000 989,486
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,230,000 1,236,466
Centene Corp.
4.250% due 12/15/27  1,118,000 1,112,693
CVS Health Corp.
1.300% due 08/21/27  1,500,000 1,447,247
6.250% due 06/01/27  1,270,000 1,289,913
Global Payments, Inc.
4.500% due 11/15/28  1,254,000 1,239,301
HCA, Inc.
3.125% due 03/15/27  1,660,000 1,644,863
4.500% due 02/15/27  1,080,000 1,079,646
5.000% due 03/01/28  692,000 696,047
5.200% due 06/01/28  80,000 80,810
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 492,000 490,909
6.125% due 07/27/27 ~ 500,000 507,780
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 711,000 714,524
Philip Morris International, Inc.
4.290% (SOFR + 0.660%)
due 10/27/28 § 1,115,000 1,116,859
14,336,771
Energy - 2.2%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,560,000 1,551,922
5.000% due 12/15/29  620,000 626,356
DCP Midstream Operating LP
5.625% due 07/15/27 † 1,808,000 1,824,827
Enbridge, Inc. (Canada)
5.250% due 04/05/27  1,570,000 1,579,062
5.300% due 04/05/29  1,340,000 1,362,369
EQT Corp.
3.900% due 10/01/27 † 567,000 562,109
ONEOK, Inc.
4.000% due 07/13/27  1,300,000 1,293,425
4.250% due 09/24/27  1,720,000 1,714,101
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  594,000 571,991
Targa Resources Corp.
4.350% due 01/15/29  138,000 136,979
Williams Cos., Inc.
4.900% due 03/15/29  380,000 382,350
11,605,491
Financial - 31.6%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 1,600,000 1,605,686
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.650% due 07/21/27  1,600,000 1,587,822
4.125% due 02/28/29  560,000 551,980
4.625% due 10/15/27  610,000 610,401
6.100% due 01/15/27  1,500,000 1,511,239
6.450% due 04/15/27  1,150,000 1,164,852

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
American Express Co.
5.098% due 02/16/28  $ 1,640,000 $ 1,646,672
5.389% due 07/28/27  40,000 40,026
American Tower Corp.
3.375% due 10/15/26  1,500,000 1,495,948
3.600% due 01/15/28  1,720,000 1,695,972
Aon North America, Inc.
5.150% due 03/01/29  650,000 659,168
ARES Strategic Income Fund
4.850% due 01/15/29  1,081,000 1,059,171
5.450% due 09/09/28  317,000 313,947
5.700% due 03/15/28  1,861,000 1,858,910
Arthur J Gallagher & Co.
4.600% due 12/15/27  460,000 460,942
Athene Global Funding
4.587% (SOFR + 0.950%)
due 04/19/27 ~ § 800,000 801,425
4.860% due 08/27/26 ~ 500,000 500,356
4.950% due 01/07/27 ~ 2,100,000 2,103,122
5.133% due 06/01/29 ~ † 531,000 532,137
5.516% due 03/25/27 ~ 120,000 120,701
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 01/15/28 ~ 2,923,000 2,930,522
6.375% due 05/04/28 ~ 500,000 513,048
Bank of America Corp.
3.824% due 01/20/28  1,780,000 1,773,856
4.948% due 07/22/28 † 1,180,000 1,184,994
5.202% due 04/25/29  1,510,000 1,524,309
5.819% due 09/15/29  1,640,000 1,678,425
5.933% due 09/15/27  1,760,000 1,765,231
Bank of Montreal (Canada)
4.567% due 09/10/27  1,720,000 1,720,416
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  1,400,000 1,383,051
4.398% (SOFR + 0.760%)
due 09/15/28 § 1,610,000 1,613,444
4.404% due 09/08/28  1,720,000 1,717,847
Barclays PLC (United Kingdom)
2.279% due 11/24/27  1,400,000 1,387,889
4.837% due 09/10/28  1,300,000 1,302,423
5.501% due 08/09/28  790,000 797,123
5.674% due 03/12/28  1,600,000 1,613,067
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 59,265
BNP Paribas SA (France)
4.792% due 05/09/29 ~ 1,060,000 1,061,090
Brown & Brown, Inc.
4.600% due 12/23/26  489,000 489,305
4.700% due 06/23/28  272,000 271,981
Canadian Imperial Bank of Commerce
(Canada)
4.857% due 03/30/29 † 1,050,000 1,054,329
Capital One Financial Corp.
1.878% due 11/02/27  1,560,000 1,545,710
7.149% due 10/29/27  1,570,000 1,582,635
Citigroup, Inc.
3.070% due 02/24/28  1,600,000 1,585,073
5.174% due 02/13/30  1,810,000 1,829,532
Citizens Bank NA
4.575% due 08/09/28  1,000,000 1,000,000
Corebridge Financial, Inc.
3.650% due 04/05/27  1,660,000 1,649,501
a
Principal
Amount Value
Corebridge Global Funding
4.900% due 01/07/28 ~ $ 245,000 $ 246,195
Crown Castle, Inc.
1.050% due 07/15/26  500,000 499,370
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 2,000,000 1,988,755
4.298% due 04/01/28 ~ 1,300,000 1,298,536
5.427% due 03/01/28 ~ 700,000 704,525
Deutsche Bank AG (Germany)
2.311% due 11/16/27  1,600,000 1,586,822
5.373% due 01/10/29  1,350,000 1,363,425
5.706% due 02/08/28  1,150,000 1,158,306
7.146% due 07/13/27  1,150,000 1,150,947
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,708,000 1,704,908
Equitable Financial Life Global Funding
1.400% due 08/27/27 ~ 1,060,000 1,022,279
4.875% due 11/19/27 ~ 1,200,000 1,203,993
First-Citizens Bank & Trust Co.
5.097% due 07/13/29  844,000 845,246
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 845,000 864,126
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,560,000 1,547,935
2.640% due 02/24/28  1,560,000 1,541,345
4.148% due 01/21/29  1,690,000 1,675,707
HPS Corporate Lending Fund
4.900% due 09/11/28  494,000 484,283
5.150% due 04/02/29 ~ † 540,000 529,022
5.300% due 06/05/27  662,000 662,655
5.450% due 01/14/28  1,500,000 1,494,738
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  1,400,000 1,385,332
5.597% due 05/17/28  1,050,000 1,059,257
5.887% due 08/14/27  1,800,000 1,802,631
7.390% due 11/03/28  1,800,000 1,864,080
Huntington Bancshares, Inc.
4.443% due 08/04/28  1,130,000 1,128,144
Huntington National Bank
4.353% (SOFR + 0.720%)
due 04/12/28 § 1,311,000 1,311,629
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 1,600,000 1,589,595
5.000% due 06/29/30 ~ 854,000 855,125
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 120,494
Jackson National Life Global Funding
4.603% (SOFR + 0.970%)
due 01/14/28 ~ § 1,500,000 1,498,307
4.900% due 01/13/27 ~ 474,000 474,898
5.550% due 07/02/27 ~ 1,700,000 1,715,779
JPMorgan Chase & Co.
2.069% due 06/01/29  1,970,000 1,878,372
2.182% due 06/01/28 † 1,680,000 1,645,092
2.947% due 02/24/28 † 1,700,000 1,683,105
5.012% due 01/23/30  1,680,000 1,691,585
6.087% due 10/23/29  1,260,000 1,298,516
Lloyds Banking Group PLC (United Kingdom)
4.818% due 06/13/29  680,000 681,027
5.462% due 01/05/28  550,000 552,845
5.871% due 03/06/29  1,840,000 1,875,767
LPL Holdings, Inc.
4.900% due 04/03/28  550,000 550,479

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.592% due 04/18/30  $ 990,000 $ 985,271
Mizuho Financial Group, Inc. (Japan)
due 07/13/30 # 1,580,000 1,577,811
1.554% due 07/09/27  1,800,000 1,798,767
5.414% due 09/13/28  1,600,000 1,617,062
Morgan Stanley
3.591% due 07/22/28 § 1,880,000 1,859,596
3.772% due 01/24/29  1,680,000 1,657,390
5.042% due 07/19/30  800,000 805,693
5.652% due 04/13/28  1,570,000 1,583,634
5.656% due 04/18/30  1,640,000 1,675,536
Morgan Stanley Private Bank NA
4.408% (SOFR + 0.780%)
due 11/17/28 § 1,400,000 1,403,231
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28  1,800,000 1,777,295
4.735% (SOFR + 1.100%)
due 05/23/29 § 1,580,000 1,590,311
5.516% due 09/30/28  1,400,000 1,416,284
PNC Financial Services Group, Inc.
5.102% due 07/23/27  800,000 800,236
5.300% due 01/21/28  1,860,000 1,868,038
6.615% due 10/20/27  2,100,000 2,113,381
Principal Life Global Funding II
4.650% due 05/18/29 ~ 1,570,000 1,565,844
Regions Bank
4.755% due 07/27/29  562,000 562,258
RGA Global Funding
4.350% due 08/25/28 ~ 1,590,000 1,577,372
5.448% due 05/24/29 ~ 520,000 528,994
Royal Bank of Canada (Canada)
4.327% (SOFR + 0.700%)
due 11/03/28 § 1,640,000 1,642,909
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,169,000 1,171,895
Societe Generale SA (France)
due 07/07/29 # ~ 1,050,000 1,049,891
5.249% due 05/22/29 ~ 1,580,000 1,591,694
5.500% due 04/13/29 ~ 200,000 202,242
Standard Chartered PLC (United Kingdom)
4.299% due 01/13/30 ~ 781,000 771,199
6.301% due 01/09/29 ~ 770,000 787,369
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/28 ~ 661,000 656,386
Sumisho Air Lease Corp.
4.400% due 03/24/28 ~ 207,000 205,963
4.500% due 03/24/29 ~ 1,625,000 1,611,614
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 598,664
5.532% due 07/17/26  40,000 40,026
Truist Financial Corp.
1.125% due 08/03/27  1,700,000 1,642,144
4.873% due 01/26/29  1,060,000 1,064,713
5.435% due 01/24/30  80,000 81,346
U.S. Bancorp
5.384% due 01/23/30  430,000 437,360
6.787% due 10/26/27  1,660,000 1,672,271
U.S. Bank NA
4.538% (SOFR + 0.910%)
due 05/15/28 § 1,600,000 1,605,015
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 1,700,000 1,694,069
a
Principal
Amount Value
3.869% due 01/12/29 ~ $ 1,120,000 $ 1,107,295
4.214% due 04/10/30 ~ 530,000 521,352
VICI Properties LP
4.750% due 02/15/28  1,640,000 1,639,959
4.750% due 04/01/28  87,000 86,955
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 1,340,000 1,337,538
Wells Fargo & Co.
2.393% due 06/02/28  1,580,000 1,548,782
3.526% due 03/24/28  1,520,000 1,509,015
4.900% due 01/24/28  1,098,000 1,100,576
5.707% due 04/22/28  1,810,000 1,826,526
6.303% due 10/23/29  660,000 682,814
Western-Southern Global Funding
4.250% due 01/29/29 ~ 1,307,000 1,291,839
165,533,145
Industrial - 1.1%
Amrize Finance U.S. LLC
4.600% due 04/07/27  466,000 466,649
Boeing Co.
6.259% due 05/01/27  2,020,000 2,047,161
CNH Industrial Capital LLC
1.450% due 07/15/26  1,060,000 1,058,841
4.500% due 10/08/27  1,480,000 1,479,434
Ingersoll Rand, Inc.
5.197% due 06/15/27  660,000 664,124
5,716,209
Technology - 1.4%
Dell International LLC/EMC Corp.
4.150% due 02/15/29  1,326,000 1,310,802
4.900% due 10/01/26  1,660,000 1,660,711
Leidos, Inc.
4.100% due 03/15/29  437,000 429,927
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  355,000 352,434
Oracle Corp.
4.738% (SOFR + 1.110%)
due 02/04/29 § 1,700,000 1,699,097
4.800% due 08/03/28 † 790,000 788,479
VMware LLC
1.800% due 08/15/28  880,000 832,703
7,074,153
Utilities - 2.2%
AES Corp.
5.200% due 07/15/29  72,000 72,423
5.450% due 06/01/28  60,000 60,679
DTE Energy Co.
4.875% due 06/01/28  965,000 969,366
Duquesne Light Holdings, Inc.
3.616% due 08/01/27 ~ 300,000 296,668
Emera U.S. Finance LLC
4.500% due 04/01/29  1,566,000 1,555,525
ENEL Finance International NV (Italy)
3.500% due 04/06/28 ~ 1,090,000 1,069,980
4.125% due 09/30/28 ~ 442,000 436,807
FirstEnergy Corp.
3.900% due 07/15/27  1,600,000 1,591,196
FirstEnergy Transmission LLC
4.550% due 01/15/30  500,000 496,484

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  $ 717,000 $ 718,840
NiSource, Inc.
5.250% due 03/30/28  660,000 667,550
Pacific Gas & Electric Co.
2.100% due 08/01/27  570,000 555,126
5.450% due 06/15/27  700,000 705,487
Pinnacle West Capital Corp.
4.900% due 05/15/28  246,000 246,968
Southern Co.
5.500% due 03/15/29  1,270,000 1,299,005
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 908,000 909,377
11,651,481
Total Corporate Bonds & Notes
    (Cost $246,811,957) 247,389,871
MORTGAGE-BACKED SECURITIES - 4.1%
Collateralized Mortgage Obligations - Commercial - 3.9%
ALA Trust
5.369% (SOFR + 1.743%)
due 06/15/40 ~ § 1,150,000 1,156,686
ARES Commercial Mortgage Trust
4.875% (SOFR + 1.250%)
due 02/15/43 ~ § 193,000 193,248
Bank
4.285% due 11/15/61 § 158,902 158,291
Benchmark Mortgage Trust
3.042% due 08/15/52  254,067 248,878
BLP Commercial Mortgage Trust
4.968% (SOFR + 1.342%)
due 03/15/41 ~ § 234,393 234,871
Bridge Commercial Mortgage Trust
4.850% (SOFR + 1.250%)
due 06/15/39 ~ § 1,367,000 1,370,944
BX Commercial Mortgage Trust
4.825% (SOFR + 1.200%)
due 03/15/43 ~ § 635,647 636,439
4.918% (SOFR + 1.293%)
due 12/15/39 ~ § 847,536 849,948
4.975% (SOFR + 1.350%)
due 04/15/43 ~ § 468,000 468,953
5.005% (SOFR + 1.380%)
due 04/15/43 ~ § 552,761 555,249
5.017% (SOFR + 1.392%)
due 03/15/41 ~ § 957,057 959,337
5.067% (SOFR + 1.442%)
due 02/15/39 ~ § 749,202 751,459
5.069% (SOFR + 1.443%)
due 04/15/40 ~ § 811,445 812,941
5.267% (SOFR + 1.641%)
due 05/15/41 ~ § 584,987 586,531
BX Trust
due 07/15/43 # ~ § 475,000 475,593
4.769% (SOFR + 1.144%)
due 03/15/30 ~ § 1,521,120 1,519,801
4.775% (SOFR + 1.150%)
due 02/15/35 ~ § 965,000 963,697
4.825% (SOFR + 1.200%)
due 05/15/38 ~ § 775,512 778,405
a
Principal
Amount Value
5.019% (SOFR + 1.393%)
due 03/15/30 ~ § $ 157,125 $ 156,924
5.067% (SOFR + 1.442%)
due 04/15/41 ~ § 719,874 721,636
5.116% (SOFR + 1.491%)
due 04/15/37 ~ § 96,289 96,411
COMM Mortgage Trust
3.317% due 09/10/50  328,532 326,607
DBGS Mortgage Trust
4.302% due 10/15/51  77,340 77,160
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 100,357
Extended Stay America Trust
4.825% (SOFR + 1.200%)
due 02/15/43 ~ § 882,579 884,746
4.925% (SOFR + 1.300%)
due 10/15/42 ~ § 712,719 715,126
GS Mortgage Securities Trust
4.106% due 07/10/51 § 58,569 58,303
HAVN Trust
5.325% (SOFR + 1.700%)
due 10/15/35 ~ § 170,000 170,273
Hilton USA Trust
4.333% due 11/05/38 ~ § 359,000 358,291
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  66,865 66,667
Morgan Stanley Bank of America Merrill Lynch
Trust
3.514% due 12/15/49  36,204 36,139
Morgan Stanley Capital I Trust
1.925% due 07/15/53  519,153 487,743
PLYM Commercial Mortgage Trust
4.875% (SOFR + 1.250%)
due 03/15/43 ~ § 917,000 918,753
5.075% (SOFR + 1.450%)
due 03/15/43 ~ § 101,000 101,182
TCO Commercial Mortgage Trust
4.868% (SOFR + 1.243%)
due 12/15/39 ~ § 394,000 394,505
Wells Fargo Commercial Mortgage Trust
3.063% due 12/15/52  39,471 38,553
3.212% due 09/15/50  104,274 103,799
3.933% due 03/15/52  1,409,325 1,396,454
5.270% due 03/15/38 ~ § 301,000 299,736
20,230,636
Collateralized Mortgage Obligations - Residential - 0.2%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 55,705 55,174
OBX Trust
5.364% due 03/25/63 ~ § 676,868 676,657
OLIT Trust
3.000% due 11/25/38 ~ § 75,461 73,747
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 136,954 134,401
3.000% due 06/25/39 ~ § 150,000 146,936
1,086,915
Total Mortgage-Backed Securities
    (Cost $21,241,430) 21,317,551

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 19.8%
Automobile Other - 1.5%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ $ 485,000 $ 477,461
Exeter Automobile Receivables Trust
4.400% due 05/15/30  875,000 874,189
4.700% due 03/17/31  840,000 839,145
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  425,000 426,626
5.480% due 04/15/29 ~ 1,030,000 1,037,700
GMF Floorplan Owner Revolving Trust
4.343% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,301
4.790% due 03/15/29 ~ 490,000 490,893
4.910% due 03/15/30 ~ 820,000 823,364
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,045,000 1,048,003
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 762,423 766,199
5.038% due 07/25/31 ~ 70,319 70,721
5.121% due 12/29/32 ~ 543,744 546,418
5.185% due 07/25/31 ~ 297,683 299,237
7,830,257
Automobile Sequential - 7.4%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,340,000 1,338,898
4.590% due 03/15/34 ~ 868,718 870,356
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 700,000 690,205
4.770% due 02/20/29 ~ 1,638,000 1,642,631
4.800% due 08/20/29 ~ 205,000 205,177
4.820% due 04/20/31 ~ 125,000 125,211
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  46,749 46,884
CarMax Auto Owner Trust
3.970% due 12/16/30  1,400,000 1,388,500
4.110% due 08/15/29  1,065,000 1,063,175
4.840% due 01/15/30  45,000 45,235
CarMax Select Receivables Trust
4.640% due 12/16/30  360,000 360,354
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,280,000 1,273,937
4.550% due 08/12/30  785,000 786,482
4.640% due 01/10/30  323,360 324,012
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 1,580,000 1,576,708
4.510% due 02/22/28 ~ 1,133,032 1,134,299
4.820% due 02/20/29 ~ 805,000 809,081
5.060% due 03/20/31 ~ 150,000 151,274
5.160% due 09/20/30 ~ 150,000 151,320
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 736,625 736,878
Ford Credit Auto Owner Trust
4.450% due 10/15/29  1,650,000 1,652,966
4.610% due 08/15/29  25,000 25,082
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  845,000 847,919
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  2,150,000 2,154,334
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 149,184
a
Principal
Amount Value
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ $ 100,000 $ 100,569
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 695,000 697,119
Hyundai Auto Receivables Trust
4.360% due 12/17/29  1,480,000 1,481,023
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  30,000 30,141
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 550,000 549,518
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  1,075,000 1,076,679
4.740% due 01/16/29  153,513 153,712
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 950,000 951,130
4.750% due 07/22/30 ~ 2,565,000 2,575,324
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,155,000 1,148,207
4.210% due 01/22/29 ~ 1,046,000 1,044,054
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 1,480,000 1,475,410
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 1,475,000 1,478,220
USB Auto Owner Trust
4.490% due 06/17/30 ~ 385,000 385,608
Volkswagen Credit Auto Master Trust
4.710% due 05/20/31 ~ 975,000 979,621
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 995,000 988,029
4.410% due 05/18/40 ~ 1,478,405 1,476,978
4.570% due 01/18/40 ~ 1,318,644 1,321,088
World Omni Auto Receivables Trust
4.730% due 03/15/30  890,000 893,521
World Omni Select Auto Trust
4.080% due 08/15/31  225,000 223,659
38,579,712
Credit Card Bullet - 0.6%
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 1,900,000 1,910,350
5.530% due 05/15/29 ~ 1,315,000 1,319,376
3,229,726
Other Asset-Backed Securities - 10.3%
Affirm Asset Securitization Trust
4.270% due 04/15/31 ~ 1,352,344 1,351,983
4.450% due 10/15/30 ~ 502,437 502,836
Affirm Master Trust
4.370% due 02/15/34 ~ 900,000 895,491
AIMCO CLO (Cayman)
4.880% (SOFR + 1.200%)
due 04/16/37 ~ § 1,660,000 1,662,906
Allegro CLO XV Ltd. (Cayman)
4.625% (SOFR + 0.950%)
due 04/20/38 ~ § 975,000 975,562
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 618,298 620,434
ARES LIV CLO Ltd. (Cayman)
4.773% (SOFR + 1.100%)
due 07/15/38 ~ § 953,333 954,145
Bain Capital Credit CLO Ltd. (Cayman)
4.814% (SOFR + 1.150%)
due 04/22/35 ~ § 1,300,000 1,301,178

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.825% (SOFR + 1.150%)
due 04/20/34 ~ § $ 1,570,000 $ 1,571,693
Barings CLO Ltd. (Cayman)
4.815% (SOFR + 1.140%)
due 01/20/36 ~ § 1,000,000 1,000,649
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 1,274,217 1,277,037
Buckhorn Park CLO Ltd. (Cayman)
4.745% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,118
CCG Receivables Trust
4.480% due 10/14/32 ~ 69,921 70,010
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 99,552
4.590% due 08/16/27 ~ 115,967 116,070
4.770% due 08/15/35 ~ 530,000 531,883
DLLAA LLC
4.950% due 09/20/29 ~ 1,255,000 1,263,445
DLLAD LLC
5.300% due 07/20/29 ~ 150,000 151,449
DLLMT LLC
4.030% due 07/20/28 ~ 345,000 344,228
4.200% due 12/20/29 ~ 175,000 173,883
Dryden 108 CLO Ltd. (Jersey)
due 07/18/37 # ~ § 1,550,000 1,550,000
Dryden 68 CLO Ltd. (Cayman)
4.773% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,113
Flatiron CLO 19 Ltd. (Cayman)
4.829% (SOFR + 1.180%)
due 11/16/34 ~ § 840,459 841,281
Flatiron CLO 23 LLC
4.920% (SOFR + 1.240%)
due 04/17/36 ~ § 1,371,000 1,372,047
Flatiron RR CLO 22 LLC
4.583% (SOFR + 0.910%)
due 10/15/34 ~ § 2,140,000 2,138,214
FTAI MRE Cayman Ltd. (Cayman)
5.632% due 06/15/51 ~ 260,000 260,119
Green Lakes Park CLO LLC
4.617% (SOFR + 0.950%)
due 01/25/38 ~ § 933,333 933,848
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 685,203 684,956
4.930% due 06/25/60 ~ 26,167 26,220
Harriman Park CLO Ltd. (Cayman)
4.675% (SOFR + 1.000%)
due 07/20/38 ~ § 487,500 487,758
Hartwick Park CLO Ltd. (Jersey)
4.835% (SOFR + 1.160%)
due 01/20/37 ~ § 1,600,000 1,601,043
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 867,330 869,546
Invesco CLO Ltd. (Cayman)
4.744% (SOFR + 1.080%)
due 10/22/34 ~ § 1,080,000 1,080,924
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 2,560,000 2,568,028
5.260% due 11/15/28 ~ 142,174 143,174
M&T Equipment Notes
4.700% due 12/16/27 ~ 454,602 455,425
Madison Park Funding XLV Ltd. (Cayman)
4.753% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,266
a
Principal
Amount Value
Madison Park Funding XXVII Ltd. (Cayman)
4.575% (SOFR + 0.900%)
due 04/20/38 ~ § $ 1,031,250 $ 1,031,797
Magnetite XXIII Ltd. (Cayman)
4.657% (SOFR + 0.990%)
due 01/25/35 ~ § 1,680,000 1,681,328
Magnetite XXVI Ltd. (Cayman)
4.567% (SOFR + 0.900%)
due 01/25/38 ~ § 1,600,000 1,600,901
Marlette Funding Trust
4.750% due 07/16/35 ~ 11,154 11,159
4.950% due 07/16/35 ~ 1,300,000 1,300,069
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
4.706% (SOFR + 1.040%)
due 07/23/36 ~ § 840,000 840,586
OHA Credit Funding 22 Ltd. (Cayman)
5.005% (SOFR + 1.330%)
due 07/20/38 ~ § 1,108,000 1,108,835
Oportun Issuance Trust
4.320% due 01/09/34 ~ 125,000 123,885
4.490% due 07/08/33 ~ 325,000 323,445
4.880% due 05/09/33 ~ 720,000 719,635
Palmer Square Loan Funding Ltd. (Cayman)
4.451% (SOFR + 0.800%)
due 02/15/33 ~ § 328,555 328,231
4.823% (SOFR + 1.150%)
due 01/15/33 ~ § 1,262,000 1,259,796
PEAC Solutions Receivables LLC
4.390% due 07/20/33 ~ 80,000 79,429
4.940% due 10/20/28 ~ 142,714 143,113
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 376,705 374,121
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 82,867 83,196
RCKT Trust
4.480% due 11/27/34 ~ 95,727 95,788
4.900% due 07/25/34 ~ 32,481 32,530
Reach ABS Trust
4.340% due 02/15/35 ~ 265,622 265,407
4.930% due 08/18/32 ~ 221,910 222,381
RKTL Trust
4.070% due 02/26/35 ~ 500,801 499,818
4.330% due 02/26/35 ~ 715,000 709,032
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 814,156 813,345
4.470% due 08/15/34 ~ 155,696 155,758
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 2,700,000 2,711,235
Upstart Securitization Trust
4.600% due 09/20/35 ~ 973,494 972,838
Valley Stream Park CLO Ltd. (Jersey)
4.865% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 250,254
Verdant Receivables LLC
4.850% due 03/13/28 ~ 106,179 106,414
Verizon Master Trust
4.510% due 03/20/30  1,270,000 1,272,506
4.620% due 11/20/30  260,000 261,111
4.710% due 01/21/31  1,250,000 1,257,592
Volvo Financial Equipment LLC
4.290% due 10/16/28 ~ 1,309,000 1,309,166

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $166,442 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
a
Principal
Amount Value
Voya CLO Ltd. (Cayman)
4.625% (SOFR + 0.950%)
due 04/20/38 ~ § $ 1,107,692 $ 1,108,331
4.675% (SOFR + 1.000%)
due 01/20/38 ~ § 357,143 357,353
54,037,899
Total Asset-Backed Securities
    (Cost $103,618,394) 103,677,594
U.S. TREASURY OBLIGATIONS - 10.5%
U.S. Treasury Notes - 10.5%
3.500% due 09/30/26 ‡ 27,534,600 27,511,570
4.250% due 03/15/27  27,130,400 27,177,142
54,688,712
Total U.S. Treasury Obligations
    (Cost $54,616,972) 54,688,712
SHORT-TERM INVESTMENTS - 16.6%
U.S. Treasury Bills - 16.6%
3.874% due 10/29/26  25,000,000 24,686,979
3.875% due 11/12/26 ‡ 31,400,000 30,961,591
3.977% due 12/24/26  31,800,000 31,204,304
86,852,874
Total Short-Term Investments
(Cost $86,887,552) 86,852,874
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.2%
    (Cost $513,176,305) 513,926,602
Shares
SECURITIES LENDING COLLATERAL - 2.0%
Mutual Funds - 0.7%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 3,913,388 3,913,388
Principal
Amount
Repurchase Agreements - 1.3%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$4,842,114; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $4,938,959) $ 4,841,623 4,841,623
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$2,246,412; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $2,294,307) $ 2,243,158 $ 2,243,158
7,084,781
Total Securities Lending Collateral
(Cost $10,998,169) 10,998,169
a
TOTAL INVESTMENTS - 100.2%
(Cost $524,174,474) 524,924,771
DERIVATIVES - (0.0%) (113,785)
OTHER ASSETS & LIABILITIES, NET -  (0.2%) (835,417)
NET ASSETS - 100.0% $ 523,975,569
Corporate Bonds & Notes 47 .2%
Asset-Backed Securities 19 .8%
Short-Term Investments 16 .6%
U.S. Treasury Obligations 10 .5%
Mortgage-Backed Securities 4 .1%
Others (each less than 3.0%) 2 .0%
100 .2%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net ( 0 .2% )
100 .0%

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
(d) As of June 30, 2026, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/26 5 $ 1,033,136 $ 1,030,664 ( $ 2,472 )
CBOT 5 Year U.S. Treasury Notes 09/26 8 858,205 856,375 (1,830)
CBOT 10 Year U.S. Treasury Notes 09/26 8 879,143 879,125 (18)
CBOT U.S. Long Bond 09/26 3 337,226 340,500 3,274
CBOT Ultra U.S. Treasury Bond 09/26 1 114,596 116,156 1,560
$ 514
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/26 84 17,337,324 17,315,156 22,168
Total Futures Contracts $ 22,682
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.140% S JPM 07/15/26 $ 87,216,047 ( $ 22,435 ) $ – ( $ 22,435 )
iShares Core U.S. Aggregate Bond ETF SOFR + 0.150% S JPM 07/15/26 46,828,013 (12,241) – (12,241)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.160% S JPM 10/15/26 95,932,245 (25,477) – (25,477)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.190% S JPM 01/15/27 134,064,126 (37,280) – (37,280)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.130% S JPM 04/15/27 154,241,388 (39,034) – (39,034)
( $ 136,467 ) $ – ( $ 136,467 )
Total Swap Agreements ( $ 136,467 ) $ – ( $ 136,467 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (136,467)
$ – ( $ 136,467 )

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(e) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 247,389,871 $ – $ 247,389,871 $ –
Mortgage-Backed Securities 21,317,551 – 21,317,551 –
Asset-Backed Securities 103,677,594 – 103,677,594 –
U.S. Treasury Obligations 54,688,712 – 54,688,712 –
Short-Term Investments 86,852,874 – 86,852,874 –
Securities Lending Collateral 10,998,169 3,913,388 7,084,781 –
Derivatives:
Interest Rate Contracts
Futures 27,002 27,002 – –
Total Assets 524,951,773 3,940,390 521,011,383 –
Liabilities Derivatives:
Interest Rate Contracts
Futures (4,320) (4,320) – –
Swaps (136,467) – (136,467) –
Total Interest Rate Contracts (140,787) (4,320) (136,467) –
Total Liabilities (140,787) (4,320) (136,467) –
Total $ 524,810,986 $ 3,936,070 $ 520,874,916 $ –

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 43.9%
Basic Materials - 0.2%
Glencore Funding LLC (Australia)
5.200% due 07/01/33 ~ $ 800,000 $ 800,797
Communications - 4.4%
Alphabet, Inc.
5.650% due 02/15/56  750,000 740,561
Amazon.com, Inc.
5.450% due 11/20/55  600,000 567,707
APLD ComputeCo LLC
9.250% due 12/15/30 ~ 250,000 269,839
AT&T, Inc.
5.250% due 10/30/36  1,000,000 982,387
Beacon Point DC LLC
6.129% due 11/30/42 ~ 800,000 807,193
Beignet Investor LLC
6.581% due 05/30/49 ~ 1,750,000 1,786,135
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.500% due 06/01/41  1,250,000 875,679
Comcast Corp.
2.887% due 11/01/51  250,000 141,794
HUT 8 DC LLC
6.192% due 11/15/42 ~ 1,015,000 1,028,503
Meta Platforms, Inc.
5.250% due 05/15/36  1,150,000 1,142,318
6.300% due 05/15/56  550,000 547,846
QTS Fayetteville I Dc1-2 LLC/QTS TRS
Fayetteville I DC1-2 LLC
5.700% due 04/15/36 ~ † 1,780,000 1,693,059
Road Michigan Property Owner I LLC
7.500% due 03/30/45 ~ 450,000 448,760
Space Exploration Technologies Corp.
5.875% due 07/15/36 ~ 1,275,000 1,258,851
Verizon Communications, Inc.
3.400% due 03/22/41  500,000 386,667
5.875% due 11/30/55 † 500,000 485,422
6.050% due 05/14/58  450,000 454,284
6.200% due 05/14/56  550,000 556,241
14,173,246
Consumer, Cyclical - 3.2%
American Airlines Pass-Through Trust Class AA
3.200% due 12/15/29  2,219,900 2,155,371
3.600% due 03/22/29  2,052,231 2,022,870
British Airways Pass-Through Trust Class A
(United Kingdom)
3.350% due 12/15/30 ~ 832,952 808,813
British Airways Pass-Through Trust Class AA
(United Kingdom)
3.300% due 06/15/34 ~ 1,988,181 1,871,066
Delta Air Lines Pass-Through Trust Class AA
3.625% due 01/30/29  216,753 214,125
Ford Motor Credit Co. LLC
4.125% due 08/17/27  700,000 693,996
New Red Finance, Inc. (Canada)
3.875% due 01/15/28 ~ 1,050,000 1,030,800
Royal Caribbean Cruises Ltd.
5.625% due 09/30/31 ~ 1,050,000 1,059,126
United Airlines Pass-Through Trust Class AA
4.150% due 02/25/33  458,501 445,794
10,301,961
a
Principal
Amount Value
Consumer, Non-Cyclical - 2.1%
CVS Health Corp.
5.450% due 09/15/35  $ 475,000 $ 481,341
Global Payments, Inc.
5.400% due 03/15/33  825,000 809,114
5.550% due 11/15/35  525,000 509,188
HCA, Inc.
4.900% due 11/15/35  450,000 435,966
5.700% due 11/15/55  400,000 381,376
Highmark, Inc.
5.750% due 05/15/36 ~ 350,000 352,854
Horseshoe Funding Trust I
6.062% due 02/15/36 ~ 200,000 203,250
JBS NV/JBS USA Foods Group Holdings, Inc./
JBS USA Food Co. Holdings
5.625% due 03/10/37 ~ 250,000 249,114
5.950% due 04/20/35  550,000 567,687
Maple Parent Holdings Corp.
5.700% due 03/26/36 ~ † 750,000 759,587
Mars, Inc.
5.200% due 03/01/35 ~ † 900,000 903,884
UnitedHealth Group, Inc.
5.750% due 07/15/64  500,000 488,815
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ 300,000 303,992
VSP Optical Group, Inc.
5.400% due 06/01/33 ~ 450,000 451,352
6,897,520
Energy - 2.7%
Cheniere Energy Partners LP
5.350% due 11/30/36 ~ 850,000 845,983
Colonial Enterprises, Inc.
5.627% due 11/15/35 ~ 300,000 300,397
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  1,000,000 957,663
Energy Transfer LP
5.000% due 05/15/44  500,000 439,395
6.500% due 11/15/26  750,000 752,855
6.500% due 02/15/56  1,050,000 1,059,331
MPLX LP
5.300% due 04/01/36  550,000 542,438
5.650% due 03/01/53  1,000,000 933,706
NGPL PipeCo LLC
5.600% due 08/15/36 ~ 800,000 795,890
Plains All American Pipeline LP/PAA Finance
Corp.
5.600% due 01/15/36 † 950,000 953,206
Rio Grande LNG LLC
due 01/30/34 # ~ 500,000 497,577
Venture Global LNG, Inc.
6.375% due 12/15/34 ~ 525,000 516,260
8,594,701
Financial - 20.3%
Acrisure LLC/Acrisure Finance, Inc.
6.750% due 07/01/32 ~ 500,000 449,851
AEGON Funding Co. LLC
5.625% due 05/07/36  750,000 746,627
Agree LP
5.600% due 06/15/35  200,000 204,812

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
6.500% due 10/01/31 ~ $ 450,000 $ 449,328
Allianz SE (Germany)
6.500% due 10/30/34 ~ 400,000 401,984
6.550% due 10/30/33 ~ † 400,000 406,952
Aspen Insurance Holdings Ltd. (Bermuda)
5.750% due 07/01/30  461,000 473,002
Athene Global Funding
5.543% due 08/22/35 ~ 825,000 812,348
Athene Holding Ltd.
6.625% due 05/19/55 † 825,000 802,887
Atlas Warehouse Lending Co. LP
4.950% due 11/15/30 ~ 750,000 739,699
5.250% due 01/15/33 ~ 500,000 492,646
Aviation Capital Group LLC
4.800% due 10/24/30 ~ 250,000 247,663
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 10/15/32 ~ 1,000,000 976,219
Banco Mercantil del Norte SA (Mexico)
7.625% due 01/10/28 ~ 250,000 251,133
8.375% due 10/14/30 ~ 907,000 940,831
8.375% due 05/20/31 ~ 650,000 666,413
8.450% due 06/24/36 ~ 600,000 601,454
Banco Santander SA (Spain)
4.551% due 11/06/30  350,000 344,521
7.250% due 12/03/35  400,000 406,776
Bank of America Corp.
2.482% due 09/21/36  2,250,000 1,962,440
5.511% due 01/24/36  750,000 766,173
Bank of Nova Scotia (Canada)
7.350% due 04/27/85  600,000 621,963
Banque Federative du Credit Mutuel SA
(France)
5.106% due 01/15/36 ~ 600,000 588,642
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico (Mexico)
8.125% due 01/08/39 ~ 2,000,000 2,134,272
BNP Paribas SA (France)
5.786% due 01/13/33 ~ 500,000 516,670
6.875% due 12/15/33 ~ 800,000 799,955
7.450% due 06/27/35 ~ † 300,000 309,676
BPCE SA (France)
6.027% due 05/28/36 ~ 500,000 513,924
6.347% due 01/13/47 ~ † 750,000 737,273
Brixmor Operating Partnership LP
5.750% due 02/15/35  1,000,000 1,035,025
Burford Capital Global Finance LLC
7.500% due 07/15/33 ~ 650,000 551,746
Capital One Financial Corp.
5.399% due 01/30/37 † 1,060,000 1,046,458
Citigroup, Inc.
5.411% due 09/19/39  1,000,000 988,983
6.020% due 01/24/36 † 450,000 463,674
Cousins Properties LP
4.875% due 03/01/33  600,000 584,336
Credit Agricole SA (France)
5.261% due 01/12/37 ~ † 750,000 737,976
5.862% due 01/09/36 ~ 500,000 515,153
7.125% due 09/23/35 ~ † 800,000 824,603
Extra Space Storage LP
5.400% due 02/01/34  500,000 505,515
a
Principal
Amount Value
Fairfax Financial Holdings Ltd. (Canada)
5.750% due 05/20/35  $ 250,000 $ 256,034
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  2,600,000 2,329,699
5.625% due 09/15/34  500,000 496,347
Goldman Sachs Group, Inc.
5.218% due 04/23/31  600,000 606,085
5.387% due 02/02/41  950,000 925,754
5.536% due 01/28/36  250,000 253,998
High Street Funding Trust III
5.807% due 02/15/55 ~ † 550,000 540,391
Host Hotels & Resorts LP
2.900% due 12/15/31  800,000 716,778
HSBC Holdings PLC (United Kingdom)
5.279% due 03/10/37  450,000 444,934
5.450% due 03/03/36  250,000 251,668
6.750% due 03/24/31  600,000 605,531
6.750% due 11/18/32  300,000 302,121
6.950% due 08/27/31  300,000 305,420
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/33 ~ 450,000 463,010
JPMorgan Chase & Co.
4.810% due 10/22/36  850,000 826,712
5.193% due 02/05/37  950,000 934,680
5.294% due 07/22/35  675,000 682,283
5.502% due 01/24/36  1,000,000 1,022,404
5.572% due 04/22/36  500,000 514,238
5.576% due 07/23/36  700,000 710,929
6.254% due 10/23/34  750,000 803,002
Kilroy Realty LP
5.875% due 10/15/35  950,000 939,359
6.250% due 01/15/36  750,000 761,501
Liberty Mutual Group, Inc.
4.300% due 02/01/61 ~ 1,000,000 636,390
Lloyds Banking Group PLC (United Kingdom)
6.625% due 09/27/35 † 800,000 797,258
LPL Holdings, Inc.
5.750% due 06/15/35  500,000 501,464
MetLife, Inc.
5.850% due 03/15/56 † 600,000 592,208
6.350% due 03/15/55  200,000 205,053
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.188% due 09/12/36  600,000 596,170
Morgan Stanley
2.484% due 09/16/36  2,000,000 1,735,444
5.587% due 01/18/36  500,000 510,768
5.664% due 04/17/36  800,000 821,647
5.831% due 04/19/35  1,500,000 1,556,826
Nordea Bank Abp (Finland)
6.750% due 11/10/33 ~ 800,000 808,599
Northwestern Mutual Life Insurance Co.
6.170% due 05/29/55 ~ 900,000 928,373
Peachtree Corners Funding Trust II
6.012% due 05/15/35 ~ 1,000,000 1,036,799
Phillips Edison Grocery Center Operating
Partnership I LP
4.950% due 01/15/35  750,000 735,477
Piedmont Operating Partnership LP
5.625% due 01/15/33  750,000 746,996
PNC Financial Services Group, Inc.
5.423% due 01/25/41  550,000 540,663
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 400,000 407,059

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Royal Bank of Canada (Canada)
6.500% due 05/24/86 † $ 1,450,000 $ 1,442,883
Sumisho Air Lease Corp.
4.125% due 12/15/26  1,000,000 979,745
Teachers Insurance & Annuity Association of
America
6.050% due 06/15/56 ~ 850,000 858,359
Toronto-Dominion Bank (Canada)
6.350% due 10/31/85  500,000 503,486
UBS Group AG (Switzerland)
6.625% due 01/08/31 ~ 600,000 603,852
7.750% due 04/12/31 ~ 1,500,000 1,585,674
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/01/29 ~ 1,700,000 1,669,077
Wells Fargo & Co.
4.960% due 01/23/37 † 850,000 830,149
5.605% due 04/23/36  1,100,000 1,128,038
Westpac Banking Corp. (Australia)
5.618% due 11/20/35  750,000 756,506
65,827,444
Industrial - 2.8%
Boeing Co.
6.528% due 05/01/34  500,000 544,137
DAE Funding LLC (United Arab Emirates)
4.950% due 01/15/33 ~ 1,100,000 1,063,500
Flowserve Corp.
5.700% due 05/15/36  650,000 653,536
Honeywell Aerospace, Inc.
4.950% due 03/16/36 ~ 1,000,000 985,106
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  2,100,000 1,877,444
SMBC Aviation Capital Finance DAC (Ireland)
5.250% due 11/26/35 ~ 700,000 688,806
Sword Purchaser LLC
8.250% due 04/15/33 ~ 375,000 388,252
TD SYNNEX Corp.
5.300% due 10/10/35  600,000 590,925
Weir Group, Inc. (United Kingdom)
5.350% due 05/06/30 ~ 700,000 706,361
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ † 650,000 666,782
WSP Global, Inc. (Canada)
5.714% due 09/18/36 ~ 950,000 940,254
9,105,103
Technology - 1.8%
Fair Isaac Corp.
6.000% due 05/15/33 ~ 555,000 546,782
Fidelity National Information Services, Inc.
4.800% due 03/10/31  400,000 395,764
Intel Corp.
5.300% due 05/15/36  600,000 597,273
Kyndryl Holdings, Inc.
3.150% due 10/15/31  1,250,000 1,041,711
Marvell Technology, Inc.
5.300% due 04/15/36  1,000,000 995,398
Oracle Corp.
3.900% due 05/15/35  350,000 297,079
5.500% due 09/27/64  500,000 387,043
5.700% due 02/04/36  700,000 678,165
a
Principal
Amount Value
Salesforce, Inc.
5.550% due 03/15/36  $ 800,000 $ 799,723
5,738,938
Utilities - 6.4%
AES Corp.
5.800% due 03/15/32  1,350,000 1,368,494
American Electric Power Co., Inc.
5.800% due 03/15/56  550,000 547,217
Brooklyn Union Gas Co.
5.456% due 03/16/36 ~ 900,000 896,367
6.415% due 07/18/54 ~ 400,000 411,829
CenterPoint Energy, Inc.
5.950% due 04/01/56  1,250,000 1,250,159
Duke Energy Progress NC Storm Funding LLC
2.387% due 07/01/39  2,650,000 2,270,691
Electricite de France SA (France)
5.250% due 04/22/36 ~ 800,000 785,666
Entergy Mississippi LLC
5.050% due 04/15/36  200,000 196,709
KeySpan Gas East Corp.
3.586% due 01/18/52 ~ 500,000 338,543
Nevada Power Co.
5.900% due 05/01/53  1,250,000 1,256,059
NextEra Energy Capital Holdings, Inc.
6.200% due 10/01/56  550,000 549,686
Niagara Mohawk Power Corp.
5.112% due 01/12/36 ~ 850,000 834,757
NRG Energy, Inc.
5.875% due 05/15/34 ~ 100,000 99,522
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54  550,000 530,680
Pacific Gas & Electric Co.
5.200% due 05/01/36  250,000 242,921
5.600% due 08/15/36  700,000 700,492
PacifiCorp
7.125% due 08/15/56  400,000 397,483
7.375% due 09/15/55  750,000 758,152
PG&E Energy Recovery Funding LLC
2.280% due 01/15/38  1,200,000 1,000,169
PG&E Wildfire Recovery Funding LLC
3.594% due 06/01/32  515,444 503,666
Public Service Co. of Colorado
5.050% due 06/15/36  450,000 443,880
RWE Finance U.S. LLC (Germany)
5.125% due 09/18/35 ~ 1,000,000 976,295
San Diego Gas & Electric Co.
5.200% due 03/15/36  500,000 497,819
5.950% due 03/15/56  500,000 507,580
Sempra
5.250% due 03/15/36  500,000 493,619
6.400% due 10/01/54  1,050,000 1,055,966
Southwestern Electric Power Co.
5.200% due 04/01/36  600,000 592,317
Texas Electric Market Stabilization Funding N
LLC
4.265% due 08/01/36 ~ 795,012 781,242
Vistra Operations Co. LLC
4.700% due 01/31/31 ~ 200,000 196,281

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
6.950% due 10/15/33 ~ $ 350,000 $ 381,021
20,865,282
Total Corporate Bonds & Notes
    (Cost $143,917,066) 142,304,992
SENIOR LOAN NOTES - 7.1%
Communications - 0.7%
Discovery Global Holdings, Inc. Term B
6.144% (SOFR + 2.500%)
due 06/03/33 § 735,577 736,694
Proofpoint, Inc. Term B
6.732% (SOFR + 3.000%)
due 08/31/28 § 1,243,639 1,198,730
StubHub Holdco Sub LLC Term B
8.394% (SOFR + 4.750%)
due 03/15/30 § 450,208 453,444
2,388,868
Consumer, Cyclical - 0.6%
BCPE Empire Holdings, Inc. Term B
6.894% (SOFR + 3.250%)
due 12/11/30 § 1,227,104 1,212,788
7.144% (SOFR + 3.500%)
due 12/29/32 § 266,000 263,230
Caesars Entertainment, Inc. Term B1
5.894% (SOFR + 2.250%)
due 02/06/31 § 472,776 454,456
1,930,474
Consumer, Non-Cyclical - 1.0%
Allied Universal Holdco LLC Term B
6.894% (SOFR + 3.250%)
due 08/20/32 § 542,384 543,088
Grant Thornton Advisors LLC Term B
6.394% (SOFR + 2.750%)
due 06/02/31 § 981,356 934,317
Hopper Merger Sub, Inc. Term B
5.995% (SOFR + 2.250%)
due 04/07/33 § 1,000,000 979,125
Mavis Tire Express Services Topco Corp. Term
B
6.669% (SOFR + 3.000%)
due 05/04/28 § 298,489 298,358
Wand NewCo 3, Inc. Term B2
6.144% (SOFR + 2.500%)
due 01/30/31 § 436,519 436,592
3,191,480
Energy - 0.5%
Colossus Acquireco LLC Term B
5.370% (SOFR + 1.750%)
due 01/31/33 § 1,492,500 1,484,291
Financial - 0.5%
Broadstreet Partners Group LLC Term B
6.144% (SOFR + 2.500%)
due 06/13/31 § 297,756 287,944
Focus Financial Partners LLC Term C
6.144% (SOFR + 2.500%)
due 09/15/31 § 547,243 534,503
a
Principal
Amount Value
IMA Financial Group, Inc. Term B
6.644% (SOFR + 3.000%)
due 11/01/28 § $ 492,506 $ 491,583
Trucordia Insurance Holdings LLC
6.894% (SOFR + 3.250%)
due 06/17/32 ± § 348,246 311,680
1,625,710
Industrial - 3.2%
Azuria Water Solutions, Inc.
Delayed Draw
due 04/25/33 ∞ 141,176 141,177
Term B
6.482% (SOFR + 2.750%)
due 04/25/33 § 1,358,824 1,358,824
Chariot Buyer LLC Term B
6.644% (SOFR + 3.000%)
due 09/08/32 § 1,156,774 1,158,798
Chart Industries, Inc. Term B
6.182% (SOFR + 2.500%)
due 03/15/30 § 494,258 494,876
Dycom Industries, Inc. Term B
5.401% (SOFR + 1.750%)
due 01/27/33 § 400,000 401,062
Indicor LLC Term B
6.144% (SOFR + 2.500%)
due 11/22/29 § 960,498 961,173
Proampac PG Borrower LLC Term B
7.652% (SOFR + 4.000%)
due 03/07/33 § 1,404,911 1,384,188
Sword Purchaser LLC Term B
7.644% (SOFR + 4.000%)
due 04/11/33 § 850,000 830,543
TK Elevator U.S. Newco, Inc. Term B (Germany)
6.377% (SOFR + 2.750%)
due 04/30/30 § 2,438,321 2,451,466
TransDigm, Inc. Term J
6.144% (SOFR + 2.500%)
due 02/28/31 § 1,097,003 1,098,471
10,280,578
Technology - 0.6%
Central Parent LLC Term B
6.982% (SOFR + 3.250%)
due 07/06/29 § ∞ 645,075 425,750
Dayforce Bidco LLC Term B
6.663% (SOFR + 3.000%)
due 02/04/33 § 500,000 457,344
RealPage, Inc. Term B
6.994% (SOFR + 3.000%)
due 04/24/28 § 496,094 463,434
UKG, Inc. Term B
5.913% (SOFR + 2.250%)
due 02/10/31 § 747,734 705,768
2,052,296
Total Senior Loan Notes
    (Cost $23,413,208) 22,953,697

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 22.3%
Collateralized Mortgage Obligations - Commercial - 2.3%
CHI Commercial Mortgage Trust
5.665% due 04/15/42 ~ § $ 900,000 $ 909,537
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
4.120% due 12/25/32 § 3,300,000 3,217,431
Hudson Yards Mortgage Trust
5.649% due 01/13/40 ~ § 356,000 361,880
LMRK Issuer Co. 2 LLC
5.520% due 09/15/55 ~ 350,000 347,514
Morgan Stanley Capital I Trust
3.912% due 09/09/32 ~ 400,000 376,465
PNW Trust
5.337% (SOFR + 1.711%)
due 04/15/41 ~ § 1,100,000 1,098,518
ROCK Trust
5.388% due 11/13/41 ~ 530,000 536,032
SLG Office Trust
2.585% due 07/15/41 ~ 100,000 89,154
Velocity Commercial Capital Loan Trust
5.320% due 12/25/55 ~ § 184,246 182,637
6.030% due 02/25/55 ~ § 223,899 225,394
7,344,562
Collateralized Mortgage Obligations - Residential - 6.8%
A&D Mortgage Trust
4.912% due 02/25/71 ~ § 580,556 574,607
Angel Oak Mortgage Trust
5.141% due 08/25/70 ~ § 1,066,534 1,061,104
5.420% due 03/25/70 ~ § 653,271 653,320
5.509% due 06/25/70 ~ § 679,917 680,583
5.512% due 06/25/71 ~ § 1,150,000 1,151,239
5.637% due 02/25/70 ~ § 844,042 846,354
5.691% due 01/25/70 ~ § 877,745 880,669
BRAVO Residential Funding Trust
5.573% due 03/25/65 ~ § 566,069 567,191
5.604% due 12/25/64 ~ § 1,234,815 1,238,780
COLT Mortgage Loan Trust
5.835% due 02/25/69 ~ § 613,273 613,862
GCAT Trust
5.449% due 02/25/71 ~ § 1,070,519 1,069,848
JP Morgan Mortgage Trust
5.591% due 06/25/65 ~ § 331,951 331,851
5.592% due 02/25/64 ~ § 290,538 290,451
OBX Trust
4.846% due 11/25/65 ~ § 1,023,943 1,016,209
5.063% due 04/26/66 ~ § 901,029 895,028
5.162% due 07/25/65 ~ § 332,141 331,014
5.297% due 05/25/66 ~ § 1,650,000 1,645,168
5.400% due 02/25/55 ~ § 946,935 949,056
5.453% due 05/25/65 ~ § 351,922 352,567
5.470% due 04/25/66 ~ § 550,000 550,694
5.547% due 12/25/64 ~ § 376,575 377,340
5.597% due 11/25/64 ~ § 1,082,227 1,085,112
5.648% due 12/01/64 ~ § 676,152 678,800
Pretium Mortgage Credit Partners LLC
4.000% due 07/25/69 ~ § 525,071 509,572
PRKCM Trust
5.546% due 02/25/60 ~ § 739,147 740,520
Seasoned Credit Risk Transfer Trust
3.250% due 11/25/64  2,626,525 2,251,961
a
Principal
Amount Value
Seasoned Loans Structured Transaction Trust
3.000% due 10/25/35  $ 788,526 $ 729,254
22,072,154
Federal Home Loan Mortgage Corp. - 1.8%
3.000% due 07/01/52  1,585,440 1,384,358
4.000% due 09/01/52 - 02/01/55 2,158,027 2,021,932
5.500% due 10/01/53  1,192,079 1,203,125
6.500% due 07/01/53  1,118,905 1,159,359
5,768,774
Federal National Mortgage Association - 8.5%
3.000% due 02/01/50 - 10/01/53 1,094,186 971,977
3.500% due 07/01/43 - 08/01/52 1,014,691 938,748
4.000% due 06/01/52 - 11/01/54 11,544,051 10,814,276
4.000% due 01/01/55  3,923,291 3,671,109
4.500% due 04/01/50 - 11/01/54 1,649,921 1,594,570
5.000% due 11/01/52 - 04/01/56 4,722,846 4,664,836
5.500% due 09/01/44 - 07/01/55 3,359,486 3,394,396
6.000% due 07/01/53 - 09/01/53 1,629,883 1,670,884
27,720,796
Government National Mortgage Association - 2.9%
3.000% due 07/20/52  1,457,248 1,297,429
4.000% due 10/20/52 - 08/20/54 2,650,245 2,497,864
4.500% due 12/20/54  1,562,309 1,503,559
6.000% due 12/20/52 - 10/20/53 4,030,801 4,147,844
9,446,696
Total Mortgage-Backed Securities
    (Cost $72,368,172) 72,352,982
ASSET-BACKED SECURITIES - 9.3%
Automobile Other - 0.1%
Veros Auto Receivables Trust
4.840% due 05/15/29 ~ 350,000 349,226
Automobile Sequential - 0.2%
Research-Driven Pagaya Motor Asset Trust
5.377% due 03/26/35 ~ 250,000 250,216
5.883% due 03/26/35 ~ 375,000 376,012
626,228
Other Asset-Backed Securities - 9.0%
Basswood Park CLO Ltd. (Cayman)
5.175% (SOFR + 1.500%)
due 04/20/34 ~ § 250,000 250,434
Consolidated Communications LLC/Fidium
Fiber Finance Holdco LLC
5.079% due 03/20/56 ~ 950,000 940,241
CQS U.S. CLO Ltd. (Cayman)
due 07/20/39 # ~ § 250,000 250,000
FNA 9 LLC
5.509% due 04/16/46 ~ § 372,237 371,943
GreenSky Home Improvement Issuer Trust
4.590% due 12/27/60 ~ 600,000 595,509
5.020% due 06/25/60 ~ 200,000 200,957
5.220% due 03/25/60 ~ 85,705 86,049
Kinetic ABS Issuer LLC
5.219% due 02/25/56 ~ 400,000 398,275
MetroNet Infrastructure Issuer LLC
5.273% due 04/20/56 ~ 1,125,000 1,127,189
Mosaic Solar Loan Trust
6.120% due 08/22/50 ~ 289,825 287,819

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
MVW LLC
1.740% due 10/20/37 ~ $ 41,749 $ 41,573
4.930% due 10/20/40 ~ 627,878 628,933
Navient Education Loan Trust
4.860% due 09/15/56 ~ 196,970 196,176
5.020% due 07/15/55 ~ 378,837 379,859
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 133,097 129,269
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~ 137,674 125,980
0.940% due 07/15/69 ~ 2,174,835 1,977,186
1.220% due 07/15/69 ~ 260,580 245,869
1.310% due 01/15/69 ~ 171,003 162,365
1.690% due 05/15/69 ~ 970,302 906,451
2.640% due 05/15/68 ~ 92,724 91,509
4.160% due 10/15/70 ~ 2,153,168 2,087,944
Navient Refinance Loan Trust
4.720% due 09/15/55 ~ 237,585 236,065
Navient Student Loan Trust
1.310% due 12/26/69 ~ 710,447 596,588
1.320% due 08/26/69 ~ 557,236 473,309
3.390% due 12/15/59 ~ 524,842 517,623
4.342% (SOFR + 0.714%)
due 12/26/69 ~ § 426,695 422,525
4.792% (SOFR + 1.164%)
due 06/25/69 ~ § 441,943 445,222
Nelnet Student Loan Trust
4.650% due 08/20/54 ~ 350,868 345,276
Neuberger Berman Loan Advisers CLO 31 Ltd.
(Cayman)
4.905% (SOFR + 1.230%)
due 01/20/39 ~ § 1,000,000 1,001,782
OCP Aegis CLO Ltd. (Jersey)
5.225% (SOFR + 1.550%)
due 01/20/36 ~ § 850,000 851,492
OneMain Financial Issuance Trust
4.130% due 05/14/35 ~ 212,206 212,182
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 220,157 220,800
Pagaya AI Debt Grantor Trust
5.628% due 07/15/32 ~ 71,180 71,251
Redaptive EAAS Issuer LLC
5.940% due 03/25/42 ~ 123,147 124,641
SBA Small Business Investment Cos.
5.035% due 03/10/34  3,541,779 3,578,015
Service Experts Issuer LLC
5.380% due 01/20/37 ~ 85,451 84,936
SLM Student Loan Trust
4.480% (SOFR + 0.812%)
due 10/25/64 ~ § 310,956 311,742
SMB Private Education Loan Trust
1.070% due 01/15/53 ~ 861,707 791,177
1.290% due 07/15/53 ~ 254,271 243,357
1.680% due 02/15/51 ~ 390,012 369,748
2.230% due 09/15/37 ~ 727,206 707,898
3.440% due 07/15/36 ~ 172,539 171,158
3.500% due 02/15/36 ~ 57,529 57,347
3.600% due 01/15/37 ~ 78,752 78,379
3.630% due 11/15/35 ~ 76,693 76,354
4.470% (SOFR + 0.844%)
due 01/15/53 ~ § 2,096,011 2,080,233
4.480% due 05/16/50 ~ 704,858 695,646
4.680% due 12/15/53 ~ 625,296 613,495
a
Principal
Amount Value
5.060% due 03/16/54 ~ $ 1,088,359 $ 1,089,278
SoFi Professional Loan Program LLC
2.540% due 05/15/46 ~ 268,010 258,886
Switch ABS Issuer LLC
5.436% due 06/25/54 ~ 400,000 396,080
UPG HI Issuer Trust
5.000% due 09/25/47 ~ 151,531 150,848
VB-S1 Issuer LLC
4.693% due 03/15/56 ~ 650,000 635,923
29,390,786
Total Asset-Backed Securities
    (Cost $30,743,866) 30,366,240
U.S. TREASURY OBLIGATIONS - 16.5%
U.S. Treasury Bonds - 9.1%
1.250% due 05/15/50  3,550,000 1,690,202
1.375% due 08/15/50  4,750,000 2,331,211
2.000% due 02/15/50  1,750,000 1,020,195
2.250% due 02/15/52  7,500,000 4,517,725
2.750% due 11/15/47  3,000,000 2,115,586
2.875% due 05/15/52  7,460,000 5,161,825
3.000% due 08/15/52  8,300,000 5,886,191
3.625% due 02/15/53  3,450,000 2,759,865
4.625% due 11/15/44  1,300,000 1,253,256
4.750% due 02/15/56  500,000 485,820
5.000% due 05/15/56  2,250,000 2,274,082
29,495,958
U.S. Treasury Notes - 7.4%
3.500% due 11/30/30  2,000,000 1,944,062
3.875% due 06/30/30  3,250,000 3,212,676
4.125% due 05/31/31  6,400,000 6,377,500
4.125% due 02/15/36  900,000 878,203
4.250% due 06/30/31  3,150,000 3,154,922
4.250% due 11/15/34  2,475,000 2,451,072
4.250% due 05/15/35  325,000 321,204
4.250% due 08/15/35  1,050,000 1,036,752
4.375% due 05/15/36  4,800,000 4,774,875
24,151,266
Total U.S. Treasury Obligations
    (Cost $62,004,511) 53,647,224
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.1%
    (Cost $332,446,823) 321,625,135
Shares
SECURITIES LENDING COLLATERAL - 4.1%
Mutual Funds - 1.5%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 4,708,229 4,708,229

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
Repurchase Agreements - 2.6%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$5,825,588; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $5,942,102) $ 5,824,997 $ 5,824,997
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$2,702,677; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $2,760,300) 2,698,762 2,698,762
8,523,759
Total Securities Lending Collateral
(Cost $13,231,988) 13,231,988
a
TOTAL INVESTMENTS - 103.2%
(Cost $345,678,811) 334,857,123
OTHER ASSETS & LIABILITIES, NET -  (3.2%) (10,514,788)
NET ASSETS - 100.0% $ 324,342,335
Corporate Bonds & Notes 43 .9%
Mortgage-Backed Securities 22 .3%
U.S. Treasury Obligations 16 .5%
Asset-Backed Securities 9 .3%
Senior Loan Notes 7 .1%
Securities Lending Collateral 4 .1%
103 .2%
Other Assets & Liabilities, Net ( 3 .2% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 142,304,992 $ – $ 142,304,992 $ –
Senior Loan Notes 22,953,697 – 22,642,017 311,680
Mortgage-Backed Securities 72,352,982 – 72,352,982 –
Asset-Backed Securities 30,366,240 – 30,366,240 –
U.S. Treasury Obligations 53,647,224 – 53,647,224 –
Securities Lending Collateral 13,231,988 4,708,229 8,523,759 –
Total $ 334,857,123 $ 4,708,229 $ 329,837,214 $ 311,680

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 0.1%
Basic Materials - 0.0%
spacing
Albemarle Corp. 7.250% 450 $ 24,908
Communications - 0.1%
spacing
Alphabet, Inc. * 6.250% 24,550 1,241,532
Technology - 0.0%
spacing
Oracle Corp. * 6.500% 400 17,980
Utilities - 0.0%
spacing
PG&E Corp. 6.000% 900 37,233
Total Preferred Stocks
    (Cost $1,316,552) 1,321,653
Principal
Amount
CORPORATE BONDS & NOTES - 35.1%
Basic Materials - 2.1%
Alumina Pty. Ltd.
6.125% due 03/15/30 ~ $ 986,000 1,002,827
Anglo American Capital PLC (South Africa)
3.950% due 09/10/50 ~ 230,000 173,607
5.250% due 03/19/36 ~ 528,000 522,701
5.625% due 04/01/30 ~ 1,130,000 1,160,404
Arcosa, Inc.
6.875% due 08/15/32 ~ 14,000 14,615
Ashland, Inc.
3.375% due 09/01/31 ~ 11,000 10,243
Carpenter Technology Corp.
5.625% due 03/01/34 ~ 10,000 10,005
Celulosa Arauco y Constitucion SA (Chile)
6.180% due 05/05/32 ~ † 535,000 536,640
Chemours Co.
5.750% due 11/15/28 ~ 8,000 8,022
Commercial Metals Co.
5.750% due 11/15/33 ~ 117,000 116,373
6.000% due 12/15/35 ~ 161,000 160,669
Eastman Chemical Co.
5.000% due 08/01/29  729,000 733,384
Fortescue Treasury Pty. Ltd. (Australia)
4.375% due 04/01/31 ~ † 744,000 708,534
Freeport Indonesia PT (Indonesia)
5.315% due 04/14/32 ~ 830,000 825,270
Fresnillo PLC (Mexico)
4.250% due 10/02/50 ~ † 1,242,000 965,743
Gerdau Trade, Inc. (Brazil)
5.750% due 06/09/35  700,000 718,291
Glencore Funding LLC (Australia)
5.673% due 04/01/35 ~ 680,000 697,318
6.375% due 10/06/30 ~ 1,652,000 1,741,854
6.500% due 10/06/33 ~ 9,207,000 9,920,791
Methanex U.S. Operations, Inc.
6.250% due 03/15/32 ~ † 1,311,000 1,328,276
Mineral Resources Ltd. (Australia)
9.250% due 10/01/28 ~ 5,000 5,165
OCP SA (Morocco)
3.750% due 06/23/31 ~ 610,000 563,685
6.750% due 05/02/34 ~ 936,000 983,877
Orbia Advance Corp. SAB de CV (Mexico)
5.875% due 09/17/44 ~ 695,000 550,801
a
Principal
Amount Value
6.800% due 05/13/30 ~ $ 855,000 $ 851,754
Sociedad Quimica y Minera de Chile SA (Chile)
3.500% due 09/10/51 ~ 1,155,000 804,140
6.500% due 11/07/33 ~ 1,175,000 1,254,332
Steel Dynamics, Inc.
5.375% due 08/15/34 † 1,790,000 1,814,117
28,183,438
Communications - 4.9%
Alphabet, Inc.
4.800% due 02/15/36 † 1,822,000 1,791,793
Amazon.com, Inc.
4.875% due 03/13/36 † 1,614,000 1,589,433
AppLovin Corp.
5.500% due 12/01/34 † 5,180,000 5,228,620
AT&T, Inc.
3.650% due 09/15/59 † 2,575,000 1,646,995
5.375% due 08/15/35  1,685,000 1,693,377
Beacon Point DC LLC
6.129% due 11/30/42 ~ 1,887,000 1,903,966
Beignet Investor LLC
6.581% due 05/30/49 ~ 6,438,000 6,570,935
Black Pearl Compute LLC
6.125% due 02/15/31 ~ 392,000 397,513
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 01/15/34 ~ † 398,000 337,309
4.500% due 08/15/30 ~ † 1,464,000 1,361,824
4.750% due 03/01/30 ~ 165,000 156,531
5.000% due 02/01/28 ~ 19,000 18,772
Corning, Inc.
5.450% due 11/15/79  1,081,000 1,003,101
CSC Holdings LLC
3.375% due 02/15/31 ~ † 330,000 195,977
4.625% due 12/01/30 ~ 3,625,000 870,000
5.375% due 02/01/28 ~ † 1,111,000 697,375
11.250% due 05/15/28 ~ 204,000 132,079
Directv Financing LLC
8.875% due 02/01/30 ~ 469,000 477,601
Directv Financing LLC/Directv Financing Co-
Obligor, Inc.
10.000% due 02/15/31 ~ 49,000 50,879
Discovery Communications LLC
3.625% due 05/15/30  16,000 14,892
Discovery Global Holdings, Inc.
4.279% due 03/15/32 † 764,000 686,049
DISH DBS Corp.
5.250% due 12/01/26 * ~ ∂ 690,000 683,059
5.750% due 12/01/28 * ~ ∂ 1,070,000 1,037,413
EchoStar Corp.
10.750% due 11/30/29  5,092,925 5,506,468
Empresa Nacional de Telecomunicaciones SA
(Chile)
3.050% due 09/14/32 ~ 535,000 473,675
Expedia Group, Inc.
5.400% due 02/15/35 † 1,239,000 1,226,935
HUT 8 DC LLC
6.192% due 11/15/42 ~ 1,567,000 1,587,846
MercadoLibre, Inc. (Brazil)
4.900% due 01/15/33  1,158,000 1,129,745
Meta Platforms, Inc.
4.875% due 11/15/35  273,000 265,775
5.250% due 05/15/36  728,000 723,137
5.625% due 11/15/55  1,572,000 1,425,445
5.750% due 11/15/65 † 982,000 882,799

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
6.300% due 05/15/56  $ 1,374,000 $ 1,368,619
Millicom International Cellular SA (Guatemala)
4.500% due 04/27/31 ~ 420,000 392,270
Paramount Global
4.950% due 01/15/31  311,000 289,180
7.875% due 07/30/30  276,000 289,946
Prosus NV (China)
3.061% due 07/13/31 ~ 1,732,000 1,574,812
3.832% due 02/08/51 ~ 650,000 434,455
Space Exploration Technologies Corp.
5.350% due 07/15/31 ~ 1,356,000 1,352,816
5.875% due 07/15/36 ~ 6,223,000 6,144,178
6.650% due 07/15/56 ~ † 4,007,000 3,868,423
Sprint Capital Corp.
8.750% due 03/15/32  2,275,000 2,680,710
T-Mobile USA, Inc.
4.700% due 01/15/35  10,000 9,655
Time Warner Cable LLC
4.500% due 09/15/42  1,674,000 1,262,552
6.750% due 06/15/39  3,185,000 3,119,203
Uber Technologies, Inc.
4.800% due 09/15/35 † 905,000 880,527
Wayfair LLC
7.125% due 05/31/34 ~ 189,000 194,458
65,629,122
Consumer, Cyclical - 3.0%
American Airlines, Inc./AAdvantage Loyalty IP
Ltd.
5.750% due 04/20/29 ~ 819,058 821,132
Carnival Corp. Ltd.
5.750% due 08/01/32 ~ 1,215,000 1,228,386
Choice Hotels International, Inc.
5.850% due 08/01/34 † 525,000 533,623
Core & Main LP
due 07/01/34 # ~ 259,000 260,485
Cyprium Corp./Cyprium Holdings Luxembourg
SARL
6.375% due 04/15/34 ~ 775,000 775,388
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/28 ~ 1,233,625 1,232,766
Dick's Sporting Goods, Inc.
4.100% due 01/15/52 † 1,210,000 883,166
Dr. Horton, Inc.
5.000% due 10/15/34  1,605,000 1,589,014
5.500% due 10/15/35  695,000 710,085
El Puerto de Liverpool SAB de CV (Mexico)
6.255% due 01/22/32 ~ 447,000 462,022
6.658% due 01/22/37 ~ 880,000 918,016
Falabella SA (Chile)
3.375% due 01/15/32 ~ 830,000 747,600
Ford Motor Credit Co. LLC
2.900% due 02/16/28  650,000 628,005
4.125% due 08/17/27  1,085,000 1,075,693
6.800% due 05/12/28  380,000 391,001
7.122% due 11/07/33  390,000 415,040
General Motors Financial Co., Inc.
2.350% due 01/08/31  635,000 568,406
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
11.500% due 08/15/29 ~ † 600,000 621,532
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ 8,000 7,326
5.500% due 03/31/34 ~ 233,000 231,114
a
Principal
Amount Value
6.125% due 04/01/32 ~ $ 7,000 $ 7,097
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
6.625% due 01/15/32 ~ 9,000 9,139
Hyundai Capital America
4.800% due 01/10/33 ~ 1,041,000 1,019,833
5.400% due 06/24/31 ~ 331,000 335,885
6.100% due 09/21/28 ~ 2,843,000 2,920,147
Kingpin Intermediate Holdings LLC
7.250% due 10/15/32 ~ 8,000 6,765
Latam Airlines Group SA (Chile)
7.875% due 04/15/30 ~ † 574,000 597,964
Lear Corp.
3.550% due 01/15/52  1,407,000 962,291
Lithia Motors, Inc.
4.375% due 01/15/31 ~ † 703,000 666,933
Marriott International, Inc.
5.100% due 05/01/38  1,050,000 1,013,051
5.500% due 04/15/37  553,000 558,553
Marriott Ownership Resorts, Inc.
4.750% due 01/15/28  10,000 9,893
Meritage Homes Corp.
5.650% due 03/15/35 † 2,166,000 2,190,926
MGM Resorts International
6.500% due 04/15/32 † 1,030,000 1,030,772
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 3,000 2,808
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 650,000 625,003
3.875% due 01/15/28 ~ 165,000 161,983
4.000% due 10/15/30 ~ 564,000 532,768
5.625% due 09/15/29 ~ 12,000 12,078
Nissan Motor Acceptance Co. LLC
7.050% due 09/15/28 ~ 526,000 539,312
Phinia, Inc.
6.750% due 04/15/29 ~ 455,000 466,539
QXO Building Products, Inc.
6.500% due 07/15/31 ~ 618,000 630,191
Royal Caribbean Cruises Ltd.
4.750% due 05/15/33  2,161,000 2,104,214
5.250% due 02/27/38  1,617,000 1,566,849
5.375% due 01/15/36 † 577,000 573,042
Sekisui House U.S., Inc.
6.000% due 01/15/43  55,000 50,485
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/29 ~ 437,000 435,519
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 ~ 9,000 9,017
5.750% due 11/15/32 ~ 572,000 589,387
United Airlines Holdings, Inc.
5.375% due 03/01/31 † 482,000 479,141
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  1,038,116 1,080,699
United Airlines, Inc.
4.625% due 04/15/29 ~ 616,000 607,854
Viking Cruises Ltd.
5.875% due 10/15/33 ~ 9,000 9,018
Volkswagen Group of America Finance LLC
(Germany)
6.450% due 11/16/30 ~ 2,803,000 2,951,555
Yum! Brands, Inc.
3.625% due 03/15/31  8,000 7,450
4.625% due 01/31/32  7,000 6,701

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ † $ 645,000 $ 640,137
6.875% due 04/23/32 ~ † 1,210,000 1,191,160
40,701,959
Consumer, Non-Cyclical - 2.4%
Amgen, Inc.
5.750% due 03/02/63  968,000 939,370
Ashtead Capital, Inc. (United Kingdom)
5.950% due 10/15/33 ~ 967,000 997,999
Avantor Funding, Inc.
3.875% due 11/01/29 ~ 10,000 9,553
Bausch Health Cos., Inc. (Canada)
4.875% due 06/01/28 ~ 285,000 263,752
Block, Inc.
6.500% due 05/15/32  9,000 9,193
BRF SA (Brazil)
5.750% due 09/21/50 ~ 1,197,000 931,345
Cencosud SA (Chile)
5.750% due 04/15/36 ~ † 459,000 459,344
Centene Corp.
3.375% due 02/15/30  733,000 683,555
CVS Pass-Through Trust
6.036% due 12/10/28  757,553 760,087
HCA, Inc.
4.625% due 03/15/52 † 998,000 813,216
5.125% due 06/15/39  660,000 629,459
5.450% due 09/15/34  360,000 364,013
5.600% due 04/01/34  2,400,000 2,451,421
5.750% due 03/01/35 † 1,231,000 1,269,518
Herc Holdings, Inc.
7.000% due 06/15/30 ~ 522,000 540,924
Horseshoe Funding Trust I
6.062% due 02/15/36 ~ 480,000 487,799
JBS NV/JBS USA Foods Group Holdings, Inc./
JBS USA Food Co. Holdings
5.500% due 01/15/36  595,000 594,507
5.625% due 03/10/37 ~ 2,089,000 2,081,594
5.950% due 04/20/35  980,000 1,011,516
7.250% due 11/15/53 † 1,897,000 2,079,497
Kimberly-Clark de Mexico SAB de CV (Mexico)
2.431% due 07/01/31 ~ 355,000 320,671
Kroger Co.
5.500% due 09/15/54 † 662,000 621,368
Lamb Weston Holdings, Inc.
4.125% due 01/31/30 ~ 5,000 4,797
4.375% due 01/31/32 ~ 5,000 4,705
Minerva Luxembourg SA (Brazil)
4.375% due 03/18/31 ~ 965,000 849,042
Molina Healthcare, Inc.
3.875% due 11/15/30 ~ 437,000 407,808
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 5,000 4,856
Pilgrim's Pride Corp.
3.500% due 03/01/32  793,000 723,404
6.875% due 05/15/34  525,000 567,910
Post Holdings, Inc.
4.625% due 04/15/30 ~ 7,000 6,767
Radiology Partners, Inc.
8.500% due 07/15/32 ~ 7,000 7,314
Smithfield Foods, Inc.
3.000% due 10/15/30 ~ 145,000 133,231
a
Principal
Amount Value
Teva Pharmaceutical Finance Netherlands III
BV (Israel)
3.150% due 10/01/26 † $ 598,000 $ 595,357
4.100% due 10/01/46  7,965,000 6,152,557
6.000% due 12/01/32  250,000 259,554
TriNet Group, Inc.
3.500% due 03/01/29 ~ 5,000 4,722
7.125% due 08/15/31 ~ 5,000 5,032
United Rentals North America, Inc.
3.750% due 01/15/32  8,000 7,422
3.875% due 02/15/31  8,000 7,564
5.375% due 11/15/33 ~ 1,644,000 1,620,486
6.125% due 03/15/34 ~ † 2,275,000 2,335,135
Viatris, Inc.
4.000% due 06/22/50  250,000 171,750
32,189,114
Energy - 4.1%
Aker BP ASA (Norway)
5.250% due 10/30/35 ~ 1,683,000 1,645,045
Australian Metcoal Financing Pty. Ltd.
(Australia)
6.250% due 10/22/31 ~ 201,000 204,643
6.750% due 04/22/34 ~ 200,000 206,379
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor, Inc.
4.650% due 06/15/33  359,000 351,198
Canadian Natural Resources Ltd. (Canada)
5.400% due 12/15/34 † 2,709,000 2,738,856
Cheniere Energy Partners LP
5.950% due 06/30/33  2,609,000 2,725,106
Chord Energy Corp.
6.000% due 10/01/30 ~ 7,000 7,033
6.750% due 03/15/33 ~ 7,000 7,108
Continental Resources, Inc.
2.875% due 04/01/32 ~ † 2,245,000 1,976,052
5.750% due 01/15/31 ~ 5,855,000 5,963,450
Crescent Energy Finance LLC
7.375% due 01/15/33 ~ 5,000 4,973
7.625% due 04/01/32 ~ 1,385,000 1,397,033
DCP Midstream Operating LP
6.450% due 11/03/36 ~ 1,515,000 1,613,810
Devon Energy Corp.
4.500% due 01/15/30 † 815,000 808,606
Ecopetrol SA (Colombia)
7.750% due 02/01/32  934,000 978,584
8.375% due 01/19/36 † 780,000 845,331
Energean Israel Finance Ltd. (Israel)
5.375% due 03/30/28 ~ 1,265,000 1,251,953
5.875% due 03/30/31 ~ 480,000 461,017
Energy Transfer LP
5.300% due 04/15/47 † 1,694,000 1,521,589
5.550% due 05/15/34  885,000 899,352
5.600% due 09/01/34  1,300,000 1,327,374
6.550% due 12/01/33  2,100,000 2,273,064
8.000% due 05/15/54  9,000 9,559
EQT Corp.
3.900% due 10/01/27  171,000 169,525
5.000% due 01/15/29  375,000 376,050
Esentia Energy Development SAB de CV
(Mexico)
6.125% due 07/30/33 ~ 585,000 584,005
6.500% due 07/30/38 ~ 200,000 196,660

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Gray Oak Pipeline LLC
3.450% due 10/15/27 ~ † $ 510,000 $ 500,952
Green Palm Bidco SARL (Saudi Arabia)
5.957% due 06/30/41 ~ 621,000 627,931
Harbour Energy PLC (United Kingdom)
6.327% due 04/01/35 ~ 920,000 938,244
Helmerich & Payne, Inc.
5.500% due 12/01/34 † 1,136,000 1,114,842
Matador Resources Co.
6.500% due 04/15/32 ~ 67,000 67,401
NGPL PipeCo LLC
5.600% due 08/15/36 ~ 801,000 796,885
Oceaneering International, Inc.
6.000% due 02/01/28  4,000 4,067
Plains All American Pipeline LP/PAA Finance
Corp.
4.700% due 01/15/31  204,000 202,322
5.600% due 01/15/36  405,000 406,367
Saudi Arabian Oil Co. (Saudi Arabia)
3.500% due 11/24/70 ~ 981,000 600,122
5.000% due 02/02/36 ~ 1,115,000 1,091,497
6.000% due 02/02/56 ~ 555,000 539,141
Sempra Infrastructure Partners LP
3.250% due 01/15/32 ~ 1,062,000 942,128
SM Energy Co.
6.750% due 08/01/29 ~ 1,005,000 1,023,903
7.000% due 08/01/32 ~ 524,000 529,178
8.625% due 11/01/30 ~ 97,000 101,916
8.750% due 07/01/31 ~ 7,000 7,314
Sunoco LP
5.375% due 07/15/31 ~ 57,000 56,254
5.625% due 03/15/31 ~ 309,000 306,871
Targa Resources Corp.
4.350% due 04/15/31  419,000 409,470
5.500% due 02/15/35  337,000 340,314
6.050% due 05/15/56  396,000 391,962
Thaioil Treasury Center Co. Ltd. (Thailand)
3.750% due 06/18/50 ~ 1,215,000 890,603
Transcontinental Gas Pipe Line Co. LLC
5.100% due 03/15/36  484,000 479,335
Venture Global LNG, Inc.
6.625% due 06/15/36 ~ † 449,000 442,828
9.000% due 09/30/29 ~ 10,000 9,768
Venture Global Plaquemines LNG LLC
6.125% due 12/15/30 ~ 877,000 897,731
6.500% due 01/15/34 ~ 930,000 969,471
6.500% due 06/15/34 ~ 447,000 465,897
7.500% due 05/01/33 ~ 356,000 390,871
7.750% due 05/01/35 ~ 1,179,000 1,322,775
Viper Energy Partners LLC
5.700% due 08/01/35  2,616,000 2,658,981
Weatherford International Ltd.
6.750% due 10/15/33 ~ 7,000 7,146
Western Midstream Operating LP
5.250% due 02/01/50 † 600,000 520,871
5.300% due 03/01/48  130,000 113,265
5.500% due 12/15/35  463,000 458,309
5.500% due 08/15/48  960,000 856,345
5.700% due 07/01/36 † 2,046,000 2,050,455
6.150% due 04/01/33  485,000 506,065
Whistler Pipeline LLC
5.950% due 09/30/34 ~ 665,000 682,305
55,265,457
a
Principal
Amount Value
Financial - 11.8%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  $ 540,000 $ 519,891
3.400% due 10/29/33  5,722,000 5,087,942
5.100% due 01/19/29  659,000 665,283
AIB Group PLC (Ireland)
5.871% due 03/28/35 ~ 525,000 543,977
Aircastle Ltd.
2.850% due 01/26/28 ~ 1,968,000 1,909,242
6.500% due 07/18/28 ~ † 1,943,000 2,000,764
Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/30 ~ 265,000 266,958
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
7.000% due 01/15/31 ~ 16,000 16,268
American Express Co.
5.412% due 02/08/41  457,000 456,490
American Homes 4 Rent LP
3.375% due 07/15/51  261,000 176,429
AmWINS Group, Inc.
6.375% due 02/15/29 ~ 7,000 7,039
Antares Holdings LP (Canada)
3.750% due 07/15/27 ~ 2,457,000 2,413,179
3.950% due 07/15/26 ~ 1,065,000 1,064,534
6.350% due 10/23/29 ~ 1,530,000 1,525,153
6.625% due 06/10/31 ~ † 943,000 943,485
APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2
LLC
7.875% due 11/01/29 ~ 9,000 9,121
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ † 1,718,000 1,738,551
ARES Capital Corp.
2.150% due 07/15/26  2,835,000 2,832,146
5.800% due 03/08/32 † 1,355,000 1,343,292
Arthur J Gallagher & Co.
5.150% due 02/15/35  1,007,000 1,000,204
Athene Holding Ltd.
5.875% due 01/15/34 † 2,065,000 2,089,200
Atlas Warehouse Lending Co. LP
5.250% due 01/15/33 ~ 250,000 246,323
Aviation Capital Group LLC
4.250% due 04/30/29 ~ 125,000 122,987
4.800% due 10/24/30 ~ 405,000 401,215
4.875% due 01/28/33 ~ 165,000 160,613
Avolon Holdings Funding Ltd. (Ireland)
2.750% due 02/21/28 ~ 1,587,000 1,538,382
4.700% due 01/30/31 ~ 1,045,000 1,026,839
4.850% due 04/01/33 ~ 841,000 814,330
5.375% due 05/30/30 ~ 931,000 940,640
Azorra Finance Ltd.
7.250% due 01/15/31 ~ 5,000 5,142
7.750% due 04/15/30 ~ 5,000 5,190
Baldwin Insurance Group Holdings LLC/Baldwin
Insurance Group Holdings Finance
7.125% due 05/15/31 ~ 12,000 12,061
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand
(Mexico)
5.621% due 12/10/29 ~ 560,000 569,623
Bank of America Corp.
3.419% due 12/20/28  1,715,000 1,686,572

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.288% due 04/25/34  $ 1,493,000 $ 1,513,323
5.518% due 10/25/35  1,569,000 1,576,843
6.204% due 11/10/28  740,000 755,663
Barclays PLC (United Kingdom)
6.224% due 05/09/34  1,243,000 1,308,278
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico (Mexico)
5.250% due 09/10/29 ~ 665,000 669,489
5.400% due 06/03/31 ~ 1,275,000 1,292,531
BGC Group, Inc.
6.150% due 04/02/30 † 1,445,000 1,475,120
Blue Owl Capital Corp.
2.625% due 01/15/27  1,584,000 1,563,665
5.950% due 03/15/29 † 749,000 749,206
Blue Owl Finance LLC
6.250% due 04/18/34  2,727,000 2,670,869
Blue Owl Technology Finance Corp.
6.100% due 03/15/28 † 1,088,000 1,085,085
BNP Paribas SA (France)
4.625% due 03/13/27 ~ 555,000 555,512
4.916% due 01/15/34 ~ 815,000 799,755
Brighthouse Financial, Inc.
5.625% due 05/15/30 † 1,124,000 1,134,727
Brookfield Asset Management Ltd. (Canada)
5.795% due 04/24/35  630,000 644,097
Brown & Brown, Inc.
5.550% due 06/23/35  355,000 354,417
CaixaBank SA (Spain)
5.581% due 07/03/36 ~ 885,000 894,027
Capital One Financial Corp.
5.197% due 09/11/36  1,305,000 1,270,815
6.377% due 06/08/34  2,002,000 2,119,192
Citadel LP
6.000% due 01/23/30 ~ † 810,000 833,896
6.375% due 01/23/32 ~ 615,000 640,724
CRC Insurance Group LLC
7.125% due 06/01/31 ~ 9,000 8,977
Credit Agricole SA (France)
6.251% due 01/10/35 ~ 875,000 910,730
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 790,000 785,848
Deutsche Bank AG (Germany)
3.729% due 01/14/32  200,000 187,227
7.079% due 02/10/34  1,070,000 1,155,435
EPR Properties
3.600% due 11/15/31  436,000 399,867
European Bank for Reconstruction &
Development (Multi-National)
15.000% due 06/22/27  KZT 180,000,000 375,287
15.000% due 06/11/28  90,000,000 187,314
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ † $ 396,000 404,963
Freedom Mortgage Holdings LLC
8.375% due 04/01/32 ~ 2,000 2,036
9.125% due 05/15/31 ~ 2,000 2,070
9.250% due 02/01/29 ~ 9,000 9,333
GGAM Finance Ltd. (Ireland)
5.875% due 03/15/30 ~ 9,000 9,032
Goldman Sachs Group, Inc.
3.691% due 06/05/28  535,000 530,518
5.065% due 01/21/37  2,487,000 2,429,092
5.387% due 02/02/41  5,832,000 5,683,155
6.750% due 10/01/37  928,000 1,012,424
a
Principal
Amount Value
Golub Capital Private Credit Fund
5.450% due 08/15/28 † $ 344,000 $ 340,324
Hercules Capital, Inc.
6.000% due 06/16/30 † 1,004,000 1,003,483
Host Hotels & Resorts LP
5.500% due 04/15/35  1,981,000 1,988,877
HPS Corporate Lending Fund
5.650% due 04/02/31 ~ 1,407,000 1,367,063
HSBC Holdings PLC (United Kingdom)
3.973% due 05/22/30  580,000 565,954
Huntington Bancshares, Inc.
5.605% due 01/28/41  696,000 682,611
International Bank for Reconstruction &
Development (Multi-National)
14.500% due 01/14/28  KZT 180,000,000 378,588
14.750% due 07/14/27  160,000,000 332,364
International Finance Corp. (Multi-National)
14.750% due 11/19/27  470,000,000 965,897
15.000% due 03/02/27  40,000,000 82,028
Intesa Sanpaolo SpA (Italy)
4.198% due 06/01/32 ~ $ 265,000 250,242
6.005% due 06/29/37 ~ † 895,000 901,310
Invitation Homes Operating Partnership LP
4.875% due 02/01/35  705,000 682,613
Iron Mountain, Inc.
4.500% due 02/15/31 ~ † 841,000 804,805
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/33 ~ 7,000 7,203
7.125% due 04/30/31 ~ 7,000 7,241
Jefferies Financial Group, Inc.
5.125% due 04/28/31  642,000 633,923
5.500% due 02/15/36  562,000 542,604
6.250% due 01/15/36  2,325,000 2,375,065
JPMorgan Chase & Co.
2.739% due 10/15/30  1,560,000 1,465,424
2.956% due 05/13/31  1,450,000 1,354,149
4.347% due 01/22/32  825,000 808,373
4.898% due 01/22/37  1,801,000 1,754,445
5.572% due 04/22/36  911,000 936,942
6.500% due 04/01/30 † 3,309,000 3,389,941
JPMorgan Chase Bank NA
11.000% due 11/26/27 ~ UZS 4,580,000,000 383,115
Liberty Mutual Group, Inc.
3.950% due 05/15/60 ~ † $ 573,000 402,689
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
6.400% due 03/26/29 ~ 375,000 386,097
Main Street Capital Corp.
6.950% due 03/01/29 † 391,000 402,197
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.309% due 07/20/32  1,090,000 961,202
Morgan Stanley
2.484% due 09/16/36  6,450,000 5,596,808
2.699% due 01/22/31  586,000 544,261
4.493% due 01/16/32  677,000 663,991
4.892% due 10/22/36  40,000 38,752
5.164% due 04/20/29  1,718,000 1,731,768
5.314% due 01/18/41  1,059,000 1,032,461
5.466% due 01/18/35  697,000 707,871
5.831% due 04/19/35  1,660,000 1,722,888
5.942% due 02/07/39  1,757,000 1,812,538
6.342% due 10/18/33  514,000 548,130
6.627% due 11/01/34  1,979,000 2,148,364

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
MSD Investment Corp.
6.125% due 02/05/31 ~ † $ 473,000 $ 462,645
6.250% due 05/31/30  669,000 662,363
6.375% due 06/12/29 ~ 204,000 204,557
Navient Corp.
5.000% due 03/15/27  1,050,000 1,042,374
Norinchukin Bank (Japan)
4.683% due 03/10/31 ~ † 923,000 910,841
5.094% due 10/16/29 ~ 515,000 518,629
5.359% due 09/09/35 ~ † 525,000 521,721
OneMain Finance Corp.
6.625% due 05/15/29  1,430,000 1,459,900
Osaic Holdings, Inc.
6.750% due 08/01/32 ~ 5,000 5,011
PNC Financial Services Group, Inc.
5.068% due 01/24/34  598,000 598,824
5.423% due 01/25/41 † 832,000 817,876
RLGH Finance Bermuda Ltd. (Japan)
6.750% due 07/02/35 ~ 885,000 920,799
Rocket Cos., Inc.
6.500% due 06/15/34 ~ † 506,000 519,626
Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer, Inc.
3.875% due 03/01/31 ~ 739,000 691,855
4.000% due 10/15/33 ~ † 4,165,000 3,750,962
Ryan Specialty LLC
5.875% due 08/01/32 ~ 19,000 18,705
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,243,000 1,229,465
Santander U.K. Group Holdings PLC (United
Kingdom)
5.694% due 04/15/31  1,404,000 1,440,621
Sixth Street Lending Partners
6.125% due 07/15/30 † 465,000 467,770
Sixth Street Specialty Lending, Inc.
5.625% due 08/15/30  277,000 274,565
Societe Generale SA (France)
due 08/08/34 # ~ 1,166,000 1,159,321
5.439% due 10/03/36 ~ 3,350,000 3,303,426
7.132% due 01/19/55 ~ † 1,148,000 1,203,068
Standard Chartered PLC (United Kingdom)
6.296% due 07/06/34 ~ † 1,466,000 1,554,514
Starwood Property Trust, Inc.
5.250% due 10/15/28 ~ 605,000 602,595
5.750% due 01/15/31 ~ 986,000 981,045
6.500% due 07/01/30 ~ 583,000 596,473
Stewart Information Services Corp.
3.600% due 11/15/31  2,050,000 1,823,322
Sumisho Air Lease Corp.
4.850% due 03/24/31 ~ 761,000 753,258
5.500% due 03/24/36 ~ † 417,000 415,588
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.040% due 07/16/29 † 1,403,000 1,335,093
Synchrony Financial
4.947% due 02/25/32  613,000 597,805
5.450% due 03/06/31 † 1,095,000 1,095,339
6.000% due 07/29/36  1,476,000 1,483,687
7.250% due 02/02/33  7,000 7,300
UBS Group AG (Switzerland)
2.746% due 02/11/33 ~ 425,000 377,334
4.751% due 05/12/28 ~ 370,000 370,801
5.699% due 02/08/35 ~ 1,270,000 1,304,342
a
Principal
Amount Value
UniCredit SpA (Italy)
5.459% due 06/30/35 ~ $ 855,000 $ 859,866
Wells Fargo & Co.
4.892% due 09/15/36 † 1,150,000 1,122,363
4.960% due 01/23/37 † 614,000 599,661
5.605% due 04/23/36  4,330,000 4,440,366
Willis North America, Inc.
5.150% due 03/15/36  345,000 338,410
157,688,294
Industrial - 2.6%
Axon Enterprise, Inc.
6.125% due 03/15/30 ~ 7,000 7,157
6.250% due 03/15/33 ~ 7,000 7,179
Boeing Co.
5.705% due 05/01/40 † 1,238,000 1,259,505
5.805% due 05/01/50  7,612,000 7,525,193
5.930% due 05/01/60  155,000 152,579
6.298% due 05/01/29  438,000 456,059
6.858% due 05/01/54  2,054,000 2,310,155
7.008% due 05/01/64  1,170,000 1,331,763
Cemex SAB de CV (Mexico)
3.875% due 07/11/31 ~ 1,828,000 1,724,066
5.750% due 06/05/36  843,000 841,314
Clean Harbors, Inc.
5.750% due 10/15/33 ~ 3,000 3,022
6.375% due 02/01/31 ~ 3,000 3,045
Eagle Materials, Inc.
5.000% due 03/15/36  1,784,000 1,726,260
Embraer Netherlands Finance BV (Brazil)
5.980% due 02/11/35  680,000 709,916
Empresa de los Ferrocarriles del Estado (Chile)
3.068% due 08/18/50 ~ 620,000 393,840
Esab Corp.
5.625% due 04/01/31 ~ 208,000 208,746
6.250% due 04/15/29 ~ 7,000 7,111
Flex Ltd.
5.250% due 01/15/32  270,000 270,408
GATX Corp.
6.050% due 03/15/34  382,000 401,322
6.050% due 06/05/54 † 328,000 331,513
GFL Environmental Holdings U.S., Inc.
5.500% due 02/01/34 ~ 311,000 304,574
GFL Environmental, Inc.
4.375% due 08/15/29 ~ 322,000 313,259
6.750% due 01/15/31 ~ † 297,000 305,918
Honeywell Aerospace, Inc.
4.950% due 03/16/36 ~ 464,000 457,089
5.852% due 03/16/66 ~ † 1,607,000 1,620,437
Ingram Micro, Inc.
4.750% due 05/15/29 ~ 20,000 19,655
Jabil, Inc.
3.000% due 01/15/31  435,000 400,038
5.450% due 02/01/29  265,000 269,267
JH North America Holdings, Inc.
5.875% due 01/31/31 ~ 540,000 542,946
6.125% due 07/31/32 ~ 770,000 776,927
Klabin Austria GmbH (Brazil)
7.000% due 04/03/49 ~ 944,000 966,382
Mohawk Industries, Inc.
5.850% due 09/18/28  430,000 440,541
Quikrete Holdings, Inc.
6.375% due 03/01/32 ~ 14,000 14,303

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ † $ 649,000 $ 607,241
4.375% due 02/15/30 ~ 5,000 4,866
Sitios Latinoamerica SAB de CV (Brazil)
5.375% due 04/04/32 ~ 1,301,000 1,295,590
6.000% due 11/25/29 ~ 455,000 464,810
TD SYNNEX Corp.
5.300% due 10/10/35  1,785,000 1,758,003
6.100% due 04/12/34  2,304,000 2,398,645
Textron, Inc.
4.950% due 03/15/36  970,000 945,213
TopBuild Corp.
5.625% due 01/31/34 ~ 10,000 10,135
TransDigm, Inc.
6.000% due 01/15/33 ~ 7,000 7,073
6.875% due 12/15/30 ~ 7,000 7,199
Trimble, Inc.
6.100% due 03/15/33  1,580,000 1,650,357
35,250,621
Technology - 3.0%
Atlassian Corp.
5.500% due 05/15/34 † 2,704,000 2,665,174
Broadcom, Inc.
3.137% due 11/15/35 ~ 693,000 588,952
4.600% due 01/15/33  1,347,000 1,321,711
5.700% due 01/15/56 † 462,000 458,730
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31 † 1,230,000 1,129,745
5.550% due 08/22/34  1,740,000 1,718,785
Dell International LLC/EMC Corp.
5.100% due 02/15/36  1,610,000 1,587,538
Entegris, Inc.
3.625% due 05/01/29 ~ 5,000 4,791
4.750% due 04/15/29 ~ 1,702,000 1,682,927
5.950% due 06/15/30 ~ 5,000 5,056
Fair Isaac Corp.
6.000% due 05/15/33 ~ 818,000 805,888
Hewlett Packard Enterprise Co.
6.200% due 10/15/35  1,294,000 1,390,155
Intel Corp.
5.300% due 05/15/36  477,000 474,832
Intuit, Inc.
5.500% due 06/15/36  2,429,000 2,420,889
Leidos, Inc.
5.000% due 03/15/36  2,711,000 2,612,203
5.500% due 03/15/35  1,530,000 1,546,056
5.750% due 03/15/33  489,000 503,648
NetApp, Inc.
5.500% due 03/17/32 † 930,000 950,931
5.700% due 03/17/35  850,000 869,961
NVIDIA Corp.
4.950% due 06/15/36  2,063,000 2,045,707
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/33 ~ 685,000 716,956
Open Text Corp. (Canada)
3.875% due 12/01/29 ~ 12,000 11,043
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 12,000 11,002
Oracle Corp.
3.950% due 03/25/51  64,000 40,981
4.100% due 03/25/61  1,300,000 795,907
5.200% due 09/26/35 † 4,090,000 3,830,771
5.950% due 09/26/55  1,633,000 1,388,626
a
Principal
Amount Value
6.000% due 08/03/55  $ 127,000 $ 108,215
6.550% due 02/04/46  1,488,000 1,403,483
6.700% due 02/04/56  1,678,000 1,580,327
6.850% due 02/04/66  1,457,000 1,357,031
Paychex, Inc.
5.600% due 04/15/35 † 685,000 692,461
Salesforce, Inc.
5.550% due 03/15/36  2,315,000 2,314,199
Science Applications International Corp.
4.875% due 04/01/28 ~ 5,000 4,967
5.875% due 11/01/33 ~ 5,000 4,929
Seagate Data Storage Technology Pte. Ltd.
5.750% due 12/01/34 ~ 4,000 4,068
5.875% due 07/15/30  4,000 4,073
8.250% due 12/15/29 ~ 3,000 3,139
Synopsys, Inc.
5.700% due 04/01/55 † 1,405,000 1,363,748
Zebra Technologies Corp.
6.500% due 06/01/32 ~ 9,000 9,115
40,428,720
Utilities - 1.2%
AES Corp.
3.950% due 07/15/30 ~ 180,000 172,495
Boston Gas Co.
3.001% due 08/01/29 ~ 305,000 289,342
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 1,218,000 1,130,148
Cometa Energia SA de CV (Mexico)
6.375% due 04/24/35 ~ 1,187,690 1,227,292
Dominion Energy, Inc.
6.150% due 12/15/56  407,000 408,346
DTE Energy Co.
6.200% due 07/01/58  1,292,000 1,303,320
Enel Americas SA (Chile)
4.000% due 10/25/26  505,000 504,092
Entergy Corp.
2.800% due 06/15/30  560,000 520,443
IPALCO Enterprises, Inc.
4.250% due 05/01/30  445,000 432,345
NextEra Energy Capital Holdings, Inc.
6.000% due 10/01/56  473,000 472,905
NRG Energy, Inc.
5.750% due 01/15/34 ~ 987,000 979,811
Sempra
5.250% due 03/15/36  271,000 267,541
Southern California Edison Co.
6.200% due 09/15/55  405,000 402,989
Southern Co.
5.700% due 03/15/34  992,000 1,028,028
Vistra Operations Co. LLC
4.700% due 01/31/31 ~ 609,000 597,677
5.250% due 04/30/33 ~ 1,153,000 1,144,850
5.250% due 10/15/35 ~ 420,000 408,744
5.350% due 01/31/36 ~ 864,000 847,116
5.550% due 04/30/36 ~ † 1,135,000 1,129,851
5.700% due 12/30/34 ~ † 475,000 480,403
VoltaGrid LLC
7.375% due 11/01/30 ~ 10,000 10,387
WEC Energy Group, Inc.
5.625% due 05/15/56 † 534,000 531,066

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Xcel Energy, Inc.
5.750% due 12/03/56  $ 1,214,000 $ 1,200,169
15,489,360
Total Corporate Bonds & Notes
    (Cost $465,270,491) 470,826,085
CONVERTIBLE CORPORATE BONDS & NOTES - 0.2%
Basic Materials - 0.0%
B2Gold Corp. (Canada)
2.750% due 02/01/30 ~ 23,000 32,045
Communications - 0.1%
Ciena Corp.
0.000% due 09/15/31 ~ 31,000 32,705
DoorDash, Inc.
3.016% due 05/15/30  33,000 32,546
EchoStar Corp.
3.875% Cash or 3.875% PIK
due 11/30/30  93,911 293,472
Etsy, Inc.
1.000% due 06/15/30  27,000 31,366
InterDigital, Inc.
3.500% due 06/01/27  9,000 32,949
Lyft, Inc.
1.479% due 09/15/30 ~ 30,000 29,415
Sirius XM Holdings, Inc.
3.750% due 03/15/28  10,000 11,482
Uber Technologies, Inc.
0.875% due 12/01/28  600,000 718,800
1,182,735
Consumer, Cyclical - 0.0%
Cheesecake Factory, Inc.
2.000% due 03/15/30  10,000 12,750
Freshpet, Inc.
3.000% due 04/01/28  10,000 11,625
NCL Corp. Ltd.
0.875% due 04/15/30  11,000 12,279
36,654
Consumer, Non-Cyclical - 0.0%
Arrowhead Pharmaceuticals, Inc.
0.000% due 01/15/32  12,000 14,369
Halozyme Therapeutics, Inc.
0.875% due 11/15/32 ~ 22,000 24,229
Indivior Pharmaceuticals, Inc.
0.625% due 03/15/31 ~ 22,000 26,794
Ligand Pharmaceuticals, Inc.
0.750% due 10/01/30 ~ 23,000 39,387
Post Holdings, Inc.
2.500% due 08/15/27  22,000 22,825
Spectrum Brands, Inc.
3.375% due 06/01/29  33,000 34,475
Zoetis, Inc.
0.250% due 06/15/29 ~ 17,000 15,471
177,550
Financial - 0.0%
Compass, Inc.
0.250% due 04/15/31 ~ 22,000 23,934
Federal Realty OP LP
3.250% due 01/15/29 ~ 15,000 16,552
a
Principal
Amount Value
IREN Ltd. (Australia)
1.000% due 06/01/33 ~ $ 10,000 $ 11,055
51,541
Industrial - 0.0%
Advanced Energy Industries, Inc.
0.000% due 05/15/31 ~ 13,000 14,239
Bloom Energy Corp.
0.000% due 11/15/30 ~ 10,000 18,323
Fluor Corp.
1.125% due 08/15/29  19,000 25,208
Granite Construction, Inc.
3.250% due 06/15/30  16,000 33,532
Itron, Inc.
1.375% due 07/15/30  17,000 16,974
Tetra Tech, Inc.
2.250% due 08/15/28  20,000 21,085
129,361
Technology - 0.1%
Amkor Technology, Inc.
0.000% due 07/15/31 ~ 30,000 35,851
Cloudflare, Inc.
0.000% due 06/15/30  18,000 22,806
Guidewire Software, Inc.
1.250% due 11/01/29  22,000 21,175
Lumentum Holdings, Inc.
0.375% due 03/15/32 ~ 6,000 27,705
Microchip Technology, Inc.
0.000% due 02/15/30 ~ 22,000 25,377
MKS, Inc.
1.250% due 06/01/30  15,000 44,210
Nova Ltd. (Israel)
0.000% due 09/15/30 ~ 17,000 31,441
Nutanix, Inc.
0.500% due 12/15/29  27,000 26,633
Onto Innovation, Inc.
0.000% due 06/01/31 ~ 22,000 29,060
Rubrik, Inc.
1.021% due 06/15/30  40,000 40,940
Seagate HDD Cayman
3.500% due 06/01/28  2,000 23,343
SiTime Corp.
0.000% due 06/15/31  22,000 24,409
Snowflake, Inc.
0.000% due 10/01/29  30,000 53,118
406,068
Utilities - 0.0%
Evergy, Inc.
4.500% due 12/15/27  24,000 34,167
FirstEnergy Corp.
3.875% due 01/15/31  38,000 42,235
Pinnacle West Capital Corp.
4.750% due 06/15/27  27,000 32,207
UGI Corp.
5.000% due 06/01/28  20,000 26,797
135,406
Total Convertible Corporate Bonds & Notes
    (Cost $1,916,422) 2,151,360

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
SENIOR LOAN NOTES - 3.9%
Basic Materials - 0.2%
Novelis Holdings, Inc. Term B
5.482% (SOFR + 1.750%)
due 03/11/32 § $ 1,728,125 $ 1,727,586
Qnity Electronics, Inc. Term B
due 11/01/32 ∞ 1,229,785 1,232,859
2,960,445
Communications - 0.3%
Discovery Global Holdings, Inc. Term B
6.144% (SOFR + 2.500%)
due 06/03/33 § 3,351,288 3,356,379
Consumer, Cyclical - 1.3%
Allison Transmission, Inc. Term B
5.375% (SOFR + 1.750%)
due 01/02/33 § 1,256,850 1,257,860
Aramark Services, Inc.
Term B10
5.394% (SOFR + 1.750%)
due 06/22/30 § 1,887,885 1,890,834
Term B9
5.394% (SOFR + 1.750%)
due 04/06/28 § 220,000 220,504
Core & Main LP Term B
due 06/24/33 ∞ 192,000 192,180
DK Crown Holdings, Inc. Term B
5.374% (SOFR + 1.750%)
due 03/04/32 § 1,194,875 1,193,661
First Brands Group LLC
10.614% (SOFR + 7.000%)
* ∂ § 292,524 1,097
13.614% (SOFR + 10.000%)
* ∂ § 101,523 17,005
Term B
10.735% (SOFR + 7.114%)
* ∂ § 101,544 206
10.761% (SOFR + 7.114%)
* ∂ § 153,317 312
Flutter Financing BV Term B (Ireland)
5.482% (SOFR + 1.750%)
due 11/30/30 § 3,020,141 2,996,548
5.732% (SOFR + 2.000%)
due 06/04/32 § 465,300 463,846
Hilton Domestic Operating Co., Inc. Term B4
5.398% (SOFR + 1.750%)
due 11/08/30 § 1,914,058 1,920,139
PetSmart LLC Term B
7.652% (SOFR + 4.000%)
due 08/18/32 § 480,391 480,632
QXO, Inc. Term B
due 06/03/33 ∞ 340,554 340,129
Resideo Funding, Inc. Term B
5.633% (SOFR + 2.000%)
due 02/11/28 § 579,295 580,864
Wyndham Hotels & Resorts, Inc. Term B
5.394% (SOFR + 1.750%)
due 05/24/30 § 5,291,937 5,302,135
16,857,952
a
Principal
Amount Value
Consumer, Non-Cyclical - 1.1%
Bausch & Lomb Corp. Term B
7.394% (SOFR + 3.750%)
due 01/15/31 § $ 323,190 $ 324,452
BioMarin Pharmaceutical, Inc. Term B
5.428% (SOFR + 1.750%)
due 04/27/33 § 2,640,000 2,641,980
DaVita, Inc. Term B2
5.370% (SOFR + 1.750%)
due 05/09/31 § 2,103,803 2,103,990
Medline Borrower LP Term B
5.144% (SOFR + 1.500%)
due 05/30/33 § 4,474,785 4,451,713
Trans Union LLC Term B8
5.394% (SOFR + 1.750%)
due 06/24/31 § 5,359,051 5,352,352
United Rentals North America, Inc. Term B
5.144% (SOFR + 1.500%)
due 02/14/31 § 341,506 344,815
15,219,302
Financial - 0.1%
Amynta Agency Borrower, Inc. Term B
6.144% (SOFR + 2.500%)
due 12/29/31 § 417,953 413,042
Ardonagh Group Finco Pty. Ltd. Term B (United
Kingdom)
6.688% (SOFR + 3.000%)
due 02/15/31 § 858,529 833,488
Baldwin Insurance Group Holdings LLC Term
B2
6.125% (SOFR + 2.500%)
due 05/27/31 § 27,859 27,337
Citadel Securities Global Holdings LLC Term B
5.661% (SOFR + 2.000%)
due 06/10/33 § 423,173 422,717
1,696,584
Industrial - 0.4%
Advanced Drainage Systems, Inc. Term B
5.245% (SOFR + 1.625%)
due 02/28/33 § 555,000 560,411
Asplundh Tree Expert LLC Term B
5.394% (SOFR + 1.750%)
due 05/23/31 § 2,281,095 2,283,629
Clean Harbors, Inc. Term B
5.144% (SOFR + 1.500%)
due 10/08/32 § 1,353,200 1,360,570
Terex Corp.
5.394% (SOFR + 1.750%)
due 10/08/31 § 310,279 311,141
TransDigm, Inc. Term N
6.144% (SOFR + 2.500%)
due 02/13/33 § 184,538 184,758
4,700,509
Technology - 0.2%
CACI International, Inc. Term B2
5.394% (SOFR + 1.750%)
due 03/09/33 § 812,963 812,115
CoreWeave Financing DDTL V LLC Delayed
Draw
due 11/17/31 ∞ 393,401 401,859

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
OAK-Eagle Acquireco, Inc. Term B
due 03/24/33 ∞ $ 1,056,000 $ 1,060,180
Open Text Corp. Term B (Canada)
5.394% (SOFR + 1.750%)
due 01/31/30 § 352,000 345,106
2,619,260
Utilities - 0.3%
NRG Energy, Inc. Term B
5.419% (SOFR + 1.750%)
due 04/16/31 § 4,246,880 4,248,736
Total Senior Loan Notes
    (Cost $52,063,868) 51,659,167
MORTGAGE-BACKED SECURITIES - 16.8%
Collateralized Mortgage Obligations - Commercial - 3.0%
Bank
2.978% due 11/15/62  600,000 565,672
BAY Trust
5.243% (SOFR + 1.643%)
due 06/15/41 ~ § 1,445,000 1,442,269
5.643% (SOFR + 2.043%)
due 06/15/41 ~ § 605,000 604,096
Benchmark Mortgage Trust
6.363% due 07/15/56 § 235,000 240,914
BFLD Commercial Mortgage Trust
5.125% (SOFR + 1.500%)
due 11/15/42 ~ § 580,000 582,085
5.425% (SOFR + 1.800%)
due 11/15/42 ~ § 265,000 266,431
BPR Commercial Mortgage Trust
5.112% due 11/05/42 ~ § 200,000 198,480
BX Commercial Mortgage Trust
5.591% due 11/13/46 ~ § 885,000 884,079
5.995% due 11/13/46 ~ § 115,000 115,712
BX Trust
5.117% (SOFR + 1.491%)
due 06/15/41 ~ § 681,245 682,367
5.175% (SOFR + 1.550%)
due 12/15/42 ~ § 470,000 472,007
5.325% (SOFR + 1.700%)
due 07/15/44 ~ § 3,050,000 3,054,668
5.425% (SOFR + 1.800%)
due 12/15/42 ~ § 100,000 100,481
5.625% (SOFR + 2.000%)
due 07/15/44 ~ § 470,000 470,841
Citigroup Commercial Mortgage Trust
2.896% due 11/15/49  1,067,022 1,062,341
3.102% due 12/15/72  1,870,000 1,766,783
CSMC Trust
3.304% due 09/15/37 ~ 183,088 169,523
3.953% due 09/15/37 ~ 5,800,000 5,404,888
4.373% due 09/15/37 ~ 1,700,000 1,386,212
Extended Stay America Trust
4.825% (SOFR + 1.200%)
due 02/15/43 ~ § 843,228 845,299
4.925% (SOFR + 1.300%)
due 10/15/42 ~ § 423,779 425,210
5.025% (SOFR + 1.400%)
due 02/15/43 ~ § 374,768 376,450
5.225% (SOFR + 1.600%)
due 10/15/42 ~ § 173,364 174,156
a
Principal
Amount Value
5.225% (SOFR + 1.600%)
due 02/15/43 ~ § $ 281,076 $ 283,080
5.475% (SOFR + 1.850%)
due 10/15/42 ~ § 115,576 116,342
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates (IO)
0.295% due 07/25/33 ± § Ω 7,978,094 84,770
0.353% due 06/25/32 § 22,384,903 311,408
0.404% due 03/25/32 § 6,872,166 105,685
0.420% due 05/25/33 ± § Ω 19,985,478 362,498
0.451% due 04/25/55 § 13,124,658 240,588
0.489% due 12/25/31 ± § Ω 14,763,307 217,487
0.501% due 06/25/32 § 17,977,405 377,026
0.574% due 02/25/36 ± § Ω 4,921,072 155,068
0.602% due 03/25/31 ± § Ω 16,649,886 320,681
0.622% due 12/25/27 ± § Ω 5,561,099 37,761
0.694% due 03/25/28 ± § Ω 4,498,624 36,883
0.714% due 10/25/26 ± § Ω 11,833,953 9,889
0.801% due 12/25/30 ± § Ω 11,053,742 293,910
1.008% due 06/25/29 ± § Ω 6,946,425 155,349
1.259% due 06/25/27 ± § Ω 689,651 4,919
1.263% due 07/25/26 ± § Ω 4,291 –
1.435% due 01/25/30 ± § Ω 3,221,349 128,996
Government National Mortgage Association
(IO)
0.067% due 10/16/48 ± § Ω 3,538,834 6,165
0.346% due 01/16/53 ± § Ω 17,313,224 196,244
0.442% due 08/16/58 ± § Ω 1,126,642 25,103
0.489% due 07/16/58 ± § Ω 600,536 14,726
0.494% due 04/16/57 ± § Ω 667,281 18,185
0.521% due 12/16/59 ± § Ω 1,484,433 45,563
0.528% due 02/16/59 ± § Ω 1,527,152 49,046
0.559% due 11/16/47 ± § Ω 6,083,992 117,291
0.565% due 01/16/63 ± § Ω 4,611,690 192,279
0.570% due 02/16/62 ± § Ω 6,463,999 259,779
0.611% due 06/16/64 ± § Ω 5,871,297 289,324
0.640% due 02/16/61 ± § Ω 2,014,475 85,250
0.682% due 11/16/55 ± § Ω 4,959,464 131,175
0.797% due 01/16/61 § 11,352,622 668,624
0.826% due 05/16/63 ± § Ω 4,344,067 262,600
0.878% due 10/16/62 ± § Ω 2,499,972 153,138
0.903% due 05/16/60 ± § Ω 1,319,272 76,667
0.910% due 11/16/60 ± § Ω 5,227,453 347,334
1.422% due 10/16/60 § 28,478,875 2,722,147
GS Mortgage Securities Corp. Trust
3.668% due 03/05/33 ~ § 1,310,000 1,103,102
GS Mortgage Securities Trust
2.911% due 02/13/53  1,552,462 1,455,751
3.164% due 05/10/50  1,049,774 1,037,849
Hudson Yards Mortgage Trust
5.086% due 12/10/39 ~ § 2,015,000 2,024,747
JP Morgan Chase Commercial Mortgage
Securities Trust
2.822% due 08/15/49  247,545 247,016
5.225% (SOFR + 1.600%)
due 01/15/42 ~ § 1,770,000 1,769,053
5.625% (SOFR + 2.000%)
due 01/15/42 ~ § 500,000 499,883
Manhattan West Mortgage Trust
5.498% due 06/10/48 ~ § 700,000 706,226
SCOTT Trust
5.910% due 03/10/40 ~ 270,000 273,358

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Wells Fargo Commercial Mortgage Trust
4.000% due 04/15/55 § $ 1,639,000 $ 1,553,784
40,864,713
Collateralized Mortgage Obligations - Residential - 3.2%
Arixa Mortgage Trust
5.735% due 08/25/30 ~ § 940,000 940,230
ATLX Trust
3.850% due 04/25/64 ~ § 523,063 508,807
3.850% due 04/25/63 ~ § 564,261 547,439
Builder Circle Mortgage Trust
6.014% due 05/25/31 ~ § 460,000 462,645
CAFL Issuer LLC
6.773% due 03/25/36 ~ § 1,185,451 1,183,559
Cardinal Mortgage Trust
5.593% due 11/25/30 ~ § 720,000 718,900
CSMC Trust
1.101% due 05/25/66 ~ § 556,276 485,034
2.000% due 01/25/60 ~ 988,212 864,491
2.992% due 07/25/57 ~ § 475,000 408,048
Federal Home Loan Mortgage Corp. REMICS
(IO)
2.243% (5.836% - SOFR)
due 10/15/41 ± § Ω 143,269 11,374
2.293% (5.886% - SOFR)
due 05/15/44 ± § Ω 807,859 67,321
2.323% (5.916% - SOFR)
due 09/15/37 ± § Ω 378,191 23,031
2.343% (5.936% - SOFR)
due 08/15/39 ± § Ω 338,936 21,209
2.523% (6.116% - SOFR)
due 01/15/40 ± § Ω 71,243 5,166
2.543% (6.136% - SOFR)
due 09/15/42 ± § Ω 232,853 14,101
2.583% (6.176% - SOFR)
due 11/15/36 ± § Ω 115,597 7,475
3.000% due 12/15/31 ± Ω 40,503 676
3.500% due 06/15/27 ± Ω 23,893 160
Federal National Mortgage Association Interest
STRIPS (IO)
3.000% due 04/25/27 ± Ω 44,609 335
3.000% due 11/25/26 ± Ω 10,529 33
3.500% due 11/25/41 ± Ω 439,426 63,604
4.000% due 11/25/41 ± Ω 718,727 121,205
4.500% due 11/25/39 ± Ω 92,600 14,720
5.000% due 01/25/38 ± Ω 78,329 10,830
5.000% due 01/25/39 ± § Ω 60,066 10,190
5.000% due 01/25/39 ± Ω 154,121 28,063
5.500% due 01/25/39 ± § Ω 58,813 10,875
6.000% due 01/25/38 ± Ω 76,061 13,991
6.000% due 07/25/38 ± Ω 160,323 29,316
Federal National Mortgage Association
REMICS (IO)
1.630% due 10/25/35 ± § Ω 89,941 5,553
1.679% due 03/25/36 ± § Ω 60,162 3,716
1.844% due 12/25/36 ± § Ω 182,773 11,492
2.341% due 12/25/36 ± § Ω 235,013 15,511
2.408% (6.036% - SOFR)
due 03/25/42 ± § Ω 299,563 11,874
2.408% (6.036% - SOFR)
due 12/25/42 ± § Ω 456,833 40,916
2.408% (6.036% - SOFR)
due 09/25/41 ± § Ω 327,366 12,375
a
Principal
Amount Value
2.408% (6.036% - SOFR)
due 08/25/45 ± § Ω $ 875,555 $ 73,135
2.414% due 07/25/36 ± § Ω 111,026 7,266
2.738% (6.366% - SOFR)
due 04/25/40 ± § Ω 174,197 14,909
2.858% (6.486% - SOFR)
due 07/25/42 ± § Ω 55,954 5,713
2.908% (6.536% - SOFR)
due 03/25/42 ± § Ω 237,316 10,801
3.000% due 09/25/32 ± Ω 112,075 2,491
3.000% due 04/25/32 ± Ω 4,842 44
3.500% due 07/25/28 ± Ω 39,765 404
4.500% due 09/25/48 ± Ω 1,285,735 144,239
5.500% due 06/25/44 ± Ω 221,374 11,493
GITSIT Mortgage Loan Trust
5.425% due 12/25/55 ~ § 905,755 897,871
Government National Mortgage Association
REMICS (IO)
2.352% (5.986% - SOFR)
due 08/16/42 ± § Ω 280,962 22,488
2.402% (6.036% - SOFR)
due 06/16/43 ± § Ω 163,400 3,994
2.452% (6.086% - SOFR)
due 10/16/42 ± § Ω 374,660 30,627
2.726% (6.366% - SOFR)
due 04/20/40 ± § Ω 40,616 3,482
2.796% (6.436% - SOFR)
due 06/20/40 ± § Ω 761,492 66,475
2.852% (6.486% - SOFR)
due 04/16/42 ± § Ω 767,681 76,646
3.500% due 07/20/50 ± Ω 4,625,157 884,519
3.500% due 04/20/50 ± Ω 1,440,049 273,182
3.500% due 05/20/43 ± Ω 271,370 37,877
4.000% due 01/16/46 ± Ω 550,249 82,381
4.000% due 02/16/50 6,836,046 1,250,528
4.000% due 04/16/45 ± Ω 416,588 77,159
4.061% (SOFR + 0.414%)
due 02/20/68 § 93,128 92,782
4.061% (SOFR + 0.414%)
due 07/20/68 § 172,528 171,953
4.061% (SOFR + 0.414%)
due 05/20/68 § 94,631 94,267
4.261% (SOFR + 0.614%)
due 03/20/61 ± § Ω 89,831 88,837
4.500% due 06/20/51 3,465,958 655,426
4.500% due 06/20/52 4,837,020 857,980
4.500% due 09/16/45 8,418,029 1,459,019
4.772% (SOFR + 1.114%)
due 05/20/60 ± § Ω 16,115 16,111
5.000% due 05/16/43 ± Ω 2,332,089 209,582
5.000% due 10/20/44 ± Ω 2,044,345 406,361
Legacy Mortgage Asset Trust
5.750% due 04/25/61 ~ § 1,053,178 1,054,698
6.250% due 07/25/67 ~ § 2,265,923 2,269,847
MFA Trust
6.330% due 09/25/54 ~ § 927,599 929,682
Mill City Mortgage Loan Trust
1.850% due 11/25/60 ~ § 625,000 569,424
2.500% due 11/25/60 ~ § 700,000 614,723
3.750% due 05/25/58 ~ § 168,785 166,346
NLT Trust
3.200% due 10/25/62 ~ § 1,056,256 967,317
NYMT Loan Trust
3.750% due 02/25/68 ~ § 1,865,276 1,728,668

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.268% due 09/25/39 ~ § $ 365,691 $ 365,932
Pretium Mortgage Credit Partners LLC
5.074% due 02/25/56 ~ § 1,267,741 1,258,779
5.180% due 01/25/56 ~ § 151,124 149,972
5.510% due 04/25/56 ~ § 786,603 785,091
5.693% due 05/25/56 ~ § 534,278 534,203
5.732% due 08/25/55 ~ § 1,438,552 1,440,816
5.744% due 06/25/55 ~ § 538,757 539,624
PRKCM Trust
2.071% due 11/25/56 ~ § 752,523 662,934
PRPM LLC
3.750% due 03/25/54 ~ § 729,609 714,937
4.200% due 12/25/64 ~ § 1,803,945 1,776,031
4.500% due 02/25/55 ~ § 436,682 431,513
4.839% due 10/25/55 ~ § 365,269 364,472
5.185% due 02/25/31 ~ § 572,959 566,171
5.385% due 10/25/30 ~ § 490,639 488,121
5.870% due 11/25/29 ~ § 392,602 393,137
RCO IX Mortgage LLC
5.310% due 10/25/30 ~ § 1,435,706 1,436,738
5.765% due 05/25/31 ~ § 1,060,512 1,059,476
RCO VIII Mortgage LLC
6.434% due 05/25/30 ~ § 76,775 76,899
RCO X Mortgage LLC
5.536% due 03/25/31 ~ § 1,147,203 1,146,005
Toorak Mortgage Trust
6.597% due 02/25/39 ~ § 471,313 471,996
Towd Point Mortgage Trust
2.900% due 10/25/59 ~ § 364,678 349,424
3.750% due 12/25/58 ~ § 505,000 458,573
TVC Mortgage Trust
4.964% due 02/25/41 ~ § 435,000 430,316
5.545% due 07/25/39 ~ § 2,035,000 2,038,929
VCAT LLC
5.101% due 01/25/56 ~ § 769,383 764,126
5.889% due 02/25/55 ~ § 1,104,169 1,105,559
Verus Securitization Trust
1.013% due 09/25/66 ~ § 605,802 521,355
43,336,141
Federal Home Loan Mortgage Corp. - 3.1%
2.000% due 12/01/51  18,871,483 15,162,150
2.500% due 11/01/50 - 10/01/51 4,157,412 3,554,816
3.000% due 04/01/52 - 05/01/52 3,060,188 2,705,830
4.000% due 04/01/52 - 02/01/53 2,586,016 2,448,302
4.500% due 03/01/47 - 11/01/52 2,889,060 2,799,676
5.000% due 03/01/38 - 12/01/55 10,336,919 10,258,382
5.500% due 04/01/53 - 06/01/53 2,794,219 2,829,615
6.000% due 11/01/39  827,418 869,504
6.500% due 01/01/53  209,566 218,161
7.000% due 03/01/39  65,157 69,280
40,915,716
Federal National Mortgage Association - 5.3%
1.500% due 03/01/51  1,205,544 926,709
2.000% due 02/01/52  9,013,482 7,233,662
2.500% due 11/01/50 - 06/01/62 25,593,669 21,312,268
3.000% due 10/01/50 - 09/01/53 12,175,117 10,764,833
3.500% due 03/01/52 - 07/01/52 8,520,136 7,748,473
4.000% due 03/01/50 - 04/01/52 2,467,785 2,326,184
4.420% due 04/01/33  193,714 191,494
4.500% due 10/01/44 - 03/01/53 5,228,548 5,121,938
4.680% due 07/01/33  98,947 99,428
5.000% due 05/01/41 - 03/01/53 3,920,352 3,918,164
a
Principal
Amount Value
5.500% due 05/01/53 - 09/01/53 $ 6,294,733 $ 6,365,479
6.000% due 07/01/41 - 05/01/53 3,923,367 4,045,886
6.500% due 05/01/40 - 02/01/53 1,182,099 1,242,901
7.000% due 02/01/39  250,628 264,848
71,562,267
Government National Mortgage Association - 0.3%
due 07/20/56 # 2,550,000 2,514,393
4.500% due 03/20/41  844,871 837,329
5.000% due 10/20/47 214,646 216,275
6.000% due 09/20/38  389,784 408,800
3,976,797
Uniform Mortgage-Backed Securities - 1.9%
due 07/01/56 # 5,946,000 5,965,928
due 07/01/56 # 7,673,000 7,540,535
due 08/01/56 # 6,072,000 5,960,058
due 08/01/56 # 3,315,000 2,889,229
due 09/01/56 # 2,800,000 2,614,931
24,970,681
Total Mortgage-Backed Securities
    (Cost $236,588,083) 225,626,315
ASSET-BACKED SECURITIES - 16.3%
Automobile Other - 2.6%
American Credit Acceptance Receivables Trust
4.900% due 03/12/29 ~ 764,890 765,513
5.540% due 08/12/31 ~ 500,000 504,861
6.040% due 07/12/30 ~ 500,000 506,659
7.650% due 09/12/30 ~ 3,460,000 3,531,470
AmeriCredit Automobile Receivables Trust
5.800% due 12/18/28  700,000 706,832
AutoNation Finance Trust
5.750% due 05/15/34 ~ 100,000 100,404
Avis Budget Rental Car Funding AESOP LLC
6.110% due 12/20/30 ~ 675,000 687,831
6.480% due 06/20/30 ~ 2,080,000 2,137,051
7.320% due 02/20/28 ~ 255,000 256,563
7.340% due 02/20/30 ~ 100,000 104,285
7.350% due 04/20/28 ~ 320,000 322,659
Bridgecrest Lending Auto Securitization Trust
6.300% due 02/15/30  1,100,000 1,117,851
7.840% due 08/15/29  2,265,000 2,331,828
CarMax Auto Owner Trust
6.000% due 07/15/30  2,700,000 2,737,134
6.420% due 10/15/30  45,000 45,994
CarMax Select Receivables Trust
5.190% due 10/15/32  100,000 100,350
Carvana Auto Receivables Trust
5.380% due 12/10/30 ~ 600,000 601,463
6.300% due 05/10/30 ~ 300,000 304,963
6.440% due 09/10/30 ~ 400,000 408,136
6.590% due 02/11/30 ~ 1,495,000 1,519,374
Credit Acceptance Auto Loan Trust
5.380% due 03/17/36 ~ 400,000 399,347
5.390% due 01/16/35 ~ 510,000 511,187
6.700% due 10/16/34 ~ 680,000 696,915
6.710% due 07/17/34 ~ 390,000 395,290
Exeter Automobile Receivables Trust
5.060% due 02/18/31  700,000 701,883
5.440% due 10/15/32  300,000 300,670
5.980% due 09/16/30  300,000 305,409

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
First Investors Auto Owner Trust
5.220% due 12/15/33 ~ $ 200,000 $ 197,994
GLS Auto Receivables Issuer Trust
6.190% due 02/15/30 ~ 160,000 162,731
6.440% due 05/15/29 ~ 2,697,000 2,737,804
GLS Auto Select Receivables Trust
5.280% due 10/15/31 ~ 100,000 99,912
5.920% due 08/15/30 ~ 400,000 407,978
6.340% due 08/15/31 ~ 600,000 617,081
6.430% due 01/15/31 ~ 1,390,000 1,427,523
LAD Auto Receivables Trust
4.930% due 03/15/30 ~ 100,000 100,146
5.330% due 02/15/29 ~ 1,040,000 1,045,373
6.150% due 06/16/31 ~ 600,000 610,855
Octane Receivables Trust
5.900% due 07/20/32 ~ 760,000 770,954
Red Oak Funding Master Trust
5.609% (SOFR + 2.000%)
due 12/20/30 ~ § 630,000 634,081
Santander Drive Auto Receivables Trust
5.970% due 10/15/31  2,310,000 2,347,079
6.280% due 08/15/31  100,000 102,182
SBNA Auto Receivables Trust
6.040% due 04/15/30 ~ 100,000 101,176
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 140,638 141,443
Veros Auto Receivables Trust
5.220% due 07/15/31 ~ 100,000 99,685
VStrong Auto Receivables Trust
7.290% due 07/15/30 ~ 100,000 103,884
Westlake Automobile Receivables Trust
5.910% due 04/15/30 ~ 500,000 506,746
34,316,549
Automobile Sequential - 0.4%
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/28 ~ 605,000 609,051
5.900% due 08/21/28 ~ 2,000,000 2,026,354
Enterprise Fleet Financing LLC
4.820% due 02/20/29 ~ 190,000 190,963
4.970% due 09/22/31 ~ 215,000 216,770
FHF Issuer Trust
5.410% due 09/16/30 ~ 700,000 702,736
5.750% due 05/15/30 ~ 1,417,203 1,421,912
Lendbuzz Securitization Trust
4.680% due 07/15/30 ~ 179,366 179,000
Octane Receivables Trust
5.680% due 05/20/30 ~ 290,074 291,145
VStrong Auto Receivables Trust
5.620% due 12/15/28 ~ 212,008 212,336
5,850,267
Credit Card Bullet - 0.1%
Mission Lane Credit Card Master Trust
5.880% due 01/15/30 ~ 1,165,000 1,167,443
Credit Card Other - 0.1%
Avant Credit Card Master Trust
4.890% due 04/15/31 ~ 815,000 808,090
Home Equity Sequential - 0.0%
GITSIT Mortgage Loan Trust
6.276% due 02/25/55 ~ § 488,396 488,970
a
Principal
Amount Value
Other Asset-Backed Securities - 13.1%
37 Capital CLO 3 Ltd. (Cayman)
5.173% (SOFR + 1.500%)
due 07/15/38 ~ § $ 1,740,000 $ 1,745,659
37 Capital CLO 4 Ltd.
6.423% (SOFR + 2.750%)
due 04/15/35 ~ § 1,500,000 1,486,833
AGL CLO 34 Ltd. (Cayman)
6.564% (SOFR + 2.900%)
due 01/22/38 ~ § 635,000 635,837
ALTDE Trust
5.900% due 08/15/50 ~ 1,044,855 1,050,210
Anchorage Capital CLO 19 Ltd. (Cayman)
5.423% (SOFR + 1.750%)
due 10/15/38 ~ § 1,940,000 1,948,068
Anchorage Capital CLO 6 Ltd. (Cayman)
5.034% (SOFR + 1.370%)
due 07/22/38 ~ § 925,000 927,154
APL Finance DAC (Ireland)
4.810% due 03/20/36 ~ 642,764 638,489
Applebee's Funding LLC/IHOP Funding LLC
6.720% due 06/07/55 ~ 2,985,000 2,981,741
Aqua Finance Trust
4.810% due 04/18/50 ~ 1,162,279 1,156,239
Ascent Education Funding Trust
6.140% due 10/25/50 ~ 60,069 61,001
Bain Capital Credit CLO Ltd. (Jersey)
5.060% (SOFR + 1.380%)
due 10/16/37 ~ § 610,000 611,449
BCC Middle Market CLO LLC
5.300% (SOFR + 1.620%)
due 07/17/37 ~ § 2,115,000 2,117,115
5.668% (SOFR + 1.900%)
due 07/15/38 ~ § 1,395,000 1,395,000
BHG Securitization Trust
3.080% due 02/20/35 ~ 231,227 229,308
5.810% due 04/17/35 ~ 264,562 268,600
6.490% due 04/17/35 ~ 558,045 569,529
Birch Grove CLO 13 Ltd. (Cayman)
4.976% (SOFR + 1.310%)
due 10/23/38 ~ § 940,000 941,797
Birch Grove CLO 6 Ltd. (Jersey)
5.055% (SOFR + 1.380%)
due 07/20/37 ~ § 2,675,000 2,684,363
Birch Grove CLO 7 Ltd. (Jersey)
4.935% (SOFR + 1.260%)
due 10/20/38 ~ § 750,000 751,691
Blackrock DLF CLO LLC
5.503% (SOFR + 1.800%)
due 07/25/34 ~ § 650,000 652,898
Blackrock MT Lassen CLO XV LLC
5.323% (SOFR + 1.650%)
due 07/15/37 ~ § 1,070,000 1,070,895
Bluepeak ABS Issuer LLC
5.858% due 12/20/55 ~ 1,420,000 1,432,174
Business Jet Securities LLC
5.364% due 09/15/39 ~ 1,342,967 1,345,236
ByzFunder Asset Securitization I LLC
6.464% due 06/15/32 ~ 835,000 834,013
Canyon CLO Ltd. (Cayman)
5.635% (SOFR + 1.962%)
due 07/15/31 ~ § 250,000 250,479

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
5.413% (SOFR + 1.762%)
due 05/15/31 ~ § $ 261,140 $ 261,591
CarVal CLO II Ltd. (Cayman)
6.375% (SOFR + 2.700%)
due 04/20/32 ~ § 1,810,000 1,816,728
Castlelake Aircraft Structured Trust
3.967% due 04/15/39 ~ 885,059 871,765
Cerberus Loan Funding XLVII LLC
5.423% (SOFR + 1.750%)
due 07/15/36 ~ § 2,685,000 2,687,055
CIFC Funding Ltd. (Cayman)
5.026% (SOFR + 1.360%)
due 07/23/37 ~ § 255,000 255,739
CLI Funding VIII LLC
1.640% due 02/18/46 ~ 1,190,231 1,101,049
CLIF Holdings LLC
6.720% due 12/20/50 ~ 1,846,718 1,827,833
College Avenue Student Loans LLC
6.080% due 08/25/54 ~ 235,000 237,084
Compass Datacenters Issuer III LLC
5.286% due 07/25/50 ~ 985,000 973,138
5.656% due 02/25/50 ~ 915,000 916,660
5.852% due 02/25/50 ~ 235,000 235,624
Crockett Partners Equipment Co. IIA LLC
6.050% due 01/20/31 ~ 1,706,970 1,722,829
Crown City CLO I (Cayman)
5.045% (SOFR + 1.370%)
due 07/20/38 ~ § 1,080,000 1,084,516
CyrusOne Data Centers Issuer I LLC
4.650% due 05/20/49 ~ 475,000 453,939
DataBank Issuer II LLC
5.180% due 09/27/55 ~ 670,000 657,726
Diameter Capital CLO 4 Ltd. (Cayman)
4.903% (SOFR + 1.230%)
due 01/15/39 ~ § 500,000 500,550
6.173% (SOFR + 2.500%)
due 01/15/39 ~ § 695,000 681,644
Driven Brands Funding LLC
5.296% due 10/20/55 ~ 99,500 96,768
EDI ABS Issuer 1 LLC
4.450% due 07/25/55 ~ 1,260,000 1,199,791
EverBright Solar Trust
6.430% due 06/22/54 ~ 709,129 599,983
Focus Brands Funding LLC
8.241% due 10/30/53 ~ 487,500 506,434
Fora Financial Asset Securitization LLC
5.850% due 06/15/32 ~ 145,000 145,080
6.540% due 06/15/32 ~ 130,000 130,112
Foundation Finance Trust
1.270% due 05/15/41 ~ 692,761 661,017
4.950% due 04/15/50 ~ 155,081 154,798
FTAI MRE Cayman Ltd. (Cayman)
5.632% due 06/15/51 ~ 430,000 430,198
6.417% due 06/15/51 ~ 250,000 250,102
Garnet CLO 2 Ltd. (Cayman)
5.025% (SOFR + 1.350%)
due 10/20/38 ~ § 1,365,000 1,369,777
Garnet CLO 3 Ltd. (Cayman)
4.945% (SOFR + 1.270%)
due 10/20/38 ~ § 1,540,000 1,542,955
a
Principal
Amount Value
GCP CLO Warehouse JP Ltd. (Cayman)
4.933% (SOFR + 1.260%)
due 10/15/38 ~ § $ 805,000 $ 806,537
Global SC Finance X Ltd. (Bermuda)
6.169% due 09/20/45 ~ 1,421,630 1,421,972
Golub Capital Partners CLO 85M Ltd.
5.024% (SOFR + 1.370%)
due 02/09/40 ~ § 2,420,000 2,408,401
Golub Capital Partners CLO 92M Ltd.
due 08/09/39 # ~ ± § 1,645,000 1,645,000
Goto Foods Funding LLC
due 04/30/56 # ~ 500,000 501,166
GreenSky Home Improvement Issuer Trust
5.220% due 03/25/60 ~ 126,414 126,923
5.670% due 06/25/59 ~ 230,554 233,376
6.360% due 06/25/59 ~ 214,900 217,943
Horizon Aircraft Finance I Ltd. (Cayman)
4.458% due 12/15/38 ~ 81,746 81,570
Horizon Aircraft Finance IV Ltd. (Cayman)
5.375% due 09/15/49 ~ 2,878,938 2,857,588
Island Finance Trust
6.540% due 03/19/35 ~ 155,000 155,638
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 194,064 189,380
4.970% due 08/25/49 ~ 180,025 167,901
7.624% due 05/25/56 ~ 1,410,000 1,418,580
Kapitus Asset Securitization IV LLC
5.490% due 09/10/31 ~ 905,000 907,334
Kapitus Asset Securitization VI LLC
5.360% due 05/10/33 ~ 320,000 319,192
Kinetic ABS Issuer LLC
due 06/25/58 # ~ 1,065,000 1,078,255
due 06/25/58 # ~ 200,000 201,660
5.219% due 02/25/56 ~ 400,000 398,275
Labrador Aviation Finance Ltd.
4.300% due 01/15/42 ~ 54,013 57,769
Lunar Structured Aircraft Portfolio Notes
2.636% due 10/15/46 ~ 310,763 295,342
Magnetite XLVIII Ltd. (Cayman)
4.953% (SOFR + 1.280%)
due 10/15/38 ~ § 1,380,000 1,382,761
Mariner Finance Issuance Trust
5.680% due 09/22/36 ~ 475,000 478,028
Marlette Funding Trust
6.930% due 07/17/34 ~ 100,000 101,458
MetroNet Infrastructure Issuer LLC
5.400% due 08/20/55 ~ 935,000 938,587
Mosaic Solar Loan Trust
5.500% due 09/20/49 ~ 2,479,261 2,385,767
5.600% due 04/22/52 ~ 3,472,902 3,321,503
MVW LLC
4.430% due 03/20/42 ~ 493,046 491,091
6.200% due 02/20/43 ~ 192,372 194,885
Navient Private Education Refi Loan Trust
1.060% due 10/15/69 ~ 683,087 619,908
1.690% due 05/15/69 ~ 1,632,925 1,556,871
Nelnet Student Loan Trust
2.680% due 04/20/62 ~ 715,000 641,242
New Economy Assets - Phase 1 Sponsor LLC
1.910% due 10/20/61 ~ 320,000 264,520
NFAS3 LLC
6.351% due 05/15/31 ~ 255,000 256,810

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Northwoods Capital 20 Ltd. (Cayman)
5.007% (SOFR + 1.340%)
due 10/25/38 ~ § $ 655,000 $ 657,842
OCP CLO Ltd. (Jersey)
due 07/21/39 # ~ § 1,025,000 1,025,000
5.002% (SOFR + 1.330%)
due 01/21/38 ~ § 2,610,000 2,615,784
5.045% (SOFR + 1.370%)
due 07/20/37 ~ § 1,025,000 1,026,531
OHA Loan Funding Ltd. (Cayman)
4.930% (SOFR + 1.190%)
due 07/23/39 ~ § 1,670,000 1,672,048
OnDeck Asset Securitization Trust IV LLC
4.980% due 10/17/31 ~ 540,000 539,666
OneMain Financial Issuance Trust
3.140% due 10/14/36 ~ 2,200,000 2,172,580
4.050% due 10/14/36 ~ 2,735,000 2,625,563
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 620,110 621,921
OWN Equipment Fund II LLC
5.480% due 09/26/33 ~ 493,716 490,445
OWN Equipment Fund III LLC
5.420% due 03/27/34 ~ 1,162,923 1,153,409
Palmer Square BDC CLO 1 Ltd. (Cayman)
due 07/15/39 # ~ ± § 6,390,000 6,390,000
5.273% (SOFR + 1.600%)
due 07/15/37 ~ § 4,330,000 4,332,623
5.823% (SOFR + 2.150%)
due 07/15/37 ~ § 2,920,000 2,932,375
PK ALIFT Loan Funding 3 LP
5.842% due 09/15/39 ~ 382,149 387,188
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 252,668 250,935
Planet Fitness Master Issuer LLC
3.858% due 12/05/49 ~ 5,386,535 5,173,689
4.008% due 12/05/51 ~ 191,500 179,321
5.274% due 12/06/55 ~ 578,550 574,564
Polen Capital CLO Ltd. (Cayman)
5.625% (SOFR + 1.950%)
due 03/06/38 ~ § 1,270,000 1,275,913
6.825% (SOFR + 3.150%)
due 03/06/38 ~ § 1,375,000 1,380,575
Post CLO VI Ltd. (Cayman)
5.475% (SOFR + 1.800%)
due 01/20/38 ~ § 2,805,000 2,817,616
5.775% (SOFR + 2.100%)
due 01/20/38 ~ § 945,000 950,343
Post Road Equipment Finance LLC
5.810% due 10/15/30 ~ 1,060,000 1,066,325
Progress Residential Trust
2.359% due 07/17/38 ~ 220,000 219,511
4.896% due 06/17/39 ~ 275,000 273,447
5.192% due 06/17/39 ~ 490,000 486,890
QTS Issuer ABS II LLC
due 07/05/56 # ~ 200,000 200,578
due 07/05/56 # ~ 800,000 802,481
5.778% due 10/05/55 ~ 545,000 523,094
6.729% due 01/05/56 ~ 100,000 100,342
Rad CLO 26 Ltd. (Cayman)
5.045% (SOFR + 1.370%)
due 10/20/37 ~ § 1,535,000 1,538,310
Regatta 35 Funding Ltd. (Cayman)
4.963% (SOFR + 1.290%)
due 10/15/38 ~ § 1,205,000 1,208,487
a
Principal
Amount Value
Regional Management Issuance Trust
5.740% due 12/15/33 ~ $ 140,000 $ 140,412
Republic Finance Issuance Trust
5.910% due 08/20/32 ~ 885,000 886,845
RFS Asset Securitization II LLC
6.550% due 07/15/31 ~ 1,305,000 1,316,532
Rockford Tower CLO Ltd. (Cayman)
6.587% (SOFR + 2.912%)
due 10/20/30 ~ § 970,000 975,430
6.904% (SOFR + 3.262%)
due 05/20/31 ~ § 1,935,000 1,946,094
Rockford Tower Ltd. (Cayman)
5.525% (SOFR + 1.850%)
due 10/20/37 ~ § 6,075,000 6,094,003
Rowe CLO Ltd. (Cayman)
5.231% (SOFR + 1.550%)
due 04/20/39 ~ § 415,000 416,603
5.581% (SOFR + 1.900%)
due 04/20/39 ~ § 365,000 366,865
6.581% (SOFR + 2.900%)
due 04/20/39 ~ § 895,000 892,937
SCF Equipment Leasing LLC
5.520% due 01/20/32 ~ 335,437 339,103
Scooter S Coffee Issuer LLC
6.380% due 05/20/56 ~ 435,000 437,486
SEB Funding LLC
7.386% due 04/30/54 ~ 1,396,500 1,415,864
SF ABS Issuer LLC
5.377% due 11/25/55 ~ 2,180,000 2,146,656
Shentel Issuer LLC
5.640% due 12/20/55 ~ 1,125,000 1,132,296
Sierra Timeshare Receivables Funding LLC
5.150% due 01/20/43 ~ 587,337 590,207
7.120% due 09/20/40 ~ 24,908 25,490
Silver Point CLO 12 Ltd. (Cayman)
4.983% (SOFR + 1.310%)
due 10/15/38 ~ § 1,380,000 1,384,655
SMB Private Education Loan Trust
1.310% due 07/17/51 ~ 184,395 174,416
1.340% due 03/17/53 ~ 1,155,250 1,091,455
1.390% due 01/15/53 ~ 710,938 649,668
1.590% due 01/15/53 ~ 137,679 127,031
3.960% due 07/15/42 ~ 1,155,000 1,135,469
4.000% due 07/15/42 ~ 120,000 117,735
Sprite Ltd. (Cayman)
5.227% due 03/15/41 ~ 1,358,970 1,338,615
Stonepeak ABS
2.301% due 02/28/33 ~ 2,153,224 2,114,059
Stream Innovations Issuer Trust
5.210% due 02/15/45 ~ 445,516 443,117
6.270% due 07/15/44 ~ 92,587 95,023
Subway Funding LLC
5.246% due 07/30/54 ~ 788,000 774,645
Sunnova Helios II Issuer LLC
3.750% due 06/20/46 ~ 157,738 146,414
Sunnova Helios XIII Issuer LLC
5.300% due 02/20/51 ~ 2,123,989 1,854,426
Sunrun Demeter Issuer LLC
2.270% due 01/30/57 ~ 152,709 139,703
Symetra CLO Ltd. (Cayman)
6.925% (SOFR + 3.250%)
due 04/20/38 ~ § 1,070,000 1,077,829
Textainer Marine Containers VII Ltd. (China)
1.680% due 02/20/46 ~ 310,173 292,017

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.100% due 09/20/45 ~ $ 985,984 $ 928,498
Thrust Engine Leasing DAC
4.163% due 07/15/40 ~ 1,966,606 1,942,352
TIC Home Improvement Trust
6.670% due 10/15/46 ~ 404,395 409,258
TIF Funding III LLC (Bermuda)
6.310% due 04/20/49 ~ 353,281 350,077
TMCL VII Holdings Ltd. (Bermuda)
6.430% due 07/23/50 ~ 1,278,505 1,271,834
TPG CLO Ltd. (Cayman)
5.043% (SOFR + 1.370%)
due 07/15/37 ~ § 1,395,000 1,398,749
Trafigura Securitisation Finance PLC (Ireland)
5.029% (SOFR + 1.400%)
due 11/15/27 ~ § 3,600,000 3,616,153
5.120% due 12/15/29 ~ 730,000 729,737
Tricon Residential Trust
6.230% due 07/17/40 ~ 1,725,000 1,703,156
TSC SPV Funding LLC
5.954% due 05/20/56 ~ 200,000 200,295
Volofin Finance DAC (Ireland)
5.935% due 06/15/37 ~ 1,077,421 1,085,256
Wave LLC
3.597% due 09/15/44 ~ 501,219 492,696
Willis Engine Structured Trust VII
8.000% due 10/15/48 ~ 39,635 40,081
Zayo Issuer LLC
5.953% due 06/20/55 ~ 2,020,000 2,046,875
175,241,009
Total Asset-Backed Securities
    (Cost $216,496,663) 217,872,328
U.S. TREASURY OBLIGATIONS - 20.4%
U.S. Treasury Bonds - 11.6%
2.000% due 11/15/41  12,938,000 8,964,619
3.000% due 11/15/44  6,124,000 4,686,056
3.250% due 05/15/42  5,867,000 4,832,827
3.625% due 08/15/43  510,000 434,596
3.625% due 02/15/53  535,000 427,979
3.625% due 05/15/53  20,330,000 16,252,088
3.875% due 05/15/43  2,175,000 1,923,133
4.000% due 11/15/52  6,485,000 5,549,741
4.125% due 08/15/53  27,791,000 24,281,843
4.250% due 02/15/54  1,976,000 1,763,464
4.375% due 08/15/43  21,744,000 20,453,375
4.500% due 02/15/44  4,558,000 4,342,207
4.625% due 11/15/45  17,346,000 16,663,001
4.625% due 02/15/46  21,943,000 21,068,709
4.750% due 02/15/45  656,000 641,868
4.750% due 02/15/56  1,344,000 1,304,205
4.875% due 08/15/45  11,549,000 11,464,187
5.000% due 05/15/45 ‡ 6,619,000 6,677,175
5.000% due 05/15/56  4,117,000 4,161,065
155,892,138
U.S. Treasury Inflation Protected Securities - 2.5%
1.125% due 10/15/30 ^ 34,463,072 33,473,483
U.S. Treasury Notes - 6.3%
3.375% due 11/30/27  4,092,000 4,048,363
3.500% due 01/31/28  310,000 306,827
3.500% due 02/15/29  494,000 485,857
a
Principal
Amount Value
3.750% due 10/31/32  $ 903,000 $ 876,386
3.750% due 11/30/32  754,000 731,468
3.875% due 03/31/31  4,287,000 4,226,714
3.875% due 08/31/32  910,000 890,538
3.875% due 08/15/33  15,782,400 15,349,309
4.000% due 06/30/32  2,950,000 2,909,207
4.000% due 07/31/32  4,532,000 4,467,030
4.125% due 06/30/31  9,044,000 9,012,558
4.125% due 03/31/32  8,882,000 8,825,967
4.125% due 05/31/32  8,135,000 8,078,436
4.125% due 02/15/36  4,139,000 4,038,759
4.250% due 03/31/33  10,024,000 9,994,241
4.375% due 05/15/36  9,485,000 9,435,352
83,677,012
Total U.S. Treasury Obligations
    (Cost $282,508,115) 273,042,633
FOREIGN GOVERNMENT BONDS & NOTES - 5.2%
Angola Government (Angola)
9.244% due 01/15/31 ~
859,000
890,227
Brazil Notas do Tesouro Nacional (Brazil)
10.000% due 01/01/31
BRL 11,879,000
2,002,004
10.000% due 01/01/33
40,834,000
6,572,092
Chile Government (Chile)
3.100% due 01/22/61 †
$ 3,728,000
2,342,303
3.250% due 09/21/71 †
4,291,000
2,714,272
5.650% due 01/13/37
1,919,000
1,997,295
Dominican Republic (Dominican Republic)
5.750% due 03/17/34 ~
1,800,000
1,778,040
Egypt Government (Egypt)
5.800% due 09/30/27 ~ †
328,000
328,595
Hungary Government (Hungary)
2.250% due 06/22/34
HUF 743,490,000
1,956,421
3.000% due 08/21/30
401,610,000
1,195,770
3.250% due 10/22/31
572,910,000
1,692,759
7.000% due 10/24/35
301,550,000
1,104,404
Kyrgyz Republic (Kyrgyzstan)
7.750% due 06/03/30 ~
$ 1,405,000
1,425,608
Mexican Bonos (Mexico)
8.000% due 07/31/53
MXN 90,919,600
4,417,229
8.500% due 05/31/29
29,778,800
1,726,075
Mexico Government (Mexico)
5.375% due 03/22/33
$ 1,263,000
1,238,435
6.125% due 02/09/38 †
2,206,000
2,166,843
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~
1,899,000
1,913,306
8.631% due 01/13/36 ~
1,001,000
1,087,667
8.747% due 01/21/31 ~
402,000
430,619
Pakistan Government (Pakistan)
6.875% due 12/05/27 ~
1,472,000
1,487,021
Republic of Poland Government (Poland)
5.500% due 03/18/54
2,218,000
2,101,842
Republic of South Africa Government (South
Africa)
7.100% due 11/19/36 ~
580,000
623,110
7.300% due 04/20/52
638,000
644,439
9.000% due 01/31/40
ZAR 42,422,000
2,619,548
Republic of Uzbekistan (Uzbekistan)
3.900% due 10/19/31 ~
$ 342,000
318,140
6.900% due 02/28/32 ~
3,720,000
3,978,145
6.947% due 05/25/32 ~
430,000
461,424
12.250% due 04/13/29 ~
UZS 6,510,000,000
557,094

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $1,739,092 or
0.1% of the Fund’s net assets were in default.
(c) As of June 30, 2026, investments with a total aggregate value of $7,183,408 or 0.5% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(d) As of June 30, 2026, investments with a total aggregate value of $7,585,957 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
a
Principal
Amount Value
Romania Government (Romania)
5.750% due 07/04/36 ~
$ 3,662,000
$ 3,508,846
Saudi Government (Saudi Arabia)
5.625% due 01/13/35 ~ †
695,000
719,629
Turkiye Government (Turkey)
36.000% due 08/12/26
TRY 99,701,000
2,133,243
36.780% due 10/13/27
67,272,000
1,439,288
Uruguay Government (Uruguay)
8.000% due 10/29/35
UYU 38,650,000
985,210
8.250% due 05/21/31
94,759,472
2,463,531
8.500% due 03/15/28 ~
42,031,000
1,082,228
9.750% due 07/20/33
186,944,000
5,188,574
Total Foreign Government Bonds & Notes
    (Cost $68,983,637) 69,291,276
SHORT-TERM INVESTMENTS - 1.8%
U.S. Treasury Bills - 1.8%
1.839% due 07/02/26  $ 7,920,000 7,919,209
3.145% due 07/07/26  5,960,000 5,956,462
3.422% due 07/14/26  6,015,000 6,007,241
3.632% due 08/06/26 ‡ 2,380,000 2,371,408
3.977% due 12/24/26  2,265,000 2,222,571
24,476,891
Total Short-Term Investments
(Cost $24,476,992) 24,476,891
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.8%
    (Cost $1,349,620,823) 1,336,267,708
Shares
SECURITIES LENDING COLLATERAL - 7.3%
Mutual Funds - 2.6%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 34,826,012 34,826,012
Principal
Amount
Repurchase Agreements - 4.7%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$43,090,928; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$43,952,771) $ 43,086,560 43,086,560
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$19,991,266; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $20,417,492) 19,962,310 19,962,310
63,048,870
Total Securities Lending Collateral
(Cost $97,874,882) 97,874,882
a
Value
TOTAL INVESTMENTS - 107.1%
(Cost $1,447,495,705) $ 1,434,142,590
DERIVATIVES - 0.0% 302,360
OTHER ASSETS & LIABILITIES, NET -  (7.1%) (94,944,164)
NET ASSETS - 100.0% $1,339,500,786
Corporate Bonds & Notes 35.1%
U.S. Treasury Obligations 20.4%
Mortgage-Backed Securities 16.8%
Asset-Backed Securities 16.3%
Securities Lending Collateral 7.3%
Foreign Government Bonds & Notes 5.2%
Senior Loan Notes 3.9%
Others (each less than 3.0%) 2.1%
107.1%
Derivatives 0.0%
Other Assets & Liabilities, Net (7.1%)
100.0%

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(e) As of June 30, 2026, open futures contracts outstanding were as follows:
(f) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/26 1,325 $ 273,144,901 $ 273,125,976 ( $ 18,925)
CBOT 5 Year U.S. Treasury Notes 09/26 619 66,088,077 66,262,016 173,939
CBOT 10 Year U.S. Treasury Notes 09/26 80 8,708,279 8,791,250 82,971
CBOT U.S. Long Bond 09/26 79 8,700,003 8,966,500 266,497
CBOT Ultra U.S. Treasury Bond 09/26 57 6,485,677 6,620,906 135,229
$639,711
Short Futures Outstanding
CBOT 5 Year U.S. Treasury Notes 09/26 26 2,771,998 2,783,219 (11,221)
CBOT Ultra 10 Year U.S. Treasury Notes 09/26 272 30,265,370 30,591,500 (326,130)
($337,351)
Total Futures Contracts $ 302,360
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 1,321,653 $ 1,321,653 $ – $ –
Corporate Bonds & Notes 470,826,085 – 470,826,085 –
Convertible Corporate Bonds & Notes 2,151,360 – 2,151,360 –
Senior Loan Notes 51,659,167 – 51,659,167 –
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 40,864,713 – 36,786,633 4,078,080
Collateralized Mortgage Obligations - Residential 43,336,141 – 40,230,813 3,105,328
Federal Home Loan Mortgage Corp. 40,915,716 – 40,915,716 –
Federal National Mortgage Association 71,562,267 – 71,562,267 –
Government National Mortgage Association 3,976,797 – 3,976,797 –
Uniform Mortgage-Backed Securities 24,970,681 – 24,970,681 –
Total Mortgage-Backed Securities 225,626,315 – 218,442,907 7,183,408
Asset-Backed Securities
Automobile Other 34,316,549 – 34,316,549 –
Automobile Sequential 5,850,267 – 5,850,267 –
Credit Card Bullet 1,167,443 – 1,167,443 –
Credit Card Other 808,090 – 808,090 –
Home Equity Sequential 488,970 – 488,970 –
Other Asset-Backed Securities 175,241,009 – 167,206,009 8,035,000
Total Asset-Backed Securities 217,872,328 – 209,837,328 8,035,000
U.S. Treasury Obligations 273,042,633 – 273,042,633 –
Foreign Government Bonds & Notes 69,291,276 – 69,291,276 –
Short-Term Investments 24,476,891 – 24,476,891 –
Securities Lending Collateral 97,874,882 34,826,012 63,048,870 –
Derivatives:
Interest Rate Contracts
Futures 658,636 658,636 – –
Total Assets 1,434,801,226 36,806,301 1,382,776,517 15,218,408
a
Liabilities Due to Custodian (244,662) – (244,662) –
Derivatives:
Interest Rate Contracts
Futures (356,276) (356,276) – –
Total Liabilities (600,938) (356,276) (244,662) –
Total $1,434,200,288 $36,450,025 $1,382,531,855 $15,218,408

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
As of June 30, 2026, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
Additional information about Level 3 fair value measurements as of June 30, 2026 was as follows:
Significant changes to discount factor and cost would have direct and proportional changes to the fair value of the security.
Mortgage
Backed
Securities
Asset
Backed
Securities
Value, Beginning of Period $7,536,518 $ –
Purchases 80 8,035,000
Sales (Includes Paydowns) (48,098) –
Accrued Discounts (Premiums) (614,955) –
Net Realized Gains (Losses) (68) –
Change in Net Unrealized Appreciation (Depreciation) (96,431) –
Transfers In 406,362 –
Transfers Out – –
Value, End of Period $ 7,183,408 $ 8,035,000
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Period, if Applicable ($66,217) $ –
Value at
6/30/2026
Valuation
Technique(s)
Unobservable
Input(s)
Single Input
or Range
of Inputs
Weighted
Average
Mortgage-Backed Securities $7,183,408 Discount Factor Trade Prices 1% - 5% N/A
Asset-Backed Securities 8,035,000 Cost Trade Prices $100.00 $100.00

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
EXCHANGE-TRADED FUNDS - 5.4%
Invesco Senior Loan ETF 240,000 $ 4,888,800
iShares iBoxx High Yield Corporate Bond † 21,868 1,748,784
SPDR Blackstone Senior Loan † 163,613 6,591,968
SPDR Bloomberg High Yield Bond ETF † 50,000 4,818,500
SPDR Bloomberg Short Term High Yield Bond
ETF † 171,016 4,280,530
a
Total Exchange-Traded Funds
    (Cost $22,500,809) 22,328,582
Principal
Amount
CORPORATE BONDS & NOTES - 2.1%
Consumer, Cyclical - 0.4%
QXO Building Products, Inc.
6.875% due 07/15/34 ~ $ 1,550,000 1,592,122
Consumer, Non-Cyclical - 0.0%
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 125,000 129,356
Financial - 0.8%
CoreLogic, Inc.
4.500% due 05/01/28 ~ † 3,260,000 3,187,148
Industrial - 0.7%
Goat Holdco LLC
6.750% due 02/01/32 ~ 2,764,000 2,834,888
Technology - 0.2%
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 925,000 896,466
Total Corporate Bonds & Notes
    (Cost $8,563,673) 8,639,980
SENIOR LOAN NOTES - 90.1%
Basic Materials - 1.1%
Nouryon Finance BV Term B (Netherlands)
due 07/03/31 ∞ 1,025,000 1,026,922
6.936% (SOFR + 3.250%)
due 04/03/28 § 2,031,635 2,032,905
6.937% (SOFR + 3.250%)
due 04/03/28 § 1,242,434 1,243,210
4,303,037
Communications - 8.3%
Chewy, Inc.
5.490% (SOFR + 1.750%)
due 06/23/33 ± § 700,000 700,438
Discovery Global Holdings, Inc. Term B
6.144% (SOFR + 2.500%)
due 06/03/33 § 9,562,500 9,577,025
iHeartCommunications, Inc.
9.533% (SOFR + 5.775%)
due 05/01/29 § ∞ 2,368,987 2,266,332
Iridium Satellite LLC Term B4
due 09/20/30 ∞ 1,000,000 1,001,473
Level 3 Financing, Inc. Term B5
due 03/29/32 ∞ 2,475,000 2,478,480
a
Principal
Amount Value
Proofpoint, Inc. Term B
6.732% (SOFR + 3.000%)
due 08/31/28 § ∞ $ 14,671,109 $ 14,141,321
StubHub Holdco Sub LLC Term B
8.394% (SOFR + 4.750%)
due 03/15/30 § 103,209 103,390
Zayo Group Holdings, Inc.
6.758% (SOFR + 3.000%)
due 03/11/30 § ∞ 4,012,359 4,016,480
34,284,939
Consumer, Cyclical - 14.5%
AI Aqua Merger Sub, Inc. Term B
due 06/24/33 ∞ 800,000 800,666
Alterra Mountain Co.
Term B6
6.144% (SOFR + 2.500%)
due 08/17/28 § 7,047,403 7,060,617
Term B8
6.144% (SOFR + 2.500%)
due 05/31/30 § 729,487 731,767
BC Unlimited Liability Co. Term B6 (Canada)
5.394% (SOFR + 1.750%)
due 09/20/30 § 2,842,423 2,842,779
BCPE Empire Holdings, Inc. Term B
6.894% (SOFR + 3.250%)
due 12/11/30 § 748,101 739,373
7.144% (SOFR + 3.500%)
due 12/29/32 § 3,715,688 3,676,989
Beach Acquisition Bidco LLC Term B
6.394% (SOFR + 2.750%)
due 09/12/32 § 1,895,250 1,908,873
Bulldog Purchaser, Inc. Term B
due 02/04/33 ∞ 750,000 751,781
Clarios Global LP Term B
6.144% (SOFR + 2.500%)
due 05/06/30 § 2,750,000 2,754,584
Core & Main LP 2033-06-24
due 07/01/33 ∞ 600,000 600,563
FCG Acquisitions, Inc.
6.894% (SOFR + 3.250%)
due 03/04/33 § 3,207,770 3,223,475
Fertitta Entertainment LLC Term B
6.894% (SOFR + 3.250%)
due 01/27/29 § 328,836 328,877
Great Outdoors Group LLC Term B3
6.894% (SOFR + 3.250%)
due 01/23/32 § ∞ 3,072,502 3,084,344
MIC Glen LLC Term B
6.894% (SOFR + 3.250%)
due 07/21/28 § 1,089,000 1,092,131
PetSmart LLC Term B
7.652% (SOFR + 4.000%)
due 08/18/32 § ∞ 2,170,625 2,171,710
Pioneer Opco LLC Term B
6.894% (SOFR + 3.250%)
due 05/16/33 § ∞ 2,637,000 2,652,659
QXO Building Products, Inc. Term B
5.647% (SOFR + 2.000%)
due 07/01/33 § 3,750,000 3,745,313
Raising Cane's Restaurants LLC Term B
5.621% (SOFR + 2.000%)
due 06/06/33 § 400,000 398,438

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Tacala Investment Corp. Term B
6.644% (SOFR + 3.000%)
due 01/31/31 § $ 636,275 $ 637,609
TKO Worldwide Holdings LLC Term B5
5.412% (SOFR + 1.750%)
due 11/21/31 § ∞ 6,031,883 6,019,318
VSE Corp. Term B
5.613% (SOFR + 2.000%)
due 05/05/33 § ∞ 3,300,000 3,306,187
Weber-Stephen Products LLC Term B
7.442% (SOFR + 3.750%)
due 10/01/32 § ∞ 4,937,625 4,884,546
Whatabrands LLC Term B
6.144% (SOFR + 2.500%)
due 08/03/28 § 6,320,898 6,320,190
59,732,789
Consumer, Non-Cyclical - 23.6%
Alkermes, Inc. Term B
6.482% (SOFR + 2.750%)
due 08/12/31 § 1,645,875 1,652,561
Allied Universal Holdco LLC Term B
6.894% (SOFR + 3.250%)
due 08/20/32 § 9,176,769 9,188,681
Amneal Pharmaceuticals LLC Term B
6.644% (SOFR + 3.000%)
due 08/01/32 § ∞ 1,744,989 1,754,805
Anticimex Global AB Term B8 (Sweden)
6.410% (SOFR + 2.900%)
due 11/17/31 § 3,107,591 3,116,914
APi Group DE, Inc. Term B
5.394% (SOFR + 1.750%)
due 05/16/33 § 199,500 199,398
Bausch & Lomb Corp. Term B
7.394% (SOFR + 3.750%)
due 01/15/31 § 7,559,927 7,589,456
Belron Finance LLC Term B
5.657% (SOFR + 2.000%)
due 10/16/31 § 2,981,266 2,982,509
BioMarin Pharmaceutical, Inc. Term B
5.428% (SOFR + 1.750%)
due 04/27/33 § 5,100,000 5,103,825
Covetrus, Inc.
8.732% (SOFR + 5.000%)
due 10/13/29 § ∞ 12,937,783 12,565,821
Curium BidCo SARL Term B (Luxembourg)
6.732% (SOFR + 3.000%)
due 08/04/31 § 2,615,625 2,617,260
Gainwell Acquisition Corp. Term B
7.832% (SOFR + 4.000%)
due 10/01/27 § ∞ 17,930,949 17,697,847
Garda World Security Corp. Term B (Canada)
6.419% (SOFR + 2.750%)
due 02/01/29 § 2,919,582 2,919,582
Genmab AS Term B (Denmark)
due 12/13/32 ∞ 2,923,077 2,923,483
Grant Thornton Advisors LLC Term B
6.394% (SOFR + 2.750%)
due 06/02/31 § 1,453,727 1,384,045
Hopper Merger Sub, Inc. Term B
5.995% (SOFR + 2.250%)
due 04/07/33 § ∞ 6,850,000 6,707,006
a
Principal
Amount Value
Jupiter Buyer, Inc. Term B
7.732% (SOFR + 4.000%)
due 11/03/31 § $ 348,237 $ 349,804
Mavis Tire Express Services Topco Corp. Term
B
6.669% (SOFR + 3.000%)
due 05/04/28 § 2,866,540 2,865,288
6.920% (SOFR + 3.250%)
due 05/06/33 § ∞ 2,900,000 2,900,679
McKesson Medical-Surgical Top Holdings, Inc.
Term B
5.982% (SOFR + 2.250%)
due 06/09/32 § 3,075,000 3,081,245
Medline Borrower LP Term B
5.144% (SOFR + 1.500%)
due 05/30/33 § 3,491,250 3,473,249
Snacking Investments U.S. LLC Term B
6.657% (SOFR + 3.000%)
due 10/29/32 § ∞ 1,247,500 1,249,839
United Natural Foods, Inc. Term B
due 05/01/31 ∞ 250,000 251,198
Wand NewCo 3, Inc. Term B2
6.144% (SOFR + 2.500%)
due 01/30/31 § 4,431,054 4,431,802
97,006,297
Energy - 1.5%
Colossus Acquireco LLC Term B
5.370% (SOFR + 1.750%)
due 01/31/33 § ∞ 5,873,747 5,841,441
Traverse Midstream Partners LLC Term B
due 04/21/33 ∞ 500,000 500,313
6,341,754
Financial - 14.7%
Acrisure LLC Term B6
6.644% (SOFR + 3.000%)
due 11/06/30 § 3,120,423 2,835,684
Alera Group, Inc. (2nd Lien)
9.144% (SOFR + 5.500%)
due 05/30/33 § 6,350,000 6,066,898
Ascensus Holdings, Inc.
8.982% (SOFR + 5.250%)
due 11/25/33 ± § 2,750,000 2,777,500
Term B
due 11/25/32 ∞ 1,000,000 976,562
CoreLogic, Inc.
10.258% (SOFR + 6.500%)
due 06/04/29 ± § ∞ 6,500,000 6,435,000
Term B
7.258% (SOFR + 3.500%)
due 06/02/28 § ∞ 9,169,988 9,078,288
CRC Insurance Group LLC (2nd Lien)
8.482% (SOFR + 4.750%)
due 05/06/32 § ∞ 14,000,000 13,720,000
Cushman & Wakefield U.S. Borrower LLC Term
B
5.894% (SOFR + 2.250%)
due 06/13/33 § 250,000 249,453
Deerfield Dakota Holding LLC
6.732% (SOFR + 3.000%)
due 09/13/32 § 4,545,561 4,466,014

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Edelman Financial Engines Center LLC
7.644% (SOFR + 4.000%)
due 12/01/31 § ∞ $ 1,850,000 $ 1,857,631
Goosehead Insurance Holdings LLC Term B1
6.637% (SOFR + 3.000%)
due 01/08/32 ± § 1,187,023 1,175,152
Hyperion Refinance SARL Term B (United
Kingdom)
6.394% (SOFR + 2.750%)
due 04/18/30 § 4,841,478 4,558,770
Pioneer AcquisitionCo LLC Term B
6.149% (SOFR + 2.500%)
due 10/27/32 § 249,375 250,155
Trucordia Insurance Holdings LLC
6.894% (SOFR + 3.250%)
due 06/17/32 ± § 6,925,247 6,198,096
60,645,203
Industrial - 18.0%
Arcwood Environmental, Inc. Term B
6.644% (SOFR + 3.000%)
due 04/01/33 ± § 450,000 452,250
Azuria Water Solutions, Inc. Term B
due 04/25/33 ∞ 108,235 108,235
6.482% (SOFR + 2.750%)
due 04/25/33 § 1,041,765 1,041,765
Belden, Inc. Term B
due 06/10/33 ± ∞ 3,350,000 3,358,375
Brown Group Holding LLC
Term B1
6.144% (SOFR + 2.500%)
due 07/01/31 § 1,487,418 1,492,841
Term B2
6.163% (SOFR + 2.500%)
due 07/01/31 § 1,995,001 2,002,482
Chariot Buyer LLC Term B
6.644% (SOFR + 3.000%)
due 09/08/32 § ∞ 6,111,007 6,121,701
Columbus McKinnon Corp. Term B
7.232% (SOFR + 3.500%)
due 02/03/33 § ∞ 1,747,037 1,745,398
DG Investment Intermediate Holdings 2, Inc.
(2nd Lien)
9.144% (SOFR + 5.500%)
due 07/29/33 ± § 2,225,000 2,244,469
Engineered Machinery Holdings, Inc. Term B
6.982% (SOFR + 3.250%)
due 11/26/32 § 981,968 988,105
Filtration Group Corp. Term B
6.144% (SOFR + 2.500%)
due 10/21/28 § 2,409,172 2,412,935
Groundworks LLC Term B
6.652% (SOFR + 3.000%)
due 03/14/31 § 418,948 417,835
Icebox Holdco III, Inc.
10.232% (SOFR + 6.500%)
due 12/22/32 § ∞ 1,825,402 1,840,613
Term B
6.982% (SOFR + 3.250%)
due 12/22/31 § 1,725,088 1,733,066
Indicor LLC Term B
6.144% (SOFR + 2.500%)
due 11/22/29 § 3,503,072 3,505,534
a
Principal
Amount Value
Jeld-Wen, Inc. Term B
5.758% (SOFR + 2.000%)
due 07/28/28 § $ 1,188,727 $ 1,021,032
Kaman Corp. Term B
due 02/26/32 ∞
φ
138,621 138,678
5.670% (SOFR + 2.000%)
due 02/26/32 § 1,195,092 1,194,345
Karman Holdings Inc Term B
6.482% (SOFR + 2.750%)
due 04/01/32 § 1,865,002 1,874,909
Merlin Buyer, Inc.
7.732% (SOFR + 4.000%)
due 04/15/33 § 525,000 526,969
Modern Aviation Fbo Holdings LLC
6.730% (SOFR + 3.000%)
due 06/30/33 § 1,875,000 1,882,031
Proampac PG Borrower LLC Term B
7.652% (SOFR + 4.000%)
due 03/07/33 § 3,166,096 3,119,396
Quikrete Holdings, Inc. Term B3
5.894% (SOFR + 2.250%)
due 02/10/32 § 2,468,750 2,469,523
SunSource Borrower LLC
7.744% (SOFR + 4.000%)
due 03/25/31 § ∞ 2,264,105 2,267,542
Sword Purchaser LLC Term B
7.644% (SOFR + 4.000%)
due 04/11/33 § 1,425,000 1,392,380
Tamko Building Products LLC Term B
due 09/20/30 ∞ 600,000 600,750
TK Elevator U.S. Newco, Inc. Term B (Germany)
6.377% (SOFR + 2.750%)
due 04/30/30 § ∞ 12,742,139 12,810,832
6.442% (SOFR + 2.750%)
due 04/30/30 § 1,396,500 1,403,981
TransDigm, Inc.
Term J
6.144% (SOFR + 2.500%)
due 02/28/31 § 297,971 298,369
Term L
6.144% (SOFR + 2.500%)
due 01/19/32 § 746,203 747,125
Term M
6.144% (SOFR + 2.500%)
due 08/19/32 § ∞ 7,875,040 7,884,789
Term N
6.144% (SOFR + 2.500%)
due 02/13/33 § 3,730,650 3,735,112
Victory Buyer LLC Term B
6.663% (SOFR + 3.000%)
due 02/14/33 § ∞ 1,025,000 1,029,698
73,863,065
Technology - 6.8%
Applied Systems, Inc. (2nd Lien)
8.232% (SOFR + 4.500%)
due 02/23/32 § 3,420,000 3,380,099
Central Parent LLC Term B
6.982% (SOFR + 3.250%)
due 07/06/29 § 1,385,412 914,372
Ellucian Holdings, Inc. (2nd Lien)
8.394% (SOFR + 4.750%)
due 11/22/32 § 8,147,500 7,896,288

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
a
Principal
Amount Value
RealPage, Inc.
7.482% (SOFR + 3.750%)
due 04/24/28 § $ 5,557,112 $ 5,236,033
Term B
6.994% (SOFR + 3.000%)
due 04/24/28 § 10,165,356 9,496,140
Skopima Consilio Parent LLC
7.394% (SOFR + 3.750%)
due 05/12/28 § 1,458,057 1,203,938
28,126,870
Utilities - 1.6%
NRG Energy, Inc. Term B
5.394% (SOFR + 1.750%)
due 04/28/33 § 4,638,375 4,639,205
Talen Energy Supply LLC Term B
5.387% (SOFR + 1.750%)
due 11/25/32 § 299,229 297,974
5.387% (SOFR + 1.750%)
due 12/15/31 § ∞ 1,745,570 1,740,115
6,677,294
Total Senior Loan Notes
    (Cost $374,607,712) 370,981,248
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.6%
    (Cost $405,672,194) 401,949,810
Shares
SECURITIES LENDING COLLATERAL - 5.0%
Mutual Funds - 1.8%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 7,263,448 7,263,448
Principal
Amount
Repurchase Agreements - 3.2%
Clear Street LLC
3.640% due 07/01/26
(Dated 06/30/26, repurchase price of
$8,987,211; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $9,166,960) $ 8,986,300 8,986,300
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$4,169,456; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $4,258,351) 4,163,417 4,163,417
13,149,717
Total Securities Lending Collateral
(Cost $20,413,165) 20,413,165
a
Value
TOTAL INVESTMENTS - 102.6%
(Cost $426,085,359) $ 422,362,975
OTHER ASSETS & LIABILITIES, NET -  (2.6%) (10,721,374)
NET ASSETS - 100.0% $ 411,641,601
Consumer, Non-Cyclical 23 .6%
Industrial 18 .7%
Financial 15 .5%
Consumer, Cyclical 14 .9%
Communications 8 .3%
Technology 7 .0%
Exchange-Traded Funds 5 .4%
Securities Lending Collateral 5 .0%
Others (each less than 3.0%) 4 .2%
102 .6%
Other Assets & Liabilities, Net ( 2 .6% )
100 .0%

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
As of June 30, 2026, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
The table below shows transfers to/from Level 3:
All significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $23,341,280 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 22,328,582 $ 22,328,582 $ – $ –
Corporate Bonds & Notes 8,639,980 – 8,639,980 –
Senior Loan Notes 370,981,248 – 347,639,968 23,341,280
Securities Lending Collateral 20,413,165 7,263,448 13,149,717 –
Total $ 422,362,975 $ 29,592,030 $ 369,429,665 $ 23,341,280
Senior Loan
Notes
Value, Beginning of Period $ 25,949,739
Purchases 24,262,585
Sales (Includes Paydowns) (16,334,996)
Accrued Discounts (Premiums) 1,567
Net Realized Gains (Losses) (18,705)
Change in Net Unrealized Appreciation (Depreciation) (91,956)
Transfers In 6,198,096
Transfers Out (16,625,050)
Value, End of Period $ 23,341,280
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Period, if Applicable ( $ 27,178 )
Amount Level Transfer Change in Fair Valuation Measurement Inputs
Transferred From To From To
$ 6,198,096 2 3 Vendor Price (Observable Inputs) Unobservable Single Broker Quote
16,625,050 3 2 Unobservable Single Broker Quote Vendor Price (Observable Inputs)

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 87.2%
Basic Materials - 1.4%
FMC Corp.
8.000% due 06/01/31 ~ $ 300,000 $ 312,447
Magnera Corp.
7.250% due 11/15/31 ~ † 1,775,000 1,734,290
Novelis Corp.
3.875% due 08/15/31 ~ 1,725,000 1,572,231
4.750% due 01/30/30 ~ 783,000 757,832
Olympus Water U.S. Holding Corp.
7.250% due 02/15/33 ~ 2,900,000 2,870,196
WR Grace Holdings LLC
7.000% due 08/01/33 ~ 2,925,000 2,850,654
10,097,650
Communications - 8.6%
APLD ComputeCo 2 LLC
6.750% due 03/15/31 ~ 2,600,000 2,611,188
APLD ComputeCo 3 LLC
7.000% due 06/15/31 ~ 1,075,000 1,074,140
APLD ComputeCo LLC
9.250% due 12/15/30 ~ 4,700,000 5,072,965
Beignet Investor LLC
6.581% due 05/30/49 ~ 2,575,000 2,628,170
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~ 3,125,000 2,816,772
4.250% due 01/15/34 ~ † 1,800,000 1,525,517
4.750% due 03/01/30 ~ † 5,160,000 4,895,143
5.375% due 06/01/29 ~ † 3,200,000 3,132,131
7.375% due 02/01/36 ~ † 1,775,000 1,742,855
Cipher Compute LLC
7.125% due 11/15/30 ~ 3,075,000 3,200,376
Connect Finco SARL/Connect U.S. Finco LLC
(United Kingdom)
9.000% due 09/15/29 ~ 2,475,000 2,607,398
Flash Compute LLC
7.250% due 12/31/30 ~ 1,800,000 1,853,050
HUT 8 DC LLC
6.192% due 11/15/42 ~ 2,575,000 2,609,256
Level 3 Financing, Inc.
6.875% due 06/30/33 ~ 4,650,000 4,780,456
7.000% due 03/31/34 ~ 1,175,000 1,212,398
7.500% due 02/15/37 ~ † 1,075,000 1,104,325
8.500% due 01/15/36 ~ 875,000 940,300
QTS Fayetteville I Dc1-2 LLC/QTS TRS
Fayetteville I DC1-2 LLC
5.700% due 04/15/36 ~ † 4,475,000 4,256,426
Space Exploration Technologies Corp.
5.875% due 07/15/36 ~ 3,500,000 3,455,668
SV RNO Property Owner 1 LLC
5.875% due 03/01/31 ~ 3,500,000 3,451,764
Uniti Group LP/ Uniti Group Finance 2019, Inc./
CSL Capital LLC
8.625% due 06/15/32 ~ 850,000 887,452
Univision Communications, Inc.
8.500% due 07/31/31 ~ 650,000 653,307
8.875% due 04/15/33 ~ 1,975,000 1,945,580
Windstream Services LLC/Windstream Escrow
Finance Corp.
8.250% due 10/01/31 ~ 2,550,000 2,690,479
61,147,116
a
Principal
Amount Value
Consumer, Cyclical - 14.7%
Beach Acquisition Bidco LLC
10.000% Cash or 10.750% PIK
due 07/15/33 ~ $ 2,951,336 $ 3,352,673
Caesars Entertainment, Inc.
6.500% due 02/15/32 ~ † 2,850,000 2,782,258
7.000% due 02/15/30 ~ 1,700,000 1,710,788
Carnival Corp. Ltd.
5.125% due 05/01/29 ~ 275,000 274,707
5.750% due 08/01/32 ~ 1,000,000 1,011,017
5.875% due 06/15/31 ~ † 4,250,000 4,328,769
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~ 3,600,000 3,502,406
6.750% due 01/15/30 ~ † 1,525,000 1,496,629
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
5.000% due 06/01/29 ~ † 8,225,000 8,038,369
6.625% due 01/15/32 ~ 1,200,000 1,218,559
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 22,678,000 19,101,586
NCL Corp. Ltd.
5.875% due 01/15/31 ~ 6,025,000 5,851,916
6.250% due 09/15/33 ~ † 4,525,000 4,397,225
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 1,250,000 1,201,929
3.875% due 01/15/28 ~ 650,000 638,114
4.000% due 10/15/30 ~ 3,400,000 3,211,722
4.375% due 01/15/28 ~ 1,900,000 1,879,647
6.125% due 06/15/29 ~ 1,375,000 1,396,340
Newell Brands, Inc.
8.500% due 06/01/28 ~ 7,050,000 7,369,351
QXO Building Products, Inc.
6.875% due 07/15/34 ~ † 3,250,000 3,338,321
Rivers Enterprise Borrower LLC
6.250% due 10/15/30 ~ 3,000,000 3,039,198
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ † 8,200,000 8,029,857
Six Flags Entertainment Corp./Canada's
Wonderland Co./Millennium Operations LLC
8.625% due 01/15/32 ~ † 2,525,000 2,601,612
Veritiv Operating Co.
10.500% due 11/30/30 ~ † 4,475,000 4,582,328
Viking Cruises Ltd.
5.875% due 10/15/33 ~ 1,450,000 1,452,981
7.000% due 02/15/29 ~ † 1,935,000 1,942,510
9.125% due 07/15/31 ~ 2,750,000 2,882,949
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
6.250% due 03/15/33 ~ † 1,675,000 1,682,196
7.125% due 02/15/31 ~ † 2,365,000 2,500,646
104,816,603
Consumer, Non-Cyclical - 12.4%
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
5.625% due 03/31/32 ~ 4,700,000 4,546,529
5.750% due 03/31/34 ~ † 6,300,000 6,007,650
Albion Financing 1 SARL/Aggreko Holdings,
Inc. (Luxembourg)
7.000% due 05/21/30 ~ 2,750,000 2,849,300
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 6,100,000 6,380,106

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.875% due 06/15/30 ~ $ 7,900,000 $ 8,123,467
Charles River Laboratories International, Inc.
4.000% due 03/15/31 ~ 2,800,000 2,628,184
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ † 605,000 556,998
9.750% due 01/15/34 ~ 1,150,000 1,202,130
10.875% due 01/15/32 ~ 1,150,000 1,239,920
EquipmentShare.com, Inc.
9.000% due 05/15/28 ~ 3,100,000 3,166,225
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 1,635,000 1,650,354
9.625% due 09/15/32 ~ 3,500,000 3,437,181
Froneri Lux FinCo SARL (United Kingdom)
6.000% due 08/01/32 ~ 3,675,000 3,606,231
Garda World Security Corp. (Canada)
6.500% due 01/15/31 ~ 4,225,000 4,286,660
Industrial F&B Investments III, Inc.
7.750% due 02/11/33 ~ † 1,725,000 1,759,162
Medline Borrower LP
5.250% due 10/01/29 ~ † 5,250,000 5,220,570
Opal Bidco SAS (France)
6.500% due 03/31/32 ~ † 2,550,000 2,602,787
Post Holdings, Inc.
6.375% due 03/01/33 ~ 5,425,000 5,385,965
6.500% due 03/15/36 ~ 2,000,000 1,978,907
Primo Water Holdings, Inc./Triton Water
Holdings, Inc.
4.375% due 04/30/29 ~ 1,750,000 1,709,336
6.250% due 04/01/29 ~ 1,500,000 1,506,572
Tenet Healthcare Corp.
4.250% due 06/01/29  1,265,000 1,230,142
4.375% due 01/15/30  3,550,000 3,442,325
Viking Baked Goods Acquisition Corp.
due 11/01/31 # ~ 250,000 253,326
8.625% due 11/01/31 ~ † 6,375,000 6,459,826
VT Topco, Inc.
8.500% due 08/15/30 ~ † 2,175,000 2,208,517
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 4,703,250 4,867,163
88,305,533
Diversified - 0.4%
Clue Opco LLC
9.500% due 10/15/31 ~ † 3,125,000 3,020,009
Energy - 11.4%
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.375% due 06/15/29 ~ 5,150,000 5,136,378
5.750% due 10/15/33 ~ 625,000 619,327
5.750% due 07/01/34 ~ † 2,600,000 2,569,059
6.625% due 02/01/32 ~ 200,000 204,379
Archrock Partners LP/ Archrock Partners
Finance Corp.
6.625% due 09/01/32 ~ 2,600,000 2,653,121
Archrock Services LP/ Archrock Partners
Finance Corp.
6.000% due 02/01/34 ~ 2,525,000 2,511,378
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/31 ~ 1,900,000 1,865,676
7.500% due 12/15/33 ~ 1,400,000 1,464,186
a
Principal
Amount Value
Crescent Energy Finance LLC
8.375% due 01/15/34 ~ † $ 5,600,000 $ 5,771,444
Enbridge, Inc. (Canada)
8.250% due 01/15/84  4,250,000 4,488,680
Enerflex , Inc. (Canada)
6.875% due 01/15/31 ~ 4,925,000 5,043,431
Energy Transfer LP
6.500% due 02/15/56 † 6,050,000 6,103,766
6.750% due 02/15/56  2,500,000 2,554,885
7.125% due 10/01/54  2,350,000 2,425,043
Global Partners LP/GLP Finance Corp.
8.250% due 01/15/32 ~ † 2,550,000 2,671,913
Oceaneering International, Inc.
due 07/15/34 # ~ 4,650,000 4,725,894
Sunoco LP
4.625% due 05/01/30 ~ 1,500,000 1,449,760
5.375% due 07/15/31 ~ 275,000 271,399
5.625% due 03/15/31 ~ † 3,625,000 3,600,027
5.875% due 03/15/34 ~ 125,000 123,360
7.875% due 09/18/30 ~ † 2,970,000 3,090,529
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ † 2,140,000 1,908,717
6.000% due 05/01/36 ~ 300,000 303,411
Venture Global LNG, Inc.
6.375% due 12/15/34 ~ 850,000 835,850
6.625% due 06/15/36 ~ † 625,000 616,408
9.000% due 09/30/29 ~ 1,825,000 1,782,724
9.875% due 02/01/32 ~ † 6,790,000 7,251,462
Venture Global Plaquemines LNG LLC
6.750% due 01/15/36 ~ 3,750,000 3,977,929
7.750% due 05/01/35 ~ 950,000 1,065,849
WBI Operating LLC
6.250% due 10/15/30 ~ 2,700,000 2,716,470
6.500% due 10/15/33 ~ † 1,050,000 1,057,145
80,859,600
Financial - 15.6%
Acrisure LLC/ Acrisure Finance, Inc.
6.000% due 08/01/29 ~ † 1,600,000 1,411,046
6.750% due 07/01/32 ~ 2,000,000 1,799,403
7.500% due 11/06/30 ~ 9,575,000 9,087,876
8.250% due 02/01/29 ~ 2,525,000 2,378,620
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
6.500% due 10/01/31 ~ 7,250,000 7,239,178
6.750% due 04/15/28 ~ 6,350,000 6,403,988
7.375% due 10/01/32 ~ † 2,775,000 2,757,815
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 1,675,000 1,695,036
Ardonagh Group Finance Ltd. (United Kingdom)
8.875% due 02/15/32 ~ † 9,675,000 9,406,559
Asurion LLC/Asurion Co-Issuer, Inc.
8.000% due 12/31/32 ~ 1,300,000 1,310,883
8.375% due 02/01/34 ~ 1,125,000 1,042,216
Banco Mercantil del Norte SA (Mexico)
6.625% due 01/24/32 ~ † 2,400,000 2,287,131
Barclays PLC (United Kingdom)
7.625% due 03/15/35 † 1,475,000 1,542,458
9.625% due 12/15/29  800,000 888,073
Burford Capital Global Finance LLC
7.500% due 07/15/33 ~ 8,175,000 6,939,267
8.500% due 01/15/34 ~ † 2,200,000 1,929,796
CoreLogic, Inc.
4.500% due 05/01/28 ~ † 2,561,000 2,503,768

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
CRC Insurance Group LLC
7.125% due 06/01/31 ~ $ 7,950,000 $ 7,929,380
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance
LLC (United Kingdom)
7.250% due 02/15/31 ~ 1,500,000 1,454,143
8.125% due 02/15/32 ~ 9,675,000 8,680,394
Iron Mountain, Inc.
4.500% due 02/15/31 ~ † 450,000 430,633
4.875% due 09/15/29 ~ 2,050,000 2,012,640
5.000% due 07/15/28 ~ 625,000 622,939
5.250% due 03/15/28 ~ 500,000 499,636
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/33 ~ 7,600,000 7,819,728
Kilroy Realty LP
5.875% due 10/15/35 † 7,900,000 7,811,511
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 2,525,000 2,569,559
Royal Bank of Canada (Canada)
6.500% due 05/24/86 † 3,000,000 2,985,275
Starwood Property Trust, Inc.
due 08/15/29 # ~ 3,000,000 3,010,797
UBS Group AG (Switzerland)
7.000% due 02/10/30 ~ 2,000,000 2,041,818
7.125% due 08/10/34 ~ 2,950,000 2,978,211
111,469,777
Industrial - 13.5%
BWX Technologies, Inc.
4.125% due 04/15/29 ~ 9,353,000 9,070,653
Calderys Financing II LLC
11.750% Cash or 12.500% PIK
due 06/01/28 ~ † 4,542,187 4,641,720
Chart Industries, Inc.
7.500% due 01/01/30 ~ 1,275,000 1,317,947
9.500% due 01/01/31 ~ 6,375,000 6,679,413
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/32 ~ † 2,650,000 2,574,078
Columbus McKinnon Corp.
7.125% due 02/01/33 ~ † 1,900,000 1,905,565
CP Atlas Buyer, Inc.
9.750% due 07/15/30 ~ † 1,600,000 1,537,829
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% due 12/15/30 ~ 2,465,000 2,523,135
6.750% due 07/15/31 ~ 1,950,000 2,022,889
GB AIT Buyer, Inc.
8.750% due 04/30/34 ~ 2,650,000 2,660,359
GFL Environmental Holdings U.S., Inc.
5.500% due 02/01/34 ~ 2,400,000 2,350,413
5.625% due 07/01/31 ~ 1,950,000 1,951,290
GFL Environmental, Inc.
4.375% due 08/15/29 ~ 6,000,000 5,837,125
Goat Holdco LLC
6.750% due 02/01/32 ~ † 5,975,000 6,128,241
Graphic Packaging International LLC
6.375% due 07/15/32 ~ † 2,675,000 2,702,245
Lsf12 Helix Parent LLC
7.125% due 02/01/33 ~ † 2,725,000 2,645,198
Luna 1.5 SARL (Luxembourg)
12.000% PIK due 07/01/32 ~ 5,350,000 5,728,562
Oregon Tool Lux LP
7.875% due 10/15/29 ~ 3,284,635 999,761
Owens-Brockway Glass Container, Inc.
9.500% due 06/01/33 ~ 1,125,000 1,153,271
a
Principal
Amount Value
Standard Building Solutions, Inc.
6.500% due 08/15/32 ~ $ 1,325,000 $ 1,333,870
Standard Industries, Inc.
4.375% due 07/15/30 ~ 1,650,000 1,568,309
Sword Purchaser LLC
8.250% due 04/15/33 ~ 1,900,000 1,967,146
10.500% due 04/15/34 ~ 3,075,000 3,219,427
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ † 662,000 662,566
TransDigm , Inc.
6.000% due 01/15/33 ~ 5,125,000 5,178,423
6.125% due 07/31/34 ~ † 950,000 949,966
6.375% due 03/01/29 ~ 3,250,000 3,303,726
6.375% due 05/31/33 ~ 2,325,000 2,348,675
6.625% due 03/01/32 ~ 675,000 693,138
6.750% due 08/15/28 ~ 2,975,000 3,008,347
6.750% due 01/31/34 ~ 2,750,000 2,822,666
6.875% due 12/15/30 ~ 1,150,000 1,182,631
Trivium Packaging Finance BV (Netherlands)
8.250% due 07/15/30 ~ 1,994,000 2,108,113
12.250% due 01/15/31 ~ 1,450,000 1,603,820
96,380,517
Technology - 4.9%
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ † 3,472,000 3,578,379
CACI International, Inc.
6.375% due 06/15/33 ~ 3,750,000 3,805,575
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 1,925,000 1,029,875
CoreWeave , Inc.
9.000% due 02/01/31 ~ † 1,700,000 1,682,089
9.250% due 06/01/30 ~ † 1,975,000 1,989,280
9.625% due 07/15/32 ~ † 775,000 764,383
9.750% due 10/01/31 ~ 2,250,000 2,246,634
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ † 5,625,000 5,451,483
OAK-Eagle Acquireco , Inc.
7.250% due 07/01/33 ~ 550,000 575,658
8.750% due 07/01/34 ~ 1,425,000 1,513,239
Oracle Corp.
5.375% due 09/27/54  800,000 627,973
5.700% due 02/04/36  2,500,000 2,422,016
UKG, Inc.
6.875% due 02/01/31 ~ † 9,675,000 9,405,349
35,091,933
Utilities - 4.3%
NRG Energy, Inc.
5.750% due 01/15/34 ~ 550,000 545,994
6.000% due 01/15/36 ~ 4,650,000 4,637,813
6.125% due 05/15/36 ~ † 4,200,000 4,203,750
6.250% due 11/01/34 ~ † 4,275,000 4,330,419
Talen Energy Supply LLC
6.250% due 02/01/34 ~ † 1,475,000 1,466,654
6.500% due 02/01/36 ~ † 5,725,000 5,774,018
TransAlta Corp. (Canada)
5.875% due 02/01/34  3,675,000 3,622,312

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Vistra Corp.
8.000% due 10/15/26 ~ $ 5,818,000 $ 5,880,078
30,461,038
Total Corporate Bonds & Notes
    (Cost $625,352,806) 621,649,776
SENIOR LOAN NOTES - 5.6%
Basic Materials - 0.3%
Mativ Holdings, Inc. Term B
8.144% (SOFR + 4.500%)
due 04/04/33 ± § 2,550,000 2,556,375
Communications - 1.0%
iHeartCommunications , Inc.
9.533% (SOFR + 5.775%)
due 05/01/29 § 1,720,633 1,646,073
Proofpoint, Inc. Term B
6.732% (SOFR + 3.000%)
due 08/31/28 § 5,860,013 5,648,402
7,294,475
Consumer, Cyclical - 0.4%
Gloves Buyer, Inc. Term B
7.644% (SOFR + 4.000%)
due 05/21/32 § 2,587,000 2,594,275
Consumer, Non-Cyclical - 0.5%
Grant Thornton Advisors LLC Term B
6.394% (SOFR + 2.750%)
due 06/02/31 § 3,840,302 3,656,225
Financial - 0.4%
Trucordia Insurance Holdings LLC
6.894% (SOFR + 3.250%)
due 06/17/32 ± § 3,482,456 3,116,798
Industrial - 2.5%
Engineered Machinery Holdings, Inc. (2nd Lien)
9.994% (SOFR + 6.000%)
due 05/21/29 ± § 5,400,000 5,427,000
GB AIT Buyer, Inc. Term B
7.913% (SOFR + 4.250%)
due 04/29/33 § 2,125,000 2,128,719
Merlin Buyer, Inc.
7.732% (SOFR + 4.000%)
due 04/15/33 § 3,750,000 3,764,062
SunSource Borrower LLC
7.744% (SOFR + 4.000%)
due 03/25/31 § 2,800,529 2,804,780
TK Elevator U.S. Newco, Inc. Term B (Germany)
6.377% (SOFR + 2.750%)
due 04/30/30 § 3,422,033 3,440,481
17,565,042
Technology - 0.5%
Central Parent LLC Term B
due 07/06/29 ∞ 96,006 63,364
a
Principal
Amount Value
Ellucian Holdings, Inc. (2nd Lien)
8.394% (SOFR + 4.750%)
due 11/22/32 § $ 3,500,000 $ 3,392,084
3,455,448
Total Senior Loan Notes
    (Cost $40,757,903) 40,238,638
ASSET-BACKED SECURITIES - 3.4%
Other Asset-Backed Securities - 3.4%
AIMCO CLO 10 Ltd. (Cayman)
8.599% (SOFR + 4.900%)
due 07/22/39 ~ § 2,075,000 2,076,629
AIMCO CLO 22 Ltd. (Jersey)
8.612% (SOFR + 4.950%)
due 04/19/39 ~ § 1,850,000 1,856,629
Barrow Hanley CLO I Ltd. (Cayman)
8.925% (SOFR + 5.250%)
due 01/20/38 ~ § 1,000,000 998,916
Benefit Street Partners CLO XXIV Ltd.
(Cayman)
8.275% (SOFR + 4.600%)
due 10/20/34 ~ § 2,000,000 2,000,000
Benefit Street Partners CLO XXIX Ltd. (Jersey)
8.267% (SOFR + 4.600%)
due 01/25/38 ~ § 1,000,000 995,349
Bryant Park Funding Ltd. (Cayman)
9.264% (SOFR + 5.600%)
due 01/22/39 ~ § 1,000,000 1,007,337
CarVal CLO VII-C Ltd. (Jersey)
10.025% (SOFR + 6.350%)
due 07/20/37 ~ § 2,000,000 1,967,032
Clover CLO LLC
10.075% (SOFR + 6.400%)
due 04/20/37 ~ § 1,000,000 959,353
Eaton Vance CLO Ltd.
9.923% (SOFR + 6.250%)
due 10/15/37 ~ § 1,000,000 944,440
Elmwood CLO 38 Ltd. (Cayman)
8.164% (SOFR + 4.500%)
due 04/22/38 ~ § 1,250,000 1,244,419
Elmwood CLO 39 Ltd. (Cayman)
8.080% (SOFR + 4.400%)
due 04/17/38 ~ § 1,225,000 1,223,110
Magnetite XL Ltd. (Cayman)
9.423% (SOFR + 5.750%)
due 07/15/37 ~ § 2,065,000 2,084,591
Neuberger Berman Loan Advisers CLO 46 Ltd.
(Cayman)
8.825% (SOFR + 5.150%)
due 01/20/37 ~ § 1,025,000 990,598
OHA Loan Funding Ltd. (Cayman)
9.375% (SOFR + 5.700%)
due 07/20/37 ~ § 2,625,000 2,580,894
RR 30 Ltd. (Bermuda)
9.423% (SOFR + 5.750%)
due 07/15/36 ~ § 2,500,000 2,523,717

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
Trimaran CAVU Ltd. (Cayman)
11.307% (SOFR + 7.632%)
due 01/18/35 ~ § $ 1,441,000 $ 1,396,405
24,849,419
Total Asset-Backed Securities
    (Cost $25,093,933) 24,849,419
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.2%
    (Cost $691,204,642) 686,737,833
Shares
SECURITIES LENDING COLLATERAL - 16.6%
Mutual Funds - 5.9%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 41,779,508 41,779,508
Principal
Amount
Repurchase Agreements - 10.7%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$51,694,629; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$52,728,551) $ 51,689,388 51,689,388
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$23,982,799; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $24,494,128) 23,948,061 23,948,061
75,637,449
Total Securities Lending Collateral
(Cost $117,416,957) 117,416,957
a
TOTAL INVESTMENTS - 112.8%
(Cost $808,621,599) 804,154,790
OTHER ASSETS & LIABILITIES, NET -  (12.8%) (91,422,342)
NET ASSETS - 100.0% $712,732,448
Securities Lending Collateral 16.6%
Financial 16.0%
Industrial 16.0%
Consumer, Cyclical 15.1%
Consumer, Non-Cyclical 12.9%
Energy 11.4%
Communications 9.6%
Technology 5.4%
Utilities 4.3%
Asset-Backed Securities 3.4%
Others (each less than 3.0%) 2.1%
112.8%
Other Assets & Liabilities, Net (12.8%)
100.0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 621,649,776 $ – $ 621,649,776 $ –
Senior Loan Notes 40,238,638 – 29,138,465 11,100,173
Asset-Backed Securities 24,849,419 – 24,849,419 –
Securities Lending Collateral 117,416,957 41,779,508 75,637,449 –
Total $804,154,790 $41,779,508 $751,275,109 $11,100,173

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
As of June 30, 2026, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
All significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $11,100,173 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.
Senior Loan
Notes
Value, Beginning of Period $5,427,000
Purchases 5,997,333
Sales (Includes Paydowns) (17,543)
Accrued Discounts (Premiums) 617
Net Realized Gains (Losses) 255
Change in Net Unrealized Appreciation (Depreciation) (307,489)
Transfers In –
Transfers Out –
Value, End of Period $11,100,173
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Period, if Applicable ($307,489)

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 1.0%
Communications - 0.4%
Beignet Investor LLC
6.581% due 05/30/49 ~ $ 1,500,000 $ 1,530,973
Financial - 0.6%
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 3,000 2,912
Bank of America Corp.
5.875% due 03/15/28 † 410,000 414,047
Blue Owl Capital Corp.
6.450% due 09/15/28  110,000 111,441
Emirates NBD Bank PJSC (United Arab
Emirates)
5.125% due 06/29/31 ~ 500,000 498,417
First Abu Dhabi Bank PJSC (United Arab
Emirates)
4.789% (SOFR + 1.150%)
due 06/03/31 ~ § 400,000 399,912
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43  DKK 13,261 1,682
1.500% due 10/01/53  1,772,501 210,696
2.500% due 10/01/47  610 88
Nordea Kredit Realkreditaktieselskab
(Denmark)
1.500% due 10/01/53  734,585 80,777
2.000% due 10/01/53  999,840 118,646
2.000% due 10/01/53 ~ 199,540 25,796
2.500% due 10/01/47  305 44
Nykredit Realkredit AS (Denmark)
1.500% due 10/01/52 ~ 1,376,121 166,251
1.500% due 10/01/53 ~ 99,539 10,404
2.500% due 10/01/47 ~ 1,643 237
QNB Finance Ltd. (Qatar)
4.679% (SOFR + 1.050%)
due 04/27/29 ~ § $ 300,000 301,507
Realkredit Danmark AS (Denmark)
2.000% due 10/01/53 ~ DKK 329,550 39,107
2.500% due 04/01/47 ~ 7,558 1,096
UBS Group AG (Switzerland)
0.650% due 01/14/28 ~ EUR 100,000 112,974
2,496,034
Total Corporate Bonds & Notes
    (Cost $4,152,925) 4,027,007
MORTGAGE-BACKED SECURITIES - 18.1%
Collateralized Mortgage Obligations - Commercial - 0.2%
BAMLL Commercial Mortgage Securities Trust
4.790% (SOFR + 1.164%)
due 09/15/38 ~ § $ 500,000 482,152
MF1 LLC
5.789% (SOFR + 2.150%)
due 06/19/37 ~ § 333,102 333,597
815,749
Collateralized Mortgage Obligations - Residential - 5.7%
Angel Oak Mortgage Trust
1.469% due 06/25/65 ~ § 60,892 59,536
Bear Stearns ARM Trust
5.125% due 01/25/35 § 57,244 51,884
a
Principal
Amount Value
Chevy Chase Funding LLC Mortgage-Backed
Certificates
4.123% (SOFR + 0.474%)
due 03/25/35 ~ § $ 71,617 $ 72,060
Citigroup Mortgage Loan Trust, Inc.
6.019% due 05/25/42 ~ § 395,265 390,894
6.190% (UST + 2.400%)
due 05/25/35 § 1,560 1,585
Eurosail-U.K. PLC (United Kingdom)
4.816% (SONIA + 1.069%)
due 06/13/45 ~ § GBP 72,305 95,964
Federal Home Loan Mortgage Corp. REMICS
4.057% (SOFR + 0.464%)
due 01/15/47 § $ 671,648 658,975
4.107% (SOFR + 0.514%)
due 08/15/57 § 1,575,118 1,525,413
4.114% (SOFR + 0.464%)
due 07/15/44 § 148,009 145,416
4.568% (SOFR + 0.940%)
due 11/25/54 § 965,176 973,092
4.578% (SOFR + 0.950%)
due 06/25/56 § 1,980,985 1,980,214
4.628% (SOFR + 1.000%)
due 02/25/55 § 894,998 896,263
4.728% (SOFR + 1.100%)
due 07/25/55 § 1,121,494 1,131,449
Federal Home Loan Mortgage Corp. STRIPS
4.157% (SOFR + 0.564%)
due 09/15/42 § 407,172 402,903
Federal Home Loan Mortgage Corp. Structured
Pass-Through Certificates
4.023% (SOFR + 0.374%)
due 08/25/31 § 15,654 15,781
Federal National Mortgage Association
REMICS
3.877% (SOFR + 0.264%)
due 08/25/34 § 10,062 9,891
3.913% (SOFR + 0.174%)
due 07/25/37 § 134,949 132,556
4.092% (SOFR + 0.464%)
due 07/25/37 § 1,358 1,347
4.658% (SOFR + 1.030%)
due 06/25/55 § 1,432,921 1,443,858
6.039% due 05/25/35 § 92,000 93,731
Government National Mortgage Association
REMICS
4.309% (SOFR + 0.700%)
due 08/20/75 § 3,559,018 3,572,605
4.339% (SOFR + 0.730%)
due 02/20/73 § 3,769,442 3,794,863
4.509% (SOFR + 0.900%)
due 10/20/72 § 2,307,871 2,337,307
4.709% (SOFR + 1.100%)
due 05/20/73 § 463,861 474,603
4.898% (SOFR + 1.465%)
due 04/20/67 § 167,105 168,374
4.927% (SOFR + 0.865%)
due 08/20/68 § 504,333 506,594
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ 97,549 102,745
GSR Mortgage Loan Trust
6.449% due 01/25/35 § 35,725 34,282

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
HarborView Mortgage Loan Trust
4.434% (SOFR + 0.794%)
due 06/20/35 § $ 1,155,545 $ 1,082,584
JP Morgan Mortgage Trust
6.186% due 07/25/35 § 10,116 10,128
Mellon Residential Funding Corp. Mortgage
Pass-Through Certificates
4.440% (SOFR + 0.814%)
due 11/15/31 § 26,288 25,667
Mellon Residential Funding Corp. Mortgage
Pass-Through Trust
4.180% (SOFR + 0.554%)
due 12/15/30 § 16,343 16,070
New Residential Mortgage Loan Trust
3.250% due 02/25/59 ~ § 173,605 168,990
Sequoia Mortgage Trust
4.454% (SOFR + 0.814%)
due 10/19/26 § 21,917 21,910
Structured Adjustable Rate Mortgage Loan
Trust
5.923% due 02/25/34 § 8,719 8,469
Structured Asset Mortgage Investments II Trust
4.254% (SOFR + 0.614%)
due 07/19/35 § 126,439 119,057
4.414% (SOFR + 0.774%)
due 10/19/34 § 41,311 40,160
Thornburg Mortgage Securities Trust
4.383% (SOFR + 0.734%)
due 06/25/44 § 531,191 514,617
23,081,837
Federal Home Loan Mortgage Corp. - 0.1%
5.893% (UST + 2.225%)
due 01/01/34 § 20,757 21,214
6.481% (RFUCC + 1.731%)
due 08/01/35 § 347 355
6.500% due 02/01/54  150,479 155,822
177,391
Federal National Mortgage Association - 0.1%
4.967% (US FED + 1.200%)
due 11/01/42 - 10/01/44 § 41,835 42,230
5.050% (RFUCC + 0.675%)
due 02/01/36 § 24,121 24,340
5.663% (RFUCC + 1.538%)
due 01/01/36 § 4,962 5,046
5.717% (RFUCC + 1.341%)
due 12/01/34 § 7,263 7,361
5.894% (RFUCC + 1.644%)
due 03/01/35 § 40,859 41,721
5.927% (RFUCC + 1.272%)
due 11/01/35 § 16,352 16,580
6.133% (RFUCC + 2.000%)
due 04/01/35 § 30,116 30,928
6.155% (RFUCC + 1.780%)
due 11/01/35 § 5,721 5,849
174,055
Government National Mortgage Association - 3.2%
due 07/20/56 # 1,000,000 898,245
3.500% due 05/20/52 - 01/20/53 895,094 815,543
3.500% due 06/20/52  4,802,563 4,377,578
3.500% due 11/20/55  7,545,595 6,782,228
a
Principal
Amount Value
5.000% (UST + 1.500%)
due 01/20/27 § $ 219 $ 219
5.125% (UST + 1.500%)
due 11/20/26 - 12/20/26 § 178 178
12,873,991
Uniform Mortgage-Backed Securities - 8.8%
due 07/01/56 # 11,700,000 11,210,062
due 07/01/56 # 3,900,000 3,913,071
due 07/01/56 # 2,900,000 2,849,935
due 07/01/56 # 9,400,000 8,786,775
due 08/01/56 # 2,700,000 2,705,041
due 08/01/56 # 5,600,000 5,706,875
due 08/01/56 # 300,000 294,469
35,466,228
Total Mortgage-Backed Securities
    (Cost $72,532,429) 72,589,251
ASSET-BACKED SECURITIES - 7.0%
Home Equity Other - 0.9%
ABFC Trust
4.463% (SOFR + 0.814%)
due 06/25/34 § 561,414 547,909
ACE Securities Corp. Home Equity Loan Trust
4.543% (SOFR + 0.894%)
due 04/25/34 § 445,528 419,206
Citigroup Mortgage Loan Trust, Inc.
4.053% (SOFR + 0.404%)
due 09/25/36 ~ § 131,627 128,862
Credit-Based Asset Servicing & Securitization
LLC
3.501% (SOFR + 1.164%)
due 06/25/35 § 754,413 733,071
Home Equity Asset Trust
4.618% (SOFR + 0.969%)
due 08/25/34 § 51,510 51,225
4.963% (SOFR + 1.314%)
due 07/25/35 § 481,512 476,548
Merrill Lynch Mortgage Investors Trust
4.483% (SOFR + 0.834%)
due 10/25/35 § 622,129 611,750
Morgan Stanley ABS Capital I, Inc. Trust
4.423% (SOFR + 0.774%)
due 01/25/35 § 256,158 251,082
4.738% (SOFR + 1.089%)
due 07/25/34 § 47,734 52,363
Renaissance Home Equity Loan Trust
4.523% (SOFR + 0.874%)
due 12/25/32 § 130,682 124,035
Saxon Asset Securities Trust
4.073% (SOFR + 0.424%)
due 09/25/37 § 69,180 67,314
3,463,365
Other Asset-Backed Securities - 6.1%
ARES European CLO X DAC (Ireland)
2.984% (EURIBOR + 0.780%)
due 10/15/31 ~ § EUR 73,376 83,881
ARES European CLO XIX DAC (Ireland)
3.586% (EURIBOR + 1.200%)
due 07/15/37 ~ § 2,000,000 2,287,140

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Barings Euro CLO DAC (Ireland)
3.184% (EURIBOR + 0.980%)
due 10/15/34 ~ § EUR 1,699,743 $ 1,945,977
Canyon CLO Ltd. (Cayman)
4.753% (SOFR + 1.080%)
due 07/15/34 ~ § $ 500,000 500,238
Contego CLO III BV (Netherlands)
3.454% (EURIBOR + 1.250%)
due 04/15/38 ~ § EUR 1,700,000 1,944,694
CVC Cordatus Loan Fund XXXI DAC (Ireland)
3.627% (EURIBOR + 1.220%)
due 06/15/37 ~ § 1,800,000 2,059,215
CVC Cordatus Opportunity Loan Fund-R DAC
(Ireland)
3.123% (EURIBOR + 0.840%)
due 08/15/33 ~ § 679,004 775,605
Dryden 52 Euro CLO DAC (Ireland)
3.143% (EURIBOR + 0.860%)
due 05/15/34 ~ § 111,131 126,978
Dryden 64 CLO Ltd. (Cayman)
4.907% (SOFR + 1.232%)
due 04/18/31 ~ § $ 112,091 112,145
Dunedin Park CLO DAC (Ireland)
3.199% (EURIBOR + 0.980%)
due 11/20/34 ~ § EUR 500,000 571,583
Elevation CLO Ltd. (Cayman)
4.955% (SOFR + 1.060%)
due 01/25/35 ~ § $ 2,000,000 2,000,942
Gallatin CLO VIII Ltd. (Cayman)
5.025% (SOFR + 1.352%)
due 07/15/31 ~ § 80,355 80,394
GreenSky Home Improvement Issuer Trust
4.930% due 06/25/60 ~ 91,016 91,202
Harvest CLO XXII DAC (Ireland)
3.054% (EURIBOR + 0.850%)
due 01/15/32 ~ § EUR 685,396 783,435
Invesco CLO Ltd. (Jersey)
4.825% (SOFR + 1.150%)
due 07/20/35 ~ § $ 1,800,000 1,802,132
Madison Park Euro Funding IX DAC (Ireland)
3.084% (EURIBOR + 0.880%)
due 07/15/35 ~ § EUR 998,906 1,142,358
MV Credit Euro CLO III DAC (Ireland)
3.583% (EURIBOR + 1.300%)
due 02/15/38 ~ § 1,900,000 2,172,609
Neuberger Berman Loan Advisers Euro CLO 6
DAC (Ireland)
3.414% (EURIBOR + 1.210%)
due 07/15/39 ~ § 2,000,000 2,287,996
OCP Euro CLO DAC (Ireland)
3.468% (EURIBOR + 1.230%)
due 10/20/39 ~ § 700,000 800,446
OZLM XXIV Ltd. (Cayman)
5.097% (SOFR + 1.422%)
due 07/20/32 ~ § $ 16,792 16,804
Shackleton CLO Ltd. (Cayman)
4.875% (SOFR + 1.200%)
due 07/20/34 ~ § 600,000 600,669
SLM Student Loan Trust
4.480% (SOFR + 0.812%)
due 10/25/64 ~ § 365,830 366,755
Sound Point CLO IX Ltd. (Cayman)
5.147% (SOFR + 1.472%)
due 07/20/32 ~ § 249,466 249,652
a
Principal
Amount Value
Symphony CLO XXIX Ltd. (Cayman)
4.823% (SOFR + 1.150%)
due 10/15/35 ~ § $ 700,000 $ 700,883
Trinitas CLO VII Ltd. (Cayman)
4.727% (SOFR + 1.060%)
due 01/25/35 ~ § 1,000,000 1,000,818
U.S. Small Business Administration
5.290% due 12/01/27  67,984 68,032
24,572,583
Total Asset-Backed Securities
    (Cost $27,781,394) 28,035,948
U.S. TREASURY OBLIGATIONS - 100.3%
U.S. Treasury Inflation Protected Securities - 100.3%
0.125% due 04/15/27 ^ 9,909,564 9,717,812
0.125% due 01/15/30 ^ 9,632,047 9,048,757
0.125% due 07/15/30 ^ 7,275,184 6,800,104
0.125% due 01/15/31 ^ 11,899,815 10,995,195
0.125% due 07/15/31 ^ ‡ 409,916 376,444
0.125% due 01/15/32 ^ 4,325,760 3,917,788
0.125% due 02/15/51 ^ 2,570,308 1,361,058
0.125% due 02/15/52 ^ ‡ 837,172 433,879
0.250% due 07/15/29 ^ 11,722,134 11,184,573
0.250% due 02/15/50 ^ 3,548,163 2,001,175
0.375% due 01/15/27 ^ 16,615,561 16,411,744
0.375% due 07/15/27 ^ 8,238,043 8,101,905
0.500% due 01/15/28 ^ 15,640,347 15,254,248
0.625% due 07/15/32 ^ 12,839,792 11,896,515
0.625% due 02/15/43 ^ 4,532,459 3,307,340
0.750% due 07/15/28 ^ 8,824,284 8,631,407
0.750% due 02/15/42 ^ 8,033,845 6,136,780
0.750% due 02/15/45 ^ 7,737,315 5,500,153
0.875% due 01/15/29 ^ 12,268,095 11,939,405
0.875% due 02/15/47 ^ 7,317,398 5,148,520
1.000% due 02/15/46 ^ 5,243,485 3,853,394
1.000% due 02/15/48 ^ 5,808,182 4,136,951
1.000% due 02/15/49 ^ 4,233,760 2,975,057
1.125% due 10/15/30 ^ 5,663,570 5,501,701
1.125% due 01/15/33 ^ 12,188,489 11,534,120
1.250% due 04/15/28 ^ ‡ 2,885,844 2,839,945
1.375% due 07/15/33 ^ 14,915,664 14,314,101
1.375% due 02/15/44 ^ 9,304,092 7,602,976
1.500% due 02/15/53 ^ 6,835,355 5,199,336
1.625% due 10/15/27 ^ ‡ 13,268,102 13,208,373
1.625% due 10/15/29 ^ 15,031,617 14,933,218
1.625% due 04/15/30 ^ 8,998,696 8,893,165
1.750% due 01/15/28 ^ ‡ 2,858,917 2,839,992
1.750% due 01/15/34 ^ 4,117,680 4,024,993
1.875% due 07/15/34 ^ 20,716,605 20,445,503
1.875% due 07/15/35 ^ 23,774,551 23,279,125
1.875% due 01/15/36 ^ 15,585,918 15,142,828
2.125% due 04/15/29 ^ 7,538,160 7,562,643
2.125% due 01/15/35 ^ 18,576,096 18,541,150
2.125% due 02/15/40 ^ 2,726,384 2,631,167
2.125% due 02/15/41 ^ 2,751,689 2,629,449
2.125% due 02/15/54 ^ 3,362,849 2,939,798
2.375% due 01/15/27 ^ 148,580 148,211
2.375% due 10/15/28 ^ 23,617,412 23,902,304
2.375% due 02/15/55 ^ 3,903,759 3,595,165
2.375% due 02/15/56 ^ 2,568,175 2,368,133
2.500% due 01/15/29 ^ 5,426,832 5,498,114

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $1,532,262 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).
(c) As of June 30, 2026, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $1,099,431 at a weighted average interest rate of 3.7%. As of June 30, 2026, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was
$89,802,041 at a weighted average interest rate of 3.7%.
a
Principal
Amount Value
3.625% due 04/15/28 ^ $ 12,669,429 $ 12,995,843
3.875% due 04/15/29 ^ 10,866,296 11,416,689
403,118,246
Total U.S. Treasury Obligations
    (Cost $438,334,681) 403,118,246
FOREIGN GOVERNMENT BONDS & NOTES - 8.8%
Abu Dhabi Government (United Arab Emirates)
4.625% due 04/20/33 ~
500,000
498,373
4.875% due 04/30/29 ~
200,000
201,492
5.000% due 04/30/34 ~
200,000
203,424
Canadian Government (Canada)
4.250% due 12/01/26 ^
CAD 2,868,975
2,055,467
French Republic Government OAT (France)
0.100% due 07/25/31 ^ ~
EUR 1,256,890
1,370,622
0.100% due 07/25/36 ^ ~
1,813,196
1,784,783
Italy Buoni Poliennali Del Tesoro (Italy)
0.100% due 05/15/33 ^ ~
3,794,586
3,979,018
0.400% due 05/15/30 ^ ~
1,529,280
1,704,297
1.800% due 05/15/36 ^ ~
3,302,399
3,790,040
Japan Government Thirty Year (Japan)
3.400% due 12/20/55
JPY 300,000,000
1,688,659
Japanese Government CPI Linked (Japan)
0.005% due 03/10/34 ^
126,729,600
747,578
0.005% due 03/10/35 ^
112,777,500
655,892
0.100% due 03/10/28 ^
265,743,490
1,640,864
0.100% due 03/10/29 ^
1,115,783,366
6,859,444
Kuwait International (Kuwait)
4.804% due 04/20/33 ~
$ 500,000
499,154
U.K. Gilts (United Kingdom)
4.000% due 10/22/31 ~
GBP 5,700,000
7,438,399
Total Foreign Government Bonds & Notes
    (Cost $38,623,081) 35,117,506
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 135.2%
    (Cost $581,424,510) 542,887,958
Shares
SECURITIES LENDING COLLATERAL - 0.0%
Mutual Funds - 0.0%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 152,027 152,027
Principal
Amount
Repurchase Agreements - 0.0%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$188,106; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $191,869) $ 188,087 188,087
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$87,268; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $89,129) $ 87,142 $ 87,142
275,229
Total Securities Lending Collateral
(Cost $427,256) 427,256
a
TOTAL INVESTMENTS - 135.2%
(Cost $581,851,766) 543,315,214
DERIVATIVES - 1.3% 5,145,527
OTHER ASSETS & LIABILITIES, NET -  (36.5%) (146,492,970)
NET ASSETS - 100.0% $ 401,967,771
U.S. Treasury Obligations 100 .3%
Mortgage-Backed Securities 18 .1%
Foreign Government Bonds & Notes 8 .8%
Asset-Backed Securities 7 .0%
Others (each less than 3.0%) 1 .0%
135 .2%
Derivatives 1 .3%
Other Assets & Liabilities, Net ( 36 .5% )
100 .0%

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(d) As of June 30, 2026, open futures contracts outstanding were as follows:
(e) As of June 30, 2026, forward foreign currency contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 10 Year U.S. Treasury Notes 09/26 25 $ 2,728,157 $ 2,747,265 $ 19,108
CBOT Ultra 10 Year U.S. Treasury Notes 09/26 16 1,793,815 1,799,500 5,685
CBOT Ultra U.S. Treasury Bond 09/26 152 17,171,373 17,655,750 484,377
CME 3 Month USD SOFR 03/27 162 38,872,006 38,863,800 (8,206)
Eurex 30 Year Euro BUXL 09/26 25 3,110,230 3,176,999 66,769
Euro-BTP Italian Bond 09/26 55 7,434,656 7,500,311 65,655
SFE 10 Year Australian Bond 09/26 62 4,646,162 4,713,994 67,832
$ 701,220
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/26 223 46,038,145 45,967,617 70,528
CBOT 5 Year U.S. Treasury Notes 09/26 141 15,041,299 15,093,609 (52,310)
CBOT U.S. Long Bond 09/26 151 16,661,698 17,138,500 (476,802)
Eurex 2 Year Euro SCHATZ 09/26 105 12,695,487 12,712,338 (16,851)
Eurex 5 Year Euro BOBL 09/26 50 6,562,788 6,591,659 (28,871)
Eurex 10 Year Euro BUND 09/26 2 288,962 290,997 (2,035)
Eurex French Government OAT Bond 09/26 125 17,070,075 17,136,142 (66,067)
SFE 3 Year Australian Bond 09/26 16 1,152,327 1,158,651 (6,324)
TSE Japanese 10 Year Bond 09/26 6 4,702,809 4,714,905 (12,096)
( $ 590,828 )
Total Futures Contracts $ 110,392
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 46,375 USD 31,999 07/26 HSB $ 109 $ –
AUD 37,625 USD 25,961 07/26 SGN 88 –
CAD 2,924,258 USD 2,054,995 07/26 GSC 6,883 –
DKK 3,372,428 USD 514,498 07/26 HSB 1,034 –
EUR 26,626,620 USD 30,287,780 07/26 SGN 135,793 –
GBP 1,655,292 USD 2,189,289 07/26 SGN 6,373 –
JPY 1,930,625,125 USD 11,943,242 07/26 BRC – (69,414)
USD 11,449 AUD 15,995 07/26 HSB 375 –
USD 48,481 AUD 68,005 07/26 JPM 1,397 –
USD 31,979 AUD 46,375 08/26 HSB – (110)
USD 25,945 AUD 37,625 08/26 SGN – (90)
USD 2,177,379 CAD 3,005,955 07/26 SGN 57,898 –
USD 2,054,995 CAD 2,920,103 08/26 GSC – (6,887)
USD 57,440 CAD 81,489 08/26 SGN – (99)
USD 235,814 DKK 1,511,114 07/26 CIT 4,815 –
USD 441,616 DKK 2,836,242 07/26 SGN 8,049 –
USD 148,560 DKK 973,308 08/26 BNP – (483)
USD 514,498 DKK 3,366,588 08/26 HSB – (1,031)
USD 7,283,308 EUR 6,288,000 07/26 HSB 98,640 –
USD 23,725,813 EUR 20,338,620 07/26 SGN 486,909 –
USD 30,328,865 EUR 26,626,620 08/26 SGN – (135,509)
USD 190,541 GBP 144,000 07/26 BNP – (467)
USD 7,554,871 GBP 5,637,000 07/26 BNP 77,672 –
USD 5,459,413 GBP 4,125,708 08/26 JPM – (13,013)
USD 2,189,223 GBP 1,655,292 08/26 SGN – (6,391)
USD 1,609,340 JPY 255,887,152 07/26 BNP 35,570 –
USD 475,934 JPY 75,703,489 07/26 BOA 10,338 –
USD 198,076 JPY 31,466,822 07/26 GSC 4,547 –
USD 3,490,370 JPY 554,844,104 07/26 HSB 77,940 –
USD 6,373,895 JPY 1,012,604,126 07/26 SGN 146,126 –
USD 11,943,242 JPY 1,925,563,579 08/26 BRC 69,775 –
Total Forward Foreign Currency Contracts $ 1,230,331 ( $ 233,494 )

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(f) As of June 30, 2026, premiums received, and value of written options outstanding were as follows:
(g) As of June 30, 2026, swap agreements outstanding were as follows:
Inflation Floor/Cap Options
Description
Initial
Index Floating Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Cap - Eurostat Eurozone
HICP 117.20
Maximum of [0, (Final Index/Initial
Index) - (1+3.000%)^20)] 06/22/35 GSC EUR 2,200,000 $ 100,087 ( $ 18,988 )
a
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 5 Year Interest Rate
Swap Receive 1 Day GBP SONIA 4.000% 08/27/26 SGN GBP 3,300,000 $ 19,057 ( $ 15,455 )
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.350% 01/07/27 GSC EUR 12,500,000 113,445 (13,091)
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.500% 01/14/27 GSC 4,400,000 40,343 (8,031)
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.440% 01/25/27 BRC 1,300,000 11,563 (2,055)
$ 184,408 ( $ 38,632 )
Put - 5 Year Interest Rate
Swap Pay 1 Day GBP SONIA 4.500% 08/27/26 SGN GBP 3,300,000 19,057 (5,137)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.350% 01/07/27 GSC EUR 12,500,000 113,445 (116,812)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.500% 01/14/27 GSC 4,400,000 40,343 (30,126)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.440% 01/25/27 BRC 1,300,000 11,563 (10,274)
$ 184,408 ( $ 162,349 )
Total Interest Rate Swaptions $ 368,816 ( $ 200,981 )
- – - – - –
Total Written Options $ 468,903 ( $ 219,969 )
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.435% U.S. CPI Urban Consumers Z/Z LCH 08/01/26 $ 3,500,000 ( $ 27,679 ) $ – ( $ 27,679 )
3.434% U.S. CPI Urban Consumers Z/Z LCH 08/27/26 3,500,000 (14,628) – (14,628)
2.153% U.S. CPI Urban Consumers Z/Z LCH 07/02/27 4,000,000 (384) – (384)
3.500% 1 Day GBP SONIA A/A LCH 03/18/28 GBP 7,300,000 (90,155) (133,444) 43,289
2.340% 1 Day USD SOFR S/Q LCH 11/21/28 $ 14,780,000 (671,353) (94,304) (577,049)
1.954% U.S. CPI Urban Consumers Z/Z LCH 06/03/29 2,350,000 (391,689) (305,429) (86,260)
1.998% U.S. CPI Urban Consumers Z/Z LCH 07/25/29 7,700,000 (1,229,866) (954,412) (275,454)
1.760% U.S. CPI Urban Consumers Z/Z LCH 11/04/29 3,100,000 (578,794) (462,962) (115,832)
1.883% U.S. CPI Urban Consumers Z/Z LCH 11/20/29 700,000 (121,945) (96,657) (25,288)
3.997% 1 Day USD SOFR A/A LCH 11/30/30 8,900,000 27,366 – 27,366
4.020% 1 Day USD SOFR A/A LCH 11/30/30 10,130,000 39,921 – 39,921
1.380% Eurostat Eurozone HICP Z/Z LCH 03/15/31 EUR 5,300,000 (1,219,895) (1,165,781) (54,114)
3.500% 1 Day GBP SONIA A/A LCH 03/18/31 GBP 3,030,000 (98,233) (13,528) (84,705)
2.879% 6 Month EURIBOR A/S LCH 08/15/32 EUR 4,700,000 132,406 542 131,864
3.085% 1 Day USD SOFR A/A LCH 02/13/34 $ 5,000,000 (296,229) (64,455) (231,774)
3.500% U.K. Retail Price Index Z/Z LCH 08/15/34 GBP 1,600,000 42,051 9,127 32,924
3.466% U.K. Retail Price Index Z/Z LCH 09/15/34 700,000 13,793 – 13,793
2.750% 6 Month EURIBOR A/S LCH 09/16/36 EUR 20,340,000 (358,426) (300,438) (57,988)
2.488% Eurostat Eurozone HICP Z/Z LCH 05/15/37 20,000 (256) (1,250) 994
2.421% Eurostat Eurozone HICP Z/Z LCH 05/15/52 240,000 (3,489) (30,243) 26,754
2.590% Eurostat Eurozone HICP Z/Z LCH 12/15/52 500,000 42,813 (11,342) 54,155
2.700% Eurostat Eurozone HICP Z/Z LCH 04/15/53 900,000 117,445 6,015 111,430
2.763% Eurostat Eurozone HICP Z/Z LCH 09/15/53 700,000 106,954 1,735 105,219
2.682% Eurostat Eurozone HICP Z/Z LCH 10/15/53 200,000 25,097 – 25,097

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.736% Eurostat Eurozone HICP Z/Z LCH 10/15/53 EUR 400,000 $ 57,248 $ 3,920 $ 53,328
( $ 4,497,927 ) ( $ 3,612,906 ) ( $ 885,021 )
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.000% Eurostat Eurozone HICP Z/Z LCH 02/15/27 EUR 1,200,000 $ 13,309 $ 4,061 $ 9,248
2.965% Eurostat Eurozone HICP Z/Z LCH 05/15/27 800,000 30,052 30,996 (944)
3.000% Eurostat Eurozone HICP Z/Z LCH 05/15/27 1,300,000 45,969 47,984 (2,015)
3.130% Eurostat Eurozone HICP Z/Z LCH 05/15/27 300,000 8,145 9,023 (878)
1.636% Eurostat Eurozone HICP Z/Z LCH 06/15/27 3,500,000 62,942 – 62,942
1.798% U.S. CPI Urban Consumers Z/Z LCH 08/25/27 $ 900,000 166,911 129,014 37,897
1.890% U.S. CPI Urban Consumers Z/Z LCH 08/27/27 1,000,000 178,247 136,950 41,297
3.365% U.K. Retail Price Index Z/Z LCH 09/15/27 GBP 2,300,000 (1,663) 1,012 (2,675)
0.300% 1 Day JPY TONAR S/S LCH 09/20/27 JPY 377,560,000 31,163 (1,595) 32,758
2.573% U.S. CPI Urban Consumers Z/Z LCH 08/26/28 $ 400,000 35,580 23,914 11,666
2.645% U.S. CPI Urban Consumers Z/Z LCH 09/10/28 500,000 40,233 26,277 13,956
0.550% 1 Day JPY TONAR A/A LCH 09/14/28 JPY 690,000,000 87,218 (3,835) 91,053
3.325% 1 Day USD SOFR A/A LCH 08/31/30 $ 13,960,000 311,361 62,867 248,494
4.000% 1 Day USD SOFR A/A CME 11/30/30 1,190,000 (3,663) 102 (3,765)
4.000% 1 Day USD SOFR A/A LCH 11/30/30 4,160,000 (13,317) (808) (12,509)
2.311% U.S. CPI Urban Consumers Z/Z LCH 02/24/31 5,100,000 683,305 535,506 147,799
0.500% 1 Day JPY TONAR A/A LCH 12/15/31 JPY 464,000,000 223,213 6,239 216,974
2.600% Eurostat Eurozone HICP Z/Z LCH 05/15/32 EUR 260,000 5,634 12,440 (6,806)
3.750% 1 Day USD SOFR A/A LCH 05/15/32 $ 2,300,000 19,980 18,113 1,867
2.049% Eurostat Eurozone HICP Z/Z LCH 08/15/34 EUR 3,400,000 15,898 (1,286) 17,184
2.034% Eurostat Eurozone HICP Z/Z LCH 09/15/34 1,400,000 9,820 (4,491) 14,311
4.000% 1 Day USD SOFR A/A LCH 02/15/36 $ 16,200,000 16,922 (61,778) 78,700
0.190% 6 Month EURIBOR A/S LCH 11/04/52 EUR 1,500,000 913,433 705,794 207,639
0.195% 6 Month EURIBOR A/S LCH 11/04/52 1,550,000 942,213 727,786 214,427
0.197% 6 Month EURIBOR A/S LCH 11/08/52 2,800,000 1,701,945 1,314,232 387,713
3.998% 1 Day USD SOFR A/A LCH 11/15/53 $ 100,000 3,501 – 3,501
4.010% 1 Day USD SOFR A/A LCH 11/15/53 4,300,000 138,686 59,797 78,889
4.015% 1 Day USD SOFR A/A LCH 11/15/53 100,000 3,219 – 3,219
4.075% 1 Day USD SOFR A/A LCH 11/15/53 3,939,900 84,813 29,149 55,664
2.237% 1 Day USD SOFR S/Q LCH 11/21/53 3,050,000 1,122,425 181,345 941,080
2.865% 1 Day USD SOFR A/A LCH 02/13/54 9,400,000 2,097,299 230,357 1,866,942
3.500% 1 Day USD SOFR A/A CME 06/20/54 2,400,000 284,484 61,876 222,608
3.050% 6 Month EURIBOR A/S LCH 01/13/56 EUR 2,410,000 5,151 103,298 (98,147)
3.000% 6 Month EURIBOR A/S LCH 09/16/56 7,550,000 137,403 123,141 14,262
$ 9,401,831 $ 4,507,480 $ 4,894,351
a –
Total Interest Rate Swaps $ 4,903,904 $ 894,574 $ 4,009,330
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Inflation Protected Securities
0.125% due 07/15/31
1 Day USD SOFR
+ 3.750% Z MSC 07/22/26 $ 20,000,000 $ 108,631 $ – $ 108,631
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/32
1 Day USD SOFR
+ 3.750% Z MSC 07/22/26 25,000,000 140,306 – 140,306
$ 248,937 $ – $ 248,937
Total Swap Agreements $ 5,152,841 $ 894,574 $ 4,258,267

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
(h) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 248,937
Liabilities – –
Centrally Cleared Swap Agreements (1)
Assets 4,602,612 5,688,224
Liabilities (3,708,038) (1,678,894)
$ 894,574 $ 4,258,267
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 4,027,007 $ – $ 4,027,007 $ –
Mortgage-Backed Securities 72,589,251 – 72,589,251 –
Asset-Backed Securities 28,035,948 – 28,035,948 –
U.S. Treasury Obligations 403,118,246 – 403,118,246 –
Foreign Government Bonds & Notes 35,117,506 – 35,117,506 –
Securities Lending Collateral 427,256 152,027 275,229 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 1,230,331 – 1,230,331 –
Interest Rate Contracts
Futures 779,954 779,954 – –
Swaps 5,937,161 – 5,937,161 –
Total Interest Rate Contracts 6,717,115 779,954 5,937,161 –
Total Asset - Derivatives 7,947,446 779,954 7,167,492 –
Total Assets 551,262,660 931,981 550,330,679 –
a
Liabilities Sale-Buyback Financing Transactions (380,511,680) – (380,511,680) –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (233,494) – (233,494) –
Interest Rate Contracts
Futures (669,562) (669,562) – –
Written Options (219,969) – (219,969) –
Swaps (1,678,894) – (1,678,894) –
Total Interest Rate Contracts (2,568,425) (669,562) (1,898,863) –
Total Liabilities - Derivatives (2,801,919) (669,562) (2,132,357) –
Total Liabilities (383,313,599) (669,562) (382,644,037) –
Total $ 167,949,061 $ 262,419 $ 167,686,642 $ –

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 23.1%
Basic Materials - 0.5%
Anglo American Capital PLC (South Africa)
5.750% due 04/05/34 ~ $ 605,000 $ 624,276
CF Industries, Inc.
5.300% due 11/26/35 † 500,000 498,472
Corp. Nacional del Cobre de Chile (Chile)
6.440% due 01/26/36 ~ 520,000 552,339
DuPont de Nemours, Inc.
5.319% due 11/15/38  880,000 870,237
EIDP, Inc.
5.125% due 05/15/32  535,000 541,433
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~ 300,000 273,531
5.508% due 04/01/36 ~ 1,050,000 1,056,815
International Flavors & Fragrances, Inc.
2.300% due 11/01/30 ~ 735,000 663,253
Nutrien Ltd. (Canada)
4.125% due 03/15/35  450,000 414,665
5,495,021
Communications - 1.7%
Alphabet, Inc.
5.500% due 02/15/46  265,000 261,226
5.650% due 02/15/56  1,040,000 1,026,911
5.750% due 02/15/66  240,000 237,614
Amazon.com, Inc.
3.250% due 05/12/61  310,000 190,699
4.875% due 03/13/36  939,000 924,707
5.800% due 03/13/56  680,000 676,137
AT&T, Inc.
3.550% due 09/15/55  2,094,000 1,349,436
5.125% due 04/30/36  695,000 681,381
Beacon Point DC LLC
6.129% due 11/30/42 ~ 2,155,000 2,174,375
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.700% due 04/01/51  1,860,000 1,155,121
6.384% due 10/23/35  345,000 344,620
Comcast Corp.
2.887% due 11/01/51  2,360,000 1,338,539
Corning, Inc.
5.750% due 08/15/40  75,000 77,018
Meta Platforms, Inc.
4.875% due 11/15/35 † 1,230,000 1,197,448
5.250% due 05/15/36  450,000 446,994
5.400% due 08/15/54  150,000 132,440
5.500% due 11/15/45  1,290,000 1,197,714
5.600% due 05/15/53  610,000 555,198
5.625% due 11/15/55  70,000 63,474
6.300% due 05/15/56  515,000 512,983
Orange SA (France)
5.000% due 01/13/36 ~ 780,000 762,251
Space Exploration Technologies Corp.
5.350% due 07/15/31 ~ 1,110,000 1,107,394
5.650% due 07/15/33 ~ 1,085,000 1,078,845
T-Mobile USA, Inc.
3.400% due 10/15/52 † 1,425,000 934,859
3.875% due 04/15/30 † 610,000 591,206
Time Warner Cable LLC
5.500% due 09/01/41  355,000 303,937
5.875% due 11/15/40  225,000 201,325
a
Principal
Amount Value
Uber Technologies, Inc.
4.800% due 09/15/34  $ 795,000 $ 780,411
Verizon Communications, Inc.
3.400% due 03/22/41  910,000 703,733
21,007,996
Consumer, Cyclical - 0.5%
American Airlines Pass-Through Trust Class A
3.650% due 12/15/29  910,440 881,194
American Airlines Pass-Through Trust Class B
3.950% due 01/11/32  1,548,785 1,483,350
AutoZone, Inc.
1.650% due 01/15/31  165,000 143,988
Delta Air Lines Pass-Through Trust Class A
2.500% due 12/10/29  1,167,051 1,124,641
Hyundai Capital America
2.375% due 10/15/27 ~ 740,000 719,440
McDonald's Corp.
3.625% due 09/01/49  475,000 346,714
Starbucks Corp.
3.350% due 03/12/50  355,000 241,740
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30  371,715 356,988
3.700% due 09/01/31 † 1,418,762 1,355,181
6,653,236
Consumer, Non-Cyclical - 3.0%
AbbVie, Inc.
4.050% due 11/21/39  1,575,000 1,388,599
4.750% due 03/15/36 † 770,000 753,616
5.550% due 03/15/56  840,000 827,001
Altria Group, Inc.
2.450% due 02/04/32  190,000 167,203
Amgen, Inc.
3.150% due 02/21/40  1,588,000 1,238,841
4.663% due 06/15/51  23,000 19,555
4.850% due 02/19/36  205,000 200,910
5.600% due 03/02/43  995,000 989,538
5.650% due 03/02/53  219,000 213,298
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
4.700% due 02/01/36  530,000 516,078
AstraZeneca PLC (United Kingdom)
4.000% due 09/18/42  165,000 140,047
Baptist Healthcare System Obligated Group
3.540% due 08/15/50  540,000 389,613
BAT Capital Corp. (United Kingdom)
4.390% due 08/15/37  770,000 704,565
Bimbo Bakeries USA, Inc. (Mexico)
5.375% due 01/09/36 ~ 200,000 199,944
Biogen, Inc.
5.750% due 05/15/35  280,000 291,928
Bristol-Myers Squibb Co.
3.700% due 03/15/52  385,000 282,386
4.125% due 06/15/39 † 500,000 446,029
4.250% due 10/26/49  357,000 290,333
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  615,000 561,463
3.200% due 04/21/31  1,000,000 933,352
Cardinal Health, Inc.
5.450% due 02/15/34  135,000 138,126
Cencora, Inc.
5.150% due 02/15/35  910,000 909,012

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Cigna Group
3.200% due 03/15/40  $ 1,984,000 $ 1,550,061
CommonSpirit Health
3.910% due 10/01/50  650,000 483,473
Constellation Brands, Inc.
4.500% due 05/09/47  310,000 259,397
CVS Health Corp.
4.875% due 07/20/35  500,000 484,887
CVS Pass-Through Trust
4.163% due 08/11/36 ~ 391,070 366,169
Element Fleet Management Corp. (Canada)
5.037% due 03/25/30 ~ 265,000 266,558
5.643% due 03/13/27 ~ 500,000 503,493
Elevance Health, Inc.
2.875% due 09/15/29  370,000 350,507
6.100% due 10/15/52  205,000 211,004
Eli Lilly & Co.
5.000% due 02/09/54  790,000 729,567
5.700% due 05/20/66 † 350,000 352,184
Gilead Sciences, Inc.
2.600% due 10/01/40  581,000 422,307
Global Payments, Inc.
3.200% due 08/15/29  500,000 471,817
5.400% due 03/15/33  888,000 870,901
5.550% due 11/15/35  810,000 785,604
HCA, Inc.
3.625% due 03/15/32  92,000 85,672
4.900% due 11/15/35  180,000 174,386
5.300% due 05/15/36  585,000 581,364
5.500% due 06/15/47  1,260,000 1,174,696
5.750% due 03/01/35  1,188,000 1,225,172
5.950% due 09/15/54  155,000 152,213
6.100% due 04/01/64 † 320,000 318,290
JBS NV/JBS USA Foods Group Holdings, Inc./
JBS USA Food Co. Holdings
3.750% due 12/01/31  245,000 229,159
5.500% due 01/15/36  1,150,000 1,149,046
5.625% due 03/10/37 ~ 105,000 104,628
6.375% due 04/15/66  575,000 565,085
6.750% due 03/15/34  116,000 126,644
Kraft Heinz Foods Co.
4.625% due 10/01/39  840,000 750,856
4.875% due 10/01/49  610,000 511,811
Kroger Co.
5.000% due 09/15/34  370,000 365,257
5.500% due 09/15/54  120,000 112,635
Maple Parent Holdings Corp.
5.050% due 03/26/31 ~ 160,000 159,913
5.700% due 03/26/36 ~ † 645,000 653,245
Mars, Inc.
5.650% due 05/01/45 ~ 405,000 402,651
MedStar Health, Inc.
3.626% due 08/15/49  520,000 375,542
Merck & Co., Inc.
4.000% due 03/07/49  660,000 525,583
Nationwide Children's Hospital, Inc.
4.556% due 11/01/52  150,000 128,313
Novartis Capital Corp.
5.700% due 03/18/56  110,000 112,171
PeaceHealth Obligated Group
3.218% due 11/15/50  655,000 441,594
Pfizer Investment Enterprises Pte. Ltd.
5.340% due 05/19/63  985,000 906,869
a
Principal
Amount Value
Quanta Services, Inc.
2.350% due 01/15/32  $ 1,115,000 $ 980,067
5.100% due 08/09/35  370,000 367,930
Quest Diagnostics, Inc.
6.400% due 11/30/33  420,000 454,152
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30  460,000 406,927
Solventum Corp.
5.600% due 03/23/34 † 970,000 993,121
Thermo Fisher Scientific, Inc.
4.902% due 02/12/36  455,000 449,817
UnitedHealth Group, Inc.
5.050% due 04/15/53  1,150,000 1,034,408
Zoetis, Inc.
5.600% due 11/16/32  175,000 181,803
35,910,386
Energy - 1.1%
Aker BP ASA (Norway)
5.800% due 10/01/54 ~ 280,000 260,847
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor, Inc.
5.000% due 06/15/36  650,000 636,011
Cheniere Energy Partners LP
4.000% due 03/01/31  670,000 644,818
5.550% due 10/30/35  180,000 182,908
Cheniere Energy, Inc.
5.650% due 04/15/34  680,000 698,116
Columbia Pipelines Operating Co. LLC
5.439% due 02/15/35 ~ 1,405,000 1,424,920
5.927% due 08/15/30 ~ 490,000 509,324
5.962% due 02/15/55 ~ 675,000 669,526
Devon Energy Corp.
5.400% due 02/15/35 ~ 350,000 351,512
5.750% due 09/15/54  115,000 110,908
DT Midstream, Inc.
4.300% due 04/15/32 ~ 540,000 516,297
Eastern Energy Gas Holdings LLC
6.200% due 01/15/55  150,000 154,812
Enbridge, Inc. (Canada)
5.450% due 03/27/36  150,000 151,675
5.700% due 03/08/33  700,000 723,052
Energy Transfer LP
4.900% due 03/15/35  590,000 574,581
5.350% due 01/15/36  401,000 399,529
6.100% due 02/15/42  455,000 457,315
Eni SpA (Italy)
5.700% due 10/01/40 ~ 380,000 373,717
5.950% due 05/15/54 ~ 370,000 366,356
Exxon Mobil Corp.
3.095% due 08/16/49  905,000 611,547
Galaxy Pipeline Assets Bidco Ltd. (United Arab
Emirates)
2.940% due 09/30/40 ~ 466,901 388,133
Kinder Morgan, Inc.
5.050% due 02/15/46  310,000 279,171
ONEOK, Inc.
4.950% due 10/15/32  640,000 635,615
Pioneer Natural Resources Co.
1.900% due 08/15/30  240,000 215,454
Shell Finance U.S., Inc.
5.125% due 10/15/41 ~ 105,000 101,175
Shell International Finance BV
2.875% due 11/26/41  175,000 127,830

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
South Bow USA Infrastructure Holdings LLC
(Canada)
5.026% due 10/01/29  $ 135,000 $ 135,492
Suncor Energy, Inc. (Canada)
5.950% due 12/01/34  210,000 219,542
Targa Resources Corp.
4.900% due 09/15/30  526,000 527,341
TotalEnergies Capital International SA (France)
2.986% due 06/29/41  805,000 602,639
3.127% due 05/29/50  580,000 386,065
Western Midstream Operating LP
5.250% due 02/01/50  165,000 143,240
13,579,468
Financial - 11.6%
ABN AMRO Bank NV (Netherlands)
5.515% due 12/03/35 ~ † 1,400,000 1,423,545
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  2,065,000 1,888,096
4.750% due 01/15/33  745,000 727,798
AIB Group PLC (Ireland)
5.320% due 05/15/31 ~ 1,580,000 1,599,839
6.608% due 09/13/29 ~ 630,000 653,748
Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/30 ~ 200,000 201,478
5.750% due 10/01/31 ~ 535,000 547,453
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/31  335,000 308,675
American Express Co.
4.804% due 10/24/36  30,000 29,062
4.918% due 07/20/33  1,305,000 1,304,639
5.442% due 01/30/36  645,000 658,434
American Tower Corp.
3.100% due 06/15/50  351,000 228,932
4.700% due 12/15/32  410,000 403,458
Aon North America, Inc.
5.450% due 03/01/34 † 340,000 346,974
5.750% due 03/01/54 † 475,000 466,379
Athene Global Funding
2.500% due 03/24/28 ~ 885,000 848,425
Aviation Capital Group LLC
5.125% due 04/10/30 ~ 575,000 576,978
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 1,222,000 1,186,122
4.200% due 04/15/29 ~ 220,000 216,114
4.700% due 01/30/31 ~ 250,000 245,655
4.850% due 04/01/33 ~ 66,000 63,907
4.950% due 01/15/28 ~ 545,000 546,403
4.950% due 10/15/32 ~ 1,388,000 1,354,992
5.150% due 01/15/30 ~ 1,000,000 1,004,056
5.750% due 03/01/29 ~ 105,000 107,129
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.127% due 03/03/36 † 1,400,000 1,362,607
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 198,870
5.127% due 11/06/35  2,200,000 2,157,763
Bank of America Corp.
1.734% due 07/22/27  930,000 928,595
2.676% due 06/19/41  590,000 428,503
5.015% due 07/22/33  3,105,000 3,110,450
5.045% due 02/06/37  2,615,000 2,576,467
5.489% due 04/23/37  1,205,000 1,200,684
5.872% due 09/15/34  1,795,000 1,876,777
a
Principal
Amount Value
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~ $ 1,000,000 $ 994,417
5.601% due 03/20/30 ~ 840,000 857,999
Bank of New York Mellon Corp.
6.474% due 10/25/34  545,000 592,903
Bank of Nova Scotia (Canada)
4.813% due 02/02/34  775,000 763,319
Banque Federative du Credit Mutuel SA
(France)
4.541% due 01/15/31 ~ 600,000 590,308
5.790% due 07/13/28 ~ † 900,000 919,384
Barclays PLC (United Kingdom)
2.894% due 11/24/32  1,528,000 1,370,446
5.207% due 02/24/37  600,000 584,535
5.785% due 02/25/36  200,000 203,843
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico (Mexico)
5.400% due 06/03/31 ~ 782,000 792,753
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 550,000 532,132
5.085% due 05/09/31 ~ 2,485,000 2,498,861
5.497% due 05/20/30 ~ 374,000 380,791
BPCE SA (France)
4.750% due 07/19/27 ~ 340,000 341,298
4.760% due 01/13/32 ~ 370,000 364,813
5.389% due 05/28/31 ~ 2,540,000 2,569,047
5.936% due 05/30/35 ~ 900,000 923,767
6.027% due 05/28/36 ~ 1,690,000 1,737,064
Brixmor Operating Partnership LP
2.500% due 08/16/31  260,000 231,647
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  520,000 355,017
CaixaBank SA (Spain)
5.581% due 07/03/36 ~ 1,750,000 1,767,850
5.673% due 03/15/30 ~ 327,000 334,396
6.037% due 06/15/35 ~ 200,000 208,856
6.840% due 09/13/34 ~ 464,000 506,554
Capital One Financial Corp.
3.800% due 01/31/28  500,000 493,930
5.197% due 09/11/36  345,000 335,963
Citigroup, Inc.
3.057% due 01/25/33  1,959,000 1,775,226
4.450% due 09/29/27  485,000 484,314
4.503% due 09/11/31  1,785,000 1,762,162
5.174% due 09/11/36 † 815,000 810,757
6.020% due 01/24/36 † 495,000 510,041
Cooperatieve Rabobank UA (Netherlands)
4.990% due 05/27/31 ~ 565,000 568,480
Corebridge Financial, Inc.
3.850% due 04/05/29  270,000 263,973
Corebridge Global Funding
4.900% due 08/21/32 ~ 105,000 103,711
Credit Agricole SA (France)
4.656% due 01/12/32 ~ 386,000 380,026
5.222% due 05/27/31 ~ 410,000 413,425
5.261% due 01/12/37 ~ 1,075,000 1,057,765
Crown Castle, Inc.
2.900% due 04/01/41  350,000 254,719
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 282,000 280,518
5.019% due 03/04/31 ~ 685,000 687,869
5.705% due 03/01/30 ~ 475,000 485,962

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Deutsche Bank AG (Germany)
4.469% due 12/10/31  $ 150,000 $ 147,550
4.950% due 08/04/31  665,000 662,807
4.999% due 09/11/30  205,000 205,824
5.297% due 05/09/31  3,990,000 4,032,642
6.720% due 01/18/29  280,000 288,464
6.819% due 11/20/29  380,000 397,551
7.146% due 07/13/27  270,000 270,222
DNB Bank ASA (Norway)
4.384% due 11/04/31 ~ 200,000 196,230
Equinix Europe 2 Financing Corp. LLC
4.700% due 03/15/33  515,000 502,087
Essex Portfolio LP
5.500% due 04/01/34  190,000 193,840
F&G Annuities & Life, Inc.
6.500% due 06/04/29  1,080,000 1,104,159
Fifth Third Bancorp
5.141% due 01/29/37 † 770,000 756,132
Goldman Sachs Group, Inc.
4.939% due 10/21/36  280,000 271,996
5.065% due 01/21/37 † 1,970,000 1,924,130
5.094% due 04/20/34  365,000 363,639
5.218% due 04/23/31  5,006,000 5,056,773
5.330% due 07/23/35  1,200,000 1,204,492
5.851% due 04/25/35  890,000 923,244
Goodman U.S. Finance Eight LLC (Australia)
5.875% due 04/28/46 ~ 160,000 157,599
Healthpeak OP LLC
2.875% due 01/15/31  510,000 468,582
5.375% due 02/15/35 † 345,000 347,404
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28  635,000 615,376
2.206% due 08/17/29  1,495,000 1,417,738
4.675% due 03/10/32  795,000 784,271
5.130% due 03/03/31  2,200,000 2,213,553
5.133% due 11/06/36  515,000 507,060
5.279% due 03/10/37  1,755,000 1,735,243
Huntington National Bank
5.650% due 01/10/30  513,000 527,631
ING Groep NV (Netherlands)
4.803% due 03/23/32  370,000 367,638
5.420% due 03/23/37  650,000 651,851
KBC Group NV (Belgium)
4.454% due 09/23/31 ~ 1,030,000 1,011,971
6.324% due 09/21/34 ~ † 1,590,000 1,698,839
KeyCorp
4.789% due 06/01/33  115,000 112,817
5.121% due 04/04/31  255,000 257,166
5.305% due 01/28/37 † 590,000 581,571
M&T Bank Corp.
5.179% due 07/08/31 † 450,000 453,685
Macquarie Group Ltd. (Australia)
2.871% due 01/14/33 ~ 790,000 704,957
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.159% due 04/24/31  610,000 616,516
5.188% due 09/12/36  865,000 859,479
5.868% due 04/21/47  1,170,000 1,182,072
Mizuho Bank Ltd. (Japan)
5.772% due 04/16/46 ~ 1,000,000 1,002,074
Mizuho Financial Group, Inc. (Japan)
due 07/13/37 # 395,000 392,510
4.711% due 07/08/31  495,000 492,103
a
Principal
Amount Value
Morgan Stanley
4.708% due 03/12/32  $ 3,355,000 $ 3,314,340
4.809% due 04/16/32  530,000 525,991
5.073% due 01/30/37  2,060,000 2,015,288
5.296% due 04/10/37  310,000 308,576
5.320% due 07/19/35  380,000 381,990
5.466% due 01/18/35  1,091,000 1,108,016
5.587% due 01/18/36  685,000 699,752
5.656% due 04/18/30  705,000 720,276
5.900% due 03/13/47  765,000 773,647
Nasdaq, Inc.
5.550% due 02/15/34  101,000 103,934
5.950% due 08/15/53  205,000 207,625
NatWest Group PLC (United Kingdom)
4.445% due 05/08/30 † 1,515,000 1,500,924
5.778% due 03/01/35  1,205,000 1,250,092
NatWest Markets PLC (United Kingdom)
5.410% due 05/17/29 ~ 620,000 631,732
New York Life Insurance Co.
3.750% due 05/15/50 ~ 540,000 401,105
NNN REIT, Inc.
5.500% due 06/15/34  310,000 316,378
Nomura Holdings, Inc. (Japan)
5.545% due 07/14/36  620,000 621,611
6.070% due 07/12/28  215,000 220,750
PNC Financial Services Group, Inc.
5.068% due 01/24/34  503,000 503,693
5.373% due 07/21/36  515,000 520,002
Prudential Financial, Inc.
3.905% due 12/07/47  530,000 406,307
Royal Bank of Canada (Canada)
4.650% due 10/18/30  310,000 309,381
Santander U.K. Group Holdings PLC (United
Kingdom)
5.694% due 04/15/31  2,000,000 2,052,167
6.534% due 01/10/29  1,400,000 1,437,239
Skandinaviska Enskilda Banken AB (Sweden)
4.500% due 09/03/30 ~ 335,000 331,576
Societe Generale SA (France)
3.337% due 01/21/33 ~ 585,000 531,486
5.512% due 05/22/31 ~ 2,388,000 2,426,675
6.691% due 01/10/34 ~ 1,400,000 1,498,890
Standard Chartered PLC (United Kingdom)
5.243% due 01/13/37 ~ 400,000 393,094
5.688% due 05/14/28 ~ 237,000 239,262
State Street Corp.
4.784% due 10/23/36 † 315,000 306,119
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.954% due 07/08/33  1,430,000 1,420,429
Teachers Insurance & Annuity Association of
America
3.300% due 05/15/50 ~ 555,000 372,030
Toronto-Dominion Bank (Canada)
5.298% due 01/30/32  240,000 245,267
Truist Financial Corp.
4.964% due 10/23/36 † 900,000 875,759
5.122% due 01/26/34  520,000 519,366
7.161% due 10/30/29  311,000 327,605
U.S. Bancorp
5.033% due 01/26/37  100,000 98,611
5.083% due 05/15/31 † 395,000 399,469
UBS Group AG (Switzerland)
3.091% due 05/14/32 ~ 660,000 605,853

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.869% due 01/12/29 ~ $ 785,000 $ 776,095
4.398% due 09/23/31 ~ 200,000 196,051
4.844% due 11/06/33 ~ 560,000 550,334
5.010% due 03/23/37 ~ 475,000 461,992
5.199% due 08/10/37 ~ 485,000 477,598
UDR, Inc.
2.100% due 08/01/32  555,000 472,526
Wells Fargo & Co.
4.611% due 04/25/53 † 780,000 655,926
4.960% due 01/23/37 † 2,230,000 2,177,921
5.211% due 12/03/35  220,000 219,695
5.557% due 07/25/34  470,000 481,482
5.605% due 04/23/36  2,105,000 2,158,654
WP Carey, Inc.
due 09/15/36 # 175,000 172,767
2.250% due 04/01/33  325,000 272,996
2.400% due 02/01/31  420,000 378,211
139,905,891
Industrial - 0.8%
Amcor Flexibles North America, Inc.
5.125% due 03/12/36 † 440,000 432,363
Amphenol Corp.
5.300% due 11/15/55  400,000 379,862
Avolon Holdings Funding Ltd. (Ireland)
4.900% due 10/10/30 ~ 145,000 143,794
BAE Systems PLC (United Kingdom)
3.400% due 04/15/30 ~ 485,000 464,067
Boeing Co.
6.388% due 05/01/31  855,000 908,700
6.528% due 05/01/34  1,380,000 1,501,818
Canadian Pacific Railway Co. (Canada)
4.700% due 05/01/48  630,000 556,027
CRH America, Inc.
5.125% due 05/18/45 ~ 300,000 276,507
CSX Corp.
3.800% due 11/01/46  320,000 249,824
Honeywell Aerospace, Inc.
4.950% due 03/16/36 ~ 1,260,000 1,241,233
L3Harris Technologies, Inc.
4.854% due 04/27/35  250,000 245,798
5.400% due 07/31/33  705,000 720,967
Norfolk Southern Corp.
4.050% due 08/15/52  340,000 261,532
RTX Corp.
5.375% due 02/27/53 † 1,275,000 1,221,731
Tyco Electronics Group SA (Switzerland)
4.500% due 02/09/31  730,000 725,884
9,330,107
Technology - 1.2%
Accenture Capital, Inc.
4.500% due 10/04/34 † 339,000 325,246
Analog Devices, Inc.
2.800% due 10/01/41  129,000 93,781
Apple, Inc.
3.750% due 09/12/47  1,180,000 905,707
Broadcom, Inc.
3.187% due 11/15/36 ~ 1,678,000 1,406,519
4.800% due 02/15/36  218,000 211,638
CGI, Inc. (Canada)
2.300% due 09/14/31  435,000 377,373
Dell International LLC/EMC Corp.
5.300% due 04/01/32  530,000 539,204
a
Principal
Amount Value
Fidelity National Information Services, Inc.
4.800% due 03/10/31  $ 263,000 $ 260,215
Fiserv, Inc.
5.150% due 08/12/34  705,000 684,922
Foundry JV Holdco LLC
6.100% due 01/25/36 ~ 200,000 211,069
6.200% due 01/25/37 ~ 275,000 291,128
Intel Corp.
3.250% due 11/15/49  300,000 195,490
3.734% due 12/08/47  180,000 129,694
Leidos, Inc.
2.300% due 02/15/31  700,000 622,632
5.000% due 03/15/36  265,000 255,342
Marvell Technology, Inc.
2.950% due 04/15/31  465,000 427,683
4.750% due 07/15/30  480,000 479,068
5.450% due 07/15/35  701,000 710,968
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
5.000% due 01/15/33 † 650,000 648,058
Oracle Corp.
3.600% due 04/01/50 † 1,505,000 915,926
3.950% due 03/25/51  130,000 83,242
4.800% due 09/26/32  255,000 242,739
5.700% due 02/04/36  1,695,000 1,642,127
5.875% due 09/26/45  155,000 135,772
6.550% due 02/04/46  165,000 155,628
6.700% due 02/04/56  550,000 517,985
6.850% due 02/04/66  345,000 321,328
Roper Technologies, Inc.
1.750% due 02/15/31  645,000 561,287
Synopsys, Inc.
5.150% due 04/01/35  535,000 532,187
5.700% due 04/01/55  245,000 237,807
14,121,765
Utilities - 2.7%
AES Corp.
5.800% due 03/15/32  975,000 988,357
Appalachian Power Recovery Funding LLC
5.836% due 04/01/48  525,000 536,861
Baltimore Gas & Electric Co.
5.400% due 06/01/53  635,000 602,960
Consolidated Edison Co. of New York, Inc.
3.950% due 04/01/50  540,000 421,086
Constellation Energy Generation LLC
5.600% due 06/15/42  1,010,000 996,423
5.800% due 03/01/33  181,000 188,984
Dominion Energy, Inc.
3.300% due 04/15/41  760,000 579,266
DTE Electric Co.
3.950% due 03/01/49  705,000 551,045
Duke Energy Corp.
5.700% due 09/15/55 † 815,000 784,784
6.100% due 09/15/53  850,000 865,423
Duquesne Light Holdings, Inc.
2.775% due 01/07/32 ~ 1,380,000 1,217,360
Edison International
5.000% due 05/05/28  170,000 170,244
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46 † 1,030,000 880,338
ENEL Finance International NV (Italy)
4.750% due 05/25/47 ~ 410,000 345,662
5.000% due 09/30/35 ~ 600,000 583,009

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Entergy Arkansas LLC
5.750% due 06/01/54  $ 330,000 $ 329,811
Entergy Mississippi LLC
5.000% due 09/01/33  615,000 616,466
5.850% due 06/01/54  480,000 480,811
Evergy Metro, Inc.
5.400% due 04/01/34  106,000 108,594
Evergy, Inc.
2.900% due 09/15/29  119,000 112,714
FirstEnergy Transmission LLC
4.550% due 04/01/49 ~ 525,000 439,898
Fortis, Inc. (Canada)
3.055% due 10/04/26  250,000 249,084
Interstate Power & Light Co.
3.500% due 09/30/49  890,000 629,981
ITC Holdings Corp.
2.950% due 05/14/30 ~ 360,000 336,178
5.300% due 07/01/43  150,000 140,694
5.500% due 04/15/36 ~ 120,000 121,734
Jersey Central Power & Light Co.
5.100% due 01/15/35  130,000 130,023
Monongahela Power Co.
5.850% due 02/15/34 ~ 320,000 334,824
Nevada Power Co.
6.000% due 03/15/54  350,000 354,922
NextEra Energy Capital Holdings, Inc.
5.250% due 02/28/53 † 1,500,000 1,363,185
Niagara Mohawk Power Corp.
5.996% due 07/03/55 ~ 225,000 223,913
NRG Energy, Inc.
5.407% due 10/15/35 ~ 1,000,000 983,490
Pacific Gas & Electric Co.
3.750% due 08/15/42 † 1,091,000 826,576
4.300% due 03/15/45  325,000 256,673
6.000% due 08/15/35  1,780,000 1,835,889
6.000% due 05/01/56 † 515,000 493,046
6.750% due 01/15/53 † 390,000 409,765
PG&E Recovery Funding LLC
5.231% due 06/01/42  105,000 104,742
5.529% due 06/01/51  125,000 124,256
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38  325,000 312,407
5.099% due 06/01/54  415,000 383,000
5.212% due 12/01/49  225,000 213,220
Potomac Electric Power Co.
6.500% due 11/15/37  185,000 203,802
Public Service Co. of Oklahoma
5.250% due 01/15/33  675,000 685,515
5.450% due 01/15/36  795,000 803,339
Public Service Enterprise Group, Inc.
5.450% due 04/01/34  250,000 255,030
Puget Energy, Inc.
2.379% due 06/15/28  180,000 172,083
5.725% due 03/15/35  155,000 156,056
Puget Sound Energy, Inc.
5.448% due 06/01/53  215,000 206,271
San Diego Gas & Electric Co.
2.950% due 08/15/51  445,000 283,932
5.350% due 04/01/53  375,000 350,525
5.950% due 03/15/56  130,000 131,971
SCE Recovery Funding LLC
4.697% due 06/15/42  509,928 503,072
5.112% due 12/14/49  240,000 223,701
a
Principal
Amount Value
5.341% due 03/15/47  $ 270,000 $ 267,192
Southern California Edison Co.
4.125% due 03/01/48  1,290,000 973,268
5.200% due 06/01/34  900,000 892,296
Southern Co. Gas Capital Corp.
4.400% due 06/01/43  1,000,000 859,518
Southern Power Co.
4.800% due 06/15/31  990,000 987,550
5.150% due 09/15/41  895,000 855,548
Union Electric Co.
5.200% due 04/01/34  705,000 714,417
Virginia Electric & Power Co.
5.650% due 03/15/55  515,000 503,938
Vistra Operations Co. LLC
5.350% due 01/31/36 ~ 240,000 235,310
6.000% due 04/15/34 ~ 492,000 507,053
Xcel Energy, Inc.
4.800% due 09/15/41  750,000 669,714
33,068,799
Total Corporate Bonds & Notes
    (Cost $283,820,210) 279,072,669
MORTGAGE-BACKED SECURITIES - 25.7%
Collateralized Mortgage Obligations - Commercial - 1.7%
BDS LLC
4.989% (SOFR + 1.350%)
due 05/19/43 ~ § 2,046,000 2,051,645
Cars Net Lease Mortgage Notes
3.100% due 12/15/50 ~ 418,175 386,602
D2 Multifamily Credit Issuer Ltd. (Cayman)
5.089% (SOFR + 1.450%)
due 11/19/43 ~ § 1,715,000 1,718,627
Federal Home Loan Mortgage Corp. Multifamily
Structured Credit Risk
5.290% (SOFR + 1.700%)
due 06/25/46 ~ § 1,152,000 1,156,788
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates (IO)
1.291% due 11/25/30 § 18,945,000 883,300
1.306% due 10/25/30 § 15,300,000 710,385
1.457% due 12/25/29 § 8,580,281 336,135
Federal National Mortgage Association-ACES
(IO)
0.000% due 07/25/35  2,452,523 352
1.623% due 01/25/33 § 2,473,448 2,102,962
1.623% due 10/25/31 § 431,399 388,108
1.915% due 07/25/35 § 2,142,000 1,813,612
1.915% due 06/25/31 § 309,522 284,665
FREMF Mortgage Trust
4.015% due 01/25/50 ~ § 2,385,000 2,369,382
MTN Commercial Mortgage Trust
5.153% due 05/15/43 ~ § 3,000,000 2,997,290
WHARF Commercial Mortgage Trust
5.729% due 07/15/40 ~ § 3,000,000 3,031,723
20,231,576
Collateralized Mortgage Obligations - Residential - 2.3%
Brean Asset-Backed Securities Trust
4.250% due 04/25/66 ~ 1,930,000 1,857,290
Federal Home Loan Mortgage Corp. REMICS
1.500% due 01/25/51  2,103,381 1,688,673

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.000% due 12/25/51  $ 1,533,662 $ 1,363,609
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust
3.000% due 05/25/60 3,851,759 3,395,116
3.000% due 10/25/62 2,579,329 2,162,337
3.250% due 11/25/61  1,356,045 1,171,998
3.500% due 11/25/57  1,936,436 1,742,025
Federal National Mortgage Association
REMICS
1.250% due 06/25/50  1,677,382 1,295,666
Government National Mortgage Association
REMICS (IO)
0.734% due 03/20/71 § 36,725,056 1,199,180
Grene Energy Senior
11.000% due 01/25/27  132,108 107,813
GS Mortgage-Backed Securities Trust
5.228% (SOFR + 1.600%)
due 03/25/66 ~ § 2,270,883 2,286,162
MOO Securitization Trust
4.750% due 06/25/66 ~ § 1,252,000 1,213,656
PRPM LLC
4.000% due 11/25/53 ~ § 537,494 530,300
Seasoned Credit Risk Transfer Trust
3.250% due 06/25/65  1,001,759 847,471
Seasoned Loans Structured Transaction Trust
3.000% due 05/25/35  3,176,497 2,949,262
Towd Point Mortgage Trust
2.918% due 11/30/60 ~ § 2,884,165 2,579,491
4.000% due 11/25/47 ~ § 113,958 113,277
TVC Mortgage Trust
4.964% due 02/25/41 ~ § 1,087,000 1,075,295
27,578,621
Federal Home Loan Mortgage Corp. - 0.8%
2.500% due 05/01/51 - 08/01/51 4,988,981 4,233,183
3.000% due 04/01/52  2,566,372 2,256,398
4.000% due 10/01/52  3,265,467 3,066,329
9,555,910
Federal National Mortgage Association - 10.5%
1.090% due 04/01/28  2,738,213 2,582,876
1.440% due 01/01/31  1,400,000 1,227,161
1.560% due 01/01/31  2,700,000 2,380,036
1.815% due 01/01/31  964,152 862,337
2.010% due 01/01/32  2,200,000 1,940,716
2.160% due 12/01/33  2,949,199 2,530,966
2.320% due 02/01/35  1,881,997 1,578,847
2.500% due 05/01/51 - 03/01/62 39,390,294 33,334,206
2.510% due 10/01/30  2,730,000 2,535,624
2.550% due 10/01/30  866,376 804,626
3.000% due 05/01/47 - 03/01/61 17,792,245 15,709,468
3.040% due 07/01/32  2,768,530 2,572,498
3.080% due 05/01/32  1,875,000 1,743,234
3.140% due 07/01/32  1,710,000 1,582,505
3.190% due 07/01/33  1,642,037 1,521,205
3.260% due 02/01/31  800,000 759,711
3.500% due 03/01/61 - 12/01/62 2,679,082 2,419,369
3.610% due 01/01/37  2,079,492 1,986,036
3.670% due 09/01/32  546,000 517,158
3.750% due 09/01/32  2,537,861 2,437,095
3.790% due 12/01/30  2,610,000 2,537,844
3.800% due 09/01/32  2,210,061 2,120,999
3.805% due 11/01/32  1,470,000 1,411,524
3.830% due 09/01/32  2,500,000 2,403,331
a
Principal
Amount Value
3.910% due 08/01/32  $ 1,300,000 $ 1,253,432
4.000% due 06/01/47 - 07/01/52 13,109,037 12,314,417
4.090% due 09/01/31 - 02/01/34 4,423,509 4,265,999
4.230% due 10/01/32  2,285,000 2,243,041
4.460% due 01/01/31  1,510,000 1,505,003
4.550% due 10/01/32  1,030,000 1,031,885
4.960% due 01/01/34  1,610,000 1,634,145
5.000% due 07/01/52 - 01/01/59 3,809,141 3,808,030
5.010% due 12/01/35  1,981,096 2,007,563
5.175% due 10/01/30  2,000,000 2,046,484
5.500% due 09/01/52 - 10/01/52 3,551,391 3,631,847
6.000% due 12/01/61  2,250,069 2,353,194
127,594,412
Government National Mortgage Association - 5.0%
2.500% due 10/20/45 - 10/20/55 11,526,785 9,863,450
2.804% due 07/20/71 § 2,592,652 2,312,040
2.943% due 10/20/70 § 1,714,593 1,547,032
3.000% due 08/20/50 - 03/20/52 4,205,751 3,735,688
3.103% due 12/20/71 § 2,877,904 2,593,086
3.500% due 10/20/50 - 04/20/52 16,723,632 15,047,879
4.000% due 12/20/51 - 07/20/65 8,993,919 8,416,066
4.500% due 07/20/52 - 08/20/52 5,536,032 5,378,613
5.000% due 07/20/52 - 06/20/63 8,055,421 7,996,706
5.500% due 09/20/52 - 07/20/53 3,465,264 3,516,004
60,406,564
Uniform Mortgage-Backed Securities - 5.4%
due 07/01/56 # 12,900,000 12,943,234
due 07/01/56 # 26,400,000 25,944,235
due 07/01/56 # 31,100,000 25,990,367
64,877,836
Total Mortgage-Backed Securities
    (Cost $320,904,123) 310,244,919
ASSET-BACKED SECURITIES - 11.2%
Automobile Other - 1.9%
American Credit Acceptance Receivables Trust
4.850% due 05/10/32 ~ 1,016,000 1,012,186
5.110% due 04/14/31 ~ 900,000 903,705
AutoNation Finance Trust
5.030% due 08/12/30 ~ 1,000,000 1,005,961
5.190% due 12/10/30 ~ 820,000 825,281
Bridgecrest Lending Auto Securitization Trust
5.620% due 03/17/31  1,430,000 1,448,545
Consumer Portfolio Services Auto Trust
5.120% due 07/15/31 ~ 1,170,000 1,174,747
Credit Acceptance Auto Loan Trust
4.960% due 06/16/36 ~ 1,219,000 1,209,253
Drive Auto Receivables Trust
5.410% due 09/15/32  1,300,000 1,305,759
Exeter Automobile Receivables Trust
5.230% due 01/15/32  1,410,000 1,406,898
5.440% due 10/15/32  715,000 716,597
5.570% due 10/15/31  1,000,000 1,007,418
GLS Auto Receivables Issuer Trust
4.900% due 01/15/32 ~ 1,000,000 1,000,818
5.110% due 01/15/31 ~ 1,200,000 1,205,672
5.380% due 01/15/32 ~ 455,000 455,052
5.590% due 01/15/31 ~ 2,000,000 2,016,516
Santander Drive Auto Receivables Trust
4.680% due 09/15/31  820,000 817,686

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.950% due 01/15/32  $ 440,000 $ 438,260
6.280% due 08/15/31  1,500,000 1,532,729
Truist Bank Auto Credit-Linked Notes
5.067% due 06/26/34 ~ 1,613,000 1,611,561
Western Funding Auto Loan Trust
5.340% due 11/15/35 ~ 1,270,000 1,273,623
22,368,267
Automobile Sequential - 0.9%
Hyundai Auto Lease Securitization Trust
4.380% due 06/15/29 ~ 900,000 898,970
M&T Bank RV Trust
4.350% due 01/15/46 ~ 672,858 664,244
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 1,015,000 1,014,110
Research-Driven Pagaya Motor Asset Trust
5.377% due 03/26/35 ~ 2,315,000 2,317,003
5.382% due 02/26/35 ~ 2,500,000 2,504,217
5.883% due 03/26/35 ~ 2,410,000 2,416,501
Stellantis Financial Underwritten Enhanced
Lease Trust
4.500% due 03/20/29 ~ 950,000 950,234
10,765,279
Credit Card Bullet - 0.1%
Perimeter Master Note Business Trust
5.580% due 12/16/30 ~ 1,000,000 999,404
Credit Card Other - 0.1%
Mission Lane Credit Card Master Trust
5.060% due 09/15/31 ~ 1,050,000 1,048,716
Home Equity Other - 0.7%
Fig Six Trust
due 08/25/56 # ~ § 770,000 774,154
FIGRE Trust
5.300% due 05/25/56 ~ § 1,341,024 1,333,675
GS Mortgage-Backed Securities Trust
4.899% due 05/25/56 ~ § 853,921 846,187
5.227% due 06/25/56 ~ § 2,078,621 2,071,866
RCKT Mortgage Trust
5.124% due 04/25/56 ~ § 1,467,758 1,464,622
Towd Point Mortgage Trust
5.309% due 04/25/66 ~ § 2,444,644 2,433,560
8,924,064
Home Equity Sequential - 0.4%
Deephaven Residential Mortgage Trust
5.312% due 03/25/61 ~ § 1,540,935 1,537,190
Towd Point Mortgage Trust
4.980% due 12/25/65 ~ § 3,246,728 3,215,848
4,753,038
Manufactured Housing Sequential - 0.3%
Cascade MH Asset Trust
2.708% due 02/25/46 ~ 1,420,000 1,186,169
4.250% due 08/25/54 ~ § 2,702,051 2,652,717
3,838,886
Other Asset-Backed Securities - 6.8%
ACHD Trust
5.672% due 07/10/34 ~ 1,408,000 1,409,773
AMSR Trust
2.751% due 06/17/38 ~ 3,950,000 3,726,798
4.000% due 10/17/39 ~ 3,000,000 2,916,593
Aqua Finance Issuer Trust
5.040% due 05/17/51 ~ 655,912 654,529
a
Principal
Amount Value
Aqua Finance Trust
3.140% due 07/17/46 ~ $ 1,744,932 $ 1,613,227
3.970% due 07/17/46 ~ 725,469 697,161
Bastion Funding I LLC
7.119% due 04/25/38 ~ 932,312 943,012
Business Jet Securities LLC
5.364% due 09/15/39 ~ 1,100,792 1,102,652
CFIN Issuer LLC
4.750% ~ § 175,565 175,616
Cherry Securitization Trust
6.130% due 11/15/32 ~ 1,000,000 1,010,022
Crossroads Asset Trust
5.200% due 02/20/32 ~ 235,000 236,515
DP Lion Holdco LLC
8.243% due 11/30/43  763,034 783,633
FirstKey Homes Trust
5.197% due 05/19/39 ~ 915,000 908,394
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ § 4,600,000 4,429,140
3.850% due 10/25/26 ~ § 2,100,000 2,022,011
4.450% due 01/25/28 ~ § 2,700,000 2,661,685
6.190% due 04/25/27 ~ 3,000,000 2,998,343
6.500% due 03/26/27 ~ § 2,550,000 2,524,802
Goodgreen Trust (Jersey)
5.900% due 01/17/61 ~ 1,461,779 1,448,101
GoodLeap Home Improvement Solutions Trust
5.000% due 10/20/49 ~ 930,404 919,072
5.310% due 12/20/49 ~ 3,732,955 3,711,192
Hilton Grand Vacations Trust
4.730% due 05/25/44 ~ 436,674 433,643
5.010% due 02/25/43 ~ 842,395 842,229
5.360% due 02/25/43 ~ 624,888 623,603
Jonah Energy ABS II LLC
7.200% due 12/10/37 ~ 651,372 660,316
Jonah Energy LLC
7.800% due 11/10/37  1,256,837 1,266,263
Lendmark Funding Trust
5.400% due 11/20/35 ~ 1,000,000 993,742
Mariner Finance Issuance Trust
6.540% due 05/20/38 ~ 1,350,000 1,366,745
MVW LLC
1.140% due 01/22/41 ~ 198,116 193,222
4.970% due 03/20/43 ~ 718,865 714,833
5.360% due 03/20/43 ~ 1,300,528 1,293,868
OneMain Financial Issuance Trust
2.210% due 09/14/35 ~ 1,230,000 1,195,526
3.450% due 09/14/35 ~ 675,000 652,701
Oportun Issuance Trust
5.060% due 01/09/34 ~ 1,297,000 1,290,371
5.280% due 05/09/33 ~ 2,000,000 1,998,964
5.310% due 02/08/33 ~ 1,655,000 1,649,886
Post Road Equipment Finance LLC
5.120% due 06/15/33 ~ 1,660,000 1,658,651
Progress Residential Trust
2.425% due 07/17/38 ~ 2,530,000 2,524,675
2.811% due 11/17/40 ~ 1,000,000 942,382
3.930% due 02/17/41 ~ 2,000,000 1,920,841
4.000% due 12/17/42 ~ 535,000 501,900
4.200% due 07/17/43 ~ 1,256,000 1,182,082
4.320% due 05/17/43 ~ 2,045,000 1,942,479
5.200% due 04/17/39 ~ 1,685,000 1,674,333
Reach ABS Trust
4.800% due 02/15/33 ~ 1,335,000 1,318,236

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.120% due 08/18/32 ~ $ 830,000 $ 827,725
5.350% due 02/15/35 ~ 1,827,000 1,825,894
SCF Equipment Leasing LLC
6.770% due 08/22/33 ~ 2,385,000 2,448,189
Stream Innovations Issuer Trust
4.780% due 08/15/46 ~ 1,743,187 1,717,511
6.120% due 09/15/45 ~ 900,060 904,880
UPG HI Issuer Trust
5.030% due 02/25/48 ~ 1,850,449 1,844,603
Upstart Securitization Trust
due 07/20/36 # ~ 1,830,000 1,833,838
5.080% due 05/20/36 ~ 1,214,000 1,210,366
UPX HIL Issuer Trust
5.160% due 01/25/47 ~ 1,121,307 1,113,042
Westgate Resorts LLC
5.470% due 10/20/39 ~ 1,108,034 1,106,472
6.080% due 10/20/39 ~ 2,019,931 2,018,219
82,584,501
Total Asset-Backed Securities
    (Cost $135,312,343) 135,282,155
U.S. TREASURY OBLIGATIONS - 37.5%
U.S. Treasury Bonds - 9.5%
2.250% due 08/15/49  2,795,000 1,739,123
2.375% due 05/15/51  41,747,000 26,119,598
2.875% due 05/15/52  5,490,000 3,798,715
3.000% due 08/15/48  4,770,000 3,496,075
3.125% due 02/15/43  368,000 294,328
3.250% due 05/15/42  21,235,000 17,491,917
3.750% due 11/15/43  6,045,000 5,226,800
3.875% due 05/15/43  260,000 229,892
4.125% due 08/15/44  6,025,000 5,450,742
4.625% due 11/15/45  21,094,000 20,263,424
4.750% due 05/15/55  195,000 189,188
4.750% due 08/15/55  14,290,000 13,867,440
4.750% due 02/15/56  16,851,000 16,373,116
114,540,358
U.S. Treasury Notes - 26.4%
3.125% due 08/31/29  145,000 140,542
3.750% due 01/31/31  85,986,000 84,370,404
3.750% due 10/31/32  18,161,000 17,625,747
3.750% due 02/28/33  38,554,000 37,344,669
3.875% due 04/15/29  109,096,000 108,282,041
3.875% due 03/31/31  485,000 478,180
3.875% due 08/31/32  5,410,000 5,294,298
4.000% due 02/15/34  47,894,000 46,799,548
4.500% due 11/15/33  628,000 634,378
4.625% due 04/30/29  18,644,000 18,869,767
319,839,574
U.S. Treasury Strip Coupons - 1.6%
due 05/15/40  35,000,000 17,912,870
due 11/15/40  2,320,000 1,150,093
due 02/15/41  1,486,372 725,753
19,788,716
Total U.S. Treasury Obligations
    (Cost $461,435,469) 454,168,648
a
Principal
Amount Value
FOREIGN GOVERNMENT BONDS & NOTES - 0.6%
Eagle Funding Luxco SARL (Mexico)
5.500% due 08/17/30 ~
$ 1,365,000
$ 1,372,234
Mexico Government (Mexico)
4.400% due 02/12/52 †
1,995,000
1,432,909
4.600% due 01/23/46
480,000
371,880
5.375% due 03/22/33
1,411,000
1,383,556
5.850% due 07/02/32
631,000
637,972
6.250% due 08/27/37 †
1,375,000
1,376,780
Panama Government (Panama)
5.227% due 02/23/34
334,000
328,673
Republic of Poland Government (Poland)
5.500% due 03/18/54
430,000
407,481
Total Foreign Government Bonds & Notes
    (Cost $7,546,572) 7,311,485
MUNICIPAL BONDS - 0.1%
Oklahoma Development Finance Authority
Class A3
4.714% due 05/01/52  445,000 409,569
Regents of the University of California Medical
Center Pooled Revenue
3.706% due 05/15/20  675,000 425,182
Texas Natural Gas Securitization Finance Corp.
Class A1
5.102% due 04/01/35  351,900 357,541
Total Municipal Bonds
    (Cost $1,473,651) 1,192,292
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.2%
    (Cost $1,210,492,368) 1,187,272,168
Shares
SECURITIES LENDING COLLATERAL - 2.3%
Mutual Funds - 0.8%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 9,941,608 9,941,608
Principal
Amount
Repurchase Agreements - 1.5%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$12,300,952; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$12,546,979) $ 12,299,705 12,299,705

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$5,706,807; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $5,828,480) $ 5,698,541 $ 5,698,541
17,998,246
Total Securities Lending Collateral
(Cost $27,939,854) 27,939,854
a
TOTAL INVESTMENTS - 100.5%
(Cost $1,238,432,222) 1,215,212,022
OTHER ASSETS & LIABILITIES, NET -  (0.5%) (5,631,075)
NET ASSETS - 100.0% $ 1,209,580,947
U.S. Treasury Obligations 37 .5%
Mortgage-Backed Securities 25 .7%
Corporate Bonds & Notes 23 .1%
Asset-Backed Securities 11 .2%
Others (each less than 3.0%) 3 .0%
100 .5%
Other Assets & Liabilities, Net ( 0 .5% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 279,072,669 $ – $ 279,072,669 $ –
Mortgage-Backed Securities 310,244,919 – 310,244,919 –
Asset-Backed Securities 135,282,155 – 135,282,155 –
U.S. Treasury Obligations 454,168,648 – 454,168,648 –
Foreign Government Bonds & Notes 7,311,485 – 7,311,485 –
Municipal Bonds 1,192,292 – 1,192,292 –
Securities Lending Collateral 27,939,854 9,941,608 17,998,246 –
Total $ 1,215,212,022 $ 9,941,608 $ 1,205,270,414 $ –

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 36.3%
Basic Materials - 1.6%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,105,000 $ 1,100,479
Corp. Nacional del Cobre de Chile (Chile)
3.000% due 09/30/29 ~ 3,400,000 3,205,242
3.625% due 08/01/27 ~ † 477,000 471,418
Ecolab, Inc.
4.600% due 06/15/29  3,250,000 3,255,535
Freeport-McMoRan, Inc.
4.125% due 03/01/28  552,000 547,213
5.250% due 09/01/29  655,000 659,617
Ma'aden Sukuk Ltd. (Saudi Arabia)
5.250% due 02/13/30 ~ 3,180,000 3,202,112
MEGlobal BV (Kuwait)
2.625% due 04/28/28 ~ 3,790,000 3,610,185
Nutrien Ltd. (Canada)
4.900% due 03/27/28  1,015,000 1,019,769
SNF Group SACA (France)
5.626% due 03/31/31 ~ 1,465,000 1,482,464
18,554,034
Communications - 2.0%
Advanced Info Service PCL (Thailand)
4.260% due 03/04/31 ~ 1,570,000 1,534,444
Airbnb, Inc.
4.400% due 03/16/29  1,140,000 1,134,374
Charter Communications Operating LLC/
Charter Communications Operating Capital
4.200% due 03/15/28  1,910,000 1,885,542
5.050% due 03/30/29  845,000 841,928
Cox Communications, Inc.
3.350% due 09/15/26 ~ 880,000 877,856
3.500% due 08/15/27 ~ 935,000 923,103
Crown Castle Towers LLC
4.241% due 07/15/48 ~ 1,305,000 1,292,425
KT Corp. (South Korea)
4.125% due 02/02/28 ~ 600,000 595,822
4.375% due 01/03/29 ~ 1,970,000 1,960,045
NTT Finance Corp. (Japan)
due 03/31/28 # ~ 1,330,000 1,330,981
4.620% due 07/16/28 ~ † 1,375,000 1,371,825
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  2,845,000 2,818,983
5.000% due 02/15/29  3,760,000 3,783,759
Space Exploration Technologies Corp.
5.350% due 07/15/31 ~ 1,715,000 1,710,973
22,062,060
Consumer, Cyclical - 4.0%
American Honda Finance Corp.
4.550% due 04/10/28  565,000 564,178
4.900% due 04/10/31 † 535,000 533,243
5.650% due 11/15/28 † 2,285,000 2,333,886
AutoZone, Inc.
5.125% due 06/15/30  1,560,000 1,580,789
BMW U.S. Capital LLC (Germany)
4.150% due 04/09/30 ~ 465,000 454,619
4.400% due 03/19/29 ~ 3,085,000 3,066,675
Daimler Truck Finance North America LLC
(Germany)
4.150% due 01/12/29 ~ † 565,000 558,029
4.300% due 08/12/27 ~ 1,470,000 1,467,250
a
Principal
Amount Value
Darden Restaurants, Inc.
4.350% due 10/15/27  $ 1,555,000 $ 1,550,501
Dollar General Corp.
5.200% due 07/05/28  1,839,000 1,859,329
Ford Motor Credit Co. LLC
5.125% due 11/05/26 † 1,785,000 1,787,247
5.800% due 03/05/27  1,275,000 1,281,756
5.918% due 03/20/28  2,685,000 2,719,053
General Motors Financial Co., Inc.
5.050% due 04/04/28  1,370,000 1,378,731
5.350% due 07/15/27  1,702,000 1,716,872
Hyundai Capital America
4.250% due 01/08/29 ~ 905,000 893,086
4.750% due 06/18/29 ~ 485,000 483,426
4.850% due 03/25/27 ~ 1,745,000 1,750,472
4.875% due 06/23/27 ~ † 1,495,000 1,500,956
5.000% due 01/07/28 ~ 1,915,000 1,922,769
5.250% due 01/08/27 ~ 460,000 461,953
5.600% due 03/30/28 ~ 1,255,000 1,272,562
LG Energy Solution Ltd. (South Korea)
5.375% due 07/02/27 ~ 2,150,000 2,165,698
Southwest Airlines Co.
4.375% due 11/15/28  2,360,000 2,342,514
Volkswagen Group of America Finance LLC
(Germany)
4.450% due 09/11/27 ~ 440,000 438,666
4.750% due 11/13/28 ~ 963,000 960,555
4.850% due 08/15/27 ~ † 2,705,000 2,711,170
5.050% due 03/27/28 ~ 1,875,000 1,883,458
5.700% due 09/12/26 ~ 1,435,000 1,438,384
6.000% due 11/16/26 ~ 1,920,000 1,930,923
45,008,750
Consumer, Non-Cyclical - 6.9%
Agilent Technologies, Inc.
4.900% due 01/15/32 ~ † 2,850,000 2,853,289
Augusta SpinCo Corp.
4.398% due 03/23/29  2,745,000 2,726,149
Bacardi Ltd. (Bermuda)
4.700% due 05/15/28 ~ 3,491,000 3,481,943
Baxter International, Inc.
2.272% due 12/01/28 † 2,317,000 2,182,349
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 3,837,000 3,796,658
Cencora, Inc.
3.950% due 02/13/29 † 1,050,000 1,032,338
Centene Corp.
4.625% due 12/15/29  2,005,000 1,946,025
Conagra Brands, Inc.
1.375% due 11/01/27  505,000 483,801
4.850% due 11/01/28  705,000 706,263
CSL Finance PLC (Australia)
3.850% due 04/27/27 ~ 605,000 601,963
CVS Health Corp.
1.300% due 08/21/27  3,910,000 3,772,489
3.000% due 08/15/26 † 2,085,000 2,081,017
4.300% due 03/25/28  1,365,000 1,358,146
Element Fleet Management Corp. (Canada)
4.800% due 05/29/29 ~ 410,000 409,079
5.037% due 03/25/30 ~ 1,205,000 1,212,082
5.643% due 03/13/27 ~ † 1,390,000 1,399,711
ERAC USA Finance LLC
5.000% due 02/15/29 ~ † 1,145,000 1,156,021

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Global Payments, Inc.
3.200% due 08/15/29  $ 2,420,000 $ 2,283,591
4.500% due 11/15/28  420,000 415,077
4.550% due 03/15/28 † 2,115,000 2,106,165
HCA, Inc.
4.300% due 11/15/30  760,000 743,600
5.625% due 09/01/28  3,000,000 3,047,384
Health Care Service Corp. A Mutual Legal
Reserve Co.
5.200% due 06/15/29 ~ 615,000 620,410
HPHT Finance 21 II Ltd. (Hong Kong)
1.500% due 09/17/26 ~ 3,450,000 3,433,318
Humana, Inc.
3.700% due 03/23/29  660,000 643,262
5.750% due 03/01/28 † 510,000 518,793
5.750% due 12/01/28  1,923,000 1,965,100
Icon Investments Six DAC
5.809% due 05/08/27  3,410,000 3,437,307
Imperial Brands Finance PLC (United Kingdom)
3.500% due 07/26/26 ~ 627,000 626,510
4.500% due 06/30/28 ~ 1,580,000 1,576,497
6.125% due 07/27/27 ~ 2,242,000 2,276,883
IQVIA, Inc.
5.700% due 05/15/28  1,685,000 1,713,022
6.250% due 02/01/29  1,519,000 1,570,121
Keurig Dr. Pepper, Inc.
3.950% due 04/15/29  397,000 388,816
4.350% due 05/15/28  535,000 532,762
5.050% due 03/15/29  2,365,000 2,382,901
Maple Parent Holdings Corp.
4.750% due 03/26/29 ~ 1,880,000 1,879,110
Medline Borrower LP
3.875% due 04/01/29 ~ 5,785,000 5,620,961
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/29 ~ 211,000 215,610
Mobility Global, Inc.
5.050% due 06/15/29 ~ 670,000 671,263
Molson Coors Beverage Co.
4.900% due 07/08/31  765,000 764,503
Rentokil Terminix Funding PLC (United
Kingdom)
4.625% due 04/23/31 ~ 1,090,000 1,071,406
Revvity, Inc.
1.900% due 09/15/28  1,808,000 1,702,538
Solventum Corp.
5.450% due 02/25/27  1,168,000 1,175,607
Viatris, Inc.
2.300% due 06/22/27  2,299,000 2,245,459
76,827,299
Energy - 1.9%
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27  2,042,000 2,047,309
Cheniere Energy Partners LP
4.000% due 03/01/31  1,370,000 1,318,508
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 ~ 280,000 280,168
Enbridge, Inc. (Canada)
5.900% due 11/15/26  950,000 954,159
Energy Transfer LP
4.550% due 01/15/31 † 860,000 849,213
5.250% due 07/01/29  1,175,000 1,192,047
ONEOK, Inc.
4.250% due 09/24/27  2,835,000 2,825,278
a
Principal
Amount Value
5.550% due 11/01/26  $ 1,595,000 $ 1,600,266
5.625% due 01/15/28 ~ 772,000 779,818
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27 † 1,435,000 1,438,917
Targa Resources Corp.
5.200% due 07/01/27  657,000 661,219
Tengizchevroil Finance Co. International Ltd.
(Kazakhstan)
4.000% due 08/15/26 ~ 1,440,000 1,438,522
Var Energi ASA (Norway)
5.000% due 05/18/27 ~ 1,790,000 1,795,256
7.500% due 01/15/28 ~ 3,150,000 3,269,926
Woodside Finance Ltd. (Australia)
3.700% due 09/15/26 ~ 1,424,000 1,421,299
21,871,905
Financial - 12.4%
Abu Dhabi Developmental Holding Co. PJSC
(United Arab Emirates)
4.500% due 05/06/30 ~ 3,200,000 3,173,897
American Express Co.
4.731% due 04/25/29 † 1,845,000 1,850,226
5.532% due 04/25/30 † 1,250,000 1,277,975
Aspen Insurance Holdings Ltd. (Bermuda)
5.750% due 07/01/30  940,000 964,472
Athene Global Funding
4.860% due 08/27/26 ~ 1,390,000 1,390,991
Avolon Holdings Funding Ltd. (Ireland)
6.375% due 05/04/28 ~ 895,000 918,355
Banco Santander SA (Spain)
5.552% due 03/14/28  1,200,000 1,207,823
Bank of America Corp.
1.734% due 07/22/27  3,685,000 3,679,435
4.456% due 02/06/32  1,470,000 1,444,468
4.623% due 05/09/29  2,645,000 2,644,334
Barclays PLC (United Kingdom)
4.219% due 05/24/30  1,200,000 1,180,137
4.476% due 11/11/29  1,205,000 1,196,789
4.911% due 06/26/30  740,000 739,997
5.086% due 02/25/29  2,165,000 2,177,461
BNP Paribas SA (France)
4.792% due 05/09/29 ~ † 1,285,000 1,286,321
Brown & Brown, Inc.
4.700% due 06/23/28 † 980,000 979,930
CaixaBank SA (Spain)
4.818% due 04/22/32 ~ † 550,000 545,681
6.684% due 09/13/27 ~ 2,245,000 2,254,486
Canadian Imperial Bank of Commerce
(Canada)
4.283% due 01/29/30 † 1,895,000 1,874,452
Capital One Financial Corp.
7.149% due 10/29/27  1,335,000 1,345,743
CBRE Services, Inc.
4.800% due 06/15/30  695,000 695,021
Charles Schwab Corp.
4.744% due 05/21/30  1,390,000 1,392,910
Citigroup, Inc.
4.503% due 09/11/31 † 1,345,000 1,327,791
5.174% due 02/13/30  1,465,000 1,480,809
CNO Global Funding
4.875% due 12/10/27 ~ 786,000 786,497
Corebridge Global Funding
4.250% due 08/21/28 ~ 1,165,000 1,153,707

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.650% due 08/20/27 ~ $ 390,000 $ 390,524
5.200% due 01/12/29 ~ 745,000 752,291
Credit Agricole SA (France)
5.230% due 01/09/29 ~ 1,380,000 1,390,928
Crown Castle, Inc.
1.050% due 07/15/26  1,805,000 1,802,725
2.900% due 03/15/27  1,580,000 1,563,027
4.800% due 09/01/28  575,000 576,784
5.000% due 01/11/28  710,000 713,986
5.600% due 06/01/29  1,075,000 1,099,166
CubeSmart LP
2.250% due 12/15/28  264,000 249,360
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 1,320,000 1,313,062
4.662% due 03/27/29 ~ † 1,810,000 1,810,480
5.427% due 03/01/28 ~ 1,655,000 1,665,698
DNB Bank ASA (Norway)
4.832% due 03/30/32 ~ 1,430,000 1,425,275
Emaar Sukuk Ltd. (United Arab Emirates)
3.635% due 09/15/26 ~ 2,480,000 2,475,476
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,360,000 1,357,538
Extra Space Storage LP
3.875% due 12/15/27  2,125,000 2,108,719
Fifth Third Bancorp
4.566% due 04/29/32  1,490,000 1,463,253
Gabx Leasing LLC
4.625% due 04/15/31 ~ † 780,000 769,423
Goldman Sachs Group, Inc.
4.148% due 01/21/29  2,170,000 2,151,648
4.482% due 08/23/28  875,000 874,313
4.937% due 04/23/28  4,235,000 4,247,532
5.218% due 04/23/31  1,460,000 1,474,808
HDFC Bank Ltd. (India)
5.196% due 02/15/27 ~ 2,140,000 2,145,243
Healthcare Realty Holdings LP
3.625% due 01/15/28  33,000 32,435
3.750% due 07/01/27  1,258,000 1,250,371
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  1,245,000 1,231,956
4.899% due 03/03/29  1,645,000 1,651,487
5.130% due 11/19/28  1,445,000 1,454,742
5.597% due 05/17/28  1,790,000 1,805,781
Huntington Bancshares, Inc.
4.623% due 01/28/32  1,370,000 1,347,632
ING Groep NV (Netherlands)
4.803% due 03/23/32  1,440,000 1,430,809
4.858% due 03/25/29  1,310,000 1,315,264
Jackson National Life Global Funding
4.850% due 06/23/28 ~ 1,520,000 1,516,114
5.550% due 07/02/27 ~ 755,000 762,008
JPMorgan Chase & Co.
4.347% due 01/22/32  1,130,000 1,107,226
4.979% due 07/22/28  2,335,000 2,345,510
5.040% due 01/23/28  830,000 832,670
Lloyds Banking Group PLC (United Kingdom)
5.462% due 01/05/28  1,715,000 1,723,871
LPL Holdings, Inc.
4.625% due 11/15/27 ~ † 405,000 403,148
4.900% due 04/03/28 † 1,365,000 1,366,190
5.700% due 05/20/27  2,455,000 2,474,073
6.750% due 11/17/28  540,000 561,907
a
Principal
Amount Value
Lseg U.S. Fin Corp. (United Kingdom)
4.250% due 03/23/29 ~ $ 1,725,000 $ 1,705,638
Manufacturers & Traders Trust Co.
4.762% due 07/06/28 † 1,155,000 1,156,852
Morgan Stanley
4.238% due 01/09/30  1,375,000 1,357,210
4.708% due 03/12/32  1,790,000 1,768,306
4.994% due 04/12/29  2,075,000 2,086,613
Morgan Stanley Bank NA
4.788% due 05/10/30  515,000 515,578
NatWest Markets PLC (United Kingdom)
4.654% due 03/27/29 ~ 3,385,000 3,380,769
RGA Global Funding
4.350% due 08/25/28 ~ † 1,675,000 1,661,697
Royal Bank of Canada (Canada)
4.400% due 04/17/30  1,620,000 1,606,892
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ † 770,000 771,907
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,940,000 1,918,876
5.040% due 06/05/30 † 800,000 799,937
Santander U.K. Group Holdings PLC (United
Kingdom)
4.320% due 09/22/29  1,065,000 1,054,059
SBA Tower Trust
1.631% due 05/15/51 ~ 1,045,000 1,034,240
4.831% due 10/15/54 ~ 2,110,000 2,110,992
6.599% due 11/15/52 ~ 2,920,000 2,949,527
Societe Generale SA (France)
5.519% due 01/19/28 ~ † 1,235,000 1,241,106
Standard Chartered PLC (United Kingdom)
4.300% due 02/19/27 ~ † 1,728,000 1,725,511
5.688% due 05/14/28 ~ † 1,330,000 1,342,695
U.S. Bancorp
4.548% due 07/22/28  1,795,000 1,795,453
Ventas Realty LP
4.400% due 01/15/29  330,000 327,660
Wells Fargo & Co.
4.900% due 01/24/28  2,835,000 2,841,651
4.970% due 04/23/29  5,670,000 5,698,521
138,255,851
Industrial - 2.1%
Amrize Finance U.S. LLC
4.700% due 04/07/28  2,040,000 2,043,639
4.950% due 04/07/30  885,000 891,063
AptarGroup, Inc.
4.750% due 03/30/31  710,000 703,504
Boeing Co.
3.200% due 03/01/29 † 1,460,000 1,407,826
CNH Industrial Capital LLC
4.375% due 03/07/31  2,585,000 2,530,700
GATX Corp.
3.250% due 09/15/26  1,000,000 997,538
3.850% due 03/30/27  1,408,000 1,402,001
5.400% due 03/15/27  1,544,000 1,552,953
Huntington Ingalls Industries, Inc.
5.353% due 01/15/30  290,000 294,876
Owens Corning
3.400% due 08/15/26  750,000 748,903
Penske Truck Leasing Co. LP/PTL Finance
Corp.
3.400% due 11/15/26 ~ 1,800,000 1,792,896
4.400% due 07/01/27 ~ 226,000 225,644

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.350% due 01/12/27 ~ $ 1,195,000 $ 1,199,018
5.550% due 05/01/28 ~ 51,000 51,710
5.700% due 02/01/28 ~ 93,000 94,380
6.050% due 08/01/28 ~ 795,000 813,880
Regal Rexnord Corp.
6.050% due 04/15/28  2,060,000 2,104,164
6.300% due 02/15/30  224,000 233,844
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ † 1,920,000 1,944,243
RTX Corp.
6.700% due 08/01/28  1,313,000 1,368,116
7.000% due 11/01/28  1,228,000 1,285,739
23,686,637
Technology - 3.0%
Atlassian Corp.
5.250% due 05/15/29  1,200,000 1,203,202
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 ~ 3,750,000 3,659,727
4.000% due 07/01/29 ~ † 1,595,000 1,557,279
Fidelity National Information Services, Inc.
4.450% due 03/10/28  1,285,000 1,280,911
4.550% due 03/10/29 † 2,975,000 2,952,555
4.800% due 03/10/31  640,000 633,222
Fiserv, Inc.
3.500% due 07/01/29  1,515,000 1,454,394
4.200% due 10/01/28  1,197,000 1,180,764
4.550% due 02/15/31 † 820,000 800,888
5.375% due 08/21/28  1,170,000 1,182,070
Foundry JV Holdco LLC
5.500% due 01/25/31 ~ 435,000 444,972
5.900% due 01/25/30 ~ † 1,015,000 1,047,693
Gartner, Inc.
4.500% due 07/01/28 ~ 3,942,000 3,872,973
Hewlett Packard Enterprise Co.
4.500% due 03/23/28  1,840,000 1,838,284
Leidos, Inc.
4.100% due 03/15/29  1,155,000 1,136,305
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  715,000 709,832
4.300% due 06/18/29  1,513,000 1,497,004
Oracle Corp.
4.450% due 09/26/30  2,015,000 1,945,841
Salesforce, Inc.
4.650% due 03/15/29  3,865,000 3,863,498
Take-Two Interactive Software, Inc.
4.950% due 03/28/28  1,500,000 1,506,983
33,768,397
Utilities - 2.4%
AES Corp.
5.200% due 07/15/29  275,000 276,615
Appalachian Power Co.
3.300% due 06/01/27  4,538,000 4,489,658
Chpe LLC
4.875% due 06/30/31 ~ 1,295,000 1,292,762
DTE Energy Co.
5.200% due 04/01/30  1,435,000 1,456,122
ENEL Finance International NV (Italy)
1.625% due 07/12/26 ~ 2,710,000 2,707,403
4.125% due 09/30/28 ~ 740,000 731,306
FirstEnergy Corp.
3.900% due 07/15/27  1,282,000 1,274,946
a
Principal
Amount Value
National Fuel Gas Co.
4.750% due 05/15/29  $ 1,150,000 $ 1,147,140
Niagara Mohawk Power Corp.
4.647% due 10/03/30 ~ † 1,055,000 1,048,390
NiSource, Inc.
5.250% due 03/30/28  260,000 262,974
Pacific Gas & Electric Co.
3.300% due 03/15/27  513,000 508,535
3.300% due 12/01/27  505,000 495,661
5.000% due 06/04/28 † 1,020,000 1,025,796
5.450% due 06/15/27  265,000 267,077
PacifiCorp
4.650% due 04/15/29 † 840,000 838,037
Public Service Enterprise Group, Inc.
4.900% due 03/15/30 † 2,075,000 2,092,191
Sempra
5.400% due 08/01/26 † 980,000 980,290
Southern California Edison Co.
5.150% due 06/01/29  1,605,000 1,622,245
Southern Co.
5.113% due 08/01/27 † 1,235,000 1,241,217
Vistra Operations Co. LLC
4.550% due 10/30/28 ~ 1,370,000 1,361,445
5.050% due 12/30/26 ~ 1,345,000 1,347,040
26,466,850
Total Corporate Bonds & Notes
    (Cost $406,712,238) 406,501,783
MORTGAGE-BACKED SECURITIES - 16.6%
Collateralized Mortgage Obligations - Commercial - 3.9%
Bank
5.523% due 06/15/57  188,912 190,522
Bank5
5.525% due 04/15/59  740,000 758,442
5.646% due 04/15/58  1,630,000 1,670,314
5.902% due 12/15/57 § 1,680,000 1,731,110
6.122% due 12/15/57 § 425,000 435,920
6.139% due 11/15/57  600,000 613,958
Benchmark Mortgage Trust
4.401% due 07/15/68  781,004 774,728
5.660% due 04/15/57  2,900,000 2,972,249
6.201% due 11/15/57 § 510,000 520,901
BFLD Commercial Mortgage Trust
5.633% due 10/10/42 ~ § 580,000 578,700
BMO Mortgage Trust
5.209% due 03/15/59  2,605,000 2,634,466
BX Commercial Mortgage Trust
5.268% (SOFR + 1.642%)
due 12/15/39 ~ § 470,432 472,183
5.418% (SOFR + 1.793%)
due 01/15/42 ~ § 480,000 479,511
6.017% (SOFR + 2.392%)
due 01/15/42 ~ § 1,260,000 1,262,410
BX Trust
5.025% (SOFR + 1.400%)
due 06/15/35 ~ § 1,230,000 1,234,564
5.225% (SOFR + 1.600%)
due 07/15/42 ~ § 425,000 426,648
5.325% (SOFR + 1.700%)
due 12/15/44 ~ § 1,625,000 1,629,203

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.725% (SOFR + 2.100%)
due 12/15/44 ~ § $ 2,198,000 $ 2,204,496
CENT
5.091% due 07/10/40 ~ § 1,675,000 1,673,402
COMM Mortgage Trust
3.911% due 02/10/47 § 597,157 575,287
CSAIL Commercial Mortgage Trust
3.321% due 12/15/52  4,672,706 4,383,188
DBC Mortgage Trust
4.976% (SOFR + 1.350%)
due 11/15/42 ~ § 2,250,000 2,255,023
Extended Stay America Trust
5.475% (SOFR + 1.850%)
due 10/15/42 ~ § 809,032 814,396
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
4.600% due 06/25/30  1,489,377 1,492,587
Hudson Yards Mortgage Trust
5.328% due 12/10/39 ~ § 125,000 125,633
5.649% due 01/13/40 ~ § 1,921,000 1,952,731
MED Commercial Mortgage Trust
5.217% (SOFR + 1.592%)
due 05/15/41 ~ § 400,000 395,221
Morgan Stanley Bank of America Merrill Lynch
Trust
4.609% due 08/15/58  250,089 249,182
NYC Commercial Mortgage Trust
5.174% due 11/05/38 ~ § 780,000 776,535
5.353% due 06/06/40 ~ § 100,000 99,684
ROCK Trust
5.388% due 11/13/41 ~ 5,000,000 5,056,903
SDR Commercial Mortgage Trust
5.367% (SOFR + 1.741%)
due 05/15/39 ~ § 1,125,000 1,128,069
TX Trust
5.716% (SOFR + 2.091%)
due 06/15/39 ~ § 1,500,000 1,501,982
Wells Fargo Commercial Mortgage Trust
4.314% due 10/15/58  385,018 380,622
43,450,770
Collateralized Mortgage Obligations - Residential - 6.3%
Angel Oak Mortgage Trust
2.872% due 04/25/65 ~ § 95,443 92,413
5.573% due 04/25/70 ~ § 1,494,301 1,497,446
BINOM Securitization Trust
2.625% due 06/25/56 ~ § 366,017 340,076
BRAVO Residential Funding Trust
4.828% (SOFR + 1.200%)
due 06/25/66 ~ § 501,493 501,868
5.183% due 03/25/66 ~ § 165,491 164,626
5.395% due 08/25/62 ~ § 1,494,197 1,490,534
CIM Trust
1.425% due 07/25/61 ~ § 210,782 193,909
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ § 577,902 503,776
4.828% (SOFR + 1.200%)
due 10/25/70 ~ § 825,494 827,938
5.119% due 05/25/71 ~ § 471,157 468,103
5.644% due 11/25/69 ~ § 757,817 758,022
5.794% due 04/25/70 ~ § 322,809 324,740
6.111% due 05/25/69 ~ § 791,581 793,708
Cross Mortgage Trust
5.521% due 05/25/71 ~ § 392,556 390,291
a
Principal
Amount Value
5.596% due 06/25/70 ~ § $ 2,210,847 $ 2,216,080
Deephaven Residential Mortgage Trust
0.973% due 05/25/65 ~ § 54,152 53,181
1.260% due 04/25/66 ~ § 269,588 241,707
4.797% due 12/25/70 ~ § 1,062,114 1,049,527
5.483% due 02/25/71 ~ § 914,386 914,463
Ellington Financial Mortgage Trust
3.046% due 11/25/59 ~ § 54,598 53,231
4.828% (SOFR + 1.200%)
due 02/25/71 ~ § 623,852 625,232
4.830% (SOFR + 1.200%)
due 10/25/70 ~ § 266,708 267,535
5.001% due 12/25/70 ~ § 1,233,955 1,224,656
5.033% due 11/25/70 ~ § 492,693 490,305
5.077% due 12/25/70 ~ § 1,032,548 1,024,560
5.289% due 10/25/69 ~ § 2,003,684 1,994,948
5.387% due 05/26/70 ~ § 325,840 325,729
5.466% due 04/25/71 ~ § 197,706 197,573
5.669% due 04/25/71 ~ § 2,222,989 2,218,837
Federal Home Loan Mortgage Corp. REMICS
7.000% due 09/15/30  17,694 17,855
Federal Home Loan Mortgage Corp. STACR
REMICS Trust
4.578% (SOFR + 0.950%)
due 01/25/45 ~ § 209,300 209,553
4.728% (SOFR + 1.100%)
due 09/25/45 ~ § 889,174 890,069
4.728% (SOFR + 1.100%)
due 10/25/45 ~ § 579,809 580,379
6.028% (SOFR + 2.400%)
due 02/25/42 ~ § 359,925 363,171
8.128% (SOFR + 4.500%)
due 06/25/42 ~ § 1,015,000 1,049,969
Federal National Mortgage Association
Connecticut Avenue Securities Trust
4.578% (SOFR + 0.950%)
due 09/25/45 ~ § 683,952 683,910
4.628% (SOFR + 1.000%)
due 01/25/46 ~ § 432,300 432,340
5.078% (SOFR + 1.450%)
due 03/25/45 ~ § 237,292 238,509
Flagstar Mortgage Trust
4.000% due 09/25/48 ~ § 65,295 63,967
4.613% (SOFR + 0.964%)
due 03/25/50 ~ § 323,931 314,341
Galton Funding Mortgage Trust
2.832% due 01/25/60 ~ § 1,085,000 926,087
3.339% due 10/25/59 ~ § 680,000 635,100
3.500% due 11/25/57 ~ § 124,068 112,423
4.000% due 02/25/59 ~ § 42,269 39,798
4.500% due 02/25/59 ~ § 57,831 55,808
GCAT Trust
5.373% due 11/25/69 ~ § 1,765,464 1,762,215
5.449% due 02/25/71 ~ § 2,157,702 2,155,435
GS Mortgage-Backed Securities Trust
5.466% due 07/25/44 ~ § 3,202 3,191
HOMES Trust
5.220% due 08/25/70 ~ § 1,837,009 1,829,970
5.425% due 02/25/70 ~ § 1,489,787 1,489,121
5.488% due 01/25/71 ~ § 1,565,612 1,564,791
JP Morgan Mortgage Trust
3.000% due 10/25/50 ~ § 317,446 276,319
3.500% due 08/25/50 ~ § 196,634 175,889
5.195% due 10/25/65 ~ § 1,105,068 1,097,197

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.495% due 11/25/65 ~ § $ 2,797,253 $ 2,795,595
5.577% due 09/25/65 ~ § 921,943 921,428
MFA Trust
0.852% due 01/25/56 ~ § 66,606 65,063
4.828% (SOFR + 1.200%)
due 08/25/70 ~ § 3,050,198 3,059,311
Morgan Stanley Residential Mortgage Loan
Trust
5.400% due 03/25/71 ~ § 346,021 344,085
5.443% due 07/25/70 ~ § 275,596 275,301
New Residential Mortgage Loan Trust
5.085% due 10/25/65 ~ § 2,701,987 2,682,338
5.264% due 10/26/65 ~ § 403,633 403,304
5.530% due 05/25/65 ~ § 1,331,674 1,333,985
5.603% due 07/25/65 ~ § 2,180,506 2,176,002
NYMT Loan Trust
5.475% due 04/25/61 ~ § 803,178 803,330
OBX Trust
3.000% due 05/25/60 ~ § 139,486 120,233
3.500% due 12/25/49 ~ § 115,631 104,167
4.513% (SOFR + 0.864%)
due 02/25/60 ~ § 135,581 134,223
4.663% (SOFR + 1.014%)
due 10/25/59 ~ § 10,886 10,893
4.713% (SOFR + 1.064%)
due 02/25/60 ~ § 221,702 220,807
4.778% (SOFR + 1.150%)
due 07/27/65 ~ § 484,238 485,650
4.899% (SOFR + 1.314%)
due 06/25/59 ~ § 34,976 34,808
5.143% due 07/27/65 ~ § 920,786 918,470
5.321% due 01/25/66 ~ § 1,141,331 1,139,741
5.603% due 03/25/65 ~ § 1,264,655 1,268,339
Santander Mortgage Asset Receivable Trust
5.138% due 11/25/65 ~ § 483,964 480,887
5.732% due 02/25/65 ~ § 1,171,667 1,175,252
Sequoia Mortgage Trust
4.000% due 06/25/48 ~ § 141,485 128,839
4.000% due 08/25/48 ~ § 7,215 7,176
4.500% due 08/25/48 ~ § 1,781 1,775
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ § 253,469 242,724
2.408% due 02/25/50 ~ § 363,465 351,018
Towd Point Mortgage Trust
3.750% due 09/25/62 ~ 4,146,260 3,928,638
4.312% due 01/25/66 ~ § 1,821,074 1,802,394
4.916% due 12/25/64 ~ § 283,711 284,722
5.263% (SOFR + 1.614%)
due 10/25/59 ~ § 320,000 322,188
TRK Trust
1.409% due 07/25/56 ~ § 207,756 188,160
Verus Securitization Trust
0.918% due 02/25/64 ~ § 269,434 257,565
1.031% due 02/25/66 ~ § 324,840 294,340
1.052% due 01/25/66 ~ § 263,803 240,866
1.155% due 01/25/66 ~ § 157,073 143,589
4.828% (SOFR + 1.200%)
due 08/25/70 ~ § 1,442,383 1,444,504
5.623% due 05/25/70 ~ § 311,808 313,379
Wells Fargo Mortgage-Backed Securities Trust
2.500% due 09/25/51 ~ § 1,145,892 1,027,966
70,145,476
a
Principal
Amount Value
Federal Home Loan Mortgage Corp. - 1.8%
2.500% due 01/01/52  $ 1,243,262 $ 1,061,702
4.000% due 12/01/49  191,478 181,570
4.500% due 05/01/50 - 02/01/53 3,362,024 3,245,622
5.000% due 12/01/41 - 06/01/55 1,661,969 1,651,061
5.500% due 07/01/38 - 07/01/55 6,500,615 6,563,943
5.576% (UST + 1.951%)
due 02/01/35 § 43,241 43,848
5.873% (UST + 2.250%)
due 08/01/35 § 82,914 86,058
6.000% due 06/01/53 - 08/01/55 6,617,837 6,801,500
6.277% (UST + 2.182%)
due 09/01/35 § 64,709 66,270
6.500% due 09/01/54 - 06/01/55 527,393 547,332
7.000% due 03/01/39  71,096 75,218
7.500% due 06/01/38  61,048 63,601
20,387,725
Federal National Mortgage Association - 3.9%
2.000% due 10/01/50  543,566 438,958
3.000% due 09/01/28 - 12/01/34 398,694 385,891
3.500% due 01/01/44 - 01/01/52 3,966,008 3,663,672
4.000% due 03/01/41 - 12/01/52 4,832,745 4,530,395
4.500% due 05/01/41 - 11/01/52 5,074,028 4,919,817
5.000% due 06/01/40 - 01/01/56 10,221,666 10,112,696
5.500% due 01/01/36 - 10/01/55 13,091,615 13,235,941
5.610% (RFUCC + 1.546%)
due 01/01/35 § 1,196 1,229
5.729% (RFUCC + 1.604%)
due 04/01/33 § 12,747 12,940
5.737% (RFUCC + 1.459%)
due 02/01/33 § 8,844 8,950
5.758% (UST + 2.258%)
due 06/01/35 § 37,194 38,098
5.840% (UST + 2.215%)
due 02/01/33 § 24,942 25,425
6.000% due 03/01/37 - 09/01/54 4,084,791 4,210,809
6.172% (UST + 2.261%)
due 06/01/33 § 105,191 107,770
6.500% due 05/01/33 - 06/01/55 2,145,654 2,229,374
7.000% due 06/01/33  65,763 66,898
43,988,863
Government National Mortgage Association - 0.7%
due 07/20/56 # 2,870,000 2,829,925
3.000% due 09/20/47  1,773,311 1,591,989
3.500% due 07/20/52  1,251,583 1,142,798
4.000% due 10/20/50  443,591 420,224
5.000% due 12/20/34 - 05/20/48 912,970 920,046
5.000% (UST + 1.500%)
due 01/20/35 § 250,540 250,619
5.375% (UST + 1.500%)
due 09/20/34 § 155,453 157,717
5.500% due 02/20/49  295,632 302,484
6.000% due 07/15/36  96,100 99,667
7,715,469
Total Mortgage-Backed Securities
    (Cost $187,457,248) 185,688,303

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 23.5%
Automobile Other - 6.6%
Ally Bank Auto Credit-Linked Notes
4.648% due 06/15/33 ~ $ 500,312 $ 499,462
4.856% due 03/15/34 ~ 570,234 569,821
5.117% due 09/15/32 ~ 1,105,188 1,108,825
5.248% due 03/15/34 ~ 468,241 467,622
6.022% due 05/17/32 ~ 94,391 95,582
Avis Budget Rental Car Funding AESOP LLC
1.630% due 08/20/27 ~ 360,000 359,120
4.460% due 02/20/30 ~ 345,000 339,637
4.950% due 02/20/30 ~ 100,000 98,897
7.320% due 02/20/28 ~ 240,000 241,471
Bayview Opportunity Master Fund VII LLC
4.728% (SOFR + 1.100%)
due 12/26/31 ~ § 315,748 316,844
Bridgecrest Lending Auto Securitization Trust
4.440% due 11/17/31  1,440,000 1,423,631
4.880% due 02/17/32  1,170,000 1,165,849
CarMax Auto Owner Trust
5.470% due 08/15/29  1,375,000 1,389,594
5.610% due 02/15/29  1,695,000 1,711,701
5.670% due 01/15/31  265,000 267,976
6.440% due 12/16/30  1,160,000 1,178,546
6.580% due 05/15/29  1,845,000 1,886,214
Carvana Auto Receivables Trust
1.420% due 08/10/27  2,683,000 2,667,847
2.250% due 09/11/28  1,780,000 1,741,527
4.760% due 07/12/32  515,000 510,365
5.280% due 08/10/32  2,545,000 2,510,468
5.670% due 09/10/30 ~ 1,135,000 1,140,373
5.800% due 10/12/32  965,000 974,924
5.820% due 09/10/30 ~ 3,222,000 3,261,314
6.180% due 06/12/34  1,715,000 1,728,323
Drive Auto Receivables Trust
1.940% due 06/15/29 ~ 495,051 492,722
4.390% due 09/15/32  720,000 713,715
4.670% due 05/17/32  250,000 250,502
4.790% due 09/15/32  3,000,000 3,009,320
Exeter Automobile Receivables Trust
4.220% due 10/15/30  500,000 494,913
4.400% due 05/15/30  500,000 499,537
4.400% due 05/17/32  1,485,000 1,464,340
4.570% due 06/16/31  1,790,000 1,778,561
4.860% due 02/15/30  1,515,000 1,519,884
4.920% due 10/15/32  280,000 279,863
5.440% due 10/15/32  380,000 380,848
Exeter Select Automobile Receivables Trust
4.630% due 11/17/31  470,000 469,132
4.870% due 08/15/31  1,656,000 1,661,163
4.910% due 12/15/31  1,135,000 1,134,714
Ford Credit Auto Owner Trust
2.110% due 05/15/34 ~ 1,700,000 1,683,935
5.580% due 08/15/35 ~ 3,300,000 3,336,729
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  2,568,000 2,577,827
GM Financial Automobile Leasing Trust
5.040% due 10/22/29  2,170,000 2,176,980
GM Financial Consumer Automobile
Receivables Trust
4.620% due 05/16/31  1,000,000 999,852
5.030% due 09/18/28  520,000 521,713
a
Principal
Amount Value
Huntington Bank Auto Credit-Linked Notes
4.503% due 02/20/34 ~ $ 825,625 $ 817,994
4.957% due 03/21/33 ~ 852,029 852,569
5.442% due 10/20/32 ~ 1,323,461 1,329,522
6.153% due 05/20/32 ~ 1,632,834 1,647,469
Hyundai Auto Lease Securitization Trust
4.940% due 08/15/29 ~ 810,000 812,636
Hyundai Auto Receivables Trust
4.310% due 06/15/33  260,000 255,706
4.920% due 07/15/32  100,000 100,258
Navistar Financial Dealer Note Master Owner
Trust II
4.420% due 09/25/30 ~ 300,000 298,896
4.720% due 09/25/30 ~ 130,000 129,473
Nissan Auto Receivables Owner Trust
4.790% due 10/15/31  535,000 536,550
Octane Receivables Trust
4.830% due 12/20/46 ~ 900,000 891,120
5.260% due 12/20/46 ~ 1,865,000 1,849,087
5.510% due 10/20/31 ~ 265,000 267,606
6.740% due 08/20/29 ~ 225,000 228,108
Santander Bank Auto Credit-Linked Notes
4.484% due 01/16/34 ~ 250,000 248,910
4.661% due 01/16/34 ~ 269,000 267,949
4.953% due 07/17/34 ~ 250,000 249,789
4.965% due 01/18/33 ~ 186,538 187,075
5.141% due 01/18/33 ~ 264,544 265,253
5.247% due 07/17/34 ~ 250,000 249,796
5.933% due 12/15/33 ~ 794,028 800,220
Santander Consumer Auto Receivables Trust
3.090% due 03/15/29 ~ 226,986 226,599
Santander Drive Auto Receivables Trust
4.270% due 01/15/32  1,100,000 1,093,421
Securitized Term Auto Receivables Trust
(Canada)
4.284% due 03/25/33 ~ 872,537 866,889
4.431% due 03/25/33 ~ 315,775 313,646
5.121% due 12/29/32 ~ 118,205 118,787
SFS Auto Receivables Securitization Trust
4.460% due 11/21/33 ~ 1,210,000 1,189,883
5.510% due 01/20/32 ~ 260,000 263,329
Stellantis Financial Underwritten Enhanced
Lease Trust
4.610% due 04/22/30 ~ 170,000 169,273
4.800% due 12/20/30 ~ 1,580,000 1,572,551
Truist Bank Auto Credit-Linked Notes
5.067% due 06/26/34 ~ 2,080,000 2,078,144
U.S. Bank NA
4.959% due 12/25/46 ~ 235,621 233,088
6.789% due 08/25/32 ~ 52,899 53,190
Wheels Fleet Lease Funding LLC
4.930% due 04/18/39 ~ 100,000 99,770
Yamaha Motor Master Trust II
4.640% due 04/15/31 ~ 215,000 213,752
4.890% due 04/15/31 ~ 185,000 183,821
74,064,312
Automobile Sequential - 0.3%
ARI Fleet Lease Trust
4.090% due 11/15/34 ~ 100,000 98,905
4.600% due 03/15/34 ~ 550,000 550,814
Chase Auto Credit Linked Notes
4.753% due 02/25/33 ~ 883,640 883,273

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Enterprise Fleet Financing LLC
5.060% due 03/20/31 ~ $ 210,000 $ 211,783
Octane Receivables Trust
4.940% due 05/20/30 ~ 134,882 135,235
5.010% due 01/22/46 ~ 477,545 480,084
Santander Bank Auto Credit-Linked Notes
5.644% due 12/15/33 ~ 196,308 198,296
SFS Auto Receivables Securitization Trust
5.260% due 08/20/30 ~ 410,000 414,815
2,973,205
Home Equity Other - 0.5%
Citigroup Mortgage Loan Trust, Inc.
4.978% (SOFR + 1.350%)
due 10/25/56 ~ § 778,990 779,572
5.578% (SOFR + 1.950%)
due 10/25/56 ~ § 100,000 100,075
FIGRE Trust
5.741% due 06/25/56 ~ § 725,000 726,691
5.819% due 06/25/56 ~ § 415,000 415,618
5.919% due 06/25/56 ~ § 150,000 150,211
GS Mortgage-Backed Securities Trust
due 11/25/56 # ~ § 1,880,000 1,880,000
JP Morgan Mortgage Trust
4.959% (SOFR + 1.350%)
due 03/20/56 ~ § 702,021 706,265
Santander Mortgage Asset Receivable Trust
5.036% due 09/25/55 ~ § 1,243,332 1,232,076
5,990,508
Other Asset-Backed Securities - 16.1%
Affirm Asset Securitization Trust
4.590% due 04/15/31 ~ 100,000 99,850
4.820% due 04/15/31 ~ 370,000 369,283
Affirm Master Trust
4.570% due 02/15/34 ~ 380,000 377,476
4.670% due 07/15/33 ~ 1,245,000 1,247,852
4.720% due 02/15/34 ~ 1,550,000 1,539,188
5.060% due 07/15/33 ~ 1,315,000 1,317,092
Alinea CLO Ltd. (Cayman)
4.825% (SOFR + 1.150%)
due 07/20/31 ~ § 58,974 58,998
Amur Equipment Finance Receivables XIV LLC
5.970% due 10/20/31 ~ 310,000 313,475
Anthelion CLO Ltd. (Cayman)
5.175% (SOFR + 1.500%)
due 07/20/36 ~ § 2,125,000 2,129,570
Arbys Funding LLC
3.237% due 07/30/50 ~ 1,861,438 1,821,827
Auxilior Term Funding LLC
5.490% due 07/15/31 ~ 408,298 412,033
7.270% due 12/16/30 ~ 1,680,000 1,719,148
Battalion CLO X Ltd. (Cayman)
5.417% (SOFR + 1.750%)
due 01/24/35 ~ § 3,860,000 3,868,373
Battalion CLO XII Ltd.
4.849% (SOFR + 1.200%)
due 05/17/31 ~ § 1,020,060 1,021,209
Battalion CLO XV Ltd.
4.660% (SOFR + 0.980%)
due 01/17/33 ~ § 2,671,016 2,672,751
5.580% (SOFR + 1.900%)
due 01/17/33 ~ § 895,000 894,551
a
Principal
Amount Value
Battalion CLO XXI Ltd.
4.823% (SOFR + 1.150%)
due 07/15/34 ~ § $ 2,826,554 $ 2,829,672
5.373% (SOFR + 1.700%)
due 07/15/34 ~ § 1,100,000 1,102,578
Bayview Opportunity Master Fund VII LLC
4.928% (SOFR + 1.300%)
due 07/27/48 ~ § 471,456 472,057
5.328% (SOFR + 1.700%)
due 07/27/48 ~ § 1,433,226 1,437,708
Blue Owl Asset Leasing Trust LLC
5.050% due 03/15/29 ~ 186,033 186,314
5.410% due 03/15/30 ~ 210,000 211,235
BlueMountain CLO Ltd. (Cayman)
4.851% (SOFR + 1.200%)
due 11/15/30 ~ § 210,885 210,985
4.857% (SOFR + 1.190%)
due 10/25/30 ~ § 145,528 145,597
Bowling Green Park CLO LLC
4.675% (SOFR + 1.000%)
due 04/18/35 ~ § 3,135,000 3,137,178
Canyon Capital CLO Ltd. (Cayman)
4.683% (SOFR + 1.010%)
due 10/15/34 ~ § 655,000 655,584
Cerberus Loan Funding XLIV LLC
due 01/15/36 # ~ ± § 2,765,000 2,765,000
Chenango Park CLO Ltd. (Cayman)
5.123% (SOFR + 1.450%)
due 04/15/30 ~ § 43,147 43,164
5.473% (SOFR + 1.800%)
due 04/15/30 ~ § 1,230,000 1,231,999
CyrusOne Data Centers Issuer I LLC
4.500% due 05/20/49 ~ 2,095,000 2,030,878
Dell Equipment Finance Trust
4.820% due 08/22/30 ~ 100,000 100,327
5.250% due 02/24/31 ~ 100,000 100,879
5.290% due 02/24/31 ~ 230,000 230,766
Dext ABS LLC
4.890% due 04/15/36 ~ 270,000 268,168
DLLMT LLC
4.200% due 12/20/29 ~ 295,000 293,117
4.360% due 09/20/33 ~ 85,000 84,436
Dryden 61 CLO Ltd. (Cayman)
5.630% (SOFR + 1.950%)
due 01/17/32 ~ § 2,000,000 2,003,926
Elara HGV Timeshare Issuer LLC
7.300% due 02/25/38 ~ 554,237 567,705
Fortress Credit BSL IX Ltd. (Cayman)
4.775% (SOFR + 1.100%)
due 10/20/33 ~ § 2,433,984 2,435,649
5.375% (SOFR + 1.700%)
due 10/20/33 ~ § 2,110,000 2,115,318
Fortress Credit BSL VII Ltd. (Cayman)
5.066% (SOFR + 1.400%)
due 07/23/32 ~ § 860,000 860,745
5.316% (SOFR + 1.650%)
due 07/23/32 ~ § 1,100,000 1,102,135
Fortress Credit BSL XV Ltd. (Jersey)
5.075% (SOFR + 1.400%)
due 10/18/33 ~ § 2,139,924 2,141,530
Fortress Credit BSL XVI Ltd. (Jersey)
5.045% (SOFR + 1.370%)
due 10/20/35 ~ § 2,700,000 2,703,550

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Fortress Credit BSL XVIII Ltd. (Jersey)
5.236% (SOFR + 1.570%)
due 04/23/36 ~ § $ 600,000 $ 601,505
Galaxy XXII CLO Ltd. (Cayman)
5.280% (SOFR + 1.600%)
due 04/16/34 ~ § 1,205,000 1,207,569
Golub Capital Partners Static Ltd. (Cayman)
5.175% (SOFR + 1.500%)
due 07/20/35 ~ § 5,570,000 5,583,709
Goto Foods Funding LLC
due 04/30/56 # ~ 1,900,000 1,904,431
5.093% due 04/30/47 ~ 4,317,950 4,306,221
Hardee's Funding LLC
2.865% due 06/20/51 ~ 1,292,925 1,212,067
3.981% due 12/20/50 ~ 5,893,238 5,718,849
5.710% due 06/20/48 ~ 1,660,500 1,644,829
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~ 218,508 216,111
3.610% due 06/20/34 ~ 218,237 218,154
4.220% due 02/25/39 ~ 255,783 254,630
4.880% due 05/27/42 ~ 520,933 521,547
5.180% due 05/27/42 ~ 896,991 897,789
HPEFS Equipment Trust
5.350% due 10/20/31 ~ 235,000 235,954
5.820% due 04/20/32 ~ 580,000 585,456
6.970% due 07/21/31 ~ 369,287 370,863
Invesco CLO Ltd. (Cayman)
4.975% (SOFR + 1.300%)
due 04/20/35 ~ § 4,070,000 4,075,544
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 48,622 47,448
7.624% due 05/25/56 ~ 1,785,000 1,795,862
KKR CLO 18 Ltd. (Cayman)
4.725% (SOFR + 1.050%)
due 10/18/35 ~ § 3,730,326 3,732,572
KKR CLO 33 Ltd. (Cayman)
4.755% (SOFR + 1.080%)
due 07/20/34 ~ § 3,600,000 3,601,695
5.275% (SOFR + 1.600%)
due 07/20/34 ~ § 2,285,000 2,290,264
KKR CLO 34 Ltd. (Cayman)
4.773% (SOFR + 1.100%)
due 07/15/34 ~ § 2,055,000 2,055,976
5.423% (SOFR + 1.750%)
due 07/15/34 ~ § 3,660,000 3,668,570
KKR CLO 40 Ltd. (Cayman)
4.975% (SOFR + 1.300%)
due 10/20/34 ~ § 3,640,000 3,644,227
M&T Equipment Notes
4.780% due 09/17/29 ~ 3,995,000 4,010,968
Madison Park Funding XLV Ltd. (Cayman)
4.753% (SOFR + 1.080%)
due 07/15/34 ~ § 990,000 991,055
Madison Park Funding XXIV Ltd. (Cayman)
5.725% (SOFR + 2.050%)
due 10/20/29 ~ § 1,205,000 1,207,352
Marble Point CLO XV Ltd. (Cayman)
4.706% (SOFR + 1.040%)
due 07/23/32 ~ § 790,702 791,549
Marble Point CLO XXI Ltd. (Cayman)
5.180% (SOFR + 1.500%)
due 10/17/34 ~ § 3,625,000 3,631,610
MVW LLC
1.940% due 01/22/41 ~ 91,730 89,489
a
Principal
Amount Value
2.230% due 05/20/39 ~ $ 100,918 $ 96,146
2.730% due 10/20/37 ~ 87,672 87,447
Nassau Ltd. (Cayman)
5.218% (SOFR + 1.600%)
due 01/15/35 ~ § 450,000 450,846
Navient Education Loan Trust
4.860% due 09/15/56 ~ 512,122 510,056
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 387,311 376,172
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~ 197,141 184,777
1.220% due 07/15/69 ~ 156,891 148,033
1.310% due 01/15/69 ~ 81,963 77,823
1.690% due 05/15/69 ~ 282,241 269,096
2.400% due 10/15/68 ~ 189,052 183,971
2.640% due 05/15/68 ~ 255,454 252,109
3.420% due 01/15/43 ~ 43,825 43,811
Navient Refinance Loan Trust
4.500% due 01/18/56 ~ 601,287 593,363
5.070% due 06/15/56 ~ 935,000 935,856
Nelnet Student Loan Trust
1.320% due 04/20/62 ~ 389,465 366,760
1.420% due 04/20/62 ~ 237,911 225,954
Neuberger Berman Loan Advisers CLO 43Ltd.
(Cayman)
4.730% (SOFR + 1.050%)
due 07/17/36 ~ § 3,220,000 3,222,011
NMEF Funding LLC
4.480% due 02/15/34 ~ 100,000 99,004
4.710% due 02/15/34 ~ 270,000 267,519
4.720% due 07/15/32 ~ 131,783 131,924
Northwoods Capital XIV-B Ltd. (Cayman)
4.894% (SOFR + 1.250%)
due 11/13/31 ~ § 3,034,905 3,036,422
OZLM XIX Ltd. (Cayman)
4.673% (SOFR + 1.000%)
due 01/15/35 ~ § 1,165,000 1,166,186
Palmer Square CLO Ltd. (Cayman)
4.847% (SOFR + 1.210%)
due 04/18/37 ~ § 900,000 901,122
PEAC Solutions Receivables LLC
4.750% due 07/20/33 ~ 1,145,000 1,139,922
4.940% due 10/20/28 ~ 480,039 481,381
5.040% due 07/20/32 ~ 600,000 604,112
5.790% due 06/21/27 ~ 661,070 663,730
Post Road Equipment Finance LLC
5.120% due 06/15/33 ~ 286,000 285,768
Progress Residential Trust
1.681% due 10/17/38 ~ 350,000 346,741
1.931% due 10/17/38 ~ 2,270,000 2,249,578
2.382% due 10/17/38 ~ 3,720,000 3,687,083
2.425% due 07/17/38 ~ 3,462,500 3,455,212
Rockford Tower CLO Ltd. (Cayman)
4.772% (SOFR + 1.130%)
due 08/20/32 ~ § 608,938 609,503
5.292% (SOFR + 1.650%)
due 08/20/32 ~ § 3,600,000 3,609,226
Romark CLO II Ltd. (Cayman)
5.317% (SOFR + 1.650%)
due 07/25/31 ~ § 3,015,000 3,016,628
SCF Equipment Leasing LLC
5.110% due 11/21/33 ~ 740,000 746,994
6.770% due 08/22/33 ~ 1,470,000 1,508,947

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
SEB Funding LLC
6.665% due 01/30/56 ~ $ 3,200,000 $ 3,179,233
7.386% due 04/30/54 ~ 899,745 912,221
Sierra Timeshare Receivables Funding LLC
3.550% due 10/20/38 ~ 977,501 974,358
4.440% due 08/22/44 ~ 213,407 212,695
4.640% due 08/22/44 ~ 397,713 394,959
4.930% due 04/20/44 ~ 487,048 487,471
SMB Private Education Loan Trust
1.290% due 07/15/53 ~ 472,452 452,172
4.460% (SOFR + 0.834%)
due 01/15/37 ~ § 218,968 218,889
5.130% due 04/15/54 ~ 1,000,746 1,002,066
Sonic Capital LLC
3.845% due 01/20/50 ~ 560,292 556,051
4.336% due 01/20/50 ~ 456,708 436,527
Sound Point CLO IX Ltd. (Cayman)
5.147% (SOFR + 1.472%)
due 07/20/32 ~ § 1,484,325 1,485,428
Sound Point CLO XXII Ltd. (Cayman)
5.325% (SOFR + 1.650%)
due 01/20/32 ~ § 250,000 250,481
Sound Point CLO XXVI Ltd. (Cayman)
5.107% (SOFR + 1.432%)
due 07/20/34 ~ § 1,420,000 1,422,051
Sound Point CLO XXXI Ltd. (Cayman)
4.693% (SOFR + 1.070%)
due 10/25/34 ~ § 1,545,000 1,546,361
Stratus Funding CLO Ltd. (Cayman)
5.123% (SOFR + 1.450%)
due 07/15/33 ~ § 1,140,000 1,142,812
Symphony CLO 37 Ltd. (Jersey)
4.805% (SOFR + 1.130%)
due 01/20/37 ~ § 3,290,000 3,291,660
Tricon Residential Trust
6.000% due 06/17/40 ~ 1,435,000 1,427,371
Trinitas CLO VI Ltd. (Cayman)
4.777% (SOFR + 1.110%)
due 01/25/34 ~ § 3,108,076 3,110,694
Trinitas CLO VII Ltd. (Cayman)
4.727% (SOFR + 1.060%)
due 01/25/35 ~ § 2,240,000 2,241,832
Verdant Receivables LLC
4.850% due 03/13/28 ~ 1,380,328 1,383,384
5.370% due 05/12/33 ~ 120,000 121,081
5.680% due 12/12/31 ~ 2,015,757 2,041,632
Verizon Master Trust
4.420% due 08/20/30  2,620,000 2,617,050
Wingspire Equipment Finance LLC
4.330% due 09/20/33 ~ 105,000 104,870
4.760% due 09/20/33 ~ 115,000 114,095
Zaxbys Funding LLC
3.238% due 07/30/51 ~ 653,415 623,527
180,226,945
Total Asset-Backed Securities
    (Cost $262,121,475) 263,254,970
U.S. TREASURY OBLIGATIONS - 20.3%
U.S. Treasury Notes - 20.3%
3.500% due 01/15/29  5,850,000 5,756,537
3.750% due 04/30/28  71,870,000 71,359,049
a
Principal
Amount Value
3.875% due 03/31/28  $ 21,095,000 $ 20,993,645
3.875% due 07/15/28 ‡ 35,915,000 35,711,575
4.000% due 05/31/28  51,235,000 51,088,901
4.125% due 06/30/28  42,545,000 42,524,226
227,433,933
Total U.S. Treasury Obligations
    (Cost $228,249,003) 227,433,933
FOREIGN GOVERNMENT BONDS & NOTES - 0.5%
Eagle Funding Luxco SARL (Mexico)
5.500% due 08/17/30 ~
2,520,000
2,533,356
KSA Sukuk Ltd. (Saudi Arabia)
4.303% due 01/19/29 ~
1,430,000
1,413,837
Saudi Government (Saudi Arabia)
5.125% due 01/13/28 ~
1,390,000
1,399,748
Total Foreign Government Bonds & Notes
    (Cost $5,320,806) 5,346,941
SHORT-TERM INVESTMENTS - 2.1%
Commercial Paper - 2.1%
HCA, Inc.
4.315% due 07/08/26 ~ 2,830,000 2,827,381
Jabil, Inc.
4.451% due 08/10/26 ~ 1,500,000 1,492,680
4.467% due 08/17/26 ~ 3,170,000 3,151,834
Keurig Dr. Pepper Inc
4.464% due 08/05/26 ~ 3,035,000 3,021,956
Keurig Dr. Pepper, Inc.
4.503% due 08/24/26 ~ 3,040,000 3,019,889
Southern California Edison Co.
4.292% due 07/24/26 ~ 3,165,000 3,156,267
Stellantis Financial Services U.S. Corp.
4.706% due 09/03/26 ~ 1,605,000 1,591,911
Videotron Ltd. (Canada)
4.519% due 07/16/26  4,750,000 4,740,805
23,002,723
Total Short-Term Investments
(Cost $23,005,276) 23,002,723
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $1,112,866,046) 1,111,228,653
Shares
SECURITIES LENDING COLLATERAL - 3.8%
Mutual Funds - 1.3%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 14,978,650 14,978,650

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, an investment with a value of $1,631,705 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
Principal
Amount Value
Repurchase Agreements - 2.5%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$18,533,386; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$18,904,064) $ 18,531,507 $ 18,531,507
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$8,598,233; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $8,781,553) 8,585,779 8,585,779
27,117,286
Total Securities Lending Collateral
(Cost $42,095,936) 42,095,936
a
TOTAL INVESTMENTS - 103.1%
(Cost $1,154,961,982) 1,153,324,589
DERIVATIVES - (0.1%) (703,844)
OTHER ASSETS & LIABILITIES, NET -  (3.0%) (34,496,803)
NET ASSETS - 100.0% $ 1,118,123,942
Corporate Bonds & Notes 36 .3%
Asset-Backed Securities 23 .5%
U.S. Treasury Obligations 20 .3%
Mortgage-Backed Securities 16 .6%
Securities Lending Collateral 3 .8%
Others (each less than 3.0%) 2 .6%
103 .1%
Derivatives ( 0 .1% )
Other Assets & Liabilities, Net ( 3 .0% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/26 1,398 $ 288,238,460 $ 288,173,671 ( $ 64,789 )
Short Futures Outstanding
CBOT 5 Year U.S. Treasury Notes 09/26 66 7,040,508 7,065,094 (24,586)
CBOT 10 Year U.S. Treasury Notes 09/26 497 54,172,294 54,615,640 (443,346)
CBOT Ultra 10 Year U.S. Treasury Notes 09/26 13 1,443,286 1,462,094 (18,808)
CBOT Ultra U.S. Treasury Bond 09/26 46 5,190,872 5,343,187 (152,315)
( $ 639,055 )
Total Futures Contracts ( $ 703,844 )

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 406,501,783 $ – $ 406,501,783 $ –
Mortgage-Backed Securities 185,688,303 – 185,688,303 –
Asset-Backed Securities
Automobile Other 74,064,312 – 74,064,312 –
Automobile Sequential 2,973,205 – 2,973,205 –
Home Equity Other 5,990,508 – 5,990,508 –
Other Asset-Backed Securities 180,226,945 – 177,461,945 2,765,000
Total Asset-Backed Securities 263,254,970 – 260,489,970 2,765,000
U.S. Treasury Obligations 227,433,933 – 227,433,933 –
Foreign Government Bonds & Notes 5,346,941 – 5,346,941 –
Short-Term Investments 23,002,723 – 23,002,723 –
Securities Lending Collateral 42,095,936 14,978,650 27,117,286 –
Total Assets 1,153,324,589 14,978,650 1,135,580,939 2,765,000
Liabilities Derivatives:
Interest Rate Contracts
Futures (703,844) (703,844) – –
Total Liabilities (703,844) (703,844) – –
Total $ 1,152,620,745 $ 14,274,806 $ 1,135,580,939 $ 2,765,000

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.1%
Energy - 0.1%
spacing
Foresea Holdings SA * ± Ω (Luxembourg)  34,768 $ 796,767
Financial - 0.0%
spacing
CBL & Associates Properties, Inc. REIT 9,021 478,925
Total Common Stocks
    (Cost $820,792) 1,275,692
Principal
Amount
CORPORATE BONDS & NOTES - 35.0%
Basic Materials - 0.3%
Syensqo Finance America LLC (Belgium)
5.650% due 06/04/29 ~ $ 4,400,000 4,504,269
Communications - 2.6%
Beignet Investor LLC
6.581% due 05/30/49 ~ 15,300,000 15,615,921
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.850% due 04/01/61 † 5,000,000 2,938,835
Fox Corp.
4.709% due 01/25/29 † 1,700,000 1,699,034
NTT Finance Corp. (Japan)
due 03/31/28 # ~ 2,300,000 2,301,696
Paramount Global
2.900% due 01/15/27  100,000 98,792
3.700% due 06/01/28  900,000 873,408
Road Michigan Property Owner I LLC
7.500% due 03/30/45 ~ 9,160,000 9,134,757
T-Mobile USA, Inc.
3.375% due 04/15/29  6,300,000 6,091,633
Virgin Media Secured Finance PLC (United
Kingdom)
4.500% due 08/15/30 ~ 200,000 169,994
Vmed O2 U.K. Financing I PLC (United
Kingdom)
5.625% due 04/15/32 ~ EUR 900,000 906,379
7.750% due 04/15/32 ~ $ 500,000 452,196
40,282,645
Consumer, Cyclical - 4.5%
Air Canada Pass-Through Trust Class AA
(Canada)
3.750% due 06/15/29 ~ 1,139,130 1,122,524
Alaska Airlines Pass-Through Trust Class A
4.800% due 02/15/29 ~ † 3,697,619 3,698,118
American Airlines Pass-Through Trust Class A
2.875% due 01/11/36  3,862,576 3,485,946
3.250% due 04/15/30  1,647,256 1,574,756
5.250% due 05/10/40  600,000 597,239
American Airlines Pass-Through Trust Class AA
3.000% due 04/15/30  2,525,120 2,447,152
American Honda Finance Corp.
4.358% (SOFR + 0.730%)
due 08/13/27 § 3,000,000 3,003,085
BMW U.S. Capital LLC (Germany)
4.750% due 03/21/28 ~ 2,500,000 2,509,311
Ford Motor Credit Co. LLC
4.125% due 08/17/27  1,900,000 1,883,702
4.970% due 04/06/29 † 4,100,000 4,058,994
a
Principal
Amount Value
GSG Bidco Ltd. (Spain)
5.375% due 06/15/36 ~ EUR 1,700,000 $ 1,928,163
Hyundai Capital America
1.650% due 09/17/26 ~ $ 7,200,000 7,160,335
5.250% due 01/08/27 ~ 2,600,000 2,611,037
6.500% due 01/16/29 ~ 800,000 830,664
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  5,632,850 5,350,208
Las Vegas Sands Corp.
5.300% due 05/15/31  2,300,000 2,291,877
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~ 5,900,000 5,613,769
5.550% due 09/13/29 ~ 4,500,000 4,408,330
Stellantis Finance U.S., Inc.
5.350% due 03/17/28 ~ † 1,900,000 1,905,748
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/29 ~ 1,800,000 1,793,900
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  4,279,952 4,455,514
United Airlines Pass-Through Trust Class AA
2.700% due 11/01/33  268,923 245,562
Volkswagen Group of America Finance LLC
(Germany)
4.450% due 09/11/27 ~ 1,700,000 1,694,848
5.650% due 09/12/28 ~ † 6,200,000 6,294,075
70,964,857
Consumer, Non-Cyclical - 1.9%
BAT International Finance PLC (United
Kingdom)
5.931% due 02/02/29  3,900,000 4,020,403
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,600,000 2,613,667
6.375% due 11/21/30 ~ 4,800,000 5,053,228
Centene Corp.
2.450% due 07/15/28  1,925,000 1,830,236
2.625% due 08/01/31  800,000 697,615
3.000% due 10/15/30  1,900,000 1,720,653
Clorox Co.
4.700% due 05/15/31  1,400,000 1,391,538
CommonSpirit Health
4.975% due 09/01/35  200,000 194,122
6.073% due 11/01/27  4,200,000 4,268,656
CVS Pass-Through Trust
6.943% due 01/10/30  84,115 86,258
Global Payments, Inc.
4.500% due 11/15/28  1,200,000 1,185,934
5.200% due 11/15/32  600,000 586,537
HCA, Inc.
4.300% due 11/15/30  3,500,000 3,424,474
5.875% due 02/01/29  1,888,000 1,931,583
29,004,904
Energy - 1.0%
Adnoc Murban Rsc Ltd. (United Arab Emirates)
4.250% due 09/11/29 ~ 600,000 591,524
Enbridge, Inc. (Canada)
5.900% due 11/15/26  1,400,000 1,406,129
Energy Transfer LP
6.050% due 12/01/26  2,100,000 2,113,636
Greensaif Pipelines Bidco SARL (Saudi Arabia)
5.853% due 02/23/36 ~ † 3,500,000 3,575,452
Petroleos Mexicanos (Mexico)
10.000% due 02/07/33  1,900,000 2,238,051

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
QatarEnergy (Qatar)
4.625% due 06/23/29 ~ $ 960,000 $ 954,142
Rio Oil Finance Trust (Brazil)
9.750% due 01/06/27 ~ 660,510 670,471
Saudi Arabian Oil Co. (Saudi Arabia)
4.000% due 02/02/29 ~ 2,700,000 2,654,431
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 900,000 858,949
4.125% due 08/15/31 ~ 200,000 187,847
Venture Global LNG, Inc.
6.375% due 12/15/34 ~ 600,000 590,011
6.625% due 06/15/36 ~ † 600,000 591,752
16,432,395
Financial - 18.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27 † 2,800,000 2,820,979
Aircastle Ltd.
6.500% due 07/18/28 ~ † 2,200,000 2,265,404
Ally Financial, Inc.
6.848% due 01/03/30 † 3,800,000 3,951,571
American Express Co.
5.098% due 02/16/28  1,300,000 1,305,289
American Tower Corp.
2.100% due 06/15/30  8,000,000 7,234,200
Athene Global Funding
5.516% due 03/25/27 ~ 4,000,000 4,023,377
Aviation Capital Group LLC
6.250% due 04/15/28 ~ 1,600,000 1,637,437
Avolon Holdings Funding Ltd. (Ireland)
4.200% due 04/15/29 ~ † 3,000,000 2,947,002
5.750% due 11/15/29 ~ 2,300,000 2,352,458
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.150% due 03/03/29 † 3,600,000 3,548,135
Banco Espirito Santo SA (Portugal)
2.625% * ~ ∂ EUR 1,000,000 268,511
4.750% * ~ ∂ 5,600,000 1,503,661
Banco Santander SA (Spain)
5.552% due 03/14/28  $ 4,600,000 4,629,988
6.527% due 11/07/27  2,000,000 2,014,404
Bank of America Corp.
3.419% due 12/20/28  1,100,000 1,081,766
4.456% due 02/06/32  3,500,000 3,439,209
Bank of Montreal (Canada)
4.689% due 06/28/28 ~ 5,500,000 5,539,303
Barclays PLC (United Kingdom)
5.518% (SOFR + 1.880%)
due 09/13/27 § 3,600,000 3,610,372
7.385% due 11/02/28  2,900,000 2,999,684
BGC Group, Inc.
8.000% due 05/25/28  2,400,000 2,508,304
Blackstone Secured Lending Fund
5.250% due 09/04/29  2,700,000 2,657,716
Blue Owl Capital Corp.
6.450% due 09/15/28  1,500,000 1,519,659
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 2,400,000 2,322,032
4.892% due 06/30/30 ~ 1,900,000 1,900,017
BPCE SA (France)
5.281% due 05/30/29 ~ 2,600,000 2,642,612
6.612% due 10/19/27 ~ 4,300,000 4,325,947
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 3,700,000 3,715,635
a
Principal
Amount Value
Capital One Financial Corp.
4.722% due 01/30/32 † $ 900,000 $ 888,102
CI Financial Corp. (Canada)
4.625% due 12/12/31 ~ EUR 1,100,000 1,274,152
7.500% due 05/30/29 ~ $ 2,400,000 2,516,189
Citigroup, Inc.
3.070% due 02/24/28  3,600,000 3,566,414
CNO Global Funding
4.375% due 09/08/28 ~ 2,700,000 2,670,227
Cooperatieve Rabobank UA (Netherlands)
4.655% due 08/22/28 ~ † 3,700,000 3,705,767
CoStar Group, Inc.
2.800% due 07/15/30 ~ 1,700,000 1,530,011
Credit Agricole SA (France)
4.631% due 09/11/28 ~ † 2,900,000 2,899,452
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ 4,500,000 4,529,088
Deutsche Bank AG (Germany)
2.311% due 11/16/27  400,000 396,705
5.060% due 04/14/32 † 1,500,000 1,496,624
5.706% due 02/08/28 † 1,500,000 1,510,834
EPR Properties
4.750% due 11/15/30  1,000,000 978,998
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/30 † 2,200,000 2,175,118
Extra Space Storage LP
3.875% due 12/15/27  2,200,000 2,183,145
F&G Global Funding
4.650% due 09/08/28 ~ 3,100,000 3,064,573
First Abu Dhabi Bank PJSC (United Arab
Emirates)
4.789% (SOFR + 1.150%)
due 06/03/31 ~ § 1,300,000 1,299,714
FS KKR Capital Corp.
6.875% due 08/15/29  3,800,000 3,808,682
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/30  1,800,000 1,731,125
Goldman Sachs Bank USA
4.656% due 06/03/29  2,300,000 2,301,785
Goldman Sachs Group, Inc.
3.691% due 06/05/28  1,800,000 1,784,919
4.148% due 01/21/29  1,300,000 1,289,006
4.594% due 04/20/30  1,500,000 1,491,728
Golub Capital BDC, Inc.
6.000% due 07/15/29 † 1,500,000 1,501,924
GSG Bidco Ltd. (Spain)
4.700% due 06/15/31 ~ EUR 1,500,000 1,699,966
HSBC Holdings PLC (United Kingdom)
7.390% due 11/03/28  $ 6,200,000 6,420,721
ING Groep NV (Netherlands)
4.803% due 03/23/32  1,300,000 1,291,702
5.198% (SOFR + 1.560%)
due 09/11/27 § 4,700,000 4,711,404
JPMorgan Chase & Co.
4.408% due 04/23/30  2,300,000 2,280,736
4.560% (SOFR + 0.930%)
due 07/22/28 § † 4,100,000 4,118,594
4.851% due 07/25/28  2,800,000 2,808,426
6.070% due 10/22/27  4,300,000 4,321,106
KBC Group NV (Belgium)
5.796% due 01/19/29 ~ 400,000 407,033
Lazard Group LLC
6.000% due 03/15/31  2,600,000 2,697,129

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Lloyds Banking Group PLC (United Kingdom)
4.425% due 11/04/31  $ 1,400,000 $ 1,375,012
5.985% due 08/07/27  2,300,000 2,303,564
Logicor Financing SARL (Luxembourg)
1.625% due 01/17/30 ~ EUR 2,300,000 2,459,958
Lseg U.S. Fin Corp. (United Kingdom)
4.250% due 03/23/29 ~ $ 1,500,000 1,483,164
Marsh & McLennan Cos., Inc.
4.327% (SOFR + 0.700%)
due 11/08/27 § 1,900,000 1,908,586
MassMutual Global Funding II
4.300% due 10/22/27 ~ 3,000,000 2,998,333
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.505% due 01/14/32  2,100,000 2,064,933
Morgan Stanley
2.775% (EURIBOR + 0.700%)
due 10/05/29 § EUR 200,000 229,251
3.485% due 06/11/30  3,100,000 3,561,815
4.133% due 10/18/29  $ 3,400,000 3,353,953
Morgan Stanley Bank NA
4.713% (SOFR + 1.080%)
due 01/14/28 § † 4,400,000 4,414,847
5.504% due 05/26/28  4,600,000 4,639,108
Morgan Stanley Private Bank NA
4.204% due 11/17/28  3,600,000 3,582,149
Mutual of Omaha Cos Global Funding
4.546% due 01/13/31 ~ † 2,700,000 2,666,612
Nationwide Building Society (United Kingdom)
4.000% due 09/03/27 ~ GBP 500,000 663,009
6.557% due 10/18/27 ~ $ 4,300,000 4,324,603
NatWest Markets PLC (United Kingdom)
4.174% due 11/06/28 ~ † 4,000,000 3,959,997
NNN REIT, Inc.
3.500% due 10/15/27  3,600,000 3,555,595
Nomura Holdings, Inc. (Japan)
5.842% due 01/18/28  1,700,000 1,730,342
Norinchukin Bank (Japan)
4.674% due 09/09/30 ~ 2,100,000 2,078,076
Northwestern Mutual Global Funding
4.900% due 06/12/28 ~ 3,700,000 3,726,375
Principal Life Global Funding II
5.500% due 06/28/28 ~ 6,300,000 6,397,158
QNB Finance Ltd. (Qatar)
4.679% (SOFR + 1.050%)
due 04/27/29 ~ § 1,000,000 1,005,022
Realty Income Corp.
3.200% due 01/15/27 † 8,100,000 8,051,025
Regency Centers LP
4.125% due 03/15/28 † 1,500,000 1,490,979
RGA Global Funding
5.448% due 05/24/29 ~ † 4,700,000 4,781,295
Santander Holdings USA, Inc.
2.490% due 01/06/28  3,525,000 3,486,617
Store Capital LLC
4.500% due 03/15/28  7,600,000 7,558,232
Sumisho Air Lease Corp.
4.500% due 03/24/29 ~ 1,800,000 1,785,173
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.902% due 09/17/28  5,000,000 4,717,160
4.804% (SOFR + 1.170%)
due 07/09/29 § 4,000,000 4,039,800
Synchrony Bank
5.625% due 08/23/27 † 5,600,000 5,659,718
a
Principal
Amount Value
Tesco Property Finance 4 PLC (United
Kingdom)
5.801% due 10/13/40 ~ GBP 171,837 $ 227,723
UBS AG (Switzerland)
4.678% due 11/29/30  $ 2,200,000 2,196,526
UBS Group AG (Switzerland)
4.194% due 04/01/31 ~ 3,500,000 3,417,576
4.844% due 11/06/33 ~ † 3,600,000 3,537,861
VICI Properties LP
4.950% due 02/15/30  500,000 498,746
VICI Properties LP/VICI Note Co., Inc.
4.125% due 08/15/30 ~ 750,000 720,054
Wells Fargo & Co.
5.574% due 07/25/29  4,700,000 4,779,857
281,545,575
Industrial - 0.4%
IRB Infrastructure Developers Ltd. (India)
7.110% due 03/11/32 ~ 2,500,000 2,534,680
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ 950,000 961,995
RTX Corp.
5.750% due 11/08/26  3,100,000 3,113,613
6,610,288
Technology - 1.2%
Amdocs Ltd.
2.538% due 06/15/30  4,700,000 4,239,329
Broadcom, Inc.
4.200% due 10/15/30  1,500,000 1,470,713
Gartner, Inc.
4.950% due 03/20/31  3,600,000 3,501,208
Oracle Corp.
2.875% due 03/25/31  2,900,000 2,591,714
6.150% due 11/09/29  2,700,000 2,769,690
Salesforce, Inc.
4.500% due 03/15/28 † 1,950,000 1,948,234
4.650% due 03/15/29  1,950,000 1,949,242
18,470,130
Utilities - 5.0%
AES Corp.
5.450% due 06/01/28 † 4,000,000 4,045,281
Constellation Energy Generation LLC
4.400% due 01/15/31  3,700,000 3,638,533
DTE Energy Co.
5.100% due 03/01/29  3,100,000 3,135,838
EPH Financing International AS (Czech
Republic)
6.651% due 11/13/28 ~ EUR 3,300,000 4,007,243
Eversource Energy
4.450% due 12/15/30  $ 3,500,000 3,441,040
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/29 ~ 4,300,000 4,168,854
National Fuel Gas Co.
4.750% due 05/15/29  2,200,000 2,194,529
National Grid PLC (United Kingdom)
5.602% due 06/12/28  2,800,000 2,850,892
National Rural Utilities Cooperative Finance
Corp.
4.800% due 03/15/28  2,400,000 2,412,244
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/30  CAD 3,500,000 2,486,512

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Pacific Gas & Electric Co.
4.200% due 03/01/29  $ 300,000 $ 295,838
4.650% due 08/01/28 † 2,900,000 2,892,970
5.000% due 06/04/28  3,500,000 3,519,887
5.050% due 11/15/31  3,000,000 2,997,894
5.550% due 05/15/29 † 1,700,000 1,735,534
PacifiCorp
5.450% due 04/15/33  1,700,000 1,726,342
5.450% due 02/15/34  4,300,000 4,351,276
Pinnacle West Capital Corp.
4.650% due 06/01/29 † 3,500,000 3,501,247
Public Service Enterprise Group, Inc.
5.200% due 04/01/29  1,700,000 1,723,534
ReNew Wind Energy AP2/ReNew Power Pvt
Ltd. other 9 Subsidiaries (India)
4.500% due 07/14/28 ~ † 5,900,000 5,712,236
Sempra
4.313% (SOFR + 0.670%)
due 01/07/28 § 3,500,000 3,516,534
Southern California Edison Co.
5.150% due 06/01/29  8,100,000 8,187,032
Southern Co.
3.250% due 07/01/26  5,700,000 5,700,000
78,241,290
Total Corporate Bonds & Notes
    (Cost $553,078,863) 546,056,353
SENIOR LOAN NOTES - 0.2%
Communications - 0.2%
Discovery Global Holdings, Inc. Term B
due 06/03/33 ∞ EUR 500,000 573,014
6.144% (SOFR + 2.500%)
due 06/03/33 § $ 1,863,462 1,866,292
2,439,306
Consumer, Non-Cyclical - 0.0%
Stepstone Group MidCo 2 GmbH Term B
(Germany)
8.179% (SOFR + 4.500%)
due 12/19/31 § 469,552 378,576
Total Senior Loan Notes
    (Cost $2,904,208) 2,817,882
MORTGAGE-BACKED SECURITIES - 60.8%
Collateralized Mortgage Obligations - Commercial - 5.9%
1211 Avenue of the Americas Trust
3.901% due 08/10/35 ~ 9,600,000 9,319,799
Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/53 ~ 4,900,000 4,567,336
AREIT Trust
5.878% (SOFR + 2.242%)
due 06/17/39 ~ § 2,858,481 2,868,048
BAMLL Commercial Mortgage Securities Trust
4.790% (SOFR + 1.164%)
due 09/15/38 ~ § 7,000,000 6,750,130
Benchmark Mortgage Trust
3.458% due 03/15/55 § 6,500,000 6,005,893
Cantor Commercial Real Estate Lending
2.874% due 11/15/52  6,200,000 5,840,575
a
Principal
Amount Value
DBGS Mortgage Trust
3.843% due 04/10/37 ~ $ 8,700,000 $ 8,166,122
DOLP Trust
2.956% due 05/10/41 ~ 7,000,000 6,244,157
GS Mortgage Securities Trust
3.722% due 10/10/49 ~ § 7,000,000 6,798,290
JP Morgan Chase Commercial Mortgage
Securities Trust
5.240% (SOFR + 1.614%)
due 09/15/29 ~ § 1,081,454 1,060,740
Manhattan West Mortgage Trust
2.130% due 09/10/39 ~ 8,600,000 8,325,984
Morgan Stanley Capital I Trust
2.509% due 04/05/42 ~ § 4,900,000 4,360,130
NYO Commercial Mortgage Trust
4.835% (SOFR + 1.209%)
due 11/15/38 ~ § 11,200,000 11,199,154
One New York Plaza Trust
4.690% (SOFR + 1.064%)
due 01/15/36 ~ § 3,567,974 3,476,879
Starwood Mortgage Trust (Cayman)
4.598% (SOFR + 0.972%)
due 11/15/36 ~ § 7,100,000 7,091,982
92,075,219
Collateralized Mortgage Obligations - Residential - 10.5%
Banc of America Funding Trust
3.764% due 08/25/47 ~ § 2,490,718 2,019,244
5.608% due 02/20/36 § 146,464 140,270
Banc of America Mortgage Trust
6.000% due 05/25/37  1,342,221 1,077,151
BCAP LLC Trust
4.440% due 03/26/37 ~ § 39,243 39,126
5.250% due 02/26/36 ~ § 928,423 333,849
Bear Stearns ALT-A Trust
4.850% due 01/25/36 § 380,248 361,794
Bear Stearns ARM Trust
4.379% due 08/25/33 § 311,064 288,465
Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/46 § 278,230 220,291
4.750% due 01/26/36 § 257,803 188,305
Cashmere Valley Bank (Australia)
due 12/30/57 # ± § Ω AUD 30,400,000 20,978,619
Chase Home Lending Mortgage Trust
3.250% due 09/25/63 ~ § $ 3,414,782 3,036,135
CHL Mortgage Pass-Through Trust
4.403% (SOFR + 0.754%)
due 03/25/35 § 285,505 278,034
4.820% due 05/20/34 § 204,960 197,261
6.500% due 10/25/37  730,698 292,261
CHL Reperforming Loan REMICS Trust
4.103% (SOFR + 0.454%)
due 06/25/35 ~ § 329,933 324,861
Citigroup Mortgage Loan Trust, Inc.
4.583% due 08/25/36 § 260,185 239,483
5.329% due 08/25/35 § 35,619 33,429
Countrywide Alternative Loan Trust (IO)
1.237% (4.886% - SOFR)
due 05/25/35 § 522,627 23,980
Credit Suisse First Boston Mortgage Securities
Corp. (Switzerland)
4.426% due 03/25/32 ~ § 51,438 50,117
Cross Mortgage Trust
6.272% due 06/25/69 ~ § 1,640,128 1,648,936

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
DSLA Mortgage Loan Trust
4.815% due 07/19/44 § $ 184,308 $ 181,278
Federal Home Loan Mortgage Corp. REMICS
3.897% (SOFR + 0.304%)
due 10/15/43 § 1,771,879 1,742,346
4.057% (SOFR + 0.464%)
due 12/15/29 § 1,555 1,553
4.114% (SOFR + 0.464%)
due 10/15/40 § 1,226,753 1,208,465
4.114% (SOFR + 0.464%)
due 08/15/40 § 1,350,362 1,330,984
4.642% (SOFR + 1.050%)
due 07/25/56 § 1,100,000 1,101,914
4.650% (SOFR + 1.050%)
due 07/25/56 § 2,100,000 2,102,972
4.928% (SOFR + 1.300%)
due 05/25/54 § 1,794,646 1,798,893
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust
10.931% due 09/25/60 ~ § 2,948,445 2,230,318
Federal Home Loan Mortgage Corp. Structured
Pass-Through Certificates
4.944% (US FED + 1.200%)
due 10/25/44 § 317,745 295,301
5.144% (US FED + 1.400%)
due 07/25/44 § 1,532,749 1,502,226
Federal National Mortgage Association
REMICS (IO)
2.958% (6.586% - SOFR)
due 10/25/35 § 774 51
3.913% (SOFR + 0.174%)
due 07/25/37 § 28,114 27,616
4.121% (SOFR + 0.514%)
due 04/18/28 § 77 77
4.122% (SOFR + 0.494%)
due 11/25/42 § 598,255 596,277
4.171% (SOFR + 0.564%)
due 10/18/30 § 68 68
Federal National Mortgage Association
REMICS Trust
4.938% due 10/25/42 § 211,349 211,189
FHLMC-GNMA
7.500% due 09/20/26  214 214
First Franklin Mortgage Loan Trust
4.073% (SOFR + 0.424%)
due 10/25/36 § 13,462,347 11,311,270
First Horizon Alternative Mortgage Securities
Trust
4.336% due 03/25/35 § 280,584 153,897
5.315% due 06/25/34 § 652,878 654,704
Government National Mortgage Association
REMICS
4.109% (SOFR + 0.500%)
due 01/20/72 § 2,455,181 2,454,008
4.261% (SOFR + 0.614%)
due 04/20/64 § 116,424 116,346
4.311% (SOFR + 0.664%)
due 05/20/65 § 160,985 161,170
4.359% (SOFR + 0.750%)
due 10/20/72 § 1,192,638 1,197,001
4.361% (SOFR + 0.714%)
due 08/20/65 § 685,792 687,053
4.361% (SOFR + 0.714%)
due 07/20/65 § 555,108 556,138
a
Principal
Amount Value
4.409% (SOFR + 0.800%)
due 01/20/73 § $ 4,290,924 $ 4,327,892
4.489% (SOFR + 0.880%)
due 02/20/73 § 4,802,860 4,858,439
4.489% (SOFR + 0.880%)
due 03/20/73 § 4,614,257 4,653,498
4.509% (SOFR + 0.900%)
due 01/20/73 § 7,292,738 7,383,394
4.511% (SOFR + 0.864%)
due 01/20/66 § 884,579 888,184
4.579% (SOFR + 0.970%)
due 12/20/73 § 8,742,050 8,877,810
4.629% (SOFR + 1.020%)
due 12/20/72 § 3,032,412 3,086,491
4.898% (SOFR + 1.465%)
due 04/20/67 § 1,367,219 1,377,609
GreenPoint Mortgage Funding Trust
4.303% (SOFR + 0.654%)
due 11/25/45 § 14,584 14,203
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/52 ~ § 5,060,432 4,176,875
HarborView Mortgage Loan Trust
3.923% (SOFR + 0.434%)
due 05/25/38 § 462,999 378,236
Impac CMB Trust
4.303% (SOFR + 0.384%)
due 05/25/35 § 13,737 13,475
IndyMac ARM Trust
5.653% due 01/25/32 § 568 553
JP Morgan Alternative Loan Trust
4.123% (SOFR + 0.474%)
due 05/25/36 § 1,223,509 1,036,446
6.000% due 12/27/36 ~ 816,092 370,655
JP Morgan Mortgage Trust
4.063% (SOFR + 0.414%)
due 10/25/35 § 745,972 502,742
4.176% due 12/26/37 ~ § 2,276,378 1,928,954
Lehman Mortgage Trust
5.750% due 02/25/37  4,633,077 3,007,231
MASTR Adjustable Rate Mortgages Trust
6.022% due 04/21/34 § 3,949 3,937
MASTR Alternative Loan Trust
4.163% (SOFR + 0.514%)
due 03/25/36 § 682,814 55,432
Merrill Lynch Mortgage Investors Trust
4.522% due 06/25/35 § 7,205 7,023
MetLife Securitization Trust
3.750% due 03/25/57 ~ § 3,045,036 2,941,012
New Residential Mortgage Loan Trust
3.000% due 03/25/52 ~ § 5,281,493 4,543,619
3.500% due 12/25/57 ~ § 2,155,054 2,088,779
6.864% due 10/25/63 ~ § 2,078,879 2,083,467
OBX Trust
4.413% (SOFR + 0.764%)
due 06/25/57 ~ § 1,853,644 1,842,783
PHH Alternative Mortgage Trust
4.083% (SOFR + 0.434%)
due 02/25/37 § 4,431,672 3,258,038
PRKCM Trust
5.335% due 08/25/57 ~ § 2,592,988 2,587,114
RAAC Trust
5.063% (SOFR + 1.414%)
due 06/25/47 § 1,027,235 1,002,893

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
RBSSP Resecuritization Trust
6.250% due 12/26/36 ~ § $ 629,089 $ 180,626
Residential Asset Securitization Trust (IO)
1.187% (4.836% - SOFR)
due 11/25/35 § 1,587,562 93,252
Resloc U.K. PLC (United Kingdom)
2.561% (EURIBOR + 0.160%)
due 12/15/43 ~ § EUR 1,062,701 1,197,743
RFMSI Trust
5.392% due 09/25/35 § $ 325,661 202,100
RMAC Securities No. 1 PLC (United Kingdom)
4.336% (SONIA + 0.589%)
due 06/12/44 ~ § GBP 2,134,422 2,769,119
Securitized Asset-Backed Receivables LLC
Trust
4.423% (SOFR + 0.774%)
due 08/25/35 § $ 2,293,879 1,789,062
Sequoia Mortgage Trust
4.454% (SOFR + 0.814%)
due 07/20/33 § 103,939 104,640
Structured Adjustable Rate Mortgage Loan
Trust
3.851% due 01/25/35 § 19,419 19,292
Structured Asset Mortgage Investments II Trust
4.183% (SOFR + 0.534%)
due 05/25/36 § 341,969 218,467
4.223% (SOFR + 0.574%)
due 02/25/36 § 442,235 371,487
4.254% (SOFR + 0.614%)
due 07/19/35 § 33,219 31,578
4.323% (SOFR + 0.674%)
due 02/25/36 § 255,762 219,365
Structured Asset Mortgage Investments Trust
4.414% (SOFR + 0.774%)
due 09/19/32 § 3,297 3,117
Structured Asset Securities Corp. Trust
5.750% due 04/25/35  2,100,018 911,025
Suntrust Alternative Loan Trust (IO)
1.337% (4.986% - SOFR)
due 12/25/35 § 1,267,114 45,608
Towd Point Mortgage Funding - Granite 6 PLC
(United Kingdom)
4.672% (SONIA + 0.925%)
due 07/20/53 ~ § GBP 2,567,129 3,407,854
Towd Point Mortgage Trust
3.750% due 07/25/62 ~ § $ 2,892,064 2,731,509
Trinity Square PLC (United Kingdom)
4.647% (SONIA + 0.900%)
due 07/15/59 ~ § GBP 2,275,229 3,022,722
UWM Mortgage Trust
2.500% due 11/25/51 ~ § $ 7,895,503 6,682,859
2.500% due 12/25/51 ~ § 5,163,686 4,274,988
Verus Securitization Trust
4.260% due 02/25/67 ~ § 2,693,003 2,586,046
WaMu Mortgage Pass-Through Certificates
Trust
4.303% (SOFR + 0.654%)
due 12/25/45 § 10,492 10,611
4.343% (SOFR + 0.694%)
due 10/25/45 § 10,350 10,096
4.626% due 01/25/36 § 192,414 186,829
a
Principal
Amount Value
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
1.087% (4.736% - SOFR)
due 11/25/35 § $ 5,169,277 $ 167,393
1.187% (4.836% - SOFR)
due 11/25/35 § 1,528,321 68,653
4.574% (US FED + 0.830%)
due 11/25/46 § 702,952 643,231
6.000% due 07/25/36  962,506 776,209
Washington Mutual MSC Mortgage Pass-
Through Certificates Trust
5.975% due 02/25/33 § 1,245 1,259
163,418,464
Federal Home Loan Mortgage Corp. - 3.8%
3.000% due 04/01/52  2,199,445 1,923,509
3.500% due 08/01/27 - 06/01/48 4,565,623 4,210,996
4.000% due 11/01/33 - 10/01/52 4,031,157 3,782,853
4.000% due 09/01/52  21,223,009 19,905,468
4.500% due 06/01/52 - 09/01/52 1,673,211 1,616,735
5.000% due 12/01/52 - 09/01/53 17,959,624 17,818,111
5.500% due 06/01/31 - 10/01/53 5,232,577 5,305,999
5.749% (UST + 2.249%)
due 03/01/32 § 11,073 11,227
5.762% (UST + 2.137%)
due 01/01/28 § 414 414
6.000% due 07/01/54  3,627,246 3,713,076
6.080% (RFUCC + 1.345%)
due 09/01/35 § 38,361 39,323
6.250% (UST + 2.250%)
due 07/01/32 § 1,428 1,453
6.500% due 11/01/53  292,907 303,307
7.000% due 10/01/37  6,747 7,138
58,639,609
Federal National Mortgage Association - 2.4%
2.500% due 02/01/35  1,986,294 1,911,621
3.000% due 04/01/27 - 04/01/52 1,399,855 1,233,855
3.500% due 05/01/33 - 05/01/35 2,920,944 2,837,030
4.000% due 10/01/28 - 10/01/52 4,210,131 3,990,268
4.010% (US FED + 1.275%)
due 03/01/33 § 38,933 38,609
4.277% (US FED + 1.255%)
due 05/01/36 § 3,581 3,545
4.300% due 12/01/32  6,000,000 5,894,744
4.387% (US FED + 1.255%)
due 05/01/36 § 141,562 139,587
4.460% (US FED + 1.256%)
due 05/01/36 § 2,702 2,654
4.500% due 10/01/42 - 05/01/53 8,643,756 8,355,222
4.967% (US FED + 1.200%)
due 08/01/42 - 10/01/44 § 223,589 224,129
5.000% due 05/01/27 - 07/01/53 7,510,362 7,450,161
5.178% (US FED + 1.777%)
due 09/01/34 § 8,032 7,956
5.320% (UST + 1.695%)
due 02/01/33 § 46,522 46,884
5.373% (RFUCC + 1.373%)
due 09/01/35 § 10,966 11,105
5.500% due 11/01/32 - 07/01/53 1,693,087 1,728,122
5.538% (RFUCC + 1.413%)
due 07/01/33 § 5,015 5,077
5.550% (UST + 1.925%)
due 02/01/33 § 1,388 1,406

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.555% (UST + 2.055%)
due 04/01/34 § $ 32,464 $ 33,002
5.558% (RFUCC + 1.550%)
due 09/01/33 § 5,907 6,015
5.580% (RFUCC + 1.455%)
due 04/01/35 § 51,560 52,300
5.633% (UST + 2.068%)
due 03/01/34 § 1,556 1,583
5.650% (UST + 2.025%)
due 01/01/34 § 2,357 2,433
5.663% (RFUCC + 1.538%)
due 01/01/36 § 4,315 4,388
5.710% (RFUCC + 1.335%)
due 12/01/34 § 123,846 125,520
5.730% (RFUCC + 1.605%)
due 08/01/36 § 14,277 14,566
5.753% (RFUCC + 1.627%)
due 03/01/33 § 487 495
5.770% (RFUCC + 1.395%)
due 12/01/34 § 1,175 1,195
5.897% (RFUCC + 1.235%)
due 07/01/35 § 63,774 64,404
5.950% (RFUCC + 1.240%)
due 08/01/35 § 39,505 40,006
6.000% due 11/01/34 - 03/01/54 2,120,836 2,184,750
6.225% (UST + 2.360%)
due 11/01/34 § 349,344 364,757
6.500% due 09/01/28 - 11/01/53 770,080 799,296
6.590% (RFUCC + 1.840%)
due 09/01/35 § 11,707 12,027
7.500% due 01/01/33  2,411 2,460
8.000% due 05/01/30  67 69
37,591,241
Government National Mortgage Association - 6.2%
due 07/20/56 # 15,300,000 14,698,132
due 07/20/56 # 18,400,000 17,107,042
due 08/20/56 # 23,800,000 23,441,642
due 08/20/56 # 4,900,000 4,012,426
due 09/20/56 # 17,400,000 17,724,109
3.500% due 10/20/52 - 05/20/56 16,918,484 15,337,542
4.000% due 03/15/44 - 09/15/49 468,927 440,701
5.000% (UST + 1.500%)
due 02/20/27 - 03/20/33 § 45,479 45,733
5.000% due 05/15/33 - 07/20/49 3,295,736 3,330,265
5.125% (UST + 1.500%)
due 11/20/26 - 12/20/32 § 25,518 25,614
5.375% (UST + 1.500%)
due 07/20/26 - 09/20/32 § 31,586 31,604
5.500% (UST + 2.000%)
due 03/20/29 § 8,984 9,039
5.625% (UST + 1.500%)
due 06/20/27 - 06/20/32 § 30,645 30,675
6.000% due 06/15/38 - 09/15/38 1,420 1,454
7.500% due 12/15/31  5,198 5,400
8.000% due 12/15/29 - 08/15/32 55,207 56,429
8.500% due 09/15/29 - 12/15/30 49,844 50,591
96,348,398
Uniform Mortgage-Backed Securities - 32.0%
due 07/01/56 # 29,725,000 28,480,265
due 07/01/56 # 133,881,684 131,570,371
due 08/01/56 # 134,910,000 135,161,892
due 08/01/56 # 10,800,000 10,338,047
a
Principal
Amount Value
due 08/01/56 # $ 21,000,000 $ 21,400,780
due 08/01/56 # 22,178,316 21,769,442
due 08/01/56 # 59,220,000 51,613,931
due 09/01/56 # 99,000,000 99,107,500
499,442,228
Total Mortgage-Backed Securities
    (Cost $956,167,086) 947,515,159
ASSET-BACKED SECURITIES - 7.9%
Automobile Sequential - 0.3%
Citizens Auto Receivables Trust
5.840% due 01/18/28 ~ 480,459 481,321
FHF Issuer Trust
5.690% due 02/15/30 ~ 1,066,140 1,068,884
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ 2,400,000 2,420,769
3,970,974
Home Equity Other - 4.6%
ABFC Trust
4.588% (SOFR + 0.939%)
due 07/25/35 § 2,439,394 2,338,261
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates
4.523% (SOFR + 0.874%)
due 02/25/36 § 1,310,825 1,070,949
Asset-Backed Securities Corp. Home Equity
Loan Trust
4.783% (SOFR + 1.134%)
due 07/25/35 § 620,701 611,043
Citigroup Mortgage Loan Trust, Inc.
4.063% (SOFR + 0.414%)
due 12/25/36 § 7,764,974 2,849,072
4.083% (SOFR + 0.434%)
due 12/25/36 ~ § 1,579,368 882,844
Countrywide Asset-Backed Certificates
4.663% (SOFR + 1.014%)
due 03/25/47 ~ § 995,903 785,015
Countrywide Asset-Backed Certificates Trust
4.043% (SOFR + 0.394%)
due 03/25/37 § 772,221 763,615
4.043% (SOFR + 0.394%)
due 06/25/47 § 3,530,666 3,252,166
FBR Securitization Trust
4.528% (SOFR + 0.879%)
due 09/25/35 § 15,260,852 15,006,101
GSAA Home Equity Trust
4.103% (SOFR + 0.454%)
due 09/25/36 § 7,888,521 1,649,546
Home Equity Asset Trust
4.543% (SOFR + 0.894%)
due 10/25/34 § 287,048 286,864
Home Equity Mortgage Loan Asset-Backed
Trust
4.083% (SOFR + 0.434%)
due 04/25/37 § 2,536,593 2,246,610
HSI Asset Securitization Corp. Trust
4.258% (SOFR + 0.609%)
due 02/25/36 § 258,729 252,762
IMC Home Equity Loan Trust
5.432% due 08/20/29 § 175 174

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
IXIS Real Estate Capital Trust
3.963% (SOFR + 0.314%)
due 01/25/37 § $ 10,071,575 $ 3,162,625
JP Morgan Mortgage Acquisition Trust
4.198% (SOFR + 0.549%)
due 05/25/36 § 6,842,888 6,547,364
Lehman ABS Mortgage Loan Trust
3.853% (SOFR + 0.204%)
due 06/25/37 ~ § 676,983 440,802
MASTR Asset-Backed Securities Trust
4.263% (SOFR + 0.614%)
due 04/25/36 § 6,743,464 1,319,714
Merrill Lynch Mortgage Investors Trust
4.513% (SOFR + 0.864%)
due 09/25/35 § 639,578 630,765
Morgan Stanley ABS Capital I, Inc. Trust
3.823% (SOFR + 0.234%)
due 05/25/37 § 109,761 100,784
3.943% (SOFR + 0.474%)
due 05/25/37 § 4,800,193 4,406,317
3.943% (SOFR + 0.294%)
due 03/25/37 § 2,080,912 837,796
3.983% (SOFR + 0.334%)
due 11/25/36 § 4,747,671 2,254,900
4.013% (SOFR + 0.364%)
due 03/25/37 § 3,484,318 1,402,788
Morgan Stanley Capital I, Inc. Trust
4.123% (SOFR + 0.474%)
due 03/25/36 § 1,171,736 977,593
Option One Mortgage Loan Trust
4.043% (SOFR + 0.394%)
due 02/25/37 § 3,475,025 2,297,206
4.203% (SOFR + 0.554%)
due 02/25/37 § 10,278,195 5,034,676
Park Place Securities, Inc. Asset-Backed Pass-
Through Certificates
4.588% (SOFR + 0.939%)
due 07/25/35 § 5,682,198 5,490,406
Renaissance Home Equity Loan Trust
3.454% (SOFR + 0.994%)
due 08/25/33 § 94,329 87,680
Saxon Asset Securities Trust
4.423% (SOFR + 0.774%)
due 10/25/35 § 1,007,522 1,000,110
Soundview Home Loan Trust
3.983% (SOFR + 0.334%)
due 02/25/37 § 1,290,583 344,718
Structured Asset Investment Loan Trust
4.383% (SOFR + 0.734%)
due 01/25/36 § 3,339,693 3,150,671
Structured Asset Securities Corp. Mortgage
Loan Trust
4.033% (SOFR + 0.384%)
due 03/25/36 § 974,744 917,967
Terwin Mortgage Trust
4.183% (SOFR + 0.534%)
due 04/25/37 ~ § 59,550 58,834
72,458,738
Home Equity Sequential - 0.0%
Structured Asset Securities Corp. Mortgage
Loan Trust
4.103% (SOFR + 0.454%)
due 12/25/36 § 61,687 60,623
a
Principal
Amount Value
Other Asset-Backed Securities - 3.0%
Bain Capital Credit CLO Ltd.
4.840% (SOFR + 1.160%)
due 07/17/35 ~ § $ 5,100,000 $ 5,104,794
Benefit Street Partners CLO XXII Ltd. (Cayman)
4.825% (SOFR + 1.150%)
due 04/20/35 ~ § 5,100,000 5,102,601
BlueMountain CLO Ltd. (Cayman)
4.851% (SOFR + 1.200%)
due 11/15/30 ~ § 50,265 50,289
BlueMountain Fuji EUR CLO V DAC (Ireland)
3.114% (EURIBOR + 0.910%)
due 01/15/33 ~ § EUR 2,057,338 2,353,250
CarVal CLO I Ltd. (Cayman)
4.910% (SOFR + 1.230%)
due 07/16/31 ~ § $ 1,353,626 1,354,287
Crown City CLO III (Cayman)
due 07/20/34 # ~ § 1,900,000 1,900,000
Dryden 52 Euro CLO DAC (Ireland)
3.143% (EURIBOR + 0.860%)
due 05/15/34 ~ § EUR 1,555,829 1,777,691
GreenSky Home Improvement Issuer Trust
5.120% due 03/25/60 ~ $ 434,895 436,085
Marble Point CLO XXII Ltd. (Cayman)
4.887% (SOFR + 1.220%)
due 07/25/34 ~ § 5,500,000 5,506,075
Nelnet Student Loan Trust
4.670% due 06/22/65 ~ 1,927,103 1,888,161
4.959% (SOFR + 1.350%)
due 06/22/65 ~ § 1,591,954 1,596,329
5.809% (SOFR + 2.200%)
due 02/20/41 ~ § 905,134 923,837
6.640% due 02/20/41 ~ 905,134 928,409
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 1,556,883 1,561,235
SMB Private Education Loan Trust
5.500% due 06/17/52 ~ 2,194,928 2,216,161
Symphony CLO XXXII Ltd. (Cayman)
4.816% (SOFR + 1.150%)
due 10/23/35 ~ § 6,100,000 6,107,404
Tikehau U.S. CLO I Ltd. (Cayman)
4.767% (SOFR + 1.100%)
due 01/18/35 ~ § 4,600,000 4,603,292
Wellfleet CLO Ltd. (Cayman)
4.823% (SOFR + 1.150%)
due 07/15/34 ~ § 4,050,000 4,054,979
47,464,879
Total Asset-Backed Securities
    (Cost $138,532,386) 123,955,214
U.S. TREASURY OBLIGATIONS - 28.6%
U.S. Treasury Bonds - 18.5%
1.375% due 11/15/40  20,550,000 13,292,077
1.625% due 11/15/50  4,200,000 2,196,305
1.875% due 02/15/51  11,375,000 6,325,344
1.875% due 11/15/51  4,450,000 2,446,457
2.000% due 02/15/50 ‡ 6,700,000 3,905,891
2.250% due 08/15/49  20,798,000 12,941,068
2.375% due 11/15/49 ‡ 14,255,000 9,083,665
2.500% due 02/15/45 ‡ 1,300,000 912,133
2.750% due 08/15/42  26,200,000 20,022,531

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.875% due 05/15/43 ‡ $ 5,500,000 $ 4,222,969
2.875% due 08/15/45  9,200,000 6,829,563
2.875% due 05/15/49  13,100,000 9,306,117
3.000% due 02/15/48  8,300,000 6,113,145
3.000% due 08/15/48 ‡ 2,000,000 1,465,859
3.000% due 02/15/49  2,900,000 2,115,188
3.125% due 08/15/44  33,300,000 26,067,267
3.250% due 05/15/42 ‡ 45,700,000 37,644,482
3.375% due 08/15/42  700,000 584,336
3.375% due 11/15/48 ‡ 1,800,000 1,408,430
3.625% due 08/15/43  600,000 511,289
3.625% due 02/15/44  13,500,000 11,441,777
3.750% due 11/15/43  20,900,000 18,071,152
3.875% due 02/15/43  7,300,000 6,470,623
3.875% due 05/15/43  8,175,000 7,228,329
4.000% due 11/15/42  5,834,000 5,266,324
4.250% due 05/15/39 ‡ 4,900,000 4,735,773
4.375% due 11/15/39  20,700,000 20,114,578
4.375% due 05/15/41  1,967,000 1,885,554
4.375% due 08/15/43  4,705,000 4,425,733
4.500% due 08/15/39  7,700,000 7,597,734
4.500% due 11/15/54  9,000,000 8,379,668
4.625% due 02/15/40  5,500,000 5,470,996
4.625% due 05/15/44  500,000 483,184
4.875% due 08/15/45  19,209,000 19,078,529
288,044,070
U.S. Treasury Inflation Protected Securities - 2.6%
0.125% due 02/15/51 ^ 3,580,528 1,896,001
0.250% due 02/15/50 ^ 3,496,365 1,971,960
0.875% due 02/15/47 ^ 4,689,246 3,298,634
1.000% due 02/15/46 ^ 3,231,684 2,374,454
1.000% due 02/15/48 ^ 13,635,909 9,710,267
1.000% due 02/15/49 ^ 1,852,270 1,301,587
1.500% due 02/15/53 ^ 14,000,125 10,646,905
2.125% due 02/15/54 ^ 10,042,986 8,779,564
2.375% due 02/15/55 ^ 1,266,084 1,166,000
41,145,372
U.S. Treasury Notes - 6.9%
2.250% due 08/15/27  20,000 19,588
3.375% due 09/15/28 ‡ 8,630,000 8,487,234
3.500% due 01/31/30  1,475,000 1,442,043
3.750% due 04/30/28 ‡ 8,325,000 8,265,815
3.875% due 04/30/30  1,375,000 1,360,256
4.000% due 05/31/30 ‡ 82,300,000 81,759,040
4.000% due 01/31/31  1,500,000 1,487,197
4.125% due 03/31/31 ‡ 1,113,000 1,108,979
4.250% due 02/28/31  1,475,000 1,477,679
4.375% due 05/15/36  378,000 376,021
4.625% due 04/30/31  2,470,000 2,514,528
108,298,380
U.S. Treasury Strip Coupons - 0.6%
due 05/15/41  2,600,000 1,251,406
due 08/15/41  3,900,000 1,849,753
due 11/15/41  600,000 280,247
due 02/15/42  12,200,000 5,614,398
8,995,804
Total U.S. Treasury Obligations
    (Cost $509,025,856) 446,483,626
a
Principal
Amount Value
FOREIGN GOVERNMENT BONDS & NOTES - 10.1%
Abu Dhabi Government (United Arab Emirates)
4.625% due 04/20/33 ~
$ 1,500,000
$ 1,495,120
4.875% due 04/30/29 ~
800,000
805,968
5.000% due 04/30/34 ~
700,000
711,983
Australia Government (Australia)
2.750% due 06/21/35 ~
AUD 6,900,000
4,105,348
Brazil Government (Brazil)
6.125% due 03/15/34
$ 4,400,000
4,429,260
Brazil Letras do Tesouro Nacional (Brazil)
13.753% due 04/01/27
BRL 16,281,000
2,865,782
17.810% due 10/01/26
8,400,000
1,573,748
Canada Government (Canada)
3.250% due 12/01/34
CAD 2,431,000
1,712,062
Chile Government (Chile)
3.500% due 01/31/34 †
$ 7,000,000
6,369,650
Colombia Government (Colombia)
5.375% due 01/21/29
500,000
499,100
Costa Rica Government (Costa Rica)
5.950% due 04/27/33 ~
EUR 300,000
364,195
6.001% due 01/16/36 ~
1,000,000
1,209,626
CPPIB Capital, Inc. (Canada)
4.300% due 06/02/34 ~
CAD 800,000
592,431
European Union (Multi-National)
2.875% due 10/05/29 ~
EUR 8,000,000
9,192,148
Hydro-Quebec (Canada)
8.625% due 06/15/29
$ 1,000,000
1,111,197
Italy Buoni Poliennali Del Tesoro (Italy)
1.300% due 05/15/28 ^ ~
EUR 6,312,144
7,232,848
Japan Government Thirty Year (Japan)
2.100% due 09/20/54
JPY 49,000,000
208,999
2.300% due 12/20/54
501,000,000
2,239,964
2.400% due 03/20/55
744,900,000
3,410,955
2.800% due 06/20/55
480,000,000
2,399,424
3.200% due 09/20/55
641,000,000
3,473,097
3.700% due 03/20/56
294,350,000
1,751,681
Japan Government Twenty Year (Japan)
2.000% due 12/20/44
790,000,000
3,856,300
2.400% due 03/20/45
431,900,000
2,242,150
2.700% due 09/20/45
38,550,000
208,410
Korea Development Bank (South Korea)
4.330% (SOFR + 0.700%)
due 10/23/26 §
$ 900,000
902,777
Kuwait International (Kuwait)
4.016% due 10/09/28 ~
1,000,000
987,155
4.136% due 10/09/30 ~
1,000,000
981,660
4.652% due 10/09/35 ~
700,000
684,438
4.804% due 04/20/33 ~
1,200,000
1,197,970
Mexico Government (Mexico)
3.500% due 09/19/29
EUR 1,300,000
1,477,226
4.500% due 03/19/34
1,300,000
1,485,411
5.125% due 03/19/38
500,000
569,554
5.625% due 02/09/34
$ 200,000
197,050
6.000% due 05/07/36 †
900,000
899,235
New South Wales Treasury Corp. (Australia)
1.750% due 03/20/34 ~
AUD 3,600,000
1,965,704
4.750% due 02/20/37 ~
900,000
591,112
Peruvian Government (Peru)
5.400% due 08/12/34 ~
PEN 6,800,000
1,942,813
6.150% due 08/12/32 ~
31,350,000
9,944,250
6.950% due 08/12/31 ~
6,565,000
2,183,034
Province of Quebec (Canada)
4.450% due 09/01/34
CAD 8,800,000
6,564,834

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Qatar Government (Qatar)
4.800% due 04/08/33 ~
$ 3,000,000
$ 3,016,119
Queensland Treasury Corp. (Australia)
1.500% due 08/20/32 ~
AUD 2,800,000
1,594,172
4.500% due 08/22/35 ~
700,000
458,353
Republic of Poland Government (Poland)
5.125% due 09/18/34
$ 2,300,000
2,314,138
Republic of South Africa Government (South
Africa)
6.250% due 03/31/36
ZAR 8,200,000
429,216
8.500% due 01/31/37
55,000,000
3,342,707
8.750% due 01/31/44
1,750,000
104,852
8.750% due 02/28/48
8,100,000
486,288
8.875% due 02/28/35
205,900,000
13,033,997
9.000% due 01/31/40
10,160,000
627,377
Romania Government (Romania)
3.000% due 02/27/27 ~
$ 6,500,000
6,422,550
Saudi Government (Saudi Arabia)
4.125% due 01/12/29 ~
900,000
887,173
4.750% due 01/16/30 ~
4,400,000
4,394,207
4.875% due 07/18/33 ~
5,000,000
4,975,093
State of Israel (Israel)
3.800% due 05/13/60 ~
9,000,000
6,101,312
Treasury Corp. of Victoria (Australia)
2.000% due 11/20/37
AUD 1,800,000
874,766
2.250% due 09/15/33 ~
1,300,000
748,171
U.K. Gilts (United Kingdom)
4.375% due 07/31/54 ~
GBP 9,347,000
10,413,473
Total Foreign Government Bonds & Notes
    (Cost $161,352,304) 156,859,633
SHORT-TERM INVESTMENTS - 0.0%
Commercial Paper - 0.0%
TELUS Corp. (Canada)
4.300% due 07/06/26 ~ $ 50,000 49,965
4.380% due 08/06/26 ~ 75,000 74,667
Total Short-Term Investments
(Cost $124,642) 124,632
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 142.7%
    (Cost $2,322,006,137) 2,225,088,191
Shares
SECURITIES LENDING COLLATERAL - 3.6%
Mutual Funds - 1.3%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 19,651,512 19,651,512
Principal
Amount Value
Repurchase Agreements - 2.3%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$24,315,212; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$24,801,530) $ 24,312,747 $ 24,312,747
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$11,280,608; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $11,521,118) 11,264,269 11,264,269
35,577,016
Total Securities Lending Collateral
(Cost $55,228,528) 55,228,528
a
TOTAL INVESTMENTS - 146.3%
(Cost $2,377,234,665) 2,280,316,719
DERIVATIVES - 0.7% 11,283,230
OTHER ASSETS & LIABILITIES, NET -  (47.0%) (732,750,295)
NET ASSETS - 100.0% $1,558,849,654

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $26,984,987 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).
(c) As of June 30, 2026, investments with a total aggregate value of $21,775,386 or 1.4% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(d) As of June 30, 2026, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $2,756,246 at a weighted average interest rate of 3.6%. As of June 30, 2026, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was
$120,727,505 at a weighted average interest rate of 3.8%.
(e) As of June 30, 2026, investments with a total aggregate value of $1,772,172 or
0.1% of the Fund’s net assets were in default.
(f) As of June 30, 2026, open futures contracts outstanding were as follows:
(g) As of June 30, 2026, forward foreign currency contracts outstanding were as follows:
Mortgage-Backed Securities 60.8%
Corporate Bonds & Notes 35.0%
U.S. Treasury Obligations 28.6%
Foreign Government Bonds & Notes 10.1%
Asset-Backed Securities 7.9%
Securities Lending Collateral 3.6%
Others (each less than 3.0%) 0.3%
146.3%
Derivatives 0.7%
Other Assets & Liabilities, Net (47.0%)
100.0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/26 326 $ 67,237,547 $ 67,199,297 ( $ 38,250)
CBOT 5 Year U.S. Treasury Notes 09/26 2,728 291,212,769 292,023,875 811,106
CBOT 10 Year U.S. Treasury Notes 09/26 938 102,243,229 103,077,406 834,177
Eurex 5 Year Euro BOBL 09/26 4 524,755 527,333 2,578
ICE 3 Month SONIA 06/27 104 32,935,881 33,090,947 155,066
ICE Long Gilt 09/26 254 29,441,743 30,056,480 614,737
Montreal Exchange 10 Year Canadian Bond 09/26 197 16,660,979 16,822,612 161,633
SFE 10 Year Australian Bond 09/26 15 1,123,663 1,140,482 16,819
$2,557,866
Short Futures Outstanding
CBOT U.S. Long Bond 09/26 18 1,986,163 2,043,000 (56,837)
CBOT Ultra 10 Year U.S. Treasury Notes 09/26 650 72,098,027 73,104,687 (1,006,660)
CBOT Ultra U.S. Treasury Bond 09/26 24 2,695,652 2,787,750 (92,098)
Eurex 10 Year Euro BUND 09/26 214 30,807,938 31,136,716 (328,778)
($1,484,373)
Total Futures Contracts $ 1,073,493
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 1,400,000 USD 1,002,780 07/26 BOA $ – ( $ 33,490)
AUD 10,531,405 USD 7,266,753 07/26 HSB 24,666 –
AUD 8,544,595 USD 5,895,771 07/26 SGN 20,081 –

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
BRL 4,142,295 USD 824,342 07/26 BNP $ – ( $ 21,930)
BRL 23,811,798 USD 4,610,000 07/26 BNP 2,633 –
BRL 156,483 USD 30,229 07/26 BOA 84 –
BRL 11,200,000 USD 2,215,304 07/26 GSC – (45,729)
BRL 12,013,221 USD 2,243,785 07/26 GSC 83,321 –
BRL 600,000 USD 117,002 07/26 JPM – (775)
BRL 14,214,696 USD 2,745,952 07/26 JPM 7,606 –
BRL 5,600,872 USD 1,099,698 08/26 BNP – (23,059)
BRL 2,611,836 USD 500,000 08/26 BNP 2,065 –
BRL 94,151,172 USD 18,430,477 08/26 BOA – (332,082)
BRL 9,138,749 USD 1,788,300 08/26 GSC – (31,586)
BRL 12,256,751 USD 2,381,200 09/26 GSC – (41,858)
BRL 11,972,619 USD 2,276,466 10/26 JPM – (7,292)
CAD 36,955,568 USD 25,970,181 07/26 GSC 86,979 –
CHF 10,944,244 USD 13,527,821 07/26 SGN 17,035 –
CNH 14,713,273 USD 2,174,266 07/26 BNP – (7,602)
CNH 5,018,000 USD 742,086 07/26 BOA – (3,140)
CNH 23,627,647 USD 3,492,752 07/26 SGN – (13,365)
CNH 37,423,031 USD 5,513,488 08/26 DUB 9,123 –
EUR 51,745,867 USD 58,860,924 07/26 SGN 263,898 –
GBP 2,031,000 USD 2,689,994 07/26 BNP 4,026 –
GBP 783,000 USD 1,051,604 07/26 MSC – (12,993)
GBP 4,169,601 USD 5,514,714 07/26 SGN 16,053 –
IDR 14,611,125,228 USD 820,000 07/26 BNP – (5,636)
IDR 32,163,432,764 USD 1,796,940 07/26 BNP 1,909 –
IDR 18,303,641,158 USD 1,020,191 07/26 CIT 2,442 –
IDR 27,883,445,040 USD 1,555,128 07/26 GSC 4,349 –
IDR 213,661,677 USD 11,937 07/26 HSB 13 –
IDR 2,389,145,764 USD 132,897 07/26 JPM 541 –
IDR 5,550,657,675 USD 309,315 07/26 SCB 698 –
IDR 34,140,788,222 USD 1,952,150 09/26 BNP – (57,138)
IDR 21,757,432,764 USD 1,202,609 09/26 BNP 5,055 –
IDR 11,177,423,832 USD 626,748 09/26 CIT – (6,336)
IDR 7,874,287,170 USD 433,630 09/26 DUB 3,439 –
IDR 25,483,583,209 USD 1,424,953 09/26 GSC – (10,466)
IDR 9,089,580,316 USD 499,757 09/26 GSC 4,767 –
IDR 8,659,021,747 USD 486,156 09/26 SCB – (5,530)
IDR 10,023,785,339 USD 554,134 09/26 SCB 2,244 –
IDR 6,334,733,197 USD 347,938 12/26 BNP 1,342 –
IDR 18,957,959,501 USD 1,042,760 12/26 CIT 2,531 –
IDR 5,663,700,429 USD 312,549 12/26 DUB – (268)
ILS 706,000 USD 237,730 08/26 CIT – (246)
INR 598,915,036 USD 6,333,987 07/26 BNP – (13,877)
INR 198,878,004 USD 2,082,011 07/26 BNP 16,393 –
INR 106,252,400 USD 1,096,516 07/26 CIT 25,962 –
INR 54,054,531 USD 560,391 07/26 DUB 10,097 –
INR 125,291,980 USD 1,299,800 07/26 HSB 22,523 –
INR 31,815,406 USD 336,923 07/26 JPM – (817)
INR 106,540,951 USD 1,111,514 07/26 SCB 13,498 –
INR 142,786,108 USD 1,504,487 08/26 BNP 902 –
INR 16,999,519 USD 179,282 08/26 BOA – (57)
INR 6,499,679 USD 68,543 08/26 CIT – (17)
INR 20,030,187 USD 210,920 08/26 CIT 257 –
INR 33,069,288 USD 344,795 08/26 GSC 3,407 –
INR 20,037,400 USD 210,920 08/26 HSB 334 –
INR 6,500,104 USD 68,549 08/26 JPM – (19)
INR 50,072,535 USD 527,299 08/26 JPM 614 –
INR 82,138,377 USD 857,278 08/26 SCB 7,596 –
INR 41,302,483 USD 434,773 09/26 BNP – (936)
INR 14,048,409 USD 147,817 09/26 BOA – (254)
INR 29,103,025 USD 306,111 09/26 DUB – (769)
INR 206,021,146 USD 2,139,689 09/26 GSC 24,333 –
INR 92,204,893 USD 968,659 09/26 HSB – (1,266)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
INR 98,029,836 USD 1,018,386 09/26 HSB $ 11,308 $ –
INR 99,687,292 USD 1,045,086 09/26 JPM 1,245 –
INR 22,911,993 USD 240,218 09/26 SCB 169 –
JPY 2,777,158 USD 17,180 07/26 BRC – (100)
JPY 294,400,000 USD 1,821,956 07/26 CIT – (11,322)
JPY 2,681,533,445 USD 16,609,679 07/26 SCB – (117,576)
KRW 2,179,575,601 USD 1,419,722 07/26 BNP – (10,634)
KRW 179,221,491 USD 118,555 07/26 CIT – (2,682)
KRW 356,934,629 USD 231,191 07/26 GSC – (420)
KRW 53,124,715 USD 35,143 07/26 JPM – (796)
KRW 110,005,740 USD 71,080 07/26 JPM 43 –
KRW 3,160,555,365 USD 2,209,715 07/26 SCB – (166,323)
MXN 6,757,248 USD 377,770 09/26 CIT 6,201 –
MXN 370,029,944 USD 21,269,987 09/26 JPM – (243,587)
MXN 77,221,454 USD 4,376,492 12/26 JPM – (19,719)
NOK 690,705 USD 74,606 07/26 BOA – (4,827)
NOK 1,720,054 USD 185,122 07/26 DUB – (11,353)
NOK 4,088,046 USD 440,882 07/26 HSB – (27,885)
NOK 1,572,059 USD 158,119 08/26 HSB 628 –
NOK 4,875,885 USD 492,380 08/26 JPM – (12)
PEN 367 USD 107 09/26 CIT – –
PLN 394,000 USD 104,344 07/26 BOA 389 –
PLN 5,892,602 USD 1,595,763 07/26 CIT – (29,385)
PLN 2,884,899 USD 777,149 07/26 DUB – (10,282)
PLN 8,249,000 USD 2,212,019 07/26 GSC – (19,262)
PLN 11,966,541 USD 3,283,572 07/26 JPM – (102,543)
PLN 331,000 USD 87,641 07/26 JPM 346 –
PLN 2,716,141 USD 743,295 07/26 UBS – (21,288)
SEK 2,077,574 USD 224,855 07/26 CIT – (10,591)
SEK 211,780 USD 21,771 08/26 CIT 110 –
SEK 1,862,693 USD 191,673 08/26 HSB 773 –
SGD 30,624,285 USD 23,644,542 07/26 SGN 26,403 –
THB 16,302,510 USD 487,726 07/26 JPM 3,166 –
THB 3,883,343 USD 118,502 09/26 BNP – (873)
THB 55,774 USD 1,675 09/26 BNP 14 –
THB 45,539 USD 1,388 09/26 UBS – (8)
TRY 11,083,245 USD 235,303 07/26 BNP 1,128 –
TRY 477,677,581 USD 10,010,054 07/26 BRC 25,475 –
USD 3,095,841 AUD 4,336,781 07/26 HSB 93,270 –
USD 11,505,610 AUD 16,139,219 07/26 JPM 331,620 –
USD 6,167,775 AUD 8,944,405 08/26 HSB – (21,244)
USD 5,891,994 AUD 8,544,595 08/26 SGN – (20,380)
USD 5,275,766 BRL 27,546,630 07/26 BNP – (60,350)
USD 80,000 BRL 407,463 07/26 BNP 1,069 –
USD 30,000 BRL 156,483 07/26 BOA – (313)
USD 5,047,000 BRL 25,557,796 07/26 CIT 112,842 –
USD 1,279,226 BRL 6,900,000 07/26 GSC – (57,387)
USD 3,213,857 BRL 16,313,221 07/26 GSC 53,789 –
USD 573,033 BRL 3,100,000 07/26 JPM – (27,474)
USD 2,276,466 BRL 11,714,696 07/26 JPM 7,188 –
USD 930,865 BRL 5,100,000 10/26 BNP – (35,740)
USD 115,732 BRL 600,000 10/26 BNP 2,014 –
USD 109,790 BRL 600,000 10/26 BOA – (3,929)
USD 382,378 BRL 2,100,000 10/26 JPM – (15,636)
USD 633,982 BRL 3,381,000 04/27 BNP 17,180 –
USD 2,287,783 BRL 12,300,000 04/27 GSC 43,872 –
USD 109,902 BRL 600,000 04/27 JPM 443 –
USD 2,918,511 CAD 4,133,000 07/26 BNP 4,356 –
USD 24,523,058 CAD 33,855,013 07/26 SGN 652,081 –
USD 25,970,181 CAD 36,903,056 08/26 GSC – (87,030)
USD 725,899 CAD 1,029,814 08/26 SGN – (1,252)
USD 807,234 CHF 635,000 07/26 BNP 21,342 –
USD 2,691,300 CHF 2,171,000 07/26 BOA 4,419 –

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 1,476,802 CHF 1,198,000 07/26 HSB $ – ( $ 5,871)
USD 8,583,238 CHF 6,726,139 07/26 HSB 258,809 –
USD 273,614 CHF 213,869 07/26 JPM 8,926 –
USD 13,527,821 CHF 10,904,954 08/26 SGN – (17,158)
USD 5,513,488 CNH 37,506,284 07/26 DUB – (9,655)
USD 731,319 CNH 4,956,000 07/26 JPM 1,503 –
USD 129,901 CNH 877,019 07/26 SCB 751 –
USD 3,505,826 EUR 3,031,000 07/26 HSB 42,605 –
USD 56,827,841 EUR 48,714,867 07/26 SGN 1,166,239 –
USD 58,940,768 EUR 51,745,867 08/26 SGN – (263,347)
USD 23,287,819 GBP 17,376,000 07/26 BNP 239,425 –
USD 13,751,919 GBP 10,392,399 08/26 JPM – (32,778)
USD 5,514,548 GBP 4,169,601 08/26 SGN – (16,099)
USD 2,526,640 IDR 45,458,534,425 07/26 BNP – (6,342)
USD 2,858,796 IDR 51,101,298,318 07/26 BNP 2,285 –
USD 250,989 IDR 4,492,460,816 07/26 CIT – (267)
USD 120,715 IDR 2,158,987,775 07/26 DUB 132 –
USD 1,557,821 IDR 27,883,445,040 07/26 GSC – (1,655)
USD 11,944 IDR 213,661,677 07/26 HSB – (6)
USD 780,000 IDR 14,013,777,258 08/26 BNP – (429)
USD 532,672 IDR 9,671,527,819 09/26 BNP – (4,154)
USD 2,062,951 IDR 37,241,377,307 09/26 CIT – (4,161)
USD 1,161,883 IDR 20,935,396,944 09/26 DUB – (153)
USD 312,549 IDR 5,625,882,000 09/26 DUB 280 –
USD 1,555,128 IDR 28,046,733,480 09/26 GSC – (1,628)
USD 132,897 IDR 2,402,422,192 09/26 JPM – (451)
USD 913,937 IDR 16,498,503,358 09/26 SCB – (1,826)
USD 872,751 ILS 2,572,153 07/26 BNP 7,990 –
USD 1,055,586 ILS 3,124,271 07/26 BRC 5,202 –
USD 987,262 ILS 2,867,937 07/26 CIT 23,058 –
USD 2,688,137 ILS 8,026,553 07/26 JPM – (9,453)
USD 132,458 ILS 395,000 08/26 BNP – (411)
USD 291,340 ILS 866,654 08/26 BOA – (184)
USD 898,763 ILS 2,569,852 08/26 CIT 34,411 –
USD 5,400,326 ILS 15,832,876 08/26 JPM 74,796 –
USD 1,620,000 INR 155,594,854 07/26 BNP – (23,745)
USD 1,126,129 INR 106,252,400 07/26 CIT 3,650 –
USD 306,111 INR 28,907,114 07/26 DUB 868 –
USD 307,319 INR 29,021,393 07/26 HSB 870 –
USD 337,199 INR 31,815,406 07/26 JPM 1,093 –
USD 240,218 INR 22,759,454 07/26 SCB – (109)
USD 110,107 INR 10,581,799 09/26 CIT – (1,043)
USD 336,923 INR 32,038,752 09/26 JPM 392 –
USD 2,483,154 JPY 394,824,714 07/26 BNP 54,883 –
USD 734,348 JPY 116,807,595 07/26 BOA 15,952 –
USD 5,385,515 JPY 856,104,437 07/26 HSB 120,258 –
USD 305,625 JPY 48,561,898 07/26 SCB 6,957 –
USD 9,834,691 JPY 1,562,411,788 07/26 SGN 225,467 –
USD 17,180 JPY 2,769,877 08/26 BRC 100 –
USD 15,427,700 JPY 2,487,212,928 08/26 SCB 90,974 –
USD 522,397 KRW 797,827,846 07/26 BNP 6,550 –
USD 46,358 KRW 70,597,123 07/26 BOA 714 –
USD 231,191 KRW 356,985,491 07/26 GSC 561 –
USD 802,736 KRW 1,216,859,412 07/26 HSB 15,992 –
USD 71,080 KRW 110,019,246 07/26 JPM 2 –
USD 633,000 MXN 11,130,680 09/26 BNP 516 –
USD 127,304 MXN 2,257,000 09/26 BOA – (946)
USD 5,080,554 MXN 88,924,000 09/26 BOA 27,581 –
USD 1,136,885 MXN 20,018,000 09/26 GSC – (608)
USD 9,000 MXN 158,285 09/26 GSC 6 –
USD 106,251 MXN 1,889,000 09/26 JPM – (1,089)
USD 158,384 MXN 2,782,000 09/26 JPM 301 –
USD 99,044 MXN 1,737,000 09/26 UBS 342 –

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(h) As of June 30, 2026, purchased options outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 158,119 NOK 1,571,387 07/26 HSB $ – ( $ 631)
USD 492,380 NOK 4,873,749 07/26 JPM 8 –
USD 8,233,725 NZD 13,922,901 07/26 BRC 326,212 –
USD 2,608,906 NZD 4,552,000 07/26 HSB 23,597 –
USD 104,574 NZD 177,000 07/26 JPM 4,047 –
USD 10,577,885 NZD 18,651,901 08/26 SGN – (27,291)
USD 4,016,749 PEN 13,572,996 07/26 SGN 47,642 –
USD 6,309,921 PEN 21,292,198 08/26 CIT 93,932 –
USD 1,471,373 PEN 5,094,628 10/26 CIT – (12,593)
USD 36,512 PEN 127,628 12/26 CIT – (600)
USD 1,923,579 PEN 6,831,783 05/27 CIT – (52,880)
USD 191,673 SEK 1,866,005 07/26 HSB – (771)
USD 4,640,187 SGD 5,997,000 07/26 BNP 4,825 –
USD 15,935,112 SGD 20,350,094 07/26 BOA 205,571 –
USD 2,268,140 SGD 2,893,512 07/26 DUB 31,609 –
USD 1,081,438 SGD 1,379,076 07/26 SGN 15,486 –
USD 23,644,542 SGD 30,555,221 08/26 SGN – (27,277)
USD 240,000 THB 8,004,511 07/26 BNP – (1,498)
USD 500,000 THB 16,302,510 07/26 BNP 9,107 –
USD 602,127 THB 19,530,851 09/26 BNP 10,522 –
USD 531,183 THB 17,636,597 09/26 CIT – (3,044)
USD 325,631 THB 10,750,061 09/26 CIT 3 –
USD 1,747,933 THB 56,408,563 09/26 GSC 39,273 –
USD 570,077 THB 19,034,846 09/26 HSB – (6,503)
USD 487,789 THB 16,267,845 09/26 JPM – (4,976)
USD 2,625,480 THB 85,682,661 09/26 JPM 30,084 –
USD 180,000 THB 5,968,080 09/26 SCB – (778)
USD 621,622 THB 20,071,988 09/26 SCB 13,626 –
USD 79,143 THB 2,596,889 09/26 UBS 481 –
USD 140,417 TRY 6,701,230 07/26 BRC – (1,816)
USD 1,562 TRY 73,461 07/26 GSC – (4)
USD 1,638,905 TWD 51,879,523 09/26 JPM 14,553 –
USD 1,002,016 ZAR 16,438,714 07/26 BNP 14 –
USD 3,268,187 ZAR 53,759,393 07/26 BRC – (8,652)
USD 4,998,345 ZAR 81,186,678 07/26 BRC 49,708 –
USD 2,332,115 ZAR 37,752,278 07/26 DUB 30,970 –
Total Forward Foreign Currency Contracts $5,507,410 ($2,373,618)
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date Counterparty
Notional
Amount Cost Value
Call - 1 Year Interest Rate
Swap Pay SOFR 3.500% 07/13/26 CIT $ 62,500,000 $ 137,500 $ 406
Call - 1 Year Interest Rate
Swap Pay SOFR 3.500% 07/20/26 DUB 65,100,000 128,030 1,322
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.400% 12/29/26 GSC EUR 77,800,000 48,734 52,216
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.660% 12/29/26 BRC 29,700,000 54,296 54,296
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.660% 12/29/26 CIT 40,000,000 69,312 71,760
$437,872 $180,000
Total Purchased Options $437,872 $180,000

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(i) As of June 30, 2026, premiums received, and value of written options outstanding were as follows:
Foreign Currency Options
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Put - KRW versus USD $ 1,350.00 07/09/26 BOA $ 1,434,576 $ 5,080 ( $ 1)
Put - KRW versus USD 1,350.00 07/09/26 MSC 3,695,000 11,639 (4)
Put - KRW versus USD 1,350.00 07/10/26 MSC 3,692,500 9,527 (4)
Put - KRW versus USD 1,350.00 07/13/26 BOA 2,549,924 5,566 (3)
$31,812 ($12)
- – - – - –
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive SOFR 4.004% 07/08/26 GSC $ 900,000 $ 2,272 ( $ 2,164)
Call - 1 Year Interest Rate
Swap Receive SOFR 3.000% 07/13/26 CIT 62,500,000 53,750 (12)
Call - 1 Year Interest Rate
Swap Receive SOFR 3.250% 07/13/26 CIT 62,500,000 68,750 (62)
Call - 1 Year Interest Rate
Swap Receive SOFR 3.080% 07/20/26 DUB 65,100,000 49,910 (137)
Call - 1 Year Interest Rate
Swap Receive SOFR 3.290% 07/20/26 DUB 65,100,000 78,120 (404)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.875% 07/24/26 JPM 400,000 940 (602)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.690% 12/29/26 GSC EUR 4,470,000 24,348 (25,757)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.702% 12/29/26 GSC 4,470,000 24,348 (27,059)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.943% 12/29/26 CIT 4,600,000 69,312 (69,818)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.953% 12/29/26 BRC 3,420,000 54,368 (54,368)
$426,118 ($180,383)
Put - 2 Year Interest Rate
Swap Pay SOFR 4.150% 07/01/26 MSC $ 2,300,000 1,840 –
Put - 10 Year Interest Rate
Swap Pay SOFR 4.284% 07/08/26 GSC 900,000 2,273 (61)
Put - 2 Year Interest Rate
Swap Pay SOFR 4.200% 07/20/26 BOA 10,900,000 8,338 (4,783)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.135% 07/24/26 JPM 400,000 940 (1,003)
$13,391 ($5,847)
Total Interest Rate Swaptions $439,509 ($186,230)
- – - – - –
Options on Futures
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - CBOT 10 Year U.S. Treasury Notes
Futures $ 110.25 07/02/26 CBOE 17 $ 1,874,250 $ 3,139 ( $ 1,328)
Call - CBOT 10 Year U.S. Treasury Notes
Futures 110.50 07/02/26 CBOE 36 3,978,000 6,520 (1,125)
$9,659 ($2,453)
Put - CBOT 10 Year U.S. Treasury Notes
Futures 108.25 07/02/26 CBOE 17 1,840,250 2,929 (17)
Put - CBOT 10 Year U.S. Treasury Notes
Futures 108.75 07/02/26 CBOE 36 3,915,000 6,395 (36)
$9,324 ($53)
Total Options on Futures $18,983 ($2,506)
- – - – - –

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(j) As of June 30, 2026, swap agreements outstanding were as follows:
Options on Securities
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Put - Uniform Mortgage-Backed Security,
TBA $ 92.89 07/06/26 GSC $ 800,000 $ 3,219 ( $ 384)
Put - Uniform Mortgage-Backed Security,
TBA 89.64 08/06/26 JPM 1,800,000 9,562 (749)
$12,781 ($1,133)
- – - – - –
Total Written Options $503,085 ($189,881)
Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Maturity
Date
Counter-
party
Implied
Credit
Spread at
06/30/26 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Petroleos Mexicanos ± M 4.850% 07/06/26 DUB n/a $ 35,280 $ 143 $ – $ 143
South Africa Government Q 1.000% 12/20/26 MSC 0.203% 4,800,000 19,317 (21,071) 40,388
Colombia Government Q 1.000% 06/20/27 GSC 0.510% 4,600,000 22,772 (36,331) 59,103
Colombia Government Q 1.000% 06/20/27 MSC 0.510% 1,600,000 7,921 (17,384) 25,305
Colombia Government Q 1.000% 12/20/27 GSC 0.634% 2,100,000 11,553 (56,252) 67,805
Colombia Government Q 1.000% 12/20/27 MSC 0.634% 1,900,000 10,453 (50,894) 61,347
$72,159 ($181,932) $254,091
Exchange
Verizon Communications, Inc. Q 1.000% 12/20/26 ICE 0.233% 7,300,000 28,342 12,100 16,242
AT&T, Inc. Q 1.000% 06/20/28 ICE 0.395% 6,000,000 70,698 24,441 46,257
T-Mobile USA, Inc. Q 5.000% 06/20/28 ICE 0.264% 2,400,000 219,998 196,909 23,089
Boeing Co. Q 1.000% 12/20/29 ICE 0.464% 300,000 5,293 (3,782) 9,075
Oracle Corp. Q 1.000% 06/20/30 ICE 1.423% 1,000,000 (14,911) 18,510 (33,421)
Boeing Co. Q 1.000% 12/20/30 ICE 0.561% 3,100,000 56,225 44,542 11,683
Boeing Co. Q 1.000% 06/20/31 ICE 0.609% 8,200,000 145,671 100,826 44,845
$511,316 $393,546 $117,770
Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection 0 $583,475 $211,614 $371,861
0
Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Maturity
Date
Counter-
party
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover S42 Q 5.000% 12/20/29 JPM EUR 575,672 $ 103,784 $ 84,269 $ 19,515
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 BNP 6,500,000 1,382,289 1,314,768 67,521
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 BOA 2,100,000 446,586 411,891 34,695
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 CIT 3,300,000 701,777 660,992 40,785
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 GSC 1,100,000 233,926 213,229 20,697
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 JPM 5,160,000 1,097,324 1,026,568 70,756
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 MSC 640,000 136,102 129,758 6,344
$4,101,788 $3,841,475 $260,313
Exchange
CDX.NA.IG.S45 Q 1.000% 12/20/30 ICE $ 27,910,000 612,747 524,621 88,126
CDX.NA.IG.S46 Q 1.000% 06/20/31 ICE 91,640,000 2,034,749 1,679,490 355,259

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Maturity
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover S45 Q 1.000% 06/20/31 ICE EUR 7,470,000 $ 193,552 $ 132,726 $ 60,826
$2,841,048 $2,336,837 $504,211
Total Credit Default Swaps on Credit Indices - Sell Protection 0 $6,942,836 $6,178,312 $764,524
Total Credit Default Swaps $ 7,526,311 $ 6,389,926 $ 1,136,385
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.528% 1 Day BRL CDI Z/Z CME 01/04/27 BRL 32,900,000 ( $ 277,481) $ – ( $ 277,481)
11.548% 1 Day BRL CDI Z/Z CME 01/04/27 90,700,000 (754,862) – (754,862)
13.926% 1 Day BRL CDI Z/Z CME 01/04/27 6,000,000 (9,538) – (9,538)
13.927% 1 Day BRL CDI Z/Z CME 01/04/27 58,300,000 (92,433) 524 (92,957)
14.009% 1 Day BRL CDI Z/Z CME 01/04/27 3,900,000 (5,305) – (5,305)
1.000% 6 Month EURIBOR A/S LCH 05/18/27 EUR 29,000,000 (543,446) (462,625) (80,821)
13.291% 1 Day BRL CDI Z/Z CME 01/02/29 BRL 31,600,000 (140,681) (399) (140,282)
13.320% 1 Day BRL CDI Z/Z CME 01/02/29 3,400,000 (14,672) – (14,672)
13.354% 1 Day BRL CDI Z/Z CME 01/02/29 4,600,000 (19,050) – (19,050)
13.400% 1 Day BRL CDI Z/Z CME 01/02/29 45,800,000 (166,372) (1,104) (165,268)
13.657% 1 Day BRL CDI Z/Z CME 01/02/31 26,600,000 (46,738) (10,239) (36,499)
13.681% 1 Day BRL CDI Z/Z CME 01/02/31 7,900,000 (12,837) (6,256) (6,581)
13.725% 1 Day BRL CDI Z/Z CME 01/02/31 250,000 (353) – (353)
13.899% 1 Day BRL CDI Z/Z CME 01/02/31 2,100,000 (1,175) – (1,175)
14.035% 1 Day BRL CDI Z/Z CME 01/02/31 81,510,000 15,431 (50,929) 66,360
14.067% 1 Day BRL CDI Z/Z CME 01/02/31 16,100,000 4,113 – 4,113
14.375% 1 Day BRL CDI Z/Z CME 01/02/31 4,700,000 8,144 – 8,144
2.500% 6 Month EURIBOR A/S LCH 09/16/31 EUR 8,800,000 (113,050) 7,674 (120,724)
4.500% 6 Month AUD BBSW S/S LCH 09/20/33 AUD 12,700,000 (126,626) (38,095) (88,531)
4.500% 6 Month AUD BBSW S/S LCH 03/20/34 7,300,000 (84,817) (31,562) (53,255)
4.500% 6 Month AUD BBSW S/S LCH 09/18/34 11,000,000 (143,554) 42,707 (186,261)
2.460% 6 Month EURIBOR A/S LCH 03/13/35 EUR 900,000 (30,299) (2,074) (28,225)
4.000% 6 Month AUD BBSW S/S LCH 03/19/35 AUD 7,000,000 (281,255) (6,813) (274,442)
2.610% 6 Month EURIBOR A/S LCH 03/24/35 EUR 700,000 (15,066) (1,699) (13,367)
2.750% 6 Month EURIBOR A/S LCH 09/16/36 61,770,000 (1,088,495) (474,212) (614,283)
0.450% 1 Day JPY TONAR A/A LCH 12/15/51 JPY 310,000,000 (968,200) (901,673) (66,527)
($4,908,617) ($1,936,775) ($2,971,842)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.807% 1 Day USD SOFR A/A LCH 05/31/28 $ 10,700,000 $ 38,260 $ – $ 38,260
13.000% 1 Day BRL CDI Z/Z CME 01/02/29 BRL 15,400,000 80,318 – 80,318
13.017% 1 Day BRL CDI Z/Z CME 01/02/29 63,300,000 326,082 – 326,082
3.750% 1 Day USD SOFR A/A LCH 06/20/29 $ 4,900,000 27,016 (25,683) 52,699
3.250% 1 Day USD SOFR A/A LCH 06/18/30 21,300,000 520,955 246,523 274,432
3.750% 1 Day USD SOFR A/A LCH 09/17/30 37,600,000 265,051 (107,110) 372,161
3.585% 1 Day USD SOFR A/A LCH 10/31/30 37,900,000 537,008 – 537,008
3.722% 1 Day USD SOFR A/A LCH 10/31/30 2,100,000 16,455 – 16,455
3.727% 1 Day USD SOFR A/A LCH 10/31/30 4,100,000 31,188 – 31,188
3.732% 1 Day USD SOFR A/A LCH 10/31/30 3,000,000 22,136 – 22,136
3.739% 1 Day USD SOFR A/A LCH 10/31/30 4,400,000 30,960 – 30,960
3.500% 1 Day USD SOFR A/A CME 03/18/31 3,300,000 60,092 (22,566) 82,658
3.500% 1 Day USD SOFR A/A LCH 03/18/31 2,200,000 39,722 (6,917) 46,639
3.694% 1 Day USD SOFR A/A CME 04/30/31 14,425,000 137,901 – 137,901
3.750% 1 Day USD SOFR A/A LCH 05/15/32 34,666,000 301,077 (33,048) 334,125
3.500% 1 Day CAD Overnight Repo S/S LCH 06/01/32 CAD 28,300,000 (677,395) (251,471) (425,924)
1.750% 1 Day USD SOFR A/A CME 06/15/32 $ 33,230,000 3,850,770 3,626,403 224,367
1.250% 1 Day JPY TONAR A/A LCH 06/18/32 JPY 3,590,000,000 995,911 583,689 412,222
3.156% 1 Day USD SOFR A/A LCH 03/10/33 $ 27,580,000 864,986 531,392 333,594
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/33 CAD 1,400,000 (3,808) 4,173 (7,981)
3.717% 1 Day USD SOFR A/A LCH 08/15/33 $ 11,490,000 180,009 – 180,009
3.753% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 83,977 – 83,977
3.754% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 83,420 – 83,420
3.750% 1 Day CAD Overnight Repo S/S LCH 12/20/33 CAD 1,500,000 (54,821) (25,970) (28,851)
2.740% 1 Day CAD Overnight Repo S/S LCH 06/01/34 1,300,000 16,953 – 16,953
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/34 1,100,000 (5) 419 (424)
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/34 1,600,000 (9) (1,484) 1,475
4.095% 1 Day USD SOFR A/A LCH 02/18/35 $ 280,000 (2,751) – (2,751)
3.899% 1 Day USD SOFR A/A LCH 03/11/35 1,400,000 7,579 (4,224) 11,803
3.930% 1 Day USD SOFR A/A LCH 03/24/35 2,700,000 8,695 (7,117) 15,812
3.884% 1 Day USD SOFR A/A LCH 03/25/35 1,400,000 9,425 (3,643) 13,068
3.715% 1 Day USD SOFR A/A LCH 08/15/35 3,423,000 71,964 8,539 63,425
3.551% 1 Day USD SOFR A/A LCH 09/17/35 1,200,000 43,953 (3,323) 47,276
4.000% 1 Day USD SOFR A/A LCH 02/15/36 3,900,000 4,074 (9,190) 13,264
3.748% 1 Day USD SOFR A/A LCH 03/03/36 500,000 10,408 (974) 11,382
3.775% 1 Day USD SOFR A/A LCH 03/03/36 500,000 9,284 (998) 10,282
4.000% 1 Day USD SOFR A/A LCH 03/18/36 600,000 27 (15,556) 15,583
3.750% 1 Day USD SOFR A/A LCH 06/17/36 8,300,000 183,045 239,439 (56,394)
3.750% 1 Day USD SOFR A/A LCH 09/16/36 700,000 16,193 12,710 3,483
4.000% 1 Day GBP SONIA A/A LCH 09/16/36 GBP 16,600,000 642,499 542,627 99,872
0.750% 1 Day JPY TONAR S/S LCH 03/20/38 JPY 50,000,000 61,908 49,695 12,213
0.800% 1 Day JPY TONAR S/S LCH 10/22/38 189,800,000 244,220 195,990 48,230
1.750% 1 Day USD SOFR A/A CME 12/21/52 $ 11,600,000 4,710,214 3,656,253 1,053,961
4.083% 1 Day USD SOFR A/A LCH 11/15/53 700,000 14,813 – 14,813
3.500% 1 Day USD SOFR A/A LCH 06/20/54 25,000,000 2,917,165 655,398 2,261,767
3.895% 1 Day USD SOFR A/A LCH 11/15/54 8,469,000 428,396 – 428,396
3.765% 1 Day USD SOFR A/A LCH 12/17/54 2,300,000 167,536 – 167,536
3.500% 1 Day USD SOFR A/A LCH 12/18/54 4,800,000 567,114 111,741 455,373
3.250% 1 Day USD SOFR A/A LCH 06/18/55 11,900,000 1,895,294 1,091,807 803,487
3.500% 1 Day USD SOFR A/A LCH 09/17/55 10,700,000 1,286,260 1,021,876 264,384
4.500% 1 Day GBP SONIA A/A LCH 03/18/56 GBP 1,080,000 60,377 4,234 56,143
4.000% 1 Day USD SOFR A/A CME 06/17/56 $ 2,700,000 93,127 58,474 34,653
4.000% 1 Day USD SOFR A/A LCH 06/17/56 18,455,000 599,121 673,523 (74,402)
3.000% 6 Month EURIBOR A/S LCH 09/16/56 EUR 26,600,000 484,096 611,553 (127,457)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.500% 1 Day GBP SONIA A/A LCH 09/16/56 GBP 1,740,000 $ 105,473 $ 85,251 $ 20,222
$22,413,718 $13,492,435 $8,921,283
a –
Total Interest Rate Swaps $17,505,101 $11,555,660 $5,949,441
Total Swap Agreements $25,031,412 $ 17,945,586 $ 7,085,826
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ 3,841,475 $ 514,404
Liabilities (181,932) –
Centrally Cleared Swap Agreements (1)
Assets 16,796,779 10,379,486
Liabilities (2,510,736) (3,808,064)
$17,945,586 $7,085,826
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(k) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Energy $ 796,767 $ – $ – $ 796,767
Financial 478,925 478,925 – –
Total Common Stocks 1,275,692 478,925 – 796,767
Corporate Bonds & Notes 546,056,353 – 546,056,353 –
Senior Loan Notes 2,817,882 – 2,817,882 –
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 92,075,219 – 92,075,219 –
Collateralized Mortgage Obligations - Residential 163,418,464 – 142,439,845 20,978,619
Federal Home Loan Mortgage Corp. 58,639,609 – 58,639,609 –
Federal National Mortgage Association 37,591,241 – 37,591,241 –
Government National Mortgage Association 96,348,398 – 96,348,398 –
Uniform Mortgage-Backed Securities 499,442,228 – 499,442,228 –
Total Mortgage-Backed Securities 947,515,159 – 926,536,540 20,978,619
Asset-Backed Securities 123,955,214 – 123,955,214 –
U.S. Treasury Obligations 446,483,626 – 446,483,626 –
Foreign Government Bonds & Notes 156,859,633 – 156,859,633 –
Short-Term Investments 124,632 – 124,632 –
Securities Lending Collateral 55,228,528 19,651,512 35,577,016 –
Derivatives:
Credit Contracts
Swaps 1,169,806 – 1,169,663 143
Foreign Currency Contracts
Forward Foreign Currency Contracts 5,507,410 – 5,507,410 –
Interest Rate Contracts
Futures 2,596,116 2,596,116 – –
Purchased Options 180,000 – 180,000 –
Swaps 9,724,084 – 9,724,084 –
Total Interest Rate Contracts 12,500,200 2,596,116 9,904,084 –
Total Asset - Derivatives 19,177,416 2,596,116 16,581,157 143
Total Assets 2,299,494,135 22,726,553 2,254,992,053 21,775,529
a
Liabilities Sale-Buyback Financing Transactions (103,253,973) – (103,253,973) –
Derivatives:
Credit Contracts
Swaps (33,421) – (33,421) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (2,373,618) – (2,373,618) –
Written Options (12) – (12) –
Total Foreign Currency Contracts (2,373,630) – (2,373,630) –
Interest Rate Contracts
Futures (1,522,623) (1,522,623) – –
Written Options (189,869) – (189,869) –
Swaps (3,774,643) – (3,774,643) –
Total Interest Rate Contracts (5,487,135) (1,522,623) (3,964,512) –
Total Liabilities - Derivatives (7,894,186) (1,522,623) (6,371,563) –
Total Liabilities (111,148,159) (1,522,623) (109,625,536) –
Total $2,188,345,976 $21,203,930 $ 2,145,366,517 $21,775,529

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
As of June 30, 2026, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
Additional information about Level 3 fair value measurements as of June 30, 2026 was as follows:
All other significant unobservable inputs used to value Common Stocks and Derivatives with an aggregate value of $796,910 were provided by broker quotes. Significant changes to discounted cash flow and broker quotes would have direct and proportional changes to the fair value of the security.
Common
Stocks
Senior Loan
Notes
Mortgage
Backed
Securities Derivatives
Value, Beginning of Period $784,453 $443,547 $20,287,441 $2,192
Purchases – – – –
Sales (Includes Paydowns) – (2,311) – (14)
Accrued Discounts (Premiums) – 289 – –
Net Realized Gains (Losses) – 35 – (14)
Change in Net Unrealized Appreciation (Depreciation) 12,314 (62,984) 691,178 (2,021)
Transfers In – – – –
Transfers Out – (378,576) – –
Value, End of Period $796,767 $ – $20,978,619 $143
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Period, if Applicable $12,314 $– $691,178 ($2,049)
Value at
6/30/2026
Valuation
Technique(s)
Unobservable
Input(s)
Single Input
or Range
of Inputs
Weighted
Average
Mortgage-Backed Securities $ 20,978,619
Discounted Cash
Flow
Spread/Discount
Margin/Yield %,
Current Expected
CPR (voluntary),
Current Expected
Loss Severity %
115, 20 for 18 20
ramp 6 25, 0 for 18
0.25, 20% 99.67

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 46.6%
Angola - 2.1%
Azule Energy Finance PLC
8.125% due 01/23/30 ~ † $ 1,475,000 $ 1,484,161
8.250% due 01/22/31 ~ 1,175,000 1,176,637
Sonangol Finance Ltd.
10.000% due 01/29/31 ~ 2,300,000 2,318,724
4,979,522
Argentina - 0.4%
Telecom Argentina SA
9.500% due 07/18/31 ~ 625,000 680,250
Transportadora de Gas del Sur SA
8.500% due 07/24/31 ~ † 225,000 239,412
919,662
Armenia - 0.3%
Ardshinbank CJSC Via Dilijan Finance BV
6.600% due 01/22/31 ~ 700,000 699,324
Brazil - 2.9%
Acu Petroleo Luxembourg SARL
7.500% due 07/13/35 ~ † 1,602,911 1,650,924
FS Luxembourg SARL
8.625% due 06/25/33 ~ 1,100,000 1,053,668
Samarco Mineracao SA
9.500% Cash or 9.000% PIK due 06/30/31 ~ 1,437,055 1,445,521
Yinson Bergenia Production BV
8.498% due 01/31/45 ~ † 1,430,715 1,529,435
Yinson Boronia Production BV
8.947% due 07/31/42 ~ 1,287,185 1,416,634
7,096,182
Bulgaria - 0.4%
Eastern European Electric Co. BV
6.500% due 05/15/30 ~ EUR 875,000 1,042,273
Cameroon - 0.5%
Golar LNG Ltd.
7.500% due 10/02/30 ~ $ 1,150,000 1,170,076
Cayman - 0.5%
Kona Spc Ltd.
4.966% (EURIBOR + 2.700%)
due 12/29/26 ~ ± § EUR 1,000,000 1,127,632
Chile - 1.0%
ATP Tower Holdings/Andean Telecom Partners
Chile SpA/Andean Tower Partners C
7.875% due 02/03/30 ~ † $ 1,575,000 1,631,212
DB Terra Chile HoldCo SpA
7.950% due 04/20/31 ~ 850,000 827,211
2,458,423
Colombia - 1.1%
Grupo Nutresa SA
7.875% due 10/21/31 ~ 1,200,000 1,200,000
8.000% due 05/12/30 ~ 1,300,000 1,378,910
2,578,910
Congo - 0.9%
Ivanhoe Mines Ltd.
7.875% due 01/23/30 ~ 2,200,000 2,227,137
a
Principal
Amount Value
Czech Republic - 2.0%
Czechoslovak Group AS
6.500% due 01/10/31 ~ $ 2,200,000 $ 2,239,534
Energo - Pro as
6.450% due 04/15/31 ~ EUR 900,000 1,035,276
8.000% due 05/27/30 ~ 1,275,000 1,539,490
4,814,300
Ghana - 0.5%
Kosmos Energy Ltd.
7.500% due 03/01/28 ~ $ 1,100,000 1,047,068
8.750% due 10/01/31 ~ 200,000 163,705
1,210,773
Guatemala - 0.6%
Mobiliare Latam SA/Mobiliare Latam Mexico
SA de CV
6.750% due 11/10/32 ~ 1,350,000 1,351,890
India - 1.9%
Vedanta Resources Finance II PLC
due 07/13/32 # ~ 1,075,000 1,069,666
due 07/13/34 # ~ 1,075,000 1,065,484
9.475% due 07/24/30 ~ 1,275,000 1,292,776
10.875% due 09/17/29 ~ 1,200,000 1,275,951
4,703,877
Israel - 3.1%
Bank Leumi Le-Israel BM
5.740% due 09/09/36 ~ 1,425,000 1,417,961
Energean Israel Finance Ltd.
5.375% due 03/30/28 ~ 1,387,500 1,373,190
Energean PLC
5.625% due 05/12/31 ~ EUR 575,000 657,969
Leviathan Bond Ltd.
6.500% due 06/30/27 ~ $ 1,868,500 1,876,552
Mizrahi Tefahot Bank Ltd.
5.837% due 04/15/36 ~ † 2,125,000 2,134,208
7,459,880
Jamaica - 1.1%
Digicel International Finance Ltd./Difl U.S. LLC
8.625% due 08/01/32 ~ 1,975,000 2,035,040
Kingston Airport Revenue Finance Ltd.
6.750% due 12/15/36 ~ 674,303 684,417
2,719,457
Kazakhstan - 0.1%
Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/26 ~ 275,000 274,718
Malaysia - 0.4%
Gohl Capital Holdings Ltd.
7.625% due 10/29/31 ~ 900,000 872,535
Mauritius - 0.5%
Axian Telecom Holding & Management PLC
7.250% due 07/11/30 ~ 500,000 505,213
7.250% due 07/11/30 ~ † 650,000 656,777
1,161,990
Mexico - 6.6%
Banco Mercantil del Norte SA
8.000% due 01/24/33 ~ 1,250,000 1,252,812

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Banco Nacional de Mexico SA
6.697% due 08/07/36 ~ $ 1,225,000 $ 1,208,034
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico
5.125% due 01/18/33 ~ 700,000 686,805
7.625% due 02/11/35 ~ 1,825,000 1,886,138
Braskem Idesa SAPI
6.990% due 02/20/32 * ~ ∂ 825,000 520,266
7.450% due 11/15/29 * ~ ∂ 1,625,000 1,044,420
Comision Federal de Electricidad
5.000% due 09/29/36 ~ 497,600 470,232
COX Asset Mexico SA de CV
7.125% due 01/08/32 ~ † 1,225,000 1,244,096
Petroleos Mexicanos
5.950% due 01/28/31  1,425,000 1,409,328
6.700% due 02/16/32  2,075,000 2,094,659
6.840% due 01/23/30  1,975,000 2,029,680
Saavi Energia SARL
8.875% due 02/10/35 ~ 2,050,000 2,245,262
16,091,732
Multi-National - 1.0%
Africa Finance Corp.
7.500% due 01/21/30 ~ 1,075,000 1,091,215
Banque Ouest Africaine de Developpement
5.000% due 07/27/27 ~ 1,350,000 1,345,766
2,436,981
Nigeria - 3.0%
BOI Finance BV
7.500% due 02/16/27 ~ EUR 2,100,000 2,447,910
Dangote Fertiliser Ltd.
7.750% due 05/05/31 ~ $ 2,225,000 2,239,607
IHS Holding Ltd.
7.875% due 05/29/30 ~ 1,650,000 1,698,711
IHS Netherlands Holdco BV
8.000% due 09/18/27 ~ 807,783 808,965
7,195,193
Pakistan - 1.2%
Veon Midco BV
6.950% due 06/01/31 ~ 1,350,000 1,348,726
7.450% due 06/01/33 ~ † 1,550,000 1,547,345
2,896,071
Saudi Arabia - 3.1%
BSF Finance
5.761% due 09/03/35 ~ 1,850,000 1,821,002
Green Palm Bidco SARL
5.957% due 06/30/41 ~ † 975,000 985,882
Riyad Sukuk Ltd.
6.209% due 07/14/35 ~ 1,500,000 1,513,952
Saudi Awwal Bank
5.947% due 09/04/35 ~ 1,600,000 1,594,888
SNB Sukuk Ltd.
5.938% due 07/18/36 ~ 1,500,000 1,512,545
7,428,269
Serbia - 0.7%
Telecommunications Co. Telekom Srbija AD
Belgrade
7.000% due 10/28/29 ~ † 900,000 900,709
7.250% due 05/18/31 ~ † 900,000 898,383
1,799,092
a
Principal
Amount Value
Singapore - 0.6%
Puma International Financing SA
7.750% due 04/25/29 ~ $ 1,525,000 $ 1,566,617
South Africa - 1.3%
Sasol Financing USA LLC
8.750% due 04/10/33 ~ 550,000 569,679
Transnet
8.250% due 02/06/28 ~ 2,400,000 2,493,298
3,062,977
Tanzania - 1.0%
HTA Group Ltd.
6.750% due 04/01/31 ~ 975,000 987,602
7.500% due 06/04/29 ~ 1,425,000 1,459,693
2,447,295
Turkey - 2.5%
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
10.750% due 05/21/30 ~ 675,000 712,103
Limak Cimento Sanayi ve Ticaret AS
9.750% due 07/25/29 ~ 1,425,000 1,441,542
Mersin Uluslararasi Liman Isletmeciligi AS
8.250% due 11/15/28 ~ 1,250,000 1,284,269
WE Soda Investments Holding PLC
9.375% due 02/14/31 ~ 875,000 855,920
9.500% due 10/06/28 ~ 1,725,000 1,733,088
6,026,922
United Arab Emirates - 1.5%
Aldar Properties PJSC
5.875% due 04/14/56 ~ † 1,875,000 1,774,801
Emirates NBD Bank PJSC
4.529% due 01/13/31 ~ 1,275,000 1,252,738
Emirates Reit Sukuk III Ltd.
7.500% due 12/12/28 ~ § 600,000 603,961
3,631,500
United Kingdom - 1.0%
HSBC Holdings PLC
6.750% due 11/18/32  900,000 906,362
Standard Chartered PLC
7.000% due 06/08/33 ~ 925,000 932,254
7.625% due 01/16/32 ~ † 600,000 632,959
2,471,575
Uzbekistan - 1.5%
Ipoteka-Bank ATIB
6.450% due 10/09/30 ~ 675,000 678,709
National Bank of Uzbekistan
7.200% due 07/17/30 ~ † 675,000 700,649
8.500% due 07/05/29 ~ 1,025,000 1,092,540
Uzbekneftegaz JSC
8.750% due 05/07/30 ~ † 1,175,000 1,267,211
3,739,109
Venezuela - 1.3%
Petroleos de Venezuela SA
4.520% * ~ ∂ 6,875,000 2,591,875
6.000% due 11/15/26 * ~ ∂ 1,450,000 547,375
3,139,250
Total Corporate Bonds & Notes
    (Cost $111,486,399) 112,801,144

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%
Ghana - 0.0%
Kosmos Energy Ltd.
3.125% due 03/15/30  $ 125,000 $ 94,562
Total Convertible Corporate Bonds & Notes
    (Cost $65,132) 94,562
FOREIGN GOVERNMENT BONDS & NOTES - 44.3%
Angola - 0.9%
Angola Government
8.000% due 11/26/29 ~ 626,000 637,466
9.375% due 03/31/33 ~ † 1,500,000 1,536,675
2,174,141
Argentina - 3.1%
Argentine Republic Government
0.750% due 07/09/30 § † 2,250,000 1,996,875
4.125% due 07/09/35 § 2,175,000 1,743,263
Province of Santa Fe
8.100% due 12/11/34 ~ † 1,050,000 1,054,777
Provincia de Buenos Aires/Government
6.625% due 09/01/37 ~ 1,867,740 1,548,786
Provincia de Cordoba
8.600% due 02/03/35 ~ † 1,200,000 1,195,500
7,539,201
Benin - 0.3%
Benin Sukuk SA
6.200% due 01/29/33 ~ 675,000 655,803
Brazil - 3.7%
Brazil Government
4.875% due 04/23/33  EUR 825,000 947,214
5.500% due 04/23/36  825,000 954,639
Brazil Notas do Tesouro Nacional
10.000% due 01/01/27  BRL 12,595,000 2,394,705
10.000% due 01/01/33  14,140,000 2,275,784
10.000% due 01/01/35  15,101,000 2,350,936
8,923,278
Cameroon - 0.9%
Republic of Cameroon
8.875% due 01/30/33 ~ $ 1,400,000 1,381,573
9.500% due 07/31/31 ~ 875,000 884,370
2,265,943
Chile - 1.2%
Chile Government
3.240% due 02/06/28  3,000,000 2,943,975
Colombia - 2.6%
Colombia TES
11.000% due 08/22/29  COP 9,326,400,000 2,641,727
13.250% due 02/09/33  11,742,700,000 3,624,806
6,266,533
Czech Republic - 3.5%
Czech Republic Government
3.600% due 06/03/36  CZK 118,820,000 5,175,985
4.950% due 02/27/37  68,740,000 3,321,449
8,497,434
a
Principal
Amount Value
Ecuador - 1.3%
Ecuador Government
4.461% due 07/31/30 ~ $ 1,417,500 $ 1,225,074
6.900% due 07/31/35 ~ 784,220 721,875
8.750% due 01/29/34 ~ 1,175,000 1,187,925
3,134,874
Egypt - 2.3%
Egypt Government
22.422% due 01/06/28  EGP 33,600,000 675,152
24.458% due 10/01/27  45,300,000 906,336
25.318% due 08/13/27  39,900,000 812,415
Egypt Treasury Bills
24.830% due 10/27/26  37,800,000 719,285
24.860% due 01/12/27  8,575,000 155,387
24.930% due 12/15/26  29,975,000 552,788
24.960% due 09/08/26  46,300,000 908,503
25.170% due 08/25/26  26,900,000 532,604
33.550% due 12/08/26  11,700,000 216,735
5,479,205
Ghana - 1.4%
Ghana Government
3.480% due 01/03/30 ~ $ 1,677,720 1,507,440
5.000% due 07/03/29 ~ § 1,925,000 1,904,854
3,412,294
Hungary - 4.0%
Hungary Government
4.500% due 03/23/28  HUF 1,195,600,000 3,809,507
6.250% due 09/23/37  392,600,000 1,385,852
7.000% due 10/24/35  1,258,720,000 4,609,965
9,805,324
Mexico - 4.3%
Eagle Funding Luxco SARL
5.500% due 08/17/30 ~ $ 2,725,000 2,739,442
Mexican Bonos
8.500% due 11/18/38  MXN 64,400,000 3,463,222
Mexico Government
3.750% due 01/11/28  $ 1,600,000 1,583,240
6.250% due 08/27/37 † 650,000 650,842
Mexico Udibonos
2.750% due 11/27/31 ^ MXN 20,460,137 1,075,332
4.000% due 08/24/34 ^ 15,569,450 846,701
10,358,779
Nigeria - 1.1%
Nigeria Government
6.125% due 09/28/28 ~ $ 875,000 877,145
6.500% due 11/28/27 ~ 325,000 327,448
7.143% due 02/23/30 ~ 1,350,000 1,376,046
2,580,639
Peru - 3.0%
Peru Government
6.850% due 08/12/35 ~ PEN 10,392,000 3,194,449
6.900% due 08/12/37 ~ 9,855,000 2,950,345
7.600% due 08/12/39 ~ 3,400,000 1,066,532
7,211,326
Poland - 2.2%
Republic of Poland Government
2.000% due 08/25/36 ^ PLN 14,413,856 3,513,333

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, the Fund's Top 5 country of risk allocations as a percentage of net assets was as follows:
(c) As of June 30, 2026, investments with a total aggregate value of $12,554,304 or
5.2% of the Fund’s net assets were in default.
a
Principal
Amount Value
5.000% due 10/25/35  PLN 6,625,000 $ 1,735,741
5,249,074
Romania - 2.1%
Romania Government
5.625% due 05/30/37 ~ EUR 1,775,000 2,006,704
6.125% due 10/07/37 ~ 325,000 378,833
6.700% due 02/25/32  RON 5,775,000 1,266,276
6.850% due 07/29/30  6,900,000 1,523,279
5,175,092
South Africa - 2.4%
Republic of South Africa Government
8.500% due 01/31/37  ZAR 27,800,000 1,689,586
8.750% due 01/31/44  39,280,000 2,353,485
9.875% due 03/31/39  25,658,000 1,696,971
5,740,042
Ukraine - 2.0%
Ukraine Government
4.000% due 02/01/32 ~ ∂ § $ 3,057,500 2,533,687
4.500% due 02/01/34 ~ ∂ § 3,267,154 2,299,261
4,832,948
Venezuela - 1.2%
Venezuela Government
8.250% * ~ ∂ 1,259,900 573,255
9.000% * ~ ∂ 3,791,000 1,800,725
12.750% * ~ ∂ 1,149,000 643,440
3,017,420
Zambia - 0.8%
Zambia Government
5.750% due 06/30/33 ~ § † 2,094,534 2,068,626
Total Foreign Government Bonds & Notes
    (Cost $103,346,665) 107,331,951
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 90.9%
    (Cost $214,898,196) 220,227,657
Shares
SECURITIES LENDING COLLATERAL - 6.3%
Mutual Funds - 2.2%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500
%
5,407,404 5,407,404
Principal
Amount
Repurchase Agreements - 4.1%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$6,690,690; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$6,824,508) $ 6,690,012 6,690,012
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$3,104,026; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $3,170,206) $ 3,099,530 $ 3,099,530
9,789,542
Total Securities Lending Collateral
(Cost $15,196,946) 15,196,946
a
TOTAL INVESTMENTS - 97.2%
(Cost $230,095,142) 235,424,603
DERIVATIVES - (0.2%) (484,488)
OTHER ASSETS & LIABILITIES, NET - 3.0% 7,152,343
NET ASSETS - 100.0% $ 242,092,458
Corporate Bonds & Notes 46 .6%
Foreign Government Bonds & Notes 44 .3%
Securities Lending Collateral 6 .3%
Others (each less than 3.0%) 0 .0%
97 .2%
Derivatives ( 0 .2% )
Other Assets & Liabilities, Net 3 .0%
100 .0%
Mexico 10 .9%
Brazil 6 .6%
United States (Includes Securities Lending Collateral) 6 .3%
Czech Republic 5 .5%
Nigeria 4 .1%

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(d) As of June 30, 2026, open futures contracts outstanding were as follows:
(e) As of June 30, 2026, forward foreign currency contracts outstanding were as follows:
(f) As of June 30, 2026, swap agreements outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 5 Year U.S. Treasury Notes 09/26 280 $ 29,945,616 $ 29,973,125 $ 27,509
Eurex 5 Year Euro BOBL 09/26 203 26,658,277 26,762,135 103,858
Total Futures Contracts $ 131,367
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
CLP 4,340,475,000 USD 4,874,364 07/26 HSB $ – ( $ 164,916 )
CNH 33,862,500 USD 5,003,844 07/26 GSC – (10,808)
CNH 33,862,500 USD 5,003,863 07/26 HSB – (10,827)
COP 3,913,600,000 USD 1,141,990 07/26 CIT – (2,279)
EGP 195,182,532 USD 3,885,547 07/26 JPM 81,034 –
HUF 223,950,000 USD 727,258 07/26 HSB – (8,638)
TRY 50,200,000 USD 1,022,809 07/26 CIT 29,484 –
TRY 44,725,000 USD 922,497 07/26 HSB 15,029 –
TRY 177,675,000 USD 3,604,266 07/26 JPM 120,160 –
USD 4,798,388 CLP 4,340,475,000 07/26 HSB 88,940 –
USD 4,980,532 CNH 33,862,500 07/26 HSB – (12,504)
USD 4,977,490 CNH 33,862,500 07/26 JPM – (15,546)
USD 6,495,202 COP 22,482,231,130 07/26 HSB – (52,031)
USD 3,732,697 EGP 195,182,532 07/26 JPM – (233,883)
USD 3,652,134 EUR 3,200,000 07/26 HSB – (7,149)
USD 4,242,045 EUR 3,700,730 07/26 HSB 10,165 –
USD 8,597,577 EUR 7,550,000 07/26 JPM – (36,043)
USD 16,430,575 EUR 14,233,898 07/26 JPM 157,171 –
USD 712,327 HUF 223,950,000 07/26 JPM – (6,293)
USD 5,513,367 MXN 95,768,000 07/26 GSC 45,977 –
USD 3,138,495 PEN 10,625,000 07/26 HSB 32,160 –
USD 1,421,703 PLN 5,300,000 07/26 HSB 12,849 –
USD 192,126 TRY 9,475,000 07/26 JPM – (6,489)
Total Forward Foreign Currency Contracts $ 592,969 ( $ 567,406 )
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Maturity
Date
Counter-
party
Implied
Credit
Spread at
06/30/26 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
China Construction Bank Corp. Q 1.000% 12/20/28 GSC 0.215% $ 8,620,000 ( $ 162,585 ) ( $ 160,797 ) ( $ 1,788 )
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/28 GSC 0.221% 7,620,000 (142,684) (143,456) 772
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/28 GSC 0.221% 1,000,000 (18,725) (17,341) (1,384)
China Development Bank Q 1.000% 12/20/28 GSC 0.259% 7,620,000 (135,678) (143,456) 7,778
China Development Bank Q 1.000% 12/20/28 GSC 0.259% 1,000,000 (17,806) (17,341) (465)
Bank of China Ltd. Q 1.000% 12/20/28 GSC 0.319% 8,620,000 (140,966) (160,797) 19,831
( $ 618,444 ) ( $ 643,188 ) $ 24,744

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Maturity
Date Exchange
Implied
Credit
Spread at
06/30/26 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Colombia Government International
Bonds Q 1.000% 06/20/31 ICE 1.448% $ 3,275,000 $ 63,935 $ 159,797 ( $ 95,862 )
a
Total Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection 0 ( $ 554,509 ) ( $ 483,391 ) ( $ 71,118 )
0
Credit Default Swaps on Credit Indices - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Maturity
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover S45 Q 5.000% 06/20/31 ICE EUR 17,520,000 ( $ 2,219,596 ) ( $ 1,938,664 ) ( $ 280,932 )
CDX.NA.HY.S46 Q 5.000% 06/20/31 ICE $ 13,867,759 (1,137,101) (646,423) (490,678)
( $ 3,356,697 ) ( $ 2,585,087 ) ( $ 771,610 )
Total Credit Default Swaps ( $ 3,911,206 ) ( $ 3,068,478 ) ( $ 842,728 )
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or
(ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.775% 1 Day COP IBR Q/Q LCH 06/03/28 COP 20,790,000,000 $ 72,966 $ – $ 72,966
3.984% 6 Month CZK PRIBOR A/S LCH 03/18/31 CZK 83,700,947 (9,237) – (9,237)
$ 63,729 $ – $ 63,729
Total Interest Rate Swaps $ 63,729 $ – $ 63,729
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nigeria OMO Bills SOFR + 0.850% Q JPM 07/28/26 $ 184,878 $ 14,466 $ – $ 14,466
Nigeria OMO Bills SOFR + 0.850% Q JPM 08/04/26 342,895 17,539 – 17,539
Nigeria OMO Bills SOFR + 0.850% Q JPM 08/25/26 498,621 14,700 – 14,700
Nigeria OMO Bills SOFR + 0.850% Q JPM 09/08/26 2,038,459 23,886 – 23,886
Nigeria OMO Bills SOFR + 0.850% Q JPM 09/15/26 472,399 13,565 – 13,565
Nigeria OMO Bills
1 Day USD Fed
Funds + 0.000% Z CIT 09/17/26 353,356 8,505 – 8,505

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nigeria OMO Bills
1 Day USD Fed
Funds + 0.000% Z CIT 10/01/26 $ 59,527 $ 2,019 $ – $ 2,019
Nigeria OMO Bills
1 Day USD Fed
Funds + 0.000% Z CIT 10/02/26 1,300,112 40,534 – 40,534
Nigeria OMO Bills SOFR + 0.850% Q JPM 10/13/26 292,318 328 – 328
Nigeria OMO Bills
1 Day USD Fed
Funds + 0.000% Z CIT 10/15/26 472,512 2,039 – 2,039
$ 137,581 $ – $ 137,581
Total Swap Agreements ( $ 3,709,896 ) ( $ 3,068,478 ) ( $ 641,418 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 165,962
Liabilities (643,188) (3,637)
Centrally Cleared Swap Agreements (1)
Assets 159,797 72,966
Liabilities (2,585,087) (876,709)
( $ 3,068,478 ) ( $ 641,418 )
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(g) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 112,801,144 $ – $ 111,673,512 $ 1,127,632
Convertible Corporate Bonds & Notes 94,562 – 94,562 –
Foreign Government Bonds & Notes 107,331,951 – 107,331,951 –
Securities Lending Collateral 15,196,946 5,407,404 9,789,542 –
Derivatives:
Credit Contracts
Swaps 28,381 – 28,381 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 592,969 – 592,969 –
Interest Rate Contracts
Futures 131,367 131,367 – –
Swaps 210,547 – 210,547 –
Total Interest Rate Contracts 341,914 131,367 210,547 –
Total Asset - Derivatives 963,264 131,367 831,897 –
Total Assets 236,387,867 5,538,771 229,721,464 1,127,632
a
Liabilities Due to Custodian (36,409) – (36,409) –
Derivatives:
Credit Contracts
Swaps (871,109) – (871,109) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (567,406) – (567,406) –
Interest Rate Contracts
Swaps (9,237) – (9,237) –
Total Liabilities - Derivatives (1,447,752) – (1,447,752) –
Total Liabilities (1,484,161) – (1,484,161) –
Total $ 234,903,706 $ 5,538,771 $ 228,237,303 $ 1,127,632

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.2%
Basic Materials - 2.4%
spacing
Linde PLC 22,212 $ 11,526,695
Sherwin-Williams Co. 19,846 6,833,375
18,360,070
Communications - 2.4%
spacing
Cisco Systems, Inc. 100,700 11,828,222
T-Mobile U.S., Inc. 40,020 6,712,555
18,540,777
Consumer, Cyclical - 8.7%
spacing
Costco Wholesale Corp. 4,212 3,940,200
Hilton Worldwide Holdings, Inc. 30,924 10,219,145
Home Depot, Inc. 27,364 9,650,735
Marriott International, Inc. Class A  7,173 2,658,242
McDonald's Corp. 27,326 7,386,491
NIKE, Inc. Class B  39,036 1,602,428
Ross Stores, Inc. 47,241 10,055,247
Tractor Supply Co. 71,138 2,248,672
Walmart, Inc. 107,788 12,208,069
WW Grainger, Inc. 2,900 3,945,160
Yum! Brands, Inc. 26,143 4,179,220
68,093,609
Consumer, Non-Cyclical - 18.5%
spacing
AbbVie, Inc. 43,020 10,825,553
AstraZeneca PLC (United Kingdom)  48,741 9,242,268
Automatic Data Processing, Inc. 12,713 2,847,076
Avery Dennison Corp. 21,298 3,457,730
Coca-Cola Co. 133,637 10,860,679
Colgate-Palmolive Co. 89,419 8,197,934
Danaher Corp. 24,664 4,697,999
Elevance Health, Inc. 5,603 2,166,848
Eli Lilly & Co. 12,501 14,994,075
Gilead Sciences, Inc. 60,940 7,699,160
Johnson & Johnson 19,400 4,927,018
McKesson Corp. 11,542 8,721,135
Mondelez International, Inc. Class A  114,750 6,637,140
Philip Morris International, Inc. 48,681 8,806,880
Quest Diagnostics, Inc. 34,600 7,333,470
S&P Global, Inc. 9,370 3,816,026
Stryker Corp. 24,031 7,565,920
Thermo Fisher Scientific, Inc. 16,839 8,442,401
UnitedHealth Group, Inc. 32,682 13,583,620
144,822,932
Energy - 4.5%
spacing
ConocoPhillips 78,416 8,152,127
EOG Resources, Inc. 35,382 4,590,107
Exxon Mobil Corp. 90,331 12,350,054
SLB Ltd. 107,201 4,983,775
Williams Cos., Inc. 71,269 5,298,137
35,374,200
Financial - 20.1%
spacing
American Express Co. 33,785 11,427,776
American Tower Corp. REIT 24,533 4,012,863
Aon PLC Class A  4,802 1,592,775
Bank of America Corp. 259,422 14,781,866
Charles Schwab Corp. 99,064 9,140,635
Chubb Ltd. 46,696 15,911,195
a Shares Value
CME Group, Inc. 11,300 $ 2,495,379
Equity Residential REIT 108,136 7,345,678
Goldman Sachs Group, Inc. 5,443 5,504,887
Hartford Insurance Group, Inc. 33,738 4,470,960
Huntington Bancshares, Inc. 148,500 2,632,905
JPMorgan Chase & Co. 75,151 24,599,177
KKR & Co., Inc. 22,200 2,037,516
Marsh & McLennan Cos., Inc. 54,672 9,112,182
Morgan Stanley 61,949 12,949,819
Progressive Corp. 31,101 6,794,013
Visa, Inc. Class A  61,522 21,107,583
Wells Fargo & Co. 18,429 1,522,973
157,440,182
Industrial - 16.4%
spacing
Amphenol Corp. Class A  55,299 9,750,320
Caterpillar, Inc. 9,400 10,010,060
CSX Corp. 132,606 6,302,763
Deere & Co. 16,710 10,599,654
Emerson Electric Co. 18,600 2,662,590
GE Vernova, Inc. 3,398 3,992,174
General Electric Co. 49,805 18,613,623
Honeywell Aerospace, Inc. * 8,962 1,981,319
Honeywell International, Inc. 8,963 2,006,704
Howmet Aerospace, Inc. 37,859 10,178,771
Martin Marietta Materials, Inc. 3,700 2,133,790
Northrop Grumman Corp. 13,886 7,072,279
Old Dominion Freight Line, Inc. 24,576 5,323,162
Rockwell Automation, Inc. 5,202 2,575,406
Schneider Electric SE 19,946 6,526,843
TE Connectivity PLC (Switzerland)  33,235 6,700,508
Trane Technologies PLC 12,394 6,087,437
Union Pacific Corp. 30,946 8,417,312
Waste Connections, Inc. 44,470 7,412,704
128,347,419
Technology - 23.0%
spacing
Analog Devices, Inc. 31,528 12,521,976
Apple, Inc. 145,236 42,025,489
Applied Materials, Inc. 17,413 12,589,599
Broadcom, Inc. 75,941 28,686,713
Broadridge Financial Solutions, Inc. 18,936 2,593,285
KLA Corp. 69,620 21,005,050
Microsoft Corp. 80,831 30,151,580
NVIDIA Corp. 15,900 3,181,431
QUALCOMM, Inc. 22,585 4,173,482
Roper Technologies, Inc. 6,540 2,213,070
Salesforce, Inc. 6,250 979,125
Skyworks Solutions, Inc. † 24,400 1,654,320
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  20,500 9,790,185
Texas Instruments, Inc. 28,001 8,346,258
179,911,563
Utilities - 3.2%
spacing
Ameren Corp. 88,974 10,057,621
Atmos Energy Corp. 35,388 6,096,291
NextEra Energy, Inc. 67,730 5,944,662

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026 , the Fund’s composition as a percentage of net assets was as follows:
a Shares Value
Southern Co. 32,700 $ 3,129,717
25,228,291
Total Common Stocks
    (Cost $482,702,692) 776,119,043
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.2%
    (Cost $482,702,692) 776,119,043
SECURITIES LENDING COLLATERAL - 0.2%
Mutual Funds - 0.1%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 551,386 551,386
Principal
Amount
Repurchase Agreements - 0.1%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$682,241; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $695,886) $ 682,172 682,172
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$316,513; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $323,262) 316,055 316,055
998,227
Total Securities Lending Collateral
(Cost $1,549,613) 1,549,613
a
TOTAL INVESTMENTS - 99.4%
(Cost $484,252,305) 777,668,656
OTHER ASSETS & LIABILITIES, NET -  0.6% 4,842,349
NET ASSETS - 100.0% $ 782,511,005
Technology 23 .0%
Financial 20 .1%
Consumer, Non-Cyclical 18 .5%
Industrial 16 .4%
Consumer, Cyclical 8 .7%
Energy 4 .5%
Utilities 3 .2%
Others (each less than 3.0%) 5 .0%
99 .4%
Other Assets & Liabilities, Net 0 .6%
100 .0%

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 18,360,070 $ 18,360,070 $ – $ –
Communications 18,540,777 18,540,777 – –
Consumer, Cyclical 68,093,609 68,093,609 – –
Consumer, Non-Cyclical 144,822,932 144,822,932 – –
Energy 35,374,200 35,374,200 – –
Financial 157,440,182 157,440,182 – –
Industrial 128,347,419 121,820,576 6,526,843 –
Technology 179,911,563 179,911,563 – –
Utilities 25,228,291 25,228,291 – –
Total Common Stocks 776,119,043 769,592,200 6,526,843 –
Securities Lending Collateral 1,549,613 551,386 998,227 –
Total $ 777,668,656 $ 770,143,586 $ 7,525,070 $ –

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Hologic, Inc. - Contingent Value Rights* 25,779 $ 258
Total Rights
    (Cost $258) 258
COMMON STOCKS - 98.8%
Basic Materials - 1.4%
spacing
Air Products & Chemicals, Inc. 23,119 6,778,028
Albemarle Corp. 11,730 1,583,902
CF Industries Holdings, Inc. 15,531 1,681,386
Dow, Inc. 72,394 1,980,700
DuPont de Nemours, Inc. 13,857 1,879,564
Ecolab, Inc. 26,468 7,374,249
Freeport-McMoRan, Inc. 149,228 9,384,949
International Flavors & Fragrances, Inc. 28,008 2,218,794
International Paper Co. 54,827 2,088,909
Linde PLC 48,484 25,160,287
LyondellBasell Industries NV Class A  26,231 1,381,062
Mosaic Co. 30,677 650,046
Newmont Corp. 113,308 10,582,967
Nucor Corp. 23,763 5,293,208
PPG Industries, Inc. 23,220 2,816,354
Qnity Electronics, Inc. 21,561 3,521,127
Sherwin-Williams Co. 23,938 8,242,332
Steel Dynamics, Inc. 14,253 3,270,493
95,888,357
Communications - 16.1%
spacing
Airbnb, Inc. Class A * 43,981 6,293,681
Alphabet, Inc. Class A  608,837 217,580,079
Alphabet, Inc. Class C  490,750 173,396,698
Amazon.com, Inc. * 1,018,183 242,673,736
AppLovin Corp. Class A * 28,139 14,498,057
Arista Networks, Inc. * 107,219 18,214,364
AT&T, Inc. 726,886 15,046,540
Booking Holdings, Inc. 80,598 14,365,788
CDW Corp. 13,172 1,852,510
Charter Communications, Inc. Class A †* 8,356 1,188,307
Ciena Corp. * 14,625 7,174,440
Cisco Systems, Inc. 410,251 48,188,082
Comcast Corp. Class A  372,592 9,147,134
Corning, Inc. 81,065 20,706,433
DoorDash, Inc. Class A * 38,815 7,162,532
eBay, Inc. 46,932 5,244,651
EchoStar Corp. Class A †* 14,653 1,487,280
Expedia Group, Inc. 12,149 3,108,686
F5, Inc. * 5,796 2,410,904
FactSet Research Systems, Inc. 3,813 877,295
Fox Corp. Class A  22,517 1,174,487
Fox Corp. Class B  13,466 630,747
Gen Digital, Inc. 60,931 1,516,573
GoDaddy, Inc. Class A * 14,130 1,199,354
Meta Platforms, Inc. Class A  228,418 128,665,575
Motorola Solutions, Inc. 17,201 7,143,403
Netflix, Inc. * 438,397 31,301,546
News Corp. Class A  37,921 941,578
News Corp. Class B † 11,270 316,236
Omnicom Group, Inc. 29,430 2,143,387
Palo Alto Networks, Inc. * 83,904 28,612,942
Paramount Skydance Corp. Class B † 21,906 215,993
a Shares Value
Robinhood Markets, Inc. Class A * 82,062 $ 8,229,177
T-Mobile U.S., Inc. 49,196 8,251,645
Trade Desk, Inc. Class A * 45,511 822,839
Uber Technologies, Inc. * 213,699 15,420,520
VeriSign, Inc. 8,569 2,155,618
Verizon Communications, Inc. 437,861 18,539,035
Walt Disney Co. 183,941 17,704,321
Warner Bros Discovery, Inc. * 257,338 6,860,631
1,092,462,804
Consumer, Cyclical - 7.4%
spacing
Aptiv PLC * 23,414 1,437,151
AutoZone, Inc. * 1,720 5,497,017
Best Buy Co., Inc. 19,831 1,504,776
Carnival Corp. Ltd. 133,482 3,813,581
Carvana Co. †* 73,421 4,832,570
Casey's General Stores, Inc. 3,849 3,059,147
Chipotle Mexican Grill, Inc. * 135,234 4,597,956
Copart, Inc. * 91,338 2,574,818
Costco Wholesale Corp. 46,088 43,113,941
Cummins, Inc. 14,346 10,231,711
Darden Restaurants, Inc. 11,816 2,434,214
Deckers Outdoor Corp. * 15,282 1,517,350
Delta Air Lines, Inc. 67,447 6,317,086
Dollar General Corp. 22,855 2,630,839
Dollar Tree, Inc. * 20,414 2,469,073
Domino's Pizza, Inc. 3,599 1,065,448
Dr. Horton, Inc. 27,975 4,556,568
Fastenal Co. 119,218 5,726,041
Ford Motor Co. 406,880 5,655,632
General Motors Co. 93,861 7,234,806
Genuine Parts Co. 15,587 1,838,954
Hasbro, Inc. 14,642 1,209,283
Hilton Worldwide Holdings, Inc. 23,808 7,867,592
Home Depot, Inc. 103,366 36,455,121
Las Vegas Sands Corp. 30,723 1,419,095
Lennar Corp. Class A  23,262 2,104,978
Live Nation Entertainment, Inc. * 16,122 2,952,099
Lowe's Cos., Inc. 58,245 12,842,440
Lululemon Athletica, Inc. * 10,692 1,220,813
Marriott International, Inc. Class A  22,837 8,463,164
McDonald's Corp. 73,945 19,988,073
MGM Resorts International * 21,655 1,035,326
NIKE, Inc. Class B  123,716 5,078,542
Norwegian Cruise Line Holdings Ltd. * 51,152 1,079,819
NVR, Inc. * 281 1,914,565
O'Reilly Automotive, Inc. * 87,417 8,050,232
PACCAR, Inc. 54,553 6,552,906
PulteGroup, Inc. 20,801 2,854,105
Ralph Lauren Corp. 4,014 1,611,260
Ross Stores, Inc. 33,584 7,148,354
Royal Caribbean Cruises Ltd. 26,123 8,294,836
Southwest Airlines Co. 51,015 2,623,191
Starbucks Corp. 118,296 12,088,668
Tapestry, Inc. 21,022 3,077,200
Target Corp. 47,016 6,140,760
Tesla, Inc. * 292,022 122,824,453
TJX Cos., Inc. 115,302 17,468,253
TKO Group Holdings, Inc. 6,519 1,312,340
Tractor Supply Co. 57,738 1,825,098
Ulta Beauty, Inc. * 4,606 2,077,214
United Airlines Holdings, Inc. * 33,497 4,555,257
Walmart, Inc. 455,158 51,551,195
Williams-Sonoma, Inc. 12,301 2,867,363

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
WW Grainger, Inc. 4,542 $ 6,178,937
Wynn Resorts Ltd. 9,073 880,898
Yum! Brands, Inc. 28,829 4,608,604
500,330,713
Consumer, Non-Cyclical - 12.8%
spacing
Abbott Laboratories 180,551 16,383,198
AbbVie, Inc. 183,512 46,178,960
Agilent Technologies, Inc. 29,368 3,900,951
Align Technology, Inc. * 7,038 1,187,029
Altria Group, Inc. 174,300 12,540,885
Amgen, Inc. 55,912 20,246,853
Archer-Daniels-Midland Co. 49,899 3,812,284
Automatic Data Processing, Inc. 41,807 9,362,678
Avery Dennison Corp. 7,925 1,286,624
Baxter International, Inc. 51,768 1,103,694
Becton Dickinson & Co. 29,565 4,474,071
Bio-Techne Corp. 14,983 1,058,549
Biogen, Inc. * 15,238 3,292,322
Block, Inc. * 56,866 4,321,816
Boston Scientific Corp. * 153,985 6,572,080
Bristol-Myers Squibb Co. 211,452 12,183,864
Brown-Forman Corp. Class B † 21,069 561,489
Bunge Global SA 13,527 1,443,737
Cardinal Health, Inc. 24,433 5,804,303
Cencora, Inc. 20,199 5,715,913
Centene Corp. * 50,061 3,213,416
Charles River Laboratories International, Inc. * 4,742 1,075,438
Church & Dwight Co., Inc. 24,341 2,358,156
Cigna Group 27,356 7,541,502
Cintas Corp. 35,293 6,002,633
Clorox Co. 11,865 1,132,396
Coca-Cola Co. 401,981 32,668,996
Colgate-Palmolive Co. 83,696 7,673,249
Constellation Brands, Inc. Class A  14,267 1,984,397
Cooper Cos., Inc. * 18,949 1,358,833
Corpay, Inc. * 6,690 2,229,576
Corteva, Inc. 69,830 5,913,903
CVS Health Corp. 132,097 13,665,435
Danaher Corp. 65,325 12,443,106
DaVita, Inc. * 3,310 736,409
Dexcom, Inc. * 39,961 2,691,373
Edwards Lifesciences Corp. * 60,254 5,450,577
Elevance Health, Inc. 22,916 8,862,305
Eli Lilly & Co. 82,279 98,687,901
Equifax, Inc. 12,111 1,922,258
Estee Lauder Cos., Inc. Class A  25,032 1,976,276
GE HealthCare Technologies, Inc. 47,239 3,023,768
General Mills, Inc. † 54,090 1,882,332
Gilead Sciences, Inc. 128,823 16,275,498
Global Payments, Inc. 25,503 1,850,498
HCA Healthcare, Inc. 16,253 6,336,882
Henry Schein, Inc. * 9,693 809,559
Hershey Co. 15,385 2,699,298
Hormel Foods Corp. 36,078 895,456
Humana, Inc. 12,451 4,945,786
IDEXX Laboratories, Inc. * 8,291 4,364,714
Incyte Corp. * 17,358 1,967,703
Insulet Corp. * 7,812 1,189,377
Intuitive Surgical, Inc. * 36,874 14,664,052
IQVIA Holdings, Inc. * 17,347 3,351,787
J.M. Smucker Co. 11,158 1,255,275
Johnson & Johnson 250,225 63,549,643
Kenvue, Inc. 198,944 3,801,820
a Shares Value
Keurig Dr. Pepper, Inc. 141,065 $ 4,617,057
Kimberly-Clark Corp. † 34,464 3,783,113
Kraft Heinz Co. † 88,025 2,079,151
Kroger Co. 60,453 3,356,955
Labcorp Holdings, Inc. 9,088 2,544,640
McCormick & Co., Inc. 28,012 1,412,365
McKesson Corp. 12,718 9,609,721
Medtronic PLC 133,114 10,413,508
Merck & Co., Inc. 257,714 33,116,249
Moderna, Inc. †* 37,565 2,630,677
Molson Coors Beverage Co. Class B  17,610 686,086
Mondelez International, Inc. Class A  133,097 7,698,330
Monster Beverage Corp. * 74,056 7,118,263
Moody's Corp. 15,930 7,215,016
PayPal Holdings, Inc. 95,595 4,127,792
PepsiCo, Inc. 141,902 19,213,531
Pfizer, Inc. 590,360 14,215,869
Philip Morris International, Inc. 161,634 29,241,207
Procter & Gamble Co. 241,306 35,385,112
Quanta Services, Inc. 15,483 11,148,379
Quest Diagnostics, Inc. 11,088 2,350,102
Regeneron Pharmaceuticals, Inc. 10,467 6,526,593
ResMed, Inc. 15,126 2,947,755
Revvity, Inc. 12,363 1,375,507
Rollins, Inc. 31,156 1,300,451
S&P Global, Inc. 31,773 12,939,872
Solventum Corp. * 15,664 1,208,478
STERIS PLC 10,696 2,252,257
Stryker Corp. 35,762 11,259,308
Sysco Corp. 49,729 4,156,350
Thermo Fisher Scientific, Inc. 39,011 19,558,555
Tyson Foods, Inc. Class A  28,594 1,637,007
United Rentals, Inc. 6,541 7,410,233
UnitedHealth Group, Inc. 94,055 39,092,080
Universal Health Services, Inc. Class B  5,740 853,481
Verisk Analytics, Inc. 14,017 2,516,472
Vertex Pharmaceuticals, Inc. * 26,373 13,100,260
Viatris, Inc. 119,591 1,899,105
Waters Corp. * 10,128 3,798,405
West Pharmaceutical Services, Inc. 7,395 2,654,805
Zimmer Biomet Holdings, Inc. † 19,771 1,702,085
Zoetis, Inc. 43,831 3,149,696
867,184,761
Energy - 3.0%
spacing
APA Corp. 35,924 1,170,045
Baker Hughes Co. 102,611 5,694,910
Chevron Corp. 194,636 32,262,863
ConocoPhillips 127,212 13,224,960
Devon Energy Corp. 119,544 4,939,558
Diamondback Energy, Inc. 20,154 3,542,670
EOG Resources, Inc. 56,339 7,308,858
EQT Corp. 64,371 3,422,606
Expand Energy Corp. 24,128 2,200,232
Exxon Mobil Corp. 433,915 59,324,859
First Solar, Inc. * 11,142 2,629,066
Halliburton Co. 86,965 2,952,462
Kinder Morgan, Inc. 203,282 6,498,926
Marathon Petroleum Corp. 30,631 7,831,428
Occidental Petroleum Corp. 74,677 3,627,062
ONEOK, Inc. 65,335 5,680,225
Phillips 66 41,836 7,072,376
SLB Ltd. 155,264 7,218,223
Targa Resources Corp. 22,289 5,976,572

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Texas Pacific Land Corp. 6,013 $ 2,631,529
Valero Energy Corp. 31,670 8,248,135
Williams Cos., Inc. 126,802 9,426,461
202,884,026
Financial - 12.7%
spacing
Aflac, Inc. 48,471 5,683,225
Alexandria Real Estate Equities, Inc. REIT 15,605 824,724
Allstate Corp. 26,996 6,423,428
American Express Co. 55,608 18,809,406
American International Group, Inc. 55,712 4,152,215
American Tower Corp. REIT 48,609 7,950,974
Ameriprise Financial, Inc. 9,480 4,349,045
Aon PLC Class A  22,272 7,387,400
Apollo Global Management, Inc. 48,213 5,704,080
Arch Capital Group Ltd. * 37,117 3,602,576
ARES Management Corp. Class A † 21,390 2,380,921
Arthur J Gallagher & Co. 26,682 6,125,387
Assurant, Inc. 5,200 1,396,356
AvalonBay Communities, Inc. REIT 14,334 2,704,682
Bank of America Corp. 679,089 38,694,491
Bank of New York Mellon Corp. 71,461 10,333,975
Berkshire Hathaway, Inc. Class B * 190,401 95,274,756
Blackrock, Inc. 14,983 14,407,053
Blackstone, Inc. 77,738 9,147,430
Brown & Brown, Inc. 29,443 1,888,768
BXP, Inc. REIT 15,780 1,046,372
Camden Property Trust REIT 10,689 1,223,784
Capital One Financial Corp. 64,906 13,021,442
Cboe Global Markets, Inc. 11,149 2,705,528
CBRE Group, Inc. Class A * 30,170 4,063,597
Charles Schwab Corp. 170,040 15,689,591
Chubb Ltd. 37,766 12,868,387
Cincinnati Financial Corp. 16,200 2,999,268
Citigroup, Inc. 177,403 24,829,324
Citizens Financial Group, Inc. 44,127 3,091,979
CME Group, Inc. 37,442 8,268,317
Coinbase Global, Inc. Class A * 23,159 3,385,614
CoStar Group, Inc. * 47,057 1,332,654
Crown Castle, Inc. REIT 45,217 3,424,283
Digital Realty Trust, Inc. REIT 33,532 6,021,677
Equinix, Inc. REIT 10,202 10,634,463
Equity Residential REIT 37,122 2,521,697
Erie Indemnity Co. Class A  2,300 551,425
Essex Property Trust, Inc. REIT 6,461 1,883,963
Everest Group Ltd. 4,338 1,549,664
Extra Space Storage, Inc. REIT 22,038 3,202,121
Federal Realty Investment Trust REIT 8,476 1,046,277
Fifth Third Bancorp 93,454 5,268,002
Franklin Resources, Inc. 31,577 1,050,567
Globe Life, Inc. 7,781 1,390,309
Goldman Sachs Group, Inc. 30,685 31,033,888
Hartford Insurance Group, Inc. 28,959 3,837,647
Healthpeak Properties, Inc. REIT 71,349 1,526,869
Host Hotels & Resorts, Inc. REIT 70,409 1,669,397
Huntington Bancshares, Inc. 209,051 3,706,474
Interactive Brokers Group, Inc. Class A  46,243 4,024,991
Intercontinental Exchange, Inc. 58,966 7,259,304
Invesco Ltd. 48,321 1,275,191
Invitation Homes, Inc. REIT 57,633 1,741,093
Iron Mountain, Inc. REIT 30,717 3,879,864
JPMorgan Chase & Co. 279,953 91,637,016
KeyCorp 93,737 2,160,638
Kimco Realty Corp. REIT 67,512 1,711,429
a Shares Value
KKR & Co., Inc. 71,272 $ 6,541,344
Loews Corp. 18,263 2,067,554
M&T Bank Corp. 15,766 3,752,466
Marsh & McLennan Cos., Inc. 50,268 8,378,168
Mastercard, Inc. Class A  84,561 43,430,530
MetLife, Inc. 57,155 4,835,885
Mid-America Apartment Communities, Inc.
REIT 11,611 1,613,232
Morgan Stanley 124,919 26,113,068
Nasdaq, Inc. 46,628 3,675,219
Northern Trust Corp. 19,015 3,305,568
PNC Financial Services Group, Inc. 41,938 10,325,974
Principal Financial Group, Inc. 21,356 2,301,750
Progressive Corp. 60,856 13,293,993
Prologis, Inc. REIT 96,518 13,075,293
Prudential Financial, Inc. 36,134 3,899,943
Public Storage REIT 16,401 5,220,602
Raymond James Financial, Inc. 18,213 2,768,922
Realty Income Corp. REIT 95,516 5,918,171
Regency Centers Corp. REIT 16,248 1,295,616
Regions Financial Corp. 90,126 2,721,805
SBA Communications Corp. REIT 10,736 1,894,475
Simon Property Group, Inc. REIT 33,768 7,552,213
State Street Corp. 28,977 4,914,499
Synchrony Financial 34,799 2,646,464
T. Rowe Price Group, Inc. † 22,497 2,557,684
Travelers Cos., Inc. 22,452 7,411,854
Truist Financial Corp. 131,085 6,530,655
U.S. Bancorp 161,400 9,748,560
UDR, Inc. REIT 29,941 1,195,245
Ventas, Inc. REIT 49,317 4,379,350
VICI Properties, Inc. REIT 116,476 3,092,438
Visa, Inc. Class A  172,632 59,228,313
W.R. Berkley Corp. 29,685 2,093,683
Wells Fargo & Co. 321,112 26,536,696
Welltower, Inc. REIT 72,449 16,443,750
Weyerhaeuser Co. REIT 72,523 1,736,201
Willis Towers Watson PLC 10,285 2,688,190
860,960,371
Industrial - 8.6%
spacing
3M Co. 54,688 8,854,534
A.O. Smith Corp. 13,019 816,552
Allegion PLC 8,387 1,178,290
Amcor PLC † 49,762 2,157,183
AMETEK, Inc. 23,903 5,783,092
Amphenol Corp. Class A  127,632 22,504,074
Axon Enterprise, Inc. * 8,193 4,593,078
Ball Corp. 26,366 1,645,238
Boeing Co. * 81,544 17,651,830
Builders FirstSource, Inc. * 11,673 1,044,500
Carrier Global Corp. 81,580 5,983,893
Caterpillar, Inc. 48,312 51,447,449
CH Robinson Worldwide, Inc. 12,682 2,388,528
Coherent Corp. * 19,467 7,679,147
Comfort Systems USA, Inc. 3,654 7,242,045
CRH PLC 69,596 7,446,772
CSX Corp. 193,082 9,177,187
Deere & Co. 26,176 16,604,222
Dover Corp. 14,004 3,140,817
Eaton Corp. PLC 40,328 17,184,567
EMCOR Group, Inc. 4,648 3,857,282
Emerson Electric Co. 58,354 8,353,375
Expeditors International of Washington, Inc. 13,916 2,268,030

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
FedEx Corp. 22,460 $ 7,032,900
Fedex Freight Holding Co., Inc. * 11,230 1,695,730
Flex Ltd. * 38,243 6,198,043
Fortive Corp. 31,824 1,944,128
Garmin Ltd. 16,975 4,032,242
GE Vernova, Inc. 27,986 32,879,632
Generac Holdings, Inc. * 6,093 1,784,091
General Dynamics Corp. 26,351 9,334,578
General Electric Co. 108,901 40,699,571
Honeywell Aerospace, Inc. * 32,961 7,287,018
Honeywell International, Inc. 32,961 7,379,968
Howmet Aerospace, Inc. 41,631 11,192,911
Hubbell, Inc. 5,377 2,813,246
Huntington Ingalls Industries, Inc. 4,315 1,207,725
IDEX Corp. 7,549 1,713,246
Illinois Tool Works, Inc. 27,231 7,365,169
Ingersoll Rand, Inc. 36,354 2,980,664
Jabil, Inc. 10,964 4,226,403
Jacobs Solutions, Inc. 12,551 1,581,426
JB Hunt Transport Services, Inc. 8,076 2,337,437
Johnson Controls International PLC 63,552 9,285,583
Keysight Technologies, Inc. * 17,809 6,234,397
L3Harris Technologies, Inc. 19,393 5,635,412
Lennox International, Inc. 3,158 1,809,376
Lockheed Martin Corp. 21,023 10,710,378
Martin Marietta Materials, Inc. 6,262 3,611,295
Masco Corp. 21,876 1,780,050
Mettler-Toledo International, Inc. * 2,089 2,668,718
Nordson Corp. 5,359 1,616,757
Norfolk Southern Corp. 23,318 7,335,610
Northrop Grumman Corp. 13,852 7,054,962
Old Dominion Freight Line, Inc. 19,106 4,138,360
Otis Worldwide Corp. 39,674 2,840,658
Packaging Corp. of America 9,769 2,327,757
Parker-Hannifin Corp. 13,105 12,818,263
Pentair PLC 18,549 1,421,966
Republic Services, Inc. 20,893 4,451,880
Rockwell Automation, Inc. 11,666 5,775,603
RTX Corp. 139,373 26,443,239
Smurfit Westrock PLC 53,294 2,465,380
Snap-on, Inc. 5,235 2,106,564
Stanley Black & Decker, Inc. 17,232 1,621,876
TE Connectivity PLC (Switzerland)  30,468 6,142,653
Teledyne Technologies, Inc. * 4,875 3,251,137
Textron, Inc. 18,780 1,722,689
Trane Technologies PLC 22,981 11,287,348
TransDigm Group, Inc. 5,864 7,811,083
Trimble, Inc. * 23,683 1,212,096
Union Pacific Corp. 61,613 16,758,736
United Parcel Service, Inc. Class B  76,731 8,248,583
Veralto Corp. 25,781 2,286,259
Vertiv Holdings Co. Class A  39,721 13,299,385
Vulcan Materials Co. 13,719 4,047,242
Waste Management, Inc. 38,529 8,587,344
Westinghouse Air Brake Technologies Corp. 17,705 4,773,268
Xylem, Inc. 25,294 2,990,004
581,259,724
Technology - 34.7%
spacing
Accenture PLC Class A  63,889 7,950,347
Adobe, Inc. * 42,623 8,738,567
Advanced Micro Devices, Inc. * 169,289 98,341,673
Akamai Technologies, Inc. * 14,938 1,765,821
Analog Devices, Inc. 50,735 20,150,420
a Shares Value
Apple, Inc. 1,527,680 $ 442,049,485
Applied Materials, Inc. 82,414 59,585,322
Autodesk, Inc. * 22,012 4,279,573
Broadcom, Inc. 492,297 185,965,192
Broadridge Financial Solutions, Inc. 12,723 1,742,415
Cadence Design Systems, Inc. * 28,263 10,607,669
Cognizant Technology Solutions Corp. Class A  48,934 1,895,214
Crowdstrike Holdings, Inc. Class A * 26,176 19,975,953
Datadog, Inc. Class A * 34,086 8,874,631
Dell Technologies, Inc. Class C  30,858 13,313,993
Electronic Arts, Inc. 23,386 4,795,065
Fair Isaac Corp. * 2,446 2,922,432
Fidelity National Information Services, Inc. 51,911 2,018,300
Fiserv, Inc. * 55,004 2,697,946
Fortinet, Inc. * 65,632 10,082,388
Gartner, Inc. * 7,724 1,001,185
Hewlett Packard Enterprise Co. 137,973 6,223,962
HP, Inc. † 95,317 2,091,255
Intel Corp. * 487,524 68,072,976
International Business Machines Corp. 97,056 27,293,118
Intuit, Inc. 28,894 7,541,334
Jack Henry & Associates, Inc. 7,083 975,612
KLA Corp. 136,100 41,062,731
Lam Research Corp. 129,663 56,186,868
Leidos Holdings, Inc. 13,153 1,354,364
Lumentum Holdings, Inc. * 8,092 6,943,422
Marvell Technology, Inc. 91,069 27,128,544
Microchip Technology, Inc. 56,187 5,124,254
Micron Technology, Inc. 116,864 134,894,947
Microsoft Corp. 772,655 288,215,768
Monolithic Power Systems, Inc. 5,058 6,991,977
MSCI, Inc. 7,629 4,272,545
NetApp, Inc. 20,565 3,182,639
NVIDIA Corp. 2,519,257 504,078,133
NXP Semiconductors NV (Netherlands)  26,132 7,343,876
ON Semiconductor Corp. * 40,912 3,867,820
Oracle Corp. 176,070 25,803,059
Palantir Technologies, Inc. Class A * 237,188 27,672,724
Paychex, Inc. 33,545 3,298,480
PTC, Inc. * 11,847 1,345,938
QUALCOMM, Inc. 110,789 20,472,699
Roper Technologies, Inc. 10,459 3,539,221
Salesforce, Inc. 85,088 13,329,886
Sandisk Corp. * 15,326 34,847,186
Seagate Technology Holdings PLC 23,323 22,506,695
ServiceNow, Inc. * 108,609 10,782,702
Skyworks Solutions, Inc. 15,699 1,064,392
Super Micro Computer, Inc. †* 51,263 1,503,544
Synopsys, Inc. * 19,865 8,861,181
Take-Two Interactive Software, Inc. * 18,074 4,518,139
Teradyne, Inc. 16,261 7,867,722
Texas Instruments, Inc. 94,233 28,088,030
Tyler Technologies, Inc. * 4,820 1,409,657
Veeva Systems, Inc. Class A * 15,579 2,764,805
Western Digital Corp. 35,203 22,484,860
Workday, Inc. Class A * 22,035 2,697,525
Zebra Technologies Corp. Class A * 5,170 1,361,054
2,357,819,235
Utilities - 2.1%
spacing
AES Corp. 70,998 1,040,831
Alliant Energy Corp. 28,306 2,159,465
Ameren Corp. 28,699 3,244,135
American Electric Power Co., Inc. 56,159 7,683,113

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
a Shares Value
American Water Works Co., Inc. 19,642 $ 2,584,494
Atmos Energy Corp. 17,178 2,959,254
CenterPoint Energy, Inc. 67,789 2,985,428
CMS Energy Corp. 31,816 2,433,924
Consolidated Edison, Inc. 37,477 4,146,080
Constellation Energy Corp. 32,357 8,036,508
Dominion Energy, Inc. 88,664 6,054,865
DTE Energy Co. 21,564 3,285,707
Duke Energy Corp. 80,746 10,220,829
Edison International 39,132 2,913,377
Entergy Corp. 46,967 5,394,630
Evergy, Inc. 22,954 1,983,914
Eversource Energy 38,004 2,746,549
Exelon Corp. 106,209 4,951,464
FirstEnergy Corp. 53,982 2,566,304
NextEra Energy, Inc. 216,242 18,979,560
NiSource, Inc. 48,325 2,297,854
NRG Energy, Inc. 22,051 3,220,769
PG&E Corp. 228,220 3,838,660
Pinnacle West Capital Corp. 13,424 1,436,368
PPL Corp. 76,809 2,792,007
Public Service Enterprise Group, Inc. 51,828 4,206,360
Sempra 67,769 6,282,864
Southern Co. 114,330 10,942,524
Vistra Corp. 33,070 5,245,894
WEC Energy Group, Inc. 33,676 3,932,347
Xcel Energy, Inc. 61,421 4,932,106
145,498,184
Total Common Stocks
    (Cost $2,886,728,046) 6,704,288,175
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.8%
    (Cost $2,886,728,304) 6,704,288,433
SECURITIES LENDING COLLATERAL - 0.4%
Mutual Funds - 0.1%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 9,347,557 9,347,557
Principal
Amount
Repurchase Agreements - 0.3%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$11,565,921; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$11,797,246) $ 11,564,748 11,564,748
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$5,365,802; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $5,480,205) $ 5,358,030 $ 5,358,030
16,922,778
Total Securities Lending Collateral
(Cost $26,270,335) 26,270,335
a
TOTAL INVESTMENTS - 99.2%
(Cost $2,912,998,639) 6,730,558,768
DERIVATIVES - (0.0%) (207,724)
OTHER ASSETS & LIABILITIES, NET -  0.8% 55,171,474
NET ASSETS - 100.0% $ 6,785,522,518
Technology 34 .7%
Communications 16 .1%
Consumer, Non-Cyclical 12 .8%
Financial 12 .7%
Industrial 8 .6%
Consumer, Cyclical 7 .4%
Energy 3 .0%
Others (each less than 3.0%) 3 .9%
99 .2%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net 0 .8%
100 .0%

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(b) As of June 30, 2026, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/26 208 $ 78,709,524 $ 78,501,800 ( $ 207,724 )
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 258 $ – $ 258 $ –
Common Stocks 6,704,288,175 6,704,288,175 – –
Securities Lending Collateral 26,270,335 9,347,557 16,922,778 –
Total Assets 6,730,558,768 6,713,635,732 16,923,036 –
Liabilities Derivatives:
Equity Contracts
Futures (207,724) (207,724) – –
Total Liabilities (207,724) (207,724) – –
Total $ 6,730,351,044 $ 6,713,428,008 $ 16,923,036 $ –

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 100.1%
Communications - 24.2%
spacing
Alphabet, Inc. Class C  117,724 $ 41,595,421
Amazon.com, Inc. * 141,826 33,802,809
DoorDash, Inc. Class A * 38,132 7,036,498
MercadoLibre, Inc. * (Brazil)  4,870 8,266,289
Meta Platforms, Inc. Class A  28,886 16,271,195
Robinhood Markets, Inc. Class A * 66,383 6,656,887
Shopify, Inc. Class A * (Canada)  42,882 4,896,267
Space Exploration Technologies Corp.
Class A †* 45,269 7,734,662
126,260,028
Consumer, Cyclical - 3.6%
spacing
Core & Main, Inc. Class A * 173,304 8,361,918
DraftKings, Inc. Class A * 415,110 10,485,679
18,847,597
Consumer, Non-Cyclical - 17.2%
spacing
Argenx SE ADR * (Netherlands)  10,783 10,004,144
Danaher Corp. 52,302 9,962,485
Eli Lilly & Co. 14,179 17,006,718
Legence Corp. Class A * 123,187 10,499,228
Madrigal Pharmaceuticals, Inc. * 7,424 3,986,317
Medline, Inc. Class A †* 125,226 4,938,913
Revolution Medicines, Inc. * 33,794 6,328,940
Surgery Partners, Inc. * 586,356 9,850,781
UnitedHealth Group, Inc. 32,673 13,579,879
Vaxcyte, Inc. * 59,038 3,431,879
89,589,284
Industrial - 7.8%
spacing
Boeing Co. * 39,802 8,615,939
Forgent Power Solutions, Inc. * 268,986 15,025,558
Howmet Aerospace, Inc. 63,833 17,162,140
40,803,637
Technology - 47.3%
spacing
Apple, Inc. 49,790 14,407,234
Broadcom, Inc. 79,849 30,162,960
Datadog, Inc. Class A * 67,649 17,613,094
Global-e Online Ltd. * (Israel)  133,102 4,622,633
Lam Research Corp. 38,868 16,842,670
Lumentum Holdings, Inc. * 17,719 15,203,965
Microsoft Corp. 42,982 16,033,146
Nebius Group NV * (Netherlands)  35,445 9,788,846
NVIDIA Corp. 333,226 66,675,190
Oracle Corp. 116,148 17,021,489
Palantir Technologies, Inc. Class A * 38,115 4,446,877
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  70,397 33,619,495
246,437,599
Total Common Stocks
    (Cost $346,132,074) 521,938,145
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.2%
Commercial Paper - 0.2%
Atlantic Asset Securitization LLC
3.740% due 07/01/26 ~ $ 1,300,000 $ 1,299,869
Total Short-Term Investments
(Cost $1,300,000) 1,299,869
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.3%
    (Cost $347,432,074) 523,238,014
Shares
SECURITIES LENDING COLLATERAL - 2.0%
Mutual Funds - 0.7%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 3,622,851 3,622,851
Principal
Amount
Repurchase Agreements - 1.3%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$4,482,626; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $4,572,282) $ 4,482,172 4,482,172
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$2,079,634; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $2,123,974) 2,076,622 2,076,622
6,558,794
Total Securities Lending Collateral
(Cost $10,181,645) 10,181,645
a
TOTAL INVESTMENTS - 102.3%
(Cost $357,613,719) 533,419,659
OTHER ASSETS & LIABILITIES, NET -  (2.3%) (12,173,577)
NET ASSETS - 100.0% $ 521,246,082
Technology 47 .3%
Communications 24 .2%
Consumer, Non-Cyclical 17 .2%
Industrial 7 .8%
Consumer, Cyclical 3 .6%
Others (each less than 3.0%) 2 .2%
102 .3%
Other Assets & Liabilities, Net ( 2 .3% )
100 .0%

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 521,938,145 $ 521,938,145 $ – $ –
Short-Term Investments 1,299,869 – 1,299,869 –
Securities Lending Collateral 10,181,645 3,622,851 6,558,794 –
Total $ 533,419,659 $ 525,560,996 $ 7,858,663 $ –

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.0%
Basic Materials - 1.3%
spacing
Cameco Corp. (Canada)  44,359 $ 4,518,408
Freeport-McMoRan, Inc. 51,156 3,217,201
Linde PLC 28,234 14,651,752
22,387,361
Communications - 22.1%
spacing
Airbnb, Inc. Class A * 105,975 15,165,022
Alphabet, Inc. Class A  502,164 179,458,349
Alphabet, Inc. Class C  23,658 8,359,081
Amazon.com, Inc. * 165,066 39,341,830
Arista Networks, Inc. * 166,667 28,313,390
Meta Platforms, Inc. Class A  61,688 34,748,233
Shopify, Inc. Class A * (Canada)  96,354 11,001,700
Space Exploration Technologies Corp.
Class A †* 171,721 29,340,250
Spotify Technology SA * 36,358 16,693,049
Uber Technologies, Inc. * 148,699 10,730,120
373,151,024
Consumer, Cyclical - 5.2%
spacing
Ferguson Enterprises, Inc. 22,089 5,242,382
Hilton Worldwide Holdings, Inc. 64,928 21,456,107
O'Reilly Automotive, Inc. * 103,386 9,520,817
Ross Stores, Inc. 30,564 6,505,547
Starbucks Corp. 148,772 15,203,011
Tesla, Inc. * 39,033 16,417,280
TKO Group Holdings, Inc. 36,789 7,405,993
Viking Holdings Ltd. * 57,179 5,984,926
87,736,063
Consumer, Non-Cyclical - 7.5%
spacing
Abbott Laboratories 96,679 8,772,652
Boston Scientific Corp. * 144,020 6,146,773
Danaher Corp. 85,664 16,317,279
Eli Lilly & Co. 3,644 4,370,723
Gilead Sciences, Inc. 107,037 13,523,054
IDEXX Laboratories, Inc. * 9,998 5,263,347
Medline, Inc. Class A †* 172,331 6,796,735
Medtronic PLC 161,094 12,602,384
Monster Beverage Corp. * 176,198 16,936,152
Philip Morris International, Inc. 69,891 12,643,981
Thermo Fisher Scientific, Inc. 47,705 23,917,379
127,290,459
Energy - 1.4%
spacing
Baker Hughes Co. 108,679 6,031,684
Cheniere Energy, Inc. 30,192 7,216,190
Williams Cos., Inc. 144,185 10,718,713
23,966,587
Financial - 5.8%
spacing
Equinix, Inc. REIT 4,542 4,734,535
Goldman Sachs Group, Inc. 13,185 13,334,913
KKR & Co., Inc. 60,070 5,513,225
LPL Financial Holdings, Inc. 23,706 6,677,506
Mastercard, Inc. Class A  96,916 49,776,058
Nasdaq, Inc. 162,355 12,796,821
PNC Financial Services Group, Inc. 21,082 5,190,810
98,023,868
a Shares Value
Industrial - 12.4%
spacing
Amphenol Corp. Class A  146,899 $ 25,901,232
Axon Enterprise, Inc. * 10,273 5,759,146
Caterpillar, Inc. 24,076 25,638,532
Coherent Corp. * 21,580 8,512,663
Comfort Systems USA, Inc. 2,612 5,176,853
Curtiss-Wright Corp. 7,484 5,671,076
Eaton Corp. PLC 34,423 14,668,329
Emerson Electric Co. 42,822 6,129,969
GE Vernova, Inc. 42,077 49,434,584
Honeywell Aerospace, Inc. * 15,608 3,450,617
Honeywell International, Inc. 15,608 3,494,631
Howmet Aerospace, Inc. 78,901 21,213,323
Ingersoll Rand, Inc. 61,333 5,028,693
RTX Corp. 37,969 7,203,858
Trane Technologies PLC 23,604 11,593,341
Vulcan Materials Co. 37,956 11,197,400
210,074,247
Technology - 43.3%
spacing
Advanced Micro Devices, Inc. * 36,623 21,274,667
Apple, Inc. 384,236 111,182,529
Applied Materials, Inc. 39,750 28,739,250
ASML Holding NV (Netherlands)  6,177 12,231,543
Autodesk, Inc. * 35,715 6,943,710
Broadcom, Inc. 178,371 67,379,645
Cadence Design Systems, Inc. * 43,845 16,455,905
KLA Corp. 109,780 33,121,724
Micron Technology, Inc. 28,661 33,083,106
Microsoft Corp. 165,673 61,799,343
MongoDB, Inc. * 16,499 5,542,014
NVIDIA Corp. 1,181,773 236,460,960
Sandisk Corp. * 3,534 8,035,362
Seagate Technology Holdings PLC 36,169 34,903,085
Snowflake, Inc. * 54,140 13,778,630
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  68,249 32,593,675
Take-Two Interactive Software, Inc. * 29,546 7,385,909
730,911,057
Total Common Stocks
    (Cost $1,315,321,607) 1,673,540,666
Principal
Amount
SHORT-TERM INVESTMENTS - 1.1%
U.S. Government Agency Issues - 1.1%
Federal Home Loan Mortgage Corp. Discount
Notes
3.718% due 07/01/26  $ 18,110,000 18,108,189
Total Short-Term Investments
(Cost $18,110,000) 18,108,189
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.1%
    (Cost $1,333,431,607) 1,691,648,855
Shares
SECURITIES LENDING COLLATERAL - 2.1%
Mutual Funds - 0.8%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 12,689,597 12,689,597

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
Repurchase Agreements - 1.3%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$15,701,094; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$16,015,125) $ 15,699,502 $ 15,699,502
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$7,284,242; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $7,439,547) 7,273,691 7,273,691
22,973,193
Total Securities Lending Collateral
(Cost $35,662,790) 35,662,790
a
TOTAL INVESTMENTS - 102.2%
(Cost $1,369,094,397) 1,727,311,645
OTHER ASSETS & LIABILITIES, NET -  (2.2%) (36,678,495)
NET ASSETS - 100.0% $ 1,690,633,150
Technology 43 .3%
Communications 22 .1%
Industrial 12 .4%
Consumer, Non-Cyclical 7 .5%
Financial 5 .8%
Consumer, Cyclical 5 .2%
Others (each less than 3.0%) 5 .9%
102 .2%
Other Assets & Liabilities, Net ( 2 .2% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 22,387,361 $ 22,387,361 $ – $ –
Communications 373,151,024 373,151,024 – –
Consumer, Cyclical 87,736,063 87,736,063 – –
Consumer, Non-Cyclical 127,290,459 127,290,459 – –
Energy 23,966,587 23,966,587 – –
Financial 98,023,868 98,023,868 – –
Industrial 210,074,247 210,074,247 – –
Technology 730,911,057 718,679,514 12,231,543 –
Total Common Stocks 1,673,540,666 1,661,309,123 12,231,543 –
Short-Term Investments 18,108,189 – 18,108,189 –
Securities Lending Collateral 35,662,790 12,689,597 22,973,193 –
Total $ 1,727,311,645 $ 1,673,998,720 $ 53,312,925 $ –

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.8%
Basic Materials - 1.5%
spacing
Ecolab, Inc. ‡ 10,717 $ 2,985,863
Linde PLC 3,566 1,850,540
Newmont Corp. 7,699 719,087
PPG Industries, Inc. 9,577 1,161,594
6,717,084
Communications - 15.9%
spacing
Alphabet, Inc. Class A ‡ 42,719 15,266,489
Alphabet, Inc. Class C ‡ 31,084 10,982,910
Amazon.com, Inc. * ‡ 79,523 18,953,512
AppLovin Corp. Class A * 1,561 804,274
Arista Networks, Inc. * ‡ 12,247 2,080,520
AT&T, Inc. ‡ 157,579 3,261,885
Booking Holdings, Inc. 7,695 1,371,557
Ciena Corp. * 1,000 490,560
Corning, Inc. 10,747 2,745,106
DoorDash, Inc. Class A * 5,527 1,019,897
Expedia Group, Inc. 3,640 931,403
Meta Platforms, Inc. Class A ‡ 16,678 9,394,551
Netflix, Inc. * 16,191 1,156,037
Omnicom Group, Inc. 6,123 445,938
Palo Alto Networks, Inc. * 2,163 737,626
Space Exploration Technologies Corp. Class A * 3,018 515,656
Walt Disney Co. ‡ 25,626 2,466,503
72,624,424
Consumer, Cyclical - 6.8%
spacing
Aptiv PLC * 3,597 220,784
AutoZone, Inc. * 507 1,620,342
Burlington Stores, Inc. * ‡ 4,626 1,465,517
Carnival Corp. Ltd. 40,871 1,167,684
Chipotle Mexican Grill, Inc. * ‡ 61,904 2,104,736
Delta Air Lines, Inc. 7,109 665,829
Hilton Worldwide Holdings, Inc. ‡ 6,271 2,072,315
Lennar Corp. Class A  3,607 326,397
Lowe's Cos., Inc. ‡ 15,636 3,447,582
McDonald's Corp. ‡ 11,559 3,124,513
Ross Stores, Inc. ‡ 10,084 2,146,379
Tesla, Inc. * ‡ 16,899 7,107,719
United Airlines Holdings, Inc. * 3,342 454,479
Walmart, Inc. ‡ 26,037 2,948,951
Warner Music Group Corp. Class A  11,402 308,652
Yum! Brands, Inc. ‡ 12,032 1,923,435
31,105,314
Consumer, Non-Cyclical - 12.5%
spacing
AbbVie, Inc. ‡ 21,183 5,330,490
Affirm Holdings, Inc. * 16,503 1,345,820
Altria Group, Inc. 11,650 838,218
Boston Scientific Corp. * ‡ 26,823 1,144,806
Bristol-Myers Squibb Co. ‡ 42,839 2,468,383
Cencora, Inc. 2,706 765,744
Church & Dwight Co., Inc. 6,608 640,183
Cigna Group ‡ 5,338 1,471,580
Corpay, Inc. * ‡ 5,142 1,713,674
Edwards Lifesciences Corp. * ‡ 20,701 1,872,612
Eli Lilly & Co. ‡ 4,754 5,702,090
Humana, Inc. 2,662 1,057,400
Johnson & Johnson ‡ 21,866 5,553,308
Keurig Dr. Pepper, Inc. 42,269 1,383,464
a Shares Value
McKesson Corp. 1,288 $ 973,213
Medtronic PLC 17,280 1,351,814
Mondelez International, Inc. Class A ‡ 40,348 2,333,728
Neurocrine Biosciences, Inc. * 2,405 405,327
PepsiCo, Inc. ‡ 27,815 3,766,151
Philip Morris International, Inc. ‡ 17,756 3,212,238
Regeneron Pharmaceuticals, Inc. ‡ 3,048 1,900,550
Stryker Corp. ‡ 8,716 2,744,145
Thermo Fisher Scientific, Inc. 2,244 1,125,052
Toast, Inc. Class A * 22,206 617,771
United Rentals, Inc. 1,044 1,182,737
UnitedHealth Group, Inc. ‡ 8,165 3,393,619
Vertex Pharmaceuticals, Inc. * ‡ 3,456 1,716,699
Waters Corp. * 3,238 1,214,380
WEX, Inc. * 998 140,808
57,366,004
Energy - 2.9%
spacing
Baker Hughes Co. ‡ 29,955 1,662,502
ConocoPhillips ‡ 15,865 1,649,325
Diamondback Energy, Inc. 4,236 744,604
EOG Resources, Inc. ‡ 23,635 3,066,169
EQT Corp. 12,656 672,920
Exxon Mobil Corp. 39,987 5,467,023
13,262,543
Financial - 12.6%
spacing
American Express Co. 5,579 1,887,097
American Tower Corp. REIT 6,112 999,740
Aon PLC Class A  9,546 3,166,313
Apollo Global Management, Inc. ‡ 7,279 861,178
Arch Capital Group Ltd. * 5,967 579,157
Arthur J Gallagher & Co. ‡ 10,202 2,342,073
Bank of America Corp. ‡ 83,849 4,777,716
Berkshire Hathaway, Inc. Class B * ‡ 11,556 5,782,507
Blackstone, Inc. 7,032 827,455
Capital One Financial Corp. 9,696 1,945,212
Charles Schwab Corp. ‡ 33,859 3,124,170
Chubb Ltd. 969 330,177
Citigroup, Inc. ‡ 21,044 2,945,318
Equinix, Inc. REIT 1,952 2,034,745
Equity LifeStyle Properties, Inc. REIT 12,741 821,157
Fifth Third Bancorp ‡ 33,715 1,900,515
Intercontinental Exchange, Inc. 4,132 508,691
Mastercard, Inc. Class A ‡ 10,415 5,349,144
Morgan Stanley ‡ 12,378 2,587,497
Progressive Corp. ‡ 4,707 1,028,244
U.S. Bancorp 35,275 2,130,610
Ventas, Inc. REIT 26,485 2,351,868
Visa, Inc. Class A ‡ 12,302 4,220,693
Wells Fargo & Co. 44,170 3,650,209
Welltower, Inc. REIT 7,505 1,703,410
57,854,896
Industrial - 8.8%
spacing
3M Co. ‡ 22,795 3,690,738
Amphenol Corp. Class A  18,365 3,238,117
Ball Corp. 1,861 116,126
Deere & Co. ‡ 4,466 2,832,918
Dover Corp. 7,306 1,638,590
Eaton Corp. PLC 5,080 2,164,690
EMCOR Group, Inc. 693 575,107
Emerson Electric Co. 7,748 1,109,126
FedEx Corp. 4,210 1,318,277

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026 , the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of
$218,053,999 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and options contracts.
a Shares Value
Fedex Freight Holding Co., Inc. * 2,105 $ 317,855
GE Vernova, Inc. 1,667 1,958,492
Howmet Aerospace, Inc. ‡ 14,387 3,868,089
Ingersoll Rand, Inc. 8,030 658,380
Martin Marietta Materials, Inc. 1,264 728,949
Masco Corp. ‡ 12,460 1,013,870
RTX Corp. ‡ 22,358 4,241,983
Textron, Inc. 8,211 753,195
Trane Technologies PLC 9,225 4,530,951
TransDigm Group, Inc. 1,181 1,573,139
Union Pacific Corp. 4,911 1,335,792
Vertiv Holdings Co. Class A  5,813 1,946,309
Vulcan Materials Co. 3,024 892,110
40,502,803
Technology - 35.6%
spacing
Accenture PLC Class A  11,997 1,492,907
Advanced Micro Devices, Inc. * 12,044 6,996,480
Analog Devices, Inc. ‡ 6,975 2,770,261
Apple, Inc. ‡ 102,416 29,635,094
Applied Materials, Inc. 1,615 1,167,645
Autodesk, Inc. * 5,368 1,043,647
Broadcom, Inc. ‡ 36,231 13,686,260
Cadence Design Systems, Inc. * 3,579 1,343,270
Cognizant Technology Solutions Corp. Class A  14,892 576,767
Crowdstrike Holdings, Inc. Class A * 1,183 902,795
Fidelity National Information Services, Inc. 25,092 975,577
Fortinet, Inc. * 4,658 715,562
Intel Corp. * 24,314 3,394,964
Intuit, Inc. ‡ 2,763 721,143
Lam Research Corp. ‡ 15,900 6,889,947
Leidos Holdings, Inc. ‡ 9,252 952,678
Micron Technology, Inc. ‡ 9,115 10,521,353
Microsoft Corp. ‡ 58,738 21,910,449
NVIDIA Corp. ‡ 183,815 36,779,543
NXP Semiconductors NV (Netherlands)  9,094 2,555,687
Oracle Corp. ‡ 19,421 2,846,148
Palantir Technologies, Inc. Class A * ‡ 14,303 1,668,731
Sandisk Corp. * 624 1,418,807
Seagate Technology Holdings PLC 3,743 3,611,995
ServiceNow, Inc. * 24,926 2,474,653
Texas Instruments, Inc. ‡ 10,356 3,086,813
Western Digital Corp. 4,554 2,908,731
163,047,907
Utilities - 2.2%
spacing
American Water Works Co., Inc. 1,099 144,606
Entergy Corp. ‡ 17,167 1,971,802
NextEra Energy, Inc. ‡ 44,052 3,866,444
Sempra 22,469 2,083,101
Southern Co. ‡ 18,899 1,808,823
9,874,776
Total Common Stocks
    (Cost $334,099,380) 452,355,751
TOTAL INVESTMENTS - 98.8%
(Cost $334,099,380) 452,355,751
DERIVATIVES - 0.0% 210,990
OTHER ASSETS & LIABILITIES, NET -  1.2% 5,217,440
NET ASSETS - 100.0% $ 457,784,181
Technology 35 .6%
Communications 15 .9%
Financial 12 .6%
Consumer, Non-Cyclical 12 .5%
Industrial 8 .8%
Consumer, Cyclical 6 .8%
Others (each less than 3.0%) 6 .6%
98 .8%
Derivatives 0 .0%
Other Assets & Liabilities, Net 1 .2%
100 .0%

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
(d) As of June 30, 2026, purchased options outstanding were as follows:
(e) As of June 30, 2026, premiums received, and value of written options outstanding were as follows:
(f) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/26 15 $ 5,624,333 $ 5,661,188 $ 36,855
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Cost Value
Put - S&P 500 Index $ 7,090.00 09/30/26 CBOE 611 $ 433,199,000 $ 5,928,533 $ 5,969,470
Total Purchased Options $ 5,928,533 $ 5,969,470
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - S&P 500 Index $ 7,890.00 09/30/26 CBOE 611 $ 482,079,000 $ 4,519,567 ( $ 4,454,190 )
a
Put - S&P 500 Index 5,990.00 09/30/26 CBOE 611 365,989,000 $ 1,342,367 ( $ 1,341,145 )
a
Total Written Options $ 5,861,934 ( $ 5,795,335 )
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 452,355,751 $ 452,355,751 $ – $ –
Derivatives:
Equity Contracts
Futures 36,855 36,855 – –
Purchased Options 5,969,470 – 5,969,470 –
Total Equity Contracts 6,006,325 36,855 5,969,470 –
Total Assets 458,362,076 452,392,606 5,969,470 –
Liabilities Derivatives:
Equity Contracts
Written Options (5,795,335) – (5,795,335) –
Total Liabilities (5,795,335) – (5,795,335) –
Total $ 452,566,741 $ 452,392,606 $ 174,135 $ –

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.6%
Communications - 17.7%
spacing
Alphabet, Inc. Class A  382,898 $ 136,836,258
Amazon.com, Inc. * 393,782 93,854,002
Corning, Inc. 74,896 19,130,685
DoorDash, Inc. Class A * 68,173 12,579,964
Meta Platforms, Inc. Class A  83,035 46,772,785
Space Exploration Technologies Corp.
Class A †* 121,001 20,674,231
Walt Disney Co. 324,708 31,253,145
361,101,070
Consumer, Cyclical - 7.8%
spacing
AutoZone, Inc. * 6,981 22,310,857
Chipotle Mexican Grill, Inc. * 178,848 6,080,832
Lowe's Cos., Inc. 155,148 34,208,583
Marriott International, Inc. Class A  32,651 12,100,134
McDonald's Corp. 97,307 26,303,055
Tesla, Inc. * 54,324 22,848,674
Walmart, Inc. 310,803 35,201,548
159,053,683
Consumer, Non-Cyclical - 10.3%
spacing
AbbVie, Inc. 131,955 33,205,156
Affirm Holdings, Inc. * 108,874 8,878,675
Edwards Lifesciences Corp. * 196,469 17,772,586
Eli Lilly & Co. 34,058 40,850,187
Medtronic PLC 189,882 14,854,469
Mondelez International, Inc. Class A  263,291 15,228,751
Regeneron Pharmaceuticals, Inc. 11,034 6,880,140
Stryker Corp. 82,641 26,018,692
Thermo Fisher Scientific, Inc. 26,346 13,208,831
United Rentals, Inc. 16,100 18,239,529
Vertex Pharmaceuticals, Inc. * 30,681 15,240,173
210,377,189
Energy - 3.0%
spacing
Baker Hughes Co. 719,417 39,927,644
ConocoPhillips 203,168 21,121,345
61,048,989
Financial - 15.2%
spacing
American Express Co. 142,707 48,270,643
Aon PLC Class A  50,665 16,805,074
Arthur J Gallagher & Co. 97,840 22,461,129
Blackstone, Inc. 213,301 25,099,129
Mastercard, Inc. Class A  115,067 59,098,411
Morgan Stanley 170,911 35,727,235
Progressive Corp. 83,654 18,274,216
Prologis, Inc. REIT 101,499 13,750,069
U.S. Bancorp 293,239 17,711,636
Wells Fargo & Co. 622,395 51,434,723
308,632,265
Industrial - 7.6%
spacing
Amphenol Corp. Class A  87,370 15,405,078
Canadian Pacific Kansas City Ltd. (NYSE)
(Canada)  181,888 15,760,595
Carrier Global Corp. 103,526 7,593,632
Deere & Co. 22,236 14,104,962
Eaton Corp. PLC 55,732 23,748,520
Howmet Aerospace, Inc. 98,178 26,396,137
a Shares Value
Northrop Grumman Corp. 30,174 $ 15,367,920
Trane Technologies PLC 37,436 18,387,066
Vulcan Materials Co. 57,646 17,006,147
153,770,057
Technology - 33.8%
spacing
Advanced Micro Devices, Inc. * 80,896 46,993,295
Apple, Inc. 404,591 117,072,452
ASML Holding NV (Netherlands)  12,329 24,527,806
Broadcom, Inc. 223,037 84,252,227
Cadence Design Systems, Inc. * 37,042 13,902,604
Crowdstrike Holdings, Inc. Class A * 21,899 16,712,003
Intuit, Inc. 27,132 7,081,452
Micron Technology, Inc. 57,308 66,150,051
Microsoft Corp. 180,763 67,428,214
NVIDIA Corp. 814,248 162,922,882
NXP Semiconductors NV (Netherlands)  117,262 32,954,140
Oracle Corp. 12,926 1,894,305
Palantir Technologies, Inc. Class A * 142,426 16,616,842
Western Digital Corp. 47,738 30,491,215
688,999,488
Utilities - 4.2%
spacing
American Water Works Co., Inc. 61,742 8,124,012
Entergy Corp. 128,127 14,716,667
NextEra Energy, Inc. 542,344 47,601,533
Southern Co. 148,014 14,166,420
84,608,632
Total Common Stocks
    (Cost $1,730,643,923) 2,027,591,373
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.6%
    (Cost $1,730,643,923) 2,027,591,373
SECURITIES LENDING COLLATERAL - 1.0%
Mutual Funds - 0.4%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 7,219,163 7,219,163
Principal
Amount
Repurchase Agreements - 0.6%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$8,932,417; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $9,111,069) $ 8,931,511 8,931,511

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$4,144,034; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $4,232,388) $ 4,138,032 $ 4,138,032
13,069,543
Total Securities Lending Collateral
(Cost $20,288,706) 20,288,706
a
TOTAL INVESTMENTS - 100.6%
(Cost $1,750,932,629) 2,047,880,079
OTHER ASSETS & LIABILITIES, NET -  (0.6%) (12,737,436)
NET ASSETS - 100.0% $ 2,035,142,643
Technology 33 .8%
Communications 17 .7%
Financial 15 .2%
Consumer, Non-Cyclical 10 .3%
Consumer, Cyclical 7 .8%
Industrial 7 .6%
Utilities 4 .2%
Energy 3 .0%
Others (each less than 3.0%) 1 .0%
100 .6%
Other Assets & Liabilities, Net ( 0 .6% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 2,027,591,373 $ 2,027,591,373 $ – $ –
Securities Lending Collateral 20,288,706 7,219,163 13,069,543 –
Total $ 2,047,880,079 $ 2,034,810,536 $ 13,069,543 $ –

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Blueprint Medicines Corp. - Contingent Value
Rights * ± Ω 4,426 $ 4,382
Centessa Pharmaceuticals PLC - Contingent
Value Rights * 66,528 166,320
Gamida Cell Ltd. - Contingent Value Rights
* ± Ω 334,500 –
170,702
Total Rights
    (Cost $849,762) 170,702
COMMON STOCKS - 100.0%
Basic Materials - 1.8%
spacing
Carpenter Technology Corp. 30,513 18,821,639
Codexis, Inc. * 213,439 482,372
Vale SA ADR (Brazil)  414,403 6,232,621
25,536,632
Communications - 31.0%
spacing
Alphabet, Inc. Class A  491,578 175,675,230
Amazon.com, Inc. * 356,441 84,954,148
AppLovin Corp. Class A * 6,400 3,297,472
Arista Networks, Inc. * 140,763 23,912,818
Baidu, Inc. ADR * (China)  9,800 1,120,042
Corning, Inc. 68,500 17,496,955
eBay, Inc. 32,701 3,654,337
Etsy, Inc. * 63,156 4,757,541
Meta Platforms, Inc. Class A  128,125 72,171,531
Nokia OYJ (Finland)  454,300 6,058,645
Palo Alto Networks, Inc. * 58,025 19,787,685
Robinhood Markets, Inc. Class A * 19,009 1,906,223
Sea Ltd. ADR * (Singapore)  16,200 1,552,446
Shopify, Inc. Class A * (Canada)  195,548 22,327,671
Space Exploration Technologies Corp.
Class A †* 30,000 5,125,800
Tencent Holdings Ltd. (China)  102,697 5,667,082
449,465,626
Consumer, Cyclical - 6.2%
spacing
BYD Co. Ltd. Class H (China)  654,668 6,066,099
Carnival Corp. Ltd. 118,850 3,395,545
Dr. Horton, Inc. 29,739 4,843,888
Dutch Bros, Inc. Class A * 62,100 4,459,401
Ferguson Enterprises, Inc. 32,687 7,801,016
Games Workshop Group PLC (United Kingdom)  14,213 4,072,664
Kering SA (France)  4,300 1,216,327
Kura Sushi USA, Inc. Class A * 25,864 1,488,732
Live Nation Entertainment, Inc. * 61,188 11,204,135
Lowe's Cos., Inc. 99,815 22,008,209
Savers Value Village, Inc. * 209,645 2,115,318
Tesla, Inc. * 48,764 20,510,138
89,181,472
Consumer, Non-Cyclical - 15.1%
spacing
10X Genomics, Inc. Class A * 48,370 1,854,506
Aclaris Therapeutics, Inc. * 19,779 104,631
Align Technology, Inc. * 35,329 5,958,589
Beam Therapeutics, Inc. * 129,052 4,429,065
Bio-Techne Corp. 16,194 1,144,106
a Shares Value
Biogen, Inc. * 69,507 $ 15,017,682
BioNTech SE ADR †* (Germany)  53,528 4,980,780
British American Tobacco PLC ADR †(United
Kingdom)  131,624 8,129,098
Ceribell, Inc. * 14,013 272,553
Corcept Therapeutics, Inc. * 50,585 4,398,366
Cytokinetics, Inc. †* 53,527 4,559,965
Eikon Therapeutics, Inc. * 6,500 84,825
Eli Lilly & Co. 44,250 53,074,778
Gilead Sciences, Inc. 104,022 13,142,140
Hookipa Pharma, Inc. * ± 8,859 10,188
Immuneering Corp. Class A †* 76,219 380,333
Immunocore Holdings PLC ADR †* (United
Kingdom)  25,652 814,451
Janux Therapeutics, Inc. * 21,240 326,246
Kardigan, Inc. * 9,605 229,079
Krystal Biotech, Inc. * 5,799 2,155,314
Legend Biotech Corp. ADR †* 44,147 1,274,965
MaxCyte, Inc. †* 109,790 135,042
Moderna, Inc. †* 45,478 3,184,824
Moody's Corp. 1,533 694,326
Natera, Inc. * 10,016 2,718,843
Newamsterdam Pharma Co. NV †*
(Netherlands)  55,796 1,890,927
Philip Morris International, Inc. 76,784 13,890,993
Pulmonx Corp. * 23,292 30,280
Royalty Pharma PLC Class A  754,963 42,330,775
RxSight, Inc. * 6,776 32,660
Seres Therapeutics, Inc. * 1,430 11,283
Spyre Therapeutics, Inc. * 4,100 363,998
Synlogic, Inc. * 5,323 3,731
Toast, Inc. Class A * 253,613 7,055,514
UCB SA (Belgium)  45,686 13,677,066
UL Solutions, Inc. Class A † 81,395 8,290,895
Vor BioPharma, Inc. * 2,905 53,481
XOMA Royalty Corp. * 33,939 1,442,408
Zevra Therapeutics, Inc. * 87,527 1,255,137
219,403,843
Energy - 0.3%
spacing
Nextpower, Inc. Class A * 36,790 4,383,161
Financial - 3.1%
spacing
Arthur J Gallagher & Co. 39,541 9,077,427
BitMine Immersion Technologies, Inc. 29,227 389,011
Coinbase Global, Inc. Class A * 7,358 1,075,666
Compass, Inc. Class A * 170,800 2,105,964
Figure Technology Solutions, Inc. Class A †* 40,400 1,240,684
Goldman Sachs Group, Inc. 9,202 9,306,627
Interactive Brokers Group, Inc. Class A  35,769 3,113,334
Morgan Stanley 64,042 13,387,340
Rocket Cos., Inc. Class A †* 311,139 4,900,439
44,596,492
Industrial - 5.9%
spacing
Boeing Co. * 1,532 331,632
Chemometec AS (Denmark)  18,524 1,028,795
Deere & Co. 26,321 16,696,200
DroneShield Ltd. * ~ (Australia)  331,189 557,065
Eagle Materials, Inc. 2,971 668,475
Furukawa Electric Co. Ltd. (Japan)  102,000 3,067,872
GE Vernova, Inc. 13,419 15,765,446
General Electric Co. 67,977 25,405,044
Ingersoll Rand, Inc. 74,822 6,134,656

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $4,382 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Loar Holdings, Inc. * 1,245 $ 100,360
Martin Marietta Materials, Inc. 10,202 5,883,493
Simpson Manufacturing Co., Inc. 3,099 648,776
Westinghouse Air Brake Technologies Corp. 35,964 9,695,895
85,983,709
Technology - 36.6%
spacing
Accenture PLC Class A  1,126 140,119
Appfolio, Inc. Class A †* 2,527 405,204
Apple, Inc. 210,855 61,013,003
ASML Holding NV (Netherlands)  14,342 28,532,548
Astera Labs, Inc. * 2,201 1,063,127
BE Semiconductor Industries NV (Netherlands)  22,850 7,546,260
Broadcom, Inc. 107,309 40,535,975
Bullish * (Cayman)  87,996 2,061,746
Cerebras Systems, Inc. Class A †* 5,700 1,259,700
Crowdstrike Holdings, Inc. Class A * 16,000 12,210,240
CyberArk Software Ltd. * (Israel)  6,400 288,000
Figma, Inc. Class A †* 3,300 59,697
Intel Corp. * 98,520 13,756,348
Micron Technology, Inc. 52,551 60,659,094
NVIDIA Corp. 890,222 178,124,520
ROBLOX Corp. Class A * 189,537 10,307,022
SailPoint, Inc. * 8,500 124,440
Samsara, Inc. Class A * 164,123 5,322,509
ServiceTitan, Inc. Class A †* 78,074 5,520,613
SiTime Corp. * 19,151 14,278,220
Synopsys, Inc. * 32,239 14,380,851
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  145,532 69,501,717
Zeta Global Holdings Corp. Class A †* 132,622 2,610,001
Zscaler, Inc. * 6,846 966,313
530,667,267
Total Common Stocks
    (Cost $1,118,257,775) 1,449,218,202
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.0%
    (Cost $1,119,107,537) 1,449,388,904
SECURITIES LENDING COLLATERAL - 3.1%
Mutual Funds - 1.1%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 15,901,044 15,901,044
Principal
Amount
Repurchase Agreements - 2.0%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$19,674,683; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$20,068,187) $ 19,672,688 19,672,688
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$9,127,717; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $9,322,326) $ 9,114,496 $ 9,114,496
28,787,184
Total Securities Lending Collateral
(Cost $44,688,228) 44,688,228
a
TOTAL INVESTMENTS - 103.1%
(Cost $1,163,795,765) 1,494,077,132
OTHER ASSETS & LIABILITIES, NET -  (3.1%) (44,603,519)
NET ASSETS - 100.0% $ 1,449,473,613
Technology 36 .6%
Communications 31 .0%
Consumer, Non-Cyclical 15 .1%
Consumer, Cyclical 6 .2%
Industrial 5 .9%
Securities Lending Collateral 3 .1%
Financial 3 .1%
Others (each less than 3.0%) 2 .1%
103 .1%
Other Assets & Liabilities, Net ( 3 .1% )
100 .0%

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 170,702 $ – $ 166,320 $ 4,382
Common Stocks
Basic Materials 25,536,632 25,536,632 – –
Communications 449,465,626 437,739,899 11,725,727 –
Consumer, Cyclical 89,181,472 70,025,366 19,156,106 –
Consumer, Non-Cyclical 219,403,843 205,716,589 13,677,066 10,188
Energy 4,383,161 4,383,161 – –
Financial 44,596,492 44,596,492 – –
Industrial 85,983,709 81,329,977 4,653,732 –
Technology 530,667,267 522,833,007 7,834,260 –
Total Common Stocks 1,449,218,202 1,392,161,123 57,046,891 10,188
Securities Lending Collateral 44,688,228 15,901,044 28,787,184 –
Total Assets 1,494,077,132 1,408,062,167 86,000,395 14,570
a
Liabilities Due to Custodian (981,467) – (981,467) –
Total Liabilities (981,467) – (981,467) –
Total $ 1,493,095,665 $ 1,408,062,167 $ 85,018,928 $ 14,570

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 47.3%
Basic Materials - 0.9%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,060,000 $ 1,055,663
Chevron Phillips Chemical Co. LLC/Chevron
Phillips Chemical Co. LP
3.700% due 06/01/28 ~ † 2,690,000 2,647,501
Glencore Funding LLC (Australia)
3.875% due 10/27/27 ~ 2,050,000 2,033,254
4.907% due 04/01/28 ~ † 2,188,000 2,198,045
Mosaic Co.
4.050% due 11/15/27 † 2,500,000 2,483,924
10,418,387
Communications - 1.4%
Charter Communications Operating LLC/
Charter Communications Operating Capital
2.250% due 01/15/29  1,690,000 1,574,869
3.750% due 02/15/28  3,310,000 3,246,695
NTT Finance Corp. (Japan)
due 03/31/28 # ~ 2,339,000 2,340,725
4.567% due 07/16/27 ~ 200,000 200,203
4.620% due 07/16/28 ~ 2,370,000 2,364,527
Orange SA (France)
4.000% due 01/13/29 ~ 1,006,000 992,587
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 59,727
3.200% due 03/15/27  4,340,000 4,300,311
Sprint Capital Corp.
6.875% due 11/15/28  1,230,000 1,288,784
16,368,428
Consumer, Cyclical - 4.1%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ † 1,788,000 1,770,930
American Honda Finance Corp.
4.358% (SOFR + 0.730%)
due 08/13/27 § 4,600,000 4,604,731
4.502% (SOFR + 0.870%)
due 07/09/27 § 2,500,000 2,507,688
4.550% due 04/10/28  445,000 444,352
AutoNation, Inc.
4.450% due 01/15/29  2,670,000 2,645,052
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 758,000 761,977
Ford Motor Credit Co. LLC
4.970% due 04/06/29  200,000 198,000
5.800% due 03/05/27  4,500,000 4,523,844
5.850% due 05/17/27  5,450,000 5,492,272
General Motors Financial Co., Inc.
2.350% due 02/26/27  1,500,000 1,480,005
4.750% due 04/06/29  1,630,000 1,629,454
5.000% due 07/15/27  3,500,000 3,520,045
5.400% due 05/08/27  4,580,000 4,615,764
6.000% due 01/09/28  80,000 81,524
Hyundai Capital America
2.750% due 09/27/26 ~ † 4,060,000 4,046,672
4.600% due 04/06/28 ~ 3,160,000 3,155,454
4.750% due 06/18/29 ~ † 1,179,000 1,175,175
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/29 ~ 509,000 507,275
a
Principal
Amount Value
Volkswagen Group of America Finance LLC
(Germany)
5.050% due 03/27/28 ~ $ 3,260,000 $ 3,274,705
46,434,919
Consumer, Non-Cyclical - 3.0%
Augusta SpinCo Corp.
4.398% due 03/23/29  1,839,000 1,826,371
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27  2,600,000 2,575,173
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 1,651,000 1,633,642
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,777,000 2,791,597
Centene Corp.
4.250% due 12/15/27  1,389,000 1,382,407
Constellation Brands, Inc.
3.500% due 05/09/27  2,500,000 2,481,548
CVS Health Corp.
1.300% due 08/21/27  3,290,000 3,174,293
6.250% due 06/01/27  3,110,000 3,158,764
Global Payments, Inc.
4.500% due 11/15/28  1,982,000 1,958,768
HCA, Inc.
3.125% due 03/15/27  2,610,000 2,586,201
4.500% due 02/15/27  2,580,000 2,579,154
5.000% due 03/01/28  800,000 804,679
5.200% due 06/01/28  80,000 80,810
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 2,106,000 2,101,330
6.125% due 07/27/27 ~ 1,000,000 1,015,559
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 1,071,000 1,076,309
Philip Morris International, Inc.
4.290% (SOFR + 0.660%)
due 10/27/28 § 2,514,000 2,518,191
33,744,796
Energy - 2.5%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,560,000 2,546,744
5.000% due 12/15/29  1,422,000 1,436,577
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 ~ † 2,270,000 2,328,012
DCP Midstream Operating LP
5.625% due 07/15/27  1,696,000 1,711,785
Enbridge, Inc. (Canada)
5.250% due 04/05/27  3,190,000 3,208,412
5.300% due 04/05/29  3,440,000 3,497,425
EQT Corp.
3.900% due 10/01/27  2,210,000 2,190,938
MPLX LP
4.125% due 03/01/27  1,500,000 1,496,645
4.250% due 12/01/27  310,000 308,644
ONEOK, Inc.
4.000% due 07/13/27  2,850,000 2,835,584
4.250% due 09/24/27  2,120,000 2,112,730
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  1,642,000 1,581,160
Targa Resources Corp.
4.350% due 01/15/29  218,000 216,386
5.200% due 07/01/27  1,060,000 1,066,807

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Western Midstream Operating LP
6.350% due 01/15/29  $ 2,000,000 $ 2,069,217
28,607,066
Financial - 30.0%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 3,600,000 3,612,794
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.650% due 07/21/27  1,800,000 1,786,300
4.125% due 02/28/29  1,580,000 1,557,372
4.625% due 10/15/27  2,500,000 2,501,644
6.100% due 01/15/27  3,150,000 3,173,601
6.450% due 04/15/27  1,150,000 1,164,852
American Express Co.
5.098% due 02/16/28  2,440,000 2,449,926
5.389% due 07/28/27  40,000 40,026
American Tower Corp.
3.375% due 10/15/26  2,500,000 2,493,247
3.600% due 01/15/28  3,370,000 3,322,923
5.500% due 03/15/28  1,000,000 1,014,447
ARES Strategic Income Fund
4.850% due 01/15/29 † 1,703,000 1,668,611
5.450% due 09/09/28 † 1,800,000 1,782,660
5.700% due 03/15/28  2,514,000 2,511,177
Arthur J Gallagher & Co.
4.600% due 12/15/27  1,385,000 1,387,836
Athene Global Funding
4.587% (SOFR + 0.950%)
due 04/19/27 ~ § 1,300,000 1,302,315
4.950% due 01/07/27 ~ 2,100,000 2,103,121
5.133% due 06/01/29 ~ † 1,164,000 1,166,493
5.516% due 03/25/27 ~ 2,120,000 2,132,390
Athene Holding Ltd.
4.125% due 01/12/28  2,100,000 2,080,604
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 01/15/28 ~ 4,025,000 4,035,359
6.375% due 05/04/28 ~ 3,410,000 3,498,984
Bank of America Corp.
3.705% due 04/24/28  2,620,000 2,602,593
3.824% due 01/20/28  3,580,000 3,567,644
4.948% due 07/22/28  3,580,000 3,595,151
5.819% due 09/15/29  2,940,000 3,008,883
5.933% due 09/15/27  2,460,000 2,467,312
Bank of Montreal (Canada)
4.567% due 09/10/27  2,620,000 2,620,634
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  2,300,000 2,272,155
4.398% (SOFR + 0.760%)
due 09/15/28 § † 3,240,000 3,246,932
4.404% due 09/08/28 † 3,760,000 3,755,293
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 198,270
4.837% due 09/10/28  1,020,000 1,021,901
5.501% due 08/09/28  3,150,000 3,178,401
5.674% due 03/12/28 † 2,400,000 2,419,600
5.690% due 03/12/30  900,000 918,848
6.496% due 09/13/27  2,400,000 2,409,017
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 59,265
BNP Paribas SA (France)
4.792% due 05/09/29 ~ † 3,250,000 3,253,342
Brown & Brown, Inc.
4.600% due 12/23/26  749,000 749,468
a
Principal
Amount Value
4.700% due 06/23/28 † $ 417,000 $ 416,970
Canadian Imperial Bank of Commerce
(Canada)
4.857% due 03/30/29 † 2,630,000 2,640,843
Capital One Financial Corp.
1.878% due 11/02/27  2,560,000 2,536,550
4.927% due 05/10/28  1,070,000 1,072,666
7.149% due 10/29/27  3,070,000 3,094,705
Citigroup, Inc.
3.070% due 02/24/28  3,000,000 2,972,012
3.887% due 01/10/28  1,620,000 1,614,647
5.174% due 02/13/30  3,320,000 3,355,827
Citizens Bank NA
4.575% due 08/09/28  4,320,000 4,319,998
Corebridge Financial, Inc.
3.650% due 04/05/27  2,560,000 2,543,809
Corebridge Global Funding
4.250% due 08/21/28 ~ 1,000,000 990,306
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 994,377
4.298% due 04/01/28 ~ † 3,300,000 3,296,284
5.427% due 03/01/28 ~ 2,260,000 2,274,609
5.705% due 03/01/30 ~ 1,220,000 1,248,156
Deutsche Bank AG (Germany)
2.552% due 01/07/28  2,500,000 2,475,446
5.373% due 01/10/29  1,650,000 1,666,409
5.706% due 02/08/28  4,150,000 4,179,972
6.819% due 11/20/29 † 2,000,000 2,092,372
7.146% due 07/13/27  150,000 150,123
Equitable America Global Funding
4.650% due 06/09/28 ~ 3,714,000 3,707,276
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 59,940
1.400% due 08/27/27 ~ 2,420,000 2,333,883
4.875% due 11/19/27 ~ † 3,000,000 3,009,982
First-Citizens Bank & Trust Co.
5.097% due 07/13/29  1,831,000 1,833,704
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ † 1,282,000 1,311,017
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,060,000 2,044,068
2.640% due 02/24/28  2,060,000 2,035,366
3.691% due 06/05/28  2,060,000 2,042,741
4.148% due 01/21/29  2,210,000 2,191,310
HPS Corporate Lending Fund
4.900% due 09/11/28  778,000 762,697
5.150% due 04/02/29 ~ † 1,855,000 1,817,287
5.300% due 06/05/27  1,023,000 1,024,012
5.450% due 01/14/28  2,000,000 1,992,984
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  4,200,000 4,155,996
5.597% due 05/17/28  2,970,000 2,996,185
5.887% due 08/14/27  2,600,000 2,603,799
7.390% due 11/03/28  3,000,000 3,106,801
Huntington Bancshares, Inc.
4.443% due 08/04/28  2,500,000 2,495,894
Huntington National Bank
4.353% (SOFR + 0.720%)
due 04/12/28 § 1,981,000 1,981,950
4.871% due 04/12/28  1,600,000 1,603,344
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 390,000 387,464
5.000% due 06/29/30 ~ † 1,874,000 1,876,469

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Jackson Financial, Inc.
5.170% due 06/08/27  $ 120,000 $ 120,494
Jackson National Life Global Funding
4.603% (SOFR + 0.970%)
due 01/14/28 ~ § 4,500,000 4,494,921
4.900% due 01/13/27 ~ 1,978,000 1,981,749
5.550% due 07/02/27 ~ 1,150,000 1,160,674
JPMorgan Chase & Co.
2.069% due 06/01/29  2,770,000 2,641,163
2.182% due 06/01/28 † 3,670,000 3,593,741
2.947% due 02/24/28 † 4,100,000 4,059,253
4.408% due 04/23/30  2,600,000 2,578,223
5.012% due 01/23/30  2,480,000 2,497,101
6.070% due 10/22/27  1,060,000 1,065,203
Lloyds Banking Group PLC (United Kingdom)
4.818% due 06/13/29  1,720,000 1,722,599
5.462% due 01/05/28  2,770,000 2,784,329
5.871% due 03/06/29  2,250,000 2,293,736
LPL Holdings, Inc.
4.900% due 04/03/28  833,000 833,726
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.592% due 04/18/30  1,930,000 1,920,781
Mizuho Financial Group, Inc. (Japan)
due 07/13/30 # 3,450,000 3,445,220
1.554% due 07/09/27  3,880,000 3,877,342
5.414% due 09/13/28  2,500,000 2,526,659
Morgan Stanley
3.591% due 07/22/28 § 4,580,000 4,530,292
3.772% due 01/24/29  4,500,000 4,439,436
5.173% due 01/16/30  3,100,000 3,128,309
5.656% due 04/18/30  3,440,000 3,514,540
Morgan Stanley Private Bank NA
4.408% (SOFR + 0.780%)
due 11/17/28 § 3,000,000 3,006,924
Nationwide Building Society (United Kingdom)
6.557% due 10/18/27 ~ 1,590,000 1,599,097
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28 † 2,090,000 2,063,637
4.735% (SOFR + 1.100%)
due 05/23/29 § 2,440,000 2,455,924
4.892% due 05/18/29  2,800,000 2,808,032
5.583% due 03/01/28  3,500,000 3,525,672
PNC Financial Services Group, Inc.
4.618% due 10/26/29  2,760,000 2,753,740
5.102% due 07/23/27  2,500,000 2,500,737
5.300% due 01/21/28  3,460,000 3,474,953
6.615% due 10/20/27  2,500,000 2,515,930
Principal Life Global Funding II
4.650% due 05/18/29 ~ 3,240,000 3,231,424
Regions Bank
4.755% due 07/27/29 † 1,234,000 1,234,566
RGA Global Funding
4.350% due 08/25/28 ~ † 2,450,000 2,430,541
6.000% due 11/21/28 ~ † 1,710,000 1,755,456
Royal Bank of Canada (Canada)
4.327% (SOFR + 0.700%)
due 11/03/28 § 4,600,000 4,608,158
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ † 2,625,000 2,631,501
Sixth Street Lending Partners
6.500% due 03/11/29 † 1,000,000 1,021,303
Societe Generale SA (France)
due 07/07/29 # ~ 2,300,000 2,299,762
a
Principal
Amount Value
5.249% due 05/22/29 ~ $ 2,220,000 $ 2,236,431
5.500% due 04/13/29 ~ 1,876,000 1,897,027
Standard Chartered PLC (United Kingdom)
4.299% due 01/13/30 ~ 1,237,000 1,221,476
6.301% due 01/09/29 ~ 2,120,000 2,167,822
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/28 ~ 1,333,000 1,323,695
Sumisho Air Lease Corp.
2.200% due 01/15/27  1,640,000 1,619,180
4.400% due 03/24/28 ~ 2,215,000 2,203,900
4.500% due 03/24/29 ~ 322,000 319,347
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  2,500,000 2,494,432
5.532% due 07/17/26  40,000 40,027
Truist Financial Corp.
1.125% due 08/03/27  1,800,000 1,738,740
4.123% due 06/06/28  1,000,000 996,297
4.873% due 01/26/29  3,960,000 3,977,607
5.435% due 01/24/30  80,000 81,346
U.S. Bancorp
5.384% due 01/23/30  1,340,000 1,362,937
6.787% due 10/26/27  2,460,000 2,478,184
U.S. Bank NA
4.538% (SOFR + 0.910%)
due 05/15/28 § 2,200,000 2,206,896
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 2,100,000 2,092,673
3.869% due 01/12/29 ~ 2,000,000 1,977,313
4.703% due 08/05/27 ~ 2,160,000 2,160,017
VICI Properties LP
4.750% due 02/15/28  2,220,000 2,219,945
4.750% due 04/01/28  132,000 131,931
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 3,950,000 3,942,742
Wells Fargo & Co.
2.393% due 06/02/28  4,470,000 4,381,680
3.526% due 03/24/28  1,710,000 1,697,642
4.900% due 01/24/28  2,768,000 2,774,494
5.707% due 04/22/28  3,480,000 3,511,775
6.303% due 10/23/29  2,160,000 2,234,663
Western-Southern Global Funding
4.250% due 01/29/29 ~ 2,100,000 2,075,641
342,134,349
Industrial - 1.4%
Amrize Finance U.S. LLC
4.600% due 04/07/27  706,000 706,983
Boeing Co.
2.700% due 02/01/27  2,600,000 2,571,937
5.040% due 05/01/27  3,830,000 3,841,452
6.259% due 05/01/27  820,000 831,026
CNH Industrial Capital LLC
1.450% due 07/15/26  2,660,000 2,657,092
4.500% due 10/08/27  3,000,000 2,998,853
Ingersoll Rand, Inc.
5.197% due 06/15/27  2,460,000 2,475,371
16,082,714
Technology - 1.4%
Dell International LLC/EMC Corp.
4.150% due 02/15/29  2,067,000 2,043,310
4.900% due 10/01/26  2,060,000 2,060,882
5.250% due 02/01/28  1,750,000 1,769,294

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Fiserv, Inc.
5.450% due 03/02/28  $ 1,000,000 $ 1,010,149
Leidos, Inc.
4.100% due 03/15/29  1,452,000 1,428,498
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  1,299,000 1,289,610
Oracle Corp.
4.738% (SOFR + 1.110%)
due 02/04/29 § 4,100,000 4,097,822
4.800% due 08/03/28  1,720,000 1,716,689
15,416,254
Utilities - 2.6%
AES Corp.
5.200% due 07/15/29  157,000 157,922
5.450% due 06/01/28 † 2,560,000 2,588,979
DTE Energy Co.
4.875% due 06/01/28  1,520,000 1,526,877
Duke Energy Corp.
4.850% due 01/05/29  1,350,000 1,358,052
Duquesne Light Holdings, Inc.
3.616% due 08/01/27 ~ † 600,000 593,335
Emera U.S. Finance LLC
4.500% due 04/01/29  3,427,000 3,404,076
ENEL Finance International NV (Italy)
3.500% due 04/06/28 ~ 4,100,000 4,024,695
4.125% due 09/30/28 ~ 701,000 692,765
FirstEnergy Corp.
3.900% due 07/15/27  4,120,000 4,097,331
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  1,110,000 1,112,848
NiSource, Inc.
5.250% due 03/30/28  2,060,000 2,083,566
Pacific Gas & Electric Co.
2.100% due 08/01/27 † 2,500,000 2,434,765
5.450% due 06/15/27  100,000 100,784
Pinnacle West Capital Corp.
4.900% due 05/15/28  345,000 346,357
Southern Co.
5.500% due 03/15/29 † 2,940,000 3,007,146
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 2,519,000 2,522,821
30,052,319
Total Corporate Bonds & Notes
    (Cost $539,109,462) 539,259,232
MORTGAGE-BACKED SECURITIES - 3.4%
Collateralized Mortgage Obligations - Commercial - 3.2%
ALA Trust
5.369% (SOFR + 1.743%)
due 06/15/40 ~ § 1,610,000 1,619,360
ARES Commercial Mortgage Trust
4.875% (SOFR + 1.250%)
due 02/15/43 ~ § 306,000 306,393
Benchmark Mortgage Trust
3.042% due 08/15/52  1,143,303 1,119,953
BLP Commercial Mortgage Trust
4.968% (SOFR + 1.342%)
due 03/15/41 ~ § 331,803 332,480
a
Principal
Amount Value
Bridge Commercial Mortgage Trust
4.850% (SOFR + 1.250%)
due 06/15/39 ~ § $ 3,002,000 $ 3,010,662
BX Commercial Mortgage Trust
4.825% (SOFR + 1.200%)
due 03/15/43 ~ § 1,019,024 1,020,295
4.918% (SOFR + 1.293%)
due 12/15/39 ~ § 1,432,540 1,436,618
4.975% (SOFR + 1.350%)
due 04/15/43 ~ § 729,000 730,485
5.005% (SOFR + 1.380%)
due 04/15/43 ~ § 915,324 919,445
5.017% (SOFR + 1.392%)
due 03/15/41 ~ § 1,394,418 1,397,741
5.067% (SOFR + 1.442%)
due 02/15/39 ~ § 1,092,743 1,096,033
5.069% (SOFR + 1.443%)
due 04/15/40 ~ § 1,142,369 1,144,475
BX Trust
due 07/15/43 # ~ § 1,040,000 1,041,300
4.769% (SOFR + 1.144%)
due 03/15/30 ~ § 3,310,220 3,307,349
4.775% (SOFR + 1.150%)
due 02/15/35 ~ § 1,487,000 1,484,992
4.825% (SOFR + 1.200%)
due 05/15/38 ~ § 1,650,321 1,656,478
5.019% (SOFR + 1.393%)
due 03/15/30 ~ § 238,097 237,793
5.067% (SOFR + 1.442%)
due 04/15/41 ~ § 982,212 984,617
5.116% (SOFR + 1.491%)
due 04/15/37 ~ § 39,648 39,698
CD Mortgage Trust
2.622% due 08/10/49  11 11
DBGS Mortgage Trust
4.302% due 10/15/51  951,236 949,025
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 100,357
Extended Stay America Trust
4.825% (SOFR + 1.200%)
due 02/15/43 ~ § 2,083,711 2,088,828
4.925% (SOFR + 1.300%)
due 10/15/42 ~ § 1,112,419 1,116,176
GS Mortgage Securities Trust
4.106% due 07/10/51 § 58,569 58,304
HAVN Trust
5.325% (SOFR + 1.700%)
due 10/15/35 ~ § 320,000 320,514
Hilton USA Trust
4.333% due 11/05/38 ~ § 554,000 552,905
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  21,073 21,010
Morgan Stanley Capital I Trust
1.925% due 07/15/53  2,292,925 2,154,196
4.238% due 10/15/51 § 899,319 896,231
PLYM Commercial Mortgage Trust
4.875% (SOFR + 1.250%)
due 03/15/43 ~ § 1,520,000 1,522,905
5.075% (SOFR + 1.450%)
due 03/15/43 ~ § 163,000 163,295
TCO Commercial Mortgage Trust
4.868% (SOFR + 1.243%)
due 12/15/39 ~ § 1,060,000 1,061,359

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Wells Fargo Commercial Mortgage Trust
3.063% due 12/15/52  $ 39,471 $ 38,553
3.933% due 03/15/52  2,087,889 2,068,821
5.270% due 03/15/38 ~ § 464,000 462,052
36,460,709
Collateralized Mortgage Obligations - Residential - 0.2%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 85,643 84,827
OBX Trust
5.364% due 03/25/63 ~ § 1,460,101 1,459,645
OLIT Trust
3.000% due 11/25/38 ~ § 119,770 117,050
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 213,421 209,444
3.000% due 06/25/39 ~ § 328,000 321,301
2,192,267
Total Mortgage-Backed Securities
    (Cost $38,484,348) 38,652,976
ASSET-BACKED SECURITIES - 18.9%
Automobile Other - 1.3%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 760,000 748,186
Exeter Automobile Receivables Trust
4.400% due 05/15/30  1,350,000 1,348,749
4.700% due 03/17/31  1,830,000 1,828,137
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  655,000 657,507
5.480% due 04/15/29 ~ 2,050,000 2,065,325
GMF Floorplan Owner Revolving Trust
4.343% (SOFR + 0.750%)
due 03/15/29 ~ § 135,000 135,312
4.790% due 03/15/29 ~ 753,000 754,373
4.910% due 03/15/30 ~ 1,265,000 1,270,189
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,620,000 1,624,655
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,164,321 1,170,087
5.038% due 07/25/31 ~ 107,822 108,440
5.121% due 12/29/32 ~ 830,391 834,475
5.185% due 07/25/31 ~ 452,384 454,746
Volkswagen Auto Lease Trust
4.010% due 01/22/29  2,125,000 2,118,555
15,118,736
Automobile Sequential - 7.7%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 2,065,000 2,063,302
4.590% due 03/15/34 ~ 1,341,462 1,343,991
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 1,100,000 1,084,608
4.770% due 02/20/29 ~ 2,750,000 2,757,776
4.800% due 08/20/29 ~ 305,000 305,263
4.820% due 04/20/31 ~ 280,000 280,472
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,695,000 1,697,622
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  46,749 46,884
CarMax Auto Owner Trust
3.970% due 12/16/30  2,150,000 2,132,339
a
Principal
Amount Value
4.110% due 08/15/29  $ 2,185,000 $ 2,181,256
4.840% due 01/15/30  70,000 70,366
CarMax Select Receivables Trust
4.640% due 12/16/30  785,000 785,771
Carvana Auto Receivables Trust
4.040% due 11/11/30  2,010,000 2,000,479
4.550% due 08/12/30  3,215,000 3,221,068
4.640% due 01/10/30  1,334,373 1,337,064
Chesapeake Funding II LLC (Canada)
5.520% due 05/15/36 ~ 547,774 551,236
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 2,450,000 2,444,895
4.510% due 02/22/28 ~ 1,639,169 1,641,002
4.820% due 02/20/29 ~ 1,225,000 1,231,210
5.060% due 03/20/31 ~ 150,000 151,274
5.160% due 09/20/30 ~ 2,950,000 2,975,972
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 1,166,322 1,166,724
Ford Credit Auto Owner Trust
1.530% due 05/15/34 ~ 2,000,000 1,980,665
4.450% due 10/15/29  2,550,000 2,554,584
4.610% due 08/15/29  30,000 30,098
Ford Credit Floorplan Master Owner Trust A
4.343% (SOFR + 0.750%)
due 04/15/29 ~ § 2,635,000 2,642,707
4.630% due 04/15/30  1,305,000 1,309,507
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  3,270,000 3,276,591
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 149,185
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,569
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  2,575,000 2,582,886
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 1,075,000 1,078,277
Hyundai Auto Receivables Trust
4.360% due 12/17/29  2,290,000 2,291,582
Mercedes-Benz Auto Lease Trust
5.320% due 02/15/30  2,500,000 2,515,179
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  50,000 50,234
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 855,000 854,250
Nissan Master Owner Trust Receivables
5.050% due 02/15/29 ~ 2,000,000 2,008,924
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 1,373,070 1,374,574
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  250,000 250,390
4.740% due 01/16/29  236,361 236,668
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 1,450,000 1,451,724
4.750% due 07/22/30 ~ 3,870,000 3,885,578
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 3,833,000 3,810,456
4.210% due 01/22/29 ~ 2,150,000 2,146,000
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 4,480,000 4,466,106
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 2,235,000 2,239,880

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
USB Auto Owner Trust
4.490% due 06/17/30 ~ $ 590,000 $ 590,932
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  125,000 125,448
Volkswagen Credit Auto Master Trust
4.710% due 05/20/31 ~ 2,120,000 2,130,049
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 1,570,000 1,559,001
4.410% due 05/18/40 ~ 2,382,398 2,380,099
4.570% due 01/18/40 ~ 3,170,515 3,176,390
Wheels Fleet Lease Funding LLC
4.300% due 04/18/39 ~ 750,000 748,648
World Omni Auto Receivables Trust
4.730% due 03/15/30  1,380,000 1,385,460
World Omni Select Auto Trust
4.080% due 08/15/31  355,000 352,884
87,206,099
Credit Card Bullet - 0.5%
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 3,300,000 3,317,975
5.530% due 05/15/29 ~ 2,200,000 2,207,322
5,525,297
Other Asset-Backed Securities - 9.4%
Affirm Asset Securitization Trust
4.270% due 04/15/31 ~ 2,785,355 2,784,612
4.450% due 10/15/30 ~ 1,584,155 1,585,411
Affirm Master Trust
4.370% due 02/15/34 ~ 1,445,000 1,437,760
4.990% due 02/15/33 ~ 1,601,000 1,607,529
AGL CLO 17 Ltd. (Cayman)
4.622% (SOFR + 0.950%)
due 01/21/35 ~ § 500,000 499,527
AIMCO CLO (Cayman)
4.880% (SOFR + 1.200%)
due 04/16/37 ~ § 2,100,000 2,103,676
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 935,477 938,708
ARES LIV CLO Ltd. (Cayman)
4.773% (SOFR + 1.100%)
due 07/15/38 ~ § 1,457,500 1,458,740
ARES XXXIV CLO Ltd. (Cayman)
4.680% (SOFR + 1.000%)
due 07/17/38 ~ § 1,774,286 1,775,371
Bain Capital Credit CLO Ltd. (Cayman)
4.814% (SOFR + 1.150%)
due 04/22/35 ~ § 2,000,000 2,001,813
4.825% (SOFR + 1.150%)
due 04/20/34 ~ § 2,440,000 2,442,631
Barings CLO Ltd. (Cayman)
4.815% (SOFR + 1.140%)
due 01/20/36 ~ § 4,100,000 4,102,661
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 1,970,317 1,974,678
Benefit Street Partners CLO XXII Ltd. (Cayman)
4.825% (SOFR + 1.150%)
due 04/20/35 ~ § 500,000 500,255
Buckhorn Park CLO Ltd. (Cayman)
4.745% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,118
CCG Receivables Trust
4.480% due 10/14/32 ~ 109,876 110,015
Dell Equipment Finance Trust
5.390% due 03/22/30 ~ 563,402 565,669
a
Principal
Amount Value
Dext ABS LLC
4.230% due 04/15/36 ~ $ 100,000 $ 99,552
4.590% due 08/16/27 ~ 179,362 179,521
4.770% due 08/15/35 ~ 815,000 817,895
DLLAA LLC
4.950% due 09/20/29 ~ 1,945,000 1,958,088
DLLAD LLC
5.300% due 07/20/29 ~ 150,000 151,449
DLLMT LLC
4.030% due 07/20/28 ~ 550,000 548,769
4.200% due 12/20/29 ~ 280,000 278,213
4.840% due 08/21/28 ~ 699,780 701,793
Dryden 108 CLO Ltd. (Jersey)
due 07/18/37 # ~ § 3,450,000 3,450,000
Dryden 68 CLO Ltd. (Cayman)
4.773% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,113
Dryden 75 CLO Ltd. (Cayman)
4.713% (SOFR + 1.040%)
due 04/14/34 ~ § 1,600,000 1,600,761
Flatiron CLO 19 Ltd. (Cayman)
4.829% (SOFR + 1.180%)
due 11/16/34 ~ § 1,313,217 1,314,501
Flatiron CLO 23 LLC
4.920% (SOFR + 1.240%)
due 04/17/36 ~ § 2,120,000 2,121,619
Flatiron RR CLO 22 LLC
4.583% (SOFR + 0.910%)
due 10/15/34 ~ § 2,400,000 2,397,997
FTAI MRE Cayman Ltd. (Cayman)
5.632% due 06/15/51 ~ 570,000 570,262
Green Lakes Park CLO LLC
4.617% (SOFR + 0.950%)
due 01/25/38 ~ § 816,667 817,117
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 1,078,659 1,078,270
4.930% due 06/25/60 ~ 496,038 497,051
Harriman Park CLO Ltd. (Cayman)
4.675% (SOFR + 1.000%)
due 07/20/38 ~ § 750,000 750,397
Hartwick Park CLO Ltd. (Jersey)
4.835% (SOFR + 1.160%)
due 01/20/37 ~ § 750,000 750,489
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 1,321,646 1,325,022
Invesco CLO Ltd. (Cayman)
4.744% (SOFR + 1.080%)
due 10/22/34 ~ § 2,100,000 2,101,796
Juniper Valley Park CLO Ltd. (Jersey)
4.755% (SOFR + 1.080%)
due 07/20/36 ~ § 2,150,000 2,150,538
Kubota Credit Owner Trust
4.480% due 04/17/28 ~ 1,594,903 1,596,790
4.670% due 06/15/29 ~ 3,240,000 3,250,160
5.260% due 11/15/28 ~ 142,174 143,174
M&T Equipment Notes
4.700% due 12/16/27 ~ 632,805 633,952
Madison Park Funding XLV Ltd. (Cayman)
4.753% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,266
Madison Park Funding XXVII Ltd. (Cayman)
4.575% (SOFR + 0.900%)
due 04/20/38 ~ § 1,609,375 1,610,229

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Magnetite XXI Ltd. (Cayman)
4.611% (SOFR + 0.980%)
due 04/20/34 ~ § $ 4,000,000 $ 4,001,030
Magnetite XXIII Ltd. (Cayman)
4.657% (SOFR + 0.990%)
due 01/25/35 ~ § 1,800,000 1,801,423
Magnetite XXVI Ltd. (Cayman)
4.567% (SOFR + 0.900%)
due 01/25/38 ~ § 1,086,667 1,087,279
Marlette Funding Trust
4.750% due 07/16/35 ~ 17,846 17,855
4.950% due 07/16/35 ~ 2,000,000 2,000,106
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 2,000,000 2,014,741
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
4.706% (SOFR + 1.040%)
due 07/23/36 ~ § 4,000,000 4,002,789
Oaktree CLO Ltd. (Cayman)
4.643% (SOFR + 0.970%)
due 01/15/35 ~ § 1,000,000 1,000,809
Octagon 57 Ltd. (Cayman)
4.743% (SOFR + 1.070%)
due 10/15/34 ~ § 1,900,000 1,900,972
OHA Credit Funding 22 Ltd. (Cayman)
5.005% (SOFR + 1.330%)
due 07/20/38 ~ § 1,553,000 1,554,170
Oportun Issuance Trust
4.320% due 01/09/34 ~ 205,000 203,171
4.490% due 07/08/33 ~ 505,000 502,585
4.880% due 05/09/33 ~ 1,115,000 1,114,435
Palmer Square Loan Funding Ltd. (Cayman)
4.451% (SOFR + 0.800%)
due 02/15/33 ~ § 496,532 496,043
4.613% (SOFR + 0.940%)
due 07/15/33 ~ § 2,065,641 2,065,640
4.660% (SOFR + 0.950%)
due 01/15/34 ~ § 950,000 950,119
4.823% (SOFR + 1.150%)
due 01/15/33 ~ § 1,988,000 1,984,528
PEAC Solutions Receivables LLC
4.390% due 07/20/33 ~ 130,000 129,072
4.940% due 10/20/28 ~ 217,315 217,923
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 588,027 583,994
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 1,229,191 1,234,080
RCKT Trust
4.480% due 11/27/34 ~ 150,428 150,525
4.900% due 07/25/34 ~ 51,729 51,807
Reach ABS Trust
4.340% due 02/15/35 ~ 545,225 544,782
4.930% due 08/18/32 ~ 317,995 318,670
RKTL Trust
4.070% due 02/26/35 ~ 1,582,950 1,579,844
4.330% due 02/26/35 ~ 1,150,000 1,140,401
Sixth Street CLO XIX Ltd. (Cayman)
4.680% (SOFR + 1.000%)
due 07/17/38 ~ § 476,667 476,964
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 1,290,736 1,289,450
4.470% due 08/15/34 ~ 239,690 239,785
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 3,200,000 3,213,316
a
Principal
Amount Value
Upstart Securitization Trust
4.600% due 09/20/35 ~ $ 1,526,343 $ 1,525,313
Valley Stream Park CLO Ltd. (Jersey)
4.865% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 250,254
Verdant Receivables LLC
4.850% due 03/13/28 ~ 164,095 164,458
Verizon Master Trust
4.510% due 03/20/30  1,925,000 1,928,798
4.620% due 11/20/30  270,000 271,154
4.710% due 01/21/31  1,935,000 1,946,752
Voya CLO Ltd. (Cayman)
4.625% (SOFR + 0.950%)
due 04/20/38 ~ § 1,661,538 1,662,497
4.675% (SOFR + 1.000%)
due 01/20/38 ~ § 1,678,571 1,679,557
106,832,049
Total Asset-Backed Securities
    (Cost $214,666,572) 214,682,181
U.S. TREASURY OBLIGATIONS - 9.9%
U.S. Treasury Notes - 9.9%
3.500% due 09/30/26 ‡ 56,347,000 56,299,873
4.250% due 03/15/27 ‡ 55,963,500 56,059,917
112,359,790
Total U.S. Treasury Obligations
    (Cost $112,345,073) 112,359,790
SHORT-TERM INVESTMENTS - 17.1%
U.S. Treasury Bills - 17.1%
3.874% due 10/29/26  50,000,000 49,373,958
3.875% due 11/12/26 ‡ 72,800,000 71,783,562
3.977% due 12/24/26  75,000,000 73,595,056
194,752,576
Total Short-Term Investments
(Cost $194,828,842) 194,752,576
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.6%
    (Cost $1,099,434,297) 1,099,706,755
Shares
SECURITIES LENDING COLLATERAL - 4.5%
Mutual Funds - 1.6%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 18,504,508 18,504,508

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $22,171,693 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
(d) As of June 30, 2026, swap agreements outstanding were as follows:
Principal
Amount Value
Repurchase Agreements - 2.9%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$22,896,001; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$23,353,934) $ 22,893,680 $ 22,893,680
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$10,622,191; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $10,848,663) 10,606,805 10,606,805
33,500,485
Total Securities Lending Collateral
(Cost $52,004,993) 52,004,993
a
TOTAL INVESTMENTS - 101.1%
(Cost $1,151,439,290) 1,151,711,748
DERIVATIVES - (0.8%) (9,355,373)
OTHER ASSETS & LIABILITIES, NET -  (0.3%) (2,653,905)
NET ASSETS - 100.0% $ 1,139,702,470
Corporate Bonds & Notes 47 .3%
Asset-Backed Securities 18 .9%
Short-Term Investments 17 .1%
U.S. Treasury Obligations 9 .9%
Securities Lending Collateral 4 .5%
Mortgage-Backed Securities 3 .4%
101 .1%
Derivatives ( 0 .8% )
Other Assets & Liabilities, Net ( 0 .3% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/26 120 $ 44,998,216 $ 45,289,500 $ 291,284
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/26 210 43,343,311 43,287,891 55,420
Total Futures Contracts $ 346,704
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return Index SOFR + 0.840% S CIT 07/15/26 $ 249,390,299 ( $ 2,202,785 ) $ – ( $ 2,202,785 )
S&P 500 Total Return Index SOFR + 0.820% S BRC 10/15/26 216,569,563 (1,911,086) – (1,911,086)
S&P 500 Total Return Index SOFR + 0.630% S BRC 01/15/27 87,060,255 (761,358) – (761,358)
S&P 500 Total Return Index SOFR + 0.830% S JPM 01/15/27 234,474,854 (2,070,065) – (2,070,065)
S&P 500 Total Return Index SOFR + 0.630% S JPM 04/15/27 315,234,473 (2,756,783) – (2,756,783)
( $ 9,702,077 ) $ – ( $ 9,702,077 )
Total Swap Agreements ( $ 9,702,077 ) $ – ( $ 9,702,077 )

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
(e) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (9,702,077)
$ – ( $ 9,702,077 )
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 539,259,232 $ – $ 539,259,232 $ –
Mortgage-Backed Securities 38,652,976 – 38,652,976 –
Asset-Backed Securities 214,682,181 – 214,682,181 –
U.S. Treasury Obligations 112,359,790 – 112,359,790 –
Short-Term Investments 194,752,576 – 194,752,576 –
Securities Lending Collateral 52,004,993 18,504,508 33,500,485 –
Derivatives:
Equity Contracts
Futures 291,284 291,284 – –
Interest Rate Contracts
Futures 55,420 55,420 – –
Total Asset - Derivatives 346,704 346,704 – –
Total Assets 1,152,058,452 18,851,212 1,133,207,240 –
Liabilities Derivatives:
Equity Contracts
Swaps (9,702,077) – (9,702,077) –
Total Liabilities (9,702,077) – (9,702,077) –
Total $ 1,142,356,375 $ 18,851,212 $ 1,123,505,163 $ –

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.3%
Basic Materials - 3.0%
spacing
Freeport-McMoRan, Inc. 161,915 $ 10,182,834
International Paper Co. 221,773 8,449,551
Newmont Corp. 148,537 13,873,356
32,505,741
Communications - 13.5%
spacing
Alphabet, Inc. Class A  44,916 16,051,631
Amazon.com, Inc. * 222,042 52,921,490
AT&T, Inc. 480,763 9,951,794
Cisco Systems, Inc. 275,914 32,408,858
EchoStar Corp. Class A †* 18,977 1,926,166
Meta Platforms, Inc. Class A  9,052 5,098,901
Omnicom Group, Inc. 220,595 16,065,934
Walt Disney Co. 136,497 13,137,836
147,562,610
Consumer, Cyclical - 7.7%
spacing
Cummins, Inc. 11,784 8,404,467
Delta Air Lines, Inc. 249,064 23,327,334
Dolby Laboratories, Inc. Class A  113,015 5,942,329
Ferguson Enterprises, Inc. 24,854 5,898,600
Ford Motor Co. 470,779 6,543,828
General Motors Co. 97,437 7,510,444
Las Vegas Sands Corp. 90,287 4,170,357
Lowe's Cos., Inc. 48,711 10,740,288
Target Corp. 90,489 11,818,768
84,356,415
Consumer, Non-Cyclical - 20.7%
spacing
Agilent Technologies, Inc. 68,331 9,076,407
Alcon AG † 82,790 5,555,209
Bristol-Myers Squibb Co. 151,208 8,712,605
Bunge Global SA 68,628 7,324,667
Coca-Cola Co. 197,982 16,089,997
Colgate-Palmolive Co. 234,273 21,478,149
Edwards Lifesciences Corp. * 62,259 5,631,949
Elevance Health, Inc. 46,405 17,946,206
Estee Lauder Cos., Inc. Class A  96,721 7,636,123
Gilead Sciences, Inc. 71,353 9,014,738
Jazz Pharmaceuticals PLC * 23,965 5,774,846
Johnson & Johnson 119,760 30,415,447
Medtronic PLC 75,467 5,903,783
Pfizer, Inc. 379,401 9,135,976
Philip Morris International, Inc. 92,665 16,764,025
Thermo Fisher Scientific, Inc. 34,181 17,136,986
UnitedHealth Group, Inc. 79,438 33,016,816
226,613,929
Energy - 7.1%
spacing
ConocoPhillips 49,936 5,191,347
Diamondback Energy, Inc. 58,789 10,333,930
EQT Corp. 137,562 7,314,171
Marathon Petroleum Corp. 50,959 13,028,687
Occidental Petroleum Corp. 156,680 7,609,948
Phillips 66 75,551 12,771,897
SLB Ltd. 456,971 21,244,582
77,494,562
Financial - 22.8%
spacing
American International Group, Inc. 92,303 6,879,343
a Shares Value
Aon PLC Class A  46,969 $ 15,579,148
Assurant, Inc. 104,182 27,975,992
Berkshire Hathaway, Inc. Class B * 43,706 21,870,045
Capital One Financial Corp. 44,649 8,957,482
Chubb Ltd. 27,739 9,451,787
Citigroup, Inc. 138,730 19,416,651
Fifth Third Bancorp 329,909 18,596,970
First Horizon Corp. 425,603 10,912,461
Goldman Sachs Group, Inc. 7,937 8,027,244
Hartford Insurance Group, Inc. 52,593 6,969,624
JPMorgan Chase & Co. 131,832 43,152,569
Morgan Stanley 96,381 20,147,484
Rocket Cos., Inc. Class A †* 588,601 9,270,466
Voya Financial, Inc. 120,917 10,946,616
Weyerhaeuser Co. REIT 519,237 12,430,534
250,584,416
Industrial - 10.4%
spacing
Carlisle Cos., Inc. † 16,540 5,999,885
Carrier Global Corp. 104,110 7,636,469
CRH PLC 124,315 13,301,705
CSX Corp. 121,633 5,781,217
Deere & Co. 17,307 10,978,349
Dover Corp. 27,154 6,090,099
Honeywell Aerospace, Inc. * 27,731 6,130,769
Honeywell International, Inc. 27,732 6,209,083
Hubbell, Inc. 12,897 6,747,710
L3Harris Technologies, Inc. 23,018 6,688,801
Packaging Corp. of America 71,794 17,107,074
Pentair PLC 74,997 5,749,270
Regal Rexnord Corp. 42,110 10,030,181
Veralto Corp. 67,796 6,012,149
114,462,761
Technology - 13.0%
spacing
Akamai Technologies, Inc. * 70,074 8,283,448
Applied Materials, Inc. 22,295 16,119,285
Intel Corp. * 139,995 19,547,502
International Business Machines Corp. 73,912 20,784,793
Marvell Technology, Inc. 20,734 6,176,451
Microsoft Corp. 76,521 28,543,863
Nutanix, Inc. Class A * 116,710 5,947,542
QUALCOMM, Inc. 27,096 5,007,070
Seagate Technology Holdings PLC 5,856 5,651,040
Texas Instruments, Inc. 72,756 21,686,381
Western Digital Corp. 8,422 5,379,300
143,126,675
Utilities - 1.1%
spacing
Constellation Energy Corp. 29,510 7,329,399
NRG Energy, Inc. 36,528 5,335,279
12,664,678
Total Common Stocks
    (Cost $1,045,248,931) 1,089,371,787
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $1,045,248,931) 1,089,371,787

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
SECURITIES LENDING COLLATERAL - 1.4%
Mutual Funds - 0.5%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 5,323,743 $ 5,323,743
Principal
Amount
Repurchase Agreements - 0.9%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$6,587,175; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $6,718,922) $ 6,586,507 6,586,507
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$3,056,002; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $3,121,158) 3,051,576 3,051,576
9,638,083
Total Securities Lending Collateral
(Cost $14,961,826) 14,961,826
a
TOTAL INVESTMENTS - 100.7%
(Cost $1,060,210,757) 1,104,333,613
OTHER ASSETS & LIABILITIES, NET -  (0.7%) (7,731,246)
NET ASSETS - 100.0% $ 1,096,602,367
Financial 22 .8%
Consumer, Non-Cyclical 20 .7%
Communications 13 .5%
Technology 13 .0%
Industrial 10 .4%
Consumer, Cyclical 7 .7%
Energy 7 .1%
Basic Materials 3 .0%
Others (each less than 3.0%) 2 .5%
100 .7%
Other Assets & Liabilities, Net ( 0 .7% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,089,371,787 $ 1,089,371,787 $ – $ –
Securities Lending Collateral 14,961,826 5,323,743 9,638,083 –
Total $ 1,104,333,613 $ 1,094,695,530 $ 9,638,083 $ –

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.2%
Basic Materials - 2.0%
spacing
Anglogold Ashanti PLC (Australia)  132,190 $ 10,692,849
Hecla Mining Co. 196,260 3,028,292
13,721,141
Communications - 6.9%
spacing
AST SpaceMobile, Inc. * 39,443 3,504,905
Chewy, Inc. Class A * 467,606 9,188,458
Expedia Group, Inc. 32,246 8,251,107
GoDaddy, Inc. Class A * 46,788 3,971,365
Lyft, Inc. Class A †* 118,753 1,734,981
Maplebear, Inc. * 123,160 5,831,626
Pinterest, Inc. Class A * 111,390 2,342,532
Reddit, Inc. Class A * 17,237 2,991,999
Trade Desk, Inc. Class A * 438,118 7,921,173
Ubiquiti, Inc. 1,798 960,186
46,698,332
Consumer, Cyclical - 16.1%
spacing
Allison Transmission Holdings, Inc. 89,289 10,066,442
American Airlines Group, Inc. * 287,293 5,191,384
Carnival Corp. Ltd. 37,712 1,077,432
Deckers Outdoor Corp. * 42,238 4,193,811
Ferguson Enterprises, Inc. 4,492 1,066,086
Five Below, Inc. * 44,753 8,046,142
Hilton Worldwide Holdings, Inc. 15,144 5,004,486
Las Vegas Sands Corp. 43,288 1,999,473
Live Nation Entertainment, Inc. †* 68,578 12,557,318
Lululemon Athletica, Inc. * 111,372 12,716,455
On Holding AG Class A * (Switzerland)  69,914 2,476,354
Royal Caribbean Cruises Ltd. 12,417 3,942,770
Southwest Airlines Co. 64,943 3,339,369
Tapestry, Inc. 9,842 1,440,672
Ulta Beauty, Inc. * 18,041 8,136,130
Viking Holdings Ltd. * 194,738 20,383,226
Williams-Sonoma, Inc. 5,086 1,185,547
Wingstop, Inc. 1,813 314,392
WW Grainger, Inc. 1,578 2,146,711
Yum! Brands, Inc. 24,651 3,940,709
109,224,909
Consumer, Non-Cyclical - 14.7%
spacing
10X Genomics, Inc. Class A * 68,296 2,618,469
Affirm Holdings, Inc. * 47,944 3,909,833
Alnylam Pharmaceuticals, Inc. * 45,085 13,571,938
Block, Inc. * 11,583 880,308
Cardinal Health, Inc. 32,278 7,667,962
Cencora, Inc. 23,687 6,702,947
Dexcom, Inc. * 18,784 1,265,102
Exelixis, Inc. * 19,317 1,051,038
Fortrea Holdings, Inc. * 48,890 850,686
Halozyme Therapeutics, Inc. * 31,617 2,474,663
IDEXX Laboratories, Inc. * 7,060 3,716,666
Incyte Corp. * 11,484 1,301,826
Inspire Medical Systems, Inc. †* 22,255 992,795
Insulet Corp. * 48,872 7,440,762
Medpace Holdings, Inc. * 4,560 2,414,930
Natera, Inc. * 34,777 9,440,217
Paylocity Holding Corp. * 20,591 2,152,377
Quanta Services, Inc. 24,100 17,352,964
ResMed, Inc. 30,293 5,903,500
a Shares Value
Sarepta Therapeutics, Inc. †* 74,572 $ 1,340,059
Sprouts Farmers Market, Inc. †* 47,591 4,025,247
Toast, Inc. Class A * 48,991 1,362,930
WEX, Inc. * 8,953 1,263,179
99,700,398
Energy - 2.5%
spacing
Cheniere Energy, Inc. 8,327 1,990,236
Marathon Petroleum Corp. 4,560 1,165,855
Phillips 66 6,073 1,026,641
Targa Resources Corp. 33,946 9,102,280
Weatherford International PLC 45,578 3,714,607
16,999,619
Financial - 8.0%
spacing
Allstate Corp. 16,903 4,021,900
Ameriprise Financial, Inc. 39,031 17,905,861
Bank of New York Mellon Corp. 125,275 18,116,018
CBRE Group, Inc. Class A * 7,793 1,049,639
CoStar Group, Inc. * 204,391 5,788,353
Simon Property Group, Inc. REIT 5,931 1,326,468
Terawulf, Inc. * 145,948 3,604,916
Western Union Co. † 125,894 969,384
XP, Inc. Class A (Brazil)  95,423 1,551,578
54,334,117
Industrial - 18.7%
spacing
Applied Optoelectronics, Inc. * 6,659 986,597
BWX Technologies, Inc. 44,363 8,635,258
Coherent Corp. * 10,083 3,977,441
Comfort Systems USA, Inc. 7,896 15,649,477
EMCOR Group, Inc. 16,587 13,765,220
Generac Holdings, Inc. * 30,866 9,037,873
HEICO Corp. † 10,218 3,639,549
Howmet Aerospace, Inc. 62,561 16,820,151
Hubbell, Inc. 3,383 1,769,986
Jabil, Inc. 13,639 5,257,562
Keysight Technologies, Inc. * 17,307 6,058,662
Leonardo DRS, Inc. 59,191 2,525,680
MasTec, Inc. * 5,307 2,208,030
nVent Electric PLC 8,781 1,489,345
Rocket Lab Corp. * 109,973 11,178,755
Rockwell Automation, Inc. 8,815 4,364,130
Sterling Infrastructure, Inc. * 1,421 1,192,731
TTM Technologies, Inc. * 9,124 1,706,371
Vertiv Holdings Co. Class A  48,411
16,208,971
126,471,789
Technology - 28.7%
spacing
Allegro MicroSystems, Inc. * (Japan)  18,278 1,272,514
Appfolio, Inc. Class A †* 9,129 1,463,835
Astera Labs, Inc. * 42,270 20,417,255
Cloudflare, Inc. Class A * 2,713 665,445
Credo Technology Group Holding Ltd. * 16,426 4,467,051
Datadog, Inc. Class A * 48,457 12,616,265
Docusign, Inc. * 222,906 9,901,485
Doximity, Inc. Class A * 144,666 3,000,373
Duolingo, Inc. †* 73,824 8,491,236
Dynatrace, Inc. * 46,614 2,046,821
Elastic NV * 98,688 5,627,190
Everpure, Inc. Class A * 35,206 2,773,881
Fair Isaac Corp. * 1,012 1,209,117
Gartner, Inc. * 90,238 11,696,650

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
a Shares Value
Gitlab, Inc. Class A * 38,774 $ 1,183,770
Globant SA * 37,821 1,094,540
HubSpot, Inc. * 18,764 3,424,618
Kyndryl Holdings, Inc. * 69,752 788,895
Lattice Semiconductor Corp. * 10,913 1,669,252
Lumentum Holdings, Inc. * 14,546 12,481,341
MACOM Technology Solutions Holdings, Inc. * 6,232 2,370,466
Manhattan Associates, Inc. * 12,474 1,737,004
Microchip Technology, Inc. 40,367 3,681,470
MKS, Inc. 32,063 14,261,622
Monolithic Power Systems, Inc. 5,680 7,851,805
NetApp, Inc. 15,489 2,397,078
Nutanix, Inc. Class A * 56,863 2,897,738
Okta, Inc. * 55,711 7,601,766
ON Semiconductor Corp. * 11,536 1,090,613
Paycom Software, Inc. 22,332 2,806,686
Pegasystems, Inc. † 65,305 1,957,191
Semtech Corp. * 8,523 1,379,448
Snowflake, Inc. * 17,761 4,520,174
Teradyne, Inc. 18,212 8,811,694
Tyler Technologies, Inc. * 28,457 8,322,534
UiPath, Inc. Class A †* 709,744 7,714,917
Veeva Systems, Inc. Class A * 50,116 8,894,087
194,587,827
Utilities - 1.6%
spacing
Vistra Corp. 66,372 10,528,590
Total Common Stocks
    (Cost $585,975,147) 672,266,722
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.2%
    (Cost $585,975,147) 672,266,722
SECURITIES LENDING COLLATERAL - 4.3%
Mutual Funds - 1.5%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 10,488,380 10,488,380
Principal
Amount
Repurchase Agreements - 2.8%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$12,977,485; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$13,237,042) $ 12,976,169 12,976,169
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$6,020,672; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $6,149,037) $ 6,011,951 $ 6,011,951
18,988,120
Total Securities Lending Collateral
(Cost $29,476,500) 29,476,500
a
TOTAL INVESTMENTS - 103.5%
(Cost $615,451,647) 701,743,222
OTHER ASSETS & LIABILITIES, NET -  (3.5%) (23,903,707)
NET ASSETS - 100.0% $ 677,839,515
Technology 28 .7%
Industrial 18 .7%
Consumer, Cyclical 16 .1%
Consumer, Non-Cyclical 14 .7%
Financial 8 .0%
Communications 6 .9%
Securities Lending Collateral 4 .3%
Others (each less than 3.0%) 6 .1%
103 .5%
Other Assets & Liabilities, Net ( 3 .5% )
100 .0%

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 672,266,722 $ 672,266,722 $ – $ –
Securities Lending Collateral 29,476,500 10,488,380 18,988,120 –
Total $ 701,743,222 $ 682,755,102 $ 18,988,120 $ –

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 45.3%
Basic Materials - 0.8%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,500,000 $ 1,493,863
Chevron Phillips Chemical Co. LLC/Chevron
Phillips Chemical Co. LP
3.700% due 06/01/28 ~ † 800,000 787,361
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ † 2,248,000 2,258,320
Mosaic Co.
4.050% due 11/15/27  1,920,000 1,907,654
6,447,198
Communications - 1.3%
Charter Communications Operating LLC/
Charter Communications Operating Capital
2.250% due 01/15/29  1,266,000 1,179,754
4.200% due 03/15/28  1,920,000 1,895,414
NTT Finance Corp. (Japan)
due 03/31/28 # ~ 1,670,000 1,671,232
4.567% due 07/16/27 ~ 1,430,000 1,431,453
4.620% due 07/16/28 ~ 970,000 967,760
Orange SA (France)
4.000% due 01/13/29 ~ 882,000 870,240
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  1,548,000 1,533,843
5.000% due 02/15/29  1,003,000 1,009,338
10,559,034
Consumer, Cyclical - 3.9%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ † 1,620,000 1,604,533
American Honda Finance Corp.
4.358% (SOFR + 0.730%)
due 08/13/27 § 2,250,000 2,252,314
4.502% (SOFR + 0.870%)
due 07/09/27 § 2,300,000 2,307,073
4.550% due 04/10/28  384,000 383,441
AutoNation, Inc.
4.450% due 01/15/29  1,950,000 1,931,779
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 1,176,000 1,182,170
Ford Motor Credit Co. LLC
4.950% due 05/28/27  300,000 300,225
4.970% due 04/06/29  200,000 198,000
5.303% due 09/06/29 † 850,000 847,115
5.800% due 03/05/27  500,000 502,649
5.800% due 03/08/29  800,000 807,189
5.850% due 05/17/27  2,200,000 2,217,064
7.350% due 11/04/27 † 1,820,000 1,870,592
General Motors Financial Co., Inc.
2.350% due 02/26/27  1,015,000 1,001,470
4.750% due 04/06/29  1,270,000 1,269,575
5.000% due 07/15/27  1,700,000 1,709,736
5.400% due 05/08/27  2,200,000 2,217,179
5.550% due 07/15/29  1,895,000 1,934,231
Hyundai Capital America
2.750% due 09/27/26 ~ † 2,000,000 1,993,435
4.600% due 04/06/28 ~ 1,870,000 1,867,310
4.750% due 06/18/29 ~ 812,000 809,365
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/29 ~ 351,000 349,810
a
Principal
Amount Value
Volkswagen Group of America Finance LLC
(Germany)
5.050% due 03/27/28 ~ $ 780,000 $ 783,518
6.200% due 11/16/28 ~ 1,590,000 1,635,930
31,975,703
Consumer, Non-Cyclical - 3.0%
Augusta SpinCo Corp.
4.398% due 03/23/29  984,000 977,242
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  404,000 388,836
3.557% due 08/15/27  2,065,000 2,045,282
BAT International Finance PLC (United
Kingdom)
5.931% due 02/02/29  2,091,000 2,155,554
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 1,525,000 1,508,966
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,250,000 2,261,827
Centene Corp.
4.250% due 12/15/27  977,000 972,363
CVS Health Corp.
1.300% due 08/21/27  2,220,000 2,141,924
6.250% due 06/01/27  1,530,000 1,553,990
Global Payments, Inc.
4.500% due 11/15/28  1,783,000 1,762,101
HCA, Inc.
4.125% due 06/15/29  847,000 834,128
4.500% due 02/15/27  1,523,000 1,522,501
5.200% due 06/01/28  922,000 931,332
5.625% due 09/01/28  696,000 706,993
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 1,499,000 1,495,677
6.125% due 07/27/27 ~ 700,000 710,891
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 994,000 998,927
Philip Morris International, Inc.
4.290% (SOFR + 0.660%)
due 10/27/28 § 1,586,000 1,588,644
24,557,178
Energy - 2.3%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,000,000 1,989,644
5.000% due 12/15/29  692,000 699,094
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 ~ † 750,000 769,167
DCP Midstream Operating LP
5.625% due 07/15/27  2,000,000 2,018,614
Enbridge, Inc. (Canada)
5.250% due 04/05/27  2,181,000 2,193,589
5.300% due 04/05/29  2,550,000 2,592,568
Energy Transfer LP
6.000% due 02/01/29 ~ † 600,000 604,831
EQT Corp.
3.900% due 10/01/27  1,050,000 1,040,943
MPLX LP
4.000% due 03/15/28  295,000 292,280
4.250% due 12/01/27  755,000 751,697
ONEOK, Inc.
4.000% due 07/13/27  2,638,000 2,624,657
4.250% due 09/24/27  500,000 498,285
5.550% due 11/01/26  1,385,000 1,389,572

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  $ 818,000 $ 787,691
Targa Resources Corp.
4.350% due 01/15/29  196,000 194,549
5.200% due 07/01/27  770,000 774,945
Williams Cos., Inc.
4.900% due 03/15/29  297,000 298,837
19,520,963
Financial - 29.1%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 2,000,000 2,007,108
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.650% due 07/21/27  2,000,000 1,984,777
4.125% due 02/28/29  1,250,000 1,232,098
6.100% due 01/15/27  2,000,000 2,014,985
6.450% due 04/15/27  2,000,000 2,025,830
American Express Co.
5.098% due 02/16/28  2,000,000 2,008,136
American Tower Corp.
3.375% due 10/15/26  500,000 498,650
3.600% due 01/15/28  2,040,000 2,011,502
3.650% due 03/15/27  2,235,000 2,222,844
Aon North America, Inc.
5.150% due 03/01/29  325,000 329,584
ARES Strategic Income Fund
4.850% due 01/15/29  1,546,000 1,514,781
5.450% due 09/09/28 † 458,000 453,588
5.700% due 03/15/28  2,740,000 2,736,923
Athene Global Funding
4.587% (SOFR + 0.950%)
due 04/19/27 ~ § 1,200,000 1,202,137
4.950% due 01/07/27 ~ 2,300,000 2,303,419
5.133% due 06/01/29 ~ † 802,000 803,718
5.516% due 03/25/27 ~ 1,500,000 1,508,766
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 1,810,000 1,756,858
3.250% due 02/15/27 ~ 1,180,000 1,170,087
4.950% due 01/15/28 ~ 2,744,000 2,751,062
Bank of America Corp.
3.419% due 12/20/28  955,000 939,170
3.705% due 04/24/28  3,021,000 3,000,928
3.824% due 01/20/28  2,680,000 2,670,750
4.948% due 07/22/28  770,000 773,259
5.202% due 04/25/29  1,014,000 1,023,609
5.819% due 09/15/29 † 2,501,000 2,559,598
Bank of Montreal (Canada)
4.567% due 09/10/27  2,000,000 2,000,484
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  2,000,000 1,975,787
4.398% (SOFR + 0.760%)
due 09/15/28 § 2,300,000 2,304,921
4.404% due 09/08/28 † 2,000,000 1,997,496
Barclays PLC (United Kingdom)
2.279% due 11/24/27 † 500,000 495,674
4.837% due 09/10/28  778,000 779,450
5.674% due 03/12/28  2,200,000 2,217,967
5.690% due 03/12/30  1,470,000 1,500,785
6.496% due 09/13/27  2,260,000 2,268,491
Blackstone Private Credit Fund
3.250% due 03/15/27 † 2,000,000 1,975,503
a
Principal
Amount Value
BNP Paribas SA (France)
5.198% due 01/10/30 ~ $ 810,000 $ 817,170
Brown & Brown, Inc.
4.600% due 12/23/26  701,000 701,438
4.700% due 06/23/28 † 390,000 389,972
Canadian Imperial Bank of Commerce
(Canada)
4.857% due 03/30/29  1,520,000 1,526,267
Capital One Financial Corp.
1.878% due 11/02/27 † 3,025,000 2,997,290
4.927% due 05/10/28  287,000 287,715
7.149% due 10/29/27  1,660,000 1,673,359
Citigroup, Inc.
3.070% due 02/24/28  2,721,000 2,695,615
3.520% due 10/27/28  1,500,000 1,479,889
4.542% due 09/19/30  740,000 734,914
5.174% due 02/13/30  622,000 628,712
Citizens Bank NA
4.575% due 08/09/28  2,700,000 2,699,999
Cooperatieve Rabobank UA (Netherlands)
5.564% due 02/28/29 ~ 760,000 772,046
Corebridge Financial, Inc.
3.650% due 04/05/27  2,000,000 1,987,351
Crown Castle, Inc.
1.050% due 07/15/26  379,000 378,522
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 800,000 795,502
4.298% due 04/01/28 ~ † 1,900,000 1,897,860
5.427% due 03/01/28 ~ 2,300,000 2,314,867
Deutsche Bank AG (Germany)
2.311% due 11/16/27  500,000 495,882
2.552% due 01/07/28  1,600,000 1,584,285
5.373% due 01/10/29  1,500,000 1,514,917
5.706% due 02/08/28  2,500,000 2,518,056
7.146% due 07/13/27  2,000,000 2,001,647
Equitable America Global Funding
4.650% due 06/09/28 ~ 2,529,000 2,524,421
Equitable Financial Life Global Funding
1.400% due 08/27/27 ~ 1,710,000 1,649,149
4.875% due 11/19/27 ~ 2,000,000 2,006,654
First-Citizens Bank & Trust Co.
5.097% due 07/13/29  1,261,000 1,262,862
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ † 1,188,000 1,214,889
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,092,000 2,075,821
2.640% due 02/24/28  2,470,000 2,440,462
3.691% due 06/05/28  1,522,000 1,509,249
HPS Corporate Lending Fund
4.900% due 09/11/28  707,000 693,093
5.150% due 04/02/29 ~ 750,000 734,752
5.300% due 06/05/27  956,000 956,946
5.450% due 01/14/28  1,600,000 1,594,388
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  2,000,000 1,979,046
5.597% due 05/17/28  1,500,000 1,513,224
5.887% due 08/14/27  2,490,000 2,493,639
7.390% due 11/03/28  2,100,000 2,174,760
Huntington Bancshares, Inc.
4.443% due 08/04/28  2,500,000 2,495,894
Huntington National Bank
4.353% (SOFR + 0.720%)
due 04/12/28 § 1,878,000 1,878,900

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Intesa Sanpaolo SpA (Italy)
5.000% due 06/29/30 ~ † $ 1,338,000 $ 1,339,763
Jackson Financial, Inc.
5.170% due 06/08/27  1,500,000 1,506,179
Jackson National Life Global Funding
4.603% (SOFR + 0.970%)
due 01/14/28 ~ § 1,300,000 1,298,532
5.550% due 07/02/27 ~ † 2,200,000 2,220,420
JPMorgan Chase & Co.
2.182% due 06/01/28 † 2,250,000 2,203,248
2.947% due 02/24/28 † 2,100,000 2,079,129
4.408% due 04/23/30  1,500,000 1,487,436
4.505% due 10/22/28  420,000 419,951
4.851% due 07/25/28  1,290,000 1,293,882
5.012% due 01/23/30  500,000 503,448
5.571% due 04/22/28 † 1,704,000 1,718,444
6.087% due 10/23/29  1,835,000 1,891,093
Lloyds Banking Group PLC (United Kingdom)
4.818% due 06/13/29  2,450,000 2,453,702
5.871% due 03/06/29  2,410,000 2,456,847
LPL Holdings, Inc.
4.900% due 04/03/28  772,000 772,673
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.592% due 04/18/30  1,440,000 1,433,122
Mizuho Financial Group, Inc. (Japan)
due 07/13/30 # 2,460,000 2,456,592
1.554% due 07/09/27  1,910,000 1,908,691
5.414% due 09/13/28  2,500,000 2,526,659
Morgan Stanley
3.591% due 07/22/28 § 600,000 593,488
3.772% due 01/24/29  500,000 493,271
5.042% due 07/19/30  2,377,000 2,393,914
5.173% due 01/16/30  1,845,000 1,861,848
5.652% due 04/13/28  2,890,000 2,915,098
5.656% due 04/18/30  1,667,000 1,703,121
Morgan Stanley Bank NA
4.952% due 01/14/28  935,000 937,386
Morgan Stanley Private Bank NA
4.408% (SOFR + 0.780%)
due 11/17/28 § 1,900,000 1,904,385
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28 † 2,280,000 2,251,240
4.735% (SOFR + 1.100%)
due 05/23/29 § 2,150,000 2,164,032
4.892% due 05/18/29  2,450,000 2,457,028
PNC Financial Services Group, Inc.
4.618% due 10/26/29  1,730,000 1,726,076
5.102% due 07/23/27  2,270,000 2,270,669
5.300% due 01/21/28  2,100,000 2,109,076
6.615% due 10/20/27  2,200,000 2,214,018
Principal Life Global Funding II
4.650% due 05/18/29 ~ 2,330,000 2,323,833
Regions Bank
4.755% due 07/27/29 † 852,000 852,391
RGA Global Funding
4.350% due 08/25/28 ~ † 2,270,000 2,251,971
5.448% due 05/24/29 ~ 810,000 824,011
Royal Bank of Canada (Canada)
4.327% (SOFR + 0.700%)
due 11/03/28 § 2,340,000 2,344,150
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ † 1,995,000 1,999,941
a
Principal
Amount Value
Societe Generale SA (France)
due 07/07/29 # ~ $ 1,650,000 $ 1,649,829
5.249% due 05/22/29 ~ 2,030,000 2,045,025
5.500% due 04/13/29 ~ 1,208,000 1,221,540
Standard Chartered PLC (United Kingdom)
4.299% due 01/13/30 ~ 1,084,000 1,070,397
6.301% due 01/09/29 ~ 1,330,000 1,360,001
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/28 ~ 1,096,000 1,088,350
Sumisho Air Lease Corp.
4.400% due 03/24/28 ~ 293,000 291,532
4.500% due 03/24/29 ~ 1,780,000 1,765,338
4.625% due 10/01/28  780,000 777,585
Truist Financial Corp.
4.123% due 06/06/28 † 780,000 777,112
4.873% due 01/26/29  2,000,000 2,008,892
5.435% due 01/24/30  1,845,000 1,876,048
U.S. Bancorp
5.384% due 01/23/30  1,659,000 1,687,397
6.787% due 10/26/27  2,000,000 2,014,784
U.S. Bank NA
4.538% (SOFR + 0.910%)
due 05/15/28 § 2,000,000 2,006,269
UBS Group AG (Switzerland)
4.703% due 08/05/27 ~ 2,500,000 2,500,020
6.442% due 08/11/28 ~ † 1,520,000 1,550,681
VICI Properties LP
4.750% due 02/15/28  1,382,000 1,381,966
4.750% due 04/01/28  122,000 121,936
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 2,665,000 2,660,103
Wells Fargo & Co.
2.393% due 06/02/28  1,950,000 1,911,471
3.526% due 03/24/28  2,229,000 2,212,892
3.584% due 05/22/28 † 645,000 639,687
4.900% due 01/24/28  1,288,000 1,291,022
5.198% due 01/23/30  1,376,000 1,391,631
5.707% due 04/22/28  2,218,000 2,238,252
6.303% due 10/23/29  2,530,000 2,617,452
Western-Southern Global Funding
4.250% due 01/29/29 ~ 1,870,000 1,848,309
239,678,428
Industrial - 1.2%
Amrize Finance U.S. LLC
4.600% due 04/07/27  654,000 654,910
Boeing Co.
5.040% due 05/01/27  2,500,000 2,507,475
6.259% due 05/01/27  600,000 608,068
CNH Industrial Capital LLC
1.450% due 07/15/26  600,000 599,344
4.500% due 10/08/27  3,000,000 2,998,853
4.750% due 03/21/28  780,000 782,016
Ingersoll Rand, Inc.
5.197% due 06/15/27  1,500,000 1,509,373
9,660,039
Technology - 1.3%
Broadcom, Inc.
4.000% due 04/15/29 ~ 1,252,000 1,233,095
Dell International LLC/EMC Corp.
4.150% due 02/15/29  1,431,000 1,414,599
4.750% due 04/01/28  2,200,000 2,207,005
5.250% due 02/01/28  390,000 394,300

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Leidos, Inc.
4.100% due 03/15/29  $ 621,000 $ 610,949
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  1,678,000 1,665,871
Oracle Corp.
4.738% (SOFR + 1.110%)
due 02/04/29 § 2,400,000 2,398,725
4.800% due 08/03/28  1,230,000 1,227,632
VMware LLC
1.800% due 08/15/28  150,000 141,938
11,294,114
Utilities - 2.4%
AES Corp.
5.200% due 07/15/29  108,000 108,634
DTE Energy Co.
4.875% due 06/01/28  1,379,000 1,385,239
Duke Energy Corp.
4.850% due 01/05/29  1,084,000 1,090,465
Duquesne Light Holdings, Inc.
3.616% due 08/01/27 ~ † 450,000 445,002
Emera U.S. Finance LLC
4.500% due 04/01/29  2,419,000 2,402,819
ENEL Finance International NV (Italy)
1.625% due 07/12/26 ~ 1,180,000 1,178,869
4.125% due 09/30/28 ~ 635,000 627,540
Exelon Corp.
5.150% due 03/15/28  960,000 969,185
5.150% due 03/15/29  589,000 597,136
FirstEnergy Corp.
3.900% due 07/15/27  2,920,000 2,903,933
FirstEnergy Transmission LLC
4.550% due 01/15/30  265,000 263,136
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  1,030,000 1,032,643
NiSource, Inc.
5.250% due 03/30/28  1,130,000 1,142,927
Pacific Gas & Electric Co.
5.450% due 06/15/27  1,520,000 1,531,914
Pinnacle West Capital Corp.
4.900% due 05/15/28  316,000 317,243
Southern California Edison Co.
4.700% due 06/01/27  249,000 249,014
5.150% due 06/01/29  870,000 879,348
5.650% due 10/01/28  247,000 251,724
Southern Co.
5.500% due 03/15/29  1,340,000 1,370,604
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,223,000 1,224,855
19,972,230
Total Corporate Bonds & Notes
    (Cost $372,727,260) 373,664,887
MORTGAGE-BACKED SECURITIES - 4.4%
Collateralized Mortgage Obligations - Commercial - 4.2%
ALA Trust
5.369% (SOFR + 1.743%)
due 06/15/40 ~ § 1,475,000 1,483,576
a
Principal
Amount Value
ARES Commercial Mortgage Trust
4.875% (SOFR + 1.250%)
due 02/15/43 ~ § $ 267,000 $ 267,343
Bank
3.229% due 11/15/50  2,482,209 2,433,903
Benchmark Mortgage Trust
5.805% due 01/10/57  420,000 428,685
BFLD Mortgage Trust
5.117% (SOFR + 1.492%)
due 07/15/39 ~ § 407,879 408,562
BLP Commercial Mortgage Trust
4.968% (SOFR + 1.342%)
due 03/15/41 ~ § 228,305 228,770
BMO Mortgage Trust
7.296% due 11/15/56 § 1,000,000 1,043,718
Bridge Commercial Mortgage Trust
4.850% (SOFR + 1.250%)
due 06/15/39 ~ § 2,073,000 2,078,981
BX Commercial Mortgage Trust
4.589% (SOFR + 0.964%)
due 11/15/38 ~ § 309,201 309,229
4.825% (SOFR + 1.200%)
due 03/15/43 ~ § 901,479 902,603
4.918% (SOFR + 1.293%)
due 12/15/39 ~ § 1,149,522 1,152,794
5.017% (SOFR + 1.392%)
due 03/15/41 ~ § 1,468,361 1,471,860
5.067% (SOFR + 1.442%)
due 02/15/39 ~ § 1,768,597 1,773,923
5.069% (SOFR + 1.443%)
due 04/15/40 ~ § 1,133,303 1,135,392
5.267% (SOFR + 1.641%)
due 05/15/41 ~ § 565,097 566,589
5.317% (SOFR + 1.691%)
due 08/15/41 ~ § 780,526 784,323
BX Trust
due 07/15/43 # ~ § 745,000 745,931
4.769% (SOFR + 1.144%)
due 03/15/30 ~ § 214,962 214,776
4.775% (SOFR + 1.150%)
due 02/15/35 ~ § 1,275,000 1,273,278
4.825% (SOFR + 1.200%)
due 05/15/38 ~ § 1,164,757 1,169,102
5.019% (SOFR + 1.393%)
due 03/15/30 ~ § 225,565 225,278
5.067% (SOFR + 1.442%)
due 04/15/41 ~ § 159,964 160,356
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 750,000 752,678
ELM Trust
5.994% due 06/10/39 ~ § 1,020,000 1,021,432
Extended Stay America Trust
4.825% (SOFR + 1.200%)
due 02/15/43 ~ § 1,257,347 1,260,435
4.925% (SOFR + 1.300%)
due 10/15/42 ~ § 1,016,106 1,019,537
GS Mortgage Securities Corp. Trust
5.372% due 08/10/41 ~ § 180,000 180,283
HAVN Trust
5.325% (SOFR + 1.700%)
due 10/15/35 ~ § 250,000 250,402
Hilton USA Trust
4.333% due 11/05/38 ~ § 750,000 748,518

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Morgan Stanley Capital I Trust
3.261% due 07/15/52  $ 1,085,000 $ 1,036,757
3.587% due 12/15/50  656,000 644,150
PLYM Commercial Mortgage Trust
4.875% (SOFR + 1.250%)
due 03/15/43 ~ § 1,263,000 1,265,414
5.075% (SOFR + 1.450%)
due 03/15/43 ~ § 145,000 145,262
TCO Commercial Mortgage Trust
4.868% (SOFR + 1.243%)
due 12/15/39 ~ § 849,000 850,089
UBS Commercial Mortgage Trust
2.865% due 10/15/52  309,407 301,889
3.460% due 04/15/52  622,944 613,488
Wells Fargo Commercial Mortgage Trust
3.933% due 03/15/52  1,231,333 1,220,087
4.175% due 09/15/61  2,566,730 2,532,990
5.270% due 03/15/38 ~ § 440,000 438,153
34,540,536
Collateralized Mortgage Obligations - Residential - 0.2%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 81,140 80,367
OBX Trust
5.364% due 03/25/63 ~ § 1,015,302 1,014,985
OLIT Trust
3.000% due 11/25/38 ~ § 103,090 100,748
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 196,919 193,249
3.000% due 06/25/39 ~ § 234,000 229,221
1,618,570
Total Mortgage-Backed Securities
    (Cost $35,966,858) 36,159,106
ASSET-BACKED SECURITIES - 17.7%
Automobile Other - 1.6%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 690,000 679,275
Exeter Automobile Receivables Trust
4.400% due 05/15/30  1,250,000 1,248,842
4.700% due 03/17/31  1,260,000 1,258,717
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  580,000 582,219
5.480% due 04/15/29 ~ 1,470,000 1,480,990
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 715,000 716,303
4.910% due 03/15/30 ~ 1,200,000 1,204,923
5.830% due 06/15/30 ~ 187,000 190,674
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,230,000 1,233,534
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,093,398 1,098,812
5.038% due 07/25/31 ~ 84,383 84,866
5.121% due 12/29/32 ~ 783,109 786,961
5.185% due 07/25/31 ~ 351,594 353,429
Volkswagen Auto Lease Trust
4.010% due 01/22/29  1,925,000 1,919,162
12,838,707
a
Principal
Amount Value
Automobile Sequential - 7.8%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ $ 1,900,000 $ 1,898,438
4.590% due 03/15/34 ~ 1,183,880 1,186,113
5.300% due 11/15/32 ~ 83,205 83,427
5.540% due 04/15/33 ~ 134,825 135,359
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 1,000,000 986,007
4.770% due 02/20/29 ~ 2,400,000 2,406,786
4.800% due 08/20/29 ~ 270,000 270,233
4.820% due 04/20/31 ~ 190,000 190,321
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,585,000 1,587,451
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  1,065,869 1,068,950
CarMax Auto Owner Trust
3.970% due 12/16/30  2,000,000 1,983,571
4.110% due 08/15/29  1,580,000 1,577,293
CarMax Select Receivables Trust
4.640% due 12/16/30  540,000 540,531
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,820,000 1,811,379
4.550% due 08/12/30  1,135,000 1,137,142
4.640% due 01/10/30  1,006,920 1,008,950
Chesapeake Funding II LLC (Canada)
5.520% due 05/15/36 ~ 307,516 309,460
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 2,250,000 2,245,312
4.510% due 02/22/28 ~ 1,496,795 1,498,469
4.980% due 08/21/28 ~ 291,000 292,808
5.060% due 03/20/31 ~ 95,000 95,807
5.160% due 09/20/30 ~ 50,000 50,440
5.230% due 03/20/30 ~ 180,583 181,279
5.420% due 10/22/29 ~ 1,231,625 1,235,515
5.500% due 04/22/30 ~ 1,930,000 1,942,596
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 1,050,773 1,051,135
Ford Credit Auto Owner Trust
4.450% due 10/15/29  2,400,000 2,404,314
4.610% due 08/15/29  635,000 637,083
5.280% due 02/15/36 ~ 1,146,000 1,165,530
5.530% due 09/15/28  577,891 581,243
Ford Credit Floorplan Master Owner Trust A
4.060% due 11/15/30  727,000 720,874
4.343% (SOFR + 0.750%)
due 04/15/29 ~ § 1,200,000 1,203,510
4.630% due 04/15/30  1,150,000 1,153,972
GM Financial Consumer Automobile
Receivables Trust
4.850% due 12/18/28  276,616 277,419
GM Financial Revolving Receivables Trust
5.770% due 08/11/36 ~ 1,380,000 1,419,846
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 2,855,000 2,871,239
Hyundai Auto Receivables Trust
4.360% due 12/17/29  2,140,000 2,141,479
5.480% due 04/17/28  334,713 335,874
5.540% due 10/16/28  1,095,570 1,101,846
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 735,000 734,355
Nissan Auto Receivables Owner Trust
5.930% due 03/15/28  548,931 551,255

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Porsche Financial Auto Securitization Trust
5.790% due 01/22/29 ~ $ 188,210 $ 189,074
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  1,570,000 1,572,453
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 1,365,000 1,366,623
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,577,000 1,567,725
4.210% due 01/22/29 ~ 1,553,000 1,550,111
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 2,120,000 2,113,425
USB Auto Owner Trust
4.490% due 06/17/30 ~ 550,000 550,869
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  2,830,000 2,840,140
5.480% due 12/20/28  1,304,929 1,313,880
Volkswagen Credit Auto Master Trust
4.710% due 05/20/31 ~ 1,460,000 1,466,920
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 1,410,000 1,400,122
4.410% due 05/18/40 ~ 2,146,983 2,144,911
4.570% due 01/18/40 ~ 1,977,966 1,981,631
World Omni Select Auto Trust
4.080% due 08/15/31  320,000 318,092
64,450,587
Other Asset-Backed Securities - 8.3%
Affirm Asset Securitization Trust
4.270% due 04/15/31 ~ 2,007,164 2,006,628
4.450% due 10/15/30 ~ 715,234 715,801
Affirm Master Trust
4.370% due 02/15/34 ~ 1,285,000 1,278,562
4.990% due 02/15/33 ~ 1,543,000 1,549,293
AIMCO CLO (Cayman)
4.880% (SOFR + 1.200%)
due 04/16/37 ~ § 1,900,000 1,903,326
Allegro CLO XIII Ltd. (Cayman)
4.775% (SOFR + 1.100%)
due 07/20/38 ~ § 1,620,938 1,622,426
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 790,940 793,672
Bain Capital Credit CLO Ltd. (Cayman)
4.814% (SOFR + 1.150%)
due 04/22/35 ~ § 1,900,000 1,901,722
4.825% (SOFR + 1.150%)
due 04/20/34 ~ § 3,020,000 3,023,256
Barings CLO Ltd. (Cayman)
4.815% (SOFR + 1.140%)
due 01/20/36 ~ § 2,500,000 2,501,623
Buckhorn Park CLO Ltd. (Cayman)
4.745% (SOFR + 1.070%)
due 07/18/34 ~ § 1,566,000 1,566,739
CCG Receivables Trust
4.480% due 10/14/32 ~ 103,217 103,348
CNH Equipment Trust
4.770% due 06/15/29  353,706 355,006
5.190% due 09/17/29  635,345 639,990
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 99,553
4.590% due 08/16/27 ~ 170,085 170,235
4.770% due 08/15/35 ~ 775,000 777,753
DLLMT LLC
4.030% due 07/20/28 ~ 490,000 488,903
a
Principal
Amount Value
4.200% due 12/20/29 ~ $ 250,000 $ 248,404
Dryden 108 CLO Ltd. (Jersey)
due 07/18/37 # ~ § 2,460,000 2,460,000
Dryden 68 CLO Ltd. (Cayman)
4.773% (SOFR + 1.100%)
due 07/15/35 ~ § 1,421,000 1,421,640
Flatiron CLO 19 Ltd. (Cayman)
4.829% (SOFR + 1.180%)
due 11/16/34 ~ § 1,260,688 1,261,921
Flatiron CLO 23 LLC
4.920% (SOFR + 1.240%)
due 04/17/36 ~ § 1,982,000 1,983,514
Flatiron RR CLO 22 LLC
4.583% (SOFR + 0.910%)
due 10/15/34 ~ § 2,300,000 2,298,081
FTAI MRE Cayman Ltd. (Cayman)
5.632% due 06/15/51 ~ 395,000 395,181
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 971,596 971,246
4.930% due 06/25/60 ~ 38,682 38,761
Hartwick Park CLO Ltd. (Jersey)
4.835% (SOFR + 1.160%)
due 01/20/37 ~ § 1,248,000 1,248,813
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 784,728 786,732
Invesco CLO Ltd. (Cayman)
4.744% (SOFR + 1.080%)
due 10/22/34 ~ § 1,520,000 1,521,300
Juniper Valley Park CLO Ltd. (Jersey)
4.755% (SOFR + 1.080%)
due 07/20/36 ~ § 2,350,000 2,350,588
M&T Equipment Notes
4.700% due 12/16/27 ~ 581,890 582,944
Madison Park Funding XLV Ltd. (Cayman)
4.753% (SOFR + 1.080%)
due 07/15/34 ~ § 1,413,000 1,414,505
Madison Park Funding XXVII Ltd. (Cayman)
4.575% (SOFR + 0.900%)
due 04/20/38 ~ § 937,500 937,998
Magnetite XXI Ltd. (Cayman)
4.611% (SOFR + 0.980%)
due 04/20/34 ~ § 1,700,000 1,700,438
Magnetite XXIII Ltd. (Cayman)
4.657% (SOFR + 0.990%)
due 01/25/35 ~ § 2,400,000 2,401,897
Magnetite XXVI Ltd. (Cayman)
4.567% (SOFR + 0.900%)
due 01/25/38 ~ § 820,000 820,462
Marlette Funding Trust
4.750% due 07/16/35 ~ 16,062 16,069
4.950% due 07/16/35 ~ 1,900,000 1,900,101
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 202,027 203,516
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
4.706% (SOFR + 1.040%)
due 07/23/36 ~ § 2,840,000 2,841,980
OHA Credit Funding 22 Ltd. (Cayman)
5.005% (SOFR + 1.330%)
due 07/20/38 ~ § 1,424,000 1,425,073
Oportun Issuance Trust
4.320% due 01/09/34 ~ 180,000 178,394
4.490% due 07/08/33 ~ 465,000 462,776
4.880% due 05/09/33 ~ 1,040,000 1,039,473

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Palmer Square Loan Funding Ltd. (Cayman)
4.451% (SOFR + 0.800%)
due 02/15/33 ~ § $ 472,112 $ 471,647
4.613% (SOFR + 0.940%)
due 07/15/33 ~ § 1,913,257 1,913,257
4.823% (SOFR + 1.150%)
due 01/15/33 ~ § 1,787,000 1,783,879
PEAC Solutions Receivables LLC
4.390% due 07/20/33 ~ 115,000 114,180
4.940% due 10/20/28 ~ 165,419 165,881
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 532,899 529,245
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 93,225 93,596
RCKT Trust
4.480% due 11/27/34 ~ 136,753 136,841
4.900% due 07/25/34 ~ 46,917 46,987
Reach ABS Trust
4.340% due 02/15/35 ~ 391,444 391,126
4.930% due 08/18/32 ~ 297,405 298,036
Regional Management Issuance Trust
5.830% due 07/15/36 ~ 113,000 114,152
RKTL Trust
4.070% due 02/26/35 ~ 1,278,267 1,275,759
4.330% due 02/26/35 ~ 1,015,000 1,006,528
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 1,171,591 1,170,424
4.470% due 08/15/34 ~ 221,252 221,340
Upstart Securitization Trust
4.600% due 09/20/35 ~ 1,382,122 1,381,189
Valley Stream Park CLO Ltd. (Jersey)
4.865% (SOFR + 1.190%)
due 01/20/37 ~ § 909,000 909,923
Verdant Receivables LLC
4.850% due 03/13/28 ~ 154,442 154,784
Verizon Master Trust
4.620% due 11/20/30  1,755,000 1,762,500
4.830% due 12/22/31 ~ 358,000 361,436
68,712,353
Total Asset-Backed Securities
    (Cost $145,848,125) 146,001,647
U.S. TREASURY OBLIGATIONS - 9.5%
U.S. Treasury Notes - 9.5%
3.500% due 09/30/26 ‡ 39,507,200 39,474,157
4.250% due 03/15/27 ‡ 38,890,900 38,957,904
78,432,061
Total U.S. Treasury Obligations
    (Cost $78,355,984) 78,432,061
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 16.8%
U.S. Treasury Bills - 16.8%
3.874% due 10/29/26  $ 30,000,000 $ 29,624,375
3.875% due 11/12/26 ‡ 52,100,000 51,372,576
3.977% due 12/24/26  58,400,000 57,306,017
138,302,968
Total Short-Term Investments
(Cost $138,355,182) 138,302,968
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 93.7%
    (Cost $771,253,409) 772,560,669
Shares
SECURITIES LENDING COLLATERAL - 3.8%
Mutual Funds - 1.3%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 11,109,928 11,109,928
Principal
Amount
Repurchase Agreements - 2.5%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$13,746,538; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$14,021,476) $ 13,745,144 13,745,144
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$6,377,460; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $6,513,432) 6,368,223 6,368,223
20,113,367
Total Securities Lending Collateral
(Cost $31,223,295) 31,223,295
a
TOTAL INVESTMENTS - 97.5%
(Cost $802,476,704) 803,783,964
DERIVATIVES - 0.7% 5,715,443
OTHER ASSETS & LIABILITIES, NET -  1.8% 14,706,981
NET ASSETS - 100.0% $ 824,206,388

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $4,321,285 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
(d) As of June 30, 2026, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Corporate Bonds & Notes 45 .3%
Asset-Backed Securities 17 .7%
Short-Term Investments 16 .8%
U.S. Treasury Obligations 9 .5%
Mortgage-Backed Securities 4 .4%
Securities Lending Collateral 3 .8%
97 .5%
Derivatives 0 .7%
Other Assets & Liabilities, Net 1 .8%
100 .0%
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/26 192 $ 39,628,169 $ 39,577,500 $ 50,669
CME E-Mini Standard & Poor's MidCap 400 Index 09/26 37 14,187,149 14,374,500 (187,351)
Total Futures Contracts ( $ 136,682 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Midcap Total Return Index SOFR + 0.490% S MSC 07/15/26 $ 186,650,959 $ 1,309,637 $ – $ 1,309,637
Russell Midcap Total Return Index SOFR + 0.530% S MSC 07/15/26 185,993,853 1,301,926 – 1,301,926
Russell Midcap Total Return Index SOFR + 0.540% S BRC 10/15/26 186,683,815 1,305,978 – 1,305,978
Russell Midcap Total Return Index SOFR + 0.450% S GSC 01/15/27 137,597,996 967,750 – 967,750
Russell Midcap Total Return Index SOFR + 0.470% S GSC 04/15/27 137,630,852 966,834 – 966,834
$ 5,852,125 $ – $ 5,852,125
Total Swap Agreements $ 5,852,125 $ – $ 5,852,125
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 5,852,125
Liabilities – –
$ – $ 5,852,125

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(e) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 373,664,887 $ – $ 373,664,887 $ –
Mortgage-Backed Securities 36,159,106 – 36,159,106 –
Asset-Backed Securities 146,001,647 – 146,001,647 –
U.S. Treasury Obligations 78,432,061 – 78,432,061 –
Short-Term Investments 138,302,968 – 138,302,968 –
Securities Lending Collateral 31,223,295 11,109,928 20,113,367 –
Derivatives:
Equity Contracts
Swaps 5,852,125 – 5,852,125 –
Interest Rate Contracts
Futures 50,669 50,669 – –
Total Asset - Derivatives 5,902,794 50,669 5,852,125 –
Total Assets 809,686,758 11,160,597 798,526,161 –
Liabilities Derivatives:
Equity Contracts
Futures (187,351) (187,351) – –
Total Liabilities (187,351) (187,351) – –
Total $ 809,499,407 $ 10,973,246 $ 798,526,161 $ –

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.9%
Basic Materials - 3.2%
spacing
CF Industries Holdings, Inc. 23,351 $ 2,527,979
Commercial Metals Co. 46,852 2,939,963
NewMarket Corp. 4,486 3,549,503
Qnity Electronics, Inc. 11,362 1,855,528
Reliance, Inc. 17,668 6,600,765
17,473,738
Communications - 5.6%
spacing
CDW Corp. 49,404 6,948,179
eBay, Inc. 67,802 7,576,873
Expedia Group, Inc. 17,412 4,455,383
Gen Digital, Inc. 197,145 4,906,939
InterDigital, Inc. † 15,050 4,261,106
Sirius XM Holdings, Inc. † 67,837 2,003,905
30,152,385
Consumer, Cyclical - 12.6%
spacing
Allison Transmission Holdings, Inc. 36,864 4,156,047
AutoZone, Inc. * 2,117 6,765,805
Boyd Gaming Corp. 16,822 1,485,887
Cavco Industries, Inc. * 3,986 2,448,919
Churchill Downs, Inc. 13,303 1,192,481
Darden Restaurants, Inc. 9,452 1,947,207
Dr. Horton, Inc. 17,164 2,795,672
Gentex Corp. 90,585 2,289,083
Marriott International, Inc. Class A  6,230 2,308,776
MSC Industrial Direct Co., Inc. Class A  27,076 3,220,690
Murphy USA, Inc. 7,153 3,854,537
NVR, Inc. * 745 5,075,983
Ralph Lauren Corp. 9,540 3,829,451
RB Global, Inc. (Canada)  35,765 4,164,834
Resideo Technologies, Inc. * 64,271 1,998,828
Ross Stores, Inc. 18,542 3,946,665
Somnigroup International, Inc. 68,717 5,387,413
Tapestry, Inc. 15,259 2,233,612
Williams-Sonoma, Inc. 22,776 5,309,086
Yum! Brands, Inc. 23,634 3,778,131
68,189,107
Consumer, Non-Cyclical - 16.8%
spacing
Biogen, Inc. * 18,040 3,897,722
Cal-Maine Foods, Inc. 19,803 1,595,330
Cencora, Inc. 24,989 7,071,387
Chemed Corp. 4,505 2,098,159
Cigna Group 15,186 4,186,476
Coca-Cola Consolidated, Inc. 33,748 6,443,168
Coca-Cola Europacific Partners PLC †(United
Kingdom)  28,822 2,884,218
Corpay, Inc. * 9,467 3,155,067
Equifax, Inc. 12,360 1,961,779
GE HealthCare Technologies, Inc. 33,358 2,135,246
Globus Medical, Inc. Class A * 24,055 1,900,586
Halozyme Therapeutics, Inc. * 33,558 2,626,585
IQVIA Holdings, Inc. * 14,437 2,789,517
Labcorp Holdings, Inc. 13,716 3,840,480
McCormick & Co., Inc. 81,183 4,093,247
McKesson Corp. 3,373 2,548,639
Quest Diagnostics, Inc. 28,105 5,956,855
Solventum Corp. * 63,823 4,923,944
STERIS PLC 23,741 4,999,142
a Shares Value
Tenet Healthcare Corp. * 35,307 $ 6,605,234
U.S. Foods Holding Corp. * 97,634 9,983,076
Valvoline, Inc. * 89,878 3,553,776
WEX, Inc. * 12,869 1,815,687
91,065,320
Energy - 6.8%
spacing
Diamondback Energy, Inc. 22,971 4,037,842
EQT Corp. 53,283 2,833,057
Marathon Petroleum Corp. 20,196 5,163,511
Permian Resources Corp. Class A  264,933 4,877,417
Phillips 66 23,421 3,959,320
Range Resources Corp. 110,226 4,099,305
SLB Ltd. 42,784 1,989,028
TechnipFMC PLC (United Kingdom)  127,513 8,454,112
Warrior Met Coal, Inc. 18,442 1,496,753
36,910,345
Financial - 22.0%
spacing
Affiliated Managers Group, Inc. 15,818 5,352,811
Ameriprise Financial, Inc. 18,817 8,632,487
Arch Capital Group Ltd. * 34,196 3,319,064
ARES Management Corp. Class A † 21,420 2,384,260
Credit Acceptance Corp. †* 6,803 4,331,742
East West Bancorp, Inc. 42,197 5,447,211
EastGroup Properties, Inc. REIT 21,229 4,299,509
Equity LifeStyle Properties, Inc. REIT 44,472 2,866,220
Equity Residential REIT 28,972 1,968,068
Essex Property Trust, Inc. REIT 9,936 2,897,238
Evercore, Inc. Class A † 7,930 2,707,619
Extra Space Storage, Inc. REIT 15,519 2,254,911
Fifth Third Bancorp 48,521 2,735,129
First American Financial Corp. 52,326 3,589,040
Huntington Bancshares, Inc. 212,232 3,762,873
Lamar Advertising Co. Class A REIT 35,190 5,488,936
LPL Financial Holdings, Inc. 27,356 7,705,638
Markel Group, Inc. * 2,911 5,685,212
Progressive Corp. 23,427 5,117,628
Regency Centers Corp. REIT 60,747 4,843,966
RenaissanceRe Holdings Ltd. (Bermuda)  14,974 4,745,261
Rocket Cos., Inc. Class A * 151,786 2,390,630
SEI Investments Co. 47,084 4,129,738
Simon Property Group, Inc. REIT 37,470 8,380,166
Stifel Financial Corp. 66,853 4,664,334
Synchrony Financial 28,973 2,203,397
Travelers Cos., Inc. 10,801 3,565,626
VICI Properties, Inc. REIT 50,849 1,350,041
Voya Financial, Inc. 26,953 2,440,055
119,258,810
Industrial - 21.5%
spacing
3M Co. 16,184 2,620,351
Allegion PLC 40,395 5,675,093
AMETEK, Inc. 17,924 4,336,533
Arrow Electronics, Inc. * 16,660 3,555,411
Ball Corp. 100,329 6,260,530
Cactus, Inc. Class A  43,278 2,217,132
Carlisle Cos., Inc. 7,048 2,556,662
Donaldson Co., Inc. 10,338 928,042
Dover Corp. 15,181 3,404,795
Expeditors International of Washington, Inc. 39,735 6,476,010
Flex Ltd. * 27,855 4,514,460
Frontdoor, Inc. * 67,220 5,215,600
Generac Holdings, Inc. * 20,961 6,137,590

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
a Shares Value
Howmet Aerospace, Inc. 20,122 $ 5,410,001
ITT, Inc. 10,685 2,113,066
Jabil, Inc. 5,127 1,976,356
Keysight Technologies, Inc. * 5,032 1,761,552
L3Harris Technologies, Inc. 12,182 3,539,967
Landstar System, Inc. 16,025 3,314,130
Lincoln Electric Holdings, Inc. 13,031 3,459,861
Masco Corp. 64,092 5,215,166
Old Dominion Freight Line, Inc. 31,719 6,870,335
Packaging Corp. of America 23,035 5,488,780
Parker-Hannifin Corp. 3,326 3,253,227
TE Connectivity PLC (Switzerland)  12,674 2,555,205
Textron, Inc. 66,996 6,145,543
TopBuild Corp. * 4,541 1,609,921
UFP Industries, Inc. 28,442 2,580,827
Vontier Corp. 49,216 1,427,264
Watts Water Technologies, Inc. Class A  15,815 6,190,782
116,810,192
Technology - 4.6%
spacing
CACI International, Inc. Class A * 8,252 3,822,821
Microchip Technology, Inc. 65,595 5,982,264
NetApp, Inc. 43,360 6,710,394
NXP Semiconductors NV (Netherlands)  9,175 2,578,450
Zebra Technologies Corp. Class A * 23,157 6,096,312
25,190,241
Utilities - 4.8%
spacing
CenterPoint Energy, Inc. 53,394 2,351,472
DTE Energy Co. 39,230 5,977,475
Entergy Corp. 31,674 3,638,076
FirstEnergy Corp. 60,899 2,895,139
NRG Energy, Inc. 8,471 1,237,274
OGE Energy Corp. 88,311 4,297,213
Talen Energy Corp. * 4,535 1,742,619
Xcel Energy, Inc. 47,390 3,805,417
25,944,685
Total Common Stocks
    (Cost $462,283,992) 530,994,823
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.9%
    (Cost $462,283,992) 530,994,823
SECURITIES LENDING COLLATERAL - 2.3%
Mutual Funds - 0.8%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 4,606,606 4,606,606
Principal
Amount
Repurchase Agreements - 1.5%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$5,699,847; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $5,813,847) $ 5,699,269 5,699,269
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$2,644,342; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $2,700,721) $ 2,640,512 $ 2,640,512
8,339,781
Total Securities Lending Collateral
(Cost $12,946,387) 12,946,387
a
TOTAL INVESTMENTS - 100.2%
(Cost $475,230,379) 543,941,210
OTHER ASSETS & LIABILITIES, NET -  (0.2%) (1,065,450)
NET ASSETS - 100.0% $ 542,875,760
Financial 22 .0%
Industrial 21 .5%
Consumer, Non-Cyclical 16 .8%
Consumer, Cyclical 12 .6%
Energy 6 .8%
Communications 5 .6%
Utilities 4 .8%
Technology 4 .6%
Basic Materials 3 .2%
Others (each less than 3.0%) 2 .3%
100 .2%
Other Assets & Liabilities, Net ( 0 .2% )
100 .0%

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 530,994,823 $ 530,994,823 $ – $ –
Securities Lending Collateral 12,946,387 4,606,606 8,339,781 –
Total $ 543,941,210 $ 535,601,429 $ 8,339,781 $ –

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 46.1%
Basic Materials - 0.5%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 575,000 $ 572,648
Chevron Phillips Chemical Co. LLC/Chevron
Phillips Chemical Co. LP
3.700% due 06/01/28 ~ 420,000 413,364
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 1,730,000 1,737,942
Mosaic Co.
4.050% due 11/15/27  600,000 596,142
3,320,096
Communications - 1.4%
Charter Communications Operating LLC/
Charter Communications Operating Capital
2.250% due 01/15/29  2,400,000 2,236,500
3.750% due 02/15/28  710,000 696,421
NTT Finance Corp. (Japan)
due 03/31/28 # ~ 1,461,000 1,462,078
4.567% due 07/16/27 ~ 200,000 200,203
4.620% due 07/16/28 ~ 1,960,000 1,955,474
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  75,000 74,658
3.200% due 03/15/27  2,210,000 2,189,790
Sprint Capital Corp.
6.875% due 11/15/28  1,300,000 1,362,129
10,177,253
Consumer, Cyclical - 3.9%
American Honda Finance Corp.
4.279% (SOFR + 0.650%)
due 11/19/27 § 2,200,000 2,197,480
4.358% (SOFR + 0.730%)
due 08/13/27 § 1,250,000 1,251,285
4.502% (SOFR + 0.870%)
due 07/09/27 § 1,250,000 1,253,844
4.550% due 04/10/28  385,000 384,440
AutoNation, Inc.
4.450% due 01/15/29  1,400,000 1,386,919
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 798,000 802,187
Ford Motor Co.
4.346% due 12/08/26  1,239,000 1,237,167
Ford Motor Credit Co. LLC
4.950% due 05/28/27  700,000 700,526
4.970% due 04/06/29  200,000 198,000
5.800% due 03/05/27  1,800,000 1,809,538
5.850% due 05/17/27  1,500,000 1,511,634
7.350% due 11/04/27  610,000 626,956
General Motors Financial Co., Inc.
2.350% due 02/26/27  500,000 493,335
4.750% due 04/06/29  1,800,000 1,799,397
5.000% due 04/09/27  2,100,000 2,108,024
5.000% due 07/15/27  1,000,000 1,005,727
5.400% due 05/08/27  1,900,000 1,914,837
6.000% due 01/09/28  100,000 101,905
Hyundai Capital America
4.250% due 09/18/28 ~ 700,000 692,104
4.600% due 04/06/28 ~ 2,570,000 2,566,303
4.750% due 06/18/29 ~ 717,000 714,673
5.000% due 01/07/28 ~ 1,070,000 1,074,341
a
Principal
Amount Value
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/29 ~ $ 313,000 $ 311,939
Volkswagen Group of America Finance LLC
(Germany)
5.050% due 03/27/28 ~ 1,970,000 1,978,886
28,121,447
Consumer, Non-Cyclical - 2.6%
Augusta SpinCo Corp.
4.398% due 03/23/29  918,000 911,696
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27  600,000 594,271
BAT International Finance PLC (United
Kingdom)
5.931% due 02/02/29  1,100,000 1,133,960
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,270,000 2,281,932
Centene Corp.
4.250% due 12/15/27  746,000 742,459
Constellation Brands, Inc.
3.500% due 05/09/27  600,000 595,571
CVS Health Corp.
1.300% due 08/21/27  2,400,000 2,315,594
6.250% due 06/01/27  2,660,000 2,701,708
HCA, Inc.
3.125% due 03/15/27  1,075,000 1,065,198
5.200% due 06/01/28  1,800,000 1,818,219
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 393,000 392,129
6.125% due 07/27/27 ~ 1,800,000 1,828,006
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 543,000 545,691
Philip Morris International, Inc.
4.290% (SOFR + 0.660%)
due 10/27/28 § 1,530,000 1,532,550
18,458,984
Energy - 2.5%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,175,000 1,168,916
5.000% due 12/15/29  1,592,000 1,608,319
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 ~ 1,360,000 1,394,756
DCP Midstream Operating LP
5.625% due 07/15/27  1,522,000 1,536,165
Enbridge, Inc. (Canada)
5.250% due 04/05/27  650,000 653,752
Energy Transfer LP
6.000% due 02/01/29 ~ † 1,000,000 1,008,052
EQT Corp.
3.900% due 10/01/27  563,000 558,144
MPLX LP
4.250% due 12/01/27  1,370,000 1,364,007
ONEOK, Inc.
4.000% due 07/13/27  1,300,000 1,293,425
4.250% due 09/24/27  2,550,000 2,541,255
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  1,541,000 1,483,902
Targa Resources Corp.
4.350% due 01/15/29  189,000 187,601
5.200% due 07/01/27 † 1,240,000 1,247,962
Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/28  900,000 891,032

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Western Midstream Operating LP
6.350% due 01/15/29  $ 670,000 $ 693,188
17,630,476
Financial - 30.5%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 2,300,000 2,308,174
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.650% due 07/21/27  2,460,000 2,441,277
4.125% due 02/28/29  1,530,000 1,508,088
6.450% due 04/15/27  2,450,000 2,481,641
American Express Co.
5.098% due 02/16/28  1,150,000 1,154,678
5.389% due 07/28/27  650,000 650,428
American Tower Corp.
3.125% due 01/15/27  950,000 943,202
3.375% due 10/15/26  500,000 498,649
3.600% due 01/15/28 † 2,600,000 2,563,680
Aon North America, Inc.
5.150% due 03/01/29  700,000 709,873
ARES Strategic Income Fund
4.850% due 01/15/29  882,000 864,190
5.450% due 09/09/28  1,353,000 1,339,966
5.700% due 03/15/28  1,973,000 1,970,784
Athene Global Funding
4.587% (SOFR + 0.950%)
due 04/19/27 ~ § 1,730,000 1,733,081
4.950% due 01/07/27 ~ 560,000 560,832
5.133% due 06/01/29 ~ † 709,000 710,519
5.516% due 03/25/27 ~ 2,450,000 2,464,318
Avolon Holdings Funding Ltd. (Ireland)
3.250% due 02/15/27 ~ 500,000 495,800
4.950% due 01/15/28 ~ 2,328,000 2,333,991
6.375% due 05/04/28 ~ 1,670,000 1,713,579
Bank of America Corp.
3.705% due 04/24/28  1,750,000 1,738,373
3.824% due 01/20/28  1,900,000 1,893,442
4.948% due 07/22/28 † 3,200,000 3,213,543
5.202% due 04/25/29  2,500,000 2,523,691
Bank of Montreal (Canada)
4.567% due 09/10/27  2,590,000 2,590,627
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  3,100,000 3,062,470
4.398% (SOFR + 0.760%)
due 09/15/28 § 1,310,000 1,312,803
4.404% due 09/08/28  1,200,000 1,198,497
Barclays PLC (United Kingdom)
2.279% due 11/24/27 † 600,000 594,809
4.837% due 09/10/28  2,100,000 2,103,915
5.501% due 08/09/28  1,400,000 1,412,623
5.674% due 03/12/28 † 2,300,000 2,318,783
BNP Paribas SA (France)
5.198% due 01/10/30 ~ 1,780,000 1,795,756
Brown & Brown, Inc.
4.600% due 12/23/26  382,000 382,238
4.700% due 06/23/28  213,000 212,985
Canadian Imperial Bank of Commerce
(Canada)
4.857% due 03/30/29  2,260,000 2,269,318
Capital One Financial Corp.
1.878% due 11/02/27  1,375,000 1,362,405
5.700% due 02/01/30  560,000 571,707
7.149% due 10/29/27  2,415,000 2,434,435
a
Principal
Amount Value
Citigroup, Inc.
3.070% due 02/24/28  $ 1,600,000 $ 1,585,073
3.887% due 01/10/28  1,260,000 1,255,836
5.174% due 02/13/30  2,090,000 2,112,554
Citizens Bank NA
4.575% due 08/09/28  2,500,000 2,499,999
Corebridge Financial, Inc.
3.650% due 04/05/27  2,575,000 2,558,714
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 994,377
4.298% due 04/01/28 ~ † 2,100,000 2,097,635
5.427% due 03/01/28 ~ 2,200,000 2,214,221
Deutsche Bank AG (Germany)
2.311% due 11/16/27  600,000 595,058
5.373% due 01/10/29  2,490,000 2,514,762
5.706% due 02/08/28  2,590,000 2,608,706
7.146% due 07/13/27  714,000 714,588
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,990,000 1,986,397
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 75,000 74,925
1.400% due 08/27/27 ~ 1,525,000 1,470,732
4.875% due 11/19/27 ~ 1,800,000 1,805,989
First-Citizens Bank & Trust Co.
5.097% due 07/13/29 † 1,115,000 1,116,646
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,351,000 1,381,578
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,225,000 2,207,792
2.640% due 02/24/28  710,000 701,510
3.691% due 06/05/28  2,410,000 2,389,809
HPS Corporate Lending Fund
4.900% due 09/11/28  1,803,000 1,767,535
5.150% due 04/02/29 ~ † 728,000 713,200
5.300% due 06/05/27 † 528,000 528,522
5.450% due 01/14/28  1,150,000 1,145,966
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  1,900,000 1,880,093
5.597% due 05/17/28  2,730,000 2,754,069
7.390% due 11/03/28  2,700,000 2,796,121
Huntington Bancshares, Inc.
4.443% due 08/04/28  2,560,000 2,555,796
Huntington National Bank
4.353% (SOFR + 0.720%)
due 04/12/28 § 1,011,000 1,011,485
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 198,699
5.000% due 06/29/30 ~ 1,171,000 1,172,543
Jackson Financial, Inc.
5.170% due 06/08/27  1,050,000 1,054,325
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 1,116,000 1,118,115
5.550% due 07/02/27 ~ 2,130,000 2,149,770
JPMorgan Chase & Co.
2.069% due 06/01/29  1,400,000 1,334,884
2.182% due 06/01/28  950,000 930,260
2.947% due 02/24/28 † 1,300,000 1,287,080
4.408% due 04/23/30  1,500,000 1,487,436
5.012% due 01/23/30  2,500,000 2,517,239
6.087% due 10/23/29  2,400,000 2,473,365
Lloyds Banking Group PLC (United Kingdom)
3.750% due 03/18/28  630,000 626,787
5.462% due 01/05/28  2,530,000 2,543,087

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.871% due 03/06/29 † $ 1,500,000 $ 1,529,158
LPL Holdings, Inc.
4.900% due 04/03/28  1,223,000 1,224,066
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.592% due 04/18/30 † 1,280,000 1,273,886
Mizuho Financial Group, Inc. (Japan)
due 07/13/30 # 2,160,000 2,157,008
1.554% due 07/09/27  1,570,000 1,568,924
5.414% due 09/13/28  2,560,000 2,587,299
Morgan Stanley
3.591% due 07/22/28 § 2,760,000 2,730,045
3.772% due 01/24/29  1,060,000 1,045,734
4.133% due 10/18/29  1,090,000 1,075,238
4.238% due 01/09/30  1,130,000 1,115,380
5.652% due 04/13/28  930,000 938,076
5.656% due 04/18/30  2,450,000 2,503,088
Morgan Stanley Private Bank NA
4.408% (SOFR + 0.780%)
due 11/17/28 § 1,900,000 1,904,385
Nationwide Building Society (United Kingdom)
6.557% due 10/18/27 ~ 930,000 935,321
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28  2,600,000 2,567,203
4.735% (SOFR + 1.100%)
due 05/23/29 § 1,260,000 1,268,223
5.516% due 09/30/28  600,000 606,979
5.583% due 03/01/28  2,500,000 2,518,337
PNC Financial Services Group, Inc.
5.300% due 01/21/28  2,825,000 2,837,209
5.492% due 05/14/30  1,760,000 1,797,409
6.615% due 10/20/27  2,410,000 2,425,356
Principal Life Global Funding II
4.650% due 05/18/29 ~ 1,900,000 1,894,971
Regions Bank
4.755% due 07/27/29  759,000 759,348
RGA Global Funding
5.448% due 05/24/29 ~ 710,000 722,281
6.000% due 11/21/28 ~ † 2,040,000 2,094,228
Royal Bank of Canada (Canada)
4.327% (SOFR + 0.700%)
due 11/03/28 § 2,300,000 2,304,079
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,778,000 1,782,403
Sixth Street Lending Partners
6.500% due 03/11/29 † 910,000 929,386
Societe Generale SA (France)
due 07/07/29 # ~ 1,450,000 1,449,850
5.500% due 04/13/29 ~ 1,300,000 1,314,571
5.519% due 01/19/28 ~ 1,390,000 1,396,872
Standard Chartered PLC (United Kingdom)
4.299% due 01/13/30 ~ 1,053,000 1,039,786
6.301% due 01/09/29 ~ † 910,000 930,527
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/28 ~ 1,027,000 1,019,831
Sumisho Air Lease Corp.
2.200% due 01/15/27  950,000 937,939
4.400% due 03/24/28 ~ 1,324,000 1,317,365
4.500% due 03/24/29 ~ 271,000 268,768
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 598,664
5.532% due 07/17/26  50,000 50,033
Truist Financial Corp.
4.123% due 06/06/28  1,540,000 1,534,297
a
Principal
Amount Value
5.435% due 01/24/30  $ 2,280,000 $ 2,318,369
U.S. Bancorp
5.384% due 01/23/30  1,490,000 1,515,504
6.787% due 10/26/27  3,015,000 3,037,287
UBS Group AG (Switzerland)
3.869% due 01/12/29 ~ 660,000 652,513
4.703% due 08/05/27 ~ 2,600,000 2,600,021
6.442% due 08/11/28 ~ † 1,530,000 1,560,883
VICI Properties LP
4.750% due 02/15/28 † 1,247,000 1,246,969
4.750% due 04/01/28  67,000 66,965
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 2,570,000 2,565,278
Wells Fargo & Co.
2.393% due 06/02/28  2,450,000 2,401,592
3.526% due 03/24/28  2,520,000 2,501,789
4.900% due 01/24/28  443,000 444,039
4.970% due 04/23/29  1,070,000 1,075,382
5.707% due 04/22/28  700,000 706,392
6.303% due 10/23/29  2,395,000 2,477,786
Western-Southern Global Funding
4.250% due 01/29/29 ~ 1,790,000 1,769,237
217,265,977
Industrial - 1.4%
Amrize Finance U.S. LLC
4.600% due 04/07/27  1,058,000 1,059,473
Boeing Co.
2.700% due 02/01/27  2,630,000 2,601,613
5.040% due 05/01/27  960,000 962,870
6.259% due 05/01/27  685,000 694,211
CNH Industrial Capital LLC
1.450% due 07/15/26  675,000 674,262
4.500% due 10/08/27  2,000,000 1,999,236
4.550% due 04/10/28  1,100,000 1,097,584
Ingersoll Rand, Inc.
5.197% due 06/15/27  685,000 689,280
9,778,529
Technology - 1.5%
Dell International LLC/EMC Corp.
4.750% due 04/01/28  500,000 501,592
4.900% due 10/01/26  2,375,000 2,376,017
Leidos, Inc.
4.100% due 03/15/29  601,000 591,272
Microchip Technology, Inc.
4.900% due 03/15/28  600,000 603,212
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  983,000 975,895
Oracle Corp.
4.738% (SOFR + 1.110%)
due 02/04/29 § 2,300,000 2,298,778
4.800% due 08/03/28 † 1,080,000 1,077,921
VMware LLC
1.800% due 08/15/28 † 2,100,000 1,987,133
10,411,820
Utilities - 1.8%
AES Corp.
5.200% due 07/15/29  95,000 95,558
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 1,115,000 1,091,595

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
DTE Energy Co.
4.875% due 06/01/28  $ 1,487,000 $ 1,493,728
Duquesne Light Holdings, Inc.
3.616% due 08/01/27 ~ 350,000 346,112
Emera U.S. Finance LLC
4.500% due 04/01/29  2,118,000 2,103,832
ENEL Finance International NV (Italy)
1.625% due 07/12/26 ~ 500,000 499,521
3.500% due 04/06/28 ~ 1,150,000 1,128,878
4.125% due 09/30/28 ~ 362,000 357,747
FirstEnergy Corp.
3.900% due 07/15/27  1,140,000 1,133,727
FirstEnergy Transmission LLC
4.550% due 01/15/30  1,300,000 1,290,858
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  572,000 573,468
NiSource, Inc.
5.250% due 03/30/28  575,000 581,578
Pacific Gas & Electric Co.
2.100% due 08/01/27  700,000 681,734
Pinnacle West Capital Corp.
4.900% due 05/15/28  173,000 173,680
Southern Co.
5.500% due 03/15/29  50,000 51,142
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,221,000 1,222,852
12,826,010
Total Corporate Bonds & Notes
    (Cost $328,237,994) 327,990,592
MORTGAGE-BACKED SECURITIES - 3.7%
Collateralized Mortgage Obligations - Commercial - 3.5%
ALA Trust
5.369% (SOFR + 1.743%)
due 06/15/40 ~ § 810,000 814,709
ARES Commercial Mortgage Trust
4.875% (SOFR + 1.250%)
due 02/15/43 ~ § 260,000 260,334
Bank
4.285% due 11/15/61 § 122,233 121,762
BLP Commercial Mortgage Trust
4.968% (SOFR + 1.342%)
due 03/15/41 ~ § 295,275 295,876
Bridge Commercial Mortgage Trust
4.850% (SOFR + 1.250%)
due 06/15/39 ~ § 1,847,000 1,852,329
BX Commercial Mortgage Trust
4.825% (SOFR + 1.200%)
due 03/15/43 ~ § 872,545 873,633
4.918% (SOFR + 1.293%)
due 12/15/39 ~ § 1,325,555 1,329,328
4.975% (SOFR + 1.350%)
due 04/15/43 ~ § 625,000 626,273
5.005% (SOFR + 1.380%)
due 04/15/43 ~ § 792,488 796,056
5.017% (SOFR + 1.392%)
due 03/15/41 ~ § 758,828 760,636
5.067% (SOFR + 1.442%)
due 02/15/39 ~ § 592,027 593,810
5.069% (SOFR + 1.443%)
due 04/15/40 ~ § 571,185 572,238
a
Principal
Amount Value
BX Trust
due 07/15/43 # ~ § $ 650,000 $ 650,813
4.769% (SOFR + 1.144%)
due 03/15/30 ~ § 1,913,450 1,911,790
4.775% (SOFR + 1.150%)
due 02/15/35 ~ § 1,066,000 1,064,560
4.825% (SOFR + 1.200%)
due 05/15/38 ~ § 991,980 995,681
5.019% (SOFR + 1.393%)
due 03/15/30 ~ § 121,458 121,304
5.067% (SOFR + 1.442%)
due 04/15/41 ~ § 1,470,204 1,473,802
5.116% (SOFR + 1.491%)
due 04/15/37 ~ § 69,385 69,472
CD Mortgage Trust
3.171% due 08/15/50  41,347 40,736
3.514% due 05/10/50 § 1,155,000 1,144,418
CENT
5.091% due 07/10/40 ~ § 934,000 933,109
DBGS Mortgage Trust
4.302% due 10/15/51  59,556 59,417
DBJPM Mortgage Trust
3.328% due 06/10/50  50,000 49,301
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 100,357
Extended Stay America Trust
4.825% (SOFR + 1.200%)
due 02/15/43 ~ § 1,143,980 1,146,789
4.925% (SOFR + 1.300%)
due 10/15/42 ~ § 1,589,170 1,594,537
GS Mortgage Securities Trust
3.164% due 05/10/50  23,036 22,774
4.106% due 07/10/51 § 58,569 58,304
HAVN Trust
5.325% (SOFR + 1.700%)
due 10/15/35 ~ § 184,000 184,296
Hilton USA Trust
4.333% due 11/05/38 ~ § 284,000 283,439
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  61,354 61,172
Morgan Stanley Capital I Trust
1.925% due 07/15/53  562,416 528,388
3.436% due 12/15/49  200,380 199,892
PLYM Commercial Mortgage Trust
4.875% (SOFR + 1.250%)
due 03/15/43 ~ § 1,225,000 1,227,342
5.075% (SOFR + 1.450%)
due 03/15/43 ~ § 140,000 140,253
TCO Commercial Mortgage Trust
4.868% (SOFR + 1.243%)
due 12/15/39 ~ § 656,000 656,841
Wells Fargo Commercial Mortgage Trust
3.063% due 12/15/52  39,471 38,553
3.212% due 09/15/50  104,274 103,799
3.933% due 03/15/52  1,043,945 1,034,410
5.270% due 03/15/38 ~ § 238,000 237,001
25,029,534
Collateralized Mortgage Obligations - Residential - 0.2%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 55,694 55,163
OBX Trust
5.364% due 03/25/63 ~ § 889,598 889,320

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
OLIT Trust
3.000% due 11/25/38 ~ § $ 103,936 $ 101,575
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 109,402 107,363
3.000% due 06/25/39 ~ § 205,000 200,813
1,354,234
Total Mortgage-Backed Securities
    (Cost $26,328,857) 26,383,768
ASSET-BACKED SECURITIES - 17.1%
Automobile Other - 1.2%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 395,000 388,860
Exeter Automobile Receivables Trust
4.400% due 05/15/30  695,000 694,356
4.700% due 03/17/31  1,110,000 1,108,870
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  340,000 341,301
5.480% due 04/15/29 ~ 1,150,000 1,158,597
GMF Floorplan Owner Revolving Trust
4.343% (SOFR + 0.750%)
due 03/15/29 ~ § 155,000 155,359
4.790% due 03/15/29 ~ 385,000 385,702
4.910% due 03/15/30 ~ 650,000 652,666
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  425,000 426,221
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 593,981 596,922
5.038% due 07/25/31 ~ 28,128 28,289
5.121% due 12/29/32 ~ 422,583 424,662
5.185% due 07/25/31 ~ 114,854 115,453
Volkswagen Auto Lease Trust
4.010% due 01/22/29  2,300,000 2,293,025
8,770,283
Automobile Sequential - 6.4%
Ally Auto Receivables Trust
3.960% due 03/15/30  65,000 64,775
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,060,000 1,059,129
4.590% due 03/15/34 ~ 690,934 692,236
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 570,000 562,024
4.770% due 02/20/29 ~ 2,200,000 2,206,221
4.800% due 08/20/29 ~ 165,000 165,142
4.820% due 04/20/31 ~ 170,000 170,287
Capital One Prime Auto Receivables Trust
3.850% due 07/15/30  195,000 193,343
4.620% due 07/16/29  56,098 56,260
CarMax Auto Owner Trust
3.970% due 12/16/30  2,755,000 2,732,369
4.110% due 08/15/29  1,275,000 1,272,815
4.840% due 01/15/30  20,000 20,105
CarMax Select Receivables Trust
4.640% due 12/16/30  475,000 475,467
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,035,000 1,030,097
4.550% due 08/12/30  625,000 626,180
4.640% due 01/10/30  331,547 332,215
Chase Auto Owner Trust
3.860% due 10/25/30 ~ 2,300,000 2,281,183
a
Principal
Amount Value
4.940% due 07/25/29 ~ $ 35,486 $ 35,631
Citizens Auto Receivables Trust
5.110% due 04/17/28 ~ 10,851 10,878
Enterprise Fleet Financing LLC
4.820% due 02/20/29 ~ 315,000 316,597
4.980% due 08/21/28 ~ 102,000 102,634
5.060% due 03/20/31 ~ 150,000 151,274
5.160% due 09/20/30 ~ 2,060,000 2,078,136
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 1,007,442 1,007,789
Ford Credit Auto Owner Trust
4.450% due 10/15/29  1,320,000 1,322,373
4.610% due 08/15/29  30,000 30,098
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  2,275,000 2,282,858
GM Financial Consumer Automobile
Receivables Trust
5.450% due 06/16/28  753,144 756,234
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 2,250,000 2,237,768
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 1,000,000 1,005,688
Honda Auto Receivables Owner Trust
5.670% due 06/21/28  12,364 12,442
Hyundai Auto Receivables Trust
4.360% due 12/17/29  1,175,000 1,175,812
5.480% due 04/17/28  6,130 6,151
5.540% due 10/16/28  11,365 11,430
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  10,000 10,047
5.950% due 11/15/28  11,827 11,919
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 735,000 734,355
5.820% due 04/20/37 ~ 55,120 55,383
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  850,000 851,328
4.740% due 01/16/29  60,918 60,997
SBNA Auto Lease Trust
5.560% due 11/22/27 ~ 11,035 11,048
SFS Auto Receivables Securitization Trust
4.120% due 04/21/31 ~ 2,350,000 2,340,971
4.750% due 07/22/30 ~ 2,335,000 2,344,399
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,590,000 1,580,649
4.210% due 01/22/29 ~ 1,256,000 1,253,663
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 2,260,000 2,252,991
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 1,140,000 1,142,489
USB Auto Owner Trust
4.490% due 06/17/30 ~ 305,000 305,482
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  145,000 145,519
Volkswagen Credit Auto Master Trust
4.710% due 05/20/31 ~ 1,290,000 1,296,115
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 1,365,000 1,355,437
4.570% due 01/18/40 ~ 1,813,136 1,816,495
4.870% due 06/21/39 ~ 875,212 879,133
Wheels Fleet Lease Funding LLC
4.300% due 04/18/39 ~ 450,000 449,189

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
World Omni Auto Receivables Trust
3.950% due 03/17/31  $ 60,000 $ 59,624
4.730% due 03/15/30  360,000 361,425
World Omni Select Auto Trust
4.080% due 08/15/31  185,000 183,897
45,986,196
Credit Card Bullet - 0.2%
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 900,000 904,902
5.530% due 05/15/29 ~ 575,000 576,914
1,481,816
Other Asset-Backed Securities - 9.3%
Affirm Asset Securitization Trust
4.270% due 04/15/31 ~ 1,627,558 1,627,124
4.450% due 10/15/30 ~ 687,649 688,195
Affirm Master Trust
4.370% due 02/15/34 ~ 1,230,000 1,223,837
4.990% due 02/15/33 ~ 1,760,000 1,767,178
AGL CLO 17 Ltd. (Cayman)
4.622% (SOFR + 0.950%)
due 01/21/35 ~ § 500,000 499,527
AIMCO CLO (Cayman)
4.880% (SOFR + 1.200%)
due 04/16/37 ~ § 2,627,000 2,631,598
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 437,626 439,138
Bain Capital Credit CLO Ltd. (Cayman)
4.775% (SOFR + 1.100%)
due 07/18/38 ~ § 252,632 252,985
4.814% (SOFR + 1.150%)
due 04/22/35 ~ § 1,000,000 1,000,907
4.825% (SOFR + 1.150%)
due 04/20/34 ~ § 2,000,000 2,002,156
Barings CLO Ltd. (Cayman)
4.815% (SOFR + 1.140%)
due 01/20/36 ~ § 1,020,000 1,020,662
Buckhorn Park CLO Ltd. (Cayman)
4.745% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,118
CCG Receivables Trust
4.480% due 10/14/32 ~ 66,591 66,676
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 99,552
4.590% due 08/16/27 ~ 92,774 92,856
4.770% due 08/15/35 ~ 1,357,000 1,361,820
DLLAA LLC
4.950% due 09/20/29 ~ 2,205,000 2,219,837
DLLAD LLC
5.300% due 07/20/29 ~ 1,073,976 1,084,352
DLLMT LLC
4.030% due 07/20/28 ~ 470,000 468,948
4.200% due 12/20/29 ~ 240,000 238,468
Dryden 108 CLO Ltd. (Jersey)
due 07/18/37 # ~ § 2,160,000 2,160,000
Dryden 68 CLO Ltd. (Cayman)
4.773% (SOFR + 1.100%)
due 07/15/35 ~ § 1,000,000 1,000,450
Dryden 75 CLO Ltd. (Cayman)
4.713% (SOFR + 1.040%)
due 04/14/34 ~ § 700,000 700,333
Flatiron CLO 19 Ltd. (Cayman)
4.829% (SOFR + 1.180%)
due 11/16/34 ~ § 682,873 683,541
a
Principal
Amount Value
Flatiron CLO 23 LLC
4.920% (SOFR + 1.240%)
due 04/17/36 ~ § $ 1,094,000 $ 1,094,836
Flatiron RR CLO 22 LLC
4.583% (SOFR + 0.910%)
due 10/15/34 ~ § 2,095,875 2,094,126
FTAI MRE Cayman Ltd. (Cayman)
5.632% due 06/15/51 ~ 350,000 350,161
Galaxy XXV CLO Ltd. (Cayman)
4.777% (SOFR + 1.110%)
due 04/25/36 ~ § 900,000 900,704
GoldenTree Loan Management U.S. CLO 26
Ltd.
4.675% (SOFR + 1.000%)
due 07/20/38 ~ § 550,000 550,399
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 934,124 933,787
4.930% due 06/25/60 ~ 22,754 22,801
Hartwick Park CLO Ltd. (Jersey)
4.835% (SOFR + 1.160%)
due 01/20/37 ~ § 2,260,000 2,261,473
HPEFS Equipment Trust
4.030% due 11/22/32 ~ 1,360,000 1,354,329
Invesco CLO Ltd. (Cayman)
4.744% (SOFR + 1.080%)
due 10/22/34 ~ § 870,000 870,744
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 1,980,000 1,986,209
M&T Equipment Notes
4.700% due 12/16/27 ~ 320,039 320,619
Madison Park Funding XLV Ltd. (Cayman)
4.753% (SOFR + 1.080%)
due 07/15/34 ~ § 2,450,000 2,452,610
Magnetite XXI Ltd. (Cayman)
4.611% (SOFR + 0.980%)
due 04/20/34 ~ § 2,400,000 2,400,618
Magnetite XXIII Ltd. (Cayman)
4.657% (SOFR + 0.990%)
due 01/25/35 ~ § 1,920,000 1,921,518
Marlette Funding Trust
4.750% due 07/16/35 ~ 8,923 8,928
4.950% due 07/16/35 ~ 1,000,000 1,000,053
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
4.706% (SOFR + 1.040%)
due 07/23/36 ~ § 2,630,000 2,631,834
Oaktree CLO Ltd. (Cayman)
4.643% (SOFR + 0.970%)
due 01/15/35 ~ § 750,000 750,607
OHA Credit Funding 22 Ltd. (Cayman)
5.005% (SOFR + 1.330%)
due 07/20/38 ~ § 781,000 781,589
Oportun Issuance Trust
4.320% due 01/09/34 ~ 175,000 173,438
4.490% due 07/08/33 ~ 780,000 776,269
4.880% due 05/09/33 ~ 575,000 574,709
Palmer Square Loan Funding Ltd. (Cayman)
4.451% (SOFR + 0.800%)
due 02/15/33 ~ § 253,076 252,827
4.823% (SOFR + 1.150%)
due 01/15/33 ~ § 1,673,000 1,670,078
PEAC Solutions Receivables LLC
4.390% due 07/20/33 ~ 110,000 109,215
4.940% due 10/20/28 ~ 55,140 55,294

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $14,453,552 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
a
Principal
Amount Value
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ $ 307,795 $ 305,684
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 2,258,121 2,267,102
RCKT Trust
4.480% due 11/27/34 ~ 127,636 127,718
4.900% due 07/25/34 ~ 26,466 26,506
Reach ABS Trust
4.340% due 02/15/35 ~ 321,543 321,282
4.930% due 08/18/32 ~ 185,306 185,699
RKTL Trust
4.070% due 02/26/35 ~ 1,145,187 1,142,940
4.330% due 02/26/35 ~ 985,000 976,779
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 1,116,983 1,115,870
4.470% due 08/15/34 ~ 122,918 122,967
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 2,100,000 2,108,738
Upstart Securitization Trust
4.600% due 09/20/35 ~ 793,218 792,683
Valley Stream Park CLO Ltd. (Jersey)
4.865% (SOFR + 1.190%)
due 01/20/37 ~ § 2,500,000 2,502,539
Verdant Receivables LLC
4.850% due 03/13/28 ~ 83,656 83,841
Verizon Master Trust
4.510% due 03/20/30  980,000 981,933
4.620% due 11/20/30  310,000 311,325
Voya CLO Ltd. (Cayman)
4.625% (SOFR + 0.950%)
due 04/20/38 ~ § 692,308 692,707
65,946,346
Total Asset-Backed Securities
    (Cost $122,291,454) 122,184,641
U.S. TREASURY OBLIGATIONS - 9.7%
U.S. Treasury Notes - 9.7%
3.500% due 09/30/26 ‡ 34,635,400 34,606,432
4.250% due 03/15/27 ‡ 34,425,900 34,485,211
69,091,643
Total U.S. Treasury Obligations
    (Cost $69,114,485) 69,091,643
SHORT-TERM INVESTMENTS - 18.6%
U.S. Treasury Bills - 18.6%
3.874% due 10/29/26  36,220,900 35,767,384
3.875% due 11/12/26 ‡ 48,800,000 48,118,652
3.977% due 12/24/26  49,300,000 48,376,483
132,262,519
Total Short-Term Investments
(Cost $132,315,203) 132,262,519
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 95.2%
    (Cost $678,287,993) 677,913,163
a Shares Value
SECURITIES LENDING COLLATERAL - 2.2%
Mutual Funds - 0.8%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 5,519,937 $ 5,519,937
Principal
Amount
Repurchase Agreements - 1.4%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$6,829,929; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $6,966,532) $ 6,829,237 6,829,237
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$3,168,624; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $3,236,181) 3,164,034 3,164,034
9,993,271
Total Securities Lending Collateral
(Cost $15,513,208) 15,513,208
a
TOTAL INVESTMENTS - 97.4%
(Cost $693,801,201) 693,426,371
DERIVATIVES - (0.9%) (6,490,322)
OTHER ASSETS & LIABILITIES, NET -  3.5% 24,803,310
NET ASSETS - 100.0% $ 711,739,359
Corporate Bonds & Notes 46 .1%
Short-Term Investments 18 .6%
Asset-Backed Securities 17 .1%
U.S. Treasury Obligations 9 .7%
Mortgage-Backed Securities 3 .7%
Others (each less than 3.0%) 2 .2%
97 .4%
Derivatives ( 0 .9% )
Other Assets & Liabilities, Net 3 .5%
100 .0%

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
(d) As of June 30, 2026, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
(e) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini NASDAQ 100 Index 09/26 56 $ 33,561,772 $ 34,186,320 $ 624,548
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/26 142 29,308,333 29,270,859 37,474
Total Futures Contracts $ 662,022
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 Stock Index SOFR + 0.640% S GSC 07/15/26 $ 188,844,911 ( $ 1,966,633 ) $ – ( $ 1,966,633 )
NASDAQ 100 Stock Index SOFR + 0.800% S MSC 07/15/26 121,834,224 (1,276,905) – (1,276,905)
NASDAQ 100 Stock Index SOFR + 0.795% S JPM 10/15/26 243,705,718 (2,553,694) – (2,553,694)
NASDAQ 100 Stock Index SOFR + 0.800% S MSC 10/15/26 59,966,738 (628,492) – (628,492)
NASDAQ 100 Stock Index SOFR + 0.830% S JPM 01/15/27 69,246,861 (726,620) – (726,620)
( $ 7,152,344 ) $ – ( $ 7,152,344 )
Total Swap Agreements ( $ 7,152,344 ) $ – ( $ 7,152,344 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (7,152,344)
$ – ( $ 7,152,344 )
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 327,990,592 $ – $ 327,990,592 $ –
Mortgage-Backed Securities 26,383,768 – 26,383,768 –
Asset-Backed Securities 122,184,641 – 122,184,641 –
U.S. Treasury Obligations 69,091,643 – 69,091,643 –
Short-Term Investments 132,262,519 – 132,262,519 –
Securities Lending Collateral 15,513,208 5,519,937 9,993,271 –
Derivatives:
Equity Contracts
Futures 624,548 624,548 – –
Interest Rate Contracts
Futures 37,474 37,474 – –
Total Asset - Derivatives 662,022 662,022 – –
Total Assets 694,088,393 6,181,959 687,906,434 –
Liabilities Derivatives:
Equity Contracts
Swaps (7,152,344) – (7,152,344) –
Total Liabilities (7,152,344) – (7,152,344) –
Total $ 686,936,049 $ 6,181,959 $ 680,754,090 $ –

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 3,680 $ 626
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 154 78
Icosavax, Inc. - Contingent Value Rights * 1,880 583
Inhibrx, Inc. - Contingent Value Rights * ± Ω 674 1,126
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 660 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 660 –
2,413
Total Rights
    (Cost $1,021) 2,413
COMMON STOCKS - 97.2%
Basic Materials - 7.3%
spacing
AdvanSix, Inc. 1,395 27,733
Arcosa, Inc. 1,735 252,078
Ashland, Inc. 121,803 8,025,600
Balchem Corp. 64 10,813
Cabot Corp. 2,623 238,221
Caledonia Mining Corp. PLC (South Africa)  885 16,904
Calumet, Inc. * 958 34,507
Centrus Energy Corp. Class A * 181 30,384
Codexis, Inc. * 493 1,114
Commercial Metals Co. 68,838 4,319,584
Ecovyst, Inc. * 1,930 24,029
Eldorado Gold Corp. (Turkey)  52,451 1,632,425
Element Solutions, Inc. 36,326 1,734,567
Elemental Royalty Corp. †(Canada)  1,398 24,409
Elementis PLC (United Kingdom)  1,289,297 2,629,655
Encore Energy Corp. * 8,779 11,500
ERO Copper Corp. * (Brazil)  42,714 1,142,600
Ferroglobe PLC 5,990 19,048
FMC Corp. 6,551 75,337
Friedman Industries, Inc. 298 9,590
HB Fuller Co. 2,839 165,485
Huntsman Corp. 8,563 90,939
Innospec, Inc. 1,276 103,854
Intrepid Potash, Inc. * 593 19,439
Ivanhoe Electric, Inc. * 892 8,572
Koppers Holdings, Inc. 897 40,275
Kronos Worldwide, Inc. 1,131 7,159
Magnera Corp. * 1,806 21,221
Mativ Holdings, Inc. 2,964 22,437
McEwen, Inc. * (Canada)  1,287 23,333
Minerals Technologies, Inc. 1,568 115,985
NioCorp Developments Ltd. * 2,979 14,359
Oil-Dri Corp. of America 100 10,221
Orion SA (Germany)  2,941 19,499
Quaker Chemical Corp. 713 113,274
Rayonier Advanced Materials, Inc. * 3,419 26,873
Rogers Corp. * 9,914 1,623,219
SSR Mining, Inc. * (Canada)  10,388 293,773
Stepan Co. 1,115 62,128
Sylvamo Corp. 1,729 65,356
Trinseo PLC 1,353 2
Tronox Holdings PLC 6,084 38,329
Valhi, Inc. 118 1,731
23,147,561
a Shares Value
Communications - 1.0%
spacing
1-800-Flowers.com, Inc. Class A * 917 $ 3,191
1stdibs.com, Inc. * 859 4,209
Advantage Solutions, Inc. * 178 7,697
AMC Global Media, Inc. Class A * 1,371 13,683
Angi, Inc. * 1,985 11,811
ATN International, Inc. 468 12,397
Aviat Networks, Inc. * 547 12,143
Bed Bath & Beyond, Inc. * 3,893 22,541
Boston Omaha Corp. Class A * 1,211 16,518
Bumble, Inc. Class A * 5,167 16,534
Cable One, Inc. * 281 14,924
Cars.com, Inc. * 2,491 27,252
Clear Channel Outdoor Holdings, Inc. * 18,909 45,760
Clearfield, Inc. * 564 22,442
ePlus, Inc. 1,354 112,693
EverQuote, Inc. Class A * 1,403 33,377
EW Scripps Co. Class A * 3,040 8,421
fuboTV, Inc. Class A * 1,404 12,917
Gray Media, Inc. 4,601 18,266
Groupon, Inc. †* 1,234 29,690
HealthStream, Inc. 1,056 28,776
IDT Corp. Class B  175 10,178
iHeartMedia, Inc. Class A * 6,344 27,216
Inseego Corp. * 231 2,386
Keel Infrastructure Corp. * 22,183 127,330
KORE Group Holdings, Inc. * 253 2,335
KVH Industries, Inc. * 360 3,568
Lands' End, Inc. * 591 6,194
Liberty Capital Corp. Class A * 114 2,497
Liberty Capital Corp. Class C * 1,675 36,113
Liberty Latin America Ltd. Class C * 2,530 19,709
Lumen Technologies, Inc. * 49,475 379,968
Magnite, Inc. * 3,074 58,345
National CineMedia, Inc. 3,918 14,888
NETGEAR, Inc. * 1,398 32,643
Nextdoor Holdings, Inc. * 11,895 27,002
Nexxen International Ltd. * (Israel)  1,715 15,486
Open Lending Corp. * 4,115 12,798
Opendoor Technologies, Inc. * 8,127 37,547
Optimum Communications, Inc. Class A * 12,272 17,794
Phoenix Education Partners, Inc. 58 1,905
Powerfleet, Inc. NJ * 6,486 24,841
RealReal, Inc. * 4,203 49,553
Ribbon Communications, Inc. * 4,389 10,270
Scholastic Corp. 853 39,238
Serve Robotics, Inc. †* 2,781 18,299
Shenandoah Telecommunications Co. 2,582 38,937
Shutterstock, Inc. 1,435 20,018
Sinclair, Inc. 2,244 31,977
Soluna Holdings, Inc. * 4,516 6,097
Sphere Entertainment Co. * 1,414 244,664
Spok Holdings, Inc. 964 9,871
Sprinklr, Inc. Class A * 4,324 22,312
Stagwell, Inc. * 4,815 35,776
Stitch Fix, Inc. Class A * 5,545 22,790
Taboola.com Ltd. * (Israel)  6,090 30,450
TechTarget, Inc. * 1,839 6,620
Telephone & Data Systems, Inc. 5,113 189,232
Thryv Holdings, Inc. * 1,530 6,028
TripAdvisor, Inc. * 2,817 38,621
Trump Media & Technology Group Corp. * 8,433 65,271
Tucows, Inc. Class A * 254 3,421

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Uniti Group, Inc. 2,847 $ 32,655
Upwork, Inc. * 4,434 37,068
Viasat, Inc. * 6,478 581,789
Vistance Networks, Inc. * 11,273 144,069
Yelp, Inc. * 1,678 41,145
Ziff Davis, Inc. * 1,781 93,271
ZipRecruiter, Inc. Class A * 2,818 10,568
3,165,995
Consumer, Cyclical - 9.0%
spacing
Academy Sports & Outdoors, Inc. 16,029 755,447
Adient PLC * 4,106 75,468
Advance Auto Parts, Inc. 3,110 193,504
Allegiant Travel Co. * 1,031 121,246
AMC Entertainment Holdings, Inc. Class A * 31,470 59,793
American Eagle Outfitters, Inc. 8,134 139,905
American Outdoor Brands, Inc. * 44 517
Asbury Automotive Group, Inc. * 1,004 201,884
Barnes & Noble Education, Inc. * 976 12,259
Beazer Homes USA, Inc. * 1,309 36,717
Biglari Holdings, Inc. Class B * 41 17,467
BJ's Restaurants, Inc. * 327 19,860
Bloomin' Brands, Inc. 4,338 39,649
BlueLinx Holdings, Inc. * 384 23,762
Boyd Gaming Corp. 7,738 683,498
Brightstar Lottery PLC 4,305 46,150
Brunswick Corp. 34,485 2,905,016
Caleres, Inc. 1,782 22,043
Callaway Golf Co. * 7,196 135,213
Camping World Holdings, Inc. Class A  1,595 12,170
Carter's, Inc. 1,871 77,010
Central Garden & Pet Co. * 429 19,022
Central Garden & Pet Co. Class A * 2,540 98,476
Century Communities, Inc. 12,170 872,102
Champion Homes, Inc. * 1,582 139,406
Citi Trends, Inc. * 47 2,718
Clean Energy Fuels Corp. * 8,041 16,484
Commercial Vehicle Group, Inc. * 1,504 6,948
CompX International, Inc. 71 1,768
Cooper-Standard Holdings, Inc. * 833 22,533
Cracker Barrel Old Country Store, Inc. 1,123 59,856
Crocs, Inc. * 25,337 3,056,656
Dauch Corp. * 12,210 66,178
Designer Brands, Inc. Class A  1,914 11,159
Dine Brands Global, Inc. 572 20,535
Dorman Products, Inc. * 1,027 140,134
Douglas Dynamics, Inc. 143 7,715
Dr. Martens PLC (United Kingdom)  1,533,770 1,405,818
Dream Finders Homes, Inc. Class A * 1,470 25,372
El Pollo Loco Holdings, Inc. * 1,415 23,998
Escalade, Inc. 526 9,878
Ethan Allen Interiors, Inc. 1,225 27,367
EVI Industries, Inc. 342 5,055
First Watch Restaurant Group, Inc. * 2,978 38,386
Flexsteel Industries, Inc. 170 12,662
Forestar Group, Inc. * 1,027 32,505
Fossil Group, Inc. * 2,208 9,141
Fox Factory Holding Corp. * 2,291 38,821
Funko, Inc. Class A * 2,431 14,294
G-III Apparel Group Ltd. 1,849 62,330
Gap, Inc. 50,405 941,565
Garrett Motion, Inc. (Switzerland)  8,920 323,172
Genesco, Inc. * 488 16,480
Gentherm, Inc. * 1,642 56,009
a Shares Value
Global Business Travel Group I * 6,081 $ 57,101
Gold.com, Inc. 821 34,162
Goodyear Tire & Rubber Co. * 14,680 96,888
Green Brick Partners, Inc. * 1,473 117,899
Group 1 Automotive, Inc. 3,325 968,140
Hamilton Beach Brands Holding Co. Class A  344 7,922
Harley-Davidson, Inc. 2,222 54,350
Haverty Furniture Cos., Inc. 665 16,977
Hilton Grand Vacations, Inc. * 22,551 1,180,996
HNI Corp. 3,688 149,032
Holley, Inc. * 4,516 11,516
Hovnanian Enterprises, Inc. Class A * 247 35,175
Hudson Technologies, Inc. * 1,831 10,510
Hyliion Holdings Corp. * 6,312 32,886
Interface, Inc. 2,597 93,076
J Jill, Inc. 354 5,618
Jack in the Box, Inc. * 818 12,933
JAKKS Pacific, Inc. 436 10,150
JetBlue Airways Corp. * 17,453 100,006
Johnson Outdoors, Inc. Class A  312 14,364
KB Home 3,129 195,844
Kohl's Corp. 5,640 99,941
Krispy Kreme, Inc. * 3,799 13,410
La-Z-Boy, Inc. 44,282 1,776,594
LCI Industries 1,179 124,833
Legacy Housing Corp. * 424 11,138
Leggett & Platt, Inc. 6,992 81,876
LGI Homes, Inc. * 1,063 67,692
Life Time Group Holdings, Inc. * 7,021 286,738
Lifetime Brands, Inc. 285 2,431
Lovesac Co. * 217 3,622
M/I Homes, Inc. * 9,295 1,494,543
Malibu Boats, Inc. Class A * 1,037 28,445
Marcus Corp. 532 12,481
MarineMax, Inc. * 1,015 37,169
Marriott Vacations Worldwide Corp. 1,443 147,013
MasterCraft Boat Holdings, Inc. * 817 21,095
Meritage Homes Corp. 16,146 1,353,842
Methode Electronics, Inc. 1,751 33,216
Microvast Holdings, Inc. * 3,163 3,701
Miller Industries, Inc. 672 34,373
Millerknoll, Inc. 3,554 72,715
Motorcar Parts of America, Inc. * 777 11,904
Movado Group, Inc. 765 30,072
National Vision Holdings, Inc. * 3,558 67,638
Newell Brands, Inc. 21,640 132,870
Nu Skin Enterprises, Inc. Class A  2,662 14,055
OneWater Marine, Inc. Class A * 537 6,052
OPENLANE, Inc. * 3,421 141,082
Oxford Industries, Inc. 604 21,061
Papa John's International, Inc. 1,589 58,428
Patrick Industries, Inc. 946 84,932
PC Connection, Inc. 639 46,641
Peloton Interactive, Inc. Class A * 12,883 76,139
Penn Entertainment, Inc. * 6,553 139,972
Petco Health & Wellness Co., Inc. * 4,495 12,226
Phinia, Inc. 926 76,275
Portillo's, Inc. Class A * 3,613 17,126
Pursuit Attractions & Hospitality, Inc. * 1,003 56,138
RCI Hospitality Holdings, Inc. 237 6,475
Republic Airways Holdings, Inc. * 614 12,900
Reservoir Media, Inc. * 992 9,811
Resideo Technologies, Inc. * 35,060 1,090,366
RideNow Group, Inc. Class B * 362 2,411

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Rocky Brands, Inc. 384 $ 15,836
Sabre Corp. * 13,483 28,179
Sally Beauty Holdings, Inc. * 4,964 70,191
ScanSource, Inc. * 1,231 64,123
SES AI Corp. * 8,218 7,891
Shoe Station Group, Inc. 1,040 15,423
Signet Jewelers Ltd. (NYSE) 16,395 1,413,249
SkyWest, Inc. * 2,061 204,719
Solid Power, Inc. * 5,426 14,053
Sonic Automotive, Inc. Class A  457 38,749
Sonos, Inc. * 468 6,332
Standard Motor Products, Inc. 1,194 46,530
Starz Entertainment Corp. * 589 16,999
Strattec Security Corp. * 224 18,245
Superior Group of Cos., Inc. 529 6,940
Sweetgreen, Inc. Class A * 2,181 19,215
Taylor Morrison Home Corp. * 4,856 348,369
Titan International, Inc. * 3,009 23,199
Titan Machinery, Inc. * 1,080 22,810
Torrid Holdings, Inc. * 1,047 1,958
Tron, Inc. * 1,644 2,647
Under Armour, Inc. Class A * 11,906 76,079
Under Armour, Inc. Class C * 7,065 43,944
UniFirst Corp. 751 198,609
Urban Outfitters, Inc. * 1,871 132,579
Venu Holding Corp. * 1,919 4,356
Versigent PLC * 3,737 156,991
Virco Mfg. Corp. 43 264
Visteon Corp. 1,408 139,688
VSE Corp. 1,338 305,733
Wabash National Corp. 1,981 26,743
Webtoon Entertainment, Inc. †* (South Korea)  1,116 12,745
Wendy's Co. 440 3,648
Weyco Group, Inc. 304 11,956
Winmark Corp. 141 59,654
Winnebago Industries, Inc. 1,516 47,360
Wolverine World Wide, Inc. 863 14,265
Wyndham Hotels & Resorts, Inc. 11,830 996,204
XMAX, Inc. * 271 2,463
Xperi, Inc. * 2,518 20,723
Yesway, Inc. Class A * 485 9,846
Zumiez, Inc. * 666 11,855
28,851,470
Consumer, Non-Cyclical - 9.8%
spacing
4D Molecular Therapeutics, Inc. * 2,417 32,146
Abeona Therapeutics, Inc. * 1,704 10,531
ABM Industries, Inc. 3,055 135,153
Absci Corp. * 1,301 15,079
Acacia Research Corp. * 1,643 7,656
Acadia Healthcare Co., Inc. * 4,753 140,356
Accendra Health, Inc. * 4,336 14,829
ACCO Brands Corp. 4,438 18,462
Aclaris Therapeutics, Inc. * 1,145 6,057
Acme United Corp. 184 8,780
Acumen Pharmaceuticals, Inc. * 1,563 4,173
AdaptHealth Corp. * 5,238 54,580
ADC Therapeutics SA * (Switzerland)  2,876 3,077
Addus HomeCare Corp. * 921 92,533
Agenus, Inc. * 1,209 3,700
Agios Pharmaceuticals, Inc. * 2,852 105,838
AirSculpt Technologies, Inc. * 506 2,277
Akebia Therapeutics, Inc. * 4,667 5,320
Aktis Oncology, Inc. * 480 15,470
a Shares Value
Alamar Biosciences, Inc. * 114 $ 3,088
Alarm.com Holdings, Inc. * 2,191 102,364
Alector, Inc. * 2,499 5,023
Alico, Inc. 278 11,501
Alkermes PLC * 1,706 89,386
Allogene Therapeutics, Inc. * 12,871 26,772
Alta Equipment Group, Inc. * 957 6,192
Altimmune, Inc. * 9,946 30,236
AMN Healthcare Services, Inc. * 2,001 64,772
Amneal Pharmaceuticals, Inc. * 6,148 106,422
Amphastar Pharmaceuticals, Inc. * 1,707 34,447
AN2 Therapeutics, Inc. * 574 2,778
Anavex Life Sciences Corp. * 3,585 9,285
Andersons, Inc. 1,369 93,640
AngioDynamics, Inc. * 1,484 19,307
Anika Therapeutics, Inc. * 646 9,451
Anteris Technologies Global Corp. * 3,993 39,331
Aquestive Therapeutics, Inc. * 3,565 14,830
Arcturus Therapeutics Holdings, Inc. * 1,330 8,938
Arcus Biosciences, Inc. * 1,059 32,649
Ardent Health, Inc. * 1,248 12,280
Arvinas, Inc. * 2,771 23,027
Assembly Biosciences, Inc. * 420 11,542
AtaiBeckley, Inc. * 1,762 9,286
Atea Pharmaceuticals, Inc. * 3,214 14,945
Atrium Therapeutics, Inc. * 200 2,690
Aura Biosciences, Inc. * 1,431 10,160
Avalo Therapeutics, Inc. * 1,058 19,552
Avalyn Pharma, Inc. * 153 5,037
Avanos Medical, Inc. * 2,345 58,344
Aveanna Healthcare Holdings, Inc. * 779 6,676
Azenta, Inc. * 2,170 55,378
B&G Foods, Inc. 4,163 16,569
Babcock International Group PLC (United
Kingdom)  205,203 2,593,540
Beam Therapeutics, Inc. * 538 18,464
BellRing Brands, Inc. * 5,990 77,511
Benitec Biopharma, Inc. * (Australia)  751 10,048
Beta Bionics, Inc. * 2,033 31,857
Bicara Therapeutics, Inc. * 399 11,846
BioAge Labs, Inc. * 1,596 39,118
BioLife Solutions, Inc. * 1,675 47,302
Black Diamond Therapeutics, Inc. * 1,828 3,382
Boston Beer Co., Inc. Class A * 128 22,660
BRC, Inc. Class A * 1,878 2,085
BrightView Holdings, Inc. * 3,603 51,055
Brookdale Senior Living, Inc. * 12,027 193,514
Bruker Corp. 106,824 6,428,668
C4 Therapeutics, Inc. * 4,759 22,225
Cabaletta Bio, Inc. * 2,632 8,186
Cal-Maine Foods, Inc. 2,208 177,876
Candel Therapeutics, Inc. * 290 2,987
Canton Strategic Holdings, Inc. * 1,697 4,786
Caribou Biosciences, Inc. * 3,786 6,663
Carriage Services, Inc. 144 5,521
Cartesian Therapeutics, Inc. * 559 5,825
Cass Information Systems, Inc. 79 4,054
Castle Biosciences, Inc. * 1,528 36,443
CBIZ, Inc. * 2,456 78,788
Celldex Therapeutics, Inc. * 853 31,740
Century Therapeutics, Inc. * 4,978 12,196
Certara, Inc. * 5,778 37,846
Clarivate PLC * 17,429 37,647
Climb Bio, Inc. * 861 11,227

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Coherus Oncology, Inc. * 3,095 $ 4,333
Community Health Systems, Inc. * 5,820 19,439
Compass Therapeutics, Inc. * 5,922 12,969
CONMED Corp. 1,572 51,452
Contineum Therapeutics, Inc. Class A * 1,144 18,750
Corbus Pharmaceuticals Holdings, Inc. * 715 6,707
CoreCivic, Inc. * 4,973 151,080
CorMedix, Inc. * 3,654 28,684
Coty, Inc. Class A * 16,914 36,534
Coursera, Inc. * 9,986 56,321
CRISPR Therapeutics AG * (Switzerland)  4,151 226,396
Cross Country Healthcare, Inc. * 1,555 20,542
Cullinan Therapeutics, Inc. * 3,079 56,069
Custom Truck One Source, Inc. * 703 8,302
Cytek Biosciences, Inc. * 6,011 26,629
Cytokinetics, Inc. * 6,024 513,185
CytomX Therapeutics, Inc. * 3,973 14,899
Damora Therapeutics, Inc. †* 794 20,652
Del Monte Corp. 1,737 48,480
Delcath Systems, Inc. * 1,132 14,252
Deluxe Corp. 2,313 55,234
Denali Therapeutics, Inc. * 7,101 182,638
Dentsply Sirona, Inc. 10,349 109,803
Distribution Solutions Group, Inc. * 78 2,133
Dole PLC 3,829 52,534
Dyne Therapeutics, Inc. * 4,561 101,300
Edgewell Personal Care Co. 2,387 64,115
Editas Medicine, Inc. * 1,564 5,067
Eikon Therapeutics, Inc. * 245 3,197
Embecta Corp. 3,168 10,328
Emergent BioSolutions, Inc. * 2,834 23,749
Enanta Pharmaceuticals, Inc. * 966 14,084
Ennis, Inc. 1,130 24,012
Enovis Corp. * 3,033 62,783
Entrada Therapeutics, Inc. * 1,625 11,960
Envista Holdings Corp. * 144,140 3,798,089
Esperion Therapeutics, Inc. * 8,099 25,593
EyePoint, Inc. * 716 10,239
First Advantage Corp. * 1,123 20,270
First Tracks Biotherapeutics, Inc. * 319 6,418
Flowers Foods, Inc. 9,572 75,619
Flywire Corp. * 458 8,047
Fortrea Holdings, Inc. * 4,932 85,817
Fulcrum Therapeutics, Inc. * 3,067 11,225
Fulgent Genetics, Inc. * 1,011 20,746
Generate Biomedicines, Inc. * 234 3,948
Genus PLC (United Kingdom)  6,430 183,121
GEO Group, Inc. * 6,496 191,957
Ginkgo Bioworks Holdings, Inc. * 2,433 24,111
Glanbia PLC (Ireland)  12,880 360,196
Graham Holdings Co. Class B  163 186,051
GRAIL, Inc. * 2,106 143,777
Green Dot Corp. Class A * 2,970 40,125
Grocery Outlet Holding Corp. †* 4,804 47,944
Haemonetics Corp. * 130 9,750
Healthcare Services Group, Inc. * 1,831 44,969
Helen of Troy Ltd. * 1,210 35,175
Herbalife Ltd. * 4,967 65,316
Herc Holdings, Inc. 188 26,948
Heron Therapeutics, Inc. * 6,399 2,731
Hertz Global Holdings, Inc. * 6,092 13,798
HF Foods Group, Inc. * 46 65
HireQuest, Inc. 249 3,127
Honest Co., Inc. * 4,332 15,855
a Shares Value
ICF International, Inc. 931 $ 67,833
ICU Medical, Inc. * 1,222 179,145
Ideaya Biosciences, Inc. * 4,016 149,676
Immuneering Corp. Class A * 2,468 12,315
Indivior Pharmaceuticals, Inc. * 47,861 1,963,737
Information Services Group, Inc. 1,575 6,473
Ingles Markets, Inc. Class A  723 64,043
Inhibikase Therapeutics, Inc. * 5,345 10,850
Inhibrx Biosciences, Inc. * 117 11,086
Innoviva, Inc. * 3,668 83,300
Inogen, Inc. * 1,489 9,604
Inspire Medical Systems, Inc. * 160 7,138
Integer Holdings Corp. * 1,738 162,416
Integra LifeSciences Holdings Corp. * 3,490 62,680
Intellia Therapeutics, Inc. * 6,890 116,579
Invivyd, Inc. * 8,891 7,757
Iovance Biotherapeutics, Inc. * 20,073 83,504
Ironwood Pharmaceuticals, Inc. * 632 2,661
J&J Snack Foods Corp. 748 54,941
Jade Biosciences, Inc. * 32,675 726,039
Janux Therapeutics, Inc. * 2,235 34,330
John B Sanfilippo & Son, Inc. 307 26,399
John Wiley & Sons, Inc. Class A  1,124 54,525
Kailera Therapeutics, Inc. * 651 14,342
Karyopharm Therapeutics, Inc. * 645 6,302
Kelly Services, Inc. Class A  1,575 19,341
Keros Therapeutics, Inc. * 1,280 13,696
KinderCare Learning Cos., Inc. * 1,489 6,328
Korn Ferry 2,649 176,370
Korro Bio, Inc. * 394 5,193
Kymera Therapeutics, Inc. * 552 63,298
Kyverna Therapeutics, Inc. * 1,828 16,287
LB Pharmaceuticals, Inc. * 566 18,370
LENZ Therapeutics, Inc. * 1,013 5,754
Lexeo Therapeutics, Inc. * 3,484 16,218
Lifecore Biomedical, Inc. * 1,008 5,292
LifeMD, Inc. * 617 2,548
Limoneira Co. 785 10,307
LivaNova PLC * 2,269 186,580
Lumexa Imaging Holdings, Inc. * 972 10,964
Lyell Immunopharma, Inc. * 366 5,142
ManpowerGroup, Inc. 2,363 79,799
MapLight Therapeutics, Inc. * 173 6,200
Maravai LifeSciences Holdings, Inc. Class A * 5,552 34,644
MarketWise, Inc. 93 1,659
Marzetti Co. 105 11,987
Matthews International Corp. Class A  1,521 40,945
Maze Therapeutics, Inc. * 407 12,145
MeiraGTx Holdings PLC * 716 9,673
Merit Medical Systems, Inc. * 2,717 188,397
MGP Ingredients, Inc. 886 15,523
MiMedx Group, Inc. * 5,558 21,398
MiniMed Group, Inc. * 1,153 17,237
Mission Produce, Inc. * 2,813 33,165
Monopar Therapeutics, Inc. * 144 13,333
Monro, Inc. 1,353 23,150
Myriad Genetics, Inc. * 4,614 26,346
Nathan's Famous, Inc. 47 4,775
National Beverage Corp. * 147 4,586
National HealthCare Corp. 520 109,907
Natural Grocers by Vitamin Cottage, Inc.
Class C  340 10,547
Nature's Sunshine Products, Inc. * 587 12,797
Nautilus Biotechnology, Inc. SPAC * 1,260 2,356

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Nektar Therapeutics * 193 $ 13,473
Neogen Corp. * 11,247 101,111
NeoGenomics, Inc. * 6,070 88,561
Neurogene, Inc. * 571 17,958
Nkarta, Inc. * 2,044 5,785
Novavax, Inc. * 7,738 72,892
Novocure Ltd. * 424 6,424
Nurix Therapeutics, Inc. * 1,269 30,786
Ocugen, Inc. * 4,175 6,388
Ocular Therapeutix, Inc. * 1,777 17,450
Oddity Tech Ltd. Class A * (Israel)  1,741 26,341
Olaplex Holdings, Inc. * 7,289 14,942
Olema Pharmaceuticals, Inc. * 3,533 44,198
Omeros Corp. * 2,243 21,331
OmniAb, Inc. * 5,185 12,755
Omnicell, Inc. * 2,340 97,157
Once Upon a Farm PBC * 484 9,912
Oncology Institute, Inc. * 545 2,959
OnKure Therapeutics, Inc. Class A * 445 2,029
OPKO Health, Inc. * 19,824 29,736
Option Care Health, Inc. * 1,517 31,811
Oramed Pharmaceuticals, Inc. (Israel)  564 2,713
OraSure Technologies, Inc. * 3,603 16,069
Organogenesis Holdings, Inc. * 2,834 6,887
ORIC Pharmaceuticals, Inc. * 2,653 28,732
Orthofix Medical, Inc. * 2,024 18,499
OrthoPediatrics Corp. * 618 11,822
Ovid therapeutics, Inc. * 5,804 15,613
Pacific Biosciences of California, Inc. * 3,616 6,075
Pacira BioSciences, Inc. * 1,869 47,417
Palisade Bio, Inc. * 5,184 10,835
Paysafe Ltd. * 1,444 10,787
Pediatrix Medical Group, Inc. * 4,199 106,361
Perdoceo Education Corp. 2,825 90,400
Perrigo Co. PLC 7,212 74,933
Personalis, Inc. * 3,407 45,654
Perspective Therapeutics, Inc. * 5,013 17,094
Phathom Pharmaceuticals, Inc. * 1,884 20,441
Precision BioSciences, Inc. * 766 6,021
Prestige Consumer Healthcare, Inc. * 2,428 114,772
Prime Medicine, Inc. * 2,085 7,694
PROG Holdings, Inc. 1,138 53,042
ProKidney Corp. * 1,294 2,640
Protara Therapeutics, Inc. * 2,994 11,437
Prothena Corp. PLC * (Ireland)  1,155 11,307
PTC Therapeutics, Inc. * 641 52,286
Puma Biotechnology, Inc. * 1,983 16,082
Quad/Graphics, Inc. 408 3,439
Quanex Building Products Corp. 2,402 44,725
Quanterix Corp. * 2,451 10,588
QuidelOrtho Corp. * 3,532 61,863
Rapport Therapeutics, Inc. * 196 8,167
Recursion Pharmaceuticals, Inc. Class A * 23,416 85,937
REGENXBIO, Inc. * 574 6,877
Relay Therapeutics, Inc. * 1,881 35,194
Repay Holdings Corp. * 3,206 13,465
Replimune Group, Inc. * 4,007 44,357
Rezolute, Inc. * 3,076 15,995
Rigel Pharmaceuticals, Inc. * 908 35,521
Rocket Pharmaceuticals, Inc. * 4,363 14,921
RxSight, Inc. * 1,927 9,288
SAB Biotherapeutics, Inc. * 1,641 6,400
Sagimet Biosciences, Inc. Class A * 606 4,684
Sarepta Therapeutics, Inc. * 4,947 88,898
a Shares Value
SBC Medical Group Holdings, Inc. * 468 $ 1,441
Scholar Rock Holding Corp. * 347 19,085
Select Medical Holdings Corp. 5,099 84,184
Seneca Foods Corp. Class A * 221 38,441
Septerna, Inc. * 444 14,870
Shattuck Labs, Inc. * 432 2,998
Shoulder Innovations, Inc. * 372 7,544
SIGA Technologies, Inc. 1,703 6,199
Simply Good Foods Co. * 4,297 57,064
Solid Biosciences, Inc. * 2,318 23,157
Sonida Senior Living, Inc. * 1,398 57,038
Spectrum Brands Holdings, Inc. 1,182 101,357
Spruce Biosciences, Inc. * 62 3,348
STAAR Surgical Co. * 263 7,545
StoneCo Ltd. Class A (Brazil)  10,413 112,877
Strata Critical Medical, Inc. * 3,623 19,093
Strategic Education, Inc. 1,200 91,944
Stride, Inc. * 714 61,575
Supernus Pharmaceuticals, Inc. * 2,641 122,833
Surgery Partners, Inc. * 4,113 69,098
Sutro Biopharma, Inc. * 565 18,758
Tactile Systems Technology, Inc. * 198 5,896
Target Hospitality Corp. * 650 13,234
Tectonic Therapeutic, Inc. * 420 14,438
Tejon Ranch Co. * 1,094 20,458
Teladoc Health, Inc. * 9,227 78,245
Tenax Therapeutics, Inc. * 1,171 17,038
Theravance Biopharma, Inc. * 363 6,171
Third Harmonic Bio, Inc. * ± Ω 1,922 –
TIC Solutions, Inc. * 9,214 74,541
Tonix Pharmaceuticals Holding Corp. * 899 11,471
Transcat, Inc. * 205 19,018
TrueBlue, Inc. * 1,267 8,831
Turning Point Brands, Inc. 110 9,329
U.S. Physical Therapy, Inc. 285 19,574
Ultragenyx Pharmaceutical, Inc. * 2,705 90,320
United Natural Foods, Inc. * 2,844 129,885
Universal Corp. 1,380 71,995
Upbound Group, Inc. 2,953 62,663
Upstream Bio, Inc. * 1,839 12,726
UroGen Pharma Ltd. * 308 11,334
USANA Health Sciences, Inc. * 599 12,789
USCB Financial Holdings, Inc. 398 8,143
Utah Medical Products, Inc. 147 10,140
Utz Brands, Inc. 3,897 30,007
Vanda Pharmaceuticals, Inc. * 2,883 17,644
Varex Imaging Corp. * 2,271 23,687
Vaxcyte, Inc. * 2,194 127,537
Veracyte, Inc. * 901 52,916
VeraDermics, Inc. * 316 38,849
Vestis Corp. * 4,762 69,144
Village Super Market, Inc. Class A  442 18,644
Vir Biotechnology, Inc. * 6,250 63,688
Viridian Therapeutics, Inc. * 4,100 75,317
Vital Farms, Inc. * 1,799 20,922
Vor BioPharma, Inc. * 611 11,249
Voyager Therapeutics, Inc. * 2,887 10,104
WaVe Life Sciences Ltd. * 6,511 37,829
Weis Markets, Inc. 650 50,901
Westrock Coffee Co. * 256 2,076
Whitehawk Therapeutics, Inc. * 974 4,461
Willdan Group, Inc. * 194 15,345
WillScot Holdings Corp. 89,542 2,584,182
X4 Pharmaceuticals, Inc. * 3,666 17,120

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Xencor, Inc. * 3,551 $ 57,171
XOMA Royalty Corp. * 135 5,738
Zentalis Pharmaceuticals, Inc. * 2,130 10,330
Zevra Therapeutics, Inc. * 1,853 26,572
31,276,598
Energy - 8.2%
spacing
Aemetis, Inc. * 1,608 2,637
Alpha Metallurgical Resources, Inc. * 370 61,028
Alto Ingredients, Inc. * 3,275 18,667
American Resources Corp. * 3,488 7,499
Amplify Energy Corp. * 1,358 5,405
Array Technologies, Inc. * 5,350 39,643
ASP Isotopes, Inc. * 873 5,430
Atlas Energy Solutions, Inc. 4,243 70,476
BKV Corp. * (Thailand)  482 13,188
Borr Drilling Ltd. * (Mexico)  3,436 14,191
Bristow Group, Inc. 1,347 55,658
California Resources Corp. 3,764 199,003
Canadian Solar, Inc. †* (Canada)  2,529 40,515
Civeo Corp. * 336 11,760
CNX Resources Corp. * 7,018 238,121
Comstock Resources, Inc. * 3,282 48,967
Comstock, Inc. * 3,255 13,541
Core Laboratories, Inc. 2,463 28,694
Core Natural Resources, Inc. 1,609 128,752
Crescent Energy Co. Class A  13,241 130,027
Diversified Energy Co. 3,524 48,843
DNOW, Inc. * 9,548 123,838
Epsilon Energy Ltd. 1,109 6,000
Evolution Petroleum Corp. 260 957
Excelerate Energy, Inc. Class A  1,194 45,360
Expro Group Holdings NV * 4,104 60,616
Forum Energy Technologies, Inc. * 370 18,585
FuelCell Energy, Inc. * 2,770 99,748
FutureFuel Corp. 1,093 4,940
Gevo, Inc. * 11,026 16,539
Golar LNG Ltd. (Cameroon)  5,008 249,599
Granite Ridge Resources, Inc. 2,225 9,812
Green Plains, Inc. * 3,488 53,645
Gulfport Energy Corp. * 153 25,964
Helix Energy Solutions Group, Inc. * 5,042 44,067
Helmerich & Payne, Inc. 3,459 113,248
HighPeak Energy, Inc. 1,049 7,332
HMH Holding, Inc. Class A * 283 5,303
Hunting PLC (United Kingdom)  488,780 2,872,156
Innovex International, Inc. * 1,839 45,607
Kinetik Holdings, Inc. 2,365 114,324
Kolibri Global Energy, Inc. * (Canada)  1,302 6,484
Kosmos Energy Ltd. * (Ghana)  28,203 59,508
Liberty Energy, Inc. 34,398 900,884
Matrix Service Co. * 927 12,700
Montauk Renewables, Inc. * 2,459 3,836
Murphy Oil Corp. 7,095 231,013
Nabors Industries Ltd. * 719 60,403
NACCO Industries, Inc. Class A  202 10,110
Natural Gas Services Group, Inc. 198 8,542
NextDecade Corp. * 6,788 51,181
Noble Corp. PLC 621 23,163
Northern Oil & Gas, Inc. 5,415 98,282
Oceaneering International, Inc. * 61,141 2,477,433
Oil States International, Inc. * 2,766 22,156
Ovintiv, Inc. 12,335 649,438
Par Pacific Holdings, Inc. * 1,723 96,626
a Shares Value
Patterson-UTI Energy, Inc. 176,933 $ 1,624,245
PBF Energy, Inc. Class A  5,048 229,785
Peabody Energy Corp. 6,322 146,165
PrimeEnergy Resources Corp. * 17 2,837
ProFrac Holding Corp. Class A * 1,291 7,501
Ranger Energy Services, Inc. Class A  1,036 16,586
REX American Resources Corp. * 298 13,455
Riley Exploration Permian, Inc. 645 21,259
Ring Energy, Inc. * 6,352 6,860
RPC, Inc. 4,542 26,480
SandRidge Energy, Inc. 1,581 21,660
SEACOR Marine Holdings, Inc. * 983 7,520
Seadrill Ltd. * (Norway)  3,178 120,192
Select Water Solutions, Inc. 380,009 7,592,580
Shoals Technologies Group, Inc. Class A * 836 8,276
SM Energy Co. 11,738 306,362
Smart Sand, Inc. 999 5,005
Summit Midstream Corp. * 431 12,275
SunCoke Energy, Inc. 4,433 35,686
Sunrun, Inc. * 12,018 160,801
Talos Energy, Inc. * 6,430 83,011
TETRA Technologies, Inc. * 57,853 655,474
Transocean Ltd. * 49,806 243,551
VAALCO Energy, Inc. 4,347 22,083
Valaris Ltd. * 2,443 177,362
Vitesse Energy, Inc. 1,608 25,358
W&T Offshore, Inc. 4,930 15,529
Warrior Met Coal, Inc. 348 28,244
Whitecap Resources, Inc. (Canada)  467,201 4,852,368
26,279,954
Financial - 33.7%
spacing
1st Source Corp. 1,002 81,743
Abacus Global Management, Inc. 1,018 10,903
Acadia Realty Trust REIT 7,034 147,081
Accelerant Holdings Class A * (Cayman)  326 3,821
ACNB Corp. 532 31,590
ACRES Commercial Realty Corp. REIT * 231 4,109
Adamas Trust, Inc. REIT 3,980 37,332
AH Realty Trust, Inc. REIT 3,803 26,925
Alerus Financial Corp. 1,331 41,394
Alpine Income Property Trust, Inc. REIT 760 15,778
AlTi Global, Inc. * 2,093 7,556
Amalgamated Financial Corp. 1,103 50,628
Amerant Bancorp, Inc. 1,745 44,532
American Assets Trust, Inc. REIT 2,597 64,120
American Coastal Insurance Corp. Class C  1,430 15,873
American Integrity Insurance Group, Inc. 583 10,978
American Realty Investors, Inc. * 123 2,739
Ameris Bancorp 3,261 294,338
AMERISAFE, Inc. 1,099 37,179
Ames National Corp. 496 14,687
Angel Oak Mortgage REIT, Inc. 698 6,338
Apollo Commercial Real Estate Finance, Inc.
REIT 6,670 71,236
Apple Hospitality REIT, Inc. 11,267 189,398
Arbor Realty Trust, Inc. REIT † 8,763 47,495
ARES Commercial Real Estate Corp. REIT 2,964 13,338
ARMOUR Residential REIT, Inc. 6,784 118,381
Arrow Financial Corp. 804 32,956
Artisan Partners Asset Management, Inc.
Class A  1,337 46,167
Associated Banc-Corp. 7,809 240,283
Ategrity Specialty Holdings LLC * 431 10,361

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Atlantic Union Bankshares Corp. 115,663 $ 4,893,702
Avidbank Holdings, Inc. * 375 12,386
Avidia Bancorp, Inc. 578 12,132
Axos Financial, Inc. * 2,318 225,750
Bakkt, Inc. * 1,282 10,012
Banc of California, Inc. 6,631 135,471
BancFirst Corp. 1,054 117,131
Bank First Corp. 437 64,829
Bank of Hawaii Corp. 386 31,455
Bank of Marin Bancorp 880 24,376
Bank of NT Butterfield & Son Ltd. (Bermuda)  1,648 98,056
Bank7 Corp. 239 11,699
BankUnited, Inc. 3,140 152,133
Bankwell Financial Group, Inc. 315 18,506
Banner Corp. 1,636 108,696
Bar Harbor Bankshares 900 33,984
BayCom Corp. 525 17,273
BCB Bancorp, Inc. 857 9,187
Beacon Financial Corp. 3,482 106,027
Bit Digital, Inc. * 16,459 29,626
Bitdeer Technologies Group Class A * 4,782 75,890
Blackstone Mortgage Trust, Inc. Class A REIT 8,614 146,007
Bladex, Inc. (Panama)  1,405 86,365
Blue Ridge Bankshares, Inc. 3,576 12,623
Bowhead Specialty Holdings, Inc. * 884 26,458
Braemar Hotels & Resorts, Inc. REIT 2,763 5,968
Brandywine Realty Trust REIT 8,377 26,555
BRC Group Holdings, Inc. * 1,171 9,415
Bread Financial Holdings, Inc. 22,384 2,425,306
Bridgewater Bancshares, Inc. * 627 13,192
BrightSpire Capital, Inc. REIT 6,119 33,349
Broadstone Net Lease, Inc. REIT 10,076 208,271
Brookfield Business Corp. Class A (Canada)  2,067 61,700
BRT Apartments Corp. REIT 449 6,901
Burford Capital Ltd. 3,622 14,850
Burke & Herbert Financial Services Corp. 889 63,884
Business First Bancshares, Inc. 1,918 58,940
BV Financial, Inc. * 461 9,764
Byline Bancorp, Inc. 1,906 71,780
C&F Financial Corp. 181 14,480
California BanCorp 1,279 26,654
Camden National Corp. 56,021 3,037,459
Cannae Holdings, Inc. 2,181 31,406
Capital Bancorp, Inc. 398 13,978
Capital City Bank Group, Inc. 730 36,077
Capitol Federal Financial, Inc. 6,263 53,298
CareTrust REIT, Inc. 11,632 469,351
Carter Bankshares, Inc. 937 31,867
Cathay General Bancorp 3,232 200,352
CB Financial Services, Inc. 267 10,119
Centerspace REIT 905 50,852
Central BanCo, Inc. 4,105 124,710
Central Pacific Financial Corp. 978 37,360
CF Bankshares, Inc. 277 9,077
Chain Bridge Bancorp, Inc. Class A * 151 6,350
Chatham Lodging Trust REIT 2,273 30,072
Chemung Financial Corp. 237 17,675
Chicago Atlantic Real Estate Finance, Inc. REIT 1,011 10,838
Chimera Investment Corp. REIT 4,464 59,550
Chiron Real Estate, Inc. REIT 681 25,551
ChoiceOne Financial Services, Inc. 747 25,398
Citizens & Northern Corp. 1,006 23,450
Citizens Community Bancorp, Inc. 503 11,765
Citizens Financial Services, Inc. 185 13,401
a Shares Value
Citizens, Inc. * 2,396 $ 13,753
City Holding Co. 249 33,027
Civista Bancshares, Inc. 1,114 31,437
Claros Mortgage Trust, Inc. REIT * 5,311 12,481
Cleanspark, Inc. * 12,951 188,437
CNB Financial Corp. 1,620 54,610
CNO Financial Group, Inc. 128,642 6,558,169
CoastalSouth Bancshares, Inc. 471 12,646
Cohen & Steers, Inc. 182 13,857
Colony Bankcorp, Inc. 1,252 25,153
Columbia Banking System, Inc. 195,828 6,276,287
Columbia Financial, Inc. * 1,409 29,899
Commercial Bancgroup, Inc. 452 14,595
Community Bancorp/VT 81 3,167
Community Financial System, Inc. 1,947 130,683
Community Healthcare Trust, Inc. REIT 1,428 26,104
Community Trust Bancorp, Inc. 845 61,144
Community West Bancshares 1,315 35,321
Compass Diversified Holdings * 2,010 21,427
Compass, Inc. Class A * 5,468 67,420
ConnectOne Bancorp, Inc. 2,078 69,488
Consumer Portfolio Services, Inc. * 442 4,241
COPT Defense Properties REIT 6,021 219,104
Core Scientific, Inc. * 2,145 54,891
CTO Realty Growth, Inc. REIT 1,667 35,857
Curbline Properties Corp. REIT 5,044 153,338
Cushman & Wakefield Ltd. * 12,265 164,228
Customers Bancorp, Inc. * 1,478 116,910
CVB Financial Corp. 8,345 188,180
DiamondRock Hospitality Co. REIT 4,077 49,658
DigitalBridge Group, Inc. 9,261 146,139
Dime Commercial Bancshares, Inc. 1,709 69,471
Diversified Healthcare Trust REIT 11,291 105,006
Donegal Group, Inc. Class A  1,105 20,840
Douglas Elliman, Inc. * 4,531 8,020
Douglas Emmett, Inc. REIT 7,069 83,414
Dynex Capital, Inc. REIT 11,089 145,377
Eagle Bancorp Montana, Inc. 426 10,194
Eagle Bancorp, Inc. 1,510 42,869
Eagle Financial Services, Inc. 239 9,909
Easterly Government Properties, Inc. REIT 2,418 60,281
Eastern Bankshares, Inc. 10,650 236,856
ECB Bancorp, Inc. * 309 6,205
Ellington Financial, Inc. REIT 6,318 85,988
Empire State Realty Trust, Inc. Class A REIT 7,371 39,877
Employers Holdings, Inc. 927 46,795
Enact Holdings, Inc. 1,642 75,056
Encore Capital Group, Inc. * 1,096 102,246
Enterprise Financial Services Corp. 2,021 133,143
Equity Bancshares, Inc. Class A  813 39,829
Essent Group Ltd. 4,640 298,259
Essential Properties Realty Trust, Inc. REIT 11,152 332,887
F&G Annuities & Life, Inc. 1,549 41,188
Farmers & Merchants Bancorp, Inc. 732 22,385
Farmers National Banc Corp. 3,564 52,034
Farmland Partners, Inc. REIT 2,141 20,725
FB Bancorp, Inc. * 917 13,810
FB Financial Corp. 2,378 131,622
Federal Agricultural Mortgage Corp. Class C  425 84,690
Fidelity D&D Bancorp, Inc. 290 14,912
Finance of America Cos., Inc. Class A * 303 8,339
Financial Institutions, Inc. 1,164 45,361
Finwise Bancorp * 147 2,132
First BanCorp 5,094 132,801

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
First Bancorp, Inc. 477 $ 16,609
First Bancorp/Southern Pines NC 57,375 3,667,984
First Bank 1,118 19,822
First Busey Corp. 4,450 131,275
First Business Financial Services, Inc. 439 27,732
First Capital, Inc. 187 12,088
First Commonwealth Financial Corp. 135,052 2,745,607
First Community Bankshares, Inc. 884 39,267
First Community Corp. 335 10,948
First Financial Bancorp 5,222 176,660
First Financial Bankshares, Inc. 3,881 134,283
First Financial Corp. 605 46,851
First Internet Bancorp 269 7,478
First Interstate BancSystem, Inc. Class A  50,617 1,951,792
First Merchants Corp. 3,584 156,585
First Mid Bancshares, Inc. 1,375 66,124
First National Corp. 412 12,368
First Northern Community Bancorp * 545 9,777
First United Corp. 360 15,880
First Western Financial, Inc. * 396 12,716
Firstsun Capital Bancorp * 1,318 51,112
Five Star Bancorp 341 16,603
Flagstar Bank NA 16,044 239,697
Four Corners Property Trust, Inc. REIT 6,028 147,987
Franklin BSP Realty Trust, Inc. REIT 4,335 35,287
Franklin Financial Services Corp. 240 15,024
FrontView REIT, Inc. 954 19,299
FRP Holdings, Inc. * 515 12,870
FS Bancorp, Inc. 286 12,412
Fulton Financial Corp. 9,209 222,766
FVCBankcorp, Inc. 969 16,957
GCM Grosvenor, Inc. Class A  420 5,166
Genworth Financial, Inc. * 17,510 165,820
German American Bancorp, Inc. 69,837 3,314,464
Getty Realty Corp. REIT 3,062 102,148
Glacier Bancorp, Inc. 5,425 279,821
Gladstone Commercial Corp. REIT 1,867 22,964
Gladstone Land Corp. REIT 2,052 17,504
Global Net Lease, Inc. REIT 9,804 87,648
Goosehead Insurance, Inc. Class A * 1,118 54,223
Great Southern Bancorp, Inc. 404 31,678
Greene County Bancorp, Inc. 199 6,684
Greenlight Capital Re Ltd. Class A * 1,407 22,765
HA Sustainable Infrastructure Capital, Inc. 6,608 258,042
Hamilton Insurance Group Ltd.
Class B (Bermuda)  2,502 84,918
Hancock Whitney Corp. 4,336 323,986
Hanmi Financial Corp. 1,367 44,291
Hanover Bancorp, Inc. 276 6,436
Hanover Insurance Group, Inc. 2,508 537,013
Happen, Inc. * 4,626 95,943
Hawthorn Bancshares, Inc. 319 12,537
HBT Financial, Inc. 808 25,848
HCI Group, Inc. 573 100,418
Heritage Financial Corp. 1,618 47,925
Heritage Insurance Holdings, Inc. * 1,274 33,226
Highwoods Properties, Inc. REIT 25,225 760,786
Hilltop Holdings, Inc. 2,296 89,039
Hingham Institution For Savings 73 22,422
Hippo Holdings, Inc. * 1,006 28,430
Home Bancorp, Inc. 375 25,695
Home BancShares, Inc. 9,986 285,100
HomeTrust Bancshares, Inc. 872 43,504
Hope Bancorp, Inc. 6,389 87,402
a Shares Value
Horace Mann Educators Corp. 101,188 $ 5,226,360
Horizon Bancorp, Inc. 3,210 64,136
Hudson Pacific Properties, Inc. REIT * 2,827 42,942
Hut 8 Corp. * 2,492 287,689
Hyperliquid Strategies, Inc. * 6,334 49,849
Independence Realty Trust, Inc. REIT 184,515 3,079,555
Independent Bank Corp. (IBCP US) 1,026 37,008
Independent Bank Corp. (INDB US) 2,362 197,746
Industrial Logistics Properties Trust REIT 2,811 24,934
Innovative Industrial Properties, Inc. REIT 1,507 93,404
Innventure, Inc. * 2,860 14,500
International Bancshares Corp. 2,585 196,331
InvenTrust Properties Corp. REIT 3,702 131,051
Invesco Mortgage Capital, Inc. REIT 4,395 34,720
Investar Holding Corp. 693 20,762
Investors Title Co. 51 13,958
Isabella Bank Corp. 205 8,098
Jackson Financial, Inc. Class A  2,979 305,020
James River Group Holdings, Inc. 2,527 11,119
JBG SMITH Properties REIT 3,081 45,198
Jefferson Capital, Inc. 576 11,215
John Marshall Bancorp, Inc. 747 16,285
Kearny Financial Corp. 3,136 29,667
Kemper Corp. 2,444 65,890
Kestrel Group Ltd. * (Bermuda)  25 225
Kingstone Cos., Inc. 363 6,908
Kite Realty Group Trust REIT 64,434 1,828,637
KKR Real Estate Finance Trust, Inc. REIT 2,616 17,893
Ladder Capital Corp. REIT 5,722 56,934
Lakeland Financial Corp. 506 31,230
Landmark Bancorp, Inc. 287 8,814
LCNB Corp. 775 13,632
LendingTree, Inc. * 373 16,520
Lincoln International, Inc. †* 31,840 760,021
Live Oak Bancshares, Inc. 1,191 48,640
loanDepot, Inc. Class A * 7,126 8,908
LTC Properties, Inc. REIT 2,632 101,200
Lument Finance Trust, Inc. REIT 65 60
LXP Industrial Trust REIT 3,048 164,226
Macerich Co. REIT 14,004 352,761
MainStreet Bancshares, Inc. 277 6,839
MARA Holdings, Inc. * 19,730 274,050
Marcus & Millichap, Inc. 1,316 41,020
Marex Group PLC (United Kingdom)  840 51,198
MBIA, Inc. * 2,154 14,044
McGrath RentCorp 1,078 130,470
Mechanics Bancorp Class A  2,354 37,429
Medallion Financial Corp. 1,102 11,251
Mercantile Bank Corp. 941 54,032
Merchants Bancorp 919 45,950
Mercury General Corp. 1,300 138,606
Meridian Corp. 488 9,775
Metrocity Bankshares, Inc. 496 17,801
Metropolitan Bank Holding Corp. 432 42,664
MFA Financial, Inc. REIT 4,612 44,690
Mid Penn Bancorp, Inc. 1,118 38,951
Midland States Bancorp, Inc. 963 29,988
Mobile Infrastructure Corp. * 40 55
Modiv Industrial, Inc. REIT 534 9,292
MVB Financial Corp. 577 16,739
National Bank Holdings Corp. Class A  2,182 96,946
National Bankshares, Inc. 362 13,151
National Health Investors, Inc. REIT 2,503 190,879
National Healthcare Properties, Inc. REIT * 1,753 25,681

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Navient Corp. 3,817 $ 32,483
NB Bancorp, Inc. 2,196 46,401
NBT Bancorp, Inc. 2,647 130,682
Nelnet, Inc. Class A  781 104,131
Neptune Insurance Holdings, Inc. Class A * 1,171 36,887
NET Lease Office Properties REIT 707 7,869
NETSTREIT Corp. REIT 3,782 79,914
New Era Energy & Digital, Inc. * 3,758 23,976
Newmark Group, Inc. Class A  7,699 116,332
NewtekOne, Inc. 1,440 21,326
NexPoint Diversified Real Estate Trust REIT 1,621 8,413
Nexpoint Real Estate Finance, Inc. REIT 334 5,177
NexPoint Residential Trust, Inc. REIT 1,283 35,821
NI Holdings, Inc. * 359 5,640
Nicolet Bankshares, Inc. 695 114,946
NMI Holdings, Inc. * 4,213 173,112
Northeast Bank 150 19,879
Northeast Community Bancorp, Inc. 547 15,174
Northfield Bancorp, Inc. 2,046 30,138
Northpointe Bancshares, Inc. 1,111 21,309
Northrim BanCorp, Inc. 945 26,214
Northwest Bancshares, Inc. 6,887 104,407
Norwood Financial Corp. 406 13,053
Oak Valley Bancorp 397 13,397
OceanFirst Financial Corp. 3,790 74,019
Octave Specialty Group, Inc. * 1,865 11,638
OFG Bancorp 1,918 94,116
Ohio Valley Banc Corp. 171 7,427
Old National Bancorp 16,023 414,996
Old Second Bancorp, Inc. 2,623 61,168
One Liberty Properties, Inc. REIT 1,004 24,518
Onity Group, Inc. * 390 15,503
OP Bancorp 753 11,287
Oportun Financial Corp. * 2,212 12,631
Orange County Bancorp, Inc. 462 16,992
Orchid Island Capital, Inc. REIT 9,739 67,881
Origin Bancorp, Inc. 1,468 75,088
Orion Properties, Inc. REIT 1,767 5,107
Orrstown Financial Services, Inc. 1,027 41,932
Pagseguro Digital Ltd. Class A (Brazil)  8,537 77,260
Park Hotels & Resorts, Inc. REIT 9,478 135,062
Park National Corp. 866 158,469
Parke Bancorp, Inc. 532 17,641
Pathward Financial, Inc. 145 12,624
PCB Bancorp 555 15,745
Peapack-Gladstone Financial Corp. 496 23,476
Pebblebrook Hotel Trust REIT 5,338 103,611
Pelagos Insurance Capital Ltd. (United
Kingdom)  1,419 34,553
PennyMac Financial Services, Inc. 1,555 135,441
PennyMac Mortgage Investment Trust REIT 4,139 46,688
Peoples Bancorp of North Carolina, Inc. 217 9,351
Peoples Bancorp, Inc. 14,361 551,606
Peoples Financial Services Corp. 410 27,212
Phillips Edison & Co., Inc. REIT 6,367 264,995
Piedmont Realty Trust, Inc. REIT * 6,262 57,297
Pioneer Bancorp, Inc. * 566 9,662
PJT Partners, Inc. Class A  590 89,055
Plumas Bancorp 318 18,584
Ponce Financial Group, Inc. * 987 19,681
Postal Realty Trust, Inc. Class A REIT 1,280 31,539
PRA Group, Inc. * 2,007 38,113
Preferred Bank 526 55,893
Primis Financial Corp. 1,095 17,925
a Shares Value
Princeton Bancorp, Inc. 277 $ 10,512
Provident Financial Services, Inc. 5,522 130,540
QCR Holdings, Inc. 858 83,526
Radian Group, Inc. 6,986 263,163
RBB Bancorp 938 25,715
RE/MAX Holdings, Inc. Class A * 1,051 10,363
Ready Capital Corp. REIT 7,213 12,623
Red River Bancshares, Inc. 273 24,919
Redwood Trust, Inc. REIT 6,039 28,625
Regional Management Corp. 385 15,862
Renasant Corp. 4,473 190,281
Republic Bancorp, Inc. Class A  432 39,066
Rhinebeck Bancorp, Inc. * 177 3,064
Richmond Mutual BanCorp, Inc. 302 4,796
Riot Platforms, Inc. * 6,172 168,989
RLJ Lodging Trust REIT 6,287 74,501
RMR Group, Inc. Class A  826 16,958
Roadzen, Inc. * 1,512 2,208
Rosebank Industries PLC * 1,473,591 6,482,425
S&T Bancorp, Inc. 1,600 78,528
Sabra Health Care REIT, Inc. 13,128 256,127
Safehold, Inc. REIT 3,010 47,257
Safety Insurance Group, Inc. 856 64,080
Saul Centers, Inc. REIT 67 2,505
Seacoast Banking Corp. of Florida 95,644 3,180,163
Seaport Entertainment Group, Inc. * 442 11,757
Security National Financial Corp. Class A * 719 6,967
Selective Insurance Group, Inc. 27,449 2,662,827
Service Properties Trust REIT 29,419 49,718
ServisFirst Bancshares, Inc. 153 13,273
Seven Hills Realty Trust REIT 1,254 10,571
Shore Bancshares, Inc. 1,585 36,376
Sierra Bancorp 652 26,576
Sila Realty Trust, Inc. REIT 2,640 80,150
Silvercrest Asset Management Group, Inc.
Class A  294 2,972
Simmons First National Corp. Class A  6,845 155,039
SiriusPoint Ltd. * 4,052 97,248
SITE Centers Corp. REIT 2,329 9,246
Skyward Specialty Insurance Group, Inc. * 765 44,638
SL Green Realty Corp. REIT 3,720 192,584
Slide Insurance Holdings, Inc. * 3,342 64,735
SmartFinancial, Inc. 692 32,469
Smartstop Self Storage REIT, Inc. 2,758 89,635
South Plains Financial, Inc. 759 32,702
Southern First Bancshares, Inc. * 482 29,450
Southern Missouri Bancorp, Inc. 487 37,114
Southside Bancshares, Inc. 1,371 48,245
Southstate Bank Corp. 58,886 5,882,711
SR Bancorp, Inc. 319 6,278
STAG Industrial, Inc. REIT 25,704 978,294
StepStone Group, Inc. Class A  2,233 92,357
Sterling Bancorp, Inc. * ± Ω 1,844 –
Stewart Information Services Corp. 1,650 108,933
Stock Yards Bancorp, Inc. 1,115 85,264
Strive, Inc. Class A * 3,382 36,898
Summit Hotel Properties, Inc. REIT 5,092 35,695
Sunstone Hotel Investors, Inc. REIT 4,184 47,907
Tanger, Inc. REIT 359 14,170
Terreno Realty Corp. REIT 5,391 349,175
Texas Capital Bancshares, Inc. 1,990 205,487
Third Coast Bancshares, Inc. * 804 32,482
Timberland Bancorp, Inc. 330 14,787
Tiptree, Inc. 1,234 22,113

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Tompkins Financial Corp. 682 $ 64,463
Towne Bank 4,910 177,938
TPG Mortgage Investment Trust, Inc. REIT 1,476 11,690
TPG RE Finance Trust, Inc. REIT 3,421 28,634
Transcontinental Realty Investors, Inc. REIT * 96 4,415
TriCo Bancshares 59,784 3,219,368
Triumph Financial, Inc. * 590 45,023
TrustCo Bank Corp. 766 42,061
Trustmark Corp. 2,876 132,325
TWFG, Inc. * 18,426 443,145
Two Harbors Investment Corp. REIT 5,460 67,759
UMB Financial Corp. 3,489 498,090
UMH Properties, Inc. REIT 3,593 54,398
United Bankshares, Inc. 6,894 315,952
United Community Banks, Inc. 5,166 181,275
United Fire Group, Inc. 1,144 59,991
Unity Bancorp, Inc. 232 13,616
Universal Health Realty Income Trust REIT 128 5,614
Universal Insurance Holdings, Inc. 1,327 54,885
Univest Financial Corp. 1,568 68,600
Urban Edge Properties REIT 6,625 151,580
Valley National Bancorp 19,291 282,613
Velocity Financial, Inc. * 634 11,704
Victory Capital Holdings, Inc. Class A  25,336 2,129,744
Virginia National Bankshares Corp. 282 12,515
Virtus Investment Partners, Inc. 374 53,669
WaFd, Inc. 3,132 120,175
Walker & Dunlop, Inc. 1,805 98,733
Washington Trust Bancorp, Inc. 32,213 1,175,130
Waterstone Financial, Inc. 863 17,890
Wealthfront Corp. * 823 7,358
Webull Corp. * (Cayman)  1,629 10,621
WesBanco, Inc. 4,425 172,708
West BanCorp, Inc. 736 19,526
Westamerica BanCorp 1,126 66,062
Western New England Bancorp, Inc. 908 12,984
Westwood Holdings Group, Inc. 424 8,124
Whitestone REIT 2,438 46,224
World Acceptance Corp. * 124 27,755
WSFS Financial Corp. 73,811 5,663,518
Xenia Hotels & Resorts, Inc. REIT 4,093 83,333
107,332,737
Industrial - 20.0%
spacing
908 Devices, Inc. * 1,268 11,032
Aebi Schmidt Holding AG (Switzerland)  1,794 22,515
AerSale Corp. * 1,865 11,787
Aevex Corp. Class A * 130 2,716
AirJoule Technologies Corp. * 1,653 9,158
AIRO Group Holdings, Inc. * 889 6,570
Alamo Group, Inc. 542 89,154
Albany International Corp. Class A  977 72,786
Apogee Enterprises, Inc. 1,073 49,079
ArcBest Corp. 436 62,583
Archer Aviation, Inc. Class A * 26,736 126,461
Ardagh Metal Packaging SA 4,534 21,491
Ardmore Shipping Corp. (Ireland)  1,756 24,602
Aspen Aerogels, Inc. * 3,490 22,127
Astec Industries, Inc. 1,085 66,391
Astronics Corp. Class B * 23 1,748
Atkore, Inc. 1,752 133,222
Atmus Filtration Technologies, Inc. 390 19,886
Avient Corp. 41,115 1,519,610
Babcock & Wilcox Enterprises, Inc. * 6,401 90,254
a Shares Value
Benchmark Electronics, Inc. 36,242 $ 3,575,998
Beta Technologies, Inc. Class A * 1,183 19,815
Boise Cascade Co. 1,880 145,944
Brady Corp. Class A  14,607 1,337,563
Clearwater Paper Corp. * 740 11,603
Columbus McKinnon Corp. 1,553 23,497
Concrete Pumping Holdings, Inc. * 993 11,966
Core Molding Technologies, Inc. * 359 8,472
Costamare Bulkers Holdings Ltd. * (Monaco)  384 6,743
Costamare, Inc. (Monaco)  2,264 31,741
Covenant Logistics Group, Inc. 194 8,571
CryoPort, Inc. * 2,486 39,030
CTS Corp. 466 30,379
DHT Holdings, Inc. 1,824 30,151
Dorian LPG Ltd. 1,202 41,806
Ducommun, Inc. * 69 12,779
Eastman Kodak Co. * 3,471 32,107
Energizer Holdings, Inc. 582 12,478
EnerSys 10,704 2,502,809
Enpro, Inc. 77 29,024
Enviri Corp. * 1,227 26,933
FLEX LNG Ltd. †* (Norway)  1,335 37,460
Fluor Corp. * 5,078 266,036
Fortune Brands Innovations, Inc. 35,184 1,931,602
Gates Industrial Corp. PLC * 146,207 4,089,410
GATX Corp. 1,687 298,920
Genco Shipping & Trading Ltd. 1,618 40,094
Gencor Industries, Inc. * 523 7,803
Gibraltar Industries, Inc. * 1,554 70,085
GrafTech International Ltd. * 332 1,962
Granite Construction, Inc. 236 37,307
Greenbrier Cos., Inc. 1,612 79,004
Greif, Inc. Class A  1,264 94,155
Greif, Inc. Class B  234 21,888
Griffon Corp. 479 46,717
Heartland Express, Inc. 2,116 32,206
Helios Technologies, Inc. 1,540 137,445
Hillman Solutions Corp. * 9,879 83,379
Hub Group, Inc. Class A  3,088 135,224
Hyster-Yale, Inc. 666 23,350
Insteel Industries, Inc. 920 27,784
International Seaways, Inc. 2,123 162,601
Itron, Inc. * 2,274 196,769
Janus International Group, Inc. * 6,513 36,147
JBT Marel Corp. 2,683 389,035
Kennametal, Inc. 2,052 71,923
Kimball Electronics, Inc. * 1,289 32,998
Knowles Corp. * 409 16,965
Kopin Corp. * 3,656 16,379
L.B. Foster Co. Class A * 497 22,449
Latham Group, Inc. * 2,136 13,820
Lightbridge Corp. * 1,376 12,095
Lindsay Corp. 495 61,281
Louisiana-Pacific Corp. 40,334 3,172,672
LSB Industries, Inc. * 3,034 32,798
LSI Industries, Inc. 309 8,213
Luxfer Holdings PLC (United Kingdom)  1,302 23,488
Manitowoc Co., Inc. * 1,916 26,613
Marten Transport Ltd. 2,906 50,419
Masterbrand, Inc. * 91,745 944,056
Matson, Inc. 1,545 296,995
Mayville Engineering Co., Inc. * 781 29,256
Melrose Industries PLC (United Kingdom)  527,681 3,327,370
Metallus, Inc. * 1,843 34,446

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Mirion Technologies, Inc. * 1,610 $ 28,867
Mistras Group, Inc. * 567 9,905
MSA Safety, Inc. 16,484 2,877,777
Mueller Water Products, Inc. Class A  158,999 4,106,944
Myers Industries, Inc. 1,602 56,567
NANO Nuclear Energy, Inc. * 2,250 47,565
National Presto Industries, Inc. 198 24,748
Navigator Holdings Ltd. 1,729 32,211
NLI Holdings, Inc. 403 2,398
Nordic American Tankers Ltd. 10,088 55,888
NWPX Infrastructure, Inc. * 90 13,495
O-I Glass, Inc. * 7,820 75,307
Onterris, Inc. * 1,755 35,469
Oshkosh Corp. 30,084 4,617,292
Outdoor Holding Co. * 5,200 11,856
Oxford Instruments PLC (United Kingdom)  70,902 2,866,582
Palladyne AI Corp. †* 1,379 8,384
PAMT Corp. * 277 3,881
Pangaea Logistics Solutions Ltd. 1,670 10,855
Park-Ohio Holdings Corp. 430 16,533
Perma-Fix Environmental Services, Inc. * 379 5,416
Power Solutions International, Inc. * 32 1,244
Proficient Auto Logistics, Inc. * 1,349 9,187
Proto Labs, Inc. * 1,212 98,790
Pure Cycle Corp. * 953 10,207
QinetiQ Group PLC (United Kingdom)  476,328 2,670,241
Radiant Logistics, Inc. * 1,760 16,650
Ranpak Holdings Corp. * 2,470 18,056
Redwire Corp. * 4,146 50,706
Regal Rexnord Corp. 10,575 2,518,859
Richtech Robotics, Inc. Class B * 9,174 19,357
RXO, Inc. * 8,099 223,451
Ryerson Holding Corp. 126,576 3,115,035
Safe Bulkers, Inc. (Monaco)  2,636 16,633
Scorpio Tankers, Inc. (Monaco)  2,331 161,445
Sensata Technologies Holding PLC 36,393 1,737,402
SFL Corp. Ltd. (Norway)  1,428 14,566
SmartRent, Inc. * 6,559 7,805
Smith & Wesson Brands, Inc. 2,266 34,081
Southland Holdings, Inc. * 10 7
Stoneridge, Inc. * 1,222 8,945
Sturm Ruger & Co., Inc. 715 27,063
Tecnoglass, Inc. 167 7,817
Teekay Corp. Ltd. (Bermuda)  2,569 25,690
Teekay Tankers Ltd. Class A (Canada)  1,227 79,595
Tennant Co. 907 79,399
Terex Corp. 5,833 422,251
Tredegar Corp. * 1,261 10,038
TriMas Corp. 1,403 63,177
Trinity Industries, Inc. 2,029 70,163
Turtle Beach Corp. * 983 12,238
Twin Disc, Inc. 297 6,890
UFP Industries, Inc. 23,375 2,121,047
Universal Display Corp. † 27,037 2,341,134
Universal Logistics Holdings, Inc. 289 4,277
Valmont Industries, Inc. 7,205 4,161,608
Virgin Galactic Holdings, Inc. * 4,565 13,193
Vishay Intertechnology, Inc. 6,247 335,964
Vontier Corp. 42,228 1,224,612
Werner Enterprises, Inc. 2,623 114,389
Willis Lease Finance Corp. 78 17,846
World Kinect Corp. 2,250 74,115
Worthington Enterprises, Inc. 1,061 57,039
a Shares Value
Worthington Steel, Inc. 1,704 $ 57,220
63,710,572
Technology - 5.3%
spacing
3D Systems Corp. * 7,685 23,209
8x8, Inc. * 6,580 11,252
ACI Worldwide, Inc. * 168,441 8,470,898
ACV Auctions, Inc. Class A * 3,098 22,275
Adeia, Inc. 546 17,980
Alpha & Omega Semiconductor Ltd. * 1,282 60,677
Arteris, Inc. * 195 9,475
Asure Software, Inc. * 1,244 9,877
BigBear.ai Holdings, Inc. †* 18,875 69,271
Blend Labs, Inc. Class A * 1,395 2,385
Box, Inc. Class A * 1,409 37,395
C3.ai, Inc. Class A * 7,097 64,512
Carlsmed, Inc. * 152 1,578
Cerence, Inc. * 1,691 19,142
CEVA, Inc. * 151 7,121
Claritev Corp. * 296 10,097
Cohu, Inc. * 7,232 534,517
Concentrix Corp. 2,198 49,246
Conduent, Inc. * 7,957 11,617
Consensus Cloud Solutions, Inc. * 364 13,887
Corsair Gaming, Inc. * 2,658 25,703
Crane NXT Co. 2,533 129,588
Cricut, Inc. Class A  3,188 13,995
CS Disco, Inc. * 1,012 3,825
Daily Journal Corp. * 40 24,048
Digi International, Inc. * 274 20,536
Digital Turbine, Inc. * 4,974 64,165
Diodes, Inc. * 460 50,342
Domo, Inc. Class B * 1,285 4,022
Donnelley Financial Solutions, Inc. * 300 12,585
DoubleVerify Holdings, Inc. * 1,230 13,333
DXC Technology Co. * 8,869 78,491
eGain Corp. * 214 1,348
Everforth, Inc. * 2,149 38,403
Evolent Health, Inc. Class A * 3,815 20,677
Five9, Inc. * 3,935 83,894
Forward Industries, Inc. * 2,882 12,162
Freshworks, Inc. Class A * 7,147 72,328
Gemini Space Station, Inc. Class A * 2,013 8,575
Genius Sports Ltd. * (United Kingdom)  9,391 56,910
Globant SA * 2,196 63,552
Grid Dynamics Holdings, Inc. * 3,223 18,307
GSI Technology, Inc. * 403 3,115
I3 Verticals, Inc. Class A * 1,106 23,624
IBEX Holdings Ltd. * 128 3,887
Ibotta, Inc. Class A * 167 5,705
Immersion Corp. 1,665 11,272
Infleqtion, Inc. * 2,794 37,216
Insight Enterprises, Inc. * 1,467 178,681
Maximus, Inc. 2,413 129,723
Melexis NV (Belgium)  17,805 1,594,250
Mitek Systems, Inc. * 240 4,831
MKS, Inc. 806 358,509
N-able, Inc. * 4,219 15,484
nCino, Inc. * 423 6,916
NCR Voyix Corp. * 7,785 63,603
NetScout Systems, Inc. * 3,642 158,609
OneSpan, Inc. 1,798 25,801
Onto Innovation, Inc. * 937 354,608
PagerDuty, Inc. * 2,104 20,304

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
PAR Technology Corp. * 2,109 $ 36,739
Photronics, Inc. * 1,907 62,035
Phreesia, Inc. * 569 5,855
Pitney Bowes, Inc. 3,904 68,398
Playtika Holding Corp. 1,986 7,388
Porch Group, Inc. * 4,405 66,251
Progress Software Corp. * 1,353 45,434
PubMatic, Inc. Class A * 2,119 27,801
Quantum Computing, Inc. †* 9,003 87,329
QuickLogic Corp. * 208 4,154
Rackspace Technology, Inc. * 3,399 22,196
Rapid7, Inc. * 3,096 25,078
Richardson Electronics Ltd. 583 11,083
Rigetti Computing, Inc. * 1,043 20,151
Rimini Street, Inc. * 1,871 7,971
SHARPLINK, Inc. * 9,728 46,694
Simulations Plus, Inc. * 236 4,321
Skillsoft Corp. * 10 52
Sprout Social, Inc. Class A * 888 6,704
SPS Commerce, Inc. * 757 43,278
Synaptics, Inc. * 20,021 2,487,209
Teads Holding Co. * 278 213
Teradata Corp. * 1,459 50,554
TruBridge, Inc. * 564 14,782
Unisys Corp. * 3,038 11,119
V2X, Inc. * 1,340 99,910
Veritone, Inc. * 1,765 2,418
Via Transportation, Inc. Class A * 2,053 37,241
Vishay Precision Group, Inc. * 288 43,174
Waystar Holding Corp. * 5,728 117,596
Whitefiber, Inc. * 573 22,261
Wolfspeed, Inc. †* 1,489 71,844
Xerox Holdings Corp. † 6,777 21,212
Yext, Inc. * 3,021 14,108
ZoomInfo Technologies, Inc. * 12,588 36,883
16,888,774
Utilities - 2.9%
spacing
Ameresco, Inc. Class A * 1,692 46,699
American States Water Co. 636 52,553
Avista Corp. 4,318 176,649
Black Hills Corp. † 35,752 2,659,949
Brookfield Infrastructure Corp.
Class A (Canada)  6,433 247,670
California Water Service Group 3,082 149,939
Chesapeake Utilities Corp. 1,185 145,139
Consolidated Water Co. Ltd. 371 10,944
Genie Energy Ltd. Class B  1,090 15,750
H2O America 1,818 110,480
Hawaiian Electric Industries, Inc. * 8,451 114,342
IDACORP, Inc. 12,339 1,866,891
MGE Energy, Inc. 1,823 148,647
Middlesex Water Co. 904 50,769
Net Power, Inc. * 1,454 2,428
New Jersey Resources Corp. 5,206 291,744
Northwest Natural Holding Co. 2,229 109,355
Northwestern Energy Group, Inc. 3,201 229,256
ONE Gas, Inc. 3,327 256,412
Ormat Technologies, Inc. 2,919 317,879
Otter Tail Corp. 1,976 177,800
Portland General Electric Co. 5,908 306,212
RGC Resources, Inc. 402 9,608
Southwest Gas Holdings, Inc. 3,757 333,171
Spire, Inc. 15,620 1,219,766
a Shares Value
TXNM Energy, Inc. 5,250 $ 298,095
Unitil Corp. 917 48,317
York Water Co. 727 22,283
9,418,747
Total Common Stocks
    (Cost $278,286,314) 310,072,408
Principal
Amount
SHORT-TERM INVESTMENTS - 2.6%
U.S. Government Agency Issues - 2.6%
Federal Home Loan Bank Discount Notes
3.718% due 07/01/26  $ 8,452,000 8,451,155
Total Short-Term Investments
(Cost $8,452,000) 8,451,155
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.8%
    (Cost $286,739,335) 318,525,976
Shares
SECURITIES LENDING COLLATERAL - 1.4%
Mutual Funds - 0.5%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 1,470,394 1,470,394
Principal
Amount
Repurchase Agreements - 0.9%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$1,819,347; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $1,855,736) $ 1,819,163 1,819,163
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$844,054; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $862,050) 842,831 842,831
2,661,994
Total Securities Lending Collateral
(Cost $4,132,388) 4,132,388
a
TOTAL INVESTMENTS - 101.2%
(Cost $290,871,723) 322,658,364
DERIVATIVES - 0.0% 14,945
OTHER ASSETS & LIABILITIES, NET -  (1.2%) (3,782,972)
NET ASSETS - 100.0% $ 318,890,337

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $1,830 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Financial 33 .7%
Industrial 20 .0%
Consumer, Non-Cyclical 9 .8%
Consumer, Cyclical 9 .0%
Energy 8 .2%
Basic Materials 7 .3%
Technology 5 .3%
Others (each less than 3.0%) 7 .9%
101 .2%
Derivatives 0 .0%
Other Assets & Liabilities, Net ( 1 .2% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 09/26 63 $ 944,419 $ 959,364 $ 14,945
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 2,413 $ – $ 583 $ 1,830
Common Stocks
Basic Materials 23,147,561 20,517,904 2,629,657 –
Communications 3,165,995 3,165,995 – –
Consumer, Cyclical 28,851,470 28,851,470 – –
Consumer, Non-Cyclical 31,276,598 28,139,741 3,136,857 –
Energy 26,279,954 26,279,954 – –
Financial 107,332,737 100,850,312 6,482,425 –
Industrial 63,710,572 57,712,961 5,997,611 –
Technology 16,888,774 15,294,524 1,594,250 –
Utilities 9,418,747 9,418,747 – –
Total Common Stocks 310,072,408 290,231,608 19,840,800 –
Short-Term Investments 8,451,155 – 8,451,155 –
Securities Lending Collateral 4,132,388 1,470,394 2,661,994 –
Derivatives:
Equity Contracts
Futures 14,945 14,945 – –
Total $ 322,673,309 $ 291,716,947 $ 30,954,532 $ 1,830

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Blueprint Medicines Corp. - Contingent Value
Rights* ± Ω 5,483 $ 5,428
Total Rights
    (Cost $2,522) 5,428
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Optinose, Inc. Exercise @ $1.00 Exp 11/23/27
* ± Ω 2 –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 99.3%
Basic Materials - 1.7%
spacing
Ingevity Corp. * 55,156 4,118,499
Solstice Advanced Materials, Inc. 43,429 3,847,809
Uranium Energy Corp. * 199,642 2,128,184
10,094,492
Communications - 2.9%
spacing
A10 Networks, Inc. 173,581 6,484,986
Extreme Networks, Inc. †* 228,524 7,397,322
Figs, Inc. Class A * 320,243 3,276,086
17,158,394
Consumer, Cyclical - 11.3%
spacing
Boot Barn Holdings, Inc. †* 45,420 7,461,143
Brinker International, Inc. * 46,640 7,835,520
Cava Group, Inc. * 66,453 5,215,231
Dorman Products, Inc. * 21,782 2,972,154
Dutch Bros, Inc. Class A †* 99,592 7,151,702
Five Below, Inc. * 11,384 2,046,729
Installed Building Products, Inc. 20,190 4,640,470
Kontoor Brands, Inc. 75,241 6,270,585
Life Time Group Holdings, Inc. * 182,841 7,467,226
Lindblad Expeditions Holdings, Inc. * 203,862 5,757,063
OneSpaWorld Holdings Ltd. (Bahamas)  142,850 4,034,084
VSE Corp. 19,153 4,376,461
Yesway, Inc. Class A * 89,262 1,812,019
67,040,387
Consumer, Non-Cyclical - 31.1%
spacing
10X Genomics, Inc. Class A * 87,225 3,344,207
Alamar Biosciences, Inc. †* 45,715 1,238,419
Alkermes PLC * 82,643 4,330,080
Apogee Therapeutics, Inc. †* 42,108 5,588,995
Axsome Therapeutics, Inc. * 11,717 2,867,970
BrightSpring Health Services, Inc. * 152,229 10,616,450
CG oncology, Inc. †* 62,829 4,464,000
Chefs' Warehouse, Inc. * 60,176 5,782,914
Cogent Biosciences, Inc. * 76,561 2,962,911
Cytokinetics, Inc. †* 46,249 3,939,952
Definium Therapeutics, Inc. * 151,618 7,132,111
Dianthus Therapeutics, Inc. †* 47,947 4,673,874
Encompass Health Corp. 35,546 3,592,990
Flywire Corp. * 347,206 6,100,409
a Shares Value
Glaukos Corp. * 47,104 $ 6,583,255
Guardant Health, Inc. * 31,208 4,682,136
Halozyme Therapeutics, Inc. * 65,234 5,105,865
Herc Holdings, Inc. 25,704 3,684,411
Ionis Pharmaceuticals, Inc. * 41,093 3,258,264
IRhythm Holdings, Inc. * 30,857 3,670,440
Kardigan, Inc. * 66,663 1,589,913
Kestra Medical Technologies Ltd. †* 99,067 2,520,264
Krystal Biotech, Inc. * 13,995 5,201,522
Kymera Therapeutics, Inc. * 26,645 3,055,382
Lantheus Holdings, Inc. * 37,901 4,204,737
LeMaitre Vascular, Inc. 62,484 5,995,965
Ligand Pharmaceuticals, Inc. * 22,777 7,199,582
Madrigal Pharmaceuticals, Inc. * 10,155 5,452,727
Mineralys Therapeutics, Inc. †* 82,651 2,229,924
Oscar Health, Inc. Class A * 199,178 5,680,557
Pennant Group, Inc. * 102,743 3,796,354
Praxis Precision Medicines, Inc. * 13,871 4,643,872
Protagonist Therapeutics, Inc. * 42,921 5,261,256
RadNet, Inc. * 94,735 5,842,307
Remitly Global, Inc. * 196,148 4,395,677
Repligen Corp. * 32,230 4,397,461
Rhythm Pharmaceuticals, Inc. †* 34,102 3,786,345
Spyre Therapeutics, Inc. * 42,736 3,794,102
TransMedics Group, Inc. * 45,594 3,028,354
Vita Coco Co., Inc. * 80,408 5,318,185
Xenon Pharmaceuticals, Inc. †* (Canada)  51,047 3,081,197
184,095,336
Energy - 3.9%
spacing
Archrock, Inc. 160,942 6,551,949
Kodiak Gas Services, Inc. 80,155 6,022,045
Oceaneering International, Inc. * 81,285 3,293,668
Solaris Energy Infrastructure, Inc. 54,587 4,392,070
Solv Energy, Inc. Class A * 81,720 2,782,566
23,042,298
Financial - 4.7%
spacing
Dave, Inc. * 9,430 3,513,524
Enova International, Inc. * 28,914 6,960,467
Piper Sandler Cos. 91,471 6,617,012
PJT Partners, Inc. Class A  5,917 893,112
Victory Capital Holdings, Inc. Class A  46,591 3,916,439
WisdomTree, Inc. 339,021 5,743,016
27,643,570
Industrial - 26.4%
spacing
Advanced Energy Industries, Inc. 20,315 7,574,854
Applied Aerospace & Defense, Inc. †* 145,475 3,313,920
Applied Optoelectronics, Inc. * 40,511 6,002,110
Argan, Inc. 4,792 3,826,651
Cardinal Infrastructure Group, Inc. Class A †* 49,254 4,639,727
Centuri Holdings, Inc. * 90,492 2,736,478
CSW Industrials, Inc. 24,136 6,717,049
Dpc Holdings Ltd. * (United Kingdom)  18,520 908,591
Dycom Industries, Inc. * 9,157 4,629,688
Enpro, Inc. 36,626 13,805,438
Federal Signal Corp. 52,157 6,701,653
Firefly Aerospace, Inc. * 82,119 2,414,299
Franklin Electric Co., Inc. 65,826 7,055,889
Hawkeye 360, Inc. †* 69,327 1,401,792
Helios Technologies, Inc. 50,272 4,486,776
Joby Aviation, Inc. †* 460,302 4,105,894
Karman Holdings, Inc. †* 87,214 4,353,723

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $5,428 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Loar Holdings, Inc. †* 69,374 $ 5,592,238
Moog, Inc. Class A  21,593 9,151,977
MYR Group, Inc. * 19,788 9,901,915
Novanta, Inc. †* 38,986 6,325,089
Plexus Corp. * 22,188 6,671,266
Proto Labs, Inc. * 57,896 4,719,103
RBC Bearings, Inc. * 6,940 4,469,776
Saia, Inc. * 8,492 3,576,491
SPX Technologies, Inc. * 42,003 10,297,875
Timken Co. 28,737 4,176,061
Voyager Technologies, Inc. Class A †* 66,955 2,159,299
Watts Water Technologies, Inc. Class A  12,486 4,887,645
156,603,267
Technology - 17.1%
spacing
Allegro MicroSystems, Inc. †* (Japan)  124,151 8,643,392
Ambiq Micro, Inc. * 75,386 6,656,584
Braze, Inc. Class A * 128,572 2,788,727
Camtek Ltd. †* (Israel)  33,831 5,518,513
DigitalOcean Holdings, Inc. †* 47,757 7,499,282
FormFactor, Inc. * 56,304 9,004,699
HeartFlow, Inc. * 42,452 1,245,542
JFrog Ltd. †* 95,128 8,645,232
Klaviyo, Inc. Class A * 195,547 2,952,760
Lattice Semiconductor Corp. * 39,732 6,077,407
Manhattan Associates, Inc. * 36,968 5,147,794
Navitas Semiconductor Corp. * 253,742 4,547,056
Onto Innovation, Inc. * 16,341 6,184,251
SailPoint, Inc. * 276,540 4,048,545
ServiceTitan, Inc. Class A * 66,008 4,667,426
SiTime Corp. * 9,921 7,396,701
Varonis Systems, Inc. * 81,097 3,402,830
Veeco Instruments, Inc. * 93,431 7,082,070
101,508,811
Utilities - 0.2%
spacing
X-Energy, Inc. †* 54,890 1,007,780
Total Common Stocks
    (Cost $475,490,601) 588,194,335
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $475,493,123) 588,199,763
SECURITIES LENDING COLLATERAL - 9.5%
Mutual Funds - 3.4%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 19,969,410 19,969,410
Principal
Amount
Repurchase Agreements - 6.1%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$24,708,554; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$25,202,739) $ 24,706,049 24,706,049
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$11,463,092; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $11,707,492) $ 11,446,488 $ 11,446,488
36,152,537
Total Securities Lending Collateral
(Cost $56,121,947) 56,121,947
a
TOTAL INVESTMENTS - 108.8%
(Cost $531,615,070) 644,321,710
OTHER ASSETS & LIABILITIES, NET -  (8.8%) (52,003,153)
NET ASSETS - 100.0% $ 592,318,557
Consumer, Non-Cyclical 31 .1%
Industrial 26 .4%
Technology 17 .1%
Consumer, Cyclical 11 .3%
Securities Lending Collateral 9 .5%
Financial 4 .7%
Energy 3 .9%
Others (each less than 3.0%) 4 .8%
108 .8%
Other Assets & Liabilities, Net ( 8 .8% )
100 .0%

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 5,428 $ – $ – $ 5,428
Common Stocks 588,194,335 588,194,335 – –
Securities Lending Collateral 56,121,947 19,969,410 36,152,537 –
Total $ 644,321,710 $ 608,163,745 $ 36,152,537 $ 5,428

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.1%
Consumer, Non-Cyclical - 0.1%
Akero Therapeutics, Inc. - Contingent Value
Rights * ± Ω 18,184 $ 11,820
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 15,650 2,660
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 3,861 1,969
Icosavax, Inc. - Contingent Value Rights * 7,606 2,358
Inhibrx, Inc. - Contingent Value Rights * ± Ω 9,969 16,648
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 1,693 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 1,693 –
35,455
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights* ± Ω 216 –
Total Rights
    (Cost $21,100) 35,455
COMMON STOCKS - 99.4%
Basic Materials - 3.9%
spacing
AdvanSix, Inc. 8,105 161,127
American Battery Technology Co. * 38,062 107,715
Arcosa, Inc. 14,015 2,036,239
Ashland, Inc. 13,305 876,666
Balchem Corp. 9,334 1,576,979
Cabot Corp. 14,751 1,339,686
Caledonia Mining Corp. PLC (South Africa)  4,403 84,097
Calumet, Inc. * 19,927 717,771
Centrus Energy Corp. Class A †* 5,198 872,588
Century Aluminum Co. * 19,560 899,956
Chemours Co. 42,771 877,661
Codexis, Inc. * 30,376 68,650
Commercial Metals Co. 31,557 1,980,202
Compass Minerals International, Inc. * 9,154 284,964
Constellium SE * 38,114 1,214,693
Contango Silver & Gold, Inc. * 7,415 117,083
Critical Metals Corp. †* (Austria)  19,624 201,146
Dakota Gold Corp. * 32,735 139,451
Ecovyst, Inc. * 26,622 331,444
Elemental Royalty Corp. †(Canada)  9,675 168,925
Encore Energy Corp. †* 47,246 61,892
Energy Fuels, Inc. †* 70,377 1,020,466
Ferroglobe PLC 31,014 98,625
FMC Corp. 36,664 421,636
Friedman Industries, Inc. 2,279 73,338
Gold Resource Corp. * 45,904 57,839
Hawkins, Inc. 5,478 778,424
HB Fuller Co. 15,590 908,741
Huntsman Corp. 48,696 517,152
Hycroft Mining Holding Corp. Class A †* 15,695 367,263
Idaho Strategic Resources, Inc. * 4,539 148,652
Ingevity Corp. * 10,203 761,858
Innospec, Inc. 7,253 590,322
Intrepid Potash, Inc. * 3,035 99,487
Ivanhoe Electric, Inc. * 34,844 334,851
Kaiser Aluminum Corp. 4,605 900,876
Koppers Holdings, Inc. 5,274 236,803
Kronos Worldwide, Inc. 6,400 40,512
Lifezone Metals Ltd. * (Isle of Man)  13,794 53,521
Lightwave Logic, Inc. * 46,317 438,159
a Shares Value
Magnera Corp. * 8,808 $ 103,494
Mativ Holdings, Inc. 14,485 109,651
McEwen, Inc. * (Canada)  14,962 271,261
Minerals Technologies, Inc. 9,008 666,322
NioCorp Developments Ltd. * 41,014 197,687
Novagold Resources, Inc. * (Canada)  99,989 596,934
Oil-Dri Corp. of America 2,837 289,970
Orion SA (Germany)  15,068 99,901
Perimeter Solutions, Inc. * 42,707 1,522,505
Perpetua Resources Corp. * 24,706 512,897
Quaker Chemical Corp. 4,011 637,228
Rayonier Advanced Materials, Inc. * 19,074 149,922
REalloys, Inc. * 16,268 235,073
Rogers Corp. * 5,103 835,514
Sensient Technologies Corp. 12,146 1,497,480
SSR Mining, Inc. * (Canada)  62,088 1,755,849
Stepan Co. 6,358 354,268
Sylvamo Corp. 9,997 377,887
Trinseo PLC 8,856 14
Tronox Holdings PLC 34,987 220,418
U.S. Antimony Corp. †* 38,442 279,089
U.S. Gold Corp. * 4,540 69,598
U.S. Lime & Minerals, Inc. 3,153 330,025
Ur-Energy, Inc. * 108,079 146,987
Uranium Energy Corp. †* 138,836 1,479,992
USA Rare Earth, Inc. †* 54,174 1,169,075
Valhi, Inc. 693 10,166
Vista Gold Corp. †* 40,430 77,221
Vox Royalty Corp. (Canada)  14,563 68,883
36,032,771
Communications - 3.9%
spacing
1stdibs.com, Inc. * 6,783 33,237
A10 Networks, Inc. 20,782 776,415
ADTRAN Holdings, Inc. * 22,391 311,235
Advantage Solutions, Inc. * 1,028 44,451
AMC Global Media, Inc. Class A * 8,481 84,640
Angi, Inc. * 10,373 61,719
Anterix, Inc. * 3,285 338,158
Arena Group Holdings, Inc. * 539 447
ATN International, Inc. 2,969 78,649
AudioEye, Inc. * 156 906
Aviat Networks, Inc. * 3,324 73,793
Backblaze, Inc. Class A * 16,985 269,382
Bed Bath & Beyond, Inc. * 21,886 126,720
BK Technologies Corp. * 718 61,734
BlackSky Technology, Inc. * 9,677 270,182
Boston Omaha Corp. Class A * 6,200 84,568
Bumble, Inc. Class A * 29,387 94,038
Cable One, Inc. * 1,343 71,327
Calix, Inc. * 16,366 610,779
Cargurus, Inc. * 21,718 740,367
Cars.com, Inc. * 13,864 151,672
Clear Channel Outdoor Holdings, Inc. * 113,059 273,603
Clearfield, Inc. * 3,000 119,370
Cogent Communications Holdings, Inc. † 14,888 206,645
Crexendo, Inc. * 7,007 52,342
CuriosityStream, Inc. 8,297 22,070
Entravision Communications Corp. Class A  19,114 249,247
ePlus, Inc. 7,810 650,026
EverQuote, Inc. Class A * 7,406 176,189
EW Scripps Co. Class A * 16,290 45,123
Extreme Networks, Inc. * 36,483 1,180,955
Figs, Inc. Class A * 27,412 280,425

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Frequency Electronics, Inc. * 1,697 $ 112,596
fuboTV, Inc. Class A †* 7,353 67,648
Gogo, Inc. * 19,526 60,531
Gray Media, Inc. 27,816 110,429
Grindr, Inc. * (Singapore)  6,273 90,143
Groupon, Inc. †* 6,888 165,725
Harmonic, Inc. * 32,099 524,177
HealthStream, Inc. 7,015 191,159
Hims & Hers Health, Inc. †* 60,669 2,103,394
IDT Corp. Class B  4,832 281,029
iHeartMedia, Inc. Class A * 35,848 153,788
Inseego Corp. * 3,311 34,203
InterDigital, Inc. † 7,394 2,093,463
Keel Infrastructure Corp. * 165,060 947,444
KORE Group Holdings, Inc. * 2,912 26,878
KVH Industries, Inc. * 3,574 35,418
Lands' End, Inc. * 2,561 26,839
Lantronix, Inc. * 10,691 62,863
Lee Enterprises, Inc. †* 2,960 26,522
Liberty Capital Corp. Class A * 1,310 28,689
Liberty Capital Corp. Class C * 9,225 198,891
Liberty Latin America Ltd. Class A * 12,684 99,443
Liberty Latin America Ltd. Class C * 30,088 234,385
LightPath Technologies, Inc. Class A * 15,932 260,488
Liquidity Services, Inc. * 7,066 276,422
Lumen Technologies, Inc. * 273,390 2,099,635
Magnite, Inc. * 41,569 788,980
MediaAlpha, Inc. Class A * 8,889 111,735
MNTN, Inc. Class A * 13,597 125,092
National CineMedia, Inc. 18,246 69,335
NETGEAR, Inc. * 7,244 169,147
Newsmax, Inc. †* 15,629 129,408
Nextdoor Holdings, Inc. * 68,669 155,879
Nexxen International Ltd. * (Israel)  9,934 89,704
Ooma, Inc. * 6,486 124,661
Open Lending Corp. * 25,791 80,210
Opendoor Technologies, Inc. †* 264,090 1,220,096
Optimum Communications, Inc. Class A * 69,257 100,423
Pattern Group, Inc. Class A * 9,472 238,600
Phoenix Education Partners, Inc. 1,926 63,269
Powerfleet, Inc. NJ * 40,229 154,077
Preformed Line Products Co. 698 286,571
Q2 Holdings, Inc. * 17,218 828,186
QuinStreet, Inc. * 15,918 233,199
RealReal, Inc. †* 32,484 382,986
Revolve Group, Inc. * 12,178 278,754
RF Industries Ltd. * 2,422 51,371
Ribbon Communications, Inc. * 24,452 57,218
RUM Group, Inc. †* 32,667 207,109
Satellogic, Inc. Class A * 27,456 157,048
Scholastic Corp. 4,610 212,060
Serve Robotics, Inc. †* 21,272 139,970
Shenandoah Telecommunications Co. 13,982 210,849
Shutterstock, Inc. 8,223 114,711
Sidus Space, Inc. Class A †* 24,346 68,412
Sinclair, Inc. 12,546 178,780
Soluna Holdings, Inc. †* 33,073 44,649
Sphere Entertainment Co. * 7,819 1,352,922
Spok Holdings, Inc. 5,260 53,862
Sprinklr, Inc. Class A * 29,766 153,593
Stagwell, Inc. * 30,599 227,351
Stitch Fix, Inc. Class A * 35,341 145,251
Stubhub Holdings, Inc. Class A * 64,163 825,778
Taboola.com Ltd. * (Israel)  37,133 185,665
a Shares Value
TechTarget, Inc. * 6,091 $ 21,928
Telephone & Data Systems, Inc. 27,644 1,023,104
Thryv Holdings, Inc. * 10,683 42,091
TripAdvisor, Inc. * 32,955 451,813
Trump Media & Technology Group Corp. * 46,845 362,580
Tucows, Inc. Class A * 1,623 21,862
Uniti Group, Inc. 49,049 562,592
Upwork, Inc. * 33,026 276,097
USA TODAY Co., Inc. * 39,968 341,726
Value Line, Inc. 334 13,520
Viasat, Inc. * 35,815 3,216,545
Vistance Networks, Inc. * 62,167 794,494
Yelp, Inc. * 15,686 384,621
Ziff Davis, Inc. * 9,543 499,767
ZipRecruiter, Inc. Class A * 16,470 61,762
35,944,029
Consumer, Cyclical - 10.6%
spacing
Abercrombie & Fitch Co. Class A * 12,554 1,129,986
Academy Sports & Outdoors, Inc. 18,197 857,625
Accel Entertainment, Inc. * 14,973 188,810
Acushnet Holdings Corp. 7,966 944,210
Adient PLC * 23,782 437,113
Advance Auto Parts, Inc. 17,226 1,071,802
Aeva Technologies, Inc. * 8,159 234,326
Allegiant Travel Co. * 7,026 826,258
Alliance Laundry Holdings, Inc. †* 12,592 333,940
AMC Entertainment Holdings, Inc. Class A * 179,118 340,324
American Eagle Outfitters, Inc. 44,358 762,958
American Outdoor Brands, Inc. * 205 2,407
Arhaus, Inc. 13,339 112,314
Arko Corp. 21,222 170,413
Asbury Automotive Group, Inc. * 5,441 1,094,076
Atlanta Braves Holdings, Inc. Class A * 2,089 117,632
Atlanta Braves Holdings, Inc. Class C * 14,104 731,998
Bally's Corp. †* 2,022 27,722
Barnes & Noble Education, Inc. * 3,948 49,587
Beazer Homes USA, Inc. * 6,699 187,907
Biglari Holdings, Inc. Class A * 15 31,570
Biglari Holdings, Inc. Class B * 210 89,466
BJ's Restaurants, Inc. * 5,553 337,261
Black Rock Coffee Bar, Inc. Class A * 4,015 33,284
Bloomin' Brands, Inc. 26,087 238,435
Blue Bird Corp. †* 8,848 698,638
BlueLinx Holdings, Inc. * 2,414 149,378
Bob's Discount Furniture, Inc. * 5,379 85,096
Boot Barn Holdings, Inc. * 8,695 1,428,328
Brightstar Lottery PLC 29,415 315,329
Brinker International, Inc. * 12,250 2,058,000
Buckle, Inc. 9,424 397,693
Build-A-Bear Workshop, Inc. † 3,148 96,360
Caleres, Inc. 8,951 110,724
Callaway Golf Co. * 38,956 731,983
Camping World Holdings, Inc. Class A  16,163 123,324
Capri Holdings Ltd. * 34,465 640,015
Carter's, Inc. 10,508 432,509
Cavco Industries, Inc. * 2,207 1,355,937
Central Garden & Pet Co. * 2,480 109,963
Central Garden & Pet Co. Class A * 14,440 559,839
Century Communities, Inc. 7,388 529,424
Champion Homes, Inc. * 15,641 1,378,285
Cheesecake Factory, Inc. † 13,124 1,043,883
Cinemark Holdings, Inc. 29,791 945,268
Citi Trends, Inc. * 1,465 84,736

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Clean Energy Fuels Corp. * 43,205 $ 88,570
Commercial Vehicle Group, Inc. * 10,319 47,674
CompX International, Inc. 849 21,140
Comstock Holding Cos., Inc. * 1,781 28,478
Cooper-Standard Holdings, Inc. * 4,185 113,204
Cracker Barrel Old Country Store, Inc. 6,567 350,021
Daktronics, Inc. * 11,702 228,891
Dana, Inc. 31,321 852,244
Dauch Corp. * 70,530 382,273
Dave & Buster's Entertainment, Inc. * 7,292 83,129
Designer Brands, Inc. Class A  11,977 69,826
Dine Brands Global, Inc. † 3,396 121,916
Dorman Products, Inc. * 7,799 1,064,174
Douglas Dynamics, Inc. 6,718 362,436
Dream Finders Homes, Inc. Class A * 8,133 140,376
El Pollo Loco Holdings, Inc. * 8,771 148,756
Envela Corp. * 2,068 59,724
Ermenegildo Zegna NV †(Italy)  13,432 174,885
Escalade, Inc. 2,759 51,814
Ethan Allen Interiors, Inc. 6,268 140,027
EVgo, Inc. †* 35,441 67,692
EVI Industries, Inc. 1,261 18,638
Falcon's Beyond Global, Inc. Class A †* 6,985 125,171
First Watch Restaurant Group, Inc. * 18,307 235,977
FirstCash Holdings, Inc. 11,699 2,530,728
Flexsteel Industries, Inc. 930 69,266
Forestar Group, Inc. * 5,584 176,734
Fossil Group, Inc. * 15,656 64,816
Fox Factory Holding Corp. * 12,925 219,014
Frontier Group Holdings, Inc. * 18,535 146,612
Funko, Inc. Class A * 12,650 74,382
G-III Apparel Group Ltd. 10,737 361,944
Garrett Motion, Inc. (Switzerland)  49,602 1,797,080
Genesco, Inc. * 2,882 97,325
Gentherm, Inc. * 9,651 329,196
Global Business Travel Group I * 36,869 346,200
Global Industrial Co. 4,315 144,380
Gold.com, Inc. 5,812 241,837
Goodyear Tire & Rubber Co. * 83,151 548,797
Green Brick Partners, Inc. * 8,198 656,168
Group 1 Automotive, Inc. 3,276 953,873
Hamilton Beach Brands Holding Co. Class A  2,222 51,173
Harley-Davidson, Inc. 12,524 306,337
Haverty Furniture Cos., Inc. 4,189 106,945
Hilton Grand Vacations, Inc. * 15,643 819,224
HNI Corp. 20,108 812,564
Holley, Inc. * 19,135 48,794
Hovnanian Enterprises, Inc. Class A * 1,282 182,570
Hudson Technologies, Inc. * 10,472 60,109
Hyliion Holdings Corp. * 38,431 200,226
IMAX Corp. * 13,235 527,547
indie Semiconductor, Inc. Class A †* (China)  61,849 277,702
Inspired Entertainment, Inc. * 5,923 48,865
Installed Building Products, Inc. 6,715 1,543,376
Interface, Inc. 16,864 604,406
J Jill, Inc. 2,578 40,913
Jack in the Box, Inc. * 5,071 80,172
JAKKS Pacific, Inc. 2,233 51,984
JetBlue Airways Corp. * 97,692 559,775
Johnson Outdoors, Inc. Class A  2,071 95,349
KB Home 17,283 1,081,743
Kohl's Corp. 31,737 562,380
Kontoor Brands, Inc. 15,518 1,293,270
Krispy Kreme, Inc. * 21,998 77,653
a Shares Value
Kura Sushi USA, Inc. Class A * 1,682 $ 96,816
La-Z-Boy, Inc. 11,714 469,966
LCI Industries 6,862 726,549
Legacy Housing Corp. * 2,221 58,346
Leggett & Platt, Inc. 39,533 462,931
LGI Homes, Inc. * 5,976 380,552
Life Time Group Holdings, Inc. * 41,409 1,691,144
Lifetime Brands, Inc. 3,339 28,482
Lindblad Expeditions Holdings, Inc. * 14,501 409,508
Lionsgate Studios Corp. * 55,456 849,031
Lovesac Co. * 3,938 65,725
Lucid Group, Inc. †* 38,021 254,360
M/I Homes, Inc. * 7,194 1,156,723
Madison Square Garden Entertainment Corp. * 10,794 873,127
Malibu Boats, Inc. Class A * 5,718 156,845
Marcus Corp. 6,225 146,038
MarineMax, Inc. * 5,734 209,979
Marriott Vacations Worldwide Corp. 8,116 826,858
MasterCraft Boat Holdings, Inc. * 4,938 127,499
Meritage Homes Corp. 18,837 1,579,482
Methode Electronics, Inc. 9,201 174,543
Microvast Holdings, Inc. * 52,899 61,892
Miller Industries, Inc. 3,779 193,296
Millerknoll, Inc. 20,088 411,000
Monarch Casino & Resort, Inc. 3,525 463,925
Motorcar Parts of America, Inc. * 3,402 52,119
Movado Group, Inc. 4,435 174,340
National Vision Holdings, Inc. * 22,915 435,614
Newell Brands, Inc. 123,488 758,216
Nu Skin Enterprises, Inc. Class A  12,165 64,231
OneSpaWorld Holdings Ltd. (Bahamas)  26,058 735,878
OneWater Marine, Inc. Class A * 2,729 30,756
OPAL Fuels, Inc. Class A * 7,394 16,267
OPENLANE, Inc. * 30,708 1,266,398
Oxford Industries, Inc. 3,837 133,796
Papa John's International, Inc. † 9,568 351,815
Patrick Industries, Inc. † 9,043 811,881
PC Connection, Inc. 3,720 271,523
Peloton Interactive, Inc. Class A * 117,764 695,985
Penn Entertainment, Inc. * 37,103 792,520
Petco Health & Wellness Co., Inc. * 31,203 84,872
Phinia, Inc. 10,888 896,845
Playboy, Inc. * 17,880 21,814
Polaris, Inc. 15,563 1,065,132
Portillo's, Inc. Class A * 19,586 92,838
PriceSmart, Inc. 7,554 1,475,598
Pursuit Attractions & Hospitality, Inc. * 6,145 343,936
RCI Hospitality Holdings, Inc. 2,125 58,055
Red Rock Resorts, Inc. Class A  13,378 870,373
Republic Airways Holdings, Inc. * 3,935 82,674
Reservoir Media, Inc. * 5,058 50,024
Resideo Technologies, Inc. * 38,635 1,201,548
RH * 4,353 717,070
RideNow Group, Inc. Class B * 4,194 27,932
Rocky Brands, Inc. 1,966 81,078
Rush Enterprises, Inc. Class A  17,514 1,278,259
Rush Enterprises, Inc. Class B  2,458 188,037
Rush Street Interactive, Inc. * 28,367 843,635
Sabre Corp. * 98,602 206,078
Sally Beauty Holdings, Inc. * 28,454 402,340
Savers Value Village, Inc. * 9,929 100,184
ScanSource, Inc. * 6,882 358,483
SES AI Corp. * 72,693 69,800
Shake Shack, Inc. Class A * 11,370 636,947

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Shoe Station Group, Inc. 4,498 $ 66,705
Signet Jewelers Ltd. (NYSE) 11,116 958,199
Six Flags Entertainment Corp. †* 27,859 593,397
SkyWest, Inc. * 11,072 1,099,782
Solid Power, Inc. * 60,926 157,798
Sonic Automotive, Inc. Class A  3,519 298,376
Sonos, Inc. * 35,148 475,552
Standard Motor Products, Inc. 7,295 284,286
Starz Entertainment Corp. * 3,343 96,479
Steven Madden Ltd. 20,228 851,599
Strattec Security Corp. * 1,358 110,609
Super Group SGHC Ltd. (Guernsey)  47,205 639,628
Superior Group of Cos., Inc. 2,245 29,454
Sweetgreen, Inc. Class A * 30,587 269,471
Taylor Morrison Home Corp. * 26,955 1,933,752
ThredUp, Inc. Class A * 29,314 200,801
Titan International, Inc. * 16,609 128,055
Titan Machinery, Inc. * 5,899 124,587
Torrid Holdings, Inc. * 6,756 12,634
Tron, Inc. * 17,644 28,407
Under Armour, Inc. Class A * 60,503 386,614
Under Armour, Inc. Class C * 48,147 299,474
UniFirst Corp. 4,155 1,098,831
United Parks & Resorts, Inc. * 5,795 276,653
Urban Outfitters, Inc. * 16,216 1,149,066
Venu Holding Corp. * 13,148 29,846
Versigent PLC * 20,341 854,525
Victoria's Secret & Co. * 19,903 1,661,502
Virco Mfg. Corp. 218 1,339
Visteon Corp. 7,743 768,183
VSE Corp. 7,946 1,815,661
Wabash National Corp. 11,160 150,660
Warby Parker, Inc. Class A †* 28,816 874,277
Webtoon Entertainment, Inc. †* (South Korea)  6,888 78,661
Wendy's Co. † 46,748 387,541
Weyco Group, Inc. 1,756 69,063
Winmark Corp. 845 357,503
Winnebago Industries, Inc. 8,285 258,823
Wolverine World Wide, Inc. 24,008 396,852
XMAX, Inc. †* 17,683 160,738
XPEL, Inc. * 7,582 376,067
Xperi, Inc. * 15,119 124,429
Xponential Fitness, Inc. Class A * 12,088 83,649
Yesway, Inc. Class A * 4,490 91,147
Zumiez, Inc. * 3,319 59,078
96,583,862
Consumer, Non-Cyclical - 24.8%
spacing
10X Genomics, Inc. Class A * 33,899 1,299,688
4D Molecular Therapeutics, Inc. * 14,135 187,995
Abeona Therapeutics, Inc. * 11,637 71,917
ABM Industries, Inc. 16,522 730,933
Absci Corp. * 38,133 441,961
Acacia Research Corp. * 9,931 46,278
Acadia Healthcare Co., Inc. * 26,733 789,425
ACADIA Pharmaceuticals, Inc. * 35,624 901,287
Accendra Health, Inc. * 19,798 67,709
ACCO Brands Corp. 29,753 123,772
Accuray, Inc. * 3,162 815
Achieve Life Sciences, Inc. * 22,114 144,404
Aclaris Therapeutics, Inc. * 34,001 179,865
Acme United Corp. 854 40,753
Actuate Therapeutics, Inc. * 202 309
Acumen Pharmaceuticals, Inc. * 13,266 35,420
a Shares Value
AdaptHealth Corp. * 29,612 $ 308,557
Adaptive Biotechnologies Corp. †* 42,902 920,248
ADC Therapeutics SA * (Switzerland)  26,855 28,735
Addus HomeCare Corp. * 5,363 538,821
ADMA Biologics, Inc. * 66,157 553,734
Agenus, Inc. * 11,017 33,712
agilon health, Inc. * 3,600 385,848
Agios Pharmaceuticals, Inc. * 16,932 628,347
AirSculpt Technologies, Inc. * 2,943 13,243
Akebia Therapeutics, Inc. * 66,987 76,365
Aktis Oncology, Inc. †* 6,300 203,049
Alamar Biosciences, Inc. * 3,737 101,235
Alarm.com Holdings, Inc. * 13,761 642,914
Alector, Inc. * 33,431 67,196
Alico, Inc. 1,535 63,503
Alignment Healthcare, Inc. * 50,639 1,205,715
Alkermes PLC * 47,244 2,475,349
Allogene Therapeutics, Inc. * 76,123 158,336
Alpha Teknova, Inc. * 3,752 21,311
Alphatec Holdings, Inc. * 35,573 307,706
Alta Equipment Group, Inc. * 5,874 38,005
Altimmune, Inc. * 57,050 173,432
Alto Neuroscience, Inc. * 7,477 197,318
Alumis, Inc. †* 22,589 635,654
ALX Oncology Holdings, Inc. * 30,600 63,342
American Public Education, Inc. * 5,268 282,892
AMN Healthcare Services, Inc. * 11,336 366,946
Amneal Pharmaceuticals, Inc. * 49,032 848,744
Amphastar Pharmaceuticals, Inc. * 9,203 185,717
Amylyx Pharmaceuticals, Inc. * 26,400 474,144
AN2 Therapeutics, Inc. * 7,333 35,492
AnaptysBio, Inc. * 5,661 382,117
Anavex Life Sciences Corp. * 22,357 57,905
Andersons, Inc. 9,365 640,566
AngioDynamics, Inc. * 10,544 137,177
ANI Pharmaceuticals, Inc. * 5,903 488,650
Anika Therapeutics, Inc. * 3,621 52,975
Annexon, Inc. * 44,683 255,140
Anteris Technologies Global Corp. * 23,522 231,692
Apogee Therapeutics, Inc. * 12,681 1,683,149
Aquestive Therapeutics, Inc. †* 32,656 135,849
Arbutus Biopharma Corp. * 46,010 220,848
Arcturus Therapeutics Holdings, Inc. * 6,940 46,637
Arcus Biosciences, Inc. * 24,735 762,580
Arcutis Biotherapeutics, Inc. * 31,642 829,653
Ardelyx, Inc. †* 69,955 356,770
Ardent Health, Inc. * 5,836 57,426
Arlo Technologies, Inc. * 31,189 420,428
Armata Pharmaceuticals, Inc. * 3,826 24,792
ArriVent Biopharma, Inc. * 10,821 375,922
ARS Pharmaceuticals, Inc. †* 17,600 140,976
Artiva Biotherapeutics, Inc. * (South Korea)  2,737 26,549
Artivion, Inc. * 13,129 295,009
Arvinas, Inc. * 17,935 149,040
Assembly Biosciences, Inc. * 2,793 76,752
Astrana Health, Inc. * 13,111 608,482
AtaiBeckley, Inc. * 91,812 483,849
Atea Pharmaceuticals, Inc. * 17,888 83,179
AtriCure, Inc. * 14,322 400,730
Atrium Therapeutics, Inc. * 3,037 40,848
Aura Biosciences, Inc. * 9,200 65,320
Aurinia Pharmaceuticals, Inc. * (Canada)  34,401 583,785
Avalo Therapeutics, Inc. * 12,083 223,294
Avalyn Pharma, Inc. * 4,851 159,695

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Avanos Medical, Inc. * 13,120 $ 326,426
Aveanna Healthcare Holdings, Inc. * 22,675 194,325
Axogen, Inc. * 15,143 699,455
Azenta, Inc. * 12,111 309,073
B&G Foods, Inc. † 18,936 75,365
Barrett Business Services, Inc. 7,182 255,105
Beam Therapeutics, Inc. * 27,494 943,594
BellRing Brands, Inc. * 34,152 441,927
Benitec Biopharma, Inc. * (Australia)  5,664 75,784
Beta Bionics, Inc. * 11,957 187,366
Bicara Therapeutics, Inc. * 12,675 376,321
BioAge Labs, Inc. * 10,063 246,644
BioCryst Pharmaceuticals, Inc. * 66,606 666,060
Biohaven Ltd. * 38,264 569,368
BioLife Solutions, Inc. * 12,516 353,452
Bioventus, Inc. Class A * 12,302 116,131
Black Diamond Therapeutics, Inc. * 16,658 30,817
Boston Beer Co., Inc. Class A * 2,243 397,078
BRC, Inc. Class A * 28,620 31,768
Bright Minds Biosciences, Inc. * (Canada)  2,235 156,897
BrightSpring Health Services, Inc. * 46,041 3,210,899
BrightView Holdings, Inc. * 20,841 295,317
Brink's Co. 11,665 1,102,226
Brookdale Senior Living, Inc. * 67,001 1,078,046
Butterfly Network, Inc. †* 60,566 509,966
C4 Therapeutics, Inc. * 28,962 135,253
Cabaletta Bio, Inc. * 32,378 100,696
Cadiz, Inc. * 16,945 70,830
Cal-Maine Foods, Inc. 12,341 994,191
CAMP4 Therapeutics Corp. * 7,618 33,291
Candel Therapeutics, Inc. †* 18,123 186,667
Canton Strategic Holdings, Inc. †* 12,518 35,301
Capricor Therapeutics, Inc. †* 15,444 371,892
CapsoVision, Inc. †* 10,955 83,039
CareDx, Inc. * 14,755 420,517
Caribou Biosciences, Inc. * 26,446 46,545
Carriage Services, Inc. 4,189 160,606
Cartesian Therapeutics, Inc. * 4,755 49,547
Cass Information Systems, Inc. 3,798 194,913
Castle Biosciences, Inc. * 8,676 206,923
Catalyst Pharmaceuticals, Inc. * 32,430 1,019,275
CBIZ, Inc. * 14,213 455,953
Celcuity, Inc. †* 10,745 1,124,142
Celldex Therapeutics, Inc. * 22,417 834,137
Century Therapeutics, Inc. †* 34,920 85,554
Ceribell, Inc. * 8,005 155,697
Certara, Inc. * 33,713 220,820
Cerus Corp. * 57,117 166,782
CG oncology, Inc. †* 20,639 1,466,401
Chaince Digital Holdings, Inc. †* (China)  19,093 83,436
Chefs' Warehouse, Inc. * 10,404 999,824
Cimpress PLC * (Ireland)  4,935 501,889
Clarivate PLC * 101,052 218,272
ClearPoint Neuro, Inc. * 8,386 149,606
Climb Bio, Inc. * 10,101 131,717
Clover Health Investments Corp. * 118,753 622,266
Cogent Biosciences, Inc. †* 46,782 1,810,463
Coherus Oncology, Inc. * 45,358 63,501
Collegium Pharmaceutical, Inc. * 9,475 342,995
Community Health Systems, Inc. * 37,728 126,012
Compass Therapeutics, Inc. * 33,831 74,090
Concentra Group Holdings Parent, Inc. 32,588 969,493
CONMED Corp. 8,971 293,621
Context Therapeutics, Inc. * 41,153 22,795
a Shares Value
Contineum Therapeutics, Inc. Class A * 7,623 $ 124,941
Corbus Pharmaceuticals Holdings, Inc. * 4,668 43,786
CoreCivic, Inc. * 28,296 859,632
CorMedix, Inc. †* 21,390 167,911
CorVel Corp. * 8,484 530,420
Corvus Pharmaceuticals, Inc. * 19,493 291,225
Coty, Inc. Class A * 104,453 225,618
Coursera, Inc. * 63,588 358,636
Covista, Inc. * 9,665 1,204,839
CPI Card Group, Inc. * 1,785 37,092
CRA International, Inc. 1,828 260,124
Crescent Biopharma, Inc. †* 6,040 108,720
Crinetics Pharmaceuticals, Inc. †* 28,223 1,056,105
CRISPR Therapeutics AG †* (Switzerland)  25,908 1,413,022
Cross Country Healthcare, Inc. * 8,026 106,023
Cullinan Therapeutics, Inc. * 17,375 316,399
Custom Truck One Source, Inc. * 18,298 216,099
CVRx, Inc. * 2,625 13,492
Cytek Biosciences, Inc. * 31,619 140,072
Cytokinetics, Inc. †* 37,118 3,162,082
CytomX Therapeutics, Inc. * 51,329 192,484
Damora Therapeutics, Inc. †* 15,278 397,381
Definium Therapeutics, Inc. * 37,365 1,757,650
Del Monte Corp. 9,706 270,894
Delcath Systems, Inc. * 8,023 101,010
Deluxe Corp. 13,121 313,329
Denali Therapeutics, Inc. * 42,197 1,085,307
Dentsply Sirona, Inc. 58,998 625,969
Design Therapeutics, Inc. * 9,494 137,378
DiaMedica Therapeutics, Inc. * 9,440 66,458
Dianthus Therapeutics, Inc. †* 13,583 1,324,071
Disc Medicine, Inc. †* 8,115 593,531
Distribution Solutions Group, Inc. * 2,532 69,250
Dlocal Ltd. (Uruguay)  26,687 346,798
Dole PLC 23,641 324,355
Driven Brands Holdings, Inc. * 17,859 248,954
Dyne Therapeutics, Inc. * 37,848 840,604
Edgewell Personal Care Co. 13,610 365,565
Edgewise Therapeutics, Inc. * 19,916 809,187
Editas Medicine, Inc. * 27,860 90,266
Eikon Therapeutics, Inc. †* 6,108 79,709
Electromed, Inc. * 1,789 75,675
Eledon Pharmaceuticals, Inc. * 22,071 86,960
Elicio Operating Co., Inc. †* 6,525 25,513
Embecta Corp. 15,185 49,503
Emerald Holding, Inc. † 3,581 18,048
Emergent BioSolutions, Inc. * 14,702 123,203
Enanta Pharmaceuticals, Inc. * 8,977 130,885
Enliven Therapeutics, Inc. * 12,313 624,885
Ennis, Inc. 7,444 158,185
Enovis Corp. * 16,711 345,918
Entrada Therapeutics, Inc. * 8,152 59,999
Erasca, Inc. †* 56,928 1,042,921
Esperion Therapeutics, Inc. †* 73,025 230,759
Establishment Labs Holdings, Inc. * (Costa
Rica)  7,758 665,714
Eton Pharmaceuticals, Inc. * 7,642 276,640
EVERTEC, Inc. 18,296 508,263
Evolus, Inc. †* 18,429 127,897
Evommune, Inc. * 3,861 51,313
EyePoint, Inc. * 22,276 318,547
Fennec Pharmaceuticals, Inc. * (Canada)  8,270 88,903
First Advantage Corp. * 23,061 416,251
First Tracks Biotherapeutics, Inc. * 6,681 134,422

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
FitLife Brands, Inc. * 275 $ 3,028
Flowers Foods, Inc. 56,247 444,351
Flywire Corp. * 35,007 615,073
Foghorn Therapeutics, Inc. * 10,810 52,753
Forafric Global PLC * (Gibraltar)  571 5,756
Forte Biosciences, Inc. * 5,481 116,471
Fortrea Holdings, Inc. * 27,781 483,389
Franklin Covey Co. * 3,006 73,737
FTAI Infrastructure, Inc. 30,015 139,270
Fulcrum Therapeutics, Inc. * 15,594 57,074
Fulgent Genetics, Inc. * 5,108 104,816
Galectin Therapeutics, Inc. †* 12,613 58,524
GeneDx Holdings Corp. * 5,777 396,591
Generate Biomedicines, Inc. * 6,910 116,572
GEO Group, Inc. * 35,922 1,061,495
Geron Corp. * 162,975 208,608
Ginkgo Bioworks Holdings, Inc. * 13,793 136,689
Glaukos Corp. * 16,223 2,267,326
GPGI, Inc. † 52,201 827,386
Graham Holdings Co. Class B  903 1,030,702
GRAIL, Inc. * 11,467 782,852
Green Dot Corp. Class A * 16,185 218,659
Greenwich Lifesciences, Inc. †* 1,743 40,891
Grocery Outlet Holding Corp. †* 28,070 280,139
Guardian Pharmacy Services, Inc. Class A * 5,100 213,537
Gyre Therapeutics, Inc. * 4,945 32,588
Hackett Group, Inc. 6,475 69,736
Haemonetics Corp. * 13,194 989,550
Harmony Biosciences Holdings, Inc. * 13,016 473,913
Harrow, Inc. †* 9,276 393,952
Healthcare Services Group, Inc. * 20,049 492,403
HealthEquity, Inc. * 23,906 2,159,190
Helen of Troy Ltd. * 6,998 203,432
Herbalife Ltd. * 29,697 390,516
Herc Holdings, Inc. 9,411 1,348,973
Heron Therapeutics, Inc. * 40,509 17,289
Hertz Global Holdings, Inc. †* 37,079 83,984
HF Foods Group, Inc. * 221 312
HireQuest, Inc. 1,321 16,592
Honest Co., Inc. * 25,018 91,566
Huron Consulting Group, Inc. * 4,797 432,498
Hyperfine, Inc. * 21,908 29,576
ICF International, Inc. 5,323 387,834
ICU Medical, Inc. * 6,804 997,466
Ideaya Biosciences, Inc. * 23,984 893,884
Immix Biopharma, Inc. * 11,790 121,555
Immuneering Corp. Class A †* 15,410 76,896
ImmunityBio, Inc. †* 107,304 939,447
Immunome, Inc. †* 30,260 641,209
Immunovant, Inc. * 23,742 914,779
Indivior Pharmaceuticals, Inc. * 33,792 1,386,486
Information Services Group, Inc. 9,851 40,488
InfuSystem Holdings, Inc. * 5,460 52,689
Ingles Markets, Inc. Class A  4,324 383,020
Inhibikase Therapeutics, Inc. * 27,600 56,028
Inhibrx Biosciences, Inc. * 2,741 259,710
Innovage Holding Corp. * 5,223 61,893
Innoviva, Inc. * 21,704 492,898
Inogen, Inc. * 6,640 42,828
Insperity, Inc. † 10,661 440,406
Inspire Medical Systems, Inc. * 8,358 372,850
Integer Holdings Corp. * 9,542 891,700
Integra LifeSciences Holdings Corp. * 19,625 352,465
Intellia Therapeutics, Inc. * 38,852 657,376
a Shares Value
Interparfums, Inc. 5,105 $ 571,045
Invivyd, Inc. * 61,594 53,735
Iovance Biotherapeutics, Inc. * 114,090 474,614
iRadimed Corp. 2,382 227,624
IRhythm Holdings, Inc. * 9,091 1,081,374
Ironwood Pharmaceuticals, Inc. * 43,136 181,603
Ispire Technology, Inc. * 381 427
J&J Snack Foods Corp. 4,447 326,632
Jade Biosciences, Inc. †* 9,618 213,712
Janux Therapeutics, Inc. * 12,396 190,403
John B Sanfilippo & Son, Inc. 2,326 200,013
John Wiley & Sons, Inc. Class A  11,434 554,663
Kailera Therapeutics, Inc. †* 13,191 290,598
Karyopharm Therapeutics, Inc. * 5,505 53,784
Kelly Services, Inc. Class A  8,102 99,493
Keros Therapeutics, Inc. * 5,108 54,656
Kestra Medical Technologies Ltd. * 8,212 208,913
Kforce, Inc. 4,861 228,078
KinderCare Learning Cos., Inc. * 7,293 30,995
Kiniksa Pharmaceuticals International PLC * 12,117 774,882
Kodiak Sciences, Inc. †* 11,345 442,001
Korn Ferry 14,762 982,854
Korro Bio, Inc. * 3,437 45,300
KORU Medical Systems, Inc. * 10,668 44,806
Krystal Biotech, Inc. * 7,333 2,725,456
Kura Oncology, Inc. * 24,436 268,063
Kymera Therapeutics, Inc. * 17,594 2,017,504
Kyverna Therapeutics, Inc. * 12,058 107,437
Lantheus Holdings, Inc. * 18,382 2,039,299
Larimar Therapeutics, Inc. * 19,794 60,372
Laureate Education, Inc. * 34,601 1,256,708
LB Pharmaceuticals, Inc. * 6,393 207,485
Legalzoom.com, Inc. * 34,546 211,767
Legence Corp. Class A * 16,530 1,408,852
LeMaitre Vascular, Inc. 6,252 599,942
LENSAR, Inc. * 97 554
LENZ Therapeutics, Inc. * 4,211 23,918
Lexeo Therapeutics, Inc. * 21,714 101,079
Lexicon Pharmaceuticals, Inc. * 70,809 169,942
Lifecore Biomedical, Inc. * 6,103 32,041
LifeMD, Inc. * 10,237 42,279
LifeStance Health Group, Inc. * 55,144 590,592
Lifeway Foods, Inc. * 1,536 45,834
Ligand Pharmaceuticals, Inc. * 5,641 1,783,064
Limoneira Co. 4,181 54,897
Lincoln Educational Services Corp. * 8,729 435,577
Lineage Cell Therapeutics, Inc. * 51,282 67,179
Liquidia Corp. * 19,848 1,582,481
LivaNova PLC * 15,664 1,288,051
Lucid Diagnostics, Inc. * 43,087 46,103
Lumexa Imaging Holdings, Inc. * 6,414 72,350
Lyell Immunopharma, Inc. * 2,716 38,160
MacroGenics, Inc. * 17,851 82,472
Mama's Creations, Inc. * 10,826 193,244
MannKind Corp. * 87,886 374,394
ManpowerGroup, Inc. 13,569 458,225
MapLight Therapeutics, Inc. * 3,036 108,810
Maravai LifeSciences Holdings, Inc. Class A * 33,699 210,282
MarketWise, Inc. 678 12,096
Marqeta, Inc. Class A * 103,907 421,862
Marzetti Co. 5,455 622,743
Matthews International Corp. Class A  9,024 242,926
Maze Therapeutics, Inc. * 10,131 302,309
MBX Biosciences, Inc. * 8,913 491,998

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
MediWound Ltd. †* (Israel)  2,297 $ 33,766
MeiraGTx Holdings PLC * 16,996 229,616
Merit Medical Systems, Inc. * 16,265 1,127,815
MGP Ingredients, Inc. 3,686 64,579
MiMedx Group, Inc. * 30,988 119,304
Mineralys Therapeutics, Inc. * 16,493 444,981
Minerva Neurosciences, Inc. †* 9,204 51,082
MiniMed Group, Inc. * 8,428 125,999
Mirum Pharmaceuticals, Inc. †* 13,288 1,555,626
Mission Produce, Inc. * 15,033 177,239
Monopar Therapeutics, Inc. * 1,184 109,627
Monro, Inc. 7,748 132,568
Monte Rosa Therapeutics, Inc. * 21,270 514,734
Myriad Genetics, Inc. * 29,084 166,070
Nathan's Famous, Inc. 756 76,810
National Beverage Corp. * 7,045 219,804
National HealthCare Corp. 3,753 793,234
Natural Grocers by Vitamin Cottage, Inc.
Class C  3,450 107,019
Nature's Sunshine Products, Inc. * 4,482 97,708
Nautilus Biotechnology, Inc. SPAC * 14,036 26,247
Nektar Therapeutics * 9,905 691,468
Neogen Corp. * 63,620 571,944
NeoGenomics, Inc. * 37,860 552,377
Neumora Therapeutics, Inc. * 29,248 49,722
Neurogene, Inc. * 3,044 95,734
NeuroPace, Inc. * 8,141 129,360
Niagen Bioscience, Inc. * 13,975 44,580
Nkarta, Inc. * 15,785 44,672
Novavax, Inc. †* 44,002 414,499
Novocure Ltd. * 30,769 466,150
NPK International, Inc. * 23,451 373,105
NRC Health 3,601 77,674
Nurix Therapeutics, Inc. * 27,522 667,684
Nuvalent, Inc. Class A * 15,075 1,861,763
Nuvation Bio, Inc. * 72,258 410,425
Nuvectis Pharma, Inc. †* 4,805 88,364
Ocugen, Inc. * 97,353 148,950
Ocular Therapeutix, Inc. * 59,054 579,910
Oddity Tech Ltd. Class A †* (Israel)  11,649 176,249
Olaplex Holdings, Inc. * 41,466 85,005
Olema Pharmaceuticals, Inc. * 22,607 282,814
Omeros Corp. †* 20,697 196,828
OmniAb, Inc. * 25,109 61,768
Omnicell, Inc. * 13,153 546,113
Once Upon a Farm PBC * 3,582 73,359
Oncology Institute, Inc. * 23,388 126,997
OnKure Therapeutics, Inc. Class A * 6,886 31,400
OPKO Health, Inc. * 117,293 175,939
Option Care Health, Inc. * 44,543 934,067
Opus Genetics, Inc. * 15,485 63,643
Oramed Pharmaceuticals, Inc. (Israel)  9,583 46,094
OraSure Technologies, Inc. * 20,519 91,515
Orchestra BioMed Holdings, Inc. * 10,963 47,305
Organogenesis Holdings, Inc. * 22,604 54,928
ORIC Pharmaceuticals, Inc. * 21,428 232,065
Orthofix Medical, Inc. * 10,313 94,261
OrthoPediatrics Corp. * 5,507 105,349
Oruka Therapeutics, Inc. †* 14,455 1,375,682
Oscar Health, Inc. Class A * 68,050 1,940,786
Ovid therapeutics, Inc. * 43,584 117,241
Pacific Biosciences of California, Inc. * 70,790 118,927
Pacira BioSciences, Inc. * 11,728 297,539
PACS Group, Inc. * 13,423 572,357
a Shares Value
Palisade Bio, Inc. * 42,319 $ 88,447
Palvella Therapeutics, Inc. * 3,154 481,994
Paymentus Holdings, Inc. Class A * 17,392 420,191
Payoneer Global, Inc. * 77,141 549,244
Paysafe Ltd. * 9,404 70,248
Pediatrix Medical Group, Inc. * 24,003 607,996
Pennant Group, Inc. * 9,816 362,701
Perdoceo Education Corp. 16,566 530,112
Perrigo Co. PLC † 40,643 422,281
Personalis, Inc. * 19,521 261,581
Perspective Therapeutics, Inc. * 29,450 100,424
Phathom Pharmaceuticals, Inc. * 12,826 139,162
Phibro Animal Health Corp. Class A  6,142 192,859
Praxis Precision Medicines, Inc. * 7,213 2,414,840
Precigen, Inc. * 55,466 316,156
Precision BioSciences, Inc. * 6,699 52,654
Prelude Therapeutics, Inc. * 7,839 41,782
Prestige Consumer Healthcare, Inc. * 12,893 609,452
Prime Medicine, Inc. * 25,495 94,077
Priority Technology Holdings, Inc. * 11,047 73,683
Privia Health Group, Inc. * 32,491 835,993
Procept Biorobotics Corp. †* 16,177 365,277
PROG Holdings, Inc. 11,661 543,519
Progyny, Inc. * 19,693 567,749
ProKidney Corp. * 21,066 42,975
Protagonist Therapeutics, Inc. * 17,294 2,119,899
Protalix BioTherapeutics, Inc. * 18,218 42,448
Protara Therapeutics, Inc. * 13,318 50,875
Prothena Corp. PLC * (Ireland)  13,547 132,625
PTC Therapeutics, Inc. * 23,303 1,900,826
Public Policy Holding Co., Inc. ~ 1,757 13,019
Pulse Biosciences, Inc. †* 4,917 136,348
Puma Biotechnology, Inc. * 12,338 100,061
Quad/Graphics, Inc. 10,477 88,321
Quanex Building Products Corp. 12,562 233,904
Quanterix Corp. * 11,919 51,490
QuidelOrtho Corp. * 20,456 358,287
RadNet, Inc. * 19,805 1,221,374
Rapport Therapeutics, Inc. * 8,795 366,488
RCM Technologies, Inc. * 1,250 35,288
Recursion Pharmaceuticals, Inc. Class A †* 146,915 539,178
REGENXBIO, Inc. * 13,433 160,927
Relay Therapeutics, Inc. †* 46,441 868,911
Relmada Therapeutics, Inc. †* 27,096 187,504
Remitly Global, Inc. * 44,163 989,693
Repay Holdings Corp. * 20,224 84,941
Replimune Group, Inc. * 22,765 252,009
Rezolute, Inc. * 20,410 106,132
Rhythm Pharmaceuticals, Inc. * 15,449 1,715,302
Rigel Pharmaceuticals, Inc. * 5,428 212,343
Rocket Pharmaceuticals, Inc. * 21,789 74,518
RxSight, Inc. * 9,397 45,294
SAB Biotherapeutics, Inc. †* 12,105 47,209
Sagimet Biosciences, Inc. Class A * 16,793 129,810
Sana Biotechnology, Inc. * 52,883 184,562
Sanara Medtech, Inc. * 878 20,712
Sarepta Therapeutics, Inc. * 29,863 536,638
Savara, Inc. * 43,782 269,697
SBC Medical Group Holdings, Inc. †* 5,431 16,727
Scholar Rock Holding Corp. †* 31,295 1,721,225
Select Medical Holdings Corp. 27,771 458,499
SELLAS Life Sciences Group, Inc. †* 54,222 800,317
Seneca Foods Corp. Class A * 1,253 217,947
Senseonics Holdings, Inc. * 11,211 63,678

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Septerna, Inc. * 6,023 $ 201,710
Sezzle, Inc. * 4,573 784,864
Shattuck Labs, Inc. †* 17,649 122,484
Shoulder Innovations, Inc. * 2,915 59,116
SI-BONE, Inc. * 12,601 205,648
SIGA Technologies, Inc. 10,492 38,191
Simply Good Foods Co. * 24,635 327,153
Sionna Therapeutics, Inc. †* 5,321 234,071
Solesence, Inc. * 878 645
Solid Biosciences, Inc. †* 22,594 225,714
Sonida Senior Living, Inc. * 8,129 331,663
Spectrum Brands Holdings, Inc. 6,399 548,714
Spire Global, Inc. †* 8,838 164,387
Spruce Biosciences, Inc. * 768 41,472
SpyGlass Pharma, Inc. * 3,106 69,140
Spyre Therapeutics, Inc. †* 20,896 1,855,147
STAAR Surgical Co. * 9,895 283,888
Stereotaxis, Inc. * 16,233 27,921
Stoke Therapeutics, Inc. * 15,824 517,761
StoneCo Ltd. Class A (Brazil)  66,269 718,356
Strata Critical Medical, Inc. * 20,884 110,059
Strategic Education, Inc. 6,601 505,769
Stride, Inc. * 11,852 1,022,116
Supernus Pharmaceuticals, Inc. * 16,070 747,416
Surgery Partners, Inc. * 23,083 387,794
Surrozen, Inc. * 1,905 49,435
Sutro Biopharma, Inc. * 4,574 151,857
Syndax Pharmaceuticals, Inc. †* 25,487 557,146
Tactile Systems Technology, Inc. * 6,717 200,032
Tandem Diabetes Care, Inc. * 20,078 302,977
Tango Therapeutics, Inc. †* 40,157 1,255,308
Target Hospitality Corp. * 11,807 240,391
Tarsus Pharmaceuticals, Inc. * 12,003 755,469
Taysha Gene Therapies, Inc. †* 68,806 468,569
Tectonic Therapeutic, Inc. * 2,888 99,275
Tejon Ranch Co. * 5,981 111,845
Teladoc Health, Inc. * 52,561 445,717
Tenax Therapeutics, Inc. * 7,175 104,396
TG Therapeutics, Inc. †* 40,991 2,252,046
Theravance Biopharma, Inc. * 10,711 182,087
Third Harmonic Bio, Inc. * ± Ω 5,379 –
TIC Solutions, Inc. * 48,824 394,986
Tonix Pharmaceuticals Holding Corp. * 3,255 41,534
Transcat, Inc. * 2,486 230,626
TransMedics Group, Inc. * 9,507 631,455
Travere Therapeutics, Inc. * 25,091 1,425,420
Trevi Therapeutics, Inc. †* 30,779 574,028
TriNet Group, Inc. 7,668 379,489
TriSalus Life Sciences, Inc. * 14,339 65,242
TrueBlue, Inc. * 7,218 50,309
Turning Point Brands, Inc. 5,470 463,911
Twist Bioscience Corp. * 17,440 1,794,227
Tyra Biosciences, Inc. * 10,597 338,468
U.S. Physical Therapy, Inc. 4,383 301,024
UFP Technologies, Inc. * 2,188 580,104
Ultragenyx Pharmaceutical, Inc. * 27,657 923,467
Unicycive Therapeutics, Inc. * 6,866 32,202
United Natural Foods, Inc. * 17,060 779,130
Universal Corp. 7,484 390,440
Universal Technical Institute, Inc. * 13,817 590,953
Upbound Group, Inc. 16,363 347,223
Upstream Bio, Inc. * 8,389 58,052
UroGen Pharma Ltd. †* 12,201 448,997
USANA Health Sciences, Inc. * 2,847 60,783
a Shares Value
USCB Financial Holdings, Inc. 3,916 $ 80,121
Utah Medical Products, Inc. 633 43,664
Utz Brands, Inc. 19,269 148,371
Vanda Pharmaceuticals, Inc. * 13,207 80,827
Varex Imaging Corp. * 13,107 136,706
Vaxcyte, Inc. * 37,712 2,192,199
Vera Therapeutics, Inc. * 18,351 787,441
Veracyte, Inc. * 22,686 1,332,349
VeraDermics, Inc. * 6,256 769,113
Verastem, Inc. * 22,930 87,593
Vericel Corp. * 14,701 654,047
Verra Mobility Corp. * 42,267 179,635
Vestis Corp. * 26,907 390,690
Viemed Healthcare, Inc. * 10,554 120,316
Village Super Market, Inc. Class A  2,948 124,347
Vir Biotechnology, Inc. * 35,332 360,033
Viridian Therapeutics, Inc. * 25,885 475,507
Vita Coco Co., Inc. * 13,798 912,600
Vital Farms, Inc. * 9,165 106,589
Vor BioPharma, Inc. * 11,161 205,474
Voyager Therapeutics, Inc. * 17,805 62,317
WaVe Life Sciences Ltd. * 40,876 237,490
WD-40 Co. 3,919 954,825
Weis Markets, Inc. 3,394 265,784
Westrock Coffee Co. †* 9,330 75,666
Whitehawk Therapeutics, Inc. * 9,220 42,228
Willdan Group, Inc. * 4,223 334,039
X4 Pharmaceuticals, Inc. * 23,222 108,447
Xencor, Inc. * 20,097 323,562
Xenon Pharmaceuticals, Inc. †* (Canada)  27,466 1,657,848
Xeris Biopharma Holdings, Inc. * 49,062 388,571
XOMA Royalty Corp. * 2,529 107,482
Zenas Biopharma, Inc. †* 8,159 207,075
Zentalis Pharmaceuticals, Inc. * 14,364 69,665
Zevra Therapeutics, Inc. * 16,742 240,080
Zura Bio Ltd. * (United Kingdom)  16,721 98,654
Zymeworks, Inc. * 12,294 321,365
227,390,699
Energy - 5.5%
spacing
Aemetis, Inc. * 18,044 29,592
Alpha Metallurgical Resources, Inc. * 2,996 494,160
Alto Ingredients, Inc. * 21,327 121,564
American Resources Corp. * 26,208 56,347
Amplify Energy Corp. * 10,768 42,857
Archrock, Inc. 49,287 2,006,474
ARKO Petroleum Corp. 3,431 64,674
Array Technologies, Inc. †* 40,072 296,934
ASP Isotopes, Inc. †* 33,550 208,681
Atlas Energy Solutions, Inc. † 23,897 396,929
BKV Corp. * (Thailand)  9,306 254,612
Borr Drilling Ltd. * (Mexico)  64,819 267,703
Bristow Group, Inc. 7,594 313,784
California Resources Corp. 20,611 1,089,704
Canadian Solar, Inc. †* (Canada)  14,227 227,917
Civeo Corp. * 2,991 104,685
CNX Resources Corp. * 38,937 1,321,132
Comstock Resources, Inc. * 20,801 310,351
Comstock, Inc. * 20,524 85,380
Core Laboratories, Inc. 12,199 142,118
Core Natural Resources, Inc. 14,281 1,142,766
Crescent Energy Co. Class A  71,971 706,755
CVR Energy, Inc. 8,260 227,480
Delek U.S. Holdings, Inc. 17,016 864,583

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Diversified Energy Co. 20,248 $ 280,637
DNOW, Inc. * 53,852 698,460
Energy Vault Holdings, Inc. * 40,017 188,480
Eos Energy Enterprises, Inc. †* 98,966 581,920
Epsilon Energy Ltd. 4,239 22,933
Evolution Petroleum Corp. 7,880 28,998
Excelerate Energy, Inc. Class A  7,053 267,943
Expro Group Holdings NV * 23,817 351,777
Flotek Industries, Inc. * 3,853 90,623
Flowco Holdings, Inc. Class A  10,221 218,116
Fluence Energy, Inc. * 25,308 503,123
Forum Energy Technologies, Inc. * 3,160 158,727
FuelCell Energy, Inc. * 15,637 563,088
FutureFuel Corp. 7,097 32,078
Gevo, Inc. * 59,860 89,790
Golar LNG Ltd. †(Cameroon)  27,659 1,378,525
Granite Ridge Resources, Inc. 14,859 65,528
Green Plains, Inc. * 20,145 309,830
Gulfport Energy Corp. * 4,573 776,038
Hallador Energy Co. * 10,194 177,274
Helix Energy Solutions Group, Inc. * 40,624 355,054
Helmerich & Payne, Inc. 27,244 891,969
HighPeak Energy, Inc. † 6,100 42,639
HMH Holding, Inc. Class A * 2,935 55,002
Infinity Natural Resources, Inc. Class A * 3,983 50,584
Innovex International, Inc. * 13,013 322,722
Kinetik Holdings, Inc. 14,813 716,060
Kodiak Gas Services, Inc. 28,558 2,145,563
Kolibri Global Energy, Inc. * (Canada)  9,189 45,761
Kosmos Energy Ltd. †* (Ghana)  170,662 360,097
Liberty Energy, Inc. 45,392 1,188,817
Magnolia Oil & Gas Corp. Class A  52,503 1,343,027
Matrix Service Co. * 7,719 105,750
Montauk Renewables, Inc. * 18,769 29,280
Murphy Oil Corp. 39,333 1,280,683
Nabors Industries Ltd. * 4,171 350,406
NACCO Industries, Inc. Class A  1,080 54,054
National Energy Services Reunited Corp. * 17,509 524,044
Natural Gas Services Group, Inc. 3,531 152,327
NextDecade Corp. †* 48,945 369,045
Noble Corp. PLC 36,200 1,350,260
Northern Oil & Gas, Inc. 28,479 516,894
Oceaneering International, Inc. * 28,276 1,145,744
Oil States International, Inc. * 14,509 116,217
Par Pacific Holdings, Inc. * 13,720 769,418
Patterson-UTI Energy, Inc. 97,969 899,355
PBF Energy, Inc. Class A  27,822 1,266,457
Peabody Energy Corp. 34,545 798,680
Plug Power, Inc. †* 381,246 1,033,177
PrimeEnergy Resources Corp. * 145 24,199
ProFrac Holding Corp. Class A * 8,310 48,281
ProPetro Holding Corp. * 28,801 413,006
Ramaco Resources, Inc. Class A * 12,699 168,008
Ramaco Resources, Inc. Class B * 2,856 24,419
Ranger Energy Services, Inc. Class A  5,945 95,179
REX American Resources Corp. * 8,489 383,278
Riley Exploration Permian, Inc. 4,151 136,817
Ring Energy, Inc. * 53,067 57,312
RPC, Inc. 29,207 170,277
Sable Offshore Corp. †* 38,486 118,537
SandRidge Energy, Inc. 10,053 137,726
SEACOR Marine Holdings, Inc. * 4,633 35,442
Seadrill Ltd. * (Norway)  18,224 689,232
Select Water Solutions, Inc. 32,669 652,727
a Shares Value
Shoals Technologies Group, Inc. Class A * 49,074 $ 485,833
SM Energy Co. 68,781 1,795,184
Smart Sand, Inc. 8,834 44,258
Solaris Energy Infrastructure, Inc. 14,973 1,204,728
Summit Midstream Corp. * 2,495 71,058
SunCoke Energy, Inc. 25,275 203,464
Sunrun, Inc. * 65,320 873,982
T1 Energy, Inc. †* (Norway)  49,238 466,776
Talos Energy, Inc. * 36,751 474,455
TETRA Technologies, Inc. * 37,345 423,119
Tidewater, Inc. * 13,966 930,555
Tigo Energy, Inc. * 11,573 26,965
Toyo Co. Ltd. †* (Japan)  2,356 16,374
Transocean Ltd. * 275,963 1,349,459
VAALCO Energy, Inc. 31,347 159,243
Valaris Ltd. * 16,231 1,178,371
Verde Clean Fuels, Inc. * 159 162
Vitesse Energy, Inc. † 9,426 148,648
W&T Offshore, Inc. 26,922 84,804
Warrior Met Coal, Inc. 14,939 1,212,449
50,144,483
Financial - 24.3%
spacing
1st Source Corp. 5,573 454,645
Abacus Global Management, Inc. † 7,875 84,341
Acadia Realty Trust REIT 37,573 785,651
Acadian Asset Management, Inc. 7,855 561,790
Accelerant Holdings Class A * (Cayman)  17,616 206,460
ACNB Corp. 3,212 190,729
ACRES Commercial Realty Corp. REIT * 1,696 30,172
Adamas Trust, Inc. REIT 20,561 192,862
AGNT, Inc. 29,162 157,766
AH Realty Trust, Inc. REIT 23,965 169,672
Alerus Financial Corp. 7,270 226,097
Alexander's, Inc. REIT 644 177,461
Alpine Income Property Trust, Inc. REIT 3,888 80,715
AlTi Global, Inc. * 9,827 35,475
Amalgamated Financial Corp. 4,663 214,032
Amerant Bancorp, Inc. 10,474 267,296
American Assets Trust, Inc. REIT 14,334 353,906
American Coastal Insurance Corp. Class C  9,735 108,058
American Integrity Insurance Group, Inc. 3,240 61,009
American Realty Investors, Inc. * 308 6,859
Ameris Bancorp 18,362 1,657,354
AMERISAFE, Inc. 6,218 210,355
Ames National Corp. 2,809 83,174
Angel Oak Mortgage REIT, Inc. 6,800 61,744
Apollo Commercial Real Estate Finance, Inc.
REIT † 38,862 415,046
Apple Hospitality REIT, Inc. 63,463 1,066,813
Arbor Realty Trust, Inc. REIT † 44,628 241,884
ARES Commercial Real Estate Corp. REIT 13,799 62,095
ARMOUR Residential REIT, Inc. † 34,232 597,348
Arrow Financial Corp. 5,201 213,189
Artisan Partners Asset Management, Inc.
Class A  18,523 639,599
Associated Banc-Corp. 44,595 1,372,188
Ategrity Specialty Holdings LLC * 2,407 57,864
Atlantic Union Bankshares Corp. 41,471 1,754,638
Atlanticus Holdings Corp. * 1,496 152,966
Avidbank Holdings, Inc. * 2,489 82,212
Avidia Bancorp, Inc. 5,215 109,463
Axos Financial, Inc. * 14,695 1,431,146
Bakkt, Inc. * 9,275 72,438

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Baldwin Insurance Group, Inc. * 28,268 $ 751,363
Banc of California, Inc. 38,058 777,525
BancFirst Corp. 6,051 672,448
Bancorp, Inc. * 10,784 675,510
Bank First Corp. † 2,995 444,308
Bank of Hawaii Corp. 10,188 830,220
Bank of Marin Bancorp 5,047 139,802
Bank of NT Butterfield & Son Ltd. (Bermuda)  12,138 722,211
Bank7 Corp. 1,308 64,027
BankUnited, Inc. 19,541 946,761
Bankwell Financial Group, Inc. 1,898 111,508
Banner Corp. 9,009 598,558
Bar Harbor Bankshares 5,436 205,263
BayCom Corp. 3,412 112,255
BCB Bancorp, Inc. 4,808 51,542
Beacon Financial Corp. 22,456 683,785
Better Home & Finance Holding Co. †* 2,364 65,010
BGC Group, Inc. Class A  106,700 1,140,623
Bit Digital, Inc. †* 96,520 173,736
Bitdeer Technologies Group Class A †* 37,540 595,760
Blackstone Mortgage Trust, Inc. Class A REIT † 44,206 749,292
Bladex, Inc. (Panama)  8,770 539,092
Blue Ridge Bankshares, Inc. 16,423 57,973
Bowhead Specialty Holdings, Inc. * 5,007 149,860
Braemar Hotels & Resorts, Inc. REIT 18,208 39,329
Brandywine Realty Trust REIT 50,535 160,196
BRC Group Holdings, Inc. * 7,164 57,599
Bread Financial Holdings, Inc. 6,617 716,952
Bridgewater Bancshares, Inc. * 5,312 111,764
BrightSpire Capital, Inc. REIT 33,662 183,458
Broadstone Net Lease, Inc. REIT 54,812 1,132,964
Brookfield Business Corp. Class A (Canada)  19,841 592,254
BRT Apartments Corp. REIT 2,492 38,302
Burford Capital Ltd. 60,196 246,804
Burke & Herbert Financial Services Corp. 4,792 344,353
Business First Bancshares, Inc. 7,517 230,997
BV Financial, Inc. * 2,179 46,151
Byline Bancorp, Inc. 7,131 268,553
C&F Financial Corp. 818 65,440
California BanCorp 7,865 163,907
Camden National Corp. 5,283 286,444
Cannae Holdings, Inc. 12,054 173,578
Capital Bancorp, Inc. 3,165 111,155
Capital City Bank Group, Inc. 4,362 215,570
Capitol Federal Financial, Inc. 35,268 300,131
CareTrust REIT, Inc. 64,165 2,589,058
Carter Bankshares, Inc. 6,771 230,282
Cathay General Bancorp 18,494 1,146,443
CB Financial Services, Inc. 1,217 46,124
CBL & Associates Properties, Inc. REIT 5,609 297,782
Centerspace REIT 4,977 279,658
Central Pacific Financial Corp. 6,696 255,787
CF Bankshares, Inc. 1,757 57,577
Chain Bridge Bancorp, Inc. Class A * 808 33,976
Chatham Lodging Trust REIT 12,606 166,777
Chemung Financial Corp. 1,190 88,750
Chicago Atlantic Real Estate Finance, Inc. REIT 6,981 74,836
Chimera Investment Corp. REIT 24,678 329,205
Chiron Real Estate, Inc. REIT 3,809 142,914
ChoiceOne Financial Services, Inc. 4,671 158,814
Cipher Digital, Inc. †* 95,420 2,337,790
Citizens & Northern Corp. 5,653 131,771
Citizens Community Bancorp, Inc. 3,571 83,526
Citizens Financial Services, Inc. 1,214 87,942
a Shares Value
Citizens, Inc. †* 16,530 $ 94,882
City Holding Co. 4,061 538,651
Civista Bancshares, Inc. 6,521 184,023
Claros Mortgage Trust, Inc. REIT * 22,842 53,679
Cleanspark, Inc. * 70,573 1,026,837
CNB Financial Corp. 9,043 304,840
CNO Financial Group, Inc. 26,959 1,374,370
Coastal Financial Corp. * 3,869 299,886
CoastalSouth Bancshares, Inc. 1,998 53,646
Cohen & Steers, Inc. 8,017 610,414
Colony Bankcorp, Inc. 6,703 134,663
Columbia Financial, Inc. * 6,916 146,758
Commercial Bancgroup, Inc. 2,871 92,705
Community Bancorp/VT † 1,429 55,874
Community Financial System, Inc. 13,565 910,483
Community Healthcare Trust, Inc. REIT 7,741 141,505
Community Trust Bancorp, Inc. 5,033 364,188
Community West Bancshares 7,919 212,704
Compass Diversified Holdings * 20,263 216,004
Compass, Inc. Class A * 202,603 2,498,095
ConnectOne Bancorp, Inc. 13,278 444,016
Consumer Portfolio Services, Inc. * 2,941 28,219
COPT Defense Properties REIT 33,039 1,202,289
Core Scientific, Inc. * 88,036 2,252,841
Crawford & Co. Class A  7,096 79,972
CTO Realty Growth, Inc. REIT 9,504 204,431
Curbline Properties Corp. REIT 28,389 863,026
Cushman & Wakefield Ltd. * 63,919 855,875
Customers Bancorp, Inc. * 8,968 709,369
CVB Financial Corp. 46,945 1,058,610
Dave, Inc. * 2,875 1,071,196
DiamondRock Hospitality Co. REIT † 59,444 724,028
DigitalBridge Group, Inc. 50,008 789,126
Dime Commercial Bancshares, Inc. 11,804 479,833
Diversified Healthcare Trust REIT 64,531 600,138
Donegal Group, Inc. Class A  6,611 124,683
Douglas Elliman, Inc. * 19,485 34,488
Douglas Emmett, Inc. REIT † 34,514 407,265
Dynex Capital, Inc. REIT † 64,547 846,211
Eagle Bancorp Montana, Inc. 3,072 73,513
Eagle Bancorp, Inc. 8,444 239,725
Eagle Financial Services, Inc. 1,662 68,907
Easterly Government Properties, Inc. REIT 13,193 328,901
Eastern Bankshares, Inc. 59,115 1,314,718
ECB Bancorp, Inc. * 1,588 31,887
Ellington Financial, Inc. REIT 35,053 477,071
Empire State Realty Trust, Inc. Class A REIT 43,434 234,978
Employers Holdings, Inc. 4,681 236,297
Enact Holdings, Inc. 8,233 376,330
Encore Capital Group, Inc. * 6,157 574,387
Enova International, Inc. * 6,903 1,661,759
Enterprise Financial Services Corp. 11,155 734,891
Equity Bancshares, Inc. Class A  5,167 253,131
Esquire Financial Holdings, Inc. 1,949 232,145
Essent Group Ltd. 26,058 1,675,008
Essential Properties Realty Trust, Inc. REIT 62,582 1,868,073
Exzeo Group, Inc. * 1,965 33,150
F&G Annuities & Life, Inc. 9,761 259,545
Farmers & Merchants Bancorp, Inc. 4,431 135,500
Farmers National Banc Corp. 18,429 269,063
Farmland Partners, Inc. REIT 12,723 123,159
FB Bancorp, Inc. * 4,941 74,411
FB Financial Corp. 12,284 679,919
Federal Agricultural Mortgage Corp. Class C  2,785 554,967

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Fidelity D&D Bancorp, Inc. 1,217 $ 62,578
Finance of America Cos., Inc. Class A * 1,233 33,932
Financial Institutions, Inc. 6,322 246,368
Finwise Bancorp * 2,221 32,205
First BanCorp 43,185 1,125,833
First Bancorp, Inc. 3,457 120,373
First Bancorp/Southern Pines NC 11,757 751,625
First Bank 6,864 121,699
First Busey Corp. 23,070 680,565
First Business Financial Services, Inc. 2,691 169,990
First Capital, Inc. 1,163 75,176
First Commonwealth Financial Corp. 29,579 601,341
First Community Bankshares, Inc. 4,913 218,235
First Community Corp. 2,806 91,700
First Financial Bancorp 29,104 984,588
First Financial Bankshares, Inc. 38,052 1,316,599
First Financial Corp. 3,713 287,535
First Guaranty Bancshares, Inc. † 2,562 25,799
First Internet Bancorp 1,971 54,794
First Interstate BancSystem, Inc. Class A  26,367 1,016,712
First Merchants Corp. 18,339 801,231
First Mid Bancshares, Inc. 7,435 357,549
First National Corp. 2,825 84,807
First Northern Community Bancorp * 4,345 77,949
First United Corp. 1,630 71,899
First Western Financial, Inc. * 2,975 95,527
Firstsun Capital Bancorp * 7,345 284,839
Five Star Bancorp 4,918 239,457
Flagstar Bank NA 87,268 1,303,784
Four Corners Property Trust, Inc. REIT 29,922 734,585
Franklin BSP Realty Trust, Inc. REIT 20,543 167,220
Franklin Financial Services Corp. 1,078 67,483
FrontView REIT, Inc. 4,714 95,364
FRP Holdings, Inc. * 2,736 68,373
FS Bancorp, Inc. 2,025 87,885
Fulton Financial Corp. 52,233 1,263,516
FVCBankcorp, Inc. 5,339 93,433
GBank Financial Holdings, Inc. †* 2,426 73,532
GCM Grosvenor, Inc. Class A  17,968 221,006
Genworth Financial, Inc. * 103,663 981,689
German American Bancorp, Inc. 10,498 498,235
Getty Realty Corp. REIT 16,972 566,186
Glacier Bancorp, Inc. † 37,708 1,944,979
Gladstone Commercial Corp. REIT 12,521 154,008
Gladstone Land Corp. REIT † 12,593 107,418
Global Net Lease, Inc. REIT 55,842 499,227
Goosehead Insurance, Inc. Class A * 6,851 332,274
Great Southern Bancorp, Inc. 2,492 195,398
Greene County Bancorp, Inc. 1,909 64,123
Greenlight Capital Re Ltd. Class A * 7,418 120,023
HA Sustainable Infrastructure Capital, Inc. † 36,135 1,411,072
Hamilton Insurance Group Ltd.
Class B (Bermuda)  14,488 491,723
Hancock Whitney Corp. 24,754 1,849,619
Hanmi Financial Corp. 7,807 252,947
Hanover Bancorp, Inc. 1,142 26,631
Happen, Inc. * 31,996 663,597
Hawthorn Bancshares, Inc. 1,511 59,382
HBT Financial, Inc. 5,157 164,972
HCI Group, Inc. 3,312 580,428
Heritage Financial Corp. 8,789 260,330
Heritage Insurance Holdings, Inc. * 7,557 197,087
Highwoods Properties, Inc. REIT 32,091 967,865
Hilltop Holdings, Inc. 11,533 447,250
a Shares Value
Hingham Institution For Savings 444 $ 136,375
Hippo Holdings, Inc. * 5,940 167,864
Home Bancorp, Inc. 2,266 155,266
Home BancShares, Inc. 56,312 1,607,708
HomeTrust Bancshares, Inc. 3,674 183,296
Hope Bancorp, Inc. 35,959 491,919
Horace Mann Educators Corp. 11,337 585,556
Horizon Bancorp, Inc. 15,643 312,547
Hudson Pacific Properties, Inc. REIT * 15,887 241,324
Hut 8 Corp. * 29,064 3,355,293
Hyperliquid Strategies, Inc. †* 36,578 287,869
Independence Realty Trust, Inc. REIT 65,725 1,096,950
Independent Bank Corp. (IBCP US) 5,232 188,718
Independent Bank Corp. (INDB US) 13,214 1,106,276
Industrial Logistics Properties Trust REIT 14,727 130,628
Innovative Industrial Properties, Inc. REIT 8,418 521,748
Innventure, Inc. * 18,005 91,285
International Bancshares Corp. 16,047 1,218,770
International Money Express, Inc. * 8,793 127,059
InvenTrust Properties Corp. REIT 20,523 726,514
Invesco Mortgage Capital, Inc. REIT † 28,588 225,845
Investar Holding Corp. 4,031 120,769
Investors Title Co. 474 129,724
Isabella Bank Corp. † 1,977 78,092
Jackson Financial, Inc. Class A  17,637 1,805,852
James River Group Holdings, Inc. 11,176 49,174
JBG SMITH Properties REIT 17,356 254,613
Jefferson Capital, Inc. 7,339 142,890
John Marshall Bancorp, Inc. 4,432 96,618
Kearny Financial Corp. 18,941 179,182
Kemper Corp. 13,771 371,266
Kestrel Group Ltd. * (Bermuda)  95 855
Kingstone Cos., Inc. 3,053 58,099
Kingsway Corp. * (Canada)  7,519 78,348
Kite Realty Group Trust REIT 59,437 1,686,822
KKR Real Estate Finance Trust, Inc. REIT 14,555 99,556
Ladder Capital Corp. REIT 33,109 329,435
Lakeland Financial Corp. 7,133 440,249
Landmark Bancorp, Inc. 1,158 35,562
LCNB Corp. 4,810 84,608
Lemonade, Inc. * 20,176 1,312,449
LendingTree, Inc. * 2,961 131,143
Live Oak Bancshares, Inc. 9,678 395,250
loanDepot, Inc. Class A * 44,987 56,234
LTC Properties, Inc. REIT 13,800 530,610
Lument Finance Trust, Inc. REIT † 189 174
LXP Industrial Trust REIT 16,296 878,028
Macerich Co. REIT 77,973 1,964,140
MainStreet Bancshares, Inc. 1,735 42,837
MARA Holdings, Inc. †* 108,249 1,503,579
Marcus & Millichap, Inc. 6,906 215,260
Marex Group PLC (United Kingdom)  17,530 1,068,454
Maui Land & Pineapple Co., Inc. * 2,581 45,890
MBIA, Inc. * 12,241 79,811
McGrath RentCorp 6,889 833,776
Mechanics Bancorp Class A  12,309 195,713
Medallion Financial Corp. 6,645 67,845
Mercantile Bank Corp. 5,401 310,125
Merchants Bancorp 7,490 374,500
Mercury General Corp. 8,063 859,677
Meridian Corp. 3,792 75,954
Metrocity Bankshares, Inc. 7,057 253,276
Metropolitan Bank Holding Corp. 3,326 328,476
MFA Financial, Inc. REIT 29,812 288,878

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Miami International Holdings, Inc. * 21,342 $ 793,069
Mid Penn Bancorp, Inc. 6,709 233,742
Midland States Bancorp, Inc. 5,116 159,312
Mobile Infrastructure Corp. * 300 414
Modiv Industrial, Inc. REIT 2,471 42,995
Moelis & Co. Class A  17,577 1,149,887
MVB Financial Corp. 3,649 105,857
National Bank Holdings Corp. Class A  12,145 539,602
National Bankshares, Inc. 2,063 74,949
National Health Investors, Inc. REIT 13,672 1,042,627
National Healthcare Properties, Inc. REIT * 13,085 191,695
Navient Corp. 15,573 132,526
NB Bancorp, Inc. 11,918 251,827
NBT Bancorp, Inc. 14,890 735,119
Nelnet, Inc. Class A  4,375 583,319
Neptune Insurance Holdings, Inc. Class A * 11,059 348,359
NerdWallet, Inc. Class A * 10,505 97,171
NET Lease Office Properties REIT 4,339 48,293
NETSTREIT Corp. REIT † 28,430 600,726
New Era Energy & Digital, Inc. * 22,948 146,408
Newmark Group, Inc. Class A  43,894 663,238
NewtekOne, Inc. 8,673 128,447
NexPoint Diversified Real Estate Trust REIT 11,556 59,976
Nexpoint Real Estate Finance, Inc. REIT 1,694 26,257
NexPoint Residential Trust, Inc. REIT 4,694 131,056
NI Holdings, Inc. * 2,437 38,285
Nicolet Bankshares, Inc. 4,747 785,106
NMI Holdings, Inc. * 21,712 892,146
Northeast Bank 2,250 298,192
Northeast Community Bancorp, Inc. 4,653 129,074
Northfield Bancorp, Inc. 11,439 168,496
Northpointe Bancshares, Inc. 6,171 118,360
Northrim BanCorp, Inc. 7,028 194,957
Northwest Bancshares, Inc. 36,541 553,962
Norwood Financial Corp. 3,256 104,680
Oak Valley Bancorp 2,000 67,490
OceanFirst Financial Corp. 22,937 447,960
Octave Specialty Group, Inc. * 12,019 74,999
OFG Bancorp 10,961 537,856
Ohio Valley Banc Corp. 948 41,172
Old National Bancorp 101,362 2,625,276
Old Second Bancorp, Inc. 15,172 353,811
One Liberty Properties, Inc. REIT 5,799 141,612
Onity Group, Inc. * 2,392 95,082
OP Bancorp 5,059 75,834
Oportun Financial Corp. * 13,303 75,960
OppFi, Inc. * 6,271 62,271
Orange County Bancorp, Inc. 3,049 112,142
Orchid Island Capital, Inc. REIT † 60,597 422,361
Origin Bancorp, Inc. 8,959 458,253
Orion Properties, Inc. REIT 15,269 44,127
Orrstown Financial Services, Inc. 6,031 246,246
Outfront Media, Inc. REIT 45,604 1,493,987
Pagseguro Digital Ltd. Class A (Brazil)  47,547 430,300
Palomar Holdings, Inc. * 7,401 935,412
Park Hotels & Resorts, Inc. REIT 54,790 780,758
Park National Corp. 4,873 891,710
Parke Bancorp, Inc. 3,385 112,247
Pathward Financial, Inc. 5,841 508,517
Patria Investments Ltd. Class A (Cayman)  19,598 215,186
Patriot National Bancorp, Inc. * 1,014 971
Paysign, Inc. * 13,276 108,730
PCB Bancorp 3,561 101,026
Peapack-Gladstone Financial Corp. 4,849 229,503
a Shares Value
Pebblebrook Hotel Trust REIT † 29,512 $ 572,828
Pelagos Insurance Capital Ltd. (United
Kingdom)  11,899 289,741
PennyMac Financial Services, Inc. 8,347 727,024
PennyMac Mortgage Investment Trust REIT 28,113 317,115
Peoples Bancorp of North Carolina, Inc. 1,450 62,481
Peoples Bancorp, Inc. 10,826 415,827
Peoples Financial Services Corp. 2,976 197,517
Perella Weinberg Partners † 20,427 326,015
Phillips Edison & Co., Inc. REIT 36,739 1,529,077
Piedmont Realty Trust, Inc. REIT * 36,414 333,188
Pioneer Bancorp, Inc. * 3,302 56,365
Piper Sandler Cos. 20,084 1,452,877
PJT Partners, Inc. Class A  6,967 1,051,599
Plumas Bancorp 2,097 122,549
Ponce Financial Group, Inc. * 5,664 112,940
Postal Realty Trust, Inc. Class A REIT 7,709 189,950
PRA Group, Inc. * 10,232 194,306
Preferred Bank 2,229 236,854
Primis Financial Corp. 7,504 122,840
Princeton Bancorp, Inc. 1,942 73,699
Provident Financial Services, Inc. 35,626 842,199
QCR Holdings, Inc. 4,982 484,998
Radian Group, Inc. 38,909 1,465,702
RBB Bancorp 5,313 145,656
RE/MAX Holdings, Inc. Class A * 4,817 47,496
Ready Capital Corp. REIT † 43,620 76,335
Real Brokerage, Inc. †* (Canada)  49,048 89,267
Red River Bancshares, Inc. 1,454 132,721
Redwood Trust, Inc. REIT 34,627 164,132
Regional Management Corp. 2,358 97,150
Renasant Corp. 24,571 1,045,250
Republic Bancorp, Inc. Class A  2,620 236,927
Resolute Holdings Management, Inc. * 1,174 169,678
Rhinebeck Bancorp, Inc. * 1,687 29,202
Richmond Mutual BanCorp, Inc. 2,162 34,333
Ridgepost Capital, Inc. Class A  17,760 139,771
Riot Platforms, Inc. †* 100,428 2,749,719
RLJ Lodging Trust REIT 35,071 415,591
RMR Group, Inc. Class A  4,523 92,857
Roadzen, Inc. * 17,415 25,426
Root, Inc. Class A * 3,810 213,055
Ryman Hospitality Properties, Inc. REIT 17,874 2,297,703
S&T Bancorp, Inc. 9,909 486,334
Sabra Health Care REIT, Inc. 72,246 1,409,519
Safehold, Inc. REIT 16,885 265,094
Safety Insurance Group, Inc. 4,780 357,831
Saul Centers, Inc. REIT 4,022 150,383
Seacoast Banking Corp. of Florida 24,993 831,017
Seaport Entertainment Group, Inc. * 1,871 49,769
Security National Financial Corp. Class A * 4,103 39,758
Selective Insurance Group, Inc. 17,572 1,704,660
Service Properties Trust REIT 169,139 285,845
ServisFirst Bancshares, Inc. 15,070 1,307,323
Seven Hills Realty Trust REIT 10,094 85,092
Shore Bancshares, Inc. 9,865 226,402
Sierra Bancorp 3,941 160,635
Sila Realty Trust, Inc. REIT 14,971 454,520
Silvercrest Asset Management Group, Inc.
Class A  1,365 13,800
Simmons First National Corp. Class A  37,810 856,397
SiriusPoint Ltd. * 18,038 432,912
SITE Centers Corp. REIT 12,835 50,955
Sky Harbour Group Corp. * 5,489 54,012

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Skyward Specialty Insurance Group, Inc. * 12,288 $ 717,005
SL Green Realty Corp. REIT † 20,925 1,083,287
Slide Insurance Holdings, Inc. * 18,194 352,418
SmartFinancial, Inc. 4,694 220,242
Smartstop Self Storage REIT, Inc. 15,857 515,353
South Plains Financial, Inc. 4,721 203,404
Southern First Bancshares, Inc. * 2,746 167,781
Southern Missouri Bancorp, Inc. 3,040 231,678
Southside Bancshares, Inc. 8,383 294,998
SR Bancorp, Inc. 1,877 36,939
St. Joe Co. 10,814 677,281
StepStone Group, Inc. Class A  20,906 864,672
Sterling Bancorp, Inc. * ± Ω 5,290 –
Stewart Information Services Corp. 9,067 598,603
Stock Yards Bancorp, Inc. 7,312 559,149
StoneX Group, Inc. * 20,649 2,446,907
Strawberry Fields REIT, Inc. 2,052 28,215
Strive, Inc. Class A †* 18,485 201,671
Summit Hotel Properties, Inc. REIT 29,249 205,035
Sunstone Hotel Investors, Inc. REIT 53,603 613,754
Tanger, Inc. REIT 29,699 1,172,220
Terreno Realty Corp. REIT 30,488 1,974,708
Texas Capital Bancshares, Inc. 12,429 1,283,419
Third Coast Bancshares, Inc. * 4,702 189,961
Timberland Bancorp, Inc. 2,149 96,297
Tiptree, Inc. 6,823 122,268
Tompkins Financial Corp. 3,968 375,055
Towne Bank 25,460 922,670
TPG Mortgage Investment Trust, Inc. REIT 8,637 68,405
TPG RE Finance Trust, Inc. REIT 18,959 158,687
Transcontinental Realty Investors, Inc. REIT * 349 16,051
TriCo Bancshares 8,373 450,886
Triumph Financial, Inc. * 6,645 507,080
Trupanion, Inc. * 10,105 250,301
TrustCo Bank Corp. 4,612 253,245
Trustmark Corp. 16,183 744,580
Two Harbors Investment Corp. REIT 30,567 379,336
UMB Financial Corp. 21,141 3,018,089
UMH Properties, Inc. REIT 23,801 360,347
United Bankshares, Inc. 38,284 1,754,556
United Community Banks, Inc. 31,762 1,114,529
United Fire Group, Inc. 6,483 339,969
Unity Bancorp, Inc. 2,265 132,933
Universal Health Realty Income Trust REIT 3,987 174,870
Universal Insurance Holdings, Inc. 7,596 314,171
Univest Financial Corp. 8,648 378,350
Upstart Holdings, Inc. †* 23,568 835,014
Urban Edge Properties REIT 36,099 825,945
Valley National Bancorp 143,549 2,102,993
Velocity Financial, Inc. * 3,984 73,545
Victory Capital Holdings, Inc. Class A  12,161 1,022,254
Virginia National Bankshares Corp. 1,509 66,969
Virtus Investment Partners, Inc. 2,056 295,036
WaFd, Inc. 19,560 750,517
Walker & Dunlop, Inc. 9,872 539,998
Washington Trust Bancorp, Inc. 5,920 215,962
Waterstone Financial, Inc. 5,359 111,092
Wealthfront Corp. * 8,554 76,473
Webull Corp. * (Cayman)  97,156 633,457
WesBanco, Inc. 25,738 1,004,554
West BanCorp, Inc. 4,946 131,217
Westamerica BanCorp 6,198 363,637
Western New England Bancorp, Inc. 4,989 71,343
Westwood Holdings Group, Inc. 1,873 35,887
a Shares Value
Whitestone REIT 13,555 $ 257,003
WisdomTree, Inc. † 39,161 663,387
World Acceptance Corp. * 637 142,580
WSFS Financial Corp. 14,007 1,074,757
Xenia Hotels & Resorts, Inc. REIT 27,582 561,570
Z Squared, Inc. * 12,638 133,710
222,810,688
Industrial - 14.1%
spacing
908 Devices, Inc. * 9,074 78,944
AAR Corp. * 11,198 1,600,530
Aebi Schmidt Holding AG (Switzerland)  11,607 145,668
AerSale Corp. * 11,891 75,151
Aevex Corp. Class A * 5,186 108,336
AirJoule Technologies Corp. * 10,683 59,184
AIRO Group Holdings, Inc. * 5,803 42,884
Alamo Group, Inc. 3,062 503,668
Albany International Corp. Class A  8,312 619,244
Allient, Inc. 4,286 441,158
American Superconductor Corp. * 13,549 562,419
Ampco-Pittsburgh Corp. * 4,459 38,570
Amprius Technologies, Inc. †* 39,600 548,856
Apogee Enterprises, Inc. 6,164 281,941
ArcBest Corp. 6,294 903,441
Archer Aviation, Inc. Class A †* 180,989 856,078
Ardagh Metal Packaging SA 41,182 195,203
Ardmore Shipping Corp. (Ireland)  10,241 143,476
Argan, Inc. 3,877 3,095,978
Aspen Aerogels, Inc. * 18,523 117,436
Astec Industries, Inc. 6,676 408,504
Astronics Corp. †* 9,216 748,892
Astronics Corp. Class B †* 1,617 122,908
Atkore, Inc. 9,441 717,894
Atmus Filtration Technologies, Inc. 23,785 1,212,797
Avient Corp. 25,666 948,615
AZZ, Inc. 8,432 1,307,382
Babcock & Wilcox Enterprises, Inc. * 38,582 544,006
Badger Meter, Inc. † 8,345 1,238,231
Bel Fuse, Inc. Class A  476 138,625
Bel Fuse, Inc. Class B  3,436 1,144,325
Belden, Inc. 11,100 1,331,001
Benchmark Electronics, Inc. 10,154 1,001,895
Beta Technologies, Inc. Class A * 10,316 172,793
Boise Cascade Co. 10,169 789,419
Bowman Consulting Group Ltd. * 3,794 110,785
Cactus, Inc. Class A  19,606 1,004,415
Cadre Holdings, Inc. 8,970 255,735
Cardinal Infrastructure Group, Inc. Class A †* 4,919 463,370
Casella Waste Systems, Inc. Class A * 17,915 1,737,218
CECO Environmental Corp. * 14,862 1,348,578
Centuri Holdings, Inc. * 25,372 767,249
ChargePoint Holdings, Inc. †* 6,945 41,045
Clearwater Paper Corp. * 3,900 61,152
Columbus McKinnon Corp. 7,417 112,219
Concrete Pumping Holdings, Inc. * 6,716 80,928
Construction Partners, Inc. Class A †* 13,567 1,611,353
Core Molding Technologies, Inc. * 2,036 48,050
Costamare Bulkers Holdings Ltd. * (Monaco)  2,265 39,773
Costamare, Inc. (Monaco)  13,321 186,760
Covenant Logistics Group, Inc. 4,521 199,738
CryoPort, Inc. * 14,265 223,961
CSW Industrials, Inc. 4,512 1,255,690
CTS Corp. 8,236 536,905
DHT Holdings, Inc. 42,246 698,326

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Dorian LPG Ltd. 10,822 $ 376,389
Ducommun, Inc. * 4,003 741,396
DXP Enterprises, Inc. * 3,749 632,606
Eastman Kodak Co. * 19,496 180,338
Elmet Group Co. * 2,737 54,028
Energizer Holdings, Inc. 18,038 386,735
Energous Corp. * 1,304 31,361
Energy Recovery, Inc. * 13,114 118,288
Energy Services of America Corp. 4,540 87,804
Enerpac Tool Group Corp. 14,816 531,302
EnerSys 10,522 2,460,254
Enovix Corp. †* 57,015 346,081
Enpro, Inc. 6,094 2,297,011
Enviri Corp. * 7,729 169,652
ESCO Technologies, Inc. 7,506 2,627,400
Espey Mfg. & Electronics Corp. 610 41,083
Eve Holding, Inc. * 24,491 61,472
Evolv Technologies Holdings, Inc. * 47,228 273,922
Exponent, Inc. 13,359 784,975
Federal Signal Corp. 17,229 2,213,754
Firefly Aerospace, Inc. †* 22,893 673,054
FLEX LNG Ltd. †* (Norway)  9,229 258,966
Fluor Corp. * 40,539 2,123,838
Forward Air Corp. * 5,580 75,386
Franklin Electric Co., Inc. 10,747 1,151,971
FreightCar America, Inc. * 4,115 40,080
Frontdoor, Inc. * 20,169 1,564,913
GATX Corp. 10,121 1,793,340
Genco Shipping & Trading Ltd. 9,479 234,890
Gencor Industries, Inc. * 3,054 45,566
Gibraltar Industries, Inc. * 8,684 391,648
Gorman-Rupp Co. 6,085 558,238
GrafTech International Ltd. * 4,977 29,414
Graham Corp. * 3,128 387,215
Granite Construction, Inc. 12,641 1,998,289
Greenbrier Cos., Inc. 9,088 445,403
Greif, Inc. Class A  7,308 544,373
Greif, Inc. Class B  1,362 127,401
Griffon Corp. 10,847 1,057,908
Heartland Express, Inc. 10,681 162,565
Helios Technologies, Inc. 9,318 831,632
Hillman Solutions Corp. * 57,142 482,278
Himalaya Shipping Ltd. †* (Bermuda)  8,480 113,293
Hub Group, Inc. Class A  16,932 741,452
Hyster-Yale, Inc. 3,014 105,671
Ichor Holdings Ltd. * 9,827 1,103,376
INNOVATE Corp. * 1,541 28,770
Innovative Solutions & Support, Inc. * 4,203 75,654
Insteel Industries, Inc. 5,092 153,778
International Seaways, Inc. 11,803 903,992
Intuitive Machines, Inc. †* 36,811 787,387
Itron, Inc. * 12,417 1,074,443
Janus International Group, Inc. * 40,135 222,749
JBT Marel Corp. † 14,899 2,160,355
Joby Aviation, Inc. †* 188,960 1,685,523
Kadant, Inc. 3,317 1,042,301
Karat Packaging, Inc. 2,148 71,872
Kennametal, Inc. 21,584 756,519
Kimball Electronics, Inc. * 6,704 171,622
Knife River Corp. * 16,329 1,365,921
Knowles Corp. * 23,961 993,902
Kopin Corp. * 49,085 219,901
L.B. Foster Co. Class A * 2,845 128,509
Latham Group, Inc. * 13,945 90,224
a Shares Value
Lightbridge Corp. * 9,982 $ 87,742
Limbach Holdings, Inc. * 3,215 247,555
Lindsay Corp. 2,641 326,956
LSB Industries, Inc. * 17,315 187,175
LSI Industries, Inc. 9,534 253,414
Luxfer Holdings PLC (United Kingdom)  7,115 128,355
M-Tron Industries, Inc. * 1,182 117,195
Manitowoc Co., Inc. * 9,869 137,080
Marten Transport Ltd. 17,580 305,013
Masterbrand, Inc. * 58,498 601,944
Materion Corp. 5,914 1,758,764
Matson, Inc. 8,648 1,662,405
Mayville Engineering Co., Inc. * 4,100 153,586
Mercury Systems, Inc. * 15,795 1,932,202
Mesa Laboratories, Inc. 1,407 140,067
Metallus, Inc. * 10,759 201,086
Mirion Technologies, Inc. * 67,457 1,209,504
Mistras Group, Inc. * 4,900 85,603
Moog, Inc. Class A  8,086 3,427,170
Mueller Water Products, Inc. Class A  43,767 1,130,502
Myers Industries, Inc. 10,840 382,760
MYR Group, Inc. * 4,418 2,210,767
NANO Nuclear Energy, Inc. †* 12,589 266,131
Napco Security Technologies, Inc. 9,993 379,534
National Presto Industries, Inc. 1,532 191,485
Navigator Holdings Ltd. 10,430 194,311
NLI Holdings, Inc. 2,103 12,513
nLight, Inc. * 16,063 1,118,306
Nordic American Tankers Ltd. 58,861 326,090
Novanta, Inc. †* 10,182 1,651,928
NuScale Power Corp. †* 90,175 904,455
NVE Corp. 1,354 141,561
NWPX Infrastructure, Inc. * 2,744 411,435
O-I Glass, Inc. * 44,577 429,277
Omega Flex, Inc. 916 28,753
Ondas, Inc. †* 136,809 1,127,306
Onterris, Inc. * 10,059 203,292
Orion Group Holdings, Inc. * 11,358 191,042
OSI Systems, Inc. †* 4,483 980,432
Outdoor Holding Co. * 36,193 82,520
Palladyne AI Corp. †* 10,946 66,552
PAMT Corp. * 2,014 28,216
Pangaea Logistics Solutions Ltd. 8,909 57,909
Park Aerospace Corp. 5,176 197,516
Park-Ohio Holdings Corp. 2,977 114,466
Perma-Fix Environmental Services, Inc. * 5,279 75,437
Perma-Pipe International Holdings, Inc. * 2,108 57,401
Plexus Corp. * 7,682 2,309,747
Power Solutions International, Inc. * 2,196 85,402
Pro-Dex, Inc. * 556 32,554
Proficient Auto Logistics, Inc. * 6,560 44,674
Proto Labs, Inc. * 6,955 566,902
Pure Cycle Corp. * 5,726 61,325
PureCycle Technologies, Inc. †* 42,034 340,896
Radiant Logistics, Inc. * 11,037 104,410
Ranpak Holdings Corp. * 12,728 93,042
Red Cat Holdings, Inc. †* 31,996 340,757
Redwire Corp. * 56,309 688,659
Richtech Robotics, Inc. Class B †* 54,273 114,516
RXO, Inc. * 47,129 1,300,289
Ryerson Holding Corp. 13,062 321,456
Safe Bulkers, Inc. (Monaco)  17,334 109,378
Scorpio Tankers, Inc. (Monaco)  13,052 903,982
SFL Corp. Ltd. (Norway)  35,336 360,427

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Sight Sciences, Inc. * 10,444 $ 56,606
SmartRent, Inc. * 46,078 54,833
Smith & Wesson Brands, Inc. 12,903 194,061
Smith-Midland Corp. * 650 18,850
Southland Holdings, Inc. * 55 37
Standex International Corp. 3,414 1,221,085
Starfighters Space, Inc. * 8,599 45,747
Stoneridge, Inc. * 8,771 64,204
Sturm Ruger & Co., Inc. 4,034 152,687
Syntec Optics Holdings, Inc. †* 2,410 30,005
TAT Technologies Ltd. * 3,398 163,886
Taylor Devices, Inc. * 890 52,225
Tecnoglass, Inc. 7,552 353,509
Teekay Corp. Ltd. (Bermuda)  16,114 161,140
Teekay Tankers Ltd. Class A (Canada)  7,075 458,955
Tennant Co. 5,147 450,568
Terex Corp. 32,425 2,347,246
Titan America SA * (Belgium)  7,743 144,484
Tredegar Corp. * 7,911 62,972
TriMas Corp. 7,385 332,547
Trinity Industries, Inc. 22,559 780,090
TSS, Inc. * 7,424 91,315
Turtle Beach Corp. * 4,515 56,212
Tutor Perini Corp. 12,882 1,068,820
Twin Disc, Inc. 3,285 76,212
UFP Industries, Inc. 16,137 1,464,271
Universal Logistics Holdings, Inc. 1,899 28,105
Unusual Machines, Inc. * 13,147 293,178
Virgin Galactic Holdings, Inc. †* 27,603 79,773
Vishay Intertechnology, Inc. 34,840 1,873,695
Voyager Technologies, Inc. Class A †* 14,949 482,105
Werner Enterprises, Inc. 16,901 737,053
Willis Lease Finance Corp. 1,092 249,850
World Kinect Corp. 14,289 470,680
Worthington Enterprises, Inc. 9,037 485,829
Worthington Steel, Inc. 9,691 325,424
Xometry, Inc. Class A * 12,959 1,250,803
York Space Systems, Inc. †* 5,546 136,543
Zurn Elkay Water Solutions Corp. Class C  42,474 2,146,211
128,585,080
Technology - 9.6%
spacing
3D Systems Corp. * 40,540 122,431
8x8, Inc. * 32,719 55,949
ACI Worldwide, Inc. * 29,183 1,467,613
ACM Research, Inc. Class A * 15,218 1,931,012
ACV Auctions, Inc. Class A * 49,433 355,423
Adeia, Inc. 31,269 1,029,688
Aehr Test Systems * 8,549 821,217
Aeluma, Inc. * 4,098 90,484
Agilysys, Inc. * 7,568 790,856
Alkami Technology, Inc. †* 19,931 361,150
Alpha & Omega Semiconductor Ltd. * 7,164 339,072
Ambarella, Inc. * 11,858 1,017,416
Ambiq Micro, Inc. * 5,361 473,376
Amplitude, Inc. Class A * 26,368 201,715
Amtech Systems, Inc. * 3,417 78,864
Appian Corp. Class A * 11,542 264,312
Arteris, Inc. * 10,159 493,626
Asana, Inc. Class A * 28,604 200,228
Asure Software, Inc. * 7,039 55,890
Atomera, Inc. †* 11,317 98,571
AvePoint, Inc. * 48,990 549,178
Axcelis Technologies, Inc. * 8,850 1,676,633
a Shares Value
AXT, Inc. * 17,550 $ 1,265,004
Bandwidth, Inc. Class A * 8,582 543,241
BigBear.ai Holdings, Inc. †* 141,518 519,371
Blackbaud, Inc. * 10,032 297,148
BlackLine, Inc. †* 14,429 405,022
Blaize Holdings, Inc. * 18,354 25,329
Blend Labs, Inc. Class A * 54,579 93,330
Box, Inc. Class A * 39,431 1,046,499
Brand Engagement Network, Inc. †* 1,291 22,089
Braze, Inc. Class A * 27,578 598,167
C3.ai, Inc. Class A * 39,943 363,082
Carlsmed, Inc. * 1,452 15,072
Cerence, Inc. * 13,902 157,371
CEVA, Inc. * 8,021 378,270
Claritev Corp. * 2,964 101,102
Clear Secure, Inc. Class A  26,784 1,492,672
Climb Global Solutions, Inc. 5,525 128,235
Cohu, Inc. * 13,105 968,591
Commerce.com, Inc. * 18,263 54,058
Commvault Systems, Inc. * 12,513 1,773,467
Concentrix Corp. 12,346 276,612
Conduent, Inc. * 41,733 60,930
Consensus Cloud Solutions, Inc. * 5,195 198,189
Corsair Gaming, Inc. * 13,564 131,164
Crane NXT Co. 13,930 712,659
Cricut, Inc. Class A  18,759 82,352
CS Disco, Inc. * 7,172 27,110
CSP, Inc. 102 810
D-Wave Quantum, Inc. †* (Canada)  103,523 2,483,517
Daily Journal Corp. * 391 235,065
Diebold Nixdorf, Inc. * 6,743 573,290
Digi International, Inc. * 10,481 785,551
Digimarc Corp. * 3,901 32,066
Digital Turbine, Inc. * 31,507 406,440
Diodes, Inc. * 12,983 1,420,860
Domo, Inc. Class B * 8,871 27,766
Donnelley Financial Solutions, Inc. * 7,212 302,543
DoubleVerify Holdings, Inc. * 40,685 441,025
Duos Technologies Group, Inc. * 7,592 91,104
DXC Technology Co. * 52,012 460,306
eGain Corp. * 5,701 35,916
EverCommerce, Inc. †* 4,235 42,604
Everforth, Inc. * 12,633 225,752
Everspin Technologies, Inc. * 5,921 143,170
Evolent Health, Inc. Class A * 35,345 191,570
Fastly, Inc. Class A * 44,277 812,926
Five9, Inc. * 22,166 472,579
Forward Industries, Inc. * 17,722 74,787
Freshworks, Inc. Class A * 62,632 633,836
Gemini Space Station, Inc. Class A †* 12,633 53,817
Genius Sports Ltd. * (United Kingdom)  68,669 416,134
GigaCloud Technology, Inc. Class A * 7,434 234,914
Globant SA * 12,763 369,361
Grid Dynamics Holdings, Inc. * 17,998 102,229
GSI Technology, Inc. * 10,059 77,756
HeartFlow, Inc. * 23,016 675,289
Hinge Health, Inc. Class A * 11,657 967,531
I3 Verticals, Inc. Class A * 6,300 134,568
IBEX Holdings Ltd. * 2,665 80,936
Ibotta, Inc. Class A * 2,544 86,903
Immersion Corp. 10,195 69,020
Impinj, Inc. †* 8,183 1,172,051
Infleqtion, Inc. * 33,859 451,002
Innodata, Inc. * 9,182 693,976

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Insight Enterprises, Inc. * 8,106 $ 987,311
Intapp, Inc. * 16,253 409,738
Intellicheck, Inc. * 6,370 26,117
inTEST Corp. * 3,336 60,615
JFrog Ltd. * 30,705 2,790,470
Kaltura, Inc. * 21,908 28,480
Kulicke & Soffa Industries, Inc. (Singapore)  14,703 1,966,673
Life360, Inc. †* 5,282 292,412
LiveRamp Holdings, Inc. * 17,128 644,698
Maximus, Inc. 15,382 826,936
MaxLinear, Inc. * 24,413 3,125,596
McGraw Hill, Inc. * 7,361 69,709
Mitek Systems, Inc. * 13,078 263,260
N-able, Inc. * 17,817 65,388
Navan, Inc. Class A †* 28,623 654,608
Navitas Semiconductor Corp. * 51,326 919,762
nCino, Inc. * 31,021 507,193
NCR Atleos Corp. * 20,702 898,674
NCR Voyix Corp. * 42,589 347,952
NetScout Systems, Inc. * 20,930 911,502
NextNav, Inc. * 29,035 517,694
Nutex Health, Inc. †* 1,522 260,095
Omada Health, Inc. * 10,260 225,207
One Stop Systems, Inc. * 6,834 124,242
OneSpan, Inc. 11,590 166,317
Ouster, Inc. †* 17,382 1,086,723
PagerDuty, Inc. * 22,474 216,874
PAR Technology Corp. †* 10,941 190,592
PDF Solutions, Inc. * 9,505 672,859
Penguin Solutions, Inc. * 14,155 1,075,922
Photronics, Inc. * 16,800 546,504
Phreesia, Inc. * 15,176 156,161
Pitney Bowes, Inc. 26,355 461,740
Playtika Holding Corp. 15,038 55,941
Porch Group, Inc. * 28,194 424,038
Power Integrations, Inc. 15,777 1,321,482
Progress Software Corp. * 12,219 410,314
PubMatic, Inc. Class A * 10,931 143,415
Qualys, Inc. * 10,119 1,391,261
Quantum Computing, Inc. †* 59,459 576,752
QuickLogic Corp. * 4,834 96,535
Rackspace Technology, Inc. †* 27,320 178,400
Rapid7, Inc. * 17,032 137,959
Red Violet, Inc. * 3,432 218,687
ReposiTrak, Inc. 3,386 30,474
Richardson Electronics Ltd. 3,114 59,197
Rigetti Computing, Inc. †* 93,848 1,813,143
Rimini Street, Inc. * 16,640 70,886
Sapiens International Corp. NV * (Israel)  7,791 338,909
Schrodinger, Inc. * 16,820 273,325
ServiceTitan, Inc. Class A * 17,006 1,202,494
SharonAI Holdings, Inc. †* 1,252 105,994
SHARPLINK, Inc. * 54,501 261,605
Silicon Laboratories, Inc. * 9,354 2,044,410
Silvaco Group, Inc. * 3,848 53,064
Simulations Plus, Inc. * 4,986 91,294
Skillsoft Corp. * 40 207
SkyWater Technology, Inc. * 10,790 375,708
SoundHound AI, Inc. Class A †* 109,210 706,589
Sprout Social, Inc. Class A * 13,895 104,907
SPS Commerce, Inc. * 10,800 617,436
Swarmer, Inc. * 1,070 47,412
Synaptics, Inc. * 10,937 1,358,704
Talkspace, Inc. * 39,124 203,445
a Shares Value
Teads Holding Co. * 1,881 $ 1,443
Telos Corp. * 13,396 61,622
Tenable Holdings, Inc. * 31,353 1,156,299
Teradata Corp. * 26,697 925,051
TruBridge, Inc. * 2,694 70,610
Ultra Clean Holdings, Inc. * 12,690 1,809,467
Unisys Corp. * 23,520 86,083
V2X, Inc. * 8,428 628,392
Varonis Systems, Inc. * 31,396 1,317,376
Veeco Instruments, Inc. * 16,976 1,286,781
Velo3D, Inc. †* 4,737 83,134
Veritone, Inc. * 27,304 37,406
Vertex, Inc. Class A * 21,323 244,788
Via Transportation, Inc. Class A * 15,215 276,000
Viant Technology, Inc. Class A * 4,212 53,324
Vishay Precision Group, Inc. * 3,516 527,084
Vuzix Corp. †* 16,997 49,291
Waystar Holding Corp. * 30,788 632,078
Weave Communications, Inc. * 20,496 122,771
Whitefiber, Inc. †* 3,404 132,245
Wolfspeed, Inc. †* 8,374 404,045
Workiva, Inc. * 14,999 727,601
Xerox Holdings Corp. † 39,115 122,430
Yext, Inc. * 26,912 125,679
ZenaTech, Inc. * (Canada)  18,244 27,366
Zeta Global Holdings Corp. Class A †* 63,291 1,245,567
ZoomInfo Technologies, Inc. * 72,559 212,598
88,268,352
Utilities - 2.7%
spacing
Ameresco, Inc. Class A * 9,512 262,531
American States Water Co. 11,364 939,007
Avista Corp. 24,370 996,977
Black Hills Corp. † 22,101 1,644,314
Brookfield Infrastructure Corp.
Class A (Canada)  35,202 1,355,277
California Water Service Group 17,425 847,726
Chesapeake Utilities Corp. 6,635 812,655
Consolidated Water Co. Ltd. 3,900 115,050
Genie Energy Ltd. Class B  5,653 81,686
Global Water Resources, Inc. 2,358 17,072
H2O America 10,143 616,390
Hawaiian Electric Industries, Inc. * 47,816 646,951
MGE Energy, Inc. 10,164 828,773
Middlesex Water Co. 5,267 295,795
Net Power, Inc. * 6,017 10,048
New Jersey Resources Corp. 29,170 1,634,687
Northwest Natural Holding Co. 12,412 608,933
Northwestern Energy Group, Inc. 18,157 1,300,404
ONE Gas, Inc. 18,204 1,402,982
Ormat Technologies, Inc. 17,718 1,929,490
Otter Tail Corp. 11,308 1,017,494
Portland General Electric Co. 33,706 1,746,982
RGC Resources, Inc. 2,124 50,764
Southwest Gas Holdings, Inc. 21,090 1,870,261
Spire, Inc. 16,606 1,296,763
TXNM Energy, Inc. 29,312 1,664,335
Unitil Corp. 5,083 267,823

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $33,097 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
a Shares Value
York Water Co. 4,339 $ 132,990
24,394,160
Total Common Stocks
    (Cost $684,897,123) 910,154,124
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.5%
    (Cost $684,918,223) 910,189,579
SECURITIES LENDING COLLATERAL - 10.4%
Mutual Funds - 3.7%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 34,280,045 34,280,045
Principal
Amount
Repurchase Agreements - 6.7%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$42,415,392; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$43,263,724) $ 42,411,092 42,411,092
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$19,677,863; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $20,097,408) 19,649,361 19,649,361
62,060,453
Total Securities Lending Collateral
(Cost $96,340,498) 96,340,498
a
TOTAL INVESTMENTS - 109.9%
(Cost $781,258,721) 1,006,530,077
DERIVATIVES - 0.0% 134,857
OTHER ASSETS & LIABILITIES, NET -  (9.9%) (90,461,955)
NET ASSETS - 100.0% $ 916,202,979
Consumer, Non-Cyclical 24 .9%
Financial 24 .3%
Industrial 14 .1%
Consumer, Cyclical 10 .6%
Securities Lending Collateral 10 .4%
Technology 9 .6%
Energy 5 .5%
Basic Materials 3 .9%
Communications 3 .9%
Others (each less than 3.0%) 2 .7%
109 .9%
Derivatives 0 .0%
Other Assets & Liabilities, Net ( 9 .9% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 09/26 52 $ 7,783,703 $ 7,918,560 $ 134,857

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights
Consumer, Non-Cyclical $ 35,455 $ – $ 2,358 $ 33,097
Total Rights 35,455 – 2,358 33,097
Common Stocks
Basic Materials 36,032,771 36,032,757 14 –
Communications 35,944,029 35,944,029 – –
Consumer, Cyclical 96,583,862 96,583,862 – –
Consumer, Non-Cyclical 227,390,699 227,390,699 – –
Energy 50,144,483 50,144,483 – –
Financial 222,810,688 222,810,688 – –
Industrial 128,585,080 128,585,080 – –
Technology 88,268,352 87,929,443 338,909 –
Utilities 24,394,160 24,394,160 – –
Total Common Stocks 910,154,124 909,815,201 338,923 –
Securities Lending Collateral 96,340,498 34,280,045 62,060,453 –
Derivatives:
Equity Contracts
Futures 134,857 134,857 – –
Total $ 1,006,664,934 $ 944,230,103 $ 62,401,734 $ 33,097

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 45.0%
Basic Materials - 0.8%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 360,000 $ 358,527
Chevron Phillips Chemical Co. LLC/Chevron
Phillips Chemical Co. LP
3.700% due 06/01/28 ~ 550,000 541,311
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ † 601,000 603,759
Mosaic Co.
4.050% due 11/15/27  310,000 308,006
1,811,603
Communications - 1.4%
Charter Communications Operating LLC/
Charter Communications Operating Capital
2.250% due 01/15/29  719,000 670,018
3.750% due 02/15/28  360,000 353,115
NTT Finance Corp. (Japan)
due 03/31/28 # ~ 482,000 482,356
4.567% due 07/16/27 ~ 200,000 200,203
4.620% due 07/16/28 ~ 443,000 441,977
Orange SA (France)
4.000% due 01/13/29 ~ 234,000 230,880
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  470,000 467,858
3.200% due 03/15/27  550,000 544,970
3,391,377
Consumer, Cyclical - 3.7%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ † 418,000 414,009
American Honda Finance Corp.
4.279% (SOFR + 0.650%)
due 11/19/27 § 600,000 599,313
4.358% (SOFR + 0.730%)
due 08/13/27 § 300,000 300,309
4.502% (SOFR + 0.870%)
due 07/09/27 § 300,000 300,922
4.550% due 04/10/28  284,000 283,587
AutoNation, Inc.
4.450% due 01/15/29  435,000 430,935
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 350,000 351,836
Ford Motor Credit Co. LLC
4.950% due 05/28/27  410,000 410,308
5.800% due 03/05/27  600,000 603,179
5.850% due 05/17/27  700,000 705,429
7.350% due 11/04/27  210,000 215,838
General Motors Financial Co., Inc.
2.350% due 02/26/27  300,000 296,001
4.350% due 01/17/27  300,000 299,744
4.750% due 04/06/29  450,000 449,849
5.000% due 04/09/27  400,000 401,528
5.400% due 05/08/27  470,000 473,670
5.550% due 07/15/29  320,000 326,625
6.000% due 01/09/28  80,000 81,524
Hyundai Capital America
2.750% due 09/27/26 ~ 260,000 259,147
4.600% due 04/06/28 ~ 510,000 509,266
4.750% due 06/18/29 ~ 234,000 233,241
a
Principal
Amount Value
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/29 ~ $ 200,000 $ 199,322
Volkswagen Group of America Finance LLC
(Germany)
5.050% due 03/27/28 ~ 320,000 321,444
6.200% due 11/16/28 ~ 370,000 380,688
8,847,714
Consumer, Non-Cyclical - 2.6%
Augusta SpinCo Corp.
4.398% due 03/23/29  266,000 264,173
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27  230,000 227,804
BAT International Finance PLC (United
Kingdom)
5.931% due 02/02/29  290,000 298,953
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 200,000 197,897
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 650,000 653,417
Centene Corp.
4.250% due 12/15/27  195,000 194,074
CVS Health Corp.
1.300% due 08/21/27  750,000 723,623
6.250% due 06/01/27  840,000 853,171
Global Payments, Inc.
4.500% due 11/15/28  382,000 377,522
HCA, Inc.
3.125% due 03/15/27  260,000 257,629
4.500% due 02/15/27  280,000 279,908
5.200% due 06/01/28  680,000 686,883
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 220,000 219,512
6.125% due 07/27/27 ~ 390,000 396,068
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 150,000 150,744
Philip Morris International, Inc.
4.290% (SOFR + 0.660%)
due 10/27/28 § 425,000 425,709
6,207,087
Energy - 2.4%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  260,000 258,654
5.000% due 12/15/29  511,000 516,238
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 ~ † 410,000 420,478
DCP Midstream Operating LP
5.625% due 07/15/27  647,000 653,022
Enbridge, Inc. (Canada)
5.250% due 04/05/27  300,000 301,731
5.300% due 04/05/29  660,000 671,018
EQT Corp.
3.900% due 10/01/27  105,000 104,094
MPLX LP
4.250% due 12/01/27  300,000 298,688
ONEOK, Inc.
4.000% due 07/13/27  500,000 497,471
4.250% due 09/24/27  690,000 687,634
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  516,000 496,881
Targa Resources Corp.
4.350% due 01/15/29  53,000 52,608

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.200% due 07/01/27  $ 440,000 $ 442,825
Western Midstream Operating LP
6.350% due 01/15/29  210,000 217,268
Williams Cos., Inc.
4.900% due 03/15/29  198,000 199,224
5,817,834
Financial - 29.6%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 600,000 602,132
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.650% due 07/21/27  400,000 396,955
4.125% due 02/28/29  460,000 453,412
4.625% due 10/15/27  500,000 500,329
6.100% due 01/15/27  390,000 392,922
6.450% due 04/15/27  450,000 455,812
American Express Co.
5.098% due 02/16/28  247,000 248,005
5.389% due 07/28/27  300,000 300,197
American Tower Corp.
3.125% due 01/15/27  220,000 218,426
3.375% due 10/15/26  260,000 259,298
3.600% due 01/15/28  700,000 690,221
3.650% due 03/15/27  200,000 198,912
Aon North America, Inc.
5.150% due 03/01/29  190,000 192,680
ARES Strategic Income Fund
4.850% due 01/15/29  196,000 192,042
5.450% due 09/09/28 † 357,000 353,561
5.700% due 03/15/28  760,000 759,147
Arthur J Gallagher & Co.
4.600% due 12/15/27  166,000 166,340
Athene Global Funding
4.587% (SOFR + 0.950%)
due 04/19/27 ~ § 520,000 520,926
4.950% due 01/07/27 ~ 400,000 400,595
5.133% due 06/01/29 ~ 228,000 228,488
5.516% due 03/25/27 ~ 670,000 673,916
Avolon Holdings Funding Ltd. (Ireland)
3.250% due 02/15/27 ~ 330,000 327,228
4.950% due 01/15/28 ~ 574,000 575,477
6.375% due 05/04/28 ~ 660,000 677,223
Bank of America Corp.
3.705% due 04/24/28  180,000 178,804
3.824% due 01/20/28  700,000 697,584
4.948% due 07/22/28  685,000 687,899
5.202% due 04/25/29  670,000 676,349
5.819% due 09/15/29  240,000 245,623
5.933% due 09/15/27  560,000 561,665
Bank of Montreal (Canada)
4.567% due 09/10/27  700,000 700,169
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  700,000 691,526
4.398% (SOFR + 0.760%)
due 09/15/28 § 290,000 290,620
4.404% due 09/08/28  830,000 828,961
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 198,270
4.837% due 09/10/28  400,000 400,746
5.501% due 08/09/28  590,000 595,319
5.674% due 03/12/28  490,000 494,002
5.690% due 03/12/30  420,000 428,795
a
Principal
Amount Value
Blackstone Private Credit Fund
3.250% due 03/15/27  $ 60,000 $ 59,265
BNP Paribas SA (France)
4.792% due 05/09/29 ~ 690,000 690,710
Brown & Brown, Inc.
4.600% due 12/23/26  90,000 90,056
4.700% due 06/23/28  50,000 49,997
Canadian Imperial Bank of Commerce
(Canada)
4.857% due 03/30/29  660,000 662,721
Capital One Financial Corp.
1.878% due 11/02/27  570,000 564,779
4.927% due 05/10/28  330,000 330,822
7.149% due 10/29/27  840,000 846,760
Citigroup, Inc.
3.070% due 02/24/28  710,000 703,376
3.887% due 01/10/28  440,000 438,546
5.174% due 02/13/30  479,000 484,169
Citizens Bank NA
4.575% due 08/09/28  400,000 400,000
Cooperatieve Rabobank UA (Netherlands)
5.564% due 02/28/29 ~ 310,000 314,913
Corebridge Financial, Inc.
3.650% due 04/05/27  700,000 695,573
Crown Castle, Inc.
1.050% due 07/15/26  300,000 299,622
Danske Bank AS (Denmark)
4.298% due 04/01/28 ~ 680,000 679,234
5.427% due 03/01/28 ~ 700,000 704,525
Deutsche Bank AG (Germany)
2.552% due 01/07/28  600,000 594,107
5.373% due 01/10/29  435,000 439,326
5.706% due 02/08/28  450,000 453,250
7.146% due 07/13/27  670,000 670,552
Equitable America Global Funding
4.650% due 06/09/28 ~ 630,000 628,859
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 59,940
1.400% due 08/27/27 ~ 520,000 501,496
4.875% due 11/19/27 ~ 670,000 672,229
First-Citizens Bank & Trust Co.
5.097% due 07/13/29  363,000 363,536
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 300,000 306,790
Goldman Sachs Group, Inc.
1.948% due 10/21/27  260,000 257,989
2.640% due 02/24/28  430,000 424,858
3.691% due 06/05/28  620,000 614,806
4.148% due 01/21/29  410,000 406,532
HPS Corporate Lending Fund
4.900% due 09/11/28  553,000 542,123
5.150% due 04/02/29 ~ 199,000 194,954
5.300% due 06/05/27  120,000 120,119
5.450% due 01/14/28  490,000 488,281
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  550,000 544,238
5.597% due 05/17/28  530,000 534,673
5.887% due 08/14/27  690,000 691,008
7.390% due 11/03/28  650,000 673,140
Huntington Bancshares, Inc.
4.443% due 08/04/28  630,000 628,965

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Huntington National Bank
4.353% (SOFR + 0.720%)
due 04/12/28 § $ 250,000 $ 250,120
4.871% due 04/12/28  440,000 440,919
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 210,000 208,634
5.000% due 06/29/30 ~ 386,000 386,509
Jackson Financial, Inc.
5.170% due 06/08/27  690,000 692,842
Jackson National Life Global Funding
4.603% (SOFR + 0.970%)
due 01/14/28 ~ § 300,000 299,662
4.900% due 01/13/27 ~ 237,000 237,449
5.550% due 07/02/27 ~ 330,000 333,063
JPMorgan Chase & Co.
2.069% due 06/01/29  370,000 352,791
2.182% due 06/01/28 † 710,000 695,247
4.408% due 04/23/30  400,000 396,649
5.012% due 01/23/30  808,000 813,572
6.070% due 10/22/27  330,000 331,620
6.087% due 10/23/29  650,000 669,869
Lloyds Banking Group PLC (United Kingdom)
3.750% due 03/18/28  220,000 218,878
5.462% due 01/05/28  590,000 593,052
5.871% due 03/06/29  570,000 581,080
LPL Holdings, Inc.
4.900% due 04/03/28  102,000 102,089
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.592% due 04/18/30  560,000 557,325
Mizuho Financial Group, Inc. (Japan)
due 07/13/30 # 710,000 709,016
1.554% due 07/09/27  820,000 819,438
5.414% due 09/13/28  690,000 697,358
Morgan Stanley
3.591% due 07/22/28 § 580,000 573,705
3.772% due 01/24/29  910,000 897,753
4.133% due 10/18/29  534,000 526,768
4.238% due 01/09/30  310,000 305,989
5.173% due 01/16/30  680,000 686,210
5.656% due 04/18/30  660,000 674,301
Nationwide Building Society (United Kingdom)
6.557% due 10/18/27 ~ 330,000 331,888
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28 † 550,000 543,062
4.735% (SOFR + 1.100%)
due 05/23/29 § 280,000 281,827
4.892% due 05/18/29  390,000 391,119
5.516% due 09/30/28  300,000 303,490
5.583% due 03/01/28  530,000 533,887
PNC Financial Services Group, Inc.
4.618% due 10/26/29  610,000 608,616
5.102% due 07/23/27  700,000 700,207
5.300% due 01/21/28  460,000 461,988
6.615% due 10/20/27  670,000 674,269
Principal Life Global Funding II
4.650% due 05/18/29 ~ 670,000 668,227
Regions Bank
4.755% due 07/27/29  250,000 250,115
RGA Global Funding
4.350% due 08/25/28 ~ † 726,000 720,234
5.448% due 05/24/29 ~ 240,000 244,151
a
Principal
Amount Value
Royal Bank of Canada (Canada)
4.327% (SOFR + 0.700%)
due 11/03/28 § $ 630,000 $ 631,117
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ † 510,000 511,263
Sixth Street Lending Partners
6.500% due 03/11/29 † 320,000 326,817
Societe Generale SA (France)
due 07/07/29 # ~ 480,000 479,950
5.249% due 05/22/29 ~ 260,000 261,925
5.500% due 04/13/29 ~ 623,000 629,983
Standard Chartered PLC (United Kingdom)
4.299% due 01/13/30 ~ 288,000 284,386
6.301% due 01/09/29 ~ 560,000 572,632
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/28 ~ 200,000 198,604
Sumisho Air Lease Corp.
2.200% due 01/15/27  330,000 325,811
4.400% due 03/24/28 ~ 419,000 416,900
4.500% due 03/24/29 ~ 79,000 78,349
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  300,000 299,332
Truist Financial Corp.
1.125% due 08/03/27  300,000 289,790
4.873% due 01/26/29  590,000 592,623
5.435% due 01/24/30  570,000 579,592
U.S. Bancorp
5.384% due 01/23/30  380,000 386,504
6.787% due 10/26/27  650,000 654,805
U.S. Bank NA
4.538% (SOFR + 0.910%)
due 05/15/28 § 350,000 351,097
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 250,000 249,128
4.214% due 04/10/30 ~ 290,000 285,268
4.703% due 08/05/27 ~ 700,000 700,006
6.442% due 08/11/28 ~ 250,000 255,046
VICI Properties LP
4.750% due 02/15/28  600,000 599,985
4.750% due 04/01/28  15,000 14,992
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 760,000 758,604
Wells Fargo & Co.
2.393% due 06/02/28  700,000 686,169
3.526% due 03/24/28  700,000 694,941
4.900% due 01/24/28  203,000 203,476
4.970% due 04/23/29  420,000 422,113
5.707% due 04/22/28  510,000 514,657
6.303% due 10/23/29  630,000 651,777
Western-Southern Global Funding
4.250% due 01/29/29 ~ 508,000 502,107
71,462,152
Industrial - 1.2%
Amrize Finance U.S. LLC
4.600% due 04/07/27  83,000 83,115
Boeing Co.
2.700% due 02/01/27  720,000 712,229
5.040% due 05/01/27  330,000 330,987
6.259% due 05/01/27  70,000 70,941
CNH Industrial Capital LLC
1.450% due 07/15/26  360,000 359,606
4.500% due 10/08/27  577,000 576,780
4.750% due 03/21/28  320,000 320,827

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Ingersoll Rand, Inc.
5.197% due 06/15/27  $ 360,000 $ 362,249
2,816,734
Technology - 1.1%
Dell International LLC/EMC Corp.
4.150% due 02/15/29  319,000 315,344
4.900% due 10/01/26  640,000 640,274
5.250% due 02/01/28  200,000 202,205
Leidos, Inc.
4.100% due 03/15/29  171,000 168,232
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  396,000 393,137
Oracle Corp.
4.738% (SOFR + 1.110%)
due 02/04/29 § 650,000 649,655
4.800% due 08/03/28  360,000 359,307
2,728,154
Utilities - 2.2%
AES Corp.
5.200% due 07/15/29  31,000 31,182
5.450% due 06/01/28 † 577,000 583,532
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 200,000 195,802
DTE Energy Co.
4.875% due 06/01/28  365,000 366,651
Duke Energy Corp.
4.850% due 01/05/29  300,000 301,789
Duquesne Light Holdings, Inc.
3.616% due 08/01/27 ~ 100,000 98,889
Emera U.S. Finance LLC
4.500% due 04/01/29  714,000 709,224
ENEL Finance International NV (Italy)
3.500% due 04/06/28 ~ 410,000 402,470
4.125% due 09/30/28 ~ 200,000 197,650
Exelon Corp.
5.150% due 03/15/29  190,000 192,624
FirstEnergy Corp.
3.900% due 07/15/27  510,000 507,194
FirstEnergy Transmission LLC
4.550% due 01/15/30  200,000 198,594
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  133,000 133,341
NiSource, Inc.
5.250% due 03/30/28  560,000 566,406
Pacific Gas & Electric Co.
2.100% due 08/01/27  183,000 178,225
5.450% due 06/15/27  300,000 302,351
Pinnacle West Capital Corp.
4.900% due 05/15/28  40,000 40,157
Southern Co.
5.500% due 03/15/29  40,000 40,914
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 318,000 318,483
5,365,478
Total Corporate Bonds & Notes
    (Cost $108,619,356) 108,448,133
a
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 3.4%
Collateralized Mortgage Obligations - Commercial - 3.2%
ALA Trust
5.369% (SOFR + 1.743%)
due 06/15/40 ~ § $ 190,000 $ 191,105
ARES Commercial Mortgage Trust
4.875% (SOFR + 1.250%)
due 02/15/43 ~ § 100,000 100,129
Benchmark Mortgage Trust
3.042% due 08/15/52  127,034 124,439
BLP Commercial Mortgage Trust
4.968% (SOFR + 1.342%)
due 03/15/41 ~ § 152,203 152,514
Bridge Commercial Mortgage Trust
4.850% (SOFR + 1.250%)
due 06/15/39 ~ § 600,000 601,731
BX Commercial Mortgage Trust
4.825% (SOFR + 1.200%)
due 03/15/43 ~ § 253,174 253,489
4.918% (SOFR + 1.293%)
due 12/15/39 ~ § 345,995 346,980
4.975% (SOFR + 1.350%)
due 04/15/43 ~ § 172,000 172,350
5.005% (SOFR + 1.380%)
due 04/15/43 ~ § 214,963 215,930
5.017% (SOFR + 1.392%)
due 03/15/41 ~ § 175,679 176,098
5.067% (SOFR + 1.442%)
due 02/15/39 ~ § 77,091 77,323
5.069% (SOFR + 1.443%)
due 04/15/40 ~ § 122,397 122,622
BX Trust
due 07/15/43 # ~ § 215,000 215,269
4.769% (SOFR + 1.144%)
due 03/15/30 ~ § 602,472 601,949
4.775% (SOFR + 1.150%)
due 02/15/35 ~ § 383,000 382,483
4.825% (SOFR + 1.200%)
due 05/15/38 ~ § 333,639 334,883
5.019% (SOFR + 1.393%)
due 03/15/30 ~ § 27,955 27,919
5.067% (SOFR + 1.442%)
due 04/15/41 ~ § 574,515 575,921
5.116% (SOFR + 1.491%)
due 04/15/37 ~ § 39,648 39,699
CD Mortgage Trust
3.514% due 05/10/50 § 321,000 318,059
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 100,357
Extended Stay America Trust
4.825% (SOFR + 1.200%)
due 02/15/43 ~ § 307,310 308,064
4.925% (SOFR + 1.300%)
due 10/15/42 ~ § 582,696 584,664
GS Mortgage Securities Trust
4.106% due 07/10/51 § 58,569 58,303
HAVN Trust
5.325% (SOFR + 1.700%)
due 10/15/35 ~ § 54,000 54,087
Hilton USA Trust
4.333% due 11/05/38 ~ § 100,000 99,802
JPMDB Commercial Mortgage Securities Trust
3.409% due 10/15/50  118,000 116,090

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.492% due 03/15/50  $ 21,073 $ 21,010
Morgan Stanley Capital I Trust
1.925% due 07/15/53  259,576 243,871
PLYM Commercial Mortgage Trust
4.875% (SOFR + 1.250%)
due 03/15/43 ~ § 419,000 419,801
5.075% (SOFR + 1.450%)
due 03/15/43 ~ § 100,000 100,181
TCO Commercial Mortgage Trust
4.868% (SOFR + 1.243%)
due 12/15/39 ~ § 301,000 301,386
Wells Fargo Commercial Mortgage Trust
3.063% due 12/15/52  39,471 38,553
3.933% due 03/15/52  182,690 181,022
5.270% due 03/15/38 ~ § 100,000 99,580
7,757,663
Collateralized Mortgage Obligations - Residential - 0.2%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 55,694 55,163
OBX Trust
5.364% due 03/25/63 ~ § 290,086 289,996
OLIT Trust
3.000% due 11/25/38 ~ § 56,829 55,538
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 39,364 38,630
3.000% due 06/25/39 ~ § 100,000 97,958
537,285
Total Mortgage-Backed Securities
    (Cost $8,271,720) 8,294,948
ASSET-BACKED SECURITIES - 17.3%
Automobile Other - 1.1%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 100,000 98,446
Exeter Automobile Receivables Trust
4.400% due 05/15/30  160,000 159,852
4.700% due 03/17/31  360,000 359,633
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  75,000 75,287
5.480% due 04/15/29 ~ 400,000 402,991
GMF Floorplan Owner Revolving Trust
4.343% (SOFR + 0.750%)
due 03/15/29 ~ § 125,000 125,289
4.790% due 03/15/29 ~ 100,000 100,182
4.910% due 03/15/30 ~ 145,000 145,595
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  195,000 195,560
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 138,891 139,579
5.038% due 07/25/31 ~ 11,720 11,787
5.121% due 12/29/32 ~ 100,474 100,969
5.185% due 07/25/31 ~ 53,911 54,192
Volkswagen Auto Lease Trust
4.010% due 01/22/29  645,000 643,044
2,612,406
Automobile Sequential - 6.9%
Ally Auto Receivables Trust
3.960% due 03/15/30  20,000 19,931
a
Principal
Amount Value
ARI Fleet Lease Trust
4.590% due 03/15/34 ~ $ 153,541 $ 153,830
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 125,000 123,251
4.770% due 02/20/29 ~ 500,000 501,414
4.800% due 08/20/29 ~ 100,000 100,086
4.820% due 04/20/31 ~ 100,000 100,169
BMW Vehicle Lease Trust
4.430% due 06/26/28  419,000 419,648
Capital One Prime Auto Receivables Trust
3.850% due 07/15/30  55,000 54,533
4.620% due 07/16/29  42,074 42,195
CarMax Auto Owner Trust
3.970% due 12/16/30  745,000 738,880
4.110% due 08/15/29  445,000 444,238
4.840% due 01/15/30  10,000 10,052
CarMax Select Receivables Trust
4.640% due 12/16/30  155,000 155,152
Carvana Auto Receivables Trust
4.040% due 11/11/30  235,000 233,887
4.550% due 08/12/30  145,000 145,274
4.640% due 01/10/30  159,634 159,955
Chase Auto Owner Trust
3.860% due 10/25/30 ~ 700,000 694,273
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 690,000 688,562
4.510% due 02/22/28 ~ 184,118 184,324
4.820% due 02/20/29 ~ 145,000 145,735
5.060% due 03/20/31 ~ 150,000 151,274
5.160% due 09/20/30 ~ 780,000 786,867
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 281,651 281,747
Ford Credit Auto Owner Trust
4.450% due 10/15/29  290,000 290,521
4.610% due 08/15/29  25,000 25,082
Ford Credit Floorplan Master Owner Trust A
4.343% (SOFR + 0.750%)
due 04/15/29 ~ § 425,000 426,243
4.630% due 04/15/30  650,000 652,245
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  380,000 380,766
GM Financial Consumer Automobile
Receivables Trust
5.450% due 06/16/28  203,160 203,994
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 650,000 646,466
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 344,000 345,957
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  300,000 300,919
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 630,000 631,921
Hyundai Auto Receivables Trust
4.360% due 12/17/29  270,000 270,187
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  5,000 5,023
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 190,000 189,833
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  190,000 190,297
4.740% due 01/16/29  29,241 29,278
SFS Auto Receivables Securitization Trust
4.120% due 04/21/31 ~ 650,000 647,503

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.440% due 12/20/30 ~ $ 175,000 $ 175,208
4.750% due 07/22/30 ~ 790,000 793,180
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 411,000 408,583
4.210% due 01/22/29 ~ 440,000 439,181
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 520,000 518,387
USAA Auto Owner Trust
3.950% due 12/17/29 ~ 650,000 647,483
USB Auto Owner Trust
4.490% due 06/17/30 ~ 70,000 70,111
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 120,430
Volkswagen Credit Auto Master Trust
4.710% due 05/20/31 ~ 420,000 421,991
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 380,000 377,338
4.410% due 05/18/40 ~ 282,498 282,225
4.570% due 01/18/40 ~ 568,665 569,719
World Omni Auto Receivables Trust
3.950% due 03/17/31  15,000 14,906
4.730% due 03/15/30  165,000 165,653
World Omni Select Auto Trust
4.080% due 08/15/31  40,000 39,761
16,615,668
Credit Card Bullet - 0.2%
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 400,000 402,179
5.530% due 05/15/29 ~ 260,000 260,865
663,044
Other Asset-Backed Securities - 9.1%
Affirm Asset Securitization Trust
4.270% due 04/15/31 ~ 569,408 569,256
4.450% due 10/15/30 ~ 191,123 191,275
Affirm Master Trust
4.370% due 02/15/34 ~ 350,000 348,247
4.990% due 02/15/33 ~ 475,000 476,937
AIMCO CLO (Cayman)
4.880% (SOFR + 1.200%)
due 04/16/37 ~ § 610,000 611,068
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 100,373 100,720
Bain Capital Credit CLO Ltd. (Cayman)
4.814% (SOFR + 1.150%)
due 04/22/35 ~ § 250,000 250,227
4.825% (SOFR + 1.150%)
due 04/20/34 ~ § 820,000 820,884
Barings CLO Ltd. (Cayman)
4.815% (SOFR + 1.140%)
due 01/20/36 ~ § 500,000 500,324
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 235,966 236,488
Benefit Street Partners CLO XXV Ltd. (Cayman)
4.673% (SOFR + 1.000%)
due 01/15/35 ~ § 311,000 310,678
Buckhorn Park CLO Ltd. (Cayman)
4.745% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,118
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 99,553
4.590% due 08/16/27 ~ 30,925 30,952
4.770% due 08/15/35 ~ 600,000 602,131
a
Principal
Amount Value
DLLAA LLC
4.950% due 09/20/29 ~ $ 735,000 $ 739,946
DLLAD LLC
5.300% due 07/20/29 ~ 633,000 639,116
DLLMT LLC
4.030% due 07/20/28 ~ 135,000 134,698
4.200% due 12/20/29 ~ 65,000 64,585
Dryden 108 CLO Ltd. (Jersey)
due 07/18/37 # ~ § 710,000 710,000
Dryden 68 CLO Ltd. (Cayman)
4.773% (SOFR + 1.100%)
due 07/15/35 ~ § 500,000 500,225
Dryden 75 CLO Ltd. (Cayman)
4.713% (SOFR + 1.040%)
due 04/14/34 ~ § 300,000 300,143
Flatiron CLO 19 Ltd. (Cayman)
4.829% (SOFR + 1.180%)
due 11/16/34 ~ § 152,333 152,482
Flatiron CLO 23 LLC
4.920% (SOFR + 1.240%)
due 04/17/36 ~ § 250,000 250,191
Flatiron CLO 28 Ltd. (Cayman)
4.753% (SOFR + 1.080%)
due 07/15/36 ~ § 250,000 250,187
Flatiron RR CLO 22 LLC
4.583% (SOFR + 0.910%)
due 10/15/34 ~ § 730,000 729,391
FTAI MRE Cayman Ltd. (Cayman)
5.632% due 06/15/51 ~ 250,000 250,115
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 259,628 259,534
4.930% due 06/25/60 ~ 22,754 22,800
Hartwick Park CLO Ltd. (Jersey)
4.835% (SOFR + 1.160%)
due 01/20/37 ~ § 630,000 630,411
HPEFS Equipment Trust
4.030% due 11/22/32 ~ 640,000 637,331
5.360% due 10/20/31 ~ 123,904 124,221
Invesco CLO Ltd. (Cayman)
4.744% (SOFR + 1.080%)
due 10/22/34 ~ § 250,000 250,214
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 680,000 682,132
5.260% due 11/15/28 ~ 142,174 143,174
M&T Equipment Notes
4.700% due 12/16/27 ~ 72,736 72,868
Madison Park Funding XLV Ltd. (Cayman)
4.753% (SOFR + 1.080%)
due 07/15/34 ~ § 650,000 650,692
Madison Park Funding XXVII Ltd. (Cayman)
4.575% (SOFR + 0.900%)
due 04/20/38 ~ § 187,500 187,599
Magnetite XXI Ltd. (Cayman)
4.611% (SOFR + 0.980%)
due 04/20/34 ~ § 680,000 680,175
Magnetite XXIII Ltd. (Cayman)
4.657% (SOFR + 0.990%)
due 01/25/35 ~ § 660,000 660,522
Marlette Funding Trust
4.750% due 07/16/35 ~ 8,923 8,927
4.950% due 07/16/35 ~ 250,000 250,014

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
4.706% (SOFR + 1.040%)
due 07/23/36 ~ § $ 840,000 $ 840,586
OHA Credit Funding 22 Ltd. (Cayman)
5.005% (SOFR + 1.330%)
due 07/20/38 ~ § 250,000 250,188
Oportun Issuance Trust
4.320% due 01/09/34 ~ 100,000 99,108
4.490% due 07/08/33 ~ 241,000 239,847
4.880% due 05/09/33 ~ 130,000 129,934
Palmer Square Loan Funding Ltd. (Cayman)
4.613% (SOFR + 0.940%)
due 07/15/33 ~ § 245,506 245,506
4.823% (SOFR + 1.150%)
due 01/15/33 ~ § 484,000 483,155
PEAC Solutions Receivables LLC
4.390% due 07/20/33 ~ 30,000 29,786
4.940% due 10/20/28 ~ 32,435 32,526
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 229,698 228,123
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 597,332 599,707
RCKT Trust
4.480% due 11/27/34 ~ 45,584 45,614
4.900% due 07/25/34 ~ 24,060 24,096
Reach ABS Trust
4.340% due 02/15/35 ~ 111,841 111,750
4.930% due 08/18/32 ~ 91,509 91,704
RKTL Trust
4.070% due 02/26/35 ~ 353,712 353,018
4.330% due 02/26/35 ~ 280,000 277,663
Sixth Street CLO XIX Ltd. (Cayman)
4.680% (SOFR + 1.000%)
due 07/17/38 ~ § 260,000 260,162
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 302,826 302,525
4.470% due 08/15/34 ~ 40,973 40,989
Upstart Securitization Trust
4.600% due 09/20/35 ~ 180,277 180,155
Valley Stream Park CLO Ltd. (Jersey)
4.865% (SOFR + 1.190%)
due 01/20/37 ~ § 950,000 950,965
Verdant Receivables LLC
4.850% due 03/13/28 ~ 64,351 64,493
Verizon Master Trust
4.620% due 11/20/30  250,000 251,068
4.710% due 01/21/31  230,000 231,397
Voya CLO Ltd. (Cayman)
4.675% (SOFR + 1.000%)
due 01/20/38 ~ § 178,571 178,676
21,923,292
Total Asset-Backed Securities
    (Cost $41,856,180) 41,814,410
U.S. TREASURY OBLIGATIONS - 9.3%
U.S. Treasury Notes - 9.3%
3.500% due 09/30/26 ‡ 11,258,500 11,249,083
a
Principal
Amount Value
4.250% due 03/15/27  $ 11,170,200 $ 11,189,445
22,438,528
Total U.S. Treasury Obligations
    (Cost $22,446,566) 22,438,528
SHORT-TERM INVESTMENTS - 17.1%
U.S. Treasury Bills - 17.1%
3.874% due 10/29/26  7,000,000 6,912,354
3.875% due 11/12/26 ‡ 16,700,000 16,466,834
3.977% due 12/24/26  18,200,000 17,859,067
41,238,255
Total Short-Term Investments
(Cost $41,253,476) 41,238,255
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 92.1%
    (Cost $222,447,298) 222,234,274
Shares
SECURITIES LENDING COLLATERAL - 2.2%
Mutual Funds - 0.8%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 1,873,710 1,873,710
Principal
Amount
Repurchase Agreements - 1.4%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$2,318,379; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $2,364,748) $ 2,318,144 2,318,144
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$1,075,571; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $1,098,503) 1,074,013 1,074,013
3,392,157
Total Securities Lending Collateral
(Cost $5,265,867) 5,265,867
a
TOTAL INVESTMENTS - 94.3%
(Cost $227,713,165) 227,500,141
DERIVATIVES - 1.9% 4,528,791
OTHER ASSETS & LIABILITIES, NET -  3.8% 9,150,086
NET ASSETS - 100.0% $ 241,179,018

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $802,199 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
(d) As of June 30, 2026, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Corporate Bonds & Notes 45 .0%
Asset-Backed Securities 17 .3%
Short-Term Investments 17 .1%
U.S. Treasury Obligations 9 .3%
Mortgage-Backed Securities 3 .4%
Others (each less than 3.0%) 2 .2%
94 .3%
Derivatives 1 .9%
Other Assets & Liabilities, Net 3 .8%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 09/26 56 $ 8,323,482 $ 8,527,680 $ 204,198
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/26 60 12,383,803 12,367,969 15,834
Total Futures Contracts $ 220,032
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 2000 Total Return Index SOFR + 0.535% S BOA 07/15/26 $ 48,214,294 $ 909,794 $ – $ 909,794
Russell 2000 Total Return Index SOFR + 0.540% S GSC 07/15/26 26,059,573 491,685 – 491,685
Russell 2000 Total Return Index SOFR + 0.515% S BOA 10/15/26 72,329,610 1,365,448 – 1,365,448
Russell 2000 Total Return Index SOFR + 0.560% S GSC 01/15/27 46,890,892 884,333 – 884,333
Russell 2000 Total Return Index SOFR + 0.200% S BOA 04/15/27 34,588,160 657,499 – 657,499
$ 4,308,759 $ – $ 4,308,759
Total Swap Agreements $ 4,308,759 $ – $ 4,308,759
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 4,308,759
Liabilities – –
$ – $ 4,308,759

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(e) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 108,448,133 $ – $ 108,448,133 $ –
Mortgage-Backed Securities 8,294,948 – 8,294,948 –
Asset-Backed Securities 41,814,410 – 41,814,410 –
U.S. Treasury Obligations 22,438,528 – 22,438,528 –
Short-Term Investments 41,238,255 – 41,238,255 –
Securities Lending Collateral 5,265,867 1,873,710 3,392,157 –
Derivatives:
Equity Contracts
Futures 204,198 204,198 – –
Swaps 4,308,759 – 4,308,759 –
Total Equity Contracts 4,512,957 204,198 4,308,759 –
Interest Rate Contracts
Futures 15,834 15,834 – –
Total Asset - Derivatives 4,528,791 220,032 4,308,759 –
Total $ 232,028,932 $ 2,093,742 $ 229,935,190 $ –

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Communications - 0.0%
Gen Digital, Inc., Exp 04/17/27 * 1,685 $ 2,173
Total Rights
    (Cost $6,571) 2,173
COMMON STOCKS - 100.0%
Basic Materials - 3.8%
spacing
AdvanSix, Inc. 18,845 374,639
Cabot Corp. 34,065 3,093,783
Caledonia Mining Corp. PLC (South Africa)  8,449 161,376
Chemours Co. 73,395 1,506,065
Compass Minerals International, Inc. * 27,412 853,336
Ecovyst, Inc. * 73,207 911,427
FMC Corp. 97,213 1,117,950
Huntsman Corp. 104,229 1,106,912
Intrepid Potash, Inc. * 8,342 273,451
Kaiser Aluminum Corp. 3,397 664,555
Koppers Holdings, Inc. 10,732 481,867
Magnera Corp. * 10,937 128,510
Mativ Holdings, Inc. 42,369 320,733
NewMarket Corp. 3,519 2,784,374
Oil-Dri Corp. of America 6,526 667,022
Orion SA (Germany)  48,708 322,934
Rayonier Advanced Materials, Inc. * 43 338
Stepan Co. 12,388 690,259
Sylvamo Corp. 20,657 780,835
Tronox Holdings PLC 79,488 500,774
16,741,140
Communications - 5.5%
spacing
Advantage Solutions, Inc. * 673 29,101
AMC Global Media, Inc. Class A * 21,407 213,642
Array Digital Infrastructure, Inc. 8,721 316,223
ATN International, Inc. 5,459 144,609
Cable One, Inc. * 2,852 151,470
Cargurus, Inc. * 9,634 328,423
Cars.com, Inc. * 32,349 353,898
Entravision Communications Corp. Class A  22,663 295,526
ePlus, Inc. 2,906 241,866
Gambling.com Group Ltd. * (Malta)  1,211 2,301
Globalstar, Inc. * 8,871 721,124
Harmonic, Inc. * 62,324 1,017,751
IDT Corp. Class B  5,893 342,737
Iridium Communications, Inc. 61,526 3,374,701
Lands' End, Inc. * 4,644 48,669
Liberty Capital Corp. Class A * 1,823 39,924
Liberty Capital Corp. Class C * 21,822 470,482
Liberty Global Ltd. Class A * (Belgium)  86,066 978,570
Liberty Global Ltd. Class C * (Belgium)  77,616 853,776
Lyft, Inc. Class A * 89,997 1,314,856
Opendoor Technologies, Inc. * 121,388 560,813
Scholastic Corp. 12,172 559,912
Shenandoah Telecommunications Co. 12,432 187,475
TechTarget, Inc. * 8,760 31,536
Telephone & Data Systems, Inc. 61,258 2,267,159
Upwork, Inc. * 56,189 469,740
Versant Media Group, Inc. 3,047 109,722
Viasat, Inc. †* 62,409 5,604,952
Vistance Networks, Inc. * 84,177 1,075,782
Yelp, Inc. * 21,352 523,551
a Shares Value
Ziff Davis, Inc. * 24,058 $ 1,259,917
23,890,208
Consumer, Cyclical - 20.9%
spacing
Abercrombie & Fitch Co. Class A * 21,808 1,962,938
Academy Sports & Outdoors, Inc. 31,153 1,468,241
Accel Entertainment, Inc. * 25,551 322,198
Alaska Air Group, Inc. * 59,775 3,120,255
Allegiant Travel Co. * 16,452 1,934,755
American Eagle Outfitters, Inc. 80,471 1,384,101
Arhaus, Inc. 22,217 187,067
Barnes & Noble Education, Inc. * 7,000 87,920
Beazer Homes USA, Inc. * 7,821 219,379
BJ's Restaurants, Inc. * 10,839 658,307
Bloomin' Brands, Inc. 31,007 283,404
Blue Bird Corp. †* 18,316 1,446,231
Boyd Gaming Corp. 22,809 2,014,719
Brunswick Corp. 27,927 2,352,571
Buckle, Inc. 12,411 523,744
Build-A-Bear Workshop, Inc. 6,279 192,200
Caleres, Inc. 18,901 233,805
Callaway Golf Co. * 33,771 634,557
CarMax, Inc. * 66,208 3,501,741
Carter's, Inc. 17,858 735,035
Central Garden & Pet Co. * 4,919 218,109
Central Garden & Pet Co. Class A * 31,046 1,203,653
Century Communities, Inc. 11,062 792,703
Cheesecake Factory, Inc. 17,812 1,416,767
Citi Trends, Inc. * 515 29,788
Clarus Corp. 5,690 17,924
Clean Energy Fuels Corp. * 43,185 88,529
Columbia Sportswear Co. 9,442 583,704
Commercial Vehicle Group, Inc. * 12,652 58,452
Cracker Barrel Old Country Store, Inc. 11,762 626,915
Crocs, Inc. * 21,433 2,585,677
Daktronics, Inc. * 25,549 499,738
Dana, Inc. 64,569 1,756,923
Designer Brands, Inc. Class A  22,893 133,466
Ermenegildo Zegna NV †(Italy)  32,046 417,239
Ethan Allen Interiors, Inc. 12,408 277,195
Flexsteel Industries, Inc. 2,986 222,397
Forestar Group, Inc. * 12,107 383,187
Fossil Group, Inc. * 29,391 121,679
G-III Apparel Group Ltd. 18,000 606,780
Genesco, Inc. * 3,551 119,917
Gentex Corp. 69,762 1,762,886
Gentherm, Inc. * 14,398 491,116
Global Industrial Co. 466 15,592
Gold.com, Inc. 12,640 525,950
Goodyear Tire & Rubber Co. * 166,211 1,096,993
Hamilton Beach Brands Holding Co. Class A  841 19,368
Harley-Davidson, Inc. † 56,565 1,383,580
Haverty Furniture Cos., Inc. 5,136 131,122
Hovnanian Enterprises, Inc. Class A * 1,614 229,850
IMAX Corp. * 5,982 238,443
Interface, Inc. 33,290 1,193,114
KB Home 22,780 1,425,800
Kewaunee Scientific Corp. * 1,623 57,649
Kohl's Corp. 66,517 1,178,681
La-Z-Boy, Inc. 20,310 814,837
Lear Corp. 23,624 3,167,033
Leggett & Platt, Inc. 13,969 163,577
Life Time Group Holdings, Inc. * 63,193 2,580,802
Lifetime Brands, Inc. 6,122 52,221

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Lithia Motors, Inc. 8,736 $ 2,537,721
Lovesac Co. * 4,426 73,870
Macy's, Inc. 139,441 3,283,836
Malibu Boats, Inc. Class A * 8,735 239,601
Marcus Corp. 16,459 386,128
MarineMax, Inc. * 9,706 355,434
Methode Electronics, Inc. 16,180 306,935
Miller Industries, Inc. 6,701 342,756
Monarch Casino & Resort, Inc. 6,287 827,432
Motorcar Parts of America, Inc. * 4,371 66,964
Movado Group, Inc. 8,690 341,604
Nu Skin Enterprises, Inc. Class A  22,510 118,853
Oxford Industries, Inc. 6,876 239,766
PC Connection, Inc. 1,140 83,209
Phinia, Inc. 19,346 1,593,530
Polaris, Inc. 20,091 1,375,028
PriceSmart, Inc. 13,289 2,595,873
Pursuit Attractions & Hospitality, Inc. * 9,619 538,375
PVH Corp. 21,354 1,585,748
RCI Hospitality Holdings, Inc. 5,957 162,745
Republic Airways Holdings, Inc. †* 4,298 90,301
Rocky Brands, Inc. 1,263 52,086
Rush Enterprises, Inc. Class A  40,772 2,975,744
Rush Enterprises, Inc. Class B  4,136 316,404
Sally Beauty Holdings, Inc. * 39,346 556,352
ScanSource, Inc. * 3,854 200,755
Shoe Station Group, Inc. 12,865 190,788
Signet Jewelers Ltd. (NYSE) 18,087 1,559,099
SkyWest, Inc. * 23,479 2,332,169
Sonic Automotive, Inc. Class A  4,496 381,216
Strattec Security Corp. * 2,186 178,050
Super Group SGHC Ltd. (Guernsey)  74,193 1,005,315
Superior Group of Cos., Inc. 5,735 75,243
Taylor Morrison Home Corp. * 38,689 2,775,549
Tile Shop Holdings, Inc. * 618 1,854
Titan Machinery, Inc. * 12,490 263,789
Universal Electronics, Inc. * 3,090 14,739
Urban Outfitters, Inc. * 28,620 2,028,013
Vera Bradley, Inc. * 5,609 21,819
VF Corp. 143,439 2,392,563
Victoria's Secret & Co. * 26,311 2,196,442
Virco Mfg. Corp. 5,333 32,745
Visteon Corp. 12,228 1,213,140
YETI Holdings, Inc. * 30,384 1,505,831
Zumiez, Inc. * 6,334 112,745
91,480,683
Consumer, Non-Cyclical - 11.3%
spacing
Acadia Healthcare Co., Inc. * 49,034 1,447,974
ACCO Brands Corp. 47,745 198,619
Acme United Corp. 1,232 58,791
Alarm.com Holdings, Inc. * 18,090 845,165
American Public Education, Inc. * 8,874 476,534
Amphastar Pharmaceuticals, Inc. * 19,085 385,135
Andersons, Inc. 2,121 145,076
ANI Pharmaceuticals, Inc. * 9,570 792,205
Avanos Medical, Inc. * 5,235 130,247
Barrett Business Services, Inc. 5,633 200,084
Bioventus, Inc. Class A * 23,269 219,659
Boston Beer Co., Inc. Class A * 4,731 837,529
Cal-Maine Foods, Inc. 27,659 2,228,209
Catalyst Pharmaceuticals, Inc. * 64,489 2,026,889
Clarivate PLC * 149,458 322,829
Collegium Pharmaceutical, Inc. * 16,979 614,640
a Shares Value
CorMedix, Inc. * 14,879 $ 116,800
Cross Country Healthcare, Inc. * 3,120 41,215
Del Monte Corp. 23,442 654,266
Dole PLC 5,405 74,157
Edgewell Personal Care Co. 20,581 552,806
Emergent BioSolutions, Inc. * 33,456 280,361
Ennis, Inc. 6,424 136,510
Enovis Corp. * 18,939 392,037
EquipmentShare.com, Inc. Class A †* 9,182 180,518
Green Dot Corp. Class A * 25,328 342,181
Grocery Outlet Holding Corp. * 15,534 155,029
Harmony Biosciences Holdings, Inc. * 30,336 1,104,534
Healthcare Services Group, Inc. * 37,625 924,070
Helen of Troy Ltd. * 13,304 386,747
Honest Co., Inc. * 43,242 158,266
InfuSystem Holdings, Inc. * 4,560 44,004
Ingles Markets, Inc. Class A  9,821 869,944
Ingredion, Inc. 31,952 3,026,174
Innoviva, Inc. * 7,697 174,799
J&J Snack Foods Corp. 6,597 484,550
John B Sanfilippo & Son, Inc. 4,381 376,722
Kelly Services, Inc. Class A  15,924 195,547
Keros Therapeutics, Inc. * 1,964 21,015
Kforce, Inc. 11,081 519,921
Korn Ferry 8,514 566,862
Lantheus Holdings, Inc. * 41,011 4,549,760
Lincoln Educational Services Corp. * 12,384 617,962
LivaNova PLC * 27,422 2,254,911
Medifast, Inc. * 2,092 22,196
MGP Ingredients, Inc. 3,208 56,204
Mission Produce, Inc. * 21,712 255,985
Monte Rosa Therapeutics, Inc. * 2,781 67,300
National HealthCare Corp. 2,705 571,729
Natural Grocers by Vitamin Cottage, Inc.
Class C  9,792 303,748
Nature's Sunshine Products, Inc. * 8,629 188,112
NPK International, Inc. * 43,989 699,865
Oscar Health, Inc. Class A * 66,330 1,891,732
Pacira BioSciences, Inc. * 14,209 360,482
PACS Group, Inc. * 31,525 1,344,226
Payoneer Global, Inc. * 485 3,453
Perdoceo Education Corp. 31,578 1,010,496
Perrigo Co. PLC 64,816 673,438
Prestige Consumer Healthcare, Inc. * 2,749 129,945
Progyny, Inc. * 16,791 484,085
Puma Biotechnology, Inc. * 22,765 184,624
Q32 Bio, Inc. †* 6,223 79,281
Quanex Building Products Corp. 34,888 649,615
QuidelOrtho Corp. * 34,861 610,590
Rigel Pharmaceuticals, Inc. * 11,568 452,540
Seaboard Corp. 106 473,219
Seneca Foods Corp. Class A * 3,728 648,448
SIGA Technologies, Inc. 8,273 30,114
Spectrum Brands Holdings, Inc. 17,034 1,460,666
Stride, Inc. * 15,725 1,356,124
Target Hospitality Corp. * 18,750 381,750
Teladoc Health, Inc. * 73,063 619,574
United Natural Foods, Inc. * 47,626 2,175,080
Universal Technical Institute, Inc. * 12,491 534,240
Upbound Group, Inc. 18,597 394,628
USCB Financial Holdings, Inc. 1,742 35,641
Village Farms International, Inc. * (Canada)  29,491 58,982
Village Super Market, Inc. Class A  6,289 265,270

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Weis Markets, Inc. 8,208 $ 642,769
49,247,404
Energy - 12.5%
spacing
Amplify Energy Corp. * 29,324 116,709
Archrock, Inc. 60,327 2,455,912
BKV Corp. * (Thailand)  2,654 72,613
Bristow Group, Inc. 11,916 492,369
California Resources Corp. 17,374 918,563
Civeo Corp. * 6,972 244,020
CNX Resources Corp. * 56,395 1,913,482
Comstock Resources, Inc. * 27,575 411,419
Core Natural Resources, Inc. 19,709 1,577,114
Crescent Energy Co. Class A  165,143 1,621,704
DMC Global, Inc. * 2,158 12,538
Evolution Petroleum Corp. 8,487 31,232
Expro Group Holdings NV * 41,864 618,331
Forum Energy Technologies, Inc. * 3,872 194,491
FutureFuel Corp. 389 1,758
Gran Tierra Energy, Inc. * (Colombia)  28,874 180,462
Granite Ridge Resources, Inc. 33,697 148,604
Gulfport Energy Corp. * 5,955 1,010,563
Hallador Energy Co. * 16,508 287,074
Helix Energy Solutions Group, Inc. * 62,589 547,028
Helmerich & Payne, Inc. 34,176 1,118,922
HighPeak Energy, Inc. † 14,932 104,375
Innovex International, Inc. * 18,395 456,196
Kimbell Royalty Partners LP 33,960 493,439
Kodiak Gas Services, Inc. 29,423 2,210,550
Kosmos Energy Ltd. * (Ghana)  308,896 651,771
Liberty Energy, Inc. 66,232 1,734,616
Magnolia Oil & Gas Corp. Class A  86,047 2,201,082
Matador Resources Co. 41,261 2,053,973
Matrix Service Co. * 11,870 162,619
Murphy Oil Corp. 63,442 2,065,672
Nabors Industries Ltd. * 8,674 728,703
Natural Gas Services Group, Inc. 4,355 187,875
Noble Corp. PLC 50,534 1,884,918
Northern Oil & Gas, Inc. † 55,307 1,003,822
NOV, Inc. 116,327 2,157,866
Oceaneering International, Inc. * 35,514 1,439,027
Oil States International, Inc. * 27,873 223,263
Par Pacific Holdings, Inc. * 19,000 1,065,520
Patterson-UTI Energy, Inc. 203,321 1,866,487
Peabody Energy Corp. 25,613 592,173
ProFrac Holding Corp. Class A * 9,747 56,630
ProPetro Holding Corp. * 60,267 864,229
Ranger Energy Services, Inc. Class A  6,957 111,382
Riley Exploration Permian, Inc. 7,736 254,979
Ring Energy, Inc. * 55,314 59,739
RPC, Inc. 48,913 285,163
SandRidge Energy, Inc. 18,910 259,067
Seadrill Ltd. * (Norway)  20,606 779,319
Select Water Solutions, Inc. 39,798 795,164
SM Energy Co. 84,931 2,216,699
Smart Sand, Inc. 8,700 43,587
SolarEdge Technologies, Inc. †* 37,862 2,212,655
Summit Midstream Corp. * 2,412 68,694
SunCoke Energy, Inc. 50,061 402,991
Sunrun, Inc. * 16,502 220,797
Talos Energy, Inc. * 70,818 914,260
TETRA Technologies, Inc. * 53,823 609,815
Tidewater, Inc. * 16,013 1,066,946
Transocean Ltd. * 321,307 1,571,191
a Shares Value
VAALCO Energy, Inc. 66,997 $ 340,345
Valaris Ltd. * 21,425 1,555,455
Vitesse Energy, Inc. † 11,998 189,208
Weatherford International PLC 23,830 1,942,145
XPLR Infrastructure LP * 47,348 559,180
54,638,495
Financial - 28.4%
spacing
1st Source Corp. 6,050 493,559
ACNB Corp. 3,693 219,290
Alerus Financial Corp. 2,165 67,332
Amalgamated Financial Corp. 8,693 399,009
Amerant Bancorp, Inc. 14,422 368,049
American Coastal Insurance Corp. Class C  10,120 112,332
American Integrity Insurance Group, Inc. 4,961 93,416
AMERISAFE, Inc. 4,704 159,136
Ames National Corp. 1,662 49,212
Arrow Financial Corp. 4,725 193,678
Associated Banc-Corp. 61,529 1,893,247
Assured Guaranty Ltd. 13,330 1,068,533
Atlanticus Holdings Corp. * 3,088 315,748
Axis Capital Holdings Ltd. 21,617 2,322,530
Axos Financial, Inc. * 21,313 2,075,673
Banc of California, Inc. 54,864 1,120,872
Bancorp, Inc. * 16,179 1,013,453
Bank of Hawaii Corp. 15,668 1,276,785
Bank of NT Butterfield & Son Ltd. (Bermuda)  17,959 1,068,561
Bank OZK 42,079 2,191,895
Bank7 Corp. 1,056 51,691
BankUnited, Inc. 27,906 1,352,046
Bankwell Financial Group, Inc. 1,811 106,396
Banner Corp. 11,548 767,249
Bar Harbor Bankshares 123 4,645
BayCom Corp. 1,471 48,396
BCB Bancorp, Inc. 299 3,205
Bowhead Specialty Holdings, Inc. * 4,094 122,533
Bread Financial Holdings, Inc. 18,800 2,036,980
Bridgewater Bancshares, Inc. * 5,242 110,292
Brighthouse Financial, Inc. * 30,693 1,942,867
Burke & Herbert Financial Services Corp. 6,826 490,516
Business First Bancshares, Inc. 11,858 364,396
Byline Bancorp, Inc. 10,157 382,513
C&F Financial Corp. 970 77,600
California BanCorp 9,345 194,750
Camden National Corp. 6,670 361,647
Capital Bancorp, Inc. 3,038 106,695
Capital City Bank Group, Inc. 4,138 204,500
Capitol Federal Financial, Inc. 39,894 339,498
Carter Bankshares, Inc. 11,410 388,054
Cathay General Bancorp 23,477 1,455,339
Central BanCo, Inc. 2,056 62,461
Central Pacific Financial Corp. 10,016 382,611
ChoiceOne Financial Services, Inc. 3,854 131,036
Citizens Financial Services, Inc. 620 44,913
City Holding Co. 4,370 579,637
CNB Financial Corp. 11,089 373,810
CNO Financial Group, Inc. 38,150 1,944,887
Colony Bankcorp, Inc. 3,701 74,353
Columbia Banking System, Inc. 65,516 2,099,788
Commercial Bancgroup, Inc. 595 19,213
Community Trust Bancorp, Inc. 5,733 414,840
Community West Bancshares 6,203 166,613
ConnectOne Bancorp, Inc. 18,080 604,595
Credit Acceptance Corp. †* 1,543 982,490

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Customers Bancorp, Inc. * 12,690 $ 1,003,779
Dime Commercial Bancshares, Inc. 14,705 597,758
Donegal Group, Inc. Class A  3,980 75,063
Eagle Bancorp Montana, Inc. 954 22,829
Employers Holdings, Inc. 7,076 357,196
Enact Holdings, Inc. 11,251 514,283
Encore Capital Group, Inc. * 9,637 899,036
Enterprise Financial Services Corp. 13,486 888,458
Esquire Financial Holdings, Inc. 2,736 325,885
Essent Group Ltd. 33,672 2,164,436
Exzeo Group, Inc. * 11,502 194,039
F&G Annuities & Life, Inc. 11,518 306,264
Farmers & Merchants Bancorp, Inc. 1,692 51,741
Farmers National Banc Corp. 1,489 21,739
Federal Agricultural Mortgage Corp. Class C  3,469 691,268
Financial Institutions, Inc. 5,918 230,624
First American Financial Corp. 32,401 2,222,385
First BanCorp 64,678 1,686,155
First Bank 5,677 100,653
First Busey Corp. 32,123 947,629
First Business Financial Services, Inc. 3,554 224,506
First Community Corp. 2,095 68,465
First Financial Corp. 4,384 339,497
First Merchants Corp. 12,443 543,635
First Mid Bancshares, Inc. 7,577 364,378
First National Corp. 1,191 35,754
First United Corp. 2,599 114,642
Firstsun Capital Bancorp * 4,310 167,142
Five Star Bancorp 6,654 323,983
Franklin Financial Services Corp. 800 50,080
FS Bancorp, Inc. 1,455 63,147
Fulton Financial Corp. 73,313 1,773,441
Genworth Financial, Inc. * 106,397 1,007,580
Great Southern Bancorp, Inc. 3,986 312,542
Greenlight Capital Re Ltd. Class A * 6,623 107,160
Hancock Whitney Corp. 23,676 1,769,071
Hanmi Financial Corp. 10,040 325,296
Hanover Insurance Group, Inc. 10,584 2,266,246
Happen, Inc. * 48,970 1,015,638
HBT Financial, Inc. 2,314 74,025
HCI Group, Inc. 4,699 823,500
Heritage Insurance Holdings, Inc. * 9,696 252,872
Hingham Institution For Savings 645 198,112
Home Bancorp, Inc. 1,963 134,505
HomeTrust Bancshares, Inc. 6,327 315,654
Hope Bancorp, Inc. 36,377 497,637
Horace Mann Educators Corp. 15,974 825,057
Howard Hughes Holdings, Inc. * 16,466 1,177,154
Independent Bank Corp. (IBCP US) 7,230 260,786
International Bancshares Corp. 20,283 1,540,494
International Money Express, Inc. * 5,526 79,851
Investors Title Co. 309 84,567
Jackson Financial, Inc. Class A  19,240 1,969,984
James River Group Holdings, Inc. 10,743 47,269
Jefferson Capital, Inc. 11,149 217,071
Kearny Financial Corp. 9,146 86,521
Kingstone Cos., Inc. 6,755 128,548
Lakeland Financial Corp. 8,064 497,710
Lincoln National Corp. 38,918 1,375,751
Live Oak Bancshares, Inc. 12,904 526,999
Medallion Financial Corp. 5,800 59,218
Mercantile Bank Corp. 6,134 352,214
Merchants Bancorp 9,284 464,200
Mercury General Corp. 11,057 1,178,897
a Shares Value
Meridian Corp. 2,952 $ 59,129
Metrocity Bankshares, Inc. 8,031 288,233
Metropolitan Bank Holding Corp. 4,384 432,964
MGIC Investment Corp. 85,030 2,397,846
Mid Penn Bancorp, Inc. 3,687 128,455
Midland States Bancorp, Inc. 9,588 298,570
National Bank Holdings Corp. Class A  2,250 99,968
Navient Corp. 21,274 181,042
NB Bancorp, Inc. 1,424 30,089
NBT Bancorp, Inc. 14,333 707,620
Nelnet, Inc. Class A  4,687 624,918
NerdWallet, Inc. Class A * 5,816 53,798
NMI Holdings, Inc. * 31,740 1,304,197
Northeast Bank 3,003 397,988
Northfield Bancorp, Inc. 9,490 139,788
Northpointe Bancshares, Inc. 9,038 173,349
Northrim BanCorp, Inc. 8,596 238,453
Northwest Bancshares, Inc. 18,586 281,764
Oak Valley Bancorp 1,265 42,687
OceanFirst Financial Corp. 14,530 283,771
OFG Bancorp 16,455 807,447
Old Second Bancorp, Inc. 17,342 404,415
OneMain Holdings, Inc. 46,758 2,850,835
Onity Group, Inc. * 3,541 140,755
Oportun Financial Corp. * 15,886 90,709
Oppenheimer Holdings, Inc. Class A  4,442 468,809
Orange County Bancorp, Inc. 3,768 138,587
Origin Bancorp, Inc. 7,224 369,508
Orrstown Financial Services, Inc. 7,749 316,392
Palomar Holdings, Inc. * 10,360 1,309,400
Parke Bancorp, Inc. 3,336 110,622
Pathward Financial, Inc. 7,133 620,999
PCB Bancorp 848 24,058
Peapack-Gladstone Financial Corp. 4,768 225,669
Pelagos Insurance Capital Ltd. (United
Kingdom)  16,224 395,054
PennyMac Financial Services, Inc. 6,842 595,938
Peoples Bancorp of North Carolina, Inc. 1,523 65,626
Peoples Bancorp, Inc. 11,716 450,012
Peoples Financial Services Corp. 3,114 206,676
Plumas Bancorp 1,518 88,712
Ponce Financial Group, Inc. * 1,818 36,251
PRA Group, Inc. * 21,669 411,494
Preferred Bank 4,398 467,331
Primis Financial Corp. 6,464 105,816
Provident Financial Services, Inc. 49,530 1,170,889
QCR Holdings, Inc. 5,375 523,256
Radian Group, Inc. 56,089 2,112,873
RBB Bancorp 5,413 148,397
Red River Bancshares, Inc. 1,880 171,606
Regional Management Corp. 2,835 116,802
Republic Bancorp, Inc. Class A  6,322 571,698
S&T Bancorp, Inc. 8,906 437,106
Safety Insurance Group, Inc. 3,247 243,070
Selective Insurance Group, Inc. 21,796 2,114,430
ServisFirst Bancshares, Inc. 15,799 1,370,563
Shore Bancshares, Inc. 13,122 301,150
Sierra Bancorp 3,971 161,858
SiriusPoint Ltd. * 53,821 1,291,704
Skyward Specialty Insurance Group, Inc. * 15,136 883,186
Slide Insurance Holdings, Inc. * 30,706 594,775
SLM Corp. 76,617 1,987,445
SmartFinancial, Inc. 3,525 165,393
South Plains Financial, Inc. 5,686 244,981

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Southern Missouri Bancorp, Inc. 4,057 $ 309,184
Southside Bancshares, Inc. 5,000 175,950
StoneX Group, Inc. * 29,201 3,460,319
Texas Capital Bancshares, Inc. 15,340 1,584,008
Third Coast Bancshares, Inc. * 5,213 210,605
Timberland Bancorp, Inc. 1,435 64,302
Tiptree, Inc. 2,338 41,897
Tompkins Financial Corp. 5,820 550,106
TriCo Bancshares 9,149 492,674
Trupanion, Inc. * 3,955 97,965
TrustCo Bank Corp. 6,784 372,509
Trustmark Corp. 21,510 989,675
United Community Banks, Inc. 13,341 468,136
United Fire Group, Inc. 9,154 480,036
Unity Bancorp, Inc. 3,590 210,697
Universal Insurance Holdings, Inc. 11,010 455,374
Univest Financial Corp. 9,267 405,431
Valley National Bancorp 107,511 1,575,036
Velocity Financial, Inc. * 4,538 83,771
Victory Capital Holdings, Inc. Class A  18,122 1,523,335
Virtus Investment Partners, Inc. 2,402 344,687
WaFd, Inc. 27,201 1,043,702
Washington Trust Bancorp, Inc. 6,250 228,000
Waterstone Financial, Inc. 3,999 82,899
Webull Corp. * (Cayman)  44,680 291,314
West BanCorp, Inc. 3,864 102,512
Westamerica BanCorp 9,933 582,769
White Mountains Insurance Group Ltd. 854 1,770,675
World Acceptance Corp. * 1,203 269,268
124,381,146
Industrial - 15.4%
spacing
908 Devices, Inc. * 8,167 71,053
AerSale Corp. * 13,423 84,833
Alamo Group, Inc. 3,128 514,525
Albany International Corp. Class A  18,120 1,349,940
Ampco-Pittsburgh Corp. * 883 7,638
Apogee Enterprises, Inc. 9,356 427,943
ArcBest Corp. 15,505 2,225,588
Ardmore Shipping Corp. (Ireland)  19,664 275,493
Arrow Electronics, Inc. * 15 3,201
Ascent Industries Co. * 851 12,791
Aspen Aerogels, Inc. * 45,075 285,775
Astec Industries, Inc. 2,609 159,645
Astronics Corp. * 2,721 221,108
Astronics Corp. Class B * 544 41,344
Atkore, Inc. 23,502 1,787,092
Avnet, Inc. 27,449 2,438,020
Benchmark Electronics, Inc. 26,192 2,584,365
Core Molding Technologies, Inc. * 4,270 100,772
Costamare Bulkers Holdings Ltd. * (Monaco)  5,465 95,965
Costamare, Inc. (Monaco)  27,328 383,139
Covenant Logistics Group, Inc. 11,630 513,813
DHT Holdings, Inc. 65,356 1,080,335
Dorian LPG Ltd. 19,607 681,931
Eagle Materials, Inc. 910 204,750
Eastern Co. 1,033 28,769
EnerSys 8,806 2,059,019
Fluor Corp. * 56,620 2,966,322
GATX Corp. 294 52,094
Genco Shipping & Trading Ltd. 17,387 430,850
Graphic Packaging Holding Co. 37,463 395,984
Greenbrier Cos., Inc. 23,024 1,128,406
Greif, Inc. Class A  12,479 929,561
a Shares Value
Greif, Inc. Class B  740 $ 69,220
Heartland Express, Inc. 24,466 372,372
Hyster-Yale, Inc. 5,422 190,095
Ingram Micro Holding Corp. 16,554 454,076
International Seaways, Inc. 19,231 1,472,902
Karat Packaging, Inc. 2,484 83,115
Kennametal, Inc. 33,465 1,172,948
Kimball Electronics, Inc. * 13,677 350,131
Kirby Corp. * 21,038 2,860,537
L.B. Foster Co. Class A * 3,651 164,916
Lindsay Corp. 5,558 688,080
LSB Industries, Inc. * 42,400 458,344
Luxfer Holdings PLC (United Kingdom)  5,613 101,259
Marten Transport Ltd. 35,023 607,649
Matson, Inc. 22,247 4,276,541
Metallus, Inc. * 20,095 375,576
Mohawk Industries, Inc. * 23,318 2,829,173
Mueller Water Products, Inc. Class A  27,948 721,897
MYR Group, Inc. * 6,249 3,127,000
Navigator Holdings Ltd. 9,132 170,129
NWPX Infrastructure, Inc. * 6,954 1,042,683
Park-Ohio Holdings Corp. 4,936 189,789
Ryder System, Inc. 13,358 3,523,440
Ryerson Holding Corp. 16,099 396,196
Schneider National, Inc. Class B  22,582 824,920
Scorpio Tankers, Inc. (Monaco)  18,503 1,281,518
SFL Corp. Ltd. (Norway)  61,194 624,179
Smith & Wesson Brands, Inc. 14,204 213,628
Stoneridge, Inc. * 4,459 32,640
Tecnoglass, Inc. 10,561 494,360
Teekay Tankers Ltd. Class A (Canada)  11,103 720,252
Terex Corp. 22,158 1,604,018
Titan America SA * (Belgium)  4,503 84,026
Tredegar Corp. * 3,458 27,526
Trex Co., Inc. * 44,772 2,240,391
TriMas Corp. 21,346 961,210
Trinity Industries, Inc. 54,497 1,884,506
Tutor Perini Corp. 28,716 2,382,566
Universal Logistics Holdings, Inc. 3,810 56,388
Vishay Intertechnology, Inc. 49,831 2,679,911
Werner Enterprises, Inc. 32,249 1,406,379
World Kinect Corp. 20,335 669,835
67,428,385
Technology - 2.1%
spacing
Cricut, Inc. Class A  34,819 152,855
Diebold Nixdorf, Inc. * 13,690 1,163,924
DXC Technology Co. * 116,595 1,031,866
GigaCloud Technology, Inc. Class A * 12,200 385,520
IBEX Holdings Ltd. * 8,862 269,139
Ibotta, Inc. Class A * 2,293 78,329
Immersion Corp. 8,151 55,182
Kyndryl Holdings, Inc. * 3,206 36,260
Nutex Health, Inc. †* 3,394 580,001
OneSpan, Inc. 16,128 231,437
Pagaya Technologies Ltd. Class A * 9,549 174,269
Paycom Software, Inc. 6,413 805,986
Penguin Solutions, Inc. * 28,892 2,196,081
Photronics, Inc. * 40,691 1,323,678
PubMatic, Inc. Class A * 13,158 172,633
SkyWater Technology, Inc. * 20,499 713,775
9,370,935

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Utilities - 0.1%
spacing
Ameresco, Inc. Class A * 17,554 $ 484,490
Total Common Stocks
    (Cost $364,888,923) 437,662,886
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.0%
    (Cost $364,895,494) 437,665,059
SECURITIES LENDING COLLATERAL - 2.3%
Mutual Funds - 0.8%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 3,555,138 3,555,138
Principal
Amount
Repurchase Agreements - 1.5%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$4,398,844; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $4,486,824) $ 4,398,398 4,398,398
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$2,040,765; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $2,084,276) 2,037,809 2,037,809
6,436,207
Total Securities Lending Collateral
(Cost $9,991,345) 9,991,345
a
TOTAL INVESTMENTS - 102.3%
(Cost $374,886,839) 447,656,404
OTHER ASSETS & LIABILITIES, NET -  (2.3%) (9,903,406)
NET ASSETS - 100.0% $ 437,752,998
Financial 28 .4%
Consumer, Cyclical 20 .9%
Industrial 15 .4%
Energy 12 .5%
Consumer, Non-Cyclical 11 .3%
Communications 5 .5%
Basic Materials 3 .8%
Others (each less than 3.0%) 4 .5%
102 .3%
Other Assets & Liabilities, Net ( 2 .3% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 2,173 $ 2,173 $ – $ –
Common Stocks 437,662,886 437,662,886 – –
Securities Lending Collateral 9,991,345 3,555,138 6,436,207 –
Total $ 447,656,404 $ 441,220,197 $ 6,436,207 $ –

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.8%
Basic Materials - 2.3%
spacing
Eastman Chemical Co. 44,620 $ 2,988,648
Freeport-McMoRan, Inc. 313,883 19,740,102
PPG Industries, Inc. 55,376 6,716,555
29,445,305
Communications - 7.6%
spacing
Amazon.com, Inc. * 204,755 48,801,307
Cisco Systems, Inc. 305,255 35,855,252
T-Mobile U.S., Inc. 70,401 11,808,360
96,464,919
Consumer, Cyclical - 8.1%
spacing
BJ's Wholesale Club Holdings, Inc. * 66,409 5,792,193
General Motors Co. 273,476 21,079,530
Hilton Worldwide Holdings, Inc. 47,770 15,786,074
PulteGroup, Inc. 173,472 23,802,093
Southwest Airlines Co. 462,103 23,761,337
Walmart, Inc. 121,873 13,803,336
104,024,563
Consumer, Non-Cyclical - 23.7%
spacing
AbbVie, Inc. 131,735 33,149,795
AstraZeneca PLC (United Kingdom)  85,645 16,240,005
Becton Dickinson & Co. 73,780 11,165,127
Boston Scientific Corp. * 147,724 6,304,860
Coca-Cola Co. 363,128 29,511,412
Corteva, Inc. 237,004 20,071,869
Kroger Co. 160,709 8,924,171
McKesson Corp. 29,831 22,540,304
Novo Nordisk AS ADR (Denmark)  192,038 9,206,302
Philip Morris International, Inc. 164,070 29,681,904
Procter & Gamble Co. 118,364 17,356,897
Regeneron Pharmaceuticals, Inc. 27,740 17,297,000
Thermo Fisher Scientific, Inc. 41,550 20,831,508
United Rentals, Inc. 13,968 15,824,207
UnitedHealth Group, Inc. 62,533 25,990,591
Vertex Pharmaceuticals, Inc. * 31,810 15,800,981
Waters Corp. * 9,826 3,685,143
303,582,076
Energy - 5.7%
spacing
ConocoPhillips 107,657 11,192,022
Exxon Mobil Corp. 234,696 32,087,637
Shell PLC 355,895 13,784,768
Valero Energy Corp. 61,144 15,924,343
72,988,770
Financial - 19.8%
spacing
Allstate Corp. 74,981 17,840,979
American International Group, Inc. 149,796 11,164,296
American Tower Corp. REIT 20,290 3,318,835
Apollo Global Management, Inc. 92,542 10,948,644
Bank of America Corp. 469,308 26,741,170
Capital One Financial Corp. 114,902 23,051,639
Charles Schwab Corp. 238,587 22,014,423
Citigroup, Inc. 353,986 49,543,881
CME Group, Inc. 54,432 12,020,219
Goldman Sachs Group, Inc. 16,563 16,751,321
JPMorgan Chase & Co. 36,396 11,913,503
PNC Financial Services Group, Inc. 78,334 19,287,397
a Shares Value
Prologis, Inc. REIT 89,947 $ 12,185,120
State Street Corp. 48,739 8,266,134
Vornado Realty Trust REIT 200,651 7,885,584
252,933,145
Industrial - 9.6%
spacing
CRH PLC 142,145 15,209,515
FedEx Corp. 55,670 17,431,947
Fedex Freight Holding Co., Inc. * 30,457 4,599,007
Honeywell Aerospace, Inc. * 53,469 11,820,926
Honeywell International, Inc. 52,189 11,685,117
Ingersoll Rand, Inc. 135,044 11,072,258
Northrop Grumman Corp. 26,261 13,374,990
Otis Worldwide Corp. 156,430 11,200,388
RTX Corp. 97,990 18,591,643
Trane Technologies PLC 16,127 7,920,937
122,906,728
Technology - 17.2%
spacing
Accenture PLC Class A  76,608 9,533,100
Advanced Micro Devices, Inc. * 47,440 27,558,370
Apple, Inc. 278,006 80,443,816
Marvell Technology, Inc. 44,744 13,328,790
Microsoft Corp. 193,539 72,193,918
Seagate Technology Holdings PLC 17,243 16,639,495
219,697,489
Utilities - 3.8%
spacing
American Electric Power Co., Inc. 82,508 11,287,919
NextEra Energy, Inc. 236,970 20,798,857
NRG Energy, Inc. 113,910 16,637,695
48,724,471
Total Common Stocks
    (Cost $1,120,544,375) 1,250,767,466
Principal
Amount
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
3.478% due 07/16/26  $ 1,065,100 1,063,505
3.855% due 10/22/26  500,000 494,128
1,557,633
Total Short-Term Investments
(Cost $1,557,658) 1,557,633
TOTAL INVESTMENTS - 97.9%
(Cost $1,122,102,033) 1,252,325,099
DERIVATIVES - 0.1% 668,791
OTHER ASSETS & LIABILITIES, NET -  2.0% 25,893,663
NET ASSETS - 100.0% $ 1,278,887,553

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, forward foreign currency contracts outstanding were as follows:
Consumer, Non-Cyclical 23 .7%
Financial 19 .8%
Technology 17 .2%
Industrial 9 .6%
Consumer, Cyclical 8 .1%
Communications 7 .6%
Energy 5 .7%
Utilities 3 .8%
Others (each less than 3.0%) 2 .4%
97 .9%
Derivatives 0 .1%
Other Assets & Liabilities, Net 2 .0%
100 .0%
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
DKK 35,747,100 USD 5,575,709 09/26 CIT $ – ( $ 89,166 )
EUR 202,700 USD 236,170 09/26 BOA – (3,832)
EUR 645,900 USD 751,957 09/26 GSC – (11,617)
EUR 3,725,700 USD 4,278,667 09/26 MSC – (8,217)
EUR 6,922,000 USD 7,898,225 09/26 MSC 35,868 –
EUR 439,100 USD 510,911 09/26 SSB – (7,608)
EUR 1,757,200 USD 2,045,121 09/26 UBS – (30,994)
GBP 2,572,400 USD 3,456,868 09/26 BOA – (44,726)
GBP 3,031,300 USD 4,069,763 09/26 GSC – (48,916)
GBP 3,758,600 USD 5,042,395 09/26 WBC – (56,826)
USD 4,631,285 DKK 29,705,100 09/26 JPM 72,081 –
USD 11,758,750 DKK 75,442,400 09/26 MSC 179,684 –
USD 3,502,588 EUR 3,007,600 09/26 CIT 55,235 –
USD 447,697 EUR 384,700 09/26 MSC 6,748 –
USD 10,680,678 EUR 9,178,600 09/26 TDB 160,038 –
USD 16,697,678 GBP 12,445,100 09/26 MSC 189,962 –
USD 5,965,134 GBP 4,447,500 09/26 SSB 65,779 –
USD 18,142,124 GBP 13,522,500 09/26 TDB 205,298 –
Total Forward Foreign Currency Contracts $ 970,693 ( $ 301,902 )

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 29,445,305 $ 29,445,305 $ – $ –
Communications 96,464,919 96,464,919 – –
Consumer, Cyclical 104,024,563 104,024,563 – –
Consumer, Non-Cyclical 303,582,076 303,582,076 – –
Energy 72,988,770 59,204,002 13,784,768 –
Financial 252,933,145 252,933,145 – –
Industrial 122,906,728 122,906,728 – –
Technology 219,697,489 219,697,489 – –
Utilities 48,724,471 48,724,471 – –
Total Common Stocks 1,250,767,466 1,236,982,698 13,784,768 –
Short-Term Investments 1,557,633 – 1,557,633 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 970,693 – 970,693 –
Total Assets 1,253,295,792 1,236,982,698 16,313,094 –
Liabilities Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (301,902) – (301,902) –
Total Liabilities (301,902) – (301,902) –
Total $ 1,252,993,890 $ 1,236,982,698 $ 16,011,192 $ –

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.5%
Basic Materials - 0.5%
spacing
PPG Industries, Inc. 17,731 $ 2,150,593
Communications - 11.4%
spacing
Amazon.com, Inc. * 88,221 21,026,593
AT&T, Inc. 126,521 2,618,985
Booking Holdings, Inc. 25,942 4,623,902
CDW Corp. 18,931 2,662,456
Meta Platforms, Inc. Class A  10,002 5,634,027
Nexstar Media Group, Inc. 15,262 2,725,641
Omnicom Group, Inc. 36,126 2,631,056
Walt Disney Co. 50,420 4,852,925
46,775,585
Consumer, Cyclical - 6.9%
spacing
AutoZone, Inc. * 761 2,432,110
Best Buy Co., Inc. 34,434 2,612,852
BJ's Wholesale Club Holdings, Inc. * 28,181 2,457,947
Columbia Sportswear Co. 38,059 2,352,807
Darden Restaurants, Inc. 7,687 1,583,599
Kontoor Brands, Inc. 23,654 1,971,324
Lowe's Cos., Inc. 18,965 4,181,593
McDonald's Corp. 16,844 4,553,102
Southwest Airlines Co. 58,363 3,001,025
Tractor Supply Co. 45,193 1,428,551
Warner Music Group Corp. Class A  53,057 1,436,253
28,011,163
Consumer, Non-Cyclical - 21.5%
spacing
AbbVie, Inc. 34,178 8,600,552
Booz Allen Hamilton Holding Corp. 24,704 1,498,792
Boston Scientific Corp. * 20,969 894,957
Cencora, Inc. 17,537 4,962,620
Cigna Group 17,640 4,862,995
Corpay, Inc. * 11,852 3,949,916
elf Beauty, Inc. * 34,591 2,559,734
HCA Healthcare, Inc. 6,610 2,577,173
Henry Schein, Inc. * 37,569 3,137,763
IQVIA Holdings, Inc. * 15,273 2,951,049
Johnson & Johnson 24,478 6,216,678
Labcorp Holdings, Inc. 16,199 4,535,720
Medtronic PLC 37,116 2,903,585
Merck & Co., Inc. 36,064 4,634,224
Mondelez International, Inc. Class A  46,265 2,675,967
Paylocity Holding Corp. * 11,853 1,238,994
Performance Food Group Co. * 21,234 2,373,749
Philip Morris International, Inc. 27,308 4,940,290
Post Holdings, Inc. * 34,353 3,031,996
Procter & Gamble Co. 22,101 3,240,891
Regeneron Pharmaceuticals, Inc. 6,520 4,065,481
TransUnion 40,086 2,891,804
UnitedHealth Group, Inc. 5,529 2,298,018
Vertex Pharmaceuticals, Inc. * 3,628 1,802,136
WillScot Holdings Corp. † 176,441 5,092,087
87,937,171
Energy - 3.8%
spacing
Chevron Corp. 21,995 3,645,891
ConocoPhillips 30,821 3,204,151
EOG Resources, Inc. 29,957 3,886,322
EQT Corp. 19,989 1,062,815
a Shares Value
Kinder Morgan, Inc. 48,467 $ 1,549,490
Williams Cos., Inc. 29,297 2,177,939
15,526,608
Financial - 26.3%
spacing
American Express Co. 5,231 1,769,386
American Homes 4 Rent Class A REIT 75,177 2,519,933
Andersen Group, Inc. Class A †* 26,502 999,655
Aon PLC Class A  4,882 1,619,311
Arch Capital Group Ltd. * 14,962 1,452,212
AvalonBay Communities, Inc. REIT 7,576 1,429,515
Bank of America Corp. 86,229 4,913,328
Berkshire Hathaway, Inc. Class B * 20,555 10,285,516
Capital One Financial Corp. 38,229 7,669,502
CBRE Group, Inc. Class A * 8,800 1,185,272
Charles Schwab Corp. 36,621 3,379,020
Chubb Ltd. 7,641 2,603,594
CoStar Group, Inc. * 35,952 1,018,161
Equinix, Inc. REIT 1,959 2,042,042
Fifth Third Bancorp 65,338 3,683,103
First Citizens BancShares, Inc. Class A  1,079 2,245,172
Host Hotels & Resorts, Inc. REIT 24,696 585,542
Kinsale Capital Group, Inc. 6,379 2,103,858
Loews Corp. 40,648 4,601,760
M&T Bank Corp. 20,560 4,893,486
Marsh & McLennan Cos., Inc. 13,163 2,193,877
MGIC Investment Corp. 104,658 2,951,356
Mid-America Apartment Communities, Inc.
REIT 29,136 4,048,156
Morgan Stanley 16,418 3,432,019
Public Storage REIT 9,689 3,084,106
Raymond James Financial, Inc. 17,542 2,666,910
Rayonier, Inc. REIT 76,160 1,620,685
Regency Centers Corp. REIT 36,104 2,878,933
Regions Financial Corp. 75,451 2,278,620
SBA Communications Corp. REIT 9,434 1,664,724
State Street Corp. 41,959 7,116,246
Travelers Cos., Inc. 8,245 2,721,839
Wells Fargo & Co. 117,322 9,695,490
107,352,329
Industrial - 14.7%
spacing
Carlisle Cos., Inc. 4,383 1,589,933
Dover Corp. 24,050 5,393,934
Eaton Corp. PLC 13,853 5,903,041
Emerson Electric Co. 24,966 3,573,883
FedEx Corp. 8,507 2,663,797
Fedex Freight Holding Co., Inc. * 4,253 642,203
Gates Industrial Corp. PLC * 46,531 1,301,472
General Dynamics Corp. 9,109 3,226,772
Hayward Holdings, Inc. * 173,620 3,005,362
Jabil, Inc. 7,951 3,064,952
JB Hunt Transport Services, Inc. 10,245 2,965,211
Martin Marietta Materials, Inc. 3,494 2,014,990
Middleby Corp. * 17,514 3,012,583
Mohawk Industries, Inc. * 16,407 1,990,661
Packaging Corp. of America 14,101 3,359,986
RTX Corp. 18,373 3,485,909
Silgan Holdings, Inc. 58,826 2,728,938
Smurfit Westrock PLC 61,750 2,856,555
TD SYNNEX Corp. 6,558 1,753,216
Union Pacific Corp. 15,917 4,329,424

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
a Shares Value
Universal Display Corp. † 13,602 $ 1,177,797
60,040,619
Technology - 10.3%
spacing
Accenture PLC Class A  15,719 1,956,073
Analog Devices, Inc. 7,523 2,987,910
Apple, Inc. 39,523 11,436,375
Hewlett Packard Enterprise Co. 131,512 5,932,506
International Business Machines Corp. 11,338 3,188,359
Microsoft Corp. 8,492 3,167,686
QUALCOMM, Inc. 9,668 1,786,550
Texas Instruments, Inc. 24,771 7,383,492
Western Digital Corp. 6,760 4,317,747
42,156,698
Utilities - 3.1%
spacing
NextEra Energy, Inc. 46,726 4,101,141
PG&E Corp. 155,913 2,622,457
Public Service Enterprise Group, Inc. 17,577 1,426,549
Xcel Energy, Inc. 53,888 4,327,206
12,477,353
Total Common Stocks
    (Cost $360,667,187) 402,428,119
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.5%
    (Cost $360,667,187) 402,428,119
SECURITIES LENDING COLLATERAL - 1.8%
Mutual Funds - 0.6%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 2,602,768 2,602,768
Principal
Amount
Repurchase Agreements - 1.2%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$3,220,457; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $3,284,868) $ 3,220,131 3,220,131
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$1,494,073; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $1,525,928) 1,491,909 1,491,909
4,712,040
Total Securities Lending Collateral
(Cost $7,314,808) 7,314,808
a
Value
TOTAL INVESTMENTS - 100.3%
(Cost $367,981,995) $ 409,742,927
OTHER ASSETS & LIABILITIES, NET -  (0.3%) (1,178,891)
NET ASSETS - 100.0% $ 408,564,036
Financial 26 .3%
Consumer, Non-Cyclical 21 .5%
Industrial 14 .7%
Communications 11 .4%
Technology 10 .3%
Consumer, Cyclical 6 .9%
Energy 3 .8%
Utilities 3 .1%
Others (each less than 3.0%) 2 .3%
100 .3%
Other Assets & Liabilities, Net ( 0 .3% )
100 .0%

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 402,428,119 $ 402,428,119 $ – $ –
Securities Lending Collateral 7,314,808 2,602,768 4,712,040 –
Total $ 409,742,927 $ 405,030,887 $ 4,712,040 $ –

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 3.6%
Brazil - 2.2%
spacing
Axia Energia SA * 110 $ 1,161
Axia Energia SA Class C * 115,790 1,189,008
Itau Unibanco Holding SA 842,800 6,886,330
Itausa SA 246,400 638,636
Metalurgica Gerdau SA 1,488,000 2,654,724
Petroleo Brasileiro SA - Petrobras 1,109,300 8,122,647
Usinas Siderurgicas de Minas Gerais SA
Usiminas Class A * 1,736,900 2,843,075
22,335,581
South Korea - 1.4%
spacing
LG Electronics, Inc. 8,239 394,113
Mirae Asset Securities Co. Ltd. 229,903 2,199,497
Samsung Electro-Mechanics Co. Ltd. 2,617 1,378,820
Samsung Electronics Co. Ltd. 66,309 9,351,051
Samsung SDI Co. Ltd. * 4,199 605,191
13,928,672
Total Preferred Stocks
    (Cost $29,043,229) 36,264,253
COMMON STOCKS - 94.4%
Australia - 0.4%
spacing
Anglogold Ashanti PLC 53,831 4,339,224
Belgium - 0.3%
spacing
Viohalco SA 120,539 2,646,617
Brazil - 1.7%
spacing
Axia Energia SA 1,147,410 12,086,891
Banco Bradesco SA ADR 169,200 587,124
Banco BTG Pactual SA 232,400 2,435,061
Cia De Saneamento do Parana Sanepar 60,000 430,738
Intelbras SA Industria de Telecomunicacao
Eletronica Brasileira 745,600 2,033,599
17,573,413
Chile - 1.0%
spacing
Banco de Chile 26,669,848 5,221,356
Banco de Credito e Inversiones SA 42,620 2,799,944
Cia Sud Americana de Vapores SA 6,162,300 292,754
Sociedad Quimica y Minera de Chile SA ADR 23,061 1,707,437
10,021,491
China - 17.9%
spacing
3SBio, Inc. ~ 1,652,500 3,578,748
AAC Technologies Holdings, Inc. 470,500 2,578,336
Agricultural Bank of China Ltd. Class H  229,000 156,201
Alibaba Group Holding Ltd. 968,700 11,613,213
Aluminum Corp. of China Ltd. Class H  1,148,000 1,102,563
Biocytogen Pharmaceuticals Beijing Co. Ltd.
Class H †* 23,500 140,720
BOE Technology Group Co. Ltd. Class A  4,266,100 5,486,628
China CITIC Bank Corp. Ltd. Class H  530,000 449,917
China Construction Bank Corp. Class H  1,101,000 1,135,628
China Hongqiao Group Ltd. 2,069,500 5,336,708
China Life Insurance Co. Ltd. Class H  508,000 1,738,738
China Nonferrous Mining Corp. Ltd. 849,000 1,233,357
China Oilfield Services Ltd. Class H  676,000 537,386
a Shares Value
China Pacific Insurance Group Co. Ltd.
Class H  629,800 $ 2,165,935
China Resources Power Holdings Co. Ltd. 226,000 488,493
China Yangtze Power Co. Ltd. Class A  1,361,100 5,313,155
CMOC Group Ltd. Class H  534,000 1,043,124
Consun Pharmaceutical Group Ltd. 792,000 1,271,291
Contemporary Amperex Technology Co. Ltd.
Class A  142,294 8,271,487
Datang International Power Generation Co.
Ltd. Class H  422,000 129,452
Geely Automobile Holdings Ltd. 3,721,000 7,999,141
GigaDevice Semiconductor, Inc. Class A  15,040 1,830,921
Guangdong Investment Ltd. 2,290,000 2,269,004
H World Group Ltd. ADR † 66,400 2,770,208
Harbin Electric Co. Ltd. Class H  1,312,000 2,586,304
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  238,000 748,858
Huishang Bank Corp. Ltd. Class H  4,062,000 2,237,432
Industrial & Commercial Bank of China Ltd.
Class A  707,300 736,853
Industrial & Commercial Bank of China Ltd.
Class H  11,942,000 9,810,182
JD.com, Inc. Class A  762,300 9,712,005
Jiangxi Copper Co. Ltd. Class H  372,000 1,484,884
Kingboard Holdings Ltd. 280,500 4,249,797
Lenovo Group Ltd. 2,272,000 6,741,713
Lonking Holdings Ltd. 5,542,000 1,842,072
Ningxia Baofeng Energy Group Co. Ltd.
Class A  2,038,500 6,102,944
PDD Holdings, Inc. ADR †* 13,000 991,640
Ping An Insurance Group Co. of China Ltd.
Class H  620,000 4,054,045
Q Technology Group Co. Ltd. ~ 1,324,000 1,165,078
Satellite Chemical Co. Ltd. Class A  250,600 867,769
Shengyi Technology Co. Ltd. Class A  104,900 2,706,660
Sinopec Engineering Group Co. Ltd. Class H  3,337,500 2,097,946
Sinopec Shanghai Petrochemical Co. Ltd.
Class H * 8,684,000 1,208,359
Sinotruk Hong Kong Ltd. 157,000 775,892
SITC International Holdings Co. Ltd. 1,024,000 4,107,829
TCL Technology Group Corp. Class A  5,543,800 4,777,741
Tencent Holdings Ltd. 498,800 27,525,052
Trip.com Group Ltd. * 85,850 3,413,414
Weichai Power Co. Ltd. Class A  12,800 51,900
Weichai Power Co. Ltd. Class H  71,000 311,447
Wuxi Biologics Cayman, Inc. * ~ 626,000 2,784,169
Yadea Group Holdings Ltd. ~ 2,678,000 3,046,095
Zhejiang Chint Electrics Co. Ltd. Class A  159,400 590,629
Zhejiang Longsheng Group Co. Ltd. Class A  2,299,700 4,120,897
Zhuzhou CRRC Times Electric Co. Ltd.
Class H  298,900 1,531,646
ZTO Express Cayman, Inc. 4,850 107,326
181,128,932
Colombia - 0.0%
spacing
Grupo Cibest SA ADR 4,075 323,677
Czech Republic - 0.0%
spacing
Moneta Money Bank AS ~ 57,872 507,277
Egypt - 0.0%
spacing
Misr Fertilizers Production Co. SAE 316,866 226,830

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Greece - 0.1%
spacing
Danaos Corp. 2,800 $ 342,636
HELLENiQ ENERGY Holdings SA 20,353 256,971
Tsakos Energy Navigation Ltd. 7,600 268,812
868,419
Hong Kong - 0.4%
spacing
NH Health * ± Ω 813,000 –
Skyworth Group Ltd. * 1,564,000 843,326
Wasion Holdings Ltd. 1,138,000 2,897,778
WH Group Ltd. ~ 453,500 480,853
4,221,957
Hungary - 0.2%
spacing
OTP Bank Nyrt 14,352 2,119,877
India - 9.4%
spacing
ABB India Ltd. 548 40,799
Adani Energy Solutions Ltd. * 11,040 174,306
Asian Paints Ltd. 7,991 222,654
Bank of India 2,117,086 3,145,392
Bharat Petroleum Corp. Ltd. 2,072,563 6,667,314
Bharti Airtel Ltd. 411,617 8,063,263
Bosch Ltd. 53 22,379
Canara Bank 1,660,674 2,205,753
CESC Ltd. 34,909 62,308
City Union Bank Ltd. 107,444 236,981
Dixon Technologies India Ltd. ~ 23,272 2,935,711
Eicher Motors Ltd. 102,537 7,678,326
Escorts Kubota Ltd. 2,047 63,672
GE Vernova T&D India Ltd. 98,476 5,165,568
Graphite India Ltd. 78,785 512,200
Gujarat Alkalies & Chemicals Ltd. 70,080 454,904
HDFC Bank Ltd. 1,125,582 9,499,301
Hindalco Industries Ltd. 378,397 3,843,356
Hindustan Zinc Ltd. 215,316 1,216,443
Hitachi Energy India Ltd. 20,674 7,648,383
ICICI Bank Ltd. ADR 89,671 2,603,149
Indian Oil Corp. Ltd. 3,855,799 5,693,448
Jamna Auto Industries Ltd. 380,611 529,784
Larsen & Toubro Ltd. 55,869 2,449,700
Laurus Labs Ltd. ~ 432,477 6,942,730
NTPC Ltd. 844,485 3,183,843
Oil & Natural Gas Corp. Ltd. 184,093 456,477
Power Finance Corp. Ltd. 19,656 88,261
Reliance Industries Ltd. 187,904 2,574,024
Samvardhana Motherson International Ltd. 329,446 516,563
State Bank of India 448,149 4,868,763
Yes Bank Ltd. * 7,385,803 1,888,660
Zydus Lifesciences Ltd. 246,789 2,902,237
94,556,652
Indonesia - 0.9%
spacing
Bank Mandiri Persero Tbk. PT 25,897,500 5,585,754
Bumitama Agri Ltd. 1,602,900 2,031,889
Perusahaan Gas Negara Persero Tbk. PT 15,448,800 1,182,525
8,800,168
Mexico - 1.9%
spacing
Grupo Financiero Banorte SAB de CV Class O  1,230,860 12,990,984
Grupo Mexico SAB de CV 340,320 3,857,900
a Shares Value
Promotora y Operadora de Infraestructura
SAB de CV 19,075 $ 302,986
Regional SAB de CV 204,251 1,565,681
Ternium SA ADR 17,000 725,900
19,443,451
Monaco - 0.2%
spacing
Safe Bulkers, Inc. 255,000 1,609,050
Peru - 0.0%
spacing
Credicorp Ltd. 400 155,832
Philippines - 0.2%
spacing
International Container Terminal Services, Inc. 23,510 342,098
Metropolitan Bank & Trust Co. 1,496,510 1,589,138
1,931,236
Poland - 1.5%
spacing
ORLEN SA 231,683 7,789,996
Powszechna Kasa Oszczednosci Bank Polski
SA 115,484 3,170,852
Powszechny Zaklad Ubezpieczen SA 182,558 3,190,119
Tauron Polska Energia SA 269,205 653,255
14,804,222
Russia - 0.0%
spacing
Novatek PJSC GDR (OTC) * ~ ± Ω 258,603 –
Polyus PJSC GDR * ~ ± Ω 41,905 –
Sberbank of Russia PJSC * ± Ω 156,504 –
–
Saudi Arabia - 2.7%
spacing
Al Babtain Power & Telecommunication Co. 102,106 1,758,293
Al Rajhi Bank 300,727 5,275,361
Arab National Bank 272,593 1,504,944
Banque Saudi Fransi 440,502 2,275,202
Riyad Bank 567,266 3,007,003
Riyadh Cables Group Co. 67,824 2,163,325
Saudi Arabian Oil Co. ~ 605,348 4,206,363
Saudi Awwal Bank 634,146 5,462,563
Saudi Basic Industries Corp. 90,895 1,246,863
26,899,917
South Africa - 1.2%
spacing
DataTec Ltd. 175,910 990,165
Investec Ltd. 44,772 352,354
Momentum Group Ltd. 534,680 1,324,635
Naspers Ltd. Class N  122,277 6,139,990
Old Mutual Ltd. 2,280,663 1,873,458
Omnia Holdings Ltd. 175,230 1,197,191
Remgro Ltd. 38,236 459,859
12,337,652
South Korea - 22.3%
spacing
Daou Technology, Inc. 36,623 847,405
Hana Financial Group, Inc. 50,399 3,764,499
HD Hyundai Co. Ltd. 20,959 2,729,542
HD Hyundai Electric Co. Ltd. 4,232 2,714,748
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 3,184 726,646
Hyundai Mobis Co. Ltd. 5,158 1,698,696
iM Financial Group Co. Ltd. 11,633 126,864

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
KB Financial Group, Inc. 72,519 $ 7,503,338
LG Electronics, Inc. 33,786 4,504,235
LG Innotek Co. Ltd. 4,136 2,678,877
Power Logics Co. Ltd. * 13,698 29,047
Samsung Electro-Mechanics Co. Ltd. 4,099 5,936,331
Samsung Electronics Co. Ltd. 377,165 83,691,825
Samsung Heavy Industries Co. Ltd. * 64,329 978,383
Samsung SDI Co. Ltd. * 16,726 5,331,087
Shinhan Financial Group Co. Ltd. 120,644 7,564,333
SK Hynix, Inc. 27,009 47,659,601
SK Square Co. Ltd. 19,553 22,111,716
SK, Inc. 35,839 19,652,789
TES Co. Ltd. 4,414 607,691
Woori Financial Group, Inc. 204,045 3,853,677
Zeus Co. Ltd. 29,333 201,921
224,913,251
Taiwan - 28.8%
spacing
Accton Technology Corp. 50,000 3,988,108
Acter Group Corp. Ltd. 29,000 1,195,959
Advanced Wireless Semiconductor Co. 40,000 191,652
Alltek Technology Corp. 254,000 477,867
Ampak Technology, Inc. * 23,000 50,852
Anpec Electronics Corp. 73,000 857,407
AP Memory Technology Corp. 86,000 2,744,494
Ardentec Corp. 633,000 4,499,364
Argosy Research, Inc. 39,000 221,457
ASE Technology Holding Co. Ltd. 437,000 9,752,331
Asia Vital Components Co. Ltd. 180,000 14,560,236
ASPEED Technology, Inc. 3,000 1,582,975
Brillian Network & Automation Integrated
System Co. Ltd. 55,000 755,227
Cathay Financial Holding Co. Ltd. 2,412,000 7,480,079
Chroma ATE, Inc. 63,000 4,378,088
Chunghwa Precision Test Tech Co. Ltd. 44,000 4,260,084
Daxin Materials Corp. 32,000 396,625
Delta Electronics, Inc. 158,000 9,922,993
Dynapack International Technology Corp. * 133,000 1,761,927
Eson Precision Ind Co. Ltd. 63,000 204,569
Etron Technology, Inc. * 88,000 246,512
Formosa Petrochemical Corp. 152,000 262,030
Genius Electronic Optical Co. Ltd. 19,000 396,826
Hon Hai Precision Industry Co. Ltd. 848,000 6,766,778
Hong TAI Electric Industrial 362,000 422,945
Kaimei Electronic Corp. 841,000 5,691,793
Kinko Optical Co. Ltd. * 394,000 1,010,491
Lelon Electronics Corp. 364,000 5,278,839
Macronix International Co. Ltd. * 344,000 1,730,826
Marketech International Corp. 130,000 2,302,076
MediaTek, Inc. 77,000 10,492,380
Mildef Crete, Inc. 73,000 277,305
Nan Ya Printed Circuit Board Corp. 75,000 2,850,291
Pan Jit International, Inc. 402,000 2,345,285
Powertech Technology, Inc. 242,000 2,616,628
Shinkong Synthetic Fibers Corp. 573,000 472,613
Sigurd Microelectronics Corp. 55,000 415,596
TA-I Technology Co. Ltd. * 304,000 2,193,587
Taiwan Semiconductor Manufacturing Co. Ltd. 1,998,000 157,622,721
Thinking Electronic Industrial Co. Ltd. 41,000 411,278
Topco Scientific Co. Ltd. 104,000 1,812,585
Tripod Technology Corp. 195,000 3,211,758
Unimicron Technology Corp. 142,000 4,891,608
United Integrated Services Co. Ltd. 52,000 2,189,994
United Microelectronics Corp. * 327,000 1,753,963
a Shares Value
Win Semiconductors Corp. 121,000 $ 1,671,607
WPG Holdings Ltd. 221,000 749,092
Yageo Corp. 29,000 1,057,893
Youngtek Electronics Corp. 45,000 133,338
290,560,932
Thailand - 1.2%
spacing
Advanced Info Service PCL 536,300 6,042,336
Hana Microelectronics PCL 747,300 890,423
Kiatnakin Phatra Bank PCL 586,900 1,782,774
Krung Thai Bank PCL 1,044,700 1,199,168
Regional Container Lines PCL 336,100 321,627
Thai Oil PCL 1,651,700 2,417,364
12,653,692
Turkey - 0.4%
spacing
Aygaz AS 191,164 874,958
EGE Gubre Sanayii AS 220,363 470,574
Is Yatirim Menkul Degerler AS Class A  1,199,690 929,788
Iskenderun Demir ve Celik AS 454,607 549,494
Petkim Petrokimya Holding AS * 1,227,504 502,164
Turkiye Sigorta AS 1,727,453 228,905
YEO Teknoloji Enerji VE Endustri AS * 169,315 369,846
3,925,729
United Arab Emirates - 0.9%
spacing
Abu Dhabi Commercial Bank PJSC 264,765 1,043,176
Abu Dhabi National Oil Co. for Distribution
PJSC 1,358,951 1,450,999
Dubai Investments PJSC 1,028,703 1,039,845
Dubai Islamic Bank PJSC 843,434 1,711,373
Emaar Development PJSC 384,535 1,448,772
Emirates NBD Bank PJSC 143,577 1,157,178
First Abu Dhabi Bank PJSC 64,529 298,969
Orascom Construction PLC ~ 73,742 1,082,443
9,232,755
United States - 0.8%
spacing
BeOne Medicines Ltd. Class H * 328,000 7,149,030
Seanergy Maritime Holdings Corp. 81,533 1,094,988
8,244,018
Total Common Stocks
    (Cost $794,229,306) 954,046,271
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.0%
    (Cost $823,272,535) 990,310,524
SECURITIES LENDING COLLATERAL - 0.3%
Mutual Funds - 0.1%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500
%
909,686 909,686

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, the Fund's Top 5 country of risk allocations as a percentage of net assets was as follows:
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
Principal
Amount Value
Repurchase Agreements - 0.2%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$1,125,572; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$1,148,085) $ 1,125,458 $ 1,125,458
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$522,189; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $533,323) 521,433 521,433
1,646,891
Total Securities Lending Collateral
(Cost $2,556,577) 2,556,577
a
TOTAL INVESTMENTS - 98.3%
(Cost $825,829,112) 992,867,101
DERIVATIVES - (0.0%) (80,966)
OTHER ASSETS & LIABILITIES, NET - 1.7% 17,705,899
NET ASSETS - 100.0% $ 1,010,492,034
Technology 36 .8%
Financial 18 .2%
Industrial 12 .7%
Communications 7 .9%
Energy 6 .4%
Basic Materials 5 .3%
Consumer, Cyclical 5 .2%
Others (each less than 3.0%) 5 .8%
98 .3%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net 1 .7%
100 .0%
Taiwan 28 .8%
South Korea 23 .7%
China 17 .9%
India 9 .4%
Brazil 3 .9%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 09/26 222 $ 19,586,996 $ 19,506,030 ( $ 80,966 )

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks
Brazil $ 22,335,581 $ 22,334,420 $ 1,161 $ –
South Korea 13,928,672 – 13,928,672 –
Total Preferred Stocks 36,264,253 22,334,420 13,929,833 –
Common Stocks
Australia 4,339,224 – 4,339,224 –
Belgium 2,646,617 – 2,646,617 –
Brazil 17,573,413 17,573,413 – –
Chile 10,021,491 10,021,491 – –
China 181,128,932 16,096,367 165,032,565 –
Colombia 323,677 323,677 – –
Czech Republic 507,277 507,277 – –
Egypt 226,830 226,830 – –
Greece 868,419 868,419 – –
Hong Kong 4,221,957 – 4,221,957 –
Hungary 2,119,877 – 2,119,877 –
India 94,556,652 3,058,053 91,498,599 –
Indonesia 8,800,168 2,031,889 6,768,279 –
Mexico 19,443,451 19,443,451 – –
Monaco 1,609,050 1,609,050 – –
Peru 155,832 155,832 – –
Philippines 1,931,236 – 1,931,236 –
Poland 14,804,222 – 14,804,222 –
Saudi Arabia 26,899,917 1,758,293 25,141,624 –
South Africa 12,337,652 2,999,569 9,338,083 –
South Korea 224,913,251 – 224,913,251 –
Taiwan 290,560,932 – 290,560,932 –
Thailand 12,653,692 – 12,653,692 –
Turkey 3,925,729 874,958 3,050,771 –
United Arab Emirates 9,232,755 – 9,232,755 –
United States 8,244,018 1,094,988 7,149,030 –
Total Common Stocks 954,046,271 78,643,557 875,402,714 –
Securities Lending Collateral 2,556,577 909,686 1,646,891 –
Total Assets 992,867,101 101,887,663 890,979,438 –
Liabilities Derivatives:
Equity Contracts
Futures (80,966) (80,966) – –
Total Liabilities (80,966) (80,966) – –
Total $ 992,786,135 $ 101,806,697 $ 890,979,438 $ –

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 46.5%
Basic Materials - 0.5%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 60,000 $ 59,755
Chevron Phillips Chemical Co. LLC/Chevron
Phillips Chemical Co. LP
3.700% due 06/01/28 ~ 1,100,000 1,082,621
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 700,000 703,214
Mosaic Co.
4.050% due 11/15/27  1,100,000 1,092,926
2,938,516
Communications - 1.5%
Charter Communications Operating LLC/
Charter Communications Operating Capital
2.250% due 01/15/29  750,000 698,906
3.750% due 02/15/28  1,280,000 1,255,520
NTT Finance Corp. (Japan)
due 03/31/28 # ~ 1,125,000 1,125,830
4.567% due 07/16/27 ~ 200,000 200,203
4.620% due 07/16/28 ~ 1,510,000 1,506,513
Orange SA (France)
4.000% due 01/13/29 ~ † 596,000 588,054
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  680,000 676,900
5.000% due 02/15/29  1,320,000 1,328,341
Sprint Capital Corp.
6.875% due 11/15/28  920,000 963,969
8,344,236
Consumer, Cyclical - 4.1%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ † 1,099,000 1,088,507
American Honda Finance Corp.
4.279% (SOFR + 0.650%)
due 11/19/27 § 1,500,000 1,498,282
4.358% (SOFR + 0.730%)
due 08/13/27 § 800,000 800,823
4.502% (SOFR + 0.870%)
due 07/09/27 § 800,000 802,460
4.550% due 04/10/28  263,000 262,617
AutoNation, Inc.
4.450% due 01/15/29  1,280,000 1,268,040
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 727,000 730,814
Ford Motor Credit Co. LLC
4.950% due 05/28/27  1,400,000 1,401,051
4.970% due 04/06/29  200,000 198,000
5.800% due 03/05/27  1,750,000 1,759,273
5.850% due 05/17/27  1,400,000 1,410,859
General Motors Financial Co., Inc.
4.350% due 01/17/27  500,000 499,573
4.750% due 04/06/29  1,800,000 1,799,397
5.000% due 04/09/27  1,800,000 1,806,878
5.400% due 05/08/27  580,000 584,529
5.550% due 07/15/29  700,000 714,491
6.000% due 01/09/28  80,000 81,524
Hyundai Capital America
2.750% due 09/27/26 ~ 560,000 558,162
4.250% due 09/18/28 ~ 1,550,000 1,532,517
4.600% due 04/06/28 ~ 1,280,000 1,278,158
a
Principal
Amount Value
4.750% due 06/18/29 ~ $ 556,000 $ 554,196
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/29 ~ 240,000 239,187
Volkswagen Group of America Finance LLC
(Germany)
5.050% due 03/27/28 ~ 530,000 532,390
6.200% due 11/16/28 ~ 1,070,000 1,100,909
22,502,637
Consumer, Non-Cyclical - 2.4%
Augusta SpinCo Corp.
4.398% due 03/23/29  678,000 673,344
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  960,000 923,966
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 803,000 794,557
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,000,000 1,005,257
Centene Corp.
4.250% due 12/15/27  467,000 464,783
CVS Health Corp.
1.300% due 08/21/27  1,600,000 1,543,729
6.250% due 06/01/27  1,620,000 1,645,401
Global Payments, Inc.
4.500% due 11/15/28  658,000 650,287
HCA, Inc.
3.125% due 03/15/27  570,000 564,803
4.500% due 02/15/27 † 1,540,000 1,539,495
5.000% due 03/01/28  304,000 305,778
5.200% due 06/01/28  80,000 80,810
5.625% due 09/01/28  740,000 751,688
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 797,000 795,233
6.125% due 07/27/27 ~ 700,000 710,891
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 334,000 335,656
Philip Morris International, Inc.
4.290% (SOFR + 0.660%)
due 10/27/28 § 586,000 586,977
13,372,655
Energy - 2.6%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,770,000 1,760,835
5.000% due 12/15/29  295,000 298,024
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 ~ 1,290,000 1,322,967
DCP Midstream Operating LP
5.625% due 07/15/27  1,602,000 1,616,910
Enbridge, Inc. (Canada)
5.250% due 04/05/27  1,750,000 1,760,101
5.300% due 04/05/29  1,320,000 1,342,035
EQT Corp.
3.900% due 10/01/27  346,000 343,016
MPLX LP
4.125% due 03/01/27  1,010,000 1,007,741
ONEOK, Inc.
4.000% due 07/13/27  1,770,000 1,761,047
4.250% due 09/24/27  1,230,000 1,225,782
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  274,000 263,848
Targa Resources Corp.
4.350% due 01/15/29  72,000 71,467

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.200% due 07/01/27  $ 800,000 $ 805,137
Western Midstream Operating LP
6.350% due 01/15/29  520,000 537,996
14,116,906
Financial - 30.1%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 1,500,000 1,505,331
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.650% due 07/21/27  1,800,000 1,786,300
4.125% due 02/28/29  800,000 788,543
4.625% due 10/15/27  700,000 700,460
6.100% due 01/15/27  1,700,000 1,712,737
6.450% due 04/15/27  150,000 151,937
American Express Co.
4.351% due 07/20/29  600,000 597,013
5.098% due 02/16/28  840,000 843,417
5.389% due 07/28/27  40,000 40,026
American Tower Corp.
3.125% due 01/15/27  550,000 546,065
3.375% due 10/15/26  800,000 797,839
3.600% due 01/15/28  1,940,000 1,912,899
ARES Strategic Income Fund
4.850% due 01/15/29  570,000 558,490
5.450% due 09/09/28  1,058,000 1,047,808
5.700% due 03/15/28  1,400,000 1,398,428
Arthur J Gallagher & Co.
4.600% due 12/15/27  419,000 419,858
Athene Global Funding
4.587% (SOFR + 0.950%)
due 04/19/27 ~ § 1,340,000 1,342,386
4.950% due 01/07/27 ~ 1,125,000 1,126,673
5.516% due 03/25/27 ~ 1,720,000 1,730,052
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 560,000 543,559
4.950% due 01/15/28 ~ 1,662,000 1,666,277
6.375% due 05/04/28 ~ 1,630,000 1,672,535
Bank of America Corp.
3.419% due 12/20/28  1,000,000 983,424
3.705% due 04/24/28  1,810,000 1,797,974
3.824% due 01/20/28  1,780,000 1,773,857
4.948% due 07/22/28 † 1,120,000 1,124,740
5.819% due 09/15/29  740,000 757,338
5.933% due 09/15/27  760,000 762,259
Bank of Montreal (Canada)
4.567% due 09/10/27  1,820,000 1,820,440
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  1,940,000 1,916,513
4.398% (SOFR + 0.760%)
due 09/15/28 § 850,000 851,819
4.404% due 09/08/28  1,770,000 1,767,784
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 198,270
4.837% due 09/10/28  500,000 500,932
5.501% due 08/09/28  1,740,000 1,755,688
5.690% due 03/12/30  700,000 714,659
6.496% due 09/13/27  1,700,000 1,706,387
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 59,265
BNP Paribas SA (France)
4.792% due 05/09/29 ~ 1,450,000 1,451,491
Brown & Brown, Inc.
4.600% due 12/23/26  247,000 247,154
a
Principal
Amount Value
4.700% due 06/23/28  $ 137,000 $ 136,990
Canadian Imperial Bank of Commerce
(Canada)
4.857% due 03/30/29 † 1,310,000 1,315,401
Capital One Financial Corp.
1.878% due 11/02/27  860,000 852,122
4.927% due 05/10/28  1,740,000 1,744,335
7.149% due 10/29/27  770,000 776,197
Citigroup, Inc.
3.070% due 02/24/28  1,800,000 1,783,207
3.520% due 10/27/28  930,000 917,531
5.174% due 02/13/30  1,420,000 1,435,324
Citizens Bank NA
4.575% due 08/09/28  1,040,000 1,040,000
Cooperatieve Rabobank UA (Netherlands)
5.564% due 02/28/29 ~ 520,000 528,242
Corebridge Financial, Inc.
3.650% due 04/05/27  1,800,000 1,788,616
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,020,000 1,014,265
4.298% due 04/01/28 ~ 1,800,000 1,797,973
5.427% due 03/01/28 ~ 900,000 905,818
Deutsche Bank AG (Germany)
2.311% due 11/16/27  700,000 694,234
2.552% due 01/07/28  1,800,000 1,782,321
5.373% due 01/10/29  400,000 403,978
5.706% due 02/08/28  850,000 856,139
7.146% due 07/13/27  1,650,000 1,651,359
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,604,000 1,601,096
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 59,940
1.400% due 08/27/27 ~ 1,190,000 1,147,653
4.875% due 11/19/27 ~ 800,000 802,662
Equitable Holdings, Inc.
4.350% due 04/20/28  750,000 745,386
First-Citizens Bank & Trust Co.
5.097% due 07/13/29  864,000 865,276
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 393,000 401,895
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,830,000 1,815,847
2.640% due 02/24/28  860,000 849,715
3.691% due 06/05/28  1,490,000 1,477,517
HPS Corporate Lending Fund
4.900% due 09/11/28  260,000 254,886
5.150% due 04/02/29 ~ 507,000 496,692
5.300% due 06/05/27  329,000 329,326
5.450% due 01/14/28  1,625,000 1,619,300
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  1,400,000 1,385,332
5.597% due 05/17/28  1,750,000 1,765,429
5.887% due 08/14/27  900,000 901,315
7.390% due 11/03/28  1,570,000 1,625,892
Huntington Bancshares, Inc.
4.443% due 08/04/28  1,670,000 1,667,257
Huntington National Bank
4.353% (SOFR + 0.720%)
due 04/12/28 § 577,000 577,276
4.871% due 04/12/28  810,000 811,693
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 198,699
5.000% due 06/29/30 ~ 901,000 902,187

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Jackson Financial, Inc.
5.170% due 06/08/27  $ 730,000 $ 733,007
Jackson National Life Global Funding
4.603% (SOFR + 0.970%)
due 01/14/28 ~ § 750,000 749,153
4.900% due 01/13/27 ~ 593,000 594,124
5.550% due 07/02/27 ~ 1,500,000 1,513,923
JPMorgan Chase & Co.
2.069% due 06/01/29  570,000 543,488
2.182% due 06/01/28 † 1,820,000 1,782,183
2.947% due 02/24/28  1,400,000 1,386,086
4.408% due 04/23/30  1,000,000 991,624
5.012% due 01/23/30  780,000 785,379
5.040% due 01/23/28  500,000 501,608
6.087% due 10/23/29  1,700,000 1,751,967
Lloyds Banking Group PLC (United Kingdom)
3.750% due 03/18/28  540,000 537,246
5.462% due 01/05/28  1,730,000 1,738,949
5.871% due 03/06/29  1,140,000 1,162,160
LPL Holdings, Inc.
4.900% due 04/03/28  256,000 256,223
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.592% due 04/18/30  1,030,000 1,025,080
Mizuho Financial Group, Inc. (Japan)
due 07/13/30 # 1,660,000 1,657,700
1.554% due 07/09/27  1,800,000 1,798,767
5.414% due 09/13/28  1,340,000 1,354,289
Morgan Stanley
3.591% due 07/22/28 § 880,000 870,449
3.772% due 01/24/29  1,390,000 1,371,293
4.238% due 01/09/30  2,100,000 2,072,830
5.173% due 01/16/30  200,000 201,826
5.652% due 04/13/28  1,730,000 1,745,024
5.656% due 04/18/30  740,000 756,035
Morgan Stanley Bank NA
4.968% due 07/14/28  400,000 401,748
Morgan Stanley Private Bank NA
4.408% (SOFR + 0.780%)
due 11/17/28 § 1,300,000 1,303,001
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28  600,000 592,432
4.735% (SOFR + 1.100%)
due 05/23/29 § 740,000 744,829
5.516% due 09/30/28  1,700,000 1,719,774
5.583% due 03/01/28  1,700,000 1,712,469
PNC Financial Services Group, Inc.
4.618% due 10/26/29 † 630,000 628,571
5.102% due 07/23/27  1,030,000 1,030,304
5.300% due 01/21/28  1,740,000 1,747,520
6.615% due 10/20/27  1,740,000 1,751,087
Principal Life Global Funding II
4.650% due 05/18/29 ~ 1,630,000 1,625,685
Regions Bank
4.755% due 07/27/29  583,000 583,267
RGA Global Funding
4.350% due 08/25/28 ~ 1,560,000 1,547,610
5.448% due 05/24/29 ~ 540,000 549,340
Royal Bank of Canada (Canada)
4.327% (SOFR + 0.700%)
due 11/03/28 § 870,000 871,543
4.498% due 08/06/29  670,000 667,877
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,150,000 1,152,848
a
Principal
Amount Value
Sixth Street Lending Partners
6.500% due 03/11/29 † $ 800,000 $ 817,043
Societe Generale SA (France)
due 07/07/29 # ~ 1,110,000 1,109,885
5.249% due 05/22/29 ~ 1,480,000 1,490,954
5.500% due 04/13/29 ~ 730,000 738,182
Standard Chartered PLC (United Kingdom)
4.299% due 01/13/30 ~ 733,000 723,801
6.301% due 01/09/29 ~ 900,000 920,302
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/28 ~ 667,000 662,344
Sumisho Air Lease Corp.
4.400% due 03/24/28 ~ 203,000 201,983
4.500% due 03/24/29 ~ 1,200,000 1,190,115
4.625% due 10/01/28 † 540,000 538,328
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  1,450,000 1,446,771
5.532% due 07/17/26  40,000 40,026
Truist Financial Corp.
4.123% due 06/06/28  1,200,000 1,195,557
4.873% due 01/26/29  1,740,000 1,747,736
5.435% due 01/24/30  320,000 325,385
U.S. Bancorp
5.384% due 01/23/30  840,000 854,378
6.787% due 10/26/27  1,740,000 1,752,862
U.S. Bank NA
4.538% (SOFR + 0.910%)
due 05/15/28 § 750,000 752,351
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 870,000 866,964
4.214% due 04/10/30 ~ 840,000 826,294
4.703% due 08/05/27 ~ 1,800,000 1,800,015
VICI Properties LP
4.750% due 02/15/28  1,740,000 1,739,957
4.750% due 04/01/28  540,000 539,718
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 660,000 658,787
Wells Fargo & Co.
2.393% due 06/02/28  960,000 941,032
3.526% due 03/24/28  1,800,000 1,786,992
4.900% due 01/24/28  509,000 510,194
4.970% due 04/23/29  1,040,000 1,045,231
5.707% due 04/22/28  1,360,000 1,372,418
6.303% due 10/23/29  1,690,000 1,748,417
Western-Southern Global Funding
4.250% due 01/29/29 ~ 1,268,000 1,253,292
164,912,582
Industrial - 1.4%
Amrize Finance U.S. LLC
4.600% due 04/07/27  467,000 467,650
Boeing Co.
2.700% due 02/01/27  800,000 791,365
5.040% due 05/01/27  1,760,000 1,765,263
6.259% due 05/01/27  70,000 70,941
CNH Industrial Capital LLC
1.450% due 07/15/26  1,820,000 1,818,010
4.500% due 10/08/27  700,000 699,732
4.750% due 03/21/28  530,000 531,370
Ingersoll Rand, Inc.
5.197% due 06/15/27  1,260,000 1,267,873
7,412,204

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Technology - 1.4%
Dell International LLC/EMC Corp.
4.150% due 02/15/29  $ 521,000 $ 515,029
4.750% due 04/01/28  270,000 270,860
4.900% due 10/01/26  760,000 760,325
5.250% due 02/01/28  1,100,000 1,112,128
Leidos, Inc.
4.100% due 03/15/29  415,000 408,283
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  1,230,000 1,221,109
Oracle Corp.
4.738% (SOFR + 1.110%)
due 02/04/29 § 1,650,000 1,649,124
4.800% due 08/03/28 † 830,000 828,402
VMware LLC
1.800% due 08/15/28  810,000 766,465
7,531,725
Utilities - 2.5%
AES Corp.
5.200% due 07/15/29  74,000 74,435
5.450% due 06/01/28 † 1,500,000 1,516,980
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 560,000 548,245
DTE Energy Co.
4.875% due 06/01/28  1,008,000 1,012,560
Duke Energy Corp.
4.850% due 01/05/29  740,000 744,414
Duquesne Light Holdings, Inc.
3.616% due 08/01/27 ~ 300,000 296,668
Emera U.S. Finance LLC
4.500% due 04/01/29  1,634,000 1,623,070
ENEL Finance International NV (Italy)
1.625% due 07/12/26 ~ 620,000 619,406
3.500% due 04/06/28 ~ 580,000 569,347
4.125% due 09/30/28 ~ 231,000 228,286
FirstEnergy Corp.
3.900% due 07/15/27  1,780,000 1,770,206
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  364,000 364,934
NiSource, Inc.
5.250% due 03/30/28  1,590,000 1,608,189
Pacific Gas & Electric Co.
5.450% due 06/15/27  1,300,000 1,310,190
Pinnacle West Capital Corp.
4.900% due 05/15/28  115,000 115,452
Southern Co.
5.500% due 03/15/29  1,020,000 1,043,295
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 518,000 518,786
13,964,463
Total Corporate Bonds & Notes
    (Cost $255,396,578) 255,095,924
MORTGAGE-BACKED SECURITIES - 3.4%
Collateralized Mortgage Obligations - Commercial - 3.2%
ALA Trust
5.369% (SOFR + 1.743%)
due 06/15/40 ~ § 535,000 538,111
a
Principal
Amount Value
ARES Commercial Mortgage Trust
4.875% (SOFR + 1.250%)
due 02/15/43 ~ § $ 181,000 $ 181,233
Benchmark Mortgage Trust
3.042% due 08/15/52  317,584 311,098
BLP Commercial Mortgage Trust
4.968% (SOFR + 1.342%)
due 03/15/41 ~ § 227,544 228,008
Bridge Commercial Mortgage Trust
4.850% (SOFR + 1.250%)
due 06/15/39 ~ § 1,418,000 1,422,091
BX Commercial Mortgage Trust
4.825% (SOFR + 1.200%)
due 03/15/43 ~ § 608,521 609,279
4.918% (SOFR + 1.293%)
due 12/15/39 ~ § 439,322 440,573
4.975% (SOFR + 1.350%)
due 04/15/43 ~ § 436,000 436,888
5.005% (SOFR + 1.380%)
due 04/15/43 ~ § 541,864 544,304
5.017% (SOFR + 1.392%)
due 03/15/41 ~ § 511,829 513,048
5.067% (SOFR + 1.442%)
due 02/15/39 ~ § 389,945 391,119
5.069% (SOFR + 1.443%)
due 04/15/40 ~ § 389,856 390,575
BX Trust
due 07/15/43 # ~ § 500,000 500,625
4.769% (SOFR + 1.144%)
due 03/15/30 ~ § 1,601,129 1,599,740
4.775% (SOFR + 1.150%)
due 02/15/35 ~ § 1,476,000 1,474,006
4.825% (SOFR + 1.200%)
due 05/15/38 ~ § 803,315 806,312
5.019% (SOFR + 1.393%)
due 03/15/30 ~ § 69,405 69,316
5.067% (SOFR + 1.442%)
due 04/15/41 ~ § 285,873 286,573
5.116% (SOFR + 1.491%)
due 04/15/37 ~ § 67,969 68,055
CD Mortgage Trust
2.622% due 08/10/49  3 3
CENT
5.091% due 07/10/40 ~ § 998,000 997,048
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 100,357
Extended Stay America Trust
4.825% (SOFR + 1.200%)
due 02/15/43 ~ § 1,179,583 1,182,479
4.925% (SOFR + 1.300%)
due 10/15/42 ~ § 1,333,940 1,338,445
GS Mortgage Securities Trust
4.106% due 07/10/51 § 58,569 58,304
HAVN Trust
5.325% (SOFR + 1.700%)
due 10/15/35 ~ § 132,000 132,212
Hilton USA Trust
4.333% due 11/05/38 ~ § 171,000 170,662
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  21,073 21,010
Morgan Stanley Capital I Trust
1.925% due 07/15/53  692,204 650,323

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
PLYM Commercial Mortgage Trust
4.875% (SOFR + 1.250%)
due 03/15/43 ~ § $ 876,000 $ 877,674
5.075% (SOFR + 1.450%)
due 03/15/43 ~ § 100,000 100,181
TCO Commercial Mortgage Trust
4.868% (SOFR + 1.243%)
due 12/15/39 ~ § 429,000 429,550
Wells Fargo Commercial Mortgage Trust
3.063% due 12/15/52  39,471 38,553
3.933% due 03/15/52  626,367 620,646
5.270% due 03/15/38 ~ § 143,000 142,400
17,670,801
Collateralized Mortgage Obligations - Residential - 0.2%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 55,694 55,163
OBX Trust
5.364% due 03/25/63 ~ § 686,538 686,323
OLIT Trust
3.000% due 11/25/38 ~ § 71,240 69,622
Onity Loan Investment Trust
3.000% due 06/25/39 ~ § 152,000 148,896
3.000% due 06/25/38 ~ § 71,517 70,184
1,030,188
Total Mortgage-Backed Securities
    (Cost $18,662,308) 18,700,989
ASSET-BACKED SECURITIES - 19.3%
Automobile Other - 1.0%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 255,000 251,036
Exeter Automobile Receivables Trust
4.400% due 05/15/30  440,000 439,592
4.700% due 03/17/31  865,000 864,120
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  200,000 200,765
5.480% due 04/15/29 ~ 1,010,000 1,017,551
GMF Floorplan Owner Revolving Trust
4.343% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,301
4.790% due 03/15/29 ~ 235,000 235,428
4.910% due 03/15/30 ~ 395,000 396,620
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  485,000 486,393
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 384,167 386,069
5.038% due 07/25/31 ~ 32,815 33,004
5.121% due 12/29/32 ~ 274,827 276,179
5.185% due 07/25/31 ~ 135,950 136,659
Volkswagen Auto Lease Trust
4.010% due 01/22/29  710,000 707,847
5,561,564
Automobile Sequential - 7.7%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,150,000 1,149,054
4.590% due 03/15/34 ~ 408,095 408,865
5.540% due 04/15/33 ~ 263,135 264,178
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 370,000 364,823
a
Principal
Amount Value
4.770% due 02/20/29 ~ $ 950,000 $ 952,686
4.800% due 08/20/29 ~ 100,000 100,086
4.820% due 04/20/31 ~ 130,000 130,220
BMW Vehicle Lease Trust
4.430% due 06/26/28  545,000 545,843
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  46,749 46,884
CarMax Auto Owner Trust
3.970% due 12/16/30  1,750,000 1,735,625
4.110% due 08/15/29  1,095,000 1,093,124
4.840% due 01/15/30  20,000 20,104
CarMax Select Receivables Trust
4.640% due 12/16/30  370,000 370,364
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,775,000 1,766,592
4.550% due 08/12/30  390,000 390,736
4.640% due 01/10/30  1,191,112 1,193,515
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 820,000 818,291
4.510% due 02/22/28 ~ 1,250,807 1,252,207
4.820% due 02/20/29 ~ 615,000 618,118
5.060% due 03/20/31 ~ 1,050,000 1,058,915
5.160% due 09/20/30 ~ 150,000 151,321
5.230% due 03/20/30 ~ 621,627 624,024
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 386,367 386,500
Ford Credit Auto Owner Trust
4.450% due 10/15/29  1,251,000 1,253,249
4.610% due 08/15/29  25,000 25,082
5.280% due 02/15/36 ~ 170,000 172,897
5.530% due 09/15/28  836,917 841,771
Ford Credit Floorplan Master Owner Trust A
4.343% (SOFR + 0.750%)
due 04/15/29 ~ § 930,000 932,720
4.630% due 04/15/30  1,795,000 1,801,200
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  980,000 981,975
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 2,050,000 2,038,855
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 224,000 225,274
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  770,000 772,358
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 320,000 320,976
Hyundai Auto Receivables Trust
4.360% due 12/17/29  740,000 740,511
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  15,000 15,070
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 505,000 504,557
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  2,015,000 2,018,148
4.740% due 01/16/29  323,108 323,527
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 2,030,000 2,032,414
4.750% due 07/22/30 ~ 940,000 943,784
4.950% due 05/21/29 ~ 454,363 455,714
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,090,000 1,083,589
4.210% due 01/22/29 ~ 1,081,000 1,078,989

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ $ 1,535,000 $ 1,530,239
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 650,000 651,419
USB Auto Owner Trust
4.490% due 06/17/30 ~ 190,000 190,300
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 120,430
5.480% due 12/20/28  454,785 457,904
Volkswagen Credit Auto Master Trust
4.710% due 05/20/31 ~ 1,000,000 1,004,740
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 520,000 516,357
4.410% due 05/18/40 ~ 767,452 766,712
4.570% due 01/18/40 ~ 717,013 718,341
World Omni Auto Receivables Trust
4.730% due 03/15/30  415,000 416,642
World Omni Select Auto Trust
4.080% due 08/15/31  1,820,000 1,809,150
42,186,969
Credit Card Bullet - 0.3%
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 1,000,000 1,005,447
5.530% due 05/15/29 ~ 650,000 652,163
1,657,610
Other Asset-Backed Securities - 10.3%
Affirm Asset Securitization Trust
4.270% due 04/15/31 ~ 1,399,795 1,399,422
4.450% due 10/15/30 ~ 264,026 264,235
Affirm Master Trust
4.370% due 02/15/34 ~ 875,000 870,616
AIMCO CLO (Cayman)
4.880% (SOFR + 1.200%)
due 04/16/37 ~ § 1,832,000 1,835,207
Allegro CLO XIII Ltd. (Cayman)
4.775% (SOFR + 1.100%)
due 07/20/38 ~ § 589,875 590,416
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 1,622,028 1,627,632
ARES LIV CLO Ltd. (Cayman)
4.773% (SOFR + 1.100%)
due 07/15/38 ~ § 485,833 486,247
ARES XXXIV CLO Ltd. (Cayman)
4.680% (SOFR + 1.000%)
due 07/17/38 ~ § 600,000 600,367
Bain Capital Credit CLO Ltd. (Cayman)
4.814% (SOFR + 1.150%)
due 04/22/35 ~ § 650,000 650,589
4.825% (SOFR + 1.150%)
due 04/20/34 ~ § 2,070,000 2,072,232
Barings CLO Ltd. (Cayman)
4.815% (SOFR + 1.140%)
due 01/20/36 ~ § 1,250,000 1,250,811
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 1,238,822 1,241,564
Benefit Street Partners CLO XXV Ltd. (Cayman)
4.673% (SOFR + 1.000%)
due 01/15/35 ~ § 835,000 834,136
Buckhorn Park CLO Ltd. (Cayman)
4.745% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,118
CCG Receivables Trust
4.480% due 10/14/32 ~ 1,331,826 1,333,520
a
Principal
Amount Value
Dext ABS LLC
4.230% due 04/15/36 ~ $ 100,000 $ 99,552
4.590% due 08/16/27 ~ 643,230 643,799
4.770% due 08/15/35 ~ 255,000 255,906
DLLAA LLC
4.950% due 09/20/29 ~ 1,331,230 1,340,188
DLLAD LLC
5.300% due 07/20/29 ~ 685,000 691,618
DLLMT LLC
4.030% due 07/20/28 ~ 325,000 324,272
4.200% due 12/20/29 ~ 165,000 163,947
Dryden 108 CLO Ltd. (Jersey)
due 07/18/37 # ~ § 1,660,000 1,660,000
Dryden 68 CLO Ltd. (Cayman)
4.773% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,113
Dryden 75 CLO Ltd. (Cayman)
4.713% (SOFR + 1.040%)
due 04/14/34 ~ § 1,050,000 1,050,500
Flatiron CLO 19 Ltd. (Cayman)
4.829% (SOFR + 1.180%)
due 11/16/34 ~ § 404,471 404,866
Flatiron CLO 23 LLC
4.920% (SOFR + 1.240%)
due 04/17/36 ~ § 683,000 683,522
Flatiron RR CLO 22 LLC
4.583% (SOFR + 0.910%)
due 10/15/34 ~ § 2,010,000 2,008,323
FTAI MRE Cayman Ltd. (Cayman)
5.632% due 06/15/51 ~ 270,000 270,124
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 637,024 636,795
4.930% due 06/25/60 ~ 22,754 22,800
Harriman Park CLO Ltd. (Cayman)
4.675% (SOFR + 1.000%)
due 07/20/38 ~ § 243,750 243,879
Hartwick Park CLO Ltd. (Jersey)
4.835% (SOFR + 1.160%)
due 01/20/37 ~ § 2,050,000 2,051,336
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 334,542 335,396
Invesco CLO Ltd. (Cayman)
4.744% (SOFR + 1.080%)
due 10/22/34 ~ § 560,000 560,479
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 2,040,000 2,046,397
5.260% due 11/15/28 ~ 142,174 143,174
M&T Equipment Notes
4.700% due 12/16/27 ~ 210,935 211,317
Madison Park Funding XLV Ltd. (Cayman)
4.753% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,266
Madison Park Funding XXVII Ltd. (Cayman)
4.575% (SOFR + 0.900%)
due 04/20/38 ~ § 453,125 453,365
Magnetite XXI Ltd. (Cayman)
4.611% (SOFR + 0.980%)
due 04/20/34 ~ § 1,100,000 1,100,283
Magnetite XXIII Ltd. (Cayman)
4.657% (SOFR + 0.990%)
due 01/25/35 ~ § 1,910,000 1,911,510
Magnetite XXVI Ltd. (Cayman)
4.567% (SOFR + 0.900%)
due 01/25/38 ~ § 326,667 326,851

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Marlette Funding Trust
4.750% due 07/16/35 ~ $ 8,923 $ 8,928
4.950% due 07/16/35 ~ 700,000 700,037
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 1,700,000 1,712,530
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
4.706% (SOFR + 1.040%)
due 07/23/36 ~ § 1,820,000 1,821,269
OHA Credit Funding 22 Ltd. (Cayman)
5.005% (SOFR + 1.330%)
due 07/20/38 ~ § 518,000 518,390
Oportun Issuance Trust
4.320% due 01/09/34 ~ 125,000 123,885
4.490% due 07/08/33 ~ 165,000 164,211
4.880% due 05/09/33 ~ 360,000 359,817
Palmer Square Loan Funding Ltd. (Cayman)
4.451% (SOFR + 0.800%)
due 02/15/33 ~ § 184,997 184,815
4.613% (SOFR + 0.940%)
due 07/15/33 ~ § 694,191 694,191
4.823% (SOFR + 1.150%)
due 01/15/33 ~ § 1,236,000 1,233,841
PEAC Solutions Receivables LLC
4.390% due 07/20/33 ~ 75,000 74,465
4.940% due 10/20/28 ~ 64,870 65,051
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 229,698 228,123
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 69,056 69,330
RCKT Trust
4.480% due 11/27/34 ~ 50,143 50,175
4.900% due 07/25/34 ~ 24,060 24,096
Reach ABS Trust
4.340% due 02/15/35 ~ 274,943 274,720
4.930% due 08/18/32 ~ 137,264 137,555
RKTL Trust
4.070% due 02/26/35 ~ 476,286 475,352
4.330% due 02/26/35 ~ 680,000 674,324
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 431,900 431,470
4.470% due 08/15/34 ~ 77,848 77,879
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 1,950,000 1,958,114
Upstart Securitization Trust
4.600% due 09/20/35 ~ 510,784 510,440
Valley Stream Park CLO Ltd. (Jersey)
4.865% (SOFR + 1.190%)
due 01/20/37 ~ § 1,750,000 1,751,778
Verdant Receivables LLC
4.850% due 03/13/28 ~ 64,351 64,493
Verizon Master Trust
4.510% due 03/20/30  590,000 591,164
4.620% due 11/20/30  1,250,000 1,255,342
4.710% due 01/21/31  2,080,000 2,092,632
4.830% due 12/22/31 ~ 2,000,000 2,019,195
Voya CLO Ltd. (Cayman)
4.675% (SOFR + 1.000%)
due 01/20/38 ~ § 464,286 464,558
56,259,860
Total Asset-Backed Securities
    (Cost $105,810,067) 105,666,003
a
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 9.8%
U.S. Treasury Notes - 9.8%
3.500% due 09/30/26 ‡ $ 26,950,400 $ 26,927,859
4.250% due 03/15/27 ‡ 26,628,500 26,674,377
53,602,236
Total U.S. Treasury Obligations
    (Cost $53,627,640) 53,602,236
SHORT-TERM INVESTMENTS - 18.2%
U.S. Treasury Bills - 18.2%
3.874% due 10/29/26  20,000,000 19,749,583
3.875% due 11/12/26 ‡ 38,200,000 37,666,649
3.977% due 12/24/26  43,000,000 42,194,499
99,610,731
Total Short-Term Investments
(Cost $99,647,955) 99,610,731
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.2%
    (Cost $533,144,548) 532,675,883
Shares
SECURITIES LENDING COLLATERAL - 2.0%
Mutual Funds - 0.7%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 3,964,101 3,964,101
Principal
Amount
Repurchase Agreements - 1.3%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$4,904,861; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $5,002,962) $ 4,904,364 4,904,364
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$2,275,523; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $2,324,038) 2,272,227 2,272,227
7,176,591
Total Securities Lending Collateral
(Cost $11,140,692) 11,140,692
a
TOTAL INVESTMENTS - 99.2%
(Cost $544,285,240) 543,816,575
DERIVATIVES - (0.9%) (4,912,369)
OTHER ASSETS & LIABILITIES, NET -  1.7% 9,054,247
NET ASSETS - 100.0% $ 547,958,453

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $10,277,310 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
(d) As of June 30, 2026, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Corporate Bonds & Notes 46 .5%
Asset-Backed Securities 19 .3%
Short-Term Investments 18 .2%
U.S. Treasury Obligations 9 .8%
Mortgage-Backed Securities 3 .4%
Others (each less than 3.0%) 2 .0%
99 .2%
Derivatives ( 0 .9% )
Other Assets & Liabilities, Net 1 .7%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 09/26 150 $ 23,721,408 $ 23,589,750 ( $ 131,658 )
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/26 131 27,037,969 27,003,398 34,571
Total Futures Contracts ( $ 97,087 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Daily Total Return Net EAFE SOFR + 0.250% S CIT 07/15/26 $ 35,003,030 ( $ 318,019 ) $ – ( $ 318,019 )
MSCI Daily Total Return Net EAFE SOFR + 0.310% S CIT 07/15/26 110,108,095 (1,002,952) – (1,002,952)
MSCI Daily Total Return Net EAFE SOFR + 0.290% S GSC 07/15/26 49,200,718 (447,776) – (447,776)
MSCI Daily Total Return Net EAFE SOFR + 0.320% S CIT 10/15/26 145,672,484 (1,327,467) – (1,327,467)
MSCI Daily Total Return Net EAFE SOFR + 0.295% S MSC 10/15/26 56,311,256 (512,599) – (512,599)
MSCI Daily Total Return Net EAFE SOFR + 0.250% S CIT 01/15/27 48,311,900 (438,936) – (438,936)
MSCI Daily Total Return Net EAFE SOFR + 0.395% S MSC 01/15/27 83,958,154 (767,533) – (767,533)
( $ 4,815,282 ) $ – ( $ 4,815,282 )
Total Swap Agreements ( $ 4,815,282 ) $ – ( $ 4,815,282 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (4,815,282)
$ – ( $ 4,815,282 )

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(e) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 255,095,924 $ – $ 255,095,924 $ –
Mortgage-Backed Securities 18,700,989 – 18,700,989 –
Asset-Backed Securities 105,666,003 – 105,666,003 –
U.S. Treasury Obligations 53,602,236 – 53,602,236 –
Short-Term Investments 99,610,731 – 99,610,731 –
Securities Lending Collateral 11,140,692 3,964,101 7,176,591 –
Derivatives:
Interest Rate Contracts
Futures 34,571 34,571 – –
Total Assets 543,851,146 3,998,672 539,852,474 –
Liabilities Derivatives:
Equity Contracts
Futures (131,658) (131,658) – –
Swaps (4,815,282) – (4,815,282) –
Total Equity Contracts (4,946,940) (131,658) (4,815,282) –
Total Liabilities (4,946,940) (131,658) (4,815,282) –
Total $ 538,904,206 $ 3,867,014 $ 535,037,192 $ –

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.1%
Australia - 4.9%
spacing
Brambles Ltd. 827,132 $ 11,168,006
Pro Medicus Ltd. 25,661 3,627,786
Rio Tinto PLC 135,624 12,830,676
Woodside Energy Group Ltd. 392,492 7,590,414
35,216,882
Belgium - 4.3%
spacing
Anheuser-Busch InBev SA 143,167 11,829,857
KBC Group NV 63,348 8,652,175
UCB SA 35,370 10,588,754
31,070,786
Canada - 3.4%
spacing
Celestica, Inc. * 19,484 7,105,873
Dollarama, Inc. 79,888 10,568,367
Loblaw Cos. Ltd. 151,481 6,872,052
24,546,292
Finland - 1.2%
spacing
Nokia OYJ ADR 644,520 8,559,226
France - 6.7%
spacing
Danone SA 128,158 10,475,417
Engie SA 208,285 6,555,671
EssilorLuxottica SA 27,726 5,206,154
Hermes International SCA 4,403 8,051,739
L'Oreal SA 25,944 11,372,726
Safran SA 18,407 7,253,843
48,915,550
Germany - 5.9%
spacing
E.ON SE 417,125 8,577,714
Infineon Technologies AG 133,832 12,607,227
Siemens Energy AG 114,584 21,844,463
43,029,404
Hong Kong - 0.6%
spacing
Prudential PLC 329,281 4,373,513
Italy - 4.1%
spacing
Prysmian SpA 132,611 22,324,141
Ryanair Holdings PLC 241,827 7,559,198
29,883,339
Japan - 25.3%
spacing
Hoya Corp. 108,570 17,512,481
Ibiden Co. Ltd. 19,084 2,881,325
Keyence Corp. 24,890 12,581,570
Kioxia Holdings Corp. * 22,575 13,121,262
Lasertec Corp. 41,996 13,339,538
Mitsubishi Electric Corp. 266,531 9,774,888
Mitsubishi Heavy Industries Ltd. 421,277 9,572,544
Mitsubishi UFJ Financial Group, Inc. 615,215 12,256,883
ORIX Corp. 280,190 10,672,858
Pan Pacific International Holdings Corp. 1,146,287 5,810,002
Recruit Holdings Co. Ltd. 117,311 8,162,374
Shin-Etsu Chemical Co. Ltd. 279,848 12,198,424
SoftBank Group Corp. 294,893 10,938,547
Sony Group Corp. 453,626 9,128,799
a Shares Value
Sumitomo Electric Industries Ltd. 605,504 $ 11,236,411
Terumo Corp. 625,456 8,542,189
Tokyo Electron Ltd. 33,064 16,031,206
183,761,301
Netherlands - 8.8%
spacing
ASM International NV 15,750 18,112,202
ASML Holding NV 23,105 45,751,952
63,864,154
Singapore - 0.7%
spacing
Sea Ltd. ADR * 53,112 5,089,723
Spain - 4.2%
spacing
Banco Santander SA 1,179,614 16,372,858
Industria de Diseno Textil SA 221,828 13,982,333
30,355,191
Sweden - 3.7%
spacing
Atlas Copco AB Class A  721,422 14,622,497
Sandvik AB 294,196 12,148,869
26,771,366
Switzerland - 6.1%
spacing
ABB Ltd. 49,992 5,438,092
Cie Financiere Richemont SA Class A  77,182 17,815,796
Galderma Group AG 59,468 13,525,843
UBS Group AG 147,095 7,290,192
44,069,923
Taiwan - 2.6%
spacing
Taiwan Semiconductor Manufacturing Co. Ltd. 239,532 18,896,740
United Kingdom - 9.8%
spacing
3i Group PLC 123,708 4,067,998
AstraZeneca PLC 111,131 20,748,624
BAE Systems PLC 457,468 11,210,997
Halma PLC 112,407 5,875,332
HSBC Holdings PLC 789,879 14,936,049
London Stock Exchange Group PLC 58,744 6,351,140
Tesco PLC 1,356,434 8,268,950
71,459,090
United States - 6.8%
spacing
Alcon AG 55,113 3,716,265
Roche Holding AG 15,786 6,489,408
Schneider Electric SE 60,787 19,891,066
Seagate Technology Holdings PLC 12,498 12,060,570
Spotify Technology SA * 15,234 6,994,386
49,151,695
Total Common Stocks
    (Cost $648,165,273) 719,014,175
TOTAL INVESTMENTS - 99.1%
(Cost $648,165,273) 719,014,175
OTHER ASSETS & LIABILITIES, NET - 0.9% 6,858,962
NET ASSETS - 100.0% $ 725,873,137

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, the Fund's Top 5 country of risk allocations as a percentage of net assets was as follows:
(c) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Industrial 24 .8%
Technology 21 .2%
Consumer, Non-Cyclical 18 .9%
Financial 11 .7%
Consumer, Cyclical 11 .6%
Communications 4 .4%
Basic Materials 3 .4%
Others (each less than 3.0%) 3 .1%
99 .1%
Other Assets & Liabilities, Net 0 .9%
100 .0%
Japan 25 .3%
United Kingdom 9 .8%
Netherlands 8 .8%
United States 6 .8%
France 6 .7%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 35,216,882 $ – $ 35,216,882 $ –
Belgium 31,070,786 – 31,070,786 –
Canada 24,546,292 24,546,292 – –
Finland 8,559,226 8,559,226 – –
France 48,915,550 – 48,915,550 –
Germany 43,029,404 – 43,029,404 –
Hong Kong 4,373,513 – 4,373,513 –
Italy 29,883,339 – 29,883,339 –
Japan 183,761,301 – 183,761,301 –
Netherlands 63,864,154 – 63,864,154 –
Singapore 5,089,723 5,089,723 – –
Spain 30,355,191 – 30,355,191 –
Sweden 26,771,366 – 26,771,366 –
Switzerland 44,069,923 – 44,069,923 –
Taiwan 18,896,740 – 18,896,740 –
United Kingdom 71,459,090 – 71,459,090 –
United States 49,151,695 19,054,956 30,096,739 –
Total Common Stocks 719,014,175 57,250,197 661,763,978 –
Total $ 719,014,175 $ 57,250,197 $ 661,763,978 $ –

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.2%
Australia - 0.9%
spacing
Rio Tinto PLC 89,629 $ 8,479,330
Canada - 1.8%
spacing
Intact Financial Corp. 28,578 5,898,161
Toronto-Dominion Bank 90,924 11,055,127
16,953,288
China - 2.1%
spacing
NetEase, Inc. 332,600 8,541,752
Tencent Holdings Ltd. 209,523 11,562,012
20,103,764
Denmark - 1.6%
spacing
Carlsberg AS Class B  82,884 10,846,153
Novo Nordisk AS Class B  98,748 4,742,562
15,588,715
Finland - 1.2%
spacing
Kone OYJ Class B  202,710 11,531,157
France - 15.0%
spacing
Air Liquide SA 114,552 22,684,381
BNP Paribas SA 185,700 21,688,488
Capgemini SE 110,576 11,101,005
Cie de Saint-Gobain SA 127,824 11,591,384
Cie Generale des Etablissements Michelin
SCA 167,357 6,465,046
Edenred SE 204,150 5,247,907
Engie SA 523,128 16,465,203
Legrand SA 58,016 9,830,481
LVMH Moet Hennessy Louis Vuitton SE 19,930 11,022,489
Pernod Ricard SA 95,830 6,965,669
TotalEnergies SE 234,713 18,149,293
141,211,346
Germany - 5.5%
spacing
Beiersdorf AG 96,801 8,336,850
Deutsche Boerse AG 45,844 12,503,938
Merck KGaA 76,153 12,766,643
MTU Aero Engines AG 12,771 5,321,715
SAP SE 86,474 13,329,807
52,258,953
Hong Kong - 2.0%
spacing
AIA Group Ltd. 1,327,207 12,150,887
Prudential PLC 477,655 6,344,217
18,495,104
India - 0.3%
spacing
HDFC Bank Ltd. 341,604 2,882,952
Ireland - 2.4%
spacing
AIB Group PLC 1,438,160 16,901,949
Bank of Ireland Group PLC 277,273 5,524,100
22,426,049
Israel - 1.1%
spacing
Check Point Software Technologies Ltd. * 79,835 10,492,714
a Shares Value
Italy - 4.8%
spacing
Eni SpA 491,832 $ 11,539,187
Intesa Sanpaolo SpA 2,868,788 19,718,006
Ryanair Holdings PLC ADR 224,086 14,509,569
45,766,762
Japan - 19.5%
spacing
Daikin Industries Ltd. 72,100 10,998,041
Denso Corp. 678,700 7,814,551
FUJIFILM Holdings Corp. 356,900 7,635,324
Hitachi Ltd. 715,100 19,791,174
Hoya Corp. 54,800 8,839,310
Kose Holdings Corp. 74,700 2,316,078
LY Corp. 2,581,800 6,871,614
Mitsubishi Electric Corp. 553,600 20,302,996
Olympus Corp. 231,200 2,420,939
Seven & i Holdings Co. Ltd. 985,500 11,818,484
Shin-Etsu Chemical Co. Ltd. 348,600 15,195,287
Sompo Holdings, Inc. 440,600 16,738,518
Sony Group Corp. 602,200 12,118,712
Sumitomo Mitsui Financial Group, Inc. 463,000 18,149,153
Suzuki Motor Corp. 811,500 9,815,684
Terumo Corp. 587,000 8,016,975
ZOZO, Inc. 701,800 4,959,366
183,802,206
Netherlands - 2.1%
spacing
ING Groep NV 615,665 19,426,261
Portugal - 0.3%
spacing
Galp Energia SGPS SA 126,956 2,690,694
Singapore - 1.3%
spacing
DBS Group Holdings Ltd. 245,385 12,425,018
Spain - 2.4%
spacing
Amadeus IT Group SA 201,134 11,766,584
Banco Bilbao Vizcaya Argentaria SA 417,890 10,521,132
22,287,716
Switzerland - 6.9%
spacing
Cie Financiere Richemont SA Class A  92,570 21,367,783
Nestle SA 86,421 8,863,782
Sonova Holding AG 27,201 6,455,963
UBS Group AG (XVTX) 338,487 16,775,792
Zurich Insurance Group AG 15,164 11,215,788
64,679,108
Taiwan - 4.4%
spacing
Taiwan Semiconductor Manufacturing Co. Ltd. 526,000 41,496,272
United Kingdom - 12.7%
spacing
British American Tobacco PLC 298,467 18,470,024
Compass Group PLC 562,993 18,189,929
GSK PLC 542,443 14,240,689
London Stock Exchange Group PLC 58,842 6,361,735
NatWest Group PLC 2,189,847 19,323,097
RELX PLC (REN LN) 359,176 11,351,689
RELX PLC (REN NA) 5,341 168,832
Rolls-Royce Holdings PLC 1,126,587 21,596,264

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, the Fund's Top 5 country of risk allocations as a percentage of net assets was as follows:
(c) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Tesco PLC 1,613,181 $ 9,834,104
119,536,363
United States - 9.9%
spacing
Experian PLC 313,550 10,567,761
Novartis AG 164,551 25,718,055
Qiagen NV 144,815 5,602,042
Roche Holding AG 61,308 25,202,876
Schneider Electric SE 80,538 26,354,100
93,444,834
Total Common Stocks
    (Cost $770,302,653) 925,978,606
Principal
Amount
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government Agency Issues - 0.3%
Federal Home Loan Mortgage Corp. Discount
Notes
3.718% due 07/01/26  $ 3,012,000 3,011,699
Total Short-Term Investments
(Cost $3,012,000) 3,011,699
TOTAL INVESTMENTS - 98.5%
(Cost $773,314,653) 928,990,305
OTHER ASSETS & LIABILITIES, NET - 1.5% 14,264,340
NET ASSETS - 100.0% $ 943,254,645
Financial 26 .0%
Consumer, Non-Cyclical 23 .1%
Industrial 15 .5%
Consumer, Cyclical 12 .0%
Technology 9 .0%
Basic Materials 4 .9%
Energy 3 .4%
Others (each less than 3.0%) 4 .6%
98 .5%
Other Assets & Liabilities, Net 1 .5%
100 .0%
Japan 19 .5%
France 15 .0%
United Kingdom 12 .7%
United States (Includes Short-Term Investments) 10 .2%
Switzerland 6 .9%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 8,479,330 $ – $ 8,479,330 $ –
Canada 16,953,288 16,953,288 – –
China 20,103,764 – 20,103,764 –
Denmark 15,588,715 – 15,588,715 –
Finland 11,531,157 – 11,531,157 –
France 141,211,346 – 141,211,346 –
Germany 52,258,953 – 52,258,953 –
Hong Kong 18,495,104 – 18,495,104 –
India 2,882,952 – 2,882,952 –
Ireland 22,426,049 – 22,426,049 –
Israel 10,492,714 10,492,714 – –
Italy 45,766,762 14,509,569 31,257,193 –
Japan 183,802,206 4,959,366 178,842,840 –
Netherlands 19,426,261 – 19,426,261 –
Portugal 2,690,694 – 2,690,694 –
Singapore 12,425,018 – 12,425,018 –
Spain 22,287,716 – 22,287,716 –
Switzerland 64,679,108 – 64,679,108 –
Taiwan 41,496,272 – 41,496,272 –
United Kingdom 119,536,363 – 119,536,363 –
United States 93,444,834 – 93,444,834 –
Total Common Stocks 925,978,606 46,914,937 879,063,669 –
Short-Term Investments 3,011,699 – 3,011,699 –
Total $ 928,990,305 $ 46,914,937 $ 882,075,368 $ –

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 93.5%
Australia - 3.9%
spacing
Amotiv Ltd. 269,602 $ 1,178,021
AUB Group Ltd. 120,762 2,385,012
Deterra Royalties Ltd. 449,552 1,469,075
Imdex Ltd. 604,735 1,723,246
nib holdings Ltd. 229,273 1,118,413
OceanaGold Corp. 48,000 1,203,173
Vault Minerals Ltd. 470,000 1,377,793
10,454,733
Austria - 4.4%
spacing
AT&S Austria Technologie & Systemtechnik
AG * 7,000 1,691,738
Eurotelesites AG * 78,863 398,281
Mayr Melnhof Karton AG 16,929 1,472,707
Strabag SE Class BR  23,145 2,356,259
Telekom Austria AG 121,524 1,346,877
voestalpine AG 42,000 1,961,831
Wienerberger AG 102,411 2,646,168
11,873,861
Belgium - 0.8%
spacing
Fagron 74,236 2,045,679
Brazil - 0.4%
spacing
Afya Ltd. Class A  42,390 629,068
LOG Commercial Properties e Participacoes
SA 80,595 433,239
1,062,307
Canada - 2.5%
spacing
CCL Industries, Inc. Class B  41,870 2,729,927
Colliers International Group, Inc. 12,000 1,126,092
North West Co., Inc. 57,160 1,990,172
Quebecor, Inc. Class A  16,100 762,288
6,608,479
Cayman - 0.1%
spacing
Patria Investments Ltd. Class A  18,930 207,851
China - 5.5%
spacing
Best Pacific International Holdings Ltd. ~ 1,531,826 450,067
Consun Pharmaceutical Group Ltd. 726,000 1,165,350
Far East Horizon Ltd. 2,491,647 1,704,125
Horizon Construction Development Ltd. 286,080 24,439
New Oriental Education & Technology Group,
Inc. 325,000 1,492,959
Precision Tsugami China Corp. Ltd. ~ 359,572 3,241,317
Qingdao Port International Co. Ltd. Class H ~ 1,481,772 1,190,277
Sany Heavy Equipment International Holdings
Co. Ltd. 1,000,000 849,570
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  646,969 3,397,630
Yangzijiang Shipbuilding Holdings Ltd. 441,720 1,171,796
14,687,530
France - 3.4%
spacing
Altarea SCA REIT 12,740 1,422,737
ARGAN SA REIT 19,499 1,345,569
Gaztransport Et Technigaz SA 7,000 1,483,466
a Shares Value
Thermador Groupe 29,862 $ 2,683,190
Vallourec SACA †* 94,427 2,206,130
9,141,092
Germany - 1.1%
spacing
JOST Werke SE ~ 18,740 1,115,954
Rheinmetall AG 876 996,697
Stabilus SE 45,208 783,359
2,896,010
Greece - 0.8%
spacing
Alpha Bank SA 184,100 833,303
Athens International Airport SA 107,328 1,326,094
2,159,397
Hong Kong - 0.5%
spacing
WH Group Ltd. ~ 1,220,270 1,293,870
India - 1.7%
spacing
KRBL Ltd. 185,458 736,584
National Aluminium Co. Ltd. 385,000 1,387,144
Redington Ltd. 781,160 2,289,679
4,413,407
Indonesia - 0.6%
spacing
Selamat Sempurna Tbk. PT 10,255,570 920,592
Sumber Alfaria Trijaya Tbk. PT 9,063,170 697,563
1,618,155
Ireland - 0.7%
spacing
Irish Residential Properties REIT PLC ◊ 1,423,726 1,897,522
Israel - 0.6%
spacing
Bezeq The Israeli Telecommunication Corp.
Ltd. 657,344 1,550,788
Italy - 3.4%
spacing
Banca Generali SpA 22,115 1,651,038
Banca Mediolanum SpA 69,280 1,726,547
Lottomatica Group SpA 83,100 2,305,590
Pirelli & C SpA * ~ 158,882 1,203,283
Recordati Industria Chimica e Farmaceutica
SpA 36,485 2,138,712
9,025,170
Japan - 24.5%
spacing
ABC-Mart, Inc. 66,820 1,150,893
As One Corp. 88,010 1,228,886
Chugoku Marine Paints Ltd. 69,000 1,419,570
Coca-Cola Bottlers Japan Holdings, Inc. 40,000 1,055,773
Daiichikosho Co. Ltd. 63,880 673,613
Ebara Corp. 77,490 3,034,702
Furukawa Electric Co. Ltd. 80,000 2,406,174
Hachijuni Nagano Bank Ltd. 180,610 2,678,956
Hikari Tsushin, Inc. 5,620 1,234,910
Hokuhoku Financial Group, Inc. 73,380 3,041,179
Inaba Denki Sangyo Co. Ltd. 118,580 1,996,175
Itochu Enex Co. Ltd. 67,650 833,512
Kamigumi Co. Ltd. 61,830 1,940,138
Kawasaki Heavy Industries Ltd. 147,050 2,661,174
Kyoto Financial Group, Inc. 91,620 2,549,518
Maruwa Co. Ltd. 6,120 2,731,045

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Mitani Corp. 60,340 $ 939,908
Namura Shipbuilding Co. Ltd. 65,700 1,454,037
Nichias Corp. 92,700 2,275,051
Niterra Co. Ltd. 40,000 2,658,111
Nitto Boseki Co. Ltd. 70,000 1,893,236
NOF Corp. 119,490 1,951,676
NSD Co. Ltd. 84,550 1,284,661
Prestige International, Inc. 29,470 117,450
Renesas Electronics Corp. 113,310 3,497,748
Roland Corp. 50,180 1,280,234
San-Ai Obbli Co. Ltd. 98,450 1,268,712
Ship Healthcare Holdings, Inc. 130,250 1,739,648
Sojitz Corp. 47,700 1,530,214
Starts Corp., Inc. 38,340 1,072,796
SUMCO Corp. 64,000 1,622,949
Systena Corp. 477,500 1,168,076
Tokyo Ohka Kogyo Co. Ltd. 36,800 2,614,520
Tokyo Tatemono Co. Ltd. 75,000 1,530,194
Toyo Tire Corp. 57,000 1,319,745
Tsuruha Holdings, Inc. 82,105 1,039,221
WingArc1st, Inc. 50,400 728,476
Yokogawa Electric Corp. 51,800 1,820,416
65,443,297
Mexico - 0.7%
spacing
Bolsa Mexicana de Valores SAB de CV 457,099 910,931
Gruma SAB de CV Class B  61,336 985,374
1,896,305
Netherlands - 0.2%
spacing
Acomo NV 20,532 529,633
Norway - 1.2%
spacing
Europris ASA ~ 200,785 1,791,740
SpareBank 1 SMN 71,586 1,359,943
3,151,683
Peru - 0.6%
spacing
Intercorp Financial Services, Inc. 29,585 1,685,162
Philippines - 0.8%
spacing
Robinsons Land Corp. 7,948,839 2,136,130
Poland - 0.7%
spacing
mBank SA * 5,000 1,814,381
Portugal - 0.5%
spacing
Sonae SGPS SA 559,483 1,288,383
Saudi Arabia - 0.5%
spacing
Bupa Arabia for Cooperative Insurance Co. 30,620 1,426,154
Singapore - 1.2%
spacing
Hour Glass Ltd. 308,182 625,399
HRnetgroup Ltd. ~ 1,723,895 986,035
Mapletree Industrial Trust REIT 1,101,539 1,637,551
3,248,985
South Africa - 0.5%
spacing
Pepkor Holdings Ltd. ~ 965,445 1,305,268
a Shares Value
South Korea - 3.7%
spacing
Hansol Chemical Co. Ltd. 12,000 $ 2,282,465
LG Innotek Co. Ltd. 6,780 4,391,389
Seoul Guarantee Insurance Co. 33,761 908,150
Soulbrain Co. Ltd. 1,750 417,674
Vitzrocell Co. Ltd. 73,480 1,931,944
9,931,622
Spain - 2.5%
spacing
CIE Automotive SA 40,979 1,249,592
Logista Integral SA 66,681 2,572,345
Prosegur Cia de Seguridad SA 621,513 1,921,378
Viscofan SA 15,812 1,055,171
6,798,486
Sweden - 3.1%
spacing
Alleima AB 350,000 3,204,919
Alligo AB Class B  73,273 1,006,561
Beijer Alma AB 47,439 1,453,768
Granges AB 146,107 2,589,106
8,254,354
Taiwan - 7.3%
spacing
International Games System Co. Ltd. Class C  70,960 1,767,408
Scientech Corp. 50,000 1,445,040
Sporton International, Inc. 201,419 1,219,714
Test Research, Inc. 240,947 2,518,521
Tripod Technology Corp. 211,799 3,488,446
Yageo Corp. 247,808 9,039,805
19,478,934
United Arab Emirates - 0.2%
spacing
RAK Properties PJSC * 1,489,983 438,709
United Kingdom - 10.5%
spacing
Ashtead Technology Holdings PLC 720,391 3,960,807
Bodycote PLC 199,319 1,755,910
Close Brothers Group PLC * 183,220 984,766
Convatec Group PLC ~ 563,166 1,606,037
Grainger PLC REIT 687,591 1,546,395
Hiscox Ltd. 85,295 2,089,984
Informa PLC 97,633 1,171,358
JET2 PLC 85,944 1,470,801
Lancashire Holdings Ltd. 165,929 1,420,348
LSL Property Services PLC 205,498 561,521
Metro Bank Holdings PLC * 700,000 1,520,908
Premier Foods PLC 655,686 1,782,237
Sabre Insurance Group PLC ~ 2,073,986 4,786,807
Shawbrook Group PLC * ~ 177,900 768,100
Subsea 7 SA 78,307 2,673,917
28,099,896
United States - 4.4%
spacing
Antero Resources Corp. * 42,101 1,479,429
GCC SAB de CV 303,660 3,629,161
Impro Precision Industries Ltd. ~ 1,838,911 1,898,321
Ovintiv, Inc. 33,740 1,776,411
RHI Magnesita NV 84,232 3,058,617
11,841,939
Total Common Stocks
    (Cost $207,645,677) 249,705,172

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, the Fund's Top 5 country of risk allocations as a percentage of net assets was as follows:
(c) As of June 30, 2026, restricted securities were as follows:
a Shares Value
EXCHANGE-TRADED FUNDS - 3.6%
iShares MSCI India † 148,330 $ 7,326,019
Vanguard FTSE All World ex-U.S. Small-Cap
ETF 15,000 2,314,350
a
Total Exchange-Traded Funds
    (Cost $10,066,456) 9,640,369
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.1%
    (Cost $217,712,133) 259,345,541
SECURITIES LENDING COLLATERAL - 0.2%
Mutual Funds - 0.1%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500
%
228,919 228,919
Principal
Amount
Repurchase Agreements - 0.1%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$283,246; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $288,911) $ 283,217 283,217
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$131,407; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $134,209) 131,217 131,217
414,434
Total Securities Lending Collateral
(Cost $643,353) 643,353
a
TOTAL INVESTMENTS - 97.3%
(Cost $218,355,486) 259,988,894
OTHER ASSETS & LIABILITIES, NET - 2.7% 7,342,343
NET ASSETS - 100.0% $ 267,331,237
Industrial 34 .2%
Financial 19 .3%
Consumer, Non-Cyclical 11 .2%
Consumer, Cyclical 10 .9%
Basic Materials 5 .7%
Technology 5 .6%
Energy 4 .2%
Exchange-Traded Funds 3 .6%
Others (each less than 3.0%) 2 .6%
97 .3%
Other Assets & Liabilities, Net 2 .7%
100 .0%
Japan 24 .5%
United Kingdom 10 .5%
Taiwan 7 .3%
China 5 .5%
United States (Includes Securities Lending Collateral) 4 .6%
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Irish Residential Properties REIT
PLC Acq 10/20/21 $1,531,683 $1,897,522 0.7%

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 10,454,733 $ 1,203,173 $ 9,251,560 $ –
Austria 11,873,861 1,745,158 10,128,703 –
Belgium 2,045,679 – 2,045,679 –
Brazil 1,062,307 1,062,307 – –
Canada 6,608,479 6,608,479 – –
Cayman 207,851 207,851 – –
China 14,687,530 1,214,716 13,472,814 –
France 9,141,092 – 9,141,092 –
Germany 2,896,010 – 2,896,010 –
Greece 2,159,397 – 2,159,397 –
Hong Kong 1,293,870 – 1,293,870 –
India 4,413,407 – 4,413,407 –
Indonesia 1,618,155 920,592 697,563 –
Ireland 1,897,522 – 1,897,522 –
Israel 1,550,788 – 1,550,788 –
Italy 9,025,170 – 9,025,170 –
Japan 65,443,297 2,190,114 63,253,183 –
Mexico 1,896,305 1,896,305 – –
Netherlands 529,633 – 529,633 –
Norway 3,151,683 – 3,151,683 –
Peru 1,685,162 1,685,162 – –
Philippines 2,136,130 – 2,136,130 –
Poland 1,814,381 – 1,814,381 –
Portugal 1,288,383 – 1,288,383 –
Saudi Arabia 1,426,154 – 1,426,154 –
Singapore 3,248,985 986,035 2,262,950 –
South Africa 1,305,268 – 1,305,268 –
South Korea 9,931,622 – 9,931,622 –
Spain 6,798,486 – 6,798,486 –
Sweden 8,254,354 1,006,561 7,247,793 –
Taiwan 19,478,934 – 19,478,934 –
United Arab Emirates 438,709 – 438,709 –
United Kingdom 28,099,896 15,256,826 12,843,070 –
United States 11,841,939 6,885,001 4,956,938 –
Total Common Stocks 249,705,172 42,868,280 206,836,892 –
Exchange-Traded Funds 9,640,369 9,640,369 – –
Securities Lending Collateral 643,353 228,919 414,434 –
Total $ 259,988,894 $ 52,737,568 $ 207,251,326 $ –

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 1.3%
Germany - 1.3%
spacing
Henkel AG & Co. KGaA 92,396 $ 7,770,471
Volkswagen AG 91,619 7,349,794
15,120,265
Total Preferred Stocks
    (Cost $17,433,631) 15,120,265
COMMON STOCKS - 96.7%
Austria - 1.6%
spacing
ams-OSRAM AG * 95,230 2,065,305
Erste Group Bank AG 89,902 12,032,296
Mondi PLC 487,736 4,427,996
18,525,597
Belgium - 0.9%
spacing
Ageas SA 107,244 8,580,668
Proximus SADP 223,845 1,497,255
10,077,923
Brazil - 3.8%
spacing
Ambev SA 2,970,983 9,375,145
Banco Bradesco SA ADR 3,272,119 11,354,253
Lojas Renner SA 1,583,706 4,528,118
Natura Cosmeticos SA * 2,559,819 4,328,927
Suzano SA 766,139 5,899,313
Telefonica Brasil SA 828,302 5,447,350
Ultrapar Participacoes SA 604,001 3,049,080
43,982,186
Canada - 1.1%
spacing
Barrick Mining Corp. 161,822 5,950,303
Nutrien Ltd. 104,909 6,604,021
12,554,324
China - 2.4%
spacing
Alibaba Group Holding Ltd. 320,346 3,840,452
Baidu, Inc. Class A * 527,872 7,535,922
China Mengniu Dairy Co. Ltd. 2,932,866 6,024,894
DiDi Global, Inc. ADR * 1,408,847 4,719,637
JD.com, Inc. Class A  423,623 5,397,126
27,518,031
Finland - 1.1%
spacing
Nokia OYJ (OMXH) 590,735 7,878,173
Stora Enso OYJ Class R  442,979 4,725,592
12,603,765
France - 12.4%
spacing
Arkema SA 73,439 4,632,531
AXA SA 197,735 9,908,386
BNP Paribas SA 170,271 19,886,486
Carrefour SA 460,724 8,553,325
Cie de Saint-Gobain SA 83,532 7,574,880
Engie SA 495,693 15,601,700
Orange SA 853,420 16,094,460
Renault SA 205,841 5,913,280
Societe Generale SA 309,389 27,384,051
Sodexo SA 67,703 3,915,991
a Shares Value
TotalEnergies SE 276,752 $ 21,399,978
Valeo SE 292,149 4,293,065
145,158,133
Germany - 6.0%
spacing
Aumovio SE * 86,217 3,559,129
BASF SE 199,689 10,673,990
Beiersdorf AG 91,516 7,881,687
Brenntag SE 70,871 4,309,472
Continental AG 65,785 5,443,386
Daimler Truck Holding AG 209,922 10,124,338
Evonik Industries AG 336,604 6,107,842
Fresenius SE & Co. KGaA 174,904 7,990,740
Mercedes-Benz Group AG 56,841 2,859,026
Wacker Chemie AG * 34,464 3,580,796
Zalando SE * ~ 281,770 8,164,581
70,694,987
Hong Kong - 2.0%
spacing
CK Asset Holdings Ltd. 1,123,701 6,348,290
Prudential PLC 1,096,217 14,559,962
Yue Yuen Industrial Holdings Ltd. 1,639,672 2,565,712
23,473,964
India - 0.3%
spacing
Canara Bank 2,415,322 3,208,097
Indonesia - 0.4%
spacing
Bank Negara Indonesia Persero Tbk. PT 23,964,424 4,253,497
Ireland - 2.2%
spacing
AIB Group PLC 1,118,921 13,150,099
Bank of Ireland Group PLC 627,628 12,504,209
25,654,308
Italy - 4.0%
spacing
BPER Banca SpA 654,488 10,282,724
Eni SpA 452,551 10,617,590
UniCredit SpA 288,421 25,847,926
46,748,240
Japan - 18.9%
spacing
Alfresa Holdings Corp. 177,310 2,378,385
Amada Co. Ltd. 172,560 3,177,580
ARCHION Corp. †* 443,678 788,603
Chiba Bank Ltd. 759,870 11,640,455
Daiichi Sankyo Co. Ltd. 394,613 6,345,480
Dentsu Group, Inc. 277,190 5,303,524
Eisai Co. Ltd. 175,844 4,432,719
Hakuhodo DY Holdings, Inc. 320,160 2,267,876
Honda Motor Co. Ltd. 983,198 8,856,413
Horiba Ltd. 14,711 2,525,940
Isuzu Motors Ltd. 201,451 2,682,561
Japan Airlines Co. Ltd. 308,967 5,399,008
Japan Post Insurance Co. Ltd. 947,950 8,960,398
JGC Holdings Corp. 297,550 4,633,462
Koito Manufacturing Co. Ltd. 388,130 6,135,479
Kubota Corp. 668,160 11,179,977
Kuraray Co. Ltd. 325,970 3,364,909
Mitsubishi Estate Co. Ltd. 277,877 7,086,190
Mitsubishi Gas Chemical Co., Inc. 98,180 3,106,006
Nexon Co. Ltd. 427,295 5,678,784

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Nikon Corp. 215,772 $ 3,037,474
Nippon Television Holdings, Inc. 118,477 2,045,928
Nissan Motor Co. Ltd. * 1,502,758 2,782,273
Persol Holdings Co. Ltd. 2,569,210 3,909,238
Resona Holdings, Inc. 1,011,145 13,183,339
Rinnai Corp. 144,650 3,181,303
Rohm Co. Ltd. 380,283 12,859,072
Sega Sammy Holdings, Inc. 307,490 4,186,169
Stanley Electric Co. Ltd. 171,486 3,720,768
Subaru Corp. 300,978 4,403,396
Sumitomo Heavy Industries Ltd. 102,181 3,225,331
Sumitomo Mitsui Trust Group, Inc. 351,311 13,117,934
Sysmex Corp. 741,850 6,673,610
T&D Holdings, Inc. 585,606 17,467,350
Taiheiyo Cement Corp. 76,091 1,875,433
Takeda Pharmaceutical Co. Ltd. 178,318 5,683,822
THK Co. Ltd. 81,249 3,716,442
Tsuruha Holdings, Inc. 450,710 5,704,734
Yamato Holdings Co. Ltd. 329,847 3,732,317
220,449,682
Luxembourg - 0.1%
spacing
RTL Group SA 48,492 1,726,947
Mexico - 1.0%
spacing
America Movil SAB de CV ADR 473,628 12,309,592
Netherlands - 6.5%
spacing
ABN AMRO Bank NV ~ 437,765 18,618,943
Heineken NV 146,838 12,328,895
ING Groep NV 501,206 15,814,702
Koninklijke Philips NV 446,524 12,143,064
NN Group NV 147,026 12,889,604
Randstad NV 134,075 3,871,516
75,666,724
Pakistan - 0.1%
spacing
VEON Ltd. ADR * 32,871 1,716,195
Russia - 0.0%
spacing
Gazprom PJSC * ± Ω 340,336 –
Gazprom PJSC ADR * ± Ω 143,066 –
LUKOIL PJSC ADR * ± Ω 24,064 –
Sberbank of Russia PJSC * ± Ω 927,996 –
–
South Africa - 1.7%
spacing
Anglo American PLC 134,371 6,591,225
MTN Group Ltd. 618,892 8,619,449
Old Mutual Ltd. 6,418,195 5,272,246
20,482,920
South Korea - 3.9%
spacing
Coway Co. Ltd. 29,139 1,709,216
Hankook Tire & Technology Co. Ltd. 41,635 1,679,534
Hyundai Mobis Co. Ltd. 13,122 4,321,498
KB Financial Group, Inc. 82,529 8,539,044
KT Corp. ADR 411,838 7,116,561
LG H&H Co. Ltd. 17,402 2,593,987
LG Uplus Corp. 167,689 1,513,987
Shinhan Financial Group Co. Ltd. 222,953 13,979,070
a Shares Value
SK Telecom Co. Ltd. 82,343 $ 4,693,128
46,146,025
Sweden - 1.5%
spacing
SKF AB Class B  343,389 8,820,565
Telefonaktiebolaget LM Ericsson Class B  782,443 8,774,857
17,595,422
Switzerland - 2.1%
spacing
Adecco Group AG † 150,574 2,778,482
Swatch Group AG Class BR † 33,224 8,119,560
UBS Group AG (XVTX) 272,381 13,499,505
24,397,547
Thailand - 1.7%
spacing
Bangkok Bank PCL 1,135,990 6,157,750
Kasikornbank PCL 2,154,312 14,167,124
20,324,874
Turkey - 0.1%
spacing
Coca-Cola Icecek AS 493,887 879,327
United Kingdom - 15.8%
spacing
Barratt Redrow PLC 1,363,010 5,083,157
British American Tobacco PLC 477,009 29,518,733
British Land Co. PLC REIT 903,580 4,950,704
BT Group PLC 3,800,283 9,587,265
Burberry Group PLC * 317,729 4,488,653
CK Hutchison Holdings Ltd. 918,005 7,780,675
DCC PLC 109,740 9,082,696
Diageo PLC 512,522 10,322,237
easyJet PLC 1,459,892 10,798,887
GSK PLC 982,170 25,784,788
Hikma Pharmaceuticals PLC 212,510 4,281,546
J Sainsbury PLC 813,537 3,452,331
Kingfisher PLC 1,697,494 6,373,528
Land Securities Group PLC REIT 647,059 5,574,502
Reckitt Benckiser Group PLC 182,602 11,893,517
Standard Chartered PLC 987,334 26,700,028
Tate & Lyle PLC 308,915 2,269,304
UNITE Group PLC REIT 518,922 3,496,806
WPP PLC 998,172 3,096,169
184,535,526
United States - 5.1%
spacing
BP PLC 2,475,768 15,259,989
Sanofi SA 204,462 17,482,229
Shell PLC 694,710 26,992,942
59,735,160
Total Common Stocks
    (Cost $868,124,110) 1,130,418,993
EXCHANGE-TRADED FUNDS - 0.2%
iShares Core MSCI EAFE 24,143 2,331,731
a
Total Exchange-Traded Funds
    (Cost $2,333,956) 2,331,731
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.2%
    (Cost $887,891,697) 1,147,870,989

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, the Fund's Top 5 country of risk allocations as a percentage of net assets was as follows:
a Shares Value
SECURITIES LENDING COLLATERAL - 1.1%
Mutual Funds - 0.4%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500
%
4,448,984 $ 4,448,984
Principal
Amount
Repurchase Agreements - 0.7%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$5,504,818; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$5,614,917) $ 5,504,260 5,504,260
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$2,553,862; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $2,608,312) 2,550,163 2,550,163
8,054,423
Total Securities Lending Collateral
(Cost $12,503,407) 12,503,407
a
TOTAL INVESTMENTS - 99.3%
(Cost $900,395,104) 1,160,374,396
OTHER ASSETS & LIABILITIES, NET - 0.7% 8,429,943
NET ASSETS - 100.0% $ 1,168,804,339
Financial 34 .3%
Consumer, Non-Cyclical 18 .9%
Consumer, Cyclical 12 .8%
Communications 10 .4%
Energy 7 .4%
Basic Materials 5 .6%
Industrial 5 .2%
Others (each less than 3.0%) 4 .7%
99 .3%
Other Assets & Liabilities, Net 0 .7%
100 .0%
Japan 18 .9%
United Kingdom 15 .8%
France 12 .4%
Germany 7 .3%
Netherlands 6 .5%

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 15,120,265 $ – $ 15,120,265 $ –
Common Stocks
Austria 18,525,597 – 18,525,597 –
Belgium 10,077,923 – 10,077,923 –
Brazil 43,982,186 43,982,186 – –
Canada 12,554,324 12,554,324 – –
China 27,518,031 4,719,637 22,798,394 –
Finland 12,603,765 – 12,603,765 –
France 145,158,133 – 145,158,133 –
Germany 70,694,987 – 70,694,987 –
Hong Kong 23,473,964 – 23,473,964 –
India 3,208,097 – 3,208,097 –
Indonesia 4,253,497 – 4,253,497 –
Ireland 25,654,308 – 25,654,308 –
Italy 46,748,240 – 46,748,240 –
Japan 220,449,682 10,402,575 210,047,107 –
Luxembourg 1,726,947 – 1,726,947 –
Mexico 12,309,592 12,309,592 – –
Netherlands 75,666,724 – 75,666,724 –
Pakistan 1,716,195 1,716,195 – –
South Africa 20,482,920 – 20,482,920 –
South Korea 46,146,025 7,116,561 39,029,464 –
Sweden 17,595,422 – 17,595,422 –
Switzerland 24,397,547 – 24,397,547 –
Thailand 20,324,874 – 20,324,874 –
Turkey 879,327 879,327 – –
United Kingdom 184,535,526 – 184,535,526 –
United States 59,735,160 – 59,735,160 –
Total Common Stocks 1,130,418,993 93,680,397 1,036,738,596 –
Exchange-Traded Funds 2,331,731 2,331,731 – –
Securities Lending Collateral 12,503,407 4,448,984 8,054,423 –
Total $ 1,160,374,396 $ 100,461,112 $ 1,059,913,284 $ –

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Arcellx , Inc. - Contingent Value Rights * 5,502 $ 385
Blueprint Medicines Corp. - Contingent Value
Rights * ± Ω 10,887 10,778
Contra Abiomed , Inc. - Contingent Value Rights
* ± Ω 11,083 16,846
Frequency Therapeutics, Inc. - Contingent
Value Rights * ± Ω 19,740 –
Hologic, Inc. - Contingent Value Rights * 8,399 84
Mirati Therapeutics, Inc. - Contingent Value
Rights * ± Ω 10,819 8,547
36,640
Total Rights
    (Cost $24,355) 36,640
COMMON STOCKS - 96.3%
Consumer, Non-Cyclical - 96.1%
spacing
4D Molecular Therapeutics, Inc. * 7,665 101,944
Abbott Laboratories 81,496 7,394,947
AbbVie, Inc. 76,485 19,246,685
Agilent Technologies, Inc. 16,087 2,136,836
Agios Pharmaceuticals, Inc. * 16,266 603,631
Aktis Oncology, Inc. †* 16,038 516,905
Allogene Therapeutics, Inc. * 59,166 123,065
Alnylam Pharmaceuticals, Inc. * 5,633 1,695,702
Alumis , Inc. †* 17,411 489,946
Amgen, Inc. 35,457 12,839,689
Annexon , Inc. * 11,242 64,192
Apogee Therapeutics, Inc. * 15,718 2,086,250
Arcus Biosciences, Inc. * 34,390 1,060,244
Argenx SE ADR * (Netherlands)  5,371 4,983,053
AstraZeneca PLC (United Kingdom)  15,175 2,833,236
Avalo Therapeutics, Inc. †* 17,980 332,270
Axsome Therapeutics, Inc. * 5,320 1,302,176
Beam Therapeutics, Inc. * 10,063 345,362
Bicara Therapeutics, Inc. * 9,489 281,728
Bio-Techne Corp. 11,772 831,692
Biogen, Inc. * 21,727 4,694,336
Biohaven Ltd. * 20,827 309,906
BioMarin Pharmaceutical, Inc. * 19,970 1,142,683
BioNTech SE ADR * (Germany)  2,544 236,719
Boston Scientific Corp. * 89,196 3,806,885
BridgeBio Oncology Therapeutics, Inc. †*
(Cayman)  40,663 309,852
Bridgebio Pharma, Inc. * 5,247 390,797
Bright Minds Biosciences, Inc. * (Canada)  5,663 397,543
Bristol-Myers Squibb Co. 54,342 3,131,186
Bruker Corp. 23,980 1,443,116
Cencora , Inc. 2,761 781,308
Charles River Laboratories International, Inc. * 3,410 773,354
Cogent Biosciences, Inc. †* 68,826 2,663,566
Corvus Pharmaceuticals, Inc. * 6,673 99,695
CVS Health Corp. 27,762 2,871,979
Cytokinetics, Inc. †* 39,481 3,363,386
Daiichi Sankyo Co. Ltd. (Japan)  41,900 673,763
Danaher Corp. 38,556 7,344,147
Definium Therapeutics, Inc. * 4,876 229,367
Denali Therapeutics, Inc. * 14,927 383,922
Dexcom, Inc. * 39,665 2,671,438
Dianthus Therapeutics, Inc. †* 11,071 1,079,201
a Shares Value
Dyne Therapeutics, Inc. * 16,708 $ 371,085
Edwards Lifesciences Corp. * 102,345 9,258,129
Eikon Therapeutics, Inc. †* 43,100 562,455
Elanco Animal Health, Inc. * 28,619 704,314
Elevance Health, Inc. 18,292 7,074,065
Eli Lilly & Co. 39,510 47,389,479
Enanta Pharmaceuticals, Inc. * 29,263 426,655
Erasca , Inc. †* 42,899 785,910
Exelixis , Inc. * 13,864 754,340
EyePoint , Inc. * 11,146 159,388
Galderma Group AG (Switzerland)  11,157 2,537,631
Gilead Sciences, Inc. 110,828 14,002,010
Glaukos Corp. * 5,290 739,330
Gossamer Bio, Inc. * 21,834 3,594
HCA Healthcare, Inc. 6,751 2,632,147
Humana, Inc. 7,237 2,874,681
IDEXX Laboratories, Inc. * 3,919 2,063,118
Illumina, Inc. * 9,950 1,749,508
Immunocore Holdings PLC ADR * (United
Kingdom)  11,435 363,061
Immunome, Inc. †* 17,186 364,171
Incyte Corp. * 23,632 2,678,924
Insmed , Inc. * 20,560 2,192,107
Intellia Therapeutics, Inc. * 39,811 673,602
Intuitive Surgical, Inc. * 11,013 4,379,650
Ionis Pharmaceuticals, Inc. * 10,319 818,194
IQVIA Holdings, Inc. * 8,371 1,617,445
Johnson & Johnson 116,707 29,640,077
Kailera Therapeutics, Inc. †* 55,117 1,214,228
Kodiak Sciences, Inc. * 7,636 297,499
Kymera Therapeutics, Inc. * 3,245 372,104
LB Pharmaceuticals, Inc. †* 33,445 1,085,457
Madrigal Pharmaceuticals, Inc. * 1,659 890,800
MapLight Therapeutics, Inc. * 2,976 106,660
Maze Therapeutics, Inc. †* 10,886 324,838
MBX Biosciences, Inc. * 19,741 1,089,703
McKesson Corp. 1,635 1,235,406
Medline, Inc. Class A †* 31,350 1,236,444
Merck & Co., Inc. 155,612 19,996,142
Moderna, Inc. †* 54,421 3,811,103
Monte Rosa Therapeutics, Inc. * 18,858 456,364
MoonLake Immunotherapeutics * 9,574 186,406
Natera , Inc. * 2,738 743,230
Neurocrine Biosciences, Inc. * 6,821 1,149,577
Novartis AG ADR 14,858 2,328,546
Novocure Ltd. * 34,399 521,145
Nuvalent , Inc. Class A * 19,497 2,407,879
Ocular Therapeutix , Inc. * 15,472 151,935
Orchestra BioMed Holdings, Inc. * 12,512 53,989
Oruka Therapeutics, Inc. †* 15,857 1,509,111
Palvella Therapeutics, Inc. †* 3,008 459,683
Penumbra, Inc. * 7,995 2,524,421
Pfizer, Inc. 236,611 5,697,593
Protagonist Therapeutics, Inc. * 19,754 2,421,445
PTC Therapeutics, Inc. * 2,902 236,716
Quest Diagnostics, Inc. 5,093 1,079,461
RadNet , Inc. * 6,429 396,476
Regeneron Pharmaceuticals, Inc. 5,239 3,266,726
REGENXBIO, Inc. * 12,859 154,051
Relay Therapeutics, Inc. †* 20,317 380,131
Revolution Medicines, Inc. * 21,425 4,012,474
Rhythm Pharmaceuticals, Inc. †* 18,084 2,007,867
Roivant Sciences Ltd. * 36,604 1,295,416
Sagimet Biosciences, Inc. Class A * 34,976 270,364

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund's composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $36,171 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Scholar Rock Holding Corp. * 13,630 $ 749,650
Stoke Therapeutics, Inc. †* 28,316 926,500
Stryker Corp. 13,291 4,184,538
Summit Therapeutics, Inc. * 16,728 243,727
Syndax Pharmaceuticals, Inc. †* 3,465 75,745
Tango Therapeutics, Inc. †* 12,904 403,379
Teva Pharmaceutical Industries Ltd. ADR †*
(Israel)  130,722 4,428,861
Thermo Fisher Scientific, Inc. 24,194 12,129,904
UCB SA (Belgium)  3,202 958,586
Ultragenyx Pharmaceutical, Inc. †* 7,747 258,672
United Therapeutics Corp. * 3,301 1,788,581
UnitedHealth Group, Inc. 56,143 23,334,715
Upstream Bio, Inc. * 20,337 140,732
Vaxcyte , Inc. * 8,729 507,417
Vertex Pharmaceuticals, Inc. * 21,484 10,671,747
Viridian Therapeutics, Inc. * 31,305 575,073
Vor BioPharma, Inc. * 6,863 126,348
Waters Corp. * 10,088 3,783,404
WaVe Life Sciences Ltd. * 20,393 118,483
West Pharmaceutical Services, Inc. 1,944 697,896
Zealand Pharma AS * (Denmark)  4,949 219,689
366,577,809
Industrial - 0.2%
spacing
Mettler-Toledo International, Inc. * 574 733,291
Total Common Stocks
    (Cost $307,045,674) 367,311,100
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.3%
    (Cost $307,070,029) 367,347,740
SECURITIES LENDING COLLATERAL - 6.2%
Mutual Funds - 2.2%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500
%
8,314,391 8,314,391
Principal
Amount
Repurchase Agreements - 4.0%
Clear Street LLC
3.650
%
due 07/01/26
(Dated 06/30/26, repurchase price of
$10,287,564; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 08/01/30
- 03/20/65 and an aggregate value of
$10,493,321) $ 10,286,521 10,286,521
State of Wisconsin Investment Board
3.730
%
due 07/14/26
(Dated 06/30/26, repurchase price of
$4,772,731; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $4,874,489) 4,765,818 4,765,818
15,052,339
Total Securities Lending Collateral
(Cost $23,366,730) 23,366,730
a
Value
TOTAL INVESTMENTS - 102.5%
(Cost $330,436,759) $ 390,714,470
OTHER ASSETS & LIABILITIES, NET -  (2.5%) (9,456,393)
NET ASSETS - 100.0% $381,258,077
Medical-Drugs 37.1%
Medical-Biomedical/Gene 27.7%
Medical-HMO 8.7%
Diagnostic Equipment 6.7%
Securities Lending Collateral 6.1%
Medical Instruments 5.2%
Medical Products 4.5%
Others (each less than 3.0%) 6.5%
102.5%
Other Assets and Liabilities, Net (2.5%)
100.0%

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 36,640 $ – $ 469 $ 36,171
Common Stocks
Consumer, Non-Cyclical 366,577,809 359,354,904 7,222,905 –
Industrial 733,291 733,291 – –
Total Common Stocks 367,311,100 360,088,195 7,222,905 –
Securities Lending Collateral 23,366,730 8,314,391 15,052,339 –
Total $390,714,470 $368,402,586 $22,275,713 $36,171

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund's composition as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 99.6%
Consumer, Cyclical - 1.9%
spacing
Hilton Worldwide Holdings, Inc. 13,321 $ 4,402,058
Hyatt Hotels Corp. Class A † 11,200 2,171,008
6,573,066
Financial - 97.7%
spacing
Agree Realty Corp. REIT 73,875 5,595,293
American Healthcare REIT, Inc. † 146,894 7,660,522
American Homes 4 Rent Class A REIT 356,639 11,954,539
American Tower Corp. REIT 23,834 3,898,527
Americold Realty Trust, Inc. REIT 16,015 251,756
AvalonBay Communities, Inc. REIT 72,001 13,585,869
Blackstone Digital Infrastructure Trust, Inc.
REIT * 159,858 3,457,729
Brixmor Property Group, Inc. REIT 138,708 4,373,463
Cousins Properties, Inc. REIT 206,963 6,204,751
Curbline Properties Corp. REIT 113,917 3,463,077
Digital Realty Trust, Inc. REIT 74,176 13,320,526
EastGroup Properties, Inc. REIT 38,142 7,724,899
Equinix, Inc. REIT 37,046 38,616,380
Equity LifeStyle Properties, Inc. REIT 97,654 6,293,800
Essex Property Trust, Inc. REIT 41,831 12,197,501
Extra Space Storage, Inc. REIT 119,378 17,345,623
Gaming & Leisure Properties, Inc. REIT 123,114 5,482,266
Healthpeak Properties, Inc. REIT 307,633 6,583,346
Hudson Pacific Properties, Inc. REIT * 51,448 781,495
InvenTrust Properties Corp. REIT 157,271 5,567,393
Invitation Homes, Inc. REIT 5,784 174,735
Iron Mountain, Inc. REIT 91,502 11,557,618
Jones Lang LaSalle, Inc. * 6,611 2,049,079
Kilroy Realty Corp. REIT 79,829 2,991,193
Macerich Co. REIT 138,136 3,479,646
National Health Investors, Inc. REIT 42,760 3,260,878
National Healthcare Properties, Inc. REIT †* 127,320 1,865,238
NETSTREIT Corp. REIT † 214,176 4,525,539
Prologis, Inc. REIT 169,451 22,955,527
Regency Centers Corp. REIT 139,698 11,139,519
Rexford Industrial Realty, Inc. REIT 178,797 5,989,699
Sabra Health Care REIT, Inc. 406,159 7,924,162
SBA Communications Corp. REIT 8,258 1,457,207
Simon Property Group, Inc. REIT 39,056 8,734,874
Smartstop Self Storage REIT, Inc. † 71,475 2,322,937
Terreno Realty Corp. REIT 51,191 3,315,641
Ventas, Inc. REIT 244,928 21,749,606
Vornado Realty Trust REIT 108,349 4,258,116
Welltower, Inc. REIT 189,581 43,029,200
337,139,169
Total Common Stocks
    (Cost $289,358,154) 343,712,235
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.6%
    (Cost $289,358,154) 343,712,235
SECURITIES LENDING COLLATERAL - 4.4%
Mutual Funds - 1.6%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 5,431,612 5,431,612
Principal
Amount Value
Repurchase Agreements - 2.8%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$6,720,642; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $6,855,059) $ 6,719,961 $ 6,719,961
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$3,117,922; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $3,184,398) 3,113,406 3,113,406
9,833,367
Total Securities Lending Collateral
(Cost $15,264,979) 15,264,979
a
TOTAL INVESTMENTS - 104.0%
(Cost $304,623,133) 358,977,214
OTHER ASSETS & LIABILITIES, NET -  (4.0%) (13,654,420)
NET ASSETS - 100.0% $ 345,322,794
REITS-Health Care 26 .7%
REITS-Diversified 20 .8%
REITS-Warehouse/Industrial 11 .7%
REITS-Apartments 11 .0%
REITS-Storage 9 .1%
REITS-Shopping Centers 6 .8%
Securities Lending Collateral 4 .4%
REITS-Office Property 4 .1%
REITS-Regional Malls 3 .5%
Others (each less than 3.0%) 5 .9%
104 .0%
Other Assets and Liabilities, Net ( 4 .0% )
100 .0%

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 343,712,235 $ 343,712,235 $ – $ –
Securities Lending Collateral 15,264,979 5,431,612 9,833,367 –
Total $ 358,977,214 $ 349,143,847 $ 9,833,367 $ –

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund's composition as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 97.4%
Communications - 9.5%
spacing
Airbnb, Inc. Class A * 8,900 $ 1,273,590
Amazon.com, Inc. * 50,900 12,131,506
Cisco Systems, Inc. 268,900 31,584,994
Maplebear, Inc. * 1,800 85,230
Meta Platforms, Inc. Class A  9,900 5,576,571
Netflix, Inc. * 58,700 4,191,180
Shopify, Inc. Class A * (Canada)  61,700 7,044,906
61,887,977
Industrial - 0.9%
spacing
Beta Technologies, Inc. Class A * 2,700 45,225
Coherent Corp. * 7,400 2,919,078
Jabil, Inc. 6,300 2,428,524
5,392,827
Technology - 87.0%
spacing
Apple, Inc. 225,900 65,366,424
ASML Holding NV (Netherlands)  6,600 13,130,304
Astera Labs, Inc. * 41,600 20,093,632
Broadcom, Inc. 59,300 22,400,575
Bullish * (Cayman)  800 18,744
Cerebras Systems, Inc. Class A †* 32,000 7,072,000
CoreWeave, Inc. Class A * 29,300 2,916,522
Crowdstrike Holdings, Inc. Class A * 17,600 13,431,264
CyberArk Software Ltd. * (Israel)  2,505 112,725
Datadog, Inc. Class A * 53,458 13,918,325
Figma, Inc. Class A †* 1,100 19,899
GLOBALFOUNDRIES, Inc. 329,416 27,147,173
HubSpot, Inc. * 11,000 2,007,610
KLA Corp. 42,000 12,671,820
Manhattan Associates, Inc. * 54,600 7,603,050
Marvell Technology, Inc. 106,671 31,776,224
Micron Technology, Inc. 9,922 11,452,865
Microsoft Corp. 53,465 19,943,514
MongoDB, Inc. * 23,600 7,927,240
Monolithic Power Systems, Inc. 18,300 25,297,188
NVIDIA Corp. 702,347 140,532,611
NXP Semiconductors NV (Netherlands)  92,548 26,008,765
Okta, Inc. * 115,137 15,710,444
ON Semiconductor Corp. * 304,200 28,759,068
Rubrik, Inc. Class A †* 22,000 1,766,160
ServiceNow, Inc. * 56,440 5,603,363
Snowflake, Inc. * 40,070 10,197,815
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  11,000 5,253,270
Western Digital Corp. 45,700 29,189,504
567,328,098
Total Common Stocks
    (Cost $443,919,868) 634,608,902
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.4%
    (Cost $443,919,868) 634,608,902
SECURITIES LENDING COLLATERAL - 1.1%
Mutual Funds - 0.4%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 2,687,810 2,687,810
Principal
Amount Value
Repurchase Agreements - 0.7%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$3,325,681; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $3,392,197) $ 3,325,344 $ 3,325,344
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$1,542,891; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $1,575,786) 1,540,656 1,540,656
4,866,000
Total Securities Lending Collateral
(Cost $7,553,810) 7,553,810
a
TOTAL INVESTMENTS - 98.5%
(Cost $451,473,678) 642,162,712
OTHER ASSETS & LIABILITIES, NET -  1.5% 10,058,563
NET ASSETS - 100.0% $ 652,221,275
Electronic Components-Semiconductor 48 .2%
Computers 10 .0%
Computer Software 5 .4%
Networking Products 4 .8%
Semiconductor Component - Integrated Circuit 4 .8%
Computer Data Security 4 .7%
Computers-Memory Devices 4 .5%
Semiconductor Materials & Equipment 4 .0%
Applications Software 3 .9%
Others (each less than 3.0%) 8 .2%
98 .5%
Other Assets and Liabilities, Net 1 .5%
100 .0%

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Communications $ 61,887,977 $ 61,887,977 $ – $ –
Industrial 5,392,827 5,392,827 – –
Technology 567,328,098 567,215,373 112,725 –
Total Common Stocks 634,608,902 634,496,177 112,725 –
Securities Lending Collateral 7,553,810 2,687,810 4,866,000 –
Total $ 642,162,712 $ 637,183,987 $ 4,978,725 $ –

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Arcellx, Inc. - Contingent Value Rights* 2,907 $ 203
Total Rights
    (Cost $203) 203
COMMON STOCKS - 62.1%
Communications - 11.9%
spacing
Alphabet, Inc. Class A  11,114 3,971,810
Alphabet, Inc. Class C  7,060 2,494,510
Amazon.com, Inc. * 22,006 5,244,910
Arista Networks, Inc. * 7,404 1,257,791
Ciena Corp. * 326 159,923
DoorDash, Inc. Class A * 7,377 1,361,278
Meta Platforms, Inc. Class A  6,190 3,486,765
17,976,987
Consumer, Cyclical - 3.2%
spacing
Aurora Innovation, Inc. * 371,864 2,536,112
Madison Square Garden Sports Corp. * 487 195,696
Starbucks Corp. 9,241 944,338
Yum! Brands, Inc. 7,222 1,154,509
4,830,655
Consumer, Non-Cyclical - 13.1%
spacing
Alnylam Pharmaceuticals, Inc. * 4,773 1,436,816
Ascendis Pharma AS * (Denmark)  7,704 2,054,811
Becton Dickinson & Co. 4,352 658,588
Cencora, Inc. 10,047 2,843,100
CG oncology, Inc. * 5,715 406,051
Cytokinetics, Inc. * 14,442 1,230,314
Danaher Corp. 9,417 1,793,750
Denali Therapeutics, Inc. * 11,195 287,935
Dyne Therapeutics, Inc. * 7,473 165,975
Erasca, Inc. †* 15,349 281,194
HCA Healthcare, Inc. 1,485 578,987
Keurig Dr. Pepper, Inc. 74,306 2,432,035
Kymera Therapeutics, Inc. * 4,899 561,768
Maze Therapeutics, Inc. * 2,073 61,858
MoonLake Immunotherapeutics * 3,350 65,225
Revvity, Inc. 19,056 2,120,171
Stoke Therapeutics, Inc. * 1,175 38,446
TransUnion 379 27,341
UnitedHealth Group, Inc. 810 336,660
Vaxcyte, Inc. * 9,336 542,702
Waters Corp. * 4,815 1,805,818
Xenon Pharmaceuticals, Inc. * (Canada)  3,263 196,955
19,926,500
Energy - 1.1%
spacing
Canadian Natural Resources Ltd. (Canada)  27,997 1,105,882
ConocoPhillips 4,490 466,780
SLB Ltd. 1,486 69,084
1,641,746
Financial - 4.6%
spacing
ARES Management Corp. Class A † 3,973 442,235
Arthur J Gallagher & Co. 2,692 618,002
JPMorgan Chase & Co. 1,600 523,728
KKR & Co., Inc. 8,213 753,789
a Shares Value
Mastercard, Inc. Class A  4,705 $ 2,416,488
Ryan Specialty Holdings, Inc. 4,120 155,571
Visa, Inc. Class A  4,474 1,534,985
Willis Towers Watson PLC 2,258 590,173
7,034,971
Industrial - 3.0%
spacing
Arxis, Inc. Class A †* 3,782 174,502
Ingersoll Rand, Inc. 12,485 1,023,645
Lockheed Martin Corp. 1,939 987,843
Northrop Grumman Corp. 1,604 816,933
TE Connectivity PLC (Switzerland)  2,229 449,389
Veralto Corp. 9,319 826,409
Woodward, Inc. 687 292,277
4,570,998
Technology - 19.1%
spacing
Advanced Micro Devices, Inc. * 5,976 3,471,518
Apple, Inc. 9,102 2,633,755
ASML Holding NV (Netherlands)  481 956,921
Bentley Systems, Inc. Class B  9,492 283,716
Broadcom, Inc. 10,783 4,073,278
Cadence Design Systems, Inc. * 1,643 616,651
Cerebras Systems, Inc. Class A * 199 43,979
International Business Machines Corp. 405 113,890
Lumentum Holdings, Inc. * 300 257,418
Micron Technology, Inc. 1,444 1,666,795
Microsoft Corp. 14,230 5,308,074
MSCI, Inc. 1,388 777,335
NVIDIA Corp. 24,585 4,919,213
PTC, Inc. * 9,118 1,035,896
Quantinuum, Inc. Class A * 103 8,419
Synopsys, Inc. * 1,300 579,891
Taiwan Semiconductor Manufacturing Co. Ltd.
(Taiwan)  27,000 2,130,037
Texas Instruments, Inc. 368 109,690
28,986,476
Utilities - 6.1%
spacing
Ameren Corp. 16,359 1,849,221
CenterPoint Energy, Inc. 91,853 4,045,206
NiSource, Inc. 37,320 1,774,566
PPL Corp. 43,187 1,569,848
9,238,841
Total Common Stocks
    (Cost $89,057,594) 94,207,174
Principal
Amount
CORPORATE BONDS & NOTES - 8.6%
Consumer, Cyclical - 1.9%
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ $ 248,000 227,108
3.750% due 05/01/29 ~ 201,000 194,361
4.000% due 05/01/31 ~ 297,000 280,821
4.875% due 01/15/30  183,000 182,482
5.500% due 03/31/34 ~ 219,000 217,227
5.750% due 09/15/33 ~ 163,000 163,691
5.875% due 04/01/29 ~ 105,000 106,230
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp.
4.875% due 04/01/27  75,000 75,022

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.750% due 06/01/27 ~ $ 296,000 $ 295,358
Life Time, Inc.
6.000% due 11/15/31 ~ 81,000 82,297
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 17,000 15,912
5.875% due 06/01/34 ~ 64,000 64,240
Vail Resorts, Inc.
6.500% due 05/15/32 ~ 74,000 75,410
Yum! Brands, Inc.
3.625% due 03/15/31  133,000 123,850
4.625% due 01/31/32  218,000 208,702
4.750% due 01/15/30 ~ 87,000 85,627
5.350% due 11/01/43  185,000 174,112
5.375% due 04/01/32 † 261,000 259,743
6.875% due 11/15/37  68,000 73,819
2,906,012
Consumer, Non-Cyclical - 0.2%
IQVIA, Inc.
5.000% due 05/15/27 ~ 87,000 86,998
6.500% due 05/15/30 ~ 21,000 21,447
Korn Ferry
4.625% due 12/15/27 ~ 85,000 84,622
Service Corp. International
3.375% due 08/15/30  59,000 54,772
4.625% due 12/15/27  2,000 1,991
5.750% due 10/15/32  75,000 75,396
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ 53,000 53,720
378,946
Financial - 2.3%
AmWINS Group, Inc.
6.375% due 02/15/29 ~ 91,000 91,502
Broadstreet Partners Group LLC
5.875% due 04/15/29 ~ 280,000 273,639
HUB International Ltd.
5.625% due 12/01/29 ~ 165,000 164,505
7.250% due 06/15/30 ~ 1,313,000 1,348,132
7.375% due 01/31/32 ~ 742,000 755,731
Ryan Specialty LLC
4.375% due 02/01/30 ~ 56,000 54,033
5.875% due 08/01/32 ~ 150,000 147,668
SBA Communications Corp.
3.125% due 02/01/29  252,000 241,262
3.875% due 02/15/27  221,000 219,873
USI, Inc.
7.500% due 01/15/32 ~ 278,000 280,967
3,577,312
Industrial - 1.6%
TransDigm, Inc.
4.625% due 01/15/29  96,000 94,532
6.125% due 07/31/34 ~ 194,000 193,993
6.250% due 01/31/34 ~ 17,000 17,361
6.375% due 03/01/29 ~ 390,000 396,447
6.375% due 05/31/33 ~ 557,000 562,672
6.625% due 03/01/32 ~ 526,000 540,134
6.750% due 08/15/28 ~ 50,000 50,560
6.750% due 01/31/34 ~ 283,000 290,478
a
Principal
Amount Value
7.125% due 12/01/31 ~ $ 233,000 $ 241,554
2,387,731
Technology - 0.4%
Booz Allen Hamilton, Inc.
4.000% due 07/01/29 ~ 41,000 40,031
5.950% due 08/04/33  81,000 81,371
Crowdstrike Holdings, Inc.
3.000% due 02/15/29  7,000 6,681
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 61,000 59,118
Fair Isaac Corp.
6.000% due 05/15/33 ~ 105,000 103,445
MSCI, Inc.
5.250% due 09/01/35  198,000 193,880
PTC, Inc.
4.000% due 02/15/28 ~ 100,000 97,968
582,494
Utilities - 2.2%
Alliant Energy Corp.
5.750% due 04/01/56  164,000 162,236
American Electric Power Co., Inc.
5.800% due 03/15/56  453,000 450,708
6.050% due 03/15/56  451,000 448,603
CenterPoint Energy, Inc.
5.950% due 04/01/56  361,000 361,046
DTE Energy Co.
6.200% due 07/01/58  357,000 360,128
Entergy Corp.
5.875% due 06/15/56  254,000 254,183
6.100% due 06/15/56  231,000 231,572
NiSource, Inc.
5.750% due 07/15/56  622,000 623,080
Southern Co.
6.000% due 04/01/58  386,000 387,037
3,278,593
Total Corporate Bonds & Notes
    (Cost $13,169,331) 13,111,088
SENIOR LOAN NOTES - 8.5%
Consumer, Cyclical - 0.8%
Hilton Domestic Operating Co., Inc. Term B4
5.398% (SOFR + 1.750%)
due 11/08/30 § 553,000 554,757
Varsity Brands, Inc. Term B
6.482% (SOFR + 2.750%)
due 08/26/31 § 507,467 508,690
Wyndham Hotels & Resorts, Inc. Term B
5.394% (SOFR + 1.750%)
due 05/24/30 § 64,632 64,757
1,128,204
Consumer, Non-Cyclical - 0.3%
Loire Finco Luxembourg SARL Term B (United
Kingdom)
7.644% (SOFR + 4.000%)
due 01/21/30 § 426,995 428,597

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Financial - 3.7%
AmWINS Group, Inc. Term B
5.732% (SOFR + 2.000%)
due 01/30/32 § $ 1,072,486 $ 1,051,818
Broadstreet Partners Group LLC Term B
6.144% (SOFR + 2.500%)
due 06/13/31 § 1,074,038 1,038,643
CPI Holdco B LLC Term B
5.644% (SOFR + 2.000%)
due 05/19/31 § 458,655 457,386
EP Wealth Advisors LLC Term B
6.166% (SOFR + 2.500%)
due 10/18/32 ± § 29,925 29,962
HUB International Ltd. Term B
5.922% (SOFR + 2.250%)
due 06/20/30 § 1,994,919 1,995,097
Mariner Wealth Advisors LLC Term B
5.982% (SOFR + 2.250%)
due 12/31/30 § 216,614 216,648
Ryan Specialty LLC Term B
5.644% (SOFR + 2.000%)
due 09/15/31 § 14,887 14,868
USI, Inc.
Term C
5.982% (SOFR + 2.250%)
due 09/29/30 § 427,799 426,563
Term D
5.982% (SOFR + 2.250%)
due 11/21/29 § 428,108 426,847
5,657,832
Industrial - 1.1%
Filtration Group Corp. Term B
5.679% (EURIBOR + 3.500%)
due 10/21/28 § EUR 77,000 88,596
6.144% (SOFR + 2.500%)
due 10/21/28 § $ 523,558 524,375
SBA Senior Finance II LLC Term B
5.400% (SOFR + 1.750%)
due 01/25/31 § 230,739 231,309
TransDigm, Inc.
Term K
5.894% (SOFR + 2.250%)
due 03/22/30 § 712,231 713,055
Term N
6.144% (SOFR + 2.500%)
due 02/13/33 § 55,000 55,066
1,612,401
Technology - 2.6%
Applied Systems, Inc.
Term B1
8.232% (SOFR + 4.500%)
due 02/23/32 § 384,000 379,520
Term B4
5.982% (SOFR + 2.250%)
due 02/24/31 § 2,445,240 2,406,268
Bending Spoons U.S., Inc. Term B
9.489% (SOFR + 5.875%)
due 03/07/31 § 487,672 482,796
Ellucian Holdings, Inc. Term B
6.144% (SOFR + 2.500%)
due 10/09/29 § 411,172 397,294
a
Principal
Amount Value
Epicor Software Corp. Term B
6.394% (SOFR + 2.750%)
due 05/30/31 § $ 223,965 $ 213,995
Storable, Inc. Term B
6.894% (SOFR + 3.250%)
due 04/16/31 § 139,066 125,623
4,005,496
Total Senior Loan Notes
    (Cost $12,932,544) 12,832,530
U.S. TREASURY OBLIGATIONS - 15.1%
U.S. Treasury Notes - 15.1%
3.500% due 11/30/30  2,392,000 2,325,099
3.500% due 02/28/31  3,837,200 3,724,932
3.625% due 10/31/30  3,123,000 3,052,794
3.625% due 12/31/30 ‡ 939,000 916,956
3.750% due 01/31/31  1,666,000 1,634,697
3.750% due 02/28/33  2,619,000 2,536,849
3.875% due 03/31/31  2,372,000 2,338,644
3.875% due 12/31/32  1,887,000 1,842,810
4.000% due 01/31/33  1,497,000 1,471,680
4.250% due 05/31/33  3,031,000 3,020,107
22,864,568
Total U.S. Treasury Obligations
    (Cost $23,081,430) 22,864,568
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 94.3%
    (Cost $138,241,102) 143,015,563
Shares
SECURITIES LENDING COLLATERAL - 0.6%
Mutual Funds - 0.2%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 310,478 310,478
Principal
Amount
Repurchase Agreements - 0.4%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$384,160; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $391,844) $ 384,121 384,121
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$178,224; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $182,024) 177,966 177,966
562,087
Total Securities Lending Collateral
(Cost $872,565) 872,565

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, an investment with a value of $120,112 was fully or partially segregated with the broker(s)/custodian as collateral for options contracts.
(c) As of June 30, 2026, premiums received, and value of written options outstanding were as follows:
a
Value
TOTAL INVESTMENTS - 94.9%
(Cost $139,113,667) $ 143,888,128
DERIVATIVES - (0.5%) (754,635)
OTHER ASSETS & LIABILITIES, NET -  5.6% 8,462,466
NET ASSETS - 100.0% $ 151,595,959
Common Stocks 62 .1%
U.S. Treasury Obligations 15 .1%
Corporate Bonds & Notes 8 .6%
Senior Loan Notes 8 .5%
Others (each less than 3.0%) 0 .6%
94 .9%
Derivatives ( 0 .5% )
Other Assets & Liabilities, Net 5 .6%
100 .0%
Options on Indices
Description
Exercise
Price
Expiration
Date Counterparty
Number of
Contracts
Notional
Amount Premium Value
Call - Revvity, Inc. $ 110.00 12/18/26 WFB 3 $ 33,000 $ 2,460 ( $ 4,510 )
Call - Revvity, Inc. 115.00 12/18/26 WFB 2 23,000 1,420 (2,542)
Call - Revvity, Inc. 120.00 12/18/26 WFB 2 24,000 1,000 (2,132)
Call - Canadian Natural Resources Ltd. 50.00 01/15/27 JPM 11 55,000 3,035 (1,004)
Call - Canadian Natural Resources Ltd. 52.50 01/15/27 JPM 11 57,750 2,174 (705)
Call - Canadian Natural Resources Ltd. 55.00 01/15/27 JPM 11 60,500 1,531 (497)
Call - Canadian Natural Resources Ltd. 57.50 01/15/27 JPM 11 63,250 1,163 (351)
Call - Ingersoll Rand, Inc. 95.00 01/15/27 GSC 4 38,000 3,039 (1,820)
Call - Ingersoll Rand, Inc. 100.00 01/15/27 GSC 3 30,000 1,751 (1,022)
Call - Starbucks Corp. 105.00 01/15/27 UBS 17 178,500 13,593 (13,781)
Call - Starbucks Corp. 110.00 01/15/27 UBS 8 88,000 5,251 (4,853)
Call - Starbucks Corp. 115.00 01/15/27 UBS 17 195,500 10,898 (7,605)
Call - PTC, Inc. 155.00 01/15/27 JPM 1 15,500 1,380 (358)
Call - PTC, Inc. 160.00 01/15/27 JPM 1 16,000 1,126 (303)
Call - PTC, Inc. 165.00 01/15/27 JPM 1 16,500 933 (256)
Call - Yum! Brands, Inc. 165.00 01/15/27 UBS 3 49,500 2,390 (2,352)
Call - PTC, Inc. 170.00 01/15/27 JPM 1 17,000 749 (218)
Call - Yum! Brands, Inc. 180.00 01/15/27 UBS 3 54,000 2,029 (977)
Call - Yum! Brands, Inc. 185.00 01/15/27 UBS 3 55,500 1,648 (708)
Call - DoorDash, Inc. 230.00 01/15/27 NMR 2 46,000 6,244 (3,073)
Call - Amazon.com, Inc. 300.00 01/15/27 UBS 4 120,000 8,837 (3,867)
Call - Apple, Inc. 300.00 01/15/27 BOA 4 120,000 5,726 (7,997)
Call - Amazon.com, Inc. 305.00 01/15/27 UBS 4 122,000 8,163 (3,528)
Call - Advanced Micro Devices, Inc. 310.00 01/15/27 JPM 2 62,000 7,751 (59,150)
Call - Amazon.com, Inc. 310.00 01/15/27 UBS 4 124,000 7,546 (3,221)
Call - Amazon.com, Inc. 315.00 01/15/27 UBS 4 126,000 6,951 (2,942)
Call - Advanced Micro Devices, Inc. 320.00 01/15/27 JPM 2 64,000 7,241 (57,523)
Call - Amazon.com, Inc. 320.00 01/15/27 UBS 4 128,000 6,374 (2,690)
Call - Alphabet, Inc. 340.00 01/15/27 UBS 9 306,000 30,153 (45,534)
Call - Visa, Inc. 345.00 01/15/27 CIT 7 241,500 11,920 (18,784)
Call - Alphabet, Inc. 350.00 01/15/27 UBS 1 35,000 2,565 (4,519)
Call - Alphabet, Inc. 360.00 01/15/27 JPM 2 72,000 4,888 (8,051)
Call - Visa, Inc. 360.00 01/15/27 CIT 1 36,000 1,807 (1,971)
Call - Visa, Inc. 365.00 01/15/27 CIT 1 36,500 1,484 (1,767)
Call - Alphabet, Inc. 370.00 01/15/27 JPM 2 74,000 4,333 (7,153)
Call - Visa, Inc. 375.00 01/15/27 CIT 1 37,500 1,327 (1,409)
Call - Alphabet, Inc. 380.00 01/15/27 JPM 2 76,000 3,840 (6,341)
Call - Waters Corp. 380.00 01/15/27 WFB 2 76,000 7,077 (8,325)
Call - Broadcom, Inc. 390.00 01/15/27 GSC 6 234,000 27,778 (32,666)
Call - Waters Corp. 390.00 01/15/27 WFB 2 78,000 5,818 (7,333)
Call - Alphabet, Inc. 400.00 01/15/27 JPM 2 80,000 5,504 (4,945)
Call - Waters Corp. 400.00 01/15/27 WFB 2 80,000 4,980 (6,418)
Call - Broadcom, Inc. 410.00 01/15/27 GSC 2 82,000 8,235 (9,362)

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Description
Exercise
Price
Expiration
Date Counterparty
Number of
Contracts
Notional
Amount Premium Value
Call - Waters Corp. $ 410.00 01/15/27 WFB 2 $ 82,000 $ 4,380 ( $ 5,584 )
Call - Alphabet, Inc. 415.00 01/15/27 JPM 2 83,000 4,735 (4,073)
Call - Mastercard, Inc. 570.00 01/15/27 BRC 4 228,000 11,544 (7,670)
Call - Mastercard, Inc. 580.00 01/15/27 BRC 1 58,000 3,028 (1,653)
Call - Mastercard, Inc. 600.00 01/15/27 BRC 2 120,000 4,918 (2,444)
Call - Ingersoll Rand, Inc. 80.00 03/19/27 GSC 7 56,000 3,773 (8,660)
Call - Ingersoll Rand, Inc. 85.00 03/19/27 GSC 7 59,500 2,805 (6,799)
Call - DoorDash, Inc. 175.00 03/19/27 BOA 6 105,000 15,344 (24,658)
Call - DoorDash, Inc. 180.00 03/19/27 BOA 6 108,000 14,273 (23,139)
Call - DoorDash, Inc. 185.00 03/19/27 BOA 6 111,000 13,266 (21,697)
Call - DoorDash, Inc. 190.00 03/19/27 BOA 6 114,000 12,315 (20,334)
Call - Yum! Brands, Inc. 165.00 06/17/27 UBS 3 49,500 2,677 (3,832)
Call - Yum! Brands, Inc. 170.00 06/17/27 UBS 3 51,000 2,172 (3,204)
Call - Yum! Brands, Inc. 175.00 06/17/27 UBS 3 52,500 1,742 (2,657)
Call - Yum! Brands, Inc. 180.00 06/17/27 UBS 3 54,000 1,353 (2,186)
Call - Amazon.com, Inc. 300.00 06/17/27 UBS 4 120,000 12,764 (7,852)
Call - Amazon.com, Inc. 310.00 06/17/27 UBS 5 155,000 14,261 (8,748)
Call - Amazon.com, Inc. 320.00 06/17/27 UBS 5 160,000 12,766 (7,810)
Call - Amazon.com, Inc. 330.00 06/17/27 UBS 5 165,000 11,372 (6,981)
Call - Apple, Inc. 340.00 06/17/27 BOA 4 136,000 10,498 (6,335)
Call - JPMorgan Chase & Co. 340.00 06/17/27 WFB 5 170,000 12,060 (14,579)
Call - Apple, Inc. 350.00 06/17/27 BOA 4 140,000 8,992 (5,312)
Call - JPMorgan Chase & Co. 350.00 06/17/27 WFB 6 210,000 12,252 (14,905)
Call - Apple, Inc. 360.00 06/17/27 BOA 4 144,000 7,688 (4,435)
Call - JPMorgan Chase & Co. 360.00 06/17/27 WFB 5 180,000 8,585 (10,498)
Call - Visa, Inc. 360.00 06/17/27 GSC 3 108,000 6,546 (9,185)
Call - Apple, Inc. 370.00 06/17/27 BOA 4 148,000 6,544 (3,696)
Call - Visa, Inc. 370.00 06/17/27 GSC 3 111,000 5,403 (7,912)
Call - Visa, Inc. 380.00 06/17/27 GSC 3 114,000 4,723 (6,783)
Call - Visa, Inc. 390.00 06/17/27 GSC 3 117,000 3,848 (5,794)
Call - UnitedHealth Group, Inc. 420.00 06/17/27 CIT 2 84,000 7,960 (11,368)
Call - Alphabet, Inc. 430.00 06/17/27 JPM 3 129,000 13,251 (8,863)
Call - Alphabet, Inc. 440.00 06/17/27 JPM 3 132,000 12,296 (8,143)
Call - UnitedHealth Group, Inc. 440.00 06/17/27 CIT 2 88,000 6,626 (9,606)
Call - Alphabet, Inc. 450.00 06/17/27 JPM 3 135,000 11,504 (7,479)
Call - UnitedHealth Group, Inc. 450.00 06/17/27 CIT 2 90,000 6,004 (8,812)
Call - Alphabet, Inc. 460.00 06/17/27 JPM 3 138,000 10,443 (6,862)
Call - UnitedHealth Group, Inc. 460.00 06/17/27 CIT 2 92,000 5,510 (8,072)
Call - Microsoft Corp. 470.00 06/17/27 WFB 3 141,000 12,854 (8,170)
Call - Microsoft Corp. 490.00 06/17/27 WFB 3 147,000 10,833 (6,939)
Call - Microsoft Corp. 500.00 06/17/27 WFB 3 150,000 10,280 (6,394)
Call - Mastercard, Inc. 550.00 06/17/27 BRC 2 110,000 7,165 (8,843)
Call - Mastercard, Inc. 560.00 06/17/27 BRC 2 112,000 6,166 (8,096)
Call - Mastercard, Inc. 580.00 06/17/27 BRC 2 116,000 5,050 (6,773)
Call - Mastercard, Inc. 590.00 06/17/27 BRC 2 118,000 4,692 (6,178)
Call - META Platforms, Inc. 740.00 06/17/27 WFB 3 222,000 20,828 (12,487)
Call - META Platforms, Inc. 760.00 06/17/27 WFB 2 152,000 12,703 (7,572)
$ 644,904 ( $ 754,635 )
Total Written Options $ 644,904 ( $ 754,635 )

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 203 $ – $ 203 $ –
Common Stocks
Communications 17,976,987 17,976,987 – –
Consumer, Cyclical 4,830,655 4,830,655 – –
Consumer, Non-Cyclical 19,926,500 19,926,500 – –
Energy 1,641,746 1,641,746 – –
Financial 7,034,971 7,034,971 – –
Industrial 4,570,998 4,570,998 – –
Technology 28,986,476 26,856,439 2,130,037 –
Utilities 9,238,841 9,238,841 – –
Total Common Stocks 94,207,174 92,077,137 2,130,037 –
Corporate Bonds & Notes 13,111,088 – 13,111,088 –
Senior Loan Notes 12,832,530 – 12,802,568 29,962
U.S. Treasury Obligations 22,864,568 – 22,864,568 –
Securities Lending Collateral 872,565 310,478 562,087 –
Total Assets 143,888,128 92,387,615 51,470,551 29,962
Liabilities Derivatives:
Equity Contracts
Written Options (754,635) – (754,635) –
Total Liabilities (754,635) – (754,635) –
Total $ 143,133,493 $ 92,387,615 $ 50,715,916 $ 29,962

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
a Shares Value
EXCHANGE-TRADED FUNDS - 74.9%
Avantis Core Fixed Income ETF 754,164 $ 31,229,931
Avantis Emerging Markets Equity ETF 112,790 10,883,107
Avantis International Equity ETF 410,408 36,608,394
Avantis Real Estate ETF † 32,677 1,548,236
Avantis Short-Term Fixed Income ETF 335,004 15,600,500
Avantis U.S. Large Cap Equity ETF 739,705 66,543,862
Avantis U.S. Large Cap Value ETF 131,386 11,983,717
Avantis U.S. Small Cap Value ETF † 90,333 11,269,945
Vanguard Russell 1000 Growth ETF 319,951 40,892,937
Vanguard Russell 1000 Value ETF 77,810 8,271,981
a
Total Exchange-Traded Funds
    (Cost $184,161,616) 234,832,610
MUTUAL FUNDS - 25.1%
American Century Diversified Bond Fund
Class I  6,916,147 63,213,582
American Century Small Cap Growth Fund
Class I  551,270 15,297,739
a
Total Mutual Funds
    (Cost $76,346,246) 78,511,321
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.0%
    (Cost $260,507,862) 313,343,931
SECURITIES LENDING COLLATERAL - 0.1%
Mutual Funds - 0.0%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 143,028 143,028
Principal
Amount
Repurchase Agreements - 0.1%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$176,972; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $180,511) $ 176,954 176,954
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$82,103; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $83,853) 81,984 81,984
258,938
Total Securities Lending Collateral
(Cost $401,966) 401,966
a
Value
TOTAL INVESTMENTS - 100.1%
(Cost $260,909,828) $ 313,745,897
OTHER ASSETS & LIABILITIES, NET -  (0.1%) (399,117)
NET ASSETS - 100.0% $ 313,346,780
Equity Exchange-Traded Funds 60 .0%
Fixed Income Mutual Funds 20 .2%
Fixed Income Exchange-Traded Funds 14 .9%
Equity Mutual Funds 4 .9%
Securities Lending Collateral 0 .1%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 234,832,610 $ 234,832,610 $ – $ –
Mutual Funds 78,511,321 78,511,321 – –
Securities Lending Collateral 401,966 143,028 258,938 –
Total $ 313,745,897 $ 313,486,959 $ 258,938 $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 1,625,069 $ 21,012,262
PD Aggregate Bond Index Portfolio Class P * 14,477,742 200,945,117
PD High Yield Bond Market Portfolio Class P * 1,426,502 32,729,611
PD Large-Cap Growth Index Portfolio Class P * 445,089 61,214,619
PD Large-Cap Value Index Portfolio Class P * 837,462 57,221,397
PD Mid-Cap Index Portfolio Class P * 989,246 19,233,365
PD Small-Cap Growth Index Portfolio Class P * 148,749 9,659,897
PD Small-Cap Value Index Portfolio Class P * 183,921 9,697,210
PD Emerging Markets Index Portfolio Class P * 377,388 11,718,922
PD International Large-Cap Index Portfolio
Class P * 1,149,123 44,650,399
a
Total Affiliated Mutual Funds
    (Cost $392,282,117) 468,082,799
TOTAL INVESTMENTS - 100.0%
(Cost $392,282,117) 468,082,799
OTHER ASSETS & LIABILITIES, NET -  (0.0%) (205,122)
NET ASSETS - 100.0% $ 467,877,677
Affiliated Fixed Income Funds 54 .4%
Affiliated Equity Funds 45 .6%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 468,082,799 $ 468,082,799 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 8,945,004 $ 115,659,590
PD Aggregate Bond Index Portfolio Class P * 46,331,591 643,063,488
PD High Yield Bond Market Portfolio Class P * 6,730,169 154,416,776
PD Large-Cap Growth Index Portfolio Class P * 3,811,543 524,214,368
PD Large-Cap Value Index Portfolio Class P * 6,913,425 472,374,795
PD Mid-Cap Index Portfolio Class P * 7,486,057 145,547,275
PD Small-Cap Growth Index Portfolio Class P * 1,023,148 66,444,033
PD Small-Cap Value Index Portfolio Class P * 1,265,238 66,709,587
PD Emerging Markets Index Portfolio Class P * 2,491,870 77,379,311
PD International Large-Cap Index Portfolio
Class P * 7,988,818 310,413,965
a
Total Affiliated Mutual Funds
    (Cost $1,939,118,541) 2,576,223,188
TOTAL INVESTMENTS - 100.0%
(Cost $1,939,118,541) 2,576,223,188
OTHER ASSETS & LIABILITIES, NET -  (0.0%) (980,547)
NET ASSETS - 100.0% $ 2,575,242,641
Affiliated Equity Funds 64 .6%
Affiliated Fixed Income Funds 35 .4%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,576,223,188 $ 2,576,223,188 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 3,925,281 $ 50,754,180
PD Aggregate Bond Index Portfolio Class P * 18,298,443 253,974,893
PD High Yield Bond Market Portfolio Class P * 3,987,058 91,478,925
PD Large-Cap Growth Index Portfolio Class P * 3,582,082 492,655,808
PD Large-Cap Value Index Portfolio Class P * 6,523,609 445,739,800
PD Mid-Cap Index Portfolio Class P * 7,526,720 146,337,861
PD Small-Cap Growth Index Portfolio Class P * 1,131,560 73,484,337
PD Small-Cap Value Index Portfolio Class P * 1,199,498 63,243,445
PD Emerging Markets Index Portfolio Class P * 2,624,290 81,491,303
PD International Large-Cap Index Portfolio
Class P * 8,676,230 337,124,083
a
Total Affiliated Mutual Funds
    (Cost $1,470,754,971) 2,036,284,635
TOTAL INVESTMENTS - 100.0%
(Cost $1,470,754,971) 2,036,284,635
OTHER ASSETS & LIABILITIES, NET -  (0.0%) (817,631)
NET ASSETS - 100.0% $ 2,035,467,004
Affiliated Equity Funds 80 .6%
Affiliated Fixed Income Funds 19 .4%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,036,284,635 $ 2,036,284,635 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.1%
PD 1-3 Year Corporate Bond Portfolio Class P * 28,110 $ 363,461
PD Aggregate Bond Index Portfolio Class P * 78,625 1,091,282
PD High Yield Bond Market Portfolio Class P * 47,584 1,091,755
PD Large-Cap Growth Index Portfolio Class P * 70,781 9,734,758
PD Large-Cap Value Index Portfolio Class P * 127,487 8,710,855
PD Mid-Cap Index Portfolio Class P * 173,076 3,365,019
PD Small-Cap Growth Index Portfolio Class P * 26,025 1,690,069
PD Small-Cap Value Index Portfolio Class P * 28,604 1,508,159
PD Emerging Markets Index Portfolio Class P * 52,795 1,639,433
PD International Large-Cap Index Portfolio
Class P * 188,260 7,315,052
a
Total Affiliated Mutual Funds
    (Cost $31,818,737) 36,509,843
TOTAL INVESTMENTS - 100.1%
(Cost $31,818,737) 36,509,843
OTHER ASSETS & LIABILITIES, NET -  (0.1%) (48,099)
NET ASSETS - 100.0% $ 36,461,744
Affiliated Equity Funds 93 .1%
Affiliated Fixed Income Funds 7 .0%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 36,509,843 $ 36,509,843 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 7,032,071 $ 75,288,993
Core Income Portfolio Class P * 2,233,363 30,258,807
Diversified Bond Portfolio Class P * 6,852,120 104,532,508
Floating Rate Income Portfolio Class P * 712,028 13,113,776
High Yield Bond Portfolio Class P * 4,063,231 52,555,552
Inflation Managed Portfolio Class P * 1,402,942 21,759,403
Intermediate Bond Portfolio Class P * 15,937,685 162,367,905
Short Duration Bond Portfolio Class P * 6,251,833 78,846,067
Total Return Portfolio Class P * 6,010,594 102,822,755
Emerging Markets Debt Portfolio Class P * 1,618,991 26,313,181
Equity Index Portfolio Class P * 2,510 519,959
Focused Growth Portfolio Class P * 7,957 770,488
Growth Portfolio Class P * 99,292 10,109,556
Large-Cap Core Portfolio Class P * 157,838 18,287,289
Large-Cap Growth Portfolio Class P * 401,875 17,368,996
Large-Cap Plus Bond Alpha Portfolio Class P * 1,801,755 24,102,866
Large-Cap Value Portfolio Class P * 160,024 8,949,472
Mid-Cap Growth Portfolio Class P * 232,264 7,548,859
Mid-Cap Plus Bond Alpha Portfolio Class P * 206,099 12,044,620
Mid-Cap Value Portfolio Class P * 126,976 7,678,827
QQQ Plus Bond Alpha Portfolio Class P * 1,060,297 15,847,102
Small-Cap Equity Portfolio Class P * 97,288 5,477,805
Small-Cap Growth Portfolio Class P * 155,520 7,793,811
Small-Cap Index Portfolio Class P * 16,120 816,860
Small-Cap Plus Bond Alpha Portfolio Class P * 178,980 2,497,261
Small-Cap Value Portfolio Class P * 140,207 6,566,577
Value Portfolio Class P * 465,518 15,993,098
Value Advantage Portfolio Class P * 58,581 2,172,318
Emerging Markets Portfolio Class P * 413,804 13,179,261
International Equity Plus Bond Alpha Portfolio
Class P * 584,721 8,212,176
International Growth Portfolio Class P * 958,733 12,039,593
International Large-Cap Portfolio Class P * 168,439 3,321,100
International Small-Cap Portfolio Class P * 179,473 4,321,775
International Value Portfolio Class P * 223,959 7,344,178
a
Total Affiliated Mutual Funds
    (Cost $801,075,510) 880,822,794
TOTAL INVESTMENTS - 100.0%
(Cost $801,075,510) 880,822,794
OTHER ASSETS & LIABILITIES, NET -  (0.0%) (362,686)
NET ASSETS - 100.0% $ 880,460,108
Affiliated Fixed Income Funds 75 .8%
Affiliated Equity Funds 24 .2%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 880,822,794 $ 880,822,794 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 7,984,232 $ 85,483,321
Core Income Portfolio Class P * 2,605,914 35,306,327
Diversified Bond Portfolio Class P * 7,582,480 115,674,504
Floating Rate Income Portfolio Class P * 705,105 12,986,274
High Yield Bond Portfolio Class P * 3,520,760 45,539,008
Inflation Managed Portfolio Class P * 1,250,375 19,393,122
Intermediate Bond Portfolio Class P * 17,394,396 177,208,399
Short Duration Bond Portfolio Class P * 6,191,079 78,079,852
Total Return Portfolio Class P * 6,753,431 115,530,397
Emerging Markets Debt Portfolio Class P * 1,603,230 26,057,019
Equity Index Portfolio Class P * 7,457 1,544,540
Focused Growth Portfolio Class P * 19,696 1,907,110
Growth Portfolio Class P * 272,251 27,719,474
Large-Cap Core Portfolio Class P * 513,090 59,447,056
Large-Cap Growth Portfolio Class P * 1,066,074 46,075,570
Large-Cap Plus Bond Alpha Portfolio Class P * 4,834,681 64,675,635
Large-Cap Value Portfolio Class P * 551,395 30,837,253
Mid-Cap Growth Portfolio Class P * 551,978 17,939,948
Mid-Cap Plus Bond Alpha Portfolio Class P * 298,019 17,416,515
Mid-Cap Value Portfolio Class P * 417,600 25,254,219
QQQ Plus Bond Alpha Portfolio Class P * 2,415,391 36,100,223
Small-Cap Equity Portfolio Class P * 175,808 9,898,832
Small-Cap Growth Portfolio Class P * 315,477 15,809,967
Small-Cap Index Portfolio Class P * 31,922 1,617,644
Small-Cap Plus Bond Alpha Portfolio Class P * 637,653 8,896,989
Small-Cap Value Portfolio Class P * 257,413 12,055,943
Value Portfolio Class P * 1,478,805 50,805,081
Value Advantage Portfolio Class P * 355,291 13,175,053
Emerging Markets Portfolio Class P * 819,330 26,094,844
International Equity Plus Bond Alpha Portfolio
Class P * 2,097,469 29,458,101
International Growth Portfolio Class P * 3,069,078 38,540,935
International Large-Cap Portfolio Class P * 618,875 12,202,317
International Small-Cap Portfolio Class P * 266,570 6,419,097
International Value Portfolio Class P * 1,138,788 37,343,815
Real Estate Portfolio Class P * 147,059 6,695,904
a
Total Affiliated Mutual Funds
    (Cost $1,145,844,812) 1,309,190,288
TOTAL INVESTMENTS - 100.0%
(Cost $1,145,844,812) 1,309,190,288
OTHER ASSETS & LIABILITIES, NET -  (0.0%) (509,960)
NET ASSETS - 100.0% $ 1,308,680,328
Affiliated Fixed Income Funds 54 .3%
Affiliated Equity Funds 45 .7%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,309,190,288 $ 1,309,190,288 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 22,021,391 $ 235,772,421
Core Income Portfolio Class P * 7,410,052 100,395,370
Diversified Bond Portfolio Class P * 21,489,233 327,828,956
Floating Rate Income Portfolio Class P * 3,438,964 63,337,111
High Yield Bond Portfolio Class P * 17,171,543 222,104,016
Inflation Managed Portfolio Class P * 4,065,554 63,056,098
Intermediate Bond Portfolio Class P * 49,030,482 499,506,465
Short Duration Bond Portfolio Class P * 25,162,815 317,345,149
Total Return Portfolio Class P * 19,539,513 334,260,891
Emerging Markets Debt Portfolio Class P * 5,864,487 95,314,493
Equity Index Portfolio Class P * 54,555 11,299,245
Focused Growth Portfolio Class P * 153,690 14,881,399
Growth Portfolio Class P * 2,176,030 221,554,613
Large-Cap Core Portfolio Class P * 4,017,792 465,504,726
Large-Cap Growth Portfolio Class P * 8,472,255 366,169,603
Large-Cap Plus Bond Alpha Portfolio Class P * 32,945,187 440,722,095
Large-Cap Value Portfolio Class P * 3,964,415 221,713,377
Mid-Cap Growth Portfolio Class P * 2,890,006 93,928,728
Mid-Cap Plus Bond Alpha Portfolio Class P * 2,386,738 139,483,183
Mid-Cap Value Portfolio Class P * 1,587,820 96,022,951
QQQ Plus Bond Alpha Portfolio Class P * 17,686,016 264,333,628
Small-Cap Equity Portfolio Class P * 939,694 52,909,411
Small-Cap Growth Portfolio Class P * 2,486,644 124,616,963
Small-Cap Index Portfolio Class P * 233,540 11,834,578
Small-Cap Plus Bond Alpha Portfolio Class P * 5,602,841 78,174,807
Small-Cap Value Portfolio Class P * 1,438,888 67,390,328
Value Portfolio Class P * 10,865,662 373,295,344
Value Advantage Portfolio Class P * 2,670,033 99,011,164
Emerging Markets Portfolio Class P * 4,994,956 159,084,456
International Equity Plus Bond Alpha Portfolio
Class P * 13,452,702 188,937,765
International Growth Portfolio Class P * 19,854,951 249,334,958
International Large-Cap Portfolio Class P * 4,366,945 86,102,792
International Small-Cap Portfolio Class P * 1,300,081 31,306,404
International Value Portfolio Class P * 7,348,131 240,964,178
Real Estate Portfolio Class P * 717,269 32,658,824
a
Total Affiliated Mutual Funds
    (Cost $5,388,910,679) 6,390,156,490
TOTAL INVESTMENTS - 100.0%
(Cost $5,388,910,679) 6,390,156,490
OTHER ASSETS & LIABILITIES, NET -  (0.0%) (2,221,043)
NET ASSETS - 100.0% $ 6,387,935,447
Affiliated Equity Funds 64 .7%
Affiliated Fixed Income Funds 35 .3%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,390,156,490 $ 6,390,156,490 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 10,795,189 $ 115,578,882
Core Income Portfolio Class P * 3,724,533 50,461,975
Diversified Bond Portfolio Class P * 11,269,450 171,921,067
Floating Rate Income Portfolio Class P * 3,371,667 62,097,659
High Yield Bond Portfolio Class P * 9,620,351 124,433,699
Inflation Managed Portfolio Class P * 1,992,976 30,910,739
Intermediate Bond Portfolio Class P * 26,176,421 266,676,788
Short Duration Bond Portfolio Class P * 14,802,335 186,682,177
Total Return Portfolio Class P * 10,326,813 176,659,963
Emerging Markets Debt Portfolio Class P * 3,833,199 62,300,331
Equity Index Portfolio Class P * 59,427 12,308,436
Focused Growth Portfolio Class P * 169,500 16,412,327
Growth Portfolio Class P * 2,687,722 273,653,045
Large-Cap Core Portfolio Class P * 4,536,411 525,592,344
Large-Cap Growth Portfolio Class P * 10,066,355 435,066,378
Large-Cap Plus Bond Alpha Portfolio Class P * 35,107,727 469,651,332
Large-Cap Value Portfolio Class P * 4,364,458 244,086,108
Mid-Cap Growth Portfolio Class P * 3,435,067 111,643,885
Mid-Cap Plus Bond Alpha Portfolio Class P * 2,748,701 160,636,646
Mid-Cap Value Portfolio Class P * 1,900,517 114,933,246
QQQ Plus Bond Alpha Portfolio Class P * 19,206,623 287,060,484
Small-Cap Equity Portfolio Class P * 1,312,998 73,928,277
Small-Cap Growth Portfolio Class P * 3,435,318 172,159,338
Small-Cap Index Portfolio Class P * 292,597 14,827,287
Small-Cap Plus Bond Alpha Portfolio Class P * 7,909,312 110,356,317
Small-Cap Value Portfolio Class P * 1,950,330 91,343,743
Value Portfolio Class P * 12,876,213 442,368,822
Value Advantage Portfolio Class P * 3,484,914 129,228,895
Emerging Markets Portfolio Class P * 7,835,456 249,551,624
International Equity Plus Bond Alpha Portfolio
Class P * 16,972,144 238,366,907
International Growth Portfolio Class P * 23,754,231 298,301,427
International Large-Cap Portfolio Class P * 5,761,086 113,591,002
International Small-Cap Portfolio Class P * 3,823,791 92,078,190
International Value Portfolio Class P * 8,794,737 288,402,125
Real Estate Portfolio Class P * 1,406,594 64,045,295
a
Total Affiliated Mutual Funds
    (Cost $5,180,986,620) 6,277,316,760
TOTAL INVESTMENTS - 100.0%
(Cost $5,180,986,620) 6,277,316,760
OTHER ASSETS & LIABILITIES, NET -  (0.0%) (2,157,172)
NET ASSETS - 100.0% $ 6,275,159,588
Affiliated Equity Funds 80 .1%
Affiliated Fixed Income Funds 19 .9%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,277,316,760 $ 6,277,316,760 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 470,985 $ 5,042,610
Core Income Portfolio Class P * 158,908 2,152,973
Diversified Bond Portfolio Class P * 607,853 9,273,103
Floating Rate Income Portfolio Class P * 896,341 16,508,348
High Yield Bond Portfolio Class P * 1,278,751 16,539,912
Inflation Managed Portfolio Class P * 529,830 8,217,584
Intermediate Bond Portfolio Class P * 1,495,785 15,238,571
Short Duration Bond Portfolio Class P * 2,623,382 33,085,227
Total Return Portfolio Class P * 572,325 9,790,718
Emerging Markets Debt Portfolio Class P * 509,508 8,280,949
Equity Index Portfolio Class P * 18,171 3,763,452
Focused Growth Portfolio Class P * 53,420 5,172,508
Growth Portfolio Class P * 746,706 76,026,550
Large-Cap Core Portfolio Class P * 1,388,907 160,919,911
Large-Cap Growth Portfolio Class P * 2,914,503 125,964,378
Large-Cap Plus Bond Alpha Portfolio Class P * 10,123,672 135,428,762
Large-Cap Value Portfolio Class P * 1,287,033 71,978,425
Mid-Cap Growth Portfolio Class P * 1,274,378 41,418,837
Mid-Cap Plus Bond Alpha Portfolio Class P * 904,984 52,888,099
Mid-Cap Value Portfolio Class P * 850,463 51,431,530
QQQ Plus Bond Alpha Portfolio Class P * 5,789,122 86,523,706
Small-Cap Equity Portfolio Class P * 440,828 24,820,811
Small-Cap Growth Portfolio Class P * 1,167,202 58,493,794
Small-Cap Index Portfolio Class P * 94,683 4,798,037
Small-Cap Plus Bond Alpha Portfolio Class P * 2,728,981 38,076,677
Small-Cap Value Portfolio Class P * 672,805 31,510,843
Value Portfolio Class P * 3,412,994 117,255,147
Value Advantage Portfolio Class P * 967,777 35,887,460
Emerging Markets Portfolio Class P * 2,343,567 74,640,317
International Equity Plus Bond Alpha Portfolio
Class P * 5,507,783 77,354,583
International Growth Portfolio Class P * 8,111,218 101,859,242
International Large-Cap Portfolio Class P * 1,924,983 37,954,788
International Small-Cap Portfolio Class P * 1,355,498 32,640,853
International Value Portfolio Class P * 2,507,334 82,221,947
Real Estate Portfolio Class P * 373,859 17,022,626
a
Total Affiliated Mutual Funds
    (Cost $1,345,489,827) 1,670,183,278
TOTAL INVESTMENTS - 100.0%
(Cost $1,345,489,827) 1,670,183,278
OTHER ASSETS & LIABILITIES, NET -  (0.0%) (604,331)
NET ASSETS - 100.0% $ 1,669,578,947
Affiliated Equity Funds 92 .6%
Affiliated Fixed Income Funds 7 .4%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,670,183,278 $ 1,670,183,278 $ – $ –

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 98.7%
Basic Materials - 1.5%
Air Products & Chemicals, Inc.
4.300% due 06/11/28  $ 400,000 $ 399,514
4.600% due 02/08/29  200,000 200,730
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  50,000 51,207
BHP Billiton Finance USA Ltd. (Australia)
4.750% due 02/28/28  300,000 301,819
Dow Chemical Co.
4.800% due 11/30/28  250,000 250,514
Ecolab, Inc.
4.300% due 06/15/28  35,000 34,929
4.600% due 06/15/29  350,000 350,596
Nucor Corp.
3.950% due 05/01/28 † 250,000 247,833
Rio Tinto Finance USA Ltd. (Australia)
7.125% due 07/15/28  150,000 157,793
Rio Tinto Finance USA PLC (Australia)
4.500% due 03/14/28  250,000 250,514
Sherwin-Williams Co.
4.300% due 08/15/28  155,000 154,209
4.550% due 03/01/28  350,000 350,106
Steel Dynamics, Inc.
4.000% due 12/15/28  135,000 132,984
2,882,748
Communications - 5.3%
Alibaba Group Holding Ltd. (China)
3.400% due 12/06/27  550,000 542,930
Alphabet, Inc.
0.800% due 08/15/27  250,000 241,216
3.700% due 02/15/29  115,000 113,149
3.875% due 11/15/28  120,000 118,931
Amazon.com, Inc.
3.150% due 08/22/27  1,500,000 1,482,436
3.850% due 03/13/28  110,000 109,277
3.900% due 11/20/28  125,000 123,703
4.000% due 03/13/29  235,000 232,522
AT&T, Inc.
1.650% due 02/01/28  150,000 143,381
4.350% due 03/01/29  750,000 745,211
Baidu, Inc. (China)
3.625% due 07/06/27  50,000 49,624
Booking Holdings, Inc.
3.550% due 03/15/28  250,000 246,448
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.750% due 02/15/28  550,000 539,481
6.100% due 06/01/29  250,000 256,158
Cisco Systems, Inc.
4.550% due 02/24/28  500,000 502,031
Expedia Group, Inc.
3.800% due 02/15/28  100,000 98,758
Fox Corp.
4.709% due 01/25/29  250,000 249,858
Meta Platforms, Inc.
3.500% due 08/15/27 † 625,000 619,873
Netflix, Inc.
5.875% due 11/15/28 † 600,000 619,103
Omnicom Group, Inc.
4.200% due 03/02/29  35,000 34,542
a
Principal
Amount Value
Sprint Capital Corp.
6.875% due 11/15/28  $ 250,000 $ 261,948
T-Mobile USA, Inc.
2.050% due 02/15/28 † 450,000 432,512
2.625% due 02/15/29  250,000 237,765
4.950% due 03/15/28  700,000 704,544
Verizon Communications, Inc.
3.875% due 02/08/29  500,000 492,384
Walt Disney Co.
2.200% due 01/13/28  500,000 485,307
3.750% due 03/14/29  185,000 182,101
9,865,193
Consumer, Cyclical - 8.2%
American Airlines Pass-Through Trust Class AA
3.000% due 04/15/30  137,235 132,998
3.200% due 12/15/29  140,500 136,416
3.600% due 03/22/29  26,311 25,934
American Honda Finance Corp.
4.150% due 01/08/29  420,000 415,084
4.550% due 03/03/28  200,000 199,821
4.550% due 04/10/28  70,000 69,898
AutoZone, Inc.
4.500% due 02/01/28  50,000 49,987
Cummins, Inc.
4.900% due 02/20/29  200,000 202,293
Darden Restaurants, Inc.
4.350% due 10/15/27  75,000 74,783
Delta Air Lines, Inc.
4.950% due 07/10/28  200,000 200,810
Dollar General Corp.
5.200% due 07/05/28  150,000 151,658
Dollar Tree, Inc.
4.200% due 05/15/28  350,000 347,408
Ford Motor Credit Co. LLC
2.900% due 02/16/28  550,000 531,389
2.900% due 02/10/29  350,000 329,476
4.970% due 04/06/29  200,000 198,000
5.800% due 03/08/29  200,000 201,797
6.798% due 11/07/28  350,000 361,418
6.800% due 05/12/28  250,000 257,238
General Motors Co.
5.000% due 10/01/28  200,000 201,051
5.350% due 04/15/28  110,000 111,161
6.800% due 10/01/27  250,000 256,081
General Motors Financial Co., Inc.
2.400% due 10/15/28  200,000 190,054
2.700% due 08/20/27  800,000 783,804
4.200% due 10/27/28  115,000 113,777
4.300% due 04/06/29  200,000 197,576
4.750% due 04/06/29  125,000 124,958
5.000% due 07/15/27  110,000 110,630
Hasbro, Inc.
3.500% due 09/15/27  50,000 49,436
Home Depot, Inc.
3.750% due 09/15/28  355,000 351,208
4.750% due 06/25/29  250,000 252,537
4.900% due 04/15/29  350,000 354,691
Honda Motor Co. Ltd. (Japan)
4.436% due 07/08/28  600,000 597,723
Hyatt Hotels Corp.
5.050% due 03/30/28  420,000 422,737
Las Vegas Sands Corp.
5.625% due 06/15/28  150,000 151,842

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Leggett & Platt, Inc.
3.500% due 11/15/27  $ 100,000 $ 97,957
Lowe's Cos., Inc.
3.650% due 04/05/29  200,000 195,372
3.950% due 10/15/27  240,000 238,589
4.000% due 10/15/28  185,000 182,720
6.500% due 03/15/29  100,000 105,080
Marriott International, Inc.
4.200% due 07/15/27  145,000 144,824
4.900% due 04/15/29  200,000 201,711
McDonald's Corp.
3.500% due 07/01/27  175,000 173,594
3.800% due 04/01/28  500,000 495,078
O'Reilly Automotive, Inc.
3.600% due 09/01/27  450,000 445,686
PACCAR Financial Corp.
3.900% due 02/05/29  75,000 74,172
4.000% due 08/08/28  70,000 69,541
4.000% due 11/07/28  115,000 114,278
4.300% due 06/18/29  70,000 69,805
4.450% due 08/06/27  165,000 165,640
4.950% due 08/10/28  250,000 252,921
Royal Caribbean Cruises Ltd.
3.700% due 03/15/28  250,000 246,449
Sands China Ltd. (Macao)
2.850% due 03/08/29  150,000 142,089
Sands China Ltd. (Macau)
5.400% due 08/08/28  500,000 503,920
Southwest Airlines Co.
4.375% due 11/15/28  165,000 163,778
Starbucks Corp.
4.500% due 05/15/28  196,000 196,043
Target Corp.
4.350% due 06/15/28  90,000 90,072
Toll Brothers Finance Corp.
4.350% due 02/15/28  50,000 49,773
Toyota Motor Credit Corp.
3.750% due 01/12/28  155,000 153,846
4.050% due 09/05/28  120,000 119,195
4.050% due 03/13/29  310,000 306,508
4.250% due 05/12/28  195,000 194,742
4.550% due 09/20/27  1,000,000 1,003,324
United Airlines Pass-Through Trust Class A
5.875% due 04/15/29  171,135 173,245
United Airlines Pass-Through Trust Class AA
3.100% due 01/07/30  82,724 81,055
Walmart, Inc.
3.700% due 06/26/28  200,000 198,204
3.900% due 04/15/28  500,000 497,867
4.000% due 04/30/29  75,000 74,435
15,377,187
Consumer, Non-Cyclical - 12.5%
Abbott Laboratories
3.700% due 03/09/29  400,000 392,397
AbbVie, Inc.
3.775% due 03/03/28  500,000 495,129
4.650% due 03/15/28  350,000 351,617
Agilent Technologies, Inc.
4.200% due 09/09/27  100,000 99,766
Altria Group, Inc.
4.800% due 02/14/29 † 500,000 501,969
4.875% due 02/04/28  120,000 120,624
a
Principal
Amount Value
Amgen, Inc.
5.150% due 03/02/28  $ 1,000,000 $ 1,009,732
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
4.750% due 01/23/29  250,000 251,368
Astrazeneca Finance LLC (United Kingdom)
4.850% due 02/26/29 † 350,000 353,612
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27  900,000 891,406
Baxter International, Inc.
4.450% due 02/15/29  200,000 197,756
Campbell's Co.
4.150% due 03/15/28  500,000 495,535
Cencora, Inc.
3.950% due 02/13/29  60,000 58,991
4.625% due 12/15/27  250,000 250,395
CHRISTUS Health
4.341% due 07/01/28  100,000 99,475
Cigna Group
4.375% due 10/15/28  500,000 498,005
Cintas Corp. No. 2
4.200% due 05/01/28  340,000 338,961
CommonSpirit Health
6.073% due 11/01/27  50,000 50,817
Conagra Brands, Inc.
1.375% due 11/01/27  50,000 47,901
CVS Health Corp.
4.300% due 03/25/28  200,000 198,996
5.000% due 01/30/29  850,000 857,840
Diageo Capital PLC (United Kingdom)
3.875% due 05/18/28  100,000 99,072
5.300% due 10/24/27  150,000 151,775
Elevance Health, Inc.
3.650% due 12/01/27 † 500,000 494,320
4.000% due 09/15/28  230,000 227,430
Eli Lilly & Co.
4.000% due 10/15/28  200,000 198,713
4.150% due 08/14/27  70,000 69,936
4.150% due 05/20/29  200,000 198,995
4.550% due 02/12/28  135,000 135,610
Equifax, Inc.
5.100% due 06/01/28  150,000 151,260
Estee Lauder Cos., Inc.
4.375% due 05/15/28  150,000 149,683
GE HealthCare Technologies, Inc.
4.150% due 12/15/28  45,000 44,606
5.650% due 11/15/27  350,000 355,167
General Mills, Inc.
4.200% due 04/17/28  250,000 248,494
Gilead Sciences, Inc.
1.200% due 10/01/27  200,000 192,590
4.400% due 05/20/29  250,000 249,500
GlaxoSmithKline Capital, Inc.
3.875% due 05/15/28  600,000 595,877
Global Payments, Inc.
4.450% due 06/01/28  350,000 347,099
4.500% due 11/15/28  95,000 93,886
4.550% due 03/15/28  85,000 84,645
HCA, Inc.
4.125% due 06/15/29  250,000 246,201
5.200% due 06/01/28  100,000 101,012
5.875% due 02/01/29  250,000 255,771

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Hershey Co.
4.550% due 02/24/28  $ 40,000 $ 40,140
Hormel Foods Corp.
1.700% due 06/03/28  150,000 142,575
Johnson & Johnson
2.900% due 01/15/28  750,000 737,159
Keurig Dr. Pepper, Inc.
4.350% due 05/15/28  750,000 746,863
Laboratory Corp. of America Holdings
3.600% due 09/01/27  50,000 49,505
Maple Parent Holdings Corp.
4.750% due 03/26/29 ~ 55,000 54,974
McCormick & Co., Inc.
4.150% due 02/15/29  120,000 118,719
McKesson Corp.
3.950% due 02/16/28  100,000 99,295
4.900% due 07/15/28  150,000 151,427
Medtronic Global Holdings SCA
4.250% due 03/30/28  450,000 449,106
Merck & Co., Inc.
3.400% due 03/07/29  150,000 146,315
3.850% due 09/15/27  250,000 249,001
4.300% due 05/22/28  140,000 139,939
Mondelez International, Inc.
4.250% due 05/06/28  465,000 463,237
Novartis Capital Corp.
3.900% due 11/05/28  95,000 94,094
4.100% due 03/16/29  155,000 153,817
PayPal Holdings, Inc.
4.450% due 03/06/28  100,000 99,947
4.550% due 06/01/28  125,000 125,044
Pepsico Singapore Financing I Pte. Ltd.
4.550% due 02/16/29  250,000 251,027
PepsiCo, Inc.
3.600% due 02/18/28  150,000 148,430
7.000% due 03/01/29  150,000 160,095
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28  500,000 500,530
Pfizer, Inc.
3.450% due 03/15/29  250,000 244,228
3.875% due 11/15/27  250,000 248,877
Philip Morris International, Inc.
3.125% due 08/17/27  50,000 49,421
3.875% due 10/27/28  300,000 296,222
4.125% due 04/28/28  120,000 119,403
4.125% due 04/27/29  180,000 178,113
4.375% due 11/01/27  125,000 124,955
4.875% due 02/15/28  50,000 50,312
4.875% due 02/13/29  250,000 251,932
Procter & Gamble Co.
2.850% due 08/11/27  500,000 492,862
Quanta Services, Inc.
4.300% due 08/09/28  250,000 249,041
Royalty Pharma PLC
1.750% due 09/02/27  100,000 96,881
S&P Global, Inc.
4.750% due 08/01/28  250,000 251,323
Sanofi SA
3.625% due 06/19/28  250,000 246,996
3.800% due 11/03/28  200,000 197,484
SSM Health Care Corp.
4.894% due 06/01/28  100,000 100,437
a
Principal
Amount Value
Stryker Corp.
4.700% due 02/10/28  $ 120,000 $ 120,358
Sutter Health
3.695% due 08/15/28  250,000 245,274
Sysco Corp.
3.250% due 07/15/27  200,000 197,828
Takeda Pharmaceutical Co. Ltd. (Japan)
5.000% due 11/26/28  350,000 352,588
Thermo Fisher Scientific, Inc.
4.800% due 11/21/27  150,000 150,974
UL Solutions, Inc.
6.500% due 10/20/28  250,000 259,530
Unilever Capital Corp. (United Kingdom)
4.250% due 08/12/27  250,000 250,234
UnitedHealth Group, Inc.
2.950% due 10/15/27  1,000,000 983,150
4.400% due 06/15/28  145,000 144,962
Zoetis, Inc.
4.150% due 08/17/28  210,000 208,644
23,487,202
Energy - 3.6%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor, Inc.
4.050% due 03/11/29  175,000 172,542
BP Capital Markets America, Inc.
5.017% due 11/17/27 † 350,000 353,223
BP Capital Markets PLC
3.279% due 09/19/27  250,000 247,188
3.723% due 11/28/28  250,000 245,452
Chevron USA, Inc.
1.018% due 08/12/27  200,000 193,365
3.950% due 08/13/27  200,000 199,711
4.050% due 08/13/28  155,000 154,343
4.475% due 02/26/28  200,000 200,553
Continental Resources, Inc.
4.375% due 01/15/28  100,000 99,351
Enbridge, Inc. (Canada)
3.700% due 07/15/27  500,000 496,709
4.200% due 11/20/28  105,000 104,078
4.600% due 06/20/28  55,000 54,991
Energy Transfer LP
5.550% due 02/15/28  800,000 810,941
Enterprise Products Operating LLC
4.300% due 06/20/28  310,000 308,972
5.375% due 02/15/78  50,000 49,850
EQT Corp.
3.900% due 10/01/27  50,000 49,569
5.700% due 04/01/28 † 500,000 508,671
MPLX LP
4.000% due 03/15/28  100,000 99,078
4.800% due 02/15/29  250,000 250,596
ONEOK, Inc.
4.000% due 07/13/27  150,000 149,241
4.350% due 03/15/29  100,000 99,159
5.650% due 11/01/28  250,000 255,262
Phillips 66 Co.
3.750% due 03/01/28  500,000 493,577
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27  50,000 50,136
Targa Resources Corp.
5.200% due 07/01/27  500,000 503,211

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28  $ 200,000 $ 209,977
TotalEnergies Capital International SA (France)
3.455% due 02/19/29  250,000 244,044
Valero Energy Corp.
4.000% due 04/01/29  200,000 196,981
6,800,771
Financial - 46.6%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  500,000 481,381
4.125% due 02/28/29  500,000 492,839
5.100% due 01/19/29  250,000 252,384
5.750% due 06/06/28  250,000 254,915
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/28  350,000 346,330
Ally Financial, Inc.
5.737% due 05/15/29  250,000 253,524
6.992% due 06/13/29  250,000 259,299
American Express Co.
4.009% due 02/09/29 † 750,000 743,494
4.351% due 07/20/29  175,000 174,129
4.444% due 05/03/30  470,000 467,167
5.043% due 07/26/28  250,000 251,457
5.532% due 04/25/30  200,000 204,476
American Homes 4 Rent LP
4.250% due 02/15/28  50,000 49,653
American Tower Corp.
5.200% due 02/15/29  200,000 202,652
5.500% due 03/15/28  550,000 557,946
5.800% due 11/15/28  250,000 256,197
Apollo Debt Solutions BDC
6.900% due 04/13/29  200,000 205,310
ARES Capital Corp.
2.875% due 06/15/28  200,000 191,430
ARES Strategic Income Fund
4.850% due 01/15/29  250,000 244,952
Arthur J Gallagher & Co.
4.600% due 12/15/27  350,000 350,717
Athene Holding Ltd.
4.125% due 01/12/28  350,000 346,767
Australia & New Zealand Banking Group Ltd.
(Australia)
3.919% due 12/08/28  250,000 247,413
4.362% due 06/18/28  250,000 250,049
AvalonBay Communities, Inc.
3.300% due 06/01/29  250,000 241,364
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.150% due 03/03/29  200,000 197,119
5.381% due 03/13/29  200,000 203,889
Banco Santander SA (Spain)
4.600% due 04/15/29  200,000 199,142
5.365% due 07/15/28  200,000 201,630
5.538% due 03/14/30 † 600,000 611,529
5.588% due 08/08/28  200,000 203,522
6.607% due 11/07/28  200,000 209,021
Bank of America Corp.
3.970% due 03/05/29  150,000 148,420
3.974% due 02/07/30  1,000,000 981,313
4.477% due 04/23/30  1,810,000 1,798,820
4.623% due 05/09/29  1,335,000 1,334,664
4.979% due 01/24/29  350,000 351,969
5.819% due 09/15/29  750,000 767,572
a
Principal
Amount Value
Bank of Montreal (Canada)
4.062% due 09/22/28  $ 180,000 $ 179,039
4.338% due 03/19/30  170,000 168,480
4.547% due 06/02/29  350,000 349,377
5.203% due 02/01/28  100,000 101,070
Bank of New York Mellon Corp.
4.026% due 01/22/30  115,000 113,415
5.802% due 10/25/28  1,000,000 1,017,554
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  152,000 150,160
4.404% due 09/08/28  1,000,000 998,748
4.578% due 06/05/29  250,000 249,317
Barclays PLC (United Kingdom)
4.476% due 11/11/29  250,000 248,296
4.911% due 06/26/30  280,000 279,999
4.972% due 05/16/29  500,000 502,129
5.088% due 06/20/30  250,000 250,732
5.690% due 03/12/30  300,000 306,283
7.385% due 11/02/28  1,000,000 1,034,374
Barings BDC, Inc.
5.200% due 09/15/28  165,000 162,345
7.000% due 02/15/29  100,000 101,597
BlackRock Funding, Inc.
4.600% due 07/26/27  55,000 55,191
Blackstone Private Credit Fund
4.950% due 09/26/27  110,000 109,564
Blackstone Secured Lending Fund
5.350% due 04/13/28  350,000 349,000
Blue Owl Capital Corp.
2.875% due 06/11/28  150,000 142,046
5.950% due 03/15/29  150,000 150,041
Blue Owl Credit Income Corp.
7.750% due 01/15/29  250,000 257,794
7.950% due 06/13/28  150,000 155,177
Blue Owl Technology Finance Corp.
6.750% due 04/04/29 † 100,000 100,503
Boston Properties LP
3.400% due 06/21/29  250,000 240,411
Brookfield Finance, Inc. (Canada)
3.900% due 01/25/28  450,000 444,838
4.850% due 03/29/29  150,000 150,261
Canadian Imperial Bank of Commerce
(Canada)
4.243% due 09/08/28 † 835,000 832,448
4.283% due 01/29/30  115,000 113,753
4.857% due 03/30/29  150,000 150,618
5.986% due 10/03/28  200,000 205,884
Capital One Financial Corp.
5.468% due 02/01/29  100,000 101,262
Charles Schwab Corp.
4.603% due 07/27/29  500,000 499,496
4.744% due 05/21/30  110,000 110,230
6.196% due 11/17/29  500,000 517,242
Citigroup, Inc.
3.520% due 10/27/28  150,000 147,989
3.980% due 03/20/30  950,000 931,795
4.075% due 04/23/29  1,500,000 1,486,260
4.786% due 03/04/29  250,000 250,646
5.174% due 02/13/30  250,000 252,698
Citizens Bank NA
4.575% due 08/09/28  400,000 400,000
Citizens Financial Group, Inc.
5.841% due 01/23/30  250,000 256,275

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
CNA Financial Corp.
3.450% due 08/15/27  $ 100,000 $ 98,771
Commonwealth Bank of Australia (Australia)
4.355% due 03/27/29  250,000 249,537
4.423% due 03/14/28 † 250,000 250,474
Cooperatieve Rabobank UA (Netherlands)
3.957% due 10/17/28  250,000 247,606
4.322% due 04/01/29  250,000 249,591
4.345% due 06/09/28  250,000 249,995
Corebridge Financial, Inc.
3.850% due 04/05/29  150,000 146,652
6.875% due 12/15/52  200,000 203,575
Crown Castle, Inc.
3.650% due 09/01/27  50,000 49,521
4.300% due 02/15/29  200,000 197,810
5.000% due 01/11/28  500,000 502,806
Deutsche Bank AG (Germany)
5.371% due 09/09/27  200,000 202,459
5.373% due 01/10/29  415,000 419,127
6.720% due 01/18/29  200,000 206,046
6.819% due 11/20/29  250,000 261,546
Digital Realty Trust LP
5.550% due 01/15/28  500,000 507,260
ERP Operating LP
3.250% due 08/01/27  100,000 98,869
Extra Space Storage LP
5.700% due 04/01/28  250,000 254,448
F&G Annuities & Life, Inc.
7.400% due 01/13/28  50,000 51,432
Federal Realty OP LP
5.375% due 05/01/28  250,000 253,495
Fifth Third Bancorp
6.361% due 10/27/28  750,000 766,893
Goldman Sachs Bank USA
4.656% due 06/03/29  225,000 225,175
Goldman Sachs BDC, Inc.
5.100% due 01/28/29  125,000 122,111
Goldman Sachs Group, Inc.
3.814% due 04/23/29  500,000 492,272
4.148% due 01/21/29  460,000 456,110
4.153% due 10/21/29  1,270,000 1,252,234
4.482% due 08/23/28  150,000 149,882
4.594% due 04/20/30  245,000 243,649
5.727% due 04/25/30  350,000 358,751
6.484% due 10/24/29  200,000 207,490
Goldman Sachs Private Credit Corp.
5.375% due 01/31/29  250,000 247,969
5.875% due 05/06/28 † 100,000 100,587
HPS Corporate Lending Fund
4.900% due 09/11/28  250,000 245,083
5.450% due 01/14/28  350,000 348,772
HSBC Holdings PLC (United Kingdom)
2.206% due 08/17/29  500,000 474,160
4.398% due 03/10/30  200,000 197,905
4.583% due 06/19/29  500,000 498,621
4.711% due 05/12/30  235,000 234,033
4.899% due 03/03/29  200,000 200,789
5.546% due 03/04/30  200,000 203,586
6.161% due 03/09/29 † 1,600,000 1,638,021
HSBC USA, Inc.
4.650% due 06/03/28  200,000 200,623
Huntington Bancshares, Inc.
4.443% due 08/04/28  500,000 499,179
a
Principal
Amount Value
ING Groep NV (Netherlands)
4.550% due 10/02/28  $ 200,000 $ 200,002
4.858% due 03/25/29  700,000 702,813
Intercontinental Exchange, Inc.
3.100% due 09/15/27  300,000 295,796
3.950% due 12/01/28  190,000 187,508
Jefferies Financial Group, Inc.
5.875% due 07/21/28  200,000 203,924
JPMorgan Chase & Co.
3.509% due 01/23/29 † 750,000 737,710
4.203% due 07/23/29  500,000 495,783
4.408% due 04/23/30  120,000 118,995
4.505% due 10/22/28  80,000 79,991
4.565% due 06/14/30  250,000 249,102
4.851% due 07/25/28  150,000 150,451
4.979% due 07/22/28  1,545,000 1,551,954
5.012% due 01/23/30  1,500,000 1,510,344
5.581% due 04/22/30  250,000 255,512
Keybank National Association
4.390% due 12/14/27  500,000 499,175
Lloyds Banking Group PLC (United Kingdom)
3.574% due 11/07/28  50,000 49,351
4.241% due 02/10/30  750,000 740,575
4.550% due 08/16/28  250,000 249,740
4.818% due 06/13/29  200,000 200,302
5.721% due 06/05/30  250,000 256,667
LPL Holdings, Inc.
4.900% due 04/03/28  115,000 115,100
M&T Bank Corp.
4.833% due 01/16/29  45,000 45,099
Main Street Capital Corp.
5.400% due 08/15/28  70,000 69,649
Manufacturers & Traders Trust Co.
4.548% due 04/18/30  500,000 496,711
4.700% due 01/27/28  350,000 350,922
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27  50,000 50,103
Mastercard, Inc.
3.500% due 02/26/28  500,000 494,297
4.425% due 06/08/29  150,000 149,833
4.550% due 03/15/28  85,000 85,303
Mid-America Apartments LP
4.200% due 06/15/28  100,000 99,517
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.592% due 04/18/30  200,000 199,045
5.242% due 04/19/29 † 1,000,000 1,010,688
5.258% due 04/17/30  250,000 253,226
Mizuho Financial Group, Inc. (Japan)
due 07/13/30 # 200,000 199,723
5.414% due 09/13/28  650,000 656,931
5.778% due 07/06/29  200,000 204,364
Morgan Stanley
4.238% due 01/09/30  685,000 676,137
4.431% due 01/23/30  250,000 247,747
4.555% due 04/10/30  370,000 367,701
4.994% due 04/12/29  110,000 110,616
5.123% due 02/01/29  150,000 150,930
5.164% due 04/20/29  500,000 504,007
5.449% due 07/20/29  1,500,000 1,520,015
6.407% due 11/01/29  500,000 517,678
Morgan Stanley Bank NA
5.016% due 01/12/29  100,000 100,626

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Morgan Stanley Private Bank NA
4.204% due 11/17/28  $ 1,375,000 $ 1,368,182
4.213% due 02/08/30  495,000 488,603
National Australia Bank Ltd. (Australia)
4.308% due 06/13/28  250,000 249,756
4.434% due 06/04/29  250,000 249,785
4.500% due 10/26/27  750,000 752,200
National Bank of Canada (Canada)
4.166% due 01/20/29  250,000 248,398
NatWest Group PLC (United Kingdom)
4.892% due 05/18/29  350,000 351,004
5.076% due 01/27/30  250,000 251,667
5.516% due 09/30/28  500,000 505,816
New Mountain Finance Corp.
6.200% due 10/15/27  50,000 50,188
NNN REIT, Inc.
3.500% due 10/15/27  100,000 98,767
Nomura Holdings, Inc. (Japan)
2.710% due 01/22/29  750,000 712,765
ORIX Corp. (Japan)
5.000% due 09/13/27  50,000 50,304
PNC Bank NA
4.050% due 07/26/28  750,000 741,417
PNC Financial Services Group, Inc.
4.075% due 01/26/29  150,000 148,793
4.618% due 10/26/29  335,000 334,240
5.582% due 06/12/29  350,000 356,429
Prologis LP
4.875% due 06/15/28  150,000 151,350
Prudential Financial, Inc.
4.500% due 09/15/47  50,000 49,416
Realty Income Corp.
2.200% due 06/15/28  100,000 95,724
3.650% due 01/15/28  500,000 494,064
4.750% due 02/15/29  200,000 200,894
Regions Bank
4.755% due 07/27/29  450,000 450,206
Regions Financial Corp.
5.722% due 06/06/30  250,000 256,634
Royal Bank of Canada (Canada)
3.995% due 11/03/28  385,000 382,570
4.400% due 04/17/30  115,000 114,069
4.498% due 08/06/29  445,000 443,590
4.522% due 10/18/28  250,000 250,072
6.000% due 11/01/27  50,000 51,081
Santander Holdings USA, Inc.
5.040% due 06/05/30  150,000 149,988
5.473% due 03/20/29  155,000 156,534
6.174% due 01/09/30  200,000 205,490
6.499% due 03/09/29 † 500,000 513,042
Santander U.K. Group Holdings PLC (United
Kingdom)
4.320% due 09/22/29  200,000 197,945
6.534% due 01/10/29  600,000 615,960
Simon Property Group LP
1.750% due 02/01/28  500,000 479,876
SiriusPoint Ltd.
7.000% due 04/05/29  100,000 104,525
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28  250,000 257,201
Sumisho Air Lease Corp.
5.850% due 12/15/27  750,000 762,288
a
Principal
Amount Value
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.472% due 01/14/29  $ 250,000 $ 237,468
3.944% due 07/19/28  150,000 148,352
4.108% due 01/15/29  450,000 444,535
5.800% due 07/13/28  250,000 255,825
Synchrony Bank
5.625% due 08/23/27 † 500,000 505,332
Synchrony Financial
5.019% due 07/29/29  20,000 20,019
Toronto-Dominion Bank (Canada)
3.913% due 01/13/28  100,000 99,170
4.109% due 10/13/28  250,000 247,455
4.361% due 04/23/29  500,000 497,438
4.574% due 06/02/28  500,000 500,161
Truist Bank
4.136% due 10/23/29  500,000 494,209
4.144% due 01/27/29  250,000 248,347
4.420% due 07/24/28  310,000 309,677
Truist Financial Corp.
1.125% due 08/03/27  300,000 289,790
4.873% due 01/26/29  150,000 150,667
5.435% due 01/24/30  250,000 254,207
U.S. Bancorp
4.653% due 02/01/29  500,000 500,438
5.384% due 01/23/30  200,000 203,423
5.775% due 06/12/29  300,000 306,321
U.S. Bank NA
4.535% due 05/20/29  250,000 249,505
UBS AG (Switzerland)
4.302% due 03/16/29  250,000 249,034
5.650% due 09/11/28  500,000 512,041
7.500% due 02/15/28  100,000 104,724
UDR, Inc.
3.500% due 07/01/27 † 350,000 347,103
Ventas Realty LP
4.000% due 03/01/28  250,000 247,623
VICI Properties LP
4.750% due 02/15/28 † 350,000 349,991
4.750% due 04/01/28  65,000 64,966
Visa, Inc.
3.800% due 02/12/29  250,000 246,988
Voya Financial, Inc.
4.700% due 01/23/48  100,000 98,718
Wells Fargo & Co.
4.078% due 09/15/29  1,305,000 1,286,831
4.182% due 01/23/30  250,000 246,754
4.577% due 05/20/29  215,000 214,504
4.970% due 04/23/29  405,000 407,037
5.198% due 01/23/30  500,000 505,680
5.574% due 07/25/29  1,000,000 1,016,991
Western Union Co.
4.750% due 06/15/29  250,000 248,184
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  250,000 236,496
3.400% due 01/25/28  100,000 98,742
4.150% due 05/11/28  250,000 249,150
5.535% due 11/17/28  500,000 513,589
Weyerhaeuser Co.
6.950% due 10/01/27  350,000 359,880
87,543,568
Industrial - 6.0%
3M Co.
2.875% due 10/15/27  50,000 49,063

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.375% due 03/01/29  $ 100,000 $ 97,131
Amcor Finance USA, Inc.
4.500% due 05/15/28  100,000 99,767
Amcor Flexibles North America, Inc.
4.250% due 03/08/29  165,000 163,504
4.800% due 03/17/28  60,000 60,224
Amphenol Corp.
3.800% due 11/15/27  190,000 188,603
3.900% due 11/15/28  120,000 118,568
4.375% due 06/12/28  165,000 164,826
Amrize Finance U.S. LLC
4.700% due 04/07/28  350,000 350,624
Avnet, Inc.
6.250% due 03/15/28  50,000 51,121
Boeing Co.
3.250% due 03/01/28  50,000 49,011
Canadian National Railway Co. (Canada)
4.350% due 05/12/29  60,000 59,634
Canadian Pacific Railway Co. (Canada)
4.000% due 03/15/29  35,000 34,490
Caterpillar Financial Services Corp.
3.950% due 11/14/28  150,000 148,555
4.100% due 08/15/28  70,000 69,651
4.300% due 05/15/29  190,000 189,338
4.400% due 10/15/27  300,000 300,622
4.400% due 03/03/28  200,000 200,258
4.850% due 02/27/29  250,000 253,144
CNH Industrial Capital LLC
4.750% due 03/21/28  625,000 626,615
Eaton Corp.
3.103% due 09/15/27  50,000 49,349
3.850% due 03/06/28  250,000 247,671
3.950% due 03/06/29  200,000 197,162
4.350% due 05/18/28  100,000 100,025
Emerson Electric Co.
1.800% due 10/15/27  400,000 387,892
Flex Ltd.
6.000% due 01/15/28  100,000 101,698
General Dynamics Corp.
2.625% due 11/15/27  500,000 489,632
Howmet Aerospace, Inc.
3.750% due 03/03/28  90,000 88,951
Ingersoll Rand, Inc.
5.400% due 08/14/28  150,000 152,313
Jabil, Inc.
4.200% due 02/01/29  65,000 64,057
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 206,652
John Deere Capital Corp.
4.125% due 01/18/29  85,000 84,493
4.200% due 07/15/27  525,000 525,114
4.250% due 06/05/28  200,000 199,731
4.400% due 06/15/29 † 585,000 584,696
L3Harris Technologies, Inc.
4.400% due 06/15/28  350,000 348,802
Lockheed Martin Corp.
4.150% due 08/15/28  50,000 49,786
4.500% due 02/15/29  250,000 250,086
5.100% due 11/15/27 † 350,000 354,086
Martin Marietta Materials, Inc.
3.500% due 12/15/27  100,000 98,604
Masco Corp.
1.500% due 02/15/28  100,000 95,197
a
Principal
Amount Value
Northrop Grumman Corp.
3.250% due 01/15/28 † $ 500,000 $ 491,498
Oshkosh Corp.
4.600% due 05/15/28  50,000 49,948
Otis Worldwide Corp.
4.488% due 05/07/29  155,000 154,475
Parker-Hannifin Corp.
4.250% due 09/15/27  200,000 199,695
Republic Services, Inc.
3.375% due 11/15/27  350,000 345,966
3.950% due 05/15/28  150,000 148,751
Ryder System, Inc.
5.500% due 06/01/29  250,000 255,759
Stanley Black & Decker, Inc.
4.250% due 11/15/28  250,000 248,338
TD SYNNEX Corp.
2.375% due 08/09/28  250,000 237,830
Tyco Electronics Group SA (Switzerland)
3.125% due 08/15/27  50,000 49,380
United Parcel Service, Inc.
3.050% due 11/15/27  250,000 246,252
Waste Management, Inc.
1.150% due 03/15/28  500,000 474,071
4.950% due 07/03/27  115,000 115,774
WRKCo, Inc.
3.900% due 06/01/28  350,000 345,686
11,314,169
Technology - 8.1%
Accenture Capital, Inc.
3.900% due 10/04/27  150,000 149,343
Adobe, Inc.
4.750% due 01/17/28  550,000 553,468
Advanced Micro Devices, Inc.
4.319% due 03/24/28  250,000 250,205
Analog Devices, Inc.
1.700% due 10/01/28  200,000 188,416
4.250% due 06/15/28  190,000 189,458
Apple, Inc.
1.200% due 02/08/28  250,000 238,425
1.400% due 08/05/28  1,250,000 1,179,902
2.900% due 09/12/27  50,000 49,307
4.000% due 05/12/28  400,000 398,520
Broadcom Corp./Broadcom Cayman Finance
Ltd.
3.500% due 01/15/28  500,000 493,502
Broadcom, Inc.
4.800% due 04/15/28  250,000 251,497
Concentrix Corp.
6.500% due 03/01/29 † 250,000 241,061
6.600% due 08/02/28 † 250,000 249,404
Dell International LLC/EMC Corp.
4.750% due 04/01/28  110,000 110,350
6.100% due 07/15/27 † 500,000 508,105
Fidelity National Information Services, Inc.
4.450% due 03/10/28  90,000 89,714
4.550% due 03/10/29  365,000 362,246
Fiserv, Inc.
5.450% due 03/02/28  500,000 505,075
Hewlett Packard Enterprise Co.
4.050% due 09/15/27  125,000 124,325
4.150% due 09/15/28  110,000 108,880
4.400% due 09/25/27  75,000 74,874
4.500% due 03/23/28  100,000 99,907

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.600% due 03/23/29  $ 85,000 $ 84,881
HP, Inc.
4.000% due 04/15/29  200,000 196,094
4.750% due 01/15/28  350,000 351,029
Intel Corp.
3.750% due 08/05/27  350,000 347,376
International Business Machines Corp.
4.000% due 02/03/29  100,000 98,837
6.220% due 08/01/27  100,000 101,995
6.500% due 01/15/28  1,000,000 1,030,868
Kyndryl Holdings, Inc.
2.700% due 10/15/28  200,000 187,960
Marvell Technology, Inc.
4.875% due 06/22/28  150,000 150,668
5.750% due 02/15/29  250,000 256,503
Microchip Technology, Inc.
4.900% due 03/15/28 † 350,000 351,874
NVIDIA Corp.
4.250% due 06/15/28 † 400,000 399,278
4.350% due 06/15/29 † 400,000 398,849
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  20,000 19,855
Oracle Corp.
2.300% due 03/25/28 † 1,000,000 957,371
4.550% due 02/04/29  405,000 399,316
4.800% due 08/03/28  250,000 249,519
Roper Technologies, Inc.
1.400% due 09/15/27  200,000 193,072
Salesforce, Inc.
3.700% due 04/11/28 † 500,000 493,670
4.500% due 03/15/28  350,000 349,683
4.650% due 03/15/29  280,000 279,891
Synopsys, Inc.
4.650% due 04/01/28  500,000 500,734
Take-Two Interactive Software, Inc.
4.950% due 03/28/28  350,000 351,629
Texas Instruments, Inc.
2.900% due 11/03/27 † 350,000 344,217
4.600% due 02/08/29  200,000 201,417
TSMC Arizona Corp. (Taiwan)
4.125% due 04/22/29  200,000 198,645
Workday, Inc.
3.700% due 04/01/29  200,000 194,356
15,105,571
Utilities - 6.9%
AES Corp.
5.200% due 07/15/29  20,000 20,118
5.450% due 06/01/28  200,000 202,264
Ameren Corp.
5.000% due 01/15/29  250,000 252,129
American Electric Power Co., Inc.
3.200% due 11/13/27  350,000 343,956
5.750% due 11/01/27  200,000 203,123
American Water Capital Corp.
4.625% due 06/01/29  95,000 95,071
Avangrid, Inc.
3.800% due 06/01/29  250,000 243,501
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  500,000 495,268
5.250% due 03/01/28  50,000 50,670
Constellation Energy Generation LLC
3.900% due 01/08/28  95,000 94,213
a
Principal
Amount Value
4.550% due 06/01/29  $ 120,000 $ 119,532
5.600% due 03/01/28  350,000 355,582
Dominion Energy, Inc.
4.600% due 05/15/28  120,000 120,076
DTE Energy Co.
4.875% due 06/01/28  55,000 55,249
4.950% due 07/01/27  325,000 326,671
Duke Energy Ohio, Inc.
3.650% due 02/01/29  500,000 490,288
Edison International
4.125% due 03/15/28  50,000 49,304
5.000% due 05/05/28  55,000 55,079
Enel Chile SA (Chile)
4.875% due 06/12/28  200,000 200,748
Entergy Arkansas LLC
4.000% due 06/01/28  350,000 347,288
Evergy Kansas Central, Inc.
4.700% due 03/13/28  60,000 60,129
Evergy, Inc.
4.250% due 03/15/29  105,000 103,838
Eversource Energy
3.300% due 01/15/28  500,000 489,906
5.950% due 02/01/29  250,000 257,194
FirstEnergy Corp.
3.900% due 07/15/27  200,000 198,900
FirstEnergy Pennsylvania Electric Co.
4.150% due 03/15/28 ~ 55,000 54,721
Florida Power & Light Co.
5.150% due 06/15/29  500,000 509,460
Georgia Power Co.
4.000% due 10/01/28  70,000 69,313
4.600% due 06/15/29  155,000 155,299
Indiana Michigan Power Co.
3.850% due 05/15/28  50,000 49,413
ITC Holdings Corp.
3.350% due 11/15/27  350,000 344,441
Jersey Central Power & Light Co.
4.150% due 01/15/29  250,000 247,049
Mississippi Power Co.
3.950% due 03/30/28  500,000 496,209
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,604
4.750% due 05/15/29  80,000 79,801
National Rural Utilities Cooperative Finance
Corp.
3.950% due 12/10/27  125,000 124,309
4.050% due 02/09/29  100,000 98,715
4.150% due 08/25/28  155,000 153,765
5.050% due 09/15/28  350,000 353,349
NextEra Energy Capital Holdings, Inc.
3.500% due 04/01/29  200,000 194,279
4.685% due 09/01/27  95,000 95,244
4.900% due 02/28/28  450,000 452,496
NiSource, Inc.
5.250% due 03/30/28  250,000 252,860
Pacific Gas & Electric Co.
2.100% due 08/01/27  450,000 438,258
3.750% due 07/01/28  150,000 147,380
4.650% due 08/01/28  150,000 149,636
5.000% due 06/04/28  205,000 206,165
6.100% due 01/15/29  240,000 247,165
PacifiCorp
3.500% due 06/15/29  400,000 386,386

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
a
Principal
Amount Value
4.650% due 04/15/29  $ 60,000 $ 59,859
Piedmont Natural Gas Co., Inc.
3.500% due 06/01/29  250,000 242,638
Pinnacle West Capital Corp.
4.650% due 06/01/29  85,000 85,030
4.900% due 05/15/28  65,000 65,256
Public Service Co. of Colorado
4.150% due 03/13/29  50,000 49,537
Public Service Co. of New Hampshire
4.400% due 07/01/28  165,000 164,977
Public Service Enterprise Group, Inc.
5.850% due 11/15/27  200,000 203,619
Sempra
3.700% due 04/01/29  200,000 195,236
Southern California Edison Co.
4.200% due 03/01/29 † 400,000 394,020
5.150% due 06/01/29  250,000 252,686
5.300% due 03/01/28  50,000 50,482
6.650% due 04/01/29  100,000 103,740
Southern Co.
4.850% due 06/15/28  200,000 201,258
Southern Co. Gas Capital Corp.
4.050% due 09/15/28  70,000 69,288
WEC Energy Group, Inc.
1.375% due 10/15/27  150,000 144,296
4.750% due 01/15/28  90,000 90,250
Xcel Energy, Inc.
4.750% due 03/21/28  80,000 80,255
13,037,841
Total Corporate Bonds & Notes
    (Cost $186,219,983) 185,414,250
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.7%
    (Cost $186,219,983) 185,414,250
Shares
SECURITIES LENDING COLLATERAL - 6.8%
Mutual Funds - 2.4%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 4,538,548 4,538,548
Principal
Amount
Repurchase Agreements - 4.4%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$5,615,637; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $5,727,954) $ 5,615,068 5,615,068
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$2,605,275; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $2,660,821) $ 2,601,501 $ 2,601,501
8,216,569
Total Securities Lending Collateral
(Cost $12,755,117) 12,755,117
a
TOTAL INVESTMENTS - 105.5%
(Cost $198,975,100) 198,169,367
OTHER ASSETS & LIABILITIES, NET -  (5.5%) (10,381,385)
NET ASSETS - 100.0% $ 187,787,982
Financial 46 .6%
Consumer, Non-Cyclical 12 .5%
Consumer, Cyclical 8 .2%
Technology 8 .1%
Utilities 6 .9%
Securities Lending Collateral 6 .8%
Industrial 6 .0%
Communications 5 .3%
Energy 3 .6%
Others (each less than 3.0%) 1 .5%
105 .5%
Other Assets & Liabilities, Net ( 5 .5% )
100 .0%

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 185,414,250 $ – $ 185,414,250 $ –
Securities Lending Collateral 12,755,117 4,538,548 8,216,569 –
Total $ 198,169,367 $ 4,538,548 $ 193,630,819 $ –

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 25.8%
Basic Materials - 0.5%
Air Products & Chemicals, Inc.
4.800% due 03/03/33  $ 100,000 $ 100,617
4.850% due 02/08/34  100,000 99,643
Albemarle Corp.
5.050% due 06/01/32  31,000 30,878
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  200,000 204,828
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 02/15/36  85,000 84,908
5.000% due 09/30/43  500,000 471,482
CF Industries, Inc.
5.300% due 11/26/35  200,000 199,389
Dow Chemical Co.
3.600% due 11/15/50  250,000 165,887
4.250% due 10/01/34  141,000 128,022
4.800% due 05/15/49  65,000 52,046
5.650% due 03/15/36 † 125,000 124,415
DuPont de Nemours, Inc.
4.725% due 11/15/28 ~ 65,000 64,985
Eastman Chemical Co.
4.650% due 10/15/44  50,000 42,768
4.800% due 09/01/42  100,000 89,307
Ecolab, Inc.
2.125% due 02/01/32  100,000 87,659
2.700% due 12/15/51  100,000 61,009
Freeport-McMoRan, Inc.
4.625% due 08/01/30  100,000 99,398
5.450% due 03/15/43  100,000 96,743
Georgia-Pacific LLC
8.875% due 05/15/31  100,000 117,708
International Paper Co.
4.350% due 08/15/48  54,000 42,699
6.000% due 11/15/41  200,000 201,852
Kinross Gold Corp. (Canada)
6.250% due 07/15/33  100,000 105,522
Linde, Inc.
1.100% due 08/10/30  50,000 43,776
2.000% due 08/10/50  30,000 16,069
LYB International Finance III LLC
2.250% due 10/01/30  25,000 22,346
3.375% due 10/01/40  30,000 21,991
3.625% due 04/01/51  40,000 26,442
3.800% due 10/01/60  30,000 18,951
4.200% due 05/01/50  300,000 218,187
LyondellBasell Industries NV
4.625% due 02/26/55  75,000 57,265
Mosaic Co.
5.450% due 11/15/33  163,000 165,073
NewMarket Corp.
2.700% due 03/18/31  100,000 90,730
Newmont Corp.
2.600% due 07/15/32  100,000 89,565
5.875% due 04/01/35  100,000 105,691
Nucor Corp.
2.979% due 12/15/55  25,000 15,655
5.100% due 06/01/35  250,000 251,428
Nutrien Ltd. (Canada)
2.950% due 05/13/30  50,000 46,938
4.200% due 04/01/29  55,000 54,484
4.850% due 05/29/31  25,000 24,984
5.250% due 01/15/45  139,000 130,718
a
Principal
Amount Value
PPG Industries, Inc.
2.800% due 08/15/29  $ 50,000 $ 47,398
4.375% due 03/15/31  70,000 68,819
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51  50,000 30,997
7.125% due 07/15/28  50,000 52,598
Rio Tinto Finance USA PLC (Australia)
4.750% due 03/22/42  200,000 185,488
4.875% due 03/14/30  245,000 247,374
5.250% due 03/14/35  35,000 35,552
5.750% due 03/14/55  45,000 45,556
RPM International, Inc.
5.250% due 06/01/45  50,000 46,623
Sherwin-Williams Co.
4.000% due 12/15/42  50,000 40,862
4.500% due 08/15/30  70,000 69,465
4.500% due 06/01/47  29,000 24,404
4.550% due 03/01/28  100,000 100,030
Southern Copper Corp. (Mexico)
5.250% due 11/08/42  150,000 141,487
7.500% due 07/27/35  50,000 57,677
Steel Dynamics, Inc.
1.650% due 10/15/27  10,000 9,644
3.250% due 01/15/31  40,000 37,520
3.250% due 10/15/50  20,000 13,514
4.000% due 12/15/28  110,000 108,357
5.250% due 05/15/35  45,000 45,188
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28  40,000 38,011
3.125% due 01/15/32  40,000 35,509
3.750% due 01/15/31  125,000 117,476
Vale Overseas Ltd. (Brazil)
6.875% due 11/21/36  150,000 167,223
Westlake Corp.
4.375% due 11/15/47  100,000 77,636
5,916,466
Communications - 2.4%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41  350,000 257,924
5.250% due 05/26/35  200,000 204,634
Alphabet, Inc.
0.800% due 08/15/27  150,000 144,730
1.900% due 08/15/40  150,000 99,738
2.250% due 08/15/60  150,000 75,071
3.700% due 02/15/29  550,000 541,147
3.875% due 11/15/28  25,000 24,777
4.100% due 11/15/30  145,000 142,898
4.100% due 02/15/31  100,000 98,282
4.500% due 05/15/35  200,000 195,299
4.700% due 11/15/35  120,000 117,614
4.800% due 02/15/36  70,000 68,839
5.350% due 11/15/45  100,000 97,073
5.450% due 11/15/55  135,000 129,502
5.500% due 02/15/46  50,000 49,288
5.650% due 02/15/56  35,000 34,560
Amazon.com, Inc.
1.500% due 06/03/30  85,000 76,046
1.650% due 05/12/28  100,000 95,290
2.100% due 05/12/31  100,000 89,139
2.500% due 06/03/50  40,000 23,151
2.875% due 05/12/41  100,000 74,098
3.100% due 05/12/51  100,000 65,002
3.875% due 08/22/37  195,000 174,547

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.900% due 11/20/28  $ 25,000 $ 24,741
3.950% due 04/13/52  150,000 113,976
4.000% due 03/13/29  135,000 133,577
4.050% due 08/22/47  70,000 55,477
4.100% due 11/20/30  40,000 39,324
4.100% due 04/13/62  100,000 74,096
4.250% due 03/13/31  140,000 137,893
4.250% due 08/22/57  100,000 77,581
4.550% due 12/01/27  100,000 100,441
4.550% due 03/13/33  500,000 492,044
4.650% due 11/20/35  150,000 145,929
4.700% due 12/01/32  100,000 100,517
4.875% due 03/13/36  110,000 108,326
5.450% due 11/20/55  150,000 141,927
5.650% due 03/13/46  65,000 64,383
5.800% due 03/13/56  110,000 109,375
5.950% due 03/13/66  30,000 29,850
6.050% due 03/13/76  500,000 498,879
America Movil SAB de CV (Mexico)
5.000% due 01/20/33  250,000 249,530
6.375% due 03/01/35  125,000 135,552
AppLovin Corp.
5.375% due 12/01/31  300,000 304,283
AT&T, Inc.
2.250% due 02/01/32  165,000 143,623
2.750% due 06/01/31  100,000 90,977
3.500% due 06/01/41  200,000 153,987
3.500% due 09/15/53  247,000 160,466
3.550% due 09/15/55  133,000 85,709
3.650% due 09/15/59  221,000 141,354
3.800% due 12/01/57  200,000 133,586
3.850% due 06/01/60  45,000 30,079
4.350% due 03/01/29  150,000 149,042
4.500% due 05/15/35  90,000 84,773
4.550% due 03/09/49  100,000 80,458
4.850% due 03/01/39  70,000 65,037
5.125% due 04/30/36  25,000 24,510
5.250% due 10/30/36  200,000 196,477
5.350% due 09/01/40  161,000 155,785
5.400% due 02/15/34  150,000 152,107
5.550% due 11/01/45  125,000 117,534
5.850% due 04/30/46  265,000 255,483
6.000% due 04/30/56  50,000 48,356
6.050% due 08/15/56  350,000 340,129
6.200% due 10/30/56  65,000 64,298
Bell Telephone Co. of Canada or Bell Canada
(Canada)
4.464% due 04/01/48  65,000 54,182
5.200% due 02/15/34  100,000 99,922
British Telecommunications Ltd. (United
Kingdom)
5.125% due 12/04/28  200,000 201,589
9.625% due 12/15/30  50,000 59,100
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.500% due 06/01/41  60,000 42,033
3.750% due 02/15/28  100,000 98,088
3.900% due 06/01/52  175,000 111,660
4.200% due 03/15/28  200,000 197,439
4.400% due 12/01/61  100,000 64,616
4.800% due 03/01/50  300,000 223,995
5.125% due 07/01/49  100,000 77,233
5.375% due 05/01/47  50,000 40,500
a
Principal
Amount Value
6.384% due 10/23/35  $ 70,000 $ 69,923
6.484% due 10/23/45  165,000 151,361
6.834% due 10/23/55  50,000 46,585
Cisco Systems, Inc.
4.850% due 02/26/29  100,000 101,077
5.050% due 02/26/34  200,000 201,763
5.300% due 02/26/54  450,000 425,271
Comcast Corp.
1.950% due 01/15/31  140,000 123,734
2.450% due 08/15/52  100,000 51,237
2.800% due 01/15/51  55,000 30,678
2.887% due 11/01/51  350,000 198,512
2.987% due 11/01/63  101,000 52,587
3.400% due 07/15/46  55,000 37,132
3.750% due 04/01/40  155,000 123,961
4.000% due 08/15/47  100,000 72,622
4.049% due 11/01/52  97,000 68,051
4.400% due 08/15/35  77,000 71,531
4.600% due 10/15/38  85,000 76,836
4.800% due 05/15/33  200,000 196,947
4.950% due 05/15/32 † 300,000 301,192
4.950% due 10/15/58  80,000 64,091
5.300% due 06/01/34  150,000 150,637
5.300% due 05/15/35  100,000 100,368
5.500% due 05/15/64  200,000 171,189
5.650% due 06/01/54  85,000 76,250
6.050% due 05/15/55  100,000 95,725
Corning, Inc.
4.375% due 11/15/57  100,000 80,319
4.700% due 03/15/37  50,000 47,909
5.350% due 11/15/48  100,000 95,339
Deutsche Telekom International Finance BV
(Germany)
8.250% due 06/15/30  185,000 208,179
eBay, Inc.
2.700% due 03/11/30  100,000 92,851
5.125% due 11/06/35  200,000 197,472
Expedia Group, Inc.
3.800% due 02/15/28  250,000 246,894
Fox Corp.
5.576% due 01/25/49  200,000 185,471
JD.com, Inc. (China)
4.125% due 01/14/50  200,000 165,296
Juniper Networks, Inc.
3.750% due 08/15/29  100,000 96,565
Meta Platforms, Inc.
4.200% due 11/15/30  75,000 73,841
4.550% due 05/15/31  85,000 84,567
4.600% due 05/15/28  200,000 201,074
4.600% due 11/15/32  60,000 59,017
4.750% due 08/15/34  135,000 132,601
4.875% due 05/15/33  110,000 109,038
4.875% due 11/15/35  100,000 97,353
4.950% due 05/15/33  100,000 99,982
5.250% due 05/15/36  80,000 79,466
5.400% due 08/15/54  85,000 75,049
5.500% due 11/15/45  55,000 51,065
5.625% due 11/15/55  350,000 317,370
5.750% due 05/15/63  100,000 90,101
5.750% due 11/15/65  150,000 134,847
6.200% due 05/15/46  150,000 150,188
6.300% due 05/15/56  1,110,000 1,105,653
6.450% due 05/15/66  105,000 103,774

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Motorola Solutions, Inc.
2.750% due 05/24/31  $ 100,000 $ 90,889
4.600% due 02/23/28  100,000 100,264
5.200% due 08/15/32  45,000 45,424
Netflix, Inc.
4.900% due 08/15/34  40,000 39,916
5.875% due 11/15/28  250,000 257,960
Omnicom Group, Inc.
2.600% due 08/01/31  100,000 89,809
5.300% due 11/01/34  100,000 99,281
Orange SA (France)
5.375% due 01/13/42  150,000 145,023
9.000% due 03/01/31  50,000 58,409
Rogers Communications, Inc. (Canada)
3.800% due 03/15/32  65,000 60,634
4.550% due 03/15/52  200,000 158,974
5.000% due 03/15/44  100,000 88,902
T-Mobile USA, Inc.
2.250% due 11/15/31  50,000 43,902
2.400% due 03/15/29  25,000 23,601
2.700% due 03/15/32  55,000 48,898
3.000% due 02/15/41  20,000 14,770
3.300% due 02/15/51  50,000 32,639
3.400% due 10/15/52  150,000 98,406
3.875% due 04/15/30  300,000 290,757
4.500% due 04/15/50  200,000 161,540
4.800% due 07/15/28  200,000 200,849
4.950% due 03/15/28  60,000 60,390
4.950% due 11/15/35  75,000 73,396
5.000% due 02/15/36  200,000 195,717
5.050% due 07/15/33  160,000 159,786
5.150% due 04/15/34  50,000 50,108
5.200% due 01/15/33  130,000 131,578
5.300% due 05/15/35  105,000 105,529
5.650% due 01/15/53  65,000 61,041
5.800% due 09/15/62  95,000 91,276
Telefonica Emisiones SA (Spain)
7.045% due 06/20/36  150,000 165,895
Telefonica Europe BV (Spain)
8.250% due 09/15/30  250,000 280,738
TELUS Corp. (Canada)
3.400% due 05/13/32  50,000 45,531
Time Warner Cable LLC
5.875% due 11/15/40  150,000 134,217
6.550% due 05/01/37  100,000 99,180
6.750% due 06/15/39  50,000 48,967
7.300% due 07/01/38  150,000 154,349
Uber Technologies, Inc.
4.800% due 09/15/34  300,000 294,495
4.800% due 09/15/35  30,000 29,189
VeriSign, Inc.
2.700% due 06/15/31  80,000 71,871
Verizon Communications, Inc.
1.500% due 09/18/30  90,000 79,268
1.750% due 01/20/31  100,000 87,869
2.100% due 03/22/28  60,000 57,598
2.355% due 03/15/32  500,000 437,064
2.550% due 03/21/31  140,000 127,132
2.650% due 11/20/40  450,000 318,185
2.850% due 09/03/41  45,000 32,029
2.875% due 11/20/50  100,000 61,196
2.987% due 10/30/56  383,000 225,711
3.000% due 11/20/60  90,000 51,467
a
Principal
Amount Value
3.400% due 03/22/41  $ 280,000 $ 216,533
3.550% due 03/22/51  55,000 38,229
3.700% due 03/22/61  45,000 30,117
4.000% due 03/22/50  250,000 190,531
4.016% due 12/03/29  250,000 245,397
4.272% due 01/15/36  57,000 52,514
5.000% due 01/15/36  75,000 73,175
5.250% due 04/02/35  120,000 120,010
5.500% due 02/23/54  90,000 84,974
5.750% due 11/30/45  55,000 53,492
5.875% due 11/30/55  40,000 38,834
Vodafone Group PLC (United Kingdom)
5.350% due 06/18/36  150,000 148,812
5.750% due 06/28/54  300,000 283,398
6.150% due 02/27/37  150,000 158,628
7.875% due 02/15/30  5,000 5,517
Walt Disney Co.
2.000% due 09/01/29  35,000 32,525
2.650% due 01/13/31  310,000 286,373
2.750% due 09/01/49  45,000 27,989
3.600% due 01/13/51  200,000 146,223
4.700% due 03/23/50  250,000 219,290
5.400% due 10/01/43  100,000 98,274
6.400% due 12/15/35  39,000 43,005
6.650% due 11/15/37  150,000 168,159
Weibo Corp. (China)
3.375% due 07/08/30  200,000 187,742
26,232,378
Consumer, Cyclical - 1.3%
American Airlines Pass-Through Trust Class AA
3.200% due 12/15/29  84,300 81,850
American Honda Finance Corp.
2.000% due 03/24/28  45,000 43,073
2.250% due 01/12/29  150,000 141,430
4.550% due 03/03/28  500,000 499,552
4.900% due 03/13/29  100,000 100,611
Aptiv Swiss Holdings Ltd.
3.100% due 12/01/51  200,000 123,909
AutoNation, Inc.
4.450% due 01/15/29  150,000 148,598
AutoZone, Inc.
1.650% due 01/15/31  85,000 74,176
4.750% due 02/01/33  65,000 64,028
5.125% due 06/15/30  65,000 65,866
Best Buy Co., Inc.
4.450% due 10/01/28  50,000 49,894
BorgWarner, Inc.
2.650% due 07/01/27  25,000 24,565
Brunswick Corp.
5.850% due 03/18/29  70,000 71,633
Choice Hotels International, Inc.
3.700% due 12/01/29  25,000 24,003
5.850% due 08/01/34  65,000 66,068
Cummins, Inc.
1.500% due 09/01/30  100,000 88,722
2.600% due 09/01/50  100,000 60,974
4.700% due 02/15/31  50,000 50,259
Delta Air Lines Pass-Through Trust Class AA
2.000% due 12/10/29  32,062 30,973
Dollar General Corp.
5.200% due 07/05/28  140,000 141,548
Dollar Tree, Inc.
2.650% due 12/01/31  100,000 89,265

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.200% due 05/15/28  $ 45,000 $ 44,667
Ferguson Enterprises, Inc.
4.350% due 03/15/31  50,000 49,116
Ford Motor Credit Co. LLC
5.303% due 09/06/29  200,000 199,321
5.800% due 03/08/29  250,000 252,247
6.050% due 03/05/31  200,000 203,078
6.054% due 11/05/31  275,000 278,489
6.500% due 02/07/35  200,000 204,911
6.532% due 03/19/32  200,000 206,789
6.798% due 11/07/28  200,000 206,525
General Motors Co.
4.200% due 10/01/27  50,000 49,791
5.400% due 04/01/48  50,000 45,002
5.625% due 04/15/30  200,000 204,988
6.250% due 10/02/43  100,000 100,613
6.750% due 04/01/46  25,000 26,448
General Motors Financial Co., Inc.
2.700% due 06/10/31  100,000 90,023
4.200% due 10/27/28  30,000 29,681
4.300% due 04/06/29  100,000 98,788
4.750% due 04/06/29  50,000 49,983
4.900% due 10/06/29  100,000 100,278
5.050% due 04/04/28  85,000 85,542
5.350% due 01/07/30  350,000 355,674
5.550% due 07/15/29  45,000 45,932
5.600% due 06/18/31  65,000 66,569
5.900% due 01/07/35 † 350,000 359,918
5.950% due 04/04/34  45,000 46,591
Hasbro, Inc.
3.500% due 09/15/27  30,000 29,662
3.900% due 11/19/29  100,000 97,256
Home Depot, Inc.
1.375% due 03/15/31  300,000 259,996
2.375% due 03/15/51  200,000 113,672
2.700% due 04/15/30  300,000 281,663
3.250% due 04/15/32  65,000 60,507
3.500% due 09/15/56  55,000 38,115
3.900% due 12/06/28  40,000 39,678
4.200% due 04/01/43  300,000 256,474
4.500% due 12/06/48  100,000 85,388
4.750% due 06/25/29  70,000 70,710
4.950% due 06/25/34  55,000 55,202
5.300% due 06/25/54  30,000 28,415
5.875% due 12/16/36  75,000 79,885
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  9,601 9,120
Las Vegas Sands Corp.
5.625% due 06/15/28  85,000 86,044
5.650% due 05/18/33  30,000 30,011
Lear Corp.
2.600% due 01/15/32  100,000 88,529
3.550% due 01/15/52  100,000 68,393
Lennar Corp.
5.200% due 07/30/30  200,000 202,250
LKQ Corp.
5.750% due 06/15/28  300,000 304,172
Lowe's Cos., Inc.
1.300% due 04/15/28  20,000 18,911
1.700% due 09/15/28  25,000 23,529
1.700% due 10/15/30  20,000 17,698
2.625% due 04/01/31  100,000 91,118
2.800% due 09/15/41  50,000 35,716
a
Principal
Amount Value
3.000% due 10/15/50  $ 15,000 $ 9,504
3.500% due 04/01/51  50,000 34,848
3.650% due 04/05/29  35,000 34,190
3.750% due 04/01/32  200,000 189,633
4.250% due 04/01/52  50,000 39,184
4.450% due 04/01/62  250,000 194,274
4.500% due 04/15/30  250,000 249,623
4.850% due 10/15/35  190,000 185,393
Marriott International, Inc.
2.750% due 10/15/33  150,000 130,391
3.500% due 10/15/32  40,000 36,828
5.250% due 10/15/35  100,000 100,031
5.500% due 04/15/37  200,000 202,008
Mattel, Inc.
5.000% due 11/17/30  50,000 49,846
McDonald's Corp.
3.600% due 07/01/30  100,000 96,883
3.700% due 02/15/42  200,000 162,077
3.800% due 04/01/28  25,000 24,754
4.200% due 04/01/50  150,000 120,222
4.450% due 09/01/48  10,000 8,380
4.600% due 05/15/30  200,000 200,835
4.875% due 07/15/40  10,000 9,477
4.950% due 03/03/35  200,000 199,301
Mercedes-Benz Finance North America LLC
(Germany)
8.500% due 01/18/31  50,000 57,291
NIKE, Inc.
3.375% due 11/01/46  200,000 145,784
3.625% due 05/01/43  25,000 19,681
O'Reilly Automotive, Inc.
4.350% due 06/01/28  100,000 99,653
4.700% due 06/15/32  50,000 49,816
PACCAR Financial Corp.
4.000% due 08/08/28  90,000 89,410
4.000% due 09/26/29  100,000 99,047
Polaris, Inc.
5.600% due 03/01/31  65,000 65,061
Ross Stores, Inc.
1.875% due 04/15/31  100,000 88,212
Royal Caribbean Cruises Ltd.
5.250% due 02/27/38  75,000 72,674
Starbucks Corp.
3.500% due 03/01/28  100,000 98,526
3.550% due 08/15/29  100,000 97,297
3.750% due 12/01/47  35,000 26,299
4.300% due 06/15/45  35,000 29,086
4.450% due 08/15/49  100,000 82,591
4.800% due 02/15/33  70,000 69,648
5.000% due 02/15/34  56,000 56,192
Tapestry, Inc.
4.125% due 07/15/27  23,000 22,901
Target Corp.
3.375% due 04/15/29  100,000 97,479
4.800% due 01/15/53  35,000 31,260
5.250% due 02/15/36  250,000 254,562
Toyota Motor Corp. (Japan)
5.118% due 07/13/28  250,000 253,397
Toyota Motor Credit Corp.
1.150% due 08/13/27  120,000 116,034
1.900% due 04/06/28  100,000 95,967
2.150% due 02/13/30  100,000 91,926
4.550% due 08/09/29  45,000 44,992

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.600% due 03/11/33  $ 45,000 $ 44,148
4.700% due 01/12/33  300,000 298,879
4.800% due 01/11/36  150,000 147,086
United Airlines Pass-Through Trust Class A
5.875% due 04/15/29  28,004 28,349
United Airlines Pass-Through Trust Class AA
2.875% due 04/07/30  87,121 83,945
3.100% due 01/07/30  27,575 27,018
Walmart, Inc.
1.800% due 09/22/31  300,000 265,063
2.500% due 09/22/41  250,000 179,508
2.650% due 09/22/51  200,000 123,979
3.250% due 07/08/29  80,000 78,007
4.500% due 04/15/53  200,000 173,915
4.750% due 04/30/36  200,000 198,415
WW Grainger, Inc.
3.750% due 05/15/46  50,000 39,397
4.450% due 09/15/34  145,000 140,890
4.600% due 06/15/45  20,000 17,881
14,293,023
Consumer, Non-Cyclical - 4.2%
Abbott Laboratories
3.700% due 03/09/29  80,000 78,479
4.000% due 03/15/31  150,000 146,216
4.300% due 03/15/33  100,000 97,024
4.650% due 03/15/36  105,000 101,995
4.750% due 11/30/36  100,000 97,646
4.750% due 03/15/38  100,000 96,370
4.900% due 11/30/46  100,000 92,011
5.500% due 03/15/56  130,000 127,408
5.600% due 03/15/66  100,000 98,066
6.150% due 11/30/37  25,000 27,230
AbbVie, Inc.
3.200% due 11/21/29  175,000 167,604
3.775% due 03/03/28  600,000 594,155
4.050% due 11/21/39  70,000 61,715
4.125% due 03/15/31  70,000 68,533
4.250% due 11/21/49 † 750,000 612,674
4.300% due 05/14/36  50,000 47,228
4.400% due 11/06/42  125,000 109,961
4.500% due 05/14/35  160,000 154,233
4.625% due 10/01/42  100,000 90,857
4.700% due 05/14/45  50,000 44,843
4.750% due 03/15/36  50,000 48,936
4.950% due 03/15/31  40,000 40,579
5.050% due 03/15/34  100,000 101,110
5.350% due 03/15/44  15,000 14,663
5.400% due 03/15/54  65,000 62,506
5.500% due 03/15/64  35,000 33,688
5.550% due 03/15/56  25,000 24,613
Adventist Health System
3.630% due 03/01/49  15,000 10,116
Advocate Health & Hospitals Corp.
3.387% due 10/15/49  50,000 35,946
Agilent Technologies, Inc.
2.300% due 03/12/31  100,000 89,857
4.750% due 09/09/34  100,000 98,463
Altria Group, Inc.
3.400% due 05/06/30  50,000 47,715
3.400% due 02/04/41  100,000 76,539
4.450% due 05/06/50  75,000 59,256
4.500% due 05/02/43  100,000 84,150
4.800% due 02/14/29 † 300,000 301,182
a
Principal
Amount Value
5.800% due 02/14/39  $ 65,000 $ 65,979
5.950% due 02/14/49  75,000 73,726
Amgen, Inc.
2.450% due 02/21/30  50,000 46,382
2.770% due 09/01/53  311,000 183,961
3.200% due 11/02/27  50,000 49,250
3.350% due 02/22/32  145,000 134,598
3.375% due 02/21/50  250,000 176,833
4.200% due 03/01/33  200,000 192,232
4.400% due 05/01/45  100,000 84,785
5.150% due 11/15/41  174,000 165,596
5.250% due 03/02/30  100,000 101,908
5.250% due 03/02/33  300,000 305,374
5.600% due 03/02/43  45,000 44,753
5.650% due 03/02/53  230,000 224,011
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
4.900% due 02/01/46  450,000 410,208
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
3.500% due 06/01/30  350,000 337,815
4.375% due 04/15/38  35,000 32,765
4.439% due 10/06/48  200,000 169,578
4.750% due 01/23/29  55,000 55,301
4.900% due 01/23/31  65,000 65,865
5.450% due 01/23/39  65,000 66,133
5.550% due 01/23/49  100,000 98,301
5.800% due 01/23/59  145,000 147,766
Archer-Daniels-Midland Co.
2.700% due 09/15/51  250,000 151,697
2.900% due 03/01/32  45,000 40,980
Ascension Health
3.945% due 11/15/46  70,000 56,331
Astrazeneca Finance LLC (United Kingdom)
2.250% due 05/28/31  20,000 17,968
4.300% due 03/02/33  100,000 97,430
4.875% due 03/03/28  150,000 151,293
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30  300,000 264,920
3.000% due 05/28/51  15,000 10,077
4.000% due 09/18/42  25,000 21,219
4.375% due 11/16/45  25,000 21,836
6.450% due 09/15/37  100,000 111,096
Automatic Data Processing, Inc.
1.250% due 09/01/30  40,000 35,196
1.700% due 05/15/28  40,000 38,179
4.750% due 05/08/32  90,000 90,213
Avery Dennison Corp.
2.650% due 04/30/30  30,000 27,766
5.750% due 03/15/33  100,000 104,586
Banner Health
1.897% due 01/01/31  40,000 35,651
2.913% due 01/01/51  50,000 30,696
BAT Capital Corp. (United Kingdom)
2.726% due 03/25/31  250,000 228,491
3.462% due 09/06/29  50,000 48,250
3.557% due 08/15/27  100,000 99,045
4.390% due 08/15/37  70,000 64,051
4.758% due 09/06/49  50,000 42,093
5.625% due 08/15/35  100,000 103,094
Baxalta, Inc.
5.250% due 06/23/45  9,000 8,461

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Baxter International, Inc.
2.539% due 02/01/32  $ 100,000 $ 86,106
3.950% due 04/01/30  150,000 145,060
Baylor Scott & White Holdings
2.839% due 11/15/50  200,000 127,381
Becton Dickinson & Co.
2.823% due 05/20/30  70,000 65,368
Biogen, Inc.
2.250% due 05/01/30  55,000 50,219
3.150% due 05/01/50  190,000 124,086
Boston Scientific Corp.
4.550% due 03/01/39  50,000 46,840
4.700% due 03/01/49  70,000 62,483
Bristol-Myers Squibb Co.
1.125% due 11/13/27  50,000 48,013
2.350% due 11/13/40  20,000 14,035
2.550% due 11/13/50  30,000 17,697
2.950% due 03/15/32  50,000 45,697
3.250% due 08/01/42  100,000 76,155
3.400% due 07/26/29  118,000 114,652
3.700% due 03/15/52  70,000 51,343
4.125% due 06/15/39  35,000 31,222
4.250% due 10/26/49  165,000 134,188
4.350% due 11/15/47  50,000 41,670
4.900% due 02/22/29 † 415,000 420,686
5.200% due 02/22/34  95,000 96,911
5.500% due 02/22/44  20,000 19,935
5.550% due 02/22/54  70,000 68,408
Brown-Forman Corp.
4.500% due 07/15/45  40,000 34,407
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  100,000 91,295
3.750% due 09/25/27  30,000 29,750
4.550% due 08/04/30  100,000 99,319
5.150% due 03/19/36  50,000 49,683
California Institute of Technology
3.650% due 09/01/19  20,000 12,818
Campbell's Co.
4.150% due 03/15/28  100,000 99,107
4.750% due 03/23/35  165,000 154,076
4.800% due 03/15/48  20,000 16,449
Cardinal Health, Inc.
4.368% due 06/15/47  50,000 41,384
4.900% due 09/15/45  50,000 44,750
5.350% due 11/15/34  150,000 151,824
Cencora, Inc.
3.450% due 12/15/27  50,000 49,266
4.900% due 02/13/36  100,000 97,520
5.125% due 02/15/34  145,000 145,660
Children's Hospital of Philadelphia
2.704% due 07/01/50  250,000 156,278
Church & Dwight Co., Inc.
2.300% due 12/15/31  40,000 35,401
5.000% due 06/15/52  100,000 90,825
Cigna Group
2.375% due 03/15/31  60,000 54,030
2.400% due 03/15/30  120,000 110,918
3.050% due 10/15/27  30,000 29,487
3.200% due 03/15/40  85,000 66,409
3.400% due 03/15/50  65,000 45,013
3.400% due 03/15/51  40,000 27,588
3.875% due 10/15/47  50,000 38,443
4.375% due 10/15/28  80,000 79,681
a
Principal
Amount Value
4.800% due 08/15/38  $ 60,000 $ 56,894
4.900% due 12/15/48  305,000 268,710
5.250% due 01/15/36  150,000 150,439
6.000% due 01/15/56  65,000 66,258
Clorox Co.
5.250% due 05/15/36  150,000 149,503
Coca-Cola Co.
1.500% due 03/05/28  60,000 57,441
2.000% due 03/05/31  65,000 58,378
2.125% due 09/06/29  100,000 93,646
2.250% due 01/05/32  100,000 89,460
2.875% due 05/05/41  100,000 76,365
3.000% due 03/05/51  415,000 275,083
4.650% due 08/14/34  140,000 140,128
Colgate-Palmolive Co.
3.100% due 08/15/27  50,000 49,464
3.700% due 08/01/47  100,000 77,625
CommonSpirit Health
4.350% due 11/01/42  150,000 130,398
5.662% due 09/01/55  80,000 77,814
6.073% due 11/01/27  80,000 81,308
Conagra Brands, Inc.
4.850% due 11/01/28  45,000 45,080
5.300% due 11/01/38  50,000 47,405
5.400% due 11/01/48  40,000 35,251
Constellation Brands, Inc.
2.250% due 08/01/31  160,000 141,265
4.650% due 11/15/28  30,000 30,002
4.800% due 01/15/29  50,000 50,162
5.250% due 11/15/48  30,000 27,594
Cornell University
4.733% due 06/15/35  60,000 59,093
CVS Health Corp.
1.750% due 08/21/30  200,000 177,488
3.250% due 08/15/29  65,000 62,255
3.750% due 04/01/30  100,000 96,713
4.125% due 04/01/40  300,000 256,797
4.300% due 03/25/28  72,000 71,638
4.780% due 03/25/38  95,000 89,107
5.125% due 07/20/45  105,000 95,153
5.300% due 06/01/33  80,000 81,174
5.300% due 12/05/43  200,000 186,648
5.450% due 09/15/35  50,000 50,668
5.550% due 06/01/31  300,000 309,043
5.875% due 06/01/53  200,000 195,907
6.200% due 09/15/55  60,000 61,433
Danaher Corp.
2.600% due 10/01/50  125,000 75,728
2.800% due 12/10/51  100,000 62,701
4.375% due 09/15/45  30,000 25,867
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30  350,000 318,014
3.875% due 04/29/43  100,000 80,703
Dignity Health
5.267% due 11/01/64  100,000 90,709
Elevance Health, Inc.
2.550% due 03/15/31  100,000 90,733
3.600% due 03/15/51  30,000 21,268
3.650% due 12/01/27  30,000 29,659
4.375% due 12/01/47  30,000 24,653
4.625% due 05/15/42  100,000 88,974
4.650% due 01/15/43  50,000 44,467
4.750% due 02/15/33  100,000 98,599

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.125% due 02/15/53  $ 100,000 $ 89,501
5.200% due 02/15/35  345,000 345,858
5.500% due 10/15/32  200,000 205,387
Eli Lilly & Co.
2.250% due 05/15/50  200,000 114,524
3.375% due 03/15/29  27,000 26,349
4.150% due 08/14/27  70,000 69,936
4.600% due 08/14/34  70,000 69,237
4.700% due 02/27/33  125,000 125,423
4.850% due 05/20/36  250,000 247,618
4.900% due 10/15/35  140,000 139,762
4.950% due 02/27/63  250,000 223,048
5.050% due 08/14/54  50,000 46,608
5.700% due 05/20/66  500,000 503,121
Equifax, Inc.
2.350% due 09/15/31  150,000 131,981
Estee Lauder Cos., Inc.
1.950% due 03/15/31  45,000 39,896
2.375% due 12/01/29  10,000 9,286
3.125% due 12/01/49  15,000 9,930
4.150% due 03/15/47  30,000 24,022
Flowers Foods, Inc.
2.400% due 03/15/31  45,000 39,057
GE HealthCare Technologies, Inc.
4.800% due 08/14/29  95,000 95,519
4.950% due 12/15/35  15,000 14,646
5.857% due 03/15/30  200,000 207,312
General Mills, Inc.
2.250% due 10/14/31  50,000 44,105
3.000% due 02/01/51  60,000 38,118
4.200% due 04/17/28  50,000 49,699
4.950% due 03/29/33  70,000 69,518
5.250% due 01/30/35 † 100,000 100,304
George Washington University
4.300% due 09/15/44  50,000 42,665
Georgetown University
2.943% due 04/01/50  25,000 16,119
Gilead Sciences, Inc.
1.200% due 10/01/27  45,000 43,333
1.650% due 10/01/30  40,000 35,493
2.600% due 10/01/40  200,000 145,373
2.800% due 10/01/50  100,000 63,158
4.150% due 03/01/47  75,000 61,453
4.600% due 09/01/35  45,000 43,737
4.750% due 03/01/46  50,000 44,799
5.100% due 06/15/35  50,000 50,435
5.250% due 10/15/33  155,000 159,515
GlaxoSmithKline Capital PLC (United Kingdom)
3.375% due 06/01/29  250,000 243,481
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/38  100,000 110,140
Global Payments, Inc.
2.900% due 05/15/30  300,000 275,463
5.400% due 03/15/33  60,000 58,845
5.550% due 11/15/35  250,000 242,470
Hackensack Meridian Health, Inc.
4.500% due 07/01/57  100,000 83,538
Haleon U.S. Capital LLC
3.625% due 03/24/32  250,000 234,240
HCA, Inc.
3.625% due 03/15/32 † 450,000 419,049
4.125% due 06/15/29  35,000 34,468
4.625% due 03/15/52  25,000 20,371
a
Principal
Amount Value
5.125% due 06/15/39  $ 50,000 $ 47,686
5.200% due 06/01/28  165,000 166,670
5.250% due 06/15/49  100,000 89,910
5.300% due 05/15/36  200,000 198,757
5.500% due 06/15/47  75,000 69,922
5.900% due 06/01/53  200,000 195,121
6.000% due 04/01/54  100,000 98,852
Hershey Co.
4.250% due 05/04/28  140,000 139,708
Hormel Foods Corp.
1.700% due 06/03/28  35,000 33,267
3.050% due 06/03/51  25,000 16,396
Humana, Inc.
3.700% due 03/23/29  85,000 82,844
4.625% due 12/01/42  100,000 84,924
5.375% due 04/15/31  110,000 111,522
5.750% due 12/01/28  200,000 204,379
Illumina, Inc.
4.750% due 12/12/30  100,000 99,418
J.M. Smucker Co.
2.375% due 03/15/30  65,000 60,000
6.200% due 11/15/33  100,000 106,680
JBS NV/JBS USA Foods Group Holdings, Inc./
JBS USA Food Co. Holdings
5.625% due 03/10/37 ~ 100,000 99,645
5.750% due 04/01/33  164,000 168,476
5.950% due 04/20/35  100,000 103,216
6.250% due 03/01/56  200,000 196,159
Johns Hopkins Health System Corp.
3.837% due 05/15/46  50,000 38,884
Johns Hopkins University
4.705% due 07/01/32  30,000 30,025
Johnson & Johnson
1.300% due 09/01/30  70,000 62,054
2.100% due 09/01/40  65,000 45,523
2.250% due 09/01/50  100,000 58,085
3.400% due 01/15/38  50,000 43,338
3.500% due 01/15/48  65,000 49,246
3.550% due 03/01/36  25,000 22,691
3.625% due 03/03/37  132,000 118,242
3.700% due 03/01/46  25,000 19,982
3.750% due 03/03/47  50,000 39,812
4.850% due 05/15/41  50,000 48,839
4.950% due 06/01/34  105,000 107,831
5.950% due 08/15/37  100,000 109,717
Kaiser Foundation Hospitals
2.810% due 06/01/41  65,000 47,959
3.002% due 06/01/51  70,000 45,512
4.150% due 05/01/47  20,000 16,498
Kellanova
3.400% due 11/15/27  100,000 98,841
4.300% due 05/15/28  100,000 99,835
Kenvue, Inc.
5.050% due 03/22/53  200,000 182,708
Keurig Dr. Pepper, Inc.
4.420% due 12/15/46  250,000 201,354
5.150% due 05/15/35  100,000 98,864
5.300% due 03/15/34  100,000 100,286
Kimberly-Clark Corp.
1.050% due 09/15/27  25,000 24,117
2.000% due 11/02/31  100,000 88,181
3.950% due 11/01/28  10,000 9,909
6.625% due 08/01/37  100,000 113,619

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Kraft Heinz Foods Co.
5.200% due 03/15/32  $ 125,000 $ 126,682
5.400% due 03/15/35  200,000 201,392
Kroger Co.
3.950% due 01/15/50  100,000 75,428
4.650% due 01/15/48  100,000 85,112
5.000% due 09/15/34  45,000 44,423
5.150% due 08/01/43  25,000 23,251
5.500% due 09/15/54  285,000 267,507
5.650% due 09/15/64  35,000 32,834
Laboratory Corp. of America Holdings
2.700% due 06/01/31  100,000 90,848
3.600% due 09/01/27  100,000 99,009
4.700% due 02/01/45  50,000 44,790
Leland Stanford Junior University
3.647% due 05/01/48  125,000 97,616
Maple Parent Holdings Corp.
5.050% due 03/26/31 ~ 40,000 39,978
Mass General Brigham, Inc.
3.342% due 07/01/60  30,000 19,529
Massachusetts Institute of Technology
3.067% due 04/01/52  100,000 67,437
5.600% due 07/01/11  100,000 99,507
Mayo Clinic
3.196% due 11/15/61  100,000 63,757
McCormick & Co., Inc.
3.400% due 08/15/27  50,000 49,442
4.700% due 10/15/34  65,000 62,955
Mead Johnson Nutrition Co. (United Kingdom)
4.600% due 06/01/44  200,000 176,899
Medtronic Global Holdings SCA
4.500% due 03/30/33  200,000 196,312
Medtronic, Inc.
4.625% due 03/15/45  65,000 58,300
Memorial Sloan-Kettering Cancer Center
2.955% due 01/01/50  55,000 36,418
Merck & Co., Inc.
2.150% due 12/10/31  50,000 44,138
3.600% due 09/15/42  300,000 240,230
4.050% due 05/17/28  250,000 249,396
4.150% due 05/18/43  100,000 85,270
4.500% due 05/17/33  120,000 118,668
4.750% due 12/04/35  120,000 117,639
5.000% due 05/17/53  100,000 91,469
5.200% due 05/22/36  65,000 65,831
5.550% due 12/04/55  100,000 98,278
5.750% due 05/22/46  40,000 40,724
5.850% due 05/22/56  40,000 40,997
Molson Coors Beverage Co.
4.200% due 07/15/46  40,000 31,978
5.000% due 05/01/42  100,000 91,092
Mondelez International, Inc.
1.500% due 02/04/31  40,000 34,849
2.625% due 09/04/50  25,000 15,157
4.500% due 05/06/30  150,000 149,216
Moody's Corp.
2.000% due 08/19/31  100,000 87,990
2.750% due 08/19/41  100,000 71,439
4.875% due 12/17/48  50,000 44,198
New York & Presbyterian Hospital
3.954% due 08/01/19  35,000 24,221
Northwell Healthcare, Inc.
3.809% due 11/01/49  100,000 71,438
a
Principal
Amount Value
Northwestern University
3.662% due 12/01/57  $ 25,000 $ 18,363
4.940% due 12/01/35  20,000 20,043
Novartis Capital Corp.
4.000% due 11/20/45  100,000 82,734
4.100% due 11/05/30  150,000 147,406
4.200% due 09/18/34  125,000 120,341
4.400% due 03/18/31  65,000 64,539
4.600% due 11/05/35  150,000 146,618
4.700% due 09/18/54  95,000 83,731
4.900% due 03/18/36  50,000 49,710
5.200% due 11/05/45  50,000 48,268
5.300% due 11/05/55  100,000 96,458
5.600% due 03/18/46  35,000 35,359
5.700% due 03/18/56  60,000 61,184
NYU Langone Hospitals
4.368% due 07/01/47  25,000 21,618
OhioHealth Corp.
2.297% due 11/15/31  100,000 88,809
PayPal Holdings, Inc.
2.300% due 06/01/30  55,000 50,308
3.250% due 06/01/50  65,000 42,100
4.400% due 06/01/32  100,000 97,344
4.950% due 06/01/31  100,000 100,034
5.050% due 06/01/52  100,000 85,801
PepsiCo, Inc.
1.625% due 05/01/30  60,000 54,062
1.950% due 10/21/31  75,000 65,958
2.750% due 03/19/30  500,000 471,215
3.450% due 10/06/46  60,000 44,932
4.200% due 07/18/52  55,000 44,897
4.450% due 02/07/28  300,000 300,857
5.000% due 02/07/35  100,000 100,516
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28  250,000 250,265
4.750% due 05/19/33  265,000 262,534
5.110% due 05/19/43  300,000 284,419
5.300% due 05/19/53  180,000 169,691
5.340% due 05/19/63  200,000 184,136
Pfizer, Inc.
1.750% due 08/18/31  100,000 87,347
2.550% due 05/28/40  25,000 18,158
2.700% due 05/28/50  25,000 15,510
3.600% due 09/15/28  100,000 98,593
3.900% due 03/15/39  25,000 21,756
4.100% due 09/15/38  50,000 45,322
4.200% due 09/15/48  35,000 28,597
4.875% due 11/15/35  100,000 98,894
5.600% due 11/15/55  100,000 99,348
Philip Morris International, Inc.
1.750% due 11/01/30  100,000 88,684
4.250% due 11/10/44  30,000 25,229
4.375% due 04/30/30  250,000 247,550
4.500% due 03/20/42  200,000 176,202
4.625% due 10/29/35  155,000 149,294
4.875% due 02/15/28  100,000 100,624
4.900% due 11/01/34  100,000 99,425
5.125% due 02/15/30  100,000 101,533
5.375% due 02/15/33  100,000 102,684
6.375% due 05/16/38  100,000 109,420
Pilgrim's Pride Corp.
6.250% due 07/01/33  94,000 98,259

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
President & Fellows of Harvard College
4.875% due 10/15/40  $ 100,000 $ 97,880
Procter & Gamble Co.
1.200% due 10/29/30  50,000 43,807
3.950% due 01/26/28  100,000 99,630
4.050% due 05/01/30  200,000 198,512
4.600% due 05/01/35  200,000 199,099
Providence St. Joseph Health Obligated Group
2.700% due 10/01/51  75,000 44,154
3.930% due 10/01/48  35,000 26,889
5.369% due 10/01/32  90,000 91,758
Quanta Services, Inc.
2.350% due 01/15/32  25,000 21,975
3.050% due 10/01/41  30,000 22,337
Quest Diagnostics, Inc.
2.800% due 06/30/31  70,000 63,988
2.950% due 06/30/30  55,000 51,543
5.000% due 06/30/36  70,000 68,879
RELX Capital, Inc. (United Kingdom)
4.000% due 03/18/29  100,000 98,382
Revvity, Inc.
2.550% due 03/15/31  85,000 76,614
3.300% due 09/15/29  30,000 28,662
Reynolds American, Inc. (United Kingdom)
6.150% due 09/15/43  300,000 305,425
Royalty Pharma PLC
2.150% due 09/02/31  55,000 48,312
3.350% due 09/02/51  60,000 40,331
5.400% due 09/02/34  150,000 151,508
S&P Global, Inc.
2.950% due 03/01/29  200,000 192,068
Sanofi SA
3.800% due 11/03/28  120,000 118,490
Smith & Nephew PLC (United Kingdom)
2.032% due 10/14/30  250,000 222,180
Stanford Health Care
3.027% due 08/15/51  30,000 19,602
Stryker Corp.
4.100% due 04/01/43  100,000 83,936
4.250% due 09/11/29  250,000 247,896
5.200% due 02/10/35  45,000 45,502
Sutter Health
2.294% due 08/15/30  55,000 50,079
3.361% due 08/15/50  55,000 38,779
5.547% due 08/15/53  100,000 98,562
Sysco Corp.
2.450% due 12/14/31  105,000 93,335
3.150% due 12/14/51  125,000 79,737
3.250% due 07/15/27  50,000 49,457
4.450% due 03/15/48  50,000 40,767
4.500% due 04/01/46  25,000 20,904
4.850% due 10/01/45  15,000 13,103
5.400% due 03/23/35  145,000 145,715
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50  250,000 166,535
5.000% due 11/26/28  100,000 100,739
5.300% due 07/05/34  200,000 202,464
Takeda U.S. Financing, Inc.
5.200% due 07/07/35  100,000 99,818
Thermo Fisher Scientific, Inc.
1.750% due 10/15/28  20,000 18,835
2.000% due 10/15/31  35,000 30,775
2.800% due 10/15/41  320,000 234,024
a
Principal
Amount Value
4.894% due 10/07/37  $ 50,000 $ 49,179
4.902% due 02/12/36  40,000 39,544
5.200% due 01/31/34  75,000 76,423
5.300% due 02/01/44  100,000 97,795
5.546% due 02/12/46  45,000 44,628
Toledo Hospital
5.750% due 11/15/38  50,000 49,682
TR Finance LLC (Canada)
5.650% due 11/23/43  150,000 147,751
5.850% due 04/15/40  25,000 24,849
Triton Container International Ltd./TAL
International Container Corp. (Bermuda)
5.150% due 02/15/33  25,000 24,570
Trustees of Princeton University
5.700% due 03/01/39  50,000 52,636
Tyson Foods, Inc.
4.350% due 03/01/29  20,000 19,842
4.950% due 02/20/36  125,000 121,477
5.100% due 09/28/48  10,000 9,013
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31  140,000 122,123
4.875% due 09/08/28  200,000 202,207
5.900% due 11/15/32  50,000 53,432
UnitedHealth Group, Inc.
2.300% due 05/15/31  50,000 44,777
2.875% due 08/15/29  75,000 71,514
2.900% due 05/15/50  300,000 191,654
3.050% due 05/15/41  50,000 37,745
3.250% due 05/15/51  50,000 33,693
3.500% due 08/15/39  60,000 49,438
3.700% due 08/15/49  65,000 48,006
3.850% due 06/15/28  100,000 99,020
3.875% due 12/15/28  25,000 24,663
3.875% due 08/15/59  100,000 71,568
4.200% due 05/15/32  65,000 63,238
4.250% due 06/15/48  50,000 40,648
4.450% due 12/15/48  25,000 20,879
4.500% due 04/15/33  150,000 146,759
4.750% due 07/15/45  50,000 44,467
4.800% due 01/15/30  150,000 151,187
5.050% due 04/15/53  150,000 134,923
5.150% due 07/15/34  90,000 90,849
5.250% due 02/15/28  70,000 70,954
5.300% due 06/15/35  105,000 106,978
5.350% due 02/15/33  100,000 102,650
5.375% due 04/15/54  145,000 136,608
5.625% due 07/15/54  90,000 88,069
5.875% due 02/15/53  280,000 281,722
6.875% due 02/15/38  250,000 285,254
Universal Health Services, Inc.
4.625% due 10/15/29  105,000 103,734
University of Chicago
2.761% due 04/01/45  10,000 7,871
University of Notre Dame du Lac
3.394% due 02/15/48  50,000 37,197
University of Southern California
2.805% due 10/01/50  50,000 32,129
3.028% due 10/01/39  50,000 41,025
Verisk Analytics, Inc.
5.750% due 04/01/33  115,000 119,353
Viatris, Inc.
3.850% due 06/22/40  400,000 314,700

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Wyeth LLC
5.950% due 04/01/37  $ 50,000 $ 53,110
6.500% due 02/01/34  100,000 109,622
Yale University
2.402% due 04/15/50  150,000 90,254
Zimmer Biomet Holdings, Inc.
2.600% due 11/24/31  100,000 89,675
5.050% due 02/19/30  85,000 86,166
Zoetis, Inc.
5.600% due 11/16/32  135,000 140,248
46,211,929
Energy - 1.7%
Baker Hughes Holdings LLC
5.125% due 09/15/40  50,000 47,958
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor, Inc.
3.337% due 12/15/27 † 400,000 394,021
4.080% due 12/15/47  50,000 39,695
Boardwalk Pipelines LP
5.625% due 08/01/34  150,000 153,106
BP Capital Markets America, Inc.
1.749% due 08/10/30  130,000 116,080
2.772% due 11/10/50  130,000 80,079
3.000% due 02/24/50  150,000 97,229
3.001% due 03/17/52  50,000 31,992
4.234% due 11/06/28  400,000 397,478
4.970% due 10/17/29  150,000 151,845
5.227% due 11/17/34  100,000 101,344
Canadian Natural Resources Ltd. (Canada)
4.950% due 06/01/47  25,000 22,214
6.750% due 02/01/39  90,000 98,772
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32  65,000 58,050
3.750% due 02/15/52  225,000 160,380
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29  60,000 58,034
Cheniere Energy Partners LP
5.550% due 10/30/35  85,000 86,373
5.950% due 06/30/33  125,000 130,563
Cheniere Energy, Inc.
5.200% due 07/30/36 ~ 160,000 157,602
Chevron Corp.
2.236% due 05/11/30  25,000 23,000
Chevron USA, Inc.
3.850% due 01/15/28  50,000 49,702
4.980% due 04/15/35 † 300,000 302,098
ConocoPhillips Co.
4.025% due 03/15/62  200,000 145,852
5.050% due 09/15/33  145,000 146,925
5.650% due 01/15/65  115,000 110,828
6.950% due 04/15/29  100,000 106,232
Devon Energy Corp.
5.000% due 06/15/45  105,000 94,159
5.200% due 09/15/34  200,000 200,271
5.600% due 03/15/34 ~ 100,000 102,540
Diamondback Energy, Inc.
3.500% due 12/01/29  100,000 96,467
6.250% due 03/15/33  300,000 319,090
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  65,000 62,248
Enbridge Energy Partners LP
7.500% due 04/15/38  50,000 58,094
a
Principal
Amount Value
Enbridge, Inc. (Canada)
2.500% due 08/01/33  $ 400,000 $ 341,240
3.400% due 08/01/51  70,000 47,818
3.700% due 07/15/27  100,000 99,342
4.500% due 06/10/44  150,000 128,778
6.000% due 11/15/28  100,000 103,075
Energy Transfer LP
5.250% due 04/15/29  25,000 25,339
5.300% due 04/15/47  100,000 89,822
5.350% due 01/15/36  500,000 498,166
5.600% due 09/01/34  250,000 255,264
5.750% due 02/15/33  350,000 362,527
5.950% due 10/01/43  100,000 98,560
6.125% due 12/15/45  200,000 198,888
6.300% due 01/15/56  40,000 40,160
6.500% due 02/01/42  100,000 105,730
Enterprise Products Operating LLC
3.125% due 07/31/29  100,000 95,900
4.150% due 10/16/28  50,000 49,638
4.200% due 01/31/50  450,000 363,319
4.250% due 02/15/48  25,000 20,550
4.800% due 02/01/49  50,000 44,054
4.950% due 02/15/35  55,000 54,598
5.350% due 01/31/33  100,000 102,650
6.125% due 10/15/39  115,000 123,222
6.875% due 03/01/33  150,000 166,921
EOG Resources, Inc.
5.350% due 01/15/36  145,000 146,618
5.650% due 12/01/54  210,000 205,643
EQT Corp.
5.750% due 02/01/34  250,000 255,710
Equinor ASA (Norway)
2.375% due 05/22/30  125,000 115,326
3.950% due 05/15/43  300,000 248,812
Expand Energy Corp.
5.700% due 01/15/35  105,000 106,219
Exxon Mobil Corp.
2.440% due 08/16/29  50,000 47,221
2.610% due 10/15/30  250,000 231,923
2.995% due 08/16/39  50,000 39,565
4.114% due 03/01/46  65,000 53,779
4.327% due 03/19/50  300,000 250,397
Halliburton Co.
4.850% due 11/15/35  50,000 48,569
7.450% due 09/15/39  25,000 29,228
Hess Corp.
5.600% due 02/15/41  50,000 50,653
5.800% due 04/01/47  50,000 50,570
7.125% due 03/15/33  50,000 56,214
HF Sinclair Corp.
6.250% due 01/15/35  200,000 207,746
Kinder Morgan, Inc.
2.000% due 02/15/31  210,000 185,722
3.250% due 08/01/50  220,000 146,491
4.800% due 02/01/33  100,000 99,047
5.100% due 08/01/29  45,000 45,579
5.300% due 12/01/34  70,000 70,544
5.550% due 06/01/45  350,000 336,470
Marathon Petroleum Corp.
3.800% due 04/01/28  30,000 29,619
4.500% due 04/01/48  25,000 20,217
6.500% due 03/01/41  100,000 107,271

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
MPLX LP
2.650% due 08/15/30  $ 45,000 $ 41,436
4.250% due 12/01/27  250,000 248,906
4.500% due 04/15/38  30,000 27,186
4.700% due 04/15/48  45,000 37,408
4.900% due 04/15/58  15,000 12,433
4.950% due 03/14/52  200,000 168,850
5.400% due 04/01/35  150,000 150,031
5.400% due 09/15/35  165,000 164,623
5.650% due 03/01/53  75,000 70,028
NOV, Inc.
3.950% due 12/01/42  100,000 78,534
Occidental Petroleum Corp.
5.550% due 10/01/34  115,000 117,699
6.600% due 03/15/46  300,000 320,367
6.625% due 09/01/30  214,000 226,511
ONEOK, Inc.
3.100% due 03/15/30  25,000 23,576
4.000% due 07/13/27  130,000 129,342
4.200% due 10/03/47  50,000 38,550
4.250% due 09/24/27  75,000 74,743
4.250% due 09/15/46  70,000 54,788
4.350% due 03/15/29  100,000 99,159
4.550% due 07/15/28  50,000 49,932
4.950% due 07/13/47  50,000 43,077
5.050% due 11/01/34  100,000 97,846
5.200% due 07/15/48  225,000 199,610
5.400% due 10/15/35  200,000 199,757
5.700% due 11/01/54  100,000 92,918
5.850% due 11/01/64  100,000 93,516
Ovintiv, Inc.
6.250% due 07/15/33  115,000 121,019
Phillips 66
3.300% due 03/15/52  100,000 65,707
Phillips 66 Co.
4.900% due 10/01/46  25,000 21,898
4.950% due 12/01/27  250,000 251,633
Plains All American Pipeline LP/PAA Finance
Corp.
4.700% due 01/15/31  110,000 109,095
4.700% due 06/15/44  50,000 43,336
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  205,000 203,083
Schlumberger Investment SA
5.150% due 05/07/36  50,000 49,796
Shell Finance U.S., Inc.
2.750% due 04/06/30  85,000 79,801
3.250% due 04/06/50  100,000 69,230
3.750% due 09/12/46  50,000 38,680
4.000% due 05/10/46  100,000 79,897
4.125% due 11/06/30  70,000 68,755
4.125% due 05/11/35  263,000 247,896
Shell International Finance BV
2.875% due 11/26/41  200,000 146,092
3.625% due 08/21/42  100,000 79,511
South Bow USA Infrastructure Holdings LLC
(Canada)
5.584% due 10/01/34  400,000 398,650
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47  70,000 53,723
6.800% due 05/15/38  109,000 120,044
Targa Resources Corp.
5.200% due 07/01/27  85,000 85,546
a
Principal
Amount Value
6.050% due 05/15/56  $ 45,000 $ 44,541
6.125% due 03/15/33  70,000 73,776
6.150% due 03/01/29  200,000 207,145
6.250% due 07/01/52  200,000 203,404
TotalEnergies Capital International SA (France)
2.829% due 01/10/30  50,000 47,217
3.127% due 05/29/50  450,000 299,533
3.461% due 07/12/49  50,000 35,632
TotalEnergies Capital SA (France)
3.883% due 10/11/28  25,000 24,758
TotalEnergies Capital USA LLC (France)
4.857% due 01/13/36  85,000 83,311
TransCanada PipeLines Ltd. (Canada)
4.100% due 04/15/30  200,000 195,527
4.250% due 05/15/28  250,000 248,496
7.625% due 01/15/39  50,000 58,967
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30  25,000 23,745
4.000% due 03/15/28  50,000 49,502
4.450% due 08/01/42  150,000 131,059
5.750% due 03/15/56  50,000 49,313
Valero Energy Corp.
2.800% due 12/01/31  100,000 90,225
6.625% due 06/15/37  150,000 164,918
Western Midstream Operating LP
4.050% due 02/01/30  200,000 193,809
6.150% due 04/01/33  40,000 41,737
Williams Cos., Inc.
2.600% due 03/15/31 † 350,000 316,841
5.100% due 09/15/45  100,000 91,038
5.300% due 08/15/52  250,000 228,479
5.750% due 06/24/44  35,000 34,625
6.300% due 04/15/40  20,000 21,278
18,954,129
Financial - 9.4%
Aercap Funding DAC (Ireland)
due 07/07/31 # 250,000 248,872
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  150,000 137,150
3.875% due 01/23/28  150,000 148,244
5.100% due 01/19/29  150,000 151,430
5.750% due 06/06/28  150,000 152,949
Affiliated Managers Group, Inc.
5.500% due 02/15/36  155,000 153,403
African Development Bank (Multi-National)
3.500% due 09/18/29  200,000 195,806
3.625% due 03/03/31  100,000 97,479
3.875% due 06/12/28  175,000 174,014
4.500% due 06/12/35  95,000 95,420
Agree LP
5.600% due 06/15/35  20,000 20,481
5.625% due 06/15/34  60,000 61,696
Alexandria Real Estate Equities, Inc.
2.750% due 12/15/29  50,000 46,679
2.950% due 03/15/34  40,000 33,985
3.375% due 08/15/31  60,000 55,285
4.500% due 07/30/29  20,000 19,779
4.750% due 04/15/35  20,000 19,054
5.150% due 04/15/53  150,000 132,550
Ally Financial, Inc.
5.737% due 05/15/29  55,000 55,775
6.184% due 07/26/35  250,000 254,214

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
6.992% due 06/13/29  $ 125,000 $ 129,650
American Express Co.
4.050% due 12/03/42  125,000 105,931
4.351% due 07/20/29  400,000 398,008
4.456% due 02/10/32  135,000 133,043
4.918% due 07/20/33  35,000 34,990
5.043% due 07/26/28  75,000 75,437
5.282% due 07/27/29  250,000 253,335
5.442% due 01/30/36  50,000 51,041
5.850% due 11/05/27  60,000 61,149
6.489% due 10/30/31  65,000 69,362
American Financial Group, Inc.
4.500% due 06/15/47  50,000 41,368
American Homes 4 Rent LP
3.625% due 04/15/32  70,000 65,049
5.250% due 03/15/35  60,000 59,821
American International Group, Inc.
4.375% due 06/30/50  100,000 82,876
5.125% due 03/27/33  165,000 166,243
American Tower Corp.
2.300% due 09/15/31  350,000 308,889
2.900% due 01/15/30  50,000 46,985
3.100% due 06/15/50  50,000 32,611
3.600% due 01/15/28  100,000 98,603
5.250% due 07/15/28  150,000 151,793
5.350% due 03/15/35  60,000 60,415
5.900% due 11/15/33  65,000 67,852
Ameriprise Financial, Inc.
5.150% due 05/15/33  60,000 60,725
5.200% due 04/15/35  150,000 149,473
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31  100,000 87,290
2.900% due 08/23/51  100,000 62,007
Aon North America, Inc.
5.150% due 03/01/29  200,000 202,821
5.450% due 03/01/34  150,000 153,077
5.750% due 03/01/54  150,000 147,277
Apollo Debt Solutions BDC
6.550% due 03/15/32  100,000 100,881
6.900% due 04/13/29  65,000 66,726
Apollo Global Management, Inc.
4.600% due 01/15/31  150,000 148,266
Arch Capital Group Ltd.
5.250% due 06/15/36  50,000 49,930
ARES Capital Corp.
5.100% due 01/15/31  350,000 338,721
ARES Strategic Income Fund
4.850% due 01/15/29  100,000 97,980
5.450% due 09/09/28  60,000 59,422
5.700% due 03/15/28  100,000 99,888
Arthur J Gallagher & Co.
5.150% due 02/15/35  140,000 139,055
5.500% due 03/02/33  265,000 271,296
Asian Development Bank (Multi-National)
1.250% due 06/09/28  50,000 47,323
2.750% due 01/19/28  100,000 97,926
3.125% due 09/26/28  200,000 195,706
3.750% due 04/25/28  345,000 342,520
3.750% due 08/28/30  300,000 294,931
3.875% due 09/28/32  120,000 117,344
4.000% due 01/12/33  85,000 83,536
4.125% due 05/30/30  150,000 149,603
4.250% due 05/28/31  130,000 130,209
a
Principal
Amount Value
4.250% due 01/14/36  $ 230,000 $ 226,810
4.375% due 01/14/28  170,000 170,568
4.375% due 03/06/29  180,000 180,948
4.375% due 03/22/35  195,000 194,682
Asian Infrastructure Investment Bank
(Multi-National)
3.625% due 09/15/28  145,000 143,405
4.000% due 01/18/28  100,000 99,764
4.125% due 01/18/29  205,000 204,789
4.500% due 01/16/30  145,000 146,444
Assurant, Inc.
4.900% due 03/27/28  100,000 100,152
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/31  70,000 64,963
Athene Holding Ltd.
3.450% due 05/15/52  100,000 62,621
3.500% due 01/15/31  20,000 18,747
6.650% due 02/01/33  100,000 105,488
AvalonBay Communities, Inc.
2.050% due 01/15/32  200,000 175,081
2.450% due 01/15/31  105,000 95,745
4.150% due 07/01/47  50,000 40,799
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30  100,000 97,428
Banco Bilbao Vizcaya Argentaria SA (Spain)
6.138% due 09/14/28  200,000 203,687
Banco Santander SA (Spain)
2.749% due 12/03/30  200,000 181,459
5.294% due 08/18/27  200,000 201,530
5.437% due 04/15/36  200,000 200,166
6.033% due 01/17/35  200,000 209,882
6.607% due 11/07/28  200,000 209,021
Bank of America Corp.
1.922% due 10/24/31  100,000 88,751
2.299% due 07/21/32  100,000 88,358
2.482% due 09/21/36  200,000 174,439
2.496% due 02/13/31  100,000 92,428
2.572% due 10/20/32  100,000 89,030
2.592% due 04/29/31 † 500,000 461,458
2.651% due 03/11/32  100,000 90,710
2.676% due 06/19/41  350,000 254,197
2.831% due 10/24/51  25,000 15,693
2.884% due 10/22/30  50,000 47,172
2.972% due 07/21/52  100,000 64,647
3.248% due 10/21/27  150,000 148,210
3.311% due 04/22/42  200,000 155,128
3.419% due 12/20/28  169,000 166,199
3.483% due 03/13/52  100,000 71,256
3.593% due 07/21/28  100,000 99,060
3.946% due 01/23/49  100,000 78,469
3.970% due 03/05/29  100,000 98,947
4.078% due 04/23/40  200,000 175,463
4.183% due 11/25/27  100,000 99,537
4.456% due 02/06/32  250,000 245,658
4.477% due 04/23/30  90,000 89,444
4.623% due 05/09/29  100,000 99,975
4.695% due 04/23/32  150,000 148,770
4.750% due 04/21/45  85,000 75,929
4.979% due 01/24/29  200,000 201,125
5.015% due 07/22/33  250,000 250,439
5.045% due 02/06/37  250,000 246,316
5.202% due 04/25/29  200,000 201,895
5.288% due 04/25/34  200,000 202,722

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.489% due 04/23/37 † $ 150,000 $ 149,463
5.511% due 01/24/36  75,000 76,617
5.819% due 09/15/29  200,000 204,686
5.872% due 09/15/34  200,000 209,112
6.110% due 01/29/37  250,000 263,268
6.204% due 11/10/28  65,000 66,376
7.750% due 05/14/38  200,000 238,954
Bank of Montreal (Canada)
4.350% due 09/22/31  210,000 206,720
4.439% due 01/14/32  385,000 378,604
5.298% due 06/02/37  200,000 200,275
Bank of New York Mellon Corp.
3.000% due 10/30/28  55,000 53,090
4.706% due 02/01/34  130,000 127,915
5.225% due 11/20/35  200,000 202,770
5.802% due 10/25/28 † 500,000 508,777
Bank of Nova Scotia (Canada)
2.450% due 02/02/32  100,000 88,559
4.338% due 09/15/31  100,000 98,051
4.588% due 05/04/37  40,000 38,647
4.813% due 02/02/34  100,000 98,493
4.932% due 02/14/29  200,000 201,016
5.650% due 02/01/34  150,000 155,569
Barclays PLC (United Kingdom)
2.894% due 11/24/32  200,000 179,378
3.330% due 11/24/42  200,000 150,154
4.942% due 09/10/30  200,000 200,393
5.586% due 06/26/37  200,000 199,799
5.690% due 03/12/30  200,000 204,188
5.785% due 02/25/36 † 400,000 407,686
5.860% due 08/11/46  200,000 199,814
6.490% due 09/13/29  200,000 207,042
7.385% due 11/02/28  200,000 206,875
Barings Private Credit Corp.
5.750% due 02/06/29  50,000 48,878
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30  80,000 71,057
2.850% due 10/15/50  90,000 57,260
3.850% due 03/15/52  200,000 151,440
4.300% due 05/15/43  200,000 176,604
5.750% due 01/15/40  25,000 26,830
BGC Group, Inc.
6.600% due 06/10/29  75,000 77,354
BlackRock Funding, Inc.
5.000% due 03/14/34  120,000 121,020
Blackrock, Inc.
1.900% due 01/28/31  15,000 13,387
2.100% due 02/25/32  100,000 87,553
2.400% due 04/30/30  45,000 41,679
3.250% due 04/30/29  60,000 58,277
4.750% due 05/25/33  115,000 115,187
Blackstone Private Credit Fund
5.600% due 11/22/29  100,000 98,694
5.950% due 05/15/31  65,000 64,018
Blackstone Reg Finance Co. LLC
4.950% due 02/15/36  65,000 63,113
Blackstone Secured Lending Fund
5.350% due 04/13/28  200,000 199,428
Blue Owl Capital Corp.
2.875% due 06/11/28  100,000 94,697
Blue Owl Credit Income Corp.
6.600% due 09/15/29  25,000 25,172
7.950% due 06/13/28  100,000 103,451
a
Principal
Amount Value
Boston Properties LP
2.450% due 10/01/33  $ 50,000 $ 41,143
3.250% due 01/30/31  150,000 139,213
5.750% due 01/15/35  225,000 227,244
Brighthouse Financial, Inc.
4.700% due 06/22/47  50,000 34,543
Brixmor Operating Partnership LP
2.500% due 08/16/31  50,000 44,547
4.050% due 07/01/30  10,000 9,728
5.200% due 04/01/32  65,000 65,397
5.500% due 02/15/34  70,000 71,556
Brookfield Asset Management Ltd. (Canada)
6.077% due 09/15/55  110,000 110,550
Brookfield Capital Finance LLC (Canada)
6.087% due 06/14/33  250,000 262,624
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  50,000 34,137
4.700% due 09/20/47  50,000 42,363
4.850% due 03/29/29  100,000 100,174
Brown & Brown, Inc.
4.200% due 03/17/32  35,000 33,294
4.500% due 03/15/29  50,000 49,662
6.250% due 06/23/55 † 300,000 302,824
Camden Property Trust
3.150% due 07/01/29  30,000 28,808
4.100% due 10/15/28  20,000 19,849
4.900% due 01/15/34  100,000 99,650
Canadian Imperial Bank of Commerce
(Canada)
3.600% due 04/07/32  45,000 42,251
4.283% due 01/29/30  90,000 89,024
5.001% due 04/28/28  100,000 100,883
5.260% due 04/08/29  65,000 66,038
Capital One Financial Corp.
2.618% due 11/02/32  100,000 88,677
4.722% due 01/30/32  60,000 59,207
5.197% due 09/11/36  140,000 136,333
5.399% due 01/30/37  60,000 59,233
5.468% due 02/01/29  65,000 65,821
5.700% due 02/01/30 † 500,000 510,453
6.312% due 06/08/29  65,000 66,854
CBRE Services, Inc.
4.900% due 01/15/33  120,000 118,303
5.250% due 06/01/36  65,000 64,124
Charles Schwab Corp.
1.950% due 12/01/31  100,000 87,061
2.300% due 05/13/31  150,000 134,697
4.603% due 07/27/29  250,000 249,748
5.493% due 05/21/37  75,000 76,041
6.136% due 08/24/34  100,000 106,293
Chubb INA Holdings LLC
1.375% due 09/15/30  250,000 219,269
2.850% due 12/15/51  25,000 15,914
3.050% due 12/15/61  10,000 6,091
4.150% due 03/13/43  25,000 21,347
5.000% due 03/15/34  95,000 95,313
5.300% due 05/20/36  25,000 25,267
Citibank NA
4.914% due 05/29/30  250,000 253,129
5.803% due 09/29/28  250,000 257,238
Citigroup, Inc.
2.520% due 11/03/32  70,000 62,055
2.561% due 05/01/32  55,000 49,455

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.666% due 01/29/31  $ 150,000 $ 139,257
2.904% due 11/03/42  41,000 29,805
2.976% due 11/05/30  100,000 94,441
3.057% due 01/25/33  135,000 122,336
3.520% due 10/27/28  100,000 98,659
3.668% due 07/24/28  100,000 99,133
3.878% due 01/24/39  100,000 87,207
4.125% due 07/25/28  100,000 98,974
4.503% due 09/11/31  90,000 88,848
4.542% due 09/19/30  100,000 99,313
4.750% due 05/18/46  50,000 42,742
4.952% due 05/07/31  250,000 250,880
5.174% due 02/13/30  400,000 404,316
5.174% due 09/11/36  85,000 84,557
5.411% due 09/19/39  50,000 49,449
5.449% due 06/11/35  150,000 152,616
5.612% due 03/04/56  250,000 244,827
6.020% due 01/24/36  380,000 391,547
6.125% due 08/25/36  100,000 104,580
6.174% due 05/25/34  115,000 120,044
6.270% due 11/17/33  235,000 250,606
Citizens Financial Group, Inc.
5.299% due 01/29/36  21,000 20,801
5.841% due 01/23/30  125,000 128,137
6.645% due 04/25/35  190,000 205,064
CME Group, Inc.
3.750% due 06/15/28  100,000 99,050
4.150% due 06/15/48  50,000 41,356
CNA Financial Corp.
3.450% due 08/15/27  100,000 98,771
Cooperatieve Rabobank UA (Netherlands)
3.957% due 10/17/28  250,000 247,606
4.800% due 01/09/29  250,000 252,254
COPT Defense Properties LP
2.900% due 12/01/33  65,000 55,578
Corp. Andina de Fomento (Multi-National)
4.125% due 01/07/28  85,000 84,890
5.000% due 01/22/30  80,000 81,443
Council of Europe Development Bank
(Multi-National)
3.625% due 01/26/28  250,000 247,906
4.000% due 05/21/29  50,000 49,781
Cousins Properties LP
4.875% due 03/01/33  65,000 63,303
5.375% due 02/15/32  50,000 50,739
Crown Castle, Inc.
2.100% due 04/01/31  200,000 175,960
2.900% due 04/01/41  250,000 181,942
3.650% due 09/01/27  35,000 34,665
3.800% due 02/15/28  50,000 49,387
4.300% due 02/15/29  60,000 59,343
4.750% due 05/15/47  25,000 21,185
5.000% due 01/11/28  35,000 35,196
CubeSmart LP
2.000% due 02/15/31  15,000 13,252
Deutsche Bank AG (Germany)
3.547% due 09/18/31  200,000 188,843
4.950% due 08/04/31  160,000 159,472
5.297% due 05/09/31  150,000 151,603
5.403% due 09/11/35  155,000 155,108
Digital Realty Trust LP
3.700% due 08/15/27  50,000 49,569
4.450% due 07/15/28  100,000 99,668
a
Principal
Amount Value
DOC Dr. LLC
2.625% due 11/01/31  $ 50,000 $ 44,657
Enstar Group Ltd.
4.950% due 06/01/29  25,000 24,924
EPR Properties
3.600% due 11/15/31  30,000 27,514
4.750% due 11/15/30  100,000 97,900
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/30  200,000 197,738
5.500% due 06/15/34  55,000 55,799
Equinix, Inc.
2.000% due 05/15/28  35,000 33,423
2.500% due 05/15/31  100,000 89,633
3.400% due 02/15/52  10,000 6,827
ERP Operating LP
3.500% due 03/01/28  100,000 98,489
4.500% due 06/01/45  75,000 65,348
Essex Portfolio LP
2.550% due 06/15/31  65,000 58,397
2.650% due 03/15/32  30,000 26,637
4.000% due 03/01/29  25,000 24,595
5.375% due 04/01/35  85,000 86,162
European Bank for Reconstruction &
Development (Multi-National)
4.125% due 01/25/29  130,000 129,822
4.375% due 03/09/28  120,000 120,392
European Investment Bank (Multi-National)
0.625% due 10/21/27  250,000 238,981
1.250% due 02/14/31  300,000 263,287
1.625% due 10/09/29  195,000 179,959
3.625% due 07/15/30  160,000 156,644
3.750% due 05/15/29  132,000 130,405
3.750% due 03/13/31  165,000 161,879
3.750% due 02/14/33  325,000 314,789
3.875% due 03/15/28  400,000 398,161
3.875% due 06/15/28  185,000 184,031
3.875% due 10/15/30  160,000 158,004
4.000% due 02/15/29  135,000 134,446
4.250% due 08/16/32  158,000 157,841
4.250% due 02/08/36  155,000 152,795
4.375% due 10/10/31  175,000 176,220
4.375% due 08/16/33  200,000 200,695
4.500% due 10/16/28  100,000 100,749
4.500% due 03/14/30  295,000 298,094
4.625% due 02/12/35  145,000 147,399
Extra Space Storage LP
3.900% due 04/01/29  220,000 215,637
4.000% due 06/15/29  100,000 98,075
F&G Annuities & Life, Inc.
6.250% due 10/04/34  65,000 63,611
6.500% due 06/04/29  25,000 25,559
Fairfax Financial Holdings Ltd. (Canada)
5.625% due 08/16/32  150,000 153,866
6.100% due 03/15/55  100,000 98,801
Federal Realty OP LP
4.500% due 12/01/44  50,000 43,439
Fidelity National Financial, Inc.
4.500% due 08/15/28  50,000 49,715
Fifth Third Bancorp
5.141% due 01/29/37  25,000 24,550
6.339% due 07/27/29  245,000 253,209
8.250% due 03/01/38  25,000 30,501

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
First American Financial Corp.
5.450% due 09/30/34  $ 100,000 $ 98,803
First Citizens BancShares, Inc.
5.231% due 03/12/31  200,000 199,634
First Horizon Corp.
5.514% due 03/07/31  65,000 65,838
Globe Life, Inc.
4.550% due 09/15/28  50,000 49,936
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  50,000 44,802
4.000% due 01/15/31  50,000 47,251
5.250% due 02/15/33  100,000 98,143
5.750% due 06/01/28  25,000 25,293
5.750% due 11/01/37  100,000 98,597
Goldman Sachs Group, Inc.
2.383% due 07/21/32  70,000 61,886
2.615% due 04/22/32  70,000 62,884
2.908% due 07/21/42  60,000 43,433
3.210% due 04/22/42  60,000 45,353
3.800% due 03/15/30  250,000 241,993
3.814% due 04/23/29  150,000 147,682
4.017% due 10/31/38  100,000 87,793
4.148% due 01/21/29  140,000 138,816
4.223% due 05/01/29  200,000 198,311
4.516% due 01/21/32  110,000 107,946
4.594% due 04/20/30  100,000 99,449
4.750% due 10/21/45  100,000 88,358
4.939% due 10/21/36  155,000 150,569
4.972% due 06/03/32  90,000 89,968
5.016% due 10/23/35  160,000 157,215
5.049% due 07/23/30  140,000 140,844
5.065% due 01/21/37  85,000 83,021
5.094% due 04/20/34  90,000 89,664
5.218% due 04/23/31  570,000 575,781
5.330% due 07/23/35  120,000 120,449
5.387% due 02/02/41  250,000 243,620
5.425% due 06/03/37  70,000 70,267
5.536% due 01/28/36  130,000 132,079
5.541% due 01/21/47  75,000 72,585
5.561% due 11/19/45  300,000 291,717
5.727% due 04/25/30  120,000 123,000
5.734% due 01/28/56  145,000 142,749
6.561% due 10/24/34  200,000 216,442
6.750% due 10/01/37  200,000 218,195
Goldman Sachs Private Credit Corp.
5.875% due 01/31/31  50,000 49,406
Golub Capital Private Credit Fund
5.600% due 04/15/31 ~ 50,000 47,887
HA Sustainable Infrastructure Capital, Inc.
5.950% due 07/15/33 ~ 50,000 50,231
6.750% due 07/15/35  140,000 145,591
Hartford Insurance Group, Inc.
2.900% due 09/15/51  100,000 63,605
Healthcare Realty Holdings LP
2.000% due 03/15/31  25,000 21,846
3.100% due 02/15/30  50,000 47,084
Healthpeak OP LLC
2.875% due 01/15/31  200,000 183,757
3.000% due 01/15/30  100,000 94,324
Highwoods Realty LP
4.125% due 03/15/28  20,000 19,711
4.200% due 04/15/29  50,000 48,937
a
Principal
Amount Value
Host Hotels & Resorts LP
3.375% due 12/15/29  $ 25,000 $ 23,858
3.500% due 09/15/30  100,000 94,606
5.700% due 07/01/34  35,000 35,817
HPS Corporate Lending Fund
5.850% due 06/05/30  200,000 197,252
HSBC Holdings PLC (United Kingdom)
2.357% due 08/18/31  250,000 226,313
2.804% due 05/24/32  200,000 180,805
2.848% due 06/04/31  200,000 185,312
4.762% due 03/29/33  300,000 292,547
5.133% due 11/06/36  200,000 196,916
5.208% due 05/12/34  250,000 249,180
5.240% due 05/13/31  200,000 202,225
5.279% due 03/10/37  200,000 197,749
5.450% due 03/03/36  200,000 201,335
5.546% due 03/04/30  200,000 203,586
5.733% due 05/17/32  200,000 206,300
5.874% due 11/18/35  250,000 256,025
6.254% due 03/09/34  200,000 211,975
6.332% due 03/09/44  200,000 214,190
6.800% due 06/01/38  150,000 164,581
Huntington Bancshares, Inc.
4.623% due 01/28/32  100,000 98,367
5.023% due 05/17/33  70,000 69,721
5.272% due 01/15/31  60,000 60,715
5.709% due 02/02/35  200,000 204,682
ING Groep NV (Netherlands)
4.252% due 03/28/33  200,000 193,217
4.550% due 10/02/28  200,000 200,002
5.420% due 03/23/37  100,000 100,285
Inter-American Development Bank
(Multi-National)
1.125% due 07/20/28  300,000 282,281
1.125% due 01/13/31  150,000 131,104
3.200% due 08/07/42  100,000 80,757
3.625% due 09/17/31  400,000 388,653
4.000% due 01/12/28  100,000 99,755
4.125% due 02/15/29  160,000 159,832
4.250% due 08/11/31  115,000 115,119
4.375% due 07/16/35  415,000 413,365
4.500% due 02/15/30  140,000 141,401
4.500% due 09/13/33  200,000 201,928
Inter-American Investment Corp.
(Multi-National)
4.125% due 02/15/28  150,000 149,751
4.375% due 05/28/31  100,000 100,498
Intercontinental Exchange, Inc.
1.850% due 09/15/32  65,000 55,132
2.650% due 09/15/40  65,000 47,202
3.000% due 09/15/60  65,000 38,271
3.100% due 09/15/27  100,000 98,599
5.200% due 06/15/62  350,000 318,078
5.250% due 06/15/31  55,000 56,408
International Bank for Reconstruction &
Development (Multi-National)
0.750% due 11/24/27  195,000 186,056
0.875% due 05/14/30  350,000 308,765
1.125% due 09/13/28  160,000 149,882
1.375% due 04/20/28  250,000 238,018
1.625% due 11/03/31  190,000 166,391
1.750% due 10/23/29  100,000 92,534
2.500% due 03/29/32  200,000 182,115

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.500% due 07/12/28  $ 260,000 $ 256,716
3.625% due 05/05/28  165,000 163,457
3.625% due 09/21/29  250,000 245,793
3.875% due 10/16/29  165,000 163,430
3.875% due 02/14/30  200,000 197,855
3.875% due 08/28/34  185,000 178,729
4.000% due 07/25/30  180,000 178,716
4.125% due 03/20/30  555,000 553,612
4.375% due 08/27/35  170,000 169,393
4.500% due 05/20/36  480,000 481,761
4.625% due 01/15/32  155,000 157,765
International Finance Corp. (Multi-National)
3.500% due 01/22/29  105,000 103,336
3.875% due 07/02/30  150,000 148,317
4.250% due 07/02/29  200,000 200,400
Invesco Finance PLC
5.375% due 11/30/43  200,000 192,962
Invitation Homes Operating Partnership LP
due 02/01/32 # 95,000 94,417
4.950% due 01/15/33  50,000 49,311
Jackson Financial, Inc.
6.150% due 01/15/37  100,000 99,793
Jefferies Financial Group, Inc.
2.625% due 10/15/31  100,000 87,133
2.750% due 10/15/32  40,000 34,194
5.125% due 04/28/31  120,000 118,490
5.875% due 07/21/28  200,000 203,924
JPMorgan Chase & Co.
1.764% due 11/19/31  100,000 88,100
2.069% due 06/01/29  140,000 133,488
2.525% due 11/19/41  100,000 70,947
2.545% due 11/08/32  375,000 333,582
2.580% due 04/22/32  75,000 67,608
2.739% due 10/15/30  75,000 70,453
2.956% due 05/13/31  65,000 60,703
2.963% due 01/25/33  100,000 90,558
3.109% due 04/22/51  250,000 167,438
3.328% due 04/22/52  70,000 48,488
3.509% due 01/23/29  185,000 181,969
3.702% due 05/06/30  150,000 145,901
3.882% due 07/24/38  150,000 132,642
3.964% due 11/15/48  100,000 78,681
4.032% due 07/24/48  150,000 119,879
4.347% due 01/22/32  75,000 73,488
4.452% due 12/05/29  150,000 149,172
4.505% due 10/22/28  100,000 99,988
4.603% due 10/22/30  190,000 189,185
4.622% due 04/23/32  500,000 494,340
4.810% due 10/22/36  170,000 165,342
4.851% due 07/25/28  500,000 501,505
4.898% due 01/22/37  80,000 77,932
4.946% due 10/22/35  95,000 93,773
4.979% due 07/22/28  45,000 45,203
4.995% due 07/22/30  100,000 100,691
5.012% due 01/23/30  100,000 100,690
5.140% due 01/24/31  550,000 556,274
5.148% due 04/23/37  145,000 144,010
5.193% due 02/05/37  250,000 245,968
5.294% due 07/22/35  40,000 40,432
5.336% due 01/23/35  95,000 96,454
5.350% due 06/01/34  105,000 106,793
5.500% due 10/15/40  100,000 101,950
5.502% due 01/24/36  100,000 102,240
a
Principal
Amount Value
5.534% due 11/29/45  $ 165,000 $ 163,639
5.572% due 04/22/36  105,000 107,990
5.581% due 04/22/30  110,000 112,426
5.600% due 07/15/41  100,000 101,767
5.717% due 09/14/33  190,000 196,155
6.254% due 10/23/34  100,000 107,067
Keybank National Association
5.850% due 11/15/27  250,000 254,066
KeyCorp
5.121% due 04/04/31  100,000 100,849
Kilroy Realty LP
5.875% due 10/15/35  100,000 98,880
6.250% due 01/15/36  35,000 35,537
Kimco Realty OP LLC
2.250% due 12/01/31  70,000 61,906
3.700% due 10/01/49  25,000 18,707
4.125% due 12/01/46  50,000 40,940
4.850% due 03/01/35  45,000 44,088
Kite Realty Group LP
4.950% due 12/15/31  70,000 69,858
Kite Realty Group Trust
4.750% due 09/15/30  25,000 24,899
Kreditanstalt fuer Wiederaufbau (Germany)
1.750% due 09/14/29  100,000 92,899
3.500% due 08/27/27  110,000 109,281
3.500% due 05/15/29  165,000 162,111
3.750% due 02/15/28  440,000 437,532
3.750% due 07/15/30  105,000 103,349
3.750% due 03/14/31  140,000 137,458
3.875% due 05/15/28  130,000 129,424
3.875% due 06/15/28  200,000 199,085
4.125% due 07/22/31  130,000 129,473
4.250% due 06/29/37  200,000 122,314
4.375% due 02/28/34  260,000 260,546
4.625% due 03/18/30  250,000 253,868
4.750% due 10/29/30  200,000 204,527
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30  200,000 174,998
4.125% due 06/03/31  80,000 79,728
5.000% due 10/24/33  250,000 259,935
Lazard Group LLC
4.375% due 03/11/29  50,000 49,437
Lincoln National Corp.
3.800% due 03/01/28  35,000 34,519
Lloyds Banking Group PLC (United Kingdom)
5.668% due 02/10/47  750,000 739,265
5.679% due 01/05/35  200,000 205,604
5.721% due 06/05/30  200,000 205,334
Loews Corp.
4.940% due 04/01/36  200,000 195,796
LPL Holdings, Inc.
5.150% due 06/15/30  200,000 200,698
6.000% due 05/20/34  100,000 102,336
LXP Industrial Trust
2.375% due 10/01/31  70,000 61,299
M&T Bank Corp.
4.553% due 08/16/28  65,000 64,966
4.833% due 01/16/29  60,000 60,132
Manufacturers & Traders Trust Co.
4.700% due 01/27/28  300,000 300,790
Manulife Financial Corp. (Canada)
3.703% due 03/16/32  100,000 95,037
5.375% due 03/04/46  50,000 48,581

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Marex Group PLC (United Kingdom)
5.829% due 05/08/28  $ 50,000 $ 50,360
Markel Group, Inc.
3.450% due 05/07/52  70,000 47,501
3.500% due 11/01/27  50,000 49,294
5.000% due 05/20/49  30,000 26,445
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31  45,000 39,884
4.200% due 03/01/48  100,000 81,005
4.375% due 03/15/29  70,000 69,745
4.950% due 03/15/36  50,000 49,182
5.350% due 11/15/44  100,000 95,667
5.400% due 09/15/33  100,000 103,027
5.400% due 03/15/55  55,000 52,026
5.750% due 11/01/32  100,000 104,795
Mastercard, Inc.
1.900% due 03/15/31  100,000 88,915
2.000% due 11/18/31  200,000 176,695
2.950% due 06/01/29  50,000 48,160
2.950% due 03/15/51  45,000 29,271
3.650% due 06/01/49  50,000 37,310
3.800% due 11/21/46  50,000 39,387
3.950% due 02/26/48  15,000 11,870
5.000% due 06/08/36  200,000 199,377
MetLife, Inc.
5.300% due 12/15/34  70,000 71,374
5.700% due 06/15/35  100,000 104,045
5.875% due 02/06/41  200,000 207,949
6.375% due 06/15/34  100,000 108,627
Mid-America Apartments LP
3.950% due 03/15/29  25,000 24,590
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.048% due 07/17/30  200,000 180,378
3.961% due 03/02/28  50,000 49,654
4.050% due 09/11/28  150,000 148,524
5.159% due 04/24/31  100,000 101,068
5.197% due 01/16/31  200,000 202,533
5.258% due 04/17/30  200,000 202,581
5.426% due 04/17/35  200,000 202,958
5.475% due 02/22/31  200,000 204,244
Mizuho Financial Group, Inc. (Japan)
due 07/13/37 # 200,000 198,739
2.201% due 07/10/31  200,000 180,530
3.261% due 05/22/30  200,000 192,257
5.098% due 05/13/31  200,000 201,618
5.323% due 07/08/36  250,000 250,803
5.778% due 07/06/29  200,000 204,364
Morgan Stanley
1.794% due 02/13/32  65,000 56,557
2.239% due 07/21/32  100,000 87,747
2.484% due 09/16/36  100,000 86,772
2.802% due 01/25/52  400,000 248,637
2.943% due 01/21/33  135,000 121,421
3.217% due 04/22/42  55,000 42,019
3.591% due 07/22/28 § 100,000 98,915
3.622% due 04/01/31  200,000 191,567
4.133% due 10/18/29  45,000 44,391
4.238% due 01/09/30  50,000 49,353
4.300% due 01/27/45  100,000 84,344
4.356% due 10/22/31  25,000 24,449
4.431% due 01/23/30  95,000 94,144
4.457% due 04/22/39  150,000 138,326
4.493% due 01/16/32  45,000 44,135
a
Principal
Amount Value
4.555% due 04/10/30  $ 75,000 $ 74,534
4.654% due 10/18/30  120,000 119,372
4.708% due 03/12/32  255,000 251,910
4.809% due 04/16/32  70,000 69,470
4.892% due 10/22/36  30,000 29,064
5.042% due 07/19/30  45,000 45,320
5.073% due 01/30/37  110,000 107,612
5.123% due 02/01/29  250,000 251,551
5.164% due 04/20/29  155,000 156,242
5.173% due 01/16/30  120,000 121,096
5.192% due 04/17/31  750,000 758,031
5.230% due 01/15/31  100,000 101,144
5.250% due 04/21/34  180,000 181,184
5.296% due 04/10/37  55,000 54,747
5.314% due 01/18/41  40,000 38,998
5.320% due 07/19/35  65,000 65,340
5.449% due 07/20/29  145,000 146,935
5.587% due 01/18/36  95,000 97,046
5.597% due 03/24/51  100,000 98,120
5.656% due 04/18/30  165,000 168,575
5.664% due 04/17/36  135,000 138,653
5.900% due 03/13/47  270,000 273,052
5.942% due 02/07/39  235,000 242,428
5.948% due 01/19/38  300,000 308,785
6.407% due 11/01/29  145,000 150,127
7.250% due 04/01/32  100,000 112,752
Morgan Stanley Direct Lending Fund
due 07/15/31 # 100,000 98,751
Nasdaq, Inc.
1.650% due 01/15/31  150,000 131,912
2.500% due 12/21/40  150,000 105,902
National Australia Bank Ltd. (Australia)
4.787% due 01/10/29  250,000 252,773
NatWest Group PLC (United Kingdom)
3.032% due 11/28/35  350,000 321,124
5.908% due 03/03/47  200,000 195,117
NNN REIT, Inc.
4.300% due 10/15/28  35,000 34,751
4.600% due 02/15/31  250,000 247,775
Nomura Holdings, Inc. (Japan)
5.043% due 06/10/36  250,000 244,236
Nordic Investment Bank (Multi-National)
3.750% due 08/28/28  100,000 99,163
3.750% due 01/23/31  100,000 98,140
4.250% due 02/28/29  200,000 200,337
Northern Trust Corp.
1.950% due 05/01/30  75,000 68,321
3.650% due 08/03/28  50,000 49,341
Oesterreichische Kontrollbank AG (Austria)
3.750% due 01/15/31  80,000 78,534
4.125% due 01/18/29  50,000 49,954
4.125% due 05/29/29  113,000 112,858
4.250% due 03/01/28  35,000 35,036
4.500% due 01/24/30  85,000 85,862
Old Republic International Corp.
3.850% due 06/11/51  55,000 39,627
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  50,000 50,006
ORIX Corp. (Japan)
3.700% due 07/18/27  50,000 49,595
4.000% due 04/13/32  100,000 95,605

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Phillips Edison Grocery Center Operating
Partnership I LP
5.250% due 08/15/32  $ 140,000 $ 141,826
Piedmont Operating Partnership LP
2.750% due 04/01/32  35,000 30,004
5.625% due 01/15/33  55,000 54,780
Pinnacle Financial Partners, Inc.
6.168% due 11/01/30  35,000 35,832
PNC Bank NA
4.050% due 07/26/28  350,000 345,995
PNC Financial Services Group, Inc.
4.812% due 10/21/32  65,000 64,729
4.899% due 05/13/31  125,000 125,698
5.068% due 01/24/34  40,000 40,055
5.373% due 07/21/36  95,000 95,923
5.423% due 01/25/41  45,000 44,236
5.582% due 06/12/29  120,000 122,204
5.676% due 01/22/35  250,000 257,719
5.939% due 08/18/34  200,000 210,675
Principal Financial Group, Inc.
3.700% due 05/15/29  25,000 24,371
4.625% due 09/15/42  100,000 89,293
5.375% due 03/15/33  30,000 30,648
Progressive Corp.
3.000% due 03/15/32  50,000 45,670
3.700% due 03/15/52  175,000 129,752
4.000% due 03/01/29  25,000 24,756
4.125% due 04/15/47  100,000 81,114
Prologis LP
1.250% due 10/15/30  55,000 47,829
1.625% due 03/15/31  100,000 87,198
1.750% due 02/01/31  20,000 17,579
2.125% due 10/15/50  40,000 21,581
2.250% due 04/15/30  30,000 27,544
2.250% due 01/15/32  50,000 44,039
2.875% due 11/15/29  40,000 37,885
3.000% due 04/15/50  25,000 16,488
3.375% due 12/15/27  60,000 59,261
4.375% due 02/01/29  15,000 14,974
4.875% due 06/15/28  200,000 201,800
Prudential Financial, Inc.
2.100% due 03/10/30  15,000 13,820
3.000% due 03/10/40  25,000 19,183
3.700% due 10/01/50  175,000 162,393
3.700% due 03/13/51  150,000 108,764
3.935% due 12/07/49  132,000 100,689
4.350% due 02/25/50  50,000 40,510
6.625% due 06/21/40  50,000 55,346
Public Storage Operating Co.
2.300% due 05/01/31  250,000 224,854
3.094% due 09/15/27  30,000 29,575
Radian Group, Inc.
6.200% due 05/15/29  30,000 30,994
Raymond James Financial, Inc.
4.950% due 07/15/46  100,000 89,383
Realty Income Corp.
1.800% due 03/15/33  50,000 41,476
2.200% due 06/15/28  35,000 33,504
2.850% due 12/15/32  30,000 26,688
3.400% due 01/15/30  50,000 47,900
4.850% due 03/15/30  65,000 65,449
4.900% due 07/15/33  200,000 198,926
5.375% due 09/01/54  40,000 38,934
a
Principal
Amount Value
Regency Centers LP
3.700% due 06/15/30  $ 35,000 $ 33,798
4.400% due 02/01/47  35,000 29,809
5.000% due 07/15/32  50,000 50,353
Regions Financial Corp.
1.800% due 08/12/28  300,000 283,311
Reinsurance Group of America, Inc.
6.000% due 09/15/33  50,000 52,171
RenaissanceRe Finance, Inc. (Bermuda)
3.450% due 07/01/27  30,000 29,710
Royal Bank of Canada (Canada)
4.305% due 11/03/31  100,000 98,073
4.400% due 04/17/30  95,000 94,231
4.498% due 08/06/29  80,000 79,747
4.900% due 01/12/28  150,000 151,115
4.950% due 02/01/29  200,000 202,726
4.965% due 01/24/29  165,000 165,978
4.970% due 05/02/31  200,000 201,454
Santander Holdings USA, Inc.
4.400% due 07/13/27  145,000 144,864
5.701% due 06/05/37  110,000 109,955
6.565% due 06/12/29  100,000 103,107
Santander U.K. Group Holdings PLC (United
Kingdom)
2.896% due 03/15/32  200,000 182,240
4.858% due 09/11/30  200,000 199,888
Simon Property Group LP
2.450% due 09/13/29  100,000 93,730
2.650% due 07/15/30  100,000 92,753
3.250% due 09/13/49  100,000 68,667
4.250% due 11/30/46  50,000 41,538
4.375% due 10/01/30  100,000 99,058
5.125% due 10/01/35  65,000 65,155
Sixth Street Lending Partners
5.750% due 01/15/30  100,000 99,383
Store Capital LLC
4.500% due 03/15/28  150,000 149,176
Sumisho Air Lease Corp.
2.100% due 09/01/28  300,000 283,275
3.000% due 02/01/30  100,000 93,633
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.710% due 01/12/31  200,000 174,811
1.902% due 09/17/28  250,000 235,858
2.296% due 01/12/41  200,000 137,908
3.364% due 07/12/27  150,000 148,658
5.246% due 07/08/36  250,000 250,270
5.334% due 03/03/41  100,000 97,397
5.766% due 01/13/33  200,000 208,220
5.800% due 07/13/28  250,000 255,825
Sun Communities Operating LP
2.300% due 11/01/28  65,000 61,668
Synchrony Financial
3.950% due 12/01/27  100,000 99,017
5.935% due 08/02/30  35,000 35,708
Tanger Properties LP
3.875% due 07/15/27  50,000 49,687
Toronto-Dominion Bank (Canada)
4.574% due 06/02/28  200,000 200,064
4.693% due 09/15/27  200,000 200,756
4.866% due 04/22/33  125,000 124,116
4.994% due 04/05/29  100,000 101,063
5.146% due 09/10/34  185,000 185,607

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
TPG Operating Group II LP
4.875% due 05/15/31  $ 100,000 $ 98,688
Travelers Cos., Inc.
3.050% due 06/08/51  50,000 32,939
5.450% due 05/25/53  100,000 97,124
5.700% due 07/24/55  15,000 15,096
6.250% due 06/15/37  125,000 136,356
Travelers Property Casualty Corp.
6.375% due 03/15/33  100,000 109,771
Truist Financial Corp.
1.125% due 08/03/27  100,000 96,597
1.887% due 06/07/29  125,000 118,638
1.950% due 06/05/30  135,000 121,965
4.597% due 01/27/32  70,000 69,051
4.873% due 01/26/29  40,000 40,178
4.916% due 07/28/33  100,000 98,061
5.281% due 04/23/37  100,000 99,070
5.435% due 01/24/30  110,000 111,851
5.867% due 06/08/34  200,000 208,132
7.161% due 10/30/29  55,000 57,937
U.S. Bancorp
1.375% due 07/22/30  150,000 132,019
2.491% due 11/03/36  200,000 174,149
4.548% due 07/22/28  100,000 100,025
4.839% due 02/01/34  200,000 197,399
5.046% due 02/12/31  60,000 60,583
5.723% due 05/20/41  200,000 200,718
5.775% due 06/12/29  250,000 255,267
5.850% due 10/21/33  30,000 31,321
UBS AG (Switzerland)
4.678% due 11/29/30  355,000 354,439
UDR, Inc.
2.100% due 06/15/33  100,000 83,221
3.100% due 11/01/34  50,000 43,091
3.200% due 01/15/30  50,000 47,634
4.400% due 01/26/29  25,000 24,876
Unum Group
4.000% due 06/15/29  70,000 68,529
4.125% due 06/15/51  100,000 74,802
Ventas Realty LP
3.000% due 01/15/30  50,000 47,189
4.000% due 03/01/28  50,000 49,524
5.000% due 01/15/35  150,000 147,913
VICI Properties LP
5.125% due 11/15/31  215,000 214,118
Visa, Inc.
1.100% due 02/15/31  200,000 173,034
3.650% due 09/15/47  25,000 19,308
4.150% due 12/14/35  30,000 28,648
4.300% due 12/14/45  100,000 85,811
4.700% due 02/12/36  150,000 148,512
Voya Financial, Inc.
4.800% due 06/15/46  30,000 26,434
5.000% due 09/20/34  30,000 29,542
W.R. Berkley Corp.
4.000% due 05/12/50  115,000 88,819
Wachovia Corp.
5.500% due 08/01/35  200,000 202,335
Webster Financial Corp.
5.784% due 09/11/35  45,000 45,375
Wells Fargo & Co.
3.068% due 04/30/41  500,000 382,034
4.150% due 01/24/29  200,000 198,165
a
Principal
Amount Value
4.478% due 04/04/31  $ 200,000 $ 197,884
4.808% due 07/25/28  65,000 65,185
4.844% due 05/20/32  120,000 119,620
4.892% due 09/15/36  250,000 243,992
4.897% due 07/25/33  65,000 64,604
5.013% due 04/04/51  250,000 224,178
5.150% due 04/23/31  750,000 758,003
5.198% due 01/23/30  140,000 141,590
5.433% due 01/23/47  90,000 86,493
5.499% due 01/23/35  140,000 142,749
5.557% due 07/25/34  160,000 163,909
5.574% due 07/25/29  365,000 371,202
5.606% due 01/15/44  100,000 96,374
6.491% due 10/23/34  180,000 194,350
Wells Fargo Bank NA
6.600% due 01/15/38  100,000 109,671
Welltower OP LLC
2.050% due 01/15/29  60,000 56,532
2.750% due 01/15/32  50,000 45,106
2.800% due 06/01/31  100,000 91,745
4.125% due 03/15/29  100,000 98,860
5.125% due 07/01/35  50,000 50,207
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  100,000 94,598
2.150% due 06/03/31  100,000 89,404
3.400% due 01/25/28  100,000 98,742
4.043% due 08/26/27  100,000 99,754
4.110% due 07/24/34  65,000 63,401
4.421% due 07/24/39  45,000 40,509
5.457% due 11/18/27  100,000 101,528
5.535% due 11/17/28  250,000 256,794
Weyerhaeuser Co.
4.000% due 11/15/29  100,000 97,815
7.375% due 03/15/32  100,000 111,600
Willis North America, Inc.
2.950% due 09/15/29  75,000 71,085
3.875% due 09/15/49  35,000 26,267
5.900% due 03/05/54  50,000 49,510
WP Carey, Inc.
due 09/15/36 # 180,000 177,703
XL Group Ltd. (Bermuda)
5.250% due 12/15/43  50,000 47,039
103,157,349
Industrial - 1.9%
3M Co.
2.875% due 10/15/27  100,000 98,127
3.250% due 08/26/49  200,000 137,021
4.000% due 09/14/48  250,000 196,729
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/27  50,000 49,355
5.600% due 05/29/34  100,000 102,151
Amcor Finance USA, Inc.
5.625% due 05/26/33  65,000 66,900
Amcor Flexibles North America, Inc.
2.690% due 05/25/31  65,000 58,905
5.100% due 03/17/30  55,000 55,596
Amphenol Corp.
2.200% due 09/15/31  60,000 53,129
4.350% due 06/01/29  50,000 49,943
4.375% due 06/12/28  165,000 164,826
Arrow Electronics, Inc.
3.875% due 01/12/28  25,000 24,708
5.150% due 08/21/29  65,000 65,666

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.875% due 04/10/34  $ 65,000 $ 66,924
Avnet, Inc.
6.250% due 03/15/28  100,000 102,242
Boeing Co.
2.950% due 02/01/30  100,000 94,112
3.200% due 03/01/29  200,000 192,853
3.250% due 02/01/28  50,000 48,958
3.250% due 03/01/28  25,000 24,505
3.550% due 03/01/38  15,000 12,585
3.625% due 02/01/31  30,000 28,559
3.625% due 03/01/48  10,000 7,185
3.750% due 02/01/50  100,000 73,014
3.825% due 03/01/59  50,000 34,912
3.850% due 11/01/48  35,000 25,877
5.150% due 05/01/30  150,000 151,856
5.705% due 05/01/40  200,000 203,474
5.805% due 05/01/50  150,000 148,289
5.875% due 02/15/40  50,000 51,458
5.930% due 05/01/60  150,000 147,658
6.528% due 05/01/34  65,000 70,738
7.008% due 05/01/64  100,000 113,826
Burlington Northern Santa Fe LLC
3.050% due 02/15/51  200,000 131,367
3.550% due 02/15/50  150,000 109,676
4.125% due 06/15/47  50,000 40,975
4.450% due 01/15/53  300,000 250,657
4.700% due 09/01/45  50,000 44,682
5.200% due 04/15/54  60,000 55,890
5.750% due 05/01/40  100,000 104,540
Canadian National Railway Co. (Canada)
3.850% due 08/05/32  100,000 95,201
4.375% due 09/18/34  90,000 86,987
6.200% due 06/01/36  50,000 54,316
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31  200,000 177,935
3.100% due 12/02/51  200,000 130,705
4.000% due 06/01/28  35,000 34,727
4.800% due 09/15/35  20,000 19,654
4.950% due 08/15/45  100,000 92,377
5.500% due 03/15/56  15,000 14,487
6.125% due 09/15/15  30,000 31,195
Carlisle Cos., Inc.
2.200% due 03/01/32  100,000 86,445
3.750% due 12/01/27  50,000 49,487
Carrier Global Corp.
2.722% due 02/15/30  50,000 46,763
3.377% due 04/05/40  15,000 12,062
3.577% due 04/05/50  150,000 109,276
5.900% due 03/15/34  65,000 68,551
Caterpillar Financial Services Corp.
4.100% due 08/15/28  70,000 69,651
4.400% due 03/03/28  250,000 250,323
4.500% due 05/15/31  65,000 64,713
4.850% due 02/27/29  200,000 202,515
Caterpillar, Inc.
3.250% due 09/19/49  100,000 71,151
3.803% due 08/15/42  100,000 83,097
CNH Industrial Capital LLC
4.500% due 10/16/30  200,000 197,095
CNH Industrial NV
3.850% due 11/15/27  35,000 34,624
CRH America Finance, Inc.
5.500% due 01/09/35  250,000 254,198
a
Principal
Amount Value
CSX Corp.
4.100% due 11/15/32  $ 100,000 $ 96,840
4.500% due 03/15/49  65,000 55,185
4.650% due 03/01/68  45,000 37,287
5.050% due 06/15/35  50,000 50,121
5.500% due 04/15/41  75,000 75,651
Deere & Co.
2.875% due 09/07/49  15,000 9,905
3.900% due 06/09/42  100,000 84,784
5.450% due 01/16/35  100,000 103,431
Deere Funding Canada Corp.
4.150% due 10/09/30  135,000 132,811
Dover Corp.
5.375% due 03/01/41  50,000 49,874
Eagle Materials, Inc.
2.500% due 07/01/31  50,000 44,692
Eaton Corp.
4.000% due 11/02/32  100,000 96,490
4.150% due 03/15/33  55,000 53,140
4.800% due 03/06/36  400,000 392,600
Emerson Electric Co.
2.200% due 12/21/31  100,000 88,524
5.000% due 03/15/35  165,000 165,973
FedEx Corp.
3.100% due 08/05/29  50,000 47,873
4.400% due 01/15/47  50,000 42,704
4.750% due 11/15/45  50,000 44,930
5.250% due 05/15/50 † 350,000 325,633
Fedex Freight Holding Co., Inc.
4.650% due 03/15/31 ~ 45,000 44,222
5.250% due 03/15/36 ~ 35,000 34,103
Flex Ltd.
4.875% due 06/15/29  25,000 25,032
Flowserve Corp.
5.700% due 05/15/36  35,000 35,190
Fortive Corp.
4.300% due 06/15/46  125,000 103,138
Fortune Brands Innovations, Inc.
5.875% due 06/01/33  125,000 130,240
GATX Corp.
4.550% due 11/07/28  25,000 24,903
5.450% due 09/15/33  100,000 102,435
6.050% due 03/15/34  75,000 78,794
General Dynamics Corp.
2.250% due 06/01/31  5,000 4,491
2.850% due 06/01/41  10,000 7,454
3.750% due 05/15/28  180,000 178,443
4.250% due 04/01/50  200,000 168,176
General Electric Co.
4.900% due 01/29/36  85,000 84,917
Hexcel Corp.
5.875% due 02/26/35  55,000 57,025
Honeywell Aerospace, Inc.
5.732% due 03/16/56 ~ † 500,000 500,329
Honeywell International, Inc.
2.700% due 08/15/29  60,000 56,804
4.500% due 01/15/34  350,000 342,067
5.000% due 03/01/35  100,000 100,285
Howmet Aerospace, Inc.
4.850% due 10/15/31  50,000 50,189
Hubbell, Inc.
5.150% due 06/15/36  65,000 64,737

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Huntington Ingalls Industries, Inc.
2.043% due 08/16/28  $ 50,000 $ 47,353
IDEX Corp.
2.625% due 06/15/31  100,000 90,072
3.000% due 05/01/30  15,000 14,078
Illinois Tool Works, Inc.
4.875% due 09/15/41  100,000 95,586
Ingersoll Rand, Inc.
5.450% due 06/15/34  105,000 106,971
Jabil, Inc.
3.950% due 01/12/28  55,000 54,450
4.200% due 02/01/29  25,000 24,637
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 206,652
John Deere Capital Corp.
2.000% due 06/17/31  100,000 88,590
2.800% due 09/08/27  50,000 49,176
3.900% due 03/09/29  80,000 79,002
3.900% due 06/07/32  20,000 19,284
4.150% due 09/15/27  100,000 99,907
4.400% due 09/08/31  100,000 99,165
4.550% due 06/05/30  100,000 100,150
4.950% due 07/14/28  210,000 212,624
Johnson Controls International PLC
4.500% due 02/15/47  40,000 34,347
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.750% due 09/15/30  15,000 13,344
4.900% due 12/01/32  140,000 140,192
Keysight Technologies, Inc.
4.950% due 10/15/34  65,000 64,315
L3Harris Technologies, Inc.
2.900% due 12/15/29  30,000 28,368
4.400% due 06/15/28  100,000 99,658
5.400% due 07/31/33  250,000 255,662
Lennox International, Inc.
5.500% due 09/15/28  100,000 101,680
Lockheed Martin Corp.
3.600% due 03/01/35  25,000 22,827
3.800% due 03/01/45  20,000 16,001
3.900% due 06/15/32  45,000 43,515
4.150% due 06/15/53  385,000 306,019
4.450% due 05/15/28  70,000 70,109
4.500% due 05/15/36  20,000 19,308
4.700% due 05/15/46  44,000 39,180
5.000% due 08/15/35  140,000 140,667
6.150% due 09/01/36  100,000 108,745
Martin Marietta Materials, Inc.
2.500% due 03/15/30  65,000 60,064
Masco Corp.
2.000% due 02/15/31  100,000 88,192
3.500% due 11/15/27  100,000 98,636
Mohawk Industries, Inc.
3.625% due 05/15/30  50,000 47,996
Norfolk Southern Corp.
2.300% due 05/15/31  250,000 224,019
3.155% due 05/15/55  20,000 12,816
3.800% due 08/01/28  30,000 29,624
3.942% due 11/01/47  63,000 49,426
4.550% due 06/01/53  145,000 121,483
4.650% due 01/15/46  50,000 43,682
4.837% due 10/01/41  50,000 46,674
5.050% due 08/01/30  70,000 71,127
a
Principal
Amount Value
Northrop Grumman Corp.
3.250% due 01/15/28  $ 100,000 $ 98,300
3.850% due 04/15/45  100,000 79,307
4.700% due 03/15/33  210,000 208,609
5.250% due 07/15/35  35,000 35,582
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  50,000 44,701
Oshkosh Corp.
3.100% due 03/01/30  15,000 14,110
Otis Worldwide Corp.
3.112% due 02/15/40  50,000 38,493
3.362% due 02/15/50  30,000 21,008
5.250% due 08/16/28  135,000 136,792
Owens Corning
3.875% due 06/01/30  150,000 145,149
5.700% due 06/15/34  45,000 46,526
Packaging Corp. of America
3.400% due 12/15/27  35,000 34,485
5.200% due 08/15/35  70,000 70,145
Parker-Hannifin Corp.
4.000% due 06/14/49  20,000 16,004
6.250% due 05/15/38  100,000 110,057
Precision Castparts Corp.
4.375% due 06/15/45  50,000 43,116
Regal Rexnord Corp.
6.050% due 04/15/28  300,000 306,432
Republic Services, Inc.
3.375% due 11/15/27  120,000 118,617
3.950% due 05/15/28  100,000 99,168
5.000% due 11/15/29  100,000 101,358
5.200% due 11/15/34  100,000 101,885
RTX Corp.
2.250% due 07/01/30  400,000 366,279
3.125% due 07/01/50  100,000 66,795
3.750% due 11/01/46  50,000 38,431
4.125% due 11/16/28  60,000 59,546
4.350% due 04/15/47  200,000 167,150
4.450% due 11/16/38  20,000 18,603
4.500% due 06/01/42  300,000 268,533
4.625% due 11/16/48  35,000 30,381
5.375% due 02/27/53  100,000 95,822
Ryder System, Inc.
5.250% due 06/01/28  200,000 202,635
Snap-on, Inc.
3.100% due 05/01/50  35,000 23,692
Sonoco Products Co.
4.600% due 09/01/29  125,000 124,276
Stanley Black & Decker, Inc.
2.750% due 11/15/50  50,000 29,595
4.250% due 11/15/28  100,000 99,335
TD SYNNEX Corp.
6.100% due 04/12/34  50,000 52,054
Teledyne Technologies, Inc.
2.750% due 04/01/31  200,000 183,036
Trane Technologies Financing Ltd.
3.800% due 03/21/29  100,000 98,306
5.250% due 03/03/33  45,000 45,975
Trimble, Inc.
4.900% due 06/15/28  50,000 50,005
Tyco Electronics Group SA (Switzerland)
2.500% due 02/04/32  45,000 40,003
5.000% due 05/09/35  115,000 114,300

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Union Pacific Corp.
2.375% due 05/20/31  $ 40,000 $ 36,132
2.891% due 04/06/36  125,000 105,299
2.973% due 09/16/62  25,000 14,729
3.200% due 05/20/41  370,000 288,856
3.350% due 08/15/46  50,000 36,326
3.550% due 05/20/61  100,000 67,746
3.600% due 09/15/37  20,000 17,570
3.799% due 04/06/71  30,000 20,642
4.950% due 05/15/53  200,000 180,196
United Parcel Service, Inc.
3.400% due 11/15/46  200,000 144,968
4.875% due 03/03/33  260,000 263,051
5.250% due 05/14/35  145,000 147,970
6.200% due 01/15/38  50,000 54,263
Vulcan Materials Co.
4.500% due 06/15/47  100,000 85,885
Waste Connections, Inc.
3.500% due 05/01/29  100,000 97,506
4.200% due 01/15/33  70,000 67,380
Waste Management, Inc.
2.950% due 06/01/41  35,000 26,433
3.150% due 11/15/27  100,000 98,531
4.625% due 02/15/33  200,000 198,741
4.950% due 03/15/35  65,000 64,912
5.350% due 10/15/54  200,000 193,324
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/28  100,000 100,107
WRKCo, Inc.
4.000% due 03/15/28  100,000 99,083
4.200% due 06/01/32  50,000 48,004
Xylem, Inc.
4.375% due 11/01/46  25,000 20,823
5.450% due 06/01/36  25,000 25,477
20,322,748
Technology - 1.9%
Accenture Capital, Inc.
4.500% due 10/04/34  250,000 239,857
Adobe, Inc.
4.800% due 04/04/29  100,000 100,994
4.950% due 01/17/30  100,000 101,388
4.950% due 04/04/34  100,000 99,559
Analog Devices, Inc.
2.100% due 10/01/31  60,000 52,838
2.800% due 10/01/41  50,000 36,349
2.950% due 10/01/51  55,000 35,625
Apple, Inc.
1.400% due 08/05/28  100,000 94,392
1.650% due 05/11/30  160,000 144,744
1.650% due 02/08/31  200,000 177,641
1.700% due 08/05/31  100,000 87,764
2.200% due 09/11/29  100,000 93,939
2.650% due 05/11/50  100,000 61,224
2.650% due 02/08/51  150,000 91,173
2.700% due 08/05/51  100,000 61,094
2.850% due 08/05/61  100,000 57,776
2.950% due 09/11/49  65,000 42,370
3.000% due 11/13/27  100,000 98,577
3.750% due 09/12/47  75,000 57,566
3.750% due 11/13/47  50,000 38,669
3.850% due 08/04/46  35,000 27,711
3.950% due 08/08/52  500,000 386,656
4.200% due 05/12/30  200,000 199,674
a
Principal
Amount Value
4.250% due 02/09/47  $ 100,000 $ 83,654
4.300% due 05/10/33  250,000 247,827
4.500% due 02/23/36  50,000 49,447
Applied Materials, Inc.
1.750% due 06/01/30  30,000 27,013
4.350% due 04/01/47  45,000 38,692
4.800% due 06/15/29  65,000 65,760
5.100% due 10/01/35  35,000 35,345
Autodesk, Inc.
2.400% due 12/15/31  80,000 70,148
2.850% due 01/15/30  55,000 51,654
Broadcom, Inc.
2.450% due 02/15/31  200,000 180,996
3.419% due 04/15/33  250,000 227,964
3.500% due 02/15/41  315,000 251,822
3.750% due 02/15/51  140,000 104,011
4.150% due 04/15/32 ~ 40,000 38,508
4.300% due 01/15/31  30,000 29,518
4.300% due 11/15/32  200,000 193,779
4.350% due 02/15/30  50,000 49,508
4.750% due 04/15/29  150,000 150,885
4.800% due 10/15/34  80,000 78,331
4.950% due 01/15/36  460,000 451,981
5.000% due 04/15/30  200,000 202,189
5.700% due 01/15/56  25,000 24,823
Broadridge Financial Solutions, Inc.
5.750% due 05/15/36  35,000 35,034
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  250,000 229,623
CGI, Inc. (Canada)
4.950% due 03/14/30  100,000 99,646
Dell International LLC/EMC Corp.
3.375% due 12/15/41  500,000 382,689
5.100% due 02/15/36  150,000 147,907
5.250% due 02/15/37  100,000 98,483
5.300% due 10/01/29  100,000 101,688
5.500% due 04/01/35  100,000 101,997
8.100% due 07/15/36  27,000 32,129
8.350% due 07/15/46  13,000 16,441
Fidelity National Information Services, Inc.
1.650% due 03/01/28  20,000 19,032
3.100% due 03/01/41  10,000 7,271
4.800% due 03/10/31  85,000 84,100
Fiserv, Inc.
2.650% due 06/01/30  100,000 91,462
3.500% due 07/01/29  245,000 235,199
5.450% due 03/15/34  100,000 99,243
5.625% due 08/21/33  100,000 101,105
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% due 06/04/29  50,000 51,139
Hewlett Packard Enterprise Co.
4.400% due 09/25/27  45,000 44,924
4.550% due 10/15/29  400,000 397,737
5.000% due 10/15/34  70,000 68,607
6.200% due 10/15/35  50,000 53,715
6.350% due 10/15/45  50,000 51,560
HP, Inc.
2.650% due 06/17/31  100,000 89,412
4.000% due 04/15/29  100,000 98,047
4.200% due 04/15/32  100,000 95,470
4.750% due 01/15/28  100,000 100,294
6.000% due 09/15/41  55,000 55,333

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Intel Corp.
1.600% due 08/12/28  $ 25,000 $ 23,527
2.000% due 08/12/31  50,000 43,578
2.450% due 11/15/29  150,000 139,597
2.800% due 08/12/41  40,000 28,092
3.050% due 08/12/51  20,000 12,521
3.200% due 08/12/61  25,000 14,613
3.250% due 11/15/49  250,000 162,909
4.150% due 08/05/32  100,000 95,931
4.875% due 02/10/28  75,000 75,290
4.900% due 08/05/52  100,000 84,104
5.200% due 02/10/33 † 315,000 318,593
5.300% due 05/15/36  130,000 129,409
5.625% due 02/10/43  50,000 48,610
5.700% due 02/10/53  35,000 33,034
5.900% due 02/10/63  250,000 239,352
International Business Machines Corp.
2.850% due 05/15/40  100,000 73,355
3.500% due 05/15/29  170,000 165,235
4.150% due 05/15/39  100,000 87,094
4.650% due 02/10/28  400,000 401,066
4.950% due 02/03/36  150,000 146,417
5.100% due 02/06/53  200,000 176,534
5.600% due 11/30/39  26,000 26,216
Intuit, Inc.
1.650% due 07/15/30  15,000 13,336
5.200% due 09/15/33  150,000 150,676
KLA Corp.
4.650% due 07/15/32  60,000 59,901
4.950% due 07/15/52  100,000 90,785
Kyndryl Holdings, Inc.
6.350% due 02/20/34  70,000 66,118
Lam Research Corp.
4.000% due 03/15/29  55,000 54,404
4.875% due 03/15/49  25,000 22,783
Leidos, Inc.
2.300% due 02/15/31  55,000 48,921
5.500% due 03/15/35  65,000 65,682
5.750% due 03/15/33  45,000 46,348
Marvell Technology, Inc.
4.750% due 07/15/30  140,000 139,728
Microchip Technology, Inc.
5.050% due 02/15/30  150,000 150,663
Micron Technology, Inc.
2.703% due 04/15/32  20,000 17,925
3.366% due 11/01/41  15,000 11,714
3.477% due 11/01/51  25,000 17,842
Microsoft Corp.
1.350% due 09/15/30  35,000 31,111
2.500% due 09/15/50  100,000 59,081
2.675% due 06/01/60  166,000 91,614
2.921% due 03/17/52  278,000 176,616
3.450% due 08/08/36  72,000 64,270
3.700% due 08/08/46  200,000 156,025
MSCI, Inc.
5.150% due 03/15/36  100,000 96,837
NetApp, Inc.
5.700% due 03/17/35  100,000 102,348
NVIDIA Corp.
2.000% due 06/15/31  100,000 89,232
3.500% due 04/01/50  200,000 146,669
4.350% due 06/15/29  200,000 199,425
4.500% due 06/15/31  200,000 199,336
a
Principal
Amount Value
4.950% due 06/15/36  $ 250,000 $ 247,904
5.550% due 06/15/46  135,000 134,077
5.625% due 06/15/56  200,000 198,664
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
2.500% due 05/11/31  100,000 89,741
3.250% due 05/11/41  60,000 45,524
4.300% due 06/18/29  150,000 148,414
5.000% due 01/15/33  50,000 49,851
Oracle Corp.
2.300% due 03/25/28  70,000 67,016
2.875% due 03/25/31  75,000 67,027
3.250% due 11/15/27  350,000 343,109
3.650% due 03/25/41  80,000 57,486
3.850% due 07/15/36  50,000 41,528
3.900% due 05/15/35  105,000 89,124
3.950% due 03/25/51  120,000 76,839
4.000% due 07/15/46  250,000 168,758
4.100% due 03/25/61  95,000 58,163
4.300% due 07/08/34  100,000 89,281
4.375% due 05/15/55  200,000 133,625
4.450% due 09/26/30  95,000 91,740
4.550% due 02/04/29  80,000 78,877
4.800% due 08/03/28  125,000 124,759
4.950% due 02/04/31  110,000 107,716
5.200% due 09/26/35  65,000 60,880
5.250% due 02/03/32  250,000 246,524
5.350% due 05/04/33  85,000 82,590
5.375% due 09/27/54  200,000 156,993
5.500% due 08/03/35  130,000 124,446
5.550% due 02/06/53  500,000 403,097
5.700% due 02/04/36  105,000 101,725
5.950% due 09/26/55  100,000 85,035
6.125% due 07/08/39  100,000 96,589
6.250% due 11/09/32  200,000 205,642
6.500% due 04/15/38  100,000 100,693
6.550% due 02/04/46  80,000 75,456
6.700% due 02/04/56  95,000 89,470
6.850% due 02/04/66  65,000 60,540
Paychex, Inc.
5.350% due 04/15/32  200,000 202,452
QUALCOMM, Inc.
4.250% due 05/20/32  20,000 19,660
4.300% due 05/20/47  30,000 24,451
4.500% due 05/20/52  45,000 37,256
4.800% due 05/20/45  150,000 133,892
5.000% due 05/20/35  155,000 154,415
Roper Technologies, Inc.
1.750% due 02/15/31  200,000 174,043
4.200% due 09/15/28  95,000 94,288
Salesforce, Inc.
1.500% due 07/15/28  65,000 61,194
1.950% due 07/15/31  80,000 69,694
2.700% due 07/15/41  60,000 40,991
2.900% due 07/15/51  100,000 58,329
3.050% due 07/15/61  50,000 28,096
4.650% due 03/15/29  160,000 159,938
4.900% due 09/15/31  200,000 199,599
5.550% due 03/15/36  250,000 249,914
6.400% due 03/15/46  150,000 151,592
6.550% due 03/15/56  200,000 200,197
ServiceNow, Inc.
1.400% due 09/01/30  65,000 57,000

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.400% due 05/15/36  $ 125,000 $ 124,995
Synopsys, Inc.
4.850% due 04/01/30  400,000 400,770
Texas Instruments, Inc.
4.150% due 05/15/48  100,000 82,156
4.900% due 03/14/33  60,000 60,788
5.050% due 05/18/63  200,000 178,599
5.100% due 05/23/35  200,000 201,689
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41  200,000 162,892
20,652,982
Utilities - 2.5%
AEP Texas, Inc.
3.450% due 05/15/51  35,000 23,681
4.700% due 05/15/32  100,000 98,787
5.200% due 04/15/36  115,000 113,480
5.400% due 06/01/33  145,000 147,612
AEP Transmission Co. LLC
4.250% due 09/15/48  35,000 28,626
AES Corp.
2.450% due 01/15/31  100,000 89,243
5.800% due 03/15/32  100,000 101,370
Alabama Power Co.
3.125% due 07/15/51  100,000 66,167
4.150% due 08/15/44  90,000 74,610
4.300% due 07/15/48  15,000 12,297
Ameren Illinois Co.
3.800% due 05/15/28  50,000 49,459
3.850% due 09/01/32  50,000 47,549
4.150% due 03/15/46  50,000 40,990
5.550% due 07/01/54  100,000 97,536
American Electric Power Co., Inc.
5.950% due 11/01/32  100,000 105,457
American Water Capital Corp.
2.300% due 06/01/31  50,000 44,687
2.950% due 09/01/27  35,000 34,465
3.250% due 06/01/51  50,000 33,728
3.450% due 06/01/29  100,000 97,077
3.750% due 09/01/47  50,000 38,327
4.300% due 12/01/42  100,000 86,908
4.450% due 06/01/32  75,000 73,719
Appalachian Power Co.
3.700% due 05/01/50  150,000 108,353
7.000% due 04/01/38  150,000 167,789
Arizona Public Service Co.
2.200% due 12/15/31  65,000 56,856
2.950% due 09/15/27  50,000 49,152
4.500% due 04/01/42  100,000 87,424
5.700% due 08/15/34  55,000 56,890
Atmos Energy Corp.
2.625% due 09/15/29  150,000 141,960
4.150% due 01/15/43  64,000 54,107
4.300% due 10/01/48  50,000 41,474
5.000% due 12/15/54  35,000 31,583
Baltimore Gas & Electric Co.
2.900% due 06/15/50  30,000 18,916
3.200% due 09/15/49  70,000 47,184
3.750% due 08/15/47  50,000 37,758
Berkshire Hathaway Energy Co.
3.250% due 04/15/28  30,000 29,391
3.800% due 07/15/48  25,000 18,888
4.250% due 10/15/50  200,000 159,668
4.450% due 01/15/49  50,000 41,133
a
Principal
Amount Value
6.125% due 04/01/36  $ 99,000 $ 105,680
Black Hills Corp.
4.350% due 05/01/33  30,000 28,589
5.950% due 03/15/28  100,000 102,027
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31  55,000 49,672
3.350% due 04/01/51  85,000 59,392
5.050% due 03/01/35  50,000 50,022
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  100,000 99,054
5.250% due 03/01/28  200,000 202,681
5.400% due 07/01/34  50,000 50,952
Commonwealth Edison Co.
3.150% due 03/15/32  35,000 32,269
3.700% due 08/15/28  20,000 19,712
3.750% due 08/15/47  50,000 37,618
3.800% due 10/01/42  100,000 80,938
4.900% due 02/01/33  45,000 45,410
5.300% due 06/01/34  55,000 56,309
5.650% due 06/01/54  65,000 64,169
5.950% due 06/01/55  45,000 45,871
Connecticut Light & Power Co.
4.150% due 06/01/45  25,000 20,675
4.900% due 07/01/33  100,000 100,502
4.950% due 01/15/30  250,000 252,925
4.950% due 08/15/34  65,000 64,786
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31  50,000 45,017
3.600% due 06/15/61  50,000 34,034
3.950% due 03/01/43  100,000 81,497
4.000% due 12/01/28  100,000 98,986
4.125% due 05/15/49  50,000 39,531
4.300% due 12/01/56  50,000 39,485
4.500% due 12/01/45  100,000 85,943
5.375% due 05/15/34  80,000 81,800
5.700% due 05/15/54  100,000 98,515
6.150% due 11/15/52  70,000 72,877
Constellation Energy Generation LLC
5.300% due 06/01/36  115,000 114,437
5.600% due 03/01/28  155,000 157,472
5.875% due 01/15/66  30,000 29,335
6.500% due 10/01/53  55,000 59,054
Consumers Energy Co.
3.250% due 08/15/46  50,000 35,639
3.600% due 08/15/32  65,000 61,276
3.800% due 11/15/28  100,000 98,613
4.350% due 04/15/49  100,000 82,688
4.600% due 05/30/29  85,000 85,343
5.125% due 05/01/36  50,000 49,986
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43  100,000 89,540
5.300% due 05/15/33  50,000 51,397
5.450% due 02/01/41  50,000 50,125
Dominion Energy, Inc.
2.250% due 08/15/31  45,000 39,825
3.300% due 04/15/41  30,000 22,866
4.250% due 06/01/28  50,000 49,720
4.600% due 05/15/28  145,000 145,091
4.700% due 12/01/44  100,000 87,469
DTE Electric Co.
2.250% due 03/01/30  50,000 46,160
2.950% due 03/01/50  50,000 32,603
3.000% due 03/01/32  150,000 138,013

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.650% due 03/01/52  $ 55,000 $ 40,239
5.250% due 05/15/35  40,000 40,478
DTE Energy Co.
5.850% due 06/01/34  200,000 208,818
Duke Energy Carolinas LLC
3.750% due 06/01/45  200,000 155,736
5.350% due 01/15/53  100,000 94,635
6.050% due 04/15/38  110,000 117,401
6.100% due 06/01/37  25,000 26,588
Duke Energy Carolinas SC Storm Funding LLC
4.898% due 03/01/46  300,000 294,408
Duke Energy Corp.
2.450% due 06/01/30  160,000 147,372
2.550% due 06/15/31  100,000 90,207
3.300% due 06/15/41  100,000 76,423
3.500% due 06/15/51  100,000 68,245
3.950% due 08/15/47  50,000 38,209
4.200% due 06/15/49  65,000 50,853
4.500% due 08/15/32  180,000 176,565
5.450% due 06/15/34  90,000 91,962
Duke Energy Florida LLC
2.500% due 12/01/29  50,000 46,781
5.950% due 11/15/52  40,000 41,103
Duke Energy Indiana LLC
2.750% due 04/01/50  60,000 36,931
3.250% due 10/01/49  50,000 34,078
3.750% due 05/15/46  50,000 38,232
4.900% due 07/15/43  100,000 92,534
5.250% due 03/01/34  40,000 40,639
Duke Energy Ohio, Inc.
2.125% due 06/01/30  35,000 31,878
5.300% due 06/15/35  65,000 65,746
5.550% due 03/15/54  155,000 149,801
Duke Energy Progress LLC
3.700% due 09/01/28  100,000 98,502
5.100% due 03/15/34  100,000 101,588
Edison International
4.800% due 03/15/31  100,000 97,325
5.250% due 03/15/32  90,000 88,914
El Paso Electric Co.
5.000% due 12/01/44  50,000 43,653
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  200,000 170,939
Enel Chile SA (Chile)
4.875% due 06/12/28  50,000 50,187
Entergy Arkansas LLC
4.200% due 04/01/49  50,000 40,152
Entergy Corp.
2.800% due 06/15/30  100,000 92,936
Entergy Louisiana LLC
2.350% due 06/15/32  100,000 87,678
3.100% due 06/15/41  400,000 302,840
3.250% due 04/01/28  50,000 49,060
4.200% due 09/01/48  50,000 40,326
4.950% due 01/15/45  40,000 36,654
5.650% due 04/15/56  65,000 63,774
5.800% due 03/15/55  105,000 105,063
Essential Utilities, Inc.
2.400% due 05/01/31  100,000 89,506
5.250% due 08/15/35  70,000 70,026
5.300% due 05/01/52  25,000 23,045
Evergy Kansas Central, Inc.
due 07/01/36 # 100,000 100,191
a
Principal
Amount Value
4.100% due 04/01/43  $ 100,000 $ 83,442
4.700% due 03/13/28  25,000 25,053
5.700% due 03/15/53  65,000 64,953
Eversource Energy
3.300% due 01/15/28  100,000 97,981
3.375% due 03/01/32  100,000 92,077
4.250% due 04/01/29  25,000 24,770
Exelon Corp.
4.050% due 04/15/30  300,000 292,919
4.450% due 04/15/46  100,000 83,448
4.950% due 06/15/35  35,000 34,029
5.100% due 06/15/45  35,000 31,963
6.500% due 03/15/55  250,000 256,680
FirstEnergy Transmission LLC
4.750% due 01/15/33  100,000 98,091
Florida Power & Light Co.
2.875% due 12/04/51  300,000 188,261
3.700% due 12/01/47  200,000 151,700
4.950% due 06/01/35  100,000 99,396
5.100% due 04/01/33  65,000 65,874
5.690% due 03/01/40  35,000 36,003
5.950% due 02/01/38  125,000 132,402
Georgia Power Co.
4.300% due 03/15/42  100,000 86,903
4.700% due 05/15/32  100,000 100,052
4.850% due 03/15/31  155,000 156,015
5.125% due 05/15/52  100,000 92,962
5.200% due 03/15/35  250,000 253,098
Idaho Power Co.
5.800% due 04/01/54  200,000 202,287
Indiana Michigan Power Co.
3.250% due 05/01/51  60,000 40,378
4.250% due 08/15/48  25,000 20,233
Interstate Power & Light Co.
3.500% due 09/30/49  25,000 17,696
ITC Holdings Corp.
3.350% due 11/15/27  50,000 49,206
Kentucky Utilities Co.
4.375% due 10/01/45  40,000 33,823
Louisville Gas & Electric Co.
4.250% due 04/01/49  35,000 28,440
MidAmerican Energy Co.
3.650% due 08/01/48  100,000 74,419
5.350% due 01/15/34  75,000 76,927
6.750% due 12/30/31  100,000 109,957
Mississippi Power Co.
3.950% due 03/30/28  25,000 24,810
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,604
National Grid PLC (United Kingdom)
5.405% due 06/09/36  200,000 199,223
National Rural Utilities Cooperative Finance
Corp.
1.350% due 03/15/31  100,000 86,306
4.023% due 11/01/32  100,000 95,808
4.850% due 02/07/29  250,000 251,642
8.000% due 03/01/32  50,000 57,688
Nevada Power Co.
5.900% due 05/01/53  250,000 251,212
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30  80,000 72,996
4.685% due 09/01/27  50,000 50,128
4.800% due 12/01/77  100,000 98,812

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.900% due 03/15/29  $ 500,000 $ 504,331
5.050% due 02/28/33  200,000 200,827
5.650% due 05/01/79  100,000 99,812
5.850% due 03/01/56  200,000 197,231
NiSource, Inc.
3.950% due 03/30/48  50,000 38,311
4.750% due 05/18/31  50,000 49,811
4.800% due 02/15/44  100,000 88,674
5.250% due 02/15/43  100,000 94,539
5.850% due 04/01/55  200,000 198,462
Northern States Power Co.
2.600% due 06/01/51  50,000 30,491
4.500% due 06/01/52  75,000 63,311
5.050% due 05/15/35  250,000 250,970
Oglethorpe Power Corp.
5.050% due 10/01/48  100,000 89,052
5.900% due 02/01/55  30,000 29,700
Ohio Edison Co.
6.875% due 07/15/36  150,000 168,732
Ohio Power Co.
1.625% due 01/15/31  65,000 56,805
Oklahoma Gas & Electric Co.
3.850% due 08/15/47  50,000 38,522
5.400% due 01/15/33  70,000 71,822
Oncor Electric Delivery Co. LLC
3.700% due 11/15/28  100,000 98,297
3.800% due 09/30/47  50,000 38,260
4.150% due 06/01/32  40,000 38,827
4.300% due 05/15/28  100,000 99,709
5.300% due 06/01/42  100,000 97,017
5.550% due 06/15/54  105,000 101,311
Pacific Gas & Electric Co.
2.100% due 08/01/27  200,000 194,781
2.500% due 02/01/31  100,000 89,755
3.300% due 08/01/40  250,000 187,617
3.500% due 08/01/50  45,000 30,045
4.400% due 03/01/32  100,000 96,680
4.950% due 07/01/50  200,000 167,088
5.900% due 10/01/54  25,000 23,641
6.150% due 01/15/33  45,000 47,031
6.400% due 06/15/33  200,000 211,706
6.700% due 04/01/53  105,000 109,300
6.750% due 01/15/53  100,000 105,068
PacifiCorp
2.900% due 06/15/52  80,000 47,886
3.500% due 06/15/29  35,000 33,809
4.125% due 01/15/49  70,000 53,282
5.350% due 12/01/53  300,000 269,294
PECO Energy Co.
2.800% due 06/15/50  45,000 28,179
3.000% due 09/15/49  55,000 36,104
3.900% due 03/01/48  60,000 46,703
PG&E Wildfire Recovery Funding LLC
4.451% due 12/01/49  450,000 392,354
4.722% due 06/01/39  50,000 49,305
Piedmont Natural Gas Co., Inc.
4.650% due 08/01/43  35,000 30,681
Potomac Electric Power Co.
5.200% due 03/15/34  100,000 101,537
PPL Electric Utilities Corp.
3.000% due 10/01/49  70,000 46,304
4.150% due 10/01/45  25,000 20,645
4.150% due 06/15/48  100,000 81,182
a
Principal
Amount Value
4.750% due 07/15/43  $ 50,000 $ 45,232
5.250% due 05/15/53  100,000 93,960
Progress Energy, Inc.
7.750% due 03/01/31  100,000 111,913
Public Service Co. of Colorado
2.700% due 01/15/51  100,000 60,202
3.700% due 06/15/28  50,000 49,333
3.800% due 06/15/47  50,000 38,359
5.150% due 09/15/35  100,000 99,419
5.250% due 04/01/53  115,000 105,886
Public Service Co. of New Hampshire
2.200% due 06/15/31  30,000 26,664
4.400% due 07/01/28  165,000 164,976
Public Service Co. of Oklahoma
2.200% due 08/15/31  100,000 88,028
Public Service Electric & Gas Co.
2.050% due 08/01/50  100,000 53,720
3.000% due 03/01/51  100,000 65,352
3.100% due 03/15/32  100,000 92,027
3.200% due 08/01/49  60,000 40,796
4.050% due 05/01/48  25,000 20,037
4.900% due 08/15/35  145,000 144,066
Public Service Enterprise Group, Inc.
2.450% due 11/15/31  100,000 88,724
5.200% due 04/01/29  55,000 55,761
5.450% due 04/01/34  55,000 56,107
6.125% due 10/15/33  100,000 105,895
Puget Energy, Inc.
4.224% due 03/15/32  70,000 67,240
Puget Sound Energy, Inc.
2.893% due 09/15/51  55,000 34,656
5.330% due 06/15/34  115,000 117,575
5.795% due 03/15/40  25,000 25,427
San Diego Gas & Electric Co.
1.700% due 10/01/30  95,000 84,074
3.750% due 06/01/47  50,000 37,886
4.100% due 06/15/49  100,000 78,065
4.150% due 05/15/48  25,000 19,897
5.400% due 04/15/35  130,000 132,148
Sempra
3.400% due 02/01/28  65,000 63,803
3.800% due 02/01/38  100,000 85,102
Sierra Pacific Power Co.
5.900% due 03/15/54  50,000 50,324
Southern California Edison Co.
2.250% due 06/01/30  120,000 108,925
2.850% due 08/01/29  75,000 70,820
2.950% due 02/01/51  120,000 72,491
3.650% due 03/01/28  50,000 49,203
3.650% due 02/01/50  70,000 48,465
3.900% due 03/15/43  50,000 38,355
4.125% due 03/01/48  10,000 7,545
4.500% due 09/01/40  50,000 43,002
5.300% due 03/01/28  200,000 201,926
5.750% due 04/15/54  350,000 326,004
Southern California Gas Co.
5.200% due 06/01/33  200,000 203,145
5.450% due 06/15/35  200,000 204,984
Southern Co.
4.250% due 07/01/36  30,000 27,767
5.700% due 10/15/32  65,000 67,627
6.375% due 03/15/55  300,000 308,891

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Southern Co. Gas Capital Corp.
4.950% due 09/15/34  $ 250,000 $ 247,039
Southwest Gas Corp.
3.800% due 09/29/46  50,000 38,148
4.050% due 03/15/32  60,000 57,359
Southwestern Electric Power Co.
3.250% due 11/01/51  200,000 131,527
3.900% due 04/01/45  50,000 38,592
4.100% due 09/15/28  50,000 49,434
6.200% due 03/15/40  50,000 52,352
Southwestern Public Service Co.
3.750% due 06/15/49  100,000 73,811
Spire Missouri, Inc.
4.800% due 02/15/33  60,000 59,892
System Energy Resources, Inc.
5.300% due 12/15/34  35,000 34,943
Tampa Electric Co.
4.300% due 06/15/48  50,000 41,452
4.450% due 06/15/49  50,000 41,650
Tucson Electric Power Co.
4.850% due 12/01/48  100,000 88,462
Union Electric Co.
2.625% due 03/15/51  200,000 119,564
3.900% due 04/01/52  30,000 22,780
5.250% due 01/15/54  155,000 144,287
8.450% due 03/15/39  100,000 128,311
Virginia Electric & Power Co.
2.300% due 11/15/31  100,000 88,799
2.400% due 03/30/32  50,000 44,167
3.800% due 09/15/47  50,000 38,224
4.000% due 11/15/46  20,000 15,850
4.900% due 09/15/35  100,000 97,922
5.000% due 04/01/33  200,000 201,089
5.650% due 03/15/55  300,000 293,556
5.700% due 03/15/56  100,000 98,295
8.875% due 11/15/38  25,000 32,784
Vistra Operations Co. LLC
5.550% due 04/30/36 ~ 500,000 497,732
Washington Gas Light Co.
3.650% due 09/15/49  25,000 18,097
WEC Energy Group, Inc.
2.200% due 12/15/28  100,000 94,552
4.750% due 01/15/28  50,000 50,139
Wisconsin Electric Power Co.
3.950% due 03/01/29  70,000 69,113
4.300% due 10/15/48  10,000 8,293
5.100% due 06/15/36  45,000 44,998
5.650% due 03/15/56  35,000 34,858
Wisconsin Power & Light Co.
3.050% due 10/15/27  100,000 98,330
4.950% due 04/01/33  90,000 90,047
Xcel Energy, Inc.
4.000% due 06/15/28  50,000 49,442
4.600% due 06/01/32  35,000 34,386
5.450% due 08/15/33  200,000 203,835
27,916,495
Total Corporate Bonds & Notes
    (Cost $302,609,273) 283,657,499
a
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 25.0%
Collateralized Mortgage Obligations - Commercial - 1.5%
Bank
1.844% due 03/15/63  $ 131,250 $ 116,191
1.997% due 11/15/53  250,000 220,691
2.470% due 09/15/64  500,000 443,346
2.649% due 01/15/63  200,000 185,231
2.920% due 12/15/52  200,000 187,955
3.175% due 09/15/60  196,209 193,275
Bank5
5.282% due 08/15/63  337,562 342,564
BBCMS Mortgage Trust
2.299% due 02/15/54  300,000 268,174
2.639% due 02/15/53  200,000 184,335
3.662% due 04/15/55 § 300,000 275,623
5.297% due 12/15/58  300,000 304,874
Benchmark Mortgage Trust
1.850% due 09/15/53  250,000 222,740
1.925% due 07/15/53  197,917 175,198
2.576% due 11/15/54  350,000 311,195
2.577% due 04/15/54  200,000 179,075
2.732% due 02/15/53  200,000 185,653
4.121% due 07/15/51 § 200,000 196,753
5.184% due 02/15/59  200,000 202,195
5.249% due 01/15/58  54,545 55,290
5.754% due 07/15/56  181,000 188,571
BMO Mortgage Trust
5.317% due 02/15/59  404,412 410,626
5.684% due 06/25/59  300,000 309,073
CD Mortgage Trust
3.456% due 11/13/50  175,000 172,633
COMM Mortgage Trust
4.228% due 05/10/51  400,000 392,404
CSAIL Commercial Mortgage Trust
3.458% due 11/15/50 § 600,000 585,282
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
1.350% due 05/25/30  575,000 513,472
1.406% due 08/25/30  250,000 221,849
1.477% due 04/25/30  107,143 96,517
1.517% due 03/25/30  222,222 200,972
1.547% due 10/25/30  200,000 177,459
1.558% due 04/25/30  140,000 126,304
1.621% due 12/25/30  186,667 165,792
1.872% due 01/25/30  166,667 152,875
2.020% due 03/25/31  250,000 225,074
2.361% due 10/25/36  250,000 202,123
2.524% due 10/25/29  200,000 188,439
2.673% due 09/25/29  200,000 189,499
3.303% due 11/25/27 § 609,000 600,618
3.422% due 02/25/29  196,721 191,704
3.800% due 10/25/32 § 350,000 335,525
3.926% due 06/25/28  100,000 98,990
3.990% due 08/25/33 § 42,000 40,313
4.050% due 07/25/33  318,182 307,876
4.200% due 05/25/33  484,691 473,633
4.290% due 07/25/30 § 300,000 297,757
4.350% due 04/25/35 § 300,000 291,768
4.385% due 12/25/35 § 400,000 391,045
4.404% due 04/25/30  200,000 199,763
4.430% due 02/25/33 § 70,370 69,777
5.355% due 01/25/29 § 350,000 356,516

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Federal National Mortgage Association-ACES
1.270% due 07/25/30  $ 200,000 $ 177,838
1.513% due 02/25/31 § 245,000 215,541
1.725% due 10/25/31 § 250,000 216,987
1.739% due 11/25/32 § 500,000 426,894
1.821% due 02/25/30  43,241 39,615
2.980% due 08/25/29  409,221 393,050
3.026% due 01/25/28 § 380,550 372,384
3.081% due 12/25/27 § 110,937 109,015
3.776% due 08/25/30 § 269,005 261,797
4.190% due 07/25/28 § 320,701 318,681
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/53  300,000 261,572
Morgan Stanley Capital I Trust
2.728% due 05/15/54  250,000 226,420
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54  250,000 225,021
4.184% due 06/15/51  200,000 197,515
15,866,937
Federal Home Loan Mortgage Corp. - 6.4%
1.500% due 02/01/37 - 05/01/51 3,400,889 2,777,935
2.000% due 09/01/35 - 02/01/52 12,463,742 10,447,921
2.500% due 08/01/28 - 04/01/52 14,563,598 12,337,532
3.000% due 09/01/26 - 08/01/52 7,242,383 6,484,467
3.500% due 01/01/29 - 09/01/49 4,337,861 4,041,811
4.000% due 04/01/39 - 01/01/53 3,605,577 3,422,764
4.500% due 05/01/38 - 04/01/56 4,640,114 4,502,724
5.000% due 12/01/31 - 05/01/56 9,826,576 9,726,267
5.500% due 04/01/34 - 09/01/55 5,179,903 5,228,522
6.000% due 04/01/36 - 09/01/55 8,752,690 8,983,125
6.500% due 08/01/37 - 06/01/55 2,678,396 2,783,140
70,736,208
Federal National Mortgage Association - 10.7%
1.500% due 12/01/35 - 11/01/51 8,075,754 6,718,252
2.000% due 11/01/35 - 03/01/52 42,729,226 35,026,425
2.500% due 10/01/27 - 04/01/52 20,698,385 17,705,377
3.000% due 02/01/27 - 04/01/52 12,920,411 11,574,745
3.500% due 10/01/26 - 02/01/53 10,363,231 9,591,221
4.000% due 09/01/38 - 08/01/52 7,148,352 6,800,353
4.500% due 05/01/29 - 03/01/53 4,160,977 4,053,961
5.000% due 04/01/34 - 02/01/56 4,720,683 4,674,503
5.500% due 11/01/33 - 11/01/55 11,818,552 11,913,764
5.938% (RFUCC + 1.695%)
due 06/01/38 § 643 655
6.000% due 09/01/34 - 10/01/55 5,362,275 5,504,998
6.440% (RFUCC + 1.690%)
due 08/01/39 § 1,308 1,349
6.500% due 09/01/36 - 08/01/54 3,258,389 3,379,094
116,944,697
Government National Mortgage Association - 5.7%
due 07/20/54 # 550,000 569,853
due 07/20/56 # 2,400,000 2,366,488
due 07/20/56 # 900,000 904,563
2.000% due 10/20/50 - 03/20/52 10,281,227 8,442,625
2.500% due 01/20/43 - 04/20/52 10,795,226 9,250,933
3.000% due 08/20/42 - 08/20/52 7,938,163 7,108,894
3.500% due 10/15/41 - 10/20/52 6,407,081 5,890,152
4.000% due 06/15/39 - 11/20/52 4,915,352 4,660,060
4.500% due 02/15/39 - 10/20/55 4,823,808 4,683,870
5.000% due 05/15/36 - 06/20/56 7,763,637 7,689,046
5.500% due 04/15/37 - 06/20/55 6,647,299 6,706,162
a
Principal
Amount Value
6.000% due 01/15/38 - 06/20/55 $ 3,507,445 $ 3,601,728
6.500% due 10/15/38 - 03/20/55 1,135,285 1,180,516
63,054,890
Uniform Mortgage-Backed Securities - 0.7%
due 07/01/56 # 2,575,000 2,583,630
due 07/01/56 # 3,200,000 3,144,756
due 07/01/56 # 725,000 750,030
6.000% due 07/01/56  1,250,000 1,278,006
7,756,422
Total Mortgage-Backed Securities
    (Cost $298,243,353) 274,359,154
ASSET-BACKED SECURITIES - 0.4%
Automobile Sequential - 0.2%
CarMax Auto Owner Trust
4.350% due 07/15/30  50,000 50,029
4.840% due 01/15/30  75,000 75,392
Carvana Auto Receivables Trust
4.140% due 12/10/30  190,000 189,088
Exeter Automobile Receivables Trust
4.470% due 07/15/30  300,000 299,756
Ford Credit Auto Owner Trust
3.910% due 04/15/30  91,000 90,353
4.390% due 02/15/31  100,000 100,001
Ford Credit Floorplan Master Owner Trust A
4.060% due 09/15/30  129,000 127,922
GM Financial Automobile Leasing Trust
4.300% due 03/20/29  100,000 99,907
GM Financial Consumer Automobile
Receivables Trust
4.180% due 08/16/30  38,000 37,938
Honda Auto Receivables Owner Trust
4.150% due 10/15/29  68,000 67,876
4.300% due 11/15/30  154,000 153,709
Hyundai Auto Receivables Trust
3.990% due 09/16/30  100,000 99,309
4.510% due 02/18/31  167,000 167,519
Mercedes-Benz Auto Lease Trust
3.880% due 04/16/29  200,000 198,841
Toyota Auto Receivables Owner Trust
4.110% due 03/15/30  100,000 99,746
4.340% due 11/15/29  88,000 88,065
Volkswagen Auto Lease Trust
4.500% due 06/20/28  90,000 90,191
Volkswagen Auto Loan Enhanced Trust
3.920% due 03/20/30  80,000 79,354
World Omni Auto Receivables Trust
3.950% due 03/17/31  83,000 82,480
2,197,476
Credit Card Bullet - 0.1%
American Express Credit Account Master Trust
4.560% due 12/17/29  300,000 301,295
Chase Issuance Trust
4.160% due 07/15/30  233,000 232,223
Citibank Credit Card Issuance Trust
6.150% due 06/15/39  250,000 274,292
Synchrony Card Funding LLC
4.490% due 05/15/31  200,000 200,145

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
WF Card Issuance Trust
4.290% due 10/15/29  $ 99,000 $ 99,094
1,107,049
Other Asset-Backed Securities - 0.1%
John Deere Owner Trust
4.170% due 12/17/29  200,000 199,284
Verizon Master Trust
5.340% due 04/22/30  300,000 302,633
501,917
Total Asset-Backed Securities
    (Cost $3,841,937) 3,806,442
U.S. GOVERNMENT AGENCY ISSUES - 0.5%
Federal Home Loan Banks
3.250% due 11/16/28  1,000,000 980,153
4.125% due 06/01/28  490,000 489,690
5.500% due 07/15/36  100,000 107,906
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32  475,000 524,445
6.750% due 03/15/31  500,000 553,934
Federal National Mortgage Association
0.750% due 10/08/27  800,000 766,986
0.875% due 08/05/30  500,000 438,184
5.625% due 07/15/37  100,000 109,049
6.625% due 11/15/30  500,000 548,005
7.125% due 01/15/30  525,000 575,078
Tennessee Valley Authority
3.500% due 12/15/42  100,000 83,224
3.875% due 03/15/28  318,000 316,806
4.250% due 09/15/65  200,000 163,762
5.250% due 09/15/39  25,000 26,020
5.375% due 04/01/56  50,000 50,670
7.125% due 05/01/30  50,000 55,072
Total U.S. Government Agency Issues
    (Cost $6,060,585) 5,788,984
U.S. TREASURY OBLIGATIONS - 45.5%
U.S. Treasury Bonds - 9.9%
1.125% due 05/15/40  1,750,000 1,108,003
1.125% due 08/15/40  1,700,000 1,065,455
1.250% due 05/15/50  1,850,000 880,810
1.375% due 11/15/40  3,000,000 1,940,449
1.375% due 08/15/50  3,600,000 1,766,812
1.625% due 11/15/50  2,100,000 1,098,152
1.750% due 08/15/41  2,750,000 1,844,165
1.875% due 02/15/41  4,100,000 2,846,057
1.875% due 02/15/51  3,100,000 1,723,830
1.875% due 11/15/51  2,400,000 1,319,437
2.000% due 02/15/50  2,250,000 1,311,680
2.000% due 08/15/51  4,200,000 2,392,195
2.250% due 05/15/41  4,200,000 3,063,211
2.250% due 08/15/46  2,150,000 1,402,959
2.250% due 08/15/49  1,350,000 840,006
2.250% due 02/15/52  2,700,000 1,626,381
2.375% due 02/15/42  3,250,000 2,371,421
2.375% due 11/15/49  1,950,000 1,242,592
2.375% due 05/15/51  3,500,000 2,189,824
2.500% due 02/15/46  1,600,000 1,103,656
2.500% due 05/15/46  1,000,000 687,168
a
Principal
Amount Value
2.750% due 08/15/42  $ 450,000 $ 343,898
2.750% due 11/15/42  1,850,000 1,406,578
2.750% due 11/15/47  1,100,000 775,715
2.875% due 08/15/45  1,000,000 742,344
2.875% due 05/15/49  1,275,000 905,748
2.875% due 05/15/52  2,750,000 1,902,817
3.000% due 05/15/42  1,075,000 856,053
3.000% due 05/15/45  250,000 190,166
3.000% due 02/15/47  500,000 372,227
3.000% due 05/15/47  700,000 519,805
3.000% due 02/15/48  2,000,000 1,473,047
3.000% due 08/15/48  1,500,000 1,099,395
3.000% due 02/15/49  2,000,000 1,458,750
3.000% due 08/15/52  3,000,000 2,127,539
3.125% due 11/15/41  975,000 796,644
3.125% due 02/15/43  1,000,000 799,805
3.125% due 08/15/44  600,000 469,664
3.125% due 05/15/48  1,700,000 1,277,723
3.250% due 05/15/42  2,000,000 1,647,461
3.375% due 08/15/42  1,250,000 1,043,457
3.625% due 08/15/43  1,525,000 1,299,526
3.625% due 02/15/44  500,000 423,770
3.625% due 02/15/53  3,350,000 2,679,869
3.625% due 05/15/53  3,500,000 2,797,949
3.750% due 08/15/41  1,300,000 1,155,984
3.750% due 11/15/43  1,000,000 864,648
3.875% due 02/15/43  750,000 664,790
3.875% due 05/15/43  2,500,000 2,210,498
4.000% due 11/15/52  2,200,000 1,882,719
4.125% due 08/15/53  1,000,000 873,730
4.250% due 11/15/40  750,000 711,885
4.250% due 02/15/54  4,000,000 3,569,766
4.375% due 05/15/40  1,025,000 991,327
4.375% due 05/15/41  775,000 742,910
4.500% due 02/15/36  1,750,000 1,772,217
4.500% due 05/15/38  500,000 500,547
4.500% due 08/15/39  700,000 690,703
4.500% due 02/15/44  1,750,000 1,667,148
4.625% due 05/15/54  750,000 712,427
4.625% due 02/15/55  4,000,000 3,802,031
4.625% due 11/15/55  1,000,000 951,484
4.750% due 02/15/41  1,350,000 1,350,870
4.750% due 11/15/43  750,000 737,930
4.750% due 02/15/45  2,000,000 1,956,914
4.750% due 11/15/53  750,000 725,757
4.750% due 05/15/55  4,800,000 4,656,937
4.750% due 08/15/55  3,250,000 3,153,896
4.875% due 08/15/45  3,000,000 2,977,969
5.000% due 05/15/45  3,873,900 3,907,948
5.000% due 05/15/46  1,000,000 1,007,578
5.000% due 05/15/56  2,500,000 2,526,758
5.375% due 02/15/31  1,100,000 1,155,043
109,156,627
U.S. Treasury Notes - 35.6%
0.500% due 10/31/27  2,000,000 1,906,289
0.625% due 12/31/27  3,000,000 2,847,539
0.625% due 05/15/30  2,350,000 2,053,680
0.625% due 08/15/30  3,400,000 2,944,918
0.750% due 01/31/28  2,500,000 2,370,215
0.875% due 11/15/30  4,250,000 3,691,191
1.000% due 07/31/28  2,000,000 1,875,273
1.125% due 02/29/28  2,750,000 2,616,958
1.125% due 08/31/28  2,750,000 2,578,716

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
1.125% due 02/15/31  $ 3,500,000 $ 3,054,707
1.250% due 03/31/28  4,000,000 3,805,547
1.250% due 04/30/28  2,500,000 2,372,998
1.250% due 05/31/28  3,000,000 2,840,918
1.250% due 06/30/28  1,500,000 1,417,207
1.250% due 09/30/28  3,000,000 2,814,023
1.250% due 08/15/31  5,500,000 4,754,492
1.375% due 10/31/28  4,000,000 3,753,828
1.375% due 12/31/28  2,400,000 2,242,687
1.375% due 11/15/31  5,500,000 4,750,732
1.500% due 11/30/28  2,500,000 2,348,291
1.625% due 08/15/29  2,000,000 1,853,750
1.625% due 05/15/31  6,000,000 5,323,594
1.750% due 01/31/29  1,500,000 1,411,875
1.875% due 02/28/29  2,000,000 1,885,664
1.875% due 02/15/32  3,500,000 3,088,066
2.250% due 08/15/27  4,200,000 4,113,539
2.250% due 11/15/27  2,300,000 2,242,006
2.375% due 03/31/29  2,675,000 2,552,013
2.375% due 05/15/29  1,000,000 952,266
2.625% due 02/15/29  2,750,000 2,645,747
2.625% due 07/31/29  2,000,000 1,911,797
2.750% due 07/31/27  1,500,000 1,478,203
2.750% due 05/31/29  2,000,000 1,923,477
2.750% due 08/15/32  3,000,000 2,755,664
2.875% due 05/15/28  2,500,000 2,442,627
2.875% due 08/15/28  1,750,000 1,704,712
2.875% due 04/30/29  2,000,000 1,931,914
2.875% due 05/15/32  3,500,000 3,249,941
3.125% due 08/31/27  2,500,000 2,471,680
3.125% due 11/15/28  3,000,000 2,930,332
3.125% due 08/31/29  1,500,000 1,453,887
3.250% due 06/30/29  1,750,000 1,705,293
3.375% due 11/30/27  2,000,000 1,978,672
3.375% due 12/31/27  2,750,000 2,718,740
3.375% due 02/29/28  4,000,000 3,950,469
3.375% due 05/15/33  4,250,000 4,014,756
3.500% due 09/30/27  3,000,000 2,976,680
3.500% due 10/31/27  1,000,000 991,484
3.500% due 01/31/28  2,100,000 2,078,508
3.500% due 04/30/28  2,500,000 2,470,850
3.500% due 10/15/28  3,000,000 2,956,523
3.500% due 03/15/29  3,000,000 2,949,844
3.500% due 09/30/29  2,500,000 2,449,512
3.500% due 01/31/30  1,500,000 1,466,484
3.500% due 04/30/30  1,750,000 1,707,891
3.500% due 11/30/30  4,000,000 3,888,125
3.500% due 02/28/31  2,500,000 2,426,855
3.500% due 02/15/33  4,750,000 4,532,725
3.625% due 08/31/27  2,500,000 2,485,742
3.625% due 03/31/28  3,250,000 3,220,547
3.625% due 05/31/28  3,500,000 3,465,820
3.625% due 08/31/29  1,500,000 1,476,123
3.625% due 03/31/30  2,000,000 1,961,523
3.625% due 08/31/30  2,500,000 2,445,996
3.625% due 09/30/30  3,000,000 2,934,141
3.625% due 10/31/30  1,000,000 977,520
3.625% due 12/31/30  2,000,000 1,953,047
3.750% due 04/15/28  1,750,000 1,737,695
3.750% due 04/30/28  2,000,000 1,985,781
3.750% due 12/31/28  2,750,000 2,722,983
3.750% due 01/31/31  2,000,000 1,962,422
3.750% due 10/31/32  2,500,000 2,426,318
a
Principal
Amount Value
3.875% due 07/31/27  $ 7,000,000 $ 6,980,723
3.875% due 11/30/27  2,500,000 2,490,381
3.875% due 12/31/27  1,500,000 1,493,789
3.875% due 03/31/28  3,000,000 2,985,586
3.875% due 07/15/28  3,000,000 2,983,008
3.875% due 05/15/29  5,000,000 4,961,914
3.875% due 09/30/29  1,500,000 1,486,641
3.875% due 04/30/30  2,500,000 2,473,193
3.875% due 06/30/30  1,500,000 1,482,773
3.875% due 03/31/31  3,000,000 2,957,813
3.875% due 08/31/32  3,000,000 2,935,840
3.875% due 12/31/32  2,000,000 1,953,164
3.875% due 08/15/33  2,000,000 1,945,117
3.875% due 08/15/34  1,000,000 966,016
4.000% due 05/31/28  5,000,000 4,985,742
4.000% due 06/30/28  2,750,000 2,741,729
4.000% due 01/31/29  3,000,000 2,987,461
4.000% due 07/31/29  3,000,000 2,985,996
4.000% due 10/31/29  1,500,000 1,491,914
4.000% due 02/28/30  2,000,000 1,988,164
4.000% due 05/31/30  20,000,000 19,867,188
4.000% due 07/31/30  1,750,000 1,737,524
4.000% due 01/31/31  1,500,000 1,487,197
4.000% due 04/30/32  3,000,000 2,960,859
4.000% due 02/15/34  5,750,000 5,618,604
4.000% due 11/15/35  500,000 483,750
4.125% due 09/30/27  1,000,000 999,805
4.125% due 10/31/27  3,000,000 2,998,535
4.125% due 11/15/27  1,500,000 1,499,268
4.125% due 06/30/28  1,500,000 1,499,268
4.125% due 07/31/28  2,000,000 1,998,750
4.125% due 10/31/29  1,500,000 1,497,773
4.125% due 11/30/29  3,000,000 2,995,664
4.125% due 08/31/30  1,750,000 1,745,352
4.125% due 05/31/31  7,000,000 6,975,391
4.125% due 06/30/31  1,500,000 1,494,785
4.125% due 07/31/31  2,000,000 1,991,914
4.125% due 11/30/31  1,750,000 1,740,942
4.125% due 02/29/32  1,500,000 1,491,094
4.125% due 03/31/32  2,000,000 1,987,383
4.125% due 11/15/32  3,450,000 3,419,678
4.125% due 04/30/33  1,500,000 1,483,828
4.250% due 01/15/28  1,000,000 1,001,172
4.250% due 02/15/28  3,000,000 3,003,691
4.250% due 02/28/29  5,000,000 5,010,840
4.250% due 06/30/29  2,000,000 2,004,688
4.250% due 01/31/30  3,000,000 3,006,914
4.250% due 02/28/31  2,000,000 2,003,633
4.250% due 06/30/31  2,000,000 2,003,125
4.250% due 03/31/33  5,000,000 4,985,156
4.250% due 05/31/33  3,000,000 2,989,219
4.250% due 06/30/33  1,500,000 1,494,258
4.250% due 11/15/34  1,000,000 990,332
4.250% due 05/15/35  5,500,000 5,435,762
4.250% due 08/15/35  4,500,000 4,443,223
4.375% due 07/15/27  2,500,000 2,506,499
4.375% due 08/31/28  2,500,000 2,510,791
4.375% due 11/30/28  2,500,000 2,511,816
4.375% due 12/31/29  2,500,000 2,516,357
4.375% due 11/30/30  1,750,000 1,762,065
4.375% due 01/31/32  2,000,000 2,013,086
4.375% due 05/15/34  4,500,000 4,502,197
4.375% due 05/15/36  4,000,000 3,979,062

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.500% due 05/31/29  $ 2,000,000 $ 2,018,320
4.500% due 12/31/31  1,000,000 1,012,910
4.500% due 11/15/33  2,500,000 2,525,391
4.625% due 09/30/28  2,500,000 2,524,463
4.625% due 04/30/29  3,000,000 3,036,328
4.625% due 04/30/31  1,500,000 1,527,041
4.625% due 05/31/31  1,000,000 1,018,066
4.625% due 02/15/35  5,000,000 5,079,883
4.875% due 10/31/28  2,000,000 2,030,977
4.875% due 10/31/30  2,000,000 2,052,969
391,133,782
Total U.S. Treasury Obligations
    (Cost $535,266,305) 500,290,409
FOREIGN GOVERNMENT BONDS & NOTES - 1.7%
Canada Government (Canada)
3.750% due 04/26/28
300,000
298,256
4.000% due 03/18/30
145,000
144,135
4.250% due 05/28/31
145,000
145,303
Chile Government (Chile)
2.550% due 07/27/33
250,000
215,025
3.500% due 01/31/34
200,000
181,990
3.860% due 06/21/47
300,000
237,225
4.950% due 01/05/36
200,000
198,190
Export Development Canada (Canada)
3.750% due 09/07/27
100,000
99,549
3.875% due 02/14/28
100,000
99,549
Export-Import Bank of Korea (South Korea)
5.000% due 01/11/28
150,000
151,580
5.125% due 01/11/33
200,000
207,190
Indonesia Government (Indonesia)
2.850% due 02/14/30
200,000
187,379
3.550% due 03/31/32
200,000
185,744
4.200% due 10/15/50
300,000
237,476
4.550% due 01/11/28
200,000
200,565
4.900% due 04/16/36
150,000
144,685
5.600% due 01/15/35
200,000
203,757
Israel Government (Israel)
2.750% due 07/03/30
200,000
183,912
5.000% due 01/13/36
200,000
195,347
5.500% due 03/12/34
200,000
203,023
5.625% due 02/19/35
200,000
204,705
Japan Bank for International Cooperation
(Japan)
1.250% due 01/21/31
200,000
174,619
1.875% due 04/15/31
200,000
178,754
3.250% due 07/20/28
200,000
195,926
4.375% due 01/23/36
100,000
97,807
4.625% due 07/19/28
200,000
201,287
Japan International Cooperation Agency
(Japan)
3.375% due 06/12/28
200,000
196,703
Korea Development Bank (South Korea)
4.000% due 01/28/31
150,000
147,679
4.500% due 02/15/29
250,000
250,999
4.875% due 02/03/30
200,000
203,303
Korea International (South Korea)
1.750% due 10/15/31
200,000
176,147
Mexico Government (Mexico)
2.659% due 05/24/31
200,000
176,730
3.500% due 02/12/34
200,000
170,800
4.280% due 08/14/41
200,000
157,800
a
Principal
Amount Value
4.500% due 01/31/50
$ 200,000
$ 148,300
4.600% due 01/23/46
250,000
193,688
4.600% due 02/10/48
200,000
152,000
4.750% due 04/27/32
350,000
335,956
4.750% due 03/08/44
264,000
212,916
6.000% due 05/13/30
500,000
513,350
6.400% due 05/07/54
500,000
472,375
6.625% due 01/29/38
200,000
205,200
6.750% due 09/27/34
225,000
237,915
6.875% due 05/13/37
300,000
315,090
Panama Government (Panama)
3.870% due 07/23/60
200,000
138,250
4.500% due 05/15/47
350,000
289,993
6.400% due 02/14/35
265,000
280,502
6.700% due 01/26/36
100,000
107,805
8.000% due 03/01/38
200,000
235,310
8.875% due 09/30/27
100,000
105,115
Peruvian Government (Peru)
2.780% due 12/01/60
200,000
109,680
2.783% due 01/23/31
300,000
277,155
3.300% due 03/11/41
250,000
193,900
5.375% due 02/08/35
70,000
70,735
5.500% due 03/30/36
111,000
112,238
Philippine Government (Philippines)
1.648% due 06/10/31
200,000
173,570
2.950% due 05/05/45
200,000
136,470
3.000% due 02/01/28
200,000
195,974
4.750% due 03/05/35
100,000
96,996
5.000% due 01/27/36
150,000
147,194
5.900% due 02/04/50
200,000
203,657
6.375% due 10/23/34
250,000
269,785
7.750% due 01/14/31
200,000
224,565
Province of Alberta Canada (Canada)
1.300% due 07/22/30
250,000
222,729
4.500% due 01/24/34
150,000
149,890
Province of British Columbia (Canada)
1.300% due 01/29/31
500,000
438,157
4.200% due 07/06/33
100,000
98,262
4.800% due 06/11/35
225,000
227,713
4.900% due 04/24/29
200,000
203,490
Province of Manitoba Canada (Canada)
1.500% due 10/25/28
155,000
145,725
Province of New Brunswick Canada (Canada)
3.625% due 02/24/28
50,000
49,499
Province of Ontario (Canada)
2.000% due 10/02/29
100,000
93,223
2.125% due 01/21/32
150,000
133,368
3.800% due 01/29/29
165,000
163,351
3.900% due 09/04/30
400,000
394,453
4.850% due 06/11/35
90,000
91,640
4.850% due 05/29/36
125,000
126,757
Province of Quebec (Canada)
1.350% due 05/28/30
50,000
44,750
3.625% due 04/13/28
200,000
198,072
3.875% due 01/14/31 †
150,000
147,386
4.250% due 09/05/34
100,000
97,828
4.500% due 04/03/29
200,000
201,433
4.625% due 08/28/35
133,000
132,734
7.500% due 09/15/29
75,000
82,194
Republic of Italy Government (Italy)
3.875% due 05/06/51
200,000
149,136
4.000% due 10/17/49
200,000
154,247

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Republic of Poland Government (Poland)
4.875% due 02/12/30
$ 100,000
$ 101,195
5.125% due 09/18/34
250,000
251,537
5.375% due 04/14/36
150,000
151,422
5.500% due 11/16/27
250,000
253,668
5.500% due 03/18/54
145,000
137,406
State of Israel (Israel)
3.375% due 01/15/50
500,000
334,186
Svensk Exportkredit AB (Sweden)
3.750% due 09/13/27
200,000
199,045
4.250% due 02/01/29
200,000
200,254
Uruguay Government (Uruguay)
4.125% due 11/20/45
143,467
124,350
4.375% due 10/27/27
133,333
133,527
5.100% due 06/18/50
200,000
187,750
5.750% due 10/28/34
200,000
209,500
Total Foreign Government Bonds & Notes
    (Cost $19,789,528) 18,438,700
MUNICIPAL BONDS - 0.4%
American Municipal Power, Inc.
6.449% due 02/15/44  25,000 26,089
Bay Area Toll Authority
6.263% due 04/01/49  25,000 26,093
7.043% due 04/01/50  37,421 42,551
California State University
2.975% due 11/01/51  50,000 34,697
5.183% due 11/01/53  200,000 192,036
Central Puget Sound Regional Transit Authority
5.491% due 11/01/39  25,000 25,255
Chicago O'Hare International Airport
4.472% due 01/01/49  30,000 26,113
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.899% due 12/01/40  85,938 94,865
City of Houston
3.961% due 03/01/47  50,000 43,234
City of New York
5.517% due 10/01/37  40,000 40,270
Commonwealth of Massachusetts
4.910% due 05/01/29  100,000 100,750
5.456% due 12/01/39  25,000 25,260
County of Clark Department of Aviation
6.820% due 07/01/45  125,000 137,805
Dallas Area Rapid Transit
2.613% due 12/01/48  200,000 136,035
Dallas Fort Worth International Airport
4.507% due 11/01/51  100,000 87,504
Dallas Independent School District
6.450% due 02/15/35  50,000 50,935
Empire State Development Corp.
5.770% due 03/15/39  15,000 15,303
Golden State Tobacco Securitization Corp.
4.214% due 06/01/50  150,000 105,912
Grand Parkway Transportation Corp.
3.236% due 10/01/52  250,000 173,612
Louisiana Local Government Environmental
Facilities & Community Development
Authority Class A3
5.198% due 12/01/39  300,000 302,069
a
Principal
Amount Value
Metropolitan Transportation Authority
6.668% due 11/15/39  $ 55,000 $ 59,431
Municipal Electric Authority of Georgia
6.637% due 04/01/57  25,000 26,724
6.655% due 04/01/57  92,000 98,869
New Jersey Economic Development Authority
7.425% due 02/15/29  93,000 96,502
New Jersey Turnpike Authority
7.102% due 01/01/41  100,000 114,239
New York City Municipal Water Finance
Authority
5.952% due 06/15/42  50,000 50,168
6.011% due 06/15/42  10,000 10,093
Pennsylvania Turnpike Commission
5.511% due 12/01/45  75,000 75,053
Permanent University Fund - University of
Texas System
3.376% due 07/01/47  185,000 139,829
Port Authority of New York & New Jersey
3.175% due 07/15/60  250,000 163,798
4.031% due 09/01/48  50,000 41,571
4.229% due 10/15/57  30,000 24,591
4.458% due 10/01/62  100,000 84,988
5.647% due 11/01/40  150,000 157,534
Regents of the University of California Medical
Center Pooled Revenue
4.132% due 05/15/32  100,000 97,811
Rutgers The State University of New Jersey
3.915% due 05/01/19  15,000 9,911
Sales Tax Securitization Corp.
4.787% due 01/01/48  50,000 46,087
San Diego County Regional Transportation
Commission
5.911% due 04/01/48  50,000 50,501
State Board of Administration Finance Corp.
2.154% due 07/01/30  100,000 91,673
State of California
1.700% due 02/01/28  200,000 192,222
3.500% due 04/01/28  100,000 98,770
5.125% due 03/01/38  200,000 200,473
7.300% due 10/01/39  100,000 114,223
7.500% due 04/01/34  50,000 56,900
7.600% due 11/01/40  270,000 323,666
7.625% due 03/01/40  40,000 47,292
State of Texas
5.517% due 04/01/39  93,731 95,080
Texas Department of Transportation State
Highway Fund
5.178% due 04/01/30  25,000 25,513
University of California
4.767% due 05/15/15  75,000 61,111
4.858% due 05/15/12  100,000 83,045
University of Michigan
3.599% due 04/01/47  80,000 66,516
4.454% due 04/01/22  100,000 78,677
Total Municipal Bonds
    (Cost $5,110,075) 4,569,249
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $1,170,921,056) 1,090,910,437

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
SECURITIES LENDING COLLATERAL - 0.6%
Mutual Funds - 0.2%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 2,604,041 $ 2,604,041
Principal
Amount
Repurchase Agreements - 0.4%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$3,222,033; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $3,286,475) $ 3,221,706 3,221,706
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$1,494,804; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $1,526,675) 1,492,639 1,492,639
4,714,345
Total Securities Lending Collateral
(Cost $7,318,386) 7,318,386
a
TOTAL INVESTMENTS - 99.9%
(Cost $1,178,239,442) 1,098,228,823
OTHER ASSETS & LIABILITIES, NET -  0.1% 847,575
NET ASSETS - 100.0% $ 1,099,076,398
U.S. Treasury Obligations 45 .5%
Corporate Bonds & Notes 25 .8%
Mortgage-Backed Securities 25 .0%
Others (each less than 3.0%) 3 .6%
99 .9%
Other Assets & Liabilities, Net 0 .1%
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 283,657,499 $ – $ 283,657,499 $ –
Mortgage-Backed Securities 274,359,154 – 274,359,154 –
Asset-Backed Securities 3,806,442 – 3,806,442 –
U.S. Government Agency Issues 5,788,984 – 5,788,984 –
U.S. Treasury Obligations 500,290,409 – 500,290,409 –
Foreign Government Bonds & Notes 18,438,700 – 18,438,700 –
Municipal Bonds 4,569,249 – 4,569,249 –
Securities Lending Collateral 7,318,386 2,604,041 4,714,345 –
Total $ 1,098,228,823 $ 2,604,041 $ 1,095,624,782 $ –

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.0%
Energy - 0.0%
spacing
Patterson-UTI Energy, Inc. 306 $ 2,809
Financial - 0.0%
spacing
Stearns Holdings LLC Class B * ± Ω 3,570 –
Industrial - 0.0%
spacing
Luxco Co. Ltd. * Ω (France)  6,969 139,193
Total Common Stocks
    (Cost $166,697) 142,002
Principal
Amount
CORPORATE BONDS & NOTES - 98.0%
Basic Materials - 5.5%
Ahlstrom Holding 3 OYJ (Finland)
4.875% due 02/04/28 ~ $ 100,000 98,984
Alcoa Nederland Holding BV
4.125% due 03/31/29 ~ 6,000 5,848
Algoma Steel, Inc. (Canada)
9.125% due 04/15/29 ~ 150,000 140,336
Alumina Pty. Ltd.
6.125% due 03/15/30 ~ 266,000 270,540
6.375% due 09/15/32 ~ 204,000 207,872
Arcosa, Inc.
4.375% due 04/15/29 ~ 15,000 14,764
6.875% due 08/15/32 ~ 66,000 68,901
Arsenal AIC Parent LLC
8.000% due 10/01/30 ~ 20,000 20,869
11.500% due 10/01/31 ~ 125,000 134,115
Axalta Coating Systems Dutch Holding B BV
7.250% due 02/15/31 ~ 120,000 124,802
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV
4.750% due 06/15/27 ~ 240,000 239,422
Capstone Copper Corp. (Canada)
6.750% due 03/31/33 ~ 113,000 114,606
Carpenter Technology Corp.
5.625% due 03/01/34 ~ 81,000 81,040
Celanese U.S. Holdings LLC
6.500% due 04/15/30  6,000 6,119
6.750% due 04/15/33  283,000 288,442
7.000% due 02/15/31  108,000 111,236
7.330% due 07/15/29  221,000 231,164
7.350% due 11/15/28  108,000 112,553
7.375% due 02/15/34 † 152,000 157,148
7.379% due 07/15/32 † 347,000 365,149
7.550% due 11/15/30  123,000 130,454
7.700% due 11/15/33  103,000 110,109
Century Aluminum Co.
6.875% due 08/01/32 ~ 111,000 114,258
Cerdia Finanz GmbH (Germany)
9.375% due 10/03/31 ~ 158,000 141,936
Champion Iron Canada, Inc. (Canada)
7.875% due 07/15/32 ~ 16,000 16,581
Chemours Co.
4.625% due 11/15/29 ~ 20,000 19,103
5.750% due 11/15/28 ~ 38,000 38,105
7.875% due 03/15/34 ~ 178,000 179,026
8.000% due 01/15/33 ~ 303,000 307,112
a
Principal
Amount Value
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~ $ 209,000 $ 201,860
4.875% due 03/01/31 ~ 150,000 137,238
6.250% due 10/01/40  91,000 72,618
6.750% due 04/15/30 ~ 212,000 212,340
6.875% due 11/01/29 ~ 100,000 100,946
7.000% due 03/15/32 ~ 163,000 161,915
7.375% due 05/01/33 ~ † 297,000 297,064
7.500% due 09/15/31 ~ 14,000 14,180
7.625% due 01/15/34 ~ 184,000 183,891
Coeur Mining, Inc.
5.125% due 02/15/29 ~ 108,000 107,176
Commercial Metals Co.
3.875% due 02/15/31  92,000 86,256
4.375% due 03/15/32  179,000 169,666
5.750% due 11/15/33 ~ 26,000 25,861
6.000% due 12/15/35 ~ 161,000 160,669
Compass Minerals International, Inc.
8.000% due 07/01/30 ~ 198,000 208,942
Consolidated Energy Finance SA (Switzerland)
5.625% due 10/15/28 ~ 150,000 144,188
12.000% due 02/15/31 ~ 50,000 51,804
Constellium SE
3.750% due 04/15/29 ~ 195,000 187,644
5.625% due 06/15/28 ~ 126,000 126,056
CVR Partners LP/CVR Nitrogen Finance Corp.
6.125% due 06/15/28 ~ 188,000 187,779
Domtar Corp.
6.750% due 10/01/28 ~ 95,000 65,873
Element Solutions, Inc.
3.875% due 09/01/28 ~ 67,000 65,417
FMC Corp.
3.450% due 10/01/29  108,000 100,067
4.500% due 10/01/49  100,000 64,805
5.650% due 05/18/33 † 186,000 166,960
6.375% due 05/18/53  74,000 58,234
8.450% due 11/01/55  149,000 108,624
Fortescue Treasury Pty. Ltd. (Australia)
4.375% due 04/01/31 ~ 136,000 129,517
4.500% due 09/15/27 ~ 200,000 198,607
6.125% due 04/15/32 ~ 229,000 235,587
HB Fuller Co.
4.250% due 10/15/28  105,000 103,384
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ 50,000 43,652
Hudbay Minerals, Inc. (Canada)
6.125% due 04/01/29 ~ 9,000 9,054
Huntsman International LLC
2.950% due 06/15/31  114,000 102,534
4.500% due 05/01/29  162,000 158,316
5.700% due 10/15/34  115,000 110,777
Hybar LLC
7.375% due 07/01/34 ~ 55,000 55,336
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000% due 07/01/28 ~ 16,000 16,043
INEOS Finance PLC (Luxembourg)
6.750% due 05/15/28 ~ 30,000 29,826
7.500% due 04/15/29 ~ 154,000 149,848
INEOS Quattro Finance 2 PLC (United
Kingdom)
9.625% due 03/15/29 ~ 150,000 140,990
Infrabuild Australia Pty. Ltd. (Australia)
14.500% due 11/15/28 ~ 136,000 145,559

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Ingevity Corp.
3.875% due 11/01/28 ~ $ 7,000 $ 6,786
Innophos Holdings, Inc.
9.375% due 02/15/28 ~ 125,000 124,687
11.500% due 06/15/29 ~ 13,783 12,692
JW Aluminum Continuous Cast Co.
10.250% due 04/01/30 ~ 131,000 138,665
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~ 50,000 47,893
5.875% due 03/01/34 ~ 236,000 233,842
Magnera Corp.
4.750% due 11/15/29 ~ 126,000 117,711
7.250% due 11/15/31 ~ † 239,000 233,519
Mativ Holdings, Inc.
8.000% due 10/01/29 ~ 133,000 132,196
Mercer International, Inc. (Germany)
5.125% due 02/01/29 † 182,000 98,462
12.875% due 10/01/28 ~ 22,000 12,128
Methanex Corp. (Canada)
5.125% due 10/15/27  312,000 311,852
5.650% due 12/01/44  200,000 180,106
Methanex U.S. Operations, Inc.
6.250% due 03/15/32 ~ 28,000 28,369
Mineral Resources Ltd. (Australia)
6.000% due 05/01/32 ~ 110,000 108,888
6.250% due 05/01/34 ~ 110,000 108,233
7.000% due 04/01/31 ~ 21,000 21,752
8.500% due 05/01/30 ~ 233,000 240,730
9.250% due 10/01/28 ~ 117,000 120,849
Novelis Corp.
3.875% due 08/15/31 ~ 195,000 177,731
4.750% due 01/30/30 ~ 225,000 217,768
6.375% due 08/15/33 ~ 86,000 86,681
6.875% due 01/30/30 ~ 309,000 316,998
Nufarm Australia Ltd./Nufarm Americas, Inc.
(Australia)
5.000% due 01/27/30 ~ 161,000 153,832
Olin Corp.
5.000% due 02/01/30  46,000 44,621
5.625% due 08/01/29  161,000 159,912
6.625% due 04/01/33 ~ 219,000 216,518
Olympus Water U.S. Holding Corp.
4.250% due 10/01/28 ~ 214,000 207,708
6.750% due 08/01/32 ~ 294,000 287,473
7.250% due 06/15/31 ~ 24,000 24,320
7.250% due 02/15/33 ~ 292,000 288,999
Perenti Finance Pty. Ltd. (Australia)
7.500% due 04/26/29 ~ 141,000 145,076
Perimeter Holdings LLC
6.250% due 01/15/34 ~ 17,000 16,979
PLS Group Ltd. (Australia)
6.875% due 05/01/31 ~ 106,000 108,609
Rain Carbon, Inc.
12.250% due 09/01/29 ~ 161,000 171,921
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~ 261,000 257,609
SK Invictus Intermediate II SARL
5.000% due 10/30/29 ~ 251,000 246,285
Skeena Resources Ltd. (Canada)
8.500% due 04/01/31 ~ 121,000 127,176
Solstice Advanced Materials, Inc.
5.625% due 09/30/33 ~ 79,000 78,550
a
Principal
Amount Value
Trekor Metals Ltd. (Canada)
8.250% due 05/01/30 ~ $ 60,000 $ 62,692
Tronox, Inc.
4.625% due 03/15/29 ~ † 330,000 231,293
9.125% due 09/30/30 ~ 50,000 50,269
WR Grace Holdings LLC
5.625% due 08/15/29 ~ 92,000 86,544
6.625% due 08/15/32 ~ 72,000 69,886
7.000% due 08/01/33 ~ 142,000 138,391
7.375% due 03/01/31 ~ 116,000 116,561
15,317,459
Communications - 17.6%
Acuris Finance U.S., Inc./Acuris Finance SARL
9.000% due 08/01/29 ~ 84,000 86,209
Advantage Sales & Marketing, Inc.
9.000% due 11/15/30 ~ 153,583 137,073
Altice Financing SA (Luxembourg)
5.750% due 08/15/29 ~ 600,000 420,099
9.625% due 07/15/27 ~ 100,000 76,859
Altice France Lux 3/Altice Holdings 1
(Luxembourg)
10.000% due 01/15/33 ~ 200,000 196,939
Altice France SA (France)
6.500% due 10/15/31 ~ 53,466 51,863
6.500% due 04/15/32 ~ 192,098 185,809
6.875% due 10/15/30 ~ 301,460 292,727
6.875% due 07/15/32 ~ 273,476 265,503
9.500% due 11/01/29 ~ 266,769 271,007
AMC Global Media, Inc.
4.250% due 02/15/29  25,000 22,122
10.500% due 07/15/32 ~ 349,000 358,972
Angi Group LLC
3.875% due 08/15/28 ~ 172,000 145,483
AP Core Holdings II LLC
11.000% due 05/15/31 ~ 250,000 261,855
APLD ComputeCo 2 LLC
6.750% due 03/15/31 ~ 484,000 486,083
APLD ComputeCo 3 LLC
7.000% due 06/15/31 ~ 290,000 289,768
APLD ComputeCo LLC
9.250% due 12/15/30 ~ 517,000 558,026
Arches Buyer, Inc.
4.250% due 06/01/28 ~ 193,000 189,251
6.125% due 12/01/28 ~ 5,000 4,929
Bell Telephone Co. of Canada or Bell Canada
(Canada)
6.875% due 09/15/55  149,000 152,384
7.000% due 09/15/55  196,000 202,600
Belo Corp.
7.250% due 09/15/27  119,000 122,258
Black Pearl Compute LLC
6.125% due 02/15/31 ~ 328,000 332,613
Block Communications, Inc.
10.250% due 03/01/31 ~ 50,000 45,773
British Telecommunications Ltd. (United
Kingdom)
4.250% due 11/23/81 ~ 104,000 103,390
Cable One, Inc.
4.000% due 11/15/30 ~ † 126,000 68,101
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~ 723,000 651,688
4.250% due 01/15/34 ~ † 245,000 207,640
4.500% due 08/15/30 ~ † 783,000 728,353

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.500% due 05/01/32 † $ 593,000 $ 523,927
4.500% due 06/01/33 ~ 53,000 46,024
4.750% due 03/01/30 ~ 189,000 179,299
4.750% due 02/01/32 ~ † 340,000 303,500
5.000% due 02/01/28 ~ 463,000 457,438
5.375% due 06/01/29 ~ 173,000 169,331
6.375% due 09/01/29 ~ † 381,000 380,831
7.000% due 02/01/33 ~ 100,000 98,152
7.375% due 03/01/31 ~ † 208,000 208,640
7.375% due 02/01/36 ~ † 494,000 485,053
Ciena Corp.
4.000% due 01/31/30 ~ 180,000 171,915
Cipher Compute LLC
7.125% due 11/15/30 ~ 401,000 417,350
Clear Channel Outdoor Holdings, Inc.
7.125% due 02/15/31 ~ 324,000 335,675
7.500% due 06/01/29 ~ 183,000 183,216
7.500% due 03/15/33 ~ 39,000 41,092
7.875% due 04/01/30 ~ 264,000 275,186
CMG Media Corp.
8.875% due 06/18/29 ~ 100,000 73,283
Cogent Communications Group LLC/Cogent
Finance, Inc.
6.500% due 07/01/32 ~ † 60,000 54,060
7.000% due 06/15/27 ~ 114,000 113,243
Connect Finco SARL/Connect U.S. Finco LLC
(United Kingdom)
9.000% due 09/15/29 ~ 462,000 486,714
Connect Holding II LLC
10.500% due 04/03/31 ~ 473,000 474,172
Core Scientific Finance I LLC
7.750% due 05/15/31 ~ 738,000 748,923
CSC Holdings LLC
3.375% due 02/15/31 ~ 200,000 118,774
4.125% due 12/01/30 ~ † 231,000 137,460
4.500% due 11/15/31 ~ 235,000 139,035
4.625% due 12/01/30 ~ 666,000 159,840
5.000% due 11/15/31 ~ 50,000 11,812
5.375% due 02/01/28 ~ 95,000 59,632
5.750% due 01/15/30 ~ 300,000 71,062
6.500% due 02/01/29 ~ 400,000 239,615
7.500% due 04/01/28 ~ 200,000 54,205
11.250% due 05/15/28 ~ 115,000 74,457
11.750% due 01/31/29 ~ 350,000 215,512
Directv Financing LLC
8.875% due 02/01/30 ~ 499,000 508,129
Directv Financing LLC/Directv Financing Co-
Obligor, Inc.
5.875% due 08/15/27 ~ 13,000 12,989
9.250% due 06/01/32 ~ 250,000 254,194
10.000% due 02/15/31 ~ 350,000 363,424
Discovery Communications LLC
3.625% due 05/15/30  63,000 58,636
3.950% due 03/20/28  250,000 246,406
4.125% due 05/15/29  221,000 218,958
5.000% due 09/20/37  150,000 118,500
Discovery Global Holdings, Inc.
3.755% due 03/15/27  163,000 162,006
4.054% due 03/15/29  143,000 141,664
4.279% due 03/15/32  42,000 33,645
4.279% due 03/15/32 † 556,000 499,271
5.050% due 03/15/42  912,000 651,662
a
Principal
Amount Value
DISH DBS Corp.
5.125% due 06/01/29 ∂ $ 414,000 $ 372,917
5.250% due 12/01/26 ~ ∂ 100,000 98,994
5.750% due 12/01/28 ~ ∂ 443,000 429,508
7.375% due 07/01/28 ∂ 235,000 225,837
EchoStar Corp.
6.750% Cash or 6.750% PIK
due 11/30/30  398,474 405,587
10.750% due 11/30/29  869,000 939,563
Edged Compute LLC
7.500% due 04/30/31 ~ 344,000 335,532
ELK Grove Village Property LLC
7.500% due 06/15/31 ~ 93,000 93,699
Embarq LLC
7.995% due 06/01/36  150,000 43,500
EW Scripps Co.
9.875% due 08/15/30 ~ 296,000 259,327
Fibercop SpA (Italy)
6.000% due 09/30/34 ~ 175,000 169,437
6.375% due 11/15/33 ~ 55,000 55,169
7.200% due 07/18/36 ~ 120,000 123,354
7.721% due 06/04/38 ~ 43,000 45,057
Flash Compute LLC
7.250% due 12/31/30 ~ 348,000 358,256
GCI LLC
4.750% due 10/15/28 ~ 86,000 82,021
Gen Digital, Inc.
6.250% due 04/01/33 ~ 192,000 189,369
6.750% due 09/30/27 ~ 156,000 156,582
7.125% due 09/30/30 ~ 42,000 42,776
Getty Images, Inc.
10.500% due 11/15/30 ~ 286,000 238,697
14.000% due 03/01/28 ~ 79,820 70,161
Go Daddy Operating Co. LLC/GD Finance Co.,
Inc.
3.500% due 03/01/29 ~ 105,000 98,979
GoTo Group, Inc.
5.500% due 05/01/28 ~ 200,000 154,130
Gray Media, Inc.
5.375% due 11/15/31 ~ 399,000 268,008
7.250% due 08/15/33 ~ † 292,000 287,780
9.625% due 07/15/32 ~ 36,000 34,777
10.500% due 07/15/29 ~ 124,000 130,964
GrubHub Holdings, Inc.
13.000% Cash or 6.000% PIK
due 07/31/30 ~ 50,000 40,956
iHeartCommunications, Inc.
4.750% due 01/15/28 ~ 118,000 113,072
7.000% due 01/15/31 ~ 5,000 4,409
7.750% due 08/15/30 ~ 163,990 153,123
9.125% due 05/01/29 ~ 100,000 97,118
10.875% due 05/01/30 ~ 130,000 113,035
Iliad Holding SAS (France)
7.000% due 10/15/28 ~ 1,000 1,005
7.000% due 04/15/32 ~ 299,000 305,102
8.500% due 04/15/31 ~ 290,000 307,407
ION Platform Finance U.S., Inc./ION Platform
Finance SARL
4.625% due 05/01/28 ~ 150,000 136,628
5.000% due 05/01/28 ~ 100,000 91,957
5.750% due 05/15/28 ~ 200,000 183,744
9.000% due 08/01/29 ~ 100,000 89,059
9.500% due 05/30/29 ~ 159,000 145,243

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Lamar Media Corp.
3.750% due 02/15/28  $ 37,000 $ 36,330
4.000% due 02/15/30  191,000 182,718
4.875% due 01/15/29  80,000 79,401
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~ 144,000 79,685
6.750% due 10/15/27 ~ 350,000 202,957
Level 3 Financing, Inc.
3.750% due 07/15/29 ~ 14,000 13,563
6.875% due 06/30/33 ~ 244,283 251,136
7.000% due 03/31/34 ~ 444,786 458,943
7.500% due 02/15/37 ~ † 310,000 318,456
8.500% due 01/15/36 ~ 308,333 331,344
Lumen Technologies, Inc.
4.500% due 01/15/29 ~ 179,000 172,168
Match Group Holdings II LLC
3.625% due 10/01/31 ~ 10,000 9,004
4.125% due 08/01/30 ~ 165,000 155,400
4.625% due 06/01/28 ~ 153,000 151,006
5.625% due 02/15/29 ~ 20,000 19,948
6.125% due 09/15/33 ~ 143,000 141,424
McGraw-Hill Education, Inc.
5.750% due 08/01/28 ~ 299,000 297,951
7.375% due 09/01/31 ~ 63,000 64,076
8.000% due 08/01/29 ~ 155,000 155,412
Meridian Arc Holdco LLC
6.250% due 04/30/31 ~ 1,177,000 1,180,407
Midcontinent Communications
8.000% due 08/15/32 ~ 51,000 44,752
Neptune Bidco U.S., Inc.
9.290% due 04/15/29 ~ 446,000 455,194
9.500% due 02/15/33 ~ † 382,000 386,701
10.375% due 05/15/31 ~ 263,000 272,790
Newfold Digital Holdings Group, Inc.
11.750% due 04/30/29 ~ 86,750 60,202
Nexstar Media, Inc.
4.750% due 11/01/28 ~ 183,000 179,365
6.500% due 09/15/33 ~ 521,000 521,314
7.250% due 04/15/34 ~ 206,000 205,680
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.250% due 01/15/29 ~ 162,000 157,833
4.625% due 03/15/30 ~ 62,000 60,170
6.000% due 06/15/34 ~ 70,000 69,908
7.375% due 02/15/31 ~ 37,000 38,592
Paramount Global
3.375% due 02/15/28  139,000 135,340
3.700% due 06/01/28  191,000 185,357
4.200% due 06/01/29  117,000 112,271
4.200% due 05/19/32  300,000 260,421
4.600% due 01/15/45  46,000 29,317
4.850% due 07/01/42  40,000 27,064
4.900% due 08/15/44  57,000 37,704
4.950% due 01/15/31  230,000 213,863
4.950% due 05/19/50  118,000 76,260
5.250% due 04/01/44  102,000 70,127
5.500% due 05/15/33  53,000 47,157
5.850% due 09/01/43  275,000 206,042
5.900% due 10/15/40  55,000 43,255
6.250% due 02/28/57  139,000 113,459
6.375% due 03/30/62  37,000 31,685
6.875% due 04/30/36  163,000 152,975
7.875% due 07/30/30  140,000 147,074
a
Principal
Amount Value
Photo Holdings LLC
12.000% due 07/01/31 ~ $ 100,000 $ 103,110
PR RNO Property Owner 1 LLC
6.500% due 05/01/31 ~ † 950,000 949,285
Qwest Corp.
6.500% due 09/01/51  100,000 80,250
Rakuten Group, Inc. (Japan)
8.125% due 12/15/29 ~ 200,000 205,363
9.750% due 04/15/29 ~ 451,000 490,451
11.250% due 02/15/27 ~ 200,000 206,744
Rogers Communications, Inc. (Canada)
5.250% due 03/15/82 ~ 32,000 31,896
6.875% due 07/31/56  75,000 75,911
7.000% due 04/15/55  187,000 191,443
7.125% due 04/15/55  322,000 330,974
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~ 109,000 99,528
SE Cosmos LLC
8.875% due 05/01/31 ~ 325,000 334,391
SES AMERICOM, Inc. (Luxembourg)
5.300% due 03/25/44 ~ 241,000 190,003
Sinclair Television Group, Inc.
4.375% due 12/31/32 ~ 250,000 195,312
5.500% due 03/01/30 ~ 85,000 74,588
Sirius XM Radio LLC
3.875% due 09/01/31 ~ 297,000 269,907
4.000% due 07/15/28 ~ 725,000 706,388
4.125% due 07/01/30 ~ 285,000 268,433
5.000% due 08/01/27 ~ 148,000 147,877
5.500% due 07/01/29 ~ 97,000 96,827
5.875% due 04/15/32 ~ 200,000 197,781
Snap, Inc.
6.875% due 03/01/33 ~ 145,000 141,422
6.875% due 03/15/34 ~ 100,000 96,889
Stagwell Global LLC
5.625% due 08/15/29 ~ † 321,000 309,842
Stingray Compute LLC
6.000% due 06/15/31 ~ 55,000 55,177
Sunrise FinCo I BV (Netherlands)
4.875% due 07/15/31 ~ 173,000 163,689
SV RNO Property Owner 1 LLC
5.875% due 03/01/31 ~ 799,000 787,988
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34  168,000 171,707
6.375% due 11/15/33  109,000 114,117
7.200% due 07/18/36  1,000 1,096
7.721% due 06/04/38  29,000 33,327
Telesat Canada/Telesat LLC (Canada)
6.500% due 10/15/27 ~ 150,000 108,018
TELUS Corp. (Canada)
6.375% due 06/09/56  100,000 100,055
6.625% due 06/09/56  150,000 149,697
7.000% due 10/15/55  127,000 131,654
Uniti Group LP/Uniti Group Finance 2019, Inc./
CSL Capital LLC
4.750% due 04/15/28 ~ 101,000 100,746
8.625% due 06/15/32 ~ 150,000 156,609
Uniti Services LLC
7.500% due 10/15/33 ~ 316,000 332,764
Univision Communications, Inc.
4.500% due 05/01/29 ~ 303,000 289,507
7.375% due 06/30/30 ~ 216,000 216,762
8.500% due 07/31/31 ~ 335,000 336,704

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
8.875% due 04/15/33 ~ $ 214,000 $ 210,812
9.375% due 08/01/32 ~ 268,000 272,517
Urban One, Inc.
7.625% due 04/01/31 ~ 24,000 8,700
Versant Media Group, Inc.
7.250% due 01/30/31 ~ 211,000 218,426
Viasat, Inc.
5.625% due 04/15/27 ~ 111,000 111,108
6.500% due 07/15/28 ~ 260,000 259,555
7.500% due 05/30/31 ~ 49,000 49,545
Viavi Solutions, Inc.
3.750% due 10/01/29 ~ 50,000 47,724
Virgin Media Finance PLC (United Kingdom)
5.000% due 07/15/30 ~ 84,000 63,958
Virgin Media Secured Finance PLC (United
Kingdom)
4.500% due 08/15/30 ~ 200,000 169,994
5.500% due 05/15/29 ~ † 360,000 341,965
Vmed O2 U.K. Financing I PLC (United
Kingdom)
4.750% due 07/15/31 ~ 404,000 332,328
6.750% due 01/15/33 ~ 133,000 112,735
7.750% due 04/15/32 ~ 325,000 293,927
Vodafone Group PLC (United Kingdom)
4.125% due 06/04/81  350,000 325,814
5.125% due 06/04/81  2,000 1,564
7.000% due 04/04/79  350,000 363,120
VZ Secured Financing BV (Netherlands)
5.000% due 01/15/32 ~ 501,000 438,969
7.500% due 01/15/33 ~ 200,000 191,603
Wayfair LLC
7.125% due 05/31/34 ~ 45,000 46,299
7.250% due 10/31/29 ~ 241,000 248,896
7.750% due 09/15/30 ~ † 325,000 341,873
Windstream Services LLC/Windstream Escrow
Finance Corp.
8.250% due 10/01/31 ~ 488,000 514,884
WULF Compute LLC
7.750% due 10/15/30 ~ 683,000 717,808
Yondr JK 1 LLC
6.875% due 06/30/31 ~ 135,000 135,440
Zegona Finance PLC (United Kingdom)
8.625% due 07/15/29 ~ 76,000 79,386
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 175,000 164,634
Ziggo Bond Co. BV (Netherlands)
5.125% due 02/28/30 ~ 200,000 176,063
Ziggo BV (Netherlands)
4.875% due 01/15/30 ~ 14,000 13,151
ZipRecruiter, Inc.
5.000% due 01/15/30 ~ 200,000 155,540
49,280,899
Consumer, Cyclical - 18.3%
A&K Travel Group Holdings Ltd. (United
Kingdom)
7.500% due 05/15/33 ~ 200,000 202,025
Academy Ltd.
5.875% due 05/15/31 ~ 78,000 78,050
Acushnet Co.
5.625% due 12/01/33 ~ 12,000 11,966
Adams Homes, Inc.
9.250% due 10/15/28 ~ 145,000 149,905
a
Principal
Amount Value
ADI Escrow Issuer LLC
7.125% due 07/15/34 ~ $ 70,000 $ 71,456
Adient Global Holdings Ltd.
7.500% due 02/15/33 ~ 164,000 169,276
8.250% due 04/15/31 ~ 96,000 100,415
Advance Auto Parts, Inc.
1.750% due 10/01/27  158,000 151,945
5.950% due 03/09/28  126,000 127,511
7.000% due 08/01/30 ~ † 372,000 381,658
Affinity Interactive
6.875% due 12/15/27 ~ 89,000 50,193
Alaska Airlines, Inc.
6.500% due 06/01/31 ~ 40,000 40,260
Allegiant Travel Co.
7.125% due 07/01/31 ~ 125,000 126,683
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500% due 02/15/28 ~ 100,000 40,500
Allison Transmission, Inc.
3.750% due 01/30/31 ~ 41,000 38,367
5.875% due 06/01/29 ~ 250,000 252,053
5.875% due 12/01/33 ~ 50,000 49,869
American Airlines, Inc.
7.250% due 02/15/28 ~ 266,000 269,465
American Airlines, Inc./AAdvantage Loyalty IP
Ltd.
5.750% due 04/20/29 ~ 336,000 336,851
American Axle & Manufacturing, Inc.
5.000% due 10/01/29  126,000 122,320
6.375% due 10/15/32 ~ 189,000 188,447
6.875% due 07/01/28  22,000 22,146
7.750% due 10/15/33 ~ 99,000 97,866
American Builders & Contractors Supply Co.,
Inc.
3.875% due 11/15/29 ~ 200,000 190,763
4.000% due 01/15/28 ~ 100,000 98,397
Aptiv Swiss Holdings Ltd.
6.875% due 12/15/54  177,000 181,020
Aramark Services, Inc.
5.000% due 02/01/28 ~ 137,000 136,792
Asbury Automotive Group, Inc.
4.625% due 11/15/29 ~ 1,000 974
4.750% due 03/01/30  113,000 109,929
5.000% due 02/15/32 ~ 202,000 193,317
Ashton Woods USA LLC/Ashton Woods
Finance Co.
4.625% due 08/01/29 ~ 58,000 55,956
4.625% due 04/01/30 ~ 9,000 8,546
6.875% due 08/01/33 ~ 237,000 235,200
Aston Martin Capital Holdings Ltd. (Jersey)
10.000% due 03/31/29 ~ † 275,000 214,202
Avianca Midco 2 PLC (United Kingdom)
9.000% due 12/01/28 ~ 254,997 261,180
9.500% due 01/28/31 ~ 5,000 4,929
9.625% due 02/14/30 ~ 230,000 228,124
Banijay Entertainment SAS (France)
8.125% due 05/01/29 ~ 200,000 205,153
Bath & Body Works, Inc.
6.625% due 10/01/30 ~ 65,000 66,346
6.875% due 11/01/35  258,000 264,368
7.600% due 07/15/37 † 238,000 238,991
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc.
9.500% due 07/01/32 ~ 100,000 94,638

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Beach Acquisition Bidco LLC
10.000% Cash or 10.750% PIK
due 07/15/33 ~ $ 488,943 $ 555,432
Beazer Homes USA, Inc.
7.250% due 10/15/29  50,000 50,489
7.500% due 03/15/31 ~ 99,000 98,685
8.000% due 01/15/32 ~ 85,000 85,441
Bloomin' Brands, Inc./OSI Restaurant Partners
LLC
5.125% due 04/15/29 ~ 36,000 34,333
BlueLinx Holdings, Inc.
6.000% due 11/15/29 ~ 170,000 168,332
Boyd Gaming Corp.
4.750% due 12/01/27  32,000 31,907
4.750% due 06/15/31 ~ 250,000 241,532
Boyne USA, Inc.
4.750% due 05/15/29 ~ 1,000 985
Brightstar Lottery PLC
5.250% due 01/15/29 ~ 220,000 219,386
Brightstar Lottery PLC/Brightstar Global
Solutions Corp. (United Kingdom)
5.750% due 01/15/33 ~ 107,000 104,959
Brinker International, Inc.
8.250% due 07/15/30 ~ 10,000 10,461
Brookfield Residential Properties, Inc./
Brookfield Residential U.S. LLC (Canada)
5.000% due 06/15/29 ~ 173,000 164,878
6.250% due 09/15/27 ~ 185,000 185,234
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ 375,000 360,639
6.500% due 02/15/32 ~ † 296,000 288,964
7.000% due 02/15/30 ~ 280,000 281,777
Carvana Co.
9.000% due 06/01/30 ~ 327,057 338,393
Carvana Co.
9.000% due 06/01/31 ~ 301,760 333,216
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.500% due 10/15/29 ~ 150,000 79,688
Central Garden & Pet Co.
4.125% due 10/15/30  165,000 157,446
4.125% due 04/30/31 ~ 68,000 64,221
Century Communities, Inc.
3.875% due 08/15/29 ~ 105,000 100,679
6.625% due 09/15/33 ~ 154,000 155,631
Champ Acquisition Corp.
8.375% due 12/01/31 ~ 18,000 18,880
Churchill Downs, Inc.
5.500% due 04/01/27 ~ 130,000 130,032
6.750% due 05/01/31 ~ 205,000 208,842
Cinemark USA, Inc.
5.250% due 07/15/28 ~ 150,000 149,847
7.000% due 08/01/32 ~ 173,000 178,587
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 02/15/30 ~ 127,000 130,936
6.750% due 09/15/32 ~ 354,000 361,762
Cooper-Standard Automotive, Inc.
9.250% due 03/01/31 ~ 294,000 296,561
Core & Main LP
due 07/01/34 # ~ 40,000 40,229
Cougar JV Subsidiary LLC
8.000% due 05/15/32 ~ 49,000 51,394
Crocs, Inc.
4.125% due 08/15/31 ~ 45,000 42,219
a
Principal
Amount Value
4.250% due 03/15/29 ~ $ 150,000 $ 145,631
Cyprium Corp./Cyprium Holdings Luxembourg
SARL
6.125% due 04/15/31 ~ 310,000 310,761
6.375% due 04/15/34 ~ 63,000 63,032
Dana, Inc.
4.500% due 02/15/32  54,000 54,075
Dealer Tire Financial LLC
due 10/01/31 # ~ 100,000 99,700
Dealer Tire LLC/DT Issuer LLC
8.000% due 02/01/28 ~ 176,000 176,482
Dexko Global, Inc.
7.500% due 04/15/32 ~ 100,000 82,600
Dorman Products, Inc.
6.250% due 06/15/34 ~ 40,000 40,510
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 ~ † 200,000 181,279
EG Global Finance PLC (United Kingdom)
12.000% due 11/30/28 ~ 169,000 179,571
Empire Communities Corp. (Canada)
9.750% due 05/01/29 ~ 21,000 21,736
Ferrellgas LP/Ferrellgas Finance Corp.
5.875% due 04/01/29 ~ 18,000 17,518
9.250% due 01/15/31 ~ 110,000 116,000
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~ 112,000 108,964
6.750% due 01/15/30 ~ 205,000 201,186
FirstCash, Inc.
4.625% due 09/01/28 ~ 87,000 85,578
5.625% due 01/01/30 ~ 122,000 121,359
6.125% due 05/01/34 ~ 90,000 89,633
6.875% due 03/01/32 ~ 11,000 11,317
Forestar Group, Inc.
5.000% due 03/01/28 ~ 5,000 5,006
6.500% due 03/15/33 ~ 66,000 67,076
Forvia SE (France)
6.750% due 09/15/33 ~ 200,000 200,041
Full House Resorts, Inc.
8.250% due 02/15/28 ~ † 150,000 147,000
FXI Holdings, Inc.
11.000% due 11/15/30 ~ 107,568 90,895
FXI Holdings, Inc.
14.000% Cash or 16.000% PIK
due 11/15/29 ~ 69,287 18,534
Gaia Purchaser, Inc.
due 07/15/33 # ~ 150,000 151,813
Gap, Inc.
3.625% due 10/01/29 ~ 208,000 196,125
3.875% due 10/01/31 ~ 190,000 173,232
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750% due 05/31/32 ~ 221,000 232,197
Gates Corp.
6.875% due 07/01/29 ~ 67,000 68,610
Gee Automotive Holdings LLC
7.250% due 03/01/31 ~ 75,000 76,048
Genting New York LLC/GENNY Capital, Inc.
7.250% due 10/01/29 ~ 95,000 97,772
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
8.375% due 01/15/29 ~ 368,000 362,804
8.750% due 01/15/32 ~ 44,000 41,756
11.500% due 08/15/29 ~ 2,000 2,072

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Goodyear Tire & Rubber Co.
5.000% due 07/15/29  $ 123,000 $ 117,675
5.250% due 04/30/31  200,000 180,626
5.250% due 07/15/31  255,000 227,105
5.625% due 04/30/33  20,000 17,437
6.625% due 07/15/30  18,000 17,399
7.000% due 03/15/28  52,000 52,721
8.875% due 07/15/32  115,000 116,074
Great Canadian Gaming Corp./Raptor LLC
(Canada)
8.750% due 11/15/29 ~ 195,000 195,247
Group 1 Automotive, Inc.
4.000% due 08/15/28 ~ 287,000 279,639
6.375% due 01/15/30 ~ 32,000 32,422
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ 134,000 122,711
4.000% due 05/01/31 ~ † 409,000 386,720
4.875% due 01/15/30  200,000 199,434
5.500% due 09/15/31 ~ 210,000 210,654
5.500% due 03/31/34 ~ 74,000 73,401
5.750% due 09/15/33 ~ 117,000 117,496
5.875% due 04/01/29 ~ 196,000 198,296
5.875% due 03/15/33 ~ 129,000 130,238
6.125% due 04/01/32 ~ 145,000 147,014
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
4.875% due 07/01/31 ~ 34,000 31,976
5.000% due 06/01/29 ~ 114,000 111,413
6.625% due 01/15/32 ~ 169,000 171,614
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp.
4.875% due 04/01/27  4,000 4,001
HNI Corp.
5.125% due 01/18/29 ~ 151,000 148,836
IHO Verwaltungs GmbH (Germany)
6.375% Cash or 7.125% PIK
due 05/15/29 ~ 222,000 224,284
7.375% due 05/15/33 ~ 100,000 104,036
IHO Verwaltungs GmbH (Germany)
7.750% Cash or 8.500% PIK
due 11/15/30 ~ 94,000 97,367
8.000% Cash or 8.750% PIK
due 11/15/32 ~ 29,000 30,230
Installed Building Products, Inc.
5.625% due 02/01/34 ~ 19,000 18,907
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 166,000 162,797
Jaguar Land Rover Automotive PLC (United
Kingdom)
4.500% due 10/01/27 ~ 65,000 64,464
5.875% due 01/15/28 ~ 297,000 296,756
JB Poindexter & Co., Inc.
8.750% due 12/15/31 ~ 244,000 251,167
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/31 ~ 466,000 422,694
K Hovnanian Enterprises, Inc.
8.000% due 04/01/31 ~ 164,000 169,334
8.375% due 10/01/33 ~ 75,000 77,129
KB Home
4.000% due 06/15/31  55,000 51,487
4.800% due 11/15/29  3,000 2,967
6.875% due 06/15/27  114,000 114,913
a
Principal
Amount Value
Kingpin Intermediate Holdings LLC
7.250% due 10/15/32 ~ $ 106,000 $ 89,635
Kohl's Corp.
5.125% due 05/01/31  138,000 123,460
5.550% due 07/17/45  20,000 14,196
10.000% due 06/01/30 ~ 168,000 181,819
Kontoor Brands, Inc.
4.125% due 11/15/29 ~ 129,000 123,535
Landsea Homes Corp.
8.875% due 04/01/29 ~ 105,000 110,005
LBM Acquisition LLC
6.250% due 01/15/29 ~ 114,000 82,957
9.500% due 06/15/31 ~ 173,000 154,266
LCM Investments Holdings II LLC
4.875% due 05/01/29 ~ 100,000 97,415
8.250% due 08/01/31 ~ 192,000 200,173
Levi Strauss & Co.
3.500% due 03/01/31 ~ 156,000 144,597
LGI Homes, Inc.
4.000% due 07/15/29 ~ 86,000 80,212
7.000% due 11/15/32 ~ 150,000 149,259
8.750% due 12/15/28 ~ 61,000 63,073
Life Time, Inc.
6.000% due 11/15/31 ~ 48,000 48,769
Light & Wonder International, Inc.
6.250% due 10/01/33 ~ 183,000 182,087
7.250% due 11/15/29 ~ 54,000 55,005
7.500% due 09/01/31 ~ 206,000 213,626
Lindblad Expeditions LLC
7.000% due 09/15/30 ~ 208,000 215,185
Lithia Motors, Inc.
3.875% due 06/01/29 ~ 260,000 249,210
5.500% due 10/01/30 ~ 115,000 113,662
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~ 60,000 58,881
4.750% due 10/15/27 ~ 155,000 154,745
M/I Homes, Inc.
4.950% due 02/01/28  78,000 77,693
Macy's Retail Holdings LLC
4.300% due 02/15/43  70,000 50,715
5.125% due 01/15/42  85,000 70,416
5.875% due 03/15/30 ~ 178,000 178,141
6.375% due 03/15/37  91,000 85,383
6.700% due 07/15/34 ~ 105,000 101,928
7.375% due 08/01/33 ~ 25,000 26,279
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 50,000 42,115
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~ 100,000 96,553
4.750% due 01/15/28  81,000 80,137
6.500% due 10/01/33 ~ 157,000 156,124
Mattamy Group Corp. (Canada)
4.625% due 03/01/30 ~ 88,000 84,525
6.000% due 12/15/33 ~ 204,000 196,058
Melco Resorts Finance Ltd. (Hong Kong)
5.375% due 12/04/29 ~ 282,000 274,907
5.625% due 07/17/27 ~ 90,000 89,877
5.750% due 07/21/28 ~ 137,000 136,273
7.625% due 04/17/32 ~ 308,000 315,528
Men's Wearhouse LLC
9.000% due 02/01/31 ~ 50,000 53,160

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Merlin Entertainments Group U.S. Holdings, Inc.
(United Kingdom)
7.375% due 02/15/31 ~ $ 80,000 $ 67,562
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~ 3,000 2,989
7.125% due 06/26/31 ~ † 312,000 322,183
MGM Resorts International
6.125% due 09/15/29  280,000 282,915
6.500% due 04/15/32  54,000 54,040
Michaels Cos., Inc.
8.500% due 03/15/33 ~ 384,000 380,577
11.000% due 03/15/34 ~ 140,000 137,224
Midwest Gaming Borrower LLC/Midwest
Gaming Finance Corp.
4.875% due 05/01/29 ~ 50,000 48,702
Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC
8.250% due 04/15/30 ~ 158,000 164,689
11.875% due 04/15/31 ~ 225,000 243,916
13.250% due 12/15/29 ~ 9,000 10,215
Motion Bondco DAC (United Kingdom)
6.625% due 11/15/27 ~ 100,000 96,820
Motion Finco SARL (United Kingdom)
8.375% due 02/15/32 ~ 84,000 71,011
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 148,000 138,522
5.875% due 06/01/34 ~ 75,000 75,281
Muvico LLC
15.000% due 02/19/29 ~ 105,420 115,280
NCL Corp. Ltd.
5.875% due 01/15/31 ~ 358,000 347,716
6.250% due 03/01/30 ~ 20,000 19,963
6.750% due 02/01/32 ~ 132,000 131,796
7.750% due 02/15/29 ~ † 340,000 354,978
NCL Finance Ltd.
6.125% due 03/15/28 ~ 209,000 210,709
New Flyer Holdings, Inc. (Canada)
9.250% due 07/01/30 ~ 171,000 183,964
New Red Finance, Inc. (Canada)
4.000% due 10/15/30 ~ 493,000 465,700
Newell Brands, Inc.
6.375% due 09/15/27  50,000 50,519
6.625% due 09/15/29  103,000 104,787
6.625% due 05/15/32 † 188,000 190,481
7.500% due 04/01/46  70,000 65,373
8.500% due 06/01/28 ~ 334,000 349,130
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~ 253,000 240,726
5.550% due 09/13/29 ~ 6,000 5,878
6.125% due 09/30/30 ~ 109,000 107,242
Nissan Motor Co. Ltd. (Japan)
4.345% due 09/17/27 ~ 335,000 329,759
4.810% due 09/17/30 ~ 492,000 458,458
7.500% due 07/17/30 ~ 374,000 385,789
7.750% due 07/17/32 ~ 96,000 99,538
8.125% due 07/17/35 ~ † 558,000 591,179
Nordstrom, Inc.
5.000% due 01/15/44  229,000 161,803
6.950% due 03/15/28  152,000 156,903
OneSky Flight LLC
8.875% due 12/15/29 ~ 163,000 172,494
a
Principal
Amount Value
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
(Canada)
8.000% due 08/01/30 ~ $ 188,000 $ 186,413
Papa John's International, Inc.
3.875% due 09/15/29 ~ 27,000 25,977
Park River Holdings, Inc.
8.000% due 03/15/31 ~ 50,000 50,486
8.750% due 12/31/30 ~ 129,324 125,949
Patrick Industries, Inc.
4.750% due 05/01/29 ~ 131,000 128,923
6.375% due 11/01/32 ~ 116,000 115,636
Penn Entertainment, Inc.
4.125% due 07/01/29 ~ 38,000 36,454
5.625% due 01/15/27 ~ 52,000 52,030
6.750% due 04/01/31 ~ 80,000 80,466
Penske Automotive Group, Inc.
3.750% due 06/15/29  186,000 178,165
Petco Health & Wellness Co., Inc.
8.250% due 02/01/31 ~ 116,000 116,982
PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/32 ~ 181,000 181,170
10.000% due 09/15/33 ~ 250,000 250,575
Phinia, Inc.
6.625% due 10/15/32 ~ 206,000 210,585
Pioneer Opco LLC
7.000% due 05/15/33 ~ 90,000 91,697
PM General Purchaser LLC
9.500% due 10/01/28 ~ 203,000 175,919
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.625% due 09/01/29 ~ 350,000 244,317
5.875% due 09/01/31 ~ 10,000 6,525
Qnity Electronics, Inc.
5.750% due 08/15/32 ~ 350,000 352,302
6.250% due 08/15/33 ~ 92,000 93,719
QXO Building Products, Inc.
6.500% due 07/15/31 ~ 275,000 280,425
6.750% due 04/30/32 ~ 525,000 542,422
6.875% due 07/15/34 ~ 151,000 155,103
RB Global Holdings, Inc. (Canada)
6.750% due 03/15/28 ~ 21,000 21,307
7.750% due 03/15/31 ~ 97,000 100,689
Resideo Funding, Inc.
4.000% due 09/01/29 ~ 175,000 167,933
6.500% due 07/15/32 ~ 62,000 62,387
Resorts World Las Vegas LLC/RWLV Capital,
Inc.
4.625% due 04/16/29 ~ 300,000 271,287
8.450% due 07/27/30 ~ 100,000 98,833
Risewell Homes, Inc.
8.500% due 11/01/30 ~ 28,000 28,621
9.250% due 10/01/29 ~ 127,000 131,518
Rivers Enterprise Borrower LLC
6.250% due 10/15/30 ~ 85,000 86,111
Rivers Enterprise Borrower LLC/Rivers
Enterprise Finance Corp.
6.625% due 02/01/33 ~ 33,000 33,513
S&S Holdings LLC
8.375% due 10/01/31 ~ 91,000 86,187
Sabre Financial Borrower LLC
11.125% due 06/15/29 ~ 139,000 146,824
Sabre GLBL, Inc.
10.750% due 11/15/29 ~ 147,000 141,347

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
10.750% due 03/15/30 ~ $ 32,000 $ 30,552
11.125% due 07/15/30 ~ 231,000 221,873
Sally Holdings LLC/Sally Capital, Inc.
6.750% due 04/01/32  202,000 206,498
Scientific Games Holdings LP/Scientific Games
U.S. FinCo, Inc.
6.625% due 03/01/30 ~ 187,000 159,966
Scotts Miracle-Gro Co.
4.000% due 04/01/31  42,000 39,512
4.500% due 10/15/29  83,000 81,569
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ † 221,000 216,414
Shea Homes LP/Shea Homes Funding Corp.
4.750% due 02/15/28  103,000 102,070
Six Flags Entertainment Corp.
7.250% due 05/15/31 ~ 174,000 173,082
Six Flags Entertainment Corp./Canada's
Wonderland Co./Magnum Management Corp.
5.250% due 07/15/29  171,000 166,674
6.500% due 10/01/28  3,000 3,007
Six Flags Entertainment Corp./Canada's
Wonderland Co./Millennium Operations LLC
8.625% due 01/15/32 ~ 225,000 231,827
Somnigroup International, Inc.
3.875% due 10/15/31 ~ 247,000 227,167
4.000% due 04/15/29 ~ 193,000 186,182
Sonic Automotive, Inc.
4.625% due 11/15/29 ~ 91,000 89,343
4.875% due 11/15/31 ~ 87,000 83,765
Specialty Building Products Holdings LLC/SBP
Finance Corp.
7.750% due 10/15/29 ~ 135,000 124,334
Speedway Motorsports LLC/Speedway Funding
II, Inc.
4.875% due 11/01/27 ~ 100,000 99,170
Staples, Inc.
10.750% due 09/01/29 ~ † 585,000 558,534
12.750% due 01/15/30 ~ 75,727 58,065
Station Casinos LLC
4.500% due 02/15/28 ~ 99,000 97,922
4.625% due 12/01/31 ~ 78,000 74,105
6.625% due 03/15/32 ~ 1,000 1,016
STL Holding Co. LLC
8.750% due 02/15/29 ~ 50,000 51,955
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~ 245,000 234,878
6.500% due 01/15/28 ~ 150,000 149,989
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.000% due 06/01/31 ~ 22,000 20,866
6.500% due 12/15/35 ~ 75,000 72,524
Superior Plus LP/Superior General Partner, Inc.
(Canada)
4.500% due 03/15/29 ~ 207,000 200,826
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 ~ 23,000 23,042
5.750% due 01/15/28 ~ 175,000 177,030
5.750% due 11/15/32 ~ 50,000 51,520
Tenneco, Inc.
8.000% due 11/17/28 ~ 390,000 392,659
Thor Industries, Inc.
4.000% due 10/15/29 ~ 8,000 7,599
a
Principal
Amount Value
Titan International, Inc.
7.000% due 04/30/28  $ 153,000 $ 153,260
TKC Holdings, Inc.
8.500% due 08/15/30 ~ 202,000 208,033
12.000% due 02/15/31 ~ 136,000 143,443
Travel & Leisure Co.
4.500% due 12/01/29 ~ 98,000 94,882
4.625% due 03/01/30 ~ 80,000 77,506
6.000% due 04/01/27  75,000 75,156
6.125% due 09/01/33 ~ 168,000 166,352
6.250% due 06/01/31 ~ 110,000 110,749
Tri Pointe Homes, Inc.
5.250% due 06/01/27  22,000 22,003
5.700% due 06/15/28  185,000 185,727
Under Armour, Inc.
7.250% due 07/15/30 ~ 134,000 135,364
United Airlines Holdings, Inc.
4.875% due 03/01/29  57,000 56,475
5.375% due 03/01/31  16,000 15,905
Vail Resorts, Inc.
5.625% due 07/15/30 ~ 47,000 46,965
6.500% due 05/15/32 ~ 32,000 32,610
Velocity Vehicle Group LLC
8.000% due 06/01/29 ~ 80,000 79,086
Veritiv Operating Co.
10.500% due 11/30/30 ~ 277,000 283,644
VF Corp.
2.800% due 04/23/27  236,000 232,155
6.000% due 10/15/33  151,000 152,781
6.450% due 11/01/37  23,000 21,921
Victoria's Secret & Co.
4.625% due 07/15/29 ~ 202,000 196,852
Victra Holdings LLC/Victra Finance Corp.
8.750% due 09/15/29 ~ 150,000 154,823
Viking Cruises Ltd.
5.875% due 10/15/33 ~ 307,000 307,631
7.000% due 02/15/29 ~ 84,000 84,326
9.125% due 07/15/31 ~ 3,000 3,145
VistaJet Malta Finance PLC/Vista Management
Holding, Inc. (Switzerland)
8.750% due 01/15/32 ~ 75,000 74,358
Voyager Parent LLC
9.250% due 07/01/32 ~ 261,000 276,173
Wabash National Corp.
4.500% due 10/15/28 ~ 165,000 153,480
WestJet Airlines Ltd. (Canada)
8.000% due 02/14/31 ~ 65,000 65,301
Whirlpool Corp.
2.400% due 05/15/31  15,000 11,222
4.600% due 05/15/50  250,000 149,305
4.750% due 02/26/29  50,000 46,700
5.500% due 03/01/33  185,000 145,513
5.750% due 03/01/34  25,000 19,374
6.125% due 06/15/30  81,000 74,798
6.500% due 06/15/33  226,000 196,186
7.500% due 07/01/31 ~ 180,000 182,601
7.875% due 07/01/34 ~ 185,000 186,221
White Cap Supply Holdings LLC
7.375% due 11/15/30 ~ 34,000 34,505
William Carter Co.
7.375% due 02/15/31 ~ 190,000 196,525
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 68,000 70,851

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Winnebago Industries, Inc.
6.250% due 07/15/28 ~ $ 62,000 $ 62,276
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 ~ 11,000 10,847
5.625% due 03/01/33 ~ 69,000 68,143
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~ 291,000 285,034
5.500% due 10/01/27 ~ 68,000 67,822
5.625% due 08/26/28 ~ 198,000 196,774
6.750% due 02/15/34 ~ 316,000 314,157
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.125% due 10/01/29 ~ 134,000 133,179
6.250% due 03/15/33 ~ † 181,000 181,778
7.125% due 02/15/31 ~ 167,000 176,578
Yum! Brands, Inc.
3.625% due 03/15/31  186,000 173,204
4.625% due 01/31/32  200,000 191,469
4.750% due 01/15/30 ~ 100,000 98,422
5.350% due 11/01/43  100,000 94,115
6.875% due 11/15/37  90,000 97,701
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 184,000 182,613
6.875% due 04/14/28 ~ 190,000 194,460
6.875% due 04/23/32 ~ 150,000 147,664
7.125% due 04/14/30 ~ 241,000 243,317
7.500% due 03/24/31 ~ 175,000 176,302
51,119,132
Consumer, Non-Cyclical - 15.2%
Acadia Healthcare Co., Inc.
5.000% due 04/15/29 ~ 56,000 55,161
7.375% due 03/15/33 ~ 194,000 199,951
Accendra Health, Inc.
9.750% due 06/15/33 ~ † 120,235 82,202
ACCO Brands Corp.
4.250% due 03/15/29 ~ 24,000 22,375
Adapthealth LLC
4.625% due 08/01/29 ~ 10,000 9,667
5.125% due 03/01/30 ~ 223,000 216,503
ADT Security Corp.
4.125% due 08/01/29 ~ 179,000 171,723
4.875% due 07/15/32 ~ 123,000 116,315
5.875% due 10/15/33 ~ 100,000 98,310
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ 106,000 100,754
4.875% due 02/15/30 ~ 190,000 183,931
5.500% due 03/31/31 ~ 249,000 243,608
5.625% due 03/31/32 ~ 267,000 258,282
5.750% due 03/31/34 ~ 248,000 236,492
6.250% due 03/15/33 ~ 86,000 85,291
6.500% due 02/15/28 ~ 100,000 100,883
Albion Financing 1 SARL/Aggreko Holdings,
Inc. (Luxembourg)
7.000% due 05/21/30 ~ 350,000 362,638
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 269,000 281,352
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.000% due 06/01/29 ~ 170,000 169,365
6.875% due 06/15/30 ~ 296,000 304,373
a
Principal
Amount Value
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ $ 296,000 $ 291,708
Alta Equipment Group, Inc.
9.000% due 06/01/29 ~ 100,000 96,441
AMN Healthcare, Inc.
6.500% due 01/15/31 ~ 214,000 215,427
Amneal Pharmaceuticals LLC
6.875% due 08/01/32 ~ 92,000 95,612
APi Group DE, Inc.
4.125% due 07/15/29 ~ 21,000 20,155
4.750% due 10/15/29 ~ 11,000 10,788
5.750% due 06/01/34 ~ 59,000 58,477
Avantor Funding, Inc.
3.875% due 11/01/29 ~ 214,000 204,440
4.625% due 07/15/28 ~ 330,000 326,711
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.
4.750% due 04/01/28 ~ 97,000 95,463
5.375% due 03/01/29 ~ 85,000 83,378
5.750% due 07/15/27 ~ 68,000 68,321
8.000% due 02/15/31 ~ 59,000 59,627
8.250% due 01/15/30 ~ 150,000 154,626
8.375% due 06/15/32 ~ 228,000 229,693
B&G Foods, Inc.
8.000% due 09/15/28 ~ 147,000 147,318
11.000% due 06/15/31 ~ 79,000 72,995
Bausch & Lomb Corp.
8.375% due 10/01/28 ~ 320,000 329,200
Bausch Health Americas, Inc.
8.500% due 01/31/27 ~ 10,000 9,989
Bausch Health Cos., Inc. (Canada)
4.875% due 06/01/28 ~ 330,000 305,397
6.250% due 02/15/29 ~ 300,000 225,938
7.000% due 01/15/28 ~ 83,000 75,063
11.000% due 09/30/28 ~ 240,000 244,598
14.000% due 10/15/30 ~ † 230,000 217,382
BC Ltd.
10.000% due 04/15/32 ~ 1,147,000 1,162,491
BellRing Brands, Inc.
7.000% due 03/15/30 ~ 155,000 155,089
Belron U.K. Finance PLC (United Kingdom)
5.750% due 10/15/29 ~ 128,000 128,675
BioMarin Pharmaceutical, Inc.
5.500% due 02/15/34 ~ 200,000 196,618
Block, Inc.
3.500% due 06/01/31  49,000 45,130
5.625% due 08/15/30 ~ 252,000 252,759
6.000% due 08/15/33 ~ 53,000 53,396
6.500% due 05/15/32 † 497,000 507,644
Brink's Co.
4.625% due 10/15/27 ~ 95,000 94,515
6.500% due 06/15/29 ~ 24,000 24,498
6.750% due 06/15/32 ~ 255,000 260,789
C&S Group Enterprises LLC
5.000% due 12/15/28 ~ 63,000 59,756
Carriage Services, Inc.
4.250% due 05/15/29 ~ 59,000 56,636
Centene Corp.
2.450% due 07/15/28  389,000 369,850
2.500% due 03/01/31  400,000 349,640
2.625% due 08/01/31  219,000 190,972
3.000% due 10/15/30  650,000 588,645

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.375% due 02/15/30  $ 309,000 $ 288,156
4.625% due 12/15/29  875,000 849,263
Champions Financing, Inc.
8.750% due 02/15/29 ~ 64,000 62,302
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~ 126,000 121,041
4.250% due 05/01/28 ~ 40,000 39,272
Charlotte Buyer, Inc.
8.000% due 06/30/31 ~ 115,000 116,488
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 114,000 112,963
6.375% due 04/15/34 ~ 25,000 25,389
7.625% due 07/01/29 ~ 64,000 66,075
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ † 354,000 325,913
6.125% due 04/01/30 ~ † 444,000 399,046
6.875% due 04/15/29 ~ † 315,000 310,082
9.750% due 01/15/34 ~ 303,000 316,735
10.875% due 01/15/32 ~ 292,000 314,832
Cimpress PLC (Ireland)
7.375% due 09/15/32 ~ 82,000 82,966
Clarivate Science Holdings Corp.
3.875% due 07/01/28 ~ 300,000 288,741
CompoSecure Holdings LLC
5.625% due 02/01/33 ~ 16,000 15,629
Concentra Health Services, Inc.
6.875% due 07/15/32 ~ 44,000 45,601
CoreCivic, Inc.
4.750% due 10/15/27  97,000 96,820
8.250% due 04/15/29  3,000 3,126
CVS Health Corp.
6.750% due 12/10/54  150,000 156,338
7.000% due 03/10/55  500,000 519,321
Darling Ingredients, Inc.
5.250% due 04/15/27 ~ 163,000 162,968
6.000% due 06/15/30 ~ 116,000 116,821
DaVita, Inc.
3.750% due 02/15/31 ~ 303,000 280,883
4.625% due 06/01/30 ~ 834,000 808,456
6.750% due 07/15/33 ~ 147,000 151,769
Dcli Bidco LLC
7.750% due 11/15/29 ~ 189,000 195,590
Deluxe Corp.
8.125% due 09/15/29 ~ 200,000 207,302
Dentsply Sirona, Inc.
8.375% due 09/12/55  188,000 188,281
Edgewell Personal Care Co.
4.125% due 04/01/29 ~ 312,000 301,813
Elanco Animal Health, Inc.
6.400% due 08/28/28  220,000 226,318
Embecta Corp.
5.000% due 02/15/30 ~ 60,000 46,756
6.750% due 02/15/30 ~ † 149,000 120,813
Emergent BioSolutions, Inc.
3.875% due 08/15/28 ~ 193,000 179,090
Encompass Health Corp.
4.500% due 02/01/28  8,000 7,947
4.750% due 02/01/30  277,000 273,015
5.875% due 06/01/34 ~ 75,000 74,897
Endo Finance Holdings LP
8.500% due 04/15/31 ~ 271,000 285,013
EquipmentShare.com, Inc.
due 07/01/34 # ~ 257,000 252,834
a
Principal
Amount Value
8.625% due 05/15/32 ~ $ 193,000 $ 201,006
9.000% due 05/15/28 ~ 138,000 140,948
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 28,000 28,263
Fortrea Holdings, Inc.
7.500% due 07/01/30 ~ 200,000 202,894
Froneri Lux FinCo SARL (United Kingdom)
6.000% due 08/01/32 ~ 129,000 126,586
Garda World Security Corp. (Canada)
6.000% due 06/01/29 ~ 11,000 10,845
6.500% due 01/15/31 ~ 133,000 134,941
7.750% due 02/15/28 ~ 35,000 35,659
8.250% due 08/01/32 ~ 239,000 244,792
8.375% due 11/15/32 ~ 98,000 100,354
Genmab AS/Genmab Finance LLC (Denmark)
6.250% due 12/15/32 ~ 201,000 204,952
7.250% due 12/15/33 ~ 198,000 206,565
GEO Group, Inc.
8.625% due 04/15/29  10,000 10,424
10.250% due 04/15/31  306,000 330,798
Global Medical Response, Inc.
7.375% due 10/01/32 ~ 188,000 194,937
Graham Holdings Co.
5.625% due 12/01/33 ~ 50,000 49,704
Grand Canyon University
5.125% due 10/01/28  119,000 117,522
Grifols SA (Spain)
4.750% due 10/15/28 ~ 200,000 196,129
HAH Group Holding Co. LLC
9.750% due 10/01/31 ~ 116,000 103,938
Harrow, Inc.
8.625% due 09/15/30 ~ 75,000 76,172
HealthEquity, Inc.
4.500% due 10/01/29 ~ 29,000 28,211
Herc Holdings, Inc.
5.750% due 03/15/31 ~ 75,000 74,964
6.000% due 03/15/34 ~ 66,000 65,629
6.625% due 06/15/29 ~ 285,000 291,182
7.000% due 06/15/30 ~ 343,000 355,435
7.250% due 06/15/33 ~ 202,000 210,738
Hertz Corp.
4.625% due 12/01/26 ~ 76,000 68,950
12.625% due 07/15/29 ~ † 261,000 212,649
HLF Financing SARL LLC/Herbalife
International, Inc.
4.875% due 06/01/29 ~ 101,000 94,632
7.750% due 05/01/33 ~ 145,000 147,072
Horizon Mutual Holdings, Inc.
6.200% due 11/15/34 ~ 42,000 40,836
Humana, Inc.
6.625% due 09/15/56  300,000 299,202
Industrial F&B Investments III, Inc.
7.750% due 02/11/33 ~ 146,000 148,891
Ingles Markets, Inc.
4.000% due 06/15/31 ~ 37,000 34,937
ION Platform Finance U.S., Inc.
7.875% due 09/30/32 ~ 250,000 181,449
IQVIA, Inc.
6.250% due 06/01/32 ~ 290,000 295,199
6.500% due 05/15/30 ~ 210,000 214,476
J&F Luxembourg Finance SARL
8.000% due 04/23/33 ~ † 250,000 239,609

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Jazz Securities DAC
4.375% due 01/15/29 ~ $ 261,000 $ 255,796
Kedrion SpA (Italy)
6.500% due 09/01/29 ~ 160,000 158,016
KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc.
7.125% due 04/30/33 ~ 70,000 71,347
9.000% due 02/15/29 ~ 269,000 281,939
Kronos Acquisition Holdings, Inc. (Canada)
8.250% due 06/30/31 ~ 115,000 79,891
10.750% due 06/30/32 ~ 75,000 24,890
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 ~ 133,000 125,140
4.875% due 05/15/28 ~ 205,000 203,758
Land O'Lakes Capital Trust I
7.450% due 03/15/28 ~ 113,000 116,834
LifePoint Health, Inc.
5.375% due 01/15/29 ~ 9,000 8,641
7.000% due 05/01/34 ~ 270,000 258,980
8.375% due 02/15/32 ~ 124,000 129,229
9.875% due 08/15/30 ~ 168,000 177,225
10.000% due 06/01/32 ~ 91,000 90,960
Mavis Tire Express Services Topco Corp.
6.500% due 05/15/29 ~ 48,000 47,833
Medline Borrower LP
5.250% due 10/01/29 ~ 452,000 449,466
Mobius Merger Sub, Inc.
9.000% due 06/01/30 ~ 50,000 33,513
Molina Healthcare, Inc.
3.875% due 11/15/30 ~ 350,000 326,619
3.875% due 05/15/32 ~ 15,000 13,570
4.375% due 06/15/28 ~ 175,000 172,055
MPH Acquisition Holdings LLC
5.750% due 12/31/30 ~ 50,000 41,749
National Mentor Holdings, Inc.
10.500% due 12/15/30 ~ 251,000 264,727
Neogen Food Safety Corp.
8.625% due 07/20/30 ~ 145,000 152,828
NESCO Holdings II, Inc.
5.500% due 04/15/29 ~ 149,000 148,321
Opal Bidco SAS (France)
6.500% due 03/31/32 ~ 128,000 130,650
Option Care Health, Inc.
4.375% due 10/31/29 ~ 7,000 6,730
Organon & Co./Organon Foreign Debt Co-
Issuer BV
4.125% due 04/30/28 ~ 244,000 241,081
5.125% due 04/30/31 ~ 425,000 420,659
6.750% due 05/15/34 ~ 165,000 174,259
7.875% due 05/15/34 ~ 200,000 214,364
Paradigm Parent LLC & Paradigm Parent Co-
Issuer, Inc.
8.750% due 04/17/32 ~ 171,000 153,259
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 96,000 93,231
5.625% due 03/01/34 ~ 210,000 206,259
6.125% due 09/15/32 ~ 91,000 92,227
Perrigo Finance Unlimited Co.
4.900% due 12/15/44  111,000 81,646
6.125% due 09/30/32  63,000 60,214
Post Holdings, Inc.
4.500% due 09/15/31 ~ 250,000 234,642
4.625% due 04/15/30 ~ † 317,000 306,431
a
Principal
Amount Value
6.250% due 02/15/32 ~ † $ 329,000 $ 334,366
6.250% due 10/15/34 ~ 63,000 61,936
6.375% due 03/01/33 ~ 37,000 36,734
6.500% due 03/15/36 ~ 200,000 197,891
Prestige Brands, Inc.
due 07/15/34 # ~ 15,000 15,000
3.750% due 04/01/31 ~ 71,000 65,289
5.125% due 01/15/28 ~ 35,000 35,082
Prime Healthcare Services, Inc.
9.375% due 09/01/29 ~ 210,000 219,514
Prime Security Services Borrower LLC/Prime
Finance, Inc.
3.375% due 08/31/27 ~ 139,000 136,239
Primo Water Holdings, Inc./Triton Water
Holdings, Inc.
4.375% due 04/30/29 ~ 343,000 335,030
PROG Holdings, Inc.
6.000% due 11/15/29 ~ 50,000 48,767
Radiology Partners, Inc.
9.781% Cash or 9.781% PIK
due 02/15/30 ~ 217,806 216,445
Radiology Partners, Inc.
8.500% due 07/15/32 ~ 24,000 25,076
Raven Acquisition Holdings LLC
6.875% due 11/15/31 ~ 176,000 172,141
RCN Corp. (Escrow) ± ∂ Ω 9,000 –
RR Donnelley & Sons Co.
9.500% due 08/01/29 ~ 146,000 151,518
10.875% due 08/01/29 ~ 220,000 226,338
11.000% due 06/01/31 ~ 50,000 48,549
Safeway, Inc.
7.250% due 02/01/31  24,000 25,283
Select Medical Corp.
6.250% due 12/01/32 ~ 164,000 159,424
Service Corp. International
3.375% due 08/15/30  255,000 236,727
4.000% due 05/15/31  279,000 263,536
5.125% due 06/01/29  9,000 8,934
5.750% due 10/15/32  20,000 20,106
7.500% due 04/01/27  106,000 107,739
Shift4 Payments LLC/Shift4 Payments Finance
Sub, Inc.
6.750% due 08/15/32 ~ 384,000 385,003
Signal Parent, Inc.
6.125% due 04/01/29 ~ 50,000 11,188
Simmons Foods, Inc./Simmons Prepared
Foods, Inc./Simmons Pet Food, Inc./Simmons
Feed
4.625% due 03/01/29 ~ 249,000 240,715
Sotera Health Holdings LLC
7.375% due 06/01/31 ~ 60,000 62,287
Sotheby's
8.250% due 04/15/31 ~ 200,000 199,117
Sotheby's/Bidfair Holdings, Inc.
5.875% due 06/01/29 ~ 180,000 171,739
Star Parent, Inc.
9.000% due 10/01/30 ~ 196,000 205,369
StoneMor, Inc.
8.500% due 05/15/29 ~ 200,000 197,657
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ 79,000 80,074
Synergy Infrastructure Holdings LLC
7.000% due 07/15/34 ~ 120,000 121,790

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
7.875% due 12/01/30 ~ $ 113,000 $ 118,382
Team Health Holdings, Inc.
8.375% due 06/30/28 ~ 100,000 100,334
TEAM Services Holding, Inc.
9.000% due 02/15/33 ~ 39,000 39,504
Teleflex, Inc.
4.250% due 06/01/28 ~ 125,000 123,282
5.875% due 01/15/32 ~ 100,000 100,881
Tenet Healthcare Corp.
4.250% due 06/01/29  400,000 388,977
4.375% due 01/15/30  448,000 434,412
4.625% due 06/15/28  254,000 252,013
5.125% due 11/01/27  315,000 315,164
5.500% due 11/15/32 ~ 300,000 298,455
6.125% due 10/01/28  239,000 240,087
6.125% due 06/15/30  419,000 422,594
6.750% due 05/15/31  3,000 3,075
TriNet Group, Inc.
3.500% due 03/01/29 ~ 60,000 56,668
7.125% due 08/15/31 ~ 177,000 178,130
Turning Point Brands, Inc.
7.625% due 03/15/32 ~ 145,000 150,408
U.S. Acute Care Solutions LLC
9.750% due 05/15/29 ~ 186,000 175,600
U.S. Foods, Inc.
6.875% due 09/15/28 ~ 150,000 153,460
7.250% due 01/15/32 ~ 228,000 236,884
United Natural Foods, Inc.
6.750% due 10/15/28 ~ 10,000 10,008
United Rentals North America, Inc.
3.750% due 01/15/32  178,000 165,148
3.875% due 02/15/31  164,000 155,055
4.000% due 07/15/30 † 400,000 382,721
4.875% due 01/15/28  152,000 151,591
5.250% due 01/15/30  177,000 177,226
5.375% due 11/15/33 ~ 400,000 394,279
6.125% due 03/15/34 ~ 53,000 54,401
Upbound Group, Inc.
6.375% due 02/15/29 ~ 14,000 13,887
Viking Baked Goods Acquisition Corp.
due 11/01/31 # ~ 50,000 50,665
8.625% due 11/01/31 ~ 100,000 101,331
VM Consolidated, Inc.
5.500% due 04/15/29 ~ 123,000 108,609
VT Topco, Inc.
8.500% due 08/15/30 ~ 50,000 50,771
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 138,000 142,809
WEX, Inc.
6.500% due 03/15/33 ~ 23,000 22,919
Williams Scotsman, Inc.
6.625% due 06/15/29 ~ 107,000 109,318
6.625% due 04/15/30 ~ 248,000 255,675
42,599,486
Diversified - 0.1%
Clue Opco LLC
9.500% due 10/15/31 ~ 169,000 163,322
Stena International SA (Sweden)
7.250% due 01/15/31 ~ 149,000 152,469
7.625% due 02/15/31 ~ 15,000 15,517
331,308
a
Principal
Amount Value
Energy - 11.0%
Aethon United BR LP/Aethon United Finance
Corp.
7.500% due 10/01/29 ~ $ 216,000 $ 224,736
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.375% due 06/15/29 ~ 182,000 181,519
5.750% due 01/15/28 ~ 287,000 287,048
5.750% due 10/15/33 ~ 4,000 3,964
5.750% due 07/01/34 ~ 51,000 50,393
6.625% due 02/01/32 ~ 23,000 23,503
Archrock Partners LP/Archrock Partners
Finance Corp.
6.625% due 09/01/32 ~ 69,000 70,410
Archrock Services LP/Archrock Partners
Finance Corp.
6.000% due 02/01/34 ~ 125,000 124,326
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.875% due 06/30/29 ~ 139,000 138,991
6.625% due 10/15/32 ~ 49,000 49,640
6.625% due 07/15/33 ~ 75,000 75,890
BKV Upstream Midstream LLC
7.500% due 10/15/30 ~ 90,000 90,399
Blue Racer Midstream LLC/Blue Racer Finance
Corp.
7.000% due 07/15/29 ~ 58,000 59,484
Bristow Group, Inc.
6.750% due 02/01/33 ~ 110,000 110,399
Buckeye Partners LP
4.500% due 03/01/28 ~ 187,000 185,219
5.850% due 11/15/43  108,000 99,097
6.750% due 02/01/30 ~ 88,000 90,933
California Resources Corp.
7.000% due 01/15/34 ~ 39,000 38,592
7.250% due 01/15/35 ~ 65,000 64,525
Calumet Specialty Products Partners LP/
Calumet Finance Corp.
9.750% due 07/15/28 ~ 220,000 225,692
9.750% due 02/15/31 ~ 88,000 93,103
Caturus Energy LLC
7.125% due 05/15/31 ~ 119,000 117,885
8.500% due 02/15/30 ~ 200,000 208,517
CHC Group LLC
11.750% due 09/01/30 ~ 25,000 21,125
Chord Energy Corp.
6.000% due 10/01/30 ~ 197,000 197,937
6.750% due 03/15/33 ~ 7,000 7,107
CNX Midstream Partners LP
4.750% due 04/15/30 ~ 54,000 51,505
CNX Resources Corp.
5.875% due 03/01/34 ~ 31,000 30,185
7.250% due 03/01/32 ~ 4,000 4,123
7.375% due 01/15/31 ~ 172,000 176,248
Comstock Resources, Inc.
5.875% due 01/15/30 ~ 220,000 207,634
6.750% due 03/01/29 ~ 289,000 284,042
Coronado Finance Pty. Ltd. (Australia)
9.250% due 10/01/29 ~ 125,000 114,029
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/31 ~ 465,000 456,600
Crescent Energy Finance LLC
7.375% due 01/15/33 ~ 165,000 164,100

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
7.625% due 04/01/32 ~ $ 283,000 $ 285,459
7.750% due 07/31/29 ~ 191,000 191,584
8.375% due 01/15/34 ~ 158,000 162,837
9.750% due 10/15/30 ~ 79,000 83,781
CVR Energy, Inc.
5.750% due 02/15/28 ~ 10,000 10,004
7.500% due 02/15/31 ~ 50,000 49,798
7.875% due 02/15/34 ~ 321,000 317,789
DBR Land Holdings LLC
6.250% due 12/01/30 ~ 103,000 104,661
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
6.875% due 06/01/34 ~ 100,000 99,587
8.625% due 03/15/29 ~ 198,000 205,903
Enerflex, Inc. (Canada)
6.875% due 01/15/31 ~ 173,000 177,160
Energy Transfer LP
6.500% due 02/15/56  365,000 368,244
6.750% due 02/15/56  50,000 51,098
7.125% due 10/01/54  216,000 222,898
8.000% due 05/15/54  50,000 53,103
EnQuest PLC (United Kingdom)
9.875% due 04/30/31 ~ 200,000 204,733
Excelerate Energy LP
8.000% due 05/15/30 ~ 233,000 245,850
FORESEA Holding SA (Luxembourg)
7.500% due 06/15/30 ~ 50,000 49,393
Genesis Energy LP/Genesis Energy Finance
Corp.
6.750% due 03/15/34  154,000 152,901
7.875% due 05/15/32  167,000 172,296
8.000% due 05/15/33  180,000 187,336
8.250% due 01/15/29  18,000 18,597
8.875% due 04/15/30  100,000 104,689
Global Marine, Inc.
7.000% due 06/01/28  161,000 163,903
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29  7,000 7,065
7.125% due 07/01/33 ~ 124,000 125,544
8.250% due 01/15/32 ~ 29,000 30,387
Gulfport Energy Operating Corp.
6.750% due 09/01/29 ~ 174,000 177,682
Harvest Midstream I LP
6.750% due 05/15/34 ~ 200,000 202,944
Helix Energy Solutions Group, Inc.
9.750% due 03/01/29 ~ 125,000 131,101
Hess Midstream Operations LP
4.250% due 02/15/30 ~ 2,000 1,930
5.125% due 06/15/28 ~ 75,000 74,888
5.500% due 10/15/30 ~ 347,000 346,439
5.875% due 03/01/28 ~ 28,000 28,213
6.500% due 06/01/29 ~ 223,000 227,681
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/29 ~ 260,000 259,121
6.000% due 04/15/30 ~ 2,000 1,969
6.000% due 02/01/31 ~ 215,000 208,379
6.250% due 11/01/28 ~ 44,000 44,138
6.875% due 05/15/34 ~ 275,000 267,755
7.250% due 02/15/35 ~ 35,000 34,483
8.375% due 11/01/33 ~ 202,000 210,450
Howard Midstream Energy Partners LLC
6.625% due 01/15/34 ~ 171,000 172,553
a
Principal
Amount Value
Ithaca Energy North Sea PLC (United Kingdom)
8.125% due 10/15/29 ~ $ 200,000 $ 207,450
ITT Holdings LLC
6.500% due 08/01/29 ~ 316,000 312,477
Kinetik Holdings LP
5.875% due 06/15/30 ~ 70,000 70,439
6.625% due 12/15/28 ~ 238,000 242,050
Kodiak Gas Services LLC
5.875% due 04/01/31 ~ 164,000 164,508
6.500% due 10/01/33 ~ 64,000 64,911
6.750% due 10/01/35 ~ 321,000 329,499
Kraken Oil & Gas Partners LLC
7.125% due 05/15/31 ~ 90,000 88,059
7.625% due 08/15/29 ~ 178,000 179,875
Martin Midstream Partners LP/Martin
Midstream Finance Corp.
11.500% due 02/15/28 ~ 80,000 80,655
Matador Resources Co.
6.000% due 04/15/34 ~ 83,000 80,969
6.250% due 04/15/33 ~ 6,000 5,981
6.500% due 04/15/32 ~ 59,000 59,353
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/31 ~ 229,000 227,155
Murphy Oil Corp.
5.875% due 12/01/42  99,000 88,250
6.500% due 02/15/34  159,000 157,607
Nabors Industries, Inc.
7.625% due 11/15/32 ~ 74,000 75,762
8.875% due 08/15/31 ~ 138,000 141,780
9.125% due 01/31/30 ~ 210,333 219,932
New Fortress Energy, Inc.
8.750% due 03/15/29 ~ ∂ 50,000 8,477
NGL Energy Operating LLC/NGL Energy
Finance Corp.
8.125% due 02/15/29 ~ 305,000 315,868
8.375% due 02/15/32 ~ 216,000 224,962
Noble Finance II LLC
6.250% due 06/15/34 ~ 145,000 142,202
8.000% due 04/15/30 ~ 145,000 150,310
Northern Oil & Gas, Inc.
8.750% due 06/15/31 ~ 314,000 323,588
Northriver Midstream Finance LP (Canada)
6.750% due 07/15/32 ~ 57,000 57,757
NuStar Logistics LP
5.625% due 04/28/27  139,000 139,442
Oceaneering International, Inc.
due 07/15/34 # ~ 105,000 106,714
6.000% due 02/01/28  238,000 242,011
Par Petroleum LLC
7.375% due 06/01/34 ~ 25,000 25,313
PBF Holding Co. LLC/PBF Finance Corp.
7.250% due 06/01/34 ~ 60,000 59,438
7.875% due 09/15/30 ~ 250,000 254,902
9.875% due 03/15/30 ~ 157,000 167,965
Prairie Acquiror LP
9.000% due 08/01/29 ~ 106,000 110,540
Puma International Financing SA (Singapore)
7.750% due 04/25/29 ~ 176,000 180,803
Range Resources Corp.
4.750% due 02/15/30 ~ 4,000 3,919
Rockies Express Pipeline LLC
4.950% due 07/15/29 ~ 5,000 4,937
6.875% due 04/15/40 ~ 3,000 3,075

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
7.500% due 07/15/38 ~ $ 187,000 $ 196,900
Saturn Oil & Gas, Inc. (Canada)
9.625% due 06/15/29 ~ 170,000 177,345
Seadrill Finance Ltd. (Norway)
6.750% due 07/15/34 ~ 175,000 169,058
SESI LLC
7.875% due 09/30/30 ~ 159,000 161,662
SM Energy Co.
6.500% due 07/15/28  150,000 150,371
6.625% due 04/15/34 ~ 197,000 194,027
6.750% due 08/01/29 ~ 100,000 101,881
7.000% due 08/01/32 ~ 163,000 164,611
8.375% due 07/01/28 ~ 136,000 139,247
8.625% due 11/01/30 ~ 148,000 155,500
8.750% due 07/01/31 ~ 404,000 422,158
9.625% due 06/15/33 ~ 8,000 8,775
South Bow Canadian Infrastructure Holdings
Ltd. (Canada)
7.500% due 03/01/55  56,000 59,876
7.625% due 03/01/55  250,000 261,965
Star Holding LLC
8.750% due 08/01/31 ~ 97,000 97,346
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 185,000 175,187
Sunoco LP
4.500% due 10/01/29 ~ 198,000 192,411
4.625% due 05/01/30 ~ 68,000 65,723
5.375% due 07/15/31 ~ 81,000 79,939
5.625% due 03/15/31 ~ 163,000 161,877
5.625% due 07/15/34 ~ 60,000 58,595
5.875% due 07/15/27 ~ 132,000 132,010
5.875% due 03/15/34 ~ 112,000 110,531
6.250% due 07/01/33 ~ 55,000 55,520
6.625% due 08/15/32 ~ 208,000 211,664
7.000% due 05/01/29 ~ 451,000 463,648
7.250% due 05/01/32 ~ 69,000 71,614
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29  66,000 64,568
4.500% due 04/30/30  17,000 16,522
7.000% due 09/15/28 ~ 229,000 233,688
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.500% due 01/15/28 ~ 1,000 998
6.000% due 12/31/30 ~ 234,000 234,222
6.750% due 03/15/34 ~ 70,000 70,830
7.375% due 02/15/29 ~ 269,000 276,893
Talos Production, Inc.
9.000% due 02/01/29 ~ 91,000 94,861
9.375% due 02/01/31 ~ 213,000 223,841
TerraForm Power Operating LLC
4.750% due 01/15/30 ~ 92,000 89,058
5.000% due 01/31/28 ~ 261,000 259,516
TGNR Intermediate Holdings LLC
5.500% due 10/15/29 ~ 68,000 66,954
TGS ASA (Norway)
8.500% due 01/15/30 ~ 150,000 157,739
Tidewater, Inc.
9.125% due 07/15/30 ~ 199,000 213,101
TransMontaigne Partners LLC
8.500% due 06/15/30 ~ 176,000 179,439
Transocean Aquila Ltd.
8.000% due 09/30/28 ~ 93,538 96,006
a
Principal
Amount Value
Transocean International Ltd.
6.800% due 03/15/38  $ 87,000 $ 80,753
8.250% due 05/15/29 ~ 73,000 75,417
8.500% due 05/15/31 ~ † 310,000 322,017
8.750% due 02/15/30 ~ 259,700 270,030
Trident Energy Finance PLC (United Kingdom)
12.500% due 11/30/29 ~ 22,000 23,153
USA Compression Partners LP/USA
Compression Finance Corp.
6.250% due 10/01/33 ~ 162,000 160,712
7.125% due 03/15/29 ~ 205,000 210,084
Valaris Ltd.
8.375% due 04/30/30 ~ 275,000 285,702
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 395,000 376,983
3.875% due 11/01/33 ~ 161,000 143,600
4.125% due 08/15/31 ~ 283,000 265,803
6.250% due 01/15/30 ~ 295,000 302,276
Venture Global LNG, Inc.
6.375% due 12/15/34 ~ 195,000 191,754
6.625% due 06/15/36 ~ 160,000 157,800
7.000% due 01/15/30 ~ 623,000 635,699
8.375% due 06/01/31 ~ 429,000 446,719
9.500% due 02/01/29 ~ 377,000 405,958
9.875% due 02/01/32 ~ 459,000 490,195
Venture Global Plaquemines LNG LLC
6.125% due 12/15/30 ~ 146,000 149,451
6.500% due 01/15/34 ~ 407,000 424,274
6.500% due 06/15/34 ~ 100,000 104,228
6.750% due 01/15/36 ~ 209,000 221,703
7.500% due 05/01/33 ~ 219,000 240,452
7.750% due 05/01/35 ~ 765,000 858,289
Vermilion Energy, Inc. (Canada)
6.875% due 05/01/30 ~ 203,000 202,726
7.250% due 02/15/33 ~ 36,000 35,411
Viridien (France)
10.000% due 10/15/30 ~ 181,000 192,375
W&T Offshore, Inc.
10.750% due 02/01/29 ~ 150,000 153,276
Warrior Met Coal, Inc.
7.875% due 12/01/28 ~ 127,000 129,083
WBI Operating LLC
6.250% due 10/15/30 ~ 277,000 278,690
6.500% due 10/15/33 ~ 37,000 37,252
Weatherford International Ltd.
6.750% due 10/15/33 ~ 365,000 372,610
Wildfire Intermediate Holdings LLC
7.500% due 10/15/29 ~ 170,000 174,442
30,820,755
Financial - 13.1%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~ 90,000 82,201
6.000% due 08/01/29 ~ 157,000 138,459
6.750% due 07/01/32 ~ 237,000 213,229
7.500% due 11/06/30 ~ 335,000 317,957
8.250% due 02/01/29 ~ 71,000 66,884
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
4.250% due 10/15/27 ~ 124,000 122,589
5.875% due 11/01/29 ~ 1,000 980
6.500% due 10/01/31 ~ 151,000 150,775
6.750% due 04/15/28 ~ 323,000 325,746
7.000% due 01/15/31 ~ 406,000 412,810

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Ally Financial, Inc.
6.646% due 01/17/40  $ 103,000 $ 101,935
American National Group, Inc.
7.000% due 12/01/55  12,000 11,726
AmWINS Group, Inc.
4.875% due 06/30/29 ~ 300,000 289,269
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp.
7.000% due 04/15/30 ~ 239,000 241,709
Anywhere Real Estate Group LLC/Realogy
Co-Issuer Corp.
5.250% due 04/15/30 ~ 166,000 160,312
9.750% due 04/15/30 ~ 92,000 99,280
APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2
LLC
7.875% due 11/01/29 ~ 223,000 225,997
Arbor Realty SR, Inc.
7.875% due 07/15/30 ~ † 177,000 166,668
8.500% due 10/15/27 ~ 50,000 49,618
8.500% due 12/15/28 ~ 65,000 64,134
Arbor Realty Trust, Inc.
4.500% due 03/15/27 ~ 88,000 85,411
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 423,000 428,060
Ardonagh Group Finance Ltd. (United Kingdom)
8.875% due 02/15/32 ~ 271,000 263,481
Aretec Group, Inc.
7.500% due 04/01/29 ~ 100,000 99,686
10.000% due 08/15/30 ~ 40,286 42,485
Armor Holdco, Inc.
8.500% due 11/15/29 ~ 100,000 100,660
Assurant, Inc.
7.000% due 03/27/48  95,000 96,826
Asurion LLC/Asurion Co-Issuer, Inc.
8.000% due 12/31/32 ~ 504,000 508,219
8.375% due 02/01/34 ~ 833,000 771,703
Atlanticus Holdings Corp.
9.750% due 09/01/30 ~ 159,000 161,038
Avation Group S Pte. Ltd. (Singapore)
8.500% due 05/15/31 ~ 50,000 47,262
Azorra Finance Ltd.
6.250% due 02/15/34 ~ 50,000 48,447
7.250% due 01/15/31 ~ 260,000 267,360
7.750% due 04/15/30 ~ 74,000 76,819
Baldwin Insurance Group Holdings LLC/Baldwin
Insurance Group Holdings Finance
7.125% due 05/15/31 ~ 170,000 170,861
Blackstone Mortgage Trust, Inc.
6.250% due 06/01/31 ~ 145,000 140,365
Blackstone Mortgage Trust, Inc. REIT
3.750% due 01/15/27 ~ 8,000 7,922
Brandywine Operating Partnership LP
3.950% due 11/15/27  11,000 10,752
4.550% due 10/01/29  233,000 219,257
8.300% due 03/15/28  162,000 169,163
Bread Financial Holdings, Inc.
8.375% due 06/15/35 ~ † 285,000 297,698
Broadstreet Partners Group LLC
5.875% due 04/15/29 ~ 154,000 150,502
Burford Capital Global Finance LLC
6.875% due 04/15/30 ~ 100,000 95,273
8.500% due 01/15/34 ~ 200,000 175,436
a
Principal
Amount Value
9.250% due 07/01/31 ~ $ 147,000 $ 143,253
Cobra AcquisitionCo LLC
6.375% due 11/01/29 ~ 300,000 255,246
12.250% due 11/01/29 ~ 33,000 32,904
Coinbase Global, Inc.
3.375% due 10/01/28 ~ 215,000 204,230
3.625% due 10/01/31 ~ 131,000 114,201
Compass Group Diversified Holdings LLC
5.000% due 01/15/32 ~ 102,937 93,597
5.250% due 04/15/29 ~ 198,511 189,238
Constellation Insurance, Inc.
6.800% due 01/24/30 ~ 197,000 197,362
CoreLogic, Inc.
4.500% due 05/01/28 ~ 190,000 185,754
CRC Insurance Group LLC
7.125% due 06/01/31 ~ 670,000 668,262
Credit Acceptance Corp.
6.625% due 03/15/30 ~ 57,000 57,198
9.250% due 12/15/28 ~ 112,000 116,774
CrossCountry Intermediate HoldCo LLC
6.750% due 12/01/32 ~ 209,000 201,976
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/28 ~ 52,000 52,072
8.875% due 09/01/31 ~ 136,000 142,820
Diversified Healthcare Trust
4.375% due 03/01/31  46,000 42,138
4.750% due 02/15/28  308,000 302,316
EF Holdco/EF Cayman Holdings/Ellington
Financial REIT Cayman/TRS/EF Cayman
Non-MTM
7.375% due 09/30/30 ~ 158,000 157,440
Encore Capital Group, Inc.
6.625% due 06/01/32 ~ 200,000 200,423
8.500% due 05/15/30 ~ 149,000 158,339
Enova International, Inc.
9.125% due 08/01/29 ~ 180,000 188,492
11.250% due 12/15/28 ~ 31,000 32,688
EZCORP, Inc.
7.375% due 04/01/32 ~ 92,000 96,654
First Eagle Holdings, Inc.
7.250% due 08/15/32 ~ 200,000 201,579
Five Point Operating Co. LP
8.000% due 10/01/30 ~ 34,000 34,831
Focus Financial Partners LLC
6.750% due 09/15/31 ~ 103,000 103,693
Freedom Mortgage Corp.
12.250% due 10/01/30 ~ 218,000 235,369
Freedom Mortgage Holdings LLC
6.875% due 05/01/31 ~ 176,000 170,943
8.375% due 04/01/32 ~ 22,000 22,394
9.125% due 05/15/31 ~ 184,000 190,468
9.250% due 02/01/29 ~ 222,000 230,222
FS KKR Capital Corp.
3.125% due 10/12/28  150,000 141,264
3.250% due 07/15/27  135,000 131,517
6.125% due 01/15/30  105,000 102,363
6.125% due 01/15/31  68,000 65,406
6.875% due 08/15/29  240,000 240,548
7.500% due 08/01/31  189,000 188,314
Genworth Holdings, Inc.
6.500% due 06/15/34  100,000 99,564
GGAM Finance Ltd. (Ireland)
5.875% due 03/15/30 ~ 83,000 83,295

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
6.875% due 04/15/29 ~ $ 87,000 $ 89,114
8.000% due 02/15/27 ~ 17,000 17,069
8.000% due 06/15/28 ~ 95,000 98,374
Global Aircraft Leasing Co. Ltd. (Cayman)
8.750% due 09/01/27 ~ 236,000 240,153
Global Atlantic Fin Co.
7.250% due 03/01/56 ~ 67,000 65,712
7.950% due 10/15/54 ~ 85,000 85,659
goeasy Ltd. (Canada)
6.875% due 05/15/30 ~ 167,000 148,772
7.375% due 10/01/30 ~ 3,000 2,704
7.625% due 07/01/29 ~ 252,000 238,218
9.250% due 12/01/28 ~ 123,000 120,857
HA Sustainable Infrastructure Capital, Inc.
7.125% due 11/15/56  122,000 124,145
8.000% due 06/01/56  100,000 106,001
Hightower Holding LLC
9.125% due 01/31/30 ~ 203,000 211,601
Howard Hughes Corp.
4.125% due 02/01/29 ~ 73,000 70,579
4.375% due 02/01/31 ~ 130,000 123,027
6.125% due 03/01/34 ~ 93,000 91,938
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance
LLC (United Kingdom)
7.250% due 02/15/31 ~ 246,000 238,479
8.125% due 02/15/32 ~ 252,000 226,094
HUB International Ltd.
5.625% due 12/01/29 ~ 176,000 175,472
7.250% due 06/15/30 ~ 524,000 538,021
7.375% due 01/31/32 ~ 204,000 207,775
Hudson Pacific Properties LP
3.950% due 11/01/27  164,000 159,982
5.950% due 02/15/28  200,000 198,280
Hunt Cos., Inc.
5.250% due 04/15/29 ~ 45,000 44,612
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.375% due 02/01/29  210,000 179,521
9.000% due 06/15/30  425,000 396,665
9.750% due 01/15/29  1,000 982
10.000% due 11/15/29 ~ 107,000 105,659
Iron Mountain Information Management
Services, Inc.
5.000% due 07/15/32 ~ 13,000 12,498
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 154,000 147,372
4.875% due 09/15/27 ~ 195,000 194,745
4.875% due 09/15/29 ~ 179,000 175,738
5.250% due 03/15/28 ~ 9,000 8,994
5.250% due 07/15/30 ~ 571,000 562,804
5.625% due 07/15/32 ~ 96,000 94,953
6.250% due 01/15/33 ~ † 536,000 541,874
6.250% due 01/15/35 ~ 70,000 70,360
7.000% due 02/15/29 ~ 59,000 60,149
Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/32 ~ 410,000 410,276
6.750% due 05/01/33 ~ 313,000 322,049
7.125% due 04/30/31 ~ 238,000 246,202
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% due 08/15/28 ~ 190,000 183,599
6.625% due 10/15/31 ~ 181,000 178,319
a
Principal
Amount Value
Jefferson Capital Holdings LLC
8.250% due 05/15/30 ~ $ 150,000 $ 157,809
Jones Deslauriers Insurance Management, Inc.
(Canada)
6.875% due 10/01/33 ~ 34,000 31,555
8.500% due 03/15/30 ~ 250,000 255,173
Kennedy-Wilson, Inc.
7.000% due 06/01/31 ~ 161,000 164,677
7.250% due 06/01/33 ~ 50,000 51,097
LD Holdings Group LLC
6.125% due 04/01/28 ~ 88,000 73,653
8.750% due 11/01/27 ~ 185,000 170,563
LFS Topco LLC
8.750% due 07/15/30 ~ 50,000 50,263
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~ 250,000 248,268
4.300% due 02/01/61 ~ 100,000 63,639
Millrose Properties, Inc.
6.250% due 09/15/32 ~ 197,000 198,893
6.375% due 08/01/30 ~ 126,000 127,789
MPT Operating Partnership LP/MPT Finance
Corp.
3.500% due 03/15/31  260,000 178,977
4.625% due 08/01/29  244,000 196,315
5.000% due 10/15/27  157,000 152,383
8.500% due 02/15/32 ~ 138,000 141,380
Nassau Cos., of New York
7.875% due 07/15/30 ~ 150,000 143,447
Navient Corp.
5.500% due 03/15/29  242,000 232,432
5.625% due 08/01/33  44,000 36,411
7.875% due 06/15/32  163,000 152,758
9.375% due 07/25/30  242,000 246,086
9.375% due 10/15/31  90,000 89,770
11.500% due 03/15/31  142,000 149,996
Newmark Group, Inc.
7.500% due 01/12/29  165,000 172,947
OneMain Finance Corp.
4.000% due 09/15/30  136,000 125,801
5.375% due 11/15/29  98,000 96,323
6.125% due 05/15/30  156,000 156,114
6.500% due 03/15/33 † 391,000 385,063
6.625% due 01/15/28  203,000 206,104
6.625% due 05/15/29  306,000 312,398
6.750% due 09/15/33  120,000 118,942
7.125% due 11/15/31  67,000 68,412
7.125% due 09/15/32  186,000 189,364
7.500% due 05/15/31  233,000 240,859
Osaic Holdings, Inc.
6.750% due 08/01/32 ~ 93,000 93,212
8.000% due 08/01/33 ~ 82,000 82,364
Oxford Finance LLC/Oxford Finance Co-Issuer
II, Inc.
7.750% due 05/15/31 ~ 190,000 188,464
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.875% due 05/15/29 ~ 169,000 165,357
7.000% due 02/01/30 ~ 44,000 45,077
Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/29 ~ 100,000 101,767
Pelagos Insurance Capital Ltd. (United
Kingdom)
7.750% due 06/15/55  200,000 211,605

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
PennyMac Financial Services, Inc.
5.750% due 09/15/31 ~ $ 275,000 $ 261,051
6.750% due 02/15/34 ~ 69,000 66,283
6.875% due 05/15/32 ~ 9,000 8,816
6.875% due 02/15/33 ~ 212,000 206,868
7.125% due 11/15/30 ~ 47,000 47,660
7.875% due 12/15/29 ~ 264,000 274,718
PHH Escrow Issuer LLC/PHH Corp.
9.875% due 11/01/29 ~ 108,000 105,799
Phoenix Aviation Capital Ltd. (Ireland)
9.250% due 07/15/30 ~ 217,000 224,386
Planet Financial Group LLC
10.500% due 12/15/29 ~ 229,000 226,325
PRA Group, Inc.
8.375% due 02/01/28 ~ 235,000 238,460
8.875% due 01/31/30 ~ 50,000 51,636
Prospect Capital Corp.
3.437% due 10/15/28 † 171,000 161,039
Provident Funding Associates LP/PFG Finance
Corp.
9.750% due 09/15/29 ~ 144,000 150,557
Rfna LP
7.875% due 02/15/30 ~ 100,000 100,826
RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/29 ~ 112,000 110,005
5.750% due 03/15/34 ~ 88,000 87,235
6.500% due 04/01/32 ~ 154,000 157,662
6.500% due 06/15/33 ~ 117,000 120,116
7.250% due 07/15/28 ~ 69,000 70,542
Rithm Capital Corp.
8.000% due 04/01/29 ~ 227,000 228,095
8.000% due 07/15/30 ~ 149,000 148,735
8.500% due 06/01/31 ~ 50,000 50,180
RLJ Lodging Trust LP
4.000% due 09/15/29 ~ 179,000 170,599
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 250,000 254,412
6.125% due 08/01/31 ~ 173,000 176,814
6.375% due 08/01/33 ~ 504,000 513,180
6.500% due 08/01/29 ~ 215,000 219,718
6.500% due 06/15/34 ~ 90,000 92,424
7.125% due 02/01/32 ~ 6,000 6,231
Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer, Inc.
3.625% due 03/01/29 ~ 286,000 275,285
3.875% due 03/01/31 ~ 195,000 182,560
Ryan Specialty LLC
4.375% due 02/01/30 ~ 20,000 19,297
5.875% due 08/01/32 ~ 121,000 119,119
Service Properties Trust
3.950% due 01/15/28  153,000 149,190
4.375% due 02/15/30  6,000 5,443
5.734% due 09/30/28 ~ 55,000 51,065
8.625% due 11/15/31 ~ 35,000 36,887
8.875% due 06/15/32  450,000 463,615
SLM Corp.
6.495% due 05/15/32  100,000 100,009
6.500% due 01/31/30  17,000 17,243
Starwood Property Trust, Inc.
due 08/15/29 # ~ 100,000 100,360
5.250% due 10/15/28 ~ 87,000 86,654
6.000% due 04/15/30 ~ 156,000 156,663
6.125% due 06/01/31 ~ 75,000 75,445
a
Principal
Amount Value
6.500% due 07/01/30 ~ $ 89,000 $ 91,057
7.250% due 04/01/29 ~ 119,000 123,013
Stonebriar ABF Issuer LLC
due 08/15/31 # ~ 90,000 90,068
8.125% due 12/15/30 ~ 78,000 81,607
Stonex Escrow Issuer LLC
6.875% due 07/15/32 ~ 85,000 87,475
StoneX Group, Inc.
7.875% due 03/01/31 ~ 263,000 276,301
Synchrony Financial
7.250% due 02/02/33  233,000 242,986
TrueNoord Capital DAC (Ireland)
8.750% due 03/01/30 ~ 130,000 134,883
United Wholesale Mortgage LLC
5.500% due 04/15/29 ~ 231,000 214,758
5.750% due 06/15/27 ~ 85,000 84,233
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL
Capital LLC
6.000% due 01/15/30 ~ † 377,000 368,588
USI, Inc.
7.500% due 01/15/32 ~ 41,000 41,438
UWM Holdings LLC
6.625% due 02/01/30 ~ † 425,000 396,366
Velocity Commercial Capital LLC
9.375% due 02/15/31 ~ 97,000 100,618
Vornado Realty LP
3.400% due 06/01/31  39,000 35,838
5.750% due 02/01/33  37,000 37,145
Walker & Dunlop, Inc.
6.625% due 04/01/33 ~ 25,000 25,412
WS Escrow LLC
7.750% due 06/01/33 ~ 140,000 143,862
XHR LP
4.875% due 06/01/29 ~ 90,000 88,415
36,574,285
Industrial - 9.8%
AAR Escrow Issuer LLC
6.750% due 03/15/29 ~ 39,000 39,876
Advanced Drainage Systems, Inc.
5.375% due 03/01/34 ~ 21,000 20,570
6.375% due 06/15/30 ~ 76,000 77,315
AECOM
6.000% due 08/01/33 ~ 191,000 191,394
Ameritex Holdco Intermediate LLC
7.625% due 08/15/33 ~ 28,000 29,279
Amsted Industries, Inc.
4.625% due 05/15/30 ~ 200,000 195,398
6.375% due 03/15/33 ~ 62,000 62,734
Ardagh Group SA
9.500% due 12/01/30 ~ 402,110 430,119
Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC
4.000% due 09/01/29 ~ 378,000 359,511
Artera Services LLC
8.500% due 02/15/31 ~ † 266,000 239,446
ATI, Inc.
4.875% due 10/01/29  161,000 159,331
5.125% due 10/01/31  154,000 153,001
5.875% due 06/15/33  30,000 30,435
7.250% due 08/15/30  50,000 51,947
Atkore, Inc.
4.250% due 06/01/31 ~ 196,000 187,829

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Avient Corp.
6.250% due 11/01/31 ~ $ 118,000 $ 119,649
7.125% due 08/01/30 ~ 39,000 39,745
Axon Enterprise, Inc.
6.125% due 03/15/30 ~ 406,000 415,119
6.250% due 03/15/33 ~ 18,000 18,461
Ball Corp.
2.875% due 08/15/30  272,000 248,336
3.125% due 09/15/31  9,000 8,151
5.500% due 09/15/33  241,000 242,633
6.000% due 06/15/29  231,000 235,007
Beacon Mobility Corp.
7.250% due 08/01/30 ~ 26,000 27,083
Boise Cascade Co.
4.875% due 07/01/30 ~ 168,000 165,672
Bombardier, Inc. (Canada)
5.875% due 01/15/35 ~ 35,000 35,174
6.750% due 06/15/33 ~ 71,000 73,583
7.000% due 06/01/32 ~ 56,000 58,081
7.250% due 07/01/31 ~ 161,000 168,659
7.450% due 05/01/34 ~ 395,000 437,686
8.750% due 11/15/30 ~ 96,000 101,597
Brand Industrial Services, Inc.
10.375% due 08/01/30 ~ 198,000 161,597
Brightline East LLC
11.000% due 01/31/30 ~ 17,000 1,445
Builders FirstSource, Inc.
5.000% due 03/01/30 ~ 258,000 253,130
6.375% due 06/15/32 ~ 129,000 131,022
6.375% due 03/01/34 ~ 234,000 236,844
6.750% due 05/15/35 ~ 271,000 276,643
BWX Technologies, Inc.
4.125% due 06/30/28 ~ 150,000 147,266
4.125% due 04/15/29 ~ 87,000 84,374
Calderys Financing LLC (France)
11.250% due 06/01/28 ~ 125,000 129,630
Camelot Return Merger Sub, Inc.
8.750% due 08/01/28 ~ † 155,000 96,444
Carriage Purchaser, Inc.
7.875% due 10/15/29 ~ 52,000 51,807
Cascades, Inc./Cascades USA, Inc. (Canada)
5.375% due 01/15/28 ~ 71,000 71,069
6.750% due 07/15/30 ~ 175,000 178,783
Chart Industries, Inc.
7.500% due 01/01/30 ~ 155,000 160,221
9.500% due 01/01/31 ~ 100,000 104,775
Clean Harbors, Inc.
5.125% due 07/15/29 ~ 213,000 212,005
Clearwater Paper Corp.
4.750% due 08/15/28 ~ 150,000 122,647
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 ~ 231,000 230,890
6.750% due 04/15/32 ~ 21,000 20,398
6.875% due 01/15/30 ~ 276,000 275,318
8.750% due 04/15/30 ~ 233,000 230,022
Coherent Corp.
5.000% due 12/15/29 ~ 276,000 271,897
Columbus McKinnon Corp.
7.125% due 02/01/33 ~ 246,000 246,721
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 ~ 55,000 10,877
CP Atlas Buyer, Inc.
9.750% due 07/15/30 ~ 150,000 144,171
a
Principal
Amount Value
Crown Americas LLC
5.250% due 04/01/30  $ 22,000 $ 22,073
5.875% due 06/01/33  97,000 97,745
Danaos Corp. (Greece)
6.875% due 10/15/32 ~ 129,000 133,389
Dycom Industries, Inc.
4.500% due 04/15/29 ~ 200,000 196,232
Efesto Bidco SpA Efesto U.S. LLC (Italy)
7.500% due 02/15/32 ~ 229,000 229,371
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% due 12/15/30 ~ 293,000 299,910
6.750% due 07/15/31 ~ 3,000 3,112
Energizer Holdings, Inc.
4.375% due 03/31/29 ~ 145,000 140,465
4.750% due 06/15/28 ~ 80,000 79,412
6.000% due 09/15/33 ~ 200,000 192,681
EnerSys
4.375% due 12/15/27 ~ 100,000 99,621
6.625% due 01/15/32 ~ 122,000 124,820
Enpro, Inc.
6.125% due 06/01/33 ~ 6,000 6,094
Esab Corp.
5.625% due 04/01/31 ~ 94,000 94,337
6.250% due 04/15/29 ~ 72,000 73,143
First Student Bidco, Inc./First Transit Parent,
Inc.
4.000% due 07/31/29 ~ 38,000 36,421
FTAI Aviation Investors LLC
5.875% due 04/15/33 ~ 87,000 87,092
7.000% due 05/01/31 ~ 70,000 72,556
7.000% due 06/15/32 ~ 274,000 283,552
7.875% due 12/01/30 ~ 165,333 172,871
GB AIT Buyer, Inc.
8.750% due 04/30/34 ~ 90,000 90,352
Genesee & Wyoming, Inc.
6.250% due 04/15/32 ~ 33,000 33,514
GFL Environmental Holdings U.S., Inc.
5.500% due 02/01/34 ~ 4,000 3,917
5.625% due 07/01/31 ~ 115,000 115,076
GFL Environmental, Inc.
4.000% due 08/01/28 ~ 143,000 139,733
4.375% due 08/15/29 ~ 3,000 2,919
4.750% due 06/15/29 ~ 216,000 212,724
6.750% due 01/15/31 ~ 182,000 187,465
Global Infrastructure Solutions, Inc.
due 07/15/34 # ~ 65,000 65,411
5.625% due 06/01/29 ~ 2,000 2,000
7.500% due 04/15/32 ~ 49,000 51,412
GrafTech Finance, Inc.
4.625% due 12/23/29 ~ 200,000 128,106
Granite Construction, Inc.
6.375% due 06/15/34 ~ 105,000 107,032
Graphic Packaging International LLC
3.500% due 03/01/29 ~ 291,000 276,894
6.375% due 07/15/32 ~ 153,000 154,558
Griffon Corp.
5.750% due 03/01/28  156,000 156,114
Hillenbrand, Inc.
6.250% due 02/15/29  25,000 23,440
Ingram Micro, Inc.
4.750% due 05/15/29 ~ 472,000 463,848
INNOVATE Corp.
10.500% due 02/01/27 ~ 58,940 51,499

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Iris Holding, Inc.
10.000% due 12/15/28 ~ $ 50,000 $ 43,125
JELD-WEN Holding, Inc.
7.000% due 09/01/32 ~ † 65,000 37,833
JELD-WEN, Inc.
4.875% due 12/15/27 ~ 14,000 11,161
Knife River Corp.
7.750% due 05/01/31 ~ 27,000 28,031
LSB Industries, Inc.
6.250% due 10/15/28 ~ 163,000 163,673
Lsf12 Helix Parent LLC
7.125% due 02/01/33 ~ 151,000 146,578
Madison IAQ LLC
5.875% due 06/30/29 ~ 215,000 215,241
Masterbrand, Inc.
7.000% due 07/15/32 ~ † 242,000 245,470
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/30 ~ † 592,000 605,530
9.250% due 04/15/30 ~ 232,000 228,430
Maxam Prill SARL (Luxembourg)
7.750% due 07/15/30 ~ 199,000 205,149
Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/28 ~ 17,000 17,628
Miter Brands Acquisition Holdco, Inc./MIWD
Borrower LLC
6.750% due 04/01/32 ~ 300,000 297,606
Moog, Inc.
5.500% due 10/15/34 ~ 75,000 74,045
Mueller Water Products, Inc.
4.000% due 06/15/29 ~ 50,000 48,589
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~ 24,000 23,933
9.750% due 07/15/28 ~ 55,000 55,340
OI European Group BV
4.750% due 02/15/30 ~ 188,000 178,700
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.500% due 04/15/30 ~ † 50,000 27,250
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 ~ 95,000 94,001
7.375% due 06/01/32 ~ † 172,000 165,007
9.500% due 06/01/33 ~ 100,000 102,513
Park-Ohio Industries, Inc.
8.500% due 08/01/30 ~ 70,000 73,091
PODS LLC
8.750% due 05/15/31 ~ 90,000 88,162
Quikrete Holdings, Inc.
6.375% due 03/01/32 ~ 756,000 772,373
6.750% due 03/01/33 ~ 146,000 148,903
Rand Parent LLC
8.500% due 02/15/30 ~ 80,000 82,934
Reworld Holding Corp.
4.875% due 12/01/29 ~ 175,000 167,055
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 ~ 17,000 16,597
RXO, Inc.
6.375% due 05/15/31 ~ 163,000 165,672
Sealed Air Corp.
6.875% due 07/15/33 ~ 205,000 204,065
Seaspan Corp. Pte. Ltd. (Hong Kong)
5.500% due 08/01/29 ~ 200,000 196,375
Sensata Technologies BV
5.875% due 09/01/30 ~ 460,000 462,859
a
Principal
Amount Value
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ $ 165,000 $ 154,383
Silgan Holdings, Inc.
4.125% due 02/01/28  27,000 26,663
Smyrna Ready Mix Concrete LLC
6.000% due 11/01/28 ~ 308,000 308,786
8.875% due 11/15/31 ~ 198,000 208,880
Solaris Energy Infrastructure LLC
6.375% due 05/15/31 ~ 221,000 223,578
Standard Building Solutions, Inc.
5.875% due 03/15/34 ~ 164,000 158,195
6.250% due 08/01/33 ~ 346,000 343,899
6.500% due 08/15/32 ~ 188,000 189,258
Standard Industries, Inc.
3.375% due 01/15/31 ~ 56,000 50,438
4.375% due 07/15/30 ~ 259,000 246,177
4.750% due 01/15/28 ~ 286,000 284,157
Star Leasing Co. LLC
7.625% due 02/15/30 ~ 46,000 45,492
Stonepeak Nile Parent LLC
7.250% due 03/15/32 ~ 74,000 76,686
Sword Purchaser LLC
8.250% due 04/15/33 ~ 204,000 211,209
10.500% due 04/15/34 ~ 225,000 235,568
Terex Corp.
5.000% due 05/15/29 ~ 234,000 232,125
6.250% due 10/15/32 ~ 112,000 113,515
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 200,000 200,171
TMS International Corp.
6.250% due 04/15/29 ~ 97,000 97,135
TopBuild Corp.
3.625% due 03/15/29 ~ 122,000 122,000
4.125% due 02/15/32 ~ 34,000 34,434
5.625% due 01/31/34 ~ 74,000 74,995
Toucan FinCo Ltd./Toucan FinCo Can, Inc./
Toucan FinCo U.S. LLC (Canada)
9.500% due 05/15/30 ~ 270,000 254,768
TransDigm, Inc.
4.625% due 01/15/29  146,000 143,768
6.000% due 01/15/33 ~ 341,000 344,555
6.125% due 07/31/34 ~ 159,000 158,994
6.375% due 03/01/29 ~ 603,000 612,968
6.375% due 05/31/33 ~ 282,000 284,872
6.625% due 03/01/32 ~ 567,000 582,236
6.750% due 08/15/28 ~ 213,000 215,387
6.750% due 01/31/34 ~ 473,000 485,498
6.875% due 12/15/30 ~ 122,000 125,462
7.125% due 12/01/31 ~ 215,000 222,893
Trident TPI Holdings, Inc.
12.750% due 12/31/28 ~ 85,000 85,216
TriMas Corp.
4.125% due 04/15/29 ~ 100,000 96,454
Trinity Industries, Inc.
7.750% due 07/15/28 ~ 34,000 34,814
Trivium Packaging Finance BV (Netherlands)
8.250% due 07/15/30 ~ 133,000 140,611
TTM Technologies, Inc.
4.000% due 03/01/29 ~ 109,000 105,358
Tutor Perini Corp.
due 07/15/33 # ~ 40,000 40,277
11.875% due 04/30/29 ~ 46,000 50,141

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Waste Pro USA, Inc.
7.000% due 02/01/33 ~ $ 77,000 $ 78,986
Watco Cos. LLC/Watco Finance Corp.
7.125% due 08/01/32 ~ 29,000 29,797
Weekley Homes LLC/Weekley Finance Corp.
4.875% due 09/15/28 ~ 149,000 147,057
6.750% due 01/15/34 ~ 100,000 100,391
WESCO Distribution, Inc.
5.250% due 04/15/31 ~ 122,000 121,053
5.500% due 04/15/34 ~ 47,000 46,612
6.375% due 03/15/29 ~ 100,000 101,909
6.375% due 03/15/33 ~ 129,000 132,448
6.625% due 03/15/32 ~ 110,000 113,488
Wilsonart LLC
11.000% due 08/15/32 ~ 137,000 111,173
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ 89,000 91,298
XPO, Inc.
7.125% due 06/01/31 ~ 52,000 53,812
7.125% due 02/01/32 ~ 63,000 65,383
27,392,070
Technology - 4.5%
Ahead DB Holdings LLC
6.625% due 05/01/28 ~ 136,000 136,588
Alteryx, Inc.
8.750% due 03/15/28 ~ 294,000 300,248
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ 109,000 112,340
Amkor Technology, Inc.
5.875% due 10/01/33 ~ 84,000 84,397
AthenaHealth Group, Inc.
6.500% due 02/15/30 ~ † 560,000 537,291
CACI International, Inc.
6.375% due 06/15/33 ~ 115,000 116,704
Capstone Borrower, Inc.
8.000% due 06/15/30 ~ 71,000 67,515
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 50,000 26,750
Cloud Software Group, Inc.
6.500% due 03/31/29 ~ 839,000 814,687
6.625% due 08/15/33 ~ 144,000 124,961
8.250% due 06/30/32 ~ 151,000 141,633
9.000% due 09/30/29 ~ 980,000 951,964
Consensus Cloud Solutions, Inc.
6.500% due 10/15/28 ~ 10,000 10,006
CoreWeave, Inc.
9.000% due 02/01/31 ~ † 353,000 349,281
9.250% due 06/01/30 ~ 194,000 195,402
9.625% due 07/15/32 ~ 230,000 226,849
9.750% due 10/01/31 ~ 690,000 688,968
Crane NXT Co.
4.200% due 03/15/48  4,000 2,540
Diebold Nixdorf, Inc.
7.750% due 03/31/30 ~ 203,000 211,916
Dye & Durham Ltd. (Canada)
8.625% due 04/15/29 ~ 110,000 77,188
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 98,000 94,977
Entegris, Inc.
4.375% due 04/15/28 ~ 241,000 237,757
Fair Isaac Corp.
4.000% due 06/15/28 ~ 249,000 243,744
6.000% due 05/15/33 ~ 329,000 324,129
a
Principal
Amount Value
6.250% due 09/15/34 ~ $ 166,000 $ 163,609
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 ~ 224,000 228,005
Insight Enterprises, Inc.
6.625% due 05/15/32 ~ 169,000 171,878
KBR, Inc.
4.750% due 09/30/28 ~ 150,000 148,178
McAfee Corp.
7.375% due 02/15/30 ~ † 381,000 324,066
NCR Atleos Corp.
9.500% due 04/01/29 ~ 179,000 190,960
NCR Voyix Corp.
5.000% due 10/01/28 ~ 56,000 54,658
5.125% due 04/15/29 ~ 78,000 76,138
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/33 ~ 330,000 345,395
8.750% due 07/01/34 ~ 456,000 484,236
ON Semiconductor Corp.
3.875% due 09/01/28 ~ 199,000 194,216
Open Text Corp. (Canada)
3.875% due 02/15/28 ~ 286,000 278,891
3.875% due 12/01/29 ~ 47,000 43,251
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 100,000 91,680
4.125% due 12/01/31 ~ 292,000 256,534
Pagaya U.S. Holdings Co. LLC
8.875% due 08/01/30 ~ 168,000 144,577
Pitney Bowes, Inc.
7.250% due 03/15/29 ~ 50,000 50,735
Playtika Holding Corp.
4.250% due 03/15/29 ~ 32,000 28,668
Rackspace Finance LLC
3.500% due 05/15/28 ~ 50,000 45,625
ROBLOX Corp.
3.875% due 05/01/30 ~ 85,000 80,384
Rocket Software, Inc.
6.500% due 02/15/29 ~ 256,000 230,732
9.000% due 11/28/28 ~ 109,000 108,441
Science Applications International Corp.
5.875% due 11/01/33 ~ 227,000 223,782
Seagate Data Storage Technology Pte. Ltd.
4.125% due 01/15/31 ~ 65,000 61,874
5.875% due 07/15/30  109,000 111,003
8.250% due 12/15/29 ~ 245,000 256,340
Seagate HDD Cayman
8.500% due 07/15/31  260,000 271,857
SS&C Technologies, Inc.
5.500% due 09/30/27 ~ 316,000 316,101
6.500% due 06/01/32 ~ 68,000 68,625
Synaptics, Inc.
4.000% due 06/15/29 ~ 150,000 148,153
Twilio, Inc.
3.625% due 03/15/29  300,000 289,477
UKG, Inc.
6.875% due 02/01/31 ~ 474,000 460,789
Unisys Corp.
10.625% due 01/15/31 ~ 100,000 94,207
Xerox Corp.
6.750% due 12/15/39  50,000 18,241
13.500% due 04/15/31 ~ † 358,000 244,335
Xerox Holdings Corp.
8.875% due 11/30/29 ~ 17,000 7,480

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Zebra Technologies Corp.
6.500% due 06/01/32 ~ $ 15,000 $ 15,191
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp.
3.875% due 02/01/29 ~ 50,000 40,705
12,446,852
Utilities - 2.9%
AES Corp.
7.600% due 01/15/55  200,000 205,339
Alpha Generation LLC
6.250% due 01/15/34 ~ 198,000 194,957
AltaGas Ltd. (Canada)
7.200% due 10/15/54 ~ 250,000 262,202
AmeriGas Partners LP/AmeriGas Finance Corp.
6.875% due 06/01/31 ~ 85,000 86,116
9.375% due 06/01/28 ~ 50,000 51,156
9.500% due 06/01/30 ~ 36,000 38,649
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC (United Kingdom)
6.375% due 02/15/32 ~ 222,000 222,667
Calpine LLC
3.750% due 03/01/31 ~ 1,000 923
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 2,000 1,856
4.750% due 03/15/28 ~ 273,000 270,630
5.750% due 01/15/34 ~ 45,000 44,152
ContourGlobal Power Holdings SA (United
Kingdom)
6.750% due 02/28/30 ~ 117,000 118,881
DPL LLC
4.350% due 04/15/29  239,000 231,658
Edison International
7.875% due 06/15/54  90,000 92,630
8.125% due 06/15/53  150,000 154,213
Emera U.S. Finance LLC
6.650% due 10/01/56  50,000 50,647
6.850% due 10/01/56  50,000 51,198
EUSHI Finance, Inc.
6.250% due 04/01/56  66,000 65,696
7.625% due 12/15/54  267,000 277,471
Leeward Renewable Energy Operations LLC
4.250% due 07/01/29 ~ 66,000 63,067
Long Ridge Energy LLC
8.750% due 02/15/32 ~ 222,000 234,446
NRG Energy, Inc.
3.375% due 02/15/29 ~ 250,000 238,575
3.625% due 02/15/31 ~ 75,000 69,680
5.250% due 06/15/29 ~ 279,000 278,411
5.750% due 01/15/28  37,000 37,035
5.750% due 07/15/29 ~ 207,000 207,314
5.750% due 01/15/34 ~ 132,000 131,039
5.875% due 05/15/34 ~ 250,000 248,805
6.000% due 02/01/33 ~ 145,000 145,830
6.000% due 01/15/36 ~ 300,000 299,214
6.125% due 05/15/36 ~ 195,000 195,174
6.250% due 11/01/34 ~ 165,000 167,139
PacifiCorp
7.125% due 08/15/56  211,000 209,672
7.375% due 09/15/55  50,000 50,544
Pattern Energy Operations LP/Pattern Energy
Operations, Inc.
4.500% due 08/15/28 ~ 218,000 213,566
a
Principal
Amount Value
PG&E Corp.
5.000% due 07/01/28  $ 200,000 $ 198,979
6.850% due 09/15/56  197,000 196,398
7.375% due 03/15/55  332,000 338,516
Puget Energy, Inc.
7.000% due 09/15/56  204,000 206,466
7.250% due 09/15/56  32,000 32,684
Talen Energy Supply LLC
6.250% due 02/01/34 ~ 266,000 264,495
6.500% due 02/01/36 ~ 207,000 208,772
TransAlta Corp. (Canada)
5.875% due 02/01/34  42,000 41,398
6.500% due 03/15/40  50,000 49,032
TXNM Energy, Inc.
7.000% due 07/31/56 ~ 139,000 140,573
VoltaGrid LLC
7.375% due 11/01/30 ~ 383,000 397,805
XPLR Infrastructure Operating Partners LP
4.500% due 09/15/27 ~ 125,000 124,114
7.250% due 01/15/29 ~ 145,000 150,117
7.750% due 04/15/34 ~ 163,000 171,660
8.375% due 01/15/31 ~ 259,000 276,362
8.625% due 03/15/33 ~ 97,000 104,057
8,111,980
Total Corporate Bonds & Notes
    (Cost $275,415,011) 273,994,226
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.0%
    (Cost $275,581,708) 274,136,228
Shares
SECURITIES LENDING COLLATERAL - 7.3%
Mutual Funds - 2.6%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 7,263,578 7,263,578
Principal
Amount
Repurchase Agreements - 4.7%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$8,987,371; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $9,167,124) $ 8,986,460 8,986,460
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$4,169,530; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $4,258,427) 4,163,491 4,163,491
13,149,951
Total Securities Lending Collateral
(Cost $20,413,529) 20,413,529

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $139,193 or 0.1%
of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2026, investments with a total aggregate value of $1,135,733 or
0.4% of the Fund’s net assets were in default.
(d) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Value
TOTAL INVESTMENTS - 105.3%
(Cost $295,995,237) $ 294,549,757
OTHER ASSETS & LIABILITIES, NET -  (5.3%) (14,832,612)
NET ASSETS - 100.0% $ 279,717,145
Consumer, Cyclical 18 .3%
Communications 17 .6%
Consumer, Non-Cyclical 15 .2%
Financial 13 .1%
Energy 11 .0%
Industrial 9 .8%
Securities Lending Collateral 7 .3%
Basic Materials 5 .5%
Technology 4 .5%
Others (each less than 3.0%) 3 .0%
105 .3%
Other Assets & Liabilities, Net ( 5 .3% )
100 .0%
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Energy $ 2,809 $ 2,809 $ – $ –
Industrial 139,193 – 139,193 –
Total Common Stocks 142,002 2,809 139,193 –
Corporate Bonds & Notes 273,994,226 – 273,994,226 –
Securities Lending Collateral 20,413,529 7,263,578 13,149,951 –
Total $ 294,549,757 $ 7,266,387 $ 287,283,370 $ –

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.4%
Basic Materials - 0.3%
spacing
Almonty Industries, Inc. * (Canada)  6,433 $ 106,530
Anglogold Ashanti PLC (Australia)  14,262 1,153,653
Aura Minerals, Inc. 1,289 81,142
Carpenter Technology Corp. 1,506 928,961
Sherwin-Williams Co. 1,906 656,274
Solstice Advanced Materials, Inc. 4,966 439,988
Southern Copper Corp. (Mexico)  660 115,012
Steel Dynamics, Inc. 493 113,124
3,594,684
Communications - 19.9%
spacing
Airbnb, Inc. Class A * 13,136 1,879,762
Alphabet, Inc. Class A  185,103 66,150,259
Alphabet, Inc. Class C  151,044 53,368,376
Amazon.com, Inc. * 25,759 6,139,400
AppLovin Corp. Class A * 7,624 3,928,113
Arista Networks, Inc. * 33,175 5,635,769
AST SpaceMobile, Inc. †* 7,630 678,002
Booking Holdings, Inc. 24,593 4,383,456
Chewy, Inc. Class A * 7,786 152,995
Ciena Corp. * 4,470 2,192,803
Corning, Inc. 25,116 6,415,380
Coupang, Inc. * (South Korea)  38,887 675,467
DoorDash, Inc. Class A * 11,905 2,196,830
eBay, Inc. 3,029 338,491
EchoStar Corp. Class A †* 3,702 375,753
Etsy, Inc. * 1,629 122,713
Expedia Group, Inc. 3,561 911,189
Gen Digital, Inc. 2,182 54,310
Globalstar, Inc. * 1,607 130,633
GoDaddy, Inc. Class A * 4,549 386,119
Iridium Communications, Inc. 910 49,913
Lyft, Inc. Class A * 2,333 34,085
Maplebear, Inc. * 2,229 105,543
Meta Platforms, Inc. Class A  57,130 32,180,758
Motorola Solutions, Inc. 1,966 816,460
Netflix, Inc. * 133,285 9,516,549
Palo Alto Networks, Inc. * 25,616 8,735,568
Reddit, Inc. Class A * 4,329 751,428
Robinhood Markets, Inc. Class A * 19,856 1,991,160
Roku, Inc. * 3,843 530,872
Space Exploration Technologies Corp.
Class A †* 15,195 2,596,218
Spotify Technology SA * 5,018 2,303,914
Trade Desk, Inc. Class A * 3,802 68,740
Uber Technologies, Inc. * 6,029 435,053
Ubiquiti, Inc. 154 82,241
Viavi Solutions, Inc. * 7,217 344,612
216,658,934
Consumer, Cyclical - 7.8%
spacing
Alaska Air Group, Inc. * 774 40,403
Allison Transmission Holdings, Inc. 522 58,850
American Airlines Group, Inc. * 20,364 367,977
AutoZone, Inc. * 85 271,655
Burlington Stores, Inc. * 2,133 675,734
Carvana Co. * 21,637 1,424,147
Casey's General Stores, Inc. 1,017 808,301
Cava Group, Inc. * 3,395 266,440
Chipotle Mexican Grill, Inc. * 39,853 1,355,002
Choice Hotels International, Inc. 885 97,589
a Shares Value
Churchill Downs, Inc. 319 $ 28,595
Costco Wholesale Corp. 6,166 5,768,108
Cummins, Inc. 1,954 1,393,612
Darden Restaurants, Inc. 3,705 763,267
Deckers Outdoor Corp. * 347 34,454
Delta Air Lines, Inc. 1,253 117,356
Domino's Pizza, Inc. 48 14,210
DraftKings, Inc. Class A * 15,725 397,214
Dutch Bros, Inc. Class A * 4,227 303,541
Fastenal Co. 29,971 1,439,507
Ferguson Enterprises, Inc. 295 70,012
Five Below, Inc. * 676 121,538
Hasbro, Inc. 1,116 92,170
Hilton Worldwide Holdings, Inc. 7,089 2,342,631
Home Depot, Inc. 23,454 8,271,757
Hyatt Hotels Corp. Class A  1,162 225,242
Las Vegas Sands Corp. 8,610 397,696
Live Nation Entertainment, Inc. * 5,370 983,301
Madison Square Garden Sports Corp. * 274 110,104
Marriott International, Inc. Class A  5,177 1,918,544
Murphy USA, Inc. 575 309,850
NVR, Inc. * 33 224,842
On Holding AG Class A * (Switzerland)  7,476 264,800
Planet Fitness, Inc. Class A * 2,515 131,208
Ralph Lauren Corp. 741 297,445
Restaurant Brands International, Inc.
†(Canada)  6,128 444,341
Rivian Automotive, Inc. Class A * 3,749 65,045
Ross Stores, Inc. 8,596 1,829,659
Royal Caribbean Cruises Ltd. 4,449 1,412,691
SharkNinja, Inc. * 578 88,012
Somnigroup International, Inc. 1,052 82,477
Southwest Airlines Co. 1,206 62,013
Starbucks Corp. 19,917 2,035,318
Tapestry, Inc. 6,363 931,416
Tesla, Inc. * 92,800 39,031,680
Texas Roadhouse, Inc. 655 126,566
TJX Cos., Inc. 16,044 2,430,666
TKO Group Holdings, Inc. 868 174,737
Travel & Leisure Co. 754 57,628
Ulta Beauty, Inc. * 315 142,059
United Airlines Holdings, Inc. * 609 82,818
Vail Resorts, Inc. 974 132,610
Viking Holdings Ltd. * 5,772 604,155
Walmart, Inc. 11,764 1,332,391
Williams-Sonoma, Inc. 495 115,385
Wingstop, Inc. 823 142,716
WW Grainger, Inc. 1,187 1,614,795
Wyndham Hotels & Resorts, Inc. 2,161 181,978
Wynn Resorts Ltd. 2,012 195,345
Yum! Brands, Inc. 2,577 411,959
85,115,562
Consumer, Non-Cyclical - 6.7%
spacing
AbbVie, Inc. 4,409 1,109,481
Affirm Holdings, Inc. * 8,742 712,910
Alnylam Pharmaceuticals, Inc. * 4,301 1,294,730
Amgen, Inc. 12,129 4,392,153
Arrowhead Pharmaceuticals, Inc. * 2,653 216,246
Ascendis Pharma AS * (Denmark)  1,468 391,545
Automatic Data Processing, Inc. 4,600 1,030,170
Avis Budget Group, Inc. * 107 15,818
Axsome Therapeutics, Inc. * 1,346 329,460
Booz Allen Hamilton Holding Corp. 836 50,720

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Bridgebio Pharma, Inc. * 4,985 $ 371,283
Cardinal Health, Inc. 3,346 794,876
Caris Life Sciences, Inc. * 1,590 28,334
Celsius Holdings, Inc. * 4,920 144,058
Cencora, Inc. 5,936 1,679,769
Centene Corp. * 1,260 80,879
Cintas Corp. 10,832 1,842,307
Coca-Cola Co. 13,929 1,132,010
Coca-Cola Consolidated, Inc. 302 57,658
Colgate-Palmolive Co. 10,697 980,701
Corcept Therapeutics, Inc. * 3,071 267,023
Corpay, Inc. * 736 245,287
DaVita, Inc. * 53 11,791
Dexcom, Inc. * 11,973 806,381
Eli Lilly & Co. 25,362 30,419,944
Estee Lauder Cos., Inc. Class A  1,378 108,793
Exelixis, Inc. * 1,985 108,004
Grand Canyon Education, Inc. * 330 47,226
Guardant Health, Inc. * 3,528 529,306
H&R Block, Inc. 591 22,505
Halozyme Therapeutics, Inc. * 4,005 313,471
Hershey Co. 525 92,111
IDEXX Laboratories, Inc. * 2,073 1,091,310
Insmed, Inc. * 6,660 710,089
Insulet Corp. * 2,351 357,940
Intuitive Surgical, Inc. * 11,198 4,453,221
Ionis Pharmaceuticals, Inc. * 4,675 370,681
Kimberly-Clark Corp. † 3,853 422,944
Madrigal Pharmaceuticals, Inc. * 559 300,155
McKesson Corp. 3,653 2,760,207
Medpace Holdings, Inc. * 777 411,491
Monster Beverage Corp. * 9,985 959,758
Moody's Corp. 2,168 981,931
Morningstar, Inc. 396 61,784
Natera, Inc. * 4,482 1,216,639
Neurocrine Biosciences, Inc. * 2,811 473,752
Paylocity Holding Corp. * 94 9,826
Penumbra, Inc. * 1,221 385,531
PepsiCo, Inc. 5,038 682,145
Quanta Services, Inc. 4,742 3,414,430
Revolution Medicines, Inc. * 5,971 1,118,249
Rollins, Inc. 10,170 424,496
Shift4 Payments, Inc. Class A †* 663 32,248
Summit Therapeutics, Inc. †* 4,272 62,243
Sysco Corp. 7,092 592,749
Tempus AI, Inc. Class A * 3,322 192,443
Toast, Inc. Class A * 15,717 437,247
U-Haul Holding Co. 1,251 72,183
UL Solutions, Inc. Class A  845 86,072
United Rentals, Inc. 448 507,535
Valvoline, Inc. * 3,769 149,026
Viking Therapeutics, Inc. * 315 12,288
WEX, Inc. * 166 23,421
Zoetis, Inc. 10,342 743,176
73,144,160
Energy - 0.5%
spacing
Cheniere Energy, Inc. 440 105,164
First Solar, Inc. * 165 38,934
Marathon Petroleum Corp. 4,684 1,197,558
Permian Resources Corp. Class A  3,073 56,574
Phillips 66 875 147,919
Solv Energy, Inc. Class A * 1,228 41,813
Targa Resources Corp. 6,743 1,808,068
a Shares Value
TechnipFMC PLC (United Kingdom)  4,868 $ 322,748
Texas Pacific Land Corp. 1,957 856,462
Valero Energy Corp. 1,110 289,089
4,864,329
Financial - 4.3%
spacing
Ally Financial, Inc. 779 35,795
American Express Co. 4,916 1,662,837
American Tower Corp. REIT 9,415 1,540,012
Ameriprise Financial, Inc. 239 109,644
ARES Management Corp. Class A † 6,385 710,714
Bank of America Corp. 14,064 801,367
Bank of New York Mellon Corp. 1,640 237,160
Blackstone, Inc. 18,697 2,200,076
Brookfield Asset Management Ltd.
Class A (Canada)  11,039 495,099
CBRE Group, Inc. Class A * 1,195 160,955
Charles Schwab Corp. 3,825 352,933
Citigroup, Inc. 8,244 1,153,830
CoStar Group, Inc. * 1,892 53,582
Equitable Holdings, Inc. 4,794 210,361
Figure Technology Solutions, Inc. Class A * 2,079 63,846
Freedom Holding Corp. †* (Kazakhstan)  549 71,628
Interactive Brokers Group, Inc. Class A  5,409 470,799
IREN Ltd. * (Australia)  1,261 57,666
Jones Lang LaSalle, Inc. * 74 22,936
KKR & Co., Inc. 4,680 429,530
Lamar Advertising Co. Class A REIT 596 92,964
Lazard, Inc. 779 32,671
LPL Financial Holdings, Inc. 890 250,695
Mastercard, Inc. Class A  25,661 13,179,490
Northern Trust Corp. 300 52,152
NU Holdings Ltd. Class A * (Brazil)  113,505 1,516,427
Popular, Inc. 124 20,358
Public Storage REIT 730 232,366
Ryan Specialty Holdings, Inc. 515 19,446
Simon Property Group, Inc. REIT 10,153 2,270,719
SoFi Technologies, Inc. * 6,135 110,001
Terawulf, Inc. * 11,282 278,665
Tradeweb Markets, Inc. Class A  358 35,678
Visa, Inc. Class A  52,454 17,996,443
Western Alliance Bancorp 826 67,897
46,996,742
Industrial - 8.6%
spacing
3M Co. 2,272 367,860
AAON, Inc. 2,320 294,315
Advanced Energy Industries, Inc. 1,116 416,123
Amphenol Corp. Class A  38,963 6,869,956
Applied Optoelectronics, Inc. †* 2,408 356,769
Armstrong World Industries, Inc. 362 58,072
ATI, Inc. * 4,224 832,550
Axon Enterprise, Inc. * 2,566 1,438,525
Bloom Energy Corp. Class A * 8,526 2,580,820
Boeing Co. * 15,635 3,384,508
BWX Technologies, Inc. 2,707 526,918
Carlisle Cos., Inc. 193 70,011
Caterpillar, Inc. 14,430 15,366,507
CH Robinson Worldwide, Inc. 3,387 637,908
Clean Harbors, Inc. * 303 90,521
Coherent Corp. * 1,150 453,640
Comfort Systems USA, Inc. 1,107 2,194,019
Curtiss-Wright Corp. 587 444,805
Dycom Industries, Inc. * 369 186,563

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Eaton Corp. PLC 1,875 $ 798,975
EMCOR Group, Inc. 1,380 1,145,234
Everus Construction Group, Inc. * 1,370 227,351
Fabrinet * (Thailand)  1,118 628,405
Forgent Power Solutions, Inc. * 3,988 222,770
FTAI Aviation Ltd. † 3,166 856,498
GE Vernova, Inc. 8,548 10,042,703
General Electric Co. 32,812 12,262,829
HEICO Corp. 1,375 489,761
HEICO Corp. Class A  2,460 634,459
Hexcel Corp. 415 41,525
Howmet Aerospace, Inc. 12,646 3,400,004
IES Holdings, Inc. * 272 199,827
Illinois Tool Works, Inc. 2,610 705,927
Jabil, Inc. 3,254 1,254,352
Johnson Controls International PLC 1,224 178,839
Karman Holdings, Inc. * 1,758 87,759
Keysight Technologies, Inc. * 3,039 1,063,863
Landstar System, Inc. 348 71,970
Lennox International, Inc. 289 165,583
Lincoln Electric Holdings, Inc. 392 104,080
Lockheed Martin Corp. 6,453 3,287,545
MasTec, Inc. * 1,935 805,076
Modine Manufacturing Co. * 1,622 433,106
nVent Electric PLC 2,046 347,022
Old Dominion Freight Line, Inc. 1,208 261,653
Powell Industries, Inc. 902 258,297
RBC Bearings, Inc. * 230 148,134
Rocket Lab Corp. * 17,062 1,734,352
Rockwell Automation, Inc. 2,952 1,461,476
Sanmina Corp. * 512 129,577
Sterling Infrastructure, Inc. * 938 787,320
TopBuild Corp. * 81 28,717
Trane Technologies PLC 7,018 3,446,961
TransDigm Group, Inc. 880 1,172,195
TTM Technologies, Inc. * 2,743 512,996
Union Pacific Corp. 1,254 341,088
Vertiv Holdings Co. Class A  12,187 4,080,451
Vicor Corp. * 769 292,051
Waste Management, Inc. 3,128 697,169
Woodward, Inc. 1,852 787,915
XPO, Inc. * 3,556 730,011
92,896,216
Technology - 50.0%
spacing
Adobe, Inc. * 8,941 1,833,084
Advanced Micro Devices, Inc. * 51,672 30,016,782
Allegro MicroSystems, Inc. * (Japan)  3,870 269,429
Analog Devices, Inc. 1,080 428,944
Appfolio, Inc. Class A * 790 126,676
Apple, Inc. 248,826 72,000,291
Applied Materials, Inc. 25,184 18,208,032
Astera Labs, Inc. * 4,863 2,348,926
Atlassian Corp. Class A * 5,627 437,724
Autodesk, Inc. * 6,590 1,281,228
Bentley Systems, Inc. Class B  1,028 30,727
Broadcom, Inc. 147,785 55,825,784
Cadence Design Systems, Inc. * 8,760 3,287,803
Cloudflare, Inc. Class A * 10,039 2,462,366
CoreWeave, Inc. Class A †* 10,856 1,080,606
Credo Technology Group Holding Ltd. * 5,142 1,398,367
Crowdstrike Holdings, Inc. Class A * 7,971 6,082,989
Datadog, Inc. Class A * 10,434 2,716,596
Dell Technologies, Inc. Class C  1,110 478,921
a Shares Value
DigitalOcean Holdings, Inc. * 2,530 $ 397,286
Docusign, Inc. * 379 16,835
Dynatrace, Inc. * 1,633 71,705
Elastic NV * 1,450 82,679
Electronic Arts, Inc. 1,073 220,008
Entegris, Inc. 893 160,615
Everpure, Inc. Class A * 9,149 720,850
ExlService Holdings, Inc. * 713 18,438
Fair Isaac Corp. * 579 691,778
FormFactor, Inc. * 2,421 387,191
Fortinet, Inc. * 19,254 2,957,799
Gartner, Inc. * 2,256 292,423
Guidewire Software, Inc. * 1,382 170,055
HubSpot, Inc. * 1,369 249,856
Intuit, Inc. 2,660 694,260
KLA Corp. 41,554 12,537,257
Kyndryl Holdings, Inc. * 16 181
Lam Research Corp. 39,702 17,204,068
Lattice Semiconductor Corp. * 4,326 661,705
Lumentum Holdings, Inc. * 2,257 1,936,641
MACOM Technology Solutions Holdings, Inc. * 2,088 794,213
Manhattan Associates, Inc. * 2,055 286,159
Marvell Technology, Inc. 27,709 8,254,234
Microchip Technology, Inc. 16,928 1,543,834
Micron Technology, Inc. 35,809 41,333,971
Microsoft Corp. 118,006 44,018,598
MKS, Inc. 183 81,398
MongoDB, Inc. * 2,215 744,018
Monolithic Power Systems, Inc. 1,502 2,076,305
MSCI, Inc. 114 63,845
NetApp, Inc. 2,176 336,758
NVIDIA Corp. 741,053 148,277,295
ON Semiconductor Corp. * 653 61,735
Onto Innovation, Inc. * 330 124,888
Oracle Corp. 54,446 7,979,061
Palantir Technologies, Inc. Class A * 70,543 8,230,252
Pegasystems, Inc. 1,054 31,588
Planet Labs PBC * 8,707 288,463
Procore Technologies, Inc. * 4,371 177,550
Rambus, Inc. * 3,355 445,343
RingCentral, Inc. Class A  241 9,394
ROBLOX Corp. Class A * 21,046 1,144,481
Rubrik, Inc. Class A * 2,794 224,302
Samsara, Inc. Class A * 10,654 345,509
Sandisk Corp. * 4,622 10,509,180
Semtech Corp. * 2,893 468,232
SentinelOne, Inc. Class A * 7,691 130,516
ServiceNow, Inc. * 32,602 3,236,727
SiTime Corp. * 694 517,419
Snowflake, Inc. * 10,639 2,707,625
Super Micro Computer, Inc. * 1,632 47,867
Take-Two Interactive Software, Inc. * 5,716 1,428,886
Teradyne, Inc. 4,975 2,407,104
Texas Instruments, Inc. 28,888 8,610,646
Twilio, Inc. Class A * 770 158,874
Western Digital Corp. 10,738 6,858,575
Workday, Inc. Class A * 484 59,251
Zscaler, Inc. * 3,390 478,499
544,279,500
Utilities - 0.3%
spacing
Constellation Energy Corp. 668 165,911
NRG Energy, Inc. 6,350 927,481
Talen Energy Corp. * 984 378,112

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, open futures contracts outstanding were as follows:
a Shares Value
Vistra Corp. 10,688 $ 1,695,437
3,166,941
Total Common Stocks
    (Cost $745,606,687) 1,070,717,068
EXCHANGE-TRADED FUNDS - 1.0%
iShares Russell 1000 Growth 89,254 11,082,669
a
Total Exchange-Traded Funds
    (Cost $10,357,616) 11,082,669
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4%
    (Cost $755,964,303) 1,081,799,737
SECURITIES LENDING COLLATERAL - 0.5%
Mutual Funds - 0.2%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 1,904,165 1,904,165
Principal
Amount
Repurchase Agreements - 0.3%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$2,356,061; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $2,403,184) $ 2,355,822 2,355,822
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$1,093,052; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $1,116,357) 1,091,469 1,091,469
3,447,291
Total Securities Lending Collateral
(Cost $5,351,456) 5,351,456
a
TOTAL INVESTMENTS - 99.9%
(Cost $761,315,759) 1,087,151,193
DERIVATIVES - 0.0% 257,807
OTHER ASSETS & LIABILITIES, NET -  0.1% 409,244
NET ASSETS - 100.0% $ 1,087,818,244
Technology 50 .0%
Communications 19 .9%
Industrial 8 .6%
Consumer, Cyclical 7 .8%
Consumer, Non-Cyclical 6 .7%
Financial 4 .3%
Others (each less than 3.0%) 2 .6%
99 .9%
Derivatives 0 .0%
Other Assets & Liabilities, Net 0 .1%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 1000 Growth Index 09/26 27 $ 6,554,968 $ 6,812,775 $ 257,807

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,070,717,068 $ 1,070,717,068 $ – $ –
Exchange-Traded Funds 11,082,669 11,082,669 – –
Securities Lending Collateral 5,351,456 1,904,165 3,447,291 –
Derivatives:
Equity Contracts
Futures 257,807 257,807 – –
Total $ 1,087,409,000 $ 1,083,961,709 $ 3,447,291 $ –

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Hologic, Inc. - Contingent Value Rights* 6,393 $ 64
Total Rights
    (Cost $64) 64
COMMON STOCKS - 97.5%
Basic Materials - 2.9%
spacing
Air Products & Chemicals, Inc. 5,892 1,727,417
Albemarle Corp. 3,171 428,180
Alcoa Corp. 6,894 359,453
Anglogold Ashanti PLC (Australia)  1,297 104,914
Axalta Coating Systems Ltd. * 5,592 191,358
Celanese Corp. 3,309 152,214
CF Industries Holdings, Inc. 4,122 446,248
Cleveland-Cliffs, Inc. * 14,386 135,085
Coeur Mining, Inc. 27,638 451,052
Dow, Inc. 19,764 540,743
DuPont de Nemours, Inc. 3,676 498,613
Eastman Chemical Co. 3,066 205,361
Ecolab, Inc. 6,673 1,859,164
Element Solutions, Inc. 6,126 292,516
Freeport-McMoRan, Inc. 38,494 2,420,888
Hecla Mining Co. 16,095 248,346
International Flavors & Fragrances, Inc. 6,880 545,034
International Paper Co. 14,116 537,820
Linde PLC 12,406 6,437,970
LyondellBasell Industries NV Class A  6,852 360,758
Mosaic Co. 8,197 173,694
MP Materials Corp. †* 3,670 205,557
NewMarket Corp. 167 132,137
Newmont Corp. 28,716 2,682,074
Nucor Corp. 5,930 1,320,907
Olin Corp. 3,615 71,649
PPG Industries, Inc. 6,002 727,983
Qnity Electronics, Inc. 5,641 921,232
Reliance, Inc. 1,370 511,832
Royal Gold, Inc. 2,243 447,725
RPM International, Inc. 3,288 365,461
Sherwin-Williams Co. 4,588 1,579,740
Southern Copper Corp. †(Mexico)  1,908 332,488
Steel Dynamics, Inc. 3,327 763,413
Westlake Corp. 912 66,576
28,245,602
Communications - 11.0%
spacing
Amazon.com, Inc. * 239,182 57,006,638
Applied Digital Corp. * 6,852 255,580
AST SpaceMobile, Inc. * 577 51,272
AT&T, Inc. 182,270 3,772,989
CDW Corp. 3,466 487,458
Charter Communications, Inc. Class A * 2,105 299,352
Cisco Systems, Inc. 106,300 12,485,998
Comcast Corp. Class A  95,380 2,341,579
eBay, Inc. 9,345 1,044,304
EchoStar Corp. Class A * 504 51,156
Etsy, Inc. * 1,305 98,306
F5, Inc. * 1,522 633,091
FactSet Research Systems, Inc. 1,040 239,283
Fox Corp. Class A  5,211 271,806
Fox Corp. Class B  3,600 168,624
a Shares Value
Gen Digital, Inc. 13,677 $ 340,421
Iridium Communications, Inc. 1,888 103,557
Liberty Broadband Corp. Class A * 516 17,173
Liberty Broadband Corp. Class C * 2,615 86,975
Liberty Global Ltd. Class A * (Belgium)  5,097 57,953
Liberty Global Ltd. Class C * (Belgium)  3,179 34,969
Lyft, Inc. Class A * 8,163 119,261
Maplebear, Inc. * 2,199 104,123
Match Group, Inc. 6,498 247,249
Meta Platforms, Inc. Class A  10,755 6,058,184
Millicom International Cellular SA (Guatemala)  2,432 220,728
Motorola Solutions, Inc. 2,729 1,133,326
New York Times Co. Class A  4,091 286,288
News Corp. Class A  10,369 257,462
News Corp. Class B † 3,565 100,034
Nexstar Media Group, Inc. 802 143,229
Omnicom Group, Inc. 7,616 554,673
People, Inc. * 1,592 73,487
Pinterest, Inc. Class A * 13,174 277,049
Robinhood Markets, Inc. Class A * 3,554 356,395
Roku, Inc. * 200 27,628
Sirius XM Holdings, Inc. 5,035 148,734
Space Exploration Technologies Corp. Class A * 1,365 233,224
T-Mobile U.S., Inc. 13,111 2,199,108
Trade Desk, Inc. Class A * 7,977 144,224
Uber Technologies, Inc. * 47,513 3,428,538
VeriSign, Inc. 2,195 552,174
Verizon Communications, Inc. 112,648 4,769,516
Versant Media Group, Inc. 4,104 147,785
Walt Disney Co. 47,735 4,594,494
Warner Bros Discovery, Inc. * 64,728 1,725,648
Wayfair, Inc. Class A * 2,800 258,776
Zillow Group, Inc. Class A * 1,588 49,816
Zillow Group, Inc. Class C * 4,053 127,751
108,187,388
Consumer, Cyclical - 7.7%
spacing
Alaska Air Group, Inc. * 2,418 126,220
Allison Transmission Holdings, Inc. 1,842 207,667
Amer Sports, Inc. * (Finland)  4,514 152,754
Aptiv PLC * 5,584 342,746
Aramark 7,254 412,753
Aurora Innovation, Inc. * 34,681 236,524
AutoNation, Inc. * 644 119,649
AutoZone, Inc. * 383 1,224,045
Bath & Body Works, Inc. 4,851 112,204
Best Buy Co., Inc. 5,381 408,310
Birkenstock Holding PLC †* (Germany)  563 24,226
BJ's Wholesale Club Holdings, Inc. * 3,472 302,828
BorgWarner, Inc. 5,511 365,930
Boyd Gaming Corp. 1,363 120,394
Brunswick Corp. 1,845 155,423
Caesars Entertainment, Inc. * 5,345 161,312
CarMax, Inc. * 4,115 217,642
Carnival Corp. Ltd. 34,318 980,465
Casey's General Stores, Inc. 115 91,401
Churchill Downs, Inc. 1,493 133,833
Columbia Sportswear Co. 758 46,860
Copart, Inc. * 23,729 668,920
Core & Main, Inc. Class A * 5,042 243,276
Costco Wholesale Corp. 6,718 6,284,487
Crocs, Inc. * 1,264 152,489
Cummins, Inc. 2,031 1,448,529
Deckers Outdoor Corp. * 3,491 346,621

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Delta Air Lines, Inc. 16,539 $ 1,549,043
Dick's Sporting Goods, Inc. 1,660 376,505
Dillard's, Inc. Class A  96 50,728
Dolby Laboratories, Inc. Class A  1,632 85,811
Dollar General Corp. 5,918 681,221
Dollar Tree, Inc. * 4,985 602,936
Domino's Pizza, Inc. 760 224,990
Dr. Horton, Inc. 6,762 1,101,395
Fastenal Co. 5,464 262,436
Ferguson Enterprises, Inc. 4,889 1,160,306
Five Below, Inc. * 877 157,676
Floor & Decor Holdings, Inc. Class A * 2,865 170,066
Flutter Entertainment PLC * 3,810 389,268
Ford Motor Co. 105,156 1,461,668
Freshpet, Inc. * 863 51,021
GameStop Corp. Class A †* 11,019 243,300
Gap, Inc. 5,433 101,488
General Motors Co. 24,259 1,869,884
Gentex Corp. 6,209 156,901
Genuine Parts Co. 3,669 432,869
Hasbro, Inc. 2,839 234,473
Home Depot, Inc. 6,973 2,459,238
Hyatt Hotels Corp. Class A  65 12,600
Lear Corp. 1,353 181,383
Lennar Corp. Class A  5,500 497,695
Lennar Corp. Class B † 259 22,976
Liberty Live Holdings, Inc. Class A * 563 57,009
Liberty Live Holdings, Inc. Class C * 1,207 127,507
Liberty Media Corp.-Liberty Formula One
Class A * 640 56,026
Liberty Media Corp.-Liberty Formula One
Class C * 5,845 556,093
Lithia Motors, Inc. 625 181,556
LKQ Corp. 6,656 175,252
Lowe's Cos., Inc. 15,084 3,325,871
Lululemon Athletica, Inc. * 2,684 306,459
Macy's, Inc. 6,720 158,256
Madison Square Garden Sports Corp. * 200 80,368
Marriott International, Inc. Class A  1,496 554,403
Mattel, Inc. * 7,268 100,880
McDonald's Corp. 19,107 5,164,813
MGM Resorts International * 5,004 239,241
MSC Industrial Direct Co., Inc. Class A  1,303 154,992
NIKE, Inc. Class B  31,753 1,303,461
Norwegian Cruise Line Holdings Ltd. * 12,287 259,379
NVR, Inc. * 42 286,163
Ollie's Bargain Outlet Holdings, Inc. * 1,838 141,305
O'Reilly Automotive, Inc. * 22,329 2,056,278
PACCAR, Inc. 13,899 1,669,548
Penske Automotive Group, Inc. 445 79,633
Pool Corp. 790 169,771
PulteGroup, Inc. 5,088 698,124
PVH Corp. 1,236 91,785
QuantumScape Corp. * 11,822 89,374
QXO, Inc. †* 16,718 288,887
Ralph Lauren Corp. 363 145,712
RB Global, Inc. (Canada)  4,997 581,901
Restaurant Brands International, Inc. (Canada)  3,951 286,487
Rivian Automotive, Inc. Class A * 19,451 337,475
Ross Stores, Inc. 1,090 232,006
Royal Caribbean Cruises Ltd. 2,930 930,363
Scotts Miracle-Gro Co. 1,173 79,893
SharkNinja, Inc. * 1,877 285,811
SiteOne Landscape Supply, Inc. * 1,172 134,089
a Shares Value
Somnigroup International, Inc. 4,569 $ 358,210
Southwest Airlines Co. 11,228 577,344
Starbucks Corp. 13,827 1,412,981
Target Corp. 12,212 1,595,009
Texas Roadhouse, Inc. 1,204 232,649
Thor Industries, Inc. 1,524 114,544
TJX Cos., Inc. 16,178 2,450,967
TKO Group Holdings, Inc. 1,059 213,187
Toll Brothers, Inc. 2,522 415,499
Tractor Supply Co. 14,145 447,123
Travel & Leisure Co. 1,088 83,156
Ulta Beauty, Inc. * 926 417,607
United Airlines Holdings, Inc. * 8,180 1,112,398
Vail Resorts, Inc. 86 11,709
VF Corp. 8,814 147,018
Walmart, Inc. 107,958 12,227,323
Watsco, Inc. † 981 408,812
WESCO International, Inc. 1,286 444,223
Whirlpool Corp. † 1,535 60,510
Williams-Sonoma, Inc. 2,733 637,062
WW Grainger, Inc. 165 224,466
Wynn Resorts Ltd. 307 29,807
YETI Holdings, Inc. * 1,819 90,150
Yum! Brands, Inc. 5,240 837,666
75,560,976
Consumer, Non-Cyclical - 18.9%
spacing
Abbott Laboratories 46,623 4,230,571
AbbVie, Inc. 43,835 11,030,639
ADT, Inc. 14,346 93,249
Agilent Technologies, Inc. 7,599 1,009,375
Albertsons Cos., Inc. Class A  9,680 130,970
Align Technology, Inc. * 1,744 294,143
Altria Group, Inc. 44,971 3,235,663
Amgen, Inc. 4,249 1,538,648
API Group Corp. * 10,443 442,261
Archer-Daniels-Midland Co. 12,904 985,866
Arrowhead Pharmaceuticals, Inc. * 1,347 109,794
Automatic Data Processing, Inc. 6,821 1,527,563
Avantor, Inc. * 16,948 167,785
Avery Dennison Corp. 1,989 322,914
Avis Budget Group, Inc. * 261 38,584
Baxter International, Inc. 13,980 298,054
Becton Dickinson & Co. 7,648 1,157,372
Bio-Rad Laboratories, Inc. Class A * 542 159,137
Bio-Techne Corp. 4,068 287,404
Biogen, Inc. * 3,965 856,678
BioMarin Pharmaceutical, Inc. * 5,206 297,887
Block, Inc. * 14,009 1,064,684
Booz Allen Hamilton Holding Corp. 2,497 151,493
Boston Scientific Corp. * 39,894 1,702,676
Bright Horizons Family Solutions, Inc. * 1,433 101,571
Bristol-Myers Squibb Co. 54,944 3,165,873
Brown-Forman Corp. Class A  1,536 42,025
Brown-Forman Corp. Class B  3,144 83,788
Bruker Corp. 3,021 181,804
Bunge Global SA 3,546 378,465
Campbell's Co. † 5,868 130,680
Cardinal Health, Inc. 3,320 788,699
Caris Life Sciences, Inc. * 1,503 26,783
Centene Corp. * 12,206 783,503
Charles River Laboratories International, Inc. * 1,319 299,136
Chemed Corp. 383 178,378
Church & Dwight Co., Inc. 6,372 617,319

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Cigna Group 7,032 $ 1,938,582
Clorox Co. 3,137 299,395
Coca-Cola Co. 92,565 7,522,758
Coca-Cola Consolidated, Inc. 1,401 267,479
Colgate-Palmolive Co. 12,173 1,116,021
Conagra Brands, Inc. 12,265 165,087
Constellation Brands, Inc. Class A  3,714 516,580
Cooper Cos., Inc. * 5,215 373,968
Corpay, Inc. * 1,081 360,265
Corteva, Inc. 18,081 1,531,280
CVS Health Corp. 34,531 3,572,232
Danaher Corp. 17,002 3,238,541
Darling Ingredients, Inc. * 4,203 229,568
DaVita, Inc. * 821 182,656
Edwards Lifesciences Corp. * 15,336 1,387,295
Elanco Animal Health, Inc. * 13,522 332,776
Elevance Health, Inc. 5,841 2,258,890
elf Beauty, Inc. * 1,607 118,918
Encompass Health Corp. 2,745 277,465
Ensign Group, Inc. 1,520 243,656
Envista Holdings Corp. * 4,851 127,824
Equifax, Inc. 3,189 506,158
Estee Lauder Cos., Inc. Class A  5,450 430,278
Euronet Worldwide, Inc. * 1,109 81,168
Exelixis, Inc. * 4,995 271,778
FTI Consulting, Inc. * 841 125,317
GE HealthCare Technologies, Inc. 12,220 782,202
General Mills, Inc. † 14,346 499,241
Gilead Sciences, Inc. 33,425 4,222,915
Global Payments, Inc. 6,189 449,074
Globus Medical, Inc. Class A * 3,043 240,427
Grand Canyon Education, Inc. * 538 76,993
Guardant Health, Inc. * 383 57,461
H&R Block, Inc. 2,699 102,778
HCA Healthcare, Inc. 4,018 1,566,578
Henry Schein, Inc. * 2,726 227,676
Hershey Co. 3,603 632,146
Hormel Foods Corp. 7,592 188,433
Humana, Inc. 3,231 1,283,418
IDEXX Laboratories, Inc. * 340 178,990
Illumina, Inc. * 4,087 718,617
Incyte Corp. * 4,458 505,359
Ingredion, Inc. 1,639 155,230
Ionis Pharmaceuticals, Inc. * 374 29,654
IQVIA Holdings, Inc. * 4,477 865,046
J.M. Smucker Co. 2,851 320,737
Jazz Pharmaceuticals PLC * 1,640 395,191
JBS NV Class A  8,775 103,984
Johnson & Johnson 64,830 16,464,875
Kenvue, Inc. 51,005 974,706
Keurig Dr. Pepper, Inc. 34,863 1,141,066
Kimberly-Clark Corp. † 6,164 676,622
Kraft Heinz Co. † 23,007 543,425
Kroger Co. 14,995 832,672
Labcorp Holdings, Inc. 2,207 617,960
Lamb Weston Holdings, Inc. 3,430 148,107
MarketAxess Holdings, Inc. 846 96,013
McCormick & Co., Inc. 7,072 356,570
McKesson Corp. 207 156,409
Medline, Inc. Class A †* 11,570 456,321
Medtronic PLC 34,510 2,699,717
Merck & Co., Inc. 66,562 8,553,217
Moderna, Inc. †* 9,789 685,524
Molina Healthcare, Inc. * 1,385 316,749
a Shares Value
Molson Coors Beverage Co. Class B  4,021 $ 156,658
Mondelez International, Inc. Class A  34,540 1,997,794
Monster Beverage Corp. * 10,253 985,518
Moody's Corp. 2,170 982,836
Morningstar, Inc. 489 76,294
Neurocrine Biosciences, Inc. * 284 47,864
NIQ Global Intelligence PLC * 180 1,683
Organon & Co. 6,608 89,472
Paylocity Holding Corp. * 1,088 113,729
PayPal Holdings, Inc. 24,099 1,040,595
PepsiCo, Inc. 32,380 4,384,252
Performance Food Group Co. * 4,047 452,414
Pfizer, Inc. 153,197 3,688,984
Philip Morris International, Inc. 41,958 7,590,622
Pilgrim's Pride Corp. 1,361 38,258
Post Holdings, Inc. * 1,192 105,206
Primo Brands Corp. 6,420 156,905
Procter & Gamble Co. 62,740 9,200,194
Qiagen NV 6,128 239,605
Quest Diagnostics, Inc. 2,971 629,703
Regeneron Pharmaceuticals, Inc. 2,719 1,695,405
Repligen Corp. * 1,396 190,470
ResMed, Inc. 3,909 761,786
Revvity, Inc. 2,914 324,212
Reynolds Consumer Products, Inc. 1,558 41,832
Robert Half, Inc. 2,993 91,885
Roivant Sciences Ltd. * 13,163 465,839
Royalty Pharma PLC Class A  11,190 627,423
S&P Global, Inc. 7,954 3,239,346
Seaboard Corp. 4 17,857
Service Corp. International 3,748 284,698
Shift4 Payments, Inc. Class A * 937 45,576
Smithfield Foods, Inc. 1,583 38,404
Solventum Corp. * 4,092 315,698
Sotera Health Co. * 6,071 107,760
Sprouts Farmers Market, Inc. * 2,518 212,972
STERIS PLC 2,634 554,641
Stryker Corp. 9,304 2,929,271
Sunbelt Rentals Holdings, Inc. † 11,036 825,603
Sysco Corp. 6,783 566,923
Teleflex, Inc. 1,268 160,732
Tenet Healthcare Corp. * 2,298 429,910
Thermo Fisher Scientific, Inc. 10,003 5,015,104
TransUnion 5,083 366,688
Tyson Foods, Inc. Class A  7,406 423,993
U-Haul Holding Co. 2,588 149,328
U.S. Foods Holding Corp. * 5,899 603,173
UL Solutions, Inc. Class A  1,349 137,409
United Rentals, Inc. 1,293 1,464,827
United Therapeutics Corp. * 1,114 603,599
UnitedHealth Group, Inc. 24,295 10,097,731
Universal Health Services, Inc. Class B  1,285 191,067
Valvoline, Inc. * 76 3,005
Verisk Analytics, Inc. 3,522 632,305
Vertex Pharmaceuticals, Inc. * 6,840 3,397,633
Viatris, Inc. 31,131 494,360
Viking Therapeutics, Inc. * 2,546 99,319
Waters Corp. * 2,644 991,606
West Pharmaceutical Services, Inc. 1,881 675,279
WEX, Inc. * 921 129,944
WillScot Holdings Corp. 4,377 126,320
Zimmer Biomet Holdings, Inc. † 5,209 448,443
Zoetis, Inc. 2,504 179,937
185,847,371

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Energy - 5.5%
spacing
Antero Midstream Corp. 8,829 $ 200,860
Antero Resources Corp. * 8,015 281,647
APA Corp. 9,840 320,489
Baker Hughes Co. 26,711 1,482,460
Cheniere Energy, Inc. 5,252 1,255,281
Chevron Corp. 49,917 8,274,242
Chord Energy Corp. 1,538 175,793
ConocoPhillips 32,812 3,411,136
Devon Energy Corp. 30,326 1,253,070
Diamondback Energy, Inc. 5,153 905,794
DT Midstream, Inc. 2,678 392,970
Enphase Energy, Inc. * 3,446 169,681
EOG Resources, Inc. 14,407 1,869,020
EQT Corp. 16,230 862,949
Expand Energy Corp. 6,118 557,900
Exxon Mobil Corp. 111,971 15,308,675
First Solar, Inc. * 2,597 612,788
Halliburton Co. 22,414 760,955
HF Sinclair Corp. 3,827 266,551
Kinder Morgan, Inc. 52,318 1,672,606
Marathon Petroleum Corp. 3,877 991,233
Matador Resources Co. 2,775 138,140
Nextpower, Inc. Class A * 3,982 474,415
NOV, Inc. 9,445 175,205
Occidental Petroleum Corp. 19,510 947,601
ONEOK, Inc. 16,958 1,474,329
Ovintiv, Inc. 7,606 400,456
Permian Resources Corp. Class A  18,323 337,326
Phillips 66 10,126 1,711,800
Range Resources Corp. 6,412 238,462
SLB Ltd. 40,227 1,870,153
TechnipFMC PLC (United Kingdom)  6,432 426,442
Valero Energy Corp. 7,003 1,823,861
Viper Energy, Inc. Class A  5,107 216,537
Weatherford International PLC 1,808 147,352
Williams Cos., Inc. 32,949 2,449,429
53,857,608
Financial - 21.2%
spacing
Affiliated Managers Group, Inc. 658 222,667
Aflac, Inc. 12,250 1,436,312
AGNC Investment Corp. REIT † 32,414 353,313
Agree Realty Corp. REIT 3,384 256,304
Alexandria Real Estate Equities, Inc. REIT 4,619 244,114
Allstate Corp. 6,901 1,642,024
Ally Financial, Inc. 6,693 307,543
American Express Co. 10,126 3,425,119
American Financial Group, Inc. 1,782 249,373
American Healthcare REIT, Inc. 5,135 267,790
American Homes 4 Rent Class A REIT 9,451 316,798
American International Group, Inc. 14,335 1,068,388
American Tower Corp. REIT 4,424 723,634
Americold Realty Trust, Inc. REIT † 7,949 124,958
Ameriprise Financial, Inc. 2,234 1,024,870
Annaly Capital Management, Inc. REIT † 19,395 433,672
Aon PLC Class A  5,599 1,857,132
Apollo Global Management, Inc. 11,296 1,336,430
Arch Capital Group Ltd. * 9,353 907,802
Arthur J Gallagher & Co. 6,809 1,563,142
Assurant, Inc. 1,304 350,163
Assured Guaranty Ltd. 1,202 96,352
AvalonBay Communities, Inc. REIT 3,736 704,946
a Shares Value
Axis Capital Holdings Ltd. 1,971 $ 211,764
Bank of America Corp. 165,819 9,448,367
Bank of New York Mellon Corp. 17,307 2,502,765
Bank OZK 2,764 143,977
Berkshire Hathaway, Inc. Class B * 50,104 25,071,541
BitMine Immersion Technologies, Inc. 15,163 201,820
Blackrock, Inc. 4,109 3,951,050
Blackstone, Inc. 4,197 493,861
Blue Owl Capital, Inc. 17,709 154,954
BOK Financial Corp. 502 69,718
Brighthouse Financial, Inc. * 1,415 89,569
Brixmor Property Group, Inc. REIT 7,911 249,434
Brookfield Asset Management Ltd.
Class A (Canada)  675 30,274
Brown & Brown, Inc. 7,937 509,159
BXP, Inc. REIT 4,317 286,260
Camden Property Trust REIT 2,650 303,398
Capital One Financial Corp. 16,773 3,364,999
Carlyle Group, Inc. 7,335 308,877
Cboe Global Markets, Inc. 2,819 684,087
CBRE Group, Inc. Class A * 7,113 958,050
Charles Schwab Corp. 40,678 3,753,359
Chubb Ltd. 9,467 3,225,786
Cincinnati Financial Corp. 4,095 758,148
Circle Internet Group, Inc. * 4,811 301,313
Citigroup, Inc. 38,732 5,420,931
Citizens Financial Group, Inc. 11,367 796,486
CME Group, Inc. 9,722 2,146,909
CNA Financial Corp. 674 32,763
Coinbase Global, Inc. Class A * 5,785 845,709
Columbia Banking System, Inc. 7,992 256,144
Commerce Bancshares, Inc. 3,917 226,207
Corebridge Financial, Inc. 6,623 189,616
CoStar Group, Inc. * 9,507 269,238
Cousins Properties, Inc. REIT 4,869 145,973
Credit Acceptance Corp. * 84 53,486
Crown Castle, Inc. REIT 11,740 889,070
CubeSmart REIT 6,138 244,108
Cullen/Frost Bankers, Inc. 1,588 245,378
Digital Realty Trust, Inc. REIT 9,406 1,689,129
East West Bancorp, Inc. 3,656 471,953
EastGroup Properties, Inc. REIT 1,462 296,099
EPR Properties REIT 2,258 130,987
Equinix, Inc. REIT 2,650 2,762,333
Equitable Holdings, Inc. 3,591 157,573
Equity LifeStyle Properties, Inc. REIT 5,416 349,061
Equity Residential REIT 10,032 681,474
Essex Property Trust, Inc. REIT 1,718 500,952
Evercore, Inc. Class A † 1,028 351,000
Everest Group Ltd. 997 356,158
Extra Space Storage, Inc. REIT 5,639 819,347
Federal Realty Investment Trust REIT 2,335 288,232
Fermi, Inc. REIT * 5,523 50,591
Fidelity National Financial, Inc. 6,625 312,435
Fifth Third Bancorp 24,332 1,371,595
Figure Technology Solutions, Inc. Class A * 2,045 62,802
First American Financial Corp. 2,864 196,442
First Citizens BancShares, Inc. Class A  215 447,370
First Hawaiian, Inc. 3,347 98,067
First Horizon Corp. 12,740 326,654
First Industrial Realty Trust, Inc. REIT 3,421 209,742
FNB Corp. 9,094 173,514
Franklin Resources, Inc. 6,995 232,724
Galaxy Digital, Inc. Class A * 5,027 137,438

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Gaming & Leisure Properties, Inc. REIT 7,008 $ 312,066
Globe Life, Inc. 2,059 367,902
Goldman Sachs Group, Inc. 7,759 7,847,220
Hamilton Lane, Inc. Class A  1,059 83,481
Hanover Insurance Group, Inc. 910 194,849
Hartford Insurance Group, Inc. 7,364 975,877
Healthcare Realty Trust, Inc. REIT 8,516 171,768
Healthpeak Properties, Inc. REIT 19,245 411,843
Host Hotels & Resorts, Inc. REIT 18,161 430,597
Houlihan Lokey, Inc. 1,466 196,635
Howard Hughes Holdings, Inc. * 639 45,682
Huntington Bancshares, Inc. 54,193 960,842
Interactive Brokers Group, Inc. Class A  7,015 610,586
Intercontinental Exchange, Inc. 15,120 1,861,423
Invesco Ltd. 9,984 263,478
Invitation Homes, Inc. REIT 15,940 481,547
IREN Ltd. †* (Australia)  7,620 348,463
Iron Mountain, Inc. REIT 7,953 1,004,543
Janus Henderson Group PLC 3,577 185,825
Janus Living, Inc. Class A-1 REIT 1,246 35,810
Jefferies Financial Group, Inc. 4,078 203,818
Jones Lang LaSalle, Inc. * 1,175 364,191
JPMorgan Chase & Co. 71,939 23,547,793
KeyCorp 24,916 574,314
Kilroy Realty Corp. REIT 3,196 119,754
Kimco Realty Corp. REIT 17,785 450,850
Kinsale Capital Group, Inc. 588 193,928
KKR & Co., Inc. 14,492 1,330,076
Lamar Advertising Co. Class A REIT 1,781 277,800
Lazard, Inc. 2,043 85,683
Lincoln National Corp. 4,329 153,030
Lineage, Inc. REIT 1,621 70,108
Loews Corp. 4,498 509,219
LPL Financial Holdings, Inc. 1,387 390,690
M&T Bank Corp. 3,948 939,663
Markel Group, Inc. * 333 650,352
Marsh & McLennan Cos., Inc. 12,976 2,162,710
Medical Properties Trust, Inc. REIT † 15,855 73,250
MetLife, Inc. 14,539 1,230,145
MGIC Investment Corp. 5,071 143,002
Mid-America Apartment Communities, Inc.
REIT 3,086 428,769
Millrose Properties, Inc. REIT 4,326 129,996
Morgan Stanley 30,154 6,303,392
Nasdaq, Inc. 12,025 947,810
National Storage Affiliates Trust REIT 2,046 90,986
NNN REIT, Inc. 5,035 234,279
Northern Trust Corp. 4,687 814,788
Old Republic International Corp. 6,063 248,098
Omega Healthcare Investors, Inc. REIT 7,748 369,425
OneMain Holdings, Inc. 3,105 189,312
Pinnacle Financial Partners, Inc. 3,777 381,024
PNC Financial Services Group, Inc. 10,804 2,660,161
Popular, Inc. 1,685 276,643
Primerica, Inc. 873 248,107
Principal Financial Group, Inc. 5,758 620,597
Progressive Corp. 15,717 3,433,379
Prologis, Inc. REIT 25,076 3,397,046
Prosperity Bancshares, Inc. 2,538 185,350
Prudential Financial, Inc. 9,361 1,010,333
Public Storage REIT 3,769 1,199,710
Raymond James Financial, Inc. 4,755 722,903
Rayonier, Inc. REIT 8,660 184,285
Realty Income Corp. REIT 25,113 1,556,001
a Shares Value
Regency Centers Corp. REIT 4,753 $ 379,004
Regions Financial Corp. 22,973 693,785
Reinsurance Group of America, Inc. 1,727 367,247
RenaissanceRe Holdings Ltd. (Bermuda)  1,124 356,196
Rexford Industrial Realty, Inc. REIT 6,061 203,043
Rithm Capital Corp. REIT 15,404 144,644
RLI Corp. 2,344 138,460
Rocket Cos., Inc. Class A * 26,674 420,115
Ryan Specialty Holdings, Inc. 2,545 96,099
SBA Communications Corp. REIT 2,802 494,441
SEI Investments Co. 2,736 239,975
SLM Corp. 5,181 134,395
SoFi Technologies, Inc. †* 30,144 540,482
Southstate Bank Corp. 2,738 273,526
STAG Industrial, Inc. REIT 5,409 205,867
Starwood Property Trust, Inc. REIT 8,748 143,292
State Street Corp. 7,197 1,220,611
Stifel Financial Corp. 4,096 285,778
Sun Communities, Inc. REIT 3,283 393,665
Synchrony Financial 9,036 687,188
T. Rowe Price Group, Inc. 5,666 644,168
TFS Financial Corp. 1,107 19,616
TPG, Inc. 3,904 158,307
Tradeweb Markets, Inc. Class A  2,896 288,615
Travelers Cos., Inc. 5,704 1,883,004
Truist Financial Corp. 33,537 1,670,813
U.S. Bancorp 41,872 2,529,069
UDR, Inc. REIT 8,696 347,144
Unum Group 4,261 380,933
UWM Holdings Corp. † 6,351 14,544
Ventas, Inc. REIT 13,032 1,157,242
VICI Properties, Inc. REIT 29,204 775,366
Virtu Financial, Inc. Class A  2,173 129,446
Vornado Realty Trust REIT 4,534 178,186
Voya Financial, Inc. 2,549 230,761
W.R. Berkley Corp. 6,104 430,515
Webster Financial Corp. 4,184 319,741
Wells Fargo & Co. 82,420 6,811,189
Welltower, Inc. REIT 19,023 4,317,650
Western Alliance Bancorp 2,226 182,977
Western Union Co. 6,131 47,209
Weyerhaeuser Co. REIT 19,375 463,837
White Mountains Insurance Group Ltd. 67 138,917
Willis Towers Watson PLC 2,538 663,357
Wintrust Financial Corp. 1,805 290,100
WP Carey, Inc. REIT 6,168 441,012
XP, Inc. Class A (Brazil)  10,913 177,445
Zions Bancorp NA 3,903 270,049
208,493,298
Industrial - 10.3%
spacing
3M Co. 12,090 1,957,492
A.O. Smith Corp. 2,939 184,334
Acuity, Inc. 813 306,225
Advanced Drainage Systems, Inc. 1,929 302,776
AECOM 3,285 229,293
AeroVironment, Inc. * 1,025 169,197
AGCO Corp. 1,580 189,126
Allegion PLC 2,387 335,350
Amcor PLC † 12,428 538,754
AMETEK, Inc. 6,154 1,488,899
Applied Industrial Technologies, Inc. 1,028 347,618
AptarGroup, Inc. 1,705 213,466
Armstrong World Industries, Inc. 919 147,426

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Arrow Electronics, Inc. * 1,428 $ 304,749
Avnet, Inc. 2,124 188,654
Ball Corp. 7,159 446,722
Boeing Co. * 7,210 1,560,749
Builders FirstSource, Inc. * 2,819 252,244
BWX Technologies, Inc. 128 24,915
Carlisle Cos., Inc. † 943 342,073
Carrier Global Corp. 21,009 1,541,010
CH Robinson Worldwide, Inc. 245 46,143
Chart Industries, Inc. * 1,283 268,070
Clean Harbors, Inc. * 1,109 331,314
CNH Industrial NV 23,425 263,063
Cognex Corp. 4,640 336,029
Coherent Corp. * 3,774 1,488,730
Crane Co. 1,329 296,460
CRH PLC 17,986 1,924,502
Crown Holdings, Inc. 2,936 328,303
CSX Corp. 49,963 2,374,741
Curtiss-Wright Corp. 486 368,271
Deere & Co. 6,642 4,213,220
Donaldson Co., Inc. 3,199 287,174
Dover Corp. 3,586 804,268
Dycom Industries, Inc. * 480 242,683
Eagle Materials, Inc. 830 186,750
Eaton Corp. PLC 8,839 3,766,475
Emerson Electric Co. 15,116 2,163,855
Esab Corp. 1,418 139,857
Everus Construction Group, Inc. * 189 31,365
Expeditors International of Washington, Inc. 3,538 576,623
FedEx Corp. 5,890 1,844,336
Fedex Freight Holding Co., Inc. * 2,917 440,467
Flex Ltd. * 9,852 1,596,714
Flowserve Corp. 3,425 253,998
Fortive Corp. 8,187 500,144
Fortune Brands Innovations, Inc. 2,934 161,077
Garmin Ltd. 4,420 1,049,927
Gates Industrial Corp. PLC * 7,277 203,538
Generac Holdings, Inc. * 1,535 449,463
General Dynamics Corp. 6,885 2,438,942
GFL Environmental, Inc. 6,996 257,383
Graco, Inc. 4,324 326,938
Graphic Packaging Holding Co. 7,065 74,677
GXO Logistics, Inc. * 3,396 172,177
Hayward Holdings, Inc. * 6,437 111,424
Hexcel Corp. 1,662 166,300
Honeywell Aerospace, Inc. * 8,538 1,887,581
Honeywell International, Inc. 8,538 1,911,658
Hubbell, Inc. 1,425 745,560
Huntington Ingalls Industries, Inc. 1,013 283,529
IDEX Corp. 1,992 452,084
Illinois Tool Works, Inc. 5,473 1,480,282
Ingersoll Rand, Inc. 10,530 863,355
Ingram Micro Holding Corp. 1,227 33,657
ITT, Inc. 2,413 477,195
Jacobs Solutions, Inc. 3,144 396,144
James Hardie Industries PLC * 4,015 105,113
JB Hunt Transport Services, Inc. 2,023 585,517
Johnson Controls International PLC 15,415 2,252,286
Keysight Technologies, Inc. * 1,975 691,388
Kirby Corp. * 1,472 200,148
Knight-Swift Transportation Holdings, Inc. 4,361 339,591
Kratos Defense & Security Solutions, Inc. * 4,636 231,151
L3Harris Technologies, Inc. 5,005 1,454,403
Landstar System, Inc. 613 126,775
a Shares Value
Lennox International, Inc. 599 $ 343,197
Leonardo DRS, Inc. 2,032 86,705
Lincoln Electric Holdings, Inc. 1,095 290,733
Littelfuse, Inc. 697 317,365
Loar Holdings, Inc. * 1,185 95,523
Louisiana-Pacific Corp. 1,894 148,982
Martin Marietta Materials, Inc. 1,607 926,757
Masco Corp. 5,427 441,595
Mettler-Toledo International, Inc. * 544 694,965
Middleby Corp. * 1,166 200,564
Mohawk Industries, Inc. * 1,500 181,995
MSA Safety, Inc. 1,066 186,102
Mueller Industries, Inc. 2,860 351,580
Nordson Corp. 1,410 425,383
Norfolk Southern Corp. 6,052 1,903,899
Northrop Grumman Corp. 3,594 1,830,460
nVent Electric PLC 2,559 434,032
Old Dominion Freight Line, Inc. 3,981 862,285
Oshkosh Corp. 1,676 257,232
Otis Worldwide Corp. 10,336 740,058
Owens Corning 2,252 357,978
Packaging Corp. of America 2,334 556,145
Parker-Hannifin Corp. 3,396 3,321,695
Pentair PLC 4,253 326,035
Primoris Services Corp. 1,368 135,596
Ralliant Corp. 2,913 214,484
RBC Bearings, Inc. * 698 449,554
Regal Rexnord Corp. 1,856 442,081
Republic Services, Inc. 5,353 1,140,617
Rockwell Automation, Inc. 534 264,373
RTX Corp. 36,292 6,885,681
Ryder System, Inc. 1,072 282,761
Saia, Inc. * 738 310,816
Sanmina Corp. * 924 233,846
Schneider National, Inc. Class B  1,616 59,032
Sensata Technologies Holding PLC 3,647 174,108
Silgan Holdings, Inc. 2,596 120,428
Simpson Manufacturing Co., Inc. 1,140 238,659
Smurfit Westrock PLC 14,053 650,092
Snap-on, Inc. 1,364 548,874
Sonoco Products Co. 2,543 143,298
SPX Technologies, Inc. * 1,308 320,682
StandardAero, Inc. * 6,092 182,212
Stanley Black & Decker, Inc. 4,308 405,469
TD SYNNEX Corp. 2,059 550,453
Teledyne Technologies, Inc. * 1,239 826,289
Tetra Tech, Inc. 6,470 186,918
Textron, Inc. 4,656 427,095
Timken Co. 1,836 266,807
TopBuild Corp. * 719 254,907
Toro Co. 2,570 250,369
TransDigm Group, Inc. 747 995,034
Trex Co., Inc. * 2,463 123,248
Trimble, Inc. * 6,221 318,391
TTM Technologies, Inc. * 377 70,507
Union Pacific Corp. 14,887 4,049,264
United Parcel Service, Inc. Class B  20,094 2,160,105
Universal Display Corp. 1,308 113,260
Valmont Industries, Inc. 533 307,861
Veralto Corp. 6,604 585,643
Vontier Corp. 4,182 121,278
Vulcan Materials Co. 3,488 1,028,995
Waste Management, Inc. 7,318 1,631,036
Watts Water Technologies, Inc. Class A  733 286,933

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Westinghouse Air Brake Technologies Corp. 4,539 $ 1,223,714
Xylem, Inc. 6,383 754,534
101,090,459
Technology - 16.2%
spacing
Accenture PLC Class A  16,513 2,054,878
Adobe, Inc. * 3,298 676,156
Akamai Technologies, Inc. * 4,019 475,086
Amdocs Ltd. 2,631 132,971
Amentum Holdings, Inc. * 4,134 85,450
Amkor Technology, Inc. 3,457 298,097
Analog Devices, Inc. 12,202 4,846,268
Apple, Inc. 178,254 51,579,577
Bentley Systems, Inc. Class B  3,503 104,705
Bill Holdings, Inc. * 2,346 84,831
Broadridge Financial Solutions, Inc. 3,102 424,819
Bullish * (Cayman)  963 22,563
CACI International, Inc. Class A * 598 277,029
CCC Intelligent Solutions Holdings, Inc. * 17,262 89,072
Chime Financial, Inc. Class A * 6,629 135,762
Cirrus Logic, Inc. * 1,307 194,129
Cognizant Technology Solutions Corp. Class A  12,764 494,350
Dell Technologies, Inc. Class C  7,140 3,080,624
Docusign, Inc. * 4,882 216,858
Doximity, Inc. Class A * 3,501 72,611
Dropbox, Inc. Class A * 4,065 111,665
Duolingo, Inc. * 1,035 119,046
Dynatrace, Inc. * 6,556 287,874
Elastic NV * 1,195 68,139
Electronic Arts, Inc. 5,813 1,191,897
Entegris, Inc. 3,556 639,582
EPAM Systems, Inc. * 1,256 99,664
Everpure, Inc. Class A * 1,292 101,797
ExlService Holdings, Inc. * 3,368 87,096
Fair Isaac Corp. * 96 114,699
Fidelity National Information Services, Inc. 13,921 541,248
Figma, Inc. Class A * 5,734 103,728
Fiserv, Inc. * 14,267 699,796
Genpact Ltd. 3,855 106,012
Gitlab, Inc. Class A * 3,835 117,082
GLOBALFOUNDRIES, Inc. 3,244 267,338
Guidewire Software, Inc. * 1,082 133,140
Hewlett Packard Enterprise Co. 35,630 1,607,269
HP, Inc. † 24,483 537,157
HubSpot, Inc. * 166 30,297
Intel Corp. * 117,985 16,474,246
International Business Machines Corp. 25,314 7,118,550
Intuit, Inc. 4,988 1,301,868
IonQ, Inc. †* 9,872 525,783
IPG Photonics Corp. * 752 88,225
Jack Henry & Associates, Inc. 2,005 276,169
KBR, Inc. 3,357 115,917
Klaviyo, Inc. Class A * 2,897 43,745
Kyndryl Holdings, Inc. * 6,434 72,768
Leidos Holdings, Inc. 3,371 347,112
Microsoft Corp. 99,945 37,281,484
MKS, Inc. 1,649 733,475
MongoDB, Inc. * 188 63,149
MSCI, Inc. 1,794 1,004,712
NetApp, Inc. 3,397 525,720
Nutanix, Inc. Class A * 6,969 355,140
Okta, Inc. * 4,534 618,664
ON Semiconductor Corp. * 10,019 947,196
Onto Innovation, Inc. * 1,073 406,077
a Shares Value
Parsons Corp. * 869 $ 45,527
Paychex, Inc. 8,660 851,538
Paycom Software, Inc. 1,102 138,499
Pegasystems, Inc. 1,396 41,838
PTC, Inc. * 3,019 342,989
Qorvo, Inc. * 2,251 209,951
QUALCOMM, Inc. 28,386 5,245,449
RingCentral, Inc. Class A  1,771 69,034
Roper Technologies, Inc. 2,751 930,911
Rubrik, Inc. Class A * 1,363 109,422
SailPoint, Inc. * 2,131 31,198
Salesforce, Inc. 21,386 3,350,331
Science Applications International Corp. 1,034 114,164
SentinelOne, Inc. Class A * 2,874 48,772
Skyworks Solutions, Inc. † 4,040 273,912
SS&C Technologies Holdings, Inc. 5,484 340,282
Strategy, Inc. †* 8,805 765,419
Super Micro Computer, Inc. * 13,581 398,331
Synopsys, Inc. * 5,012 2,235,703
Twilio, Inc. Class A * 3,402 701,935
Tyler Technologies, Inc. * 1,131 330,772
UiPath, Inc. Class A * 11,284 122,657
Unity Software, Inc. * 9,179 262,336
Veeva Systems, Inc. Class A * 4,014 712,365
Workday, Inc. Class A * 5,112 625,811
Zebra Technologies Corp. Class A * 1,290 339,605
Zoom Communications, Inc. * 7,153 617,375
159,866,488
Utilities - 3.8%
spacing
AES Corp. 19,520 286,163
Alliant Energy Corp. 6,953 530,444
Ameren Corp. 7,396 836,044
American Electric Power Co., Inc. 14,656 2,005,087
American Water Works Co., Inc. 5,242 689,742
Atmos Energy Corp. 4,531 780,555
Brookfield Renewable Corp. †(Canada)  3,329 123,572
CenterPoint Energy, Inc. 17,598 775,016
Clearway Energy, Inc. Class C  3,030 103,565
CMS Energy Corp. 8,269 632,578
Consolidated Edison, Inc. 9,918 1,097,228
Constellation Energy Corp. 8,053 2,000,124
Dominion Energy, Inc. 23,674 1,616,697
DTE Energy Co. 5,587 851,291
Duke Energy Corp. 20,962 2,653,370
Edison International 10,246 762,815
Entergy Corp. 12,308 1,413,697
Essential Utilities, Inc. 7,700 294,987
Evergy, Inc. 6,197 535,607
Eversource Energy 10,117 731,156
Exelon Corp. 27,571 1,285,360
FirstEnergy Corp. 14,801 703,640
IDACORP, Inc. 1,428 216,056
MDU Resources Group, Inc. 5,925 125,669
National Fuel Gas Co. 2,714 209,548
NextEra Energy, Inc. 56,168 4,929,865
NiSource, Inc. 12,874 612,159
OGE Energy Corp. 5,486 266,949
Oklo, Inc. * 3,781 197,860
PG&E Corp. 59,026 992,817
Pinnacle West Capital Corp. 3,322 355,454
PPL Corp. 20,074 729,690
Public Service Enterprise Group, Inc. 13,429 1,089,898
Sempra 17,591 1,630,862

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
a Shares Value
Southern Co. 30,363 $ 2,906,043
Talen Energy Corp. * 364 139,871
UGI Corp. 5,535 191,179
WEC Energy Group, Inc. 8,770 1,024,073
Xcel Energy, Inc. 16,839 1,352,172
37,678,903
Total Common Stocks
    (Cost $800,018,119) 958,828,093
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 1000 Value 60,623 14,696,834
a
Total Exchange-Traded Funds
    (Cost $14,480,730) 14,696,834
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.0%
    (Cost $814,498,913) 973,524,991
SECURITIES LENDING COLLATERAL - 0.9%
Mutual Funds - 0.3%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 3,402,467 3,402,467
Principal
Amount
Repurchase Agreements - 0.6%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$4,209,941; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $4,294,142) $ 4,209,514 4,209,514
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$1,953,127; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $1,994,769) 1,950,298 1,950,298
6,159,812
Total Securities Lending Collateral
(Cost $9,562,279) 9,562,279
a
TOTAL INVESTMENTS - 99.9%
(Cost $824,061,192) 983,087,270
DERIVATIVES - (0.0%) (32,099)
OTHER ASSETS & LIABILITIES, NET -  0.1% 995,704
NET ASSETS - 100.0% $ 984,050,875
Financial 21 .2%
Consumer, Non-Cyclical 18 .9%
Technology 16 .2%
Communications 11 .0%
Industrial 10 .3%
Consumer, Cyclical 7 .7%
Energy 5 .5%
Utilities 3 .8%
Others (each less than 3.0%) 5 .3%
99 .9%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net 0 .1%
100 .0%

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(b) As of June 30, 2026, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 1000 Value Index 09/26 97 $ 11,675,979 $ 11,643,880 ( $ 32,099 )
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 64 $ – $ 64 $ –
Common Stocks 958,828,093 958,828,093 – –
Exchange-Traded Funds 14,696,834 14,696,834 – –
Securities Lending Collateral 9,562,279 3,402,467 6,159,812 –
Total Assets 983,087,270 976,927,394 6,159,876 –
Liabilities Derivatives:
Equity Contracts
Futures (32,099) (32,099) – –
Total Liabilities (32,099) (32,099) – –
Total $ 983,055,171 $ 976,895,295 $ 6,159,876 $ –

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Hologic, Inc. - Contingent Value Rights* 5,145 $ 51
Total Rights
    (Cost $51) 51
COMMON STOCKS - 98.5%
Basic Materials - 3.6%
spacing
Albemarle Corp. 2,609 352,293
Alcoa Corp. 5,902 307,730
Almonty Industries, Inc. * (Canada)  4,859 80,465
Anglogold Ashanti PLC (Australia)  11,311 914,947
Aura Minerals, Inc. 909 57,221
Axalta Coating Systems Ltd. * 4,862 166,378
Carpenter Technology Corp. 1,084 668,655
Celanese Corp. 2,513 115,598
CF Industries Holdings, Inc. 3,446 373,064
Cleveland-Cliffs, Inc. * 12,628 118,577
Coeur Mining, Inc. 23,002 375,393
Dow, Inc. 16,134 441,426
DuPont de Nemours, Inc. 3,097 420,077
Eastman Chemical Co. 2,517 168,589
Element Solutions, Inc. 5,181 247,393
Hecla Mining Co. 14,157 218,442
International Flavors & Fragrances, Inc. 5,688 450,603
International Paper Co. 11,748 447,599
LyondellBasell Industries NV Class A  5,775 304,054
Mosaic Co. 6,979 147,885
MP Materials Corp. * 3,198 179,120
NewMarket Corp. 137 108,400
Nucor Corp. 4,935 1,099,271
Olin Corp. 2,519 49,927
PPG Industries, Inc. 4,988 604,994
Qnity Electronics, Inc. 4,695 766,740
Reliance, Inc. 1,136 424,410
Royal Gold, Inc. 1,910 381,255
RPM International, Inc. 2,822 313,665
Solstice Advanced Materials, Inc. 3,563 315,682
Steel Dynamics, Inc. 3,004 689,298
Westlake Corp. 744 54,312
11,363,463
Communications - 4.4%
spacing
Applied Digital Corp. * 5,703 212,722
AST SpaceMobile, Inc. †* 5,731 509,257
CDW Corp. 2,816 396,042
Charter Communications, Inc. Class A * 1,747 248,441
Chewy, Inc. Class A * 5,320 104,538
Coupang, Inc. * (South Korea)  27,897 484,571
eBay, Inc. 9,944 1,111,242
EchoStar Corp. Class A * 3,075 312,113
Etsy, Inc. * 2,043 153,899
Expedia Group, Inc. 2,576 659,147
F5, Inc. * 1,267 527,021
FactSet Research Systems, Inc. 829 190,736
Fox Corp. Class A  4,581 238,945
Fox Corp. Class B  3,082 144,361
Gen Digital, Inc. 12,128 301,866
Globalstar, Inc. * 1,153 93,727
GoDaddy, Inc. Class A * 2,951 250,481
Iridium Communications, Inc. 1,960 107,506
a Shares Value
Liberty Broadband Corp. Class A * 346 $ 11,515
Liberty Broadband Corp. Class C * 2,596 86,343
Liberty Global Ltd. Class A * (Belgium)  4,077 46,355
Liberty Global Ltd. Class C * (Belgium)  3,095 34,045
Lyft, Inc. Class A * 8,693 127,005
Maplebear, Inc. * 3,429 162,363
Match Group, Inc. 5,281 200,942
Millicom International Cellular SA (Guatemala)  2,024 183,698
New York Times Co. Class A  3,438 240,591
News Corp. Class A  8,405 208,696
News Corp. Class B  2,773 77,810
Nexstar Media Group, Inc. 652 116,441
Omnicom Group, Inc. 6,339 461,669
People, Inc. * 1,430 66,009
Pinterest, Inc. Class A * 10,964 230,573
Reddit, Inc. Class A * 2,987 518,483
Robinhood Markets, Inc. Class A * 17,202 1,725,017
Roku, Inc. * 2,929 404,612
Sirius XM Holdings, Inc. 3,965 117,126
Trade Desk, Inc. Class A * 9,731 175,936
Ubiquiti, Inc. 97 51,801
VeriSign, Inc. 1,848 464,883
Versant Media Group, Inc. 3,162 113,864
Viavi Solutions, Inc. * 5,177 247,202
Warner Bros Discovery, Inc. * 53,870 1,436,174
Wayfair, Inc. Class A * 2,330 215,339
Zillow Group, Inc. Class A * 1,015 31,841
Zillow Group, Inc. Class C * 3,549 111,864
13,914,812
Consumer, Cyclical - 11.8%
spacing
Alaska Air Group, Inc. * 2,558 133,528
Allison Transmission Holdings, Inc. 1,868 210,598
Amer Sports, Inc. * (Finland)  4,110 139,082
American Airlines Group, Inc. * 14,404 260,280
Aptiv PLC * 4,762 292,292
Aramark 5,907 336,108
Aurora Innovation, Inc. * 26,348 179,693
AutoNation, Inc. * 551 102,370
Bath & Body Works, Inc. 4,537 104,941
Best Buy Co., Inc. 4,412 334,783
Birkenstock Holding PLC †* (Germany)  937 40,319
BJ's Wholesale Club Holdings, Inc. * 2,893 252,327
BorgWarner, Inc. 4,582 304,245
Boyd Gaming Corp. 1,129 99,725
Brunswick Corp. 1,476 124,338
Burlington Stores, Inc. * 1,395 441,936
Caesars Entertainment, Inc. * 4,632 139,794
CarMax, Inc. * 3,112 164,594
Carnival Corp. Ltd. 28,561 815,988
Casey's General Stores, Inc. 826 656,497
Cava Group, Inc. * 2,209 173,362
Chipotle Mexican Grill, Inc. * 28,590 972,060
Choice Hotels International, Inc. 620 68,367
Churchill Downs, Inc. 1,409 126,303
Columbia Sportswear Co. 562 34,743
Copart, Inc. * 19,749 556,724
Core & Main, Inc. Class A * 4,214 203,325
Crocs, Inc. * 1,137 137,168
Darden Restaurants, Inc. 2,552 525,738
Deckers Outdoor Corp. * 3,221 319,813
Delta Air Lines, Inc. 14,663 1,373,337
Dick's Sporting Goods, Inc. 1,405 318,668
Dillard's, Inc. Class A  74 39,103

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Dolby Laboratories, Inc. Class A  1,364 $ 71,719
Dollar General Corp. 4,877 561,391
Dollar Tree, Inc. * 4,169 504,241
Domino's Pizza, Inc. 686 203,083
Dr. Horton, Inc. 5,624 916,037
DraftKings, Inc. Class A * 10,519 265,710
Dutch Bros, Inc. Class A * 2,693 193,384
Fastenal Co. 25,721 1,235,380
Ferguson Enterprises, Inc. 4,284 1,016,722
Five Below, Inc. * 1,237 222,400
Floor & Decor Holdings, Inc. Class A * 2,432 144,364
Flutter Entertainment PLC * 3,171 323,981
Ford Motor Co. 87,516 1,216,472
Freshpet, Inc. * 1,080 63,850
GameStop Corp. Class A * 8,853 195,474
Gap, Inc. 5,174 96,650
Gentex Corp. 4,951 125,112
Genuine Parts Co. 3,045 359,249
Hasbro, Inc. 3,066 253,221
Hyatt Hotels Corp. Class A  875 169,610
Las Vegas Sands Corp. 6,176 285,269
Lear Corp. 1,124 150,683
Lennar Corp. Class A  4,554 412,091
Lennar Corp. Class B  199 17,653
Liberty Live Holdings, Inc. Class A * 397 40,200
Liberty Live Holdings, Inc. Class C * 1,023 108,070
Liberty Media Corp.-Liberty Formula One
Class A * 529 46,309
Liberty Media Corp.-Liberty Formula One
Class C * 4,864 462,761
Lithia Motors, Inc. 514 149,312
Live Nation Entertainment, Inc. * 3,580 655,534
LKQ Corp. 5,606 147,606
Lululemon Athletica, Inc. * 2,279 260,216
Macy's, Inc. 6,036 142,148
Madison Square Garden Sports Corp. * 343 137,831
Mattel, Inc. * 6,935 96,258
MGM Resorts International * 4,165 199,129
MSC Industrial Direct Co., Inc. Class A  979 116,452
Murphy USA, Inc. 375 202,076
Norwegian Cruise Line Holdings Ltd. * 10,044 212,029
NVR, Inc. * 59 401,991
Ollie's Bargain Outlet Holdings, Inc. * 1,292 99,329
On Holding AG Class A * (Switzerland)  4,996 176,958
Penske Automotive Group, Inc. 403 72,117
Planet Fitness, Inc. Class A * 1,747 91,141
Pool Corp. 711 152,794
PulteGroup, Inc. 4,235 581,084
PVH Corp. 1,047 77,750
QuantumScape Corp. * 11,211 84,755
QXO, Inc. †* 14,674 253,567
Ralph Lauren Corp. 843 338,389
RB Global, Inc. (Canada)  4,199 488,974
Restaurant Brands International, Inc. (Canada)  7,700 558,327
Rivian Automotive, Inc. Class A * 18,830 326,700
Royal Caribbean Cruises Ltd. 5,630 1,787,694
Scotts Miracle-Gro Co. 910 61,980
SharkNinja, Inc. * 1,849 281,547
SiteOne Landscape Supply, Inc. * 1,011 115,668
Somnigroup International, Inc. 4,572 358,445
Southwest Airlines Co. 10,229 525,975
Tapestry, Inc. 4,536 663,980
Texas Roadhouse, Inc. 1,454 280,956
Thor Industries, Inc. 1,108 83,277
a Shares Value
TKO Group Holdings, Inc. 1,385 $ 278,814
Toll Brothers, Inc. 2,077 342,186
Tractor Supply Co. 11,802 373,061
Travel & Leisure Co. 1,352 103,333
Ulta Beauty, Inc. * 965 435,196
United Airlines Holdings, Inc. * 7,237 984,160
Vail Resorts, Inc. 765 104,155
VF Corp. 8,018 133,740
Viking Holdings Ltd. * 3,965 415,017
Watsco, Inc. 773 322,132
WESCO International, Inc. 1,064 367,538
Whirlpool Corp. 1,316 51,877
Williams-Sonoma, Inc. 2,616 609,790
Wingstop, Inc. 618 107,167
WW Grainger, Inc. 973 1,323,669
Wyndham Hotels & Resorts, Inc. 1,577 132,799
Wynn Resorts Ltd. 1,678 162,917
YETI Holdings, Inc. * 1,785 88,465
Yum! Brands, Inc. 6,188 989,214
37,150,454
Consumer, Non-Cyclical - 17.7%
spacing
ADT, Inc. 12,593 81,855
Affirm Holdings, Inc. * 6,271 511,400
Agilent Technologies, Inc. 6,329 840,681
Albertsons Cos., Inc. Class A  7,701 104,195
Align Technology, Inc. * 1,491 251,472
Alnylam Pharmaceuticals, Inc. * 2,984 898,274
API Group Corp. * 8,537 361,542
Archer-Daniels-Midland Co. 10,739 820,460
Arrowhead Pharmaceuticals, Inc. * 3,024 246,486
Ascendis Pharma AS * (Denmark)  1,115 297,393
Avantor, Inc. * 14,961 148,114
Avery Dennison Corp. 1,707 277,131
Avis Budget Group, Inc. * 376 55,584
Axsome Therapeutics, Inc. * 966 236,448
Baxter International, Inc. 11,373 242,472
Becton Dickinson & Co. 6,365 963,215
Bio-Rad Laboratories, Inc. Class A * 419 123,023
Bio-Techne Corp. 3,560 251,514
Biogen, Inc. * 3,300 712,998
BioMarin Pharmaceutical, Inc. * 4,325 247,476
Block, Inc. * 11,740 892,240
Booz Allen Hamilton Holding Corp. 2,656 161,140
Bridgebio Pharma, Inc. * 3,785 281,907
Bright Horizons Family Solutions, Inc. * 1,267 89,805
Brown-Forman Corp. Class A  827 22,627
Brown-Forman Corp. Class B  3,266 87,039
Bruker Corp. 2,483 149,427
Bunge Global SA 2,973 317,308
Campbell's Co. † 4,276 95,227
Cardinal Health, Inc. 5,256 1,248,615
Caris Life Sciences, Inc. * 2,760 49,183
Celsius Holdings, Inc. * 3,815 111,703
Cencora, Inc. 4,181 1,183,139
Centene Corp. * 11,046 709,043
Charles River Laboratories International, Inc. * 1,078 244,480
Chemed Corp. 292 135,996
Church & Dwight Co., Inc. 5,335 516,855
Clorox Co. 2,704 258,070
Coca-Cola Consolidated, Inc. 1,239 236,550
Conagra Brands, Inc. 10,347 139,271
Constellation Brands, Inc. Class A  3,090 429,788
Cooper Cos., Inc. * 4,307 308,855

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Corcept Therapeutics, Inc. * 2,118 $ 184,160
Corpay, Inc. * 1,428 475,910
Corteva, Inc. 15,048 1,274,415
Darling Ingredients, Inc. * 3,472 189,641
DaVita, Inc. * 721 160,408
Dexcom, Inc. * 8,560 576,516
Edwards Lifesciences Corp. * 12,763 1,154,541
Elanco Animal Health, Inc. * 10,861 267,289
elf Beauty, Inc. * 1,335 98,790
Encompass Health Corp. 2,167 219,040
Ensign Group, Inc. 1,265 202,779
Envista Holdings Corp. * 3,616 95,282
Equifax, Inc. 2,649 420,449
Estee Lauder Cos., Inc. Class A  5,549 438,094
Euronet Worldwide, Inc. * 861 63,017
Exelixis, Inc. * 5,581 303,662
FTI Consulting, Inc. * 682 101,625
GE HealthCare Technologies, Inc. 10,170 650,982
General Mills, Inc. † 11,842 412,102
Global Payments, Inc. 5,214 378,328
Globus Medical, Inc. Class A * 2,523 199,342
Grand Canyon Education, Inc. * 618 88,442
Guardant Health, Inc. * 2,850 427,585
H&R Block, Inc. 2,808 106,929
Halozyme Therapeutics, Inc. * 2,552 199,745
Henry Schein, Inc. * 2,256 188,421
Hershey Co. 3,274 574,423
Hormel Foods Corp. 6,260 155,373
Humana, Inc. 2,689 1,068,125
IDEXX Laboratories, Inc. * 1,770 931,799
Illumina, Inc. * 3,411 599,756
Incyte Corp. * 3,710 420,566
Ingredion, Inc. 1,385 131,173
Insmed, Inc. * 4,803 512,096
Insulet Corp. * 1,557 237,053
Ionis Pharmaceuticals, Inc. * 3,681 291,866
IQVIA Holdings, Inc. * 3,700 714,914
J.M. Smucker Co. 2,355 264,938
Jazz Pharmaceuticals PLC * 1,335 321,695
JBS NV Class A  7,303 86,541
Kenvue, Inc. 42,449 811,200
Keurig Dr. Pepper, Inc. 29,015 949,661
Kimberly-Clark Corp. † 7,395 811,749
Kraft Heinz Co. 18,955 447,717
Kroger Co. 12,480 693,014
Labcorp Holdings, Inc. 1,855 519,400
Lamb Weston Holdings, Inc. 3,063 132,260
Madrigal Pharmaceuticals, Inc. * 401 215,317
MarketAxess Holdings, Inc. 801 90,905
McCormick & Co., Inc. 5,621 283,411
Medline, Inc. Class A †* 10,044 396,135
Medpace Holdings, Inc. * 517 273,798
Moderna, Inc. * 8,147 570,534
Molina Healthcare, Inc. * 1,126 257,516
Molson Coors Beverage Co. Class B  3,550 138,308
Morningstar, Inc. 449 70,053
Natera, Inc. * 3,057 829,823
Neurocrine Biosciences, Inc. * 2,217 373,642
NIQ Global Intelligence PLC * 1,038 9,705
Organon & Co. 5,892 79,778
Paylocity Holding Corp. * 989 103,380
PayPal Holdings, Inc. 20,056 866,018
Penumbra, Inc. * 854 269,650
Performance Food Group Co. * 3,388 378,745
a Shares Value
Pilgrim's Pride Corp. 979 $ 27,520
Post Holdings, Inc. * 985 86,936
Primo Brands Corp. 5,474 133,785
Qiagen NV 4,519 176,693
Quest Diagnostics, Inc. 2,475 524,576
Repligen Corp. * 1,210 165,092
ResMed, Inc. 3,241 631,606
Revolution Medicines, Inc. * 4,283 802,120
Revvity, Inc. 2,517 280,041
Reynolds Consumer Products, Inc. 1,114 29,911
Robert Half, Inc. 2,084 63,979
Roivant Sciences Ltd. * 10,955 387,697
Rollins, Inc. 6,654 277,738
Royalty Pharma PLC Class A  9,263 519,376
Seaboard Corp. 6 26,786
Service Corp. International 2,980 226,361
Shift4 Payments, Inc. Class A †* 1,402 68,193
Smithfield Foods, Inc. 985 23,896
Solventum Corp. * 3,344 257,990
Sotera Health Co. * 6,344 112,606
Sprouts Farmers Market, Inc. * 2,156 182,354
STERIS PLC 2,192 461,569
Summit Therapeutics, Inc. †* 2,635 38,392
Sunbelt Rentals Holdings, Inc. 9,185 687,130
Sysco Corp. 10,709 895,058
Teleflex, Inc. 1,002 127,014
Tempus AI, Inc. Class A * 2,406 139,380
Tenet Healthcare Corp. * 1,934 361,813
Toast, Inc. Class A * 10,670 296,839
TransUnion 4,327 312,150
Tyson Foods, Inc. Class A  6,143 351,687
U-Haul Holding Co. * 213 13,939
U-Haul Holding Co. 2,270 130,979
U.S. Foods Holding Corp. * 4,980 509,205
UL Solutions, Inc. Class A  1,718 174,995
United Rentals, Inc. 1,399 1,584,913
United Therapeutics Corp. * 941 509,862
Universal Health Services, Inc. Class B  1,146 170,399
Valvoline, Inc. * 2,811 111,147
Verisk Analytics, Inc. 2,932 526,382
Viatris, Inc. 26,208 416,183
Viking Therapeutics, Inc. * 2,368 92,376
Waters Corp. * 2,201 825,463
West Pharmaceutical Services, Inc. 1,561 560,399
WEX, Inc. * 771 108,780
WillScot Holdings Corp. 3,775 108,946
Zimmer Biomet Holdings, Inc. 4,397 378,538
Zoetis, Inc. 9,424 677,209
55,675,535
Energy - 6.0%
spacing
Antero Midstream Corp. 7,305 166,189
Antero Resources Corp. * 6,644 233,470
APA Corp. 7,789 253,688
Baker Hughes Co. 22,231 1,233,821
Cheniere Energy, Inc. 4,693 1,121,674
Chord Energy Corp. 1,253 143,218
Devon Energy Corp. 25,239 1,042,876
Diamondback Energy, Inc. 4,323 759,897
DT Midstream, Inc. 2,252 330,458
Enphase Energy, Inc. * 2,884 142,008
EQT Corp. 13,507 718,167
Expand Energy Corp. 5,048 460,327
First Solar, Inc. * 2,278 537,517

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Halliburton Co. 18,666 $ 633,711
HF Sinclair Corp. 3,462 241,128
Kinder Morgan, Inc. 43,542 1,392,038
Marathon Petroleum Corp. 6,587 1,684,098
Matador Resources Co. 2,514 125,147
Nextpower, Inc. Class A * 3,314 394,830
NOV, Inc. 7,888 146,322
Occidental Petroleum Corp. 16,237 788,631
ONEOK, Inc. 14,113 1,226,984
Ovintiv, Inc. 6,372 335,486
Permian Resources Corp. Class A  17,685 325,581
Phillips 66 8,977 1,517,562
Range Resources Corp. 5,307 197,367
Solv Energy, Inc. Class A * 866 29,487
Targa Resources Corp. 4,753 1,274,469
TechnipFMC PLC (United Kingdom)  8,898 589,937
Texas Pacific Land Corp. 1,318 576,810
Viper Energy, Inc. Class A  4,332 183,677
Weatherford International PLC 1,534 125,021
18,931,596
Financial - 17.8%
spacing
Affiliated Managers Group, Inc. 571 193,226
AGNC Investment Corp. REIT 25,651 279,596
Agree Realty Corp. REIT 2,647 200,484
Alexandria Real Estate Equities, Inc. REIT 3,808 201,253
Allstate Corp. 5,748 1,367,679
Ally Financial, Inc. 6,038 277,446
American Financial Group, Inc. 1,468 205,432
American Healthcare REIT, Inc. 4,273 222,837
American Homes 4 Rent Class A REIT 7,450 249,724
American International Group, Inc. 11,930 889,143
Americold Realty Trust, Inc. REIT 6,478 101,834
Ameriprise Financial, Inc. 2,031 931,742
Annaly Capital Management, Inc. REIT 16,428 367,330
Arch Capital Group Ltd. * 7,818 758,815
ARES Management Corp. Class A † 4,407 490,543
Assurant, Inc. 1,108 297,531
Assured Guaranty Ltd. 974 78,076
AvalonBay Communities, Inc. REIT 3,108 586,449
Axis Capital Holdings Ltd. 1,621 174,160
Bank OZK 2,408 125,433
BitMine Immersion Technologies, Inc. 12,620 167,972
Blue Owl Capital, Inc. † 14,536 127,190
BOK Financial Corp. 438 60,829
Brighthouse Financial, Inc. * 1,244 78,745
Brixmor Property Group, Inc. REIT 6,759 213,111
Brown & Brown, Inc. 6,605 423,711
BXP, Inc. REIT 3,516 233,146
Camden Property Trust REIT 2,206 252,565
Carlyle Group, Inc. 6,001 252,702
Cboe Global Markets, Inc. 2,345 569,061
CBRE Group, Inc. Class A * 6,534 880,064
Central BanCo, Inc. 460 13,975
Cincinnati Financial Corp. 3,418 632,809
Circle Internet Group, Inc. * 4,004 250,771
Citizens Financial Group, Inc. 9,529 667,697
CNA Financial Corp. 475 23,090
Coinbase Global, Inc. Class A * 4,888 714,577
Columbia Banking System, Inc. 6,493 208,101
Commerce Bancshares, Inc. 2,975 171,806
Corebridge Financial, Inc. 5,512 157,809
CoStar Group, Inc. * 9,271 262,555
Cousins Properties, Inc. REIT 3,768 112,965
a Shares Value
Credit Acceptance Corp. * 78 $ 49,666
Crown Castle, Inc. REIT 9,771 739,958
CubeSmart REIT 5,025 199,844
Cullen/Frost Bankers, Inc. 1,311 202,576
Digital Realty Trust, Inc. REIT 7,828 1,405,752
East West Bancorp, Inc. 3,034 391,659
EastGroup Properties, Inc. REIT 1,194 241,821
EPR Properties REIT 1,694 98,269
Equitable Holdings, Inc. 6,393 280,525
Equity LifeStyle Properties, Inc. REIT 4,256 274,299
Equity Residential REIT 8,409 571,223
Essex Property Trust, Inc. REIT 1,415 412,600
Evercore, Inc. Class A † 807 275,542
Everest Group Ltd. 886 316,506
Extra Space Storage, Inc. REIT 4,693 681,893
Federal Realty Investment Trust REIT 1,888 233,055
Fermi, Inc. REIT * 4,596 42,099
Fidelity National Financial, Inc. 5,692 268,435
Fifth Third Bancorp 20,250 1,141,492
Figure Technology Solutions, Inc. Class A * 3,167 97,259
First American Financial Corp. 2,095 143,696
First Citizens BancShares, Inc. Class A  179 372,461
First Hawaiian, Inc. 2,772 81,220
First Horizon Corp. 10,520 269,733
First Industrial Realty Trust, Inc. REIT 2,965 181,784
FNB Corp. 7,626 145,504
Franklin Resources, Inc. 5,957 198,189
Freedom Holding Corp. †* (Kazakhstan)  396 51,666
Galaxy Digital, Inc. Class A * 4,184 114,391
Gaming & Leisure Properties, Inc. REIT 6,028 268,427
Globe Life, Inc. 1,749 312,511
Hamilton Lane, Inc. Class A  885 69,765
Hanover Insurance Group, Inc. 764 163,588
Hartford Insurance Group, Inc. 6,166 817,118
Healthcare Realty Trust, Inc. REIT 7,497 151,214
Healthpeak Properties, Inc. REIT 15,352 328,533
Host Hotels & Resorts, Inc. REIT 15,224 360,961
Houlihan Lokey, Inc. 1,189 159,481
Howard Hughes Holdings, Inc. * 618 44,181
Huntington Bancshares, Inc. 45,102 799,658
Invesco Ltd. 8,079 213,205
Invitation Homes, Inc. REIT 13,231 399,708
IREN Ltd. * (Australia)  7,231 330,674
Iron Mountain, Inc. REIT 6,619 836,046
Janus Henderson Group PLC 2,671 138,758
Janus Living, Inc. Class A-1 REIT 1,037 29,803
Jefferies Financial Group, Inc. 3,337 166,783
Jones Lang LaSalle, Inc. * 1,047 324,518
KeyCorp 20,736 477,965
Kilroy Realty Corp. REIT 2,619 98,134
Kimco Realty Corp. REIT 14,705 372,772
Kinsale Capital Group, Inc. 484 159,628
Lamar Advertising Co. Class A REIT 1,902 296,674
Lazard, Inc. 2,036 85,390
Lincoln National Corp. 3,699 130,760
Lineage, Inc. REIT 1,617 69,935
Loews Corp. 3,741 423,519
LPL Financial Holdings, Inc. 1,800 507,024
M&T Bank Corp. 3,286 782,101
Markel Group, Inc. * 277 540,984
Medical Properties Trust, Inc. REIT † 11,065 51,120
MGIC Investment Corp. 4,673 131,779
Mid-America Apartment Communities, Inc.
REIT 2,583 358,882

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Millrose Properties, Inc. REIT 3,482 $ 104,634
Nasdaq, Inc. 9,949 784,180
National Storage Affiliates Trust REIT 1,606 71,419
NNN REIT, Inc. 4,142 192,727
Northern Trust Corp. 4,112 714,830
Old Republic International Corp. 5,073 207,587
Omega Healthcare Investors, Inc. REIT 6,746 321,649
OneMain Holdings, Inc. 2,548 155,352
Pinnacle Financial Partners, Inc. 3,307 333,610
Popular, Inc. 1,446 237,404
Primerica, Inc. 712 202,350
Principal Financial Group, Inc. 4,831 520,685
Prosperity Bancshares, Inc. 2,610 190,608
Prudential Financial, Inc. 7,790 840,775
Raymond James Financial, Inc. 3,957 601,583
Rayonier, Inc. REIT 6,817 145,066
Realty Income Corp. REIT 20,900 1,294,964
Regency Centers Corp. REIT 4,126 329,007
Regions Financial Corp. 19,257 581,561
Reinsurance Group of America, Inc. 1,464 311,320
RenaissanceRe Holdings Ltd. (Bermuda)  935 296,301
Rexford Industrial Realty, Inc. REIT 5,165 173,027
Rithm Capital Corp. REIT 12,535 117,704
RLI Corp. 1,841 108,748
Rocket Cos., Inc. Class A * 21,690 341,617
Ryan Specialty Holdings, Inc. 2,331 88,019
SBA Communications Corp. REIT 2,351 414,857
SEI Investments Co. 2,271 199,189
Simon Property Group, Inc. REIT 7,143 1,597,532
SLM Corp. 4,408 114,344
SoFi Technologies, Inc. * 28,263 506,756
Southstate Bank Corp. 2,152 214,985
STAG Industrial, Inc. REIT 4,069 154,866
Starwood Property Trust, Inc. REIT 7,940 130,057
State Street Corp. 5,990 1,015,904
Stifel Financial Corp. 3,357 234,218
Sun Communities, Inc. REIT 2,719 326,035
Synchrony Financial 7,520 571,896
T. Rowe Price Group, Inc. 4,715 536,048
Terawulf, Inc. * 8,094 199,922
TFS Financial Corp. 1,147 20,325
TPG, Inc. 3,249 131,747
Tradeweb Markets, Inc. Class A  2,588 257,920
UDR, Inc. REIT 7,292 291,097
Unum Group 3,546 317,012
UWM Holdings Corp. † 4,383 10,037
Ventas, Inc. REIT 10,846 963,125
VICI Properties, Inc. REIT 24,305 645,298
Virtu Financial, Inc. Class A  1,776 105,796
Vornado Realty Trust REIT 3,958 155,549
Voya Financial, Inc. 2,095 189,660
W.R. Berkley Corp. 5,124 361,396
Webster Financial Corp. 3,558 271,902
Western Alliance Bancorp 2,371 194,896
Western Union Co. 6,851 52,753
Weyerhaeuser Co. REIT 16,091 385,219
White Mountains Insurance Group Ltd. 56 116,110
Willis Towers Watson PLC 2,125 555,411
Wintrust Financial Corp. 1,465 235,455
WP Carey, Inc. REIT 4,949 353,853
XP, Inc. Class A (Brazil)  8,781 142,779
Zions Bancorp NA 3,217 222,584
55,821,960
a Shares Value
Industrial - 17.5%
spacing
A.O. Smith Corp. 2,472 $ 155,044
AAON, Inc. 1,539 195,238
Acuity, Inc. 685 258,012
Advanced Drainage Systems, Inc. 1,627 255,374
Advanced Energy Industries, Inc. 845 315,075
AECOM 2,912 203,258
AeroVironment, Inc. * 853 140,805
AGCO Corp. 1,354 162,074
Allegion PLC 1,910 268,336
Amcor PLC † 10,234 443,644
AMETEK, Inc. 5,121 1,238,975
Applied Industrial Technologies, Inc. 813 274,916
Applied Optoelectronics, Inc. * 1,728 256,020
AptarGroup, Inc. 1,443 180,664
Armstrong World Industries, Inc. 935 149,993
Arrow Electronics, Inc. * 1,146 244,568
ATI, Inc. * 3,030 597,213
Avnet, Inc. 1,825 162,096
Axon Enterprise, Inc. * 1,730 969,855
Ball Corp. 5,950 371,280
Builders FirstSource, Inc. * 2,409 215,557
BWX Technologies, Inc. 2,069 402,731
Carlisle Cos., Inc. 894 324,298
CH Robinson Worldwide, Inc. 2,608 491,191
Chart Industries, Inc. * 1,068 223,148
Clean Harbors, Inc. * 1,125 336,094
CNH Industrial NV 19,807 222,433
Cognex Corp. 3,725 269,764
Coherent Corp. * 3,965 1,564,074
Comfort Systems USA, Inc. 780 1,545,921
Crane Co. 1,092 243,592
Crown Holdings, Inc. 2,550 285,141
Curtiss-Wright Corp. 828 627,425
Donaldson Co., Inc. 2,618 235,018
Dover Corp. 2,968 665,663
Dycom Industries, Inc. * 665 336,217
Eagle Materials, Inc. 682 153,450
EMCOR Group, Inc. 990 821,581
Esab Corp. 1,292 127,430
Everus Construction Group, Inc. * 1,102 182,877
Expeditors International of Washington, Inc. 2,966 483,399
Fabrinet * (Thailand)  802 450,788
Fedex Freight Holding Co., Inc. * 2,451 370,101
Flex Ltd. * 8,200 1,328,974
Flowserve Corp. 2,847 211,134
Forgent Power Solutions, Inc. * 2,861 159,815
Fortive Corp. 6,814 416,267
Fortune Brands Innovations, Inc. 2,721 149,383
FTAI Aviation Ltd. † 2,261 611,668
Garmin Ltd. 3,679 873,910
Gates Industrial Corp. PLC * 5,439 152,129
Generac Holdings, Inc. * 1,283 375,675
GFL Environmental, Inc. 5,823 214,228
Graco, Inc. 3,686 278,698
Graphic Packaging Holding Co. 6,322 66,824
GXO Logistics, Inc. * 2,565 130,045
Hayward Holdings, Inc. * 4,491 77,739
HEICO Corp. 942 335,531
HEICO Corp. Class A  1,702 438,963
Hexcel Corp. 1,665 166,600
Hubbell, Inc. 1,186 620,515
Huntington Ingalls Industries, Inc. 866 242,385

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
IDEX Corp. 1,678 $ 380,822
IES Holdings, Inc. * 195 143,259
Ingersoll Rand, Inc. 8,827 723,726
Ingram Micro Holding Corp. 984 26,991
ITT, Inc. 1,996 394,729
Jabil, Inc. 2,335 900,096
Jacobs Solutions, Inc. 2,597 327,222
James Hardie Industries PLC * 3,342 87,494
JB Hunt Transport Services, Inc. 1,669 483,059
Karman Holdings, Inc. * 1,409 70,337
Keysight Technologies, Inc. * 3,824 1,338,668
Kirby Corp. * 1,197 162,756
Knight-Swift Transportation Holdings, Inc. 3,495 272,156
Kratos Defense & Security Solutions, Inc. * 4,141 206,470
L3Harris Technologies, Inc. 4,166 1,210,598
Landstar System, Inc. 733 151,592
Lennox International, Inc. 700 401,065
Leonardo DRS, Inc. 1,705 72,752
Lincoln Electric Holdings, Inc. 1,190 315,957
Littelfuse, Inc. 565 257,261
Loar Holdings, Inc. * 953 76,821
Louisiana-Pacific Corp. 1,415 111,304
Martin Marietta Materials, Inc. 1,337 771,048
Masco Corp. 4,612 375,278
MasTec, Inc. * 1,381 574,579
Mettler-Toledo International, Inc. * 456 582,545
Middleby Corp. * 970 166,850
Modine Manufacturing Co. * 1,164 310,811
Mohawk Industries, Inc. * 1,147 139,166
MSA Safety, Inc. 792 138,267
Mueller Industries, Inc. 2,407 295,893
Nordson Corp. 1,181 356,296
nVent Electric PLC 3,598 610,257
Old Dominion Freight Line, Inc. 4,179 905,171
Oshkosh Corp. 1,411 216,560
Otis Worldwide Corp. 8,663 620,271
Owens Corning 1,760 279,770
Packaging Corp. of America 1,961 467,267
Pentair PLC 3,631 278,352
Powell Industries, Inc. 647 185,275
Primoris Services Corp. 1,203 119,241
Ralliant Corp. 2,545 187,388
RBC Bearings, Inc. * 703 452,774
Regal Rexnord Corp. 1,466 349,187
Rocket Lab Corp. * 12,026 1,222,443
Rockwell Automation, Inc. 2,515 1,245,126
Ryder System, Inc. 837 220,775
Saia, Inc. * 604 254,381
Sanmina Corp. * 1,136 287,499
Schneider National, Inc. Class B  1,080 39,452
Sensata Technologies Holding PLC 3,289 157,017
Silgan Holdings, Inc. 1,919 89,022
Simpson Manufacturing Co., Inc. 919 192,393
Smurfit Westrock PLC 11,695 541,011
Snap-on, Inc. 1,138 457,931
Sonoco Products Co. 2,244 126,449
SPX Technologies, Inc. * 1,089 266,990
StandardAero, Inc. * 5,037 150,657
Stanley Black & Decker, Inc. 3,510 330,361
Sterling Infrastructure, Inc. * 673 564,889
TD SYNNEX Corp. 1,695 453,141
Teledyne Technologies, Inc. * 1,032 688,241
Tetra Tech, Inc. 5,764 166,522
Textron, Inc. 3,900 357,747
a Shares Value
Timken Co. 1,441 $ 209,406
TopBuild Corp. * 638 226,190
Toro Co. 2,188 213,155
Trex Co., Inc. * 2,360 118,094
Trimble, Inc. * 5,215 266,904
TTM Technologies, Inc. * 2,281 426,593
Universal Display Corp. 977 84,598
Valmont Industries, Inc. 432 249,523
Veralto Corp. 5,501 487,829
Vicor Corp. * 552 209,639
Vontier Corp. 3,281 95,149
Vulcan Materials Co. 2,902 856,119
Watts Water Technologies, Inc. Class A  610 238,784
Westinghouse Air Brake Technologies Corp. 3,778 1,018,549
Woodward, Inc. 1,329 565,410
XPO, Inc. * 2,545 522,463
Xylem, Inc. 5,318 628,641
54,997,290
Technology - 13.8%
spacing
Akamai Technologies, Inc. * 3,227 381,464
Allegro MicroSystems, Inc. * (Japan)  2,809 195,563
Amdocs Ltd. 2,343 118,415
Amentum Holdings, Inc. * 3,517 72,696
Amkor Technology, Inc. 2,792 240,754
Appfolio, Inc. Class A * 481 77,128
Astera Labs, Inc. * 3,428 1,655,793
Atlassian Corp. Class A * 3,780 294,046
Autodesk, Inc. * 4,727 919,023
Bentley Systems, Inc. Class B  3,599 107,574
Bill Holdings, Inc. * 2,027 73,296
Broadridge Financial Solutions, Inc. 2,587 354,290
Bullish * (Cayman)  736 17,244
CACI International, Inc. Class A * 480 222,365
CCC Intelligent Solutions Holdings, Inc. * 13,912 71,786
Chime Financial, Inc. Class A * 5,816 119,112
Cirrus Logic, Inc. * 1,126 167,245
Cloudflare, Inc. Class A * 7,076 1,735,601
Cognizant Technology Solutions Corp. Class A  10,558 408,911
CoreWeave, Inc. Class A * 7,788 775,217
Credo Technology Group Holding Ltd. * 3,688 1,002,952
Datadog, Inc. Class A * 7,355 1,914,948
DigitalOcean Holdings, Inc. * 1,815 285,009
Docusign, Inc. * 4,320 191,894
Doximity, Inc. Class A * 2,815 58,383
Dropbox, Inc. Class A * 3,358 92,244
Duolingo, Inc. * 842 96,847
Dynatrace, Inc. * 6,650 292,001
Elastic NV * 2,049 116,834
Electronic Arts, Inc. 5,607 1,149,659
Entegris, Inc. 3,403 612,064
EPAM Systems, Inc. * 1,156 91,729
Everpure, Inc. Class A * 6,983 550,191
ExlService Holdings, Inc. * 3,473 89,812
Fair Isaac Corp. * 505 603,364
Fidelity National Information Services, Inc. 11,513 447,625
Figma, Inc. Class A * 4,772 86,325
Fiserv, Inc. * 11,874 582,420
FormFactor, Inc. * 1,737 277,798
Gartner, Inc. * 1,459 189,116
Genpact Ltd. 3,402 93,555
Gitlab, Inc. Class A * 3,071 93,758
GLOBALFOUNDRIES, Inc. 2,836 233,715
Guidewire Software, Inc. * 1,878 231,088

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Hewlett Packard Enterprise Co. 29,653 $ 1,337,647
HP, Inc. † 20,391 447,379
HubSpot, Inc. * 1,119 204,229
IonQ, Inc. * 8,216 437,584
IPG Photonics Corp. * 532 62,414
Jack Henry & Associates, Inc. 1,590 219,007
KBR, Inc. 2,832 97,789
Klaviyo, Inc. Class A * 3,112 46,991
Kyndryl Holdings, Inc. * 4,989 56,426
Lattice Semiconductor Corp. * 3,018 461,633
Leidos Holdings, Inc. 2,831 291,508
Lumentum Holdings, Inc. * 1,591 1,365,173
MACOM Technology Solutions Holdings, Inc. * 1,498 569,794
Manhattan Associates, Inc. * 1,312 182,696
Microchip Technology, Inc. 11,892 1,084,550
MKS, Inc. 1,491 663,197
MongoDB, Inc. * 1,751 588,161
MSCI, Inc. 1,569 878,703
NetApp, Inc. 4,406 681,873
Nutanix, Inc. Class A * 5,863 298,778
Okta, Inc. * 3,793 517,555
ON Semiconductor Corp. * 8,841 835,828
Onto Innovation, Inc. * 1,109 419,701
Parsons Corp. * 829 43,431
Paychex, Inc. 7,208 708,763
Paycom Software, Inc. 917 115,249
Pegasystems, Inc. 2,118 63,476
Planet Labs PBC * 6,246 206,930
Procore Technologies, Inc. * 2,755 111,908
PTC, Inc. * 2,616 297,204
Qorvo, Inc. * 1,843 171,897
Rambus, Inc. * 2,407 319,505
RingCentral, Inc. Class A  1,738 67,747
ROBLOX Corp. Class A * 14,220 773,284
Roper Technologies, Inc. 2,290 774,913
Rubrik, Inc. Class A * 3,470 278,572
SailPoint, Inc. * 1,356 19,852
Samsara, Inc. Class A * 7,695 249,549
Science Applications International Corp. 956 105,552
Semtech Corp. * 2,075 335,839
SentinelOne, Inc. Class A * 7,278 123,508
SiTime Corp. * 498 371,289
Skyworks Solutions, Inc. 3,322 225,232
Snowflake, Inc. * 7,499 1,908,495
SS&C Technologies Holdings, Inc. 4,645 288,222
Super Micro Computer, Inc. †* 12,534 367,622
Take-Two Interactive Software, Inc. * 4,101 1,025,168
Teradyne, Inc. 3,507 1,696,827
Twilio, Inc. Class A * 3,311 683,159
Tyler Technologies, Inc. * 956 279,592
UiPath, Inc. Class A * 9,013 97,971
Unity Software, Inc. * 8,071 230,669
Veeva Systems, Inc. Class A * 3,311 587,603
Workday, Inc. Class A * 4,602 563,377
Zebra Technologies Corp. Class A * 1,074 282,741
Zoom Communications, Inc. * 5,953 513,803
Zscaler, Inc. * 2,339 330,150
43,358,569
Utilities - 5.9%
spacing
AES Corp. 16,123 236,363
Alliant Energy Corp. 5,824 444,313
Ameren Corp. 6,189 699,605
American Water Works Co., Inc. 4,324 568,952
a Shares Value
Atmos Energy Corp. 3,693 $ 636,193
Brookfield Renewable Corp. (Canada)  3,069 113,921
CenterPoint Energy, Inc. 14,675 646,287
Clearway Energy, Inc. Class C  2,559 87,467
CMS Energy Corp. 6,882 526,473
Consolidated Edison, Inc. 8,254 913,140
DTE Energy Co. 4,649 708,368
Edison International 8,462 629,996
Entergy Corp. 10,244 1,176,626
Essential Utilities, Inc. 6,378 244,341
Evergy, Inc. 5,110 441,657
Eversource Energy 8,420 608,513
Exelon Corp. 22,946 1,069,743
FirstEnergy Corp. 12,374 588,260
IDACORP, Inc. 1,247 188,671
MDU Resources Group, Inc. 4,530 96,081
National Fuel Gas Co. 2,066 159,516
NiSource, Inc. 10,593 503,697
NRG Energy, Inc. 4,545 663,843
OGE Energy Corp. 4,553 221,549
Oklo, Inc. * 3,147 164,683
PG&E Corp. 49,125 826,282
Pinnacle West Capital Corp. 2,714 290,398
PPL Corp. 16,852 612,570
Public Service Enterprise Group, Inc. 11,177 907,125
Talen Energy Corp. * 1,007 386,950
UGI Corp. 4,725 163,202
Vistra Corp. 7,532 1,194,801
WEC Energy Group, Inc. 7,299 852,304
X-Energy, Inc. * 944 17,332
Xcel Energy, Inc. 13,980 1,122,594
18,711,816
Total Common Stocks
    (Cost $257,761,086) 309,925,495
EXCHANGE-TRADED FUNDS - 0.8%
iShares Russell Mid-Cap 21,629 2,386,111
a
Total Exchange-Traded Funds
    (Cost $2,370,279) 2,386,111
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $260,131,416) 312,311,657
SECURITIES LENDING COLLATERAL - 1.5%
Mutual Funds - 0.5%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 1,700,221 1,700,221

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
Repurchase Agreements - 1.0%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$2,103,717; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $2,145,793) $ 2,103,504 $ 2,103,504
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$975,982; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $996,791) 974,568 974,568
3,078,072
Total Securities Lending Collateral
(Cost $4,778,293) 4,778,293
a
TOTAL INVESTMENTS - 100.8%
(Cost $264,909,709) 317,089,950
DERIVATIVES - 0.0% 36,222
OTHER ASSETS & LIABILITIES, NET -  (0.8%) (2,642,638)
NET ASSETS - 100.0% $ 314,483,534
Financial 17 .8%
Consumer, Non-Cyclical 17 .7%
Industrial 17 .5%
Technology 13 .8%
Consumer, Cyclical 11 .8%
Energy 6 .0%
Utilities 5 .9%
Communications 4 .4%
Basic Materials 3 .6%
Others (each less than 3.0%) 2 .3%
100 .8%
Derivatives 0 .0%
Other Assets & Liabilities, Net ( 0 .8% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/26 1 $ 370,852 $ 377,413 $ 6,561
CME E-Mini Standard & Poor's MidCap 400 Index 09/26 6 2,301,339 2,331,000 29,661
Total Futures Contracts $ 36,222
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 51 $ – $ 51 $ –
Common Stocks 309,925,495 309,925,495 – –
Exchange-Traded Funds 2,386,111 2,386,111 – –
Securities Lending Collateral 4,778,293 1,700,221 3,078,072 –
Derivatives:
Equity Contracts
Futures 36,222 36,222 – –
Total $ 317,126,172 $ 314,048,049 $ 3,078,123 $ –

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Akero Therapeutics, Inc. - Contingent Value
Rights * ± Ω 4,360 $ 2,834
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 869 148
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 758 387
Inhibrx, Inc. - Contingent Value Rights * ± Ω 1,165 1,945
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 40 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 40 –
5,314
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights* ± Ω 33 –
Total Rights
    (Cost $3,659) 5,314
COMMON STOCKS - 97.8%
Basic Materials - 4.4%
spacing
American Battery Technology Co. * 11,836 33,496
Arcosa, Inc. 1,318 191,492
Balchem Corp. 2,752 464,950
Calumet, Inc. * 4,557 164,143
Centrus Energy Corp. Class A †* 1,358 227,967
Century Aluminum Co. * 6,208 285,630
Chemours Co. 13,616 279,400
Codexis, Inc. * 5,551 12,545
Commercial Metals Co. 1,640 102,910
Compass Minerals International, Inc. * 2,903 90,370
Constellium SE * 11,962 381,229
Contango Silver & Gold, Inc. * 2,399 37,880
Critical Metals Corp. †* (Austria)  6,202 63,571
Dakota Gold Corp. * 9,577 40,798
Ecovyst, Inc. * 7,325 91,196
Energy Fuels, Inc. * 22,320 323,640
Gold Resource Corp. * 13,927 17,548
Hawkins, Inc. 1,748 248,391
Hycroft Mining Holding Corp. Class A * 4,773 111,688
Idaho Strategic Resources, Inc. * 1,405 46,014
Ingevity Corp. * 3,153 235,435
Ivanhoe Electric, Inc. * 9,843 94,591
Kaiser Aluminum Corp. 1,462 286,011
Lifezone Metals Ltd. * (Isle of Man)  3,535 13,716
Lightwave Logic, Inc. * 14,130 133,670
McEwen, Inc. * (Canada)  2,156 39,088
NioCorp Developments Ltd. * 7,576 36,516
Novagold Resources, Inc. * (Canada)  30,853 184,192
Oil-Dri Corp. of America 771 78,804
Perimeter Solutions, Inc. * 13,489 480,883
Perpetua Resources Corp. * 7,613 158,046
REalloys, Inc. * 5,190 74,996
Sensient Technologies Corp. 3,827 471,831
Silver Bow Mining Corp. * 603 4,076
SSR Mining, Inc. * (Canada)  1,534 43,382
U.S. Antimony Corp. †* 12,212 88,659
U.S. Gold Corp. * 1,316 20,174
U.S. Goldmining, Inc. * (Canada)  46 374
U.S. Lime & Minerals, Inc. 970 101,530
Ur-Energy, Inc. * 31,491 42,828
Uranium Energy Corp. * 43,866 467,612
a Shares Value
USA Rare Earth, Inc. * 17,214 $ 371,478
Vista Gold Corp. †* 13,172 25,159
Vox Royalty Corp. (Canada)  5,692 26,923
6,694,832
Communications - 3.8%
spacing
A10 Networks, Inc. 6,454 241,121
ADTRAN Holdings, Inc. * 6,981 97,036
Anterix, Inc. * 995 102,425
Arena Group Holdings, Inc. * 420 349
AudioEye, Inc. * 67 389
Backblaze, Inc. Class A * 5,369 85,152
BK Technologies Corp. * 289 24,848
BlackSky Technology, Inc. * 3,051 85,184
Calix, Inc. * 5,222 194,885
Cargurus, Inc. * 6,652 226,767
Cogent Communications Holdings, Inc. 4,500 62,460
Crexendo, Inc. * 1,868 13,954
CuriosityStream, Inc. 4,416 11,747
Entravision Communications Corp. Class A  5,852 76,310
Extreme Networks, Inc. * 11,499 372,223
Figs, Inc. Class A * 8,654 88,530
Frequency Electronics, Inc. * 625 41,469
fuboTV, Inc. Class A †* 300 2,760
Gogo, Inc. * 7,172 22,233
Grindr, Inc. * (Singapore)  2,339 33,611
Harmonic, Inc. * 9,750 159,217
Hims & Hers Health, Inc. †* 19,159 664,243
IDT Corp. Class B  1,230 71,537
iHeartMedia, Inc. Class A * 1,114 4,779
Inseego Corp. * 796 8,223
InterDigital, Inc. 2,316 655,729
Keel Infrastructure Corp. * 14,023 80,492
Lantronix, Inc. * 3,185 18,728
Liberty Latin America Ltd. Class A * 3,652 28,632
Liberty Latin America Ltd. Class C * 6,696 52,162
LightPath Technologies, Inc. Class A * 4,743 77,548
Liquidity Services, Inc. * 2,181 85,321
Magnite, Inc. * 7,445 141,306
MediaAlpha, Inc. Class A * 2,937 36,918
MNTN, Inc. Class A * 4,283 39,404
Newsmax, Inc. * 4,430 36,680
Ooma, Inc. * 2,323 44,648
Open Lending Corp. * 3,181 9,893
Opendoor Technologies, Inc. * 69,238 319,880
Optimum Communications, Inc. Class A * 4,431 6,425
Pattern Group, Inc. Class A * 3,003 75,646
Phoenix Education Partners, Inc. 491 16,129
Preformed Line Products Co. 220 90,323
Q2 Holdings, Inc. * 5,631 270,851
QuinStreet, Inc. * 5,002 73,279
RealReal, Inc. * 2,807 33,095
Revolve Group, Inc. * 3,853 88,195
RF Industries Ltd. * 770 16,332
RUM Group, Inc. †* 10,306 65,340
Satellogic, Inc. Class A * 8,686 49,684
Scholastic Corp. 103 4,738
Serve Robotics, Inc. †* 1,980 13,028
Sidus Space, Inc. Class A * 7,536 21,176
Stagwell, Inc. * 507 3,767
Stitch Fix, Inc. Class A * 1,161 4,772
Stubhub Holdings, Inc. Class A * 19,748 254,157
TripAdvisor, Inc. * 5,500 75,405
Uniti Group, Inc. 10,442 119,770

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Upwork, Inc. * 3,051 $ 25,506
USA TODAY Co., Inc. * 12,473 106,644
Value Line, Inc. 189 7,651
Yelp, Inc. * 1,897 46,514
5,787,220
Consumer, Cyclical - 9.3%
spacing
Abercrombie & Fitch Co. Class A * 3,955 355,990
Accel Entertainment, Inc. * 4,510 56,871
Acushnet Holdings Corp. 2,478 293,717
Aeva Technologies, Inc. * 2,332 66,975
Allegiant Travel Co. * 375 44,100
Alliance Laundry Holdings, Inc. * 3,991 105,841
Arhaus, Inc. 4,339 36,534
Arko Corp. 6,703 53,825
Atlanta Braves Holdings, Inc. Class A * 608 34,236
Atlanta Braves Holdings, Inc. Class C * 4,423 229,554
BJ's Restaurants, Inc. * 1,224 74,340
Black Rock Coffee Bar, Inc. Class A * 1,656 13,728
Blue Bird Corp. * 2,827 223,220
Bob's Discount Furniture, Inc. * 1,262 19,965
Boot Barn Holdings, Inc. * 2,757 452,892
Brightstar Lottery PLC 2,293 24,581
Brinker International, Inc. * 3,858 648,144
Buckle, Inc. 2,875 121,325
Build-A-Bear Workshop, Inc. 1,178 36,059
Camping World Holdings, Inc. Class A  2,897 22,104
Capri Holdings Ltd. * 10,565 196,192
Cavco Industries, Inc. * 696 427,608
Champion Homes, Inc. * 2,125 187,255
Cheesecake Factory, Inc. 4,207 334,625
Cinemark Holdings, Inc. 9,439 299,499
Citi Trends, Inc. * 421 24,351
Daktronics, Inc. * 3,614 70,690
Dana, Inc. 9,803 266,740
Dave & Buster's Entertainment, Inc. * 2,334 26,608
Dine Brands Global, Inc. 135 4,846
Dorman Products, Inc. * 633 86,373
Douglas Dynamics, Inc. 1,923 103,746
Envela Corp. * 567 16,375
Ermenegildo Zegna NV (Italy)  4,121 53,655
EVgo, Inc. * 12,472 23,822
Falcon's Beyond Global, Inc. Class A †* 2,249 40,302
FirstCash Holdings, Inc. 3,677 795,409
Frontier Group Holdings, Inc. * 5,495 43,465
Global Business Travel Group I * 710 6,667
Global Industrial Co. 1,382 46,242
Gold.com, Inc. 409 17,018
Hilton Grand Vacations, Inc. * 5,085 266,301
IMAX Corp. * 4,087 162,908
indie Semiconductor, Inc. Class A †* (China)  19,578 87,905
Inspired Entertainment, Inc. * 1,849 15,254
Installed Building Products, Inc. 2,115 486,112
Interface, Inc. 619 22,185
Kontoor Brands, Inc. 4,922 410,199
Kura Sushi USA, Inc. Class A * 592 34,076
LCI Industries 246 26,046
Life Time Group Holdings, Inc. * 827 33,775
Lindblad Expeditions Holdings, Inc. * 4,501 127,108
Lionsgate Studios Corp. * 17,616 269,701
Lovesac Co. * 869 14,504
Lucid Group, Inc. †* 11,640 77,872
Madison Square Garden Entertainment Corp. * 3,541 286,431
Marcus Corp. 1,216 28,527
a Shares Value
Microvast Holdings, Inc. * 13,283 $ 15,541
Monarch Casino & Resort, Inc. 1,115 146,745
National Vision Holdings, Inc. * 1,009 19,181
OneSpaWorld Holdings Ltd. (Bahamas)  7,392 208,750
OPAL Fuels, Inc. Class A * 687 1,511
OPENLANE, Inc. * 3,877 159,887
Oxford Industries, Inc. 233 8,125
Papa John's International, Inc. 210 7,722
Patrick Industries, Inc. 1,240 111,327
Peloton Interactive, Inc. Class A * 13,528 79,950
Phinia, Inc. 1,828 150,572
Playboy, Inc. * 4,494 5,483
Polaris, Inc. 4,855 332,276
PriceSmart, Inc. 2,340 457,096
Pursuit Attractions & Hospitality, Inc. * 207 11,586
Red Rock Resorts, Inc. Class A  4,253 276,700
Resideo Technologies, Inc. * 2,053 63,848
RH * 1,389 228,810
Rush Enterprises, Inc. Class A  5,429 396,236
Rush Enterprises, Inc. Class B  854 65,331
Rush Street Interactive, Inc. * 8,988 267,303
Sabre Corp. * 7,574 15,830
Savers Value Village, Inc. * 3,401 34,316
Shake Shack, Inc. Class A * 3,504 196,294
Six Flags Entertainment Corp. †* 8,627 183,755
Solid Power, Inc. * 11,463 29,689
Sonic Automotive, Inc. Class A  453 38,410
Sonos, Inc. * 10,050 135,977
Starz Entertainment Corp. * 153 4,416
Steven Madden Ltd. 6,491 273,271
Super Group SGHC Ltd. (Guernsey)  14,570 197,424
Sweetgreen, Inc. Class A * 5,897 51,953
ThredUp, Inc. Class A * 8,940 61,239
United Parks & Resorts, Inc. * 1,832 87,460
Urban Outfitters, Inc. * 1,960 138,886
Victoria's Secret & Co. * 6,255 522,167
VSE Corp. 153 34,960
Warby Parker, Inc. Class A * 9,176 278,400
Wendy's Co. 14,016 116,193
Wolverine World Wide, Inc. 5,761 95,229
XMAX, Inc. †* 5,030 45,723
XPEL, Inc. * 2,250 111,600
Xponential Fitness, Inc. Class A * 3,351 23,189
14,024,754
Consumer, Non-Cyclical - 32.4%
spacing
10X Genomics, Inc. Class A * 10,211 391,490
Absci Corp. * 10,094 116,989
ACADIA Pharmaceuticals, Inc. * 11,414 288,774
Accuray, Inc. * 766 197
Achieve Life Sciences, Inc. * 7,071 46,174
Aclaris Therapeutics, Inc. * 9,293 49,160
Actuate Therapeutics, Inc. * 39 60
Adaptive Biotechnologies Corp. * 13,643 292,642
ADMA Biologics, Inc. * 20,408 170,815
agilon health, Inc. * 1,140 122,185
Agios Pharmaceuticals, Inc. * 308 11,430
AirSculpt Technologies, Inc. * 2,123 9,554
Akebia Therapeutics, Inc. * 20,758 23,664
Aktis Oncology, Inc. * 1,330 42,866
Alamar Biosciences, Inc. * 834 22,593
Alarm.com Holdings, Inc. * 341 15,932
Alector, Inc. * 7,803 15,684
Alico, Inc. 55 2,275

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Alignment Healthcare, Inc. * 14,452 $ 344,102
Alkermes PLC * 11,864 621,614
Alphatec Holdings, Inc. * 10,799 93,411
Alta Equipment Group, Inc. * 126 815
Alto Neuroscience, Inc. * 2,388 63,019
Alumis, Inc. * 7,081 199,259
ALX Oncology Holdings, Inc. * 9,724 20,129
American Public Education, Inc. * 1,659 89,088
Amneal Pharmaceuticals, Inc. * 3,924 67,924
Amylyx Pharmaceuticals, Inc. * 8,129 145,997
AnaptysBio, Inc. * 1,795 121,163
Anavex Life Sciences Corp. * 1,378 3,569
Andersons, Inc. 653 44,665
AngioDynamics, Inc. * 911 11,852
ANI Pharmaceuticals, Inc. * 1,817 150,411
Annexon, Inc. * 14,138 80,728
Apogee Therapeutics, Inc. * 3,999 530,787
Aquestive Therapeutics, Inc. * 3,643 15,155
Arbutus Biopharma Corp. * 14,566 69,917
Arcus Biosciences, Inc. * 6,208 191,393
Arcutis Biotherapeutics, Inc. * 10,133 265,687
Ardelyx, Inc. * 21,515 109,727
Arlo Technologies, Inc. * 9,545 128,667
Armata Pharmaceuticals, Inc. * 1,044 6,765
ArriVent Biopharma, Inc. * 3,329 115,649
ARS Pharmaceuticals, Inc. †* 5,604 44,888
Artivion, Inc. * 3,974 89,296
Arvinas, Inc. * 460 3,823
Astrana Health, Inc. * 4,050 187,961
AtaiBeckley, Inc. * 24,861 131,017
AtriCure, Inc. * 4,393 122,916
Atrium Therapeutics, Inc. * 968 13,020
Aura Biosciences, Inc. * 3,779 26,831
Aurinia Pharmaceuticals, Inc. * (Canada)  10,559 179,186
Avalo Therapeutics, Inc. * 1,915 35,389
Avalyn Pharma, Inc. * 827 27,225
Aveanna Healthcare Holdings, Inc. * 5,752 49,295
Axogen, Inc. * 4,663 215,384
Barrett Business Services, Inc. 2,017 71,644
Beam Therapeutics, Inc. * 7,863 269,858
Bicara Therapeutics, Inc. * 3,353 99,551
BioAge Labs, Inc. * 322 7,892
BioCryst Pharmaceuticals, Inc. * 20,567 205,670
Biohaven Ltd. * 11,817 175,837
BioLife Solutions, Inc. * 768 21,688
Bioventus, Inc. Class A * 4,398 41,517
Boston Beer Co., Inc. Class A * 489 86,568
Bright Minds Biosciences, Inc. * (Canada)  675 47,385
BrightSpring Health Services, Inc. * 14,488 1,010,393
Brink's Co. 3,712 350,747
Butterfly Network, Inc. * 18,647 157,008
Cabaletta Bio, Inc. * 5,179 16,107
Cadiz, Inc. * 5,279 22,066
CAMP4 Therapeutics Corp. * 2,587 11,305
Candel Therapeutics, Inc. * 5,383 55,445
Capricor Therapeutics, Inc. * 4,759 114,597
CapsoVision, Inc. †* 3,156 23,922
CareDx, Inc. * 4,503 128,335
Carriage Services, Inc. 1,053 40,372
Cartesian Therapeutics, Inc. * 43 448
Cass Information Systems, Inc. 1,080 55,426
Catalyst Pharmaceuticals, Inc. * 10,419 327,469
Celcuity, Inc. * 3,407 356,440
Celldex Therapeutics, Inc. * 5,759 214,292
a Shares Value
Ceribell, Inc. * 2,527 $ 49,150
Cerus Corp. * 18,116 52,899
CG oncology, Inc. * 6,537 464,454
Chaince Digital Holdings, Inc. * (China)  5,857 25,595
Chefs' Warehouse, Inc. * 3,318 318,860
Cimpress PLC * (Ireland)  1,398 142,177
ClearPoint Neuro, Inc. * 2,582 46,063
Climb Bio, Inc. * 1,408 18,360
Clover Health Investments Corp. * 38,408 201,258
Cogent Biosciences, Inc. * 14,778 571,909
Coherus Oncology, Inc. * 2,921 4,089
Collegium Pharmaceutical, Inc. * 2,980 107,876
Concentra Group Holdings Parent, Inc. 10,509 312,643
Context Therapeutics, Inc. * 8,279 4,586
CorVel Corp. * 2,635 164,740
Corvus Pharmaceuticals, Inc. * 6,173 92,225
Coursera, Inc. * 2,220 12,521
Covista, Inc. * 3,056 380,961
CPI Card Group, Inc. * 737 15,315
CRA International, Inc. 557 79,261
Crescent Biopharma, Inc. †* 1,944 34,992
Crinetics Pharmaceuticals, Inc. * 9,182 343,590
CRISPR Therapeutics AG * (Switzerland)  1,118 60,976
Custom Truck One Source, Inc. * 4,675 55,212
CVRx, Inc. * 1,212 6,230
Cytokinetics, Inc. * 1,238 105,465
CytomX Therapeutics, Inc. * 8,807 33,026
Damora Therapeutics, Inc. †* 3,349 87,107
Definium Therapeutics, Inc. * 11,818 555,919
Delcath Systems, Inc. * 428 5,389
Denali Therapeutics, Inc. * 784 20,164
Design Therapeutics, Inc. * 2,799 40,502
DiaMedica Therapeutics, Inc. * 3,335 23,478
Dianthus Therapeutics, Inc. * 4,310 420,139
Disc Medicine, Inc. †* 2,501 182,923
Distribution Solutions Group, Inc. * 821 22,454
Dlocal Ltd. (Uruguay)  8,084 105,052
Driven Brands Holdings, Inc. * 5,546 77,311
Dyne Therapeutics, Inc. * 4,116 91,416
Edgewise Therapeutics, Inc. * 6,336 257,432
Editas Medicine, Inc. * 8,094 26,225
Eikon Therapeutics, Inc. * 1,337 17,448
Electromed, Inc. * 612 25,888
Eledon Pharmaceuticals, Inc. * 6,992 27,548
Elicio Operating Co., Inc. †* 1,089 4,258
Emerald Holding, Inc. 1,173 5,912
Enanta Pharmaceuticals, Inc. * 1,209 17,627
Enliven Therapeutics, Inc. * 3,794 192,546
Erasca, Inc. * 16,854 308,765
Esperion Therapeutics, Inc. * 8,544 26,999
Establishment Labs Holdings, Inc. * (Costa
Rica)  2,401 206,030
Eton Pharmaceuticals, Inc. * 2,431 88,002
EVERTEC, Inc. 5,744 159,568
Evolus, Inc. * 5,403 37,497
Evommune, Inc. * 1,153 15,323
EyePoint, Inc. * 5,898 84,341
Fennec Pharmaceuticals, Inc. * (Canada)  2,653 28,520
First Advantage Corp. * 5,133 92,651
First Tracks Biotherapeutics, Inc. * 1,332 26,800
FitLife Brands, Inc. * 23 253
Flywire Corp. * 9,960 174,997
Foghorn Therapeutics, Inc. * 3,280 16,006
Forte Biosciences, Inc. * 1,749 37,166

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Franklin Covey Co. * 873 $ 21,415
FTAI Infrastructure, Inc. 10,154 47,115
Galectin Therapeutics, Inc. †* 2,944 13,660
GeneDx Holdings Corp. * 1,762 120,961
Generate Biomedicines, Inc. * 1,546 26,081
Geron Corp. * 50,775 64,992
Glaukos Corp. * 5,113 714,593
GPGI, Inc. 16,100 255,185
Greenwich Lifesciences, Inc. * 646 15,155
Guardian Pharmacy Services, Inc. Class A * 1,692 70,844
Gyre Therapeutics, Inc. * 738 4,863
Hackett Group, Inc. 1,810 19,494
Haemonetics Corp. * 3,943 295,725
Harmony Biosciences Holdings, Inc. * 3,984 145,057
Harrow, Inc. * 2,847 120,912
Healthcare Services Group, Inc. * 3,007 73,852
HealthEquity, Inc. * 7,530 680,110
Herbalife Ltd. * 454 5,970
Herc Holdings, Inc. 2,644 378,991
Heron Therapeutics, Inc. * 11,993 5,119
Hertz Global Holdings, Inc. * 661 1,497
HireQuest, Inc. 503 6,318
Huron Consulting Group, Inc. * 1,468 132,355
Hyperfine, Inc. * 7,213 9,738
Ideaya Biosciences, Inc. * 750 27,953
Immix Biopharma, Inc. * 3,756 38,724
ImmunityBio, Inc. †* 34,217 299,570
Immunome, Inc. †* 9,330 197,703
Immunovant, Inc. * 7,558 291,210
Indivior Pharmaceuticals, Inc. * 9,429 386,872
InfuSystem Holdings, Inc. * 1,735 16,743
Inhibrx Biosciences, Inc. * 666 63,104
Innovage Holding Corp. * 2,046 24,245
Insperity, Inc. 3,264 134,836
Inspire Medical Systems, Inc. * 2,192 97,785
Interparfums, Inc. 1,664 186,135
iRadimed Corp. 789 75,397
IRhythm Holdings, Inc. * 2,932 348,761
Ironwood Pharmaceuticals, Inc. * 13,980 58,856
Ispire Technology, Inc. * 113 127
Jade Biosciences, Inc. * 2,966 65,905
John B Sanfilippo & Son, Inc. 29 2,494
John Wiley & Sons, Inc. Class A  1,596 77,422
Kailera Therapeutics, Inc. * 2,702 59,525
Kestra Medical Technologies Ltd. * 2,451 62,353
Kforce, Inc. 1,549 72,679
Kiniksa Pharmaceuticals International PLC * 3,762 240,580
Kodiak Sciences, Inc. * 3,583 139,594
Korro Bio, Inc. * 256 3,374
KORU Medical Systems, Inc. * 4,277 17,963
Krystal Biotech, Inc. * 2,318 861,531
Kura Oncology, Inc. * 7,760 85,127
Kymera Therapeutics, Inc. * 4,586 525,877
Kyverna Therapeutics, Inc. * 517 4,606
Lantheus Holdings, Inc. * 5,792 642,564
Larimar Therapeutics, Inc. * 6,055 18,468
Laureate Education, Inc. * 10,902 395,961
LB Pharmaceuticals, Inc. * 968 31,416
Legalzoom.com, Inc. * 11,006 67,467
Legence Corp. Class A * 5,208 443,878
LeMaitre Vascular, Inc. 1,938 185,970
LENSAR, Inc. * 23 131
Lexicon Pharmaceuticals, Inc. * 22,613 54,271
LifeMD, Inc. * 3,071 12,683
a Shares Value
LifeStance Health Group, Inc. * 17,023 $ 182,316
Lifeway Foods, Inc. * 530 15,815
Ligand Pharmaceuticals, Inc. * 1,782 563,272
Lincoln Educational Services Corp. * 2,686 134,031
Lineage Cell Therapeutics, Inc. * 16,642 21,801
Liquidia Corp. * 6,258 498,950
LivaNova PLC * 1,031 84,779
Lucid Diagnostics, Inc. * 13,521 14,467
MacroGenics, Inc. * 4,942 22,832
Mama's Creations, Inc. * 3,240 57,834
MannKind Corp. * 26,901 114,598
MapLight Therapeutics, Inc. * 815 29,210
Marqeta, Inc. Class A * 32,318 131,211
Marzetti Co. 1,619 184,825
Maze Therapeutics, Inc. * 2,683 80,061
MBX Biosciences, Inc. * 2,744 151,469
MediWound Ltd. †* (Israel)  629 9,246
MeiraGTx Holdings PLC * 4,293 57,998
Merit Medical Systems, Inc. * 456 31,619
Mineralys Therapeutics, Inc. * 5,230 141,105
Minerva Neurosciences, Inc. * 2,098 11,644
Mirum Pharmaceuticals, Inc. * 4,212 493,099
Monopar Therapeutics, Inc. * 103 9,537
Monte Rosa Therapeutics, Inc. * 6,747 163,277
Nathan's Famous, Inc. 124 12,598
National Beverage Corp. * 1,846 57,595
National HealthCare Corp. 345 72,919
Natural Grocers by Vitamin Cottage, Inc.
Class C  442 13,711
Nature's Sunshine Products, Inc. * 282 6,148
Nektar Therapeutics * 2,732 190,721
NeoGenomics, Inc. * 1,162 16,954
Neumora Therapeutics, Inc. * 9,190 15,623
NeuroPace, Inc. * 2,413 38,343
Niagen Bioscience, Inc. * 5,326 16,990
Novocure Ltd. * 8,772 132,896
NPK International, Inc. * 7,529 119,786
NRC Health 908 19,586
Nurix Therapeutics, Inc. * 6,523 158,248
Nuvalent, Inc. Class A * 4,763 588,230
Nuvation Bio, Inc. * 22,212 126,164
Nuvectis Pharma, Inc. * 1,551 28,523
Ocugen, Inc. * 21,245 32,505
Ocular Therapeutix, Inc. * 15,090 148,184
Oddity Tech Ltd. Class A * (Israel)  557 8,427
Olema Pharmaceuticals, Inc. * 1,211 15,150
Omeros Corp. * 2,457 23,366
Oncology Institute, Inc. * 5,066 27,508
Option Care Health, Inc. * 11,534 241,868
Opus Genetics, Inc. * 4,954 20,361
Orchestra BioMed Holdings, Inc. * 3,693 15,935
ORIC Pharmaceuticals, Inc. * 2,083 22,559
OrthoPediatrics Corp. * 391 7,480
Oruka Therapeutics, Inc. * 4,588 436,640
Oscar Health, Inc. Class A * 21,404 610,442
Ovid therapeutics, Inc. * 1,878 5,052
Pacific Biosciences of California, Inc. * 23,933 40,207
Pacira BioSciences, Inc. * 231 5,860
PACS Group, Inc. * 4,134 176,274
Palisade Bio, Inc. * 2,340 4,891
Palvella Therapeutics, Inc. * 967 147,777
Paymentus Holdings, Inc. Class A * 5,287 127,734
Payoneer Global, Inc. * 23,402 166,622
Pennant Group, Inc. * 3,039 112,291

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Phathom Pharmaceuticals, Inc. * 1,433 $ 15,548
Phibro Animal Health Corp. Class A  1,907 59,880
Praxis Precision Medicines, Inc. * 2,289 766,334
Precigen, Inc. * 16,782 95,657
Prelude Therapeutics, Inc. * 2,532 13,496
Prime Medicine, Inc. * 7,471 27,568
Priority Technology Holdings, Inc. * 2,568 17,129
Privia Health Group, Inc. * 10,803 277,961
Procept Biorobotics Corp. * 4,926 111,229
PROG Holdings, Inc. 1,633 76,114
Progyny, Inc. * 6,308 181,860
ProKidney Corp. * 4,764 9,719
Protagonist Therapeutics, Inc. * 5,454 668,551
Protalix BioTherapeutics, Inc. * 7,125 16,601
Prothena Corp. PLC * (Ireland)  2,411 23,604
PTC Therapeutics, Inc. * 6,273 511,689
Public Policy Holding Co., Inc. ~ 374 2,771
Pulse Biosciences, Inc. †* 1,691 46,891
Puma Biotechnology, Inc. * 619 5,020
Quad/Graphics, Inc. 2,152 18,141
RadNet, Inc. * 6,342 391,111
Rapport Therapeutics, Inc. * 2,498 104,092
RCM Technologies, Inc. * 350 9,881
Recursion Pharmaceuticals, Inc. Class A †* 4,337 15,917
REGENXBIO, Inc. * 3,649 43,715
Relay Therapeutics, Inc. †* 11,590 216,849
Relmada Therapeutics, Inc. * 8,615 59,616
Remitly Global, Inc. * 12,706 284,741
Rezolute, Inc. * 998 5,190
Rhythm Pharmaceuticals, Inc. * 4,893 543,270
Sagimet Biosciences, Inc. Class A * 4,167 32,211
Sana Biotechnology, Inc. * 16,682 58,220
Sanara Medtech, Inc. * 214 5,048
Sarepta Therapeutics, Inc. * 649 11,663
Savara, Inc. * 13,924 85,772
Scholar Rock Holding Corp. * 9,327 512,985
SELLAS Life Sciences Group, Inc. †* 16,700 246,492
Senseonics Holdings, Inc. * 3,600 20,448
Septerna, Inc. * 1,350 45,211
Sezzle, Inc. * 1,459 250,408
Shattuck Labs, Inc. * 4,832 33,534
SI-BONE, Inc. * 4,015 65,525
Sionna Therapeutics, Inc. * 1,682 73,991
Solesence, Inc. * 121 89
Solid Biosciences, Inc. * 3,477 34,735
Spire Global, Inc. †* 2,763 51,392
Spruce Biosciences, Inc. * 84 4,536
SpyGlass Pharma, Inc. * 695 15,471
Spyre Therapeutics, Inc. * 6,599 585,859
STAAR Surgical Co. * 2,630 75,455
Stereotaxis, Inc. * 6,276 10,795
Stoke Therapeutics, Inc. * 4,872 159,412
StoneCo Ltd. Class A (Brazil)  2,171 23,534
Stride, Inc. * 2,528 218,015
Supernus Pharmaceuticals, Inc. * 347 16,139
Surrozen, Inc. * 614 15,933
Sutro Biopharma, Inc. * 202 6,706
Syndax Pharmaceuticals, Inc. †* 7,871 172,060
Tactile Systems Technology, Inc. * 1,745 51,966
Tandem Diabetes Care, Inc. * 6,093 91,943
Tango Therapeutics, Inc. * 12,390 387,311
Target Hospitality Corp. * 2,576 52,447
Tarsus Pharmaceuticals, Inc. * 3,710 233,507
Taysha Gene Therapies, Inc. * 21,134 143,923
a Shares Value
Tectonic Therapeutic, Inc. * 189 $ 6,497
TG Therapeutics, Inc. * 12,913 709,440
Theravance Biopharma, Inc. * 3,099 52,683
Transcat, Inc. * 481 44,622
TransMedics Group, Inc. * 3,042 202,050
Travere Therapeutics, Inc. * 7,919 449,878
Trevi Therapeutics, Inc. * 9,485 176,895
TriNet Group, Inc. 2,555 126,447
TriSalus Life Sciences, Inc. * 4,339 19,742
Turning Point Brands, Inc. 1,542 130,777
Twist Bioscience Corp. * 5,502 566,046
Tyra Biosciences, Inc. * 3,212 102,591
U.S. Physical Therapy, Inc. 939 64,491
UFP Technologies, Inc. * 676 179,228
Ultragenyx Pharmaceutical, Inc. * 3,960 132,224
Unicycive Therapeutics, Inc. * 1,950 9,145
United Natural Foods, Inc. * 671 30,645
Universal Technical Institute, Inc. * 4,265 182,414
UroGen Pharma Ltd. * 3,222 118,570
USCB Financial Holdings, Inc. 520 10,639
Vaxcyte, Inc. * 8,004 465,273
Vera Therapeutics, Inc. * 5,662 242,956
Veracyte, Inc. * 5,586 328,066
VeraDermics, Inc. * 1,300 159,822
Verastem, Inc. * 7,275 27,791
Vericel Corp. * 4,555 202,652
Verra Mobility Corp. * 13,039 55,416
Viemed Healthcare, Inc. * 3,210 36,594
Viridian Therapeutics, Inc. * 879 16,147
Vita Coco Co., Inc. * 4,365 288,701
Vor BioPharma, Inc. * 2,442 44,957
WaVe Life Sciences Ltd. * 881 5,119
WD-40 Co. 1,228 299,190
Westrock Coffee Co. * 2,970 24,087
Willdan Group, Inc. * 987 78,072
Xenon Pharmaceuticals, Inc. * (Canada)  8,698 525,011
Xeris Biopharma Holdings, Inc. * 15,029 119,030
XOMA Royalty Corp. * 607 25,798
Zenas Biopharma, Inc. †* 2,600 65,988
Zevra Therapeutics, Inc. * 1,703 24,421
Zura Bio Ltd. * (United Kingdom)  5,355 31,595
Zymeworks, Inc. * 4,098 107,122
49,035,018
Energy - 4.8%
spacing
Alpha Metallurgical Resources, Inc. * 315 51,956
Archrock, Inc. 15,506 631,249
ARKO Petroleum Corp. 1,103 20,792
Array Technologies, Inc. * 2,494 18,481
ASP Isotopes, Inc. * 8,537 53,100
BKV Corp. * (Thailand)  2,198 60,137
Borr Drilling Ltd. * (Mexico)  15,717 64,911
Comstock Resources, Inc. * 560 8,355
Core Natural Resources, Inc. 1,700 136,034
CVR Energy, Inc. 2,718 74,854
Delek U.S. Holdings, Inc. 5,406 274,679
Energy Vault Holdings, Inc. * 11,633 54,791
Eos Energy Enterprises, Inc. †* 30,543 179,593
Evolution Petroleum Corp. 2,286 8,412
Excelerate Energy, Inc. Class A  130 4,939
Flotek Industries, Inc. * 1,255 29,518
Flowco Holdings, Inc. Class A  3,318 70,806
Fluence Energy, Inc. * 7,754 154,150
Forum Energy Technologies, Inc. * 409 20,544

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Gevo, Inc. * 4,243 $ 6,364
Granite Ridge Resources, Inc. 3,213 14,169
Gulfport Energy Corp. * 1,098 186,331
Hallador Energy Co. * 3,233 56,222
Helix Energy Solutions Group, Inc. * 2,810 24,559
Helmerich & Payne, Inc. 2,865 93,800
Infinity Natural Resources, Inc. Class A * 1,548 19,660
Innovex International, Inc. * 687 17,038
Kinetik Holdings, Inc. 419 20,254
Kodiak Gas Services, Inc. 8,966 673,616
Kolibri Global Energy, Inc. * (Canada)  252 1,255
Kosmos Energy Ltd. * (Ghana)  2,850 6,014
Liberty Energy, Inc. 12,966 339,580
Magnolia Oil & Gas Corp. Class A  16,552 423,400
Matrix Service Co. * 442 6,055
Montauk Renewables, Inc. * 486 758
National Energy Services Reunited Corp. * 5,447 163,029
Natural Gas Services Group, Inc. 893 38,524
NextDecade Corp. * 2,818 21,248
Noble Corp. PLC 10,645 397,058
Oceaneering International, Inc. * 8,138 329,752
Par Pacific Holdings, Inc. * 1,368 76,717
Plug Power, Inc. †* 121,198 328,447
ProPetro Holding Corp. * 8,826 126,565
Ramaco Resources, Inc. Class A * 3,696 48,898
Ramaco Resources, Inc. Class B * 585 5,002
REX American Resources Corp. * 2,339 105,606
Riley Exploration Permian, Inc. 200 6,592
Sable Offshore Corp. †* 11,639 35,848
Select Water Solutions, Inc. 10,082 201,438
Shoals Technologies Group, Inc. Class A * 14,138 139,966
SM Energy Co. 1,185 30,929
Solaris Energy Infrastructure, Inc. 4,739 381,300
T1 Energy, Inc. * (Norway)  15,853 150,286
TETRA Technologies, Inc. * 11,456 129,796
Tidewater, Inc. * 4,438 295,704
Tigo Energy, Inc. * 3,575 8,330
Toyo Co. Ltd. * (Japan)  337 2,342
VAALCO Energy, Inc. 1,218 6,187
Valaris Ltd. * 895 64,977
Warrior Met Coal, Inc. 4,093 332,188
7,233,105
Financial - 10.7%
spacing
Abacus Global Management, Inc. 2,033 21,773
Acadian Asset Management, Inc. 2,541 181,732
Accelerant Holdings Class A * (Cayman)  4,814 56,420
AGNT, Inc. 8,814 47,684
Alexander's, Inc. REIT 193 53,183
AlTi Global, Inc. * 1,898 6,852
Amalgamated Financial Corp. 253 11,613
Angel Oak Mortgage REIT, Inc. 625 5,675
Artisan Partners Asset Management, Inc.
Class A  3,550 122,581
Atlanticus Holdings Corp. * 475 48,569
Axos Financial, Inc. * 553 53,857
Bakkt, Inc. * 748 5,842
Baldwin Insurance Group, Inc. * 8,708 231,459
Banc of California, Inc. 957 19,552
BancFirst Corp. 161 17,892
Bancorp, Inc. * 3,467 217,173
Bank First Corp. 147 21,807
Bank of Hawaii Corp. 2,279 185,716
Bank of NT Butterfield & Son Ltd. (Bermuda)  884 52,598
a Shares Value
Bank7 Corp. 66 $ 3,231
Bankwell Financial Group, Inc. 143 8,401
Beacon Financial Corp. 670 20,401
Better Home & Finance Holding Co. * 763 20,982
BGC Group, Inc. Class A  33,781 361,119
Bitdeer Technologies Group Class A †* 3,307 52,482
Bladex, Inc. (Panama)  381 23,420
Bridgewater Bancshares, Inc. * 1,053 22,155
Brookfield Business Corp. Class A (Canada)  2,451 73,162
Burford Capital Ltd. 12,930 53,013
Carter Bankshares, Inc. 387 13,162
CBL & Associates Properties, Inc. REIT 1,730 91,846
Chemung Financial Corp. 59 4,400
Cipher Digital, Inc. * 30,137 738,356
Citizens Financial Services, Inc. 46 3,332
City Holding Co. 888 117,784
Coastal Financial Corp. * 1,219 94,485
Cohen & Steers, Inc. 2,445 186,162
Columbia Financial, Inc. * 95 2,016
Community Bancorp/VT 107 4,184
Community Financial System, Inc. 980 65,778
Community West Bancshares 585 15,713
Compass Diversified Holdings * 2,865 30,541
Compass, Inc. Class A * 54,407 670,838
ConnectOne Bancorp, Inc. 1,351 45,177
Core Scientific, Inc. * 24,269 621,044
Crawford & Co. Class A  1,628 18,348
Customers Bancorp, Inc. * 184 14,554
Dave, Inc. * 912 339,802
DiamondRock Hospitality Co. REIT 11,932 145,332
Dime Commercial Bancshares, Inc. 601 24,431
Enova International, Inc. * 2,170 522,384
Equity Bancshares, Inc. Class A  365 17,881
Esquire Financial Holdings, Inc. 697 83,020
Exzeo Group, Inc. * 835 14,086
F&G Annuities & Life, Inc. 160 4,254
Federal Agricultural Mortgage Corp. Class C  102 20,326
Finwise Bancorp * 714 10,353
First BanCorp 1,212 31,597
First Business Financial Services, Inc. 82 5,180
First Financial Bankshares, Inc. 5,946 205,732
Five Star Bancorp 1,008 49,080
GBank Financial Holdings, Inc. * 910 27,582
GCM Grosvenor, Inc. Class A  5,241 64,464
Glacier Bancorp, Inc. 2,708 139,679
Gladstone Commercial Corp. REIT 783 9,631
Goosehead Insurance, Inc. Class A * 225 10,912
Happen, Inc. * 2,371 49,175
Hingham Institution For Savings 10 3,071
Hut 8 Corp. * 4,829 557,484
International Bancshares Corp. 586 44,507
International Money Express, Inc. * 2,632 38,032
Jefferson Capital, Inc. 1,466 28,543
Kestrel Group Ltd. * (Bermuda)  70 630
Kingsway Corp. * (Canada)  2,033 21,184
Lakeland Financial Corp. 1,376 84,927
Lemonade, Inc. * 6,384 415,279
LendingTree, Inc. * 396 17,539
Live Oak Bancshares, Inc. 1,523 62,199
Marex Group PLC (United Kingdom)  4,107 250,322
Maui Land & Pineapple Co., Inc. * 628 11,166
McGrath RentCorp 258 31,226
Merchants Bancorp 733 36,650
Mercury General Corp. 250 26,655

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Metrocity Bankshares, Inc. 1,379 $ 49,492
Metropolitan Bank Holding Corp. 267 26,369
MFA Financial, Inc. REIT 1,988 19,264
Miami International Holdings, Inc. * 6,825 253,617
Moelis & Co. Class A  4,749 310,680
Neptune Insurance Holdings, Inc. Class A * 1,214 38,241
NerdWallet, Inc. Class A * 3,122 28,878
NETSTREIT Corp. REIT 2,425 51,240
Newmark Group, Inc. Class A  879 13,282
Nicolet Bankshares, Inc. 291 48,128
Northeast Bank 471 62,422
Northfield Bancorp, Inc. 627 9,236
Northrim BanCorp, Inc. 230 6,380
OceanFirst Financial Corp. 1,647 32,166
Old National Bancorp 4,045 104,766
Old Second Bancorp, Inc. 435 10,144
OppFi, Inc. * 2,398 23,812
Orange County Bancorp, Inc. 313 11,512
Origin Bancorp, Inc. 233 11,918
Outfront Media, Inc. REIT 14,334 469,582
Palomar Holdings, Inc. * 2,379 300,682
Pathward Financial, Inc. 1,363 118,663
Patria Investments Ltd. Class A (Cayman)  5,992 65,792
Patriot National Bancorp, Inc. * 355 340
Paysign, Inc. * 4,178 34,218
PCB Bancorp 218 6,185
Peapack-Gladstone Financial Corp. 695 32,894
Pelagos Insurance Capital Ltd. (United
Kingdom)  2,170 52,839
PennyMac Mortgage Investment Trust REIT 1,698 19,153
Peoples Financial Services Corp. 124 8,230
Perella Weinberg Partners 6,526 104,155
Piper Sandler Cos. 6,358 459,938
PJT Partners, Inc. Class A  1,253 189,128
Primis Financial Corp. 948 15,519
Princeton Bancorp, Inc. 97 3,681
Real Brokerage, Inc. * (Canada)  14,457 26,312
Regional Management Corp. 151 6,221
Resolute Holdings Management, Inc. * 370 53,476
Richmond Mutual BanCorp, Inc. 286 4,542
Ridgepost Capital, Inc. Class A  5,289 41,624
Riot Platforms, Inc. * 20,995 574,843
Root, Inc. Class A * 1,179 65,930
Ryman Hospitality Properties, Inc. REIT 5,597 719,494
Saul Centers, Inc. REIT 1,290 48,233
ServisFirst Bancshares, Inc. 4,430 384,302
Sky Harbour Group Corp. * 2,008 19,759
Skyward Specialty Insurance Group, Inc. * 2,542 148,326
SmartFinancial, Inc. 337 15,812
Southern Missouri Bancorp, Inc. 134 10,212
Southside Bancshares, Inc. 396 13,935
St. Joe Co. 3,469 217,263
StepStone Group, Inc. Class A  391 16,172
Stock Yards Bancorp, Inc. 453 34,641
StoneX Group, Inc. * 6,475 767,287
Strawberry Fields REIT, Inc. 737 10,134
Sunstone Hotel Investors, Inc. REIT 10,297 117,901
Tanger, Inc. REIT 8,223 324,562
Texas Capital Bancshares, Inc. 516 53,282
Triumph Financial, Inc. * 1,055 80,507
Trupanion, Inc. * 3,085 76,415
UMB Financial Corp. 581 82,944
UMH Properties, Inc. REIT 1,152 17,441
Unity Bancorp, Inc. 386 22,654
a Shares Value
Universal Health Realty Income Trust REIT 1,047 $ 45,921
Upstart Holdings, Inc. * 7,607 269,516
Valley National Bancorp 11,861 173,764
Victory Capital Holdings, Inc. Class A  1,267 106,504
Wealthfront Corp. * 2,691 24,058
Webull Corp. * (Cayman)  27,774 181,086
West BanCorp, Inc. 281 7,455
WisdomTree, Inc. 12,172 206,194
Xenia Hotels & Resorts, Inc. REIT 1,400 28,504
Z Squared, Inc. * 4,034 42,680
16,174,831
Industrial - 17.8%
spacing
AAR Corp. * 3,545 506,687
Aebi Schmidt Holding AG (Switzerland)  113 1,418
Aevex Corp. Class A * 1,476 30,834
Albany International Corp. Class A  864 64,368
Allient, Inc. 1,318 135,662
American Superconductor Corp. * 4,178 173,429
Ampco-Pittsburgh Corp. * 1,471 12,724
Amprius Technologies, Inc. * 12,169 168,662
ArcBest Corp. 1,244 178,564
Archer Aviation, Inc. Class A * 12,660 59,882
Ardagh Metal Packaging SA 3,424 16,230
Argan, Inc. 1,219 973,432
Astec Industries, Inc. 212 12,972
Astronics Corp. * 2,846 231,266
Astronics Corp. Class B * 462 35,082
Atmus Filtration Technologies, Inc. 6,881 350,862
AZZ, Inc. 2,680 415,534
Babcock & Wilcox Enterprises, Inc. * 670 9,447
Badger Meter, Inc. † 2,640 391,723
Bel Fuse, Inc. Class A  153 44,558
Bel Fuse, Inc. Class B  1,078 359,017
Belden, Inc. 3,479 417,167
Benchmark Electronics, Inc. 1,473 145,341
Beta Technologies, Inc. Class A * 923 15,460
Bowman Consulting Group Ltd. * 1,303 38,048
Cactus, Inc. Class A  6,259 320,649
Cadre Holdings, Inc. 2,870 81,824
Cardinal Infrastructure Group, Inc. Class A * 1,561 147,046
Casella Waste Systems, Inc. Class A * 5,689 551,662
CECO Environmental Corp. * 4,679 424,572
Centuri Holdings, Inc. * 7,851 237,414
ChargePoint Holdings, Inc. * 2,204 13,026
Construction Partners, Inc. Class A * 4,288 509,286
Covenant Logistics Group, Inc. 1,135 50,144
CSW Industrials, Inc. 1,440 400,752
CTS Corp. 1,832 119,428
DHT Holdings, Inc. 10,182 168,308
Dorian LPG Ltd. 1,182 41,110
Ducommun, Inc. * 1,154 213,732
DXP Enterprises, Inc. * 1,156 195,063
Elmet Group Co. * 909 17,944
Energizer Holdings, Inc. 4,703 100,832
Energous Corp. * 417 10,029
Energy Recovery, Inc. * 4,345 39,192
Energy Services of America Corp. 1,268 24,523
Enerpac Tool Group Corp. 4,570 163,880
EnerSys 3,082 720,633
Enovix Corp. †* 17,405 105,648
Enpro, Inc. 1,790 674,705
ESCO Technologies, Inc. 2,350 822,594
Espey Mfg. & Electronics Corp. 219 14,750

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Eve Holding, Inc. * 9,092 $ 22,821
Evolv Technologies Holdings, Inc. * 14,137 81,995
Exponent, Inc. 4,430 260,307
Federal Signal Corp. 5,416 695,902
Firefly Aerospace, Inc. * 7,070 207,858
FLEX LNG Ltd. * (Norway)  374 10,494
Fluor Corp. * 3,879 203,221
Forward Air Corp. * 2,112 28,533
Franklin Electric Co., Inc. 3,391 363,481
FreightCar America, Inc. * 1,248 12,156
Frontdoor, Inc. * 6,359 493,395
GATX Corp. 227 40,222
GoPro, Inc. Class A * 5,577 4,339
Gorman-Rupp Co. 1,888 173,205
GrafTech International Ltd. * 1,047 6,188
Graham Corp. * 948 117,353
Granite Construction, Inc. 3,545 560,394
Griffon Corp. 2,546 248,311
Helios Technologies, Inc. 326 29,096
Himalaya Shipping Ltd. * (Bermuda)  2,734 36,526
Ichor Holdings Ltd. * 3,111 349,303
INNOVATE Corp. * 448 8,364
Innovative Solutions & Support, Inc. * 1,354 24,372
Intuitive Machines, Inc. * 11,331 242,370
Joby Aviation, Inc. †* 60,057 535,708
Kadant, Inc. 1,063 334,026
Karat Packaging, Inc. 810 27,103
Kennametal, Inc. 3,492 122,395
Knife River Corp. * 5,149 430,714
Knowles Corp. * 7,080 293,678
Kopin Corp. * 9,159 41,032
Lightbridge Corp. * 751 6,601
Limbach Holdings, Inc. * 1,015 78,155
LSI Industries, Inc. 2,500 66,450
M-Tron Industries, Inc. * 384 38,074
Materion Corp. 1,860 553,145
Mercury Systems, Inc. * 4,994 610,916
Mesa Laboratories, Inc. 487 48,481
Mirion Technologies, Inc. * 18,558 332,745
Mistras Group, Inc. * 389 6,796
Moog, Inc. Class A  2,541 1,076,977
Mueller Water Products, Inc. Class A  13,903 359,114
Myers Industries, Inc. 516 18,220
MYR Group, Inc. * 1,388 694,555
Napco Security Technologies, Inc. 3,075 116,789
National Presto Industries, Inc. 165 20,623
nLight, Inc. * 5,071 353,043
Novanta, Inc. †* 3,213 521,277
NuScale Power Corp. * 28,872 289,586
NVE Corp. 463 48,407
NWPX Infrastructure, Inc. * 729 109,306
Omega Flex, Inc. 338 10,610
Ondas, Inc. †* 43,228 356,199
Orion Group Holdings, Inc. * 3,290 55,338
OSI Systems, Inc. * 1,418 310,117
Palladyne AI Corp. * 1,085 6,597
Park Aerospace Corp. 1,702 64,948
Perma-Fix Environmental Services, Inc. * 1,423 20,335
Perma-Pipe International Holdings, Inc. * 678 18,462
Plexus Corp. * 2,399 721,307
Power Solutions International, Inc. * 744 28,934
Pro-Dex, Inc. * 212 12,413
PureCycle Technologies, Inc. †* 12,790 103,727
Red Cat Holdings, Inc. †* 9,682 103,113
a Shares Value
Redwire Corp. * 10,092 $ 123,425
RXO, Inc. * 735 20,279
SFL Corp. Ltd. (Norway)  9,663 98,563
Sight Sciences, Inc. * 3,054 16,553
Smith-Midland Corp. * 181 5,249
Standex International Corp. 1,079 385,926
Starfighters Space, Inc. * 2,840 15,109
Syntec Optics Holdings, Inc. †* 656 8,167
TAT Technologies Ltd. * 1,092 52,667
Taylor Devices, Inc. * 292 17,135
Tecnoglass, Inc. 2,075 97,131
Titan America SA * (Belgium)  1,803 33,644
Trinity Industries, Inc. 3,673 127,012
TSS, Inc. * 2,288 28,142
Tutor Perini Corp. 4,061 336,941
Unusual Machines, Inc. * 3,954 88,174
Voyager Technologies, Inc. Class A * 4,590 148,027
Werner Enterprises, Inc. 889 38,769
Willis Lease Finance Corp. 227 51,938
World Kinect Corp. 505 16,635
Worthington Enterprises, Inc. 906 48,707
Xometry, Inc. Class A * 4,107 396,408
York Space Systems, Inc. †* 1,742 42,888
Zurn Elkay Water Solutions Corp. Class C  13,399 677,051
26,997,877
Technology - 14.4%
spacing
ACI Worldwide, Inc. * 9,206 462,970
ACM Research, Inc. Class A * 4,784 607,042
ACV Auctions, Inc. Class A * 9,428 67,787
Adeia, Inc. 8,982 295,777
Aehr Test Systems * 2,713 260,611
Aeluma, Inc. * 1,200 26,496
Agilysys, Inc. * 2,340 244,530
Alkami Technology, Inc. * 6,226 112,815
Ambarella, Inc. * 3,778 324,152
Ambiq Micro, Inc. * 1,647 145,430
Amplitude, Inc. Class A * 8,844 67,657
Amtech Systems, Inc. * 1,083 24,996
Appian Corp. Class A * 3,655 83,699
Arteris, Inc. * 2,857 138,822
Asana, Inc. Class A * 8,279 57,953
Atomera, Inc. * 3,535 30,790
AvePoint, Inc. * 15,141 169,731
Axcelis Technologies, Inc. * 2,783 527,239
AXT, Inc. * 5,534 398,891
Bandwidth, Inc. Class A * 2,626 166,226
BigBear.ai Holdings, Inc. †* 11,281 41,401
Blackbaud, Inc. * 3,287 97,361
BlackLine, Inc. * 4,374 122,778
Blaize Holdings, Inc. * 8,873 12,245
Blend Labs, Inc. Class A * 12,459 21,305
Box, Inc. Class A * 10,029 266,170
Brand Engagement Network, Inc. †* 404 6,912
Braze, Inc. Class A * 8,481 183,953
Carlsmed, Inc. * 306 3,176
Cerence, Inc. * 1,241 14,048
CEVA, Inc. * 2,213 104,365
Claritev Corp. * 241 8,221
Clear Secure, Inc. Class A  8,464 471,699
Climb Global Solutions, Inc. 1,583 36,741
Cohu, Inc. * 2,662 196,748
Commerce.com, Inc. * 6,865 20,320
Commvault Systems, Inc. * 3,975 563,377

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Consensus Cloud Solutions, Inc. * 1,092 $ 41,660
CS Disco, Inc. * 1,764 6,668
CSP, Inc. 28 222
D-Wave Quantum, Inc. †* (Canada)  32,756 785,816
Daily Journal Corp. * 36 21,643
Diebold Nixdorf, Inc. * 2,013 171,145
Digi International, Inc. * 2,905 217,730
Digimarc Corp. * 1,117 9,182
Digital Turbine, Inc. * 1,272 16,409
Diodes, Inc. * 3,320 363,341
Domo, Inc. Class B * 786 2,460
Donnelley Financial Solutions, Inc. * 1,642 68,882
DoubleVerify Holdings, Inc. * 10,679 115,760
Duos Technologies Group, Inc. * 2,303 27,636
eGain Corp. * 1,335 8,410
EverCommerce, Inc. †* 1,063 10,694
Everspin Technologies, Inc. * 1,779 43,016
Evolent Health, Inc. Class A * 3,660 19,837
Fastly, Inc. Class A * 13,600 249,696
Freshworks, Inc. Class A * 6,943 70,263
Genius Sports Ltd. * (United Kingdom)  4,843 29,349
GigaCloud Technology, Inc. Class A * 2,329 73,596
GSI Technology, Inc. * 2,612 20,191
HeartFlow, Inc. * 7,132 209,253
Hinge Health, Inc. Class A * 3,707 307,681
IBEX Holdings Ltd. * 583 17,706
Ibotta, Inc. Class A * 620 21,179
Impinj, Inc. * 2,590 370,966
Infleqtion, Inc. * 5,630 74,992
Innodata, Inc. * 2,832 214,043
Intapp, Inc. * 4,932 124,336
Intellicheck, Inc. * 1,747 7,163
inTEST Corp. * 966 17,552
JFrog Ltd. * 9,683 879,991
Kaltura, Inc. * 8,816 11,461
Kulicke & Soffa Industries, Inc. (Singapore)  4,605 615,965
Life360, Inc. * 1,676 92,783
LiveRamp Holdings, Inc. * 5,547 208,789
Maximus, Inc. 686 36,879
MaxLinear, Inc. * 7,679 983,142
McGraw Hill, Inc. * 2,260 21,402
Mitek Systems, Inc. * 3,855 77,601
Navan, Inc. Class A †* 9,024 206,379
Navitas Semiconductor Corp. * 16,284 291,809
nCino, Inc. * 8,907 145,629
NCR Atleos Corp. * 6,565 284,987
NextNav, Inc. * 8,969 159,917
Nutex Health, Inc. * 459 78,438
Omada Health, Inc. * 3,259 71,535
One Stop Systems, Inc. * 2,067 37,578
Ouster, Inc. * 5,547 346,798
PagerDuty, Inc. * 3,048 29,413
PDF Solutions, Inc. * 2,938 207,981
Penguin Solutions, Inc. * 4,460 339,005
Photronics, Inc. * 1,890 61,482
Phreesia, Inc. * 3,786 38,958
Playtika Holding Corp. 1,130 4,204
Porch Group, Inc. * 940 14,138
Power Integrations, Inc. 4,973 416,538
Progress Software Corp. * 1,300 43,654
Qualys, Inc. * 3,232 444,368
Quantum Computing, Inc. †* 2,848 27,626
QuickLogic Corp. * 991 19,790
Rackspace Technology, Inc. * 2,558 16,704
a Shares Value
Rapid7, Inc. * 475 $ 3,847
Red Violet, Inc. * 1,062 67,671
ReposiTrak, Inc. 1,282 11,538
Rigetti Computing, Inc. * 28,016 541,269
Rimini Street, Inc. * 374 1,593
Schrodinger, Inc. * 5,324 86,515
ServiceTitan, Inc. Class A * 5,446 385,087
SharonAI Holdings, Inc. †* 401 33,949
Silicon Laboratories, Inc. * 2,942 643,004
Silvaco Group, Inc. * 1,134 15,638
Simulations Plus, Inc. * 1,039 19,024
SkyWater Technology, Inc. * 3,291 114,593
SoundHound AI, Inc. Class A †* 35,531 229,886
Sprout Social, Inc. Class A * 3,409 25,738
SPS Commerce, Inc. * 2,038 116,512
Swarmer, Inc. * 299 13,249
Synaptics, Inc. * 302 37,517
Talkspace, Inc. * 13,143 68,344
Telos Corp. * 5,084 23,386
Tenable Holdings, Inc. * 10,201 376,213
Teradata Corp. * 5,993 207,657
Ultra Clean Holdings, Inc. * 3,989 568,792
V2X, Inc. * 213 15,881
Varonis Systems, Inc. * 10,136 425,307
Veeco Instruments, Inc. * 5,338 404,620
Velo3D, Inc. †* 1,504 26,395
Veritone, Inc. * 4,225 5,788
Vertex, Inc. Class A * 6,665 76,514
Via Transportation, Inc. Class A * 1,139 20,661
Viant Technology, Inc. Class A * 1,557 19,712
Vishay Precision Group, Inc. * 614 92,045
Vuzix Corp. * 6,308 18,293
Weave Communications, Inc. * 6,062 36,311
Workiva, Inc. * 4,615 223,874
Yext, Inc. * 1,898 8,864
ZenaTech, Inc. * (Canada)  2,997 4,495
Zeta Global Holdings Corp. Class A * 20,155 396,650
21,704,287
Utilities - 0.2%
spacing
American States Water Co. 2,541 209,963
Consolidated Water Co. Ltd. 1,240 36,580
Ormat Technologies, Inc. 473 51,510
298,053
Total Common Stocks
    (Cost $134,436,033) 147,949,977
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 2000 Growth † 5,667 2,232,571
a
Total Exchange-Traded Funds
    (Cost $1,721,818) 2,232,571
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.2%
    (Cost $136,161,510) 150,187,862

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $5,314 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
SECURITIES LENDING COLLATERAL - 6.1%
Mutual Funds - 2.2%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 3,264,147 $ 3,264,147
Principal
Amount
Repurchase Agreements - 3.9%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$4,038,795; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $4,119,573) $ 4,038,386 4,038,386
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$1,873,727; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $1,913,676) 1,871,013 1,871,013
5,909,399
Total Securities Lending Collateral
(Cost $9,173,546) 9,173,546
a
TOTAL INVESTMENTS - 105.3%
(Cost $145,335,056) 159,361,408
DERIVATIVES - 0.0% 12,347
OTHER ASSETS & LIABILITIES, NET -  (5.3%) (8,097,006)
NET ASSETS - 100.0% $ 151,276,749
Consumer, Non-Cyclical 32 .4%
Industrial 17 .8%
Technology 14 .4%
Financial 10 .7%
Consumer, Cyclical 9 .3%
Securities Lending Collateral 6 .1%
Energy 4 .8%
Basic Materials 4 .4%
Communications 3 .8%
Others (each less than 3.0%) 1 .6%
105 .3%
Derivatives 0 .0%
Other Assets & Liabilities, Net ( 5 .3% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 09/26 70 $ 1,053,613 $ 1,065,960 $ 12,347
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 5,314 $ – $ – $ 5,314
Common Stocks 147,949,977 147,949,977 – –
Exchange-Traded Funds 2,232,571 2,232,571 – –
Securities Lending Collateral 9,173,546 3,264,147 5,909,399 –
Derivatives:
Equity Contracts
Futures 12,347 12,347 – –
Total $ 159,373,755 $ 153,459,042 $ 5,909,399 $ 5,314

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 2,612 $ 444
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 123 63
Icosavax, Inc. - Contingent Value Rights * 1,865 578
Inhibrx, Inc. - Contingent Value Rights * ± Ω 767 1,281
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 588 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 588 –
2,366
Total Rights
    (Cost $1,077) 2,366
COMMON STOCKS - 98.4%
Basic Materials - 3.3%
spacing
AdvanSix, Inc. 2,287 45,465
Arcosa, Inc. 3,049 442,989
Ashland, Inc. 4,108 270,676
Balchem Corp. 122 20,612
Cabot Corp. 4,579 415,865
Caledonia Mining Corp. PLC (South Africa)  1,475 28,172
Calumet, Inc. * 1,694 61,018
Centrus Energy Corp. Class A †* 324 54,390
Codexis, Inc. * 2,191 4,952
Commercial Metals Co. 8,594 539,273
Ecovyst, Inc. * 4,168 51,892
Elemental Royalty Corp. †(Canada)  2,437 42,550
Encore Energy Corp. * 16,480 21,589
Ferroglobe PLC 11,108 35,323
FMC Corp. 11,502 132,273
Friedman Industries, Inc. 556 17,892
HB Fuller Co. 4,974 289,934
Huntsman Corp. 15,085 160,203
Innospec, Inc. 2,245 182,720
Intrepid Potash, Inc. * 1,024 33,567
Ivanhoe Electric, Inc. * 1,390 13,358
Koppers Holdings, Inc. 1,599 71,795
Kronos Worldwide, Inc. 1,669 10,565
Magnera Corp. * 3,084 36,237
Mativ Holdings, Inc. 4,994 37,805
McEwen, Inc. * (Canada)  2,299 41,681
Minerals Technologies, Inc. 2,770 204,897
NioCorp Developments Ltd. * 5,393 25,994
Oil-Dri Corp. of America 168 17,171
Orion SA (Germany)  4,601 30,505
Quaker Chemical Corp. 1,256 199,541
Rayonier Advanced Materials, Inc. * 5,430 42,680
Rogers Corp. * 1,599 261,804
SSR Mining, Inc. * (Canada)  18,212 515,035
Stepan Co. 1,976 110,103
Sylvamo Corp. 3,032 114,610
Trinseo PLC 2,440 4
Tronox Holdings PLC 10,822 68,179
Valhi, Inc. 217 3,183
4,656,502
Communications - 3.9%
spacing
1-800-Flowers.com, Inc. Class A * 1,379 4,799
1stdibs.com, Inc. * 1,640 8,036
Advantage Solutions, Inc. * 306 13,232
a Shares Value
AMC Global Media, Inc. Class A * 2,633 $ 26,277
Angi, Inc. * 3,337 19,855
ATN International, Inc. 769 20,371
Aviat Networks, Inc. * 900 19,980
Bed Bath & Beyond, Inc. * 6,965 40,327
Boston Omaha Corp. Class A * 1,944 26,516
Bumble, Inc. Class A * 5,082 16,262
Cable One, Inc. * 428 22,731
Cars.com, Inc. * 4,215 46,112
Clear Channel Outdoor Holdings, Inc. * 33,648 81,428
Clearfield, Inc. * 987 39,273
ePlus, Inc. 2,383 198,337
EverQuote, Inc. Class A * 2,442 58,095
EW Scripps Co. Class A * 5,171 14,324
fuboTV, Inc. Class A * 2,583 23,764
Gray Media, Inc. 8,426 33,451
Groupon, Inc. †* 2,210 53,173
HealthStream, Inc. 1,779 48,478
IDT Corp. Class B  284 16,517
iHeartMedia, Inc. Class A * 9,925 42,578
Inseego Corp. * 1,008 10,413
Keel Infrastructure Corp. * 38,887 223,211
KORE Group Holdings, Inc. * 442 4,080
KVH Industries, Inc. * 629 6,233
Lands' End, Inc. * 609 6,382
Liberty Capital Corp. Class A * 254 5,563
Liberty Capital Corp. Class C * 2,884 62,179
Liberty Latin America Ltd. Class C * 6,561 51,110
Lumen Technologies, Inc. * 86,595 665,050
Magnite, Inc. * 5,400 102,492
National CineMedia, Inc. 6,223 23,647
NETGEAR, Inc. * 2,395 55,923
Nextdoor Holdings, Inc. * 19,692 44,701
Nexxen International Ltd. * (Israel)  2,983 26,937
Open Lending Corp. * 7,682 23,891
Opendoor Technologies, Inc. * 14,294 66,038
Optimum Communications, Inc. Class A * 19,881 28,828
Phoenix Education Partners, Inc. 148 4,862
Powerfleet, Inc. NJ * 11,170 42,781
RealReal, Inc. * 7,427 87,564
Ribbon Communications, Inc. * 7,744 18,121
Scholastic Corp. 1,538 70,748
Serve Robotics, Inc. †* 4,979 32,762
Shenandoah Telecommunications Co. 4,433 66,850
Shutterstock, Inc. 2,632 36,716
Sinclair, Inc. 4,001 57,014
Soluna Holdings, Inc. * 8,358 11,283
Sphere Entertainment Co. * 2,477 428,595
Spok Holdings, Inc. 1,577 16,149
Sprinklr, Inc. Class A * 7,694 39,701
Stagwell, Inc. * 8,439 62,702
Stitch Fix, Inc. Class A * 9,519 39,123
Taboola.com Ltd. * (Israel)  10,642 53,210
TechTarget, Inc. * 3,228 11,621
Telephone & Data Systems, Inc. 8,998 333,016
Thryv Holdings, Inc. * 2,820 11,111
TripAdvisor, Inc. * 4,978 68,248
Trump Media & Technology Group Corp. * 14,875 115,133
Tucows, Inc. Class A * 471 6,344
Uniti Group, Inc. 5,049 57,912
Upwork, Inc. * 7,825 65,417
Viasat, Inc. * 11,336 1,018,086
Vistance Networks, Inc. * 19,720 252,022
Yelp, Inc. * 2,966 72,726

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Ziff Davis, Inc. * 3,256 $ 170,517
ZipRecruiter, Inc. Class A * 5,052 18,945
5,549,873
Consumer, Cyclical - 11.6%
spacing
Academy Sports & Outdoors, Inc. 5,928 279,387
Adient PLC * 7,490 137,666
Advance Auto Parts, Inc. 5,521 343,517
Allegiant Travel Co. * 1,820 214,032
AMC Entertainment Holdings, Inc. Class A * 55,390 105,241
American Eagle Outfitters, Inc. 14,275 245,530
American Outdoor Brands, Inc. * 71 833
Arhaus, Inc. 576 4,850
Asbury Automotive Group, Inc. * 1,822 366,368
Barnes & Noble Education, Inc. * 1,256 15,775
Beazer Homes USA, Inc. * 2,165 60,728
Biglari Holdings, Inc. Class B * 55 23,432
BJ's Restaurants, Inc. * 557 33,829
Bloomin' Brands, Inc. 7,609 69,546
BlueLinx Holdings, Inc. * 660 40,841
Brightstar Lottery PLC 8,648 92,707
Caleres, Inc. 3,174 39,262
Callaway Golf Co. * 12,669 238,050
Camping World Holdings, Inc. Class A  2,902 22,142
Carter's, Inc. 3,295 135,622
Central Garden & Pet Co. * 783 34,718
Central Garden & Pet Co. Class A * 4,471 173,341
Century Communities, Inc. 2,420 173,417
Champion Homes, Inc. * 2,750 242,330
Clean Energy Fuels Corp. * 13,814 28,319
Commercial Vehicle Group, Inc. * 2,635 12,174
Cooper-Standard Holdings, Inc. * 1,421 38,438
Cracker Barrel Old Country Store, Inc. 2,058 109,691
Dauch Corp. * 21,652 117,354
Designer Brands, Inc. Class A  2,636 15,368
Dine Brands Global, Inc. 1,045 37,515
Dorman Products, Inc. * 1,801 245,746
Douglas Dynamics, Inc. 198 10,682
Dream Finders Homes, Inc. Class A * 2,692 46,464
El Pollo Loco Holdings, Inc. * 2,544 43,146
Escalade, Inc. 810 15,212
Ethan Allen Interiors, Inc. 2,199 49,126
EVI Industries, Inc. 442 6,533
First Watch Restaurant Group, Inc. * 5,235 67,479
Flexsteel Industries, Inc. 286 21,301
Forestar Group, Inc. * 1,641 51,938
Fossil Group, Inc. * 3,971 16,440
Fox Factory Holding Corp. * 4,086 69,237
Funko, Inc. Class A * 3,693 21,715
G-III Apparel Group Ltd. 3,295 111,074
Garrett Motion, Inc. (Switzerland)  15,620 565,913
Genesco, Inc. * 870 29,380
Gentherm, Inc. * 2,955 100,795
Global Business Travel Group I * 10,699 100,464
Gold.com, Inc. 1,508 62,748
Goodyear Tire & Rubber Co. * 26,016 171,706
Green Brick Partners, Inc. * 2,528 202,341
Group 1 Automotive, Inc. 1,057 307,767
Hamilton Beach Brands Holding Co. Class A  580 13,357
Harley-Davidson, Inc. 3,948 96,568
Haverty Furniture Cos., Inc. 1,207 30,815
HNI Corp. 6,439 260,200
Holley, Inc. * 6,923 17,654
Hovnanian Enterprises, Inc. Class A * 434 61,806
a Shares Value
Hudson Technologies, Inc. * 2,914 $ 16,726
Hyliion Holdings Corp. * 10,654 55,507
Interface, Inc. 4,565 163,610
J Jill, Inc. 639 10,141
Jack in the Box, Inc. * 1,486 23,494
JAKKS Pacific, Inc. 748 17,413
JetBlue Airways Corp. * 30,866 176,862
Johnson Outdoors, Inc. Class A  523 24,079
KB Home 5,796 362,772
Kohl's Corp. 9,868 174,861
Krispy Kreme, Inc. * 6,845 24,163
La-Z-Boy, Inc. 3,688 147,963
LCI Industries 2,064 218,536
Legacy Housing Corp. * 634 16,655
Leggett & Platt, Inc. 12,420 145,438
LGI Homes, Inc. * 1,873 119,273
Life Time Group Holdings, Inc. * 12,274 501,270
Lifetime Brands, Inc. 511 4,359
Lovesac Co. * 342 5,708
M/I Homes, Inc. * 2,292 368,531
Malibu Boats, Inc. Class A * 1,855 50,883
Marcus Corp. 1,374 32,234
MarineMax, Inc. * 1,832 67,088
Marriott Vacations Worldwide Corp. 2,527 257,451
MasterCraft Boat Holdings, Inc. * 1,407 36,329
Meritage Homes Corp. 5,956 499,411
Methode Electronics, Inc. 3,028 57,441
Microvast Holdings, Inc. * 5,293 6,193
Miller Industries, Inc. 1,148 58,720
Millerknoll, Inc. 6,279 128,468
Motorcar Parts of America, Inc. * 996 15,259
Movado Group, Inc. 1,316 51,732
National Vision Holdings, Inc. * 6,616 125,770
Newell Brands, Inc. 37,860 232,460
Nu Skin Enterprises, Inc. Class A  3,938 20,793
OneWater Marine, Inc. Class A * 898 10,120
OPENLANE, Inc. * 6,062 249,997
Oxford Industries, Inc. 1,195 41,670
Papa John's International, Inc. † 2,802 103,029
Patrick Industries, Inc. 1,648 147,957
PC Connection, Inc. 1,101 80,362
Peloton Interactive, Inc. Class A * 22,722 134,287
Penn Entertainment, Inc. * 11,445 244,465
Petco Health & Wellness Co., Inc. * 5,552 15,101
Phinia, Inc. 1,766 145,465
Portillo's, Inc. Class A * 6,070 28,772
Pursuit Attractions & Hospitality, Inc. * 1,769 99,011
RCI Hospitality Holdings, Inc. 238 6,502
Republic Airways Holdings, Inc. * 1,087 22,838
Reservoir Media, Inc. * 1,083 10,711
Resideo Technologies, Inc. * 10,272 319,459
RideNow Group, Inc. Class B * 634 4,222
Rocky Brands, Inc. 587 24,208
Sabre Corp. * 24,715 51,654
Sally Beauty Holdings, Inc. * 8,881 125,577
ScanSource, Inc. * 2,158 112,410
SES AI Corp. * 15,541 14,922
Shoe Station Group, Inc. 1,520 22,542
Signet Jewelers Ltd. (NYSE) 3,570 307,734
SkyWest, Inc. * 3,717 369,210
Solid Power, Inc. * 11,476 29,723
Sonic Automotive, Inc. Class A  764 64,780
Sonos, Inc. * 763 10,323
Standard Motor Products, Inc. 2,136 83,240

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Starz Entertainment Corp. * 910 $ 26,263
Strattec Security Corp. * 370 30,136
Superior Group of Cos., Inc. 910 11,939
Sweetgreen, Inc. Class A * 3,913 34,473
Taylor Morrison Home Corp. * 8,531 612,014
Titan International, Inc. * 5,333 41,117
Titan Machinery, Inc. * 1,882 39,748
Torrid Holdings, Inc. * 1,760 3,291
Tron, Inc. * 3,004 4,836
Under Armour, Inc. Class A * 20,912 133,628
Under Armour, Inc. Class C * 12,362 76,892
UniFirst Corp. 1,315 347,765
Urban Outfitters, Inc. * 3,303 234,051
Venu Holding Corp. * 3,496 7,936
Versigent PLC * 6,523 274,031
Virco Mfg. Corp. 55 338
Visteon Corp. 2,475 245,545
VSE Corp. 2,338 534,233
Wabash National Corp. 3,533 47,695
Webtoon Entertainment, Inc. †* (South Korea)  1,364 15,577
Wendy's Co. 968 8,025
Weyco Group, Inc. 532 20,924
Winmark Corp. 251 106,193
Winnebago Industries, Inc. 2,690 84,036
Wolverine World Wide, Inc. 1,550 25,621
XMAX, Inc. †* 544 4,945
Xperi, Inc. * 4,299 35,381
Yesway, Inc. Class A * 889 18,047
Zumiez, Inc. * 1,100 19,580
16,391,774
Consumer, Non-Cyclical - 15.8%
spacing
4D Molecular Therapeutics, Inc. * 4,056 53,945
Abeona Therapeutics, Inc. * 2,912 17,996
ABM Industries, Inc. 5,379 237,967
Absci Corp. * 2,214 25,660
Acacia Research Corp. * 2,482 11,566
Acadia Healthcare Co., Inc. * 8,332 246,044
Accendra Health, Inc. * 6,195 21,187
ACCO Brands Corp. 7,661 31,870
Aclaris Therapeutics, Inc. * 3,199 16,923
Acme United Corp. 280 13,362
Acumen Pharmaceuticals, Inc. * 2,929 7,820
AdaptHealth Corp. * 9,295 96,854
ADC Therapeutics SA * (Switzerland)  5,372 5,748
Addus HomeCare Corp. * 1,617 162,460
Agenus, Inc. * 2,091 6,398
Agios Pharmaceuticals, Inc. * 5,015 186,107
AirSculpt Technologies, Inc. * 886 3,987
Akebia Therapeutics, Inc. * 13,265 15,122
Aktis Oncology, Inc. * 554 17,855
Alamar Biosciences, Inc. * 233 6,312
Alarm.com Holdings, Inc. * 3,818 178,377
Alector, Inc. * 5,468 10,991
Alico, Inc. 378 15,638
Alkermes PLC * 3,077 161,219
Allogene Therapeutics, Inc. * 22,916 47,665
Alta Equipment Group, Inc. * 1,107 7,162
Altimmune, Inc. * 17,574 53,425
AMN Healthcare Services, Inc. * 3,516 113,813
Amneal Pharmaceuticals, Inc. * 10,763 186,308
Amphastar Pharmaceuticals, Inc. * 2,995 60,439
AN2 Therapeutics, Inc. * 986 4,772
Anavex Life Sciences Corp. * 6,397 16,568
a Shares Value
Andersons, Inc. 2,494 $ 170,590
AngioDynamics, Inc. * 2,428 31,588
Anika Therapeutics, Inc. * 954 13,957
Anteris Technologies Global Corp. * 6,999 68,940
Aquestive Therapeutics, Inc. * 6,304 26,225
Arcturus Therapeutics Holdings, Inc. * 1,219 8,192
Arcus Biosciences, Inc. * 1,888 58,207
Ardent Health, Inc. * 1,776 17,476
Arvinas, Inc. * 4,910 40,802
Assembly Biosciences, Inc. * 731 20,088
AtaiBeckley, Inc. * 3,236 17,054
Atea Pharmaceuticals, Inc. * 6,163 28,658
Atrium Therapeutics, Inc. * 404 5,434
Aura Biosciences, Inc. * 2,362 16,770
Avalo Therapeutics, Inc. * 1,892 34,964
Avalyn Pharma, Inc. * 274 9,020
Avanos Medical, Inc. * 4,135 102,879
Aveanna Healthcare Holdings, Inc. * 1,157 9,915
Azenta, Inc. * 3,836 97,895
B&G Foods, Inc. 6,871 27,347
Barrett Business Services, Inc. 120 4,262
Beam Therapeutics, Inc. * 963 33,050
BellRing Brands, Inc. * 10,480 135,611
Benitec Biopharma, Inc. * (Australia)  1,274 17,046
Beta Bionics, Inc. * 3,560 55,785
Bicara Therapeutics, Inc. * 754 22,386
BioAge Labs, Inc. * 2,751 67,427
BioLife Solutions, Inc. * 2,946 83,195
Black Diamond Therapeutics, Inc. * 3,559 6,584
Boston Beer Co., Inc. Class A * 232 41,071
BRC, Inc. Class A * 3,483 3,866
BrightView Holdings, Inc. * 6,195 87,783
Brookdale Senior Living, Inc. * 21,038 338,501
C4 Therapeutics, Inc. * 8,346 38,976
Cabaletta Bio, Inc. * 4,836 15,040
Cal-Maine Foods, Inc. 3,840 309,350
Candel Therapeutics, Inc. * 458 4,717
Canton Strategic Holdings, Inc. * 3,044 8,584
Caribou Biosciences, Inc. * 6,832 12,024
Carriage Services, Inc. 260 9,968
Cartesian Therapeutics, Inc. * 973 10,139
Cass Information Systems, Inc. 105 5,389
Castle Biosciences, Inc. * 2,707 64,562
CBIZ, Inc. * 4,303 138,040
Celldex Therapeutics, Inc. * 1,717 63,890
Century Therapeutics, Inc. * 8,621 21,121
Certara, Inc. * 10,144 66,443
Cimpress PLC * (Ireland)  219 22,272
Clarivate PLC * 30,732 66,381
Climb Bio, Inc. * 1,535 20,016
Coherus Oncology, Inc. * 5,804 8,126
Community Health Systems, Inc. * 10,364 34,616
Compass Therapeutics, Inc. * 5,474 11,988
CONMED Corp. 2,926 95,768
Contineum Therapeutics, Inc. Class A * 1,994 32,682
Corbus Pharmaceuticals Holdings, Inc. * 1,297 12,166
CoreCivic, Inc. * 8,709 264,579
CorMedix, Inc. * 6,371 50,012
Coty, Inc. Class A * 30,490 65,858
Coursera, Inc. * 17,711 99,890
CRISPR Therapeutics AG †* (Switzerland)  7,361 401,469
Cross Country Healthcare, Inc. * 2,887 38,137
Cullinan Therapeutics, Inc. * 5,416 98,625
Custom Truck One Source, Inc. * 2,041 24,104

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Cytek Biosciences, Inc. * 10,724 $ 47,507
Cytokinetics, Inc. * 10,553 899,010
CytomX Therapeutics, Inc. * 7,173 26,899
Damora Therapeutics, Inc. †* 1,392 36,206
Del Monte Corp. 3,077 85,879
Delcath Systems, Inc. * 2,023 25,470
Deluxe Corp. 4,083 97,502
Denali Therapeutics, Inc. * 12,457 320,394
Dentsply Sirona, Inc. 18,198 193,081
Dole PLC 6,959 95,477
Dyne Therapeutics, Inc. * 8,009 177,880
Edgewell Personal Care Co. 4,197 112,731
Editas Medicine, Inc. * 4,715 15,277
Eikon Therapeutics, Inc. * 428 5,585
Embecta Corp. 4,318 14,077
Emergent BioSolutions, Inc. * 4,850 40,643
Enanta Pharmaceuticals, Inc. * 1,922 28,023
Ennis, Inc. 1,750 37,187
Enovis Corp. * 5,389 111,552
Entrada Therapeutics, Inc. * 2,322 17,090
Esperion Therapeutics, Inc. * 13,951 44,085
EyePoint, Inc. * 1,671 23,895
First Advantage Corp. * 2,174 39,241
First Tracks Biotherapeutics, Inc. * 582 11,710
Flowers Foods, Inc. 16,990 134,221
Flywire Corp. * 905 15,901
Fortrea Holdings, Inc. * 8,673 150,910
Fulcrum Therapeutics, Inc. * 4,349 15,917
Fulgent Genetics, Inc. * 1,875 38,475
Generate Biomedicines, Inc. * 471 7,946
GEO Group, Inc. * 11,363 335,777
Ginkgo Bioworks Holdings, Inc. * 4,393 43,535
Graham Holdings Co. Class B  285 325,305
GRAIL, Inc. * 3,693 252,121
Green Dot Corp. Class A * 5,348 72,251
Grocery Outlet Holding Corp. †* 8,516 84,990
Haemonetics Corp. * 233 17,475
Healthcare Services Group, Inc. * 3,120 76,627
Helen of Troy Ltd. * 2,152 62,559
Herbalife Ltd. * 8,698 114,379
Herc Holdings, Inc. 329 47,159
Heron Therapeutics, Inc. * 10,661 4,550
Hertz Global Holdings, Inc. †* 10,691 24,215
HF Foods Group, Inc. * 69 97
HireQuest, Inc. 390 4,898
Honest Co., Inc. * 7,844 28,709
ICF International, Inc. 1,654 120,510
ICU Medical, Inc. * 2,142 314,017
Ideaya Biosciences, Inc. * 7,048 262,679
Immuneering Corp. Class A * 4,360 21,756
Indivior Pharmaceuticals, Inc. * 1,226 50,303
Information Services Group, Inc. 2,654 10,908
Ingles Markets, Inc. Class A  1,296 114,800
Inhibikase Therapeutics, Inc. * 8,555 17,367
Inhibrx Biosciences, Inc. * 218 20,656
Innoviva, Inc. * 6,420 145,798
Inogen, Inc. * 1,942 12,526
Inspire Medical Systems, Inc. * 384 17,130
Integer Holdings Corp. * 3,044 284,462
Integra LifeSciences Holdings Corp. * 6,153 110,508
Intellia Therapeutics, Inc. * 12,093 204,614
Invivyd, Inc. * 16,145 14,085
Iovance Biotherapeutics, Inc. * 35,223 146,528
Ironwood Pharmaceuticals, Inc. * 1,056 4,446
a Shares Value
J&J Snack Foods Corp. 1,310 $ 96,219
Janux Therapeutics, Inc. * 3,959 60,810
John B Sanfilippo & Son, Inc. 546 46,951
John Wiley & Sons, Inc. Class A  1,956 94,886
Kailera Therapeutics, Inc. * 1,153 25,401
Karyopharm Therapeutics, Inc. * 1,138 11,118
Kelly Services, Inc. Class A  2,766 33,966
Keros Therapeutics, Inc. * 2,610 27,927
KinderCare Learning Cos., Inc. * 2,646 11,245
Korn Ferry 4,611 307,000
Korro Bio, Inc. * 651 8,580
Kymera Therapeutics, Inc. * 971 111,345
Kyverna Therapeutics, Inc. * 3,219 28,681
LB Pharmaceuticals, Inc. * 1,016 32,974
LENZ Therapeutics, Inc. * 1,865 10,593
Lexeo Therapeutics, Inc. * 6,205 28,884
Lifecore Biomedical, Inc. * 1,848 9,702
LifeMD, Inc. * 1,285 5,307
Limoneira Co. 1,287 16,898
LivaNova PLC * 4,056 333,525
Lumexa Imaging Holdings, Inc. * 1,463 16,503
Lyell Immunopharma, Inc. * 661 9,287
MacroGenics, Inc. * 869 4,015
ManpowerGroup, Inc. 4,130 139,470
MapLight Therapeutics, Inc. * 330 11,827
Maravai LifeSciences Holdings, Inc. Class A * 9,921 61,907
MarketWise, Inc. 153 2,730
Marzetti Co. 226 25,800
Matthews International Corp. Class A  2,694 72,522
Maze Therapeutics, Inc. * 753 22,470
MeiraGTx Holdings PLC * 877 11,848
Merit Medical Systems, Inc. * 4,768 330,613
MGP Ingredients, Inc. 1,256 22,005
MiMedx Group, Inc. * 9,890 38,076
MiniMed Group, Inc. * 2,059 30,782
Mission Produce, Inc. * 5,038 59,398
Monopar Therapeutics, Inc. * 255 23,610
Monro, Inc. 2,204 37,710
Myriad Genetics, Inc. * 8,246 47,085
Nathan's Famous, Inc. 90 9,144
National Beverage Corp. * 268 8,362
National HealthCare Corp. 939 198,467
Natural Grocers by Vitamin Cottage, Inc.
Class C  613 19,015
Nature's Sunshine Products, Inc. * 949 20,688
Nautilus Biotechnology, Inc. SPAC * 2,309 4,318
Nektar Therapeutics * 348 24,294
Neogen Corp. * 19,796 177,966
NeoGenomics, Inc. * 10,733 156,594
Neurogene, Inc. * 938 29,500
Nkarta, Inc. * 3,453 9,772
Novavax, Inc. * 13,580 127,924
Novocure Ltd. * 805 12,196
Nurix Therapeutics, Inc. * 2,675 64,895
Ocugen, Inc. * 7,907 12,098
Ocular Therapeutix, Inc. * 3,161 31,041
Oddity Tech Ltd. Class A * (Israel)  3,069 46,434
Olaplex Holdings, Inc. * 10,596 21,722
Olema Pharmaceuticals, Inc. * 5,910 73,934
Omeros Corp. * 3,930 37,374
OmniAb, Inc. * 8,445 20,775
Omnicell, Inc. * 4,114 170,813
Once Upon a Farm PBC * 869 17,797
Oncology Institute, Inc. * 1,048 5,691

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
OnKure Therapeutics, Inc. Class A * 928 $ 4,232
OPKO Health, Inc. * 36,960 55,440
Option Care Health, Inc. * 2,675 56,095
Oramed Pharmaceuticals, Inc. (Israel)  990 4,762
OraSure Technologies, Inc. * 6,331 28,236
Organogenesis Holdings, Inc. * 5,174 12,573
ORIC Pharmaceuticals, Inc. * 4,696 50,858
Orthofix Medical, Inc. * 3,762 34,385
OrthoPediatrics Corp. * 1,043 19,953
Ovid therapeutics, Inc. * 10,073 27,096
Pacific Biosciences of California, Inc. * 11,168 18,762
Pacira BioSciences, Inc. * 3,269 82,935
Palisade Bio, Inc. * 9,090 18,998
Paysafe Ltd. * 2,656 19,840
Pediatrix Medical Group, Inc. * 7,387 187,113
Perdoceo Education Corp. 5,290 169,280
Perrigo Co. PLC 12,674 131,683
Personalis, Inc. * 6,045 81,003
Perspective Therapeutics, Inc. * 8,968 30,581
Phathom Pharmaceuticals, Inc. * 3,203 34,753
Precision BioSciences, Inc. * 1,373 10,792
Prestige Consumer Healthcare, Inc. * 4,373 206,712
Prime Medicine, Inc. * 4,128 15,232
PROG Holdings, Inc. 2,212 103,101
Protara Therapeutics, Inc. * 3,764 14,378
Prothena Corp. PLC * (Ireland)  2,657 26,012
PTC Therapeutics, Inc. * 1,133 92,419
Puma Biotechnology, Inc. * 3,438 27,882
Quad/Graphics, Inc. 711 5,994
Quanex Building Products Corp. 4,282 79,731
Quanterix Corp. * 3,588 15,500
QuidelOrtho Corp. * 6,264 109,714
Rapport Therapeutics, Inc. * 380 15,835
Recursion Pharmaceuticals, Inc. Class A * 41,198 151,197
REGENXBIO, Inc. * 1,560 18,689
Relay Therapeutics, Inc. * 3,361 62,884
Repay Holdings Corp. * 6,030 25,326
Replimune Group, Inc. * 7,066 78,221
Rezolute, Inc. * 5,412 28,142
Rigel Pharmaceuticals, Inc. * 1,579 61,770
Rocket Pharmaceuticals, Inc. * 7,944 27,168
RxSight, Inc. * 3,448 16,619
SAB Biotherapeutics, Inc. †* 2,864 11,170
Sagimet Biosciences, Inc. Class A * 1,172 9,060
Sarepta Therapeutics, Inc. * 8,669 155,782
SBC Medical Group Holdings, Inc. * 870 2,680
Scholar Rock Holding Corp. * 603 33,165
Select Medical Holdings Corp. 8,915 147,187
Seneca Foods Corp. Class A * 388 67,489
Septerna, Inc. * 815 27,294
Shattuck Labs, Inc. * 756 5,247
Shoulder Innovations, Inc. * 613 12,432
SIGA Technologies, Inc. 3,165 11,521
Simply Good Foods Co. * 7,638 101,433
Solid Biosciences, Inc. * 4,473 44,685
Sonida Senior Living, Inc. * 2,447 99,838
Spectrum Brands Holdings, Inc. 2,100 180,075
Spruce Biosciences, Inc. * 119 6,426
STAAR Surgical Co. * 418 11,992
StoneCo Ltd. Class A (Brazil)  18,247 197,797
Strata Critical Medical, Inc. * 6,144 32,379
Strategic Education, Inc. 2,096 160,596
Stride, Inc. * 1,244 107,283
Supernus Pharmaceuticals, Inc. * 4,632 215,434
a Shares Value
Surgery Partners, Inc. * 7,299 $ 122,623
Sutro Biopharma, Inc. * 992 32,934
Tactile Systems Technology, Inc. * 524 15,605
Target Hospitality Corp. * 1,173 23,882
Tectonic Therapeutic, Inc. * 720 24,750
Tejon Ranch Co. * 1,815 33,941
Teladoc Health, Inc. * 16,361 138,741
Tenax Therapeutics, Inc. * 2,064 30,031
Theravance Biopharma, Inc. * 611 10,387
Third Harmonic Bio, Inc. * ± Ω 2,827 –
TIC Solutions, Inc. * 16,239 131,374
Tonix Pharmaceuticals Holding Corp. * 1,076 13,730
Transcat, Inc. * 355 32,933
TrueBlue, Inc. * 2,240 15,613
Turning Point Brands, Inc. 153 12,976
U.S. Physical Therapy, Inc. 517 35,508
Ultragenyx Pharmaceutical, Inc. * 4,744 158,402
Unicycive Therapeutics, Inc. * 508 2,383
United Natural Foods, Inc. * 4,894 223,509
Universal Corp. 2,489 129,851
Upbound Group, Inc. 5,282 112,084
Upstream Bio, Inc. * 2,959 20,476
UroGen Pharma Ltd. * 510 18,768
USANA Health Sciences, Inc. * 794 16,952
USCB Financial Holdings, Inc. 693 14,179
Utah Medical Products, Inc. 211 14,555
Utz Brands, Inc. 6,467 49,796
Vanda Pharmaceuticals, Inc. * 4,608 28,201
Varex Imaging Corp. * 3,702 38,612
Vaxcyte, Inc. * 3,965 230,485
Veracyte, Inc. * 1,576 92,558
VeraDermics, Inc. * 556 68,355
Vestis Corp. * 8,350 121,242
Village Super Market, Inc. Class A  714 30,117
Vir Biotechnology, Inc. * 10,991 111,998
Viridian Therapeutics, Inc. * 7,175 131,805
Vital Farms, Inc. * 3,217 37,414
Vor BioPharma, Inc. * 1,114 20,509
Voyager Therapeutics, Inc. * 4,760 16,660
WaVe Life Sciences Ltd. * 11,425 66,379
Weis Markets, Inc. 1,121 87,786
Whitehawk Therapeutics, Inc. * 1,742 7,978
Willdan Group, Inc. * 361 28,555
X4 Pharmaceuticals, Inc. * 6,376 29,776
Xencor, Inc. * 6,306 101,527
XOMA Royalty Corp. * 226 9,605
Zentalis Pharmaceuticals, Inc. * 3,802 18,440
Zevra Therapeutics, Inc. * 3,184 45,659
22,329,560
Energy - 6.1%
spacing
Aemetis, Inc. * 2,769 4,541
Alpha Metallurgical Resources, Inc. * 669 110,345
Alto Ingredients, Inc. * 5,667 32,302
American Resources Corp. * 6,168 13,261
Amplify Energy Corp. * 2,489 9,906
Array Technologies, Inc. * 9,889 73,278
ASP Isotopes, Inc. * 1,626 10,114
Atlas Energy Solutions, Inc. 7,423 123,296
BKV Corp. * (Thailand)  1,137 31,108
Borr Drilling Ltd. * (Mexico)  7,307 30,178
Bristow Group, Inc. 2,383 98,466
California Resources Corp. 6,603 349,101
Canadian Solar, Inc. †* (Canada)  4,422 70,840

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Civeo Corp. * 596 $ 20,860
CNX Resources Corp. * 12,299 417,305
Comstock Resources, Inc. * 5,753 85,835
Comstock, Inc. * 5,738 23,870
Core Laboratories, Inc. 4,033 46,984
Core Natural Resources, Inc. 2,819 225,576
Crescent Energy Co. Class A  23,259 228,403
Diversified Energy Co. 6,184 85,710
DNOW, Inc. * 16,756 217,325
Epsilon Energy Ltd. 1,545 8,358
Excelerate Energy, Inc. Class A  2,090 79,399
Expro Group Holdings NV * 7,307 107,924
Flotek Industries, Inc. * 270 6,350
Forum Energy Technologies, Inc. * 676 33,956
FuelCell Energy, Inc. * 4,873 175,477
FutureFuel Corp. 1,947 8,800
Gevo, Inc. * 20,630 30,945
Golar LNG Ltd. (Cameroon)  8,765 436,848
Granite Ridge Resources, Inc. 4,409 19,444
Green Plains, Inc. * 6,112 94,003
Gulfport Energy Corp. * 262 44,461
Helix Energy Solutions Group, Inc. * 9,149 79,962
Helmerich & Payne, Inc. 6,351 207,932
HighPeak Energy, Inc. 1,620 11,324
HMH Holding, Inc. Class A * 535 10,026
Innovex International, Inc. * 3,191 79,137
Kinetik Holdings, Inc. 4,131 199,693
Kolibri Global Energy, Inc. * (Canada)  1,606 7,998
Kosmos Energy Ltd. * (Ghana)  49,593 104,641
Liberty Energy, Inc. 1,596 41,799
Matrix Service Co. * 1,880 25,756
Montauk Renewables, Inc. * 3,153 4,919
Murphy Oil Corp. 12,448 405,307
Nabors Industries Ltd. * 1,268 106,525
NACCO Industries, Inc. Class A  360 18,018
Natural Gas Services Group, Inc. 394 16,997
NextDecade Corp. * 11,824 89,153
Noble Corp. PLC 1,177 43,902
Northern Oil & Gas, Inc. 9,779 177,489
Oceaneering International, Inc. * 885 35,860
Oil States International, Inc. * 4,657 37,303
Par Pacific Holdings, Inc. * 3,007 168,633
Patterson-UTI Energy, Inc. 31,312 287,444
PBF Energy, Inc. Class A  8,838 402,306
Peabody Energy Corp. 11,076 256,077
PrimeEnergy Resources Corp. * 23 3,839
ProFrac Holding Corp. Class A * 2,600 15,106
Ranger Energy Services, Inc. Class A  1,715 27,457
REX American Resources Corp. * 540 24,381
Riley Exploration Permian, Inc. 1,093 36,025
Ring Energy, Inc. * 11,665 12,598
RPC, Inc. 7,583 44,209
SandRidge Energy, Inc. 2,753 37,716
SEACOR Marine Holdings, Inc. * 1,627 12,447
Seadrill Ltd. * (Norway)  5,568 210,582
Shoals Technologies Group, Inc. Class A * 1,566 15,503
SM Energy Co. 20,784 542,462
Smart Sand, Inc. 1,761 8,823
Summit Midstream Corp. * 753 21,445
SunCoke Energy, Inc. 7,222 58,137
Sunrun, Inc. * 21,049 281,636
Talos Energy, Inc. * 11,541 148,994
Toyo Co. Ltd. * (Japan)  315 2,189
Transocean Ltd. * 87,551 428,124
a Shares Value
VAALCO Energy, Inc. 7,622 $ 38,720
Valaris Ltd. * 4,280 310,728
Vitesse Energy, Inc. † 2,885 45,496
W&T Offshore, Inc. 7,897 24,876
Warrior Met Coal, Inc. 670 54,377
8,578,640
Financial - 38.5%
spacing
1st Source Corp. 1,782 145,376
Abacus Global Management, Inc. 3,140 33,629
Acadia Realty Trust REIT 12,352 258,280
Accelerant Holdings Class A * (Cayman)  637 7,466
ACNB Corp. 932 55,342
ACRES Commercial Realty Corp. REIT * 526 9,358
Adamas Trust, Inc. REIT 7,227 67,789
AH Realty Trust, Inc. REIT 6,787 48,052
Alerus Financial Corp. 2,370 73,707
Alpine Income Property Trust, Inc. REIT 1,122 23,293
AlTi Global, Inc. * 3,457 12,480
Amalgamated Financial Corp. 1,945 89,275
Amerant Bancorp, Inc. 3,123 79,699
American Assets Trust, Inc. REIT 4,574 112,932
American Coastal Insurance Corp. Class C  2,779 30,847
American Integrity Insurance Group, Inc. 535 10,074
American Realty Investors, Inc. * 86 1,915
Ameris Bancorp 5,725 516,738
AMERISAFE, Inc. 1,873 63,364
Ames National Corp. 692 20,490
Angel Oak Mortgage REIT, Inc. 665 6,038
Apollo Commercial Real Estate Finance, Inc.
REIT 11,631 124,219
Apple Hospitality REIT, Inc. 19,777 332,451
Arbor Realty Trust, Inc. REIT † 14,505 78,617
ARES Commercial Real Estate Corp. REIT 4,926 22,167
ARMOUR Residential REIT, Inc. 11,823 206,311
Arrow Financial Corp. 1,309 53,656
Artisan Partners Asset Management, Inc.
Class A  2,399 82,837
Associated Banc-Corp. 13,749 423,057
Ategrity Specialty Holdings LLC * 709 17,044
Atlantic Union Bankshares Corp. 12,805 541,780
Avidbank Holdings, Inc. * 761 25,136
Avidia Bancorp, Inc. 1,008 21,158
Axos Financial, Inc. * 4,082 397,546
Bakkt, Inc. * 2,348 18,338
Banc of California, Inc. 11,728 239,603
BancFirst Corp. 1,822 202,479
Bank First Corp. 744 110,372
Bank of Hawaii Corp. 686 55,902
Bank of Marin Bancorp 1,648 45,650
Bank of NT Butterfield & Son Ltd. (Bermuda)  3,143 187,008
Bank7 Corp. 379 18,552
BankUnited, Inc. 5,649 273,694
Bankwell Financial Group, Inc. 538 31,608
Banner Corp. 2,881 191,414
Bar Harbor Bankshares 1,392 52,562
BayCom Corp. 839 27,603
BCB Bancorp, Inc. 993 10,645
Beacon Financial Corp. 6,114 186,171
Bit Digital, Inc. * 28,843 51,917
Bitdeer Technologies Group Class A * 8,380 132,991
Blackstone Mortgage Trust, Inc. Class A REIT 15,134 256,521
Bladex, Inc. (Panama)  2,453 150,786
Blue Ridge Bankshares, Inc. 5,831 20,583

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Bowhead Specialty Holdings, Inc. * 1,512 $ 45,254
Braemar Hotels & Resorts, Inc. REIT 4,729 10,215
Brandywine Realty Trust REIT 15,797 50,076
BRC Group Holdings, Inc. * 2,076 16,691
Bread Financial Holdings, Inc. 3,033 328,626
Bridgewater Bancshares, Inc. * 1,031 21,692
BrightSpire Capital, Inc. REIT 11,777 64,185
Broadstone Net Lease, Inc. REIT 17,654 364,908
Brookfield Business Corp. Class A (Canada)  3,604 107,579
BRT Apartments Corp. REIT 753 11,574
Burford Capital Ltd. 6,356 26,060
Burke & Herbert Financial Services Corp. 1,577 113,323
Business First Bancshares, Inc. 3,415 104,943
BV Financial, Inc. * 502 10,632
Byline Bancorp, Inc. 3,422 128,873
C&F Financial Corp. 288 23,040
California BanCorp 2,215 46,161
Camden National Corp. 1,581 85,722
Cannae Holdings, Inc. 4,042 58,205
Capital Bancorp, Inc. 812 28,517
Capital City Bank Group, Inc. 1,241 61,330
Capitol Federal Financial, Inc. 10,576 90,002
CareTrust REIT, Inc. 20,343 820,840
Carter Bankshares, Inc. 1,703 57,919
Cathay General Bancorp 5,664 351,111
CB Financial Services, Inc. 409 15,501
Centerspace REIT 1,591 89,398
Central Pacific Financial Corp. 2,142 81,824
CF Bankshares, Inc. 420 13,763
Chain Bridge Bancorp, Inc. Class A * 197 8,284
Chatham Lodging Trust REIT 3,889 51,451
Chemung Financial Corp. 333 24,835
Chicago Atlantic Real Estate Finance, Inc. REIT 1,349 14,461
Chimera Investment Corp. REIT 7,848 104,692
Chiron Real Estate, Inc. REIT 1,058 39,696
ChoiceOne Financial Services, Inc. 1,140 38,760
Citizens & Northern Corp. 1,378 32,121
Citizens Community Bancorp, Inc. 800 18,712
Citizens Financial Services, Inc. 355 25,716
Citizens, Inc. †* 7,440 42,706
City Holding Co. 429 56,903
Civista Bancshares, Inc. 1,918 54,126
Claros Mortgage Trust, Inc. REIT * 8,477 19,921
Cleanspark, Inc. * 22,694 330,198
CNB Financial Corp. 2,922 98,501
CNO Financial Group, Inc. 8,339 425,122
CoastalSouth Bancshares, Inc. 436 11,707
Cohen & Steers, Inc. 227 17,284
Colony Bankcorp, Inc. 2,243 45,062
Columbia Financial, Inc. * 2,521 53,496
Commercial Bancgroup, Inc. 610 19,697
Community Bancorp/VT 136 5,318
Community Financial System, Inc. 3,376 226,597
Community Healthcare Trust, Inc. REIT 2,452 44,823
Community Trust Bancorp, Inc. 1,510 109,264
Community West Bancshares 2,435 65,404
Compass Diversified Holdings * 3,966 42,278
Compass, Inc. Class A * 10,020 123,547
ConnectOne Bancorp, Inc. 3,721 124,430
Consumer Portfolio Services, Inc. * 890 8,540
COPT Defense Properties REIT 10,507 382,350
Core Scientific, Inc. * 3,829 97,984
CTO Realty Growth, Inc. REIT 2,981 64,121
Curbline Properties Corp. REIT 8,816 268,006
a Shares Value
Cushman & Wakefield Ltd. * 20,399 $ 273,143
Customers Bancorp, Inc. * 2,585 204,473
CVB Financial Corp. 14,767 332,996
DiamondRock Hospitality Co. REIT 7,449 90,729
DigitalBridge Group, Inc. 16,279 256,883
Dime Commercial Bancshares, Inc. 2,990 121,543
Diversified Healthcare Trust REIT 19,860 184,698
Donegal Group, Inc. Class A  2,030 38,286
Douglas Elliman, Inc. * 6,186 10,949
Douglas Emmett, Inc. REIT 12,368 145,942
Dynex Capital, Inc. REIT 18,835 246,927
Eagle Bancorp Montana, Inc. 669 16,009
Eagle Bancorp, Inc. 2,678 76,028
Eagle Financial Services, Inc. 351 14,552
Easterly Government Properties, Inc. REIT 4,521 112,709
Eastern Bankshares, Inc. 18,739 416,755
ECB Bancorp, Inc. * 447 8,976
Ellington Financial, Inc. REIT 10,847 147,628
Empire State Realty Trust, Inc. Class A REIT 13,582 73,479
Employers Holdings, Inc. 1,612 81,374
Enact Holdings, Inc. 2,941 134,433
Encore Capital Group, Inc. * 1,928 179,863
Enterprise Financial Services Corp. 3,568 235,060
Equity Bancshares, Inc. Class A  1,493 73,142
Essent Group Ltd. 8,371 538,088
Essential Properties Realty Trust, Inc. REIT 19,771 590,164
F&G Annuities & Life, Inc. 3,024 80,408
Farmers & Merchants Bancorp, Inc. 1,383 42,292
Farmers National Banc Corp. 6,309 92,111
Farmland Partners, Inc. REIT 3,903 37,781
FB Bancorp, Inc. * 1,388 20,903
FB Financial Corp. 4,308 238,448
Federal Agricultural Mortgage Corp. Class C  748 149,054
Fidelity D&D Bancorp, Inc. 405 20,825
Finance of America Cos., Inc. Class A * 317 8,724
Financial Institutions, Inc. 2,083 81,175
Finwise Bancorp * 335 4,857
First BanCorp 9,442 246,153
First Bancorp, Inc. 1,027 35,760
First Bancorp/Southern Pines NC 3,656 233,728
First Bank 1,802 31,949
First Busey Corp. 8,176 241,192
First Business Financial Services, Inc. 641 40,492
First Capital, Inc. 228 14,738
First Commonwealth Financial Corp. 9,198 186,995
First Community Bankshares, Inc. 1,497 66,497
First Community Corp. 491 16,046
First Financial Bancorp 9,232 312,319
First Financial Bankshares, Inc. 6,776 234,450
First Financial Corp. 1,082 83,790
First Internet Bancorp 522 14,512
First Interstate BancSystem, Inc. Class A  8,202 316,269
First Merchants Corp. 6,270 273,936
First Mid Bancshares, Inc. 2,449 117,772
First National Corp. 599 17,982
First Northern Community Bancorp * 939 16,846
First United Corp. 573 25,275
First Western Financial, Inc. * 525 16,858
Firstsun Capital Bancorp * 2,347 91,017
Five Star Bancorp 491 23,907
Flagstar Bank NA 28,250 422,055
Four Corners Property Trust, Inc. REIT 10,534 258,610
Franklin BSP Realty Trust, Inc. REIT 7,318 59,569
Franklin Financial Services Corp. 384 24,038

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
FrontView REIT, Inc. 1,828 $ 36,980
FRP Holdings, Inc. * 1,022 25,540
FS Bancorp, Inc. 566 24,564
Fulton Financial Corp. 16,467 398,337
FVCBankcorp, Inc. 1,306 22,855
GCM Grosvenor, Inc. Class A  588 7,232
Genworth Financial, Inc. * 31,292 296,335
German American Bancorp, Inc. 3,694 175,317
Getty Realty Corp. REIT 5,343 178,242
Glacier Bancorp, Inc. 9,828 506,928
Gladstone Commercial Corp. REIT 3,550 43,665
Gladstone Land Corp. REIT 3,750 31,987
Global Net Lease, Inc. REIT 17,468 156,164
Goosehead Insurance, Inc. Class A * 1,943 94,235
Great Southern Bancorp, Inc. 691 54,181
Greene County Bancorp, Inc. 269 9,036
Greenlight Capital Re Ltd. Class A * 2,512 40,644
HA Sustainable Infrastructure Capital, Inc. 11,713 457,393
Hamilton Insurance Group Ltd.
Class B (Bermuda)  4,387 148,895
Hancock Whitney Corp. 7,744 578,632
Hanmi Financial Corp. 2,334 75,622
Hanover Bancorp, Inc. 329 7,672
Happen, Inc. * 8,760 181,682
Hawthorn Bancshares, Inc. 493 19,375
HBT Financial, Inc. 1,447 46,290
HCI Group, Inc. 998 174,899
Heritage Financial Corp. 2,920 86,490
Heritage Insurance Holdings, Inc. * 2,221 57,924
Highwoods Properties, Inc. REIT 9,982 301,057
Hilltop Holdings, Inc. 4,238 164,350
Hingham Institution For Savings 139 42,694
Hippo Holdings, Inc. * 1,783 50,388
Home Bancorp, Inc. 685 46,936
Home BancShares, Inc. 17,741 506,506
HomeTrust Bancshares, Inc. 1,549 77,280
Hope Bancorp, Inc. 11,179 152,929
Horace Mann Educators Corp. 3,674 189,762
Horizon Bancorp, Inc. 5,821 116,304
Hudson Pacific Properties, Inc. REIT * 4,983 75,692
Hut 8 Corp. * 4,408 508,882
Hyperliquid Strategies, Inc. * 11,145 87,711
Independence Realty Trust, Inc. REIT 22,212 370,718
Independent Bank Corp. (IBCP US) 1,686 60,814
Independent Bank Corp. (INDB US) 4,118 344,759
Industrial Logistics Properties Trust REIT 4,989 44,252
Innovative Industrial Properties, Inc. REIT 2,653 164,433
Innventure, Inc. * 5,072 25,715
International Bancshares Corp. 4,762 361,674
InvenTrust Properties Corp. REIT 6,514 230,596
Invesco Mortgage Capital, Inc. REIT 7,893 62,355
Investar Holding Corp. 1,206 36,132
Investors Title Co. 110 30,105
Isabella Bank Corp. 355 14,022
Jackson Financial, Inc. Class A  4,679 479,083
James River Group Holdings, Inc. 4,118 18,119
JBG SMITH Properties REIT 5,199 76,269
Jefferson Capital, Inc. 828 16,121
John Marshall Bancorp, Inc. 1,187 25,877
Kearny Financial Corp. 5,993 56,694
Kemper Corp. 4,341 117,033
Kestrel Group Ltd. * (Bermuda)  58 522
Kingstone Cos., Inc. 699 13,302
Kite Realty Group Trust REIT 18,780 532,976
a Shares Value
KKR Real Estate Finance Trust, Inc. REIT 4,531 $ 30,992
Ladder Capital Corp. REIT 10,305 102,535
Lakeland Financial Corp. 946 58,387
Landmark Bancorp, Inc. 391 12,008
LCNB Corp. 1,071 18,839
LendingTree, Inc. * 662 29,320
Live Oak Bancshares, Inc. 2,138 87,316
loanDepot, Inc. Class A * 8,329 10,411
LTC Properties, Inc. REIT 4,578 176,024
Lument Finance Trust, Inc. REIT † 97 89
LXP Industrial Trust REIT 5,567 299,950
Macerich Co. REIT 24,632 620,480
MainStreet Bancshares, Inc. 545 13,456
MARA Holdings, Inc. †* 34,910 484,900
Marcus & Millichap, Inc. 2,396 74,683
Marex Group PLC (United Kingdom)  1,460 88,987
MBIA, Inc. * 4,185 27,286
McGrath RentCorp 1,885 228,142
Mechanics Bancorp Class A  4,107 65,301
Medallion Financial Corp. 1,456 14,866
Mercantile Bank Corp. 1,689 96,982
Merchants Bancorp 1,914 95,700
Mercury General Corp. 2,306 245,866
Meridian Corp. 593 11,878
Metrocity Bankshares, Inc. 824 29,573
Metropolitan Bank Holding Corp. 765 75,551
MFA Financial, Inc. REIT 9,108 88,257
Mid Penn Bancorp, Inc. 1,970 68,635
Midland States Bancorp, Inc. 1,692 52,689
Mobile Infrastructure Corp. * 80 110
Modiv Industrial, Inc. REIT 881 15,329
MVB Financial Corp. 968 28,082
National Bank Holdings Corp. Class A  3,770 167,501
National Bankshares, Inc. 496 18,020
National Health Investors, Inc. REIT 4,346 331,426
National Healthcare Properties, Inc. REIT * 2,925 42,851
Navient Corp. 6,268 53,341
NB Bancorp, Inc. 3,897 82,344
NBT Bancorp, Inc. 4,631 228,632
Nelnet, Inc. Class A  1,374 183,195
Neptune Insurance Holdings, Inc. Class A * 1,839 57,928
NET Lease Office Properties REIT 1,319 14,680
NETSTREIT Corp. REIT 6,674 141,022
New Era Energy & Digital, Inc. * 6,587 42,025
Newmark Group, Inc. Class A  13,537 204,544
NewtekOne, Inc. 2,592 38,388
NexPoint Diversified Real Estate Trust REIT 2,944 15,279
Nexpoint Real Estate Finance, Inc. REIT 677 10,493
NexPoint Residential Trust, Inc. REIT 2,296 64,104
NI Holdings, Inc. * 431 6,771
Nicolet Bankshares, Inc. 1,248 206,407
NMI Holdings, Inc. * 7,446 305,956
Northeast Bank 256 33,928
Northeast Community Bancorp, Inc. 1,048 29,072
Northfield Bancorp, Inc. 3,834 56,475
Northpointe Bancshares, Inc. 2,013 38,609
Northrim BanCorp, Inc. 1,595 44,245
Northwest Bancshares, Inc. 12,439 188,575
Norwood Financial Corp. 852 27,392
Oak Valley Bancorp 527 17,784
OceanFirst Financial Corp. 7,084 138,351
Octave Specialty Group, Inc. * 3,089 19,275
OFG Bancorp 3,653 179,253
Ohio Valley Banc Corp. 258 11,205

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Old National Bancorp 28,626 $ 741,413
Old Second Bancorp, Inc. 4,711 109,861
One Liberty Properties, Inc. REIT 1,652 40,342
Onity Group, Inc. * 545 21,664
OP Bancorp 893 13,386
Oportun Financial Corp. * 3,863 22,058
Orange County Bancorp, Inc. 739 27,180
Orchid Island Capital, Inc. REIT 16,828 117,291
Origin Bancorp, Inc. 2,647 135,394
Orion Properties, Inc. REIT 3,262 9,427
Orrstown Financial Services, Inc. 1,871 76,393
Pagseguro Digital Ltd. Class A (Brazil)  15,021 135,940
Park Hotels & Resorts, Inc. REIT 16,559 235,966
Park National Corp. 1,516 277,413
Parke Bancorp, Inc. 872 28,916
Pathward Financial, Inc. 257 22,374
PCB Bancorp 786 22,299
Peapack-Gladstone Financial Corp. 884 41,840
Pebblebrook Hotel Trust REIT 9,243 179,407
Pelagos Insurance Capital Ltd. (United
Kingdom)  2,736 66,622
PennyMac Financial Services, Inc. 2,725 237,348
PennyMac Mortgage Investment Trust REIT 7,374 83,179
Peoples Bancorp of North Carolina, Inc. 335 14,435
Peoples Bancorp, Inc. 3,737 143,538
Peoples Financial Services Corp. 756 50,176
Phillips Edison & Co., Inc. REIT 11,359 472,762
Piedmont Realty Trust, Inc. REIT * 11,231 102,764
Pioneer Bancorp, Inc. * 936 15,978
PJT Partners, Inc. Class A  1,039 156,827
Plumas Bancorp 553 32,317
Ponce Financial Group, Inc. * 1,643 32,761
Postal Realty Trust, Inc. Class A REIT 2,167 53,395
PRA Group, Inc. * 3,508 66,617
Preferred Bank 577 61,312
Primis Financial Corp. 1,881 30,792
Princeton Bancorp, Inc. 327 12,410
Provident Financial Services, Inc. 10,541 249,189
QCR Holdings, Inc. 1,540 149,919
Radian Group, Inc. 12,491 470,536
RBB Bancorp 1,782 48,854
RE/MAX Holdings, Inc. Class A * 1,611 15,884
Ready Capital Corp. REIT 12,748 22,309
Red River Bancshares, Inc. 466 42,536
Redwood Trust, Inc. REIT 10,971 52,003
Regional Management Corp. 655 26,986
Renasant Corp. 7,787 331,259
Republic Bancorp, Inc. Class A  768 69,450
Rhinebeck Bancorp, Inc. * 341 5,903
Richmond Mutual BanCorp, Inc. 533 8,464
Riot Platforms, Inc. * 11,016 301,618
RLJ Lodging Trust REIT 11,194 132,649
RMR Group, Inc. Class A  1,540 31,616
Roadzen, Inc. * 2,646 3,863
S&T Bancorp, Inc. 3,074 150,872
Sabra Health Care REIT, Inc. 22,942 447,598
Safehold, Inc. REIT 5,392 84,654
Safety Insurance Group, Inc. 1,581 118,354
Seacoast Banking Corp. of Florida 7,780 258,685
Seaport Entertainment Group, Inc. * 640 17,024
Security National Financial Corp. Class A * 1,283 12,432
Selective Insurance Group, Inc. 5,502 533,749
Service Properties Trust REIT 51,874 87,667
ServisFirst Bancshares, Inc. 268 23,249
a Shares Value
Seven Hills Realty Trust REIT 2,378 $ 20,047
Shore Bancshares, Inc. 2,760 63,342
Sierra Bancorp 1,084 44,184
Sila Realty Trust, Inc. REIT 4,502 136,681
Silvercrest Asset Management Group, Inc.
Class A  759 7,673
Simmons First National Corp. Class A  11,846 268,312
SiriusPoint Ltd. * 7,039 168,936
SITE Centers Corp. REIT 3,603 14,304
Skyward Specialty Insurance Group, Inc. * 1,305 76,147
SL Green Realty Corp. REIT 6,509 336,971
Slide Insurance Holdings, Inc. * 6,032 116,840
SmartFinancial, Inc. 1,210 56,773
Smartstop Self Storage REIT, Inc. 4,931 160,257
South Plains Financial, Inc. 1,330 57,303
Southern First Bancshares, Inc. * 864 52,790
Southern Missouri Bancorp, Inc. 878 66,912
Southside Bancshares, Inc. 2,484 87,412
SR Bancorp, Inc. 419 8,246
StepStone Group, Inc. Class A  3,966 164,034
Sterling Bancorp, Inc. * ± Ω 6,393 –
Stewart Information Services Corp. 2,906 191,854
Stock Yards Bancorp, Inc. 1,922 146,975
Strive, Inc. Class A * 5,972 65,155
Summit Hotel Properties, Inc. REIT 8,552 59,950
Sunstone Hotel Investors, Inc. REIT 8,194 93,821
Tanger, Inc. REIT 813 32,089
Terreno Realty Corp. REIT 9,622 623,217
Texas Capital Bancshares, Inc. 3,618 373,595
Third Coast Bancshares, Inc. * 1,421 57,408
Timberland Bancorp, Inc. 601 26,931
Tiptree, Inc. 2,221 39,800
Tompkins Financial Corp. 1,218 115,125
Towne Bank 8,591 311,338
TPG Mortgage Investment Trust, Inc. REIT 2,870 22,730
TPG RE Finance Trust, Inc. REIT 6,548 54,807
Transcontinental Realty Investors, Inc. REIT * 85 3,909
TriCo Bancshares 3,142 169,197
Triumph Financial, Inc. * 1,056 80,583
TrustCo Bank Corp. 1,480 81,267
Trustmark Corp. 5,033 231,568
Two Harbors Investment Corp. REIT 9,575 118,826
UMB Financial Corp. 6,239 890,680
UMH Properties, Inc. REIT 6,167 93,368
United Bankshares, Inc. 12,017 550,739
United Community Banks, Inc. 9,227 323,775
United Fire Group, Inc. 2,017 105,771
Unity Bancorp, Inc. 349 20,483
Universal Health Realty Income Trust REIT 108 4,737
Universal Insurance Holdings, Inc. 2,315 95,748
Univest Financial Corp. 2,767 121,056
Urban Edge Properties REIT 11,617 265,797
Valley National Bancorp 33,994 498,012
Velocity Financial, Inc. * 1,011 18,663
Victory Capital Holdings, Inc. Class A  2,674 224,776
Virginia National Bankshares Corp. 431 19,128
Virtus Investment Partners, Inc. 711 102,029
WaFd, Inc. 6,354 243,803
Walker & Dunlop, Inc. 3,169 173,344
Washington Trust Bancorp, Inc. 1,857 67,743
Waterstone Financial, Inc. 1,343 27,840
Wealthfront Corp. * 1,268 11,336
Webull Corp. * (Cayman)  3,671 23,935
WesBanco, Inc. 7,732 301,780

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
West BanCorp, Inc. 1,130 $ 29,979
Westamerica BanCorp 1,884 110,534
Western New England Bancorp, Inc. 1,683 24,067
Westwood Holdings Group, Inc. 635 12,167
Whitestone REIT 4,316 81,831
World Acceptance Corp. * 218 48,795
WSFS Financial Corp. 4,523 347,050
Xenia Hotels & Resorts, Inc. REIT 7,288 148,384
54,359,412
Industrial - 9.7%
spacing
908 Devices, Inc. * 2,289 19,914
Aebi Schmidt Holding AG (Switzerland)  3,100 38,905
AerSale Corp. * 2,514 15,889
Aevex Corp. Class A * 227 4,742
AirJoule Technologies Corp. * 2,385 13,213
AIRO Group Holdings, Inc. * 1,555 11,491
Alamo Group, Inc. 959 157,746
Albany International Corp. Class A  1,793 133,579
Apogee Enterprises, Inc. 1,912 87,455
ArcBest Corp. 811 116,411
Archer Aviation, Inc. Class A * 47,076 222,670
Ardagh Metal Packaging SA 8,424 39,930
Ardmore Shipping Corp. (Ireland)  3,133 43,893
Aspen Aerogels, Inc. * 5,597 35,485
Astec Industries, Inc. 1,967 120,361
Astronics Corp. Class B * 43 3,268
Atkore, Inc. 3,079 234,127
Atmus Filtration Technologies, Inc. 617 31,461
Avient Corp. 8,516 314,751
Babcock & Wilcox Enterprises, Inc. * 11,177 157,596
Benchmark Electronics, Inc. 1,802 177,803
Beta Technologies, Inc. Class A * 2,095 35,091
Boise Cascade Co. 3,312 257,111
Clearwater Paper Corp. * 1,457 22,846
Columbus McKinnon Corp. 2,803 42,409
Concrete Pumping Holdings, Inc. * 1,764 21,256
Core Molding Technologies, Inc. * 724 17,086
Costamare Bulkers Holdings Ltd. * (Monaco)  634 11,133
Costamare, Inc. (Monaco)  3,990 55,940
Covenant Logistics Group, Inc. 568 25,094
CryoPort, Inc. * 4,361 68,468
CTS Corp. 878 57,237
DHT Holdings, Inc. 3,256 53,822
Dorian LPG Ltd. 2,248 78,185
Ducommun, Inc. * 219 40,561
Eastman Kodak Co. * 6,076 56,203
Energizer Holdings, Inc. 1,210 25,942
Energy Recovery, Inc. * 541 4,880
EnerSys 297 69,445
Enpro, Inc. 182 68,601
Enviri Corp. * 2,151 47,214
FLEX LNG Ltd. †* (Norway)  2,317 65,015
Fluor Corp. * 9,045 473,868
GATX Corp. 2,962 524,837
Genco Shipping & Trading Ltd. 2,853 70,697
Gencor Industries, Inc. * 724 10,802
Gibraltar Industries, Inc. * 2,753 124,160
GrafTech International Ltd. * 580 3,428
Granite Construction, Inc. 439 69,397
Greenbrier Cos., Inc. 2,856 139,973
Greif, Inc. Class A  2,192 163,282
Greif, Inc. Class B  407 38,071
Griffon Corp. 831 81,047
a Shares Value
Heartland Express, Inc. 3,848 $ 58,567
Helios Technologies, Inc. 2,705 241,421
Hillman Solutions Corp. * 17,557 148,181
Hub Group, Inc. Class A  5,407 236,773
Hyster-Yale, Inc. 1,117 39,162
Insteel Industries, Inc. 1,606 48,501
International Seaways, Inc. 3,709 284,072
Itron, Inc. * 3,975 343,957
Janus International Group, Inc. * 11,599 64,374
JBT Marel Corp. 4,693 680,485
Kennametal, Inc. 3,845 134,767
Kimball Electronics, Inc. * 2,035 52,096
Knowles Corp. * 1,026 42,559
Kopin Corp. * 6,354 28,466
L.B. Foster Co. Class A * 827 37,356
Latham Group, Inc. * 3,978 25,738
Lightbridge Corp. * 2,453 21,562
Lindsay Corp. 859 106,344
LSB Industries, Inc. * 5,362 57,963
LSI Industries, Inc. 498 13,237
Luxfer Holdings PLC (United Kingdom)  2,169 39,129
Manitowoc Co., Inc. * 2,933 40,739
Marten Transport Ltd. 4,990 86,577
Masterbrand, Inc. * 18,217 187,453
Matson, Inc. 2,701 519,213
Mayville Engineering Co., Inc. * 1,368 51,245
Metallus, Inc. * 3,083 57,621
Mirion Technologies, Inc. * 2,824 50,634
Mistras Group, Inc. * 804 14,046
Myers Industries, Inc. 2,688 94,913
NANO Nuclear Energy, Inc. †* 3,948 83,461
National Presto Industries, Inc. 378 47,246
Navigator Holdings Ltd. 3,075 57,287
NLI Holdings, Inc. 588 3,499
Nordic American Tankers Ltd. 17,438 96,607
NWPX Infrastructure, Inc. * 171 25,640
O-I Glass, Inc. * 13,859 133,462
Onterris, Inc. * 3,084 62,328
Outdoor Holding Co. * 6,812 15,531
Palladyne AI Corp. †* 2,717 16,519
PAMT Corp. * 440 6,164
Pangaea Logistics Solutions Ltd. 2,724 17,706
Park-Ohio Holdings Corp. 826 31,760
Perma-Fix Environmental Services, Inc. * 1,285 18,363
Power Solutions International, Inc. * 53 2,061
Proficient Auto Logistics, Inc. * 2,189 14,907
Proto Labs, Inc. * 2,134 173,942
Pure Cycle Corp. * 1,666 17,843
Radiant Logistics, Inc. * 2,919 27,614
Ranpak Holdings Corp. * 4,384 32,047
Redwire Corp. * 7,299 89,267
Richtech Robotics, Inc. Class B * 16,403 34,610
RXO, Inc. * 14,174 391,061
Ryerson Holding Corp. 4,066 100,064
Safe Bulkers, Inc. (Monaco)  4,439 28,010
Scorpio Tankers, Inc. (Monaco)  4,140 286,736
SFL Corp. Ltd. (Norway)  2,799 28,550
SmartRent, Inc. * 11,505 13,691
Smith & Wesson Brands, Inc. 3,997 60,115
Southland Holdings, Inc. * 20 13
Stoneridge, Inc. * 2,172 15,899
Sturm Ruger & Co., Inc. 1,262 47,767
Tecnoglass, Inc. 314 14,698
Teekay Corp. Ltd. (Bermuda)  4,634 46,340

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Teekay Tankers Ltd. Class A (Canada)  2,144 $ 139,081
Tennant Co. 1,595 139,626
Terex Corp. 10,193 737,871
Tredegar Corp. * 2,062 16,414
TriMas Corp. 2,654 119,510
Trinity Industries, Inc. 3,597 124,384
Turtle Beach Corp. * 1,707 21,252
Twin Disc, Inc. 529 12,273
UFP Industries, Inc. 5,191 471,031
Universal Logistics Holdings, Inc. 510 7,548
Virgin Galactic Holdings, Inc. †* 8,365 24,175
Vishay Intertechnology, Inc. 10,998 591,472
Werner Enterprises, Inc. 4,591 200,214
Willis Lease Finance Corp. 165 37,752
World Kinect Corp. 3,953 130,212
Worthington Enterprises, Inc. 1,873 100,693
Worthington Steel, Inc. 2,985 100,236
13,625,494
Technology - 4.3%
spacing
3D Systems Corp. * 11,881 35,881
8x8, Inc. * 10,969 18,757
ACV Auctions, Inc. Class A * 5,587 40,171
Adeia, Inc. 989 32,568
Alpha & Omega Semiconductor Ltd. * 2,250 106,493
Arteris, Inc. * 371 18,027
Asure Software, Inc. * 2,043 16,221
BigBear.ai Holdings, Inc. †* 33,287 122,163
Blend Labs, Inc. Class A * 2,440 4,172
Box, Inc. Class A * 2,801 74,339
C3.ai, Inc. Class A * 12,516 113,770
Cerence, Inc. * 2,526 28,594
CEVA, Inc. * 222 10,470
Claritev Corp. * 529 18,044
Cohu, Inc. * 1,632 120,621
Concentrix Corp. 3,861 86,506
Conduent, Inc. * 13,095 19,119
Consensus Cloud Solutions, Inc. * 809 30,863
Corsair Gaming, Inc. * 4,693 45,381
Crane NXT Co. 4,432 226,741
Cricut, Inc. Class A  5,682 24,944
CS Disco, Inc. * 599 2,264
Daily Journal Corp. * 70 42,083
Digi International, Inc. * 617 46,244
Digital Turbine, Inc. * 8,730 112,617
Diodes, Inc. * 885 96,854
Domo, Inc. Class B * 2,533 7,928
Donnelley Financial Solutions, Inc. * 641 26,890
DoubleVerify Holdings, Inc. * 2,224 24,108
DXC Technology Co. * 15,678 138,750
eGain Corp. * 449 2,829
Everforth, Inc. * 3,827 68,389
Evolent Health, Inc. Class A * 6,251 33,880
Five9, Inc. * 6,887 146,831
Forward Industries, Inc. * 5,154 21,750
Freshworks, Inc. Class A * 12,491 126,409
Gemini Space Station, Inc. Class A * 3,654 15,566
Genius Sports Ltd. * (United Kingdom)  16,548 100,281
Globant SA * 4,010 116,049
Grid Dynamics Holdings, Inc. * 5,827 33,097
GSI Technology, Inc. * 744 5,751
I3 Verticals, Inc. Class A * 2,039 43,553
IBEX Holdings Ltd. * 229 6,955
Ibotta, Inc. Class A * 314 10,726
a Shares Value
Immersion Corp. 2,121 $ 14,359
Infleqtion, Inc. * 4,902 65,295
Insight Enterprises, Inc. * 2,568 312,782
Maximus, Inc. 4,214 226,545
Mitek Systems, Inc. * 715 14,393
N-able, Inc. * 6,403 23,499
nCino, Inc. * 802 13,113
NCR Voyix Corp. * 13,745 112,297
NetScout Systems, Inc. * 6,410 279,156
OneSpan, Inc. 3,206 46,006
PagerDuty, Inc. * 3,720 35,898
PAR Technology Corp. * 3,727 64,924
Photronics, Inc. * 3,480 113,204
Phreesia, Inc. * 1,103 11,350
Pitney Bowes, Inc. 6,684 117,104
Playtika Holding Corp. 3,128 11,636
Porch Group, Inc. * 7,689 115,643
Progress Software Corp. * 2,342 78,644
PubMatic, Inc. Class A * 3,618 47,468
Quantum Computing, Inc. †* 15,774 153,008
QuickLogic Corp. * 366 7,309
Rackspace Technology, Inc. * 6,093 39,787
Rapid7, Inc. * 5,480 44,388
Richardson Electronics Ltd. 950 18,060
Rigetti Computing, Inc. * 1,849 35,723
Rimini Street, Inc. * 3,226 13,743
SHARPLINK, Inc. * 17,155 82,344
Simulations Plus, Inc. * 451 8,258
Skillsoft Corp. * 16 83
Sprout Social, Inc. Class A * 1,815 13,703
SPS Commerce, Inc. * 1,387 79,295
Synaptics, Inc. * 3,196 397,039
Teads Holding Co. * 870 667
Teradata Corp. * 2,561 88,739
TruBridge, Inc. * 1,030 26,996
Unisys Corp. * 5,415 19,819
V2X, Inc. * 2,349 175,141
Veritone, Inc. * 3,798 5,203
Via Transportation, Inc. Class A * 3,564 64,651
Vishay Precision Group, Inc. * 507 76,004
Waystar Holding Corp. * 9,986 205,013
Whitefiber, Inc. †* 1,010 39,239
Wolfspeed, Inc. †* 2,609 125,884
Xerox Holdings Corp. † 12,298 38,493
Yext, Inc. * 5,306 24,779
ZoomInfo Technologies, Inc. * 22,315 65,383
5,975,716
Utilities - 5.2%
spacing
Ameresco, Inc. Class A * 2,968 81,917
American States Water Co. 1,075 88,827
Avista Corp. 7,525 307,848
Black Hills Corp. 6,936 516,038
Brookfield Infrastructure Corp.
Class A (Canada)  11,382 438,207
California Water Service Group 5,391 262,272
Chesapeake Utilities Corp. 2,046 250,594
Consolidated Water Co. Ltd. 708 20,886
Genie Energy Ltd. Class B  1,504 21,733
H2O America 3,191 193,917
Hawaiian Electric Industries, Inc. * 14,932 202,030
MGE Energy, Inc. 3,156 257,340
Middlesex Water Co. 1,577 88,564
Net Power, Inc. * 2,111 3,525

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, investments with a total aggregate value of $1,788 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
New Jersey Resources Corp. 9,092 $ 509,516
Northwest Natural Holding Co. 3,935 193,051
Northwestern Energy Group, Inc. 5,580 399,640
ONE Gas, Inc. 5,821 448,625
Ormat Technologies, Inc. 5,144 560,182
Otter Tail Corp. 3,440 309,531
Portland General Electric Co. 10,509 544,681
RGC Resources, Inc. 579 13,838
Southwest Gas Holdings, Inc. 6,585 583,958
Spire, Inc. 5,444 425,122
TXNM Energy, Inc. 9,426 535,208
Unitil Corp. 1,674 88,203
York Water Co. 1,260 38,619
7,383,872
Total Common Stocks
    (Cost $124,512,591) 138,850,843
EXCHANGE-TRADED FUNDS - 0.8%
iShares Russell 2000 Value † 4,845 1,071,714
a
Total Exchange-Traded Funds
    (Cost $1,033,248) 1,071,714
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.2%
    (Cost $125,546,916) 139,924,923
SECURITIES LENDING COLLATERAL - 1.6%
Mutual Funds - 0.6%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500% 852,200 852,200
Principal
Amount
Repurchase Agreements - 1.0%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$1,054,444; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $1,075,534) $ 1,054,337 1,054,337
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$489,191; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $499,620) 488,482 488,482
1,542,819
Total Securities Lending Collateral
(Cost $2,395,019) 2,395,019
a
Value
TOTAL INVESTMENTS - 100.8%
(Cost $127,941,935) $ 142,319,942
DERIVATIVES - 0.0% 12,430
OTHER ASSETS & LIABILITIES, NET -  (0.8%) (1,173,877)
NET ASSETS - 100.0% $ 141,158,495
Financial 38 .5%
Consumer, Non-Cyclical 15 .8%
Consumer, Cyclical 11 .6%
Industrial 9 .7%
Energy 6 .1%
Utilities 5 .2%
Technology 4 .3%
Communications 3 .9%
Basic Materials 3 .3%
Others (each less than 3.0%) 2 .4%
100 .8%
Derivatives 0 .0%
Other Assets & Liabilities, Net ( 0 .8% )
100 .0%

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(c) As of June 30, 2026, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 09/26 107 $ 1,616,966 $ 1,629,396 $ 12,430
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 2,366 $ – $ 578 $ 1,788
Common Stocks
Basic Materials 4,656,502 4,656,498 4 –
Communications 5,549,873 5,549,873 – –
Consumer, Cyclical 16,391,774 16,391,774 – –
Consumer, Non-Cyclical 22,329,560 22,329,560 – –
Energy 8,578,640 8,578,640 – –
Financial 54,359,412 54,359,412 – –
Industrial 13,625,494 13,625,494 – –
Technology 5,975,716 5,975,716 – –
Utilities 7,383,872 7,383,872 – –
Total Common Stocks 138,850,843 138,850,839 4 –
Exchange-Traded Funds 1,071,714 1,071,714 – –
Securities Lending Collateral 2,395,019 852,200 1,542,819 –
Derivatives:
Equity Contracts
Futures 12,430 12,430 – –
Total $ 142,332,372 $ 140,787,183 $ 1,543,401 $ 1,788

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
WARRANTS - 0.0%
Malaysia - 0.0%
YTL Corp. Bhd. Exercise @ $0.58
Exp 06/02/28 * 2,500 $ 382
YTL Power International Bhd. Exercise @
$0.35 Exp 06/02/28 * 1,860 808
1,190
Total Warrants
    (Cost $0) 1,190
PREFERRED STOCKS - 2.1%
Brazil - 1.0%
spacing
Axia Energia SA * 4 42
Axia Energia SA Class C * 4,584 47,068
Banco Bradesco SA 76,090 266,786
Cia Energetica de Minas Gerais 21,958 46,236
Gerdau SA 17,622 70,935
Itau Unibanco Holding SA 72,692 593,950
Itausa SA 79,682 206,525
Petroleo Brasileiro SA - Petrobras 58,600 429,088
1,660,630
Chile - 0.1%
spacing
Sociedad Quimica y Minera de Chile SA
Class B  1,959 145,443
Colombia - 0.1%
spacing
Grupo Cibest SA 6,154 121,704
India - 0.0%
spacing
TVS Motor Co. Ltd. * 7,012 767
Russia - 0.0%
spacing
Surgutneftegas PAO * ± Ω 44,600 –
South Korea - 0.9%
spacing
Hyundai Motor Co. 787 111,328
Samsung Electronics Co. Ltd. 10,748 1,515,708
1,627,036
Total Preferred Stocks
    (Cost $2,258,280) 3,555,580
COMMON STOCKS - 96.8%
Australia - 0.3%
spacing
Anglogold Ashanti PLC 6,867 553,537
Brazil - 2.7%
spacing
Ambev SA 58,700 185,232
Axia Energia SA 17,760 187,085
B3 SA - Brasil Bolsa Balcao 69,300 195,054
Banco Bradesco SA 16,900 51,627
Banco BTG Pactual SA 16,400 171,837
Banco do Brasil SA 23,400 90,249
BB Seguridade Participacoes SA 8,600 65,254
Caixa Seguridade Participacoes SA 7,800 29,781
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP 32,353 185,756
Cia Paranaense de Energia - Copel 27,800 80,886
a Shares Value
CPFL Energia SA 2,900 $ 25,156
Embraer SA 8,900 141,113
Energisa SA 3,890 36,170
Eneva SA * 12,500 64,700
Engie Brasil Energia SA 3,500 23,614
Equatorial SA 14,971 112,929
Itau Unibanco Holding SA 7,500 64,317
Klabin SA 9,675 31,374
Localiza Rent a Car SA 11,831 95,202
MBRF Global Foods Co. SA 8,199 28,636
Motiva Infraestrutura de Mobilidade SA 13,000 36,817
NU Holdings Ltd. Class A * 49,611 662,803
Petroleo Brasileiro SA - Petrobras 51,100 413,567
Porto Seguro SA 2,400 24,603
PRIO SA * 11,400 115,164
Raia Drogasil SA 18,386 59,870
Rede D'Or Sao Luiz SA ~ 8,840 59,438
Rumo SA 16,500 42,926
StoneCo Ltd. Class A  2,835 30,731
Suzano SA 7,900 60,830
Telefonica Brasil SA 9,060 59,583
TIM SA 10,900 46,178
Ultrapar Participacoes SA 9,400 47,452
Vale SA 48,253 727,959
Vibra Energia SA 14,810 85,751
WEG SA 20,000 181,741
XP, Inc. Class A  5,600 91,056
4,612,441
Chile - 0.3%
spacing
Banco de Chile 618,358 121,061
Banco de Credito e Inversiones SA 999 65,630
Banco Santander Chile 877,469 71,856
Cencosud SA 17,650 40,776
Empresas Copec SA 5,165 32,218
Enel Chile SA 350,150 30,763
Falabella SA 9,056 56,538
Latam Airlines Group SA 4,678,452 136,046
Plaza SA 9,962 41,060
595,948
China - 18.4%
spacing
360 Security Technology, Inc. Class A  5,500 7,069
37 Interactive Entertainment Network
Technology Group Co. Ltd. Class A  1,800 5,036
3SBio, Inc. ~ 26,500 57,390
AAC Technologies Holdings, Inc. 10,000 54,800
Accelink Technologies Co. Ltd. Class A * 700 26,867
ACM Research Shanghai, Inc. Class A  171 10,982
Advanced Fiber Resources Zhuhai Ltd.
Class A  200 11,357
Advanced Micro-Fabrication Equipment, Inc.
China Class A  819 56,998
AECC Aviation Power Co. Ltd. Class A  2,100 11,912
Agricultural Bank of China Ltd. Class A  79,500 71,072
Agricultural Bank of China Ltd. Class H  359,000 244,874
Aier Eye Hospital Group Co. Ltd. Class A  7,436 9,071
Air China Ltd. Class A * 10,000 8,937
Airtac International Group 2,232 94,611
Akeso, Inc. * ~ 9,000 101,338
Alibaba Group Holding Ltd. 227,620 2,728,811
Alibaba Health Information Technology Ltd. * 72,000 28,420
Aluminum Corp. of China Ltd. Class A  6,900 8,437
Aluminum Corp. of China Ltd. Class H  58,000 55,704

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Amlogic Shanghai Co. Ltd. Class A  409 $ 6,232
Angel Yeast Co. Ltd. Class A  700 3,742
Anhui Conch Cement Co. Ltd. Class A  1,900 4,756
Anhui Conch Cement Co. Ltd. Class H  17,500 37,493
Anhui Gujing Distillery Co. Ltd. Class B  700 4,631
Anhui Jianghuai Automobile Group Corp. Ltd.
Class A * 1,700 6,497
Anji Microelectronics Technology Shanghai Co.
Ltd. Class A  260 13,112
Anker Innovations Technology Co. Ltd. Class A  390 6,028
ANTA Sports Products Ltd. 17,400 158,335
APT Medical, Inc. Class A  97 2,600
Avary Holding Shenzhen Co. Ltd. Class A  1,500 23,497
BAIC BluePark New Energy Technology Co.
Ltd. Class A * 3,800 2,733
Baidu, Inc. Class A * 28,484 406,639
Baiyin Nonferrous Group Co. Ltd. Class A  5,200 3,924
Bank of Beijing Co. Ltd. Class A  13,500 9,753
Bank of Changsha Co. Ltd. Class A  3,900 5,009
Bank of Chengdu Co. Ltd. Class A  3,200 8,347
Bank of China Ltd. Class A  52,400 44,173
Bank of China Ltd. Class H  891,000 568,211
Bank of Communications Co. Ltd. Class A  29,400 27,862
Bank of Communications Co. Ltd. Class H  124,000 106,706
Bank of Hangzhou Co. Ltd. Class A  5,600 11,926
Bank of Jiangsu Co. Ltd. Class A  13,980 22,210
Bank of Nanjing Co. Ltd. Class A  10,000 14,575
Bank of Ningbo Co. Ltd. Class A  5,310 23,242
Bank of Shanghai Co. Ltd. Class A  11,700 14,967
Bank of Suzhou Co. Ltd. Class A  2,400 2,463
Baoshan Iron & Steel Co. Ltd. Class A  14,500 11,625
Beijing Compass Technology Development Co.
Ltd. Class A  500 6,783
Beijing Enlight Media Co. Ltd. Class A  2,100 3,439
Beijing Enterprises Holdings Ltd. 6,000 20,591
Beijing Kingsoft Office Software, Inc. Class A  364 11,506
Beijing New Building Materials PLC Class A  1,300 3,473
Beijing-Shanghai High Speed Railway Co. Ltd.
Class A  35,900 23,988
Beijing Tong Ren Tang Co. Ltd. Class A  700 2,386
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd. Class A * 792 3,152
Bilibili, Inc. Class Z * 3,282 55,851
Biwin Storage Technology Co. Ltd. Class A  379 28,095
Bluefocus Intelligent Communications Group
Co. Ltd. Class A  3,000 6,141
BOC Aviation Ltd. ~ 2,500 25,994
BOC International China Co. Ltd. Class A  2,400 4,490
BOE Technology Group Co. Ltd. Class A  27,600 35,496
Bosideng International Holdings Ltd. 58,000 31,740
BYD Co. Ltd. Class A  4,200 49,448
BYD Co. Ltd. Class H  50,600 468,855
BYD Electronic International Co. Ltd. 10,500 28,219
C&D International Investment Group Ltd. 11,857 20,410
Caitong Securities Co. Ltd. Class A  3,350 4,283
Cambricon Technologies Corp. Ltd. Class A  497 117,680
Canmax Technologies Co. Ltd. Class A * 700 9,688
CCOOP Group Co. Ltd. Class A * 15,600 3,067
CGN Power Co. Ltd. Class A  5,700 3,288
CGN Power Co. Ltd. Class H ~ 129,000 44,109
Changchun High-Tech Industry Group Co. Ltd.
Class A  200 1,968
Changjiang Securities Co. Ltd. Class A  4,200 6,057
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd. Class A  275 3,686
a Shares Value
Chaozhou Three-Circle Group Co. Ltd. Class A  1,500 $ 37,492
Chengtun Mining Group Co. Ltd. Class A  2,600 4,243
Chifeng Jilong Gold Mining Group Ltd. Class A  1,200 4,721
China CITIC Bank Corp. Ltd. Class A  10,600 10,826
China CITIC Bank Corp. Ltd. Class H  103,000 87,437
China Coal Energy Co. Ltd. Class H  24,000 30,144
China Construction Bank Corp. Class A  12,400 17,593
China Construction Bank Corp. Class H  1,152,000 1,188,232
China CSSC Holdings Ltd. Class A * 5,900 29,453
China Eastern Airlines Corp. Ltd. Class A * 13,400 7,556
China Energy Engineering Corp. Ltd. Class A  28,100 11,085
China Everbright Bank Co. Ltd. Class A  13,600 5,798
China Everbright Bank Co. Ltd. Class H  37,000 13,844
China Feihe Ltd. ~ 43,000 15,389
China Galaxy Securities Co. Ltd. Class A  11,700 21,736
China Galaxy Securities Co. Ltd. Class H  33,500 31,582
China Gas Holdings Ltd. 35,400 23,407
China Gold International Resources Corp. Ltd. 3,300 52,176
China Great Wall Securities Co. Ltd. Class A  3,200 3,945
China Greatwall Technology Group Co. Ltd.
Class A * 2,400 6,793
China Hongqiao Group Ltd. 44,500 114,754
China International Capital Corp. Ltd. Class A  2,300 12,283
China International Capital Corp. Ltd.
Class H ~ 26,800 72,116
China Jushi Co. Ltd. Class A  3,301 35,727
China Life Insurance Co. Ltd. Class A  5,600 29,244
China Life Insurance Co. Ltd. Class H  97,000 332,003
China Longyuan Power Group Corp. Ltd.
Class H  34,000 21,711
China Mengniu Dairy Co. Ltd. 39,000 80,116
China Merchants Bank Co. Ltd. Class A  20,200 105,763
China Merchants Bank Co. Ltd. Class H  49,500 284,217
China Merchants Energy Shipping Co. Ltd.
Class A  6,400 16,641
China Merchants Expressway Network &
Technology Holdings Co. Ltd. Class A  4,000 5,404
China Merchants Port Holdings Co. Ltd. 16,797 26,481
China Merchants Securities Co. Ltd. Class A  5,300 16,526
China Merchants Shekou Industrial Zone
Holdings Co. Ltd. Class A  6,800 6,462
China Minsheng Banking Corp. Ltd. Class A  44,100 20,944
China Minsheng Banking Corp. Ltd. Class H  76,000 30,462
China National Building Material Co. Ltd.
Class H  48,000 32,837
China National Chemical Engineering Co. Ltd.
Class A  3,500 3,797
China National Nuclear Power Co. Ltd. Class A  16,500 21,972
China National Software & Service Co. Ltd.
Class A * 670 2,784
China Nonferrous Mining Corp. Ltd. 18,000 26,149
China Northern Rare Earth Group High-Tech
Co. Ltd. Class A  2,800 19,940
China Oilfield Services Ltd. Class H  22,000 17,489
China Overseas Land & Investment Ltd. 53,500 82,571
China Pacific Insurance Group Co. Ltd.
Class A  6,700 28,255
China Pacific Insurance Group Co. Ltd.
Class H  35,200 121,056
China Petroleum & Chemical Corp. Class A  53,100 34,831
China Petroleum & Chemical Corp. Class H  272,000 138,935
China Power International Development Ltd. 48,108 16,834
China Railway Group Ltd. Class A  19,900 12,262
China Railway Group Ltd. Class H  47,000 19,902

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
China Rare Earth Resources & Technology Co.
Ltd. Class A * 900 $ 7,389
China Resources Beer Holdings Co. Ltd. 23,500 64,007
China Resources Gas Group Ltd. 11,100 20,754
China Resources Land Ltd. 39,500 151,751
China Resources Microelectronics Ltd. Class A  1,208 17,490
China Resources Mixc Lifestyle Services Ltd. ~ 8,800 41,267
China Resources Power Holdings Co. Ltd. 30,000 64,844
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd. Class A  864 2,867
China Ruyi Holdings Ltd. * 144,000 27,408
China Shenhua Energy Co. Ltd. Class A  4,600 26,444
China Shenhua Energy Co. Ltd. Class H  46,000 235,627
China Southern Airlines Co. Ltd. Class A * 8,900 6,811
China State Construction Engineering Corp.
Ltd. Class A  28,800 18,441
China Taiping Insurance Holdings Co. Ltd. 18,400 42,526
China Three Gorges Renewables Group Co.
Ltd. Class A  22,900 12,528
China Tourism Group Duty Free Corp. Ltd.
Class A  1,444 11,444
China Tower Corp. Ltd. Class H ~ 65,000 73,147
China Tungsten & Hightech Materials Co. Ltd.
Class A * 1,800 25,543
China United Network Communications Ltd.
Class A  22,300 13,181
China Vanke Co. Ltd. Class A * 6,700 2,931
China XD Electric Co. Ltd. Class A  4,100 9,054
China Yangtze Power Co. Ltd. Class A  22,300 87,050
China Zheshang Bank Co. Ltd. Class A  13,680 5,306
Chongqing Afari Technology Co. Ltd. Class A * 2,900 3,500
Chongqing Changan Automobile Co. Ltd.
Class A  4,796 5,076
Chongqing Rural Commercial Bank Co. Ltd.
Class A  10,100 9,095
Chongqing Rural Commercial Bank Co. Ltd.
Class H  25,000 18,424
Chongqing Zhifei Biological Products Co. Ltd.
Class A * 2,300 3,973
Chow Tai Fook Jewellery Group Ltd. 21,200 29,584
CICT Mobile Communication Technology Co.
Ltd. Class A * 2,562 7,544
CITIC Ltd. 60,000 81,426
Citic Pacific Special Steel Group Co. Ltd.
Class A  2,700 5,034
CITIC Securities Co. Ltd. Class A  11,480 48,741
CITIC Securities Co. Ltd. Class H  22,075 77,063
CMOC Group Ltd. Class A  12,500 32,630
CMOC Group Ltd. Class H  54,000 105,485
CNGR Advanced Material Co. Ltd. Class A  720 4,665
CNPC Capital Co. Ltd. Class A  7,400 7,201
Contemporary Amperex Technology Co. Ltd.
Class A  3,560 206,941
Contemporary Amperex Technology Co. Ltd.
Class H  2,465 222,045
COSCO SHIPPING Energy Transportation Co.
Ltd. Class A  3,400 9,021
COSCO SHIPPING Energy Transportation Co.
Ltd. Class H  16,000 28,214
COSCO SHIPPING Holdings Co. Ltd. Class A  6,710 13,134
COSCO SHIPPING Holdings Co. Ltd. Class H  34,900 57,987
CRRC Corp. Ltd. Class A  23,100 17,735
CRRC Corp. Ltd. Class H  48,000 27,531
CSC Financial Co. Ltd. Class A  3,500 15,022
CSI Solar Co. Ltd. Class A  3,416 5,474
a Shares Value
CSPC Innovation Pharmaceutical Co. Ltd.
Class A * 1,060 $ 4,269
CSPC Pharmaceutical Group Ltd. 112,000 100,045
Dajin Heavy Industry Co. Ltd. Class A  500 4,282
Daqin Railway Co. Ltd. Class A  13,300 9,039
Datang International Power Generation Co.
Ltd. Class A  6,700 7,035
Dazhong Mining Co. Ltd. Class A  1,200 5,315
Delton Technology Guangzhou, Inc. Class A * 300 10,568
Dongfang Electric Corp. Ltd. Class A  2,300 9,814
Dongxing Securities Co. Ltd. Class A  2,500 5,019
Dosilicon Co. Ltd. Class A * 374 11,344
East Money Information Co. Ltd. Class A  12,176 36,706
Eastroc Beverage Group Co. Ltd. Class A  507 9,246
Ecovacs Robotics Co. Ltd. Class A * 400 3,001
Empyrean Technology Co. Ltd. Class A  300 5,297
ENN Energy Holdings Ltd. 10,000 51,668
ENN Natural Gas Co. Ltd. Class A  1,900 4,417
Eoptolink Technology, Inc. Ltd. Class A  1,092 99,065
Eve Energy Co. Ltd. Class A  1,600 15,411
Everbright Securities Co. Ltd. Class A  3,300 7,031
EverProX Technologies Co. Ltd. Class A  200 8,307
Far East Horizon Ltd. 31,000 21,202
Fiberhome Telecommunication Technologies
Co. Ltd. Class A * 1,100 12,072
Focus Media Information Technology Co. Ltd.
Class A  12,300 8,792
Foshan Haitian Flavouring & Food Co. Ltd.
Class A  3,688 18,061
Founder Securities Co. Ltd. Class A  6,800 7,233
Founder Technology Group Corp. Class A * 3,200 6,590
Foxconn Industrial Internet Co. Ltd. Class A  8,200 88,317
Full Truck Alliance Co. Ltd. ADR 9,127 74,111
Fuyao Glass Industry Group Co. Ltd. Class A  1,700 12,673
Fuyao Glass Industry Group Co. Ltd. Class H ~ 7,600 49,698
Ganfeng Lithium Group Co. Ltd. Class A  1,260 12,207
Ganfeng Lithium Group Co. Ltd. Class H ~ 6,200 40,016
GCL Technology Holdings Ltd. * 326,000 28,829
GD Power Development Co. Ltd. Class A  14,100 9,710
GDS Holdings Ltd. Class A * 14,300 53,183
Geely Automobile Holdings Ltd. 89,000 191,326
GEM Co. Ltd. Class A  3,600 3,524
Genscript Biotech Corp. * 16,000 24,999
Geovis Technology Co. Ltd. Class A  696 4,275
GF Securities Co. Ltd. Class A  4,000 13,837
GF Securities Co. Ltd. Class H  14,200 30,903
Giant Biogene Holding Co. Ltd. ~ 6,600 22,361
Giant Network Group Co. Ltd. Class A  1,400 5,705
GigaDevice Semiconductor, Inc. Class A  580 70,607
GoerTek, Inc. Class A  2,800 9,338
Goldwind Science & Technology Co. Ltd.
Class A  2,800 9,927
Gotion High-tech Co. Ltd. Class A  1,500 6,106
Great Wall Motor Co. Ltd. Class A  2,700 6,012
Great Wall Motor Co. Ltd. Class H  24,000 26,960
Gree Electric Appliances, Inc. of Zhuhai
Class A  3,400 18,809
Guangdong Haid Group Co. Ltd. Class A  1,300 8,559
Guangdong HEC Technology Holding Co. Ltd.
Class A * 2,400 11,952
Guangdong Investment Ltd. 36,000 35,670
Guangzhou Automobile Group Co. Ltd.
Class A * 3,800 2,851
Guangzhou Haige Communications Group,
Inc. Co. Class A  2,100 3,985

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Guangzhou Tinci Materials Technology Co.
Ltd. Class A  1,560 $ 11,872
Guobo Electronics Co. Ltd. Class A  327 5,055
Guocheng Mining Co. Ltd. Class A  900 4,559
Guolian Minsheng Securities Co. Ltd. Class A  2,800 3,655
Guosen Securities Co. Ltd. Class A  5,700 8,417
Guotai Haitong Securities Co. Ltd. 13,326 35,850
Guotai Haitong Securities Co. Ltd. Class H ~ 31,848 60,471
Guoyuan Securities Co. Ltd. Class A  3,100 3,431
H World Group Ltd. ADR 2,581 107,679
Haidilao International Holding Ltd. ~ 21,000 28,528
Haier Smart Home Co. Ltd. Class A  4,800 14,476
Haier Smart Home Co. Ltd. Class H  33,000 84,411
Hainan Airlines Holding Co. Ltd. Class A * 33,300 6,643
Hainan Airport Infrastructure Co. Ltd. Class A  9,500 3,845
Haisco Pharmaceutical Group Co. Ltd. Class A  500 4,898
Haitian International Holdings Ltd. 9,000 21,593
Hangzhou Chang Chuan Technology Co. Ltd.
Class A  600 30,446
Hangzhou First Applied Material Co. Ltd.
Class A  2,506 6,228
Hangzhou Silan Microelectronics Co. Ltd.
Class A  1,700 13,795
Hangzhou Tigermed Consulting Co. Ltd.
Class A * 300 2,130
Hansoh Pharmaceutical Group Co. Ltd. ~ 16,000 60,632
Hebei Changshan Biochemical Pharmaceutical
Co. Ltd. Class A * 600 2,079
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  1,600 5,034
Henan Shijia Photons Technology Co. Ltd.
Class A  320 8,826
Henan Shuanghui Investment & Development
Co. Ltd. Class A  2,570 8,487
Hengan International Group Co. Ltd. 8,500 23,601
Hengli Petrochemical Co. Ltd. Class A  5,400 14,148
Hengtong Optic-electric Co. Ltd. Class A  1,900 31,044
Hesai Group * 1,480 26,450
Hgtech Co. Ltd. Class A  800 21,992
Hithink RoyalFlush Information Network Co.
Ltd. Class A  560 19,990
Horizon Robotics * 64,800 33,966
Hoshine Silicon Industry Co. Ltd. Class A  800 5,714
Hua Hong Grace Semiconductor Ltd. Class A * 390 19,544
Hua Hong Grace Semiconductor Ltd.
Class H * ~ 10,000 277,795
Huadian Power International Corp. Ltd. Class A  7,600 4,992
Huadong Medicine Co. Ltd. Class A  1,300 5,394
Huafon Chemical Co. Ltd. Class A  3,500 4,907
Huaneng Power International, Inc. Class A  6,000 6,724
Huaneng Power International, Inc. Class H  56,000 39,168
Huaqin Co. Ltd. Class A  980 10,815
Huatai Securities Co. Ltd. Class A  7,000 21,342
Huatai Securities Co. Ltd. Class H ~ 15,200 32,492
Huaxia Bank Co. Ltd. Class A  11,400 10,736
Huayu Automotive Systems Co. Ltd. Class A  2,800 6,417
Hubei Feilihua Quartz Glass Co. Ltd. Class A * 400 7,947
Huizhou Desay Sv Automotive Co. Ltd. Class A  400 4,835
Hunan Valin Steel Co. Ltd. Class A  4,800 2,460
Hunan Yuneng New Energy Battery Material
Co. Ltd. Class A  700 7,853
Hundsun Technologies, Inc. Class A  1,576 4,947
Hwatsing Technology Co. Ltd. Class A  463 22,128
Hygon Information Technology Co. Ltd.
Class A  1,854 101,876
a Shares Value
IEIT Systems Co. Ltd. Class A  1,100 $ 11,438
Iflytek Co. Ltd. Class A  1,800 10,885
Imeik Technology Development Co. Ltd.
Class A  240 3,089
Industrial & Commercial Bank of China Ltd.
Class A  96,500 100,532
Industrial & Commercial Bank of China Ltd.
Class H  838,000 688,405
Industrial Bank Co. Ltd. Class A  19,461 47,524
Industrial Securities Co. Ltd. Class A  6,160 5,496
Ingenic Semiconductor Co. Ltd. Class A  500 18,517
Inner Mongolia BaoTou Steel Union Co. Ltd.
Class A * 34,200 11,276
Inner Mongolia Dian Tou Energy Corp. Ltd.
Class A  1,700 5,818
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd. Class A * 6,000 3,951
Inner Mongolia Xingye Silver&Tin Mining Co.
Ltd. Class A  1,400 6,928
Inner Mongolia Yili Industrial Group Co. Ltd.
Class A  4,400 15,532
Inner Mongolia Yitai Coal Co. Ltd. Class B  10,600 27,973
Innovent Biologics, Inc. * ~ 19,500 198,635
Isoftstone Information Technology Group Co.
Ltd. Class A  700 4,407
J&T Global Express Ltd. * 29,800 31,821
JA Solar Technology Co. Ltd. Class A * 3,256 3,900
JCET Group Co. Ltd. Class A  1,600 24,673
JD Health International, Inc. * ~ 13,650 57,484
JD Logistics, Inc. * ~ 21,800 32,810
JD.com, Inc. Class A  31,325 399,093
Jiangsu Eastern Shenghong Co. Ltd. Class A * 5,000 8,457
Jiangsu Etern Co. Ltd. Class A  1,100 11,070
Jiangsu Hengli Hydraulic Co. Ltd. Class A  1,100 17,495
Jiangsu Hengrui Pharmaceuticals Co. Ltd.
Class A  4,900 37,696
Jiangsu Yanghe Distillery Co. Ltd. Class A  1,200 6,762
Jiangsu Zhongtian Technology Co. Ltd.
Class A  2,600 23,513
Jiangxi Copper Co. Ltd. Class H  16,000 63,866
Jinduicheng Molybdenum Co. Ltd. Class A  2,300 9,588
Jinko Solar Co. Ltd. Class A * 7,887 5,551
JL Mag Rare-Earth Co. Ltd. Class A  900 4,119
Kanzhun Ltd. ADR 5,229 67,297
KE Holdings, Inc. Class A  27,826 133,872
Kingdee International Software Group Co.
Ltd. * 38,000 28,971
Kingfa Sci & Tech Co. Ltd. Class A  2,200 5,026
Kingnet Network Co. Ltd. Class A  1,500 3,611
Kingsoft Corp. Ltd. 13,400 38,166
Kuaishou Technology ~ 35,300 189,204
Kuang-Chi Technologies Co. Ltd. Class A  1,700 7,628
Kunlun Energy Co. Ltd. 50,000 40,993
Kunlun Tech Co. Ltd. Class A * 1,000 5,997
Kweichow Moutai Co. Ltd. Class A  1,100 192,339
Laopu Gold Co. Ltd. Class H  500 22,215
LB Group Co. Ltd. Class A  2,000 4,871
Lenovo Group Ltd. 102,000 302,665
Lens Technology Co. Ltd. Class A  3,900 31,111
Leo Group Co. Ltd. Class A  5,700 4,027
Li Auto, Inc. Class A * 16,946 100,105
Li Ning Co. Ltd. 32,500 61,268
Lingyi iTech Guangdong Co. Class A  5,900 15,194
Longfor Group Holdings Ltd. ~ ◊ 26,782 20,502

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
LONGi Green Energy Technology Co. Ltd.
Class A * 6,702 $ 12,997
Loongson Technology Corp. Ltd. Class A * 286 6,555
Luxshare Precision Industry Co. Ltd. Class A  5,700 59,526
Luzhou Laojiao Co. Ltd. Class A  1,300 14,893
Mango Excellent Media Co. Ltd. Class A  1,300 2,813
Maxscend Microelectronics Co. Ltd. Class A * 480 7,793
Meituan Class B * ~ 68,690 606,349
Metallurgical Corp. of China Ltd. Class A  13,800 4,976
Midea Group Co. Ltd. Class A  2,500 27,872
Midea Group Co. Ltd. Class H  6,000 63,401
MINISO Group Holding Ltd. 6,328 19,089
MMG Ltd. * 64,000 57,404
Montage Technology Co. Ltd. Class A  859 39,678
Muyuan Foods Group Co. Ltd. Class A  4,160 21,470
NARI Technology Co. Ltd. Class A  6,358 21,464
National Silicon Industry Group Co. Ltd.
Class A * 1,893 11,186
NAURA Technology Group Co. Ltd. Class A  535 70,166
NetEase, Inc. 24,005 616,491
New China Life Insurance Co. Ltd. Class A  1,400 12,348
New China Life Insurance Co. Ltd. Class H  13,600 80,153
New Hope Liuhe Co. Ltd. Class A  1,500 1,387
New Oriental Education & Technology Group,
Inc. 17,200 79,012
Nexchip Semiconductor Corp. Class A * 1,828 16,043
Ningbo Deye Technology Corp. Class A  966 15,154
Ningbo Orient Wires & Cables Co. Ltd. Class A  620 3,803
Ningbo Sanxing Medical Electric Co. Ltd.
Class A  1,100 2,430
Ningbo Tuopu Group Co. Ltd. Class A  1,350 11,334
Ningxia Baofeng Energy Group Co. Ltd.
Class A  5,800 17,364
NIO, Inc. Class A * 24,060 122,423
Nongfu Spring Co. Ltd. Class H ~ 24,400 123,843
OmniVision Integrated Circuits Group, Inc. 1,080 15,173
Orient Securities Co. Ltd. Class A  5,092 7,103
PDD Holdings, Inc. ADR †* 7,748 591,017
People's Insurance Co. Group of China Ltd.
Class A  20,700 20,680
People's Insurance Co. Group of China Ltd.
Class H  100,000 60,023
PetroChina Co. Ltd. Class A  22,200 28,279
PetroChina Co. Ltd. Class H  286,000 308,669
Pharmaron Beijing Co. Ltd. Class A  1,150 4,920
PICC Property & Casualty Co. Ltd. Class H  96,000 176,162
Ping An Bank Co. Ltd. Class A  21,900 32,462
Ping An Insurance Group Co. of China Ltd.
Class A  8,400 59,271
Ping An Insurance Group Co. of China Ltd.
Class H  89,000 581,952
Piotech, Inc. Class A  254 32,403
Poly Developments & Holdings Group Co. Ltd.
Class A  9,900 6,773
Pony AI, Inc. Class A * 2,500 17,654
Pop Mart International Group Ltd. †~ 7,000 138,625
Postal Savings Bank of China Co. Ltd. Class A  18,500 13,448
Postal Savings Bank of China Co. Ltd.
Class H ~ 117,000 68,319
Power Construction Corp. of China Ltd.
Class A  13,900 9,650
Qinghai Salt Lake Industry Co. Ltd. Class A * 4,200 18,804
Range Intelligent Computing Technology
Group Co. Ltd. Class A  1,100 13,632
Raytron Technology Co. Ltd. Class A  350 8,024
a Shares Value
Remegen Co. Ltd. Class A * 414 $ 7,987
Remegen Co. Ltd. Class H * ~ 2,500 23,824
RoboTechnik Intelligent Technology Co. Ltd.
Class A  100 9,223
Rockchip Electronics Co. Ltd. Class A  400 11,168
Rongsheng Petrochemical Co. Ltd. Class A  7,697 12,194
SAIC Motor Corp. Ltd. Class A  5,700 8,212
Sailun Group Co. Ltd. Class A  2,300 3,920
Sanan Optoelectronics Co. Ltd. Class A  4,700 14,761
Sangfor Technologies, Inc. Class A  300 4,291
Sany Heavy Industry Co. Ltd. Class A  6,100 15,590
Satellite Chemical Co. Ltd. Class A  2,698 9,343
SDIC Capital Co. Ltd. Class A  5,200 5,029
SDIC Power Holdings Co. Ltd. Class A  6,400 12,554
SenseTime Group, Inc. Class B * ~ 393,000 67,649
Seres Group Co. Ltd. Class A  1,400 12,679
SF Holding Co. Ltd. Class A  3,400 15,688
SG Micro Corp. Class A  652 13,888
Shaanxi Coal Industry Co. Ltd. Class A  7,200 21,586
Shandong Gold Mining Co. Ltd. Class A  2,800 9,652
Shandong Gold Mining Co. Ltd. Class H ~ 12,000 25,832
Shandong Himile Mechanical Science &
Technology Co. Ltd. Class A  870 5,992
Shandong Hongqiao Aluminum Industry
Holding Co. Ltd. Class A  1,700 3,725
Shandong Hualu Hengsheng Chemical Co.
Ltd. Class A  1,610 5,676
Shandong Nanshan Aluminum Co. Ltd.
Class A  8,600 5,096
Shandong Sun Paper Industry JSC Ltd.
Class A  2,100 3,875
Shanghai Allist Pharmaceuticals Co. Ltd.
Class A  270 4,352
Shanghai Baosight Software Co. Ltd. Class A  647 1,592
Shanghai Baosight Software Co. Ltd. Class B  3,762 3,034
Shanghai BOCHU Electronic Technology Corp.
Ltd. Class A  401 6,331
Shanghai Electric Group Co. Ltd. Class A * 9,500 9,831
Shanghai Electric Power Co. Ltd. Class A  2,200 4,896
Shanghai Fosun Pharmaceutical Group Co.
Ltd. Class A  2,200 7,303
Shanghai International Airport Co. Ltd. Class A  1,200 4,093
Shanghai Pharmaceuticals Holding Co. Ltd.
Class A  900 2,045
Shanghai Pudong Development Bank Co. Ltd.
Class A  30,636 38,906
Shanghai Putailai New Energy Technology
Group Co. Ltd. 1,339 5,732
Shanghai RAAS Blood Products Co. Ltd.
Class A  8,000 5,124
Shanghai Rural Commercial Bank Co. Ltd.
Class A  7,600 8,389
Shanghai Stonehill Technology Co. Ltd.
Class A  4,700 4,563
Shanghai United Imaging Healthcare Co. Ltd.
Class A  658 9,846
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd. Class A  1,000 5,521
Shanjin International Gold Co. Ltd. Class A  2,100 5,290
Shannon Semiconductor Technology Co. Ltd.
Class A  400 18,021
Shanxi Coking Coal Energy Group Co. Ltd.
Class A  2,900 2,478
Shanxi Lu'an Environmental Energy
Development Co. Ltd. Class A  1,300 2,734

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.
Class A  940 $ 15,178
Sharetronic Data Technology Co. Ltd. Class A  420 21,256
Shenergy Co. Ltd. Class A  3,700 4,765
Shengyi Electronics Co. Ltd. Class A  637 12,529
Shengyi Technology Co. Ltd. Class A  2,000 51,605
Shennan Circuits Co. Ltd. Class A  530 36,055
Shenwan Hongyuan Group Co. Ltd. Class A  17,500 11,373
Shenzhen Envicool Technology Co. Ltd.
Class A  1,040 12,279
Shenzhen Everwin Precision Technology Co.
Ltd. Class A * 1,100 4,548
Shenzhen Inovance Technology Co. Ltd.
Class A  1,050 10,296
Shenzhen Kedali Industry Co. Ltd. Class A  200 5,616
Shenzhen Kinwong Electronic Co. Ltd. Class A  800 8,594
Shenzhen Longsys Electronics Co. Ltd.
Class A  300 31,589
Shenzhen Megmeet Electrical Co. Ltd. Class A  500 12,439
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. Class A  1,000 20,060
Shenzhen New Industries Biomedical
Engineering Co. Ltd. Class A  600 3,719
Shenzhen Salubris Pharmaceuticals Co. Ltd.
Class A  1,000 4,704
Shenzhen Sunway Communication Co. Ltd.
Class A  800 14,168
Shenzhen Techwinsemi Technology Co. Ltd.
Class A  200 28,304
Shenzhen Transsion Holdings Co. Ltd. Class A  885 7,730
Shenzhou International Group Holdings Ltd. 11,600 58,522
Sichuan Biokin Pharmaceutical Co. Ltd.
Class A * 201 8,716
Sichuan Changhong Electric Co. Ltd. Class A  3,200 3,304
Sichuan Chuantou Energy Co. Ltd. Class A  3,800 7,938
Sichuan Huafeng Technology Co. Ltd.
Class A * 354 9,864
Sichuan Kelun-Biotech Biopharmaceutical Co.
Ltd. Class H * 700 39,057
Sichuan Kelun Pharmaceutical Co. Ltd.
Class A  1,200 6,815
Sichuan Road & Bridge Group Co. Ltd. Class A  5,380 6,209
Sino Biopharmaceutical Ltd. 131,000 74,027
Sinoma Science & Technology Co. Ltd.
Class A  1,300 17,364
Sinomine Resource Group Co. Ltd. Class A  500 4,371
Sinopharm Group Co. Ltd. Class H  20,000 40,692
Sinotruk Hong Kong Ltd. 11,000 54,362
Skyverse Technology Co. Ltd. Class A * 286 18,214
Smoore International Holdings Ltd. ~ 23,000 20,645
SooChow Securities Co. Ltd. Class A  4,110 4,808
Spring Airlines Co. Ltd. Class A  800 5,387
Sungrow Power Supply Co. Ltd. Class A  1,660 38,948
Sunny Optical Technology Group Co. Ltd. 9,000 70,476
Sunwoda Electronic Co. Ltd. Class A  1,500 4,220
SUPCON Technology Co. Ltd. Class A  607 10,560
Suzhou Centec Communications Co. Ltd.
Class A * 200 11,627
Suzhou Dongshan Precision Manufacturing
Co. Ltd. Class A * 1,500 58,714
Suzhou Everbright Photonics Co. Ltd.
Class A * 200 15,108
Suzhou Maxwell Technologies Co. Ltd. Class A  200 8,388
Suzhou TFC Optical Communication Co. Ltd.
Class A  935 42,568
a Shares Value
TAL Education Group ADR * 4,338 $ 41,515
TBEA Co. Ltd. Class A  4,000 13,340
TCL Technology Group Corp. Class A  16,200 13,961
TCL Zhonghuan Renewable Energy
Technology Co. Ltd. Class A * 3,950 7,037
Tencent Holdings Ltd. 83,800 4,624,297
Tencent Music Entertainment Group ADR 7,999 66,792
Tianfeng Securities Co. Ltd. Class A * 7,400 3,684
Tianqi Lithium Corp. Class A * 1,200 10,892
Tianshan Aluminum Group Co. Ltd. Class A  3,800 6,054
Tianshui Huatian Technology Co. Ltd. Class A  3,200 10,608
Tingyi Cayman Islands Holding Corp. 26,000 32,419
Tongcheng Travel Holdings Ltd. ~ 16,800 25,710
TongFu Microelectronics Co. Ltd. Class A  1,200 13,539
Tongling Nonferrous Metals Group Co. Ltd.
Class A  10,300 9,750
Tongwei Co. Ltd. Class A * 4,000 7,168
Trina Solar Co. Ltd. Class A * 1,478 3,087
Trip.com Group Ltd. * 7,999 318,042
Tsingtao Brewery Co. Ltd. Class A * 900 6,938
Tsingtao Brewery Co. Ltd. Class H  8,000 44,029
UBTech Robotics Corp. Ltd. Class H * 2,700 35,659
Unigroup Guoxin Microelectronics Co. Ltd.
Class A  839 11,041
Unisplendour Corp. Ltd. Class A  2,100 8,988
United Nova Technology Co. Ltd. Class A * 6,404 10,077
Universal Scientific Industrial Shanghai Co.
Ltd. Class A  1,600 7,731
Verisilicon Microelectronics Shanghai Co. Ltd.
Class A * 423 23,451
Victory Giant Technology Huizhou Co. Ltd.
Class A  700 36,115
Vipshop Holdings Ltd. ADR 3,602 47,763
Wanhua Chemical Group Co. Ltd. Class A  2,400 24,268
Want Want China Holdings Ltd. 58,000 25,070
Wanxiang Qianchao Co. Ltd. Class A  2,700 5,183
Weichai Power Co. Ltd. Class A  5,500 22,301
Weichai Power Co. Ltd. Class H  27,000 118,438
Wens Foodstuff Group Co. Ltd. Class A  4,900 8,912
Western Mining Co. Ltd. Class A  1,800 7,253
Western Superconducting Technologies Co.
Ltd. Class A  497 4,627
Wintime Energy Group Co. Ltd. Class A * 15,600 3,711
Wolong Electric Group Co. Ltd. Class A  1,200 5,873
Wuhan Guide Infrared Co. Ltd. Class A * 3,354 6,588
Wuliangye Yibin Co. Ltd. Class A  3,700 40,410
WUS Printed Circuit Kunshan Co. Ltd. Class A  1,600 36,364
WuXi AppTec Co. Ltd. Class A  1,800 33,122
WuXi AppTec Co. Ltd. Class H ~ 5,840 114,963
Wuxi Biologics Cayman, Inc. * ~ 48,500 215,706
WuXi XDC Cayman, Inc. * 5,000 36,591
XCMG Construction Machinery Co. Ltd.
Class A  9,000 10,777
Xiamen Tungsten Co. Ltd. Class A  1,300 16,430
Xiaomi Corp. Class B * ~ 233,200 647,716
Xinjiang Daqo New Energy Co. Ltd. Class A * 1,501 3,872
Xinyi Solar Holdings Ltd. 64,565 17,019
XPeng, Inc. Class A * 17,408 114,857
XtalPi Holdings Ltd. * 22,000 21,608
Yadea Group Holdings Ltd. ~ 16,847 19,163
Yangtze Optical Fibre & Cable Joint Stock Ltd.
Co. Class A  300 24,543
Yangtze Optical Fibre & Cable Joint Stock Ltd.
Co. Class H ~ 5,500 183,488
Yankuang Energy Group Co. Ltd. Class A  5,360 14,020

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Yankuang Energy Group Co. Ltd. Class H  40,200 $ 56,638
Yantai Jereh Oilfield Services Group Co. Ltd.
Class A  800 18,106
Yealink Network Technology Corp. Ltd. Class A  880 4,400
Yonghui Superstores Co. Ltd. Class A * 6,300 2,639
Yonyou Network Technology Co. Ltd. Class A * 2,300 3,128
YTO Express Group Co. Ltd. Class A  2,300 5,351
Yum China Holdings, Inc. 4,623 188,769
Yunnan Aluminium Co. Ltd. Class A  2,700 8,876
Yunnan Baiyao Group Co. Ltd. Class A  1,200 8,382
Yunnan Energy New Material Group Co. Ltd.
Class A * 700 6,936
Yunnan Tin Co. Ltd. Class A  1,300 8,254
Yunnan Yuntianhua Co. Ltd. Class A  1,300 5,840
Yutong Bus Co. Ltd. Class A  1,500 5,937
Zangge Mining Co. Ltd. Class A  1,200 12,352
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd. Class A  400 6,442
Zhaojin Mining Industry Co. Ltd. Class H  22,000 46,527
Zhejiang Century Huatong Group Co. Ltd.
Class A  6,000 12,523
Zhejiang China Commodities City Group Co.
Ltd. Class A  4,200 6,308
Zhejiang Chint Electrics Co. Ltd. Class A  1,700 6,299
Zhejiang Dahua Technology Co. Ltd. Class A  2,500 6,098
Zhejiang Huayou Cobalt Co. Ltd. Class A  1,475 10,558
Zhejiang Jingsheng Mechanical & Electrical
Co. Ltd. Class A  1,000 8,958
Zhejiang Juhua Co. Ltd. Class A  2,100 16,474
Zhejiang Leapmotor Technology Co. Ltd.
Class H * ~ 6,500 28,687
Zhejiang Longsheng Group Co. Ltd. Class A  2,300 4,121
Zhejiang NHU Co. Ltd. Class A  2,504 10,505
Zhejiang Sanhua Intelligent Controls Co. Ltd.
Class A  1,500 9,741
Zhejiang Weiming Environment Protection Co.
Ltd. Class A  1,584 3,598
Zhejiang Zheneng Electric Power Co. Ltd.
Class A  7,300 5,672
Zheshang Securities Co. Ltd. Class A  3,800 5,331
Zhongji Innolight Co. Ltd. Class A  900 171,371
Zhongjin Gold Corp. Ltd. Class A  3,700 9,994
Zhongtai Securities Co. Ltd. Class A * 5,800 4,556
Zhuzhou CRRC Times Electric Co. Ltd.
Class A  332 3,374
Zhuzhou CRRC Times Electric Co. Ltd.
Class H  6,000 30,746
Zijin Mining Group Co. Ltd. Class A  14,000 52,576
Zijin Mining Group Co. Ltd. Class H  86,000 304,096
Zoomlion Heavy Industry Science &
Technology Co. Ltd. Class A  5,200 5,358
ZTE Corp. Class A * 2,300 12,343
ZTE Corp. Class H  11,000 32,291
ZTO Express Cayman, Inc. 5,366 118,744
31,707,239
Colombia - 0.1%
spacing
Grupo Cibest SA 3,122 71,241
Interconexion Electrica SA ESP 5,711 49,287
120,528
Czech Republic - 0.1%
spacing
CEZ AS 1,619 94,684
Komercni Banka AS 1,022 46,865
a Shares Value
Moneta Money Bank AS ~ 3,118 $ 27,331
168,880
Egypt - 0.1%
spacing
Commercial International Bank - Egypt (CIB) 30,565 79,428
Eastern Co. SAE 20,531 15,672
Talaat Moustafa Group 9,223 17,785
112,885
Greece - 0.5%
spacing
Allwyn AG 2,240 35,686
Alpha Bank SA 22,252 100,720
Eurobank SA 33,580 160,155
GEK Terna SA 763 38,412
Hellenic Telecommunications Organization SA 1,913 42,480
Jumbo SA 1,550 39,769
National Bank of Greece SA 11,231 194,033
Piraeus Bank SA * 14,141 147,192
Public Power Corp. SA 3,712 97,656
856,103
Hong Kong - 0.2%
spacing
China Common Rich Renewable Energy
Investments Ltd. * ± Ω 122,000 –
Kingboard Laminates Holdings Ltd. 14,000 179,257
Orient Overseas International Ltd. 2,000 31,171
Zijin Gold International Co. Ltd. 4,800 54,854
265,282
Hungary - 0.3%
spacing
MOL Hungarian Oil & Gas PLC * 5,071 60,262
OTP Bank Nyrt 2,948 435,437
Richter Gedeon Nyrt 1,799 69,737
565,436
India - 10.8%
spacing
ABB India Ltd. 589 43,852
Adani Enterprises Ltd. 2,349 75,489
Adani Ports & Special Economic Zone Ltd. 7,129 136,563
Adani Power Ltd. * 42,358 100,242
Aditya Birla Capital Ltd. * 9,972 41,366
Alkem Laboratories Ltd. 558 32,841
Ambuja Cements Ltd. 7,739 34,545
APL Apollo Tubes Ltd. 2,370 44,845
Apollo Hospitals Enterprise Ltd. 1,374 126,117
Ashok Leyland Ltd. 37,301 62,332
Asian Paints Ltd. 5,310 147,953
Astral Ltd. 1,341 18,942
AU Small Finance Bank Ltd. ~ 7,742 84,957
Aurobindo Pharma Ltd. 3,362 56,144
Avenue Supermarts Ltd. * ~ 1,920 88,897
Axis Bank Ltd. 31,368 446,434
Bajaj Auto Ltd. 915 94,115
Bajaj Finance Ltd. 34,048 362,120
Bajaj Finserv Ltd. 5,460 102,810
Bajaj Holdings & Investment Ltd. 333 37,354
Balkrishna Industries Ltd. 919 21,213
Bank of Baroda 13,537 39,009
Bharat Electronics Ltd. 47,808 208,364
Bharat Forge Ltd. 3,071 69,666
Bharat Heavy Electricals Ltd. 17,210 75,472
Bharat Petroleum Corp. Ltd. 21,252 68,366
Bharti Airtel Ltd. 37,307 730,816

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Bosch Ltd. 94 $ 39,692
Britannia Industries Ltd. 1,524 82,967
BSE Ltd. * 2,755 112,798
Canara Bank 23,577 31,316
CG Power & Industrial Solutions Ltd. 8,113 81,829
Cholamandalam Investment & Finance Co. Ltd. 5,950 112,726
Cipla Ltd. 6,928 107,380
Coal India Ltd. 20,112 93,418
Colgate-Palmolive India Ltd. 1,533 32,384
Coromandel International Ltd. 1,464 31,039
Cummins India Ltd. 1,813 108,612
Dabur India Ltd. 5,775 25,783
Divi's Laboratories Ltd. 1,620 112,709
Dixon Technologies India Ltd. ~ 512 64,588
DLF Ltd. 7,986 52,415
Dr. Reddy's Laboratories Ltd. 6,905 99,487
Eicher Motors Ltd. 1,878 140,631
Eternal Ltd. * 33,404 93,623
Federal Bank Ltd. 25,410 88,717
Fortis Healthcare Ltd. 6,364 64,394
FSN E-Commerce Ventures Ltd. * 17,185 56,458
GAIL India Ltd. 32,617 59,877
GE Vernova T&D India Ltd. 1,760 92,321
GMR Airports Ltd. * 33,731 40,006
Godrej Consumer Products Ltd. 5,110 54,597
Godrej Properties Ltd. * 1,924 38,038
Grasim Industries Ltd. 3,758 123,193
Havells India Ltd. 2,611 32,045
HCL Technologies Ltd. 12,062 137,006
HDFC Asset Management Co. Ltd. ~ 2,755 77,345
HDFC Bank Ltd. 154,994 1,308,065
HDFC Life Insurance Co. Ltd. ~ 13,531 82,431
Hero MotoCorp Ltd. 1,667 84,611
Hindalco Industries Ltd. 17,649 179,260
Hindustan Aeronautics Ltd. ~ 2,329 107,956
Hindustan Petroleum Corp. Ltd. 13,205 55,239
Hindustan Unilever Ltd. 9,648 216,066
Hitachi Energy India Ltd. 158 58,452
ICICI Bank Ltd. 72,066 1,051,964
ICICI Lombard General Insurance Co. Ltd. ~ 3,394 62,533
ICICI Prudential Life Insurance Co. Ltd. ~ 4,406 22,732
IDFC First Bank Ltd. 54,156 45,546
Indian Bank 3,457 29,859
Indian Hotels Co. Ltd. 12,158 91,913
Indian Oil Corp. Ltd. 38,645 57,063
Indus Towers Ltd. * 16,677 69,028
IndusInd Bank Ltd. 8,222 80,407
Info Edge India Ltd. 4,578 47,409
Infosys Ltd. 41,403 438,954
InterGlobe Aviation Ltd. ~ 2,618 148,731
ITC Ltd. 41,336 125,368
Jindal Stainless Ltd. 4,199 30,768
Jindal Steel Ltd. 4,963 55,660
Jio Financial Services Ltd. 40,572 101,555
JSW Energy Ltd. 4,855 29,954
JSW Steel Ltd. 8,363 108,470
Kotak Mahindra Bank Ltd. 74,664 309,740
L&T Finance Ltd. 10,083 33,170
Larsen & Toubro Ltd. 9,230 404,710
Lodha Developers Ltd. ~ 3,695 37,371
LTM Ltd. ~ 821 30,763
Lupin Ltd. 3,004 76,780
Mahindra & Mahindra Ltd. 11,875 386,232
Mankind Pharma Ltd. 1,359 36,582
a Shares Value
Marico Ltd. 7,272 $ 64,310
Maruti Suzuki India Ltd. 1,604 239,806
Max Healthcare Institute Ltd. 9,720 116,079
Mphasis Ltd. 1,522 34,864
MRF Ltd. 30 40,557
Multi Commodity Exchange of India Ltd. ◊ 1,596 47,978
Muthoot Finance Ltd. 1,539 48,873
National Aluminium Co. Ltd. 10,714 38,602
Nestle India Ltd. 7,965 118,259
NHPC Ltd. 32,260 27,747
NMDC Ltd. 40,718 36,693
NTPC Ltd. 59,390 223,910
Oberoi Realty Ltd. 1,655 30,983
Oil & Natural Gas Corp. Ltd. 33,720 83,612
Oil India Ltd. 6,015 26,461
One 97 Communications Ltd. * 4,940 59,701
Oracle Financial Services Software Ltd. 294 33,536
Page Industries Ltd. 84 36,743
PB Fintech Ltd. * 4,771 82,200
Persistent Systems Ltd. 1,422 65,191
Petronet LNG Ltd. 8,990 26,700
Phoenix Mills Ltd. 2,515 51,867
PI Industries Ltd. 879 23,751
Pidilite Industries Ltd. 3,745 63,110
Polycab India Ltd. 685 72,237
Power Finance Corp. Ltd. 18,498 83,061
Power Grid Corp. of India Ltd. 57,145 172,845
Prestige Estates Projects Ltd. 2,197 36,393
Punjab National Bank 29,959 33,814
REC Ltd. 16,879 64,978
Reliance Industries Ltd. 82,737 1,133,382
Samvardhana Motherson International Ltd. 59,159 92,760
SBI Cards & Payment Services Ltd. 3,584 22,490
SBI Life Insurance Co. Ltd. ~ 6,193 115,593
Shree Cement Ltd. 114 30,438
Shriram Finance Ltd. 19,454 214,642
Siemens Energy India Ltd. 1,135 44,260
Siemens Ltd. * 1,003 38,190
Solar Industries India Ltd. 293 57,952
SRF Ltd. 1,867 54,108
State Bank of India 25,149 273,223
Sun Pharmaceutical Industries Ltd. 12,252 241,208
Sundaram Finance Ltd. 851 40,563
Supreme Industries Ltd. 820 27,395
Suzlon Energy Ltd. * 145,843 90,974
Swiggy Ltd. * 17,887 45,296
Tata Communications Ltd. 1,481 30,859
Tata Consultancy Services Ltd. 11,099 238,556
Tata Consumer Products Ltd. 7,527 85,664
Tata Motors Ltd./new 25,568 114,646
Tata Motors Passenger Vehicles Ltd. 25,426 94,837
Tata Power Co. Ltd. 20,476 83,499
Tata Steel Ltd. 102,387 203,780
Tech Mahindra Ltd. 7,438 110,711
Titan Co. Ltd. 4,815 224,265
Torrent Pharmaceuticals Ltd. 1,330 64,926
Torrent Power Ltd. 2,306 34,483
Trent Ltd. 3,694 128,311
Tube Investments of India Ltd. 1,380 44,246
TVS Motor Co. Ltd. 3,254 119,148
UltraTech Cement Ltd. 1,435 170,845
Union Bank of India Ltd. 19,872 36,266
United Spirits Ltd. 3,822 54,667
UPL Ltd. 6,395 38,657

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Varun Beverages Ltd. 17,016 $ 91,482
Vedanta Aluminium Metal Ltd. * 17,411 82,487
Vedanta Ltd. 17,738 52,818
Vishal Mega Mart Ltd. * 30,332 37,859
Vodafone Idea Ltd. * 335,274 51,287
Voltas Ltd. 2,761 37,337
WAAREE Energies Ltd. 1,184 37,002
Wipro Ltd. 31,339 56,578
Yes Bank Ltd. * 197,784 50,576
Zydus Lifesciences Ltd. 2,661 31,293
18,657,980
Indonesia - 0.4%
spacing
Astra International Tbk. PT 209,300 52,910
Bank Central Asia Tbk. PT 675,700 210,552
Bank Mandiri Persero Tbk. PT 515,500 111,187
Bank Negara Indonesia Persero Tbk. PT 169,200 30,032
Bank Rakyat Indonesia Persero Tbk. PT 836,697 128,110
Barito Pacific Tbk. PT * 249,288 18,111
Bumi Resources Minerals Tbk. PT * 724,500 19,415
Charoen Pokphand Indonesia Tbk. PT 94,000 17,875
GoTo Gojek Tokopedia Tbk. PT * 8,509,900 23,797
Telkom Indonesia Persero Tbk. PT 616,700 81,917
United Tractors Tbk. PT 16,100 20,710
714,616
Kuwait - 0.5%
spacing
Boubyan Bank KSCP 23,330 47,783
Gulf Bank KSCP 24,847 28,291
Kuwait Finance House KSCP 154,117 381,737
Mabanee Co. KPSC 8,968 26,759
Mobile Telecommunications Co. KSCP 24,572 48,363
National Bank of Kuwait SAKP 119,085 310,141
Warba Bank KSCP 30,768 27,746
870,820
Luxembourg - 0.0%
spacing
Reinet Investments SCA 1,716 47,501
Malaysia - 0.9%
spacing
AMMB Holdings Bhd. 32,000 50,052
CelcomDigi Bhd. 39,200 25,694
CIMB Group Holdings Bhd. 107,620 195,927
Gamuda Bhd. 65,920 70,823
Hong Leong Bank Bhd. 8,600 45,195
IHH Healthcare Bhd. 23,200 47,869
IOI Corp. Bhd. 32,200 33,394
Kuala Lumpur Kepong Bhd. 6,038 31,362
Malayan Banking Bhd. 78,788 208,581
Maxis Bhd. 29,200 24,229
MISC Bhd. 16,500 31,563
Petronas Chemicals Group Bhd. 30,700 30,375
Petronas Gas Bhd. 10,200 43,727
Press Metal Aluminium Holdings Bhd. 50,700 95,696
Public Bank Bhd. 200,500 236,363
RHB Bank Bhd. 26,178 53,218
SD Guthrie Bhd. 28,402 41,654
Sunway Bhd. 35,600 45,047
Telekom Malaysia Bhd. 14,281 26,104
Tenaga Nasional Bhd. 36,200 127,102
YTL Power International Bhd. 39,900 41,024
1,504,999
a Shares Value
Mexico - 1.7%
spacing
America Movil SAB de CV 205,400 $ 266,036
Arca Continental SAB de CV 7,100 85,090
Cemex SAB de CV 207,700 249,418
Coca-Cola Femsa SAB de CV 7,210 76,229
Fibra Uno Administracion SA de CV REIT 35,500 60,840
Fomento Economico Mexicano SAB de CV 23,100 294,504
Gruma SAB de CV Class B  1,885 30,283
Grupo Aeroportuario del Centro Norte SAB
de CV 3,600 50,975
Grupo Aeroportuario del Pacifico SAB de CV
Class B  5,335 134,923
Grupo Aeroportuario del Sureste SAB de CV
Class B  2,235 68,288
Grupo Bimbo SAB de CV 18,200 59,478
Grupo Carso SAB de CV Class Series A1  7,200 53,808
Grupo Financiero Banorte SAB de CV Class O  32,700 345,129
Grupo Financiero Inbursa SAB de CV Class O  21,100 50,145
Grupo Mexico SAB de CV 39,800 451,177
Industrias Penoles SAB de CV 2,585 112,976
Kimberly-Clark de Mexico SAB de CV Class A  19,000 42,080
Prologis Property Mexico SA de CV REIT 15,104 65,477
Promotora y Operadora de Infraestructura
SAB de CV 2,400 38,121
Sigma Foods SAB de CV 45,362 41,659
Southern Copper Corp. 1,252 218,174
Wal-Mart de Mexico SAB de CV 71,300 209,446
3,004,256
Peru - 0.3%
spacing
Cia de Minas Buenaventura SAA ADR 2,269 66,459
Credicorp Ltd. 925 360,361
426,820
Philippines - 0.3%
spacing
Ayala Corp. 3,170 21,655
Ayala Land, Inc. 80,400 19,425
Bank of the Philippine Islands 23,241 36,456
BDO Unibank, Inc. 30,281 58,787
International Container Terminal Services, Inc. 13,150 191,348
Manila Electric Co. 2,360 21,920
Metropolitan Bank & Trust Co. 23,600 25,061
PLDT, Inc. 920 16,929
SM Investments Corp. 2,680 25,835
SM Prime Holdings, Inc. 128,500 37,942
455,358
Poland - 1.0%
spacing
Allegro.eu SA * ~ 12,894 129,776
Asseco Poland SA 689 30,677
Bank Millennium SA * 7,989 41,536
Bank Polska Kasa Opieki SA 2,407 146,649
Budimex SA 169 33,183
CD Projekt SA * 844 50,392
Dino Polska SA * ~ 6,784 51,254
Erste Bank Polska SA 554 95,030
KGHM Polska Miedz SA 1,912 168,974
LPP SA 15 72,979
mBank SA * 166 60,237
ORLEN SA 7,888 265,222
PGE Polska Grupa Energetyczna SA * 11,230 28,235
Powszechna Kasa Oszczednosci Bank Polski
SA 11,839 325,064

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Powszechny Zaklad Ubezpieczen SA 7,561 $ 132,125
Zabka Group SA * 4,982 36,080
1,667,413
Qatar - 0.5%
spacing
Al Rayan Bank 77,926 43,968
Commercial Bank PSQC 41,442 46,089
Dukhan Bank 23,302 21,362
Industries Qatar QSC 21,829 65,949
Mesaieed Petrochemical Holding Co. 70,363 22,454
Nebras Energy 5,635 22,147
Ooredoo QPSC 12,405 45,143
Qatar Fuel QSC 6,892 26,714
Qatar Gas Transport Co. Ltd. 39,241 46,396
Qatar International Islamic Bank QSC 13,054 39,842
Qatar Islamic Bank QPSC 22,885 137,570
Qatar National Bank QPSC 60,191 285,475
803,109
Romania - 0.0%
spacing
NEPI Rockcastle NV 8,049 72,042
Russia - 0.0%
spacing
Alrosa PJSC * ± Ω 104,260 –
Gazprom PJSC * ± Ω 58,020 –
Gazprom PJSC ADR (LI) * ± Ω 194,171 1
Gazprom PJSC ADR (OTC) * ± Ω 8,195 –
GMK Norilskiy Nickel PAO * ± Ω 29,800 –
Inter RAO UES PJSC * ± Ω 1,499,500 –
LUKOIL PJSC * ± Ω 2,583 –
LUKOIL PJSC ADR (SEAQ) * ± Ω 13,502 –
MMC Norilsk Nickel PJSC ADR * ± Ω 21,092 –
Moscow Exchange MICEX-RTS PJSC * ± Ω 58,150 –
Novatek PJSC GDR (LI) * ~ ± Ω 3,114 –
Novatek PJSC GDR (OTC) * ~ ± Ω 123 –
Novolipetsk Steel PJSC * ± Ω 4,620 –
Novolipetsk Steel PJSC GDR * ~ ± Ω 312 –
Novolipetsk Steel PJSC GDR * ± Ω 5,165 –
PhosAgro PJSC * ± Ω 34 –
PhosAgro PJSC GDR (LI) * ~ ± Ω 5,005 –
Polyus PJSC * ± Ω 2,410 –
Polyus PJSC GDR * ~ ± Ω 262 –
Polyus PJSC ADR * ± Ω 2,028 –
Rosneft Oil Co. PJSC * ± Ω 3,660 –
Rosneft Oil Co. PJSC GDR * ~ ± Ω 41,896 –
Sberbank of Russia PJSC * ± Ω 41,510 –
Sberbank of Russia PJSC ADR (SEAQ) * ± Ω 92,176 –
Severstal PAO * ± Ω 812 –
Severstal PAO GDR * ~ ± Ω 7,476 –
Surgutneftegas PJSC ADR (LI) * ± Ω 49,470 –
Tatneft PJSC * ± Ω 9,037 –
Tatneft PJSC ADR * ± Ω 7,942 –
United Co. RUSAL International PJSC * ± Ω 114,970 –
VK IPJSC GDR * ~ ± Ω 4,153 –
VTB Bank PJSC * ± Ω 4,200 –
VTB Bank PJSC GDR * ~ ± Ω 57,906 –
1
Saudi Arabia - 2.3%
spacing
ACWA Power Co. * 3,176 164,066
Ades Holding Co. 3,933 19,491
Al Rajhi Bank 39,999 701,663
Alinma Bank 20,188 131,357
a Shares Value
Almarai Co. JSC 5,947 $ 71,989
Arab National Bank 12,332 68,083
Arabian Internet & Communications Services
Co. 315 17,134
Bank Al-Jazira 8,482 26,217
Bank AlBilad 10,249 66,553
Banque Saudi Fransi 16,009 82,687
Bupa Arabia for Cooperative Insurance Co. 1,056 49,184
Co. for Cooperative Insurance 964 37,764
Dar Al Arkan Real Estate Development Co. * 6,775 32,476
Dr. Sulaiman Al Habib Medical Services Group
Co. 1,176 66,356
Elm Co. 336 61,465
Etihad Etisalat Co. 5,343 85,964
Jabal Omar Development Co. * 7,805 31,423
Jarir Marketing Co. 7,304 32,580
Makkah Construction & Development Co. 1,270 28,039
Mouwasat Medical Services Co. 1,295 21,976
Riyad Bank 26,696 141,512
SABIC Agri-Nutrients Co. 3,274 107,855
SAL Saudi Logistics Services 435 20,853
Saudi Arabian Mining Co. * 15,948 252,207
Saudi Arabian Oil Co. ~ 81,910 569,166
Saudi Awwal Bank 13,824 119,081
Saudi Basic Industries Corp. 12,455 170,853
Saudi Energy Co. 10,485 49,674
Saudi Investment Bank 7,510 26,829
Saudi National Bank 40,062 412,410
Saudi Tadawul Group Holding Co. 620 21,832
Saudi Telecom Co. 27,159 312,561
Yanbu National Petrochemical Co. 3,574 27,969
4,029,269
South Africa - 2.4%
spacing
Absa Group Ltd. 11,417 159,067
Bid Corp. Ltd. 4,540 123,783
Bidvest Group Ltd. 4,275 62,499
Capitec Bank Holdings Ltd. 1,175 341,120
Clicks Group Ltd. 3,284 45,605
Discovery Ltd. 7,261 117,247
FirstRand Ltd. 68,810 408,999
Gold Fields Ltd. 12,176 408,692
Harmony Gold Mining Co. Ltd. 7,835 119,883
Impala Platinum Holdings Ltd. 12,371 129,967
MTN Group Ltd. 23,680 329,797
Naspers Ltd. Class N  10,410 522,725
Nedbank Group Ltd. 5,708 94,071
Northam Platinum Holdings Ltd. 4,965 71,724
OUTsurance Group Ltd. 11,453 54,943
Pepkor Holdings Ltd. ~ 48,722 65,871
Remgro Ltd. 6,340 76,250
Sanlam Ltd. 24,402 131,440
Sasol Ltd. * 7,924 78,275
Shoprite Holdings Ltd. 6,365 114,714
Sibanye Stillwater Ltd. 38,832 82,507
Standard Bank Group Ltd. 17,763 350,645
Valterra Platinum Ltd. 3,619 243,222
Vodacom Group Ltd. 8,464 78,424
4,211,470
South Korea - 22.8%
spacing
Alteogen, Inc. 547 128,041
Amorepacific Corp. 388 26,676
APR Corp. 334 83,803

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Celltrion, Inc. 2,054 $ 231,351
DB Insurance Co. Ltd. 584 50,885
Doosan Co. Ltd. 100 97,976
Doosan Enerbility Co. Ltd. * 6,109 348,051
Ecopro BM Co. Ltd. 736 68,589
Ecopro Co. Ltd. 1,389 96,954
Hana Financial Group, Inc. 3,692 275,770
Hankook Tire & Technology Co. Ltd. 928 37,435
Hanmi Semiconductor Co. Ltd. 552 93,566
Hanwha Aerospace Co. Ltd. 456 295,115
Hanwha Ocean Co. Ltd. * 1,781 116,931
Hanwha Systems Co. Ltd. 1,034 49,145
HD Hyundai Co. Ltd. 550 71,628
HD Hyundai Electric Co. Ltd. 320 205,274
HD Hyundai Heavy Industries Co. Ltd. 429 165,411
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 582 132,823
HLB, Inc. * 1,648 55,462
HMM Co. Ltd. 2,889 34,927
HYBE Co. Ltd. 332 41,570
Hyosung Heavy Industries Corp. 70 159,081
Hyundai Engineering & Construction Co. Ltd. 994 74,464
Hyundai Glovis Co. Ltd. 514 61,614
Hyundai Mobis Co. Ltd. 802 264,124
Hyundai Motor Co. 1,803 587,713
Hyundai Rotem Co. Ltd. 970 109,315
Industrial Bank of Korea 3,278 42,362
Kakao Corp. 4,271 96,309
KakaoBank Corp. 2,062 28,051
KB Financial Group, Inc. 4,813 497,988
Kia Corp. 3,185 287,662
Korea Aerospace Industries Ltd. 932 88,541
Korea Electric Power Corp. 3,510 84,574
Korea Investment Holdings Co. Ltd. 575 83,292
Korean Air Lines Co. Ltd. 2,402 43,050
Krafton, Inc. 398 61,030
KT&G Corp. 1,252 137,789
LG Chem Ltd. 628 115,119
LG Corp. 1,157 73,325
LG Display Co. Ltd. * 3,751 28,262
LG Electronics, Inc. 1,440 191,976
LG Energy Solution Ltd. * 638 150,941
LG Uplus Corp. 1,267 11,439
LIG Defense&Aerospace Co. Ltd. 168 77,966
LS Electric Co. Ltd. 1,024 160,628
Meritz Financial Group, Inc. * 887 60,925
Mirae Asset Securities Co. Ltd. 2,671 74,983
NAVER Corp. 1,922 249,386
NH Investment & Securities Co. Ltd. Class C  1,839 35,357
POSCO Future M Co. Ltd. 449 51,579
POSCO Holdings, Inc. 972 200,813
Posco International Corp. 580 18,400
S-Oil Corp. 566 38,850
Samsung Biologics Co. Ltd. * ~ 157 141,936
Samsung C&T Corp. 1,103 341,516
Samsung Electro-Mechanics Co. Ltd. 761 1,102,110
Samsung Electronics Co. Ltd. 63,635 14,120,423
Samsung Episholdings Co. Ltd. * 82 22,943
Samsung Fire & Marine Insurance Co. Ltd. 395 159,395
Samsung Heavy Industries Co. Ltd. * 9,047 137,596
Samsung Life Insurance Co. Ltd. 1,088 286,495
Samsung SDI Co. Ltd. * 822 261,997
Samsung SDS Co. Ltd. 534 67,078
Samyang Foods Co. Ltd. 53 38,581
a Shares Value
Shinhan Financial Group Co. Ltd. 5,639 $ 353,563
SK Hynix, Inc. 7,505 13,243,189
SK Innovation Co. Ltd. * 835 51,499
SK Square Co. Ltd. 1,256 1,420,361
SK Telecom Co. Ltd. 1,441 82,130
SK, Inc. 494 270,891
Woori Financial Group, Inc. 8,743 165,124
Yuhan Corp. 811 36,934
39,258,052
Taiwan - 27.3%
spacing
Accton Technology Corp. 7,000 558,335
Advantech Co. Ltd. 6,898 107,615
Alchip Technologies Ltd. 1,000 133,930
ASE Technology Holding Co. Ltd. 45,000 1,004,245
Asia Vital Components Co. Ltd. 4,000 323,561
Asustek Computer, Inc. * 9,000 199,734
Bizlink Holding, Inc. 2,000 122,560
Caliway Biopharmaceuticals Co. Ltd. Class C * 13,000 41,191
Cathay Financial Holding Co. Ltd. 128,202 397,579
Chailease Holding Co. Ltd. 19,663 72,722
Chang Hwa Commercial Bank Ltd. 91,691 69,337
China Steel Corp. 159,000 94,256
Chroma ATE, Inc. 5,000 347,467
Chunghwa Telecom Co. Ltd. 51,000 226,372
CTBC Financial Holding Co. Ltd. 226,000 506,581
Delta Electronics, Inc. 27,000 1,695,701
E Ink Holdings, Inc. 11,000 75,119
E.Sun Financial Holding Co. Ltd. 186,467 202,349
Elite Material Co. Ltd. 4,000 691,522
eMemory Technology, Inc. 1,000 94,191
Eva Airways Corp. 37,000 52,470
Evergreen Marine Corp. Taiwan Ltd. 14,000 81,281
Far EasTone Telecommunications Co. Ltd. 23,000 75,853
First Financial Holding Co. Ltd. 148,221 152,870
Formosa Chemicals & Fibre Corp. 45,000 77,463
Formosa Plastics Corp. 52,000 89,195
Fortune Electric Co. Ltd. 2,320 57,276
Fubon Financial Holding Co. Ltd. 113,573 463,964
Gigabyte Technology Co. Ltd. 7,000 76,482
Global Unichip Corp. 1,000 155,071
Globalwafers Co. Ltd. 4,000 129,103
Gold Circuit Electronics Ltd. 5,000 192,018
Hon Hai Precision Industry Co. Ltd. 166,000 1,324,629
Hon Precision, Inc. 1,000 205,453
Hotai Motor Co. Ltd. 4,120 60,560
Hua Nan Financial Holdings Co. Ltd. Class C  121,184 145,343
Innolux Corp. 101,063 223,672
International Games System Co. Ltd. Class C  3,000 74,721
Inventec Corp. 33,000 69,961
Jentech Precision Industrial Co. Ltd. 1,000 109,830
KGI Financial Holding Co. Ltd. 205,376 186,599
King Slide Works Co. Ltd. 1,000 234,330
King Yuan Electronics Co. Ltd. 15,000 162,334
Largan Precision Co. Ltd. 1,000 135,465
Lite-On Technology Corp. 27,000 191,086
Lotes Co. Ltd. 1,000 67,446
MediaTek, Inc. 20,000 2,725,294
Mega Financial Holding Co. Ltd. 152,194 221,202
MPI Corp. 1,000 195,572
Nan Ya Plastics Corp. 65,000 345,997
Novatek Microelectronics Corp. 8,000 135,294
Pegatron Corp. 26,000 68,782
PharmaEssentia Corp. 4,219 178,187

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
President Chain Store Corp. 7,000 $ 49,093
Quanta Computer, Inc. 37,000 431,364
Realtek Semiconductor Corp. 7,000 178,672
Shanghai Commercial & Savings Bank Ltd. 50,178 67,505
SinoPac Financial Holdings Co. Ltd. 159,866 201,621
Taiwan Business Bank 95,312 53,307
Taiwan Cooperative Financial Holding Co. Ltd. 143,632 112,390
Taiwan Mobile Co. Ltd. 22,000 80,458
Taiwan Semiconductor Manufacturing Co. Ltd. 335,000 26,428,234
TCC Group Holdings Co. Ltd. 87,493 66,363
TS Financial Holding Co. Ltd. 284,919 299,135
Uni-President Enterprises Corp. 65,000 152,415
Unimicron Technology Corp. 18,270 629,364
United Microelectronics Corp. * 154,000 826,025
Vanguard International Semiconductor Corp. 17,098 118,057
Wan Hai Lines Ltd. * 9,500 23,667
Wistron Corp. * 41,000 206,821
Wiwynn Corp. 1,000 147,720
Yageo Corp. 20,844 760,370
Yang Ming Marine Transport Corp. 24,000 39,239
Yuanta Financial Holding Co. Ltd. 143,856 299,198
Zhen Ding Technology Holding Ltd. 10,000 201,427
47,001,615
Thailand - 0.9%
spacing
Advanced Info Service PCL 13,400 148,448
Airports of Thailand PCL 51,300 99,908
Bangkok Dusit Medical Services PCL 149,800 87,256
Bumrungrad Hospital PCL 7,400 42,090
Central Pattana PCL 25,900 52,482
Charoen Pokphand Foods PCL 45,600 26,946
CP ALL PCL 68,300 96,595
Delta Electronics Thailand PCL NVDR 42,400 422,760
Gulf Development PCL 49,189 91,389
Kasikornbank PCL NVDR 7,500 49,321
Krung Thai Bank PCL 44,900 51,539
Minor International PCL 39,390 29,448
PTT Exploration & Production PCL 16,100 64,705
PTT PCL 137,900 147,523
SCB X PCL 1,050 4,675
SCB X PCL NVDR 10,600 47,352
Siam Cement PCL 9,400 69,344
TMBThanachart Bank PCL 311,200 23,106
True Corp. PCL 147,774 57,528
1,612,415
Turkey - 0.4%
spacing
Akbank TAS 44,820 74,191
Aselsan Elektronik Sanayi Ve Ticaret AS 15,671 115,904
BIM Birlesik Magazalar AS 12,596 98,796
Eregli Demir ve Celik Fabrikalari TAS 42,829 37,275
Haci Omer Sabanci Holding AS 14,284 29,931
KOC Holding AS 9,625 40,072
Turk Hava Yollari AO 8,118 56,918
Turkcell Iletisim Hizmetleri AS 15,073 34,795
Turkiye Is Bankasi AS Class C  107,831 34,308
Turkiye Petrol Rafinerileri AS 12,526 60,877
Yapi ve Kredi Bankasi AS * 42,370 36,577
619,644
United Arab Emirates - 1.1%
spacing
Abu Dhabi Commercial Bank PJSC 43,548 171,580
Abu Dhabi Islamic Bank PJSC 20,456 115,284
a Shares Value
Abu Dhabi National Oil Co. for Distribution
PJSC 40,730 $ 43,489
ADNOC Drilling Co. PJSC 34,663 54,098
Adnoc Gas PLC 91,303 85,553
ADNOC Logistics & Services 22,398 36,730
Air Arabia PJSC 29,118 43,249
Aldar Properties PJSC 53,594 120,938
Dubai Electricity & Water Authority PJSC 77,427 58,628
Dubai Islamic Bank PJSC 40,615 82,410
Emaar Development PJSC 10,941 41,221
Emaar Properties PJSC 85,237 277,036
Emirates NBD Bank PJSC 26,043 209,897
Emirates Telecommunications Group Co.
PJSC 47,787 250,003
First Abu Dhabi Bank PJSC 60,623 280,872
Salik Co. PJSC 24,394 39,086
1,910,074
United States - 0.2%
spacing
Aura Minerals, Inc. 439 27,635
BeOne Medicines Ltd. Class H * 10,889 237,335
JBS NV Class A  4,313 51,109
Legend Biotech Corp. ADR * 899 25,963
342,042
Total Common Stocks
    (Cost $137,280,066) 166,767,775
Principal
Amount
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
3.683% due 08/13/26 ‡ $ 210,000 209,086
Total Short-Term Investments
(Cost $209,094) 209,086
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.0%
    (Cost $139,747,440) 170,533,631
Shares
SECURITIES LENDING COLLATERAL - 0.4%
Mutual Funds - 0.1%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500
%
257,927 257,927
Principal
Amount
Repurchase Agreements - 0.3%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$319,138; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $325,521) $ 319,106 319,106

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, the Fund's Top 5 country of risk allocations as a percentage of net assets was as follows:
(c) As of June 30, 2026, an investment with a value of $209,086 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
(d) As of June 30, 2026, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(e) As of June 30, 2026, restricted securities were as follows:
(f) As of June 30, 2026, open futures contracts outstanding were as follows:
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$148,058; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $151,215) $ 147,844 $ 147,844
466,950
Total Securities Lending Collateral
(Cost $724,877) 724,877
a
TOTAL INVESTMENTS - 99.4%
(Cost $140,472,317) 171,258,508
DERIVATIVES - (0.0%) (24,628)
OTHER ASSETS & LIABILITIES, NET - 0.6% 1,006,422
NET ASSETS - 100.0% $172,240,302
Technology 39.1%
Financial 19.7%
Industrial 9.8%
Communications 9.8%
Consumer, Cyclical 5.2%
Consumer, Non-Cyclical 5.1%
Basic Materials 4.9%
Energy 3.4%
Others (each less than 3.0%) 2.4%
99.4%
Derivatives (0.0%)
Other Assets & Liabilities, Net 0.6%
100.0%
Taiwan 27.3%
South Korea 23.7%
China 18.4%
India 10.8%
Brazil 3.7%
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Longfor Group Holdings Ltd.
Acq 02/11/11 $35,862 $20,502 0.0%
Multi Commodity Exchange of
India Ltd. Acq 05/29/26 49,862 47,978 0.1%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 09/26 31 $ 2,748,443 $ 2,723,815 ( $ 24,628)

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(g) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Warrants $ 1,190 $ – $ 1,190 $ –
Preferred Stocks
Brazil 1,660,630 1,660,588 42 –
Chile 145,443 145,443 – –
Colombia 121,704 121,704 – –
India 767 767 – –
South Korea 1,627,036 – 1,627,036 –
Total Preferred Stocks 3,555,580 1,928,502 1,627,078 –
Common Stocks
Australia 553,537 – 553,537 –
Brazil 4,612,441 4,612,441 – –
Chile 595,948 595,948 – –
China 31,707,239 1,567,654 30,139,585 –
Colombia 120,528 120,528 – –
Czech Republic 168,880 27,331 141,549 –
Egypt 112,885 – 112,885 –
Greece 856,103 – 856,103 –
Hong Kong 265,282 – 265,282 –
Hungary 565,436 60,262 505,174 –
India 18,657,980 82,487 18,575,493 –
Indonesia 714,616 115,292 599,324 –
Kuwait 870,820 – 870,820 –
Luxembourg 47,501 47,501 – –
Malaysia 1,504,999 116,944 1,388,055 –
Mexico 3,004,256 3,004,256 – –
Peru 426,820 426,820 – –
Philippines 455,358 21,920 433,438 –
Poland 1,667,413 – 1,667,413 –
Qatar 803,109 133,239 669,870 –
Romania 72,042 – 72,042 –
Russia 1 – – 1
Saudi Arabia 4,029,269 566,719 3,462,550 –
South Africa 4,211,470 612,072 3,599,398 –
South Korea 39,258,052 96,366 39,161,686 –
Taiwan 47,001,615 – 47,001,615 –
Thailand 1,612,415 – 1,612,415 –
Turkey 619,644 115,904 503,740 –
United Arab Emirates 1,910,074 – 1,910,074 –
United States 342,042 104,707 237,335 –
Total Common Stocks 166,767,775 12,428,391 154,339,383 1
Short-Term Investments 209,086 – 209,086 –
Securities Lending Collateral 724,877 257,927 466,950 –
Total Assets 171,258,508 14,614,820 156,643,687 1
Liabilities Derivatives:
Equity Contracts
Futures (24,628) (24,628) – –
Total Liabilities (24,628) (24,628) – –
Total $171,233,880 $14,590,192 $156,643,687 $1

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

See Notes to Financial Statements
a Shares Value
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise @ $1.00
Exp 03/31/40 * ± Ω 828 $ –
Total Warrants
    (Cost $0) –
PREFERRED STOCKS - 0.2%
Germany - 0.2%
spacing
Bayerische Motoren Werke AG 1,867 122,927
Dr. Ing hc F Porsche AG ~ 3,829 191,158
Henkel AG & Co. KGaA 5,305 446,149
Volkswagen AG 7,223 579,439
1,339,673
Total Preferred Stocks
    (Cost $1,819,070) 1,339,673
COMMON STOCKS - 98.4%
Australia - 6.0%
spacing
ANZ Group Holdings Ltd. 105,582 2,576,663
Aristocrat Leisure Ltd. 19,012 805,681
BHP Group Ltd. 177,992 7,417,449
Commonwealth Bank of Australia 58,618 6,680,353
CSL Ltd. 17,000 1,356,341
Fortescue Ltd. 56,622 753,655
Glencore PLC * 328,855 2,242,272
Goodman Group REIT 69,835 1,506,775
Macquarie Group Ltd. 12,683 2,204,864
National Australia Bank Ltd. 107,452 2,821,557
Rio Tinto Ltd. 13,024 1,567,045
Rio Tinto PLC 37,365 3,534,907
Telstra Group Ltd. 137,767 483,131
Transurban Group >> 109,294 1,086,704
Wesfarmers Ltd. 39,767 2,488,748
Westpac Banking Corp. 119,807 2,919,176
Woodside Energy Group Ltd. 66,592 1,287,825
41,733,146
Austria - 0.2%
spacing
Erste Group Bank AG 10,785 1,443,442
Verbund AG 2,385 151,145
1,594,587
Belgium - 0.7%
spacing
Anheuser-Busch InBev SA 31,476 2,600,855
KBC Group NV 8,046 1,098,936
UCB SA 4,258 1,274,722
4,974,513
Brazil - 0.2%
spacing
Wheaton Precious Metals Corp. 15,906 1,789,278
Canada - 12.0%
spacing
Agnico Eagle Mines Ltd. 17,820 2,768,775
Alimentation Couche-Tard, Inc. 24,123 1,537,613
Bank of Montreal 24,118 4,262,760
Bank of Nova Scotia 43,182 3,753,249
Barrick Mining Corp. 58,685 2,157,887
a Shares Value
Brookfield Asset Management Ltd. Class A  11,476 $ 514,791
Brookfield Corp. 69,955 2,984,648
Cameco Corp. 15,253 1,554,714
Canadian Imperial Bank of Commerce 32,165 3,703,993
Canadian National Railway Co. 18,125 2,162,987
Canadian Natural Resources Ltd. (TSE) 73,066 2,891,214
Canadian Pacific Kansas City Ltd. 31,254 2,709,672
Celestica, Inc. * 4,027 1,468,659
Cenovus Energy, Inc. 46,180 1,145,831
Constellation Software, Inc. 705 1,327,234
Dollarama, Inc. 9,554 1,263,897
Enbridge, Inc. 76,426 4,144,490
Fairfax Financial Holdings Ltd. 662 1,088,859
Fortis, Inc. 17,773 1,018,196
Franco-Nevada Corp. 6,753 1,409,071
George Weston Ltd. 5,284 379,278
Great-West Lifeco, Inc. 8,707 554,805
Hydro One Ltd. ~ 11,555 476,621
Imperial Oil Ltd. 5,082 570,675
Intact Financial Corp. 6,220 1,283,734
Kinross Gold Corp. 41,949 993,229
Loblaw Cos. Ltd. 19,396 879,914
Manulife Financial Corp. 58,733 2,382,036
National Bank of Canada 13,565 2,141,610
Nutrien Ltd. 16,854 1,061,805
Restaurant Brands International, Inc. 11,247 815,779
Royal Bank of Canada 48,959 10,138,043
Shopify, Inc. Class A * 42,946 4,913,392
Sun Life Financial, Inc. 19,401 1,523,216
Suncor Energy, Inc. 41,575 2,236,681
TC Energy Corp. 36,472 2,415,265
Thomson Reuters Corp. 4,583 374,331
Toronto-Dominion Bank 58,013 7,053,595
84,062,549
Chile - 0.1%
spacing
Antofagasta PLC 12,086 613,402
China - 0.4%
spacing
BOC Hong Kong Holdings Ltd. 129,506 702,769
Prosus NV 45,832 1,991,566
2,694,335
Czech Republic - 0.0%
spacing
CSG NV * 5,254 76,685
Denmark - 1.3%
spacing
Danske Bank AS 21,936 1,175,826
DSV AS 6,738 1,603,329
Novo Nordisk AS Class B  112,813 5,418,061
Novonesis Novozymes B Class B  12,343 779,073
8,976,289
Finland - 0.8%
spacing
Kone OYJ Class B  11,509 654,690
Nokia OYJ (OMXH) 175,998 2,347,148
Nordea Bank Abp 107,556 2,041,080
Sampo OYJ Class A  83,690 878,908
5,921,826
France - 7.9%
spacing
Air Liquide SA 22,321 4,420,159
Airbus SE 20,814 4,630,941

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
AXA SA 54,923 $ 2,752,160
BNP Paribas SA 34,728 4,055,993
Capgemini SE 5,357 537,803
Cie de Saint-Gobain SA 15,600 1,414,645
Cie Generale des Etablissements Michelin
SCA 21,677 837,388
Credit Agricole SA † 31,798 639,556
Danone SA 22,078 1,804,618
Dassault Systemes SE 23,501 479,356
Engie SA 62,340 1,962,122
EssilorLuxottica SA 10,785 2,025,116
Hermes International SCA 906 1,656,797
Kering SA 2,499 706,884
Legrand SA 8,956 1,517,543
L'Oreal SA 8,414 3,688,333
LVMH Moet Hennessy Louis Vuitton SE 8,717 4,821,025
Orange SA 65,224 1,230,045
Safran SA 12,089 4,764,041
Sartorius Stedim Biotech 1,023 212,122
Societe Generale SA 22,382 1,981,033
Thales SA 3,246 834,226
TotalEnergies SE 68,990 5,334,684
Veolia Environnement SA 20,785 866,137
Vinci SA 16,316 2,382,920
55,555,647
Germany - 8.4%
spacing
adidas AG 5,675 1,164,677
Allianz SE 13,325 6,307,361
BASF SE 31,263 1,671,103
Bayer AG 34,413 1,903,320
Bayerische Motoren Werke AG 9,828 645,195
Beiersdorf AG 3,187 274,476
Commerzbank AG 22,709 967,282
Daimler Truck Holding AG 16,091 776,054
Deutsche Bank AG 63,578 2,153,195
Deutsche Boerse AG 6,363 1,735,506
Deutsche Post AG 32,226 1,959,226
Deutsche Telekom AG 120,274 3,279,184
E.ON SE 78,643 1,617,206
Hannover Rueck SE 2,112 584,889
Heidelberg Materials AG 4,633 883,837
Henkel AG & Co. KGaA 3,185 252,055
Infineon Technologies AG 45,744 4,309,171
Mercedes-Benz Group AG 25,297 1,272,405
Merck KGaA 4,527 758,927
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 4,576 2,555,515
Rheinmetall AG 1,631 1,855,722
RWE AG 22,541 1,457,727
SAP SE 36,577 5,638,277
Siemens AG 26,022 8,366,255
Siemens Energy AG 27,147 5,175,344
Siemens Healthineers AG ~ 11,854 462,336
Vonovia SE 25,261 623,176
58,649,421
Hong Kong - 1.1%
spacing
AIA Group Ltd. 368,065 3,369,720
CLP Holdings Ltd. 57,496 537,404
Hong Kong Exchanges & Clearing Ltd. 42,215 1,964,136
Prudential PLC 88,412 1,174,289
a Shares Value
Sun Hung Kai Properties Ltd. 45,496 $ 654,838
7,700,387
Israel - 0.6%
spacing
Bank Hapoalim BM 45,888 1,058,427
Bank Leumi Le-Israel BM 51,764 1,158,405
Elbit Systems Ltd. 978 743,646
Teva Pharmaceutical Industries Ltd. ADR * 40,787 1,381,864
4,342,342
Italy - 2.3%
spacing
Banca Monte dei Paschi di Siena SpA 66,519 826,659
Enel SpA 267,090 3,063,626
Eni SpA 63,639 1,493,075
Ferrari NV 4,245 1,577,846
Generali 28,500 1,389,457
Intesa Sanpaolo SpA 487,968 3,353,945
Ryanair Holdings PLC 14,627 457,221
UniCredit SpA 47,539 4,260,385
16,422,214
Japan - 19.4%
spacing
Advantest Corp. 25,600 5,266,645
Aeon Co. Ltd. 75,600 625,223
Ajinomoto Co., Inc. 30,000 1,093,775
Bridgestone Corp. 37,400 788,602
Canon, Inc. 28,000 717,090
Central Japan Railway Co. 26,300 561,374
Chugai Pharmaceutical Co. Ltd. 23,500 1,085,540
Daiichi Life Group, Inc. 120,500 1,315,708
Daiichi Sankyo Co. Ltd. 59,700 959,991
Daikin Industries Ltd. 9,200 1,403,356
Denso Corp. 56,100 645,935
Disco Corp. 3,000 1,560,700
East Japan Railway Co. 33,800 706,353
FANUC Corp. 32,700 1,505,708
Fast Retailing Co. Ltd. 6,700 3,432,707
FUJIFILM Holdings Corp. 39,200 838,623
Fujikura Ltd. 52,900 2,097,055
Fujitsu Ltd. 59,400 1,180,278
Hitachi Ltd. 154,900 4,287,027
Honda Motor Co. Ltd. 127,000 1,143,986
Hoya Corp. 11,900 1,919,485
ITOCHU Corp. 194,300 2,217,475
Japan Post Bank Co. Ltd. 62,633 1,192,053
Japan Post Holdings Co. Ltd. 59,000 793,028
Japan Tobacco, Inc. 38,500 1,420,630
KDDI Corp. 102,700 1,725,124
Keyence Corp. 6,600 3,336,214
Kioxia Holdings Corp. * 11,000 6,393,527
Komatsu Ltd. 30,100 1,175,329
Marubeni Corp. 49,400 1,440,186
Mitsubishi Corp. 105,800 2,830,380
Mitsubishi Electric Corp. 66,600 2,442,521
Mitsubishi Heavy Industries Ltd. 112,300 2,551,757
Mitsubishi UFJ Financial Group, Inc. 374,100 7,453,167
Mitsui & Co. Ltd. 82,800 2,312,022
Mitsui Fudosan Co. Ltd. 86,900 805,426
Mizuho Financial Group, Inc. 82,900 3,981,587
MS&AD Insurance Group Holdings, Inc. 41,800 1,083,454
Murata Manufacturing Co. Ltd. 56,700 4,070,195
NEC Corp. 43,000 1,038,119
Nintendo Co. Ltd. 38,300 1,610,132
NTT, Inc. 1,056,200 939,520

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
a Shares Value
Oriental Land Co. Ltd. 37,800 $ 575,616
ORIX Corp. 38,400 1,462,714
Otsuka Holdings Co. Ltd. 14,700 978,420
Panasonic Holdings Corp. 81,700 2,298,497
Recruit Holdings Co. Ltd. 46,400 3,228,462
Renesas Electronics Corp. 60,600 1,870,651
Seven & i Holdings Co. Ltd. 66,100 792,696
Shin-Etsu Chemical Co. Ltd. 57,400 2,502,035
SoftBank Corp. 1,007,900 1,287,016
SoftBank Group Corp. 130,000 4,822,126
Sompo Holdings, Inc. 28,600 1,086,522
Sony Group Corp. 204,600 4,117,383
Sumitomo Corp. 142,400 1,368,702
Sumitomo Electric Industries Ltd. 100,000 1,855,712
Sumitomo Mitsui Financial Group, Inc. 127,400 4,993,957
Takeda Pharmaceutical Co. Ltd. 55,700 1,775,417
Tokio Marine Holdings, Inc. 62,700 2,756,844
Tokyo Electron Ltd. 15,700 7,612,204
Toyota Motor Corp. 332,000 5,561,828
Toyota Tsusho Corp. 22,300 830,054
135,723,863
Luxembourg - 0.1%
spacing
ArcelorMittal SA 14,931 900,235
Netherlands - 5.8%
spacing
Adyen NV * ~ 939 880,892
Argenx SE * 2,168 2,009,440
ASM International NV 1,641 1,887,119
ASML Holding NV 13,596 26,922,465
Heineken NV 10,088 847,014
ING Groep NV 102,295 3,227,745
Koninklijke Ahold Delhaize NV 30,974 1,246,467
Koninklijke Philips NV 26,983 733,793
Nebius Group NV * 7,074 1,953,627
Universal Music Group NV 35,420 742,032
40,450,594
Norway - 0.2%
spacing
DNB Bank ASA 28,467 847,526
Equinor ASA 24,629 776,636
1,624,162
Singapore - 1.6%
spacing
DBS Group Holdings Ltd. 72,209 3,656,287
Oversea-Chinese Banking Corp. Ltd. 114,657 2,200,347
Sea Ltd. ADR * 13,170 1,262,081
Singapore Telecommunications Ltd. 259,700 886,620
STMicroelectronics NV 22,136 1,637,422
United Overseas Bank Ltd. 42,300 1,302,621
10,945,378
South Africa - 0.3%
spacing
Anglo American PLC 37,138 1,821,709
Spain - 3.5%
spacing
Aena SME SA ~ 26,271 800,546
Amadeus IT Group SA 15,386 900,100
Banco Bilbao Vizcaya Argentaria SA 197,349 4,968,616
Banco Santander SA 501,677 6,963,199
CaixaBank SA (SIBE) 123,028 1,743,081
Endesa SA 10,947 497,390
Iberdrola SA 213,044 5,302,575
a Shares Value
Industria de Diseno Textil SA 38,210 $ 2,408,465
Naturgy Energy Group SA 14,246 446,529
Telefonica SA 129,100 518,830
24,549,331
Sweden - 2.3%
spacing
Assa Abloy AB Class B  34,185 1,207,785
Atlas Copco AB Class A  88,207 1,787,867
Atlas Copco AB Class B  51,941 920,812
Epiroc AB Class A  21,641 593,758
Epiroc AB Class B  13,319 309,128
EQT AB 15,142 428,360
H & M Hennes & Mauritz AB Class B  14,818 254,897
Hexagon AB Class B  72,725 601,679
Investor AB Class B  60,628 2,519,161
Sandvik AB 36,250 1,496,949
Skandinaviska Enskilda Banken AB Class A  51,262 1,020,679
Svenska Handelsbanken AB Class A  47,685 701,699
Swedbank AB Class A  28,748 1,073,906
Telefonaktiebolaget LM Ericsson Class B  92,585 1,038,312
Volvo AB Class B  54,368 1,849,368
15,804,360
Switzerland - 5.4%
spacing
ABB Ltd. 54,900 5,971,980
Chocoladefabriken Lindt & Spruengli AG (LISN
SW) 3 356,436
Chocoladefabriken Lindt & Spruengli AG (LISP
SW) 33 383,353
Cie Financiere Richemont SA Class A  18,831 4,346,729
Galderma Group AG 6,458 1,468,855
Givaudan SA 323 1,366,211
Kuehne & Nagel International AG 1,692 410,550
Lonza Group AG 2,460 1,659,526
Nestle SA 90,251 9,256,606
Partners Group Holding AG 748 612,675
Schindler Holding AG (SCHN SW) 703 223,475
Schindler Holding AG (SCHP SW) 1,402 464,758
Sika AG 5,340 1,101,193
Swisscom AG 907 699,593
UBS Group AG (XVTX) 111,197 5,511,047
Zurich Insurance Group AG 5,241 3,876,414
37,709,401
United Kingdom - 10.1%
spacing
3i Group PLC 34,099 1,121,307
AstraZeneca PLC 52,970 9,889,721
BAE Systems PLC 102,623 2,514,943
Barclays PLC 479,312 3,211,869
British American Tobacco PLC 70,341 4,352,910
Coca-Cola Europacific Partners PLC 7,031 703,592
Compass Group PLC 59,563 1,924,441
Diageo PLC 77,992 1,570,766
GSK PLC 142,101 3,730,560
HSBC Holdings PLC 601,909 11,381,671
Imperial Brands PLC 25,931 958,380
Lloyds Banking Group PLC 2,051,367 3,002,230
London Stock Exchange Group PLC 15,614 1,688,116
National Grid PLC 174,210 2,873,371
NatWest Group PLC 279,549 2,466,726
Reckitt Benckiser Group PLC 22,493 1,465,049
RELX PLC 62,552 1,976,944
Rolls-Royce Holdings PLC 294,198 5,639,669
SSE PLC 42,460 1,369,867

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2026, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2026, the Fund's Top 5 country of risk allocations as a percentage of net assets was as follows:
(c) As of June 30, 2026, an investment with a value of $450,033 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
a Shares Value
Standard Chartered PLC 62,349 $ 1,686,076
Tesco PLC 223,662 1,363,465
Unilever PLC 76,535 4,597,272
Vodafone Group PLC 646,407 855,559
70,344,504
United States - 7.7%
spacing
Alcon AG 17,504 1,180,293
AP Moller - Maersk AS Class A  85 196,204
AP Moller - Maersk AS Class B  117 277,939
BP PLC 549,974 3,389,896
Experian PLC 31,559 1,063,652
Ferrovial NV 16,782 1,150,247
Haleon PLC 312,010 1,437,787
Holcim AG 17,871 1,611,297
Novartis AG 64,148 10,025,839
Roche Holding AG 24,609 10,116,422
Roche Holding AG Class BR (RO SW) 1,028 430,690
Sanofi SA 38,215 3,267,519
Schneider Electric SE 19,205 6,284,369
Shell PLC 196,712 7,643,240
Spotify Technology SA * 5,138 2,359,010
Stellantis NV * 71,046 405,838
Sunbelt Rentals Holdings, Inc. 14,380 1,048,997
Swiss Re AG 10,465 1,663,411
53,552,650
Total Common Stocks
    (Cost $474,740,312) 688,532,808
Principal
Amount
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
3.684% due 08/13/26 ‡ $ 661,000 658,124
Total Short-Term Investments
(Cost $658,150) 658,124
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.7%
    (Cost $477,217,532) 690,530,605
Shares
SECURITIES LENDING COLLATERAL - 0.1%
Mutual Funds - 0.0%
Morgan Stanley Institutional Class Liquidity
Fund-Government Portfolio 3.500
%
241,832 241,832
Principal
Amount
Repurchase Agreements - 0.1%
Clear Street LLC
3.650% due 07/01/26
(Dated 06/30/26, repurchase price of
$299,223; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 08/01/30 - 03/20/65 and
an aggregate value of $305,208) $ 299,193 299,193
Principal
Amount Value
State of Wisconsin Investment Board
3.730% due 07/14/26
(Dated 06/30/26, repurchase price of
$138,819; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.750% and maturity dates ranging from
01/15/28 - 01/15/32 and an aggregate value
of $141,779) $ 138,618 $ 138,618
437,811
Total Securities Lending Collateral
(Cost $679,643) 679,643
a
TOTAL INVESTMENTS - 98.8%
(Cost $477,897,175) 691,210,248
DERIVATIVES - (0.0%) (69,068)
OTHER ASSETS & LIABILITIES, NET - 1.2% 8,360,023
NET ASSETS - 100.0% $ 699,501,203
Financial 29 .3%
Consumer, Non-Cyclical 16 .7%
Industrial 14 .7%
Technology 10 .0%
Consumer, Cyclical 9 .7%
Basic Materials 5 .9%
Energy 4 .8%
Communications 4 .4%
Utilities 3 .1%
Others (each less than 3.0%) 0 .2%
98 .8%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net 1 .2%
100 .0%
Japan 19 .4%
Canada 12 .0%
United Kingdom 10 .1%
Germany 8 .6%
France 7 .9%

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
(d) As of June 30, 2026, open futures contracts outstanding were as follows:
(e) Fair Value Measurements
As of June 30, 2026, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 09/26 59 $ 9,348,437 $ 9,278,635 ( $ 69,802 )
Montreal Exchange S&P/TSX 60 Index 09/26 4 1,158,836 1,159,570 734
Total Futures Contracts ( $ 69,068 )
Total Value at
June 30, 2026
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 1,339,673 $ – $ 1,339,673 $ –
Common Stocks
Australia 41,733,146 – 41,733,146 –
Austria 1,594,587 – 1,594,587 –
Belgium 4,974,513 – 4,974,513 –
Brazil 1,789,278 1,789,278 – –
Canada 84,062,549 84,062,549 – –
Chile 613,402 – 613,402 –
China 2,694,335 – 2,694,335 –
Czech Republic 76,685 76,685 – –
Denmark 8,976,289 779,073 8,197,216 –
Finland 5,921,826 – 5,921,826 –
France 55,555,647 – 55,555,647 –
Germany 58,649,421 – 58,649,421 –
Hong Kong 7,700,387 – 7,700,387 –
Israel 4,342,342 1,381,864 2,960,478 –
Italy 16,422,214 – 16,422,214 –
Japan 135,723,863 – 135,723,863 –
Luxembourg 900,235 – 900,235 –
Netherlands 40,450,594 3,200,094 37,250,500 –
Norway 1,624,162 – 1,624,162 –
Singapore 10,945,378 1,262,081 9,683,297 –
South Africa 1,821,709 – 1,821,709 –
Spain 24,549,331 – 24,549,331 –
Sweden 15,804,360 – 15,804,360 –
Switzerland 37,709,401 356,436 37,352,965 –
United Kingdom 70,344,504 703,592 69,640,912 –
United States 53,552,650 2,833,153 50,719,497 –
Total Common Stocks 688,532,808 96,444,805 592,088,003 –
Short-Term Investments 658,124 – 658,124 –
Securities Lending Collateral 679,643 241,832 437,811 –
Derivatives:
Equity Contracts
Futures 734 734 – –
Total Assets 691,210,982 96,687,371 594,523,611 –
Liabilities Derivatives:
Equity Contracts
Futures (69,802) (69,802) – –
Total Liabilities (69,802) (69,802) – –
Total $ 691,141,180 $ 96,617,569 $ 594,523,611 $ –

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Explanation of Symbols:
# Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
* Non-income producing investments.
† Securities (or a portion of securities) on loan as of June 30, 2026.
^ Investments with their principal amount adjusted for inflation.
~ Securities are not registered under the Securities Act of 1933 (1933
Act). These securities are either (1) exempt from registration pursuant to
Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡ Investments were fully or partially segregated with the broker(s)/
custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts, and/or swap agreements as of June 30, 2026.
§ Variable rate investments. The rate shown is based on the latest available information as of June 30, 2026. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
± Investment valued using a significant unobservable input (Level 3).
>> Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
φ
All or a portion of this senior loan is unfunded as of June 30, 2026. The interest rate for fully unfunded terms loans is to be determined.
Ω The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees
(“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s
Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
∞ All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
∂ Issuer filed bankruptcy and/or is in default as of June 30, 2026. If the maturity date has expired, no date will be shown.
◊ Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
Counterparty and Exchange Abbreviations:
BNP BNP Paribas
BOA Bank of America
BRC Barclays
CBOE Chicago Board of Options Exchange
CIT Citigroup
CME Chicago Mercantile Exchange
DUB Deutsche Bank
GSC Goldman Sachs
HSB HSBC
ICE Intercontinental Exchange Inc
JPM JPMorgan Chase
LCH London Clearing House
MSC Morgan Stanley
SCB Standard Chartered Bank
SGN Societe Generale
SSB State Street Bank and Trust Co.
TDB Toronto Dominion Bank
UBS UBS
WFB Wells Fargo
Reference Rate Abbreviations:
EURIBOR Euro Interbank Offered Rate
RFUCC Refinitiv Cash Fallback Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
US FED United States Federal Reserve Bank Rate
UST United State Treasury Rate
Payment Frequency Abbreviations:
A Annual
L Lunar
M Monthly
Q Quarterly
S Semiannual
Z At Maturity
Currency Abbreviations:
AUD Australia Dollar
BRL Brazil Real
CAD Canada Dollar
CHF Swiss Franc
CLP Chile Peso
CNH Renminbi Offshore (Hong Kong)
COP Colombia Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
KZT Kazakh Tenge
MXN Mexico Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
UYU Uruguayan Peso
UZS Uzbek Sum
ZAR South Africa Rand
Other Abbreviations:
ADR American Depositary Receipt
GDR Global Depositary Receipt
IO Interest Only
PIK Payment-in Kind
REIT Real Estate Investment Trust
SPAC Special Purpose Acquisition Company

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms (Continued)
June 30, 2026 (Unaudited)
See Notes to Financial Statements
Notes:
For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.
The sectors and countries (based on country of risk) listed in the Schedules of
Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

See Notes to Financial Statements
Bond Plus
Portfolio
Core Income
Portfolio
Diversified Bond
Portfolio
Floating Rate
Income
Portfolio
High Yield Bond
Portfolio
Inflation
Managed
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 513,926,602 $ 321,625,135 $ 1,336,267,708 $ 401,949,810 $ 686,737,833 $ 542,887,958
Cash 12,075,692 2,426,008 36,846,899 45,023,685 17,469,793 4,695,313
Cash (segregated for derivative investments) – – 40,000 – – 2,736,000
Collateral received for securities on loan 10,998,169 13,231,988 97,874,882 20,413,165 117,416,957 427,256
Foreign currency held, at value – – – – – 1,003,333
Receivables:
Dividends and interest 4,081,653 2,917,644 13,623,058 2,307,331 13,015,218 2,425,541
Fund shares sold 57,219 50,907 261,081 16,175 245,659 147,107
Securities sold – 784,824 64,426,039 22,812,357 6,379,859 287,888,326
Variation margin on futures contracts 9,840 – – – – 29,646
Variation margin on swap agreements – – – – – 489,517
Forward foreign currency contracts appreciation – – – – – 1,230,331
Swap agreements appreciation – – – – – 248,937
Prepaid expenses and other assets 2,929 1,536 98,647 6,284 3,510 15,395
Total Assets 541,152,104 341,038,042 1,549,438,314 492,528,807 841,268,829 844,224,660
LIABILITIES
Payables:
Fund shares redeemed 72 238,074 1,224,653 224,151 310,449 156,225
Securities purchased 5,721,000 2,935,423 109,172,252 59,775,586 10,372,975 59,208,433
Sale-buyback financing transactions – – – – – 380,511,680
Due to custodian – – 244,662 – – –
Due to broker – – – – – 1,180,000
Variation margin on futures contracts 7,177 – 267,337 – – –
Accrued advisory fees 171,818 134,079 440,975 220,648 235,251 132,806
Accrued administration fees 7,087 4,425 18,190 5,601 9,704 5,478
Accrued service fees 559 17,446 97,444 38,334 40,461 41,726
Accrued custodian and portfolio accounting fees 110,807 73,120 394,380 129,557 86,816 100,887
Accrued shareholder report expenses 2,510 150 10,751 3,819 3,538 1,438
Accrued trustees' fees and deferred compensation 3,534 45,937 131,276 15,709 29,863 21,375
Accrued other 17,335 15,065 60,726 60,636 30,367 16,122
Payable upon return of securities loaned 10,998,169 13,231,988 97,874,882 20,413,165 117,416,957 427,256
Forward foreign currency contracts depreciation – – – – – 233,494
Outstanding options written, at value – – – – – 219,969
Swap agreements depreciation 136,467 – – – – –
Total Liabilities 17,176,535 16,695,707 209,937,528 80,887,206 128,536,381 442,256,889
NET ASSETS $ 523,975,569 $ 324,342,335 $ 1,339,500,786 $ 411,641,601 $ 712,732,448 $ 401,967,771
NET ASSETS CONSIST OF:
Paid-in capital $ 484,979,666 $ 184,343,744 $ 301,370,563 $ 200,181,765 $ 164,297,002 $ 375,435,463
Undistributed/accumulated earnings (deficit) 38,995,903 139,998,591 1,038,130,223 211,459,836 548,435,446 26,532,308
NET ASSETS $ 523,975,569 $ 324,342,335 $ 1,339,500,786 $ 411,641,601 $ 712,732,448 $ 401,967,771
Class I Shares:
Net Assets $ 3,578,611 $ 105,456,245 $ 594,937,775 $ 233,114,906 $ 246,004,475 $ 252,927,841
Shares outstanding, $.001 par value (unlimited shares
authorized) 335,359 7,959,059 53,427,256 12,991,194 21,120,511 18,782,313
Net Asset Value Per Share $10.67 $13.25 $11.14 $17.94 $11.65 $13.47
Class P Shares:
Net Assets $ 520,396,958 $ 218,886,090 $ 744,563,011 $ 178,526,695 $ 466,727,973 $ 149,039,930
Shares outstanding, $.001 par value (unlimited shares
authorized) 48,605,594 16,155,669 48,806,178 9,692,723 36,084,003 9,609,204
Net Asset Value Per Share $10.71 $13.55 $15.26 $18.42 $12.93 $15.51
Investments, at cost (excluding derivatives) $ 513,176,305 $ 332,446,823 $ 1,349,620,823 $ 405,672,194 $ 691,204,642 $ 581,424,510
Securities on loan, at value 10,642,286 12,703,569 93,518,788 19,958,599 112,508,033 412,027
Foreign currency held, at cost – – (239,933) – – 1,892,124
Premiums received from outstanding options written – – – – – 468,903

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026 (Unaudited)
Intermediate
Bond
Portfolio
Short Duration
Bond
Portfolio
Total Return
Portfolio
Emerging
Markets Debt
Portfolio
Dividend Growth
Portfolio
Equity Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 1,187,272,168 $ 1,111,228,653 $ 2,225,088,191 $ 220,227,657 $ 776,119,043 $ 6,704,288,433
Cash 83,498,051 25,096,489 8,669,548 17,059,145 6,612,517 72,873,555
Cash (segregated for derivative investments) – – 13,426,000 3,730,000 – 4,607,400
Collateral received for securities on loan 27,939,854 42,095,936 55,228,528 15,196,946 1,549,613 26,270,335
Foreign currency held, at value 61 3,112 4,917,900 – 37,340 –
Receivables:
Dividends and interest 10,089,010 8,656,001 13,843,628 5,110,892 719,253 3,026,320
Fund shares sold 32,309 948,112 710,658 14,526 108,061 3,086,881
Securities sold – 1,678,634 594,675,039 18,543 157,602 –
Variation margin on futures contracts – 47,867 – 535,792 – 434,646
Variation margin on swap agreements – – 4,100,686 – – –
Forward foreign currency contracts appreciation – – 5,507,410 592,969 – –
Outstanding purchased options, at value – – 180,000 – – –
Swap premiums paid – – 3,841,475 – – –
Swap agreements appreciation – – 514,404 165,962 – –
Prepaid expenses and other assets 3,716 6,530 73,043 1,403 34,778 42,742
Total Assets 1,308,835,169 1,189,761,334 2,930,776,510 262,653,835 785,338,207 6,814,630,312
LIABILITIES
Payables:
Fund shares redeemed 863,589 489,006 509,512 150,805 242,603 672,209
Securities purchased 69,839,317 28,283,264 1,196,906,502 3,647,963 358,444 –
Sale-buyback financing transactions – – 103,253,973 – – –
Due to custodian – – – 36,409 – –
Due to broker – – 11,461,000 – – –
Swap agreements – – – 60 – –
Variation margin on futures contracts – – 633,429 – – –
Variation margin on swap agreements – – – 13,486 – –
Accrued advisory fees 399,324 368,429 509,566 147,142 402,767 231,367
Accrued administration fees 16,472 15,198 21,020 3,303 10,462 91,088
Accrued service fees 12,469 67,933 129,680 3,748 125,698 976,611
Accrued custodian and portfolio accounting fees 112,040 186,247 346,777 112,460 73,494 419,757
Accrued shareholder report expenses – 959 1,923 2,952 2,540 754
Accrued trustees' fees and deferred compensation 48,183 88,631 118,313 16,171 35,783 265,539
Accrued other 22,974 41,789 61,202 15,701 25,798 180,134
Payable upon return of securities loaned 27,939,854 42,095,936 55,228,528 15,196,946 1,549,613 26,270,335
Forward foreign currency contracts depreciation – – 2,373,618 567,406 – –
Outstanding options written, at value – – 189,881 – – –
Swap premiums received – – 181,932 643,188 – –
Swap agreements depreciation – – – 3,637 – –
Total Liabilities 99,254,222 71,637,392 1,371,926,856 20,561,377 2,827,202 29,107,794
NET ASSETS $ 1,209,580,947 $ 1,118,123,942 $ 1,558,849,654 $ 242,092,458 $ 782,511,005 $ 6,785,522,518
NET ASSETS CONSIST OF:
Paid-in capital $ 1,232,057,779 $ 841,415,981 $ 569,306,591 $ 103,802,440 ( $ 778,130,711 ) ( $ 322,181,960 )
Undistributed/accumulated earnings (deficit) (22,476,832) 276,707,961 989,543,063 138,290,018 1,560,641,716 7,107,704,478
NET ASSETS $ 1,209,580,947 $ 1,118,123,942 $ 1,558,849,654 $ 242,092,458 $ 782,511,005 $ 6,785,522,518
Class I Shares:
Net Assets $ 76,870,354 $ 415,215,557 $ 801,037,637 $ 22,947,729 $ 775,592,460 $ 5,993,220,398
Shares outstanding, $.001 par value (unlimited shares
authorized) 7,616,198 34,740,679 52,404,335 1,451,513 14,634,799 30,335,730
Net Asset Value Per Share $10.09 $11.95 $15.29 $15.81 $53.00 $197.56
Class P Shares:
Net Assets $ 1,132,710,593 $ 702,908,385 $ 757,812,017 $ 219,144,729 $ 6,918,545 $ 792,302,120
Shares outstanding, $.001 par value (unlimited shares
authorized) 111,185,438 55,734,687 44,298,471 13,484,421 117,113 3,825,365
Net Asset Value Per Share $10.19 $12.61 $17.11 $16.25 $59.08 $207.12
Investments, at cost (excluding derivatives) $ 1,210,492,368 $ 1,112,866,046 $ 2,322,006,137 $ 214,898,196 $ 482,702,692 $ 2,886,728,304
Securities on loan, at value 26,998,224 40,687,439 54,404,549 14,557,505 1,518,720 25,513,801
Foreign currency held, at cost 53 3,011 4,965,951 (47,190) 37,894 –
Outstanding purchased options, at cost – – 437,872 – – –
Premiums received from outstanding options written – – 503,085 – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026 (Unaudited)
Focused Growth
Portfolio
Growth
Portfolio
Hedged Equity
Portfolio
Large-Cap Core
Portfolio
Large-Cap
Growth
Portfolio
Large-Cap Plus
Bond Alpha
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 523,238,014 $ 1,691,648,855 $ 452,355,751 $ 2,027,591,373 $ 1,449,388,904 $ 1,099,706,755
Cash 151,933 179,374 44,673,793 2,964,978 2,528,470 53,786,089
Cash (segregated for derivative investments) – – 3,193,000 – – –
Collateral received for securities on loan 10,181,645 35,662,790 – 20,288,706 44,688,228 52,004,993
Foreign currency held, at value 15,389 9 – – 250,861 –
Receivables:
Dividends and interest 102,834 466,072 244,850 952,379 370,422 8,759,178
Fund shares sold 5 377,156 116,191 6,176 140 4,219
Securities sold 2,973,736 – 7,510,059 11,107,753 – –
Variation margin on futures contracts – – 285,071 – – 312,600
Outstanding purchased options, at value – – 5,969,470 – – –
Prepaid expenses and other assets 2,844 12,415 2,917 17,403 8,351 4,380
Total Assets 536,666,400 1,728,346,671 514,351,102 2,062,928,768 1,497,235,376 1,214,578,214
LIABILITIES
Payables:
Fund shares redeemed 581,389 808,308 51,348 1,386,679 1,012,209 28
Securities purchased 4,140,277 – 50,281,641 4,766,966 – 12,579,000
Due to custodian – – – – 981,467 –
Accrued advisory fees 308,954 760,076 227,900 755,295 736,270 372,018
Accrued administration fees 7,104 22,802 6,267 27,694 19,479 15,346
Accrued service fees 79,639 173,949 72,414 131,256 74,089 566
Accrued custodian and portfolio accounting fees 57,514 144,343 96,074 216,269 141,517 128,842
Accrued shareholder report expenses – 129 – – 1,131 2,773
Accrued trustees' fees and deferred compensation 45,667 82,503 18,165 127,292 85,029 3,604
Accrued other 18,129 58,621 17,777 85,968 22,344 66,497
Payable upon return of securities loaned 10,181,645 35,662,790 – 20,288,706 44,688,228 52,004,993
Outstanding options written, at value – – 5,795,335 – – –
Swap agreements depreciation – – – – – 9,702,077
Total Liabilities 15,420,318 37,713,521 56,566,921 27,786,125 47,761,763 74,875,744
NET ASSETS $ 521,246,082 $ 1,690,633,150 $ 457,784,181 $ 2,035,142,643 $ 1,449,473,613 $ 1,139,702,470
NET ASSETS CONSIST OF:
Paid-in capital $ 39,679,691 ( $ 815,917,208 ) $ 351,523,762 ( $ 116,392,377 ) ( $ 1,156,539,773 ) $ 926,609,205
Undistributed/accumulated earnings (deficit) 481,566,391 2,506,550,358 106,260,419 2,151,535,020 2,606,013,386 213,093,265
NET ASSETS $ 521,246,082 $ 1,690,633,150 $ 457,784,181 $ 2,035,142,643 $ 1,449,473,613 $ 1,139,702,470
Class I Shares:
Net Assets $ 482,102,886 $ 1,066,141,371 $ 435,898,892 $ 797,883,464 $ 455,928,651 $ 3,506,914
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,139,367 11,470,411 31,374,310 7,779,952 12,605,827 263,016
Net Asset Value Per Share $93.81 $92.95 $13.89 $102.56 $36.17 $13.33
Class P Shares:
Net Assets $ 39,143,196 $ 624,491,779 $ 21,885,289 $ 1,237,259,179 $ 993,544,962 $ 1,136,195,556
Shares outstanding, $.001 par value (unlimited shares
authorized) 404,263 6,133,533 1,559,016 10,678,926 22,988,156 84,933,325
Net Asset Value Per Share $96.83 $101.82 $14.04 $115.86 $43.22 $13.38
Investments, at cost (excluding derivatives) $ 347,432,074 $ 1,333,431,607 $ 334,099,380 $ 1,730,643,923 $ 1,119,107,537 $ 1,099,434,297
Securities on loan, at value 10,252,300 36,017,892 – 20,674,060 44,146,723 50,383,662
Foreign currency held, at cost 15,388 9 – – 256,686 –
Outstanding purchased options, at cost – – 5,928,533 – – –
Premiums received from outstanding options written – – 5,861,934 – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026 (Unaudited)
Large-Cap Value
Portfolio
Mid-Cap Growth
Portfolio
Mid-Cap Plus
Bond Alpha
Portfolio
Mid-Cap Value
Portfolio
QQQ Plus Bond
Alpha
Portfolio
Small-Cap
Equity
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 1,089,371,787 $ 672,266,722 $ 772,560,669 $ 530,994,823 $ 677,913,163 $ 318,525,976
Cash 6,886,717 1,387,772 49,452,942 12,660,269 43,336,472 734,892
Cash (segregated for derivative investments) – – – – – 62,800
Collateral received for securities on loan 14,961,826 29,476,500 31,223,295 12,946,387 15,513,208 4,132,388
Foreign currency held, at value – – – 3,597 – 3,978
Receivables:
Dividends and interest 1,637,749 140,262 6,266,131 398,675 5,418,163 247,490
Fund shares sold 91,197 1,760 43,787 153,178 8,767 15,318
Securities sold 1,560,483 34,621,415 312 539,430 – 1,909,685
Variation margin on futures contracts – – 22,513 – 543,874 4,152
Swap agreements appreciation – – 5,852,125 – – –
Prepaid expenses and other assets 4,481 5,650 3,971 2,374 8,124 2,504
Total Assets 1,114,514,240 737,900,081 865,425,745 557,698,733 742,741,771 325,639,183
LIABILITIES
Payables:
Fund shares redeemed 485,066 351,947 356,525 265,829 118,157 284,727
Securities purchased 1,685,672 29,630,468 8,985,000 1,170,595 7,881,000 2,018,569
Variation margin on futures contracts – – 113,269 – – –
Accrued advisory fees 503,446 354,542 266,178 306,744 206,760 167,279
Accrued administration fees 14,803 9,000 10,980 7,230 9,477 4,246
Accrued service fees 83,672 64,858 71,189 39,237 1,934 24,199
Accrued custodian and portfolio accounting fees 77,743 96,828 131,618 47,873 102,849 89,134
Accrued shareholder report expenses 369 – 1,468 3,369 2,266 509
Accrued trustees' fees and deferred compensation 66,570 54,703 32,827 20,392 2,811 3,527
Accrued other 32,706 21,720 27,008 15,317 11,606 24,268
Payable upon return of securities loaned 14,961,826 29,476,500 31,223,295 12,946,387 15,513,208 4,132,388
Swap agreements depreciation – – – – 7,152,344 –
Total Liabilities 17,911,873 60,060,566 41,219,357 14,822,973 31,002,412 6,748,846
NET ASSETS $ 1,096,602,367 $ 677,839,515 $ 824,206,388 $ 542,875,760 $ 711,739,359 $ 318,890,337
NET ASSETS CONSIST OF:
Paid-in capital ( $ 1,585,953,428 ) ( $ 477,788,366 ) $ 1,476,746,905 ( $ 1,017,413,272 ) $ 503,005,590 ( $ 237,151,684 )
Undistributed/accumulated earnings (deficit) 2,682,555,795 1,155,627,881 (652,540,517) 1,560,289,032 208,733,769 556,042,021
NET ASSETS $ 1,096,602,367 $ 677,839,515 $ 824,206,388 $ 542,875,760 $ 711,739,359 $ 318,890,337
Class I Shares:
Net Assets $ 512,665,354 $ 403,293,454 $ 439,665,749 $ 245,143,210 $ 12,318,472 $ 150,130,013
Shares outstanding, $.001 par value (unlimited shares
authorized) 10,210,294 13,807,083 9,410,312 6,084,065 826,912 3,528,668
Net Asset Value Per Share $50.21 $29.21 $46.72 $40.29 $14.90 $42.55
Class P Shares:
Net Assets $ 583,937,013 $ 274,546,061 $ 384,540,639 $ 297,732,550 $ 699,420,887 $ 168,760,324
Shares outstanding, $.001 par value (unlimited shares
authorized) 10,441,239 8,448,506 6,579,948 4,923,206 46,796,598 2,997,075
Net Asset Value Per Share $55.93 $32.50 $58.44 $60.48 $14.95 $56.31
Investments, at cost (excluding derivatives) $ 1,045,248,931 $ 585,975,147 $ 771,253,409 $ 462,283,992 $ 678,287,993 $ 286,739,335
Securities on loan, at value 14,650,092 24,450,058 30,199,880 12,862,586 14,948,329 3,989,080
Foreign currency held, at cost – – – 3,535 – 3,981

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026 (Unaudited)
Small-Cap
Growth
Portfolio
Small-Cap Index
Portfolio
Small-Cap Plus
Bond Alpha
Portfolio
Small-Cap Value
Portfolio
Value
Portfolio
Value Advantage
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 588,199,763 $ 910,189,579 $ 222,234,274 $ 437,665,059 $ 1,252,325,099 $ 402,428,119
Cash 7,853,657 1,681,465 16,474,085 545,706 8,847,082 6,353,848
Cash (segregated for derivative investments) – 579,600 – – – –
Collateral received for securities on loan 56,121,947 96,340,498 5,265,867 9,991,345 – 7,314,808
Foreign currency held, at value 9 1,301 – – 16,555 –
Receivables:
Dividends and interest 30,940 690,394 1,800,637 199,659 1,778,375 466,045
Fund shares sold 49 450,785 13,564 116 5,190 3,560
Securities sold 15,365,563 6,846,727 – 23 21,982,158 –
Variation margin on futures contracts – 38,456 49,030 – – –
Forward foreign currency contracts appreciation – – – – 970,693 –
Swap agreements appreciation – – 4,308,759 – – –
Prepaid expenses and other assets 2,347 4,872 951 2,390 9,507 3,695
Total Assets 667,574,275 1,016,823,677 250,147,167 448,404,298 1,285,934,659 416,570,075
LIABILITIES
Payables:
Fund shares redeemed 1,078,171 1,163,785 123 321,162 910,274 297,761
Securities purchased 17,658,275 2,576,802 2,597,000 – 4,884,533 –
Due to broker – – 940,000 – – –
Accrued advisory fees 277,982 220,339 79,582 205,518 656,205 212,557
Accrued administration fees 7,644 12,119 3,176 5,847 17,422 5,480
Accrued service fees 33,490 127,681 348 36,509 45,594 20,235
Accrued custodian and portfolio accounting fees 48,849 101,414 75,706 52,283 121,297 78,806
Accrued shareholder report expenses – 662 357 3,126 – 67
Accrued trustees' fees and deferred compensation 14,298 39,269 336 15,963 48,685 50,294
Accrued dividends and interest 81 – – 144 – –
Accrued other 14,981 38,129 5,654 19,403 61,194 26,031
Payable upon return of securities loaned 56,121,947 96,340,498 5,265,867 9,991,345 – 7,314,808
Forward foreign currency contracts depreciation – – – – 301,902 –
Total Liabilities 75,255,718 100,620,698 8,968,149 10,651,300 7,047,106 8,006,039
NET ASSETS $ 592,318,557 $ 916,202,979 $ 241,179,018 $ 437,752,998 $ 1,278,887,553 $ 408,564,036
NET ASSETS CONSIST OF:
Paid-in capital $ 260,848,771 ( $ 29,069,923 ) $ 186,044,669 ( $ 34,424,331 ) ( $ 145,396,707 ) ( $ 931,462,895 )
Undistributed/accumulated earnings (deficit) 331,469,786 945,272,902 55,134,349 472,177,329 1,424,284,260 1,340,026,931
NET ASSETS $ 592,318,557 $ 916,202,979 $ 241,179,018 $ 437,752,998 $ 1,278,887,553 $ 408,564,036
Class I Shares:
Net Assets $ 213,563,507 $ 795,349,109 $ 2,225,148 $ 225,958,006 $ 277,878,375 $ 125,220,218
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,100,419 16,142,689 160,005 5,961,495 9,390,149 3,466,852
Net Asset Value Per Share $41.87 $49.27 $13.91 $37.90 $29.59 $36.12
Class P Shares:
Net Assets $ 378,755,050 $ 120,853,870 $ 238,953,870 $ 211,794,992 $ 1,001,009,178 $ 283,343,818
Shares outstanding, $.001 par value (unlimited shares
authorized) 7,560,161 2,384,889 17,125,867 4,522,149 29,137,198 7,640,917
Net Asset Value Per Share $50.10 $50.67 $13.95 $46.84 $34.36 $37.08
Investments, at cost (excluding derivatives) $ 475,493,123 $ 684,918,223 $ 222,447,298 $ 364,895,494 $ 1,122,102,033 $ 360,667,187
Securities on loan, at value 55,996,729 88,385,667 5,093,097 10,422,701 – 7,168,342
Foreign currency held, at cost 9 1,501 – – 16,565 –
Commitments and contingent liabilities (1) – – – – – –
(1) The Small-Cap Plus Bond Alpha Portfolio has expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026 (Unaudited)
Emerging
Markets
Portfolio
International
Equity Plus
Bond Alpha
Portfolio
International
Growth
Portfolio
International
Large-Cap
Portfolio
International
Small-Cap
Portfolio
International
Value
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 990,310,524 $ 532,675,883 $ 719,014,175 $ 928,990,305 $ 259,345,541 $ 1,147,870,989
Cash 18,141,616 22,077,588 4,236,462 11,205 6,319,451 11,106,660
Collateral received for securities on loan 2,556,577 11,140,692 – – 643,353 12,503,407
Foreign currency held, at value 434,831 – 212,963 537,978 65,698 1,416,375
Receivables:
Dividends and interest 3,502,915 4,224,845 2,512,807 10,430,180 1,892,066 9,708,370
Fund shares sold 252 37,151 6,427 108,305 13,513 312,629
Securities sold – – 9,563,917 4,884,646 307,305 1,159,425
Variation margin on futures contracts 1,656,974 96,347 – – – –
Prepaid expenses and other assets 7,995 5,812 45,263 5,062 5,171 9,745
Total Assets 1,016,611,684 570,258,318 735,592,014 944,967,681 268,592,098 1,184,087,600
LIABILITIES
Payables:
Fund shares redeemed 1,785,138 1 769,981 260,058 171,905 580,677
Securities purchased – 6,055,000 8,333,918 – 73,417 1,055,915
Accrued advisory fees 637,356 179,049 422,670 579,747 184,015 631,380
Accrued administration fees 13,658 7,386 9,791 12,780 3,636 16,027
Accrued service fees 77,624 630 3,940 111,602 16,107 84,505
Accrued custodian and portfolio accounting fees 294,851 88,782 97,039 183,393 124,254 212,647
Accrued shareholder report expenses – 1,058 58 515 195 1,215
Accrued trustees' fees and deferred compensation 31,685 1,019 40,421 64,063 11,323 47,869
Accrued foreign capital gains tax 696,752 – – 441,347 – 129,132
Accrued other 26,009 10,966 41,059 59,531 32,656 20,487
Payable upon return of securities loaned 2,556,577 11,140,692 – – 643,353 12,503,407
Swap agreements depreciation – 4,815,282 – – – –
Total Liabilities 6,119,650 22,299,865 9,718,877 1,713,036 1,260,861 15,283,261
NET ASSETS $ 1,010,492,034 $ 547,958,453 $ 725,873,137 $ 943,254,645 $ 267,331,237 $ 1,168,804,339
NET ASSETS CONSIST OF:
Paid-in capital ( $ 107,570,063 ) $ 427,212,310 $ 547,909,495 ( $ 682,911,509 ) ( $ 376,196,214 ) $ 1,116,465,774
Undistributed/accumulated earnings (deficit) 1,118,062,097 120,746,143 177,963,642 1,626,166,154 643,527,451 52,338,565
NET ASSETS $ 1,010,492,034 $ 547,958,453 $ 725,873,137 $ 943,254,645 $ 267,331,237 $ 1,168,804,339
Class I Shares:
Net Assets $ 476,021,954 $ 3,936,514 $ 24,331,379 $ 680,002,014 $ 97,991,926 $ 510,852,342
Shares outstanding, $.001 par value (unlimited shares
authorized) 15,708,863 281,219 1,959,278 37,633,685 5,693,972 17,716,254
Net Asset Value Per Share $30.30 $14.00 $12.42 $18.07 $17.21 $28.84
Class P Shares:
Net Assets $ 534,470,080 $ 544,021,939 $ 701,541,758 $ 263,252,631 $ 169,339,311 $ 657,951,997
Shares outstanding, $.001 par value (unlimited shares
authorized) 16,781,335 38,735,230 55,866,855 13,351,847 7,032,256 20,064,150
Net Asset Value Per Share $31.85 $14.04 $12.56 $19.72 $24.08 $32.79
Investments, at cost (excluding derivatives) $ 823,272,535 $ 533,144,548 $ 648,165,273 $ 773,314,653 $ 217,712,133 $ 887,891,697
Securities on loan, at value 2,441,131 10,781,486 – – 576,807 11,675,629
Foreign currency held, at cost 434,929 – 212,945 537,909 65,719 1,445,726

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026 (Unaudited)
Health Sciences
Portfolio
Real Estate
Portfolio
Technology
Portfolio
Capital
Appreciation
Portfolio
PSF Avantis
Balanced
Allocation
Portfolio
Pacific
Dynamix -
Conservative
Growth
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 367,347,740 $ 343,712,235 $ 634,608,902 $ 143,015,563 $ 313,343,931 $ –
Investments in affiliated mutual funds, at value – – – – – 468,082,799
Cash 13,840,089 2,005,314 18,478,806 6,454,338 180,034 51
Collateral received for securities on loan 23,366,730 15,264,979 7,553,810 872,565 401,966 –
Foreign currency held, at value 15,455 – 43 2,060 – –
Receivables:
Dividends and interest 326,569 1,040,739 171,684 541,956 233,681 –
Fund shares sold 31,301 8,514 1,033,857 418,928 5,741 11,181
Securities sold 1,441,384 1,207,960 577,930 3,362,211 229,701 79,075
Due from adviser – – – 451 – 36,426
Prepaid expenses and other assets 2,415 1,871 12,040 30,869 1,741 2,661
Total Assets 406,371,683 363,241,612 662,437,072 154,698,941 314,396,795 468,212,193
LIABILITIES
Payables:
Fund shares redeemed 204,706 212,812 1,336,328 1,588 235,442 90,256
Securities purchased 1,127,295 2,103,132 695,568 1,308,892 232,665 51
Accrued advisory fees 267,957 213,771 422,683 91,434 51,095 76,936
Accrued administration fees 4,913 4,683 8,828 2,186 1,852 2,789
Accrued service fees 59,061 37,039 105,566 26,165 50,328 71,638
Accrued custodian and portfolio accounting fees 53,015 46,320 56,005 41,580 46,025 39,399
Accrued shareholder report expenses 299 644 2,368 270 – 4,933
Accrued trustees' fees and deferred compensation 22,413 18,790 18,790 – 18,053 26,814
Accrued other 7,217 16,648 15,851 3,667 12,589 21,700
Payable upon return of securities loaned 23,366,730 15,264,979 7,553,810 872,565 401,966 –
Outstanding options written, at value – – – 754,635 – –
Total Liabilities 25,113,606 17,918,818 10,215,797 3,102,982 1,050,015 334,516
NET ASSETS $ 381,258,077 $ 345,322,794 $ 652,221,275 $ 151,595,959 $ 313,346,780 $ 467,877,677
NET ASSETS CONSIST OF:
Paid-in capital ( $ 204,952,358 ) $ 143,361,077 $ 98,344,260 $ 144,062,496 $ 113,448,934 $ 87,759,734
Undistributed/accumulated earnings (deficit) 586,210,435 201,961,717 553,877,015 7,533,463 199,897,846 380,117,943
NET ASSETS $ 381,258,077 $ 345,322,794 $ 652,221,275 $ 151,595,959 $ 313,346,780 $ 467,877,677
Class I Shares:
Net Assets $ 378,133,176 $ 224,459,628 $ 643,498,010 $ 150,273,481 $ 308,584,227 $ 435,244,067
Shares outstanding, $.001 par value (unlimited shares
authorized) 4,750,876 5,220,937 17,332,760 14,378,566 13,424,545 17,074,566
Net Asset Value Per Share $79.59 $42.99 $37.13 $10.45 $22.99 $25.49
Class P Shares:
Net Assets $ 3,124,901 $ 120,863,166 $ 8,723,265 $ 1,322,478 $ 4,762,553 $ 32,633,610
Shares outstanding, $.001 par value (unlimited shares
authorized) 35,299 2,654,808 182,832 126,371 203,893 1,263,269
Net Asset Value Per Share $88.53 $45.53 $47.71 $10.47 $23.36 $25.83
Investments, at cost (excluding derivatives) $ 307,070,029 $ 289,358,154 $ 443,919,868 $ 138,241,102 $ 260,507,862 $ –
Securities on loan, at value 22,988,744 14,833,572 7,573,754 863,717 393,232 –
Investments in affiliated mutual funds, at cost – – – – – 392,282,117
Foreign currency held, at cost 15,454 – 43 2,105 – –
Premiums received from outstanding options written – – – 644,904 – –
Commitments and contingent liabilities (1) – – – – – –
(1) The Capital Appreciation Portfolio and Pacific Dynamix - Conservative Growth Portfolio have expense reimbursements that are subject to recoupment as discussed in
Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026 (Unaudited)
Pacific
Dynamix -
Moderate
Growth
Portfolio
Pacific
Dynamix -
Growth
Portfolio
Pacific
Dynamix -
Aggressive
Growth
Portfolio
Portfolio
Optimization
Conservative
Portfolio
Portfolio
Optimization
Moderate-
Conservative
Portfolio
Portfolio
Optimization
Moderate
Portfolio
ASSETS
Investments in affiliated mutual funds, at value $ 2,576,223,188 $ 2,036,284,635 $ 36,509,843 $ 880,822,794 $ 1,309,190,288 $ 6,390,156,490
Cash 279 223 4 97 144 696
Receivables:
Fund shares sold 82,686 370,012 18,778 17,368 438 129
Securities sold 965,556 2,637,841 – 210,747 718,177 2,080,121
Due from adviser 104,055 48,401 5,758 – – –
Prepaid expenses and other assets 14,195 11,590 112 5,167 7,647 36,264
Total Assets 2,577,389,959 2,039,352,702 36,534,495 881,056,173 1,309,916,694 6,392,273,700
LIABILITIES
Payables:
Fund shares redeemed 1,048,242 3,007,853 447 228,115 718,615 2,080,251
Securities purchased 279 223 18,335 97 144 696
Accrued advisory fees 421,034 334,613 5,724 72,476 107,494 523,905
Accrued administration fees 15,263 12,130 208 5,254 7,793 37,983
Accrued service fees 399,601 310,260 3,321 144,915 214,894 1,047,287
Accrued custodian and portfolio accounting fees 40,751 40,748 39,323 52,218 51,962 55,916
Accrued shareholder report expenses 346 198 26 1,836 3,168 8,514
Accrued trustees' fees and deferred compensation 137,556 109,205 34 55,776 83,084 377,711
Accrued other (1) 84,246 70,468 5,333 35,378 49,212 205,990
Total Liabilities 2,147,318 3,885,698 72,751 596,065 1,236,366 4,338,253
NET ASSETS $ 2,575,242,641 $ 2,035,467,004 $ 36,461,744 $ 880,460,108 $ 1,308,680,328 $ 6,387,935,447
NET ASSETS CONSIST OF:
Paid-in capital $ 327,148,323 $ 553,326,671 $ 30,103,940 ( $ 188,685,645 ) ( $ 848,528,464 ) ( $ 4,060,642,741 )
Undistributed/accumulated earnings (deficit) 2,248,094,318 1,482,140,333 6,357,804 1,069,145,753 2,157,208,792 10,448,578,188
NET ASSETS $ 2,575,242,641 $ 2,035,467,004 $ 36,461,744 $ 880,460,108 $ 1,308,680,328 $ 6,387,935,447
Class I Shares:
Net Assets $ 2,442,886,371 $ 1,884,134,846 $ 21,597,634 $ 880,239,360 $ 1,308,111,846 $ 6,384,730,621
Shares outstanding, $.001 par value (unlimited shares
authorized) 65,433,505 40,184,736 1,457,014 50,357,292 60,722,154 245,060,325
Net Asset Value Per Share $37.33 $46.89 $14.82 $17.48 $21.54 $26.05
Class P Shares:
Net Assets $ 132,356,270 $ 151,332,158 $ 14,864,110 $ 220,748 $ 568,482 $ 3,204,826
Shares outstanding, $.001 par value (unlimited shares
authorized) 3,497,989 3,184,701 998,231 12,460 26,038 121,380
Net Asset Value Per Share $37.84 $47.52 $14.89 $17.72 $21.83 $26.40
Investments in affiliated mutual funds, at cost 1,939,118,541 1,470,754,971 31,818,737 801,075,510 1,145,844,812 5,388,910,679
Commitments and contingent liabilities (2) – – – – – –
(1) Accrued other for the Pacific Dynamix - Aggressive Growth Portfolio includes $4,994 of transfer agency fees.
(2) The Pacific Dynamix - Moderate Growth Portfolio, Pacific Dynamix - Growth Portfolio and Pacific Dynamix - Aggressive Growth Portfolio have expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026 (Unaudited)
Portfolio
Optimization
Growth
Portfolio
Portfolio
Optimization
Aggressive-
Growth
Portfolio
PD 1-3 Year
Corporate Bond
Portfolio
PD Aggregate
Bond Index
Portfolio
PD High Yield
Bond Market
Portfolio
PD Large-Cap
Growth Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ – $ – $ 185,414,250 $ 1,090,910,437 $ 274,136,228 $ 1,081,799,737
Investments in affiliated mutual funds, at value 6,277,316,760 1,670,183,278 – – – –
Cash 681 180 4,924,628 17,268,816 762,407 6,440,323
Cash (segregated for derivative investments) – – – – – 567,000
Collateral received for securities on loan – – 12,755,117 7,318,386 20,413,529 5,351,456
Foreign currency held, at value – – – – 159 –
Receivables:
Dividends and interest – – 2,287,800 8,808,695 5,015,476 159,360
Fund shares sold – 3,479 204 670 580 5,163
Securities sold 6,047,149 1,328,849 – 2,178,405 1,612,405 57,298
Variation margin on futures contracts – – – – – 122,517
Prepaid expenses and other assets 34,905 9,110 1,098 5,278 1,756 6,641
Total Assets 6,283,399,495 1,671,524,896 205,383,097 1,126,490,687 301,942,540 1,094,509,495
LIABILITIES
Payables:
Fund shares redeemed 6,047,149 1,332,328 112,955 605,121 182,172 872,902
Securities purchased 681 180 4,605,405 18,905,368 1,438,600 113,506
Accrued advisory fees 514,746 136,261 26,229 128,206 44,229 111,567
Accrued administration fees 37,319 9,879 2,559 14,965 3,808 14,662
Accrued service fees 1,028,259 271,357 – – – –
Accrued custodian and portfolio accounting fees 55,790 52,773 69,600 335,977 120,304 108,403
Accrued shareholder report expenses 4,378 1,362 – 269 666 137
Accrued trustees' fees and deferred compensation 354,103 88,147 14,771 68,177 11,187 58,564
Accrued other 197,482 53,662 8,479 37,820 10,900 60,054
Payable upon return of securities loaned – – 12,755,117 7,318,386 20,413,529 5,351,456
Total Liabilities 8,239,907 1,945,949 17,595,115 27,414,289 22,225,395 6,691,251
NET ASSETS $ 6,275,159,588 $ 1,669,578,947 $ 187,787,982 $ 1,099,076,398 $ 279,717,145 $ 1,087,818,244
NET ASSETS CONSIST OF:
Paid-in capital ( $ 4,317,156,883 ) ( $ 952,018,850 ) $ 140,110,989 $ 899,052,899 $ 130,503,449 ( $ 508,727,615 )
Undistributed/accumulated earnings (deficit) 10,592,316,471 2,621,597,797 47,676,993 200,023,499 149,213,696 1,596,545,859
NET ASSETS $ 6,275,159,588 $ 1,669,578,947 $ 187,787,982 $ 1,099,076,398 $ 279,717,145 $ 1,087,818,244
Class I Shares:
Net Assets $ 6,267,575,759 $ 1,662,412,896 $ – $ – $ – $ –
Shares outstanding, $.001 par value (unlimited shares
authorized) 208,137,240 50,012,052 – – – –
Net Asset Value Per Share $30.11 $33.24 $– $– $– $–
Class P Shares:
Net Assets $ 7,583,829 $ 7,166,051 $ 187,787,982 $ 1,099,076,398 $ 279,717,145 $ 1,087,818,244
Shares outstanding, $.001 par value (unlimited shares
authorized) 248,513 212,728 14,523,463 79,186,401 12,191,313 7,909,495
Net Asset Value Per Share $30.52 $33.69 $12.93 $13.88 $22.94 $137.53
Investments, at cost (excluding derivatives) $ – $ – $ 186,219,983 $ 1,170,921,056 $ 275,581,708 $ 755,964,303
Securities on loan, at value – – 12,308,841 6,946,425 19,246,346 5,305,198
Investments in affiliated mutual funds, at cost 5,180,986,620 1,345,489,827 – – – –
Foreign currency held, at cost – – – – 152 –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026 (Unaudited)
PD Large-Cap
Value Index
Portfolio
PD Mid-Cap
Index
Portfolio
PD Small-Cap
Growth Index
Portfolio
PD Small-Cap
Value Index
Portfolio
PD Emerging
Markets Index
Portfolio
PD International
Large-Cap Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 973,524,991 $ 312,311,657 $ 150,187,862 $ 139,924,923 $ 170,533,631 $ 690,530,605
Cash 10,381,361 2,081,755 550,391 903,591 1,580,734 4,741,441
Cash (segregated for derivative investments) 856,000 162,000 87,000 106,400 766 –
Collateral received for securities on loan 9,562,279 4,778,293 9,173,546 2,395,019 724,877 679,643
Foreign currency held, at value – – – – 138,940 618,407
Receivables:
Dividends and interest 776,162 277,488 28,916 188,533 377,729 4,464,107
Fund shares sold 4,413 1,683 841 748 844 3,742
Securities sold 103,837 44,331 1,613,367 527,855 – –
Variation margin on futures contracts – 20,514 5,788 7,055 40,029 33,137
Other receivables – – 22,670 – – –
Prepaid expenses and other assets 6,384 1,813 543 906 3,393 4,553
Total Assets 995,215,427 319,679,534 161,670,924 144,055,030 173,400,943 701,075,635
LIABILITIES
Payables:
Fund shares redeemed 750,425 240,917 118,045 104,856 136,457 558,623
Securities purchased 500,268 45,488 1,029,874 307,080 – –
Variation margin on futures contracts 18,302 – – – – –
Accrued advisory fees 101,731 35,508 16,969 15,927 23,634 85,997
Accrued administration fees 13,310 4,204 2,000 1,877 2,334 9,460
Accrued custodian and portfolio accounting fees 107,490 55,858 45,327 57,508 267,026 164,133
Accrued shareholder report expenses – 90 – 350 378 224
Accrued trustees' fees and deferred compensation 58,238 18,929 3,529 5,686 5,071 38,093
Accrued other 52,509 16,713 4,885 8,232 864 38,259
Payable upon return of securities loaned 9,562,279 4,778,293 9,173,546 2,395,019 724,877 679,643
Total Liabilities 11,164,552 5,196,000 10,394,175 2,896,535 1,160,641 1,574,432
NET ASSETS $ 984,050,875 $ 314,483,534 $ 151,276,749 $ 141,158,495 $ 172,240,302 $ 699,501,203
NET ASSETS CONSIST OF:
Paid-in capital ( $ 156,553,685 ) $ 85,903,786 $ 37,134,061 ( $ 3,000,122 ) $ 63,592,509 $ 78,586,744
Undistributed/accumulated earnings (deficit) 1,140,604,560 228,579,748 114,142,688 144,158,617 108,647,793 620,914,459
NET ASSETS $ 984,050,875 $ 314,483,534 $ 151,276,749 $ 141,158,495 $ 172,240,302 $ 699,501,203
Class P Shares:
Net Assets $ 984,050,875 $ 314,483,534 $ 151,276,749 $ 141,158,495 $ 172,240,302 $ 699,501,203
Shares outstanding, $.001 par value (unlimited shares
authorized) 14,401,983 16,175,099 2,329,482 2,677,262 5,546,343 18,002,431
Net Asset Value Per Share $68.33 $19.44 $64.94 $52.72 $31.05 $38.86
Investments, at cost (excluding derivatives) $ 814,498,913 $ 260,131,416 $ 136,161,510 $ 125,546,916 $ 139,747,440 $ 477,217,532
Securities on loan, at value 9,176,731 4,647,111 7,451,827 1,992,806 685,384 639,535
Foreign currency held, at cost – – – – 141,576 629,729

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
June 30, 2026 (Unaudited)

See Notes to Financial Statements
_
Bond Plus
Portfolio
Core Income
Portfolio
Diversified
Bond
Portfolio
Floating Rate
Income
Portfolio
High Yield
Bond
Portfolio
Inflation
Managed
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ – $ – $ – $ 547,533 $ 53,684 $ –
Interest, net of foreign taxes withheld 11,920,180 8,301,330 41,837,937 12,218,297 24,445,401 13,999,520
Securities lending income, net 2,396 10,662 80,425 53,447 105,155 27
Total Investment Income 11,922,576 8,311,992 41,918,362 12,819,277 24,604,240 13,999,547
EXPENSES
Advisory fees 1,200,404 798,081 2,917,053 1,120,692 1,388,745 734,824
Administration fees 46,682 27,933 127,621 30,173 60,758 32,149
Service fees - Class I 3,064 104,845 587,658 235,527 246,615 250,181
Custodian fees and expenses 10,663 5,964 17,677 19,121 3,424 27,805
Portfolio accounting fees 65,112 39,420 149,789 75,878 52,121 34,991
Shareholder report expenses 1,819 1,858 9,929 2,229 3,911 2,091
Legal and audit fees 13,874 7,908 51,515 7,818 17,323 9,142
Trustees' fees 7,563 4,479 22,561 4,682 9,521 5,053
Interest expense – 1,820 21,072 878 2,086 1,703,319
Other 7,763 6,654 23,842 16,429 12,463 8,430
Total Expenses 1,356,944 998,962 3,928,717 1,513,427 1,796,967 2,807,985
Advisory Fee Waiver (133,378) – – – – –
Administration Fee Waiver (2,668) (1,596) (7,292) (1,724) (3,472) (1,837)
Net Expenses 1,220,898 997,366 3,921,425 1,511,703 1,793,495 2,806,148
NET INVESTMENT INCOME (LOSS) 10,701,678 7,314,626 37,996,937 11,307,574 22,810,745 11,193,399
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 353,957 (1,946,173) 5,814,848 (2,752,065) (1,181,982) (1,257,497)
Foreign currency transactions – – (80,324) – – (26,865)
Forward foreign currency contract transactions – – – – – 468,264
Futures contract transactions 522,303 – (5,074,219) – – 301,575
Written option transactions – – – – – 1,410
Swap transactions (7,149,722) – – – – (462,176)
Net Realized Gain (Loss) (6,273,462) (1,946,173) 660,305 (2,752,065) (1,181,982) (975,289)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (3,227,649) (2,685,969) (27,592,024) (4,505,324) (9,057,679) (8,163,635)
Foreign currencies – – (19,355) – – 68,931
Forward foreign currency contracts – – – – – 1,357,819
Futures contracts 100,978 – 583,515 – – (8,699)
Swaps 959,725 – – – – (109,282)
Written options – – – – – 7,480
Change in Net Unrealized Appreciation (Depreciation) (2,166,946) (2,685,969) (27,027,864) (4,505,324) (9,057,679) (6,847,386)
NET GAIN (LOSS) (8,440,408) (4,632,142) (26,367,559) (7,257,389) (10,239,661) (7,822,675)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 2,261,270 $ 2,682,484 $ 11,629,378 $ 4,050,185 $ 12,571,084 $ 3,370,724
Foreign taxes withheld on dividends and interest $ – $ – ( $ 223 ) $ – $ – $ –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2026 (Unaudited)
Intermediate
Bond
Portfolio
Short Duration
Bond
Portfolio
Total Return
Portfolio
Emerging
Markets Debt
Portfolio
Dividend
Growth
Portfolio
Equity Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ – $ – $ 185,116 $ – $ 6,256,190 $ 38,576,505
Interest, net of foreign taxes withheld 22,459,586 28,086,317 44,032,082 8,440,682 97,955 1,274,079
Securities lending income, net 10,150 17,802 29,857 36,295 154 10,424
Total Investment Income 22,469,736 28,104,119 44,247,055 8,476,977 6,354,299 39,861,008
EXPENSES
Advisory fees 2,037,612 2,448,864 3,254,503 909,288 2,483,345 1,366,828
Administration fees 89,146 107,138 142,385 20,271 65,321 565,901
Service fees - Class I 73,036 413,277 768,419 22,537 740,099 5,562,281
Custodian fees and expenses 7,954 20,783 106,911 73,930 4,105 30,501
Portfolio accounting fees 64,779 100,022 112,445 40,248 44,021 259,449
Shareholder report expenses 5,040 7,187 10,171 1,696 4,106 37,112
Legal and audit fees 21,153 31,859 43,542 6,788 18,978 156,474
Trustees' fees 10,790 18,148 23,966 3,421 10,155 84,225
Interest expense 2,065 3,359 2,418,538 651 1,918 16,131
Licensing fees – – – – 2,951 –
Other 11,041 18,780 24,877 6,371 10,892 72,933
Total Expenses 2,322,616 3,169,417 6,905,757 1,085,201 3,385,891 8,151,835
Advisory Fee Waiver – – – (57,916) (111,978) –
Administration Fee Waiver (5,094) (6,122) (8,136) (1,159) (3,732) (32,337)
Net Expenses 2,317,522 3,163,295 6,897,621 1,026,126 3,270,181 8,119,498
NET INVESTMENT INCOME (LOSS) 20,152,214 24,940,824 37,349,434 7,450,851 3,084,118 31,741,510
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (683,613) (173,293) (8,259,620) 5,810,326 20,661,307 360,692,402
Foreign currency transactions – – (271,676) 1,208 4,559 –
Forward foreign currency contract transactions – – 548,554 (518,593) – –
Futures contract transactions – (2,073,665) (7,505,947) (632,407) – 7,442,391
Purchased option transactions – 510,405 (57,186) – – –
Written option transactions – (184,191) 210,840 – – –
Swap transactions – – 3,806,204 (355,492) – –
Net Realized Gain (Loss) (683,613) (1,920,744) (11,528,831) 4,305,042 20,665,866 368,134,793
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (8,327,228) (9,787,723) (19,832,877) (5,048,828) 44,023,673 278,045,389
Foreign currencies (2) (83) (880,234) (177,054) (8,996) –
Forward foreign currency contracts – – 5,312,593 (169,271) – –
Futures contracts – (1,337,751) 469,416 104,510 – (141,431)
Purchased options – – (229,991) – – –
Swaps – – 2,578,688 (341,467) – –
Written options – – 269,912 – – –
Change in Net Unrealized Appreciation (Depreciation) (8,327,230) (11,125,557) (12,312,493) (5,632,110) 44,014,677 277,903,958
NET GAIN (LOSS) (9,010,843) (13,046,301) (23,841,324) (1,327,068) 64,680,543 646,038,751
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 11,141,371 $ 11,894,523 $ 13,508,110 $ 6,123,783 $ 67,764,661 $ 677,780,261
Foreign taxes withheld on dividends and interest $ – $ 8,737 $ – ( $ 58,739 ) ( $ 27,486 ) ( $ 8,146 )

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2026 (Unaudited)
Focused
Growth
Portfolio
Growth
Portfolio
Hedged Equity
Portfolio
Large-Cap
Core
Portfolio
Large-Cap
Growth
Portfolio
Large-Cap
Plus Bond
Alpha
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 1,027,282 $ 4,243,344 $ 2,757,680 $ 12,607,585 $ 3,648,912 $ –
Interest, net of foreign taxes withheld 81,043 214,972 73,289 238,830 197,320 21,151,052
Securities lending income, net 1,983 3,916 – 1,984 22,099 9,222
Total Investment Income 1,110,308 4,462,232 2,830,969 12,848,399 3,868,331 21,160,274
EXPENSES
Advisory fees 1,759,832 4,200,551 1,418,448 5,037,251 4,629,949 2,188,304
Administration fees 42,887 133,654 41,371 195,893 114,814 85,101
Service fees - Class I 449,580 1,021,316 452,246 768,295 432,053 3,425
Custodian fees and expenses 2,359 10,385 19,638 18,603 12,151 11,464
Portfolio accounting fees 32,142 83,801 42,576 124,599 75,165 76,500
Shareholder report expenses 3,308 8,561 2,781 13,125 8,029 3,532
Legal and audit fees 11,669 34,877 12,154 60,413 38,208 22,481
Trustees' fees 6,552 20,517 6,625 31,970 17,534 12,164
Interest expense 2,672 4,300 1,676 6,033 5,098 –
Other 8,778 22,874 8,268 34,353 19,433 11,414
Total Expenses 2,319,779 5,540,836 2,005,783 6,290,535 5,352,434 2,414,385
Advisory Fee Waiver – – – – (524,864) (243,145)
Administration Fee Waiver (2,451) (7,637) (2,364) (11,194) (6,561) (4,863)
Net Expenses 2,317,328 5,533,199 2,003,419 6,279,341 4,821,009 2,166,377
NET INVESTMENT INCOME (LOSS) (1,207,020) (1,070,967) 827,550 6,569,058 (952,678) 18,993,897
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 36,582,101 179,375,288 39,262,145 213,167,519 28,703,139 521,099
Foreign currency transactions 2,744 1,189 – (650) 4,805 –
Futures contract transactions – – 704,815 379,516 – 5,054,951
Purchased option transactions – – (16,367,077) – – –
Written option transactions – – (27,839,087) – – –
Swap transactions – – – – – 88,011,964
Net Realized Gain (Loss) 36,584,845 179,376,477 (4,239,204) 213,546,385 28,707,944 93,588,014
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 4,231,942 (111,829,616) (5,951,048) (139,402,724) 92,338,223 (5,262,838)
Foreign currencies (4,358) (4,755) – 450 (11,920) –
Futures contracts – – 59,030 – – 402,019
Purchased options – – 132,539 – – –
Swaps – – – – – (11,901,803)
Written options – – 104,403 – – –
Change in Net Unrealized Appreciation (Depreciation) 4,227,584 (111,834,371) (5,655,076) (139,402,274) 92,326,303 (16,762,622)
NET GAIN (LOSS) 40,812,429 67,542,106 (9,894,280) 74,144,111 121,034,247 76,825,392
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 39,605,409 $ 66,471,139 ( $ 9,066,730 ) $ 80,713,169 $ 120,081,569 $ 95,819,289
Foreign taxes withheld on dividends and interest ( $ 27,970 ) ( $ 38,097 ) ( $ 3,412 ) ( $ 58,666 ) ( $ 113,827 ) $ –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2026 (Unaudited)
Large-Cap
Value
Portfolio
Mid-Cap
Growth
Portfolio
Mid-Cap Plus
Bond Alpha
Portfolio
Mid-Cap Value
Portfolio
QQQ Plus
Bond Alpha
Portfolio
Small-Cap
Equity
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 7,457,010 $ 1,814,298 $ – $ 3,125,394 $ – $ 2,607,572
Interest, net of foreign taxes withheld 122,921 126,049 17,294,646 164,518 15,243,118 114,735
Securities lending income, net 9,607 11,625 6,070 4,062 3,517 7,733
Total Investment Income 7,589,538 1,951,972 17,300,716 3,293,974 15,246,635 2,730,040
EXPENSES
Advisory fees 2,263,832 2,727,387 1,757,059 1,517,153 1,611,565 1,098,641
Administration fees 64,441 68,184 68,330 37,929 62,672 25,635
Service fees - Class I 485,501 386,219 418,756 226,611 7,669 139,420
Custodian fees and expenses 3,904 6,857 11,996 3,178 10,022 18,687
Portfolio accounting fees 47,916 55,349 77,383 27,197 61,494 38,952
Shareholder report expenses 4,118 11,899 4,031 2,863 2,917 1,614
Legal and audit fees 15,933 18,825 19,878 11,261 20,360 8,599
Trustees' fees 9,624 11,399 10,647 5,372 10,053 4,539
Interest expense 1,860 2,100 2,003 1,045 – 2,133
Licensing fees – – – – 107,587 6,717
Other 12,937 14,410 11,722 7,938 8,345 5,380
Total Expenses 2,910,066 3,302,629 2,381,805 1,840,547 1,902,684 1,350,317
Advisory Fee Waiver (73,164) (194,814) (195,229) – (322,313) (146,486)
Administration Fee Waiver (3,682) (3,896) (3,905) (2,167) (3,581) (1,465)
Net Expenses 2,833,220 3,103,919 2,182,671 1,838,380 1,576,790 1,202,366
NET INVESTMENT INCOME (LOSS) 4,756,318 (1,151,947) 15,118,045 1,455,594 13,669,845 1,527,674
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 199,521,239 38,492,793 599,079 12,961,244 515,035 32,232,586
Foreign currency transactions – – – – – (8,376)
Futures contract transactions – – (2,872,687) – 7,547,636 61,611
Swap transactions – – 83,194,106 – 117,332,237 –
Net Realized Gain (Loss) 199,521,239 38,492,793 80,920,498 12,961,244 125,394,908 32,285,821
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (100,656,835) 4,939 (4,754,713) 34,205,896 (3,851,709) 16,350,493
Foreign currencies (6,820) – – (120) – (713)
Futures contracts – – (646,303) – 732,882 26,283
Swaps – – 14,752,050 – (11,153,484) –
Change in Net Unrealized Appreciation (Depreciation) (100,663,655) 4,939 9,351,034 34,205,776 (14,272,311) 16,376,063
NET GAIN (LOSS) 98,857,584 38,497,732 90,271,532 47,167,020 111,122,597 48,661,884
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 103,613,902 $ 37,345,785 $ 105,389,577 $ 48,622,614 $ 124,792,442 $ 50,189,558
Foreign taxes withheld on dividends and interest ( $ 46,287 ) ( $ 6,518 ) $ – ( $ 3,136 ) $ – ( $ 26,429 )

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2026 (Unaudited)
Small-Cap
Growth
Portfolio
Small-Cap
Index
Portfolio
Small-Cap Plus
Bond Alpha
Portfolio
Small-Cap
Value
Portfolio
Value
Portfolio
Value
Advantage
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 822,522 $ 5,394,947 $ – $ 3,398,958 $ 12,648,787 $ 4,205,503
Interest, net of foreign taxes withheld 110,436 115,965 4,566,529 18,371 516,301 136,062
Securities lending income, net 46,059 206,092 893 8,707 2,225 10,664
Total Investment Income 979,017 5,717,004 4,567,422 3,426,036 13,167,313 4,352,229
EXPENSES
Advisory fees 1,469,186 1,233,167 488,280 1,364,528 5,019,162 1,504,107
Administration fees 42,851 71,935 18,988 31,839 124,831 39,882
Service fees - Class I 185,827 717,801 1,629 208,854 262,833 118,818
Custodian fees and expenses 3,107 12,364 8,638 1,860 7,127 4,833
Portfolio accounting fees 24,040 56,211 44,379 31,131 74,267 46,279
Shareholder report expenses 5,193 4,688 893 2,025 8,501 2,767
Legal and audit fees 12,565 24,344 5,883 8,248 38,250 10,321
Trustees' fees 5,790 10,534 2,764 4,703 19,533 7,276
Interest expense – 1,570 – 1,475 3,681 1,306
Recoupment of adviser reimbursement (1) – – 23,186 – – –
Licensing fees – 54,501 – – – –
Other 7,077 13,484 3,474 7,904 19,204 10,689
Total Expenses 1,755,636 2,200,599 598,114 1,662,567 5,577,389 1,746,278
Advisory Fee Waiver – – (54,253) (309,293) (606,320) (45,579)
Administration Fee Waiver (2,449) (4,110) (1,085) (1,819) (7,133) (2,279)
Net Expenses 1,753,187 2,196,489 542,776 1,351,455 4,963,936 1,698,420
NET INVESTMENT INCOME (LOSS) (774,170) 3,520,515 4,024,646 2,074,581 8,203,377 2,653,809
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 25,448,049 110,343,677 64,993 16,417,414 187,600,127 53,620,162
Foreign currency transactions – – – – 1,808 –
Forward foreign currency contract transactions – – – – 128,526 –
Futures contract transactions – 867,620 1,037,266 – 37,689 –
Swap transactions – – 30,979,279 – – –
Net Realized Gain (Loss) 25,448,049 111,211,297 32,081,538 16,417,414 187,768,150 53,620,162
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 105,564,738 53,916,814 (1,040,661) 55,690,905 (44,070,000) (11,360,124)
Foreign currencies (559) (44) – – (17,793) –
Forward foreign currency contracts – – – – 1,013,580 –
Futures contracts – 278,845 248,798 – – –
Swaps – – 8,473,499 – – –
Change in Net Unrealized Appreciation (Depreciation) 105,564,179 54,195,615 7,681,636 55,690,905 (43,074,213) (11,360,124)
NET GAIN (LOSS) 131,012,228 165,406,912 39,763,174 72,108,319 144,693,937 42,260,038
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 130,238,058 $ 168,927,427 $ 43,787,820 $ 74,182,900 $ 152,897,314 $ 44,913,847
Foreign taxes withheld on dividends and interest $ – ( $ 8,241 ) $ – ( $ 3,529 ) ( $ 166,928 ) $ –
(1) Pacific Life Fund Advisors LLC recouped expenses from the Small-Cap Plus Bond Alpha Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2026 (Unaudited)
Emerging
Markets
Portfolio
International
Equity Plus
Bond Alpha
Portfolio
International
Growth
Portfolio
International
Large-Cap
Portfolio
International
Small-Cap
Portfolio
International
Value
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 11,009,312 $ – $ 7,129,155 $ 16,744,621 $ 4,743,592 $ 25,026,773
Interest, net of foreign taxes withheld 191,816 11,224,409 183,208 145,038 99,925 195,051
Securities lending income, net 26,287 1,785 4,050 17,809 16,662 73,107
Total Investment Income 11,227,415 11,226,194 7,316,413 16,907,468 4,860,179 25,294,931
EXPENSES
Advisory fees 3,716,764 1,198,524 2,240,379 3,902,174 1,221,038 3,725,860
Administration fees 81,304 46,609 54,330 87,915 25,139 100,312
Service fees - Class I 428,283 3,741 22,149 674,095 94,526 498,705
Custodian fees and expenses 135,397 8,338 32,314 38,104 47,341 56,503
Portfolio accounting fees 80,604 52,708 43,873 76,314 35,254 83,729
Shareholder report expenses 11,624 2,304 3,846 5,372 1,401 6,214
Legal and audit fees 29,427 15,244 18,109 34,846 7,349 32,176
Trustees' fees 11,521 6,636 8,122 14,013 4,714 15,547
Interest expense 5,898 – 1,572 14,805 1,872 2,987
Other 14,232 12,701 9,921 20,389 9,146 18,853
Total Expenses 4,515,054 1,346,805 2,434,615 4,868,027 1,447,780 4,540,886
Advisory Fee Waiver (139,379) (133,169) – (150,713) (21,547) –
Administration Fee Waiver (4,646) (2,664) (3,105) (5,024) (1,437) (5,731)
Net Expenses 4,371,029 1,210,972 2,431,510 4,712,290 1,424,796 4,535,155
NET INVESTMENT INCOME (LOSS) 6,856,386 10,015,222 4,884,903 12,195,178 3,435,383 20,759,776
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 114,561,759 166,341 31,334,538 106,745,908 25,633,637 116,402,795
Foreign currency transactions (1,765,038) – 40,974 (186,167) 136,334 (369,150)
Futures contract transactions (809,168) 1,581,935 – (563,107) – 312,043
Swap transactions – 44,612,140 – – – –
Net Realized Gain (Loss) 111,987,553 46,360,416 31,375,512 105,996,634 25,769,971 116,345,688
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax 100,617,670 (2,565,599) 5,444,535 (92,918,289) 269,596 (13,232,445)
Foreign currencies (268,279) – (82,768) (343,414) 7,810 (63,532)
Futures contracts (167,898) (95,178) – – – –
Swaps – (7,461,686) – – – –
Change in Net Unrealized Appreciation (Depreciation) 100,181,493 (10,122,463) 5,361,767 (93,261,703) 277,406 (13,295,977)
NET GAIN (LOSS) 212,169,046 36,237,953 36,737,279 12,734,931 26,047,377 103,049,711
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 219,025,432 $ 46,253,175 $ 41,622,182 $ 24,930,109 $ 29,482,760 $ 123,809,487
Foreign taxes withheld on dividends and interest ( $ 1,548,066 ) $ – ( $ 763,214 ) ( $ 1,971,457 ) ( $ 549,835 ) ( $ 3,151,428 )
Foreign taxes reclaimed – – 385,423 1,441,417 – –
Foreign capital gains tax withheld (914,899) – – (7,255) – (61,501)
Change in deferred foreign capital gains tax (1,450,419) – – (141,580) – (196,326)

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2026 (Unaudited)
Health
Sciences
Portfolio
Real Estate
Portfolio
Technology
Portfolio
Capital
Appreciation
Portfolio
PSF Avantis
Balanced
Allocation
Portfolio
Pacific
Dynamix -
Conservative
Growth
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 2,432,961 $ 4,561,024 $ 1,054,746 $ 325,131 $ 3,253,073 $ –
Interest, net of foreign taxes withheld 99,592 18,015 241,328 971,994 – –
Securities lending income, net 11,131 4,445 1,586 449 6,542 –
Total Investment Income 2,543,684 4,583,484 1,297,660 1,297,574 3,259,615 –
EXPENSES
Advisory fees 1,643,085 1,416,517 2,355,994 430,727 304,630 464,463
Administration fees 31,949 29,384 45,811 9,423 11,423 17,417
Service fees - Class I 362,290 216,803 516,538 106,336 300,566 434,351
Custodian fees and expenses 3,064 2,166 3,019 2,177 1,600 –
Portfolio accounting fees 29,378 27,506 34,302 28,754 27,752 25,469
Shareholder report expenses 2,175 1,886 2,832 369 1,788 3,231
Legal and audit fees 11,655 8,474 11,962 2,209 7,582 11,601
Trustees' fees 5,154 4,648 6,502 930 4,195 6,423
Interest expense 1,297 1,410 1,995 26 800 16
Offering expense – – – 28,492 – –
Other 7,083 8,627 13,420 2,225 6,262 12,266
Total Expenses 2,097,130 1,717,421 2,992,375 611,668 666,598 975,237
Advisory Fee Waiver – (151,117) (287,955) (59,225) – –
Administration Fee Waiver (1,825) (1,679) (2,618) (539) (381) (580)
Adviser Reimbursement – – – (19,499) – (129,528)
Net Expenses 2,095,305 1,564,625 2,701,802 532,405 666,217 845,129
NET INVESTMENT INCOME (LOSS) 448,379 3,018,859 (1,404,142) 765,169 2,593,398 (845,129)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 18,012,290 1,932,205 67,256,964 2,036,549 11,421,368 –
Investment securities from affiliated mutual fund investments – – – – – 20,489,866
Foreign currency transactions (23) – (330) (5,296) – –
Written option transactions – – – 16,962 – –
Net Realized Gain (Loss) 18,012,267 1,932,205 67,256,634 2,048,215 11,421,368 20,489,866
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (2,908,328) 46,769,965 101,242,622 4,893,041 13,059,226 –
Investment securities from affiliated mutual fund investments – – – – – 6,660,854
Foreign currencies (4,013) – (243) (140) – –
Written options – – – (111,922) – –
Change in Net Unrealized Appreciation (Depreciation) (2,912,341) 46,769,965 101,242,379 4,780,979 13,059,226 6,660,854
NET GAIN (LOSS) 15,099,926 48,702,170 168,499,013 6,829,194 24,480,594 27,150,720
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 15,548,305 $ 51,721,029 $ 167,094,871 $ 7,594,363 $ 27,073,992 $ 26,305,591
Foreign taxes withheld on dividends and interest ( $ 18,281 ) $ – ( $ 36,140 ) ( $ 6,382 ) $ – $ –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2026 (Unaudited)
Pacific
Dynamix -
Moderate
Growth
Portfolio
Pacific
Dynamix -
Growth
Portfolio
Pacific
Dynamix -
Aggressive
Growth
Portfolio
Portfolio
Optimization
Conservative
Portfolio
Portfolio
Optimization
Moderate-
Conservative
Portfolio
Portfolio
Optimization
Moderate
Portfolio
EXPENSES
Advisory fees $ 2,513,119 $ 2,025,088 $ 28,429 $ 444,059 $ 654,433 $ 3,153,164
Administration fees 94,242 75,941 1,067 33,305 49,082 236,487
Service fees - Class I 2,393,174 1,890,266 16,470 887,905 1,308,321 6,303,428
Portfolio accounting fees 27,878 27,361 25,069 33,796 33,842 40,120
Shareholder report expenses 14,632 11,789 126 4,828 7,170 34,700
Legal and audit fees 62,668 50,881 709 21,956 32,430 156,696
Trustees' fees 34,419 27,872 319 12,440 18,299 87,189
Interest expense 85 69 – 15 23 109
Other 38,689 33,002 951 17,597 23,347 89,220
Total Expenses 5,178,906 4,142,269 73,140 1,455,901 2,126,947 10,101,113
Administration Fee Waiver (3,141) (2,531) (36) (1,110) (1,636) (7,883)
Adviser Reimbursement (526,055) (431,614) (30,710) – – –
Net Expenses 4,649,710 3,708,124 42,394 1,454,791 2,125,311 10,093,230
NET INVESTMENT INCOME (LOSS) (4,649,710) (3,708,124) (42,394) (1,454,791) (2,125,311) (10,093,230)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions – – – 14 21 99
Investment securities from affiliated mutual fund investments 147,477,973 134,213,434 1,045,779 36,885,440 67,796,037 412,524,370
Net Realized Gain (Loss) 147,477,973 134,213,434 1,045,779 36,885,454 67,796,058 412,524,469
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments 54,083,707 63,056,095 2,391,067 (4,802,729) 4,655,149 44,735,964
Change in Net Unrealized Appreciation (Depreciation) 54,083,707 63,056,095 2,391,067 (4,802,729) 4,655,149 44,735,964
NET GAIN (LOSS) 201,561,680 197,269,529 3,436,846 32,082,725 72,451,207 457,260,433
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 196,911,970 $ 193,561,405 $ 3,394,452 $ 30,627,934 $ 70,325,896 $ 447,167,203

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2026 (Unaudited)
Portfolio
Optimization
Growth
Portfolio
Portfolio
Optimization
Aggressive-
Growth
Portfolio
PD 1-3 Year
Corporate
Bond
Portfolio
PD Aggregate
Bond Index
Portfolio
PD High Yield
Bond Market
Portfolio
PD Large-Cap
Growth Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ – $ – $ – $ – $ 61 $ 3,135,058
Interest, net of foreign taxes withheld – – 4,571,193 21,340,447 9,477,995 104,123
Securities lending income, net – – 13,031 2,555 62,491 3,782
Total Investment Income – – 4,584,224 21,343,002 9,540,547 3,242,963
EXPENSES
Advisory fees 3,068,927 807,371 173,897 772,982 261,396 676,819
Administration fees 230,169 60,553 18,328 95,693 23,686 94,364
Service fees - Class I 6,130,781 1,608,163 – – – –
Custodian fees and expenses – – 1,853 36,416 6,446 11,179
Portfolio accounting fees 39,857 33,841 43,271 180,059 73,577 59,919
Shareholder report expenses 34,655 9,919 1,220 6,486 1,440 6,178
Legal and audit fees 152,743 40,292 5,253 26,172 6,449 24,138
Trustees' fees 84,083 21,968 3,075 14,918 3,694 14,307
Interest expense 104 27 118 – 2,037 3,054
Licensing fees – – – – – 35,050
Other 85,906 26,809 3,855 13,850 4,461 13,691
Total Expenses 9,827,225 2,608,943 250,870 1,146,576 383,186 938,699
Administration Fee Waiver (7,673) (2,018) (1,047) (5,468) (1,354) (5,392)
Net Expenses 9,819,552 2,606,925 249,823 1,141,108 381,832 933,307
NET INVESTMENT INCOME (LOSS) (9,819,552) (2,606,925) 4,334,401 20,201,894 9,158,715 2,309,656
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 96 25 278,470 (1,777,433) (1,273,194) 112,826,529
Investment securities from affiliated mutual fund investments 409,801,435 125,429,115 – – – –
Futures contract transactions – – – – – 1,224,018
Net Realized Gain (Loss) 409,801,531 125,429,140 278,470 (1,777,433) (1,273,194) 114,050,547
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities – – (2,409,067) (11,157,754) (3,053,608) (47,569,845)
Investment securities from affiliated mutual fund investments 136,218,560 41,500,517 – – – –
Foreign currencies – – – – (5) –
Futures contracts – – – – – 268,886
Change in Net Unrealized Appreciation (Depreciation) 136,218,560 41,500,517 (2,409,067) (11,157,754) (3,053,613) (47,300,959)
NET GAIN (LOSS) 546,020,091 166,929,657 (2,130,597) (12,935,187) (4,326,807) 66,749,588
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 536,200,539 $ 164,322,732 $ 2,203,804 $ 7,266,707 $ 4,831,908 $ 69,059,244
Foreign taxes withheld on dividends and interest $ – $ – $ 355 $ – $ – ( $ 2,246 )

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2026 (Unaudited)
PD Large-Cap
Value Index
Portfolio
PD Mid-Cap
Index
Portfolio
PD Small-Cap
Growth Index
Portfolio
PD Small-Cap
Value Index
Portfolio
PD Emerging
Markets Index
Portfolio
PD
International
Large-Cap
Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 8,924,831 $ 2,405,547 $ 413,151 $ 1,325,562 $ 1,518,151 $ 10,965,195
Interest, net of foreign taxes withheld 74,719 24,264 13,060 11,474 61,211 162,095
Securities lending income, net 5,386 4,991 33,477 13,831 1,061 38,787
Total Investment Income 9,004,936 2,434,802 459,688 1,350,867 1,580,423 11,166,077
EXPENSES
Advisory fees 610,940 211,619 89,578 90,217 341,688 716,016
Administration fees 84,756 26,566 11,197 11,277 13,985 60,482
Custodian fees and expenses 10,921 8,217 9,660 11,578 94,953 51,864
Portfolio accounting fees 60,130 28,204 19,513 26,142 41,763 47,747
Shareholder report expenses 5,661 1,811 857 611 937 3,857
Legal and audit fees 22,383 7,832 4,016 3,246 5,199 19,656
Trustees' fees 13,132 4,069 1,418 1,887 1,847 9,380
Interest expense 2,806 883 – 610 623 4,568
Licensing fees 33,520 8,964 1,715 4,749 6,804 75,307
Other 13,049 4,611 2,174 3,096 2,694 9,897
Total Expenses 857,298 302,776 140,128 153,413 510,493 998,774
Advisory Fee Waiver – – – – (208,313) (197,600)
Administration Fee Waiver (4,843) (1,518) (640) (644) (799) (3,456)
Net Expenses 852,455 301,258 139,488 152,769 301,381 797,718
NET INVESTMENT INCOME (LOSS) 8,152,481 2,133,544 320,200 1,198,098 1,279,042 10,368,359
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 188,138,785 30,144,252 15,454,659 17,996,977 6,001,002 34,779,592
Foreign currency transactions – – – – (34,990) (25,730)
Futures contract transactions 515,837 237,825 59,926 86,841 542,980 1,981,428
Net Realized Gain (Loss) 188,654,622 30,382,077 15,514,585 18,083,818 6,508,992 36,735,290
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax (47,166,302) 10,271,072 7,159,991 6,657,017 25,931,317 24,284,425
Foreign currencies – – – – (27,521) (195,853)
Futures contracts (33,089) 49,718 22,024 33,824 (89,964) (156,375)
Change in Net Unrealized Appreciation (Depreciation) (47,199,391) 10,320,790 7,182,015 6,690,841 25,813,832 23,932,197
NET GAIN (LOSS) 141,455,231 40,702,867 22,696,600 24,774,659 32,322,824 60,667,487
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 149,607,712 $ 42,836,411 $ 23,016,800 $ 25,972,757 $ 33,601,866 $ 71,035,846
Foreign taxes withheld on dividends and interest ( $ 4,330 ) ( $ 3,437 ) ( $ 409 ) ( $ 2,274 ) ( $ 205,104 ) ( $ 1,344,500 )
Foreign taxes reclaimed – – – – – 603,163
Foreign capital gains tax withheld – – – – (6,575) –
Change in deferred foreign capital gains tax – – – – (175,065) –

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2026 (Unaudited)

See Notes to Financial Statements
003
Bond Plus Portfolio
005
Core Income Portfolio
010
Diversified Bond Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 10,701,678 $ 21,828,471 $ 7,314,626 $ 15,262,586 $ 37,996,937 $ 90,059,617
Net realized gain (loss) (6,273,462) 13,000,799 (1,946,173) (777,396) 660,305 6,707,209
Change in net unrealized appreciation (depreciation) (2,166,946) 5,617,162 (2,685,969) 7,238,864 (27,027,864) 44,648,237
Net Increase (Decrease) in Net Assets
Resulting from Operations 2,261,270 40,446,432 2,682,484 21,724,054 11,629,378 141,415,063
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 1,483,149 2,837,019 9,908,125 29,864,568 27,678,786 85,882,128
Class P 14,656,118 374,847,356 23,581,909 55,217,790 29,585,262 136,925,033
Cost of shares repurchased
Class I (452,494) (1,720,365) (11,182,371) (16,584,774) (32,434,049) (212,755,268)
Class P (50,194,567) (57,514,714) (32,856,819) (93,092,793) (318,270,039) (618,056,485)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (34,507,794) 318,449,296 (10,549,156) (24,595,209) (293,440,040) (608,004,592)
NET INCREASE (DECREASE) IN NET ASSETS (32,246,524) 358,895,728 (7,866,672) (2,871,155) (281,810,662) (466,589,529)
NET ASSETS
Beginning of Year or Period 556,222,093 197,326,365 332,209,007 335,080,162 1,621,311,448 2,087,900,977
End of Year or Period $ 523,975,569 $ 556,222,093 $ 324,342,335 $ 332,209,007 $ 1,339,500,786 $ 1,621,311,448
015
Floating Rate Income Portfolio
020
High Yield Bond Portfolio
025
Inflation Managed Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 11,307,574 $ 26,478,500 $ 22,810,745 $ 47,232,654 $ 11,193,399 $ 14,547,239
Net realized gain (loss) (2,752,065) (4,438,871) (1,181,982) (5,144,748) (975,289) (3,366,349)
Change in net unrealized appreciation (depreciation) (4,505,324) (307,689) (9,057,679) 3,136,847 (6,847,386) 16,080,648
Net Increase (Decrease) in Net Assets
Resulting from Operations 4,050,185 21,731,940 12,571,084 45,224,753 3,370,724 27,261,538
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 6,709,108 17,241,686 36,728,714 41,827,525 11,805,993 21,600,673
Class P 95,285,981 169,868,417 107,831,893 190,372,925 50,782,111 34,323,958
Cost of shares repurchased
Class I (22,249,626) (45,696,505) (48,217,983) (46,178,143) (12,307,528) (31,406,992)
Class P (14,864,626) (186,707,547) (63,393,144) (329,997,829) (26,007,904) (29,903,226)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 64,880,837 (45,293,949) 32,949,480 (143,975,522) 24,272,672 (5,385,587)
NET INCREASE (DECREASE) IN NET ASSETS 68,931,022 (23,562,009) 45,520,564 (98,750,769) 27,643,396 21,875,951
NET ASSETS
Beginning of Year or Period 342,710,579 366,272,588 667,211,884 765,962,653 374,324,375 352,448,424
End of Year or Period $ 411,641,601 $ 342,710,579 $ 712,732,448 $ 667,211,884 $ 401,967,771 $ 374,324,375
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2026 (Unaudited)
030
Intermediate Bond Portfolio
035
Short Duration Bond Portfolio
040
Total Return Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 20,152,214 $ 25,738,271 $ 24,940,824 $ 51,809,934 $ 37,349,434 $ 73,907,209
Net realized gain (loss) (683,613) (27,525,461) (1,920,744) 2,595,638 (11,528,831) 24,711,636
Change in net unrealized appreciation (depreciation) (8,327,230) 43,634,020 (11,125,557) 11,162,264 (12,312,493) 52,177,677
Net Increase (Decrease) in Net Assets
Resulting from Operations 11,141,371 41,846,830 11,894,523 65,567,836 13,508,110 150,796,522
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 8,197,388 29,716,604 35,853,737 70,756,956 60,305,291 104,625,737
Class P 562,398,721 419,902,755 16,503,345 807,993,308 68,599,318 215,951,572
Cost of shares repurchased
Class I (3,203,957) (6,530,006) (42,542,989) (83,887,713) (34,068,014) (87,822,846)
Class P (166,707,798) (366,596,015) (226,350,532) (521,948,655) (324,263,212) (450,397,683)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 400,684,354 76,493,338 (216,536,439) 272,913,896 (229,426,617) (217,643,220)
NET INCREASE (DECREASE) IN NET ASSETS 411,825,725 118,340,168 (204,641,916) 338,481,732 (215,918,507) (66,846,698)
NET ASSETS
Beginning of Year or Period 797,755,222 679,415,054 1,322,765,858 984,284,126 1,774,768,161 1,841,614,859
End of Year or Period $ 1,209,580,947 $ 797,755,222 $ 1,118,123,942 $ 1,322,765,858 $ 1,558,849,654 $ 1,774,768,161
045
Emerging Markets Debt Portfolio
050
Dividend Growth Portfolio
055
Equity Index Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 7,450,851 $ 13,147,201 $ 3,084,118 $ 5,264,255 $ 31,741,510 $ 55,590,224
Net realized gain (loss) 4,305,042 2,427,577 20,665,866 26,502,175 368,134,793 56,160,011
Change in net unrealized appreciation (depreciation) (5,632,110) 13,202,041 44,014,677 63,860,150 277,903,958 785,065,386
Net Increase (Decrease) in Net Assets
Resulting from Operations 6,123,783 28,776,819 67,764,661 95,626,580 677,780,261 896,815,621
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 2,688,027 3,060,960 12,386,744 21,389,319 184,837,973 444,404,158
Class P 46,139,892 154,364,634 962,266 831,663 558,312,742 186,128,859
Cost of shares repurchased
Class I (2,870,218) (7,676,270) (41,254,159) (49,718,431) (170,248,753) (410,791,375)
Class P (66,893,261) (39,794,984) (525,224) (782,946) (540,851,119) (44,559,903)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (20,935,560) 109,954,340 (28,430,373) (28,280,395) 32,050,843 175,181,739
NET INCREASE (DECREASE) IN NET ASSETS (14,811,777) 138,731,159 39,334,288 67,346,185 709,831,104 1,071,997,360
NET ASSETS
Beginning of Year or Period 256,904,235 118,173,076 743,176,717 675,830,532 6,075,691,414 5,003,694,054
End of Year or Period $ 242,092,458 $ 256,904,235 $ 782,511,005 $ 743,176,717 $ 6,785,522,518 $ 6,075,691,414
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2026 (Unaudited)
060
Focused Growth Portfolio
065
Growth Portfolio
070
Hedged Equity Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) ( $ 1,207,020 ) ( $ 1,995,768 ) ( $ 1,070,967 ) ( $ 3,318,344 ) $ 827,550 $ 1,971,837
Net realized gain (loss) 36,584,845 105,059,918 179,376,477 372,368,475 (4,239,204) (6,718,113)
Change in net unrealized appreciation (depreciation) 4,227,584 (19,692,633) (111,834,371) (189,307,619) (5,655,076) 39,676,836
Net Increase (Decrease) in Net Assets
Resulting from Operations 39,605,409 83,371,517 66,471,139 179,742,512 (9,066,730) 34,930,560
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 14,907,220 33,777,059 9,548,850 36,207,947 8,243,918 82,834,498
Class P 4,285,684 3,630,246 205,440,089 158,888,975 3,651,492 6,855,039
Cost of shares repurchased
Class I (27,614,289) (34,688,164) (52,800,026) (101,189,940) (39,562,111) (54,367,979)
Class P (10,093,040) (217,443,317) (57,532,994) (498,400,054) (1,187,488) (2,169,284)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (18,514,425) (214,724,176) 104,655,919 (404,493,072) (28,854,189) 33,152,274
NET INCREASE (DECREASE) IN NET ASSETS 21,090,984 (131,352,659) 171,127,058 (224,750,560) (37,920,919) 68,082,834
NET ASSETS
Beginning of Year or Period 500,155,098 631,507,757 1,519,506,092 1,744,256,652 495,705,100 427,622,266
End of Year or Period $ 521,246,082 $ 500,155,098 $ 1,690,633,150 $ 1,519,506,092 $ 457,784,181 $ 495,705,100
075
Large-Cap Core Portfolio
080
Large-Cap Growth Portfolio
082
Large-Cap Plus Bond Alpha
Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 6,569,058 $ 14,838,016 ( $ 952,678 ) ( $ 1,222,458 ) $ 18,993,897 $ 33,432,193
Net realized gain (loss) 213,546,385 317,777,218 28,707,944 299,587,234 93,588,014 73,355,304
Change in net unrealized appreciation (depreciation) (139,402,274) 25,102,033 92,326,303 (96,437,274) (16,762,622) 36,350,092
Net Increase (Decrease) in Net Assets
Resulting from Operations 80,713,169 357,717,267 120,081,569 201,927,502 95,819,289 143,137,589
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 13,711,910 28,244,505 5,764,291 11,539,401 388,652 978,088
Class P 116,366,091 130,581,945 192,383,297 70,616,444 174,942,415 17,665,823
Cost of shares repurchased
Class I (35,524,406) (65,485,770) (28,251,056) (59,777,973) (681,818) (35,942)
Class P (664,797,287) (540,041,786) (89,280,618) (728,048,498) (15,286,093) (82,735,379)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (570,243,692) (446,701,106) 80,615,914 (705,670,626) 159,363,156 (64,127,410)
NET INCREASE (DECREASE) IN NET ASSETS (489,530,523) (88,983,839) 200,697,483 (503,743,124) 255,182,445 79,010,179
NET ASSETS
Beginning of Year or Period 2,524,673,166 2,613,657,005 1,248,776,130 1,752,519,254 884,520,025 805,509,846
End of Year or Period $ 2,035,142,643 $ 2,524,673,166 $ 1,449,473,613 $ 1,248,776,130 $ 1,139,702,470 $ 884,520,025
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2026 (Unaudited)
085
Large-Cap Value Portfolio
090
Mid-Cap Growth Portfolio
095
Mid-Cap Plus Bond Alpha Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 4,756,318 $ 10,341,221 ( $ 1,151,947 ) ( $ 1,983,562 ) $ 15,118,045 $ 30,864,766
Net realized gain (loss) 199,521,239 163,105,165 38,492,793 (12,875,078) 80,920,498 6,350,765
Change in net unrealized appreciation (depreciation) (100,663,655) (91,882,736) 4,939 32,312,871 9,351,034 22,829,801
Net Increase (Decrease) in Net Assets
Resulting from Operations 103,613,902 81,563,650 37,345,785 17,454,231 105,389,577 60,045,332
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 7,859,318 16,961,189 7,549,851 29,408,518 2,030,301 6,920,758
Class P 415,279,302 12,562,626 12,967,217 234,680,862 40,114,600 168,171,675
Cost of shares repurchased
Class I (28,906,045) (43,773,202) (19,449,548) (39,875,606) (34,858,731) (47,838,904)
Class P (128,619,082) (490,593,727) (209,950,812) (342,832,660) (54,058,214) (27,719,430)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 265,613,493 (504,843,114) (208,883,292) (118,618,886) (46,772,044) 99,534,099
NET INCREASE (DECREASE) IN NET ASSETS 369,227,395 (423,279,464) (171,537,507) (101,164,655) 58,617,533 159,579,431
NET ASSETS
Beginning of Year or Period 727,374,972 1,150,654,436 849,377,022 950,541,677 765,588,855 606,009,424
End of Year or Period $ 1,096,602,367 $ 727,374,972 $ 677,839,515 $ 849,377,022 $ 824,206,388 $ 765,588,855
100
Mid-Cap Value Portfolio
103
QQQ Plus Bond Alpha Portfolio
105
Small-Cap Equity Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 1,455,594 $ 2,654,265 $ 13,669,845 $ 19,385,536 $ 1,527,674 $ 4,822,637
Net realized gain (loss) 12,961,244 55,174,739 125,394,908 48,076,658 32,285,821 12,922,995
Change in net unrealized appreciation (depreciation) 34,205,776 (11,343,410) (14,272,311) 18,621,253 16,376,063 10,029,060
Net Increase (Decrease) in Net Assets
Resulting from Operations 48,622,614 46,485,594 124,792,442 86,083,447 50,189,558 27,774,692
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 23,841,124 29,436,533 6,762,041 5,657,230 7,434,185 16,406,260
Class P 126,850,155 233,854,623 29,604,969 514,202,944 80,421,675 81,652,623
Cost of shares repurchased
Class I (10,310,803) (16,355,581) (1,065,422) (7,417,706) (13,058,788) (11,006,029)
Class P (50,087,429) (216,192,636) (203,764,288) (49,829,208) (61,717,803) (270,523,886)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 90,293,047 30,742,939 (168,462,700) 462,613,260 13,079,269 (183,471,032)
NET INCREASE (DECREASE) IN NET ASSETS 138,915,661 77,228,533 (43,670,258) 548,696,707 63,268,827 (155,696,340)
NET ASSETS
Beginning of Year or Period 403,960,099 326,731,566 755,409,617 206,712,910 255,621,510 411,317,850
End of Year or Period $ 542,875,760 $ 403,960,099 $ 711,739,359 $ 755,409,617 $ 318,890,337 $ 255,621,510
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2026 (Unaudited)
110
Small-Cap Growth Portfolio
115
Small-Cap Index Portfolio
117
Small-Cap Plus Bond Alpha Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) ( $ 774,170 ) ( $ 260,710 ) $ 3,520,515 $ 6,718,475 $ 4,024,646 $ 4,871,544
Net realized gain (loss) 25,448,049 31,482,846 111,211,297 28,303,803 32,081,538 8,832,729
Change in net unrealized appreciation (depreciation) 105,564,179 (2,809,112) 54,195,615 51,226,267 7,681,636 2,395,775
Net Increase (Decrease) in Net Assets
Resulting from Operations 130,238,058 28,413,024 168,927,427 86,248,545 43,787,820 16,100,048
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 5,678,783 14,360,447 32,146,620 42,185,901 958,014 4,902,145
Class P 217,332,795 148,247,576 23,096,569 32,134,934 12,214,037 107,371,199
Cost of shares repurchased
Class I (21,189,450) (17,194,514) (52,052,178) (71,693,916) (283,261) (4,580,740)
Class P (103,438,959) (216,024,412) (9,834,635) (33,421,251) (16,460,568) (17,124,474)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 98,383,169 (70,610,903) (6,643,624) (30,794,332) (3,571,778) 90,568,130
NET INCREASE (DECREASE) IN NET ASSETS 228,621,227 (42,197,879) 162,283,803 55,454,213 40,216,042 106,668,178
NET ASSETS
Beginning of Year or Period 363,697,330 405,895,209 753,919,176 698,464,963 200,962,976 94,294,798
End of Year or Period $ 592,318,557 $ 363,697,330 $ 916,202,979 $ 753,919,176 $ 241,179,018 $ 200,962,976
120
Small-Cap Value Portfolio
125
Value Portfolio
130
Value Advantage Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 2,074,581 $ 4,559,558 $ 8,203,377 $ 15,111,587 $ 2,653,809 $ 11,342,450
Net realized gain (loss) 16,417,414 11,599,476 187,768,150 37,683,989 53,620,162 112,813,178
Change in net unrealized appreciation (depreciation) 55,690,905 (7,920,252) (43,074,213) 186,080,344 (11,360,124) (62,813,899)
Net Increase (Decrease) in Net Assets
Resulting from Operations 74,182,900 8,238,782 152,897,314 238,875,920 44,913,847 61,341,729
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 5,850,218 10,992,710 11,955,158 6,652,560 7,755,023 18,643,455
Class P 109,226,952 104,655,950 8,216,132 636,402,647 12,448,140 155,689,469
Cost of shares repurchased
Class I (15,854,172) (19,677,867) (15,254,723) (26,639,439) (11,093,399) (20,185,401)
Class P (18,385,405) (169,500,458) (519,656,431) (232,630,752) (215,586,652) (397,536,498)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 80,837,593 (73,529,665) (514,739,864) 383,785,016 (206,476,888) (243,388,975)
NET INCREASE (DECREASE) IN NET ASSETS 155,020,493 (65,290,883) (361,842,550) 622,660,936 (161,563,041) (182,047,246)
NET ASSETS
Beginning of Year or Period 282,732,505 348,023,388 1,640,730,103 1,018,069,167 570,127,077 752,174,323
End of Year or Period $ 437,752,998 $ 282,732,505 $ 1,278,887,553 $ 1,640,730,103 $ 408,564,036 $ 570,127,077
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2026 (Unaudited)
135
Emerging Markets Portfolio
137
International Equity Plus Bond
Alpha Portfolio
140
International Growth Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 6,856,386 $ 8,130,798 $ 10,015,222 $ 11,975,749 $ 4,884,903 $ 5,893,820
Net realized gain (loss) 111,987,553 73,368,062 46,360,416 61,584,504 31,375,512 92,898,860
Change in net unrealized appreciation (depreciation) 100,181,493 93,707,785 (10,122,463) 11,282,659 5,361,767 28,193,482
Net Increase (Decrease) in Net Assets
Resulting from Operations 219,025,432 175,206,645 46,253,175 84,842,912 41,622,182 126,986,162
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 36,538,134 32,546,802 888,437 5,188,278 3,847,208 13,993,111
Class P 74,987,315 281,559,978 22,601,156 242,518,908 273,664,650 63,281,712
Cost of shares repurchased
Class I (36,689,304) (52,535,550) (652,710) (3,004,654) (1,113,841) (5,463,175)
Class P (120,466,561) (196,748,054) (46,531,266) (47,525,130) (64,402,290) (403,523,428)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (45,630,416) 64,823,176 (23,694,383) 197,177,402 211,995,727 (331,711,780)
NET INCREASE (DECREASE) IN NET ASSETS 173,395,016 240,029,821 22,558,792 282,020,314 253,617,909 (204,725,618)
NET ASSETS
Beginning of Year or Period 837,097,018 597,067,197 525,399,661 243,379,347 472,255,228 676,980,846
End of Year or Period $ 1,010,492,034 $ 837,097,018 $ 547,958,453 $ 525,399,661 $ 725,873,137 $ 472,255,228
145
International Large-Cap Portfolio
150
International Small-Cap Portfolio
155
International Value Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 12,195,178 $ 19,823,577 $ 3,435,383 $ 10,316,406 $ 20,759,776 $ 39,108,421
Net realized gain (loss) 105,996,634 154,418,736 25,769,971 30,924,544 116,345,688 158,015,330
Change in net unrealized appreciation (depreciation) (93,261,703) 71,163,471 277,406 53,712,667 (13,295,977) 254,949,397
Net Increase (Decrease) in Net Assets
Resulting from Operations 24,930,109 245,405,784 29,482,760 94,953,617 123,809,487 452,073,148
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 34,695,527 48,169,826 2,038,832 5,514,819 30,429,367 57,247,154
Class P 45,483,693 56,803,302 4,161,439 217,074,575 114,300,654 147,494,131
Cost of shares repurchased
Class I (68,573,404) (72,837,240) (4,840,802) (9,970,249) (48,862,500) (58,794,046)
Class P (252,298,899) (307,165,915) (153,072,858) (304,667,348) (188,843,249) (453,346,485)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (240,693,083) (275,030,027) (151,713,389) (92,048,203) (92,975,728) (307,399,246)
NET INCREASE (DECREASE) IN NET ASSETS (215,762,974) (29,624,243) (122,230,629) 2,905,414 30,833,759 144,673,902
NET ASSETS
Beginning of Year or Period 1,159,017,619 1,188,641,862 389,561,866 386,656,452 1,137,970,580 993,296,678
End of Year or Period $ 943,254,645 $ 1,159,017,619 $ 267,331,237 $ 389,561,866 $ 1,168,804,339 $ 1,137,970,580
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2026 (Unaudited)
160
Health Sciences Portfolio
165
Real Estate Portfolio
170
Technology Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 448,379 $ 944,256 $ 3,018,859 $ 7,988,842 ( $ 1,404,142 ) ( $ 2,383,280 )
Net realized gain (loss) 18,012,267 32,706,937 1,932,205 19,551,796 67,256,634 67,631,885
Change in net unrealized appreciation (depreciation) (2,912,341) 23,495,259 46,769,965 (18,923,391) 101,242,379 23,771,759
Net Increase (Decrease) in Net Assets
Resulting from Operations 15,548,305 57,146,452 51,721,029 8,617,247 167,094,871 89,020,364
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 7,156,718 12,888,940 2,229,619 14,582,706 46,810,994 52,188,291
Class P 313,251 420,300 6,270,402 122,232,508 665,808 1,264,797
Cost of shares repurchased
Class I (34,895,816) (50,448,019) (16,515,218) (25,568,586) (38,857,213) (78,881,336)
Class P (288,771) (234,307) (24,262,918) (176,209,967) (339,292) (784,442)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (27,714,618) (37,373,086) (32,278,115) (64,963,339) 8,280,297 (26,212,690)
NET INCREASE (DECREASE) IN NET ASSETS (12,166,313) 19,773,366 19,442,914 (56,346,092) 175,375,168 62,807,674
NET ASSETS
Beginning of Year or Period 393,424,390 373,651,024 325,879,880 382,225,972 476,846,107 414,038,433
End of Year or Period $ 381,258,077 $ 393,424,390 $ 345,322,794 $ 325,879,880 $ 652,221,275 $ 476,846,107
183
Capital Appreciation Portfolio (2)
185
PSF Avantis Balanced Allocation
Portfolio (3)
190
Pacific Dynamix - Conservative
Growth Portfolio
Period Ended
June 30,
2026 (1)
Year/Period Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 765,169 $ 87,046 $ 2,593,398 $ 6,389,071 ( $ 845,129 ) ( $ 1,780,801 )
Net realized gain (loss) 2,048,215 (31,633) 11,421,368 15,882,275 20,489,866 37,911,385
Change in net unrealized appreciation (depreciation) 4,780,979 (116,313) 13,059,226 22,308,628 6,660,854 17,262,016
Net Increase (Decrease) in Net Assets
Resulting from Operations 7,594,363 (60,900) 27,073,992 44,579,974 26,305,591 53,392,600
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 121,433,760 46,834,456 7,796,430 6,156,171 4,359,782 18,105,026
Class P 1,373,659 1,000,000 1,657,944 5,090,422 7,737,849 12,035,692
Cost of shares repurchased
Class I (25,477,304) (747) (31,292,460) (61,336,840) (47,306,026) (79,310,625)
Class P (1,101,328) – (539,870) (6,331,602) (1,732,264) (5,833,455)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 96,228,787 47,833,709 (22,377,956) (56,421,849) (36,940,659) (55,003,362)
NET INCREASE (DECREASE) IN NET ASSETS 103,823,150 47,772,809 4,696,036 (11,841,875) (10,635,068) (1,610,762)
NET ASSETS
Beginning of Year or Period 47,772,809 – 308,650,744 320,492,619 478,512,745 480,123,507
End of Year or Period $ 151,595,959 $ 47,772,809 $ 313,346,780 $ 308,650,744 $ 467,877,677 $ 478,512,745
(1) Unaudited.
(2) Operations commenced on October 31, 2025.
(3) Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2026 (Unaudited)
195
Pacific Dynamix - Moderate Growth
Portfolio
200
Pacific Dynamix - Growth Portfolio
201
Pacific Dynamix - Aggressive
Growth Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) ( $ 4,649,710 ) ( $ 9,325,524 ) ( $ 3,708,124 ) ( $ 7,324,200 ) ( $ 42,394 ) ( $ 39,700 )
Net realized gain (loss) 147,477,973 287,201,478 134,213,434 233,286,877 1,045,779 400,245
Change in net unrealized appreciation (depreciation) 54,083,707 49,126,061 63,056,095 84,383,867 2,391,067 2,227,943
Net Increase (Decrease) in Net Assets
Resulting from Operations 196,911,970 327,002,015 193,561,405 310,346,544 3,394,452 2,588,488
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 7,301,742 22,246,483 13,927,007 51,818,350 9,496,557 8,484,441
Class P 16,444,663 27,302,928 20,647,927 31,513,231 4,924,729 7,904,897
Cost of shares repurchased
Class I (177,484,435) (364,139,694) (250,893,823) (402,054,407) (2,233,144) (1,808,624)
Class P (3,544,325) (9,188,016) (6,969,810) (5,799,416) (949,527) (1,704,802)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (157,282,355) (323,778,299) (223,288,699) (324,522,242) 11,238,615 12,875,912
NET INCREASE (DECREASE) IN NET ASSETS 39,629,615 3,223,716 (29,727,294) (14,175,698) 14,633,067 15,464,400
NET ASSETS
Beginning of Year or Period 2,535,613,026 2,532,389,310 2,065,194,298 2,079,369,996 21,828,677 6,364,277
End of Year or Period $ 2,575,242,641 $ 2,535,613,026 $ 2,035,467,004 $ 2,065,194,298 $ 36,461,744 $ 21,828,677
205
Portfolio Optimization Conservative
Portfolio
210
Portfolio Optimization Moderate-
Conservative Portfolio
215
Portfolio Optimization Moderate
Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) ( $ 1,454,791 ) ( $ 3,081,303 ) ( $ 2,125,311 ) ( $ 4,523,275 ) ( $ 10,093,230 ) ( $ 20,845,357 )
Net realized gain (loss) 36,885,454 59,569,155 67,796,058 110,753,880 412,524,469 708,783,106
Change in net unrealized appreciation (depreciation) (4,802,729) 32,746,523 4,655,149 51,918,520 44,735,964 121,441,899
Net Increase (Decrease) in Net Assets
Resulting from Operations 30,627,934 89,234,375 70,325,896 158,149,125 447,167,203 809,379,648
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 23,286,317 34,806,713 1,044,813 6,006,262 3,187,169 15,034,608
Class P 780 3,168 10,590 21,047 426,917 350,440
Cost of shares repurchased
Class I (89,187,384) (179,472,343) (116,162,730) (258,920,251) (511,952,108) (1,040,400,696)
Class P (1,886) (4,317) (4,323) (86,679) (79,281) (258,297)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (65,902,173) (144,666,779) (115,111,650) (252,979,621) (508,417,303) (1,025,273,945)
NET INCREASE (DECREASE) IN NET ASSETS (35,274,239) (55,432,404) (44,785,754) (94,830,496) (61,250,100) (215,894,297)
NET ASSETS
Beginning of Year or Period 915,734,347 971,166,751 1,353,466,082 1,448,296,578 6,449,185,547 6,665,079,844
End of Year or Period $ 880,460,108 $ 915,734,347 $ 1,308,680,328 $ 1,353,466,082 $ 6,387,935,447 $ 6,449,185,547
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2026 (Unaudited)
220
Portfolio Optimization Growth
Portfolio
225
Portfolio Optimization Aggressive-
Growth Portfolio
230
PD 1-3 Year Corporate Bond
Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) ( $ 9,819,552 ) ( $ 19,872,234 ) ( $ 2,606,925 ) ( $ 5,177,167 ) $ 4,334,401 $ 8,749,073
Net realized gain (loss) 409,801,531 790,007,705 125,429,140 207,875,675 278,470 707,926
Change in net unrealized appreciation (depreciation) 136,218,560 113,494,776 41,500,517 50,372,549 (2,409,067) 1,483,031
Net Increase (Decrease) in Net Assets
Resulting from Operations 536,200,539 883,630,247 164,322,732 253,071,057 2,203,804 10,940,030
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 1,644,772 5,233,686 8,002,728 11,813,113 – –
Class P 236,858 349,723 427,967 1,142,402 15,488,546 208,409,541
Cost of shares repurchased
Class I (477,915,990) (984,936,652) (130,765,086) (230,841,651) – –
Class P (139,838) (241,168) (155,463) (859,860) (53,976,690) (126,180,841)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (476,174,198) (979,594,411) (122,489,854) (218,745,996) (38,488,144) 82,228,700
NET INCREASE (DECREASE) IN NET ASSETS 60,026,341 (95,964,164) 41,832,878 34,325,061 (36,284,340) 93,168,730
NET ASSETS
Beginning of Year or Period 6,215,133,247 6,311,097,411 1,627,746,069 1,593,421,008 224,072,322 130,903,592
End of Year or Period $ 6,275,159,588 $ 6,215,133,247 $ 1,669,578,947 $ 1,627,746,069 $ 187,787,982 $ 224,072,322
235
PD Aggregate Bond Index Portfolio
240
PD High Yield Bond Market Portfolio
245
PD Large-Cap Growth Index
Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 20,201,894 $ 38,488,153 $ 9,158,715 $ 18,993,410 $ 2,309,656 $ 4,668,919
Net realized gain (loss) (1,777,433) (16,581,392) (1,273,194) (4,566,784) 114,050,547 211,580,484
Change in net unrealized appreciation (depreciation) (11,157,754) 53,030,621 (3,053,613) 4,734,904 (47,300,959) (37,366,117)
Net Increase (Decrease) in Net Assets
Resulting from Operations 7,266,707 74,937,382 4,831,908 19,161,530 69,059,244 178,883,286
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 61,029,061 195,991,480 27,332,419 129,249,229 135,420,740 113,482,816
Cost of shares repurchased - Class P (100,501,623) (249,834,623) (32,599,342) (135,310,770) (176,470,446) (426,103,325)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (39,472,562) (53,843,143) (5,266,923) (6,061,541) (41,049,706) (312,620,509)
NET INCREASE (DECREASE) IN NET ASSETS (32,205,855) 21,094,239 (435,015) 13,099,989 28,009,538 (133,737,223)
NET ASSETS
Beginning of Year or Period 1,131,282,253 1,110,188,014 280,152,160 267,052,171 1,059,808,706 1,193,545,929
End of Year or Period $ 1,099,076,398 $ 1,131,282,253 $ 279,717,145 $ 280,152,160 $ 1,087,818,244 $ 1,059,808,706
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2026 (Unaudited)
250
PD Large-Cap Value Index Portfolio
255
PD Mid-Cap Index Portfolio
260
PD Small-Cap Growth Index Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 8,152,481 $ 19,186,966 $ 2,133,544 $ 4,152,300 $ 320,200 $ 221,449
Net realized gain (loss) 188,654,622 100,980,010 30,382,077 20,261,818 15,514,585 9,715,759
Change in net unrealized appreciation (depreciation) (47,199,391) 31,233,645 10,320,790 4,554,248 7,182,015 (5,293,816)
Net Increase (Decrease) in Net Assets
Resulting from Operations 149,607,712 151,400,621 42,836,411 28,968,366 23,016,800 4,643,392
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 19,742,794 93,980,130 36,320,843 41,550,483 65,426,652 56,605,028
Cost of shares repurchased - Class P (237,364,400) (251,482,835) (42,064,937) (86,244,727) (30,058,921) (59,977,466)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (217,621,606) (157,502,705) (5,744,094) (44,694,244) 35,367,731 (3,372,438)
NET INCREASE (DECREASE) IN NET ASSETS (68,013,894) (6,102,084) 37,092,317 (15,725,878) 58,384,531 1,270,954
NET ASSETS
Beginning of Year or Period 1,052,064,769 1,058,166,853 277,391,217 293,117,095 92,892,218 91,621,264
End of Year or Period $ 984,050,875 $ 1,052,064,769 $ 314,483,534 $ 277,391,217 $ 151,276,749 $ 92,892,218
265
PD Small-Cap Value Index Portfolio
270
PD Emerging Markets Index Portfolio
275
PD International Large-Cap Index
Portfolio
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
Period Ended
June 30,
2026 (1)
Year Ended
December 31,
2025
OPERATIONS
Net investment income (loss) $ 1,198,098 $ 3,574,970 $ 1,279,042 $ 818,618 $ 10,368,359 $ 20,142,691
Net realized gain (loss) 18,083,818 4,612,852 6,508,992 6,780,149 36,735,290 60,168,997
Change in net unrealized appreciation (depreciation) 6,690,841 8,018,446 25,813,832 8,150,117 23,932,197 130,474,183
Net Increase (Decrease) in Net Assets
Resulting from Operations 25,972,757 16,206,268 33,601,866 15,748,884 71,035,846 210,785,871
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 22,707,212 73,314,434 27,345,204 111,150,456 32,566,098 80,594,321
Cost of shares repurchased - Class P (14,424,572) (135,753,513) (34,350,918) (61,780,385) (137,001,421) (280,717,103)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 8,282,640 (62,439,079) (7,005,714) 49,370,071 (104,435,323) (200,122,782)
NET INCREASE (DECREASE) IN NET ASSETS 34,255,397 (46,232,811) 26,596,152 65,118,955 (33,399,477) 10,663,089
NET ASSETS
Beginning of Year or Period 106,903,098 153,135,909 145,644,150 80,525,195 732,900,680 722,237,591
End of Year or Period $ 141,158,495 $ 106,903,098 $ 172,240,302 $ 145,644,150 $ 699,501,203 $ 732,900,680
(1) Unaudited.

PACIFIC SELECT FUND
STATEMENT OF CASH FLOWS (1)
June 30, 2026 (Unaudited)

See Notes to Financial Statements
(1)
Inflation Managed
Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets from operations $ 3,370,724
Adjustments to reconcile net increase in net assets from operations to net cash provided by operation activities:
Purchases of long-term securities (402,907,441)
Proceeds from disposition of long-term securities 349,961,617
Proceeds (purchases) of short-term securities, net (12,946,638)
Proceeds (purchases) from foreign currency transactions 510,330
(Increase) decrease in dividends and interest receivable (396,428)
(Increase) decrease in receivable for securities sold 21,738,725
(Increase) decrease in variation margin on futures contracts (7,208)
(Increase) decrease in variation margin on swap agreements (86,804)
(Increase) decrease in prepaid expenses and other assets (12,998)
Increase (decrease) in payable for securities purchased (20,618,130)
Increase (decrease) in payable due to brokers 1,180,000
Increase (decrease) in accrued advisory fees 5,087
Increase (decrease) in accrued administration fees 369
Increase (decrease) in accrued service fees (1,210)
Increase (decrease) in accrued custodian and portfolio accounting fees 52,478
Increase (decrease) in accrued shareholder report expenses (1,673)
Increase (decrease) in accrued trustees' fees and deferred compensation (253)
Increase (decrease) in accrued other 2,267
Change in net unrealized (appreciation) depreciation on investments securities 8,163,635
Change in net unrealized (appreciation) depreciation on foreign currencies (68,931)
Change in net unrealized (appreciation) depreciation on forward foreign currency contracts (1,357,819)
Change in net unrealized (appreciation) depreciation on swaps (2) (606,009)
Change in net unrealized (appreciation) depreciation on written options (7,480)
Net realized (gain) loss on investment securities 1,257,497
Net realized (gain) loss on foreign currencies 26,865
Net realized (gain) loss on forward foreign currency contracts (468,264)
Net realized (gain) loss on written options (1,410)
Net amortization on investments (8,974,393)
Net cash provided by operating activities (3) (62,193,495)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold 62,503,947
Payments on shares redeemed (38,305,192)
Proceeds from sale-buyback financing activities 1,265,483,256
Payment on sale-buyback financing transactions (1,225,261,645)
Net cash provided by (used in) financing activities 64,420,366
NET (INCREASE) DECREASE IN CASH AND FOREIGN CURRENCY 2,226,871
CASH AND FOREIGN CURRENCY:
Beginning of Year 6,207,775
End of Period (4) $ 8,434,646
(1) Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The Fund has not met the exemption criteria under the Financial Accounting Standards Board
Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.
(2) Excludes centrally cleared swaps included in variation margin.
(3) Interest paid by the Fund was $1,703,319.
(4) Includes cash (segregated for derivative investments) for the Fund of $2,736,000.

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:

See Notes to Financial Statements
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Bond Plus
$ –
&
Class I
2026 (7) $ 10 .63 $ 0 .20 ( $ 0 .16 ) $ 0 .04 $ – $ – $ – $ 10 .67 0 .71% 0 .66% 3 .81% 0 .40% $ 3,579 14%
2025 9 .92 0 .41 0 .30 0 .71 – – – 10 .63 0 .71% 0 .66% 3 .92% 7 .16% 2,537 20%
10/31/2024 - 12/31/2024 10 .00 0 .06 ( 0 .14 ) ( 0 .08 ) – – – 9 .92 0 .85% 0 .70% 3 .59% ( 0 .82% ) 1,280 0%
Class P
2026 (7) $ 10 .65 $ 0 .21 ( $ 0 .15 ) $ 0 .06 $ – $ – $ – $ 10 .71 0 .51% 0 .46% 4 .01% 0 .50% $ 520,397 14%
2025 9 .93 0 .43 0 .29 0 .72 – – – 10 .65 0 .51% 0 .46% 4 .14% 7 .38% 553,685 20%
10/31/2024 - 12/31/2024 10 .00 0 .07 ( 0 .14 ) ( 0 .07 ) – – – 9 .93 0 .66% 0 .50% 3 .93% ( 0 .79% ) 196,047 0%
Core Income
–
&
Class I
2026 (7) $ 13 .14 $ 0 .29 ( $ 0 .18 ) $ 0 .11 $ – $ – $ – $ 13 .25 0 .76% 0 .76% 4 .45% 0 .81% $ 105,456 46%
2025 12 .32 0 .58 0 .24 0 .82 – – – 13 .14 0 .75% 0 .75% 4 .54% 6 .73% 105,890 69%
2024 11 .98 0 .59 ( 0 .25 ) 0 .34 – – – 12 .32 0 .76% 0 .76% 4 .84% 2 .78% 86,569 96%
2023 11 .10 0 .51 0 .37 0 .88 – – – 11 .98 0 .74% 0 .74% 4 .43% 7 .98% 54,872 53%
2022 12 .67 0 .32 ( 1 .89 ) ( 1 .57 ) – – – 11 .10 0 .74% 0 .74% 2 .82% ( 12 .40% ) 42,839 88%
2021 12 .72 0 .23 ( 0 .28 ) ( 0 .05 ) – – – 12 .67 0 .74% 0 .74% 1 .80% ( 0 .39% ) 47,044 86%
Class P
2026 (7) $ 13 .43 $ 0 .31 ( $ 0 .19 ) $ 0 .12 $ – $ – $ – $ 13 .55 0 .56% 0 .56% 4 .65% 0 .91% $ 218,886 46%
2025 12 .56 0 .62 0 .25 0 .87 – – – 13 .43 0 .55% 0 .55% 4 .76% 6 .94% 226,319 69%
2024 12 .19 0 .62 ( 0 .25 ) 0 .37 – – – 12 .56 0 .55% 0 .55% 5 .02% 2 .98% 248,511 96%
2023 11 .27 0 .54 0 .38 0 .92 – – – 12 .19 0 .54% 0 .54% 4 .66% 8 .19% 849,328 53%
2022 12 .84 0 .35 ( 1 .92 ) ( 1 .57 ) – – – 11 .27 0 .54% 0 .54% 2 .96% ( 12 .23% ) 402,836 88%
2021 12 .86 0 .26 ( 0 .28 ) ( 0 .02 ) – – – 12 .84 0 .54% 0 .54% 2 .00% ( 0 .19% ) 590,267 86%
Diversified Bond
–
&
Class I
2026 (7) $ 11 .03 $ 0 .28 ( $ 0 .17 ) $ 0 .11 $ – $ – $ – $ 11 .14 0 .66% 0 .66% 5 .10% 0 .93% $ 594,938 77%
2025 10 .23 0 .52 0 .28 0 .80 – – – 11 .03 0 .65% 0 .65% 4 .87% 7 .85% 594,165 117%
2024 10 .07 0 .49 ( 0 .33 ) 0 .16 – – – 10 .23 0 .64% 0 .64% 4 .80% 1 .62% 669,767 133%
2023 9 .72 0 .41 ( 0 .06 ) 0 .35 – – – 10 .07 0 .66% 0 .66% 4 .15% 3 .60% 655,230 222%
2022 11 .94 0 .31 ( 2 .53 ) ( 2 .22 ) – – – 9 .72 0 .65% 0 .65% 3 .06% ( 18 .62% ) 603,308 104%
2021 12 .17 0 .26 ( 0 .49 ) ( 0 .23 ) – – – 11 .94 0 .64% 0 .64% 2 .20% ( 1 .93% ) 564,741 106%
Class P
2026 (7) $ 15 .10 $ 0 .40 ( $ 0 .24 ) $ 0 .16 $ – $ – $ – $ 15 .26 0 .46% 0 .46% 5 .28% 1 .03% $ 744,563 77%
2025 13 .97 0 .74 0 .39 1 .13 – – – 15 .10 0 .45% 0 .45% 5 .07% 8 .07% 1,027,146 117%
2024 13 .71 0 .69 ( 0 .43 ) 0 .26 – – – 13 .97 0 .44% 0 .44% 5 .01% 1 .87% 1,418,134 133%
2023 13 .21 0 .58 ( 0 .08 ) 0 .50 – – – 13 .71 0 .45% 0 .45% 4 .32% 3 .81% 1,441,677 222%
2022 16 .20 0 .44 ( 3 .43 ) ( 2 .99 ) – – – 13 .21 0 .45% 0 .45% 3 .12% ( 18 .46% ) 1,791,603 104%
2021 16 .49 0 .39 ( 0 .68 ) ( 0 .29 ) – – – 16 .20 0 .44% 0 .44% 2 .40% ( 1 .73% ) 4,131,522 106%
Floating Rate Income
–
&
Class I
2026 (7) $ 17 .73 $ 0 .57 ( $ 0 .36 ) $ 0 .21 $ – $ – $ – $ 17 .94 0 .94% 0 .94% 6 .51% 1 .22% $ 233,115 80%
2025 16 .68 1 .16 ( 0 .11 ) 1 .05 – – – 17 .73 0 .95% 0 .95% 6 .76% 6 .30% 245,814 174%
2024 15 .43 1 .33 ( 0 .08 ) 1 .25 – – – 16 .68 0 .92% 0 .92% 8 .27% 8 .05% 258,964 102%
2023 13 .58 1 .26 0 .59 1 .85 – – – 15 .43 0 .92% 0 .92% 8 .64% 13 .66% 254,540 108%
2022 13 .79 0 .71 ( 0 .92 ) ( 0 .21 ) – – – 13 .58 0 .91% 0 .90% 5 .26% ( 1 .54% ) 241,459 45%
2021 13 .18 0 .53 0 .08 0 .61 – – – 13 .79 0 .91% 0 .86% 3 .91% 4 .62% 269,774 104%
Class P
2026 (7) $ 18 .18 $ 0 .60 ( $ 0 .36 ) $ 0 .24 $ – $ – $ – $ 18 .42 0 .74% 0 .74% 6 .65% 1 .32% $ 178,527 80%
2025 17 .07 1 .20 ( 0 .09 ) 1 .11 – – – 18 .18 0 .74% 0 .74% 6 .90% 6 .52% 96,896 174%
2024 15 .75 1 .35 ( 0 .03 ) 1 .32 – – – 17 .07 0 .72% 0 .72% 8 .08% 8 .39% 107,308 102%
2023 13 .84 1 .12 0 .79 1 .91 – – – 15 .75 0 .71% 0 .71% 7 .87% 13 .76% 21,048 108%
2022 14 .03 0 .78 ( 0 .97 ) ( 0 .19 ) – – – 13 .84 0 .72% 0 .71% 5 .68% ( 1 .35% ) 493,288 45%
2021 13 .38 0 .56 0 .09 0 .65 – – – 14 .03 0 .71% 0 .66% 4 .10% 4 .83% 129,383 104%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
High Yield Bond
$ –
&
Class I
2026 (7) $ 11 .44 $ 0 .37 ( $ 0 .16 ) $ 0 .21 $ – $ – $ – $ 11 .65 0 .65% 0 .65% 6 .43% 1 .85% $ 246,004 39%
2025 10 .66 0 .72 0 .06 0 .78 – – – 11 .44 0 .65% 0 .65% 6 .52% 7 .27% 253,034 66%
2024 9 .95 0 .68 0 .03 0 .71 – – – 10 .66 0 .63% 0 .63% 6 .63% 7 .14% 240,562 80%
2023 8 .87 0 .61 0 .47 1 .08 – – – 9 .95 0 .64% 0 .64% 6 .59% 12 .22% 247,677 49%
2022 9 .89 0 .48 ( 1 .50 ) ( 1 .02 ) – – – 8 .87 0 .63% 0 .63% 5 .31% ( 10 .35% ) 220,364 33%
2021 9 .38 0 .47 0 .04 0 .51 – – – 9 .89 0 .63% 0 .63% 4 .88% 5 .42% 351,557 46%
Class P
2026 (7) $ 12 .69 $ 0 .42 ( $ 0 .18 ) $ 0 .24 $ – $ – $ – $ 12 .93 0 .45% 0 .45% 6 .64% 1 .95% $ 466,728 39%
2025 11 .81 0 .82 0 .06 0 .88 – – – 12 .69 0 .45% 0 .45% 6 .73% 7 .49% 414,177 66%
2024 10 .99 0 .78 0 .04 0 .82 – – – 11 .81 0 .43% 0 .43% 6 .81% 7 .36% 525,401 80%
2023 9 .78 0 .68 0 .53 1 .21 – – – 10 .99 0 .44% 0 .44% 6 .67% 12 .45% 334,382 49%
2022 10 .88 0 .55 ( 1 .65 ) ( 1 .10 ) – – – 9 .78 0 .43% 0 .43% 5 .52% ( 10 .17% ) 799,387 33%
2021 10 .30 0 .54 0 .04 0 .58 – – – 10 .88 0 .43% 0 .43% 5 .08% 5 .63% 966,816 46%
Inflation Managed
–
&
Class I
2026 (7) $ 13 .34 $ 0 .40 ( $ 0 .27 ) $ 0 .13 $ – $ – $ – $ 13 .47 1 .59% 1 .59% (8) 6 .01% 0 .96% $ 252,928 72%
2025 12 .35 0 .52 0 .47 0 .99 – – – 13 .34 1 .30% 1 .30% 4 .03% 7 .99% 250,994 189%
2024 12 .07 0 .45 ( 0 .17 ) 0 .28 – – – 12 .35 1 .32% 1 .32% 3 .65% 2 .36% 242,178 235%
2023 11 .64 0 .47 ( 0 .04 ) 0 .43 – – – 12 .07 0 .74% 0 .74% 3 .95% 3 .67% 261,009 172%
2022 13 .21 0 .84 ( 2 .41 ) ( 1 .57 ) – – – 11 .64 0 .73% 0 .73% 6 .86% ( 11 .87% ) 269,220 47%
2021 12 .50 0 .62 0 .09 0 .71 – – – 13 .21 0 .67% 0 .67% 4 .88% 5 .69% 335,607 115%
Class P
2026 (7) $ 15 .34 $ 0 .48 ( $ 0 .31 ) $ 0 .17 $ – $ – $ – $ 15 .51 1 .39% 1 .39% (8) 6 .28% 1 .06% $ 149,040 72%
2025 14 .18 0 .63 0 .53 1 .16 – – – 15 .34 1 .10% 1 .10% 4 .21% 8 .21% 123,331 189%
2024 13 .83 0 .53 ( 0 .18 ) 0 .35 – – – 14 .18 1 .12% 1 .12% 3 .74% 2 .56% 110,270 235%
2023 13 .31 0 .54 ( 0 .02 ) 0 .52 – – – 13 .83 0 .54% 0 .54% 4 .01% 3 .88% 153,972 172%
2022 15 .08 1 .03 ( 2 .80 ) ( 1 .77 ) – – – 13 .31 0 .53% 0 .53% 7 .43% ( 11 .70% ) 397,533 47%
2021 14 .24 0 .74 0 .10 0 .84 – – – 15 .08 0 .47% 0 .47% 5 .09% 5 .90% 208,469 115%
Intermediate Bond
–
&
Class I
2026 (7) $ 10 .04 $ 0 .19 ( $ 0 .14 ) $ 0 .05 $ – $ – $ – $ 10 .09 0 .64% 0 .64% 3 .77% 0 .52% $ 76,870 78%
2025 9 .38 0 .37 0 .29 0 .66 – – – 10 .04 0 .65% 0 .65% 3 .79% 7 .08% 71,523 107%
2024 9 .18 0 .33 ( 0 .13 ) 0 .20 – – – 9 .38 0 .64% 0 .64% 3 .59% 2 .11% 44,558 56%
2023 8 .69 0 .28 0 .21 0 .49 – – – 9 .18 0 .64% 0 .64% 3 .14% 5 .74% 22,110 27%
2022 9 .98 0 .19 ( 1 .48 ) ( 1 .29 ) – – – 8 .69 0 .63% 0 .63% 2 .16% ( 12 .98% ) 8,363 78%
11/01/2021 - 12/31/2021 9 .99 0 .02 ( 0 .03 ) ( 0 .01 ) – – – 9 .98 0 .62% 0 .62% 1 .12% ( 0 .16% ) 1,094 135%
Class P
2026 (7) $ 10 .13 $ 0 .20 ( $ 0 .14 ) $ 0 .06 $ – $ – $ – $ 10 .19 0 .44% 0 .44% 3 .97% 0 .61% $ 1,132,711 78%
2025 9 .44 0 .39 0 .30 0 .69 – – – 10 .13 0 .45% 0 .45% 3 .99% 7 .29% 726,233 107%
2024 9 .22 0 .35 ( 0 .13 ) 0 .22 – – – 9 .44 0 .44% 0 .44% 3 .76% 2 .32% 634,857 56%
2023 8 .71 0 .29 0 .22 0 .51 – – – 9 .22 0 .44% 0 .44% 3 .28% 5 .95% 1,261,555 27%
2022 9 .98 0 .19 ( 1 .46 ) ( 1 .27 ) – – – 8 .71 0 .43% 0 .43% 2 .13% ( 12 .81% ) 1,366,426 78%
2021 10 .16 0 .12 ( 0 .30 ) ( 0 .18 ) – – – 9 .98 0 .43% 0 .43% 1 .20% ( 1 .70% ) 1,254,209 135%
Short Duration Bond
–
&
Class I
2026 (7) $ 11 .84 $ 0 .23 ( $ 0 .12 ) $ 0 .11 $ – $ – $ – $ 11 .95 0 .65% 0 .65% 3 .94% 0 .90% $ 415,216 62%
2025 11 .24 0 .47 0 .13 0 .60 – – – 11 .84 0 .65% 0 .65% 4 .05% 5 .42% 418,105 118%
2024 10 .71 0 .47 0 .06 0 .53 – – – 11 .24 0 .64% 0 .64% 4 .27% 4 .87% 409,388 137%
2023 10 .22 0 .36 0 .13 0 .49 – – – 10 .71 0 .64% 0 .64% 3 .42% 4 .87% 418,842 105%
2022 10 .71 0 .18 ( 0 .67 ) ( 0 .49 ) – – – 10 .22 0 .63% 0 .63% 1 .69% ( 4 .58% ) 427,005 83%
2021 10 .75 0 .12 ( 0 .16 ) ( 0 .04 ) – – – 10 .71 0 .63% 0 .63% 1 .10% ( 0 .45% ) 501,192 82%
Class P
2026 (7) $ 12 .49 $ 0 .26 ( $ 0 .14 ) $ 0 .12 $ – $ – $ – $ 12 .61 0 .45% 0 .45% 4 .14% 1 .00% $ 702,908 62%
2025 11 .82 0 .51 0 .16 0 .67 – – – 12 .49 0 .45% 0 .45% 4 .22% 5 .63% 904,661 118%
2024 11 .25 0 .50 0 .07 0 .57 – – – 11 .82 0 .44% 0 .44% 4 .39% 5 .08% 574,896 137%
2023 10 .71 0 .41 0 .13 0 .54 – – – 11 .25 0 .44% 0 .44% 3 .71% 5 .08% 1,419,781 105%
2022 11 .20 0 .20 ( 0 .69 ) ( 0 .49 ) – – – 10 .71 0 .43% 0 .43% 1 .87% ( 4 .39% ) 724,988 83%
2021 11 .22 0 .15 ( 0 .17 ) ( 0 .02 ) – – – 11 .20 0 .43% 0 .43% 1 .30% ( 0 .25% ) 934,420 82%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Total Return
$ –
&
Class I
2026 (7) $ 15 .13 $ 0 .34 ( $ 0 .18 ) $ 0 .16 $ – $ – $ – $ 15 .29 0 .95% 0 .95% (8) 4 .50% 1 .01% $ 801,038 244%
2025 13 .89 0 .61 0 .63 1 .24 – – – 15 .13 1 .07% 1 .06% 4 .19% 8 .98% 767,008 570%
2024 13 .52 0 .60 ( 0 .23 ) 0 .37 – – – 13 .89 0 .92% 0 .90% 4 .35% 2 .70% 688,795 628%
2023 12 .69 0 .51 0 .32 0 .83 – – – 13 .52 0 .66% 0 .64% 3 .96% 6 .55% 661,184 502%
2022 14 .76 0 .33 ( 2 .40 ) ( 2 .07 ) – – – 12 .69 0 .64% 0 .63% 2 .46% ( 14 .02% ) 662,633 426%
2021 14 .93 0 .25 ( 0 .42 ) ( 0 .17 ) – – – 14 .76 0 .63% 0 .62% 1 .69% ( 1 .13% ) 871,592 320%
Class P
2026 (7) $ 16 .92 $ 0 .39 ( $ 0 .20 ) $ 0 .19 $ – $ – $ – $ 17 .11 0 .75% 0 .75% (8) 4 .67% 1 .11% $ 757,812 244%
2025 15 .49 0 .71 0 .72 1 .43 – – – 16 .92 0 .87% 0 .86% 4 .38% 9 .20% 1,007,760 570%
2024 15 .06 0 .70 ( 0 .27 ) 0 .43 – – – 15 .49 0 .72% 0 .70% 4 .56% 2 .90% 1,152,820 628%
2023 14 .10 0 .60 0 .36 0 .96 – – – 15 .06 0 .46% 0 .44% 4 .15% 6 .76% 1,551,175 502%
2022 16 .37 0 .40 ( 2 .67 ) ( 2 .27 ) – – – 14 .10 0 .44% 0 .43% 2 .73% ( 13 .85% ) 1,795,265 426%
2021 16 .52 0 .31 ( 0 .46 ) ( 0 .15 ) – – – 16 .37 0 .43% 0 .42% 1 .89% ( 0 .93% ) 1,886,891 320%
Emerging Markets Debt
–
&
Class I
2026 (7) $ 15 .36 $ 0 .48 ( $ 0 .03 ) $ 0 .45 $ – $ – $ – $ 15 .81 1 .12% 1 .07% 6 .23% 2 .99% $ 22,948 73%
2025 13 .27 0 .97 1 .12 2 .09 – – – 15 .36 1 .09% 1 .04% 6 .80% 15 .68% 22,494 155%
2024 12 .42 0 .94 ( 0 .09 ) 0 .85 – – – 13 .27 1 .09% 1 .04% 7 .29% 6 .88% 23,979 219%
2023 11 .05 0 .74 0 .63 1 .37 – – – 12 .42 1 .10% 1 .05% 6 .38% 12 .35% 23,149 194%
2022 12 .21 0 .60 ( 1 .76 ) ( 1 .16 ) – – – 11 .05 1 .11% 1 .06% 5 .31% ( 9 .27% ) 21,815 103%
2021 12 .97 0 .53 ( 1 .29 ) ( 0 .76 ) – – – 12 .21 1 .05% 1 .03% 4 .20% ( 6 .12% ) 90,598 145%
Class P
2026 (7) $ 15 .77 $ 0 .51 ( $ 0 .03 ) $ 0 .48 $ – $ – $ – $ 16 .25 0 .92% 0 .87% 6 .45% 3 .09% $ 219,145 73%
2025 13 .61 1 .04 1 .12 2 .16 – – – 15 .77 0 .89% 0 .84% 7 .02% 15 .89% 234,411 155%
2024 12 .70 0 .97 ( 0 .06 ) 0 .91 – – – 13 .61 0 .88% 0 .83% 7 .41% 7 .09% 94,194 219%
2023 11 .28 0 .78 0 .64 1 .42 – – – 12 .70 0 .90% 0 .85% 6 .61% 12 .57% 199,565 194%
2022 12 .44 0 .65 ( 1 .81 ) ( 1 .16 ) – – – 11 .28 0 .92% 0 .87% 5 .68% ( 9 .08% ) 210,706 103%
2021 13 .19 0 .56 ( 1 .31 ) ( 0 .75 ) – – – 12 .44 0 .85% 0 .82% 4 .40% ( 5 .94% ) 467,700 145%
Dividend Growth
–
&
Class I
2026 (7) $ 48 .46 $ 0 .21 $ 4 .33 $ 4 .54 $ – $ – $ – $ 53 .00 0 .91% 0 .88% 0 .82% 9 .36% $ 775,592 5%
2025 42 .36 0 .33 5 .77 6 .10 – – – 48 .46 0 .91% 0 .88% 0 .74% 14 .39% 737,283 13%
2024 37 .41 0 .32 4 .63 4 .95 – – – 42 .36 0 .90% 0 .87% 0 .78% 13 .24% 670,749 13%
2023 33 .01 0 .35 4 .05 4 .40 – – – 37 .41 0 .89% 0 .86% 1 .03% 13 .32% 615,998 23%
2022 36 .88 0 .29 ( 4 .16 ) ( 3 .87 ) – – – 33 .01 0 .88% 0 .88% 0 .87% ( 10 .49% ) 563,348 16%
2021 29 .32 0 .21 7 .35 7 .56 – – – 36 .88 0 .87% 0 .87% 0 .63% 25 .80% 649,523 10%
Class P
2026 (7) $ 53 .97 $ 0 .28 $ 4 .83 $ 5 .11 $ – $ – $ – $ 59 .08 0 .71% 0 .68% 1 .02% 9 .47% $ 6,919 5%
2025 47 .08 0 .47 6 .42 6 .89 – – – 53 .97 0 .71% 0 .68% 0 .94% 14 .65% 5,894 13%
2024 41 .46 0 .38 5 .24 5 .62 – – – 47 .08 0 .70% 0 .67% 0 .89% 13 .53% 5,081 13%
2023 36 .51 0 .45 4 .50 4 .95 – – – 41 .46 0 .69% 0 .66% 1 .20% 13 .54% 287,948 23%
2022 40 .71 0 .39 ( 4 .59 ) ( 4 .20 ) – – – 36 .51 0 .68% 0 .68% 1 .05% ( 10 .31% ) 751,335 16%
2021 32 .30 0 .30 8 .11 8 .41 – – – 40 .71 0 .67% 0 .67% 0 .84% 26 .05% 1,197,125 10%
Equity Index
–
&
Class I
2026 (7) $ 179 .54 $ 0 .88 $ 17 .14 $ 18 .02 $ – $ – $ – $ 197 .56 0 .28% 0 .28% 0 .96% 10 .04% $ 5,993,220 8%
2025 152 .74 1 .65 25 .15 26 .80 – – – 179 .54 0 .29% 0 .29% 1 .02% 17 .55% 5,431,978 1%
2024 122 .52 1 .59 28 .63 30 .22 – – – 152 .74 0 .28% 0 .28% 1 .13% 24 .66% 4,590,842 3%
2023 97 .29 1 .53 23 .70 25 .23 – – – 122 .52 0 .28% 0 .28% 1 .40% 25 .93% 3,750,952 4%
2022 119 .09 1 .41 ( 23 .21 ) ( 21 .80 ) – – – 97 .29 0 .28% 0 .28% 1 .36% ( 18 .31% ) 3,072,629 6%
2021 92 .77 1 .21 25 .11 26 .32 – – – 119 .09 0 .27% 0 .27% 1 .14% 28 .37% 3,929,164 2%
Class P
2026 (7) $ 188 .04 $ 1 .10 $ 17 .98 $ 19 .08 $ – $ – $ – $ 207 .12 0 .08% 0 .08% 1 .14% 10 .15% $ 792,302 8%
2025 159 .65 2 .07 26 .32 28 .39 – – – 188 .04 0 .09% 0 .09% 1 .21% 17 .79% 643,713 1%
2024 127 .80 1 .95 29 .90 31 .85 – – – 159 .65 0 .08% 0 .08% 1 .34% 24 .91% 412,852 3%
2023 101 .28 1 .83 24 .69 26 .52 – – – 127 .80 0 .08% 0 .08% 1 .60% 26 .19% 810,492 4%
2022 123 .73 1 .68 ( 24 .13 ) ( 22 .45 ) – – – 101 .28 0 .08% 0 .08% 1 .57% ( 18 .15% ) 587,247 6%
2021 96 .20 1 .47 26 .06 27 .53 – – – 123 .73 0 .07% 0 .07% 1 .36% 28 .63% 581,154 2%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Focused Growth
$ –
&
Class I
2026 (7) $ 86 .90 ( $ 0 .22 ) $ 7 .13 $ 6 .91 $ – $ – $ – $ 93 .81 0 .96% 0 .96% ( 0 .51% ) 7 .95% $ 482,103 28%
2025 73 .67 ( 0 .35 ) 13 .58 13 .23 – – – 86 .90 0 .97% 0 .97% ( 0 .44% ) 17 .95% 459,133 28%
2024 57 .58 ( 0 .16 ) 16 .25 16 .09 – – – 73 .67 0 .95% 0 .95% ( 0 .24% ) 27 .95% 390,956 36%
2023 41 .74 ( 0 .07 ) 15 .91 15 .84 – – – 57 .58 0 .95% 0 .95% ( 0 .14% ) 37 .96% 295,820 42%
2022 63 .04 ( 0 .12 ) ( 21 .18 ) ( 21 .30 ) – – – 41 .74 0 .95% 0 .95% ( 0 .26% ) ( 33 .80% ) 218,362 43%
2021 52 .63 ( 0 .30 ) 10 .71 10 .41 – – – 63 .04 0 .95% 0 .95% ( 0 .51% ) 19 .79% 347,239 44%
Class P
2026 (7) $ 89 .60 ( $ 0 .14 ) $ 7 .37 $ 7 .23 $ – $ – $ – $ 96 .83 0 .76% 0 .76% ( 0 .32% ) 8 .06% $ 39,143 28%
2025 75 .81 ( 0 .21 ) 14 .00 13 .79 – – – 89 .60 0 .77% 0 .77% ( 0 .26% ) 18 .19% 41,022 28%
2024 59 .14 ( 0 .02 ) 16 .69 16 .67 – – – 75 .81 0 .75% 0 .75% ( 0 .04% ) 28 .20% 240,552 36%
2023 42 .78 0 .04 16 .32 16 .36 – – – 59 .14 0 .75% 0 .75% 0 .07% 38 .24% 669,798 42%
2022 64 .49 ( 0 .01 ) ( 21 .70 ) ( 21 .71 ) – – – 42 .78 0 .75% 0 .75% ( 0 .01% ) ( 33 .66% ) 693,129 43%
2021 53 .73 ( 0 .17 ) 10 .93 10 .76 – – – 64 .49 0 .75% 0 .75% ( 0 .28% ) 20 .03% 496,393 44%
Growth
–
&
Class I
2026 (7) $ 89 .35 ( $ 0 .09 ) $ 3 .69 $ 3 .60 $ – $ – $ – $ 92 .95 0 .79% 0 .79% ( 0 .21% ) 4 .02% $ 1,066,141 35%
2025 79 .77 ( 0 .23 ) 9 .81 9 .58 – – – 89 .35 0 .79% 0 .79% ( 0 .28% ) 12 .01% 1,068,483 59%
2024 60 .51 ( 0 .18 ) 19 .44 19 .26 – – – 79 .77 0 .78% 0 .78% ( 0 .24% ) 31 .82% 1,014,738 43%
2023 44 .65 ( 0 .04 ) 15 .90 15 .86 – – – 60 .51 0 .78% 0 .78% ( 0 .08% ) 35 .55% 812,453 30%
2022 64 .90 ( 0 .07 ) ( 20 .18 ) ( 20 .25 ) – – – 44 .65 0 .78% 0 .78% ( 0 .14% ) ( 31 .21% ) 634,578 19%
2021 52 .59 ( 0 .23 ) 12 .54 12 .31 – – – 64 .90 0 .77% 0 .77% ( 0 .38% ) 23 .42% 999,552 13%
Class P
2026 (7) $ 97 .78 $ – (9) $ 4 .04 $ 4 .04 $ – $ – $ – $ 101 .82 0 .59% 0 .59% 0 .01% 4 .13% $ 624,492 35%
2025 87 .12 ( 0 .07 ) 10 .73 10 .66 – – – 97 .78 0 .59% 0 .59% ( 0 .07% ) 12 .24% 451,023 59%
2024 65 .96 ( 0 .03 ) 21 .19 21 .16 – – – 87 .12 0 .58% 0 .58% ( 0 .04% ) 32 .08% 729,519 43%
2023 48 .56 0 .07 17 .33 17 .40 – – – 65 .96 0 .58% 0 .58% 0 .12% 35 .82% 623,700 30%
2022 70 .46 0 .03 ( 21 .93 ) ( 21 .90 ) – – – 48 .56 0 .58% 0 .58% 0 .05% ( 31 .07% ) 555,373 19%
2021 56 .97 ( 0 .12 ) 13 .61 13 .49 – – – 70 .46 0 .57% 0 .57% ( 0 .18% ) 23 .67% 1,219,416 13%
Hedged Equity
–
&
Class I
2026 (7) $ 14 .16 $ 0 .02 ( $ 0 .29 ) ( $ 0 .27 ) $ – $ – $ – $ 13 .89 0 .86% 0 .86% 0 .34% ( 1 .95% ) $ 435,899 14%
2025 13 .22 0 .06 0 .88 0 .94 – – – 14 .16 0 .86% 0 .86% 0 .42% 7 .11% 475,923 36%
2024 11 .22 0 .07 1 .93 2 .00 – – – 13 .22 0 .86% 0 .86% 0 .55% 17 .87% 413,846 34%
2023 9 .69 0 .08 1 .45 1 .53 – – – 11 .22 0 .91% 0 .90% 0 .73% 15 .69% 266,272 44%
2022 10 .55 0 .07 ( 0 .93 ) ( 0 .86 ) – – – 9 .69 0 .92% 0 .90% 0 .72% ( 7 .95% ) 156,133 29%
04/30/2021 - 12/31/2021 10 .00 0 .03 0 .52 0 .55 – – – 10 .55 1 .13% 0 .90% 0 .48% 5 .37% 58,694 34%
Class P
2026 (7) $ 14 .29 $ 0 .04 ( $ 0 .29 ) ( $ 0 .25 ) $ – $ – $ – $ 14 .04 0 .66% 0 .66% 0 .55% ( 1 .85% ) $ 21,885 14%
2025 13 .32 0 .08 0 .89 0 .97 – – – 14 .29 0 .66% 0 .66% 0 .61% 7 .33% 19,782 36%
2024 11 .28 0 .09 1 .95 2 .04 – – – 13 .32 0 .66% 0 .66% 0 .76% 18 .11% 13,776 34%
2023 9 .72 0 .10 1 .46 1 .56 – – – 11 .28 0 .71% 0 .70% 0 .93% 15 .92% 7,089 44%
2022 10 .57 0 .10 ( 0 .95 ) ( 0 .85 ) – – – 9 .72 0 .72% 0 .70% 0 .98% ( 7 .76% ) 3,648 29%
04/30/2021 - 12/31/2021 10 .00 0 .05 0 .52 0 .57 – – – 10 .57 0 .93% 0 .70% 0 .70% 5 .51% 633 34%
Large-Cap Core
–
&
Class I
2026 (7) $ 98 .25 $ 0 .22 $ 4 .09 $ 4 .31 $ – $ – $ – $ 102 .56 0 .69% 0 .69% 0 .45% 4 .39% $ 797,883 33%
2025 85 .86 0 .39 12 .00 12 .39 – – – 98 .25 0 .69% 0 .69% 0 .43% 14 .43% 785,942 42%
2024 69 .26 0 .44 16 .16 16 .60 – – – 85 .86 0 .68% 0 .68% 0 .55% 23 .96% 722,031 63%
2023 54 .51 0 .58 14 .17 14 .75 – – – 69 .26 0 .68% 0 .68% 0 .94% 27 .06% 614,725 61%
2022 68 .67 0 .59 ( 14 .75 ) ( 14 .16 ) – – – 54 .51 0 .68% 0 .68% 1 .00% ( 20 .61% ) 522,329 126%
2021 53 .74 0 .53 14 .40 14 .93 – – – 68 .67 0 .67% 0 .67% 0 .87% 27 .76% 715,346 42%
Class P
2026 (7) $ 110 .88 $ 0 .36 $ 4 .62 $ 4 .98 $ – $ – $ – $ 115 .86 0 .49% 0 .49% 0 .66% 4 .49% $ 1,237,259 33%
2025 96 .71 0 .64 13 .53 14 .17 – – – 110 .88 0 .49% 0 .49% 0 .64% 14 .66% 1,738,732 42%
2024 77 .86 0 .67 18 .18 18 .85 – – – 96 .71 0 .48% 0 .48% 0 .75% 24 .21% 1,891,626 63%
2023 61 .15 0 .78 15 .93 16 .71 – – – 77 .86 0 .48% 0 .48% 1 .11% 27 .31% 1,249,759 61%
2022 76 .88 0 .78 ( 16 .51 ) ( 15 .73 ) – – – 61 .15 0 .48% 0 .48% 1 .20% ( 20 .46% ) 496,819 126%
2021 60 .05 0 .78 16 .05 16 .83 – – – 76 .88 0 .47% 0 .47% 1 .14% 28 .02% 397,013 42%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Large-Cap Growth
$ –
&
Class I
2026 (7) $ 33 .30 ( $ 0 .05 ) $ 2 .92 $ 2 .87 $ – $ – $ – $ 36 .17 0 .95% 0 .87% ( 0 .29% ) 8 .62% $ 455,929 31%
2025 28 .86 ( 0 .07 ) 4 .51 4 .44 – – – 33 .30 0 .95% 0 .87% ( 0 .22% ) 15 .39% 441,927 45%
2024 22 .20 ( 0 .09 ) 6 .75 6 .66 – – – 28 .86 0 .94% 0 .86% ( 0 .34% ) 29 .97% 428,101 68%
2023 15 .30 ( 0 .03 ) 6 .93 6 .90 – – – 22 .20 0 .94% 0 .87% ( 0 .18% ) 45 .12% 372,192 99%
2022 24 .64 ( 0 .03 ) ( 9 .31 ) ( 9 .34 ) – – – 15 .30 0 .94% 0 .90% ( 0 .18% ) ( 37 .90% ) 271,862 67%
2021 20 .49 ( 0 .10 ) 4 .25 4 .15 – – – 24 .64 0 .93% 0 .89% ( 0 .44% ) 20 .27% 460,251 40%
Class P
2026 (7) $ 39 .75 ( $ 0 .02 ) $ 3 .49 $ 3 .47 $ – $ – $ – $ 43 .22 0 .75% 0 .67% ( 0 .08% ) 8 .73% $ 993,545 31%
2025 34 .38 ( 0 .01 ) 5 .38 5 .37 – – – 39 .75 0 .75% 0 .67% ( 0 .03% ) 15 .62% 806,850 45%
2024 26 .40 ( 0 .04 ) 8 .02 7 .98 – – – 34 .38 0 .74% 0 .66% ( 0 .14% ) 30 .23% 1,324,418 68%
2023 18 .16 – (9) 8 .24 8 .24 – – – 26 .40 0 .75% 0 .68% 0 .02% 45 .41% 1,070,286 99%
2022 29 .18 0 .01 ( 11 .03 ) ( 11 .02 ) – – – 18 .16 0 .74% 0 .70% 0 .03% ( 37 .77% ) 512,220 67%
2021 24 .21 ( 0 .06 ) 5 .03 4 .97 – – – 29 .18 0 .73% 0 .69% ( 0 .24% ) 20 .51% 765,546 40%
Large-Cap Plus Bond Alpha
–
&
Class I
2026 (7) $ 12 .18 $ 0 .23 $ 0 .92 $ 1 .15 $ – $ – $ – $ 13 .33 0 .70% 0 .65% 3 .72% 9 .44% $ 3,507 19%
2025 10 .30 0 .42 1 .46 1 .88 – – – 12 .18 0 .71% 0 .66% 3 .83% 18 .31% 3,528 18%
10/31/2024 - 12/31/2024 10 .00 0 .06 0 .24 0 .30 – – – 10 .30 0 .72% 0 .70% 3 .44% 2 .98% 2,070 0%
Class P
2026 (7) $ 12 .21 $ 0 .24 $ 0 .93 $ 1 .17 $ – $ – $ – $ 13 .38 0 .50% 0 .45% 3 .91% 9 .55% $ 1,136,196 19%
2025 10 .31 0 .44 1 .46 1 .90 – – – 12 .21 0 .51% 0 .46% 4 .04% 18 .54% 880,992 18%
10/31/2024 - 12/31/2024 10 .00 0 .07 0 .24 0 .31 – – – 10 .31 0 .52% 0 .50% 3 .97% 3 .01% 803,440 0%
Large-Cap Value
–
&
Class I
2026 (7) $ 43 .82 $ 0 .28 $ 6 .11 $ 6 .39 $ – $ – $ – $ 50 .21 0 .86% 0 .84% 1 .20% 14 .58% $ 512,665 116%
2025 39 .85 0 .46 3 .51 3 .97 – – – 43 .82 0 .87% 0 .87% 1 .13% 9 .97% 467,214 18%
2024 36 .91 0 .48 2 .46 2 .94 – – – 39 .85 0 .84% 0 .84% 1 .22% 7 .97% 450,621 30%
2023 32 .12 0 .46 4 .33 4 .79 – – – 36 .91 0 .85% 0 .85% 1 .38% 14 .91% 449,208 36%
2022 34 .40 0 .41 ( 2 .69 ) ( 2 .28 ) – – – 32 .12 0 .84% 0 .84% 1 .28% ( 6 .63% ) 425,091 9%
2021 27 .28 0 .33 6 .79 7 .12 – – – 34 .40 0 .83% 0 .83% 1 .03% 26 .12% 469,171 18%
Class P
2026 (7) $ 48 .76 $ 0 .38 $ 6 .79 $ 7 .17 $ – $ – $ – $ 55 .93 0 .66% 0 .64% 1 .46% 14 .69% $ 583,937 116%
2025 44 .25 0 .61 3 .90 4 .51 – – – 48 .76 0 .67% 0 .67% 1 .36% 10 .19% 260,161 18%
2024 40 .90 0 .62 2 .73 3 .35 – – – 44 .25 0 .64% 0 .64% 1 .43% 8 .19% 700,034 30%
2023 35 .52 0 .59 4 .79 5 .38 – – – 40 .90 0 .65% 0 .65% 1 .58% 15 .14% 838,657 36%
2022 37 .97 0 .52 ( 2 .97 ) ( 2 .45 ) – – – 35 .52 0 .64% 0 .64% 1 .47% ( 6 .44% ) 701,589 9%
2021 30 .05 0 .43 7 .49 7 .92 – – – 37 .97 0 .63% 0 .63% 1 .25% 26 .37% 874,567 18%
Mid-Cap Growth
–
&
Class I
2026 (7) $ 27 .82 ( $ 0 .05 ) $ 1 .44 $ 1 .39 $ – $ – $ – $ 29 .21 0 .95% 0 .90% ( 0 .40% ) 5 .01% $ 403,293 61%
2025 27 .22 ( 0 .09 ) 0 .69 0 .60 – – – 27 .82 0 .94% 0 .90% ( 0 .32% ) 2 .22% 395,885 165%
2024 26 .56 ( 0 .10 ) 0 .76 0 .66 – – – 27 .22 0 .93% 0 .91% ( 0 .38% ) 2 .48% 396,215 60%
2023 22 .20 ( 0 .09 ) 4 .45 4 .36 – – – 26 .56 0 .93% 0 .91% ( 0 .36% ) 19 .62% 401,940 55%
2022 32 .05 ( 0 .11 ) ( 9 .74 ) ( 9 .85 ) – – – 22 .20 0 .93% 0 .91% ( 0 .44% ) ( 30 .72% ) 344,219 29%
2021 27 .47 ( 0 .17 ) 4 .75 4 .58 – – – 32 .05 0 .93% 0 .90% ( 0 .56% ) 16 .67% 541,746 37%
Class P
2026 (7) $ 30 .92 ( $ 0 .03 ) $ 1 .61 $ 1 .58 $ – $ – $ – $ 32 .50 0 .75% 0 .70% ( 0 .20% ) 5 .11% $ 274,546 61%
2025 30 .19 ( 0 .04 ) 0 .77 0 .73 – – – 30 .92 0 .74% 0 .70% ( 0 .12% ) 2 .42% 453,492 165%
2024 29 .40 ( 0 .06 ) 0 .85 0 .79 – – – 30 .19 0 .73% 0 .71% ( 0 .18% ) 2 .68% 554,326 60%
2023 24 .53 ( 0 .04 ) 4 .91 4 .87 – – – 29 .40 0 .73% 0 .71% ( 0 .15% ) 19 .86% 533,581 55%
2022 35 .34 ( 0 .06 ) ( 10 .75 ) ( 10 .81 ) – – – 24 .53 0 .73% 0 .71% ( 0 .24% ) ( 30 .59% ) 461,342 29%
2021 30 .23 ( 0 .12 ) 5 .23 5 .11 – – – 35 .34 0 .73% 0 .70% ( 0 .37% ) 16 .90% 748,898 37%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Mid-Cap Plus Bond Alpha
$ –
&
Class I
2026 (7) $ 40 .88 $ 0 .81 $ 5 .03 $ 5 .84 $ – $ – $ – $ 46 .72 0 .70% 0 .65% 3 .77% 14 .30% $ 439,666 20%
2025 37 .50 1 .58 1 .80 3 .38 – – – 40 .88 0 .71% 0 .66% 4 .07% 9 .01% 415,618 31%
2024 32 .62 1 .57 3 .31 4 .88 – – – 37 .50 1 .05% 0 .87% 4 .43% 14 .95% 420,698 306%
2023 28 .28 0 .32 4 .02 4 .34 – – – 32 .62 0 .90% 0 .87% 1 .08% 15 .35% 392,655 174%
2022 34 .18 0 .34 ( 6 .24 ) ( 5 .90 ) – – – 28 .28 0 .88% 0 .88% 1 .12% ( 17 .26% ) 365,129 154%
2021 29 .36 0 .07 4 .75 4 .82 – – – 34 .18 0 .88% 0 .88% 0 .22% 16 .40% 457,508 119%
Class P
2026 (7) $ 51 .08 $ 1 .07 $ 6 .29 $ 7 .36 $ – $ – $ – $ 58 .44 0 .50% 0 .45% 3 .97% 14 .41% $ 384,541 20%
2025 46 .76 2 .07 2 .25 4 .32 – – – 51 .08 0 .51% 0 .46% 4 .27% 9 .26% 349,970 31%
2024 40 .59 2 .03 4 .14 6 .17 – – – 46 .76 0 .86% 0 .67% 4 .62% 15 .18% 185,312 306%
2023 35 .12 0 .45 5 .02 5 .47 – – – 40 .59 0 .70% 0 .67% 1 .24% 15 .58% 214,892 174%
2022 42 .36 0 .49 ( 7 .73 ) ( 7 .24 ) – – – 35 .12 0 .68% 0 .68% 1 .30% ( 17 .09% ) 235,870 154%
2021 36 .32 0 .17 5 .87 6 .04 – – – 42 .36 0 .68% 0 .68% 0 .41% 16 .63% 358,643 119%
Mid-Cap Value
–
&
Class I
2026 (7) $ 36 .27 $ 0 .11 $ 3 .91 $ 4 .02 $ – $ – $ – $ 40 .29 0 .94% 0 .94% 0 .55% 11 .08% $ 245,143 28%
2025 32 .64 0 .26 3 .37 3 .63 – – – 36 .27 0 .95% 0 .95% 0 .74% 11 .15% 208,069 103%
2024 29 .59 0 .24 2 .81 3 .05 – – – 32 .64 0 .93% 0 .93% 0 .77% 10 .31% 174,844 59%
2023 25 .42 0 .26 3 .91 4 .17 – – – 29 .59 0 .94% 0 .94% 0 .97% 16 .39% 151,414 40%
2022 27 .41 0 .25 ( 2 .24 ) ( 1 .99 ) – – – 25 .42 0 .93% 0 .93% 0 .97% ( 7 .26% ) 130,901 31%
2021 21 .58 0 .15 5 .68 5 .83 – – – 27 .41 0 .93% 0 .93% 0 .60% 27 .03% 152,213 22%
Class P
2026 (7) $ 54 .39 $ 0 .23 $ 5 .86 $ 6 .09 $ – $ – $ – $ 60 .48 0 .74% 0 .74% 0 .80% 11 .19% $ 297,733 28%
2025 48 .84 0 .50 5 .05 5 .55 – – – 54 .39 0 .75% 0 .75% 0 .96% 11 .37% 195,891 103%
2024 44 .18 0 .45 4 .21 4 .66 – – – 48 .84 0 .74% 0 .74% 0 .96% 10 .53% 151,888 59%
2023 37 .89 0 .43 5 .86 6 .29 – – – 44 .18 0 .73% 0 .73% 1 .07% 16 .62% 196,377 40%
2022 40 .77 0 .44 ( 3 .32 ) ( 2 .88 ) – – – 37 .89 0 .73% 0 .73% 1 .16% ( 7 .08% ) 519,493 31%
2021 32 .03 0 .29 8 .45 8 .74 – – – 40 .77 0 .73% 0 .73% 0 .78% 27 .29% 713,811 22%
QQQ Plus Bond Alpha
–
&
Class I
2026 (7) $ 12 .47 $ 0 .24 $ 2 .19 $ 2 .43 $ – $ – $ – $ 14 .90 0 .73% 0 .64% 3 .61% 19 .44% $ 12,318 27%
2025 10 .36 0 .42 1 .69 2 .11 – – – 12 .47 0 .73% 0 .64% 3 .84% 20 .44% 5,108 19%
10/15/2024 - 12/31/2024 10 .00 0 .08 0 .28 0 .36 – – – 10 .36 0 .77% 0 .66% 3 .61% 3 .56% 5,791 0%
Class P
2026 (7) $ 12 .50 $ 0 .25 $ 2 .20 $ 2 .45 $ – $ – $ – $ 14 .95 0 .53% 0 .44% 3 .82% 19 .56% $ 699,421 27%
2025 10 .36 0 .45 1 .69 2 .14 – – – 12 .50 0 .55% 0 .46% 4 .00% 20 .67% 750,301 19%
10/15/2024 - 12/31/2024 10 .00 0 .09 0 .27 0 .36 – – – 10 .36 0 .56% 0 .46% 3 .93% 3 .60% 200,922 0%
Small-Cap Equity
–
&
Class I
2026 (7) $ 35 .15 $ 0 .18 $ 7 .22 $ 7 .40 $ – $ – $ – $ 42 .55 1 .02% 0 .92% 0 .91% 21 .03% $ 150,130 62%
2025 32 .60 0 .35 2 .20 2 .55 – – – 35 .15 1 .02% 0 .92% 1 .08% 7 .83% 129,231 76%
2024 29 .72 0 .38 2 .50 2 .88 – – – 32 .60 1 .02% 0 .92% 1 .21% 9 .70% 113,987 65%
2023 26 .30 0 .36 3 .06 3 .42 – – – 29 .72 1 .03% 0 .93% 1 .32% 12 .97% 105,145 55%
2022 30 .21 0 .25 ( 4 .16 ) ( 3 .91 ) – – – 26 .30 1 .01% 0 .91% 0 .91% ( 12 .92% ) 90,420 39%
2021 23 .89 0 .25 6 .07 6 .32 – – – 30 .21 1 .00% 0 .90% 0 .87% 26 .46% 114,214 51%
Class P
2026 (7) $ 46 .48 $ 0 .30 $ 9 .53 $ 9 .83 $ – $ – $ – $ 56 .31 0 .82% 0 .72% 1 .16% 21 .15% $ 168,760 62%
2025 43 .01 0 .55 2 .92 3 .47 – – – 46 .48 0 .82% 0 .72% 1 .30% 8 .05% 126,390 76%
2024 39 .13 0 .59 3 .29 3 .88 – – – 43 .01 0 .82% 0 .72% 1 .43% 9 .92% 297,330 65%
2023 34 .57 0 .52 4 .04 4 .56 – – – 39 .13 0 .82% 0 .72% 1 .47% 13 .20% 132,894 55%
2022 39 .62 0 .39 ( 5 .44 ) ( 5 .05 ) – – – 34 .57 0 .81% 0 .71% 1 .07% ( 12 .74% ) 207,962 39%
2021 31 .27 0 .41 7 .94 8 .35 – – – 39 .62 0 .80% 0 .70% 1 .06% 26 .71% 363,249 51%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Small-Cap Growth
$ –
&
Class I
2026 (7) $ 31 .93 ( $ 0 .08 ) $ 10 .02 $ 9 .94 $ – $ – $ – $ 41 .87 0 .84% 0 .84% ( 0 .45% ) 31 .17% $ 213,564 87%
2025 28 .51 ( 0 .06 ) 3 .48 3 .42 – – – 31 .93 0 .86% 0 .86% ( 0 .19% ) 11 .99% 177,141 192%
2024 26 .76 ( 0 .03 ) 1 .78 1 .75 – – – 28 .51 0 .84% 0 .84% ( 0 .12% ) 6 .55% 160,666 108%
2023 23 .43 ( 0 .02 ) 3 .35 3 .33 – – – 26 .76 0 .84% 0 .84% ( 0 .09% ) 14 .20% 157,383 66%
2022 33 .44 ( 0 .05 ) ( 9 .96 ) ( 10 .01 ) – – – 23 .43 0 .84% 0 .84% ( 0 .19% ) ( 29 .92% ) 145,705 50%
2021 32 .88 ( 0 .16 ) 0 .72 0 .56 – – – 33 .44 0 .84% 0 .84% ( 0 .46% ) 1 .69% 204,086 79%
Class P
2026 (7) $ 38 .17 ( $ 0 .05 ) $ 11 .98 $ 11 .93 $ – $ – $ – $ 50 .10 0 .64% 0 .64% ( 0 .23% ) 31 .30% $ 378,755 87%
2025 34 .01 0 .01 4 .15 4 .16 – – – 38 .17 0 .66% 0 .66% 0 .04% 12 .22% 186,556 192%
2024 31 .86 0 .03 2 .12 2 .15 – – – 34 .01 0 .64% 0 .64% 0 .10% 6 .76% 245,229 108%
2023 27 .84 0 .03 3 .99 4 .02 – – – 31 .86 0 .64% 0 .64% 0 .11% 14 .43% 133,036 66%
2022 39 .65 0 .02 ( 11 .83 ) ( 11 .81 ) – – – 27 .84 0 .65% 0 .65% 0 .06% ( 29 .78% ) 115,895 50%
2021 38 .91 ( 0 .10 ) 0 .84 0 .74 – – – 39 .65 0 .64% 0 .64% ( 0 .25% ) 1 .89% 78,051 79%
Small-Cap Index
–
&
Class I
2026 (7) $ 40 .30 $ 0 .18 $ 8 .79 $ 8 .97 $ – $ – $ – $ 49 .27 0 .56% 0 .56% 0 .83% 22 .27% $ 795,349 23%
2025 35 .91 0 .34 4 .05 4 .39 – – – 40 .30 0 .57% 0 .57% 0 .94% 12 .22% 667,642 15%
2024 32 .40 0 .34 3 .17 3 .51 – – – 35 .91 0 .56% 0 .56% 0 .99% 10 .84% 622,001 22%
2023 27 .88 0 .33 4 .19 4 .52 – – – 32 .40 0 .56% 0 .56% 1 .13% 16 .20% 563,674 13%
2022 35 .23 0 .28 ( 7 .63 ) ( 7 .35 ) – – – 27 .88 0 .55% 0 .55% 0 .93% ( 20 .86% ) 502,756 14%
2021 30 .84 0 .23 4 .16 4 .39 – – – 35 .23 0 .54% 0 .54% 0 .65% 14 .24% 671,321 21%
Class P
2026 (7) $ 41 .41 $ 0 .24 $ 9 .02 $ 9 .26 $ – $ – $ – $ 50 .67 0 .36% 0 .36% 1 .05% 22 .39% $ 120,854 23%
2025 36 .82 0 .43 4 .16 4 .59 – – – 41 .41 0 .37% 0 .37% 1 .14% 12 .44% 86,278 15%
2024 33 .16 0 .41 3 .25 3 .66 – – – 36 .82 0 .36% 0 .36% 1 .19% 11 .06% 76,464 22%
2023 28 .48 0 .40 4 .28 4 .68 – – – 33 .16 0 .36% 0 .36% 1 .33% 16 .43% 134,476 13%
2022 35 .91 0 .34 ( 7 .77 ) ( 7 .43 ) – – – 28 .48 0 .35% 0 .35% 1 .13% ( 20 .70% ) 142,202 14%
2021 31 .37 0 .30 4 .24 4 .54 – – – 35 .91 0 .34% 0 .34% 0 .85% 14 .47% 184,809 21%
Small-Cap Plus Bond Alpha
–
&
Class I
2026 (7) $ 11 .42 $ 0 .22 $ 2 .27 $ 2 .49 $ – $ – $ – $ 13 .91 0 .75% 0 .70% 3 .51% 21 .80% $ 2,225 15%
2025 10 .15 0 .40 0 .87 1 .27 – – – 11 .42 0 .77% 0 .70% 3 .78% 12 .49% 1,226 22%
10/31/2024 - 12/31/2024 10 .00 0 .06 0 .09 0 .15 – – – 10 .15 0 .85% 0 .70% 3 .52% 1 .50% 364 0%
Class P
2026 (7) $ 11 .44 $ 0 .23 $ 2 .28 $ 2 .51 $ – $ – $ – $ 13 .95 0 .55% 0 .50% 3 .71% 21 .92% $ 238,954 15%
2025 10 .16 0 .41 0 .87 1 .28 – – – 11 .44 0 .57% 0 .50% 3 .94% 12 .72% 199,737 22%
10/31/2024 - 12/31/2024 10 .00 0 .07 0 .09 0 .16 – – – 10 .16 0 .65% 0 .50% 3 .90% 1 .53% 93,931 0%
Small-Cap Value
–
&
Class I
2026 (7) $ 30 .95 $ 0 .18 $ 6 .77 $ 6 .95 $ – $ – $ – $ 37 .90 1 .00% 0 .83% 1 .05% 22 .48% $ 225,958 19%
2025 29 .28 0 .35 1 .32 1 .67 – – – 30 .95 1 .01% 0 .84% 1 .22% 5 .70% 193,653 48%
2024 27 .57 0 .35 1 .36 1 .71 – – – 29 .28 1 .00% 0 .88% 1 .26% 6 .18% 191,623 124%
2023 25 .64 0 .22 1 .71 1 .93 – – – 27 .57 0 .99% 0 .99% 0 .87% 7 .53% 199,969 54%
2022 30 .82 0 .24 ( 5 .42 ) ( 5 .18 ) – – – 25 .64 0 .99% 0 .99% 0 .87% ( 16 .81% ) 199,012 40%
2021 22 .73 0 .13 7 .96 8 .09 – – – 30 .82 0 .98% 0 .98% 0 .44% 35 .61% 270,629 56%
Class P
2026 (7) $ 38 .20 $ 0 .27 $ 8 .37 $ 8 .64 $ – $ – $ – $ 46 .84 0 .80% 0 .63% 1 .26% 22 .61% $ 211,795 19%
2025 36 .07 0 .50 1 .63 2 .13 – – – 38 .20 0 .81% 0 .64% 1 .44% 5 .91% 89,080 48%
2024 33 .90 0 .52 1 .65 2 .17 – – – 36 .07 0 .80% 0 .68% 1 .48% 6 .40% 156,401 124%
2023 31 .46 0 .32 2 .12 2 .44 – – – 33 .90 0 .79% 0 .79% 1 .00% 7 .74% 91,053 54%
2022 37 .74 0 .35 ( 6 .63 ) ( 6 .28 ) – – – 31 .46 0 .78% 0 .78% 1 .05% ( 16 .64% ) 202,230 40%
2021 27 .78 0 .23 9 .73 9 .96 – – – 37 .74 0 .78% 0 .78% 0 .64% 35 .88% 363,532 56%

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:

See Notes to Financial Statements
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Value
$ –
&
Class I
2026 (7) $ 26 .78 $ 0 .14 $ 2 .67 $ 2 .81 $ – $ – $ – $ 29 .59 0 .95% 0 .86% 1 .02% 10 .51% $ 277,878 26%
2025 22 .25 0 .26 4 .27 4 .53 – – – 26 .78 0 .95% 0 .87% 1 .10% 20 .39% 254,731 32%
2024 20 .20 0 .40 1 .65 2 .05 – – – 22 .25 0 .95% 0 .88% 1 .86% 10 .14% 229,781 140%
2023 19 .46 0 .38 0 .36 0 .74 – – – 20 .20 0 .95% 0 .87% 1 .95% 3 .77% 230,760 44%
2022 19 .57 0 .34 ( 0 .45 ) ( 0 .11 ) – – – 19 .46 0 .94% 0 .87% 1 .77% ( 0 .53% ) 249,169 33%
2021 16 .09 0 .28 3 .20 3 .48 – – – 19 .57 0 .94% 0 .86% 1 .55% 21 .64% 265,095 48%
Class P
2026 (7) $ 31 .06 $ 0 .19 $ 3 .11 $ 3 .30 $ – $ – $ – $ 34 .36 0 .75% 0 .66% 1 .18% 10 .62% $ 1,001,009 26%
2025 25 .75 0 .36 4 .95 5 .31 – – – 31 .06 0 .75% 0 .67% 1 .29% 20 .63% 1,386,000 32%
2024 23 .33 0 .52 1 .90 2 .42 – – – 25 .75 0 .75% 0 .68% 2 .07% 10 .36% 788,289 140%
2023 22 .44 0 .48 0 .41 0 .89 – – – 23 .33 0 .75% 0 .67% 2 .15% 3 .98% 737,929 44%
2022 22 .51 0 .43 ( 0 .50 ) ( 0 .07 ) – – – 22 .44 0 .74% 0 .67% 1 .96% ( 0 .34% ) 677,200 33%
2021 18 .47 0 .37 3 .67 4 .04 – – – 22 .51 0 .74% 0 .66% 1 .75% 21 .89% 913,732 48%
Value Advantage
–
&
Class I
2026 (7) $ 32 .77 $ 0 .17 $ 3 .18 $ 3 .35 $ – $ – $ – $ 36 .12 0 .91% 0 .89% 1 .02% 10 .24% $ 125,220 27%
2025 29 .91 0 .42 2 .44 2 .86 – – – 32 .77 0 .91% 0 .89% 1 .37% 9 .57% 116,781 57%
2024 25 .67 0 .43 3 .81 4 .24 – – – 29 .91 0 .89% 0 .87% 1 .53% 16 .50% 107,773 55%
2023 23 .42 0 .40 1 .85 2 .25 – – – 25 .67 0 .89% 0 .89% 1 .70% 9 .60% 98,746 30%
2022 24 .41 0 .40 ( 1 .39 ) ( 0 .99 ) – – – 23 .42 0 .89% 0 .89% 1 .69% ( 4 .07% ) 109,885 20%
2021 18 .99 0 .27 5 .15 5 .42 – – – 24 .41 0 .89% 0 .89% 1 .21% 28 .52% 97,936 26%
Class P
2026 (7) $ 33 .61 $ 0 .21 $ 3 .26 $ 3 .47 $ – $ – $ – $ 37 .08 0 .71% 0 .69% 1 .21% 10 .35% $ 283,344 27%
2025 30 .61 0 .49 2 .51 3 .00 – – – 33 .61 0 .71% 0 .69% 1 .55% 9 .79% 453,346 57%
2024 26 .22 0 .50 3 .89 4 .39 – – – 30 .61 0 .69% 0 .67% 1 .72% 16 .74% 644,402 55%
2023 23 .88 0 .46 1 .88 2 .34 – – – 26 .22 0 .69% 0 .69% 1 .89% 9 .82% 692,899 30%
2022 24 .84 0 .45 ( 1 .41 ) ( 0 .96 ) – – – 23 .88 0 .69% 0 .69% 1 .87% ( 3 .87% ) 646,782 20%
2021 19 .29 0 .32 5 .23 5 .55 – – – 24 .84 0 .69% 0 .69% 1 .42% 28 .78% 951,636 26%
Emerging Markets
–
&
Class I
2026 (7) $ 23 .67 $ 0 .19 $ 6 .44 $ 6 .63 $ – $ – $ – $ 30 .30 1 .08% 1 .05% 1 .40% 28 .02% $ 476,022 76%
2025 17 .75 0 .27 5 .65 5 .92 – – – 23 .67 1 .10% 1 .08% 1 .32% 33 .37% 371,960 226%
2024 18 .02 0 .13 ( 0 .40 ) ( 0 .27 ) – – – 17 .75 1 .07% 1 .07% 0 .69% ( 1 .52% ) 296,890 98%
2023 16 .54 0 .20 1 .28 1 .48 – – – 18 .02 1 .07% 1 .07% 1 .12% 8 .95% 335,719 46%
2022 22 .14 0 .13 ( 5 .73 ) ( 5 .60 ) – – – 16 .54 1 .07% 1 .07% 0 .75% ( 25 .27% ) 318,746 46%
2021 24 .13 0 .09 ( 2 .08 ) ( 1 .99 ) – – – 22 .14 1 .05% 1 .05% 0 .39% ( 8 .28% ) 424,886 45%
Class P
2026 (7) $ 24 .85 $ 0 .22 $ 6 .78 $ 7 .00 $ – $ – $ – $ 31 .85 0 .88% 0 .85% 1 .54% 28 .15% $ 534,470 76%
2025 18 .60 0 .30 5 .95 6 .25 – – – 24 .85 0 .90% 0 .88% 1 .39% 33 .63% 465,137 226%
2024 18 .85 0 .16 ( 0 .41 ) ( 0 .25 ) – – – 18 .60 0 .89% 0 .89% 0 .84% ( 1 .33% ) 300,177 98%
2023 17 .26 0 .23 1 .36 1 .59 – – – 18 .85 0 .87% 0 .87% 1 .25% 9 .17% 284,792 46%
2022 23 .06 0 .17 ( 5 .97 ) ( 5 .80 ) – – – 17 .26 0 .86% 0 .86% 0 .90% ( 25 .12% ) 376,337 46%
2021 25 .09 0 .15 ( 2 .18 ) ( 2 .03 ) – – – 23 .06 0 .85% 0 .85% 0 .58% ( 8 .10% ) 944,698 45%
International Equity Plus Bond Alpha
–
&
Class I
2026 (7) $ 12 .86 $ 0 .24 $ 0 .90 $ 1 .14 $ – $ – $ – $ 14 .00 0 .70% 0 .65% 3 .56% 8 .88% $ 3,937 17%
2025 9 .71 0 .44 2 .71 3 .15 – – – 12 .86 0 .72% 0 .67% 3 .80% 32 .53% 3,404 18%
10/31/2024 - 12/31/2024 10 .00 0 .06 ( 0 .35 ) ( 0 .29 ) – – – 9 .71 0 .82% 0 .70% 3 .55% ( 2 .99% ) 511 0%
Class P
2026 (7) $ 12 .89 $ 0 .25 $ 0 .90 $ 1 .15 $ – $ – $ – $ 14 .04 0 .50% 0 .45% 3 .76% 8 .99% $ 544,022 17%
2025 9 .71 0 .46 2 .72 3 .18 – – – 12 .89 0 .52% 0 .47% 3 .96% 32 .79% 521,996 18%
10/31/2024 - 12/31/2024 10 .00 0 .07 ( 0 .36 ) ( 0 .29 ) – – – 9 .71 0 .61% 0 .50% 3 .98% ( 2 .96% ) 242,868 0%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
International Growth
$ –
&
Class I
2026 (7) $ 11 .66 $ 0 .07 $ 0 .69 $ 0 .76 $ – $ – $ – $ 12 .42 0 .98% 0 .98% 1 .26% 6 .53% $ 24,331 50%
2025 9 .50 0 .08 2 .08 2 .16 – – – 11 .66 0 .99% 0 .99% 0 .78% 22 .68% 20,184 73%
2024 8 .85 0 .05 0 .60 0 .65 – – – 9 .50 0 .95% 0 .95% 0 .57% 7 .39% 9,206 64%
2023 7 .78 0 .07 1 .00 1 .07 – – – 8 .85 0 .95% 0 .95% 0 .78% 13 .73% 3,838 53%
2022 9 .92 0 .04 ( 2 .18 ) ( 2 .14 ) – – – 7 .78 0 .96% 0 .96% 0 .52% ( 21 .54% ) 1,720 32%
10/29/2021 - 12/31/2021 10 .00 ( 0 .01 ) ( 0 .07 ) ( 0 .08 ) – – – 9 .92 1 .02% 1 .02% ( 0 .30% ) ( 0 .85% ) 538 3%
Class P
2026 (7) $ 11 .78 $ 0 .09 $ 0 .69 $ 0 .78 $ – $ – $ – $ 12 .56 0 .77% 0 .77% 1 .59% 6 .64% $ 701,542 50%
2025 9 .58 0 .11 2 .09 2 .20 – – – 11 .78 0 .79% 0 .79% 1 .04% 22 .93% 452,071 73%
2024 8 .90 0 .08 0 .60 0 .68 – – – 9 .58 0 .75% 0 .75% 0 .84% 7 .61% 667,775 64%
2023 7 .80 0 .07 1 .03 1 .10 – – – 8 .90 0 .75% 0 .75% 0 .88% 14 .16% 859,232 53%
2022 9 .92 0 .07 ( 2 .19 ) ( 2 .12 ) – – – 7 .80 0 .77% 0 .77% 0 .83% ( 21 .38% ) 508,186 32%
10/29/2021 - 12/31/2021 10 .00 – (9) ( 0 .08 ) ( 0 .08 ) – – – 9 .92 0 .84% 0 .84% 0 .04% ( 0 .81% ) 711,688 3%
International Large-Cap
–
&
Class I
2026 (7) $ 17 .62 $ 0 .22 $ 0 .23 $ 0 .45 $ – $ – $ – $ 18 .07 1 .03% 1 .00% 2 .54% 2 .56% $ 680,002 13%
2025 14 .37 0 .25 3 .00 3 .25 – – – 17 .62 1 .03% 1 .00% 1 .52% 22 .58% 696,980 18%
2024 13 .86 0 .18 0 .33 0 .51 – – – 14 .37 1 .03% 1 .00% 1 .25% 3 .68% 590,940 23%
2023 11 .68 0 .18 2 .00 2 .18 – – – 13 .86 1 .03% 1 .00% 1 .37% 18 .65% 599,870 8%
2022 13 .78 0 .14 ( 2 .24 ) ( 2 .10 ) – – – 11 .68 1 .02% 0 .99% 1 .22% ( 15 .19% ) 533,078 12%
2021 12 .00 0 .14 1 .64 1 .78 – – – 13 .78 1 .01% 0 .98% 1 .09% 14 .78% 660,058 9%
Class P
2026 (7) $ 19 .21 $ 0 .21 $ 0 .30 $ 0 .51 $ – $ – $ – $ 19 .72 0 .83% 0 .80% 2 .20% 2 .66% $ 263,253 13%
2025 15 .64 0 .31 3 .26 3 .57 – – – 19 .21 0 .83% 0 .80% 1 .78% 22 .82% 462,038 18%
2024 15 .05 0 .22 0 .37 0 .59 – – – 15 .64 0 .83% 0 .80% 1 .37% 3 .88% 597,702 23%
2023 12 .66 0 .23 2 .16 2 .39 – – – 15 .05 0 .83% 0 .80% 1 .61% 18 .89% 392,262 8%
2022 14 .90 0 .18 ( 2 .42 ) ( 2 .24 ) – – – 12 .66 0 .82% 0 .79% 1 .44% ( 15 .02% ) 521,517 12%
2021 12 .96 0 .19 1 .75 1 .94 – – – 14 .90 0 .81% 0 .78% 1 .39% 15 .01% 643,027 9%
International Small-Cap
–
&
Class I
2026 (7) $ 15 .78 $ 0 .21 $ 1 .22 $ 1 .43 $ – $ – $ – $ 17 .21 1 .14% 1 .13% 2 .53% 9 .09% $ 97,992 24%
2025 12 .79 0 .30 2 .69 2 .99 – – – 15 .78 1 .14% 1 .12% 2 .10% 23 .41% 92,487 67%
2024 12 .91 0 .33 ( 0 .45 ) ( 0 .12 ) – – – 12 .79 1 .17% 1 .15% 2 .54% ( 0 .98% ) 78,992 86%
2023 11 .01 0 .26 1 .64 1 .90 – – – 12 .91 1 .16% 1 .14% 2 .17% 17 .23% 83,190 7%
2022 13 .28 0 .21 ( 2 .48 ) ( 2 .27 ) – – – 11 .01 1 .14% 1 .12% 1 .88% ( 17 .09% ) 75,004 18%
2021 11 .66 0 .26 1 .36 1 .62 – – – 13 .28 1 .11% 1 .11% 2 .01% 13 .87% 94,703 128%
Class P
2026 (7) $ 22 .05 $ 0 .27 $ 1 .76 $ 2 .03 $ – $ – $ – $ 24 .08 0 .94% 0 .93% 2 .32% 9 .20% $ 169,339 24%
2025 17 .84 0 .47 3 .74 4 .21 – – – 22 .05 0 .94% 0 .92% 2 .34% 23 .66% 297,074 67%
2024 17 .97 0 .43 ( 0 .56 ) ( 0 .13 ) – – – 17 .84 0 .97% 0 .95% 2 .36% ( 0 .78% ) 307,664 86%
2023 15 .30 0 .36 2 .31 2 .67 – – – 17 .97 0 .96% 0 .94% 2 .18% 17 .46% 130,701 7%
2022 18 .42 0 .35 ( 3 .47 ) ( 3 .12 ) – – – 15 .30 0 .94% 0 .92% 2 .26% ( 16 .92% ) 244,595 18%
2021 16 .14 0 .40 1 .88 2 .28 – – – 18 .42 0 .91% 0 .91% 2 .18% 14 .10% 175,242 128%
International Value
–
&
Class I
2026 (7) $ 25 .98 $ 0 .49 $ 2 .37 $ 2 .86 $ – $ – $ – $ 28 .84 0 .91% 0 .91% 3 .49% 10 .97% $ 510,852 26%
2025 17 .59 0 .70 7 .69 8 .39 – – – 25 .98 0 .91% 0 .91% 3 .19% 47 .74% 477,931 39%
2024 16 .93 0 .58 0 .08 0 .66 – – – 17 .59 0 .91% 0 .91% 3 .27% 3 .89% 325,464 53%
2023 14 .08 0 .47 2 .38 2 .85 – – – 16 .93 0 .90% 0 .90% 3 .00% 20 .20% 322,538 51%
2022 14 .26 0 .40 ( 0 .58 ) ( 0 .18 ) – – – 14 .08 0 .91% 0 .91% 2 .93% ( 1 .26% ) 288,052 49%
2021 11 .85 0 .34 2 .07 2 .41 – – – 14 .26 0 .90% 0 .90% 2 .50% 20 .36% 312,717 35%
Class P
2026 (7) $ 29 .52 $ 0 .59 $ 2 .68 $ 3 .27 $ – $ – $ – $ 32 .79 0 .71% 0 .71% 3 .72% 11 .08% $ 657,952 26%
2025 19 .94 0 .86 8 .72 9 .58 – – – 29 .52 0 .71% 0 .71% 3 .48% 48 .04% 660,040 39%
2024 19 .16 0 .63 0 .15 0 .78 – – – 19 .94 0 .71% 0 .71% 3 .14% 4 .10% 667,833 53%
2023 15 .90 0 .53 2 .73 3 .26 – – – 19 .16 0 .70% 0 .70% 3 .03% 20 .45% 661,428 51%
2022 16 .08 0 .51 ( 0 .69 ) ( 0 .18 ) – – – 15 .90 0 .71% 0 .71% 3 .32% ( 1 .07% ) 674,837 49%
2021 13 .33 0 .40 2 .35 2 .75 – – – 16 .08 0 .70% 0 .70% 2 .60% 20 .60% 542,306 35%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Health Sciences
$ –
&
Class I
2026 (7) $ 76 .29 $ 0 .09 $ 3 .21 $ 3 .30 $ – $ – $ – $ 79 .59 1 .15% 1 .15% 0 .24% 4 .33% $ 378,133 22%
2025 65 .61 0 .17 10 .51 10 .68 – – – 76 .29 1 .15% 1 .15% 0 .25% 16 .29% 390,466 54%
2024 63 .06 0 .05 2 .50 2 .55 – – – 65 .61 1 .14% 1 .14% 0 .08% 4 .04% 371,293 32%
2023 60 .97 0 .13 1 .96 2 .09 – – – 63 .06 1 .14% 1 .14% 0 .21% 3 .42% 398,867 37%
2022 64 .73 0 .10 ( 3 .86 ) ( 3 .76 ) – – – 60 .97 1 .14% 1 .14% 0 .17% ( 5 .80% ) 424,635 36%
2021 57 .60 ( 0 .02 ) 7 .15 7 .13 – – – 64 .73 1 .13% 1 .13% ( 0 .04% ) 12 .38% 492,712 45%
Class P
2026 (7) $ 84 .77 $ 0 .19 $ 3 .57 $ 3 .76 $ – $ – $ – $ 88 .53 0 .95% 0 .95% 0 .45% 4 .43% $ 3,125 22%
2025 72 .76 0 .34 11 .67 12 .01 – – – 84 .77 0 .95% 0 .95% 0 .45% 16 .52% 2,959 54%
2024 69 .79 0 .21 2 .76 2 .97 – – – 72 .76 0 .94% 0 .94% 0 .27% 4 .24% 2,358 32%
2023 67 .35 0 .27 2 .17 2 .44 – – – 69 .79 0 .94% 0 .94% 0 .41% 3 .63% 2,008 37%
2022 71 .35 0 .25 ( 4 .25 ) ( 4 .00 ) – – – 67 .35 0 .94% 0 .94% 0 .38% ( 5 .61% ) 1,846 36%
2021 63 .36 0 .11 7 .88 7 .99 – – – 71 .35 0 .93% 0 .93% 0 .16% 12 .61% 1,475 45%
Real Estate
–
&
Class I
2026 (7) $ 36 .85 $ 0 .33 $ 5 .81 $ 6 .14 $ – $ – $ – $ 42 .99 1 .09% 1 .00% 1 .68% 16 .68% $ 224,460 13%
2025 36 .09 0 .80 ( 0 .04 ) 0 .76 – – – 36 .85 1 .10% 1 .01% 2 .18% 2 .12% 205,180 50%
2024 33 .56 0 .64 1 .89 2 .53 – – – 36 .09 1 .08% 0 .99% 1 .86% 7 .51% 211,824 44%
2023 29 .70 0 .97 2 .89 3 .86 – – – 33 .56 1 .08% 0 .99% 3 .16% 13 .01% 220,533 14%
2022 39 .94 0 .47 ( 10 .71 ) ( 10 .24 ) – – – 29 .70 1 .07% 0 .98% 1 .41% ( 25 .64% ) 204,962 23%
2021 28 .46 ( 0 .22 ) 11 .70 11 .48 – – – 39 .94 1 .07% 0 .98% ( 0 .65% ) 40 .32% 308,201 22%
Class P
2026 (7) $ 38 .99 $ 0 .42 $ 6 .12 $ 6 .54 $ – $ – $ – $ 45 .53 0 .89% 0 .80% 2 .01% 16 .79% $ 120,863 13%
2025 38 .10 1 .05 ( 0 .16 ) 0 .89 – – – 38 .99 0 .90% 0 .81% 2 .71% 2 .33% 120,699 50%
2024 35 .36 0 .78 1 .96 2 .74 – – – 38 .10 0 .88% 0 .79% 2 .16% 7 .73% 170,402 44%
2023 31 .23 0 .97 3 .16 4 .13 – – – 35 .36 0 .88% 0 .79% 2 .98% 13 .24% 142,295 14%
2022 41 .91 0 .60 ( 11 .28 ) ( 10 .68 ) – – – 31 .23 0 .87% 0 .78% 1 .71% ( 25 .49% ) 233,992 23%
2021 29 .81 ( 0 .18 ) 12 .28 12 .10 – – – 41 .91 0 .87% 0 .78% ( 0 .51% ) 40 .60% 234,297 22%
Technology
–
&
Class I
2026 (7) $ 27 .39 ( $ 0 .08 ) $ 9 .82 $ 9 .74 $ – $ – $ – $ 37 .13 1 .14% 1 .03% ( 0 .54% ) 35 .58% $ 643,498 31%
2025 22 .33 ( 0 .13 ) 5 .19 5 .06 – – – 27 .39 1 .16% 1 .05% ( 0 .57% ) 22 .65% 470,727 52%
2024 16 .24 ( 0 .10 ) 6 .19 6 .09 – – – 22 .33 1 .15% 1 .07% ( 0 .49% ) 37 .45% 409,527 123%
2023 10 .57 ( 0 .06 ) 5 .73 5 .67 – – – 16 .24 1 .14% 1 .14% ( 0 .47% ) 53 .68% 301,813 49%
2022 16 .53 ( 0 .08 ) ( 5 .88 ) ( 5 .96 ) – – – 10 .57 1 .14% 1 .14% ( 0 .64% ) ( 36 .06% ) 197,337 28%
2021 14 .52 ( 0 .13 ) 2 .14 2 .01 – – – 16 .53 1 .14% 1 .14% ( 0 .84% ) 13 .86% 308,749 40%
Class P
2026 (7) $ 35 .16 ( $ 0 .07 ) $ 12 .62 $ 12 .55 $ – $ – $ – $ 47 .71 0 .94% 0 .83% ( 0 .34% ) 35 .72% $ 8,723 31%
2025 28 .61 ( 0 .11 ) 6 .66 6 .55 – – – 35 .16 0 .96% 0 .85% ( 0 .37% ) 22 .90% 6,119 52%
2024 20 .77 ( 0 .08 ) 7 .92 7 .84 – – – 28 .61 0 .95% 0 .87% ( 0 .29% ) 37 .72% 4,511 123%
2023 13 .49 ( 0 .05 ) 7 .33 7 .28 – – – 20 .77 0 .94% 0 .94% ( 0 .28% ) 53 .98% 2,296 49%
2022 21 .05 ( 0 .07 ) ( 7 .49 ) ( 7 .56 ) – – – 13 .49 0 .94% 0 .94% ( 0 .43% ) ( 35 .93% ) 1,116 28%
2021 18 .45 ( 0 .13 ) 2 .73 2 .60 – – – 21 .05 0 .94% 0 .94% ( 0 .66% ) 14 .09% 1,207 40%
Capital Appreciation
–
&
Class I
2026 (7) $ 9 .96 $ 0 .07 $ 0 .42 $ 0 .49 $ – $ – $ – $ 10 .45 1 .14% 0 .99% 1 .42% 4 .91% $ 150,273 77%
10/31/2025 - 12/31/2025 10 .00 0 .02 ( 0 .06 ) ( 0 .04 ) – – – 9 .96 1 .34% 0 .99% 1 .38% ( 0 .38% ) 46,776 12%
Class P
2026 (7) $ 9 .97 $ 0 .08 $ 0 .42 $ 0 .50 $ – $ – $ – $ 10 .47 0 .95% 0 .79% 1 .63% 5 .01% $ 1,322 77%
10/31/2025 - 12/31/2025 10 .00 0 .03 ( 0 .06 ) ( 0 .03 ) – – – 9 .97 1 .13% 0 .79% 1 .52% ( 0 .34% ) 997 12%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
PSF Avantis Balanced Allocation
$ –
&
(10)
Class I
2026 (7) $ 21 .05 $ 0 .18 $ 1 .76 $ 1 .94 $ – $ – $ – $ 22 .99 0 .44% 0 .44% 1 .70% 9 .23% $ 308,584 25%
2025 18 .27 0 .40 2 .38 2 .78 – – – 21 .05 0 .44% 0 .42% 2 .04% 15 .22% 305,368 45%
2024 16 .37 0 .36 1 .54 1 .90 – – – 18 .27 0 .49% 0 .43% 2 .09% 11 .54% 317,152 96%
2023 14 .39 0 .41 1 .57 1 .98 – – – 16 .37 0 .49% 0 .43% 2 .73% 13 .83% 329,904 32%
2022 16 .92 0 .22 ( 2 .75 ) ( 2 .53 ) – – – 14 .39 0 .48% 0 .47% 1 .48% ( 14 .99% ) 323,006 128%
2021 15 .04 0 .21 1 .67 1 .88 – – – 16 .92 0 .48% 0 .48% 1 .28% 12 .50% 394,494 16%
Class P
2026 (7) $ 21 .36 $ 0 .22 $ 1 .78 $ 2 .00 $ – $ – $ – $ 23 .36 0 .24% 0 .24% 1 .99% 9 .33% $ 4,763 25%
2025 18 .50 0 .45 2 .41 2 .86 – – – 21 .36 0 .24% 0 .22% 2 .27% 15 .45% 3,283 45%
2024 16 .55 0 .42 1 .53 1 .95 – – – 18 .50 0 .24% 0 .18% 2 .35% 11 .82% 3,341 96%
2023 14 .50 0 .46 1 .59 2 .05 – – – 16 .55 0 .24% 0 .18% 3 .01% 14 .12% 3,013 32%
2022 17 .02 0 .29 ( 2 .81 ) ( 2 .52 ) – – – 14 .50 0 .23% 0 .22% 1 .87% ( 14 .78% ) 2,694 128%
2021 15 .09 0 .42 1 .51 1 .93 – – – 17 .02 0 .23% 0 .23% 2 .52% 12 .78% 1,907 16%
Pacific Dynamix - Conservative Growth
–
&
Class I
2026 (7) $ 24 .10 ( $ 0 .05 ) $ 1 .44 $ 1 .39 $ – $ – $ – $ 25 .49 0 .43% 0 .38% ( 0 ..38% ) 5 .77% $ 435,244 9%
2025 21 .53 ( 0 .09 ) 2 .66 2 .57 – – – 24 .10 0 .43% 0 .38% ( 0 .38% ) 11 .93% 453,603 22%
2024 19 .84 ( 0 .08 ) 1 .77 1 .69 – – – 21 .53 0 .43% 0 .38% ( 0 .38% ) 8 .54% 463,758 19%
2023 17 .76 ( 0 .07 ) 2 .15 2 .08 – – – 19 .84 0 .43% 0 .39% ( 0 .39% ) 11 .68% 491,556 19%
2022 20 .74 ( 0 .07 ) ( 2 .91 ) ( 2 .98 ) – – – 17 .76 0 .43% 0 .38% ( 0 .38% ) ( 14 .38% ) 512,069 17%
2021 19 .49 ( 0 .08 ) 1 .33 1 .25 – – – 20 .74 0 .42% 0 .39% ( 0 .39% ) 6 .44% 652,973 14%
Class P
2026 (7) $ 24 .40 ( $ 0 .02 ) $ 1 .45 $ 1 .43 $ – $ – $ – $ 25 .83 0 .23% 0 .18% ( 0 .18% ) 5 .87% $ 32,634 9%
2025 21 .76 ( 0 .04 ) 2 .68 2 .64 – – – 24 .40 0 .23% 0 .18% ( 0 .18% ) 12 .15% 24,910 22%
2024 20 .00 ( 0 .04 ) 1 .80 1 .76 – – – 21 .76 0 .23% 0 .18% ( 0 .18% ) 8 .75% 16,366 19%
2023 17 .88 ( 0 .04 ) 2 .16 2 .12 – – – 20 .00 0 .23% 0 .19% ( 0 .19% ) 11 .91% 9,712 19%
2022 20 .84 ( 0 .03 ) ( 2 .93 ) ( 2 .96 ) – – – 17 .88 0 .23% 0 .18% ( 0 .18% ) ( 14 .20% ) 6,234 17%
2021 19 .53 ( 0 .04 ) 1 .35 1 .31 – – – 20 .84 0 .22% 0 .19% ( 0 .19% ) 6 .66% 3,001 14%
Pacific Dynamix - Moderate Growth
–
&
Class I
2026 (7) $ 34 .55 ( $ 0 .07 ) $ 2 .85 $ 2 .78 $ – $ – $ – $ 37 .33 0 .42% 0 .38% ( 0 .38% ) 8 .06% $ 2,442,886 7%
2025 30 .32 ( 0 .12 ) 4 .35 4 .23 – – – 34 .55 0 .42% 0 .38% ( 0 .38% ) 13 .94% 2,425,879 21%
2024 27 .04 ( 0 .11 ) 3 .39 3 .28 – – – 30 .32 0 .42% 0 .38% ( 0 .38% ) 12 .12% 2,453,253 15%
2023 23 .51 ( 0 .10 ) 3 .63 3 .53 – – – 27 .04 0 .42% 0 .39% ( 0 .39% ) 15 .04% 2,472,290 20%
2022 27 .88 ( 0 .10 ) ( 4 .27 ) ( 4 .37 ) – – – 23 .51 0 .42% 0 .39% ( 0 .39% ) ( 15 .69% ) 2,352,022 14%
2021 25 .21 ( 0 .10 ) 2 .77 2 .67 – – – 27 .88 0 .42% 0 .38% ( 0 .38% ) 10 .62% 2,961,966 13%
Class P
2026 (7) $ 34 .98 ( $ 0 .03 ) $ 2 .89 $ 2 .86 $ – $ – $ – $ 37 .84 0 .22% 0 .18% ( 0 .18% ) 8 .17% $ 132,356 7%
2025 30 .64 ( 0 .06 ) 4 .40 4 .34 – – – 34 .98 0 .22% 0 .18% ( 0 .18% ) 14 .17% 109,734 21%
2024 27 .27 ( 0 .05 ) 3 .42 3 .37 – – – 30 .64 0 .22% 0 .18% ( 0 .18% ) 12 .35% 79,136 15%
2023 23 .66 ( 0 .05 ) 3 .66 3 .61 – – – 27 .27 0 .22% 0 .19% ( 0 .19% ) 15 .27% 54,440 20%
2022 28 .01 ( 0 .05 ) ( 4 .30 ) ( 4 .35 ) – – – 23 .66 0 .22% 0 .19% ( 0 .19% ) ( 15 .52% ) 36,097 14%
2021 25 .27 ( 0 .05 ) 2 .79 2 .74 – – – 28 .01 0 .22% 0 .18% ( 0 .18% ) 10 .85% 22,083 13%
Pacific Dynamix - Growth
–
&
Class I
2026 (7) $ 42 .65 ( $ 0 .08 ) $ 4 .32 $ 4 .24 $ – $ – $ – $ 46 .89 0 .42% 0 .38% ( 0 .38% ) 9 .94% $ 1,884,135 10%
2025 36 .61 ( 0 .14 ) 6 .18 6 .04 – – – 42 .65 0 .42% 0 .37% ( 0 .37% ) 16 .49% 1,940,751 22%
2024 32 .14 ( 0 .13 ) 4 .60 4 .47 – – – 36 .61 0 .43% 0 .38% ( 0 .38% ) 13 .90% 1,996,743 18%
2023 27 .48 ( 0 .11 ) 4 .77 4 .66 – – – 32 .14 0 .42% 0 .38% ( 0 .38% ) 16 .98% 1,908,244 25%
2022 32 .98 ( 0 .11 ) ( 5 .39 ) ( 5 .50 ) – – – 27 .48 0 .42% 0 .38% ( 0 .38% ) ( 16 .69% ) 1,697,274 11%
2021 28 .85 ( 0 .12 ) 4 .25 4 .13 – – – 32 .98 0 .42% 0 .38% ( 0 .38% ) 14 .33% 1,830,704 9%
Class P
2026 (7) $ 43 .18 ( $ 0 .04 ) $ 4 .38 $ 4 .34 $ – $ – $ – $ 47 .52 0 .22% 0 .18% ( 0 .18% ) 10 .05% $ 151,332 10%
2025 36 .99 ( 0 .07 ) 6 .26 6 .19 – – – 43 .18 0 .22% 0 .17% ( 0 .17% ) 16 .73% 124,443 22%
2024 32 .41 ( 0 .06 ) 4 .64 4 .58 – – – 36 .99 0 .23% 0 .18% ( 0 .18% ) 14 .12% 82,627 18%
2023 27 .65 ( 0 .06 ) 4 .82 4 .76 – – – 32 .41 0 .22% 0 .18% ( 0 .18% ) 17 .22% 49,323 25%
2022 33 .13 ( 0 .05 ) ( 5 .43 ) ( 5 .48 ) – – – 27 .65 0 .22% 0 .18% ( 0 .18% ) ( 16 .52% ) 26,474 11%
2021 28 .91 ( 0 .06 ) 4 .28 4 .22 – – – 33 .13 0 .22% 0 .18% ( 0 .18% ) 14 .57% 17,616 9%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Pacific Dynamix - Aggressive Growth
$ –
&
Class I
2026 (7) $ 13 .29 ( $ 0 .03 ) $ 1 .56 $ 1 .53 $ – $ – $ – $ 14 .82 0 .60% 0 .38% ( 0 .38% ) 11 .58% $ 21,598 18%
2025 11 .17 ( 0 .05 ) 2 .17 2 .12 – – – 13 .29 0 .80% 0 .37% ( 0 .37% ) 18 .94% 12,353 39%
04/30/2024 - 12/31/2024 10 .00 ( 0 .03 ) 1 .20 1 .17 – – – 11 .17 1 .92% 0 .39% ( 0 .40% ) 11 .69% 4,252 81%
Class P
2026 (7) $ 13 .33 ( $ 0 .01 ) $ 1 .57 $ 1 .56 $ – $ – $ – $ 14 .89 0 .40% 0 .18% ( 0 .18% ) 11 .69% $ 14,864 18%
2025 11 .19 ( 0 .02 ) 2 .16 2 .14 – – – 13 .33 0 .60% 0 .17% ( 0 .17% ) 19 .18% 9,476 39%
04/30/2024 - 12/31/2024 10 .00 ( 0 .01 ) 1 .20 1 .19 – – – 11 .19 1 .72% 0 .19% ( 0 .20% ) 11 .87% 2,113 81%
Portfolio Optimization Conservative
–
&
Class I
2026 (7) $ 16 .89 ( $ 0 .03 ) $ 0 .62 $ 0 .59 $ – $ – $ – $ 17 .48 0 .33% 0 .33% ( 0 .33% ) 3 .47% $ 880,239 26%
2025 15 .36 ( 0 .05 ) 1 .58 1 .53 – – – 16 .89 0 .33% 0 .33% ( 0 .33% ) 9 .95% 915,520 39%
2024 14 .44 ( 0 .05 ) 0 .97 0 .92 – – – 15 .36 0 .33% 0 .33% ( 0 .33% ) 6 .38% 970,971 35%
2023 13 .22 ( 0 .04 ) 1 .26 1 .22 – – – 14 .44 0 .32% 0 .32% ( 0 .32% ) 9 .22% 1,074,844 23%
2022 15 .32 ( 0 .04 ) ( 2 .06 ) ( 2 .10 ) – – – 13 .22 0 .32% 0 .32% ( 0 .32% ) ( 13 .67% ) 1,166,154 25%
2021 14 .99 ( 0 .05 ) 0 .38 0 .33 – – – 15 .32 0 .32% 0 .32% ( 0 .32% ) 2 .20% 1,496,201 12%
Class P
2026 (7) $ 17 .11 ( $ 0 .01 ) $ 0 .62 $ 0 .61 $ – $ – $ – $ 17 .72 0 .13% 0 .13% ( 0 .13% ) 3 .57% $ 221 26%
2025 15 .53 ( 0 .02 ) 1 .60 1 .58 – – – 17 .11 0 .13% 0 .13% ( 0 .13% ) 10 .18% 214 39%
2024 14 .57 ( 0 .02 ) 0 .98 0 .96 – – – 15 .53 0 .12% 0 .12% ( 0 .12% ) 6 .59% 196 35%
2023 13 .31 ( 0 .02 ) 1 .28 1 .26 – – – 14 .57 0 .12% 0 .12% ( 0 .12% ) 9 .44% 184 23%
2022 15 .38 ( 0 .02 ) ( 2 .05 ) ( 2 .07 ) – – – 13 .31 0 .12% 0 .12% ( 0 .12% ) ( 13 .49% ) 208 25%
2021 15 .02 ( 0 .02 ) 0 .38 0 .36 – – – 15 .38 0 .12% 0 .12% ( 0 .12% ) 2 .41% 231 12%
Portfolio Optimization Moderate-Conservative
–
&
Class I
2026 (7) $ 20 .42 ( $ 0 .03 ) $ 1 .15 $ 1 .12 $ – $ – $ – $ 21 .54 0 .32% 0 .32% ( 0 .32% ) 5 .49% $ 1,308,112 23%
2025 18 .22 ( 0 .06 ) 2 .26 2 .20 – – – 20 .42 0 .33% 0 .32% ( 0 .32% ) 12 .06% 1,352,934 36%
2024 16 .81 ( 0 .06 ) 1 .47 1 .41 – – – 18 .22 0 .32% 0 .32% ( 0 .32% ) 8 .41% 1,447,761 36%
2023 15 .14 ( 0 .05 ) 1 .72 1 .67 – – – 16 .81 0 .32% 0 .32% ( 0 .32% ) 11 .06% 1,569,692 27%
2022 17 .79 ( 0 .05 ) ( 2 .60 ) ( 2 .65 ) – – – 15 .14 0 .32% 0 .32% ( 0 .32% ) ( 14 .90% ) 1,650,281 20%
2021 16 .73 ( 0 .05 ) 1 .11 1 .06 – – – 17 .79 0 .32% 0 .32% ( 0 .32% ) 6 .28% 2,226,011 14%
Class P
2026 (7) $ 20 .68 ( $ 0 .01 ) $ 1 .16 $ 1 .15 $ – $ – $ – $ 21 .83 0 .12% 0 .12% ( 0 .12% ) 5 .60% $ 568 23%
2025 18 .41 ( 0 .02 ) 2 .29 2 .27 – – – 20 .68 0 .13% 0 .12% ( 0 .12% ) 12 .29% 532 36%
2024 16 .95 ( 0 .02 ) 1 .48 1 .46 – – – 18 .41 0 .12% 0 .12% ( 0 .12% ) 8 .63% 535 36%
2023 15 .23 ( 0 .02 ) 1 .74 1 .72 – – – 16 .95 0 .12% 0 .12% ( 0 .12% ) 11 .28% 468 27%
2022 17 .86 ( 0 .02 ) ( 2 .61 ) ( 2 .63 ) – – – 15 .23 0 .12% 0 .12% ( 0 .12% ) ( 14 .73% ) 277 20%
2021 16 .77 ( 0 .02 ) 1 .11 1 .09 – – – 17 .86 0 .12% 0 .12% ( 0 .12% ) 6 .49% 312 14%
Portfolio Optimization Moderate
–
&
Class I
2026 (7) $ 24 .28 ( $ 0 .04 ) $ 1 .81 $ 1 .77 $ – $ – $ – $ 26 .05 0 .32% 0 .32% ( 0 .32% ) 7 .29% $ 6,384,731 23%
2025 21 .44 ( 0 .07 ) 2 .91 2 .84 – – – 24 .28 0 .32% 0 .32% ( 0 .32% ) 13 .27% 6,446,537 39%
2024 19 .28 ( 0 .07 ) 2 .23 2 .16 – – – 21 .44 0 .32% 0 .32% ( 0 .32% ) 11 .21% 6,662,848 41%
2023 16 .93 ( 0 .06 ) 2 .41 2 .35 – – – 19 .28 0 .32% 0 .32% ( 0 .32% ) 13 .88% 7,011,415 30%
2022 20 .08 ( 0 .06 ) ( 3 .09 ) ( 3 .15 ) – – – 16 .93 0 .32% 0 .32% ( 0 .32% ) ( 15 .72% ) 7,068,997 19%
2021 18 .40 ( 0 .06 ) 1 .74 1 .68 – – – 20 .08 0 .31% 0 .31% ( 0 .31% ) 9 .18% 9,507,628 13%
Class P
2026 (7) $ 24 .58 ( $ 0 .02 ) $ 1 .84 $ 1 .82 $ – $ – $ – $ 26 .40 0 .12% 0 .12% ( 0 .12% ) 7 .40% $ 3,205 23%
2025 21 .66 ( 0 .03 ) 2 .95 2 .92 – – – 24 .58 0 .12% 0 .12% ( 0 .12% ) 13 .50% 2,648 39%
2024 19 .44 ( 0 .03 ) 2 .25 2 .22 – – – 21 .66 0 .12% 0 .12% ( 0 .12% ) 11 .43% 2,232 41%
2023 17 .04 ( 0 .02 ) 2 .42 2 .40 – – – 19 .44 0 .12% 0 .12% ( 0 .12% ) 14 .10% 2,046 30%
2022 20 .17 ( 0 .02 ) ( 3 .11 ) ( 3 .13 ) – – – 17 .04 0 .12% 0 .12% ( 0 .12% ) ( 15 .55% ) 1,606 19%
2021 18 .44 ( 0 .02 ) 1 .75 1 .73 – – – 20 .17 0 .11% 0 .11% ( 0 .11% ) 9 .40% 1,720 13%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Portfolio Optimization Growth
$ –
&
Class I
2026 (7) $ 27 .62 ( $ 0 .05 ) $ 2 .54 $ 2 .49 $ – $ – $ – $ 30 .11 0 .32% 0 .32% ( 0 .32% ) 9 .03% $ 6,267,576 22%
2025 23 .95 ( 0 .08 ) 3 .75 3 .67 – – – 27 .62 0 .32% 0 .32% ( 0 .32% ) 15 .31% 6,208,278 39%
2024 21 .51 ( 0 .07 ) 2 .51 2 .44 – – – 23 .95 0 .32% 0 .32% ( 0 .32% ) 11 .36% 6,305,263 50%
2023 18 .79 ( 0 .06 ) 2 .78 2 .72 – – – 21 .51 0 .32% 0 .32% ( 0 .32% ) 14 .45% 6,561,007 28%
2022 22 .61 ( 0 .06 ) ( 3 .76 ) ( 3 .82 ) – – – 18 .79 0 .32% 0 .32% ( 0 .32% ) ( 16 .88% ) 6,482,637 16%
2021 19 .99 ( 0 .07 ) 2 .69 2 .62 – – – 22 .61 0 .31% 0 .31% ( 0 .31% ) 13 .12% 8,689,159 15%
Class P
2026 (7) $ 27 .96 ( $ 0 .02 ) $ 2 .58 $ 2 .56 $ – $ – $ – $ 30 .52 0 .12% 0 .12% ( 0 .12% ) 9 .14% $ 7,584 22%
2025 24 .20 ( 0 .03 ) 3 .79 3 .76 – – – 27 .96 0 .12% 0 .12% ( 0 .12% ) 15 .54% 6,855 39%
2024 21 .69 ( 0 .03 ) 2 .54 2 .51 – – – 24 .20 0 .12% 0 .12% ( 0 .12% ) 11 .58% 5,835 50%
2023 18 .91 ( 0 .02 ) 2 .80 2 .78 – – – 21 .69 0 .12% 0 .12% ( 0 .12% ) 14 .68% 4,709 28%
2022 22 .71 ( 0 .02 ) ( 3 .78 ) ( 3 .80 ) – – – 18 .91 0 .12% 0 .12% ( 0 .12% ) ( 16 .71% ) 3,356 16%
2021 20 .03 ( 0 .02 ) 2 .70 2 .68 – – – 22 .71 0 .11% 0 .11% ( 0 .11% ) 13 .34% 3,218 15%
Portfolio Optimization Aggressive-Growth
–
&
Class I
2026 (7) $ 30 .07 ( $ 0 .05 ) $ 3 .22 $ 3 .17 $ – $ – $ – $ 33 .24 0 .32% 0 .32% ( 0 .32% ) 10 .54% $ 1,662,413 23%
2025 25 .68 ( 0 .09 ) 4 .48 4 .39 – – – 30 .07 0 .32% 0 .32% ( 0 .32% ) 17 .08% 1,621,533 34%
2024 22 .86 ( 0 .08 ) 2 .90 2 .82 – – – 25 .68 0 .33% 0 .33% ( 0 .33% ) 12 .37% 1,588,420 54%
2023 19 .71 ( 0 .07 ) 3 .22 3 .15 – – – 22 .86 0 .32% 0 .32% ( 0 .32% ) 15 .96% 1,601,321 34%
2022 23 .89 ( 0 .07 ) ( 4 .11 ) ( 4 .18 ) – – – 19 .71 0 .32% 0 .32% ( 0 .32% ) ( 17 .51% ) 1,536,560 16%
2021 20 .65 ( 0 .07 ) 3 .31 3 .24 – – – 23 .89 0 .32% 0 .32% ( 0 .32% ) 15 .68% 2,039,105 16%
Class P
2026 (7) $ 30 .44 ( $ 0 .02 ) $ 3 .27 $ 3 .25 $ – $ – $ – $ 33 .69 0 .12% 0 .12% ( 0 .12% ) 10 .65% $ 7,166 23%
2025 25 .95 ( 0 .03 ) 4 .52 4 .49 – – – 30 .44 0 .12% 0 .12% ( 0 .12% ) 17 .31% 6,213 34%
2024 23 .05 ( 0 .03 ) 2 .93 2 .90 – – – 25 .95 0 .13% 0 .13% ( 0 .13% ) 12 .59% 5,001 54%
2023 19 .84 ( 0 .03 ) 3 .24 3 .21 – – – 23 .05 0 .13% 0 .13% ( 0 .13% ) 16 .19% 3,437 34%
2022 24 .00 ( 0 .02 ) ( 4 .14 ) ( 4 .16 ) – – – 19 .84 0 .12% 0 .12% ( 0 .12% ) ( 17 .34% ) 2,422 16%
2021 20 .70 ( 0 .03 ) 3 .33 3 .30 – – – 24 .00 0 .12% 0 .12% ( 0 .12% ) 15 .92% 1,176 16%
PD 1-3 Year Corporate Bond
–
&
Class P
2026 (7) $ 12 .79 $ 0 .26 ( $ 0 .12 ) $ 0 .14 $ – $ – $ – $ 12 .93 0 .24% 0 .24% 4 .14% 1 .07% $ 187,788 28%
2025 12 .11 0 .52 0 .16 0 .68 – – – 12 .79 0 .23% 0 .23% 4 .18% 5 .60% 224,072 79%
2024 11 .55 0 .55 0 .01 0 .56 – – – 12 .11 0 .26% 0 .26% 4 .73% 4 .91% 130,904 95%
2023 10 .97 0 .47 0 .11 0 .58 – – – 11 .55 0 .21% 0 .21% 4 .16% 5 .21% 295,479 92%
2022 11 .35 0 .16 ( 0 .54 ) ( 0 .38 ) – – – 10 .97 0 .23% 0 .23% 1 .44% ( 3 .32% ) 168,632 59%
2021 11 .39 0 .11 ( 0 .15 ) ( 0 .04 ) – – – 11 .35 0 .22% 0 .22% 1 .00% ( 0 .37% ) 232,788 49%
PD Aggregate Bond Index
–
&
Class P
2026 (7) $ 13 .79 $ 0 .25 ( $ 0 .16 ) $ 0 .09 $ – $ – $ – $ 13 .88 0 .21% 0 .21% 3 .69% 0 .65% $ 1,099,076 22%
2025 12 .89 0 .47 0 .43 0 .90 – – – 13 .79 0 .21% 0 .21% 3 .53% 6 .98% 1,131,282 50%
2024 12 .75 0 .43 ( 0 .29 ) 0 .14 – – – 12 .89 0 .20% 0 .20% 3 .32% 1 .13% 1,110,188 45%
2023 12 .10 0 .36 0 .29 0 .65 – – – 12 .75 0 .20% 0 .20% 2 .91% 5 .36% 1,189,459 49%
2022 13 .95 0 .27 ( 2 .12 ) ( 1 .85 ) – – – 12 .10 0 .20% 0 .20% 2 .15% ( 13 .28% ) 1,026,476 64%
2021 14 .21 0 .22 ( 0 .48 ) ( 0 .26 ) – – – 13 .95 0 .19% 0 .19% 1 .58% ( 1 .84% ) 1,159,626 95%
PD High Yield Bond Market
–
&
Class P
2026 (7) $ 22 .52 $ 0 .76 ( $ 0 .34 ) $ 0 .42 $ – $ – $ – $ 22 .94 0 .28% 0 .28% 6 .77% 1 .88% $ 279,717 30%
2025 20 .81 1 .50 0 .21 1 .71 – – – 22 .52 0 .28% 0 .28% 6 .95% 8 .20% 280,152 166%
2024 19 .23 1 .37 0 .21 1 .58 – – – 20 .81 0 .28% 0 .28% 6 .85% 8 .25% 267,052 28%
2023 16 .94 1 .17 1 .12 2 .29 – – – 19 .23 0 .27% 0 .27% 6 .56% 13 .48% 181,980 33%
2022 19 .04 1 .03 ( 3 .13 ) ( 2 .10 ) – – – 16 .94 0 .23% 0 .23% 5 .88% ( 11 .00% ) 362,279 21%
2021 18 .12 0 .97 ( 0 .05 ) 0 .92 – – – 19 .04 0 .22% 0 .22% 5 .22% 5 .07% 544,501 25%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
PD Large-Cap Growth Index
$ –
&
Class P
2026 (7) $ 130 .67 $ 0 .27 $ 6 .59 $ 6 .86 $ – $ – $ – $ 137 .53 0 .17% 0 .17% 0 .43% 5 .25% $ 1,087,818 34%
2025 110 .36 0 .49 19 .82 20 .31 – – – 130 .67 0 .18% 0 .18% 0 .42% 18 .41% 1,059,809 27%
2024 82 .90 0 .51 26 .95 27 .46 – – – 110 .36 0 .17% 0 .17% 0 .53% 33 .13% 1,193,546 28%
2023 58 .16 0 .56 24 .18 24 .74 – – – 82 .90 0 .17% 0 .17% 0 .79% 42 .53% 1,012,656 27%
2022 82 .21 0 .53 ( 24 .58 ) ( 24 .05 ) – – – 58 .16 0 .16% 0 .16% 0 .82% ( 29 .25% ) 839,002 25%
2021 64 .56 0 .41 17 .24 17 .65 – – – 82 .21 0 .17% 0 .17% 0 .57% 27 .34% 751,236 21%
PD Large-Cap Value Index
–
&
Class P
2026 (7) $ 58 .83 $ 0 .53 $ 8 .97 $ 9 .50 $ – $ – $ – $ 68 .33 0 .18% 0 .18% 1 .68% 16 .14% $ 984,051 23%
2025 50 .86 1 .01 6 .96 7 .97 – – – 58 .83 0 .18% 0 .18% 1 .87% 15 .68% 1,052,065 22%
2024 44 .53 0 .98 5 .35 6 .33 – – – 50 .86 0 .17% 0 .17% 2 .01% 14 .20% 1,058,167 29%
2023 40 .01 0 .92 3 .60 4 .52 – – – 44 .53 0 .17% 0 .17% 2 .24% 11 .31% 1,003,577 27%
2022 43 .38 0 .84 ( 4 .21 ) ( 3 .37 ) – – – 40 .01 0 .16% 0 .16% 2 .09% ( 7 .77% ) 877,967 20%
2021 34 .69 0 .75 7 .94 8 .69 – – – 43 .38 0 .17% 0 .17% 1 .87% 25 .03% 805,209 24%
PD Mid-Cap Index
–
&
Class P
2026 (7) $ 16 .88 $ 0 .13 $ 2 .43 $ 2 .56 $ – $ – $ – $ 19 .44 0 .20% 0 .20% 1 .41% 15 .20% $ 314,484 25%
2025 15 .29 0 .23 1 .36 1 .59 – – – 16 .88 0 .20% 0 .20% 1 .48% 10 .36% 277,391 21%
2024 13 .28 0 .20 1 .81 2 .01 – – – 15 .29 0 .19% 0 .19% 1 .42% 15 .12% 293,117 21%
2023 11 .36 0 .19 1 .73 1 .92 – – – 13 .28 0 .19% 0 .19% 1 .59% 16 .95% 349,673 21%
2022 13 .76 0 .18 ( 2 .58 ) ( 2 .40 ) – – – 11 .36 0 .18% 0 .18% 1 .51% ( 17 .45% ) 409,399 24%
2021 11 .24 0 .15 2 .37 2 .52 – – – 13 .76 0 .17% 0 .17% 1 .18% 22 .37% 619,835 19%
PD Small-Cap Growth Index
–
&
Class P
2026 (7) $ 53 .17 $ 0 .14 $ 11 .63 $ 11 .77 $ – $ – $ – $ 64 .94 0 .22% 0 .22% 0 .50% 22 .14% $ 151,277 73%
2025 47 .17 0 .18 5 .82 6 .00 – – – 53 .17 0 .29% 0 .29% 0 .37% 12 .71% 92,892 113%
2024 41 .09 0 .19 5 .89 6 .08 – – – 47 .17 0 .24% 0 .24% 0 .43% 14 .80% 91,621 57%
2023 34 .75 0 .21 6 .13 6 .34 – – – 41 .09 0 .25% 0 .25% 0 .55% 18 .25% 72,109 62%
2022 47 .25 0 .17 ( 12 .67 ) ( 12 .50 ) – – – 34 .75 0 .24% 0 .24% 0 .44% ( 26 .46% ) 68,018 60%
2021 45 .98 0 .18 1 .09 1 .27 – – – 47 .25 0 .22% 0 .22% 0 .38% 2 .76% 150,530 65%
PD Small-Cap Value Index
–
&
Class P
2026 (7) $ 42 .87 $ 0 .44 $ 9 .41 $ 9 .85 $ – $ – $ – $ 52 .72 0 .24% 0 .24% 1 .86% 22 .98% $ 141,158 39%
2025 38 .16 0 .80 3 .91 4 .71 – – – 42 .87 0 .23% 0 .23% 2 .09% 12 .35% 106,903 73%
2024 35 .45 0 .84 1 .87 2 .71 – – – 38 .16 0 .23% 0 .23% 2 .27% 7 .64% 153,136 39%
2023 31 .05 0 .73 3 .67 4 .40 – – – 35 .45 0 .23% 0 .23% 2 .29% 14 .19% 88,559 35%
2022 36 .44 0 .64 ( 6 .03 ) ( 5 .39 ) – – – 31 .05 0 .21% 0 .21% 1 .94% ( 14 .81% ) 137,032 42%
2021 28 .49 0 .61 7 .34 7 .95 – – – 36 .44 0 .21% 0 .21% 1 .71% 27 .90% 222,503 56%
PD Emerging Markets Index
–
&
Class P
2026 (7) $ 24 .70 $ 0 .22 $ 6 .13 $ 6 .35 $ – $ – $ – $ 31 .05 0 .64% 0 .38% 1 .60% 25 .70% $ 172,240 16%
2025 18 .81 0 .29 5 .60 5 .89 – – – 24 .70 1 .25% 0 .90% 1 .30% 31 .31% 145,644 86%
2024 17 .67 0 .34 0 .80 1 .14 – – – 18 .81 1 .08% 0 .77% 1 .82% 6 .47% 80,525 40%
2023 16 .24 0 .44 0 .99 1 .43 – – – 17 .67 0 .76% 0 .48% 2 .59% 8 .80% 98,722 37%
2022 20 .86 0 .44 ( 5 .06 ) ( 4 .62 ) – – – 16 .24 0 .79% 0 .53% 2 .41% ( 22 .16% ) 103,510 32%
2021 21 .15 0 .41 ( 0 .70 ) ( 0 .29 ) – – – 20 .86 0 .59% 0 .43% 1 .88% ( 1 .38% ) 308,381 45%
PD International Large-Cap Index
–
&
Class P
2026 (7) $ 35 .24 $ 0 .55 $ 3 .07 $ 3 .62 $ – $ – $ – $ 38 .86 0 .29% 0 .23% 3 .00% 10 .26% $ 699,501 5%
2025 26 .73 0 .82 7 .69 8 .51 – – – 35 .24 0 .29% 0 .23% 2 .64% 31 .84% 732,901 14%
2024 25 .60 0 .71 0 .42 1 .13 – – – 26 .73 0 .30% 0 .24% 2 .60% 4 .42% 722,238 13%
2023 21 .65 0 .65 3 .30 3 .95 – – – 25 .60 0 .29% 0 .23% 2 .74% 18 .24% 695,217 33%
2022 24 .81 0 .66 ( 3 .82 ) ( 3 .16 ) – – – 21 .65 0 .28% 0 .22% 3 .02% ( 12 .73% ) 639,838 6%
2021 21 .72 0 .64 2 .45 3 .09 – – – 24 .81 0 .28% 0 .24% 2 .67% 14 .19% 695,603 57%

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended, were as follows:

See Notes to Financial Statements
(1) Per share amounts have been calculated using the average shares method.
(2) For Funds or classes that commenced operations after January 1, 2021, the first date reported represents the commencement date of operations for the Fund.
(3) No dividend and capital gain distributions have been made by the Funds under the current dividend and distribution policy.
(4) The ratios for periods of less than one full year are annualized.
(5) The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers, administration fee waivers, and adviser expense reimbursements, if any. The expense ratios for the Pacific Dynamix, Portfolio Optimization, and PSF Avantis Balanced Allocation Portfolios do not include expenses of their respective underlying funds in which they invest.
(6) Total returns for periods of less than one full year are not annualized. Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
(7) Unaudited for the period ended June 30, 2026.
(8) The ratios of expenses, excluding interest expense, after expense reductions to average net assets for the period ended June 30, 2026 are as follows:
(9) Reflects an amount rounding to less than $0.01 per share or 0.01%.
(10) Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.
Portfolio Class I Class P
Inflation Managed
0.66% 0.46%
Total Return
0.65% 0.45%

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION
Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (and was reorganized as a
Delaware statutory trust on June 30, 2016). Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the
Trust. As of June 30, 2026, the Trust was comprised of the following sixty separate funds (each individually a “Fund”, and collectively the “Funds”):
(1) These Funds are collectively known as the “Underlying Funds”
(2) These Funds are collectively known as the “Pacific Dynamix Portfolios”
(3) These Funds are collectively known as the “Portfolio Optimization Portfolios”
(4) These Funds are collectively known as the “Pacific Dynamix Underlying Funds”
The Trust offers two separate share classes: Class I and Class P. Each Fund, except for the Pacific Dynamix Underlying Funds, offers both Class
I and Class P shares. The Pacific Dynamix Underlying Funds offer Class P shares only.
The Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, ESG Portfolios, and the PSF Avantis Balanced Allocation Portfolio are known as the “Funds of Funds”.
The Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds of the Trust.
The Pacific Dynamix Portfolios invest their assets in Class P shares of the Pacific Dynamix Underlying Funds.
The PSF Avantis Balanced Allocation Portfolio invests its assets in a variety of eligible third-party mutual funds, exchange-traded funds and/or variable insurance trusts (the “Balanced Allocation Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The
Balanced Allocation Underlying Funds are currently advised by American Century Investment Management, Inc., including through its division
Avantis Investors, and The Vanguard Group, Inc., and are not funds of the Trust. American Century Investment Management, Inc., Avantis Investors,
and The Vanguard Group, Inc. are not affiliated with the Trust, the PSF Avantis Balanced Allocation Portfolio, Pacific Select Distributors, LLC (the
“Distributor”) or the Investment Adviser. The financial statements of each of the Balanced Allocation Underlying Funds are available without charge
Bond Plus Portfolio (1) Mid-Cap Plus Bond Alpha Portfolio (1) PSF Avantis Balanced Allocation Portfolio
Core Income Portfolio (1) Mid-Cap Value Portfolio (1) Pacific Dynamix — Conservative Growth
Portfolio (2)
Diversified Bond Portfolio (1) QQQ
®
Plus Bond Alpha Portfolio (1) Pacific Dynamix — Moderate Growth
Portfolio (2)
Floating Rate Income Portfolio (1) Small-Cap Equity Portfolio (1) Pacific Dynamix — Growth Portfolio (2)
High Yield Bond Portfolio (1) Small-Cap Growth Portfolio (1) Pacific Dynamix — Aggressive Growth
Portfolio (2)
Inflation Managed Portfolio (1) Small-Cap Index Portfolio (1) Portfolio Optimization Conservative
Portfolio (3)
Intermediate Bond Portfolio (1) Small-Cap Plus Bond Alpha Portfolio (1) Portfolio Optimization Moderate-Conservative
Portfolio (3)
Short Duration Bond Portfolio (1) Small-Cap Value Portfolio (1) Portfolio Optimization Moderate Portfolio (3)
Total Return Portfolio (1) Value Portfolio (1) Portfolio Optimization Growth Portfolio (3)
Emerging Markets Debt Portfolio (1) Value Advantage Portfolio (1) Portfolio Optimization Aggressive-Growth
Portfolio (3)
Dividend Growth Portfolio (1) Emerging Markets Portfolio (1) PD 1-3 Year Corporate Bond Portfolio (4)
Equity Index Portfolio (1) International Equity Plus Bond Alpha
Portfolio (1)
PD Aggregate Bond Index Portfolio (4)
Focused Growth Portfolio (1) International Growth Portfolio (1) PD High Yield Bond Market Portfolio (4)
Growth Portfolio (1) International Large-Cap Portfolio (1) PD Large-Cap Growth Index Portfolio (4)
Hedged Equity Portfolio International Small-Cap Portfolio (1) PD Large-Cap Value Index Portfolio (4)
Large-Cap Core Portfolio (1) International Value Portfolio (1) PD Mid-Cap Index Portfolio (4)
Large-Cap Growth Portfolio (1) Health Sciences Portfolio (1) PD Small-Cap Growth Index Portfolio (4)
Large-Cap Plus Bond Alpha Portfolio (1) Real Estate Portfolio (1) PD Small-Cap Value Index Portfolio (4)
Large-Cap Value Portfolio (1) Technology Portfolio (1) PD Emerging Markets Index Portfolio (4)
Mid-Cap Growth Portfolio (1) Capital Appreciation Portfolio PD International Large-Cap Index Portfolio (4)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
upon request from the investment adviser of the applicable Balanced Allocation Underlying Fund and are also available through filings made with the
United States Securities and Exchange Commission (the "SEC"). Shareholders may review these reports on the SEC's website at www.sec.gov.
Class I and Class P shares of the Funds of the Trust in this report are offered to certain separate accounts of Pacific Life Insurance Company
(“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds
(and share classes) of the Trust to make available. Not all share classes are available for each Fund.
QQQ is a registered trademark of Nasdaq, Inc.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.
A. INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. These tax refund payments are reflected as Foreign taxes reclaimed in the Statements of Operations. A Fund may incur fees paid to third-party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statements of Operations as Professional fees, if any. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as gains on investment securities.
B. DISTRIBUTIONS TO SHAREHOLDERS
Each Fund of the Trust is treated as a partnership for federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains. No dividend and capital gain distributions have been paid by any Fund during the period ended June 30,
2026.
C. FOREIGN CURRENCY TRANSLATION
The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day.
Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.
None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.
D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES
Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund
(such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.
1. ORGANIZATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
E. OFFERING COSTS
A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the
Fund, including legal, printing, and support services. All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.
F. SEGMENT REPORTING
The President of the Trust acts as the Trust’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment based on the fact that each Fund has a single investment goal as disclosed in its prospectus, against which the CODM assesses the performance. The CODM takes into account net assets, and types of investment securities held, consistent with that presented within the accompanying financial statements to assist in making resource allocation decisions. Segment net assets are reported on the Statements of Assets and Liabilities and significant segment expenses are reported on the Statements of Operations.
3. VALUATION AND FAIR VALUE MEASUREMENTS
A. VALUATION POLICY
The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, and pursuant to regulatory authority, the Board has designated PLFA as its “valuation designee” for fair valuation determinations. PLFA’s Valuation Oversight Committee (“VOC”) values the Funds’ investments in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.
B. DETERMINATION OF NET ASSET VALUE (“NAV”)
Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its
NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.
The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange. The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr.
Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The
NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.
In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.
C. INVESTMENT VALUATION
The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the VOC.
Domestic Equity Investments
For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE.
Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Foreign Equity Investments
For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the VOC to assist in determining the value of certain foreign equity investments.
This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.
Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements
Exchange traded futures contracts, options and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, options and swap agreements for which no settlement price is reported are valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Over-the-Counter (“OTC”) Investments
OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.
Domestic and Foreign Debt Investments
Debt investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.
Investments in Mutual Funds and Variable Insurance Trusts
Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.
Investment Values Determined by the Valuation Oversight Committee
The Trust’s Valuation Policy also includes methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with VOC approved formulas and methodologies (“PLFA Pre-Approved Fair Valuation Methodologies”). Under the
Valuation Policy, these PLFA Pre-Approved Fair Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event pricing data from approved sources or PLFA Pre-Approved Fair Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Policy. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES
The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer
(“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 - Quoted prices (unadjusted) in active markets for identical investments
Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 - Significant unobservable inputs that are not corroborated by observable market data
The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various
Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices,
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
C. INVESTMENT VALUATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the VOC or its delegate (as described in Note 3C) and based on significant observable inputs are reflected as Level 2.
Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of June 30, 2026, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each
Fund’s Schedule of Investments.
The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:
Equity Securities (Common and Preferred Stock) and Mutual Funds
Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.
U.S. Treasury Obligations
U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers.
Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility.
The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Municipal Bonds
Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Foreign Government Bonds and Notes
Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Corporate Bonds and Notes and U.S. Government Agency Issues
Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as
Level 2; otherwise the fair values would be categorized as Level 3.
Futures Contracts
Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Option Contracts
Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Foreign Currency Contracts
Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Swap Agreements
Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loan Notes
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable.
To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the
Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of
Investments.
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended June 30, 2026 are summarized in the following table:
4. INVESTMENTS AND RISKS
Cash
U.S. dollar denominated cash represents cash deposits held at major financial institutions and is subject to credit risk to the extent each Fund's balance exceeds the federally insured limits. The Funds did not experience any losses during the period.
General Investment Risk
An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.
A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments.
Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
Natural Disasters Risk
Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.
Fund of Funds Investments
The Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations by the Portfolio Optimization Portfolios among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective.
Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund.
The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an
Portfolio
Unfunded
Loan
Commitments Value
Net
Unrealized
Appreciation
(Depreciation)
Floating Rate Income $ 138,052 $ 138,678 $ 626
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund.
The PSF Avantis Balanced Allocation Portfolio is exposed to the same risks as the Balanced Allocation Underlying Funds in direct proportion to the allocation of its assets among the Balanced Allocation Underlying Funds. Allocations among the Balanced Allocation Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF Avantis Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Balanced Allocation Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF Avantis Balanced Allocation Portfolio may invest in any or all of the Balanced Allocation
Underlying Funds, but will not necessarily be invested in every Balanced Allocation Underlying Fund at any particular time.
Funds of Funds shareholders also bear indirectly their proportionate share of the expenses of the underlying funds in which the Funds of Funds invest.
Equity Investments
Stock markets are volatile. Equity investments tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
Debt Investments
Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.
Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.
Foreign and Emerging Markets Investments
Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.
The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. Specific actions and effects have included limiting the ability of issuers to have reliable access to capital and the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight
Board (“PCAOB”) to inspect audit work papers for PCAOB-registered accounting firms located in certain emerging market countries; restricting the ability of U.S. authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and
the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
In February 2022, Russia launched a large-scale invasion of Ukraine. The extent and duration of this military action, and resulting market and economic disruption and uncertainty, is difficult to accurately predict. The United States and other countries have imposed significant sanctions against Russia and could impose additional sanctions or other measures. As a result, there are significant risks and uncertainties to investment in Eastern Europe and Russia. Such actions could decrease the value and liquidity of securities held by a Fund and may require a Fund to sell or otherwise dispose of all or a portion of the impacted securities at inopportune times or prices. Sanctions could also result in retaliations or countermeasures, which may adversely impact a Fund’s investments or operations. Although it is not possible to predict the extent and duration of this military action, and the impact that any sanctions or retaliatory actions may have on a Fund, such events could significantly harm a Fund’s performance.
Similarly, certain armed conflict, territorial disputes, historical animosities, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest (such as the conflict between Israel and Hamas and other militant groups in the Middle East and other related events), could cause significant market disruptions and volatility and disrupt regional trade and supply chains. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. Such developments in part or in whole could have a negative effect on economic growth and could result in significant disruptions in the securities markets, including securities held by a Fund.
The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue, and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.
Senior Loan Participations and Assignments
Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, SOFR or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities
Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans. When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender.
Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third-party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters
Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2026, no participation interest in Senior Loans was held by any of the Funds.
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S.
Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.
U.S. Government Securities
Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the
U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie
Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan
Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates
(“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
When-Issued Securities
Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Delayed-Delivery Transactions Risk
Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated.
When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its
NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Repurchase Agreements
Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy.
Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold.
The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement.
In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.
Borrowings and Other Financing Transactions
The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940
Act, which may be viewed as borrowing or financing transactions by a Fund. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.
Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense.
In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security.
Sale-Buyback Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.
Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own.
A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the
Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing.
The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.
The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.
Collateral Risk
If a Fund engages in certain transactions, such as derivative investments, it may require collateral in the form of cash or investments to be held in collateral accounts at the Trust’s custodian, with an exchange or clearing member firm. In each instance that collateral is required, it is done so in accordance with the terms of each respective collateral agreement. In the event of the counterparty default on a transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are held as collateral or that the value of the collateral declines.
Securities Lending Risk
Certain Funds may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS
A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES
Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage.
Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.
Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.
Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S.
investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.
Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, and regulatory developments.
Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.
B. DERIVATIVE INVESTMENTS
In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Legal risks related to documentation/agreements, capacity or authority of a counterparty, or issues regarding the legality or enforceability of a contract, may limit a Fund’s ability to invest or remain invested in derivatives. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.
Futures Contracts – A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date and are traded on an exchange. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
During the reporting period, the following Funds entered into futures contracts for the following reasons: The Diversified Bond, Inflation Managed and Total Return Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond and Emerging Markets Debt Portfolios used futures contracts to manage duration and interest rate risk. The
Emerging Markets Debt Portfolio also utilized U.S. Treasury futures to hedge duration. The Equity Index, Small-Cap Equity, Small-Cap Index, PD
Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios
utilized futures contracts to provide market exposure for cash balances and dividend accruals, as well as to adjust market exposure to extended cash flow needs. The International Value and International Large-Cap Portfolios utilized futures to gain market exposure with the cash generated during
PLFA’s reallocation of assets for the funds-of-funds. The Emerging Markets, Value, PD Emerging Markets Index and PD International Large-Cap
Index Portfolios utilized futures to equitize cash flows. The Hedged Equity Portfolio and the Large-Cap Core Portfolio held futures to gain targeted equity exposure from cash positions. The Bond Plus Portfolio used futures contracts to manage duration and interest rate risk, and the Large-Cap
Plus Bond Alpha, Mid-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap Plus Bond Alpha and International Equity Plus Bond Alpha
Portfolios utilized futures contracts on indices to manage equity exposure as a part of their investment strategies.
Option Contracts – An option contract is an agreement that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated
strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure.
A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.
The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.
During the reporting period, the following Funds entered into option contracts for the following reasons: The Total Return and Inflation Managed
Portfolios purchased and wrote options and swaptions as a means of capitalizing on anticipated changes in market volatility or to generate income.
The Hedged Equity Portfolio purchased and sold options on indices for hedging purposes. The Short Duration Bond Portfolio used options to manage duration and interest rate risk. The Capital Appreciation Portfolio wrote options to generate income, to manage portfolio risk and duration and to gain exposure to various equity and debt markets.
Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is an agreement to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A
Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
During the reporting period, the following Funds entered into forward foreign currency contracts for the following reasons: The Inflation Managed and Total Return Portfolios purchased and sold foreign currency contracts in connection with settling planned securities transactions, to hedge against currency exposure associated with some or all of Fund securities, and as a part of the investment strategy for these Funds. The Emerging
Markets Debt Portfolio used forward contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Value Portfolio used Forward Contracts for hedging purpose to help protect the Fund’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance.
Swap Agreements – Swaps are bilaterally negotiated agreements between the Funds and their counterparties to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed on a swap execution facility and cleared through a third party, known as a derivatives clearing organization or central counterparty (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.
Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
During the reporting period, the following Funds entered into interest rate swap agreements for the following reasons: The Inflation Managed and
Total Return Portfolios entered into interest rate swaps to manage nominal or real interest rate exposure in various global markets or as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain or manage market exposure, for hedging purposes, to manage duration, and as a part of the Fund’s investment strategy.
Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection)
to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.
As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-downs or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to
Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2026 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of
Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a
Fund for the same referenced entity or entities.
During the reporting period, the following Funds entered into credit default swap agreements for the following reasons: The Total Return Portfolio bought and sold credit protection through credit default swaps, seeking to obtain or manage exposure to the credit risk of individual securities as well as to the broader markets sectors through the use of credit default swaps on credit indices. The Emerging Markets Debt Portfolio entered into credit default swaps to obtain exposure on sovereign credit spreads, credit protection through credit indices and for hedging purposes.
Total Return Swaps – A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.
During the reporting period, the following Funds entered into total return swap agreements for the following reasons: The Inflation Managed
Portfolio used total return swaps to hedge duration. The Emerging Markets Debt Portfolio used total return swaps to gain exposure to local markets, especially Egypt, Nigeria and Zambia. The Bond Plus, Large-Cap Plus Bond Alpha, Mid-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap
Plus Bond Alpha and International Equity Plus Bond Alpha Portfolios used total return swaps on indices as a part of their investment strategies.
The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange-traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the
Statements of Assets and Liabilities.
The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2026:
Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type Asset Derivative Investments Liabilities Derivative Investments
Credit contracts
Equity contracts
Interest rate contracts
Outstanding purchased options, at value
Receivable: Variation margin on futures contracts
Receivable: Variation margin on swap agreements
Swap premiums paid
Swap agreements appreciation
Outstanding options written, at value
Payable: Variation margin on futures contracts
Payable: Variation margin on futures contracts
Swap premiums received
Swap agreements depreciation
Foreign currency contracts Outstanding purchased options, at value
Receivable: Variation margin on futures contracts
Receivable: Variation margin on swap agreements
Swap premiums paid
Swap agreements appreciation
Forward foreign currency contracts appreciation
Outstanding options written, at value
Payable: Variation margin on futures contracts
Payable: Variation margin on swap agreements
Swap premiums received
Swap agreements depreciation
Forward foreign currency contracts depreciation
Asset Derivative Investments, Value
Portfolio
Total Value at
June 30, 2026
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus $ 27,002 $ – $ – $ – $ 27,002
Diversified Bond 658,636 – – – 658,636
Inflation Managed 7,947,446 – – 1,230,331 6,717,115
Total Return 19,177,416 1,169,806 – 5,507,410 12,500,200
Emerging Markets Debt 963,264 28,381 – 592,969 341,914
Hedged Equity 6,006,325 – 6,006,325 – –
Large-Cap Plus Bond Alpha 346,704 – 291,284 – 55,420
Mid-Cap Plus Bond Alpha 5,902,794 – 5,852,125 – 50,669
QQQ Plus Bond Alpha 662,022 – 624,548 – 37,474
Small-Cap Equity 14,945 – 14,945 – –
Small-Cap Index 134,857 – 134,857 – –
Small-Cap Plus Bond Alpha 4,528,791 – 4,512,957 – 15,834
Value 970,693 – – 970,693 –
International Equity Plus Bond Alpha 34,571 – – – 34,571
PD Large-Cap Growth Index 257,807 – 257,807 – –
PD Mid-Cap Index 36,222 – 36,222 – –
PD Small-Cap Growth Index 12,347 – 12,347 – –
PD Small-Cap Value Index 12,430 – 12,430 – –
PD International Large-Cap Index 734 – 734 – –
Liability Derivative Investments, Value
Portfolio
Total Value at
June 30, 2026
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus ( $ 140,787 ) $ – $ – $ – ( $ 140,787 )
Diversified Bond (356,276) – – – (356,276)
Inflation Managed (2,801,919) – – (233,494) (2,568,425)
Short Duration Bond (703,844) – – – (703,844)
Total Return (7,894,186) (33,421) – (2,373,630) (5,487,135)
Emerging Markets Debt (1,447,752) (871,109) – (567,406) (9,237)
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
The following is a summary of the location of Net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:
The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2026:
Liability Derivative Investments, Value
Portfolio
Total Value at
June 30, 2026
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Equity Index ( $ 207,724 ) $ – ( $ 207,724 ) $ – $ –
Hedged Equity (5,795,335) – (5,795,335) – –
Large-Cap Plus Bond Alpha (9,702,077) – (9,702,077) – –
Mid-Cap Plus Bond Alpha (187,351) – (187,351) – –
QQQ Plus Bond Alpha (7,152,344) – (7,152,344) – –
Value (301,902) – – (301,902) –
Emerging Markets (80,966) – (80,966) – –
International Equity Plus Bond Alpha (4,946,940) – (4,946,940) – –
Capital Appreciation (754,635) – (754,635) – –
PD Large-Cap Value Index (32,099) – (32,099) – –
PD Emerging Markets Index (24,628) – (24,628) – –
PD International Large-Cap Index (69,802) – (69,802) – –
Derivative Investments Risk Type Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts
Equity contracts
Interest rate contracts
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Net Realized Gain (Loss) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus ( $ 6,627,419 ) $ 2 $ – $ – ( $ 6,627,421 )
Diversified Bond (5,074,219) – – – (5,074,219)
Inflation Managed 309,073 1,410 – 468,264 (160,601)
Short Duration Bond (1,747,451) 326,214 – – (2,073,665)
Total Return (2,997,535) 606,781 – 549,394 (4,153,710)
Emerging Markets Debt (1,506,492) 73,165 – (518,593) (1,061,064)
Equity Index 7,442,391 – 7,442,391 – –
Hedged Equity (43,501,349) – (43,501,349) – –
Large-Cap Core 379,516 – 379,516 – –
Large-Cap Plus Bond Alpha 93,066,915 – 91,609,072 – 1,457,843
Mid-Cap Plus Bond Alpha 80,321,419 – 78,958,597 – 1,362,822
QQQ Plus Bond Alpha 124,879,873 – 123,642,711 – 1,237,162
Small-Cap Equity 61,611 – 61,611 – –
Small-Cap Index 867,620 – 867,620 – –
Small-Cap Plus Bond Alpha 32,016,545 – 31,664,053 – 352,492
Value 166,215 – 37,689 128,526 –
Emerging Markets (809,168) – (809,168) – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.
Net Realized Gain (Loss) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
International Equity Plus Bond Alpha $ 46,194,075 $ – $ 45,322,124 $ – $ 871,951
International Large-Cap (563,107) – (563,107) – –
International Value 312,043 – 312,043 – –
Capital Appreciation 16,962 – 16,962 – –
PD Large-Cap Growth Index 1,224,018 – 1,224,018 – –
PD Large-Cap Value Index 515,837 – 515,837 – –
PD Mid-Cap Index 237,825 – 237,825 – –
PD Small-Cap Growth Index 59,926 – 59,926 – –
PD Small-Cap Value Index 86,841 – 86,841 – –
PD Emerging Markets Index 542,980 – 542,980 – –
PD International Large-Cap Index 1,981,428 – 1,981,428 – –
Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus $ 1,060,703 $ – $ – $ – $ 1,060,703
Diversified Bond 583,515 – – – 583,515
Inflation Managed 1,247,318 – – 1,357,819 (110,501)
Short Duration Bond (1,337,751) – – – (1,337,751)
Total Return 8,400,618 345,927 – 5,353,551 2,701,140
Emerging Markets Debt (406,228) (756,781) – (169,271) 519,824
Equity Index (141,431) – (141,431) – –
Hedged Equity 295,972 – 295,972 – –
Large-Cap Plus Bond Alpha (11,499,784) – (11,633,678) – 133,894
Mid-Cap Plus Bond Alpha 14,105,747 – 13,991,381 – 114,366
QQQ Plus Bond Alpha (10,420,602) – (10,525,339) – 104,737
Small-Cap Equity 26,283 – 26,283 – –
Small-Cap Index 278,845 – 278,845 – –
Small-Cap Plus Bond Alpha 8,722,297 – 8,687,005 – 35,292
Value 1,013,580 – – 1,013,580 –
Emerging Markets (167,898) – (167,898) – –
International Equity Plus Bond Alpha (7,556,864) – (7,653,544) – 96,680
Capital Appreciation (111,922) – (111,922) – –
PD Large-Cap Growth Index 268,886 – 268,886 – –
PD Large-Cap Value Index (33,089) – (33,089) – –
PD Mid-Cap Index 49,718 – 49,718 – –
PD Small-Cap Growth Index 22,024 – 22,024 – –
PD Small-Cap Value Index 33,824 – 33,824 – –
PD Emerging Markets Index (89,964) – (89,964) – –
PD International Large-Cap Index (156,375) – (156,375) – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
For applicable Funds, the following is a summary of the average number of positions and values of derivative investments by derivative type, which serve as indicators of volume of derivative activity, for the period ended June 30, 2026:
In addition to the table above, the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended June 30, 2026.
C. ENFORCEABLE MASTER NETTING ARRANGEMENTS
Master Agreements and Netting Arrangements - Certain Funds are parties to various agreements, including but not limited to International
Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, Master Securities Forward
Transactions Agreements, Global Master Securities Lending Agreement, International Securities Lending Association version May 2000 or the
Master Securities Loan Agreement, Bond Market Association version 2000 (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the
Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury
Average Positions and Values of Derivative Investments by Derivative Type
Futures Contracts Forward Contracts Options Contracts Swap Agreements
Portfolio
Number of
Positions Value
Number of
Positions Value
Number of
Positions Value
Number of
Positions Value
Bond Plus 6 ( $ 10,475 ) – $ – – $ – 6 ( $ 1,297,064 )
Diversified Bond 7 (1,091,236) – – – – – –
Inflation Managed 15 223,706 24 480,869 8 (246,355) 63 3,771,337
Short Duration Bond 5 (425,060) – – 1 40,876 – –
Total Return 12 (865,388) 199 2,212,049 27 4,170 97 4,485,375
Emerging Markets Debt 1 52,741 25 138,298 – – 20 (295,620)
Equity Index 1 (364,503) – – – – – –
Hedged Equity 1 (18,352) – – 3 23,438 – –
Large-Cap Plus Bond Alpha 3 10,228 – – – – 6 (9,944,662)
Mid-Cap Plus Bond Alpha 3 (99,352) – – – – 5 (2,919,821)
QQQ Plus Bond Alpha 3 161,375 – – – – 6 (10,387,030)
Small-Cap Equity 1 1,950 – – – – – –
Small-Cap Index 1 5,096 – – – – – –
Small-Cap Plus Bond Alpha 3 82,492 – – – – 9 (205,089)
Value 1 50,121 14 159,529 – – – –
Emerging Markets 1 117,778 – – – – – –
International Equity Plus Bond
Alpha 3 (37,224) – – – – 10 (5,099,994)
Capital Appreciation – – – – 51 (303,602) – –
PD Large-Cap Growth Index 1 177,006 – – – – – –
PD Large-Cap Value Index 1 (3,688) – – – – – –
PD Mid-Cap Index 2 22,685 – – – – – –
PD Small-Cap Growth Index 1 10,455 – – – – – –
PD Small-Cap Value Index 1 142 – – – – – –
PD Emerging Markets Index 1 19,084 – – – – – –
PD International Large-Cap Index 2 146,077 – – – – – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.
The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements
(or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of June 30, 2026:
During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund exceeded the value of the repurchase agreements as of June 30, 2026.
6. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY, AND DISTRIBUTION AGREEMENTS
Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. PLFA manages the Pacific Dynamix, Portfolio Optimization, and PSF Avantis Balanced Allocation Portfolios. PLFA, along with Fidelity
Diversifying Solutions LLC, manages the Bond Plus, Large-Cap Plus Bond Alpha, Mid-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap
Plus Bond Alpha, and International Equity Plus Bond Alpha Portfolios. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise for the other Funds of the Trust. PLFA, as Investment Adviser to each Fund,
Gross Amounts
Presented in the
Statement of
Gross Amounts Not Offset
in Statement of
Assets and Liabilities
Gross Amounts
Presented in the
Statement of
Gross Amounts Not Offset
in Statement of
Assets and Liabilities
Description
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net
Amount
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net
Amount
Assets Liabilities
Bond Plus
Swap agreements $ – $ – $ – $ – ( $ 136,467 ) $ – $ – ( $ 136,467 )
Inflation Managed
Forward foreign currency contracts 1,230,331 (221,878) (620,000) 388,453 (233,494) 221,878 – (11,616)
Option contracts – – – – (219,969) – – (219,969)
Swap agreements 248,937 – (248,937) – – – – –
Sale-buyback financing transactions – – – – (380,511,680) 377,761,321 213,919 (2,536,440)
Total Return
Forward foreign currency contracts 5,507,410 (2,060,011) (3,370,599) 76,800 (2,373,618) 2,060,011 155,629 (157,978)
Option contracts 180,000 (176,945) (2,274) 781 (187,375) 176,945 – (10,430)
Swap agreements 514,404 – (371,840) 142,564 – – – –
Sale-buyback financing transactions – – – – (103,253,973) 102,777,658 204,771 (271,544)
Emerging Markets Debt
Forward foreign currency contracts 592,969 (470,484) – 122,485 (567,406) 470,484 – (96,922)
Swap agreements 165,962 (3,637) – 162,325 (3,637) 3,637 – –
Large-Cap Plus Bond Alpha
Swap agreements – – – – (9,702,077) – 9,702,077 –
Mid-Cap Plus Bond Alpha
Swap agreements 5,852,125 – (3,272,844) 2,579,281 – – – –
QQQ Plus Bond Alpha
Swap agreements – – – – (7,152,344) – 6,890,774 (261,570)
Small-Cap Plus Bond Alpha
Swap agreements 4,308,759 – (3,120,452) 1,188,307 – – – –
Value
Forward foreign currency contracts 970,693 (71,060) – 899,633 (301,902) 71,060 – (230,842)
International Equity Plus Bond Alpha
Swap agreements – – – – (4,815,282) – 4,815,282 –
Capital Appreciation
Option contracts – – – – (754,635) – 90,003 (664,632)
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
C. ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
pays related management fees to these sub-advisers as compensation for their sub-advisory services. As of June 30, 2026, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, any advisory fee waiver, and the sub-adviser of each Fund (if applicable), are as follows:
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2026
(unless otherwise noted) Sub-Adviser(s)
Bond Plus 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
Core Income 0.50% on first $4 billion
0.48% on excess
Aristotle Pacific Capital, LLC
Diversified Bond 0.40% on first $4 billion
0.38% on excess
Loomis, Sayles & Company, L.P.
Floating Rate Income 0.65% on first $1 billion
0.62% on next $1 billion
0.59% on next $2 billion
0.57% on excess
Aristotle Pacific Capital, LLC
High Yield Bond 0.40% on first $4 billion
0.38% on excess
Aristotle Pacific Capital, LLC
Inflation Managed 0.40% on first $4 billion
0.38% on excess
Pacific Investment Management
Company LLC
Intermediate Bond 0.40% on first $4 billion
0.38% on excess
J.P. Morgan Investment
Management Inc.
Short Duration Bond 0.40% on first $4 billion
0.38% on excess
T. Rowe Price Associates, Inc.
Total Return 0.40% on first $4 billion
0.38% on excess
Pacific Investment Management
Company LLC
Emerging Markets Debt 0.785% on first $1 billion
0.755% on next $1 billion
0.725% on next $2 billion
0.705% on excess
0.05% Principal Global Investors, LLC
Dividend Growth 0.70% on first $100 million
0.66% on next $900 million
0.63% on next $3 billion
0.61% on excess
0.03% T. Rowe Price Associates, Inc.
Equity Index 0.05% on first $4 billion
0.03% on excess
BlackRock Investment
Management, LLC
Focused Growth 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
Janus Henderson Investors US
LLC
Growth 0.55% on first $4 billion
0.53% on excess
MFS Investment Management,
LLC
Hedged Equity 0.60% J.P. Morgan Investment
Management Inc.
Large-Cap Core 0.45% on first $4 billion
0.43% on excess
J.P. Morgan Investment
Management Inc.
Large-Cap Growth 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
0.08% FIAM LLC
Large-Cap Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
Large-Cap Value 0.65% on first $100 million
0.61% on next $900 million
0.58% on next $3 billion
0.56% on excess
0.05% (None prior to May 1, 2026) Newton Investment Management
North America, LLC (ClearBridge
Investments, LLC prior to May
1, 2026)
Mid-Cap Growth 0.70% on first $4 billion
0.68% on excess
0.05% Federated MDTA LLC
Mid-Cap Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
6. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2026
(unless otherwise noted) Sub-Adviser(s)
Mid-Cap Value 0.70% on first $1 billion
0.65% on next $1 billion
0.60% on excess
Boston Partners Global Investors,
Inc.
QQQ Plus Bond Alpha 0.45% 0.09% Fidelity Diversifying Solutions LLC
(portion only)
Small-Cap Equity 0.75% on first $1 billion
0.72% on next $1 billion
0.69% on next $2 billion
0.67% on excess
0.10% BlackRock Investment
Management, LLC and Franklin
Mutual Advisers, LLC
(co-sub-advisers)
Small-Cap Growth 0.60% on first $4 billion
0.58% on excess
Goldman Sachs Asset
Management, L.P. (MFS
Investment Management prior to
November 1, 2025)
Small-Cap Index 0.30% on first $4 billion
0.28% on excess
BlackRock Investment
Management, LLC
Small-Cap Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(bond portion only)
Small-Cap Value 0.75% on first $1 billion
0.72% on next $1 billion
0.69% on next $2 billion
0.67% on excess
0.17% American Century Investment
Management, Inc., through its
division Avantis Investors
Value 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
0.085% Putnam Investment Management,
LLC
Value Advantage 0.66% on first $4 billion
0.64% on excess
0.02% J.P. Morgan Investment
Management Inc.
Emerging Markets 0.80% on first $4 billion
0.78% on excess
0.03% Goldman Sachs Asset
Management, L.P.
International Equity Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
International Growth 0.85% on first $100 million
0.75% on next $100 million
0.70% on next $300 million
0.65% on excess
ClearBridge Investments, LLC
International Large-Cap 0.85% on first $100 million
0.77% on next $900 million
0.75% on next $3 billion
0.73% on excess
0.03% MFS Investment Management
International Small-Cap 0.85% on first $1 billion
0.82% on next $1 billion
0.79% on next $2 billion
0.77% on excess
0.015% FIAM LLC
International Value 0.65% on first $4 billion
0.63% on excess
Wellington Management
Company LLP
Health Sciences 0.90% on first $1 billion
0.87% on next $1 billion
0.84% on next $2 billion
0.82% on excess
BlackRock Investment
Management, LLC
Real Estate 0.90% on first $100 million
0.82% on next $900 million
0.80% on next $3 billion
0.78% on excess
0.09% Principal Real Estate Investors,
LLC
Technology 0.90% on first $1 billion
0.87% on next $1 billion
0.84% on next $2 billion
0.82% on excess
0.11% FIAM LLC
Capital Appreciation 0.80% 0.11% T. Rowe Price Associates, Inc.
PSF Avantis Balanced Allocation
Pacific Dynamix Portfolios
0.20%
6. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Pursuant to an Administration Agreement, Pacific Life and PLFA provide administrative services to the Trust that are outside the scope of the
Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and
PLFA for providing certain administrative services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and federal levels; providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance;
maintaining the Trust’s legal existence; shareholders’ meetings; and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The administration fee charged to the Funds of the Trust is 0.0175% of net assets, except for the Funds of Funds which are charged 0.0075% of net assets. Pacific Life and PLFA have contractually agreed to waive a portion of the fees payable under the Administration Agreement. For fiscal year 2026, the fee waiver is 0.001% for all Funds of the Trust, except the Funds of Funds, for which the waiver is 0.00025%. For fiscal year 2027, the fee waiver is 0.0005% for all Funds of the Trust, except the Funds of Funds, for which the waiver is
0.0001%.
Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I shares and those Class
P shares of the Trust that are offered to certain separate accounts. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and
Trust Company serves as transfer agent for those Class P shares of the Trust that are utilized by the Funds of Funds and is compensated by the
Trust for these services.
Pursuant to a Distribution Agreement, the Distributor, a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the
Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts.
These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the
1940 Act. The Service Plan will remain in effect as long as its continuance is specifically approved at least annually.
7. TRANSACTIONS WITH AFFILIATES
A. ADVISORY FEES, SERVICE FEES AND ADMINISTRATION FEES
The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, service fees earned by the Distributor, and administration fees earned by PLFA and Pacific Life, including any administration fee waiver, from each Fund for the period ended June 30, 2026 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2026 are presented in the Statements of Assets and Liabilities. Amounts payable to PLFA, Pacific Life, and the
Distributor are settled on a monthly basis.
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2026
(unless otherwise noted) Sub-Adviser(s)
Portfolio Optimization Portfolios 0.10%
PD 1-3 Year Corporate Bond 0.20% on first $50 million
0.19% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD Aggregate Bond Index 0.16% on first $50 million
0.15% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD High Yield Bond Market 0.35% on first $50 million
0.22% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD Large-Cap Growth Index
PD Large-Cap Value Index
PD Mid-Cap Index
PD Small-Cap Growth Index
PD Small-Cap Value Index
0.14% on first $300 million
0.12% on excess
BlackRock Investment
Management, LLC
PD Emerging Markets Index 0.60% on first $50 million
0.35% on excess
0.44% on first $50 million
0.18% on excess
FIAM LLC serves as the
sub-adviser and Geode Capital
Management, LLC serves as the
sub-subadviser
PD International Large-Cap Index 0.25% on first $100 million
0.20% on excess
0.10% on first $100 million
0.05% on excess
FIAM LLC serves as the
sub-adviser and Geode Capital
Management, LLC serves as the
sub-subadviser
6. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
B. EXPENSE LIMITATION AGREEMENTS
To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the Pacific Dynamix Portfolios, Portfolio
Optimization Portfolios and Pacific Dynamix Underlying Funds) for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2027 (“expense cap”). These operating expenses include, but are not limited to: organizational expenses;
administration fees; domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short;
acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse the operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying
Funds that exceed an annual rate of 0.59% of a Fund’s average net assets for Class I shares and 0.39% for Class P shares through April 30, 2027.
There are no expense caps for the Portfolio Optimization Portfolios and the Pacific Dynamix Underlying Funds.
There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund for the period ended June 30, 2026 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of June 30,
2026 are presented in the Statements of Assets and Liabilities.
The cumulative expense reimbursement amounts, if any, as of June 30, 2026 that are subject to recoupment by PLFA from the Funds are as follows:
During the period ended June 30, 2026, PLFA recouped expense reimbursements under the expense cap as follows:
There was no recoupment of expense reimbursement by PLFA from any other Funds presented in these financial statements for the period ended June 30, 2026.
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS
A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2026 is as follows:
Expense Reimbursements
Portfolio 2026 2027 2028 2029
Small-Cap Plus Bond Alpha $ – $ 2,506 $ 18,418 $ –
Capital Appreciation – – 14,726 19,499
Pacific Dynamix - Conservative Growth 221,787 257,456 228,365 129,528
Pacific Dynamix - Moderate Growth 789,246 1,044,568 1,055,704 526,055
Pacific Dynamix - Growth 697,254 972,138 1,128,427 431,614
Pacific Dynamix - Aggressive Growth – 44,440 59,620 30,710
Expense
Recoupments
Portfolio 2026
Small-Cap Plus Bond Alpha $ 23,186
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2026
Value as of
January 1, 2026
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Conservative Growth
PD 1-3 Year Corporate Bond Class P $ 26,380,150 $ 672,879 ( $ 6,300,707 ) $ 402,705 ( $ 142,765 ) $ 21,012,262 1,625,069
PD Aggregate Bond Index Class P 212,932,725 10,357,655 (23,681,066) 2,584,623 (1,248,820) 200,945,117 14,477,742
PD High Yield Bond Market Class P 33,596,090 2,360,448 (3,813,899) 630,466 (43,494) 32,729,611 1,426,502
PD Large-Cap Growth Index Class P 61,404,420 8,395,504 (12,709,073) 5,992,175 (1,868,407) 61,214,619 445,089
PD Large-Cap Value Index Class P 62,331,845 1,788,112 (15,866,197) 5,174,130 3,793,507 57,221,397 837,462
PD Mid-Cap Index Class P 16,615,111 2,052,621 (1,882,165) 601,853 1,845,945 19,233,365 989,246
PD Small-Cap Growth Index Class P 4,672,457 6,134,640 (2,437,982) 388,421 902,361 9,659,897 148,749
7. TRANSACTIONS WITH AFFILIATES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2026
Value as of
January 1, 2026
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Conservative Growth (continued)
PD Small-Cap Value Index Class P $ 4,739,456 $ 4,219,379 ( $ 656,651 ) $ 115,550 $ 1,279,476 $ 9,697,210 183,921
PD Emerging Markets Index Class P 7,271,345 5,213,059 (2,732,354) 371,388 1,595,484 11,718,922 377,388
PD International Large-Cap Index
Class P 48,795,589 2,365,727 (11,287,039) 4,228,555 547,567 44,650,399 1,149,123
Total $ 478,739,188 $ 43,560,024 ( $ 81,367,133 ) $ 20,489,866 $ 6,660,854 $ 468,082,799
– – – – – –
Pacific Dynamix - Moderate Growth
PD 1-3 Year Corporate Bond Class P $ 114,438,305 $ 12,694,171 ( $ 12,632,405 ) $ 618,917 $ 540,602 $ 115,659,590 8,945,004
PD Aggregate Bond Index Class P 659,625,165 25,879,222 (46,607,377) 5,780,064 (1,613,586) 643,063,488 46,331,591
PD High Yield Bond Market Class P 152,680,675 13,548,074 (14,466,895) 2,804,073 (149,151) 154,416,776 6,730,169
PD Large-Cap Growth Index Class P 513,372,987 57,843,666 (81,042,049) 37,453,745 (3,413,981) 524,214,368 3,811,543
PD Large-Cap Value Index Class P 508,444,057 529,769 (108,988,521) 70,777,460 1,612,030 472,374,795 6,913,425
PD Mid-Cap Index Class P 125,848,182 11,710,938 (11,477,180) 3,685,414 15,779,921 145,547,275 7,486,057
PD Small-Cap Growth Index Class P 37,159,520 32,486,526 (12,786,594) 2,050,668 7,533,913 66,444,033 1,023,148
PD Small-Cap Value Index Class P 50,258,570 10,002,192 (5,898,949) 929,215 11,418,559 66,709,587 1,265,238
PD Emerging Markets Index Class P 64,253,588 12,870,687 (14,437,179) 2,000,247 12,691,968 77,379,311 2,491,870
PD International Large-Cap Index
Class P 310,473,778 6,962,805 (38,084,220) 21,378,170 9,683,432 310,413,965 7,988,818
Total $ 2,536,554,827 $ 184,528,050 ( $ 346,421,369 ) $ 147,477,973 $ 54,083,707 $ 2,576,223,188
– – – – – –
Pacific Dynamix - Growth
PD 1-3 Year Corporate Bond Class P $ 82,815,848 $ 1,856,535 ( $ 34,698,838 ) $ 1,385,763 ( $ 605,128 ) $ 50,754,180 3,925,281
PD Aggregate Bond Index Class P 258,182,938 24,168,217 (30,128,373) (330,545) 2,082,656 253,974,893 18,298,443
PD High Yield Bond Market Class P 93,225,951 10,878,110 (14,191,581) 2,816,350 (1,249,905) 91,478,925 3,987,058
PD Large-Cap Growth Index Class P 479,095,449 64,625,975 (81,310,203) 36,596,820 (6,352,233) 492,655,808 3,582,082
PD Large-Cap Value Index Class P 476,033,347 13,922,144 (111,432,007) 42,859,400 24,356,916 445,739,800 6,523,609
PD Mid-Cap Index Class P 133,194,099 20,978,641 (28,411,051) 8,664,343 11,911,829 146,337,861 7,526,720
PD Small-Cap Growth Index Class P 50,419,865 25,802,009 (14,602,033) 4,618,371 7,246,125 73,484,337 1,131,560
PD Small-Cap Value Index Class P 51,147,565 7,833,341 (7,735,370) 1,131,599 10,866,310 63,243,445 1,199,498
PD Emerging Markets Index Class P 73,233,586 8,529,706 (16,940,255) 6,212,553 10,455,713 81,491,303 2,624,290
PD International Large-Cap Index
Class P 368,619,623 20,247,308 (86,345,440) 30,258,780 4,343,812 337,124,083 8,676,230
Total $ 2,065,968,271 $ 198,841,986 ( $ 425,795,151 ) $ 134,213,434 $ 63,056,095 $ 2,036,284,635
– – – – – –
Pacific Dynamix - Aggressive Growth
PD 1-3 Year Corporate Bond Class P $ 437,913 $ 264,961 ( $ 344,740 ) $ 12,697 ( $ 7,370 ) $ 363,461 28,110
PD Aggregate Bond Index Class P 546,119 623,965 (84,807) 3,909 2,096 1,091,282 78,625
PD High Yield Bond Market Class P 657,331 545,788 (126,968) 8,373 7,231 1,091,755 47,584
PD Large-Cap Growth Index Class P 5,932,618 4,555,594 (1,409,121) 265,396 390,271 9,734,758 70,781
PD Large-Cap Value Index Class P 5,252,724 3,502,770 (1,077,675) 199,183 833,853 8,710,855 127,487
PD Mid-Cap Index Class P 1,733,665 1,578,643 (294,541) 41,652 305,600 3,365,019 173,076
PD Small-Cap Growth Index Class P 640,034 1,003,479 (232,313) 57,326 221,543 1,690,069 26,025
PD Small-Cap Value Index Class P 757,047 652,299 (133,601) 33,524 198,890 1,508,159 28,604
PD Emerging Markets Index Class P 885,409 731,751 (241,130) 70,197 193,206 1,639,433 52,795
PD International Large-Cap Index
Class P 5,010,247 2,990,258 (1,284,722) 353,522 245,747 7,315,052 188,260
Total $ 21,853,107 $ 16,449,508 ( $ 5,229,618 ) $ 1,045,779 $ 2,391,067 $ 36,509,843
– – – – – –
Portfolio Optimization Conservative
Bond Plus Class P $ 75,041,329 $ 2,338,438 ( $ 2,437,190 ) $ 95,836 $ 250,580 $ 75,288,993 7,032,071
Core Income Class P 31,198,419 2,624,553 (3,834,245) 524,749 (254,669) 30,258,807 2,233,363
Diversified Bond Class P 156,061,649 4,545,009 (56,954,639) (1,308,682) 2,189,171 104,532,508 6,852,120
Floating Rate Income Class P 9,156,121 5,112,127 (1,262,624) 74,441 33,711 13,113,776 712,028
High Yield Bond Class P 59,528,255 1,819,708 (9,895,746) 1,881,770 (778,435) 52,555,552 4,063,231
Inflation Managed Class P 27,274,585 1,138,846 (6,904,998) 259,853 (8,883) 21,759,403 1,402,942
Intermediate Bond Class P 76,089,997 98,802,434 (13,988,224) 1,365,484 98,214 162,367,905 15,937,685
Short Duration Bond Class P 86,894,361 3,080,234 (11,953,580) 1,470,538 (645,486) 78,846,067 6,251,833
Total Return Class P 137,656,242 7,798,558 (43,382,496) 4,619,665 (3,869,214) 102,822,755 6,010,594
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2026
Value as of
January 1, 2026
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Conservative (continued)
Emerging Markets Debt Class P $ 32,134,121 $ 1,234,607 ( $ 7,874,000 ) $ 1,549,070 ( $ 730,617 ) $ 26,313,181 1,618,991
Equity Index Class P 726,296 8,066,617 (9,422,299) 1,207,953 (58,608) 519,959 2,510
Focused Growth Class P 810,604 145,674 (275,652) 77,750 12,112 770,488 7,957
Growth Class P 1,628,076 8,639,843 (748,949) 120,726 469,860 10,109,556 99,292
Large-Cap Core Class P 36,788,797 570,741 (19,978,660) 6,065,111 (5,158,700) 18,287,289 157,838
Large-Cap Growth Class P 2,628,276 14,763,914 (1,608,858) 339,054 1,246,610 17,368,996 401,875
Large-Cap Plus Bond Alpha Class P 23,067,760 4,557,029 (5,657,792) 788,613 1,347,256 24,102,866 1,801,755
Large-Cap Value Class P 1,279,934 7,639,400 (378,378) 78,823 329,693 8,949,472 160,024
Mid-Cap Growth Class P 2,329,375 6,386,330 (1,717,122) 46,188 504,088 7,548,859 232,264
Mid-Cap Plus Bond Alpha Class P 22,789,079 10,191 (12,690,543) 2,524,135 (588,242) 12,044,620 206,099
Mid-Cap Value Class P 6,827,000 6,142,867 (6,132,056) 679,580 161,436 7,678,827 126,976
QQQ Plus Bond Alpha Class P 23,834,921 763,995 (11,638,365) 1,843,255 1,043,296 15,847,102 1,060,297
Small-Cap Equity Class P 1,095,398 5,267,441 (1,333,631) 122,581 326,016 5,477,805 97,288
Small-Cap Growth Class P 6,207,716 5,995,032 (6,276,799) 440,757 1,427,105 7,793,811 155,520
Small-Cap Index Class P 269,190 592,931 (183,404) 36,878 101,265 816,860 16,120
Small-Cap Plus Bond Alpha Class P 5,381,679 73,714 (3,644,899) 444,138 242,629 2,497,261 178,980
Small-Cap Value Class P 632,711 5,632,004 (401,744) 98,750 604,856 6,566,577 140,207
Value Class P 24,871,236 1,779,741 (12,720,790) 4,180,645 (2,117,734) 15,993,098 465,518
Value Advantage Class P 7,933,712 204,519 (6,386,625) 871,589 (450,877) 2,172,318 58,581
Emerging Markets Class P 9,329,899 6,648,973 (4,973,061) 1,033,975 1,139,475 13,179,261 413,804
International Equity Plus Bond Alpha
Class P 18,921,677 226,011 (12,302,654) 2,037,100 (669,958) 8,212,176 584,721
International Growth Class P 3,282,156 10,103,967 (1,970,479) 281,152 342,797 12,039,593 958,733
International Large-Cap Class P 2,603,502 4,841,976 (4,200,826) 476,754 (400,306) 3,321,100 168,439
International Small-Cap Class P 9,229,258 323,255 (5,879,082) 1,219,245 (570,901) 4,321,775 179,473
International Value Class P 8,069,625 1,925,778 (3,556,219) 1,203,317 (298,323) 7,344,178 223,959
Real Estate Class P 4,514,358 3,158 (4,580,217) 134,647 (71,946) – –
Total $ 916,087,314 $ 229,799,615 ( $ 297,146,846 ) $ 36,885,440 ( $ 4,802,729 ) $ 880,822,794
– – – – – –
Portfolio Optimization Moderate-Conservative
Bond Plus Class P $ 93,289,205 $ 152,999 ( $ 8,339,104 ) $ 366,123 $ 14,098 $ 85,483,321 7,984,232
Core Income Class P 38,825,981 2,337,393 (6,165,060) 834,633 (526,620) 35,306,327 2,605,914
Diversified Bond Class P 171,928,268 42,990 (57,228,502) (2,170,825) 3,102,573 115,674,504 7,582,480
Floating Rate Income Class P 6,765,494 7,057,741 (1,040,282) 62,780 140,541 12,986,274 705,105
High Yield Bond Class P 47,369,280 3,065,774 (5,749,612) 755,017 98,549 45,539,008 3,520,760
Inflation Managed Class P 20,153,661 7,376,912 (8,262,603) 411,996 (286,844) 19,393,122 1,250,375
Intermediate Bond Class P 92,897,938 100,780,942 (18,104,598) 1,754,894 (120,777) 177,208,399 17,394,396
Short Duration Bond Class P 94,620,707 28,097 (17,409,542) 2,302,186 (1,461,596) 78,079,852 6,191,079
Total Return Class P 171,261,943 2,499,495 (59,072,107) 5,773,619 (4,932,553) 115,530,397 6,753,431
Emerging Markets Debt Class P 33,919,960 1,349,199 (9,992,781) 1,197,976 (417,335) 26,057,019 1,603,230
Equity Index Class P 1,744,061 24,089,774 (27,640,771) 3,516,698 (165,222) 1,544,540 7,457
Focused Growth Class P 2,129,483 178,821 (603,281) 240,813 (38,726) 1,907,110 19,696
Growth Class P 15,236,875 13,423,340 (2,260,942) 392,855 927,346 27,719,474 272,251
Large-Cap Core Class P 91,096,226 4,696,151 (38,946,689) 13,204,730 (10,603,362) 59,447,056 513,090
Large-Cap Growth Class P 34,017,532 12,402,669 (4,426,652) 1,747,704 2,334,317 46,075,570 1,066,074
Large-Cap Plus Bond Alpha Class P 50,209,606 9,574,083 (641,519) 135,898 5,397,567 64,675,635 4,834,681
Large-Cap Value Class P 10,672,943 20,853,821 (2,554,037) 473,884 1,390,642 30,837,253 551,395
Mid-Cap Growth Class P 21,711,925 426,801 (5,100,364) (264,648) 1,166,234 17,939,948 551,978
Mid-Cap Plus Bond Alpha Class P 9,756,693 6,211,553 (558,223) 270,746 1,735,746 17,416,515 298,019
Mid-Cap Value Class P 15,132,772 13,236,976 (5,123,637) 938,867 1,069,241 25,254,219 417,600
QQQ Plus Bond Alpha Class P 44,807,831 867,538 (16,042,968) 2,831,600 3,636,222 36,100,223 2,415,391
Small-Cap Equity Class P 5,260,723 6,404,976 (2,894,908) 144,253 983,788 9,898,832 175,808
Small-Cap Growth Class P 6,646,886 15,479,697 (9,937,980) 264,432 3,356,932 15,809,967 315,477
Small-Cap Index Class P 4,640,683 60,647 (3,624,633) 547,403 (6,456) 1,617,644 31,922
Small-Cap Plus Bond Alpha Class P 8,608,763 78,354 (1,495,222) 191,806 1,513,288 8,896,989 637,653
Small-Cap Value Class P 1,335,678 10,089,515 (736,728) 173,181 1,194,297 12,055,943 257,413
Value Class P 76,659,316 1,389,031 (34,084,699) 11,539,260 (4,697,827) 50,805,081 1,478,805
Value Advantage Class P 24,674,828 335,034 (13,529,374) 2,797,933 (1,103,368) 13,175,053 355,291
Emerging Markets Class P 27,574,316 3,698,847 (11,868,921) 2,836,660 3,853,942 26,094,844 819,330
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2026
Value as of
January 1, 2026
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Moderate-Conservative (continued)
International Equity Plus Bond Alpha
Class P $ 35,716,149 $ 147,555 ( $ 9,365,352 ) $ 2,413,580 $ 546,169 $ 29,458,101 2,097,469
International Growth Class P 13,068,605 26,611,640 (2,961,349) 894,292 927,747 38,540,935 3,069,078
International Large-Cap Class P 20,748,152 5,205,951 (14,156,641) 2,771,389 (2,366,534) 12,202,317 618,875
International Small-Cap Class P 13,638,463 258,334 (8,413,999) 1,782,222 (845,923) 6,419,097 266,570
International Value Class P 41,182,479 6,161,821 (14,467,471) 6,450,152 (1,983,166) 37,343,815 1,138,788
Real Estate Class P 6,671,483 142,239 (1,151,965) 211,928 822,219 6,695,904 147,059
Total $ 1,353,974,908 $ 306,716,710 ( $ 423,952,516 ) $ 67,796,037 $ 4,655,149 $ 1,309,190,288
– – – – – –
Portfolio Optimization Moderate
Bond Plus Class P $ 263,893,833 $ 194,941 ( $ 29,343,863 ) $ 1,300,726 ( $ 273,216 ) $ 235,772,421 22,021,391
Core Income Class P 105,413,625 9,425,129 (15,282,707) 2,055,644 (1,216,321) 100,395,370 7,410,052
Diversified Bond Class P 465,198,934 2,377,591 (142,360,981) 13,225,529 (10,612,117) 327,828,956 21,489,233
Floating Rate Income Class P 32,256,872 35,832,554 (5,094,019) 294,555 47,149 63,337,111 3,438,964
High Yield Bond Class P 161,321,566 85,210,197 (28,000,630) 2,738,390 834,493 222,104,016 17,171,543
Inflation Managed Class P 32,029,982 35,818,299 (4,920,799) 180,886 (52,270) 63,056,098 4,065,554
Intermediate Bond Class P 337,496,183 217,427,156 (60,165,474) 5,824,996 (1,076,396) 499,506,465 49,030,482
Short Duration Bond Class P 386,688,986 3,480,026 (76,218,357) 3,236,442 158,052 317,345,149 25,162,815
Total Return Class P 471,111,225 15,194,913 (154,480,387) 17,846,944 (15,411,804) 334,260,891 19,539,513
Emerging Markets Debt Class P 97,034,717 7,605,080 (12,162,106) 2,265,688 571,114 95,314,493 5,864,487
Equity Index Class P 12,153,378 175,198,381 (200,131,956) 25,892,613 (1,813,171) 11,299,245 54,555
Focused Growth Class P 15,230,081 2,138,788 (4,030,322) 2,067,315 (524,463) 14,881,399 153,690
Growth Class P 161,866,249 68,725,304 (18,584,791) 8,707,985 839,866 221,554,613 2,176,030
Large-Cap Core Class P 669,975,819 37,568,086 (260,391,744) 98,084,360 (79,731,795) 465,504,726 4,017,792
Large-Cap Growth Class P 300,759,655 66,967,938 (33,334,808) 13,918,599 17,858,219 366,169,603 8,472,255
Large-Cap Plus Bond Alpha Class P 340,288,249 66,588,621 (3,379,988) 716,011 36,509,202 440,722,095 32,945,187
Large-Cap Value Class P 100,484,241 155,469,698 (48,518,512) 12,022,254 2,255,696 221,713,377 3,964,415
Mid-Cap Growth Class P 174,217,463 1,471,248 (88,567,917) 2,439,290 4,368,644 93,928,728 2,890,006
Mid-Cap Plus Bond Alpha Class P 95,534,237 33,134,621 (5,769,108) 2,768,700 13,814,733 139,483,183 2,386,738
Mid-Cap Value Class P 79,744,783 33,563,995 (26,261,231) 4,813,287 4,162,117 96,022,951 1,587,820
QQQ Plus Bond Alpha Class P 289,489,523 3,525,348 (75,560,133) 14,366,873 32,512,017 264,333,628 17,686,016
Small-Cap Equity Class P 39,873,020 28,159,989 (22,849,212) 1,478,373 6,247,241 52,909,411 939,694
Small-Cap Growth Class P 65,283,931 73,936,363 (39,154,939) 158,676 24,392,932 124,616,963 2,486,644
Small-Cap Index Class P 6,321,663 5,303,887 (1,852,399) 543,224 1,518,203 11,834,578 233,540
Small-Cap Plus Bond Alpha Class P 54,463,669 11,680,382 (1,511,405) 388,218 13,153,943 78,174,807 5,602,841
Small-Cap Value Class P 24,835,623 40,163,267 (8,218,443) 1,268,109 9,341,772 67,390,328 1,438,888
Value Class P 537,445,139 4,085,010 (216,536,938) 79,988,214 (31,686,081) 373,295,344 10,865,662
Value Advantage Class P 179,388,552 3,059,943 (95,812,821) 22,856,714 (10,481,224) 99,011,164 2,670,033
Emerging Markets Class P 131,470,887 36,463,080 (40,682,028) 9,624,871 22,207,646 159,084,456 4,994,956
International Equity Plus Bond Alpha
Class P 190,736,477 – (18,385,346) 4,710,237 11,876,397 188,937,765 13,452,702
International Growth Class P 122,049,560 134,297,621 (19,848,804) 5,823,872 7,012,709 249,334,958 19,854,951
International Large-Cap Class P 153,296,119 13,754,220 (83,711,400) 16,219,149 (13,455,296) 86,102,792 4,366,945
International Small-Cap Class P 97,538,433 803,028 (72,958,345) 13,759,703 (7,836,415) 31,306,404 1,300,081
International Value Class P 224,772,583 38,620,066 (47,644,446) 20,650,526 4,565,449 240,964,178 7,348,131
Real Estate Class P 31,808,942 1,050,896 (5,147,350) 287,397 4,658,939 32,658,824 717,269
Total $ 6,451,474,199 $ 1,448,295,666 ( $ 1,966,873,709 ) $ 412,524,370 $ 44,735,964 $ 6,390,156,490
– – – – – –
Portfolio Optimization Growth
Bond Plus Class P $ 114,908,551 $ 9,442,426 ( $ 9,237,515 ) $ 363,242 $ 102,178 $ 115,578,882 10,795,189
Core Income Class P 48,912,328 8,350,490 (7,207,460) 711,378 (304,761) 50,461,975 3,724,533
Diversified Bond Class P 218,782,947 11,561,661 (59,918,613) 5,978,380 (4,483,308) 171,921,067 11,269,450
Floating Rate Income Class P 31,071,414 35,951,528 (5,251,002) 303,233 22,486 62,097,659 3,371,667
High Yield Bond Class P 124,314,358 14,962,228 (17,035,640) 1,170,034 1,022,719 124,433,699 9,620,351
Inflation Managed Class P 30,852,798 4,211,419 (4,435,432) 156,387 125,567 30,910,739 1,992,976
Intermediate Bond Class P 201,866,972 134,573,422 (72,503,716) 7,378,617 (4,638,507) 266,676,788 26,176,421
Short Duration Bond Class P 279,358,306 7,134,330 (102,324,819) 3,959,810 (1,445,450) 186,682,177 14,802,335
Total Return Class P 191,823,982 39,972,413 (56,511,281) 7,317,265 (5,942,416) 176,659,963 10,326,813
Emerging Markets Debt Class P 62,312,425 34,784,870 (35,677,466) 5,652,392 (4,771,890) 62,300,331 3,833,199
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2026
Value as of
January 1, 2026
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Growth (continued)
Equity Index Class P $ 12,939,105 $ 191,108,023 ( $ 217,847,982 ) $ 25,871,971 $ 237,319 $ 12,308,436 59,427
Focused Growth Class P 17,726,886 1,126,366 (4,033,142) 1,651,630 (59,413) 16,412,327 169,500
Growth Class P 185,383,966 99,290,209 (21,633,705) 12,037,383 (1,424,808) 273,653,045 2,687,722
Large-Cap Core Class P 725,719,842 49,049,986 (268,368,028) 96,805,374 (77,614,830) 525,592,344 4,536,411
Large-Cap Growth Class P 353,062,643 84,688,831 (37,860,821) 14,987,570 20,188,155 435,066,378 10,066,355
Large-Cap Plus Bond Alpha Class P 363,527,840 70,956,997 (4,101,595) 611,242 38,656,848 469,651,332 35,107,727
Large-Cap Value Class P 109,821,568 179,482,574 (60,417,094) 10,666,613 4,532,447 244,086,108 4,364,458
Mid-Cap Growth Class P 198,217,891 82,244 (93,811,246) 3,919,329 3,235,667 111,643,885 3,435,067
Mid-Cap Plus Bond Alpha Class P 154,268,071 – (14,132,245) 6,811,083 13,689,737 160,636,646 2,748,701
Mid-Cap Value Class P 76,814,504 37,580,815 (9,244,644) 1,711,620 8,070,951 114,933,246 1,900,517
QQQ Plus Bond Alpha Class P 309,147,264 3,425,048 (76,022,216) 14,567,008 35,943,380 287,060,484 19,206,623
Small-Cap Equity Class P 55,753,956 33,154,073 (25,199,676) 1,096,789 9,123,135 73,928,277 1,312,998
Small-Cap Growth Class P 70,823,067 108,954,394 (42,752,232) 6,803,067 28,331,042 172,159,338 3,435,318
Small-Cap Index Class P 7,307,343 6,995,749 (1,983,421) 577,629 1,929,987 14,827,287 292,597
Small-Cap Plus Bond Alpha Class P 96,325,132 – (6,287,604) 994,031 19,324,758 110,356,317 7,909,312
Small-Cap Value Class P 45,392,819 38,590,586 (6,549,075) 947,853 12,961,560 91,343,743 1,950,330
Value Class P 590,127,913 293,463 (202,430,268) 71,999,158 (17,621,444) 442,368,822 12,876,213
Value Advantage Class P 184,067,067 5,848,483 (74,977,735) 15,019,562 (728,482) 129,228,895 3,484,914
Emerging Markets Class P 221,621,313 21,160,259 (48,324,507) 13,731,178 41,363,381 249,551,624 7,835,456
International Equity Plus Bond Alpha
Class P 212,626,303 11,505,272 (4,863,793) 1,095,005 18,004,120 238,366,907 16,972,144
International Growth Class P 225,228,811 81,642,135 (26,950,110) 7,969,327 10,411,264 298,301,427 23,754,231
International Large-Cap Class P 215,184,702 8,169,999 (113,334,879) 21,078,589 (17,507,409) 113,591,002 5,761,086
International Small-Cap Class P 125,272,533 1,519,276 (44,527,545) 9,310,811 503,115 92,078,190 3,823,791
International Value Class P 295,478,363 52,296,918 (91,333,828) 36,156,507 (4,195,835) 288,402,125 8,794,737
Real Estate Class P 61,279,356 3,598,394 (10,400,120) 390,368 9,177,297 64,045,295 1,406,594
Total $ 6,217,322,339 $ 1,391,464,881 ( $ 1,877,490,455 ) $ 409,801,435 $ 136,218,560 $ 6,277,316,760
– – – – – –
Portfolio Optimization Aggressive-Growth
Bond Plus Class P $ 4,436,039 $ 1,006,360 ( $ 418,928 ) $ 29,338 ( $ 10,199 ) $ 5,042,610 470,985
Core Income Class P 1,622,333 837,075 (322,380) 17,127 (1,182) 2,152,973 158,908
Diversified Bond Class P 974,405 9,662,256 (1,417,171) 93,805 (40,192) 9,273,103 607,853
Floating Rate Income Class P 8,141,568 9,750,933 (1,468,516) 84,539 (176) 16,508,348 896,341
High Yield Bond Class P 16,286,908 2,424,414 (2,455,570) 150,424 133,736 16,539,912 1,278,751
Inflation Managed Class P 8,084,333 1,335,438 (1,273,895) 6,270 65,438 8,217,584 529,830
Intermediate Bond Class P 6,976,962 9,528,535 (1,407,400) 35,177 105,297 15,238,571 1,495,785
Short Duration Bond Class P 48,799,882 1,609,843 (17,760,500) 681,941 (245,939) 33,085,227 2,623,382
Total Return Class P 18,381,166 1,722,245 (10,433,043) 622,587 (502,237) 9,790,718 572,325
Emerging Markets Debt Class P 8,163,837 1,032,558 (1,151,039) 116,003 119,590 8,280,949 509,508
Equity Index Class P 3,713,192 56,204,199 (63,763,817) 7,514,215 95,663 3,763,452 18,171
Focused Growth Class P 5,125,123 696,037 (1,150,644) 470,343 31,649 5,172,508 53,420
Growth Class P 73,342,684 13,698,285 (13,875,641) 8,965,802 (6,104,580) 76,026,550 746,706
Large-Cap Core Class P 209,120,074 22,905,260 (76,667,288) 27,389,063 (21,827,198) 160,919,911 1,388,907
Large-Cap Growth Class P 113,783,933 13,377,820 (11,936,158) 4,760,788 5,977,995 125,964,378 2,914,503
Large-Cap Plus Bond Alpha Class P 103,454,340 22,080,593 (1,364,675) 169,393 11,089,111 135,428,762 10,123,672
Large-Cap Value Class P 32,515,024 51,353,085 (16,450,494) 2,911,002 1,649,808 71,978,425 1,287,033
Mid-Cap Growth Class P 55,122,865 4,304,476 (20,565,753) 759,643 1,797,606 41,418,837 1,274,378
Mid-Cap Plus Bond Alpha Class P 66,407,150 – (20,777,766) 8,721,129 (1,462,414) 52,888,099 904,984
Mid-Cap Value Class P 15,335,019 36,056,679 (3,192,989) 587,398 2,645,423 51,431,530 850,463
QQQ Plus Bond Alpha Class P 77,022,906 17,165,397 (22,787,263) 4,356,164 10,766,502 86,523,706 5,789,122
Small-Cap Equity Class P 23,049,464 7,299,982 (9,367,538) 801,570 3,037,333 24,820,811 440,828
Small-Cap Growth Class P 37,593,457 12,967,308 (5,317,007) 1,164,995 12,085,041 58,493,794 1,167,202
Small-Cap Index Class P 2,552,875 1,980,214 (546,348) 156,540 654,756 4,798,037 94,683
Small-Cap Plus Bond Alpha Class P 34,413,190 – (3,406,496) 444,004 6,625,979 38,076,677 2,728,981
Small-Cap Value Class P 14,787,101 14,305,216 (2,348,704) 551,053 4,216,177 31,510,843 672,805
Value Class P 155,781,461 467,658 (53,754,479) 16,094,954 (1,334,447) 117,255,147 3,412,994
Value Advantage Class P 53,971,885 2,576,139 (24,675,520) 5,071,954 (1,056,998) 35,887,460 967,777
Emerging Markets Class P 66,363,296 6,009,953 (14,206,393) 4,579,818 11,893,643 74,640,317 2,343,567
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
D. INDEPENDENT TRUSTEES
The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of
Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed.
Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the
Plan. An independent trustee who defers compensation has the option to select one or more credit rate options for their deferred account that track the total return of certain Funds and share classes of the Trust. The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation).
Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of certain Funds of the
Trust to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation due to the DCP Liability is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2026, such expenses increased by
$407,741 for the applicable Funds of the Trust as a result of the market value appreciation on such accounts. As of June 30, 2026, the total amount in the DCP Liability accounts was $3,896,522 for all applicable Funds of the Trust.
E. OFFICERS OF THE TRUST
None of the officers of the Trust received compensation from the Trust.
F. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of
Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
G. INTERFUND TRANSACTIONS
In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust if conducted at the independent “current market price” (the last sales price, intra-day bid offer, or official close, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board receives a written representation from the Trust’s Chief Compliance Officer that the transactions were conducted in compliance with applicable Trust policies and procedures.
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2026
Value as of
January 1, 2026
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Aggressive-Growth (continued)
International Equity Plus Bond Alpha
Class P $ 63,343,348 $ 9,737,475 ( $ 1,567,654 ) $ 334,966 $ 5,506,448 $ 77,354,583 5,507,783
International Growth Class P 87,225,487 20,689,413 (12,533,220) 3,743,522 2,734,040 101,859,242 8,111,218
International Large-Cap Class P 57,376,674 12,675,755 (33,074,092) 6,108,521 (5,132,070) 37,954,788 1,924,983
International Small-Cap Class P 49,236,669 982,713 (21,224,941) 4,193,607 (547,195) 32,640,853 1,355,498
International Value Class P 89,770,245 14,516,071 (31,841,286) 13,639,460 (3,862,543) 82,221,947 2,507,334
Real Estate Class P 16,057,103 1,411,497 (2,944,626) 102,000 2,396,652 17,022,626 373,859
Total $ 1,628,331,998 $ 382,370,882 ( $ 507,449,234 ) $ 125,429,115 $ 41,500,517 $ 1,670,183,278
– – – – – –
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
For the period ended June 30, 2026, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:
8. SECURITIES LENDING
Certain Funds may participate in the Trust’s securities lending program, consistent with applicable regulatory requirements and lending limits, whereby Fund holdings may be loaned to certain approved brokers, dealers and qualified financial institutions who are required to secure the loans continuously with collateral that meets certain guidelines and regulations and who pay the Fund’s negotiated lenders’ fees. By lending its securities, a Fund attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Fund.
The Fund receives cash, cash equivalents, or U.S. Government securities in an amount at least equal to 102% of the market value of loaned U.S.
securities, and 105% of the market value of loaned foreign securities at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. The market value of the loaned securities plus any accrued interest is determined at the close of each business day of the Fund and any additional required collateral is delivered to the fund, or excess collateral returned by the Fund, on the next day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the
Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral received is invested in money market instruments and/or repurchase agreements.
The market values of securities loaned by participating Funds which are subject to offset under a master agreement with netting arrangements and the collateral held for securities on loan and received in connection with the master agreements with netting arrangements as of June 30, 2026, were as follows:
Portfolio Purchases Sales
Net Realized
Gain (Loss)
Small-Cap Equity $ 244,067 $ 641,647 $ 306,970
Small-Cap Index 720,750 4,927 3,294
PD Large-Cap Growth Index 5,082,500 2,321,479 326,932
PD Large-Cap Value Index 2,510,529 4,677,046 2,126,948
PD Small-Cap Growth Index 1,656,613 1,135,112 81,854
PD Small-Cap Value Index 402,257 1,836,505 791,257
Portfolio
Market Value of
Securities on Loan
Cash Collateral
Received for Loans
Outstanding (1) Net Amount
Bond Plus $ 10,642,286 $ 10,998,169 $ –
Core Income 12,703,569 13,231,988 –
Diversified Bond 93,518,788 97,874,882 –
Floating Rate Income 19,958,599 20,413,165 –
High Yield Bond 112,508,033 117,416,957 –
Inflation Managed 412,027 427,256 –
Intermediate Bond 26,998,224 27,939,854 –
Short Duration Bond 40,687,439 42,095,936 –
Total Return 54,404,549 55,228,528 –
Emerging Markets Debt 14,557,505 15,196,946 –
Dividend Growth 1,518,720 1,549,613 –
Equity Index 25,513,801 26,270,335 –
Focused Growth 10,252,300 10,181,645 70,655
Growth 36,017,892 35,662,790 355,102
Large-Cap Core 20,674,060 20,288,706 385,354
Large-Cap Growth 44,146,723 44,688,228 –
Large-Cap Plus Bond Alpha 50,383,662 52,004,993 –
Large-Cap Value 14,650,092 14,961,826 –
Mid-Cap Growth 24,450,058 29,476,500 –
Mid-Cap Plus Bond Alpha 30,199,880 31,223,295 –
Mid-Cap Value 12,862,586 12,946,387 –
QQQ Plus Bond Alpha 14,948,329 15,513,208 –
Small-Cap Equity 3,989,080 4,132,388 –
Small-Cap Growth 55,996,729 56,121,947 –
Small-Cap Index 88,385,667 96,340,498 –
Small-Cap Plus Bond Alpha 5,093,097 5,265,867 –
7. TRANSACTIONS WITH AFFILIATES (Continued)
G. INTERFUND TRANSACTIONS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
In accordance with U.S. GAAP, any securities on loan and cash collateral received and invested in money market instruments and/or repurchase agreements for securities lending transactions is presented in the respective Fund’s Schedule of Investments. The securities on loan, if any, are disclosed in the respective Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value and collateral received for securities on loan, respectively. The related amount payable on return of the securities on loan, where cash collateral is received, is presented in the respective
Statements of Assets and Liabilities. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Income generated from securities lending and reinvestment of the lending collateral is presented in the respective Statements of Operations.
9. COMMITTED LINE OF CREDIT
The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is Applicable Rate (0.10% plus (the higher of the
Federal Funds Effective Rate or the Overnight Bank Funding Rate)) plus an applicable margin of 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30,
2026, the actual interest rate on borrowing by the Trust was 4.98%. The committed line of credit will expire on October 6, 2026, unless renewed, and is available to all Funds except the Bond Plus, Large-Cap Plus Bond Alpha, Mid-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap Plus
Bond Alpha, International Equity Plus Bond Alpha, Capital Appreciation, Pacific Dynamix, Portfolio Optimization, PD 1-3 Year Corporate Bond, PD
Aggregate Bond Index, and PD High Yield Bond Market Portfolios.
The commitment fees and interest incurred by each applicable Fund are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.
During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable
Fund had a loan outstanding were as follows:
Portfolio
Market Value of
Securities on Loan
Cash Collateral
Received for Loans
Outstanding (1) Net Amount
Small-Cap Value $ 10,422,701 $ 9,991,345 $ 431,356
Value Advantage 7,168,342 7,314,808 –
Emerging Markets 2,441,131 2,556,577 –
International Equity Plus Bond Alpha 10,781,486 11,140,692 –
International Small-Cap 576,807 643,353 –
International Value 11,675,629 12,503,407 –
Health Sciences 22,988,744 23,366,730 –
Real Estate 14,833,572 15,264,979 –
Technology 7,573,754 7,553,810 19,944
Capital Appreciation 863,717 872,565 –
PSF Avantis Balanced Allocation 393,232 401,966 –
PD 1-3 Year Corporate Bond 12,308,841 12,755,117 –
PD Aggregate Bond Index 6,946,425 7,318,386 –
PD High Yield Bond Market 19,246,346 20,413,529 –
PD Large-Cap Growth Index 5,305,198 5,351,456 –
PD Large-Cap Value Index 9,176,731 9,562,279 –
PD Mid-Cap Index 4,647,111 4,778,293 –
PD Small-Cap Growth Index 7,451,827 9,173,546 –
PD Small-Cap Value Index 1,992,806 2,395,019 –
PD Emerging Markets Index 685,384 724,877 –
PD International Large-Cap Index 639,535 679,643 –
(1) Collateral received is generally in excess of the market value of securities on loan. Temporary differences arising from changes in market values or transaction timing may result in collateral received being less than the market value of securities on loan at the reporting period. The collateral amounts included in the table are limited to the amount that is subject to offset included under market value of securities on loan. As of June 30, 2026, no non-cash collateral was received for loans outstanding.
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
Core Income 4.98% $ 428,160
Total Return 4.99% 211,693
Focused Growth 4.98% 2,607,627
Growth 4.99% 2,285,519
Hedged Equity 4.99% 3,100,219
Large-Cap Core 4.98% 2,514,783
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
Large-Cap Growth 4.99% $ 1,827,461
Large-Cap Value 4.97% 178,412
Small-Cap Equity 4.99% 253,878
Small-Cap Index 4.98% 7,930,806
Small-Cap Value 4.99% 692,394
Emerging Markets 4.99% 2,293,346
8. SECURITIES LENDING (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
As of June 30, 2026 the Large-Cap Growth Portfolio had loans outstanding in the amount of $981,467 in connection with this revolving line of credit. No other Fund had a loan outstanding in connection with this revolving line of credit agreement as of June 30, 2026.
10. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2026, are summarized in the following table:
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
International Large-Cap 4.99% $ 14,512,657
International Small-Cap 4.99% 337,261
International Value 4.99% 309,455
Health Sciences 4.99% 424,471
Real Estate 4.98% 374,876
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
Technology 4.99% $ 657,420
PD Large-Cap Growth Index 4.97% 4,669,215
PD Large-Cap Value Index 4.99% 2,172,621
PD Mid-Cap Index 4.99% 768,306
PD Small-Cap Growth Index 4.98% 2,066,879
PD Small-Cap Value Index 4.99% 1,025,883
U.S. Government Securities
Portfolio Purchases Sales
Core Income $ 47,944,668 $ 47,354,117
Diversified Bond 845,694,509 918,639,015
Inflation Managed 372,916,088 338,711,024
Intermediate Bond 999,270,771 759,476,697
Short Duration Bond 470,192,711 502,684,812
Total Return 5,507,792,116 5,594,269,893
Large-Cap Plus Bond Alpha 1,593,950 –
QQQ Plus Bond Alpha 603,462 17,398,272
Small-Cap Plus Bond Alpha 342,086 –
International Equity Plus Bond Alpha 1,449,558 –
Capital Appreciation 30,823,366 15,360,278
PD Aggregate Bond Index 202,290,887 220,038,643
Other Securities
Portfolio Purchases Sales
Bond Plus $ 64,074,522 $ 88,645,105
Core Income 98,871,039 98,565,918
Diversified Bond 251,475,632 411,887,059
Floating Rate Income 353,270,405 280,808,670
High Yield Bond 316,769,897 261,755,247
Inflation Managed 29,991,353 11,250,593
Intermediate Bond 211,552,895 44,605,141
Short Duration Bond 255,986,782 368,916,982
Total Return 160,676,956 267,662,202
Emerging Markets Debt 152,442,457 174,970,216
Dividend Growth 40,300,264 63,062,945
Equity Index 580,822,049 529,835,047
Focused Growth 136,918,326 154,896,893
Growth 633,265,498 534,769,180
Hedged Equity 66,086,701 136,512,199
Large-Cap Core 745,340,496 1,311,838,193
Large-Cap Growth 493,439,722 403,992,022
Large-Cap Plus Bond Alpha 304,269,207 146,156,999
Large-Cap Value 1,179,603,803 915,473,987
Mid-Cap Growth 471,234,003 679,646,784
Mid-Cap Plus Bond Alpha 131,082,248 124,638,291
Mid-Cap Value 205,555,099 121,467,995
QQQ Plus Bond Alpha 151,357,826 186,568,355
Small-Cap Equity 184,529,724 174,280,136
Small-Cap Growth 509,426,688 413,328,484
Small-Cap Index 189,516,074 190,562,783
Small-Cap Plus Bond Alpha 44,425,411 24,726,209
Other Securities
Portfolio Purchases Sales
Small-Cap Value $ 151,466,728 $ 68,218,802
Value 365,251,374 868,349,037
Value Advantage 124,831,017 323,274,849
Emerging Markets 694,196,360 751,368,547
International Equity Plus Bond Alpha 95,667,315 70,836,307
International Growth 520,784,401 303,126,394
International Large-Cap 132,545,449 361,112,927
International Small-Cap 71,444,978 210,845,092
International Value 297,039,214 369,346,646
Health Sciences 82,159,709 121,182,947
Real Estate 44,062,120 71,148,586
Technology 163,911,495 161,917,396
Capital Appreciation 136,796,828 62,511,479
PSF Avantis Balanced Allocation 75,711,552 95,426,673
Pacific Dynamix - Conservative Growth 43,560,024 81,367,133
Pacific Dynamix - Moderate Growth 184,528,050 346,421,369
Pacific Dynamix - Growth 198,841,986 425,795,151
Pacific Dynamix - Aggressive Growth 16,449,508 5,229,618
Portfolio Optimization Conservative 229,799,615 297,146,846
Portfolio Optimization Moderate-Conservative 306,716,710 423,952,516
Portfolio Optimization Moderate 1,448,295,666 1,966,873,709
Portfolio Optimization Growth 1,391,464,881 1,877,490,455
Portfolio Optimization Aggressive-Growth 382,370,882 507,449,234
PD 1-3 Year Corporate Bond 58,134,154 91,805,522
PD Aggregate Bond Index 34,141,528 34,906,648
PD High Yield Bond Market 83,948,538 81,032,107
PD Large-Cap Growth Index 361,290,792 397,278,420
9. COMMITTED LINE OF CREDIT (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
11. SECURED BORROWINGS
The contractual maturity of secured borrowings and type of collateral pledged as of June 30, 2026, are summarized in the following table:
Other Securities
Portfolio Purchases Sales
PD Large-Cap Value Index $ 222,461,992 $ 435,159,461
PD Mid-Cap Index 75,875,723 79,302,710
PD Small-Cap Growth Index 126,182,014 90,715,840
PD Small-Cap Value Index 59,120,595 49,629,027
PD Emerging Markets Index 24,123,939 28,974,193
PD International Large-Cap Index 31,485,997 118,602,354
Remaining Contractual Maturity of the Agreements
Secured Borrowings Collateral Type
Overnight and
Continuous Up to 30 days 31-90 days
Greater Than
90 days Total
Bond Plus
Securities lending Money market instruments $ 3,913,388 $ – $ – $ – $ 3,913,388
Securities lending Repurchase agreements 7,084,781 – – – 7,084,781
Core Income
Securities lending Money market instruments 4,708,229 – – – 4,708,229
Securities lending Repurchase agreements 8,523,759 – – – 8,523,759
Diversified Bond
Securities lending Money market instruments 34,826,012 – – – 34,826,012
Securities lending Repurchase agreements 63,048,870 – – – 63,048,870
Floating Rate Income
Securities lending Money market instruments 7,263,448 – – – 7,263,448
Securities lending Repurchase agreements 13,149,717 – – – 13,149,717
High Yield Bond
Securities lending Money market instruments 41,779,508 – – – 41,779,508
Securities lending Repurchase agreements 75,637,449 – – – 75,637,449
Inflation Managed
Securities lending Money market instruments 152,027 – – – 152,027
Securities lending Repurchase agreements 275,229 – – – 275,229
Sale-buyback financing transactions U.S. Treasury Obligations 12,863,536 367,648,144 – – 380,511,680
Intermediate Bond
Securities lending Money market instruments 9,941,608 – – – 9,941,608
Securities lending Repurchase agreements 17,998,246 – – – 17,998,246
Short Duration Bond
Securities lending Money market instruments 14,978,650 – – – 14,978,650
Securities lending Repurchase agreements 27,117,286 – – – 27,117,286
Total Return
Securities lending Money market instruments 19,651,512 – – – 19,651,512
Securities lending Repurchase agreements 35,577,016 – – – 35,577,016
Sale-buyback financing transactions U.S. Treasury Obligations – 103,253,973 – – 103,253,973
Emerging Markets Debt
Securities lending Money market instruments 5,407,404 – – – 5,407,404
Securities lending Repurchase agreements 9,789,542 – – – 9,789,542
Dividend Growth
Securities lending Money market instruments 551,386 – – – 551,386
Securities lending Repurchase agreements 998,227 – – – 998,227
Equity Index
Securities lending Money market instruments 9,347,557 – – – 9,347,557
Securities lending Repurchase agreements 16,922,778 – – – 16,922,778
Focused Growth
Securities lending Money market instruments 3,622,851 – – – 3,622,851
Securities lending Repurchase agreements 6,558,794 – – – 6,558,794
Growth
Securities lending Money market instruments 12,689,597 – – – 12,689,597
Securities lending Repurchase agreements 22,973,193 – – – 22,973,193
10. PURCHASES AND SALES OF INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Remaining Contractual Maturity of the Agreements
Secured Borrowings Collateral Type
Overnight and
Continuous Up to 30 days 31-90 days
Greater Than
90 days Total
Large-Cap Core
Securities lending Money market instruments $ 7,219,163 $ – $ – $ – $ 7,219,163
Securities lending Repurchase agreements 13,069,543 – – – 13,069,543
Large-Cap Growth
Securities lending Money market instruments 15,901,044 – – – 15,901,044
Securities lending Repurchase agreements 28,787,184 – – – 28,787,184
Large-Cap Plus Bond Alpha
Securities lending Money market instruments 18,504,508 – – – 18,504,508
Securities lending Repurchase agreements 33,500,485 – – – 33,500,485
Large-Cap Value
Securities lending Money market instruments 5,323,743 – – – 5,323,743
Securities lending Repurchase agreements 9,638,083 – – – 9,638,083
Mid-Cap Growth
Securities lending Money market instruments 10,488,380 – – – 10,488,380
Securities lending Repurchase agreements 18,988,120 – – – 18,988,120
Mid-Cap Plus Bond Alpha
Securities lending Money market instruments 11,109,928 – – – 11,109,928
Securities lending Repurchase agreements 20,113,367 – – – 20,113,367
Mid-Cap Value
Securities lending Money market instruments 4,606,606 – – – 4,606,606
Securities lending Repurchase agreements 8,339,781 – – – 8,339,781
QQQ Plus Bond Alpha
Securities lending Money market instruments 5,519,937 – – – 5,519,937
Securities lending Repurchase agreements 9,993,271 – – – 9,993,271
Small-Cap Equity
Securities lending Money market instruments 1,470,394 – – – 1,470,394
Securities lending Repurchase agreements 2,661,994 – – – 2,661,994
Small-Cap Growth
Securities lending Money market instruments 19,969,410 – – – 19,969,410
Securities lending Repurchase agreements 36,152,537 – – – 36,152,537
Small-Cap Index
Securities lending Money market instruments 34,280,045 – – – 34,280,045
Securities lending Repurchase agreements 62,060,453 – – – 62,060,453
Small-Cap Plus Bond Alpha
Securities lending Money market instruments 1,873,710 – – – 1,873,710
Securities lending Repurchase agreements 3,392,157 – – – 3,392,157
Small-Cap Value
Securities lending Money market instruments 3,555,138 – – – 3,555,138
Securities lending Repurchase agreements 6,436,207 – – – 6,436,207
Value Advantage
Securities lending Money market instruments 2,602,768 – – – 2,602,768
Securities lending Repurchase agreements 4,712,040 – – – 4,712,040
Emerging Markets
Securities lending Money market instruments 909,686 – – – 909,686
Securities lending Repurchase agreements 1,646,891 – – – 1,646,891
International Equity Plus Bond Alpha
Securities lending Money market instruments 3,964,101 – – – 3,964,101
Securities lending Repurchase agreements 7,176,591 – – – 7,176,591
International Small-Cap
Securities lending Money market instruments 228,919 – – – 228,919
Securities lending Repurchase agreements 414,434 – – – 414,434
International Value
Securities lending Money market instruments 4,448,984 – – – 4,448,984
Securities lending Repurchase agreements 8,054,423 – – – 8,054,423
11. SECURED BORROWINGS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
12. FEDERAL INCOME TAX INFORMATION
Each Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes. The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments on a tax basis is not applicable to Funds that are treated as partnerships for Federal income tax purposes.
Remaining Contractual Maturity of the Agreements
Secured Borrowings Collateral Type
Overnight and
Continuous Up to 30 days 31-90 days
Greater Than
90 days Total
Health Sciences
Securities lending Money market instruments $ 8,314,391 $ – $ – $ – $ 8,314,391
Securities lending Repurchase agreements 15,052,339 – – – 15,052,339
Real Estate
Securities lending Money market instruments 5,431,612 – – – 5,431,612
Securities lending Repurchase agreements 9,833,367 – – – 9,833,367
Technology
Securities lending Money market instruments 2,687,810 – – – 2,687,810
Securities lending Repurchase agreements 4,866,000 – – – 4,866,000
Capital Appreciation
Securities lending Money market instruments 310,478 – – – 310,478
Securities lending Repurchase agreements 562,087 – – – 562,087
PSF Avantis Balanced Allocation
Securities lending Money market instruments 143,028 – – – 143,028
Securities lending Repurchase agreements 258,938 – – – 258,938
PD 1-3 Year Corporate Bond
Securities lending Money market instruments 4,538,548 – – – 4,538,548
Securities lending Repurchase agreements 8,216,569 – – – 8,216,569
PD Aggregate Bond Index
Securities lending Money market instruments 2,604,041 – – – 2,604,041
Securities lending Repurchase agreements 4,714,345 – – – 4,714,345
PD High Yield Bond Market
Securities lending Money market instruments 7,263,578 – – – 7,263,578
Securities lending Repurchase agreements 13,149,951 – – – 13,149,951
PD Large-Cap Growth Index
Securities lending Money market instruments 1,904,165 – – – 1,904,165
Securities lending Repurchase agreements 3,447,291 – – – 3,447,291
PD Large-Cap Value Index
Securities lending Money market instruments 3,402,467 – – – 3,402,467
Securities lending Repurchase agreements 6,159,812 – – – 6,159,812
PD Mid-Cap Index
Securities lending Money market instruments 1,700,221 – – – 1,700,221
Securities lending Repurchase agreements 3,078,072 – – – 3,078,072
PD Small-Cap Growth Index
Securities lending Money market instruments 3,264,147 – – – 3,264,147
Securities lending Repurchase agreements 5,909,399 – – – 5,909,399
PD Small-Cap Value Index
Securities lending Money market instruments 852,200 – – – 852,200
Securities lending Repurchase agreements 1,542,819 – – – 1,542,819
PD Emerging Markets Index
Securities lending Money market instruments 257,927 – – – 257,927
Securities lending Repurchase agreements 466,950 – – – 466,950
PD International Large-Cap Index
Securities lending Money market instruments 241,832 – – – 241,832
Securities lending Repurchase agreements 437,811 – – – 437,811
11. SECURED BORROWINGS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense.
Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2021.
13. SHARES OF BENEFICIAL INTEREST
Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2026 and fiscal year ended December
31, 2025 were as follows:
Bond Plus Portfolio Core Income Portfolio Diversified Bond Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 139,141 273,316 752,116 2,340,806 2,500,074 8,054,142
Share repurchased (42,488) (163,592) (849,299) (1,313,775) (2,927,860) (19,667,144)
Net Increase (decrease) 96,653 109,724 (97,183) 1,027,031 (427,786) (11,613,002)
Shares outstanding, beginning of year or
period 238,706 128,982 8,056,242 7,029,211 53,855,042 65,468,044
Shares outstanding, end of year or period 335,359 238,706 7,959,059 8,056,242 53,427,256 53,855,042
Class P
Shares sold 1,373,120 37,857,362 1,746,068 4,309,876 1,950,087 9,444,273
Share repurchased (4,741,832) (5,634,482) (2,446,003) (7,246,958) (21,168,215) (42,917,270)
Net Increase (decrease) (3,368,712) 32,222,880 (699,935) (2,937,082) (19,218,128) (33,472,997)
Shares outstanding, beginning of year or
period 51,974,306 19,751,426 16,855,604 19,792,686 68,024,306 101,497,303
Shares outstanding, end of year or period 48,605,594 51,974,306 16,155,669 16,855,604 48,806,178 68,024,306
Floating Rate Income Portfolio High Yield Bond Portfolio Inflation Managed Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 378,068 1,014,914 3,174,058 3,764,519 876,466 1,642,462
Share repurchased (1,253,920) (2,674,423) (4,179,066) (4,198,704) (915,648) (2,428,876)
Net Increase (decrease) (875,852) (1,659,509) (1,005,008) (434,185) (39,182) (786,414)
Shares outstanding, beginning of year or
period 13,867,046 15,526,555 22,125,519 22,559,704 18,821,495 19,607,909
Shares outstanding, end of year or period 12,991,194 13,867,046 21,120,511 22,125,519 18,782,313 18,821,495
Class P
Shares sold 5,178,441 9,880,665 8,409,949 15,771,270 3,258,895 2,269,865
Share repurchased (816,332) (10,836,863) (4,971,221) (27,628,590) (1,687,278) (2,007,040)
Net Increase (decrease) 4,362,109 (956,198) 3,438,728 (11,857,320) 1,571,617 262,825
Shares outstanding, beginning of year or
period 5,330,614 6,286,812 32,645,275 44,502,595 8,037,587 7,774,762
Shares outstanding, end of year or period 9,692,723 5,330,614 36,084,003 32,645,275 9,609,204 8,037,587
12. FEDERAL INCOME TAX INFORMATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Intermediate Bond Portfolio Short Duration Bond Portfolio Total Return Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 811,826 3,042,908 3,015,430 6,134,047 3,965,162 7,119,739
Share repurchased (318,421) (671,566) (3,573,500) (7,269,558) (2,243,375) (6,038,623)
Net Increase (decrease) 493,405 2,371,342 (558,070) (1,135,511) 1,721,787 1,081,116
Shares outstanding, beginning of year or
period 7,122,793 4,751,451 35,298,749 36,434,260 50,682,548 49,601,432
Shares outstanding, end of year or period 7,616,198 7,122,793 34,740,679 35,298,749 52,404,335 50,682,548
Class P
Shares sold 55,876,018 42,861,635 1,315,017 66,831,177 4,034,593 13,438,124
Share repurchased (16,414,460) (38,407,870) (18,032,800) (43,011,016) (19,296,769) (28,281,614)
Net Increase (decrease) 39,461,558 4,453,765 (16,717,783) 23,820,161 (15,262,176) (14,843,490)
Shares outstanding, beginning of year or
period 71,723,880 67,270,115 72,452,470 48,632,309 59,560,647 74,404,137
Shares outstanding, end of year or period 111,185,438 71,723,880 55,734,687 72,452,470 44,298,471 59,560,647
Emerging Markets Debt Portfolio Dividend Growth Portfolio Equity Index Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 170,801 211,995 244,798 477,383 1,006,084 2,709,304
Share repurchased (184,053) (553,598) (824,057) (1,095,959) (924,838) (2,511,590)
Net Increase (decrease) (13,252) (341,603) (579,259) (618,576) 81,246 197,714
Shares outstanding, beginning of year or
period 1,464,765 1,806,368 15,214,058 15,832,634 30,254,484 30,056,770
Shares outstanding, end of year or period 1,451,513 1,464,765 14,634,799 15,214,058 30,335,730 30,254,484
Class P
Shares sold 2,845,869 10,636,495 17,256 16,523 3,007,454 1,102,008
Share repurchased (4,225,557) (2,694,431) (9,364) (15,218) (2,605,369) (264,741)
Net Increase (decrease) (1,379,688) 7,942,064 7,892 1,305 402,085 837,267
Shares outstanding, beginning of year or
period 14,864,109 6,922,045 109,221 107,916 3,423,280 2,586,013
Shares outstanding, end of year or period 13,484,421 14,864,109 117,113 109,221 3,825,365 3,423,280
Focused Growth Portfolio Growth Portfolio Hedged Equity Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 174,389 422,977 109,671 443,123 587,146 6,373,526
Share repurchased (318,737) (446,087) (597,454) (1,205,904) (2,826,907) (4,065,915)
Net Increase (decrease) (144,348) (23,110) (487,783) (762,781) (2,239,761) 2,307,611
Shares outstanding, beginning of year or
period 5,283,715 5,306,825 11,958,194 12,720,975 33,614,071 31,306,460
Shares outstanding, end of year or period 5,139,367 5,283,715 11,470,411 11,958,194 31,374,310 33,614,071
Class P
Shares sold 52,997 50,103 2,117,006 1,817,614 259,343 508,349
Share repurchased (106,547) (2,765,172) (596,089) (5,578,768) (84,528) (158,657)
Net Increase (decrease) (53,550) (2,715,069) 1,520,917 (3,761,154) 174,815 349,692
Shares outstanding, beginning of year or
period 457,813 3,172,882 4,612,616 8,373,770 1,384,201 1,034,509
Shares outstanding, end of year or period 404,263 457,813 6,133,533 4,612,616 1,559,016 1,384,201
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Large-Cap Core Portfolio Large-Cap Growth Portfolio Large-Cap Plus Bond Alpha Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 141,289 313,444 169,894 398,268 30,636 91,909
Share repurchased (360,916) (723,447) (835,915) (1,961,130) (57,188) (3,229)
Net Increase (decrease) (219,627) (410,003) (666,021) (1,562,862) (26,552) 88,680
Shares outstanding, beginning of year or
period 7,999,579 8,409,582 13,271,848 14,834,710 289,568 200,888
Shares outstanding, end of year or period 7,779,952 7,999,579 12,605,827 13,271,848 263,016 289,568
Class P
Shares sold 1,051,229 1,403,280 4,897,879 2,177,789 13,991,886 1,730,992
Share repurchased (6,053,142) (5,283,011) (2,207,368) (20,401,218) (1,204,838) (7,542,959)
Net Increase (decrease) (5,001,913) (3,879,731) 2,690,511 (18,223,429) 12,787,048 (5,811,967)
Shares outstanding, beginning of year or
period 15,680,839 19,560,570 20,297,645 38,521,074 72,146,277 77,958,244
Shares outstanding, end of year or period 10,678,926 15,680,839 22,988,156 20,297,645 84,933,325 72,146,277
Large-Cap Value Portfolio Mid-Cap Growth Portfolio Mid-Cap Plus Bond Alpha Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 168,024 411,019 274,968 1,101,418 47,501 179,886
Share repurchased (619,615) (1,057,039) (697,948) (1,429,318) (804,729) (1,230,694)
Net Increase (decrease) (451,591) (646,020) (422,980) (327,900) (757,228) (1,050,808)
Shares outstanding, beginning of year or
period 10,661,885 11,307,905 14,230,063 14,557,963 10,167,540 11,218,348
Shares outstanding, end of year or period 10,210,294 10,661,885 13,807,083 14,230,063 9,410,312 10,167,540
Class P
Shares sold 7,593,661 275,243 432,489 7,666,983 759,609 3,458,706
Share repurchased (2,487,877) (10,758,458) (6,650,308) (11,362,517) (1,031,094) (570,691)
Net Increase (decrease) 5,105,784 (10,483,215) (6,217,819) (3,695,534) (271,485) 2,888,015
Shares outstanding, beginning of year or
period 5,335,455 15,818,670 14,666,325 18,361,859 6,851,433 3,963,418
Shares outstanding, end of year or period 10,441,239 5,335,455 8,448,506 14,666,325 6,579,948 6,851,433
Mid-Cap Value Portfolio QQQ Plus Bond Alpha Portfolio Small-Cap Equity Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 617,143 857,527 501,443 479,629 191,043 512,295
Share repurchased (269,096) (478,498) (84,107) (628,996) (338,839) (332,626)
Net Increase (decrease) 348,047 379,029 417,336 (149,367) (147,796) 179,669
Shares outstanding, beginning of year or
period 5,736,018 5,356,989 409,576 558,943 3,676,464 3,496,795
Shares outstanding, end of year or period 6,084,065 5,736,018 826,912 409,576 3,528,668 3,676,464
Class P
Shares sold 2,193,548 4,748,403 2,401,910 45,088,057 1,547,452 1,943,057
Share repurchased (871,946) (4,256,653) (15,624,716) (4,453,802) (1,269,896) (6,136,064)
Net Increase (decrease) 1,321,602 491,750 (13,222,806) 40,634,255 277,556 (4,193,007)
Shares outstanding, beginning of year or
period 3,601,604 3,109,854 60,019,404 19,385,149 2,719,519 6,912,526
Shares outstanding, end of year or period 4,923,206 3,601,604 46,796,598 60,019,404 2,997,075 2,719,519
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Small-Cap Growth Portfolio Small-Cap Index Portfolio Small-Cap Plus Bond Alpha Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 156,468 486,075 733,702 1,165,878 74,698 495,633
Share repurchased (603,538) (573,555) (1,158,809) (1,918,973) (22,035) (424,131)
Net Increase (decrease) (447,070) (87,480) (425,107) (753,095) 52,663 71,502
Shares outstanding, beginning of year or
period 5,547,489 5,634,969 16,567,796 17,320,891 107,342 35,840
Shares outstanding, end of year or period 5,100,419 5,547,489 16,142,689 16,567,796 160,005 107,342
Class P
Shares sold 5,315,894 3,942,250 517,861 871,696 999,584 9,815,851
Share repurchased (2,643,491) (6,264,394) (216,690) (864,431) (1,326,309) (1,610,391)
Net Increase (decrease) 2,672,403 (2,322,144) 301,171 7,265 (326,725) 8,205,460
Shares outstanding, beginning of year or
period 4,887,758 7,209,902 2,083,718 2,076,453 17,452,592 9,247,132
Shares outstanding, end of year or period 7,560,161 4,887,758 2,384,889 2,083,718 17,125,867 17,452,592
Small-Cap Value Portfolio Value Portfolio Value Advantage Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 166,014 393,267 423,083 287,758 228,545 604,826
Share repurchased (462,424) (680,750) (545,392) (1,104,401) (325,683) (644,597)
Net Increase (decrease) (296,410) (287,483) (122,309) (816,643) (97,138) (39,771)
Shares outstanding, beginning of year or
period 6,257,905 6,545,388 9,512,458 10,329,101 3,563,990 3,603,761
Shares outstanding, end of year or period 5,961,495 6,257,905 9,390,149 9,512,458 3,466,852 3,563,990
Class P
Shares sold 2,613,897 2,925,877 262,407 22,291,180 350,701 4,970,867
Share repurchased (423,683) (4,930,319) (15,752,165) (8,278,542) (6,199,300) (12,532,377)
Net Increase (decrease) 2,190,214 (2,004,442) (15,489,758) 14,012,638 (5,848,599) (7,561,510)
Shares outstanding, beginning of year or
period 2,331,935 4,336,377 44,626,956 30,614,318 13,489,516 21,051,026
Shares outstanding, end of year or period 4,522,149 2,331,935 29,137,198 44,626,956 7,640,917 13,489,516
Emerging Markets Portfolio
International Equity Plus Bond Alpha
Portfolio International Growth Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 1,337,542 1,522,926 65,846 475,531 321,350 1,289,356
Share repurchased (1,343,500) (2,535,842) (49,384) (263,461) (93,537) (526,718)
Net Increase (decrease) (5,958) (1,012,916) 16,462 212,070 227,813 762,638
Shares outstanding, beginning of year or
period 15,714,821 16,727,737 264,757 52,687 1,731,465 968,827
Shares outstanding, end of year or period 15,708,863 15,714,821 281,219 264,757 1,959,278 1,731,465
Class P
Shares sold 2,532,333 12,369,930 1,659,757 19,802,284 22,810,237 5,991,398
Share repurchased (4,466,792) (9,794,047) (3,433,687) (4,309,734) (5,332,236) (37,308,034)
Net Increase (decrease) (1,934,459) 2,575,883 (1,773,930) 15,492,550 17,478,001 (31,316,636)
Shares outstanding, beginning of year or
period 18,715,794 16,139,911 40,509,160 25,016,610 38,388,854 69,705,490
Shares outstanding, end of year or period 16,781,335 18,715,794 38,735,230 40,509,160 55,866,855 38,388,854
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
International Large-Cap Portfolio International Small-Cap Portfolio International Value Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 1,958,881 2,949,259 123,114 378,793 1,091,119 2,578,782
Share repurchased (3,886,174) (4,503,211) (291,981) (693,118) (1,767,859) (2,690,669)
Net Increase (decrease) (1,927,293) (1,553,952) (168,867) (314,325) (676,740) (111,887)
Shares outstanding, beginning of year or
period 39,560,978 41,114,930 5,862,839 6,177,164 18,392,994 18,504,881
Shares outstanding, end of year or period 37,633,685 39,560,978 5,693,972 5,862,839 17,716,254 18,392,994
Class P
Shares sold 2,391,804 3,212,246 189,310 11,274,209 3,627,942 6,960,962
Share repurchased (13,097,806) (17,378,857) (6,629,070) (15,048,301) (5,922,032) (18,091,416)
Net Increase (decrease) (10,706,002) (14,166,611) (6,439,760) (3,774,092) (2,294,090) (11,130,454)
Shares outstanding, beginning of year or
period 24,057,849 38,224,460 13,472,016 17,246,108 22,358,240 33,488,694
Shares outstanding, end of year or period 13,351,847 24,057,849 7,032,256 13,472,016 20,064,150 22,358,240
Health Sciences Portfolio Real Estate Portfolio Technology Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 94,787 190,721 56,688 396,288 1,439,507 2,193,690
Share repurchased (461,921) (731,374) (403,455) (698,516) (1,295,662) (3,346,831)
Net Increase (decrease) (367,134) (540,653) (346,767) (302,228) 143,845 (1,153,141)
Shares outstanding, beginning of year or
period 5,118,010 5,658,663 5,567,704 5,869,932 17,188,915 18,342,056
Shares outstanding, end of year or period 4,750,876 5,118,010 5,220,937 5,567,704 17,332,760 17,188,915
Class P
Shares sold 3,784 5,563 150,274 3,150,195 17,104 41,261
Share repurchased (3,386) (3,072) (591,492) (4,526,792) (8,320) (24,896)
Net Increase (decrease) 398 2,491 (441,218) (1,376,597) 8,784 16,365
Shares outstanding, beginning of year or
period 34,901 32,410 3,096,026 4,472,623 174,048 157,683
Shares outstanding, end of year or period 35,299 34,901 2,654,808 3,096,026 182,832 174,048
Capital Appreciation Portfolio (1)
PSF Avantis Balanced Allocation
Portfolio (2)
Pacific Dynamix - Conservative Growth
Portfolio
Period Ended
June 30,
2026
Year/Period Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 12,157,110 4,694,771 347,959 313,563 174,119 792,112
Share repurchased (2,473,240) (75) (1,433,605) (3,167,116) (1,921,087) (3,509,315)
Net Increase (decrease) 9,683,870 4,694,696 (1,085,646) (2,853,553) (1,746,968) (2,717,203)
Shares outstanding, beginning of year or
period 4,694,696 – 14,510,191 17,363,744 18,821,534 21,538,737
Shares outstanding, end of year or period 14,378,566 4,694,696 13,424,545 14,510,191 17,074,566 18,821,534
Class P
Shares sold 133,164 100,000 74,677 281,106 311,630 525,040
Share repurchased (106,793) – (24,461) (307,957) (69,295) (256,371)
Net Increase (decrease) 26,371 100,000 50,216 (26,851) 242,335 268,669
Shares outstanding, beginning of year or
period 100,000 – 153,677 180,528 1,020,934 752,265
Shares outstanding, end of year or period 126,371 100,000 203,893 153,677 1,263,269 1,020,934
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Pacific Dynamix - Moderate Growth
Portfolio Pacific Dynamix - Growth Portfolio
Pacific Dynamix - Aggressive Growth
Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 203,589 676,476 316,315 1,332,651 682,812 703,318
Share repurchased (4,985,814) (11,370,488) (5,639,253) (10,367,361) (155,597) (154,174)
Net Increase (decrease) (4,782,225) (10,694,012) (5,322,938) (9,034,710) 527,215 549,144
Shares outstanding, beginning of year or
period 70,215,730 80,909,742 45,507,674 54,542,384 929,799 380,655
Shares outstanding, end of year or period 65,433,505 70,215,730 40,184,736 45,507,674 1,457,014 929,799
Class P
Shares sold 459,428 834,988 459,396 796,385 353,292 665,291
Share repurchased (98,413) (280,893) (156,759) (147,983) (65,816) (143,384)
Net Increase (decrease) 361,015 554,095 302,637 648,402 287,476 521,907
Shares outstanding, beginning of year or
period 3,136,974 2,582,879 2,882,064 2,233,662 710,755 188,848
Shares outstanding, end of year or period 3,497,989 3,136,974 3,184,701 2,882,064 998,231 710,755
Portfolio Optimization Conservative
Portfolio
Portfolio Optimization Moderate-
Conservative Portfolio Portfolio Optimization Moderate Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 1,361,086 2,175,873 50,189 317,832 125,706 656,828
Share repurchased (5,197,516) (11,179,505) (5,581,103) (13,512,694) (20,535,891) (45,981,806)
Net Increase (decrease) (3,836,430) (9,003,632) (5,530,914) (13,194,862) (20,410,185) (45,324,978)
Shares outstanding, beginning of year or
period 54,193,722 63,197,354 66,253,068 79,447,930 265,470,510 310,795,488
Shares outstanding, end of year or period 50,357,292 54,193,722 60,722,154 66,253,068 245,060,325 265,470,510
Class P
Shares sold 46 193 500 1,096 16,792 15,682
Share repurchased (109) (269) (204) (4,415) (3,139) (11,011)
Net Increase (decrease) (63) (76) 296 (3,319) 13,653 4,671
Shares outstanding, beginning of year or
period 12,523 12,599 25,742 29,061 107,727 103,056
Shares outstanding, end of year or period 12,460 12,523 26,038 25,742 121,380 107,727
Portfolio Optimization Growth Portfolio
Portfolio Optimization Aggressive-Growth
Portfolio PD 1-3 Year Corporate Bond Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class I
Shares sold 57,893 204,530 252,207 437,442 – –
Share repurchased (16,710,120) (38,661,877) (4,165,561) (8,358,094) – –
Net Increase (decrease) (16,652,227) (38,457,347) (3,913,354) (7,920,652) – –
Shares outstanding, beginning of year or
period 224,789,467 263,246,814 53,925,406 61,846,058 – –
Shares outstanding, end of year or period 208,137,240 224,789,467 50,012,052 53,925,406 – –
Class P
Shares sold 8,164 13,287 13,638 41,141 1,201,456 16,838,112
Share repurchased (4,825) (9,215) (4,992) (29,789) (4,193,784) (10,128,318)
Net Increase (decrease) 3,339 4,072 8,646 11,352 (2,992,328) 6,709,794
Shares outstanding, beginning of year or
period 245,174 241,102 204,082 192,730 17,515,791 10,805,997
Shares outstanding, end of year or period 248,513 245,174 212,728 204,082 14,523,463 17,515,791
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
PD Aggregate Bond Index Portfolio PD High Yield Bond Market Portfolio PD Large-Cap Growth Index Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class P
Shares sold 4,413,577 14,684,357 1,196,704 6,024,196 1,110,759 1,080,474
Share repurchased (7,262,522) (18,774,703) (1,445,461) (6,414,263) (1,311,623) (3,785,301)
Net Increase (decrease) (2,848,945) (4,090,346) (248,757) (390,067) (200,864) (2,704,827)
Shares outstanding, beginning of year or
period 82,035,346 86,125,692 12,440,070 12,830,137 8,110,359 10,815,186
Shares outstanding, end of year or period 79,186,401 82,035,346 12,191,313 12,440,070 7,909,495 8,110,359
PD Large-Cap Value Index Portfolio PD Mid-Cap Index Portfolio PD Small-Cap Growth Index Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class P
Shares sold 303,526 1,726,178 2,065,965 2,719,981 1,148,336 1,080,152
Share repurchased (3,784,262) (4,649,830) (2,327,302) (5,450,271) (566,027) (1,275,201)
Net Increase (decrease) (3,480,736) (2,923,652) (261,337) (2,730,290) 582,309 (195,049)
Shares outstanding, beginning of year or
period 17,882,719 20,806,371 16,436,436 19,166,726 1,747,173 1,942,222
Shares outstanding, end of year or period 14,401,983 17,882,719 16,175,099 16,436,436 2,329,482 1,747,173
PD Small-Cap Value Index Portfolio PD Emerging Markets Index Portfolio
PD International Large-Cap Index
Portfolio
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Period Ended
June 30,
2026
Year Ended
December 31,
2025
Class P
Shares sold 482,920 1,899,858 966,074 4,755,461 890,390 2,780,003
Share repurchased (299,108) (3,419,153) (1,315,198) (3,140,010) (3,685,455) (9,002,751)
Net Increase (decrease) 183,812 (1,519,295) (349,124) 1,615,451 (2,795,065) (6,222,748)
Shares outstanding, beginning of year or
period 2,493,450 4,012,745 5,895,467 4,280,016 20,797,496 27,020,244
Shares outstanding, end of year or period 2,677,262 2,493,450 5,546,343 5,895,467 18,002,431 20,797,496
(1) Operations commenced on October 31, 2025.
(2) Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
SPECIAL MEETING OF SHAREHOLDERS

In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund (the “Trust”) is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders.
Shareholders of record on January 7, 2026, representing 2,314,529 shares of the ESG Diversified Portfolio were notified that a
Special Meeting of Shareholders (the “Meeting”) of that Portfolio would be held at the offices of the Trust on March 5, 2026. 100% of the outstanding shares of the Trust were voted at the Meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned Meeting are outlined as follows:
Proposal for the ESG Diversified Portfolio:
To approve a Plan of Liquidation providing for the liquidation and dissolution of the ESG Diversified Portfolio.
* Based on total shares outstanding as of the record date January 7, 2026.
In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders.
Shareholders of record on January 7, 2026, representing 1,031,282 shares of the ESG Diversified Growth Portfolio were notified that a Special Meeting of Shareholders of that Portfolio would be held at the offices of the Trust on March 5, 2026. 100% of the outstanding shares of the Trust were voted at the Meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned Meeting are outlined as follows:
Proposal for the ESG Diversified Growth Portfolio:
To approve a Plan of Liquidation providing for the liquidation and dissolution of the ESG Diversified Growth Portfolio.
* Based on total shares outstanding as of the record date January 7, 2026.
In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders.
Shareholders of record on January 7, 2026 representing 4,800,371 shares of the Focused Growth Portfolio were notified that a Special
Meeting of Shareholders of that Portfolio would be held at the offices of the Trust on March 5, 2026. 100% of the outstanding shares of the Trust were voted at the Meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned
Meeting are outlined as follows:
Proposal for the Focused Growth Portfolio:
To change the classification of the Fund from a “diversified” company to a “non-diversified” company.
* Based on total shares outstanding as of the record date January 7, 2026.
Votes For Votes Against Votes Abstained Voted Shares
Number Percent* Number Percent* Number Percent* Number Percent*
ESG Diversified Portfolio 2,215,522 95.72% 7,497 0.32% 91,510 3.95% 2,314,529 100.00%
Votes For Votes Against Votes Abstained Voted Shares
Number Percent* Number Percent* Number Percent* Number Percent*
ESG Diversified Growth Portfolio 714,494 67.39% 150,811 14.22% 165,977 15.66% 1,031,282 97.27%
Votes For Votes Against Votes Abstained Voted Shares
Number Percent* Number Percent* Number Percent* Number Percent*
Focused Growth Portfolio 4,800,371 83.73% 638,606 11.14% 294,336 5.13% 5,733,313 100.00%

PACIFIC SELECT FUND
SPECIAL MEETING OF SHAREHOLDERS (Continued)

In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders.
Shareholders of record on January 7, 2026, representing 27,637,400 shares of the Large-Cap Growth Portfolio were notified that a
Special Meeting of Shareholders of that Portfolio would be held at the offices of the Trust on March 5, 2026. 100% of the outstanding shares of the Trust were voted at the Meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned Meeting are outlined as follows:
Proposal for the Large-Cap Growth Portfolio:
To change the classification of the Fund from a “diversified” company to a “non-diversified” company.
* Based on total shares outstanding as of the record date January 7, 2026.
Votes For Votes Against Votes Abstained Voted Shares
Number Percent* Number Percent* Number Percent* Number Percent*
Large-Cap Growth Portfolio 27,637,400 82.63% 3,983,150 11.91% 1,827,779 5.46% 33,448,329 100.00%

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures are included as part of the Financial Statements and Financial Highlights under Item 7 of this Form (“Special Meeting of Shareholders”).

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the financial statements “Trustees’ fees” under Item 7.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(Unaudited)

I.             Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, as may be amended from time to time, the “Agreements”)

between the Trust, PLFA and the various sub-advisers, if any (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). PLFA serves as the investment adviser for all the Funds. PLFA also currently directly manages the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth and Pacific Dynamix — Aggressive Growth Portfolios (the “Pacific Dynamix Funds”); and the PSF Avantis Balanced Allocation Portfolio (together with the Portfolio Optimization Funds and Pacific Dynamix Funds, the “Directly Managed Funds”). In addition, PLFA currently directly manages a portion of the Bond Plus, International Equity Plus Bond Alpha, Mid-Cap Plus Bond Alpha, Large-Cap Plus Bond Alpha, QQQ Plus Bond Alpha and Small-Cap Plus Bond Alpha Portfolios (the “PBA Funds”). For the remaining portion of the PBA Funds and for all other Funds, PLFA has retained unaffiliated investment management firms to serve as Sub-Advisers under PLFA’s oversight (the “Sub-Advised Funds”). The Board, including all the Trustees who are not “interested persons” of the Trust, PLFA, the Sub-Advisers, or the distributor, as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 10, 2025.1 The description below does not relate to the annual renewal of the Sub-Advisory Agreements discussed above, but to the approvals described in further detail below.

II.            Board Consideration of the New Sub-Advisory Agreements

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, the factors considered by the Trustees in approving the Agreements. In the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

The Board approved a change in sub-adviser and a new sub-advisory agreement for the Large-Cap Value Portfolio, effective on or about May 1, 2026. Under the 1940 Act, a change in sub-adviser generally requires shareholder approval of a new sub-advisory agreement; however, pursuant to an exemptive order (the “Order”) issued to Pacific Life Insurance Company (“Pacific Life”) and the Trust by the U.S. Securities and Exchange Commission (“SEC”) on October 13, 1999, PLFA – the investment adviser to the Trust – can hire, terminate, and replace sub-advisers and enter into new sub-advisory agreements without shareholder approval in accordance with the requirements of the Order on behalf of the Trust (except, as a general matter, with sub-advisers affiliated with PLFA).

At a meeting held on March 18, 2026, based upon a recommendation from PLFA, the Board, including all the Independent Trustees, appointed Newton Investment Management North America LLC (“BNY Newton”) to serve as the sub-adviser for the Large-Cap Value Portfolio (“Fund”). At that time, the Board, including all the Independent Trustees, also approved a sub-advisory agreement among the Trust, PLFA and BNY Newton with respect to the Fund (the “BNY Newton Sub-Advisory Agreement”) and terminated the sub-advisory agreement with the prior sub-adviser upon the effectiveness of the BNY Newton Sub-Advisory Agreement. In connection with the change in sub-adviser, changes were also made to the Fund’s principal investment strategies. These changes went into effect on May 1, 2026.

BNY Newton’s appointment as the sub-adviser and the Board’s approval of the BNY Newton Sub-Advisory Agreement were made in accordance with the requirements of the Order and do not require shareholder approval.

1The Sub-Advisory Agreements for the Emerging Markets Portfolio, Small-Cap Growth Portfolio, Mid-Cap Growth Portfolio and Capital Appreciation Portfolio were not up for renewal at that meeting.

In order to facilitate the sub-adviser change, a portion of the Fund’s holdings was sold and new investments were purchased in accordance with recommendations by BNY Newton.

In considering the appointment of BNY Newton as a sub-adviser for the Fund, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that BNY Newton be appointed as the new sub-adviser for the Fund and in evaluating the proposed BNY Newton Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of BNY Newton and PLFA’s analysis in reaching its conclusion to recommend BNY Newton as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed it to be appropriate.

In evaluating the BNY Newton Sub-Advisory Agreement for the Large-Cap Value Portfolio, the Board, including all the Independent Trustees, considered the following factors, among others:

A.	Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining BNY Newton as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by BNY Newton. In this regard, the Trustees considered various materials relating to BNY Newton, including, among other things, financial information regarding BNY Newton; a written presentation from BNY Newton; an assessment by PLFA; responses from BNY Newton to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees heard a verbal presentation at a meeting held on March 18, 2026 from management and investment personnel from BNY Newton.

The Trustees noted that under the BNY Newton Sub-Advisory Agreement, BNY Newton would be responsible for providing investment advisory services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees noted the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of BNY Newton, including the background and experience of BNY Newton’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used by BNY Newton.

In addition, the Trustees noted that the Trust’s Chief Compliance Officer (“CCO”) had reviewed BNY Newton’s written compliance policies and procedures and code of ethics. The Trustees discussed the CCO’s assessment of BNY Newton’s compliance program, as required by Rule 38a-1 under the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to BNY Newton and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by BNY Newton.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by BNY Newton under the BNY Newton Sub-Advisory Agreement.

B.	Performance

The Trustees discussed PLFA’s efforts to identify advisory firms that are qualified to manage a large cap strategy and PLFA’s identification of BNY Newton to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees noted that the Fund’s historical performance had been obtained under a different sub-adviser, although PLFA has managed the Fund since its inception. The Trustees noted the investment process and techniques to be used by BNY Newton for the Fund and BNY Newton’s experience managing large cap strategies, as well as other factors concerning performance.

The Trustees reviewed information about the historical performance of a proprietary mutual fund managed by the same BNY Newton portfolio management team that would manage the Fund using similar investment strategies (the “BNY Newton Comparable Performance”), which included a comparison of the BNY Newton Comparable Performance against a pertinent benchmark and an applicable peer group for the one-, three-, five- and 10-year periods as of December 31, 2025. Additionally, the Trustees noted the risk-adjusted returns of the BNY Newton Comparable Performance during certain periods.

The Board determined that BNY Newton’s performance record with respect to a similarly managed mutual fund was acceptable for purposes of approving the contract.

C.	Sub-Advisory Fees

The Trustees reviewed information regarding the comparative advisory fees charged under other investment advisory contracts of BNY Newton with regard to other funds with substantially similar investment strategies as the Fund. The Trustees also noted that the advisory fee schedule would remain unchanged but that the sub-advisory fee would be reduced from its current levels. The Trustees discussed with management that PLFA was proposing to share a portion of the sub-advisory fee savings with shareholders through an advisory fee waiver and that PLFA will monitor and report to the Board regarding the competitiveness of the advisory fee and the reasonableness of the advisory fee retention going forward.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and BNY Newton, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also noted that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the BNY Newton Sub-Advisory Agreement is fair and reasonable.

D.	Costs, Level of Profits and Economies of Scale

The Trustees reviewed information regarding the anticipated costs to BNY Newton of sub-advising the Fund and the projected profitability of the BNY Newton Sub-Advisory Agreement to BNY Newton, to the extent practicable based on the information provided by BNY Newton. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and BNY Newton with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the BNY Newton Sub-Advisory Agreement to BNY Newton is an estimate because it had not yet begun to manage the Fund, the Trustees noted that projected profitability information for BNY Newton at this time was of limited utility. The Trustees also reviewed the impact of the sub-advisory fee change to the profitability of the PLFA advisory agreement with the Fund. In addition, the Trustees noted that in negotiating the sub-advisory fee, PLFA takes into account the current and future potential scale of the Fund.

The Trustees considered the organizational strengths of BNY Newton and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the BNY Newton Sub-Advisory Agreement is fair and reasonable.

E.	Ancillary Benefits

The Trustees received information from PLFA and BNY Newton concerning other benefits that may be received by BNY Newton and its affiliates as a result of their relationship with the Fund. The Trustees reviewed potential benefits to be derived by BNY Newton from its relationship with the Fund and noted that such benefits are consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F.	Conclusion

Based on its review, the Board found that: (i) the BNY Newton Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the BNY Newton Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

 Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a) The Principal Executive and Principal Financial Officers of the Registrant have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Companies.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Principal Executive and Principal Financial Officers of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Howard T. Hirakawa
Howard T. Hirakawa

President (Principal Executive Officer)

Date:	September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Howard T. Hirakawa
Howard T. Hirakawa
President (Principal Executive Officer)

Date:	September 2, 2026

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	September 2, 2026